UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-08090

                                 Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                             Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                  Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:  (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Lincoln Variable Insurance Products Trust:

Lincoln iShares® Allocation Funds:

Lincoln iShares® Fixed Income Allocation Fund

Lincoln iShares® U.S. Moderate Allocation Fund

Lincoln iShares® Global Growth Allocation Fund

LVIP Aggressive Growth Allocation Managed Risk Funds

LVIP Global Aggressive Growth Allocation Managed Risk Fund

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

LVIP American Allocation Funds:

LVIP American Balanced Allocation Fund

LVIP American Income Allocation Fund

LVIP American Growth Allocation Fund

LVIP American Century Select Mid Cap Managed Volatility Fund

LVIP American Funds:

LVIP American Global Growth Fund

LVIP American Global Small Capitalization Fund

LVIP American Growth Fund

LVIP American Growth-Income Fund

LVIP American International Fund

LVIP American Global Allocation Managed Risk Funds:

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

LVIP American Preservation Fund

LVIP Baron Growth Opportunities Fund

LVIP BlackRock Advantage Allocation Fund

LVIP BlackRock Dividend Value Managed Volatility Fund

LVIP BlackRock Global Allocation Fund

LVIP BlackRock Global Allocation Managed Risk Fund

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

LVIP BlackRock Global Real Estate Fund

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

LVIP Blended Large Cap Growth Managed Volatility Fund

LVIP Blended Mid Cap Managed Volatility Fund

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund

LVIP Delaware Bond Fund

LVIP Delaware Diversified Floating Rate Fund

LVIP Delaware Mid Cap Value Fund (formerly LVIP Delaware Special Opportunities Fund)

LVIP Delaware Social Awareness Fund

LVIP Delaware Wealth Builder Fund

LVIP Dimensional International Equity Managed Volatility Fund

LVIP Dimensional U.S. Equity Managed Volatility Fund

LVIP Dimensional/Vanguard Allocation Funds:

LVIP Dimensional/Vanguard Total Bond Fund

LVIP Vanguard Domestic Equity ETF Fund

LVIP Vanguard International Equity ETF Fund

LVIP Dimensional International Core Equity Fund

LVIP Dimensional U.S. Core Equity 1 Fund

LVIP Dimensional U.S. Core Equity 2 Fund

LVIP Franklin Templeton Global Equity Managed Volatility Fund

LVIP Franklin Templeton Multi-Asset Opportunities Fund

LVIP Global Allocation Managed Risk Funds:

LVIP Global Conservative Allocation Managed Risk Fund

LVIP Global Growth Allocation Managed Risk Fund

LVIP Global Moderate Allocation Managed Risk Fund

LVIP Global Income Fund

LVIP Government Money Market Fund

LVIP Invesco Select Equity Income Managed Volatility Fund

LVIP JPMorgan High Yield Fund

LVIP JPMorgan Retirement Income Fund

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

LVIP Loomis Sayles Global Growth Fund

LVIP MFS International Equity Managed Volatility Fund

LVIP MFS International Growth Fund

LVIP MFS Value Fund

LVIP Mondrian International Value Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP PIMCO Low Duration Bond Fund

LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund

LVIP SSGA Allocation Funds:

LVIP SSGA Conservative Index Allocation Fund

LVIP SSGA Conservative Structured Allocation Fund

LVIP SSGA Moderately Aggressive Index Allocation Fund

LVIP SSGA Moderately Aggressive Structured Allocation Fund

LVIP SSGA Moderate Index Allocation Fund

LVIP SSGA Moderate Structured Allocation Fund

LVIP SSGA Bond Index Fund

LVIP SSGA Emerging Markets Equity Index Fund

LVIP SSGA Funds:

LVIP SSGA Developed International 150 Fund

LVIP SSGA Emerging Markets 100 Fund

LVIP SSGA Large Cap 100 Fund

LVIP SSGA Small/Mid-Cap 200 Fund

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

LVIP SSGA International Index Fund

LVIP SSGA International Managed Volatility Fund

LVIP SSGA Large Cap Managed Volatility Fund

LVIP SSGA Mid-Cap Index Fund

LVIP SSGA S&P 500 Index Fund

LVIP SSGA Short-Term Bond Index Fund

LVIP SSGA Small-Cap Index Fund

LVIP SSGA SMID Cap Managed Volatility Fund

LVIP T. Rowe Price Target Maturity Funds:

LVIP T. Rowe Price 2010 Fund

LVIP T. Rowe Price 2020 Fund

LVIP T. Rowe Price 2030 Fund

LVIP T. Rowe Price 2040 Fund

LVIP T. Rowe Price 2050 Fund

LVIP T. Rowe Price 2060 Fund

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP U.S. Growth Allocation Managed Risk Fund

LVIP Wellington Capital Growth Fund

LVIP Wellington Mid-Cap Value Fund

LVIP Western Asset Core Bond Fund

Lincoln iShares® Allocation Funds
Lincoln iShares® Fixed Income Allocation Fund
Lincoln iShares® Global Growth Allocation Fund
Lincoln iShares® U.S. Moderate Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

Lincoln iShares® Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Lincoln iShares® Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers and reimbursements in effect.
Lincoln iShares® Fixed Income Allocation Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,069.50	0.15%	$0.77
Hypothetical
Standard Class Shares	$1,000.00	$1,024.10	0.15%	$0.75
Lincoln iShares® Global Growth Allocation Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$963.90	0.20%	$0.98
Hypothetical
Standard Class Shares	$1,000.00	$1,023.90	0.20%	$1.01
Lincoln iShares® U.S. Moderate Allocation Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$976.70	0.19%	$0.93
Hypothetical
Standard Class Shares	$1,000.00	$1,023.90	0.19%	$0.96

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Lincoln iShares® Allocation Funds–1

Lincoln iShares® Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
Lincoln iShares® Allocation Funds–2

Lincoln iShares® Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2020
Lincoln iShares® Fixed Income Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	106.21%
Fixed Income Funds	106.10%
Money Market Fund	0.11%
Total Investments	106.21%
Liabilities Net of Receivables and Other Assets	(6.21%)
Total Net Assets	100.00%
Lincoln iShares® Global Growth Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	101.03%
Equity Funds	52.61%
Fixed Income Funds	28.42%
International Equity Funds	20.00%
Total Investments	101.03%
Liabilities Net of Receivables and Other Assets	(1.03%)
Total Net Assets	100.00%
Lincoln iShares® U.S. Moderate Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.91%
Equity Funds	62.23%
Fixed Income Funds	38.66%
Money Market Fund	0.02%
Total Investments	100.91%
Liabilities Net of Receivables and Other Assets	(0.91%)
Total Net Assets	100.00%
Lincoln iShares® Allocation Funds–3

Lincoln iShares® Fixed Income Allocation Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–106.21%
Fixed Income Funds–106.10%
iShares 1-3 Year Treasury Bond ETF	145	$ 12,558
iShares 20+ Year Treasury Bond ETF	12	1,967
iShares 7-10 Year Treasury Bond ETF	9	1,097
iShares Broad USD Investment Grade Corporate Bond ETF	283	17,099
iShares Core U.S. Aggregate Bond ETF	489	57,805
iShares Core U.S. Treasury Bond ETF	611	17,102
iShares iBoxx $ High Yield Corporate Bond ETF	16	1,306
iShares iBoxx $ Investment Grade Corporate Bond ETF	17	2,286
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	154	$ 17,048
		128,268
Money Market Fund–0.11%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	132	132
		132
Total Investment Companies (Cost $117,523)		128,400

TOTAL INVESTMENTS–106.21% (Cost $117,523)	128,400
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.21%)	(7,502)
NET ASSETS APPLICABLE TO 10,832 SHARES OUTSTANDING–100.00%	$120,898
NET ASSET VALUE PER SHARE–LINCOLN ISHARES® FIXED INCOME ALLOCATION FUND STANDARD CLASS ($120,898 / 10,832 Shares)	$11.161
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$108,449
Distributable earnings/(accumulated loss)	12,449
TOTAL NET ASSETS	$120,898

★ Includes $6,199 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $13,694 other accrued expenses payable and $8 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–4

Lincoln iShares® Global Growth Allocation Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–101.03%
Equity Funds–52.61%
iShares Core S&P 500 ETF	631	$ 195,414
iShares Core S&P Mid-Cap ETF	458	81,441
iShares Core S&P Small-Cap ETF	554	37,833
iShares Edge MSCI Min Vol USA ETF	1,266	76,758
iShares Edge MSCI USA Momentum Factor ETF	69	9,039
		400,485
Fixed Income Funds–28.42%
iShares 20+ Year Treasury Bond ETF	50	8,197
iShares Broad USD Investment Grade Corporate Bond ETF	265	16,011
iShares Core U.S. Aggregate Bond ETF	981	115,964
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares Core U.S. Treasury Bond ETF	927	$ 25,947
iShares iBoxx $ Investment Grade Corporate Bond ETF	74	9,953
iShares MBS ETF	364	40,295
		216,367
International Equity Funds–20.00%
iShares Core MSCI EAFE ETF	1,522	86,997
iShares Core MSCI Emerging Markets ETF	1,371	65,260
		152,257
Total Investment Companies (Cost $707,420)		769,109

TOTAL INVESTMENTS–101.03% (Cost $707,420)	769,109
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.03%)	(7,850)
NET ASSETS APPLICABLE TO 63,631 SHARES OUTSTANDING–100.00%	$761,259
NET ASSET VALUE PER SHARE–LINCOLN ISHARES® GLOBAL GROWTH ALLOCATION FUND STANDARD CLASS ($761,259 / 63,631 Shares)	$11.964
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$690,002
Distributable earnings/(accumulated loss)	71,257
TOTAL NET ASSETS	$761,259

★ Includes $6,846 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $13 payable for fund shares redeemed, $15,383 other accrued expenses payable, $103 due to manager and affiliates and $26 due to custodian as of June 30, 2020.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–5

Lincoln iShares® U.S. Moderate Allocation Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.91%
Equity Funds–62.23%
iShares Core S&P 500 ETF	990	$ 306,593
iShares Core S&P Mid-Cap ETF	539	95,845
iShares Core S&P Small-Cap ETF	501	34,213
iShares Edge MSCI Min Vol USA ETF	993	60,206
iShares Edge MSCI USA Momentum Factor ETF	203	26,593
		523,450
Fixed Income Funds–38.66%
iShares 1-3 Year Treasury Bond ETF	450	38,974
iShares 20+ Year Treasury Bond ETF	51	8,360
iShares Broad USD Investment Grade Corporate Bond ETF	502	30,331
iShares Core U.S. Aggregate Bond ETF	1,447	171,050
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares Core U.S. Treasury Bond ETF	1,307	$ 36,583
iShares iBoxx $ Investment Grade Corporate Bond ETF	78	10,491
iShares MBS ETF	265	29,336
		325,125
Money Market Fund–0.02%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	166	166
		166
Total Investment Companies (Cost $728,087)		848,741

TOTAL INVESTMENTS–100.91% (Cost $728,087)	848,741
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.91%)	(7,662)
NET ASSETS APPLICABLE TO 69,219 SHARES OUTSTANDING–100.00%	$841,079
NET ASSET VALUE PER SHARE–LINCOLN ISHARES® U.S. MODERATE ALLOCATION FUND STANDARD CLASS ($841,079 / 69,219 Shares)	$12.151
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$710,443
Distributable earnings/(accumulated loss)	130,636
TOTAL NET ASSETS	$841,079

★ Includes $6,213 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $15 payable for fund shares redeemed, $13,770 other accrued expenses payable and $93 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–6

Lincoln iShares® Allocation Funds
Statements of Operations
Six Months Ended June 30, 2020 (unaudited)
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
INVESTMENT INCOME:
Dividends	$ 1,319	$ 7,629	$ 9,637
EXPENSES:
Accounting and administration expenses	20,222	20,244	20,257
Professional fees	10,251	12,478	10,258
Consulting fees	872	877	872
Reports and statements to shareholders	612	620	621
Custodian fees	221	998	262
Management fees	146	926	1,300
Pricing fees	75	106	97
Shareholder servicing fees	17	107	151
Trustees’ fees and expenses	2	10	16
Other	995	998	1,003
	33,413	37,364	34,837
Less:
Management fees waived	(117)	(444)	(780)
Expenses reimbursed	(33,208)	(36,179)	(33,069)
Total operating expenses	88	741	988
NET INVESTMENT INCOME	1,231	6,888	8,649
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,099	4,807	2,198
Net change in unrealized appreciation (depreciation) of investments	5,526	(40,521)	(61,144)
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,625	(35,714)	(58,946)
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS	$ 7,856	$(28,826)	$(50,297)
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–7

Lincoln iShares® Allocation Funds
Statements of Changes in Net Assets
	Lincoln iShares® Fixed Income Allocation Fund		Lincoln iShares® Global Growth Allocation Fund		Lincoln iShares® U.S. Moderate Allocation Fund
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,231	$ 3,302	$ 6,888	$ 17,630	$ 8,649	$ 24,353
Net realized gain	1,099	105	4,807	4,986	2,198	4,834
Net change in unrealized appreciation (depreciation)	5,526	6,484	(40,521)	121,647	(61,144)	190,614
Net increase (decrease) in net assets resulting from operations	7,856	9,891	(28,826)	144,263	(50,297)	219,801
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,456)	—	(19,516)	—	(28,180)
	—	(3,456)	—	(19,516)	—	(28,180)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of dividends and distributions:
Standard Class	—	3,456	—	19,516	—	28,180
	—	3,456	—	19,516	—	28,180
Cost of shares redeemed:
Standard Class	—	—	(5,000)	(9,902)	(353,883)	(35,974)
Increase (decrease) in net assets derived from capital share transactions	—	3,456	(5,000)	9,614	(353,883)	(7,794)
NET INCREASE (DECREASE) IN NET ASSETS	7,856	9,891	(33,826)	134,361	(404,180)	183,827
NET ASSETS:
Beginning of period	113,042	103,151	795,085	660,724	1,245,259	1,061,432
End of period	$120,898	$113,042	$761,259	$795,085	$ 841,079	$1,245,259
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–8

Lincoln iShares® Fixed Income Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln iShares® Fixed Income Allocation Fund Standard Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended		2/1/17 [1] to 12/31/17
		12/31/19	12/31/18
Net asset value, beginning of period	$ 10.436	$ 9.822	$ 10.163	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.114	0.314	0.290	0.225
Net realized and unrealized gain (loss)	0.611	0.628	(0.347)	0.147
Total from investment operations	0.725	0.942	(0.057)	0.372
Less dividends and distributions from:
Net investment income	—	(0.328)	(0.284)	(0.209)
Total dividends and distributions	—	(0.328)	(0.284)	(0.209)
Net asset value, end of period	$ 11.161	$ 10.436	$ 9.822	$ 10.163
Total return[4]	6.95%	9.59%	(0.55%)	3.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 121	$ 113	$ 103	$ 104
Ratio of expenses to average net assets[5]	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	57.32%	64.19%	57.60%	58.01%
Ratio of net investment income to average net assets	2.12% [6]	3.02%	2.92%	2.40%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(55.05%) [6]	(61.02%)	(54.53%)	(55.46%)
Portfolio turnover	15%	40%	43%	16%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–9

Lincoln iShares® Global Growth Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln iShares® Global Growth Allocation Fund Standard Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended		2/1/17 [1] to 12/31/17
		12/31/19	12/31/18
Net asset value, beginning of period	$ 12.412	$ 10.434	$ 11.403	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.108	0.280	0.240	0.280
Net realized and unrealized gain (loss)	(0.556)	2.010	(0.977)	1.236
Total from investment operations	(0.448)	2.290	(0.737)	1.516
Less dividends and distributions from:
Net investment income	—	(0.312)	(0.232)	(0.113)
Total dividends and distributions	—	(0.312)	(0.232)	(0.113)
Net asset value, end of period	$ 11.964	$ 12.412	$ 10.434	$ 11.403
Total return[4]	(3.61%)	21.95%	(6.47%)	15.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 761	$ 795	$ 661	$ 709
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	10.09%	10.53%	8.91%	23.01%
Ratio of net investment income to average net assets	1.86% [6]	2.39%	2.09%	2.78%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(8.03%) [6]	(7.94%)	(6.62%)	(20.03%)
Portfolio turnover	14%	20%	75%	43%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–10

Lincoln iShares® U.S. Moderate Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln iShares® U.S. Moderate Allocation Fund Standard Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended		2/1/17 [1] to 12/31/17
		12/31/19	12/31/18
Net asset value, beginning of period	$ 12.441	$ 10.523	$ 11.128	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.098	0.245	0.229	0.216
Net realized and unrealized gain (loss)	(0.388)	1.959	(0.625)	1.049
Total from investment operations	(0.290)	2.204	(0.396)	1.265
Less dividends and distributions from:
Net investment income	—	(0.255)	(0.209)	(0.137)
Net realized gain	—	(0.031)	—	—
Total dividends and distributions	—	(0.286)	(0.209)	(0.137)
Net asset value, end of period	$ 12.151	$ 12.441	$ 10.523	$ 11.128
Total return[4]	(2.33%)	20.97%	(3.56%)	12.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 841	$ 1,245	$ 1,061	$ 910
Ratio of expenses to average net assets[5]	0.19%	0.19%	0.19%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	6.70%	6.26%	6.00%	10.32%
Ratio of net investment income to average net assets	1.66% [6]	2.07%	2.03%	2.20%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(4.85%) [6]	(4.00%)	(3.78%)	(7.93%)
Portfolio turnover	22%	24%	34%	12%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–11

Lincoln iShares® Allocation Funds
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln iShares® Fixed Income Allocation Fund, Lincoln iShares® Global Growth Allocation Fund and Lincoln iShares® U.S. Moderate Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in Exchange-Traded Funds (“ETFs”) or financial instruments that provide exposure to such underlying ETFs or other investment companies (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. The underlying ETFs will primarily be BlackRock iShares ETFs.
Financial statements for the Underlying Funds can be found at http://www.sec.gov.
The investment objective of the Lincoln iShares® Fixed Income Allocation Fund is to maximize total return, consistent with prudent investment management and liquidity needs.
The investment objective of the Lincoln iShares® Global Growth Allocation Fund and the Lincoln iShares® U.S. Moderate Allocation Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2017-December 31, 2019), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2020, the Funds did not incur any interest or tax penalties.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Lincoln iShares® Allocation Funds–12

Lincoln iShares® Allocation Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee for each Fund. This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
The waiver amount of each Fund’s average daily net assets are as follows:
Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
0.20%	0.12%	0.15%
LIAC has also contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed certain expense limits. The reimbursement is accrued daily and received monthly. The agreements will continue through at least April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The expense limits as a percentage of each Fund’s average daily net assets are as follows:
Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
0.15%	0.20%	0.19%
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	Total
Lincoln iShares® Fixed Income Allocation Fund	$52,418	$ 52,418
Lincoln iShares® Global Growth Allocation Fund	$56,835	$ 56,835
Lincoln iShares® U.S. Moderate Allocation Fund	$52,302	$ 52,302
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Funds' investment portfolio. For these services, LIAC, not the Funds, pay BlackRock a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2020, there were no fees paid by the Funds for these services.
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln iShares® Allocation Funds–13

Lincoln iShares® Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2020, these fees were as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Printing and mailing	$—	$4	$4
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, the Funds had expense reimbursement receivable due from and liabilities payable to affiliates as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Expense reimbursement receivable due from LIAC	$6,199	$6,846	$6,213
Management fees payable to LIAC	5	81	69
Printing and mailing fees payable to Lincoln Life	—	4	4
Shareholder servicing fees payable to Lincoln Life	3	18	20
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
At June 30, 2020, Lincoln Life directly owned 100% of Lincoln iShares® Fixed Income Allocation Fund.
3. Investments
For the six months ended June 30, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Purchases	$19,831	$107,081	$230,307
Sales	36,785	123,922	593,192
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Cost of investments	$117,523	$707,420	$728,087
Aggregate unrealized appreciation of investments	$ 10,903	$ 69,894	$121,974
Aggregate unrealized depreciation of investments	(26)	(8,205)	(1,320)
Net unrealized appreciation of investments	$ 10,877	$ 61,689	$120,654
Lincoln iShares® Allocation Funds–14

Lincoln iShares® Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2020:
Level 1	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Investments:
Assets:
Investment Companies	$128,400	$769,109	$848,741
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Lincoln iShares® Fixed Income Allocation Fund		Lincoln iShares® Global Growth Allocation Fund		Lincoln iShares® U.S. Moderate Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/20	12/31/19	6/30/20	12/31/19	6/30/20	12/31/19
Shares sold:
Shares reinvested:
Standard Class	—	329	—	1,572	—	2,269
	0	329	0	1,572	0	2,269
Shares redeemed:
Standard Class	—	—	(426)	(841)	(30,873)	(3,043)
Net increase (decrease)	—	329	(426)	731	(30,873)	(774)
Lincoln iShares® Allocation Funds–15

Lincoln iShares® Allocation Funds
Notes to Financial Statements (continued)
5. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
6. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Funds' financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
Lincoln iShares® Allocation Funds–16

Lincoln iShares® Allocation Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustee (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Lincoln iShares® Allocation Funds–17

LVIP Aggressive Growth Allocation Managed Risk Funds
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Aggressive Growth Allocation Managed Risk Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Aggressive Growth Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers and reimbursements in effect.
LVIP Global Aggressive Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$933.10	0.33%	$1.59
Service Class Shares	1,000.00	931.90	0.58%	2.79
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.20	0.33%	$1.66
Service Class Shares	1,000.00	1,022.00	0.58%	2.92
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$951.50	0.32%	$1.55
Service Class Shares	1,000.00	950.20	0.57%	2.76
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.32%	$1.61
Service Class Shares	1,000.00	1,022.00	0.57%	2.87

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Aggressive Growth Allocation Managed Risk Funds–1

LVIP Aggressive Growth Allocation Managed Risk Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP Global Aggressive Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	94.43%
Investment Companies	94.43%
Equity Funds	48.28%
Fixed Income Funds	15.07%
Global Equity Fund	1.79%
Global Fixed Income Fund	0.57%
International Equity Funds	28.72%
Unaffiliated Investment	3.14%
Investment Company	3.14%
Money Market Fund	3.14%
Total Investments	97.57%
Receivables and Other Assets Net of Liabilities	2.43%
Total Net Assets	100.00%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	94.12%
Investment Companies	94.12%
Equity Funds	76.58%
Fixed Income Funds	15.58%
Global Equity Fund	1.96%
Unaffiliated Investment	3.37%
Investment Company	3.37%
Money Market Fund	3.37%
Total Investments	97.49%
Receivables and Other Assets Net of Liabilities	2.51%
Total Net Assets	100.00%
LVIP Aggressive Growth Allocation Managed Risk Funds–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.43%
INVESTMENT COMPANIES–94.43%
Equity Funds–48.28%
Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	56,849	$ 1,600,348
✧✧LVIP SSGA Large Cap 100 Fund	604,605	6,506,759
✧✧LVIP SSGA Mid-Cap Index Fund	657,342	6,863,311
✧✧LVIP SSGA S&P 500 Index Fund	1,759,394	35,713,938
✧✧LVIP SSGA Small-Cap Index Fund	274,659	7,542,947
✧✧LVIP T. Rowe Price Growth Stock Fund	98,833	5,285,883
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	51,737	1,572,453
		65,085,639
Fixed Income Funds–15.07%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	302,999	3,103,317
LVIP Delaware Bond Fund	403,246	5,886,578
LVIP SSGA Bond Index Fund	443,733	5,405,112
LVIP Western Asset Core Bond Fund	555,985	5,921,797
		20,316,804
Global Equity Fund–1.79%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	292,140	2,405,481
		2,405,481
Global Fixed Income Fund–0.57%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	65,152	773,612
		773,612
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–28.72%
Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	205,495	$ 2,698,567
✧✧LVIP MFS International Growth Fund	359,329	6,588,292
✧✧LVIP Mondrian International Value Fund	366,276	4,976,954
✧✧LVIP SSGA Developed International 150 Fund	414,965	2,651,209
✧✧LVIP SSGA Emerging Markets 100 Fund	138,934	960,865
✧✧LVIP SSGA Emerging Markets Equity Index Fund	553,404	5,758,175
✧✧LVIP SSGA International Index Fund	1,721,209	15,091,563
		38,725,625
Total Affiliated Investments (Cost $125,383,873)		127,307,161
UNAFFILIATED INVESTMENT–3.14%
INVESTMENT COMPANY–3.14%
Money Market Fund–3.14%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	4,238,626	4,238,626
Total Unaffiliated Investment (Cost $4,238,626)		4,238,626

TOTAL INVESTMENTS–97.57% (Cost $129,622,499)	131,545,787
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.43%	3,279,272
NET ASSETS APPLICABLE TO 13,527,459 SHARES OUTSTANDING–100.00%	$134,825,059

✧✧ Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds–3

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(14)	Australian Dollar	$ (966,000)	$ (962,095)	9/14/20	$ —	$ (3,905)
(24)	British Pound	(1,859,550)	(1,885,459)	9/14/20	25,909	—
(22)	Euro	(3,094,713)	(3,110,221)	9/14/20	15,508	—
(20)	Japanese Yen	(2,317,750)	(2,333,658)	9/14/20	15,908	—
(3)	Swedish Krona	(644,820)	(649,818)	9/14/20	4,998	—
					62,323	(3,905)
Interest Rate Contract:
407	U.S. Treasury 5 yr Notes	51,177,071	51,085,717	9/30/20	91,354	—
Equity Contracts:
(53)	E-mini MSCI Emerging Markets Index	(2,612,105)	(2,569,015)	9/18/20	—	(43,090)
(44)	E-mini Russell 2000 Index	(3,162,720)	(3,040,392)	9/18/20	—	(122,328)
(121)	E-mini S&P 500 Index	(18,695,710)	(18,301,292)	9/18/20	—	(394,418)
(29)	E-mini S&P MidCap 400 Index	(5,159,390)	(5,076,278)	9/18/20	—	(83,112)
(76)	Euro STOXX 50 Index	(2,751,990)	(2,723,503)	9/18/20	—	(28,487)
(22)	FTSE 100 Index	(1,675,822)	(1,682,580)	9/18/20	6,758	—
(34)	OMXS 30 Index	(607,977)	(603,238)	7/17/20	—	(4,739)
(8)	SPI 200 Index	(813,214)	(806,843)	9/17/20	—	(6,371)
(9)	Topix Index	(1,299,051)	(1,356,136)	9/10/20	57,085	—
					63,843	(682,545)
Total Futures Contracts					$217,520	$(686,450)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–4

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.12%
INVESTMENT COMPANIES–94.12%
Equity Funds–76.58%
Lincoln Variable Insurance Products Trust-
†✧✧LVIP Baron Growth Opportunities Fund	45,364	$ 2,785,737
✧✧LVIP MFS Value Fund	369,408	14,904,499
✧✧LVIP SSGA Mid-Cap Index Fund	531,966	5,554,258
✧✧LVIP SSGA S&P 500 Index Fund	1,274,632	25,873,757
✧✧LVIP SSGA Small-Cap Index Fund	217,443	5,971,645
✧✧LVIP SSGA Small-Mid Cap 200 Fund	188,609	1,794,242
✧✧LVIP T. Rowe Price Growth Stock Fund	288,255	15,416,741
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	172,706	5,249,064
✧✧LVIP Wellington Mid-Cap Value Fund	297,364	6,398,369
		83,948,312
Fixed Income Funds–15.58%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	245,143	2,510,755
LVIP Delaware Bond Fund	329,563	4,810,961
LVIP SSGA Bond Index Fund	403,454	4,914,474
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Western Asset Core Bond Fund	454,334	$ 4,839,110
		17,075,300
Global Equity Fund–1.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	261,661	2,154,518
		2,154,518
Total Affiliated Investments (Cost $98,998,817)		103,178,130
UNAFFILIATED INVESTMENT–3.37%
INVESTMENT COMPANY–3.37%
Money Market Fund–3.37%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	3,697,069	3,697,069
Total Unaffiliated Investment (Cost $3,697,069)		3,697,069

TOTAL INVESTMENTS–97.49% (Cost $102,695,886)	106,875,199
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.51%	2,753,203
NET ASSETS APPLICABLE TO 10,754,697 SHARES OUTSTANDING–100.00%	$109,628,402

† Non-income producing.
✧✧ Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds–5

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
378	U.S. Treasury 5 yr Notes	$ 47,530,547	$ 47,435,286	9/30/20	$95,261	$ —
Equity Contracts:
(56)	E-mini Russell 2000 Index	(4,025,280)	(3,872,168)	9/18/20	—	(153,112)
(155)	E-mini S&P 500 Index	(23,949,050)	(23,529,136)	9/18/20	—	(419,914)
(40)	E-mini S&P MidCap 400 Index	(7,116,400)	(6,903,130)	9/18/20	—	(213,270)
					—	(786,296)
Total Futures Contracts					$95,261	$(786,296)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–6

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2020 (unaudited)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$127,307,161	$103,178,130
Unaffiliated investments, at value	4,238,626	3,697,069
Cash collateral held at broker for futures contracts	3,647,838	3,083,000
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	10,671	7,622
Receivable for fund shares sold	1,246	52,206
Dividends and interest receivable	381	319
Prepaid expenses	159	133
Receivable for securities sold	—	77,995
TOTAL ASSETS	135,206,082	110,096,474
LIABILITIES:
Variation margin due to broker on futures contracts	238,745	390,469
Due to manager and affiliates	66,297	55,172
Payable for securities purchased	49,109	—
Other accrued expenses payable	18,455	15,517
Payable for fund shares redeemed	8,417	6,914
TOTAL LIABILITIES	381,023	468,072
TOTAL NET ASSETS	$134,825,059	$109,628,402
Affiliated investments, at cost	$125,383,873	$ 98,998,817
Unaffiliated investments, at cost	4,238,626	3,697,069
Standard Class:
Net Assets	$ 2,185,665	$ 676,476
Shares Outstanding	218,704	66,207
Net Asset Value Per Share	$ 9.994	$ 10.218
Service Class:
Net Assets	$132,639,394	$108,951,926
Shares Outstanding	13,308,755	10,688,490
Net Asset Value Per Share	$ 9.966	$ 10.193
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$139,062,166	$110,620,336
Distributable earnings/(accumulated loss)	(4,237,107)	(991,934)
TOTAL NET ASSETS	$134,825,059	$109,628,402
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–7

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2020 (unaudited)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 12,669	$ 11,865
EXPENSES:
Management fees	148,103	118,137
Distribution fees-Service Class	145,493	117,477
Accounting and administration expenses	34,758	33,899
Shareholder servicing fees	17,180	13,704
Professional fees	13,993	14,463
Custodian fees	9,328	5,609
Consulting fees	1,923	2,363
Reports and statements to shareholders	1,551	1,532
Trustees’ fees and expenses	1,397	1,125
Pricing fees	406	152
Other	1,682	1,626
	375,814	310,087
Less:
Management fees waived	(1,077)	(2,617)
Expenses reimbursed	(34,825)	(36,668)
Total operating expenses	339,912	270,802
NET INVESTMENT LOSS	(327,243)	(258,937)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(2,647,857)	(1,872,278)
Futures contracts	(2,475,188)	(1,754,334)
Net realized loss	(5,123,045)	(3,626,612)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(1,645,509)	497,899
Foreign currencies	(858)	—
Futures contracts	(459,535)	(686,330)
Net change in unrealized appreciation (depreciation)	(2,105,902)	(188,431)
NET REALIZED AND UNREALIZED LOSS	(7,228,947)	(3,815,043)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,556,190)	$(4,073,980)
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–8

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (327,243)	$ 1,625,231	$ (258,937)	$ 848,295
Net realized gain (loss)	(5,123,045)	2,049,963	(3,626,612)	2,203,491
Net change in unrealized appreciation (depreciation)	(2,105,902)	3,943,284	(188,431)	3,954,185
Net increase (decrease) in net assets resulting from operations	(7,556,190)	7,618,478	(4,073,980)	7,005,971
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(81,755)	—	(6,542)
Service Class	—	(3,847,824)	—	(3,619,699)
Return of capital:
Standard Class	—	(2,933)	—	(42)
Service Class	—	(138,033)	—	(23,298)
	—	(4,070,545)	—	(3,649,581)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	289,719	1,988,913	610,369	160,604
Service Class	45,072,847	97,809,229	36,887,591	79,277,492
Reinvestment of dividends and distributions:
Standard Class	—	84,688	—	6,584
Service Class	—	3,985,857	—	3,642,997
	45,362,566	103,868,687	37,497,960	83,087,677
Cost of shares redeemed:
Standard Class	(69,987)	(115,623)	(27,030)	(30,890)
Service Class	(7,810,748)	(10,416,486)	(7,984,375)	(8,810,642)
	(7,880,735)	(10,532,109)	(8,011,405)	(8,841,532)
Increase in net assets derived from capital share transactions	37,481,831	93,336,578	29,486,555	74,246,145
NET INCREASE IN NET ASSETS	29,925,641	96,884,511	25,412,575	77,602,535
NET ASSETS:
Beginning of period	104,899,418	8,014,907	84,215,827	6,613,292
End of period	$134,825,059	$104,899,418	$109,628,402	$84,215,827
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–9

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended 12/31/19	11/1/18 [1] to 12/31/18

Net asset value, beginning of period	$ 10.710	$ 9.502	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.015)	0.385	0.217
Net realized and unrealized gain (loss)	(0.701)	1.274	(0.536)
Total from investment operations	(0.716)	1.659	(0.319)
Less dividends and distributions from:
Net investment income	—	(0.418)	(0.179)
Net realized gain	—	(0.018)	—
Return of capital	—	(0.015)	—
Total dividends and distributions	—	(0.451)	(0.179)
Net asset value, end of period	$ 9.994	$ 10.710	$ 9.502
Total return[4]	(6.69%)	17.46%	(3.18%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,186	$ 2,092	$ 10
Ratio of expenses to average net assets[5]	0.33%	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.39%	0.51%	3.81%
Ratio of net investment income (loss) to average net assets	(0.31%) [6]	3.71%	13.07%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.37%) [6]	3.53%	9.54%
Portfolio turnover	16%	32%	4%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–10

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended 12/31/19	11/1/18 [1] to 12/31/18

Net asset value, beginning of period	$ 10.694	$ 9.500	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.028)	0.360	0.209
Net realized and unrealized gain (loss)	(0.700)	1.273	(0.533)
Total from investment operations	(0.728)	1.633	(0.324)
Less dividends and distributions from:
Net investment income	—	(0.406)	(0.176)
Net realized gain	—	(0.018)	—
Return of capital	—	(0.015)	—
Total dividends and distributions	—	(0.439)	(0.176)
Net asset value, end of period	$ 9.966	$ 10.694	$ 9.500
Total return[4]	(6.81%)	17.19%	(3.23%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$132,639	$102,807	$ 8,005
Ratio of expenses to average net assets[5]	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.64%	0.76%	4.06%
Ratio of net investment income (loss) to average net assets	(0.56%) [6]	3.46%	12.82%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.62%) [6]	3.28%	9.34%
Portfolio turnover	16%	32%	4%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–11

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended 12/31/19	11/1/18 [1] to 12/31/18

Net asset value, beginning of period	$ 10.739	$ 9.503	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.015)	0.231	0.140
Net realized and unrealized gain (loss)	(0.506)	1.513	(0.502)
Total from investment operations	(0.521)	1.744	(0.362)
Less dividends and distributions from:
Net investment income	—	(0.485)	(0.135)
Net realized gain	—	(0.020)	—
Return of capital	—	(0.003)	—
Total dividends and distributions	—	(0.508)	(0.135)
Net asset value, end of period	$ 10.218	$ 10.739	$ 9.503
Total return[4]	(4.85%)	18.34%	(3.61%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 676	$ 151	$ 10
Ratio of expenses to average net assets[5]	0.32%	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.41%	0.52%	4.24%
Ratio of net investment income (loss) to average net assets	(0.29%) [6]	2.17%	8.41%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.38%) [6]	1.98%	4.46%
Portfolio turnover	17%	30%	6%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–12

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended 12/31/19	11/1/18 [1] to 12/31/18

Net asset value, beginning of period	$ 10.727	$ 9.502	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.028)	0.201	0.134
Net realized and unrealized gain (loss)	(0.506)	1.517	(0.501)
Total from investment operations	(0.534)	1.718	(0.367)
Less dividends and distributions from:
Net investment income	—	(0.470)	(0.131)
Net realized gain	—	(0.020)	—
Return of capital	—	(0.003)	—
Total dividends and distributions	—	(0.493)	(0.131)
Net asset value, end of period	$ 10.193	$ 10.727	$ 9.502
Total return[4]	(4.98%)	18.07%	(3.65%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$108,952	$ 84,065	$ 6,604
Ratio of expenses to average net assets[5]	0.57%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.66%	0.77%	4.49%
Ratio of net investment income (loss) to average net assets	(0.54%) [6]	1.92%	8.16%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.63%) [6]	1.73%	4.25%
Portfolio turnover	17%	30%	6%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–13

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Aggressive Growth Allocation Managed Risk Fund and LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Aggressive Growth Allocation Managed Risk Fund and the LVIP U.S. Aggressive Growth Allocation Managed Risk Fund is to seek capital appreciation.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current period. Management has analyzed the tax positions to be taken on each Fund’s federal income tax return through the six months ended June 30, 2020, and for all open tax years (years ended December 31, 2018–December 31, 2019), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2020, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with LVIP Global Aggressive Growth Allocation Managed Risk Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Gains or losses attributable to changes in foreign exchange rates are included in the Statements of Operations under “Net realized gain (loss) on foreign currencies”. The LVIP Global Aggressive Growth Allocation Managed Risk Fund report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Aggressive Growth Allocation Managed Risk Funds–14

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
0.005%	0.015%
Effective May 1, 2020, LIAC has also contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed certain expense limits. The reimbursement is accrued daily and received monthly. The agreements will continue through at least April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2020, LIAC had contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceeded 0.33% of the Fund’s average daily net assets for the Standard Class and 0.58% for the Service Class.The expense limits as a percentage of each Fund’s average daily net assets are as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Standard Class	0.325%	0.315%
Service Class	0.575%	0.565%
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
LVIP Aggressive Growth Allocation Managed Risk Funds–15

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	Expiration Date
	2022	Total
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$56,335	$ 56,335
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	$56,094	$ 56,094
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Administrative	$3,557	$2,832
Legal	634	505
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2020, these fees were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Printing and mailing	$624	$625
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP Aggressive Growth Allocation Managed Risk Funds–16

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2020, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Expense reimbursement receivable due from LIAC	$10,671	$ 7,622
Management fees payable to LIAC	26,828	21,012
Distribution fees payable to LFD	26,926	22,213
Printing and mailing fees payable to Lincoln Life	9,367	9,354
Shareholder servicing fees payable to Lincoln Life	3,176	2,593
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2020, each Fund engaged in securities purchases and securities sales which resulted in net realized gains (losses) as follows:
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.43%@
Equity Funds-48.28%@
LVIP Delaware Special Opportunities Fund	$ 1,047,401	$ 868,581	$ 131,723	$ (47,668)	$ (136,243)	$ 1,600,348	56,849	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	5,055,342	2,813,190	594,164	(178,031)	(589,578)	6,506,759	604,605	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	5,272,321	2,766,494	724,855	(242,326)	(208,323)	6,863,311	657,342	—	—
✧✧LVIP SSGA S&P 500 Index Fund	27,545,886	12,537,792	4,208,938	(503,188)	342,386	35,713,938	1,759,394	—	—
✧✧LVIP SSGA Small-Cap Index Fund	6,342,179	3,277,040	1,405,363	(449,933)	(220,976)	7,542,947	274,659	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	4,166,735	1,668,640	1,049,961	(39,758)	540,227	5,285,883	98,833	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,046,954	596,210	162,731	(20,540)	112,560	1,572,453	51,737	—	—
Fixed Income Funds-15.07%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	2,596,887	1,161,670	706,651	(20,541)	71,952	3,103,317	302,999	—	—
✧✧LVIP Delaware Bond Fund	4,733,036	2,125,563	1,286,864	(50,595)	365,438	5,886,578	403,246	—	—
✧✧LVIP SSGA Bond Index Fund	4,512,359	1,852,650	1,264,696	(10,686)	315,485	5,405,112	443,733	—	—
✧✧LVIP Western Asset Core Bond Fund	4,746,274	1,932,767	1,028,692	(31,655)	303,103	5,921,797	555,985	—	—
LVIP Aggressive Growth Allocation Managed Risk Funds–17

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Aggressive Growth Allocation Managed Risk Fund (continued)
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
Global Equity Fund-1.79%@
✧✧LVIP BlackRock Global Real Estate Fund	$ 2,063,469	$ 1,093,112	$ 450,844	$ (126,318)	$ (173,938)	$ 2,405,481	292,140	$—	$—
Global Fixed Income Fund-0.57%@
✧✧LVIP Global Income Fund	650,391	280,395	176,825	(5,984)	25,635	773,612	65,152	—	—
International Equity Funds-28.72%@
LVIP Loomis Sayles Global Growth Fund	2,109,232	767,056	381,157	(28,128)	231,564	2,698,567	205,495	—	—
✧✧LVIP MFS International Growth Fund	5,501,115	2,132,077	799,681	(122,860)	(122,359)	6,588,292	359,329	—	—
✧✧LVIP Mondrian International Value Fund	4,270,936	2,084,886	493,047	(140,668)	(745,153)	4,976,954	366,276	—	—
✧✧LVIP SSGA Developed International 150 Fund	2,088,003	1,275,367	249,791	(86,828)	(375,542)	2,651,209	414,965	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	805,402	414,136	93,369	(28,002)	(137,302)	960,865	138,934	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	4,745,123	1,977,287	543,236	(114,623)	(306,376)	5,758,175	553,404	—	—
✧✧LVIP SSGA International Index Fund	12,644,503	5,645,707	1,861,053	(399,525)	(938,069)	15,091,563	1,721,209	—	—
Total	$101,943,548	$47,270,620	$17,613,641	$(2,647,857)	$(1,645,509)	$127,307,161		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds–18

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.12%@
Equity Funds-76.58%@
✧✧LVIP Baron Growth Opportunities Fund	$ 2,502,318	$ 1,034,947	$ 914,073	$ 19,924	$ 142,621	$ 2,785,737	45,364	$—	$—
✧✧LVIP MFS Value Fund	12,088,772	5,756,135	1,488,565	(283,487)	(1,168,356)	14,904,499	369,408	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	5,082,031	2,458,744	1,427,658	(475,747)	(83,112)	5,554,258	531,966	—	—
✧✧LVIP SSGA S&P 500 Index Fund	18,263,105	10,115,412	2,422,974	(345,912)	264,126	25,873,757	1,274,632	—	—
✧✧LVIP SSGA Small-Cap Index Fund	5,089,812	2,213,469	915,136	(138,693)	(277,807)	5,971,645	217,443	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	1,680,505	880,715	521,735	(59,548)	(185,695)	1,794,242	188,609	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	12,057,900	4,245,889	2,304,217	(90,134)	1,507,303	15,416,741	288,255	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,196,941	1,916,559	1,072,010	(147,193)	354,767	5,249,064	172,706	—	—
✧✧LVIP Wellington Mid-Cap Value Fund	5,109,573	3,072,619	754,587	(256,136)	(773,100)	6,398,369	297,364	—	—
Fixed Income Funds-15.58%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	2,080,348	838,967	453,884	(9,564)	54,888	2,510,755	245,143	—	—
✧✧LVIP Delaware Bond Fund	3,823,248	1,526,978	813,784	(17,616)	292,135	4,810,961	329,563	—	—
✧✧LVIP SSGA Bond Index Fund	4,069,988	1,619,863	1,059,637	(2,051)	286,311	4,914,474	403,454	—	—
✧✧LVIP Western Asset Core Bond Fund	3,834,126	1,524,794	746,141	(17,208)	243,539	4,839,110	454,334	—	—
Global Equity Fund-1.96%@
✧✧LVIP BlackRock Global Real Estate Fund	1,652,593	919,303	208,744	(48,913)	(159,721)	2,154,518	261,661	—	—
Total	$81,531,260	$38,124,394	$15,103,145	$(1,872,278)	$ 497,899	$103,178,130		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Purchases	$47,270,620	$38,124,395
Sales	17,613,641	15,103,144
LVIP Aggressive Growth Allocation Managed Risk Funds–19

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$129,622,499	$102,695,886
Aggregate unrealized appreciation of investments and derivatives	$ 4,269,640	$ 5,268,287
Aggregate unrealized depreciation of investments and derivatives	(2,346,352)	(1,088,974)
Net unrealized appreciation of investments and derivatives	$ 1,923,288	$ 4,179,313
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statements of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2020:
Level 1	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$127,307,161	$103,178,130
LVIP Aggressive Growth Allocation Managed Risk Funds–20

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Unaffiliated Investment Companies	$ 4,238,626	$ 3,697,069
Total Investments	$131,545,787	$106,875,199
Derivatives:
Assets:
Futures Contracts	$ 217,520	$ 95,261
Derivatives:
Liabilities:
Futures Contracts	$ (686,450)	$ (786,296)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/20	12/31/19	6/30/20	12/31/19
Shares sold:
Standard Class	30,321	197,539	54,855	15,500
Service Class	4,479,037	9,399,453	3,632,468	7,639,271
Shares reinvested:
Standard Class	—	7,892	—	612
Service Class	—	371,880	—	338,915
	4,509,358	9,976,764	3,687,323	7,994,298
Shares redeemed:
Standard Class	(6,942)	(11,125)	(2,714)	(3,060)
Service Class	(783,683)	(1,000,584)	(780,794)	(836,351)
	(790,625)	(1,011,709)	(783,508)	(839,411)
Net increase	3,718,733	8,965,055	2,903,815	7,154,887
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
LVIP Aggressive Growth Allocation Managed Risk Funds–21

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2020 were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$ 63,843	Variation margin due to broker on futures contracts	$(682,545)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	62,323	Variation margin due to broker on futures contracts	(3,905)
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	91,354	Variation margin due to broker on futures contracts	—
Total		$217,520		$(686,450)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,487,239)	$(618,702)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	105,756	58,418
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	906,295	100,749
Total		$(2,475,188)	$(459,535)
LVIP Aggressive Growth Allocation Managed Risk Funds–22

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2020 were as follows:
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$ —	Variation margin due to broker on futures contracts	$(786,296)
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	95,261	Variation margin due to broker on futures contracts	—
Total		$95,261		$(786,296)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,572,394)	$(786,296)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	818,060	99,966
Total		$(1,754,334)	$(686,330)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$31,172,181	$29,996,471
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	27,220,368	21,365,356
6. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was
LVIP Aggressive Growth Allocation Managed Risk Funds–23

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Funds' financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–24

LVIP Aggressive Growth Allocation Managed Risk Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustee (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Aggressive Growth Allocation Managed Risk Funds–25

LVIP American Allocation Funds
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP American Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP American Balanced Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,010.50	0.26%	$1.30
Service Class Shares	1,000.00	1,008.70	0.61%	3.05
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.26%	$1.31
Service Class Shares	1,000.00	1,021.80	0.61%	3.07
LVIP American Growth Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$997.50	0.26%	$1.29
Service Class Shares	1,000.00	995.80	0.61%	3.03
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.26%	$1.31
Service Class Shares	1,000.00	1,021.80	0.61%	3.07

LVIP American Allocation Funds–1

LVIP American Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP American Income Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,031.40	0.28%	$1.41
Service Class Shares	1,000.00	1,029.60	0.63%	3.18
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.28%	$1.41
Service Class Shares	1,000.00	1,021.70	0.63%	3.17

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP American Allocation Funds–2

LVIP American Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2020
LVIP American Balanced Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	2.83%
Investment Company	2.83%
Fixed Income Fund	2.83%
Unaffiliated Investments	97.22%
Investment Companies	97.22%
Asset Allocation Fund	14.93%
Equity Funds	31.89%
Fixed Income Funds	30.52%
Global Equity Funds	6.40%
Global Fixed Income Fund	1.94%
International Equity Funds	11.52%
Money Market Fund	0.02%
Total Investments	100.05%
Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%
LVIP American Growth Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.08%
Asset Allocation Fund	10.85%
Equity Funds	36.66%
Fixed Income Funds	25.44%
Global Equity Funds	8.44%
International Equity Funds	18.69%
Total Investments	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%
LVIP American Income Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.04%
Asset Allocation Fund	14.18%
Equity Funds	23.00%
Fixed Income Funds	52.36%
Global Equity Fund	2.19%
Global Fixed Income Fund	2.96%
International Equity Funds	5.35%
Total Investments	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%

LVIP American Allocation Funds–3

LVIP American Balanced Allocation Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–2.83%
INVESTMENT COMPANY–2.83%
Fixed Income Fund–2.83%
✢American Funds Insurance Series®– Mortgage Fund	2,247,229	$ 24,966,710
Total Affiliated Investment (Cost $23,067,930)		24,966,710
UNAFFILIATED INVESTMENTS–97.22%
INVESTMENT COMPANIES–97.22%
Asset Allocation Fund–14.93%
✧American Funds®– Capital Income Builder	2,294,908	131,796,594
		131,796,594
Equity Funds–31.89%
✧American Funds®– American Mutual Fund	1,331,210	52,915,598
✢American Funds Insurance Series®-
Blue Chip Income & Growth Fund	5,187,666	63,497,031
Growth Fund	1,251,057	110,843,666
Growth-Income Fund	1,143,356	54,195,082
		281,451,377
Fixed Income Funds–30.52%
✧American Funds®-
Bond Fund of America	10,852,305	151,823,743
High-Income Trust	1,885,307	17,439,093
Intermediate Bond Fund of America	4,731,975	66,862,807
✢American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund	2,538,141	33,198,882
		269,324,525
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Funds–6.40%
✢American Funds Insurance Series®-
Global Growth & Income Fund	1,348,794	$ 18,532,431
Global Small Capitalization Fund	1,560,129	37,911,142
		56,443,573
Global Fixed Income Fund–1.94%
✢American Funds Insurance Series®– Global Bond Fund	1,411,355	17,133,847
		17,133,847
International Equity Funds–11.52%
✢American Funds Insurance Series®-
International Fund	3,976,076	73,477,881
New World Fund	1,149,188	28,143,615
		101,621,496
Money Market Fund–0.02%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	150,184	150,184
		150,184
Total Unaffiliated Investments (Cost $746,497,693)		857,921,596

TOTAL INVESTMENTS–100.05% (Cost $769,565,623)	882,888,306
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(454,282)
NET ASSETS APPLICABLE TO 66,930,937 SHARES OUTSTANDING–100.00%	$882,434,024
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($39,234,769 / 2,969,185 Shares)	$13.214
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($843,199,255 / 63,961,752 Shares)	$13.183
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$733,530,300
Distributable earnings/(accumulated loss)	148,903,724
TOTAL NET ASSETS	$882,434,024

LVIP American Allocation Funds–4

LVIP American Balanced Allocation Fund
Statement of Net Assets (continued)
✢ Class 1 shares.
✧ Class R-6 shares.
★ Includes $576,511 payable for securities purchased, $182,378 payable for fund shares redeemed, $19,638 other accrued expenses payable and $416,499 due to manager and affiliates as of June 30, 2020.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–5

LVIP American Growth Allocation Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.08%
Asset Allocation Fund–10.85%
✧American Funds®– Capital Income Builder	1,580,017	$ 90,740,405
		90,740,405
Equity Funds–36.66%
✧American Funds®– American Mutual Fund	1,458,082	57,958,770
✢American Funds Insurance Series®-
Blue Chip Income & Growth Fund	5,566,617	68,135,386
Growth Fund	1,174,554	104,065,476
Growth-Income Fund	1,610,199	76,323,430
		306,483,062
Fixed Income Funds–25.44%
✧American Funds®-
Bond Fund of America	8,488,855	118,759,077
Intermediate Bond Fund of America	3,886,436	54,915,341
Mortgage Fund	2,216,874	23,432,359
✢American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund	1,191,162	15,580,405
		212,687,182
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Funds–8.44%
✢American Funds Insurance Series®-
Global Growth & Income Fund	1,899,686	$ 26,101,691
Global Small Capitalization Fund	1,831,065	44,494,872
		70,596,563
International Equity Funds–18.69%
✧American Funds®– New World Fund	519,176	35,496,069
✢American Funds Insurance Series®– International Fund	6,533,037	120,730,522
		156,226,591
Total Investment Companies (Cost $725,561,442)		836,733,803

TOTAL INVESTMENTS–100.08% (Cost $725,561,442)	836,733,803
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(631,797)
NET ASSETS APPLICABLE TO 62,424,517 SHARES OUTSTANDING–100.00%	$836,102,006
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($17,758,955 / 1,322,822 Shares)	$13.425
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($818,343,051 / 61,101,695 Shares)	$13.393
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$689,439,871
Distributable earnings/(accumulated loss)	146,662,135
TOTAL NET ASSETS	$836,102,006

✧ Class R-6 shares.
✢ Class 1 shares.
★ Includes $281,194 payable for securities purchased, $237,265 payable for fund shares redeemed, $18,293 other accrued expenses payable, $397,857 due to manager and affiliates and $326,590 due to custodian as of June 30, 2020.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–6

LVIP American Income Allocation Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.04%
Asset Allocation Fund–14.18%
✧American Funds®– Capital Income Builder	497,018	$ 28,543,759
		28,543,759
Equity Funds–23.00%
✧American Funds®-
American Mutual Fund	257,495	10,235,419
Investment Company of America	277,815	10,468,061
✢American Funds Insurance Series®-
Growth Fund	217,804	19,297,425
Growth-Income Fund	132,701	6,290,063
		46,290,968
Fixed Income Funds–52.36%
✧American Funds®-
High-Income Trust	437,394	4,045,894
Intermediate Bond Fund of America	1,646,671	23,267,456
Mortgage Fund	730,572	7,722,146
✢American Funds Insurance Series®-
Bond Fund	5,010,058	58,818,087
U.S. Government/AAA-Rated Securities Fund	883,253	11,552,947
		105,406,530
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–2.19%
✢American Funds Insurance Series®– Global Small Capitalization Fund	181,081	$ 4,400,257
		4,400,257
Global Fixed Income Fund–2.96%
✢American Funds Insurance Series®– Global Bond Fund	491,137	5,962,400
		5,962,400
International Equity Funds–5.35%
✧American Funds®– New World Fund	64,157	4,386,424
✢American Funds Insurance Series®– International Fund	345,964	6,393,419
		10,779,843
Total Investment Companies (Cost $182,430,773)		201,383,757

TOTAL INVESTMENTS–100.04% (Cost $182,430,773)	201,383,757
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(83,856)
NET ASSETS APPLICABLE TO 16,717,543 SHARES OUTSTANDING–100.00%	$201,299,901
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND STANDARD CLASS ($10,862,525 / 900,161 Shares)	$12.067
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND SERVICE CLASS ($190,437,376 / 15,817,382 Shares)	$12.040
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$178,031,088
Distributable earnings/(accumulated loss)	23,268,813
TOTAL NET ASSETS	$201,299,901

✧ Class R-6 shares.
✢ Class 1 shares.
★ Includes $53,505 payable for securities purchased, $16,896 payable for fund shares redeemed, $12,549 other accrued expenses payable, $94,351 due to manager and affiliates and $191,804 due to custodian as of June 30, 2020.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–7

LVIP American Allocation Funds
Statements of Operations
Six Months Ended June 30, 2020 (unaudited)
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 7,586,249	$ 6,193,748	$1,642,253
Dividends from affiliated investments	142,870	—	—
	7,729,119	6,193,748	1,642,253
EXPENSES:
Distribution fees-Service Class	1,436,105	1,395,892	327,119
Management fees	1,071,958	1,018,265	246,816
Shareholder servicing fees	124,347	118,119	28,631
Accounting and administration expenses	52,632	51,089	27,683
Professional fees	16,547	16,265	11,692
Custodian fees	14,969	16,062	5,992
Reports and statements to shareholders	12,250	9,168	3,214
Trustees’ fees and expenses	11,864	11,381	2,710
Consulting fees	1,155	1,146	936
Pricing fees	334	266	274
Other	6,256	6,703	2,036
	2,748,417	2,644,356	657,103
Less:
Management fees waived	(214,392)	(203,653)	(49,363)
Total operating expenses	2,534,025	2,440,703	607,740
NET INVESTMENT INCOME	5,195,094	3,753,045	1,034,513
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	202,487	—	—
Sale of unaffiliated investments	985,875	326,537	(6,942)
Distributions from unaffiliated investment companies	9,070,868	9,170,476	1,805,871
Net realized gain	10,259,230	9,497,013	1,798,929
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	1,095,998	—	—
Unaffiliated investments	(9,841,267)	(18,427,940)	2,767,494
Net change in unrealized appreciation (depreciation)	(8,745,269)	(18,427,940)	2,767,494
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,513,961	(8,930,927)	4,566,423
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS	$ 6,709,055	$ (5,177,882)	$5,600,936
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–8

LVIP American Allocation Funds
Statements of Changes in Net Assets
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 5,195,094	$ 15,213,469	$ 3,753,045	$ 12,823,393	$ 1,034,513	$ 3,819,461
Net realized gain	10,259,230	32,278,771	9,497,013	35,892,481	1,798,929	3,917,687
Net change in unrealized appreciation (depreciation)	(8,745,269)	91,140,448	(18,427,940)	100,834,496	2,767,494	17,805,356
Net increase (decrease) in net assets resulting from operations	6,709,055	138,632,688	(5,177,882)	149,550,370	5,600,936	25,542,504
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,233,576)	—	(1,320,152)	—	(745,192)
Service Class	—	(48,948,400)	—	(61,799,759)	—	(13,041,156)
	—	(51,181,976)	—	(63,119,911)	—	(13,786,348)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,701,318	6,311,779	1,118,158	2,789,243	583,617	2,655,815
Service Class	28,733,966	68,272,727	33,929,237	41,385,757	10,737,908	25,865,507
Reinvestment of dividends and distributions:
Standard Class	—	2,233,576	—	1,320,152	—	745,192
Service Class	—	48,948,400	—	61,799,759	—	13,041,156
	32,435,284	125,766,482	35,047,395	107,294,911	11,321,525	42,307,670
Cost of shares redeemed:
Standard Class	(2,770,311)	(4,815,386)	(1,057,011)	(2,442,892)	(961,850)	(1,631,249)
Service Class	(62,906,776)	(126,403,120)	(69,652,904)	(124,362,713)	(20,183,474)	(34,286,925)
	(65,677,087)	(131,218,506)	(70,709,915)	(126,805,605)	(21,145,324)	(35,918,174)
Increase (decrease) in net assets derived from capital share transactions	(33,241,803)	(5,452,024)	(35,662,520)	(19,510,694)	(9,823,799)	6,389,496
NET INCREASE (DECREASE) IN NET ASSETS	(26,532,748)	81,998,688	(40,840,402)	66,919,765	(4,222,863)	18,145,652
NET ASSETS:
Beginning of period	908,966,772	826,968,084	876,942,408	810,022,643	205,522,764	187,377,112
End of period	$882,434,024	$ 908,966,772	$836,102,006	$ 876,942,408	$201,299,901	$205,522,764
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–9

LVIP American Balanced Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 13.077	$ 11.823	$ 12.998	$ 11.865	$ 11.893	$ 12.768
Income (loss) from investment operations:
Net investment income[2]	0.097	0.265	0.218	0.238	0.235	0.237
Net realized and unrealized gain (loss)	0.040	1.794	(0.724)	1.508	0.503	(0.328)
Total from investment operations	0.137	2.059	(0.506)	1.746	0.738	(0.091)
Less dividends and distributions from:
Net investment income	—	(0.323)	(0.263)	(0.282)	(0.256)	(0.363)
Net realized gain	—	(0.482)	(0.406)	(0.331)	(0.510)	(0.421)
Total dividends and distributions	—	(0.805)	(0.669)	(0.613)	(0.766)	(0.784)
Net asset value, end of period	$ 13.214	$ 13.077	$ 11.823	$ 12.998	$ 11.865	$ 11.893
Total return[3]	1.05%	17.63%	(4.06%)	14.80%	6.20%	(0.68%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 39,235	$ 37,760	$ 30,739	$ 33,900	$30,474	$ 30,201
Ratio of expenses to average net assets[4]	0.26%	0.25%	0.25%	0.24%	0.23%	0.22%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.30%	0.30%	0.29%	0.28%	0.27%
Ratio of net investment income to average net assets	1.54% [5]	2.07%	1.69%	1.87%	1.94%	1.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.49% [5]	2.02%	1.64%	1.82%	1.89%	1.80%
Portfolio turnover	13%	12%	41%	27%	30%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–10

LVIP American Balanced Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 13.069	$ 11.819	$ 12.991	$ 11.860	$ 11.890	$ 12.765
Income (loss) from investment operations:
Net investment income[2]	0.075	0.220	0.172	0.193	0.192	0.192
Net realized and unrealized gain (loss)	0.039	1.790	(0.721)	1.506	0.501	(0.328)
Total from investment operations	0.114	2.010	(0.549)	1.699	0.693	(0.136)
Less dividends and distributions from:
Net investment income	—	(0.278)	(0.217)	(0.237)	(0.213)	(0.318)
Net realized gain	—	(0.482)	(0.406)	(0.331)	(0.510)	(0.421)
Total dividends and distributions	—	(0.760)	(0.623)	(0.568)	(0.723)	(0.739)
Net asset value, end of period	$ 13.183	$ 13.069	$ 11.819	$ 12.991	$ 11.860	$ 11.890
Total return[3]	0.87%	17.22%	(4.39%)	14.41%	5.83%	(1.03%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$843,199	$871,206	$796,230	$888,018	$794,787	$782,499
Ratio of expenses to average net assets[4]	0.61%	0.60%	0.60%	0.59%	0.58%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.65%	0.65%	0.64%	0.63%	0.62%
Ratio of net investment income to average net assets	1.19% [5]	1.72%	1.34%	1.52%	1.59%	1.50%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.14% [5]	1.67%	1.29%	1.47%	1.54%	1.45%
Portfolio turnover	13%	12%	41%	27%	30%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–11

LVIP American Growth Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 13.459	$ 12.168	$ 13.632	$ 12.207	$ 12.265	$ 13.298
Income (loss) from investment operations:
Net investment income[2]	0.081	0.244	0.210	0.222	0.229	0.243
Net realized and unrealized gain (loss)	(0.115)	2.099	(0.856)	1.904	0.561	(0.369)
Total from investment operations	(0.034)	2.343	(0.646)	2.126	0.790	(0.126)
Less dividends and distributions from:
Net investment income	—	(0.314)	(0.272)	(0.258)	(0.251)	(0.370)
Net realized gain	—	(0.738)	(0.546)	(0.443)	(0.597)	(0.537)
Total dividends and distributions	—	(1.052)	(0.818)	(0.701)	(0.848)	(0.907)
Net asset value, end of period	$ 13.425	$ 13.459	$ 12.168	$ 13.632	$ 12.207	$ 12.265
Total return[3]	(0.25%)	19.61%	(5.00%)	17.56%	6.45%	(0.89%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 17,759	$ 17,758	$ 14,524	$ 15,691	$15,462	$ 13,884
Ratio of expenses to average net assets[4]	0.26%	0.25%	0.25%	0.24%	0.22%	0.22%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.30%	0.30%	0.29%	0.27%	0.27%
Ratio of net investment income to average net assets	1.26% [5]	1.84%	1.55%	1.68%	1.84%	1.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.21% [5]	1.79%	1.50%	1.63%	1.79%	1.77%
Portfolio turnover	12%	12%	44%	26%	30%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–12

LVIP American Growth Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 13.450	$ 12.163	$ 13.624	$ 12.203	$ 12.263	$ 13.295
Income (loss) from investment operations:
Net investment income[2]	0.058	0.197	0.162	0.175	0.185	0.196
Net realized and unrealized gain (loss)	(0.115)	2.095	(0.853)	1.901	0.560	(0.368)
Total from investment operations	(0.057)	2.292	(0.691)	2.076	0.745	(0.172)
Less dividends and distributions from:
Net investment income	—	(0.267)	(0.224)	(0.212)	(0.208)	(0.323)
Net realized gain	—	(0.738)	(0.546)	(0.443)	(0.597)	(0.537)
Total dividends and distributions	—	(1.005)	(0.770)	(0.655)	(0.805)	(0.860)
Net asset value, end of period	$ 13.393	$ 13.450	$ 12.163	$ 13.624	$ 12.203	$ 12.263
Total return[3]	(0.42%)	19.20%	(5.34%)	17.15%	6.08%	(1.23%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$818,343	$859,184	$795,498	$888,216	$815,300	$819,345
Ratio of expenses to average net assets[4]	0.61%	0.60%	0.60%	0.59%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.65%	0.65%	0.64%	0.62%	0.62%
Ratio of net investment income to average net assets	0.91% [5]	1.49%	1.20%	1.33%	1.49%	1.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.86% [5]	1.44%	1.15%	1.28%	1.44%	1.42%
Portfolio turnover	12%	12%	44%	26%	30%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–13

LVIP American Income Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 11.701	$ 11.012	$ 11.770	$ 11.098	$ 11.047	$ 11.827
Income (loss) from investment operations:
Net investment income[2]	0.080	0.267	0.229	0.225	0.234	0.226
Net realized and unrealized gain (loss)	0.286	1.287	(0.526)	0.911	0.388	(0.310)
Total from investment operations	0.366	1.554	(0.297)	1.136	0.622	(0.084)
Less dividends and distributions from:
Net investment income	—	(0.286)	(0.258)	(0.278)	(0.258)	(0.361)
Net realized gain	—	(0.579)	(0.203)	(0.186)	(0.313)	(0.335)
Total dividends and distributions	—	(0.865)	(0.461)	(0.464)	(0.571)	(0.696)
Net asset value, end of period	$ 12.067	$ 11.701	$ 11.012	$ 11.770	$ 11.098	$ 11.047
Total return[3]	3.14%	14.30%	(2.57%)	10.27%	5.62%	(0.70%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10,863	$ 10,924	$ 8,626	$ 9,096	$ 7,772	$ 7,355
Ratio of expenses to average net assets[4]	0.28%	0.28%	0.28%	0.27%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.33%	0.33%	0.33%	0.32%	0.30%	0.30%
Ratio of net investment income to average net assets	1.38% [5]	2.28%	1.95%	1.92%	2.06%	1.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.33% [5]	2.23%	1.90%	1.87%	2.01%	1.86%
Portfolio turnover	14%	17%	31%	32%	31%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–14

LVIP American Income Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 11.694	$ 11.009	$ 11.764	$ 11.094	$ 11.044	$ 11.823
Income (loss) from investment operations:
Net investment income[2]	0.059	0.225	0.188	0.183	0.194	0.184
Net realized and unrealized gain (loss)	0.287	1.285	(0.525)	0.910	0.387	(0.308)
Total from investment operations	0.346	1.510	(0.337)	1.093	0.581	(0.124)
Less dividends and distributions from:
Net investment income	—	(0.246)	(0.215)	(0.237)	(0.218)	(0.320)
Net realized gain	—	(0.579)	(0.203)	(0.186)	(0.313)	(0.335)
Total dividends and distributions	—	(0.825)	(0.418)	(0.423)	(0.531)	(0.655)
Net asset value, end of period	$ 12.040	$ 11.694	$ 11.009	$ 11.764	$ 11.094	$ 11.044
Total return[3]	2.96%	13.90%	(2.91%)	9.89%	5.25%	(1.04%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$190,437	$194,599	$178,751	$203,163	$185,535	$177,613
Ratio of expenses to average net assets[4]	0.63%	0.63%	0.63%	0.62%	0.60%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.68%	0.68%	0.68%	0.67%	0.65%	0.65%
Ratio of net investment income to average net assets	1.03% [5]	1.93%	1.60%	1.57%	1.71%	1.56%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.98% [5]	1.88%	1.55%	1.52%	1.66%	1.51%
Portfolio turnover	14%	17%	31%	32%	31%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–15

LVIP American Allocation Funds
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Funds’ shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, each Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Balanced Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP American Growth Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
The investment objective of the LVIP American Income Allocation Fund is to seek to have a high level of current income with some consideration given to growth of capital.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2020, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Allocation Funds–16

LVIP American Allocation Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of each Fund's average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administrative	$26,996	$25,702	$6,220
Legal	4,813	4,582	1,109
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2020, these fees were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Printing and mailing	$7,838	$4,881	$1,749
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, each Fund had liabilities payable to affiliates as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LIAC	$144,855	$137,347	$33,001
Distribution fees payable to LFD	242,257	235,271	54,652
Printing and mailing fees payable to Lincoln Life	8,383	5,324	1,913
Shareholder servicing fees payable to Lincoln Life	21,004	19,915	4,785
LVIP American Allocation Funds–17

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
LVIP American Balanced Allocation Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-2.83%@
Fixed Income Fund-2.83%@
✢American Funds Insurance Series® – Mortgage Fund	$26,556,799	$3,527,125	$6,415,699	$202,487	$1,095,998	$24,966,710	2,247,229	$142,870	$—

@ As a percentage of Net Assets as of June 30, 2020.
✢ Class 1 shares.
3. Investments
For the six months ended June 30, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$111,824,139	$101,283,905	$27,856,263
Sales	131,502,079	123,175,191	34,461,700
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$769,565,623	$725,561,442	$182,430,773
Aggregate unrealized appreciation of investments	$114,865,525	$111,172,361	$ 19,339,467
Aggregate unrealized depreciation of investments	(1,542,842)	—	(446,483)
Net unrealized appreciation of investments	$113,322,683	$111,172,361	$ 18,892,984
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions
LVIP American Allocation Funds–18

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2020:
Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investments:
Assets:
Affiliated Investment Company	$ 24,966,710	$ —	$ —
Unaffiliated Investment Companies	857,921,596	836,733,803	201,383,757
Total Investments	$882,888,306	$836,733,803	$201,383,757
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/20	12/31/19	6/30/20	12/31/19	6/30/20	12/31/19
Shares sold:
Standard Class	301,859	488,753	84,537	209,837	52,467	225,088
Service Class	2,332,681	5,336,900	2,695,352	3,149,283	942,057	2,217,746
Shares reinvested:
Standard Class	—	173,446	—	100,481	—	64,218
Service Class	—	3,813,240	—	4,721,060	—	1,126,814
	2,634,540	9,812,339	2,779,889	8,180,661	994,524	3,633,866
Shares redeemed:
Standard Class	(220,134)	(374,551)	(81,193)	(184,504)	(85,953)	(139,030)
Service Class	(5,031,390)	(9,858,249)	(5,473,465)	(9,392,133)	(1,765,303)	(2,940,778)
	(5,251,524)	(10,232,800)	(5,554,658)	(9,576,637)	(1,851,256)	(3,079,808)
Net increase (decrease)	(2,616,984)	(420,461)	(2,774,769)	(1,395,976)	(856,732)	554,058
LVIP American Allocation Funds–19

LVIP American Allocation Funds
Notes to Financial Statements (continued)
5. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
6. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Funds' financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Allocation Funds–20

LVIP American Allocation Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustee (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Allocation Funds–21

LVIP American Century Select Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP American Century Select Mid Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Century Select Mid Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$855.70	0.87%	$4.01
Service Class Shares	1,000.00	854.30	1.22%	5.62
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.60	0.87%	$4.37
Service Class Shares	1,000.00	1,018.80	1.22%	6.12

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Common Stock	89.57%
Aerospace & Defense	1.97%
Airlines	0.65%
Auto Components	1.21%
Automobiles	0.65%
Banks	2.46%
Beverages	0.25%
Biotechnology	1.32%
Building Products	1.90%
Capital Markets	5.30%
Chemicals	0.11%
Commercial Services & Supplies	1.17%
Communications Equipment	1.79%
Containers & Packaging	2.89%
Distributors	1.06%
Diversified Consumer Services	0.20%
Electric Utilities	3.97%
Electrical Equipment	5.47%
Electronic Equipment, Instruments & Components	1.76%
Energy Equipment & Services	0.33%
Entertainment	0.27%
Equity Real Estate Investment Trusts	2.86%
Food & Staples Retailing	1.82%
Food Products	3.88%
Gas Utilities	1.22%
Health Care Equipment & Supplies	5.39%
Health Care Providers & Services	5.62%
Health Care Technology	1.62%
Hotels, Restaurants & Leisure	1.60%
Household Durables	0.27%
Household Products	0.53%
Insurance	4.03%
Interactive Media & Services	0.27%
IT Services	1.41%
Leisure Products	0.19%
Life Sciences Tools & Services	0.61%
Machinery	3.19%
Media	0.73%
Multiline Retail	0.25%
Multi-Utilities	1.59%
Oil, Gas & Consumable Fuels	1.37%
Paper & Forest Products	0.80%
Personal Products	0.22%
Pharmaceuticals	0.22%
Professional Services	0.64%
Road & Rail	1.81%
Semiconductors & Semiconductor Equipment	4.28%
Software	3.53%
Security Type/Sector	Percentage of Net Assets
Specialty Retail	1.59%
Technology Hardware, Storage & Peripherals	0.75%
Textiles, Apparel & Luxury Goods	0.34%
Thrifts & Mortgage Finance	0.60%
Trading Companies & Distributors	0.89%
Wireless Telecommunication Services	0.72%
Exchange-Traded Fund	2.04%
Money Market Fund	5.23%
Total Investments	96.84%
Receivables and Other Assets Net of Liabilities	3.16%
Total Net Assets	100.00%

Top 10 Equity Holdings	Percentage of Net Assets
Zimmer Biomet Holdings	2.12%
Northern Trust	2.06%
Chubb	1.65%
Emerson Electric	1.55%
F5 Networks	1.43%
nVent Electric	1.37%
Hubbell	1.32%
Johnson Controls International	1.28%
Applied Materials	1.20%
Republic Services	1.17%
Total	15.15%

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–89.57%
Aerospace & Defense–1.97%
BAE Systems	429,248	$ 2,566,671
General Dynamics	23,797	3,556,700
†Mercury Systems	3,609	283,884
Textron	95,690	3,149,158
		9,556,413
Airlines–0.65%
†Southwest Airlines	92,702	3,168,554
		3,168,554
Auto Components–1.21%
Aptiv	45,766	3,566,087
BorgWarner	65,666	2,318,010
		5,884,097
Automobiles–0.65%
Honda Motor ADR	107,009	2,735,150
Thor Industries	4,035	429,849
		3,164,999
Banks–2.46%
Commerce Bancshares	72,568	4,315,619
M&T Bank	13,299	1,382,697
Truist Financial	88,488	3,322,724
Westamerica Bancorporation	50,625	2,906,888
		11,927,928
Beverages–0.25%
Constellation Brands Class A	6,971	1,219,576
		1,219,576
Biotechnology–1.32%
†ACADIA Pharmaceuticals	15,585	755,405
†Alnylam Pharmaceuticals	9,359	1,386,162
†Argenx ADR	3,517	792,134
†Exact Sciences	16,277	1,415,122
†Immunomedics	43,147	1,529,130
†Turning Point Therapeutics	8,282	534,934
		6,412,887
Building Products–1.90%
†AZEK	6,849	218,209
Fortune Brands Home & Security	25,711	1,643,704
Johnson Controls International	182,293	6,223,483
Trane Technologies	12,626	1,123,462
		9,208,858
Capital Markets–5.30%
Ameriprise Financial	26,724	4,009,669
Bank of New York Mellon	68,711	2,655,680
BlackRock	1,424	774,784
LPL Financial Holdings	15,414	1,208,458
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MarketAxess Holdings	2,680	$ 1,342,466
MSCI	5,433	1,813,644
Northern Trust	125,871	9,986,605
State Street	33,826	2,149,642
T. Rowe Price Group	14,461	1,785,933
		25,726,881
Chemicals–0.11%
Albemarle	7,113	549,195
		549,195
Commercial Services & Supplies–1.17%
Republic Services	69,382	5,692,793
		5,692,793
Communications Equipment–1.79%
†Arista Networks	8,177	1,717,415
†F5 Networks	49,880	6,957,263
		8,674,678
Containers & Packaging–2.89%
Ball	20,929	1,454,356
Graphic Packaging Holding	134,876	1,886,915
Packaging Corp. of America	41,597	4,151,381
Sonoco Products	95,414	4,989,198
WestRock	54,406	1,537,514
		14,019,364
Distributors–1.06%
Genuine Parts	50,156	4,361,566
†LKQ	29,772	780,026
		5,141,592
Diversified Consumer Services–0.20%
†Chegg	14,260	959,128
		959,128
Electric Utilities–3.97%
Edison International	87,507	4,752,505
Evergy	48,328	2,865,367
Eversource Energy	27,922	2,325,065
Pinnacle West Capital	76,833	5,631,091
Xcel Energy	59,570	3,723,125
		19,297,153
Electrical Equipment–5.47%
ABB	122,343	2,775,097
AMETEK	16,822	1,503,382
Emerson Electric	121,052	7,508,855
Hubbell	51,188	6,416,928
nVent Electric	355,800	6,664,134
Rockwell Automation	3,479	741,027
LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Sensata Technologies Holding	25,342	$ 943,483
		26,552,906
Electronic Equipment, Instruments & Components–1.76%
Cognex	46,013	2,747,896
†Keysight Technologies	20,397	2,055,610
TE Connectivity	45,630	3,721,127
		8,524,633
Energy Equipment & Services–0.33%
Baker Hughes	104,472	1,607,824
		1,607,824
Entertainment–0.27%
†Roku	7,051	821,653
†Zynga Class A	53,492	510,314
		1,331,967
Equity Real Estate Investment Trusts–2.86%
MGM Growth Properties Class A	109,154	2,970,081
Piedmont Office Realty Trust Class A	103,694	1,722,357
SBA Communications	3,746	1,116,008
Welltower	56,581	2,928,067
†Weyerhaeuser	228,398	5,129,819
		13,866,332
Food & Staples Retailing–1.82%
Koninklijke Ahold Delhaize	194,781	5,308,572
Sysco	64,899	3,547,379
		8,855,951
Food Products–3.88%
Conagra Brands	149,471	5,256,895
JM Smucker	42,124	4,457,140
Kellogg	52,241	3,451,041
Mondelez International Class A	53,339	2,727,223
Orkla	334,217	2,934,289
		18,826,588
Gas Utilities–1.22%
Atmos Energy	24,743	2,463,908
Spire	52,858	3,473,299
		5,937,207
Health Care Equipment & Supplies–5.39%
†Align Technology	6,656	1,826,673
†DexCom	4,314	1,748,895
†Envista Holdings	206,282	4,350,487
†Hologic	40,841	2,327,937
†Masimo	7,186	1,638,336
Siemens Healthineers	29,189	1,403,060
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Teleflex	7,014	$ 2,552,956
Zimmer Biomet Holdings	86,294	10,300,052
		26,148,396
Health Care Providers & Services–5.62%
†Amedisys	6,858	1,361,587
Cardinal Health	81,282	4,242,108
Encompass Health	33,924	2,100,913
†Henry Schein	66,679	3,893,387
McKesson	32,129	4,929,231
Quest Diagnostics	48,223	5,495,493
†Universal Health Services Class B	56,575	5,255,252
		27,277,971
Health Care Technology–1.62%
Cerner	64,331	4,409,890
†Teladoc Health	5,459	1,041,796
†Veeva Systems Class A	10,345	2,425,075
		7,876,761
Hotels, Restaurants & Leisure–1.60%
†Chipotle Mexican Grill	2,598	2,734,031
†Las Vegas Sands	20,932	953,243
†Planet Fitness Class A	12,452	754,218
Sodexo	49,189	3,335,402
		7,776,894
Household Durables–0.27%
DR Horton	23,554	1,306,069
		1,306,069
Household Products–0.53%
Kimberly-Clark	18,278	2,583,595
		2,583,595
Insurance–4.03%
Aflac	96,860	3,489,866
Arthur J. Gallagher & Co.	29,091	2,836,082
Brown & Brown	16,101	656,277
Chubb	63,234	8,006,689
ProAssurance	42,732	618,332
Reinsurance Group of America	38,883	3,049,982
†Selectquote	35,264	893,237
		19,550,465
Interactive Media & Services–0.27%
†Match Group	11,494	1,230,433
†Twitter	2,996	89,251
		1,319,684
IT Services–1.41%
†Fiserv	13,507	1,318,553

LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Square Class A	31,918	$ 3,349,475
†Twilio Class A	9,940	2,181,035
		6,849,063
Leisure Products–0.19%
†Peloton Interactive Class A	16,073	928,537
		928,537
Life Sciences Tools & Services–0.61%
Bruker	25,601	1,041,449
†Mettler-Toledo International	2,359	1,900,292
		2,941,741
Machinery–3.19%
Cummins	28,537	4,944,321
Graco	19,963	958,024
IMI	304,854	3,477,998
Lincoln Electric Holdings	6,551	551,856
PACCAR	61,522	4,604,922
Parker-Hannifin	5,237	959,785
		15,496,906
Media–0.73%
†Fox Class B	132,679	3,561,104
		3,561,104
Multiline Retail–0.25%
Target	10,143	1,216,450
		1,216,450
Multi-Utilities–1.59%
Ameren	24,139	1,698,420
CMS Energy	22,044	1,287,810
NorthWestern	87,059	4,746,457
		7,732,687
Oil, Gas & Consumable Fuels–1.37%
Cimarex Energy	41,293	1,135,145
ConocoPhillips	104,565	4,393,821
Noble Energy	127,272	1,140,357
		6,669,323
Paper & Forest Products–0.80%
Mondi	207,855	3,887,922
		3,887,922
Personal Products–0.22%
Shiseido	16,900	1,076,878
		1,076,878
Pharmaceuticals–0.22%
†Horizon Therapeutics	19,521	1,084,977
		1,084,977
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.64%
IHS Markit	15,333	$ 1,157,642
Verisk Analytics	11,525	1,961,555
		3,119,197
Road & Rail–1.81%
Heartland Express	164,644	3,427,888
JB Hunt Transport Services	10,262	1,234,929
Norfolk Southern	23,518	4,129,055
		8,791,872
Semiconductors & Semiconductor Equipment–4.28%
†Advanced Micro Devices	15,368	808,510
Applied Materials	96,459	5,830,947
Marvell Technology Group	38,561	1,351,949
Maxim Integrated Products	75,204	4,558,114
Microchip Technology	21,891	2,305,341
Skyworks Solutions	11,167	1,427,813
Teradyne	25,254	2,134,216
Xilinx	24,185	2,379,562
		20,796,452
Software–3.53%
†Atlassian Class A	9,408	1,695,980
†Cadence Design Systems	46,277	4,440,741
†Coupa Software	3,843	1,064,665
†DocuSign	7,563	1,302,424
†Envestnet	12,250	900,865
†Manhattan Associates	15,245	1,436,079
†Palo Alto Networks	7,466	1,714,716
†RingCentral Class A	6,157	1,754,807
†Splunk	14,155	2,812,598
		17,122,875
Specialty Retail–1.59%
Advance Auto Parts	35,535	5,061,961
†Burlington Stores	7,410	1,459,251
†Five Below	11,210	1,198,461
		7,719,673
Technology Hardware, Storage & Peripherals–0.75%
HP	207,684	3,619,932
		3,619,932
Textiles, Apparel & Luxury Goods–0.34%
†Lululemon Athletica	5,344	1,667,381
		1,667,381
Thrifts & Mortgage Finance–0.60%
Capitol Federal Financial	262,405	2,889,079
		2,889,079

LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.89%
MSC Industrial Direct Class A	59,381	$ 4,323,531
		4,323,531
Wireless Telecommunication Services–0.72%
Rogers Communications Class B	87,274	3,506,774
		3,506,774
Total Common Stock (Cost $432,788,382)		434,949,693

EXCHANGE-TRADED FUND–2.04%
iShares Russell Mid-Cap Value ETF	129,057	9,876,732
Total Exchange-Traded Fund (Cost $8,836,581)		9,876,732
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.23%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	25,403,467	$ 25,403,467
Total Money Market Fund (Cost $25,403,467)		25,403,467

TOTAL INVESTMENTS–96.84% (Cost $467,028,430)	470,229,892
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.16%	15,346,638
NET ASSETS APPLICABLE TO 40,545,493 SHARES OUTSTANDING–100.00%	$485,576,530
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($14,391 / 1,199 Shares)	$12.007 [1]
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($485,562,139 / 40,544,294 Shares)	$11.976
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$490,990,762
Distributable earnings/(accumulated loss)	(5,414,232)
TOTAL NET ASSETS	$485,576,530

1	Net Asset Value Per Share does not recalculate exactly, due to rounding.

† Non-income producing.
★ Includes $13,765,889 cash collateral held at broker for futures contracts, $21,201 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $3,569,245 payable for securities purchased, $245,193 payable for fund shares redeemed, $766 foreign currencies due to custodian, $18,482 other accrued expenses payable, $472,954 due to manager and affiliates and $1,422,907 variation margin due to broker on futures contracts as of June 30, 2020.
LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2020:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	JPY	(314,527,114)	USD	2,954,083	9/30/20	$ 37,379	$ —
BOA	JPY	32,507,342	USD	(302,954)	9/30/20	—	(1,504)
CSI	EUR	(8,077,438)	USD	9,116,034	9/30/20	22,539	—
CSI	EUR	429,898	USD	(483,711)	9/30/20	264	—
GSI	NOK	(23,664,853)	USD	2,468,354	9/30/20	8,897	—
JPMC	GBP	(6,894,104)	USD	8,603,153	9/30/20	56,114	—
JPMC	GBP	197,693	USD	(245,609)	9/30/20	—	(518)
JPMC	GBP	(232,178)	USD	287,350	9/30/20	—	(495)
MSC	CAD	(4,202,461)	USD	3,104,793	9/30/20	8,738	—
MSC	CAD	101,631	USD	(74,550)	9/30/20	324	—
UBS	CHF	(2,283,755)	USD	2,417,273	9/30/20	243	—
UBS	CHF	132,170	USD	(140,271)	9/30/20	—	(388)
Total Foreign Currency Exchange Contracts						$134,498	$(2,905)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(28)	British Pound	$ (2,169,475)	$ (2,202,463)	9/14/20	$32,988	$ —
(26)	Euro	(3,657,387)	(3,673,902)	9/14/20	16,515	—
(22)	Japanese Yen	(2,549,525)	(2,566,011)	9/14/20	16,486	—
					65,989	—
Equity Contracts:
(376)	E-mini S&P 500 Index	(58,095,760)	(57,460,655)	9/18/20	—	(635,105)
(474)	E-mini S&P MidCap 400 Index	(84,329,340)	(82,702,602)	9/18/20	—	(1,626,738)
(98)	Euro STOXX 50 Index	(3,548,618)	(3,428,942)	9/18/20	—	(119,676)
(28)	FTSE 100 Index	(2,132,864)	(2,091,250)	9/18/20	—	(41,614)
(12)	Nikkei 225 Index (OSE)	(2,475,017)	(2,447,422)	9/10/20	—	(27,595)
					—	(2,450,728)
Total Futures Contracts					$65,989	$(2,450,728)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CSI–Credit Suisse International
ETF–Exchange-Traded Fund
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
JPMC–JPMorgan Chase
LVIP American Century Select Mid Cap Managed Volatility Fund–7

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
NOK–Norwegian Krone
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–8

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 5,093,404
Foreign taxes withheld	(69,374)
5,024,030
EXPENSES:
Management fees	1,801,836
Distribution fees-Service Class	840,831
Accounting and administration expenses	99,585
Shareholder servicing fees	69,671
Custodian fees	59,194
Reports and statements to shareholders	21,378
Pricing fees	20,503
Professional fees	19,880
Trustees’ fees and expenses	6,682
Consulting fees	2,163
Other	5,687
2,947,410
Less:
Management fees waived	(4,001)
Expenses reimbursed	(21,201)
Total operating expenses	2,922,208
NET INVESTMENT INCOME	2,101,822
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(26,305,176)
Foreign currencies	(5,582)
Foreign currency exchange contracts	674,046
Futures contracts	(14,571,269)
Net realized loss	(40,207,981)
Net change in unrealized appreciation (depreciation) of:
Investments	(35,126,670)
Foreign currencies	(2,105)
Foreign currency exchange contracts	422,569
Futures contracts	(2,671,926)
Net change in unrealized appreciation (depreciation)	(37,378,132)
NET REALIZED AND UNREALIZED LOSS	(77,586,113)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(75,484,291)
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,101,822	$ 5,081,998
Net realized gain (loss)	(40,207,981)	42,084,540
Net change in unrealized appreciation (depreciation)	(37,378,132)	59,191,812
Net increase (decrease) in net assets resulting from operations	(75,484,291)	106,358,350
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,087)
Service Class	—	(31,731,041)
	—	(31,732,128)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	57,949,234	85,680,215
Reinvestment of dividends and distributions:
Standard Class	—	1,087
Service Class	—	31,731,041
	57,949,234	117,412,343
Cost of shares redeemed:
Service Class	(16,838,473)	(45,670,105)
	(16,838,473)	(45,670,105)
Increase in net assets derived from capital share transactions	41,110,761	71,742,238
NET INCREASE (DECREASE) IN NET ASSETS	(34,373,530)	146,368,460
NET ASSETS:
Beginning of period	519,950,060	373,581,600
End of period	$485,576,530	$519,950,060
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–9

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19 [3]	12/31/18	12/31/17	12/31/16 [4]	12/31/15
Net asset value, beginning of period	$ 14.029	$ 11.749	$ 13.801	$ 12.418	$ 10.706	$ 11.348
Income (loss) from investment operations:
Net investment income[5]	0.075	0.199	0.154	0.154	0.164	0.177
Net realized and unrealized gain (loss)	(2.097)	3.034	(1.532)	1.552	1.740	(0.618)
Total from investment operations	(2.022)	3.233	(1.378)	1.706	1.904	(0.441)
Less dividends and distributions from:
Net investment income	—	(0.440)	(0.156)	(0.167)	(0.192)	(0.201)
Net realized gain	—	(0.513)	(0.518)	(0.156)	—	—
Total dividends and distributions	—	(0.953)	(0.674)	(0.323)	(0.192)	(0.201)
Net asset value, end of period	$ 12.007	$ 14.029	$ 11.749	$ 13.801	$ 12.418	$ 10.706
Total return[6]	(14.43%)	27.80%	(10.53%)	13.79%	17.83%	(3.91%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 14	$ 17	$ 13	$ 15	$ 13	$ 11
Ratio of expenses to average net assets[7]	0.87%	0.60%	0.06%	0.06%	0.04%	—
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.88%	0.83%	0.82%	0.81%	0.83%	0.85%
Ratio of net investment income to average net assets	1.21%	1.47%	1.12%	1.17%	1.43%	1.57%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.20%	1.23%	0.36%	0.42%	0.64%	0.72%
Portfolio turnover	48%	58%	5%	7%	28%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2019, American Century Investment Management, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio, replacing Lincoln Investment Advisors Corporation.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to May 1, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–10

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19 [3]	12/31/18	12/31/17	12/31/16 [4]	12/31/15
Net asset value, beginning of period	$ 14.018	$ 11.747	$ 13.796	$ 12.420	$ 10.708	$ 11.349
Income (loss) from investment operations:
Net investment income[5]	0.054	0.151	0.105	0.108	0.125	0.137
Net realized and unrealized gain (loss)	(2.096)	3.030	(1.523)	1.545	1.739	(0.616)
Total from investment operations	(2.042)	3.181	(1.418)	1.653	1.864	(0.479)
Less dividends and distributions from:
Net investment income	—	(0.397)	(0.113)	(0.121)	(0.152)	(0.162)
Net realized gain	—	(0.513)	(0.518)	(0.156)	—	—
Total dividends and distributions	—	(0.910)	(0.631)	(0.277)	(0.152)	(0.162)
Net asset value, end of period	$ 11.976	$ 14.018	$ 11.747	$ 13.796	$ 12.420	$ 10.708
Total return[6]	(14.57%)	27.35%	(10.85%)	13.39%	17.43%	(4.24%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 485,562	$519,933	$ 373,568	$367,232	$259,496	$159,660
Ratio of expenses to average net assets[7]	1.22%	0.95%	0.41%	0.41%	0.39%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	1.23%	1.18%	1.17%	1.16%	1.18%	1.20%
Ratio of net investment income to average net assets	0.86%	1.12%	0.77%	0.82%	1.08%	1.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.85%	0.89%	0.01%	0.07%	0.29%	0.37%
Portfolio turnover	48%	58%	5%	7%	28%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2019, American Century Investment Management, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio, replacing Lincoln Investment Advisors Corporation.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to May 1, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–11

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as
LVIP American Century Select Mid Cap Managed Volatility Fund–12

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.
 The management fee, net of waivers, is calculated daily and paid monthly.   Prior to May 1, 2020, LIAC had contractually agreed to waive a portion of its advisory fee. The waiver amount was 0.01% of the Fund’s average daily net assets.
Effective May 1, 2020, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.895% of the Fund’s average daily net assets for the Standard Class and 1.245% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   Prior to May 1, 2020, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceeded 0.90% of the Fund’s average daily net assets for the Standard Class and 1.25% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2020, no expense reimbursements were subject to recoupment.
American Century Investment Management, Inc, (“American Century”) are sub-adviser to the Fund and is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1,2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$15,153
Legal	2,702
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP American Century Select Mid Cap Managed Volatility Fund–13

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18,425 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 21,201
Management fees payable to LIAC	301,270
Distribution fees payable to LFD	141,532
Printing and mailing fees payable to Lincoln Life	18,425
Shareholder servicing fees payable to Lincoln Life	11,727
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities purchases of $358,881 and securities sales of $386,529, which resulted in net realized gains of $31,236.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$234,848,920
Sales	210,711,542
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$467,028,430
Aggregate unrealized appreciation of investments and derivatives	$ 34,374,906
Aggregate unrealized depreciation of investments and derivatives	(33,426,590)
Net unrealized appreciation of investments and derivatives	$ 948,316
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP American Century Select Mid Cap Managed Volatility Fund–14

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 6,989,742	$ 2,566,671	$—	$ 9,556,413
Airlines	3,168,554	—	—	3,168,554
Auto Components	5,884,097	—	—	5,884,097
Automobiles	3,164,999	—	—	3,164,999
Banks	11,927,928	—	—	11,927,928
Beverages	1,219,576	—	—	1,219,576
Biotechnology	6,412,887	—	—	6,412,887
Building Products	9,208,858	—	—	9,208,858
Capital Markets	25,726,881	—	—	25,726,881
Chemicals	549,195	—	—	549,195
Commercial Services & Supplies	5,692,793	—	—	5,692,793
Communications Equipment	8,674,678	—	—	8,674,678
Containers & Packaging	14,019,364	—	—	14,019,364
Distributors	5,141,592	—	—	5,141,592
Diversified Consumer Services	959,128	—	—	959,128
Electric Utilities	19,297,153	—	—	19,297,153
Electrical Equipment	23,777,809	2,775,097	—	26,552,906
Electronic Equipment, Instruments & Components	8,524,633	—	—	8,524,633
Energy Equipment & Services	1,607,824	—	—	1,607,824
Entertainment	1,331,967	—	—	1,331,967
Equity Real Estate Investment Trusts	13,866,332	—	—	13,866,332
Food & Staples Retailing	3,547,379	5,308,572	—	8,855,951
Food Products	15,892,299	2,934,289	—	18,826,588
Gas Utilities	5,937,207	—	—	5,937,207
Health Care Equipment & Supplies	24,745,336	1,403,060	—	26,148,396
Health Care Providers & Services	27,277,971	—	—	27,277,971
Health Care Technology	7,876,761	—	—	7,876,761
Hotels, Restaurants & Leisure	4,441,492	3,335,402	—	7,776,894
Household Durables	1,306,069	—	—	1,306,069
Household Products	2,583,595	—	—	2,583,595
Insurance	19,550,465	—	—	19,550,465
Interactive Media & Services	1,319,684	—	—	1,319,684
IT Services	6,849,063	—	—	6,849,063
Leisure Products	928,537	—	—	928,537
Life Sciences Tools & Services	2,941,741	—	—	2,941,741
Machinery	12,018,908	3,477,998	—	15,496,906
Media	3,561,104	—	—	3,561,104
Multiline Retail	1,216,450	—	—	1,216,450
Multi-Utilities	7,732,687	—	—	7,732,687
Oil, Gas & Consumable Fuels	6,669,323	—	—	6,669,323
LVIP American Century Select Mid Cap Managed Volatility Fund–15

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Paper & Forest Products	$ —	$ 3,887,922	$—	$ 3,887,922
Personal Products	—	1,076,878	—	1,076,878
Pharmaceuticals	1,084,977	—	—	1,084,977
Professional Services	3,119,197	—	—	3,119,197
Road & Rail	8,791,872	—	—	8,791,872
Semiconductors & Semiconductor Equipment	20,796,452	—	—	20,796,452
Software	17,122,875	—	—	17,122,875
Specialty Retail	7,719,673	—	—	7,719,673
Technology Hardware, Storage & Peripherals	3,619,932	—	—	3,619,932
Textiles, Apparel & Luxury Goods	1,667,381	—	—	1,667,381
Thrifts & Mortgage Finance	2,889,079	—	—	2,889,079
Trading Companies & Distributors	4,323,531	—	—	4,323,531
Wireless Telecommunication Services	3,506,774	—	—	3,506,774
Exchange-Traded Fund	9,876,732	—	—	9,876,732
Money Market Fund	25,403,467	—	—	25,403,467
Total Investments	$443,464,003	$26,765,889	$—	$470,229,892
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$134,498	$—	$ 134,498
Futures Contracts	$ 65,989	$ —	$—	$ 65,989
Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (2,905)	$—	$ (2,905)
Futures Contracts	$(2,450,728)	$ —	$—	$(2,450,728)
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	—	—
Service Class	4,790,752	6,374,506
Shares reinvested:
Standard Class	—	79
Service Class	—	2,304,509
	4,790,752	8,679,094
Shares redeemed:
Standard Class	—	—
Service Class	(1,337,058)	(3,388,373)
	(1,337,058)	(3,388,373)
Net increase	3,453,694	5,290,721
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S.
LVIP American Century Select Mid Cap Managed Volatility Fund–16

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2020, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments..
Fair values of derivative instruments as of June 30, 2020 were as follows:
LVIP American Century Select Mid Cap Managed Volatility Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$134,498	Receivables and other assets net of liabilities	$ (2,905)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(2,450,728)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	65,989	Receivables and other assets net of liabilities	—
Total		$200,487		$(2,453,633)
LVIP American Century Select Mid Cap Managed Volatility Fund–17

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 674,046	$ 422,569
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(14,870,325)	(2,735,525)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	299,056	63,599
Total		$(13,897,223)	$(2,249,357)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$3,205,726	$30,779,954
Futures contracts (average notional value)	9,495,779	101,589,960
6. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and
LVIP American Century Select Mid Cap Managed Volatility Fund–18

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Recent Accounting Pronouncements (continued)
the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–19

LVIP American Century Select Mid Cap Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent, and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources, and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule was lower than the current subadvisory fee for the Fund. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP American Century Select Mid Cap Managed Volatility Fund–20

LVIP American Century Select Mid Cap Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Century Select Mid Cap Managed Volatility Fund–21

LVIP American Funds
LVIP American Global Growth Fund
LVIP American Global Small Capitalization Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP American Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee reimbursements in effect for the LVIP American Global Small Capitalization Fund.
LVIP American Global Growth Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Service Class II Shares	$1,000.00	$1,039.00	0.63%	$3.19
Hypothetical
Service Class II Shares	$1,000.00	$1,021.70	0.63%	$3.17
LVIP American Global Small Capitalization Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Service Class II Shares	$1,000.00	$965.00	0.65%	$3.18
Hypothetical
Service Class II Shares	$1,000.00	$1,021.60	0.65%	$3.27
LVIP American Growth Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Service Class II Shares	$1,000.00	$1,117.60	0.63%	$3.32
Hypothetical
Service Class II Shares	$1,000.00	$1,021.70	0.63%	$3.17

LVIP American Funds–1

LVIP American Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP American Growth-Income Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Service Class II Shares	$1,000.00	$961.00	0.61%	$2.97
Hypothetical
Service Class II Shares	$1,000.00	$1,021.80	0.61%	$3.07
LVIP American International Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Service Class II Shares	$1,000.00	$885.20	0.64%	$3.00
Hypothetical
Service Class II Shares	$1,000.00	$1,021.70	0.64%	$3.22

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP American Funds–2

LVIP American Global Growth Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–100.06%
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
✢American Funds Insurance Series®– Global Growth Fund	9,857,971	$ 324,425,820
Total Affiliated Investment (Cost $257,771,180)		324,425,820

TOTAL INVESTMENTS–100.06% (Cost $257,771,180)	324,425,820
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(187,779)
NET ASSETS APPLICABLE TO 14,417,752 SHARES OUTSTANDING–100.00%	$324,238,041

✢ Class 1 shares.
The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–3

LVIP American Global Small Capitalization Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.08%
Global Equity Fund–100.08%
✢American Funds Insurance Series®– Global Small Capitalization Fund	2,911,485	$ 70,749,091
Total Investment Company (Cost $55,879,281)		70,749,091

TOTAL INVESTMENTS–100.08% (Cost $55,879,281)	70,749,091
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(55,577)
NET ASSETS APPLICABLE TO 4,304,742 SHARES OUTSTANDING–100.00%	$70,693,514

✢ Class 1 shares.
The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–4

LVIP American Growth Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
✢American Funds Insurance Series®– Growth Fund	12,448,557	$ 1,102,942,138
Total Investment Company (Cost $843,955,807)		1,102,942,138

TOTAL INVESTMENTS–100.06% (Cost $843,955,807)	1,102,942,138
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(658,901)
NET ASSETS APPLICABLE TO 42,825,114 SHARES OUTSTANDING–100.00%	$1,102,283,237

✢ Class 1 shares.
The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–5

LVIP American Growth-Income Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth-Income Fund	18,817,608	$ 891,954,597
Total Investment Company (Cost $832,665,339)		891,954,597

TOTAL INVESTMENTS–100.05% (Cost $832,665,339)	891,954,597
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(469,010)
NET ASSETS APPLICABLE TO 41,950,334 SHARES OUTSTANDING–100.00%	$891,485,587

✢ Class 1 shares.
The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–6

LVIP American International Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
✢American Funds Insurance Series®– International Fund	13,313,546	$ 246,034,333
Total Investment Company (Cost $234,382,140)		246,034,333

TOTAL INVESTMENTS–100.06% (Cost $234,382,140)	246,034,333
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(149,059)
NET ASSETS APPLICABLE TO 18,365,842 SHARES OUTSTANDING–100.00%	$245,885,274

✢ Class 1 shares.
The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–7

LVIP American Funds
Statements of Assets and Liabilities
June 30, 2020 (unaudited)
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
ASSETS:
Affiliated investments, at value	$324,425,820	$ —	$ —	$ —	$ —
Unaffiliated investments, at value	—	70,749,091	1,102,942,138	891,954,597	246,034,333
Receivable for securities sold	261,448	234,037	904,912	465,224	172,721
Receivable for fund shares sold	121,659	7	289,386	90,338	183
Prepaid expenses	852	216	2,656	2,345	746
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	—	4,994	—	—	—
TOTAL ASSETS	324,809,779	70,988,345	1,104,139,092	892,512,504	246,207,983
LIABILITIES:
Payable for fund shares redeemed	383,107	234,044	1,194,297	555,562	172,904
Due to manager and affiliates	177,376	50,953	646,906	456,463	137,974
Other accrued expenses payable	11,255	9,834	14,652	14,892	11,831
TOTAL LIABILITIES	571,738	294,831	1,855,855	1,026,917	322,709
TOTAL NET ASSETS	$324,238,041	$70,693,514	$1,102,283,237	$891,485,587	$245,885,274
Affiliated investments, at cost	$257,771,180	$ —	$ —	$ —	$ —
Unaffiliated investments, at cost	—	55,879,281	843,955,807	832,665,339	234,382,140
Service Class II:
Net Assets	$324,238,041	$70,693,514	$1,102,283,237	$891,485,587	$245,885,274
Shares outstanding	14,417,752	4,304,742	42,825,114	41,950,334	18,365,842
Net asset value per share	$ 22.489	$ 16.422	$ 25.739	$ 21.251	$ 13.388
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$241,857,851	$48,872,000	$ 752,162,535	$753,612,857	$236,231,330
Distributable earnings/(accumulated loss)	82,380,190	21,821,514	350,120,702	137,872,730	9,653,944
TOTAL NET ASSETS	$324,238,041	$70,693,514	$1,102,283,237	$891,485,587	$245,885,274
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–8

LVIP American Funds
Statements of Operations
Six Months Ended June 30, 2020 (unaudited)
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
INVESTMENT INCOME:
Dividends from affiliated investments	$ 722,013	$ —	$ —	$ —	$ —
Dividends from investment companies	—	150,225	3,072,567	4,001,552	586,893
	722,013	150,225	3,072,567	4,001,552	586,893
EXPENSES:
Distribution fees-Service Class II	830,705	184,884	2,729,713	2,290,844	648,016
Shareholder servicing fees	43,801	9,748	143,930	120,790	34,168
Accounting and administration expenses	31,494	22,768	56,877	51,308	29,154
Reports and statements to shareholders	25,794	16,460	134,042	34,979	21,557
Professional fees	10,890	9,159	17,191	14,843	10,445
Trustees’ fees and expenses	4,098	958	13,100	11,319	3,367
Consulting fees	1,056	895	1,292	1,170	1,010
Custodian fees	698	339	1,724	1,570	633
Pricing fees	22	30	21	32	32
Other	2,214	1,236	6,629	5,438	2,065
	950,772	246,477	3,104,519	2,532,293	750,447
Less:
Expenses reimbursed	—	(27,978)	—	—	—
Total operating expenses	950,772	218,499	3,104,519	2,532,293	750,447
NET INVESTMENT INCOME (LOSS)	(228,759)	(68,274)	(31,952)	1,469,259	(163,554)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(928,353)	—	—	—	—
Sale of investment companies	—	441,360	(1,047,166)	(2,156,358)	(1,114,883)
Distributions from affiliated investment companies	9,302,817	—	—	—	—
Distributions from unaffiliated investment companies	—	4,476,699	26,766,294	23,946,674	—
Net realized gain (loss)	8,374,464	4,918,059	25,719,128	21,790,316	(1,114,883)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	3,737,342	—	—	—	—
Unaffiliated investments	—	(7,106,236)	92,931,518	(52,200,217)	(27,610,592)
Net change in unrealized appreciation (depreciation)	3,737,342	(7,106,236)	92,931,518	(52,200,217)	(27,610,592)
NET REALIZED AND UNREALIZED GAIN (LOSS)	12,111,806	(2,188,177)	118,650,646	(30,409,901)	(28,725,475)
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS	$11,883,047	$(2,256,451)	$118,618,694	$(28,940,642)	$(28,889,029)
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–9

LVIP American Funds
Statements of Changes in Net Assets
	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (228,759)	$ 2,132,563	$ (68,274)	$ (191,414)	$ (31,952)	$ 3,522,459
Net realized gain (loss)	8,374,464	13,752,845	4,918,059	5,492,698	25,719,128	85,048,518
Net change in unrealized appreciation (depreciation)	3,737,342	64,103,051	(7,106,236)	14,482,277	92,931,518	130,418,268
Net increase (decrease) in net assets resulting from operations	11,883,047	79,988,459	(2,256,451)	19,783,561	118,618,694	218,989,245
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	—	(17,886,574)	—	(4,089,236)	—	(77,200,628)
	—	(17,886,574)	—	(4,089,236)	—	(77,200,628)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	25,020,047	50,391,244	4,553,553	4,346,805	77,666,146	183,525,679
Reinvestment of dividends and distributions:
Service Class II	—	17,886,574	—	4,089,236	—	77,200,628
Cost of shares redeemed:
Service Class II	(29,871,977)	(37,473,700)	(7,784,148)	(15,826,394)	(93,024,869)	(76,038,536)
Increase (decrease) in net assets derived from capital share transactions	(4,851,930)	30,804,118	(3,230,595)	(7,390,353)	(15,358,723)	184,687,771
NET INCREASE (DECREASE) IN NET ASSETS	7,031,117	92,906,003	(5,487,046)	8,303,972	103,259,971	326,476,388
NET ASSETS:
Beginning of period	317,206,924	224,300,921	76,180,560	67,876,588	999,023,266	672,546,878
End of period	$324,238,041	$317,206,924	$70,693,514	$ 76,180,560	$1,102,283,237	$999,023,266
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–10

LVIP American Funds
Statements of Changes in Net Assets (continued)
	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,469,259	$ 10,658,702	$ (163,554)	$ 2,695,064
Net realized gain (loss)	21,790,316	71,443,416	(1,114,883)	4,024,645
Net change in unrealized appreciation (depreciation)	(52,200,217)	83,200,037	(27,610,592)	41,984,065
Net increase (decrease) in net assets resulting from operations	(28,940,642)	165,302,155	(28,889,029)	48,703,774
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	—	(55,638,110)	—	(10,507,168)
	—	(55,638,110)	—	(10,507,168)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	89,546,889	177,383,165	23,344,810	35,775,507
Reinvestment of dividends and distributions:
Service Class II	—	55,638,110	—	10,507,168
Cost of shares redeemed:
Service Class II	(45,739,029)	(59,648,323)	(14,647,350)	(32,727,570)
Increase (decrease) in net assets derived from capital share transactions	43,807,860	173,372,952	8,697,460	13,555,105
NET INCREASE (DECREASE) IN NET ASSETS	14,867,218	283,036,997	(20,191,569)	51,751,711
NET ASSETS:
Beginning of period	876,618,369	593,581,372	266,076,843	214,325,132
End of period	$891,485,587	$876,618,369	$245,885,274	$266,076,843
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–11

LVIP American Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Fund Service Class II
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 21.644	$ 17.109	$ 19.410	$ 15.711	$ 17.092	$ 17.617
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.016)	0.156	0.075	0.067	0.090	0.139
Net realized and unrealized gain (loss)	0.861	5.688	(1.847)	4.747	(0.013)	0.946
Total from investment operations	0.845	5.844	(1.772)	4.814	0.077	1.085
Less dividends and distributions from:
Net investment income	—	(0.251)	(0.138)	(0.058)	(0.146)	(0.255)
Net realized gain	—	(1.058)	(0.391)	(1.057)	(1.312)	(1.355)
Total dividends and distributions	—	(1.309)	(0.529)	(1.115)	(1.458)	(1.610)
Net asset value, end of period	$ 22.489	$ 21.644	$ 17.109	$ 19.410	$ 15.711	$ 17.092
Total return[3]	3.90%	34.78%	(9.39%)	30.99%	0.24%	6.57%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$324,238	$317,207	$224,301	$196,465	$121,799	$120,877
Ratio of expenses to average net assets[4]	0.63%	0.64%	0.63%	0.64%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets	(0.15%) [5]	0.78%	0.38%	0.36%	0.55%	0.76%
Portfolio turnover	6%	7%	4%	4%	15%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–12

LVIP American Global Small Capitalization Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Small Capitalization Fund Service Class II
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 17.017	$ 13.740	$ 15.561	$ 14.540	$ 15.433	$ 15.556
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.015)	(0.041)	(0.050)	0.002	(0.022)	(0.107)
Net realized and unrealized gain (loss)	(0.580)	4.247	(1.644)	3.541	0.300	0.086
Total from investment operations	(0.595)	4.206	(1.694)	3.543	0.278	(0.021)
Less dividends and distributions from:
Net investment income	—	(0.230)	(0.107)	(0.002)	(0.018)	(0.035)
Net realized gain	—	(0.699)	(0.020)	(2.520)	(1.153)	(0.067)
Total dividends and distributions	—	(0.929)	(0.127)	(2.522)	(1.171)	(0.102)
Net asset value, end of period	$ 16.422	$ 17.017	$ 13.740	$ 15.561	$ 14.540	$ 15.433
Total return[3]	(3.50%)	31.02%	(10.90%)	25.42%	1.68%	(0.15%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 70,694	$ 76,181	$ 67,877	$ 78,448	$ 66,278	$ 71,559
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.71%	0.70%	0.67%	0.66%
Ratio of net investment income (loss) to average net assets	(0.20%) [5]	(0.26%)	(0.31%)	0.02%	(0.15%)	(0.65%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%) [5]	(0.34%)	(0.37%)	(0.03%)	(0.17%)	(0.66%)
Portfolio turnover	9%	9%	12%	6%	15%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–13

LVIP American Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Fund Service Class II
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 23.030	$ 19.311	$ 20.735	$ 17.307	$ 19.682	$ 19.398
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.001)	0.092	0.024	0.036	0.081	0.053
Net realized and unrealized gain	2.710	5.586	0.027	4.700	1.559	1.158
Total from investment operations	2.709	5.678	0.051	4.736	1.640	1.211
Less dividends and distributions from:
Net investment income	—	(0.379)	(0.082)	(0.073)	(0.073)	(0.052)
Net realized gain	—	(1.580)	(1.393)	(1.235)	(3.942)	(0.875)
Total dividends and distributions	—	(1.959)	(1.475)	(1.308)	(4.015)	(0.927)
Net asset value, end of period	$ 25.739	$ 23.030	$ 19.311	$ 20.735	$ 17.307	$ 19.682
Total return[3]	11.76%	30.30%	(0.64%)	27.83%	9.10%	6.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,102,283	$999,023	$672,547	$568,127	$363,045	$335,523
Ratio of expenses to average net assets[4]	0.63%	0.63%	0.63%	0.64%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	(0.01%) [5]	0.42%	0.11%	0.18%	0.43%	0.27%
Portfolio turnover	6%	3%	4%	2%	8%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–14

LVIP American Growth-Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth-Income Fund Service Class II
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 22.114	$ 18.858	$ 20.367	$ 18.186	$ 19.032	$ 19.921
Income (loss) from investment operations:
Net investment income[2]	0.036	0.305	0.253	0.238	0.220	0.206
Net realized and unrealized gain (loss)	(0.899)	4.471	(0.592)	3.659	1.787	(0.020)
Total from investment operations	(0.863)	4.776	(0.339)	3.897	2.007	0.186
Less dividends and distributions from:
Net investment income	—	(0.537)	(0.293)	(0.216)	(0.298)	(0.263)
Net realized gain	—	(0.983)	(0.877)	(1.500)	(2.555)	(0.812)
Total dividends and distributions	—	(1.520)	(1.170)	(1.716)	(2.853)	(1.075)
Net asset value, end of period	$ 21.251	$ 22.114	$ 18.858	$ 20.367	$ 18.186	$ 19.032
Total return[3]	(3.90%)	25.70%	(2.15%)	21.95%	11.16%	1.12%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$891,486	$876,618	$593,581	$485,918	$317,976	$285,452
Ratio of expenses to average net assets[4]	0.61%	0.61%	0.61%	0.61%	0.59%	0.59%
Ratio of net investment income to average net assets	0.35% [5]	1.44%	1.20%	1.20%	1.17%	1.03%
Portfolio turnover	3%	2%	3%	2%	8%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–15

LVIP American International Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American International Fund Service Class II
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 15.125	$ 12.886	$ 15.486	$ 12.634	$ 13.115	$ 13.985
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.009)	0.160	0.222	0.141	0.131	0.170
Net realized and unrealized gain (loss)	(1.728)	2.697	(2.304)	3.809	0.308	(0.846)
Total from investment operations	(1.737)	2.857	(2.082)	3.950	0.439	(0.676)
Less dividends and distributions from:
Net investment income	—	(0.190)	(0.390)	(0.131)	(0.133)	(0.192)
Net realized gain	—	(0.428)	(0.128)	(0.967)	(0.787)	(0.002)
Total dividends and distributions	—	(0.618)	(0.518)	(1.098)	(0.920)	(0.194)
Net asset value, end of period	$ 13.388	$ 15.125	$ 12.886	$ 15.486	$ 12.634	$ 13.115
Total return[3]	(11.48%)	22.44%	(13.50%)	31.65%	3.15%	(4.84%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 245,885	$266,077	$ 214,325	$202,007	$141,543	$144,162
Ratio of expenses to average net assets[4]	0.64%	0.64%	0.63%	0.63%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	(0.14%) [5]	1.11%	1.47%	0.96%	1.02%	1.19%
Portfolio turnover	3%	8%	4%	7%	11%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–16

LVIP American Funds
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate under a fund of funds structure and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American International Fund is long-term growth of capital.
The investment objective of the LVIP American Growth Fund is growth of capital.
The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2020, the Funds did not incur any interest or tax penalties.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Funds–17

LVIP American Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees.
To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LIAC are set forth in the following table:
Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Global Small Capitalization Fund	1.00%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%
The fee is calculated daily and paid monthly. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. For the six months ended June 30, 2020, no advisory fees were charged to the Funds.
LIAC has contractually agreed to reimburse the LVIP American Global Small Capitalization Fund to the extent that the Fund’s annual operating expenses (excluding Distribution fees and Underlying Funds’ fees and expenses) exceed 0.10% of the average daily net assets. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	Total
LVIP American Global Small Capitalization Fund	$40,986	$ 40,986
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administrative	$9,407	$2,123	$30,600	$25,933	$7,441
Legal	1,677	379	5,453	4,622	1,327
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP American Funds–18

LVIP American Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2020, these fees were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Printing and mailing	$23,971	$15,538	$129,635	$31,066	$19,924
The Funds currently offer one class of shares: Service Class II. The Service Class II shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class II shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.75% of average daily net assets of the Service Class II shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.55% of the average daily net assets of the Service Class II shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Expense reimbursement receivable due from LIAC	$ —	$ 4,994	$ —	$ —	$ —
Distribution fees payable to LFD	145,722	32,298	491,362	404,089	112,137
Printing and mailing fees payable to Lincoln Life	23,971	16,952	129,636	31,067	19,924
Shareholder servicing fees payable to Lincoln Life	7,683	1,703	25,908	21,307	5,913
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP American Global Growth Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-100.06%@
Equity Fund-100.06%@
✢American Funds Insurance Series® – Global Growth Fund	$317,384,697	$23,359,738	$19,127,604	$(928,353)	$3,737,342	$324,425,820	9,857,971	$722,013	$9,302,817

@ As a percentage of Net Assets as of June 30, 2020.
✢ Class 1 shares.
LVIP American Funds–19

LVIP American Funds
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$23,359,739	$7,253,599	$70,638,653	$90,549,560	$16,603,819
Sales	19,127,604	6,081,565	59,113,760	21,304,043	8,075,019
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Cost of investments	$257,771,180	$55,879,281	$843,955,807	$832,665,339	$234,382,140
Aggregate unrealized appreciation of investments	$ 66,654,640	$14,869,810	$258,986,331	$ 59,289,258	$ 11,652,193
Aggregate unrealized depreciation of investments	—	—	—	—	—
Net unrealized appreciation of investments	$ 66,654,640	$14,869,810	$258,986,331	$ 59,289,258	$ 11,652,193
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Funds–20

LVIP American Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2020:
Level 1	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investments:
Assets:
Affiliated Investment Companies	$324,425,820	$ —	$ —	$ —	$ —
Unaffiliated Investment Companies	—	70,749,091	1,102,942,138	891,954,597	246,034,333
Total Investments	$324,425,820	$70,749,091	$1,102,942,138	$891,954,597	$246,034,333
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/20	12/31/19	6/30/20	12/31/19	6/30/20	12/31/19
Shares sold:
Service Class II	1,217,667	2,521,967	322,903	276,376	3,460,622	8,422,299
Shares reinvested:
Service Class II	—	884,216	—	252,183	—	3,593,511
	1,217,667	3,406,183	322,903	528,559	3,460,622	12,015,810
Shares redeemed:
Service Class II	(1,455,704)	(1,860,397)	(495,006)	(991,620)	(4,015,413)	(3,463,810)
Net increase (decrease)	(238,037)	1,545,786	(172,103)	(463,061)	(554,791)	8,552,000

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/20	12/31/19	6/30/20	12/31/19
Shares sold:
Service Class II	4,539,288	8,376,016	1,884,602	2,505,741
Shares reinvested:
Service Class II	—	2,589,692	—	725,964
	4,539,288	10,965,708	1,884,602	3,231,705
Shares redeemed:
Service Class II	(2,229,410)	(2,801,289)	(1,110,244)	(2,273,158)
Net increase (decrease)	2,309,878	8,164,419	774,358	958,547
5. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was
LVIP American Funds–21

LVIP American Funds
Notes to Financial Statements (continued)
 5. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
6. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Funds' financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Funds–22

LVIP American Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustee (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Funds–23

LVIP American Global Allocation Managed Risk Funds
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP American Global Allocation Managed Risk Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Global Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP American Global Balanced Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$979.30	0.30%	$1.48
Service Class Shares	1,000.00	977.50	0.65%	3.20
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.30%	$1.51
Service Class Shares	1,000.00	1,021.60	0.65%	3.27
LVIP American Global Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$974.60	0.30%	$1.47
Service Class Shares	1,000.00	972.90	0.65%	3.19
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.30%	$1.51
Service Class Shares	1,000.00	1,021.60	0.65%	3.27

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Global Allocation Managed Risk Funds–1

LVIP American Global Allocation Managed Risk Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2020
LVIP American Global Balanced Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	3.56%
Investment Company	3.56%
Fixed Income Fund	3.56%
Unaffiliated Investments	95.55%
Investment Companies	95.55%
Asset Allocation Fund	14.89%
Equity Funds	26.57%
Fixed Income Funds	36.05%
Global Equity Funds	4.27%
Global Fixed Income Fund	1.83%
International Equity Funds	9.42%
Money Market Fund	2.52%
Total Investments	99.11%
Receivables and Other Assets Net of Liabilities	0.89%
Total Net Assets	100.00%
LVIP American Global Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	7.61%
Investment Companies	7.61%
Fixed Income Fund	2.44%
International Equity Fund	5.17%
Unaffiliated Investments	90.60%
Investment Companies	90.60%
Asset Allocation Fund	10.65%
Equity Funds	34.88%
Fixed Income Funds	19.72%
Global Equity Funds	7.27%
International Equity Funds	15.21%
Money Market Fund	2.87%
Total Investments	98.21%
Receivables and Other Assets Net of Liabilities	1.79%
Total Net Assets	100.00%
LVIP American Global Allocation Managed Risk Funds–2

LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–3.56%
INVESTMENT COMPANY–3.56%
Fixed Income Fund–3.56%
✢American Funds Insurance Series®– Mortgage Fund	5,242,575	$ 58,245,010
Total Affiliated Investment (Cost $54,721,614)		58,245,010
UNAFFILIATED INVESTMENTS–95.55%
INVESTMENT COMPANIES–95.55%
Asset Allocation Fund–14.89%
✧American Funds®– Capital Income Builder	4,246,494	243,876,183
		243,876,183
Equity Funds–26.57%
✧American Funds®– American Mutual Fund	3,696,228	146,925,078
✢American Funds Insurance Series®-
Growth Fund	1,931,015	171,087,892
Growth-Income Fund	2,466,522	116,913,131
		434,926,101
Fixed Income Funds–36.05%
✧American Funds®-
High-Income Trust	3,299,546	30,520,796
Intermediate Bond Fund of America	9,314,702	131,616,744
✢American Funds Insurance Series®-
Bond Fund	32,751,451	384,502,033
U.S. Government/AAA-Rated Securities Fund	3,330,605	43,564,315
		590,203,888
Global Equity Funds–4.27%
✢American Funds Insurance Series®-
Global Growth & Income Fund	1,254,133	17,231,782
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Funds (continued)
✢American Funds Insurance Series®- (continued)
Global Small Capitalization Fund	2,169,160	$ 52,710,592
		69,942,374
Global Fixed Income Fund–1.83%
✢American Funds Insurance Series®– Global Bond Fund	2,469,976	29,985,507
		29,985,507
International Equity Funds–9.42%
✧American Funds®-
New Perspective Fund	1,069,687	51,216,627
New World Fund	511,608	34,978,600
✢American Funds Insurance Series®– International Fund	3,678,371	67,976,300
		154,171,527
Money Market Fund–2.52%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	41,206,610	41,206,610
		41,206,610
Total Unaffiliated Investments (Cost $1,418,741,306)		1,564,312,190

TOTAL INVESTMENTS–99.11% (Cost $1,473,462,920)	1,622,557,200
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.89%	14,539,615
NET ASSETS APPLICABLE TO 142,432,475 SHARES OUTSTANDING–100.00%	$1,637,096,815

✢ Class 1 shares.
✧ Class R-6 shares.
LVIP American Global Allocation Managed Risk Funds–3

LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(56)	Australian Dollar	$ (3,864,000)	$ (3,837,625)	9/14/20	$ —	$ (26,375)
(96)	British Pound	(7,438,200)	(7,492,279)	9/14/20	54,079	—
(89)	Euro	(12,519,519)	(12,532,121)	9/14/20	12,602	—
(83)	Japanese Yen	(9,618,663)	(9,679,390)	9/14/20	60,727	—
(14)	Swedish Krona	(3,009,160)	(2,997,309)	9/14/20	—	(11,851)
					127,408	(38,226)
Interest Rate Contract:
1,909	U.S. Treasury 5 yr Notes	240,041,837	239,662,659	9/30/20	379,178	—
Equity Contracts:
(228)	E-mini MSCI Emerging Markets Index	(11,236,980)	(11,073,484)	9/18/20	—	(163,496)
(64)	E-mini Russell 2000 Index	(4,600,320)	(4,421,507)	9/18/20	—	(178,813)
(622)	E-mini S&P 500 Index	(96,105,220)	(93,848,584)	9/18/20	—	(2,256,636)
(58)	E-mini S&P MidCap 400 Index	(10,318,780)	(10,077,326)	9/18/20	—	(241,454)
(300)	Euro STOXX 50 Index	(10,863,117)	(10,755,424)	9/18/20	—	(107,693)
(86)	FTSE 100 Index	(6,550,939)	(6,565,879)	9/18/20	14,940	—
(133)	OMXS 30 Index	(2,378,262)	(2,346,098)	7/17/20	—	(32,164)
(34)	SPI 200 Index	(3,456,160)	(3,423,530)	9/17/20	—	(32,629)
(61)	Topix Index	(8,804,677)	(8,780,565)	9/10/20	—	(24,112)
					14,940	(3,036,997)
Total Futures Contracts					$521,526	$(3,075,223)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–4

LVIP American Global Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–7.61%
INVESTMENT COMPANIES–7.61%
Fixed Income Fund–2.44%
✢American Funds Insurance Series®– Mortgage Fund	7,099,803	$ 78,878,804
		78,878,804
International Equity Fund–5.17%
✢American Funds Insurance Series®– New World Fund	6,817,670	166,964,745
		166,964,745
Total Affiliated Investments (Cost $207,669,719)		245,843,549
UNAFFILIATED INVESTMENTS–90.60%
INVESTMENT COMPANIES–90.60%
Asset Allocation Fund–10.65%
✧American Funds®– Capital Income Builder	5,989,678	343,987,187
		343,987,187
Equity Funds–34.88%
✧American Funds®– American Mutual Fund	8,686,606	345,292,573
✢American Funds Insurance Series®-
Growth Fund	4,454,522	394,670,700
Growth-Income Fund	8,155,178	386,555,420
		1,126,518,693
Fixed Income Funds–19.72%
✧American Funds®-
Bond Fund of America	28,580,960	399,847,631
Intermediate Bond Fund of America	13,069,300	184,669,206
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund	4,001,612	$ 52,341,091
		636,857,928
Global Equity Funds–7.27%
✢American Funds Insurance Series®-
Global Growth & Income Fund	4,802,169	65,981,800
Global Small Capitalization Fund	6,944,247	168,745,204
		234,727,004
International Equity Funds–15.21%
✧American Funds®– New Perspective Fund	3,422,798	163,883,553
✢American Funds Insurance Series®– International Fund	17,706,868	327,222,925
		491,106,478
Money Market Fund–2.87%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	92,812,587	92,812,587
		92,812,587
Total Unaffiliated Investments (Cost $2,621,425,117)		2,926,009,877

TOTAL INVESTMENTS–98.21% (Cost $2,829,094,836)	3,171,853,426
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.79%	57,951,537
NET ASSETS APPLICABLE TO 268,396,016 SHARES OUTSTANDING–100.00%	$3,229,804,963

✢ Class 1 shares.
✧ Class R-6 shares.
LVIP American Global Allocation Managed Risk Funds–5

LVIP American Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(231)	Australian Dollar	$ (15,939,000)	$ (15,842,595)	9/14/20	$ —	$ (96,405)
(397)	British Pound	(30,760,056)	(31,048,520)	9/14/20	288,464	—
(365)	Euro	(51,344,094)	(51,447,421)	9/14/20	103,327	—
(344)	Japanese Yen	(39,865,300)	(40,137,831)	9/14/20	272,531	—
(54)	Swedish Krona	(11,606,760)	(11,577,017)	9/14/20	—	(29,743)
					664,322	(126,148)
Interest Rate Contract:
7,076	U.S. Treasury 5 yr Notes	889,751,722	888,275,994	9/30/20	1,475,728	—
Equity Contracts:
(1,478)	E-mini MSCI Emerging Markets Index	(72,843,230)	(71,622,721)	9/18/20	—	(1,220,509)
(276)	E-mini Russell 2000 Index	(19,838,880)	(18,951,443)	9/18/20	—	(887,437)
(2,324)	E-mini S&P 500 Index	(359,081,240)	(349,642,267)	9/18/20	—	(9,438,972)
(251)	E-mini S&P MidCap 400 Index	(44,655,410)	(43,424,622)	9/18/20	—	(1,230,788)
(1,250)	Euro STOXX 50 Index	(45,262,989)	(43,938,482)	9/18/20	—	(1,324,507)
(358)	FTSE 100 Index	(27,270,187)	(27,348,506)	9/18/20	78,319	—
(552)	OMXS 30 Index	(9,870,683)	(9,772,138)	7/17/20	—	(98,545)
(140)	SPI 200 Index	(14,231,245)	(14,103,295)	9/17/20	—	(127,950)
(255)	Topix Index	(36,806,437)	(36,748,732)	9/10/20	—	(57,705)
					78,319	(14,386,413)
Total Futures Contracts					$2,218,369	$(14,512,561)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–6

LVIP American Global Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2020 (unaudited)
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
ASSETS:
Unaffiliated investments, at value	$1,564,312,190	$2,926,009,877
Affiliated investments, at value	58,245,010	245,843,549
Cash collateral held at broker for futures contracts	15,128,172	62,061,662
Receivable for securities sold	548,054	438,289
Dividends and interest receivable	337,807	967,014
Variation margin due from broker on futures contracts	68,344	—
Receivable for fund shares sold	39,041	72,819
Prepaid expenses	5,178	10,181
TOTAL ASSETS	1,638,683,796	3,235,403,391
LIABILITIES:
Due to manager and affiliates	853,145	1,680,090
Payable for fund shares redeemed	396,598	1,165,674
Payable for securities purchased	312,568	899,140
Other accrued expenses payable	24,670	27,269
Variation margin due to broker on futures contracts	—	1,826,255
TOTAL LIABILITIES	1,586,981	5,598,428
TOTAL NET ASSETS	$1,637,096,815	$3,229,804,963
Unaffiliated investments, at cost	$1,418,741,306	$2,621,425,117
Affiliated investments, at cost	54,721,614	207,669,719
Standard Class:
Net Assets	$ 436,199	$ 936,710
Shares Outstanding	37,874	77,673
Net Asset Value Per Share	$ 11.517	$ 12.060
Service Class:
Net Assets	$1,636,660,616	$3,228,868,253
Shares Outstanding	142,394,601	268,318,343
Net Asset Value Per Share	$ 11.494	$ 12.034
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$1,486,622,010	$2,880,609,672
Distributable earnings/(accumulated loss)	150,474,805	349,195,291
TOTAL NET ASSETS	$1,637,096,815	$3,229,804,963
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–7

LVIP American Global Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2020 (unaudited)
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 12,033,152	$ 20,667,713
Dividends from affiliated investments	335,154	2,536,438
Interest	147,377	339,259
	12,515,683	23,543,410
EXPENSES:
Distribution fees-Service Class	2,899,316	5,706,565
Management fees	2,071,479	4,077,275
Shareholder servicing fees	240,292	472,964
Accounting and administration expenses	93,054	154,237
Custodian fees	28,135	55,049
Reports and statements to shareholders	26,329	35,753
Professional fees	24,689	36,614
Trustees’ fees and expenses	23,185	45,717
Consulting fees	2,691	3,048
Pricing fees	420	393
Other	15,116	28,818
	5,424,706	10,616,433
Less:
Management fees waived	(27,079)	(26,695)
Total operating expenses	5,397,627	10,589,738
NET INVESTMENT INCOME	7,118,056	12,953,672
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	456,380	667,627
Sale of unaffiliated investments	1,921,619	(1,778,371)
Distributions from unaffiliated investment companies	16,224,900	35,787,149
Futures contracts	(55,447,803)	(71,797,937)
Net realized loss	(36,844,904)	(37,121,532)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	2,708,614	(3,712,661)
Unaffiliated investments	(11,736,797)	(57,384,913)
Foreign currencies	(16,883)	(35,390)
Futures contracts	(2,397,744)	(11,931,561)
Net change in unrealized appreciation (depreciation)	(11,442,810)	(73,064,525)
NET REALIZED AND UNREALIZED LOSS	(48,287,714)	(110,186,057)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(41,169,658)	$ (97,232,385)
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–8

LVIP American Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 7,118,056	$ 30,728,833	$ 12,953,672	$ 47,547,173
Net realized gain (loss)	(36,844,904)	52,889,195	(37,121,532)	98,949,699
Net change in unrealized appreciation (depreciation)	(11,442,810)	176,084,206	(73,064,525)	392,067,153
Net increase (decrease) in net assets resulting from operations	(41,169,658)	259,702,234	(97,232,385)	538,564,025
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(36,636)	—	(93,633)
Service Class	—	(141,054,514)	—	(333,497,473)
	—	(141,091,150)	—	(333,591,106)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	145	99	3,370	4,926
Service Class	11,359,808	33,900,605	23,279,939	41,193,279
Reinvestment of dividends and distributions:
Standard Class	—	36,636	—	93,633
Service Class	—	141,054,514	—	333,497,473
	11,359,953	174,991,854	23,283,309	374,789,311
Cost of shares redeemed:
Standard Class	(4,338)	(29,634)	(21,465)	(27,576)
Service Class	(104,067,512)	(232,491,495)	(203,954,808)	(418,017,938)
	(104,071,850)	(232,521,129)	(203,976,273)	(418,045,514)
Decrease in net assets derived from capital share transactions	(92,711,897)	(57,529,275)	(180,692,964)	(43,256,203)
NET INCREASE (DECREASE) IN NET ASSETS	(133,881,555)	61,081,809	(277,925,349)	161,716,716
NET ASSETS:
Beginning of period	1,770,978,370	1,709,896,561	3,507,730,312	3,346,013,596
End of period	$1,637,096,815	$1,770,978,370	$3,229,804,963	$3,507,730,312
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–9

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [2]	12/31/15
Net asset value, beginning of period	$ 11.761	$ 11.010	$ 11.817	$ 10.770	$ 10.503	$ 11.223
Income (loss) from investment operations:
Net investment income[3]	0.068	0.247	0.224	0.202	0.200	0.199
Net realized and unrealized gain (loss)	(0.312)	1.522	(0.578)	1.099	0.287	(0.434)
Total from investment operations	(0.244)	1.769	(0.354)	1.301	0.487	(0.235)
Less dividends and distributions from:
Net investment income	—	(0.295)	(0.234)	(0.254)	(0.220)	(0.314)
Net realized gain	—	(0.723)	(0.219)	—	—	(0.120)
Return of capital	—	—	—	—	—	(0.051)
Total dividends and distributions	—	(1.018)	(0.453)	(0.254)	(0.220)	(0.485)
Net asset value, end of period	$ 11.517	$ 11.761	$ 11.010	$ 11.817	$ 10.770	$ 10.503
Total return[4]	(2.07%)	16.35%	(3.06%)	12.08%	4.64%	(2.10%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 436	$ 450	$ 414	$ 727	$ 662	$ 567
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.30%	0.29%	0.27%	0.27%
Ratio of net investment income to average net assets	1.21% [6]	2.10%	1.90%	1.76%	1.86%	1.77%
Portfolio turnover	11%	9%	27%	22%	22%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–10

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [2]	12/31/15
Net asset value, beginning of period	$ 11.758	$ 11.009	$ 11.812	$ 10.767	$ 10.501	$ 11.221
Income (loss) from investment operations:
Net investment income[3]	0.049	0.206	0.182	0.161	0.162	0.159
Net realized and unrealized gain (loss)	(0.313)	1.519	(0.575)	1.098	0.287	(0.433)
Total from investment operations	(0.264)	1.725	(0.393)	1.259	0.449	(0.274)
Less dividends and distributions from:
Net investment income	—	(0.253)	(0.191)	(0.214)	(0.183)	(0.275)
Net realized gain	—	(0.723)	(0.219)	—	—	(0.120)
Return of capital	—	—	—	—	—	(0.051)
Total dividends and distributions	—	(0.976)	(0.410)	(0.214)	(0.183)	(0.446)
Net asset value, end of period	$ 11.494	$ 11.758	$ 11.009	$ 11.812	$ 10.767	$ 10.501
Total return[4]	(2.25%)	15.95%	(3.39%)	11.69%	4.27%	(2.45%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,636,661	$1,770,529	$1,709,482	$1,951,706	$1,947,869	$1,994,330
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.65%	0.64%	0.62%	0.62%
Ratio of net investment income to average net assets	0.86% [6]	1.75%	1.55%	1.41%	1.51%	1.42%
Portfolio turnover	11%	9%	27%	22%	22%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–11

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [2]	12/31/15
Net asset value, beginning of period	$ 12.374	$ 11.692	$ 12.594	$ 10.967	$ 10.803	$ 11.574
Income (loss) from investment operations:
Net investment income[3]	0.068	0.214	0.179	0.177	0.176	0.190
Net realized and unrealized gain (loss)	(0.382)	1.756	(0.666)	1.662	0.182	(0.555)
Total from investment operations	(0.314)	1.970	(0.487)	1.839	0.358	(0.365)
Less dividends and distributions from:
Net investment income	—	(0.249)	(0.196)	(0.212)	(0.194)	(0.264)
Net realized gain	—	(1.039)	(0.219)	—	—	(0.027)
Return of capital	—	—	—	—	—	(0.115)
Total dividends and distributions	—	(1.288)	(0.415)	(0.212)	(0.194)	(0.406)
Net asset value, end of period	$ 12.060	$ 12.374	$ 11.692	$ 12.594	$ 10.967	$ 10.803
Total return[4]	(2.54%)	17.37%	(3.96%)	16.76%	3.31%	(3.16%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 937	$ 979	$ 856	$ 897	$ 890	$ 914
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.30%	0.29%	0.27%	0.27%
Ratio of net investment income to average net assets	1.14% [6]	1.73%	1.43%	1.49%	1.62%	1.63%
Portfolio turnover	13%	10%	47%	22%	25%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–12

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [2]	12/31/15
Net asset value, beginning of period	$ 12.369	$ 11.691	$ 12.589	$ 10.965	$ 10.802	$ 11.572
Income (loss) from investment operations:
Net investment income[3]	0.047	0.171	0.137	0.135	0.138	0.149
Net realized and unrealized gain (loss)	(0.382)	1.752	(0.666)	1.659	0.181	(0.553)
Total from investment operations	(0.335)	1.923	(0.529)	1.794	0.319	(0.404)
Less dividends and distributions from:
Net investment income	—	(0.206)	(0.150)	(0.170)	(0.156)	(0.224)
Net realized gain	—	(1.039)	(0.219)	—	—	(0.027)
Return of capital	—	—	—	—	—	(0.115)
Total dividends and distributions	—	(1.245)	(0.369)	(0.170)	(0.156)	(0.366)
Net asset value, end of period	$ 12.034	$ 12.369	$ 11.691	$ 12.589	$ 10.965	$ 10.802
Total return[4]	(2.71%)	16.96%	(4.30%)	16.36%	2.94%	(3.49%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,228,868	$3,506,751	$3,345,158	$3,798,539	$3,688,392	$3,945,825
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.65%	0.64%	0.62%	0.62%
Ratio of net investment income to average net assets	0.79% [6]	1.38%	1.08%	1.14%	1.27%	1.28%
Portfolio turnover	13%	10%	47%	22%	25%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–13

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Balanced Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital.
The investment objective of the LVIP American Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2020, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP American Global Allocation Managed Risk Funds–14

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
0.01%	0.005%
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Administrative	$52,588	$103,534
Legal	9,376	18,459
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2020, these fees were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Printing and mailing	$18,179	$20,404
LVIP American Global Allocation Managed Risk Funds–15

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, each Fund had liabilities payable to affiliates as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Management fees payable to LIAC	$323,502	$651,434
Distribution fees payable to LFD	471,648	930,352
Printing and mailing fees payable to Lincoln Life	18,905	21,196
Shareholder servicing fees payable to Lincoln Life	39,090	77,108
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
LVIP American Global Balanced Allocation Managed Risk Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-3.56%@
Fixed Income Fund-3.56%@
✢American Funds Insurance Series® – Mortgage Fund	$65,382,077	$7,323,492	$17,625,553	$456,380	$2,708,614	$58,245,010	5,242,575	$335,154	$—

@ As a percentage of Net Assets as of June 30, 2020.
✢ Class 1 shares.
LVIP American Global Allocation Managed Risk Funds–16

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP American Global Growth Allocation Managed Risk Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-7.61%@
Fixed Income Fund-2.44%@
✢American Funds Insurance Series® – Mortgage Fund	$ 90,779,462	$12,435,284	$28,726,800	$ 826,746	$ 3,564,112	$ 78,878,804	7,099,803	$ 461,490	$—
International Equity Fund-5.17%@
✢American Funds Insurance Series® – New World Fund	178,122,028	22,141,036	25,862,427	(159,119)	(7,276,773)	166,964,745	6,817,670	2,074,948	—
Total	$268,901,490	$34,576,320	$54,589,227	$ 667,627	$(3,712,661)	$245,843,549		$2,536,438	$—

@ As a percentage of Net Assets as of June 30, 2020.
✢ Class 1 shares.
3. Investments
For the six months ended June 30, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Purchases	$183,156,447	$413,433,235
Sales	324,664,084	681,435,725
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$1,473,462,920	$2,829,094,836
Aggregate unrealized appreciation of investments and derivatives	$ 155,289,568	$ 362,013,464
Aggregate unrealized depreciation of investments and derivatives	(8,748,988)	(31,549,066)
Net unrealized appreciation of investments and derivatives	$ 146,540,580	$ 330,464,398
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statements of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and
LVIP American Global Allocation Managed Risk Funds–17

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2020:
Level 1	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$ 58,245,010	$ 245,843,549
Unaffiliated Investment Companies	1,564,312,190	2,926,009,877
Total Investments	$1,622,557,200	$3,171,853,426
Derivatives:
Assets:
Futures Contracts	$ 521,526	$ 2,218,369
Derivatives:
Liabilities:
Futures Contracts	$ (3,075,223)	$ (14,512,561)
There were no Level 3 investments at the beginning or end of the period.
LVIP American Global Allocation Managed Risk Funds–18

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/20	12/31/19	6/30/20	12/31/19
Shares sold:
Standard Class	13	8	286	398
Service Class	999,727	2,877,516	1,960,329	3,335,683
Shares reinvested:
Standard Class	—	3,156	—	7,799
Service Class	—	12,186,432	—	27,883,252
	999,740	15,067,112	1,960,615	31,227,132
Shares redeemed:
Standard Class	(381)	(2,551)	(1,763)	(2,230)
Service Class	(9,189,172)	(19,761,626)	(17,162,719)	(33,838,021)
	(9,189,553)	(19,764,177)	(17,164,482)	(33,840,251)
Net decrease	(8,189,813)	(4,697,065)	(15,203,867)	(2,613,119)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2020 were as follows:
LVIP American Global Balanced Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$ 14,940	Variation margin due from broker on futures contracts	$(3,036,997)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	127,408	Variation margin due from broker on futures contracts	(38,226)
Futures contracts (Interest rate contracts)*	Variation margin due from broker on futures contracts	379,178	Variation margin due from broker on futures contracts	—
Total		$521,526		$(3,075,223)

LVIP American Global Allocation Managed Risk Funds–19

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(58,872,737)	$(3,022,058)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	918,798	89,182
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,506,136	535,132
Total		$(55,447,803)	$(2,397,744)
Fair values of derivative instruments as of June 30, 2020 were as follows:
LVIP American Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$ 78,319	Variation margin due to broker on futures contracts	$(14,386,413)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	664,322	Variation margin due to broker on futures contracts	(126,148)
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	1,475,728	Variation margin due to broker on futures contracts	—
Total		$2,218,369		$(14,512,561)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
LVIP American Global Allocation Managed Risk Funds–20

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(90,368,617)	$(14,308,094)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	3,644,652	538,174
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	14,926,028	1,838,359
Total		$(71,797,937)	$(11,931,561)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP American Global Balanced Allocation Managed Risk Fund	$148,222,735	$151,299,209
LVIP American Global Growth Allocation Managed Risk Fund	605,859,582	543,585,240
6. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and
LVIP American Global Allocation Managed Risk Funds–21

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 8. Recent Accounting Pronouncements (continued)
the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Funds' financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Global Allocation Managed Risk Funds–22

LVIP American Global Allocation Managed Risk Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustee (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Global Allocation Managed Risk Funds–23

LVIP American Preservation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP American Preservation Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Preservation Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,042.50	0.21%	$1.07
Service Class Shares	1,000.00	1,040.70	0.56%	2.84
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.06
Service Class Shares	1,000.00	1,022.10	0.56%	2.82

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies. In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Preservation Fund–1

LVIP American Preservation Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	3.99%
Investment Company	3.99%
Fixed Income Fund	3.99%
Unaffiliated Investments	95.99%
Investment Companies	95.99%
Fixed Income Funds	85.98%
Global Fixed Income Fund	3.08%
Money Market Fund	6.93%
Total Investments	99.98%
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%
LVIP American Preservation Fund–2

LVIP American Preservation Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–3.99%
INVESTMENT COMPANY–3.99%
Fixed Income Fund–3.99%
✢American Funds Insurance Series®– Mortgage Fund	2,639,409	$ 29,323,839
Total Affiliated Investment (Cost $27,435,253)		29,323,839
UNAFFILIATED INVESTMENTS–95.99%
INVESTMENT COMPANIES–95.99%
Fixed Income Funds–85.98%
✧American Funds®-
Bond Fund of America	1,062,151	14,859,494
Intermediate Bond Fund of America	11,983,386	169,325,243
Short Term Bond Fund of America	32,360,526	329,430,159
✢American Funds Insurance Series®-
Bond Fund	2,536,031	29,773,000
High-Income Bond Fund	2,483,207	22,969,665
U.S. Government/AAA-Rated Securities Fund	5,031,195	65,808,029
		632,165,590
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–3.08%
✢American Funds Insurance Series®– Global Bond Fund	1,864,039	$ 22,629,435
		22,629,435
Money Market Fund–6.93%
✧American Funds®– U.S. Government Money Market Fund - (seven-day effective yield 0.00%)	50,933,114	50,933,114
		50,933,114
Total Unaffiliated Investments (Cost $678,901,578)		705,728,139

TOTAL INVESTMENTS–99.98% (Cost $706,336,831)	735,051,978
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	127,656
NET ASSETS APPLICABLE TO 71,316,004 SHARES OUTSTANDING–100.00%	$735,179,634
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND STANDARD CLASS ($601,928 / 58,298 Shares)	$10.325
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND SERVICE CLASS ($734,577,706 / 71,257,706 Shares)	$10.309
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$707,385,518
Distributable earnings/(accumulated loss)	27,794,116
TOTAL NET ASSETS	$735,179,634

✢ Class 1 shares.
✧ Class R-6 shares.
★ Includes $549,464 payable for securities purchased, $582,776 payable for fund shares redeemed, $17,984 other accrued expenses payable, $325,896 due to manager and affiliates and $709,406 due to custodian as of June 30, 2020.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund–3

LVIP American Preservation Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 5,825,454
Dividends from affiliated investments	165,549
5,991,003
EXPENSES:
Distribution fees-Service Class	1,241,059
Management fees	886,887
Shareholder servicing fees	102,879
Accounting and administration expenses	47,132
Professional fees	15,212
Custodian fees	13,251
Reports and statements to shareholders	12,197
Trustees’ fees and expenses	9,248
Consulting fees	1,085
Pricing fees	197
Other	2,652
2,331,799
Less:
Management fees waived	(354,755)
Total operating expenses	1,977,044
NET INVESTMENT INCOME	4,013,959
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	28,572
Sale of unaffiliated investments	(220,786)
Distributions from unaffiliated investment companies	2,050,425
Net realized gain	1,858,211
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	1,429,166
Unaffiliated investments	21,252,699
Net change in unrealized appreciation (depreciation)	22,681,865
NET REALIZED AND UNREALIZED GAIN	24,540,076
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,554,035
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,013,959	$ 12,079,685
Net realized gain	1,858,211	196,065
Net change in unrealized appreciation (depreciation)	22,681,865	14,144,019
Net increase in net assets resulting from operations	28,554,035	26,419,769
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,897)
Service Class	—	(12,556,429)
	—	(12,561,326)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	434,294	1,871,587
Service Class	152,917,031	125,392,570
Reinvestment of dividends and distributions:
Standard Class	—	4,897
Service Class	—	12,556,429
	153,351,325	139,825,483
Cost of shares redeemed:
Standard Class	(67,618)	(1,845,992)
Service Class	(121,966,867)	(138,820,666)
	(122,034,485)	(140,666,658)
Increase (decrease) in net assets derived from capital share transactions	31,316,840	(841,175)
NET INCREASE IN NET ASSETS	59,870,875	13,017,268
NET ASSETS:
Beginning of period	675,308,759	662,291,491
End of period	$ 735,179,634	$ 675,308,759
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund–4

LVIP American Preservation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 9.904	$ 9.699	$ 9.798	$ 9.785	$ 9.755	$ 9.888
Income (loss) from investment operations:
Net investment income[2]	0.074	0.215	0.189	0.139	0.145	0.150
Net realized and unrealized gain (loss)	0.347	0.213	(0.106)	0.026	0.042	(0.119)
Total from investment operations	0.421	0.428	0.083	0.165	0.187	0.031
Less dividends and distributions from:
Net investment income	—	(0.223)	(0.182)	(0.152)	(0.157)	(0.164)
Total dividends and distributions	—	(0.223)	(0.182)	(0.152)	(0.157)	(0.164)
Net asset value, end of period	$ 10.325	$ 9.904	$ 9.699	$ 9.798	$ 9.785	$ 9.755
Total return[3]	4.25%	4.41%	0.85%	1.69%	1.92%	0.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 602	$ 222	$ 187	$ 128	$ 250	$ 81
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.20%	0.20%	0.18%	0.18%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.30%	0.30%	0.28%	0.28%
Ratio of net investment income to average net assets	1.48% [5]	2.16%	1.94%	1.40%	1.45%	1.50%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.38% [5]	2.06%	1.84%	1.30%	1.35%	1.40%
Portfolio turnover	9%	22%	21%	30%	14%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund–5

LVIP American Preservation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 9.906	$ 9.700	$ 9.798	$ 9.786	$ 9.755	$ 9.888
Income (loss) from investment operations:
Net investment income[2]	0.057	0.180	0.155	0.104	0.110	0.115
Net realized and unrealized gain (loss)	0.346	0.214	(0.106)	0.026	0.043	(0.119)
Total from investment operations	0.403	0.394	0.049	0.130	0.153	(0.004)
Less dividends and distributions from:
Net investment income	—	(0.188)	(0.147)	(0.118)	(0.122)	(0.129)
Total dividends and distributions	—	(0.188)	(0.147)	(0.118)	(0.122)	(0.129)
Net asset value, end of period	$ 10.309	$ 9.906	$ 9.700	$ 9.798	$ 9.786	$ 9.755
Total return[3]	4.07%	4.06%	0.51%	1.33%	1.57%	(0.04%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$734,578	$675,087	$662,105	$663,606	$579,941	$434,686
Ratio of expenses to average net assets[4]	0.56%	0.56%	0.55%	0.55%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.65%	0.65%	0.63%	0.63%
Ratio of net investment income to average net assets	1.13% [5]	1.81%	1.59%	1.05%	1.10%	1.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.03% [5]	1.71%	1.49%	0.95%	1.00%	1.05%
Portfolio turnover	9%	22%	21%	30%	14%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund–6

LVIP American Preservation Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Preservation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”), American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek current income, consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”)
LVIP American Preservation Fund–7

LVIP American Preservation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$22,067
Legal	3,933
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,584 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$ 89,901
Distribution fees payable to LFD	209,597
Printing and mailing fees payable to Lincoln Life	9,017
Shareholder servicing fees payable to Lincoln Life	17,381
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-3.99%@
Fixed Income Fund-3.99%@
✢American Funds Insurance Series® – Mortgage Fund	$26,954,048	$3,704,915	$2,792,862	$28,572	$1,429,166	$29,323,839	2,639,409	$165,549	$—

@ As a percentage of Net Assets as of June 30, 2020.
✢ Class 1 shares.
LVIP American Preservation Fund–8

LVIP American Preservation Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$105,024,185
Sales	67,615,324
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$706,336,831
Aggregate unrealized appreciation of investments	$ 28,798,904
Aggregate unrealized depreciation of investments	(83,757)
Net unrealized appreciation of investments	$ 28,715,147
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$ 29,323,839	$—	$—	$ 29,323,839
Unaffiliated Investment Companies	705,728,139	—	—	705,728,139
Total Investments	$735,051,978	$—	$—	$735,051,978
There were no Level 3 investments at the beginning or end of the period.
LVIP American Preservation Fund–9

LVIP American Preservation Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	42,526	190,066
Service Class	15,143,113	12,614,216
Shares reinvested:
Standard Class	—	494
Service Class	—	1,266,957
	15,185,639	14,071,733
Shares redeemed:
Standard Class	(6,641)	(187,424)
Service Class	(12,036,916)	(13,986,322)
	(12,043,557)	(14,173,746)
Net increase (decrease)	3,142,082	(102,013)
5. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Preservation Fund–10

LVIP American Preservation Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP American Preservation Fund–11

LVIP Baron Growth Opportunities Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Baron Growth Opportunities Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Baron Growth Opportunities Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$988.00	0.93%	$4.60
Service Class Shares	1,000.00	986.70	1.18%	5.83
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.20	0.93%	$4.67
Service Class Shares	1,000.00	1,019.00	1.18%	5.92

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	96.85%
Biotechnology	0.59%
Building Products	4.20%
Capital Markets	13.95%
Commercial Services & Supplies	0.63%
Diversified Consumer Services	2.57%
Diversified Telecommunication Services	2.11%
Electronic Equipment, Instruments & Components	0.53%
Entertainment	0.84%
Equity Real Estate Investment Trusts	5.02%
Food & Staples Retailing	0.65%
Health Care Equipment & Supplies	8.86%
Health Care Technology	1.00%
Hotels, Restaurants & Leisure	15.10%
Insurance	9.16%
IT Services	5.13%
Life Sciences Tools & Services	4.73%
Machinery	0.32%
Pharmaceuticals	1.22%
Professional Services	8.11%
Real Estate Management & Development	0.14%
Software	11.60%
Thrifts & Mortgage Finance	0.39%
Warrant	0.00%
Money Market Fund	3.27%
Total Investments	100.12%
Liabilities Net of Receivables and Other Assets	(0.12%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
CoStar Group	8.11%
MSCI	5.61%
Vail Resorts	5.51%
IDEXX Laboratories	5.39%
ANSYS	4.94%
Trex	4.20%
Kinsale Capital Group	3.55%
Choice Hotels International	3.29%
Penn National Gaming	3.20%
Primerica	2.96%
Total	46.76%

IT–Information Technology

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–96.85%
Biotechnology–0.59%
†Alector	49,000	$ 1,197,560
†Denali Therapeutics	132,500	3,203,850
		4,401,410
Building Products–4.20%
†Trex	240,000	31,216,800
		31,216,800
Capital Markets–13.95%
Carlyle Group	270,000	7,533,000
Cohen & Steers	191,000	12,997,550
FactSet Research Systems	50,900	16,719,123
Houlihan Lokey	148,500	8,262,540
Moelis & Co. Class A	151,000	4,705,160
Morningstar	83,580	11,782,272
MSCI	125,000	41,727,500
		103,727,145
Commercial Services & Supplies–0.63%
†BrightView Holdings	416,820	4,668,384
		4,668,384
Diversified Consumer Services–2.57%
†Bright Horizons Family Solutions	160,461	18,806,029
†OneSpaWorld Holdings	57,500	274,275
		19,080,304
Diversified Telecommunication Services–2.11%
†Iridium Communications	617,565	15,710,854
		15,710,854
Electronic Equipment, Instruments & Components–0.53%
Littelfuse	23,000	3,924,490
		3,924,490
Entertainment–0.84%
Manchester United Class A	396,063	6,269,677
		6,269,677
Equity Real Estate Investment Trusts–5.02%
Alexander's	517	124,545
Alexandria Real Estate Equities	57,000	9,248,250
American Assets Trust	63,027	1,754,672
Douglas Emmett	330,000	10,117,800
Gaming and Leisure Properties	465,770	16,115,642
		37,360,909
Food & Staples Retailing–0.65%
†Performance Food Group	167,000	4,866,380
		4,866,380
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–8.86%
†IDEXX Laboratories	121,340	$ 40,061,614
†Neogen	140,000	10,864,000
West Pharmaceutical Services	65,700	14,925,069
		65,850,683
Health Care Technology–1.00%
†Schrodinger	81,000	7,417,170
		7,417,170
Hotels, Restaurants & Leisure–15.10%
†Boyd Gaming	172,500	3,605,250
†Choice Hotels International	310,000	24,459,000
†Hilton Grand Vacations	19,000	371,450
†Marriott Vacations Worldwide	190,000	15,619,900
†Penn National Gaming	780,000	23,821,200
†Red Rock Resorts Class A	312,580	3,410,248
Vail Resorts	225,000	40,983,750
		112,270,798
Insurance–9.16%
†Arch Capital Group	688,800	19,734,120
Kinsale Capital Group	170,200	26,416,742
Primerica	188,512	21,980,499
		68,131,361
IT Services–5.13%
†Gartner	172,600	20,941,558
†Wix.com	67,000	17,166,740
		38,108,298
Life Sciences Tools & Services–4.73%
†Adaptive Biotechnologies	52,869	2,557,802
Bio-Techne	83,000	21,917,810
†Mettler-Toledo International	13,250	10,673,538
		35,149,150
Machinery–0.32%
Marel HF	459,500	2,376,731
		2,376,731
Pharmaceuticals–1.22%
Dechra Pharmaceuticals	256,600	9,038,153
		9,038,153
Professional Services–8.11%
†CoStar Group	84,800	60,264,816
		60,264,816
Real Estate Management & Development–0.14%
†Forestar Group	70,000	1,055,600
		1,055,600
Software–11.60%
†Altair Engineering Class A	72,000	2,862,000
LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ANSYS	126,000	$ 36,757,980
†Guidewire Software	131,000	14,521,350
Pegasystems	110,000	11,128,700
SS&C Technologies Holdings	372,000	21,010,560
		86,280,590
Thrifts & Mortgage Finance–0.39%
Essent Group	80,000	2,901,600
		2,901,600
Total Common Stock (Cost $208,235,145)		720,071,303
WARRANT–0.00%
=Onespaworld Holding exp 3/19/24 exercise price USD 11.50	9,999	20,898
Total Warrant (Cost $0)		20,898

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	24,285,422	$ 24,285,422
Total Money Market Fund (Cost $24,285,422)		24,285,422

TOTAL INVESTMENTS–100.12% (Cost $232,520,567)	744,377,623
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(868,162)
NET ASSETS APPLICABLE TO 12,495,278 SHARES OUTSTANDING–100.00%	$743,509,461
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($59,784,977 / 973,561 Shares)	$61.409
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($683,724,484 / 11,521,717 Shares)	$59.342
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$221,137,738
Distributable earnings/(accumulated loss)	522,371,723
TOTAL NET ASSETS	$743,509,461

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
★ Includes $859 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $1,569,331 payable for fund shares redeemed, $29,882 other accrued expenses payable and $712,446 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,928,420
Non-cash dividends	220,800
Foreign taxes withheld	(4,266)
3,144,954
EXPENSES:
Management fees	3,561,170
Distribution fees-Service Class	814,287
Shareholder servicing fees	103,274
Accounting and administration expenses	73,194
Reports and statements to shareholders	31,827
Professional fees	17,889
Pricing fees	11,832
Trustees’ fees and expenses	10,010
Custodian fees	2,526
Consulting fees	1,272
Other	7,331
4,634,612
Less:
Management fees waived	(497,899)
Expenses reimbursed	(10,539)
Total operating expenses	4,126,174
NET INVESTMENT LOSS	(981,220)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(4,220,957)
Foreign currencies	(1,157)
Net realized loss	(4,222,114)
Net change in unrealized appreciation (depreciation) of:
Investments	(1,536,716)
Foreign currencies	73
Net change in unrealized appreciation (depreciation)	(1,536,643)
NET REALIZED AND UNREALIZED LOSS	(5,758,757)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,739,977)
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (981,220)	$ (1,001,315)
Net realized gain (loss)	(4,222,114)	17,281,742
Net change in unrealized appreciation (depreciation)	(1,536,643)	195,478,681
Net increase (decrease) in net assets resulting from operations	(6,739,977)	211,759,108
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,738,541)
Service Class	—	(18,541,649)
	—	(20,280,190)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,557,891	13,700,706
Service Class	61,275,081	92,443,367
Reinvestment of dividends and distributions:
Standard Class	—	1,738,541
Service Class	—	18,541,649
	73,832,972	126,424,263
Cost of shares redeemed:
Standard Class	(25,551,509)	(11,525,475)
Service Class	(79,858,480)	(115,813,259)
	(105,409,989)	(127,338,734)
Decrease in net assets derived from capital share transactions	(31,577,017)	(914,471)
NET INCREASE (DECREASE) IN NET ASSETS	(38,316,994)	190,564,447
NET ASSETS:
Beginning of period	781,826,455	591,262,008
End of period	$ 743,509,461	$ 781,826,455
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund–5

LVIP Baron Growth Opportunities Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 62.157	$ 46.700	$ 50.365	$ 41.088	$ 41.922	$ 47.819
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.014)	0.050	0.012	(0.001)	0.240	(0.017)
Net realized and unrealized gain (loss)	(0.734)	17.014	(1.427)	11.178	2.219	(2.102)
Total from investment operations	(0.748)	17.064	(1.415)	11.177	2.459	(2.119)
Less dividends and distributions from:
Net investment income	—	—	—	—	(0.305)	—
Net realized gain	—	(1.607)	(2.250)	(1.900)	(2.988)	(3.778)
Total dividends and distributions	—	(1.607)	(2.250)	(1.900)	(3.293)	(3.778)
Net asset value, end of period	$ 61.409	$ 62.157	$ 46.700	$ 50.365	$ 41.088	$ 41.922
Total return[3]	(1.20%)	36.72%	(3.70%)	27.56%	5.83%	(4.53%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 59,785	$ 71,190	$ 50,558	$ 41,010	$23,668	$ 26,105
Ratio of expenses to average net assets	0.93%	0.93%	0.93%	0.95%	1.01%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.07%	1.08%	1.07%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	(0.05%)	0.08%	0.02%	0.00%	0.58%	(0.03%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.19%)	(0.06%)	(0.13%)	(0.12%)	0.54%	(0.07%)
Portfolio turnover	1%	6%	6%	7%	8%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund–6

LVIP Baron Growth Opportunities Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 60.140	$ 45.337	$ 49.069	$ 40.172	$ 41.063	$ 47.034
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.083)	(0.090)	(0.118)	(0.116)	0.133	(0.133)
Net realized and unrealized gain (loss)	(0.715)	16.500	(1.364)	10.913	2.168	(2.060)
Total from investment operations	(0.798)	16.410	(1.482)	10.797	2.301	(2.193)
Less dividends and distributions from:
Net investment income	—	—	—	—	(0.204)	—
Net realized gain	—	(1.607)	(2.250)	(1.900)	(2.988)	(3.778)
Total dividends and distributions	—	(1.607)	(2.250)	(1.900)	(3.192)	(3.778)
Net asset value, end of period	$ 59.342	$ 60.140	$ 45.337	$ 49.069	$ 40.172	$ 41.063
Total return[3]	(1.33%)	36.38%	(3.93%)	27.24%	5.57%	(4.77%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$683,724	$710,636	$540,704	$569,973	$473,667	$511,622
Ratio of expenses to average net assets	1.18%	1.18%	1.18%	1.20%	1.26%	1.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.32%	1.32%	1.33%	1.32%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	(0.30%)	(0.17%)	(0.23%)	(0.25%)	0.33%	(0.28%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.44%)	(0.31%)	(0.38%)	(0.37%)	0.29%	(0.32%)
Portfolio turnover	1%	6%	6%	7%	8%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund–7

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small-sized companies with undervalued assets or favorable growth prospects.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Baron Growth Opportunities Fund–8

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $24 for the six months ended June 30, 2020. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 1.00% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.09% on the first $250 million of the Fund’s average daily net assets; 0.14% on the next $250 million, 0.19% on the next $200 million; 0.20% on the next $50 million; and 0.25% in excess of $750 million of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.93% of the average daily net assets for the Standard Class and 1.18% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. The amount available for recoupment is finalized at fiscal year-end; accordingly, the balance has not been determined for the six months ended June 30, 2020.
BAMCO, Inc. (the “Sub-Adviser”) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$22,416
Legal	3,996
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Baron Growth Opportunities Fund–9

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $26,818 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 859
Management fees payable to LIAC	526,800
Distribution fees payable to LFD	141,044
Printing and mailing fees payable to Lincoln Life	26,818
Shareholder servicing fees payable to Lincoln Life	17,784
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities sales of $252,401, which resulted in net realized losses of $181,750.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 3,488,493
Sales	25,960,657
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$232,520,567
Aggregate unrealized appreciation of investments	$517,028,983
Aggregate unrealized depreciation of investments	(5,171,927)
Net unrealized appreciation of investments	$511,857,056
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP Baron Growth Opportunities Fund–10

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Biotechnology	$ 4,401,410	$ —	$ —	$ 4,401,410
Building Products	31,216,800	—	—	31,216,800
Capital Markets	103,727,145	—	—	103,727,145
Commercial Services & Supplies	4,668,384	—	—	4,668,384
Diversified Consumer Services	19,080,304	—	—	19,080,304
Diversified Telecommunication Services	15,710,854	—	—	15,710,854
Electronic Equipment, Instruments & Components	3,924,490	—	—	3,924,490
Entertainment	6,269,677	—	—	6,269,677
Equity Real Estate Investment Trusts	37,360,909	—	—	37,360,909
Food & Staples Retailing	4,866,380	—	—	4,866,380
Health Care Equipment & Supplies	65,850,683	—	—	65,850,683
Health Care Technology	7,417,170	—	—	7,417,170
Hotels, Restaurants & Leisure	112,270,798	—	—	112,270,798
Insurance	68,131,361	—	—	68,131,361
IT Services	38,108,298	—	—	38,108,298
Life Sciences Tools & Services	35,149,150	—	—	35,149,150
Machinery	—	2,376,731	—	2,376,731
Pharmaceuticals	—	9,038,153	—	9,038,153
Professional Services	60,264,816	—	—	60,264,816
Real Estate Management & Development	1,055,600	—	—	1,055,600
Software	86,280,590	—	—	86,280,590
Thrifts & Mortgage Finance	2,901,600	—	—	2,901,600
Warrant	—	—	20,898	20,898
Money Market Fund	24,285,422	—	—	24,285,422
Total Investments	$732,941,841	$11,414,884	$20,898	$744,377,623
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Baron Growth Opportunities Fund–11

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	253,914	238,035
Service Class	1,157,460	1,651,265
Shares reinvested:
Standard Class	—	29,472
Service Class	—	324,614
	1,411,374	2,243,386
Shares redeemed:
Standard Class	(425,673)	(204,807)
Service Class	(1,452,069)	(2,085,900)
	(1,877,742)	(2,290,707)
Net decrease	(466,368)	(47,321)
5. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Baron Growth Opportunities Fund–12

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Baron Growth Opportunities Fund–13

LVIP Baron Growth Opportunities Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Baron Growth Opportunities Fund–14

LVIP BlackRock Advantage Allocation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP BlackRock Advantage Allocation Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Advantage Allocation Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,007.50	0.73%	$3.64
Service Class Shares	1,000.00	1,006.10	0.98%	4.89
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.73%	$3.67
Service Class Shares	1,000.00	1,020.00	0.98%	4.92

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP BlackRock Advantage Allocation Fund–1

LVIP BlackRock Advantage Allocation Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	50.81%
U.S. Markets	29.99%
Aerospace & Defense	0.86%
Air Freight & Logistics	0.19%
Auto Components	0.03%
Automobiles	0.15%
Banks	1.58%
Beverages	0.59%
Biotechnology	1.18%
Building Products	0.22%
Capital Markets	0.79%
Chemicals	0.32%
Commercial Services & Supplies	0.02%
Communications Equipment	0.47%
Construction & Engineering	0.01%
Consumer Finance	0.27%
Containers & Packaging	0.03%
Distributors	0.23%
Diversified Consumer Services	0.01%
Diversified Telecommunication Services	0.30%
Electric Utilities	0.18%
Electrical Equipment	0.02%
Electronic Equipment, Instruments & Components	0.09%
Energy Equipment & Services	0.06%
Entertainment	0.21%
Equity Real Estate Investment Trusts	0.44%
Food & Staples Retailing	0.50%
Food Products	0.12%
Gas Utilities	0.04%
Health Care Equipment & Supplies	1.66%
Health Care Providers & Services	0.32%
Health Care Technology	0.13%
Hotels, Restaurants & Leisure	0.97%
Household Products	0.34%
Industrial Conglomerates	0.80%
Insurance	0.81%
Interactive Media & Services	2.07%
Internet & Direct Marketing Retail	1.59%
IT Services	1.32%
Life Sciences Tools & Services	0.53%
Machinery	0.40%
Media	0.40%
Metals & Mining	0.03%
Multiline Retail	0.09%
Multi-Utilities	0.19%
Oil, Gas & Consumable Fuels	0.04%
Security Type/Sector	Percentage of Net Assets
Pharmaceuticals	0.59%
Professional Services	0.16%
Real Estate Management & Development	0.02%
Road & Rail	0.30%
Semiconductors & Semiconductor Equipment	0.86%
Software	4.00%
Specialty Retail	0.92%
Technology Hardware, Storage & Peripherals	1.87%
Textiles, Apparel & Luxury Goods	0.56%
Thrifts & Mortgage Finance	0.05%
Tobacco	0.04%
Trading Companies & Distributors	0.01%
Wireless Telecommunication Services	0.01%
Developed Markets	15.00%
Aerospace & Defense	0.03%
Auto Components	0.09%
Automobiles	0.12%
Banks	0.89%
Beverages	0.65%
Biotechnology	0.24%
Building Products	0.18%
Capital Markets	0.45%
Chemicals	1.01%
Commercial Services & Supplies	0.11%
Communications Equipment	0.02%
Construction & Engineering	0.12%
Consumer Finance	0.09%
Distributors	0.01%
Diversified Consumer Services	0.01%
Diversified Financial Services	0.18%
Diversified Telecommunication Services	0.54%
Electric Utilities	0.11%
Electrical Equipment	0.03%
Electronic Equipment, Instruments & Components	0.30%
Energy Equipment & Services	0.08%
Entertainment	0.12%
Equity Real Estate Investment Trusts	0.38%
Food & Staples Retailing	0.07%
Food Products	1.05%
Gas Utilities	0.08%
Health Care Equipment & Supplies	0.14%
Health Care Providers & Services	0.03%
Hotels, Restaurants & Leisure	0.25%
Household Durables	0.14%
Household Products	0.06%
Insurance	0.31%
Interactive Media & Services	0.03%
Internet & Direct Marketing Retail	0.12%

LVIP BlackRock Advantage Allocation Fund–2

LVIP BlackRock Advantage Allocation Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
IT Services	0.20%
Life Sciences Tools & Services	0.05%
Machinery	0.09%
Media	0.12%
Metals & Mining	0.53%
Multi-Utilities	0.24%
Oil, Gas & Consumable Fuels	0.57%
Paper & Forest Products	0.07%
Personal Products	0.98%
Pharmaceuticals	1.60%
Professional Services	0.46%
Real Estate Management & Development	0.16%
Road & Rail	0.19%
Semiconductors & Semiconductor Equipment	0.35%
Software	0.21%
Specialty Retail	0.09%
Technology Hardware, Storage & Peripherals	0.20%
Textiles, Apparel & Luxury Goods	0.30%
Tobacco	0.25%
Trading Companies & Distributors	0.04%
Wireless Telecommunication Services	0.26%
Emerging Markets	5.82%
Air Freight & Logistics	0.00%
Airlines	0.01%
Auto Components	0.00%
Automobiles	0.02%
Banks	0.24%
Beverages	0.00%
Biotechnology	0.10%
Capital Markets	0.05%
Chemicals	0.01%
Construction & Engineering	0.13%
Construction Materials	0.10%
Consumer Finance	0.00%
Diversified Consumer Services	0.10%
Diversified Financial Services	0.04%
Diversified Telecommunication Services	0.16%
Electric Utilities	0.09%
Electrical Equipment	0.00%
Electronic Equipment, Instruments & Components	0.07%
Energy Equipment & Services	0.01%
Entertainment	0.02%
Food & Staples Retailing	0.05%
Food Products	0.14%
Health Care Equipment & Supplies	0.01%
Health Care Providers & Services	0.02%
Household Durables	0.01%
Household Products	0.04%
Security Type/Sector	Percentage of Net Assets
Independent Power and Renewable Electricity Producers	0.07%
Industrial Conglomerates	0.03%
Insurance	0.08%
Interactive Media & Services	0.59%
Internet & Direct Marketing Retail	0.85%
IT Services	0.10%
Leisure Products	0.05%
Life Sciences Tools & Services	0.03%
Machinery	0.08%
Marine	0.07%
Media	0.01%
Metals & Mining	0.17%
Multiline Retail	0.00%
Oil, Gas & Consumable Fuels	0.57%
Paper & Forest Products	0.00%
Pharmaceuticals	0.15%
Real Estate Management & Development	0.39%
Semiconductors & Semiconductor Equipment	0.53%
Specialty Retail	0.01%
Technology Hardware, Storage & Peripherals	0.26%
Textiles, Apparel & Luxury Goods	0.05%
Thrifts & Mortgage Finance	0.10%
Transportation Infrastructure	0.03%
Water Utilities	0.01%
Wireless Telecommunication Services	0.17%
Preferred Stocks	0.23%
Rights	0.00%
Agency Collateralized Mortgage Obligations	0.30%
Agency Commercial Mortgage-Backed Securities	0.40%
Agency Mortgage-Backed Securities	17.54%
Agency Obligation	0.05%
Corporate Bonds	22.83%
Aerospace & Defense	0.16%
Agriculture	1.03%
Apparel	0.21%
Auto Manufacturers	0.38%
Banks	3.68%
Beverages	0.59%
Biotechnology	0.10%
Building Materials	0.13%
Chemicals	0.55%
Commercial Services	0.78%
Computers	0.40%
Cosmetics & Personal Care	0.18%
Diversified Financial Services	1.41%
Electric	2.21%

LVIP BlackRock Advantage Allocation Fund–3

LVIP BlackRock Advantage Allocation Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
Electronics	0.61%
Environmental Control	0.06%
Food	0.23%
Forest Products & Paper	0.09%
Gas	0.15%
Health Care Products	0.34%
Health Care Services	0.40%
Household Products Ware	0.02%
Insurance	0.47%
Internet	1.04%
Investment Company Security	0.26%
Lodging	0.06%
Machinery Construction & Mining	0.09%
Machinery Diversified	0.04%
Media	0.76%
Mining	0.04%
Miscellaneous Manufacturing	0.09%
Oil & Gas	0.38%
Oil & Gas Services	0.00%
Pharmaceuticals	1.56%
Pipelines	0.47%
Real Estate Investment Trusts	1.33%
Retail	0.68%
Semiconductors	0.55%
Software	0.52%
Telecommunications	0.67%
Toys Games Hobby	0.01%
Transportation	0.05%
Water	0.05%
Municipal Bonds	0.30%
Non-Agency Asset-Backed Securities	8.27%
Non-Agency Collateralized Mortgage Obligations	0.63%
Non-Agency Commercial Mortgage-Backed Securities	0.87%
Sovereign Bonds	0.17%
Money Market Fund	5.51%
Total Investments	107.91%
Liabilities Net of Receivables and Other Assets	(7.91%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	1.99%
Apple	1.84%
Amazon.com	1.48%
Alphabet Class A & Class C	1.34%
Nestle	0.76%
Adobe	0.63%
Alibaba Group Holding ADR	0.63%
Facebook Class A	0.58%
Home Depot	0.58%
Tencent Holdings	0.56%
Total	10.39%

Geography	Percentage of Net Assets
Australia	1.03%
Austria	0.01%
Belgium	0.12%
Brazil	0.30%
Canada	1.98%
China	3.14%
Denmark	0.30%
Finland	0.19%
France	1.74%
Germany	1.39%
Hong Kong	0.88%
Hungary	0.07%
India	0.46%
Indonesia	0.11%
Ireland	0.25%
Israel	0.08%
Italy	0.27%
Japan	3.73%
Jersey	0.01%
Luxembourg	0.03%
Malaysia	0.08%
Mexico	0.08%
Netherlands	0.76%
New Zealand	0.02%
Norway	0.17%
Peru	0.03%
Philippines	0.13%
Poland	0.26%
Portugal	0.02%
Republic of Korea	0.49%

LVIP BlackRock Advantage Allocation Fund–4

LVIP BlackRock Advantage Allocation Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)
Geography	Percentage of Net Assets
Russia	0.13%
Saudi Arabia	0.00%
Singapore	0.14%
South Africa	0.07%
Spain	0.14%
Sweden	0.39%
Switzerland	1.83%
Taiwan	0.85%
Thailand	0.02%
Turkey	0.18%
United Kingdom	3.09%
United States	77.32%
Uruguay	0.11%
Total	102.40%

ADR–American Depositary Receipt
IT–Information Technology
LVIP BlackRock Advantage Allocation Fund–5

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–50.81%
U.S. MARKETS–29.99%
Aerospace & Defense–0.86%
†Axon Enterprise	173	$ 16,976
†Boeing	391	71,670
Curtiss-Wright	102	9,107
L3Harris Technologies	619	105,026
Lockheed Martin	514	187,569
†Mercury Systems	128	10,068
Northrop Grumman	658	202,296
†Teledyne Technologies	52	16,169
		618,881
Air Freight & Logistics–0.19%
Expeditors International of Washington	43	3,270
United Parcel Service Class B	1,187	131,970
		135,240
Auto Components–0.03%
Gentex	911	23,476
		23,476
Automobiles–0.15%
†Tesla	97	104,742
		104,742
Banks–1.58%
Bank of America	6,961	165,324
Citigroup	6,477	330,975
Citizens Financial Group	3,605	90,990
Cullen/Frost Bankers	105	7,844
First Horizon National	5,872	58,485
JPMorgan Chase & Co.	1,138	107,040
Regions Financial	2,256	25,087
Synovus Financial	1,103	22,644
Umpqua Holdings	759	8,076
Webster Financial	260	7,439
Wells Fargo & Co.	12,290	314,624
		1,138,528
Beverages–0.59%
Brown-Forman Class B	234	14,896
Coca-Cola	5,189	231,845
PepsiCo	1,372	181,461
		428,202
Biotechnology–1.18%
AbbVie	2,114	207,553
†Alexion Pharmaceuticals	177	19,866
†Alnylam Pharmaceuticals	92	13,626
Amgen	494	116,515
†Biogen	135	36,119
†BioMarin Pharmaceutical	135	16,651
†Exact Sciences	91	7,912
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology (continued)
Gilead Sciences	1,461	$ 112,409
†Incyte	190	19,754
†Moderna	817	52,460
†Novavax	650	54,177
†Regeneron Pharmaceuticals	127	79,204
†Seattle Genetics	111	18,861
†Vertex Pharmaceuticals	193	56,030
†Vir Biotechnology	959	39,290
		850,427
Building Products–0.22%
Allegion	1,044	106,718
Lennox International	150	34,948
Trane Technologies	154	13,703
		155,369
Capital Markets–0.79%
Bank of New York Mellon	1,011	39,075
Charles Schwab	436	14,711
CME Group	728	118,329
FactSet Research Systems	183	60,110
Intercontinental Exchange	1,483	135,843
Moody's	76	20,880
S&P Global	453	149,254
T. Rowe Price Group	238	29,393
		567,595
Chemicals–0.32%
Ecolab	749	149,013
Sherwin-Williams	142	82,055
		231,068
Commercial Services & Supplies–0.02%
†IAA	367	14,155
		14,155
Communications Equipment–0.47%
†Arista Networks	286	60,068
Cisco Systems	5,940	277,042
		337,110
Construction & Engineering–0.01%
EMCOR Group	137	9,061
		9,061
Consumer Finance–0.27%
Ally Financial	1,194	23,677
American Express	805	76,636
Capital One Financial	433	27,102
Discover Financial Services	627	31,406
FirstCash	333	22,471
†LendingTree	49	14,187
		195,479
LVIP BlackRock Advantage Allocation Fund–6

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Containers & Packaging–0.03%
AptarGroup	128	$ 14,333
Smurfit Kappa Group	145	4,873
		19,206
Distributors–0.23%
Pool	614	166,928
		166,928
Diversified Consumer Services–0.01%
H&R Block	484	6,912
		6,912
Diversified Telecommunication Services–0.30%
AT&T	3,026	91,476
Verizon Communications	2,203	121,451
		212,927
Electric Utilities–0.18%
Avangrid	1,876	78,754
IDACORP	338	29,531
NextEra Energy	45	10,808
PNM Resources	271	10,417
		129,510
Electrical Equipment–0.02%
Hubbell	111	13,915
		13,915
Electronic Equipment, Instruments & Components–0.09%
Avnet	836	23,312
Dolby Laboratories Class A	171	11,264
National Instruments	807	31,239
		65,815
Energy Equipment & Services–0.06%
Schlumberger	2,558	47,042
		47,042
Entertainment–0.21%
†Netflix	328	149,253
		149,253
Equity Real Estate Investment Trusts–0.44%
Alexandria Real Estate Equities	41	6,652
American Tower	92	23,786
AvalonBay Communities	225	34,794
Camden Property Trust	117	10,673
CoreSite Realty	248	30,023
Equinix	14	9,832
Equity Residential	540	31,763
Life Storage	97	9,210
Prologis	538	50,211
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
QTS Realty Trust Class A	644	$ 41,274
SBA Communications	224	66,734
		314,952
Food & Staples Retailing–0.50%
Costco Wholesale	1,158	351,117
†Performance Food Group	424	12,356
		363,473
Food Products–0.12%
JBS	6,883	27,048
Mondelez International Class A	1,227	62,737
		89,785
Gas Utilities–0.04%
ONE Gas	148	11,403
UGI	452	14,374
		25,777
Health Care Equipment & Supplies–1.66%
Abbott Laboratories	1,746	159,637
†Boston Scientific	861	30,230
Danaher	1,016	179,659
†Edwards Lifesciences	4,314	298,140
†Globus Medical Class A	360	17,176
Hill-Rom Holdings	196	21,517
†IDEXX Laboratories	65	21,460
†Intuitive Surgical	124	70,659
Medtronic	1,025	93,992
†Nevro	81	9,677
ResMed	252	48,384
Stryker	725	130,638
†Varian Medical Systems	917	112,351
		1,193,520
Health Care Providers & Services–0.32%
†HCA Healthcare	186	18,053
†HealthEquity	300	17,601
UnitedHealth Group	665	196,142
		231,796
Health Care Technology–0.13%
Cerner	468	32,081
†Veeva Systems Class A	250	58,605
		90,686
Hotels, Restaurants & Leisure–0.97%
†Chipotle Mexican Grill	85	89,451
†Darden Restaurants	704	53,342
Domino's Pizza	274	101,227
†Hilton Worldwide Holdings	332	24,385

LVIP BlackRock Advantage Allocation Fund–7

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
International Game Technology	1,191	$ 10,600
†Las Vegas Sands	1,288	58,655
MGM Resorts International	844	14,179
†Planet Fitness Class A	330	19,988
Starbucks	4,352	320,264
Wingstop	39	5,420
		697,511
Household Products–0.34%
Procter & Gamble	2,064	246,792
		246,792
Industrial Conglomerates–0.80%
3M	617	96,246
Carlisle	74	8,855
General Electric	3,749	25,606
Honeywell International	2,034	294,096
Roper Technologies	384	149,092
		573,895
Insurance–0.81%
American Financial Group	149	9,455
Axis Capital Holdings	299	12,127
CNA Financial	3,646	117,219
Marsh & McLennan	1,061	113,920
MetLife	1,286	46,965
Prudential Financial	3,655	222,589
Travelers	175	19,959
Unum Group	2,356	39,086
		581,320
Interactive Media & Services–2.07%
†Alphabet Class A	342	484,973
†Alphabet Class C	341	482,041
†Facebook Class A	1,835	416,674
†Twitter	3,660	109,031
		1,492,719
Internet & Direct Marketing Retail–1.59%
†Amazon.com	387	1,067,663
†Etsy	392	41,642
†Expedia Group	328	26,962
†Wayfair Class A	61	12,054
		1,148,321
IT Services–1.32%
Automatic Data Processing	426	63,427
Broadridge Financial Solutions	146	18,424
†Euronet Worldwide	122	11,690
†Fiserv	937	91,470
Mastercard Class A	764	225,915
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
†PayPal Holdings	1,389	$ 242,005
Visa Class A	1,566	302,504
		955,435
Life Sciences Tools & Services–0.53%
Agilent Technologies	371	32,785
Bio-Techne	86	22,710
†ICON	63	10,613
†Illumina	301	111,475
†Mettler-Toledo International	16	12,889
Thermo Fisher Scientific	308	111,601
†Waters	450	81,180
		383,253
Machinery–0.40%
Crane	134	7,968
Graco	391	18,764
IDEX	311	49,150
Oshkosh	145	10,385
Snap-on	417	57,759
Toro	948	62,890
Xylem	1,256	81,590
		288,506
Media–0.40%
Comcast Class A	2,041	79,558
Sirius XM Holdings	35,948	211,015
		290,573
Metals & Mining–0.03%
Reliance Steel & Aluminum	133	12,626
Royal Gold	76	9,448
		22,074
Multiline Retail–0.09%
†Kohl's	3,247	67,440
		67,440
Multi-Utilities–0.19%
Black Hills	165	9,349
CMS Energy	626	36,571
Consolidated Edison	224	16,112
DTE Energy	487	52,353
MDU Resources Group	963	21,359
		135,744
Oil, Gas & Consumable Fuels–0.04%
Cimarex Energy	516	14,185
Exxon Mobil	330	14,757
		28,942
Pharmaceuticals–0.59%
Bristol-Myers Squibb	927	54,508

LVIP BlackRock Advantage Allocation Fund–8

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	1,168	$ 164,256
Merck & Co.	816	63,101
Pfizer	605	19,783
Zoetis	894	122,514
		424,162
Professional Services–0.16%
IHS Markit	1,105	83,428
Robert Half International	628	33,177
		116,605
Real Estate Management & Development–0.02%
†Howard Hughes	222	11,533
		11,533
Road & Rail–0.30%
CSX	639	44,564
Landstar System	232	26,056
†Lyft Class A	105	3,466
Norfolk Southern	169	29,671
†Uber Technologies	742	23,061
Union Pacific	520	87,917
		214,735
Semiconductors & Semiconductor Equipment–0.86%
†Advanced Micro Devices	380	19,992
Applied Materials	421	25,450
Broadcom	148	46,710
†Cirrus Logic	279	17,237
Intel	617	36,915
Maxim Integrated Products	202	12,243
Monolithic Power Systems	155	36,735
NVIDIA	555	210,850
†Silicon Laboratories	307	30,783
Texas Instruments	1,225	155,538
Xilinx	279	27,451
		619,904
Software–4.00%
†Adobe	1,044	454,464
†Atlassian Class A	90	16,224
†Cadence Design Systems	127	12,187
†HubSpot	287	64,389
Intuit	957	283,454
Microsoft	7,055	1,435,763
†New Relic	206	14,194
†Paylocity Holding	116	16,923
†Proofpoint	201	22,335
†RingCentral Class A	22	6,270
†salesforce.com	1,242	232,664
†ServiceNow	319	129,214
†Teradata	1,414	29,411
†VMware Class A	791	122,494
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Software (continued)
†Workday Class A	239	$ 44,779
		2,884,765
Specialty Retail–0.92%
†AutoNation	746	28,035
Best Buy	178	15,534
Home Depot	1,660	415,847
Lowe's	353	47,697
†RH	81	20,161
†Ross Stores	276	23,526
Tiffany & Co.	83	10,121
†TJX	926	46,819
Williams-Sonoma	717	58,801
		666,541
Technology Hardware, Storage & Peripherals–1.87%
Apple	3,636	1,326,413
Hewlett Packard Enterprise	1,254	12,201
†Pure Storage Class A	762	13,206
		1,351,820
Textiles, Apparel & Luxury Goods–0.56%
†Capri Holdings	925	14,458
†Columbia Sportswear	492	39,645
Hanesbrands	794	8,964
†Lululemon Athletica	35	10,920
NIKE Class B	1,995	195,610
†PVH	460	22,103
†Ralph Lauren	301	21,828
†Skechers USA Class A	1,670	52,405
†Tapestry	2,253	29,920
VF	189	11,518
		407,371
Thrifts & Mortgage Finance–0.05%
Essent Group	266	9,648
MGIC Investment	898	7,355
Radian Group	1,130	17,526
		34,529
Tobacco–0.04%
Philip Morris International	444	31,107
		31,107
Trading Companies & Distributors–0.01%
†SiteOne Landscape Supply	71	8,092
		8,092
Wireless Telecommunication Services–0.01%
Telephone & Data Systems	325	6,461
		6,461
Total U.S. Markets (Cost $17,913,165)		21,620,980

LVIP BlackRock Advantage Allocation Fund–9

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS–15.00%
Aerospace & Defense–0.03%
Airbus	312	$ 22,356
		22,356
Auto Components–0.09%
Cie Plastic Omnium	644	13,193
Denso	900	35,296
Dometic Group	1,596	14,423
		62,912
Automobiles–0.12%
Ferrari	506	86,675
		86,675
Banks–0.89%
†ABN AMRO Bank	1,288	11,084
Bank of Montreal	2,699	143,658
Bank of Nova Scotia	1,224	50,651
Bendigo & Adelaide Bank	5,194	25,366
BOC Hong Kong Holdings	6,500	20,812
Chiba Bank	1,000	4,728
†First International Bank of Israel	562	11,928
Gunma Bank	1,200	3,821
Hokuhoku Financial Group	300	2,492
Mediobanca Banca di Credito Finanziario	920	6,644
Oversea-Chinese Banking	2,200	14,339
Resona Holdings	6,700	22,927
Royal Bank of Canada	1,799	122,058
Societe Generale	1,429	23,892
Sumitomo Mitsui Trust Holdings	400	11,272
Toronto-Dominion Bank	3,764	167,988
		643,660
Beverages–0.65%
†Britvic	1,097	10,447
Coca-Cola European Partners	2,008	75,822
Diageo	4,767	158,442
†Heineken	201	18,531
Pernod Ricard	1,052	165,654
Royal Unibrew	231	19,257
Treasury Wine Estates	3,226	23,472
		471,625
Biotechnology–0.24%
CSL	740	147,178
†Genmab	49	16,523
Grifols	280	8,514
		172,215
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Building Products–0.18%
Assa Abloy Class B	1,013	$ 20,734
Cie de Saint-Gobain	1,034	37,308
Daikin Industries	100	16,180
Geberit	93	46,661
Kingspan Group	130	8,392
		129,275
Capital Markets–0.45%
Deutsche Boerse	1,477	267,303
Euronext	222	22,345
IG Group Holdings	1,454	14,683
Japan Exchange Group	400	9,264
Jupiter Fund Management	770	2,441
Man Group	3,850	6,233
Reinet Investments	88	1,545
		323,814
Chemicals–1.01%
Akzo Nobel	1,412	126,855
Chr Hansen Holding	115	11,862
Denka	400	9,804
DIC	100	2,517
Givaudan	32	119,615
Koninklijke DSM	473	65,661
Lintec	500	11,917
Mitsubishi Chemical Holdings	10,600	61,816
Nippon Shokubai	100	5,242
Nitto Denko	300	17,007
Sika	878	169,254
Sumitomo Chemical	12,000	36,105
Symrise	280	32,717
Teijin	2,000	31,843
Tosoh	500	6,868
Ube Industries	400	6,894
Zeon	1,000	9,235
		725,212
Commercial Services & Supplies–0.11%
Brambles	1,213	9,197
HomeServe	1,494	24,153
†Rentokil Initial	4,078	25,786
Ritchie Bros Auctioneers	63	2,565
Secom	200	17,549
		79,250
Communications Equipment–0.02%
Telefonaktiebolaget LM Ericsson Class B	1,533	14,210
		14,210
Construction & Engineering–0.12%
Bouygues	451	15,449

LVIP BlackRock Advantage Allocation Fund–10

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Construction & Engineering (continued)
HOCHTIEF	480	$ 42,710
Kajima	1,400	16,740
Maeda	1,000	7,654
Penta-Ocean Construction	1,100	5,940
		88,493
Consumer Finance–0.09%
Hitachi Capital	2,900	64,196
		64,196
Distributors–0.01%
Inchcape	1,014	6,162
		6,162
Diversified Consumer Services–0.01%
IDP Education	985	10,675
		10,675
Diversified Financial Services–0.18%
EXOR	254	14,579
Groupe Bruxelles Lambert	921	77,104
†Kinnevik	1,167	30,805
Onex	222	10,029
		132,517
Diversified Telecommunication Services–0.54%
†BT Group	14,276	20,190
Nippon Telegraph & Telephone	1,900	44,269
†Orange	931	11,133
Singapore Telecommunications	48,100	85,565
†Sunrise Communications Group	115	10,229
Swisscom	138	72,367
Telenor	4,275	62,419
Telia	22,700	84,925
		391,097
Electric Utilities–0.11%
Acciona	92	9,051
Chubu Electric Power	2,500	31,355
Orsted	310	35,774
		76,180
Electrical Equipment–0.03%
Schneider Electric	172	19,133
		19,133
Electronic Equipment, Instruments & Components–0.30%
Alps Alpine	1,300	16,756
Compeq Manufacturing	7,000	11,425
Japan Aviation Electronics Industry	1,000	13,533
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence	100	$ 41,906
Kyocera	900	49,126
Murata Manufacturing	300	17,685
Nippon Electric Glass	4,000	62,833
		213,264
Energy Equipment & Services–0.08%
John Wood Group	1,863	4,467
TechnipFMC	6,351	43,441
TechnipFMC	1,139	7,930
		55,838
Entertainment–0.12%
Nintendo	200	89,414
		89,414
Equity Real Estate Investment Trusts–0.38%
Allied Properties Real Estate Investment Trust	351	10,590
†Alstria office REIT	603	8,975
Cofinimmo	88	12,136
Derwent London	375	12,899
Gecina	194	23,960
GPT Group	13,172	38,266
Link REIT	11,600	95,238
Merlin Properties Socimi	896	7,467
Mirvac Group	6,242	9,429
†Scentre Group	34,067	51,718
		270,678
Food & Staples Retailing–0.07%
Sundrug	300	9,928
Wm Morrison Supermarkets	16,194	38,149
		48,077
Food Products–1.05%
†a2 Milk	1,162	15,064
Danone	809	56,155
Nestle	4,954	549,253
NH Foods	500	20,120
Orkla	2,090	18,350
Tate & Lyle	1,096	9,060
†Uni-President Enterprises	37,000	89,644
		757,646
Gas Utilities–0.08%
Italgas	2,216	12,896
Naturgy Energy Group	1,816	33,903
Rubis SCA	185	8,919
†Towngas China	2,000	907
		56,625

LVIP BlackRock Advantage Allocation Fund–11

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Health Care Equipment & Supplies–0.14%
Ansell	1,346	$ 34,215
†Cochlear	238	31,247
CompuGroup Medical	96	7,555
Elekta Class B	1,265	11,784
Koninklijke Philips	274	12,782
		97,583
Health Care Providers & Services–0.03%
Amplifon	367	9,804
Miraca Holdings	500	11,811
		21,615
Hotels, Restaurants & Leisure–0.25%
†Aristocrat Leisure	8,526	152,671
Compass Group	1,909	26,265
		178,936
Household Durables–0.14%
Berkeley Group Holdings	300	15,450
Fujitsu General	500	10,272
Sony	1,000	69,030
Sumitomo Forestry	400	5,033
		99,785
Household Products–0.06%
Lion	500	12,026
Unicharm	700	28,709
		40,735
Insurance–0.31%
†Assicurazioni Generali	4,705	71,470
AXA	1,047	22,032
Dai-ichi Life Holdings	1,300	15,561
Direct Line Insurance Group	1,485	4,979
†Japan Post Holdings	1,100	7,850
Japan Post Insurance	900	11,859
Legal & General Group	5,771	15,733
Manulife Financial	2,850	38,774
†Talanx	498	18,508
Tokio Marine Holdings	200	8,755
Unipol Gruppo	1,553	6,067
†Vienna Insurance Group	181	4,058
		225,646
Interactive Media & Services–0.03%
Rightmove	3,289	22,232
		22,232
Internet & Direct Marketing Retail–0.12%
†Farfetch Class A	1,078	18,617
†Just Eat Takeaway.com	149	15,574
Moneysupermarket.com Group	1,236	4,958
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Internet & Direct Marketing Retail (continued)
†Prosus	465	$ 43,226
†Rocket Internet SE	348	7,498
		89,873
IT Services–0.20%
Obic	200	35,248
†Shopify Class A	68	64,603
†Wix.com	188	48,169
		148,020
Life Sciences Tools & Services–0.05%
Sartorius Stedim Biotech	96	24,339
Tecan Group	31	10,987
		35,326
Machinery–0.09%
Glory	100	2,281
Rational	10	5,604
Spirax-Sarco Engineering	225	27,700
Valmet	1,142	29,931
		65,516
Media–0.12%
Eutelsat Communications	1,025	9,482
Fuji Media Holdings	500	4,833
Nippon Television Holdings	3,600	38,991
Publicis Groupe	1,125	36,546
		89,852
Metals & Mining–0.53%
Anglo American	3,363	77,528
APERAM	439	12,307
ArcelorMittal	5,847	61,931
BHP Group	3,666	91,276
Centamin	3,479	7,941
Dowa Holdings	500	15,176
Evolution Mining	2,563	10,181
Franco-Nevada	302	42,188
IGO	3,324	11,342
†MMG	8,000	1,672
Northern Star Resources	1,691	15,948
Regis Resources	2,046	7,487
Wheaton Precious Metals	554	24,366
		379,343
Multi-Utilities–0.24%
Engie	2,656	32,940
National Grid	11,209	136,754
		169,694
Oil, Gas & Consumable Fuels–0.57%
Aker BP	1,802	33,347
BP	18,796	72,008

LVIP BlackRock Advantage Allocation Fund–12

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
ENEOS Holdings	36,500	$ 130,107
Gaztransport Et Technigaz	165	12,662
Repsol	2,102	18,573
Royal Dutch Shell Class A	3,071	49,171
Royal Dutch Shell Class B	2,585	39,189
TOTAL	603	23,251
Woodside Petroleum	1,977	29,878
		408,186
Paper & Forest Products–0.07%
UPM-Kymmene	1,874	54,280
		54,280
Personal Products–0.98%
Beiersdorf	1,694	192,632
Fancl	500	14,899
Kao	900	71,422
†L'Oreal	1,190	384,068
Unilever	789	42,560
Unilever CVA	80	4,265
		709,846
Pharmaceuticals–1.60%
Astellas Pharma	6,600	110,217
AstraZeneca	1,016	105,740
Chugai Pharmaceutical	1,200	64,248
GlaxoSmithKline	5,999	121,178
Kaken Pharmaceutical	300	15,363
Merck	1,398	162,794
Novartis	1,800	156,818
Novo Nordisk Class B	2,089	136,094
Roche Holding	328	113,635
Sanofi	873	89,033
Takeda Pharmaceutical	2,200	79,041
		1,154,161
Professional Services–0.46%
ALS	4,039	18,443
Experian	3,458	121,372
Intertek Group	1,405	94,628
Recruit Holdings	1,300	44,707
Wolters Kluwer	709	55,377
		334,527
Real Estate Management & Development–0.16%
Castellum	822	15,403
Daito Trust Construction	300	27,648
Fabege	1,210	14,230
Grand City Properties	780	18,040
Hufvudstaden Class A	1,087	13,551
†LEG Immobilien	198	25,114
		113,986
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Road & Rail–0.19%
Central Japan Railway	300	$ 46,397
East Japan Railway	1,200	83,154
TFI International	291	10,330
		139,881
Semiconductors & Semiconductor Equipment–0.35%
Advantest	300	17,121
†ams	1,187	17,696
ASML Holding	175	64,017
†Dialog Semiconductor	206	9,416
Pixart Imaging	3,000	17,372
Tokyo Electron	400	98,698
Ulvac	900	26,129
		250,449
Software–0.21%
Altium	856	19,395
SAP	923	129,025
		148,420
Specialty Retail–0.09%
Industria de Diseno Textil	832	22,076
Nitori Holdings	200	39,213
†WH Smith	143	1,947
		63,236
Technology Hardware, Storage & Peripherals–0.20%
Canon	4,200	83,782
FUJIFILM Holdings	1,100	47,082
Konica Minolta	3,100	10,780
		141,644
Textiles, Apparel & Luxury Goods–0.30%
adidas	37	9,755
Christian Dior	73	31,060
Hermes International	17	14,273
Kering	94	51,391
LVMH Moet Hennessy Louis Vuitton	254	112,140
		218,619
Tobacco–0.25%
Altria Group	3,039	119,281
British American Tobacco	363	13,922
Imperial Brands	2,525	48,067
		181,270
Trading Companies & Distributors–0.04%
†Electrocomponents	1,124	9,357
Rexel	1,525	17,478
		26,835

LVIP BlackRock Advantage Allocation Fund–13

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Wireless Telecommunication Services–0.26%
KDDI	3,800	$ 113,381
NTT DOCOMO	1,300	34,512
Vodafone Group	25,778	40,981
		188,874
Total Developed Markets (Cost $10,603,614)		10,809,569
EMERGING MARKETS–5.82%
Air Freight & Logistics–0.00%
Sinotrans Class H	1,000	203
		203
Airlines–0.01%
China Eastern Airlines Class H	12,000	4,321
		4,321
Auto Components–0.00%
Apollo Tyres	2,002	2,864
		2,864
Automobiles–0.02%
BAIC Motor Class H	5,500	2,407
Dongfeng Motor Group Class H	8,000	4,825
Geely Automobile Holdings	6,000	9,532
		16,764
Banks–0.24%
Agricultural Bank of China Class H	19,000	7,690
Banco do Brasil	665	3,944
Bank of China Class H	49,000	18,151
China Construction Bank Class H	36,000	29,282
CTBC Financial Holding	19,000	13,168
Dah Sing Banking Group	2,000	1,835
HDFC Bank	1,122	15,770
Industrial & Commercial Bank of China Class H	39,000	23,578
Kotak Mahindra Bank	546	9,855
†OTP Bank	793	27,878
Riyad Bank	25	113
Shinhan Financial Group	444	10,730
†Turkiye Is Bankasi Class C	15,685	12,811
		174,805
Beverages–0.00%
Fraser & Neave Holdings	300	2,278
		2,278
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Biotechnology–0.10%
†Celltrion	275	$ 70,383
		70,383
Capital Markets–0.05%
China Cinda Asset Management Class H	31,000	6,115
†China International Capital Class H	2,800	5,540
Guotai Junan Securities Class H	6,200	8,622
†XP Class A	294	12,351
		32,628
Chemicals–0.01%
Pidilite Industries	309	5,615
		5,615
Construction & Engineering–0.13%
China Communications Construction Class H	78,000	44,240
China Railway Construction Class H	58,000	45,942
†Metallurgical Corp. of China Class H	23,000	3,670
Sinopec Engineering Group Class H	3,000	1,288
		95,140
Construction Materials–0.10%
Anhui Conch Cement Class H	8,500	57,597
BBMG Class H	10,000	1,961
†Cemex	16,770	4,728
China Resources Cement Holdings	4,000	4,934
		69,220
Consumer Finance–0.00%
†Ujjivan Financial Services	1,039	3,028
		3,028
Diversified Consumer Services–0.10%
†New Oriental Education & Technology Group Sponsored ADR	539	70,194
		70,194
Diversified Financial Services–0.04%
Haci Omer Sabanci Holding	18,863	25,399
Yuanta Financial Holding	6,000	3,571
		28,970
Diversified Telecommunication Services–0.16%
China Unicom Hong Kong	32,000	17,411

LVIP BlackRock Advantage Allocation Fund–14

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Diversified Telecommunication Services (continued)
Telekomunikasi Indonesia Persero	333,700	$ 71,483
True NVDR	65,500	7,250
Turk Telekomunikasyon	18,110	21,435
		117,579
Electric Utilities–0.09%
CLP Holdings	1,500	14,732
†PGE Polska Grupa Energetyczna	23,042	40,290
†Power Grid Corp. of India	3,168	7,348
		62,370
Electrical Equipment–0.00%
Xinjiang Goldwind Science & Technology Class H	3,400	2,926
		2,926
Electronic Equipment, Instruments & Components–0.07%
†AU Optronics	38,000	11,994
China Railway Signal & Communication Class H	5,000	2,159
†Innolux	142,000	38,250
		52,403
Energy Equipment & Services–0.01%
Tenaris	1,570	10,203
		10,203
Entertainment–0.02%
NetEase ADR	36	15,458
		15,458
Food & Staples Retailing–0.05%
†Avenue Supermarts	397	12,184
Cia Brasileira de Distribuicao	857	11,266
†Clicks Group	150	1,819
Magnit GDR	276	3,589
†Migros Ticaret	1,777	10,001
		38,859
Food Products–0.14%
Gruma Class B	435	4,715
QL Resources	900	2,016
Uni-President China Holdings	3,000	3,001
Universal Robina	30,300	79,320
†Yihai International Holding	1,000	10,305
		99,357
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Health Care Equipment & Supplies–0.01%
Top Glove	1,600	$ 6,038
		6,038
Health Care Providers & Services–0.02%
†Netcare	18,643	14,654
		14,654
Household Durables–0.01%
LG Electronics	98	5,194
		5,194
Household Products–0.04%
Hindustan Unilever	955	27,610
Unilever Indonesia	5,500	3,052
		30,662
Independent Power and Renewable Electricity Producers–0.07%
Datang International Power Generation Class H	16,000	2,092
EDP Renovaveis	1,024	14,151
Gulf Energy Development	6,500	7,939
Huadian Power International Class H	6,000	1,734
Huaneng Power International Class H	58,000	21,876
		47,792
Industrial Conglomerates–0.03%
KOC Holding	9,171	24,121
		24,121
Insurance–0.08%
AIA Group	5,000	46,788
China Reinsurance Group Class H	26,000	2,664
†HDFC Life Insurance	1,215	8,874
†IRB Brasil Resseguros	600	1,226
		59,552
Interactive Media & Services–0.59%
†Just Dial	1,074	5,730
NAVER	51	11,474
†Sohu.com ADR	185	1,704
Tencent Holdings	6,300	403,691
		422,599
Internet & Direct Marketing Retail–0.85%
†Alibaba Group Holding ADR	2,099	452,754
†JD.com ADR	1,912	115,064
Naspers Class N	175	32,162
†Pinduoduo ADR	170	14,593
		614,573

LVIP BlackRock Advantage Allocation Fund–15

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
IT Services–0.10%
†HCL Technologies	3,372	$ 24,885
Infosys	2,987	29,036
Tech Mahindra	1,068	7,684
Wipro	3,304	9,645
		71,250
Leisure Products–0.05%
†HLB	477	36,858
		36,858
Life Sciences Tools & Services–0.03%
†Wuxi Biologics Cayman	1,000	18,356
		18,356
Machinery–0.08%
Sinotruk Hong Kong	1,000	2,610
Wartsila	6,176	51,230
		53,840
Marine–0.07%
†COSCO SHIPPING Holdings Class H	10,000	2,888
MISC	27,800	49,803
		52,691
Media–0.01%
Megacable Holdings	500	1,467
MultiChoice Group	128	783
RTL Group	238	7,636
		9,886
Metals & Mining–0.17%
Angang Steel Class H	7,800	1,918
†KGHM Polska Miedz	3,811	88,550
MMC Norilsk Nickel	59	15,553
POSCO	86	12,527
		118,548
Multiline Retail–0.00%
Magazine Luiza	64	845
		845
Oil, Gas & Consumable Fuels–0.57%
Bharat Petroleum	7,598	37,676
China Petroleum & Chemical Class H	28,000	11,711
CNOOC	73,000	81,930
Gazprom	4,611	12,582
Hindustan Petroleum	5,952	17,132
Indian Oil	7,740	8,771
†Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim	11,644	23,276
LUKOIL	297	22,146
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
†MOL Hungarian Oil & Gas	3,642	$ 21,532
Novatek PJSC GDR	97	13,793
Oil & Natural Gas	15,549	16,884
Polski Koncern Naftowy ORLEN	2,777	44,131
Polskie Gornictwo Naftowe i Gazownictwo	9,982	11,510
SK Innovation	390	43,115
S-Oil	183	9,756
Surgutneftegas	7,572	4,109
†Tatneft	1,504	11,762
†Tupras Turkiye Petrol Rafinerileri	1,179	15,423
		407,239
Paper & Forest Products–0.00%
Indah Kiat Pulp & Paper	3,400	1,434
		1,434
Pharmaceuticals–0.15%
†CanSino Biologics Class H	1,800	49,564
Dr Reddy's Laboratories	131	6,862
Guangzhou Baiyunshan Pharmaceutical Holdings Class H	2,000	5,051
Sino Biopharmaceutical	24,500	46,177
SSY Group	2,000	1,370
		109,024
Real Estate Management & Development–0.39%
Guangzhou R&F Properties Class H	23,600	27,773
Henderson Land Development	4,331	16,517
Hongkong Land Holdings	3,000	12,479
Hysan Development	16,000	51,652
†Kaisa Group Holdings	4,000	1,523
Kerry Properties	7,500	19,482
†KWG Group Holdings	12,000	20,389
Logan Group	4,000	7,146
†Seazen Group	4,000	3,473
Shenzhen Investment	8,000	2,547
Sino-Ocean Group Holding	4,000	963
Sun Hung Kai Properties	7,500	95,814
Swire Properties	2,600	6,638
=Wheelock & Co.	1,000	8,797
Yuexiu Property	8,000	1,435
Yuzhou Properties	3,000	1,307
		277,935
Semiconductors & Semiconductor Equipment–0.53%
MediaTek	2,000	39,541

LVIP BlackRock Advantage Allocation Fund–16

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing	32,000	$ 341,745
		381,286
Specialty Retail–0.01%
Zhongsheng Group Holdings	1,500	8,389
		8,389
Technology Hardware, Storage & Peripherals–0.26%
Inventec	43,000	36,709
Legend Holdings Class H	1,400	1,642
Samsung Electronics	3,377	149,492
		187,843
Textiles, Apparel & Luxury Goods–0.05%
ANTA Sports Products	2,000	17,794
†Feng TAY Enterprise	2,200	12,477
Fila Holdings	38	1,121
Li Ning	1,500	4,804
		36,196
Thrifts & Mortgage Finance–0.10%
Housing Development Finance	3,199	74,383
		74,383
Transportation Infrastructure–0.03%
†Grupo Aeroportuario del Centro Norte	300	1,394
Shenzhen International Holdings	1,500	2,401
Zhejiang Expressway Class H	22,000	15,624
		19,419
Water Utilities–0.01%
Guangdong Investment	6,000	10,349
		10,349
Wireless Telecommunication Services–0.17%
America Movil	32,363	20,797
China Mobile	12,000	81,025
Mobile TeleSystems ADR	548	5,036
PLDT	560	13,943
		120,801
Total Emerging Markets (Cost $4,274,757)		4,197,325
Total Common Stock (Cost $32,791,536)		36,627,874
PREFERRED STOCKS–0.23%
Banco Bradesco 5.83%	15,580	60,021
Braskem 2.43%	805	3,477
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Cia Energetica de Sao Paulo 0.98%	7,426	$ 39,806
Henkel & Co. 1.99%	69	6,437
Itau Unibanco Holding 5.07%	11,197	52,916
Surgutneftegas 0.00%	6,712	3,311
Total Preferred Stocks (Cost $243,262)		165,968
RIGHTS–0.00%
†Bristol-Myers Squibb	582	2,084
=†Legend Holdings 5/23/19	107	0
†Repsol	2,102	1,023
†Telefonica	4,668	918
Total Rights (Cost $3,416)		4,025

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.30%
•Fannie Mae Connecticut Avenue Securities Series 2017-C01 1M2A 3.73% (LIBOR01M + 3.55%) 7/25/29	75,877	79,291
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 3.03% (LIBOR01M + 2.85%) 4/25/28	17,025	17,141
Series 2017-DNA1 M1 1.38% (LIBOR01M + 1.20%) 7/25/29	15,104	15,101
Series 2017-DNA3 M1 0.93% (LIBOR01M + 0.75%) 3/25/30	39,242	39,183
•STACR Trust
Series 2018-DNA3 M1 0.93% (LIBOR01M + 0.75%) 9/25/48	284	283
Series 2018-HRP2 M2 1.43% (LIBOR01M + 1.25%) 2/25/47	61,128	60,913
Total Agency Collateralized Mortgage Obligations (Cost $214,081)		211,912
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.40%
•Fannie Mae-Aces Series 2017-M4 A2 2.67% 12/25/26	125,000	136,656

LVIP BlackRock Advantage Allocation Fund–17

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K056 A2 2.53% 5/25/26	140,000	$ 151,929
Total Agency Commercial Mortgage-Backed Securities (Cost $258,535)		288,585
AGENCY MORTGAGE-BACKED SECURITIES–17.54%
•Fannie Mae Connecticut Avenue Securities 0.63% 7/25/30	171,767	172,501
Fannie Mae S.F. 15 yr
3.00% 3/1/30	144,354	151,703
4.00% 5/1/33	47,398	50,269
4.00% 6/1/33	19,989	21,141
Fannie Mae S.F. 15 yr TBA
2.50% 7/16/35	425,000	444,839
3.00% 7/1/35	286,000	300,535
3.50% 7/1/35	200,000	210,117
Fannie Mae S.F. 30 yr
3.00% 10/1/44	129,271	138,424
3.00% 11/1/46	62,855	66,368
3.00% 7/1/47	19,140	20,246
3.00% 12/1/49	120,350	126,802
3.00% 2/1/50	101,638	107,087
3.50% 2/1/45	30,276	32,737
3.50% 3/1/46	24,219	26,187
3.50% 10/1/46	149,430	159,250
3.50% 12/1/46	139,298	152,136
3.50% 1/1/47	125,125	135,869
3.50% 11/1/47	19,664	21,673
3.50% 1/1/48	76,071	83,867
3.50% 2/1/48	471,770	505,932
3.50% 6/1/49	46,363	51,099
3.50% 11/1/51	253,586	274,368
4.00% 1/1/45	34,003	37,165
4.00% 3/1/45	19,963	21,826
4.00% 6/1/46	97,326	109,031
4.00% 2/1/47	59,561	64,227
4.00% 8/1/47	162,082	172,476
4.00% 9/1/47	53,196	57,831
4.00% 10/1/47	81,048	90,774
4.00% 10/1/48	295,135	312,417
4.00% 1/1/57	20,784	22,926
4.00% 2/1/57	21,104	23,279
4.50% 8/1/41	24,166	27,452
4.50% 2/1/48	488,330	543,131
4.50% 6/1/48	18,245	20,195
5.00% 2/1/35	3,212	3,683
5.00% 10/1/35	2,577	2,958
5.00% 11/1/35	3,292	3,781
5.50% 8/1/37	2,914	3,341
5.50% 9/1/41	35,472	40,665
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 12/1/36	662	$ 768
6.00% 2/1/37	2,150	2,509
6.00% 8/1/37	2,314	2,691
6.00% 9/1/37	743	865
6.00% 5/1/38	7,541	8,801
6.00% 9/1/38	2,079	2,418
6.00% 11/1/38	1,689	2,037
6.00% 9/1/39	6,208	7,243
6.00% 3/1/40	2,822	3,286
6.00% 7/1/40	9,862	11,503
6.00% 5/1/41	3,605	4,207
6.00% 7/1/41	19,515	22,766
Fannie Mae S.F. 30 yr TBA
2.00% 7/14/50	400,000	409,141
2.50% 7/14/50	2,850,000	2,969,900
3.00% 7/14/50	682,000	718,071
3.50% 7/14/50	49,000	51,530
4.00% 7/14/50	25,000	26,489
5.00% 7/14/50	57,000	62,286
5.50% 7/14/50	23,000	25,312
Freddie Mac S.F. 30 yr
3.00% 7/1/46	105,000	111,410
3.00% 12/1/46	27,000	28,523
3.50% 10/1/42	75,521	81,764
3.50% 7/1/47	19,285	20,416
3.50% 9/1/47	34,756	37,971
3.50% 12/1/47	66,285	69,992
3.50% 2/1/48	62,025	65,663
3.50% 3/1/48	36,829	38,974
3.50% 5/1/48	35,510	37,468
4.00% 10/1/46	17,602	19,036
4.00% 10/1/47	5,705	6,070
4.00% 2/1/48	31,784	33,764
4.00% 6/1/48	19,194	21,255
4.00% 10/1/48	73,144	77,444
4.00% 12/1/48	32,086	34,487
4.00% 3/1/49	34,257	36,303
4.50% 5/1/40	72,517	81,380
4.50% 9/1/46	214,742	234,247
5.00% 7/1/48	29,072	31,793
5.50% 3/1/34	899	1,031
5.50% 12/1/34	834	957
5.50% 4/1/38	3,346	3,841
5.50% 7/1/38	3,371	3,868
6.00% 3/1/36	2,762	3,224
6.00% 9/1/37	1,917	2,239
6.00% 1/1/38	916	1,065
6.00% 6/1/38	2,581	3,012
•Freddie Mac Stacr Remic Trust REMIC
0.88% (LIBOR01M + 0.70%) 1/25/50	37,191	37,080
0.93% (LIBOR01M + 0.75%) 2/25/50	153,589	152,629

LVIP BlackRock Advantage Allocation Fund–18

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Freddie Mac STACR Trust
1.13% (LIBOR01M + 0.95%) 11/25/48	61,119	$ 60,756
2.23% (LIBOR01M + 2.05%) 7/25/49	146,561	143,287
GNMA I S.F. 30 yr
3.50% 6/15/43	22,169	23,692
3.50% 12/15/47	48,135	53,306
GNMA II S.F. 30 yr
3.00% 5/20/45	33,800	36,054
3.00% 2/20/46	19,670	20,947
3.00% 8/20/46	77,557	82,514
3.50% 10/20/42	33,507	36,431
3.50% 4/20/45	8,494	9,093
3.50% 11/20/45	33,944	36,345
3.50% 3/20/46	75,695	81,059
3.50% 4/20/46	32,478	34,832
3.50% 6/20/46	130,965	140,135
3.50% 12/20/46	47,145	50,219
3.50% 2/20/47	22,418	23,939
3.50% 3/20/47	45,496	48,402
3.50% 4/20/48	101,848	108,841
3.50% 1/20/50	48,733	51,516
4.00% 7/20/47	82,919	89,189
4.00% 11/20/47	84,281	90,538
4.00% 3/20/48	60,735	64,954
4.00% 4/20/48	38,739	41,262
4.00% 8/20/48	69,187	73,746
4.00% 11/20/48	16,055	17,030
4.00% 2/20/50	67,516	71,642
4.50% 8/20/49	17,509	18,688
5.00% 12/20/48	20,701	22,486
5.00% 1/20/49	56,508	61,419
GNMA II S.F. 30 yr TBA
2.50% 7/14/50	125,000	131,528
3.00% 7/21/50	425,000	450,151
5.00% 7/21/50	50,000	54,309
Total Agency Mortgage-Backed Securities (Cost $12,293,019)		12,647,347
AGENCY OBLIGATION–0.05%
Federal Farm Credit Banks Funding 3.13% 2/6/30	30,000	35,617
Total Agency Obligation (Cost $29,482)		35,617
CORPORATE BONDS–22.83%
Aerospace & Defense–0.16%
Boeing
4.88% 5/1/25	20,000	21,777
5.04% 5/1/27	5,000	5,513
5.15% 5/1/30	5,000	5,578
General Dynamics 3.25% 4/1/25	25,000	27,726
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Howmet Aerospace 6.88% 5/1/25	15,000	$ 16,292
Raytheon Technologies 3.95% 8/16/25	35,000	39,962
		116,848
Agriculture–1.03%
Altria Group
4.00% 1/31/24	100,000	110,120
5.80% 2/14/39	10,000	12,468
Archer-Daniels-Midland 2.75% 3/27/25	50,000	54,243
BAT Capital
3.56% 8/15/27	90,000	97,381
4.76% 9/6/49	30,000	33,299
Philip Morris International
2.10% 5/1/30	40,000	41,205
2.38% 8/17/22	60,000	62,332
2.50% 8/22/22	40,000	41,614
4.25% 11/10/44	40,000	48,358
6.38% 5/16/38	40,000	60,263
Reynolds American
4.00% 6/12/22	150,000	158,479
5.85% 8/15/45	20,000	25,010
		744,772
Apparel–0.21%
NIKE 3.25% 3/27/40	36,000	40,559
Ralph Lauren 1.70% 6/15/22	25,000	25,436
VF 2.05% 4/23/22	85,000	87,258
		153,253
Auto Manufacturers–0.38%
General Motors Financial
2.90% 2/26/25	35,000	34,860
3.55% 7/8/22	20,000	20,506
4.15% 6/19/23	80,000	83,619
PACCAR Financial 1.90% 2/7/23	45,000	46,574
Toyota Motor Credit
2.90% 3/30/23	40,000	42,412
3.00% 4/1/25	40,000	43,508
		271,479
Banks–3.68%
Bank of America
μ1.32% 6/19/26	70,000	70,165
μ2.33% 10/1/21	70,000	70,285
μ2.50% 2/13/31	40,000	41,928
μ2.68% 6/19/41	45,000	46,210
μ2.88% 4/24/23	100,000	103,662
μ3.12% 1/20/23	55,000	56,969
3.30% 1/11/23	110,000	117,137
4.18% 11/25/27	20,000	22,813

LVIP BlackRock Advantage Allocation Fund–19

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
5.63% 7/1/20	20,000	$ 20,000
Bank of Montreal 2.05% 11/1/22	70,000	72,282
Canadian Imperial Bank of Commerce
0.95% 6/23/23	30,000	30,124
2.25% 1/28/25	40,000	41,736
μ2.61% 7/22/23	10,000	10,336
Citigroup
μ1.68% 5/15/24	10,000	10,195
μ2.57% 6/3/31	30,000	31,004
μ3.11% 4/8/26	30,000	32,165
μ3.35% 4/24/25	85,000	91,839
4.65% 7/23/48	25,000	32,860
Goldman Sachs Group
2.60% 2/7/30	40,000	41,758
3.50% 4/1/25	75,000	82,238
3.80% 3/15/30	40,000	45,629
μ4.41% 4/23/39	20,000	24,390
4.75% 10/21/45	20,000	26,220
6.75% 10/1/37	45,000	64,888
JPMorgan Chase & Co.
μ3.22% 3/1/25	100,000	107,621
3.38% 5/1/23	50,000	53,492
μ4.26% 2/22/48	35,000	44,079
KeyCorp 2.25% 4/6/27	30,000	31,375
Landesbank Baden-Wuerttemberg 7.63% 2/1/23	60,000	70,616
Morgan Stanley
μ2.19% 4/28/26	45,000	46,800
μ2.70% 1/22/31	10,000	10,621
μ3.97% 7/22/38	30,000	35,761
4.30% 1/27/45	45,000	56,611
Royal Bank of Canada
1.15% 6/10/25	170,000	170,230
1.60% 4/17/23	20,000	20,517
1.95% 1/17/23	45,000	46,406
2.25% 11/1/24	50,000	52,671
Santander Holdings USA 3.45% 6/2/25	30,000	31,269
Santander UK Group Holdings 2.88% 10/16/20	100,000	100,692
Sumitomo Mitsui Financial Group 1.47% 7/8/25	200,000	200,000
SVB Financial Group 3.13% 6/5/30	35,000	37,480
Toronto-Dominion Bank 2.65% 6/12/24	100,000	107,016
Truist Financial 1.20% 8/5/25	70,000	70,811
Wells Fargo & Co.
μ2.41% 10/30/25	110,000	114,510
3.75% 1/24/24	50,000	54,632
		2,650,043
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.59%
Coca-Cola
2.50% 6/1/40	20,000	$ 20,696
2.95% 3/25/25	30,000	33,058
Diageo Capital 1.38% 9/29/25	200,000	203,472
Keurig Dr Pepper 3.55% 5/25/21	55,000	56,529
PepsiCo
1.63% 5/1/30	50,000	50,978
4.45% 4/14/46	45,000	59,995
		424,728
Biotechnology–0.10%
Biogen 2.25% 5/1/30	75,000	75,686
		75,686
Building Materials–0.13%
Carrier Global
1.92% 2/15/23	3,000	3,061
2.24% 2/15/25	8,000	8,202
3.38% 4/5/40	30,000	29,176
Masco 3.50% 4/1/21	55,000	55,758
		96,197
Chemicals–0.55%
Air Products and Chemicals 2.80% 5/15/50	20,000	21,196
DowDuPont 3.77% 11/15/20	60,000	60,684
FMC
3.20% 10/1/26	47,000	50,736
3.45% 10/1/29	40,000	43,363
International Flavors & Fragrances 4.45% 9/26/28	50,000	56,888
Sherwin-Williams
2.95% 8/15/29	50,000	53,740
3.45% 6/1/27	100,000	111,839
		398,446
Commercial Services–0.78%
Georgetown University 2.94% 4/1/50	3,000	2,926
Global Payments 4.00% 6/1/23	50,000	54,194
IHS Markit
4.13% 8/1/23	35,000	38,258
4.25% 5/1/29	10,000	11,441
4.75% 8/1/28	25,000	29,336
Northwestern University 2.64% 12/1/50	5,000	5,260
PayPal Holdings
2.20% 9/26/22	95,000	98,330
2.85% 10/1/29	95,000	103,956
President & Fellows of Harvard College 2.52% 10/15/50	3,000	3,106

LVIP BlackRock Advantage Allocation Fund–20

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
S&P Global 4.40% 2/15/26	100,000	$ 117,685
University of Chicago 2.76% 4/1/45	3,000	3,117
Verisk Analytics 4.13% 3/15/29	75,000	87,611
Yale University 2.40% 4/15/50	5,000	5,093
		560,313
Computers–0.40%
Apple 2.65% 5/11/50	15,000	15,464
Dell International
8.10% 7/15/36	3,000	3,908
8.35% 7/15/46	57,000	74,035
Hewlett Packard Enterprise 4.45% 10/2/23	70,000	76,493
HP
2.20% 6/17/25	20,000	20,668
3.00% 6/17/27	20,000	20,963
3.40% 6/17/30	20,000	20,561
NetApp 2.38% 6/22/27	55,000	55,642
		287,734
Cosmetics & Personal Care–0.18%
Procter & Gamble 3.60% 3/25/50	20,000	24,898
Unilever Capital 2.20% 5/5/22	100,000	102,965
		127,863
Diversified Financial Services–1.41%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.50% 9/15/23	150,000	150,018
Ally Financial 3.05% 6/5/23	10,000	10,138
American Express
2.20% 10/30/20	100,000	100,459
2.50% 8/1/22	50,000	51,882
Brookfield Finance
3.90% 1/25/28	50,000	54,875
4.35% 4/15/30	50,000	56,423
4.70% 9/20/47	30,000	34,560
Intercontinental Exchange
3.00% 6/15/50	55,000	56,731
3.75% 9/21/28	30,000	35,003
4.25% 9/21/48	30,000	38,003
Mastercard
3.65% 6/1/49	70,000	84,282
3.80% 11/21/46	25,000	30,096
Nomura Holdings 2.65% 1/16/25	200,000	208,578
ORIX 2.90% 7/18/22	30,000	31,036
Visa
2.15% 9/15/22	45,000	46,766
3.65% 9/15/47	20,000	24,312
		1,013,162
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–2.21%
Ameren 3.50% 1/15/31	10,000	$ 11,178
Appalachian Power 3.70% 5/1/50	10,000	10,964
Arizona Public Service 2.60% 8/15/29	50,000	52,802
Berkshire Hathaway Energy
3.75% 11/15/23	145,000	159,348
4.25% 10/15/50	20,000	25,049
CenterPoint Energy Houston Electric 2.90% 7/1/50	10,000	10,412
Cleveland Electric Illuminating 5.50% 8/15/24	40,000	47,162
Connecticut Light and Power 4.00% 4/1/48	10,000	12,192
Consolidated Edison Co. of New York 4.13% 5/15/49	10,000	12,174
Consolidated Edison of New York 3.95% 4/1/50	10,000	11,900
Consumers Energy 2.50% 5/1/60	5,000	4,766
Dominion Energy 3.90% 10/1/25	75,000	84,954
DTE Electric 2.63% 3/1/31	10,000	10,825
DTE Energy
3.30% 6/15/22	40,000	41,704
3.70% 8/1/23	40,000	42,980
Duke Energy
2.45% 6/1/30	30,000	31,608
2.65% 9/1/26	135,000	146,364
Duke Energy Florida 1.75% 6/15/30	30,000	30,309
Duke Energy Ohio 2.13% 6/1/30	10,000	10,355
Entergy 4.00% 7/15/22	35,000	37,150
Entergy Louisiana 4.05% 9/1/23	90,000	98,431
Evergy 4.85% 6/1/21	20,000	20,550
Exelon
3.50% 6/1/22	35,000	36,536
3.95% 6/15/25	35,000	39,321
Indiana Michigan Power 4.55% 3/15/46	15,000	19,002
Interstate Power and Light 2.30% 6/1/30	20,000	20,421
ITC Holdings 3.25% 6/30/26	15,000	16,430
National Rural Utilities Cooperative Finance 1.75% 1/21/22	85,000	86,838
NextEra Energy Capital Holdings
2.25% 6/1/30	40,000	41,091
2.75% 11/1/29	30,000	32,339
Northern States Power 3.60% 9/15/47	25,000	29,258
NV Energy 6.25% 11/15/20	45,000	45,970

LVIP BlackRock Advantage Allocation Fund–21

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Oncor Electric Delivery 3.80% 6/1/49	10,000	$ 12,101
Pacific Gas and Electric
1.75% 6/16/22	10,000	10,016
2.50% 2/1/31	10,000	9,776
3.50% 8/1/50	10,000	9,654
PECO Energy 2.80% 6/15/50	30,000	30,955
PPL Electric Utilities 3.00% 10/1/49	15,000	15,889
PSEG Power 3.85% 6/1/23	100,000	107,977
Public Service Electric and Gas 2.70% 5/1/50	10,000	10,351
Southern 3.25% 7/1/26	55,000	60,950
Southern California Edison 3.65% 2/1/50	20,000	21,969
Union Electric 3.25% 10/1/49	10,000	10,881
Virginia Electric and Power 3.30% 12/1/49	10,000	11,093
		1,591,995
Electronics–0.61%
Allegion US Holding 3.20% 10/1/24	100,000	104,322
Flex 4.88% 5/12/30	20,000	22,216
Honeywell International 2.30% 8/15/24	20,000	21,312
Jabil 3.60% 1/15/30	39,000	40,831
Keysight Technologies
3.00% 10/30/29	56,000	60,573
4.60% 4/6/27	55,000	64,724
Roper Technologies
2.35% 9/15/24	25,000	26,349
2.80% 12/15/21	25,000	25,713
3.65% 9/15/23	40,000	43,485
3.80% 12/15/26	25,000	28,552
		438,077
Environmental Control–0.06%
Waste Connections 2.60% 2/1/30	40,000	42,196
		42,196
Food–0.23%
Campbell Soup
4.15% 3/15/28	5,000	5,755
4.80% 3/15/48	30,000	39,433
Conagra Brands 5.40% 11/1/48	20,000	27,605
General Mills 2.88% 4/15/30	20,000	21,744
Hershey 1.70% 6/1/30	10,000	10,271
McCormick & Co. 2.70% 8/15/22	45,000	46,889
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Mondelez International 3.63% 2/13/26	10,000	$ 11,297
		162,994
Forest Products & Paper–0.09%
Georgia-Pacific 8.00% 1/15/24	50,000	62,476
		62,476
Gas–0.15%
Southern Gas Capital 3.25% 6/15/26	100,000	106,963
		106,963
Health Care Products–0.34%
Baxter International 2.60% 8/15/26	100,000	109,805
DH Europe Finance II Sarl 3.25% 11/15/39	15,000	16,565
Thermo Fisher Scientific 3.00% 4/15/23	100,000	105,910
Zimmer Biomet Holdings 3.55% 3/20/30	15,000	16,184
		248,464
Health Care Services–0.40%
Anthem 3.35% 12/1/24	95,000	104,458
Humana 2.90% 12/15/22	55,000	57,509
Laboratory Corp of America Holdings 4.63% 11/15/20	30,000	30,079
Memorial Sloan-Kettering Cancer Center 2.96% 1/1/50	1,000	1,079
Quest Diagnostics 2.95% 6/30/30	60,000	63,851
UnitedHealth Group 4.25% 4/15/47	25,000	32,091
		289,067
Household Products Ware–0.02%
Kimberly-Clark 2.88% 2/7/50	15,000	16,282
		16,282
Insurance–0.47%
Aflac 3.25% 3/17/25	50,000	56,045
Aon 2.80% 5/15/30	15,000	16,034
Berkshire Hathaway Finance 4.25% 1/15/49	15,000	19,217
Fidelity National Financial 3.40% 6/15/30	10,000	10,408
Marsh & McLennan
4.75% 3/15/39	80,000	102,678
4.90% 3/15/49	35,000	47,562
Progressive
3.95% 3/26/50	20,000	25,145

LVIP BlackRock Advantage Allocation Fund–22

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Progressive (continued)
4.13% 4/15/47	50,000	$ 63,575
		340,664
Internet–1.04%
Alibaba Group Holding 3.40% 12/6/27	400,000	444,301
Amazon.com
2.50% 6/3/50	25,000	25,284
3.88% 8/22/37	5,000	6,189
4.25% 8/22/57	10,000	13,405
Booking Holdings 4.63% 4/13/30	6,000	7,017
eBay 2.70% 3/11/30	40,000	42,043
JD.com 3.38% 1/14/30	200,000	214,350
		752,589
Investment Company Security–0.26%
Ares Capital
3.25% 7/15/25	70,000	67,936
4.20% 6/10/24	80,000	81,914
FS KKR Capital
4.13% 2/1/25	20,000	19,316
4.63% 7/15/24	20,000	19,929
		189,095
Lodging–0.06%
Las Vegas Sands 3.50% 8/18/26	45,000	44,872
		44,872
Machinery Construction & Mining–0.09%
Caterpillar Financial Services 1.95% 11/18/22	65,000	67,252
		67,252
Machinery Diversified–0.04%
John Deere Capital 1.20% 4/6/23	30,000	30,552
		30,552
Media–0.76%
Charter Communications Operating
4.46% 7/23/22	100,000	106,618
4.91% 7/23/25	50,000	57,336
5.38% 4/1/38	25,000	30,442
5.38% 5/1/47	50,000	59,020
Comcast
3.00% 2/1/24	60,000	64,524
3.70% 4/15/24	30,000	33,292
4.60% 10/15/38	45,000	57,307
FOX 4.03% 1/25/24	35,000	38,796
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable 4.00% 9/1/21	100,000	$ 102,663
		549,998
Mining–0.04%
Newmont 2.25% 10/1/30	30,000	30,396
		30,396
Miscellaneous Manufacturing–0.09%
3M
2.25% 3/15/23	20,000	20,898
2.65% 4/15/25	40,000	43,258
		64,156
Oil & Gas–0.38%
BP Capital Markets America
3.22% 11/28/23	75,000	80,580
3.79% 2/6/24	50,000	54,730
Chevron 1.55% 5/11/25	10,000	10,272
Equinor 3.25% 11/18/49	10,000	10,623
Exxon Mobil 2.99% 3/19/25	40,000	43,514
Hess
5.60% 2/15/41	20,000	20,980
5.80% 4/1/47	20,000	21,700
Suncor Energy 3.10% 5/15/25	30,000	32,043
		274,442
Oil & Gas Services–0.00%
National Oilwell Varco 3.60% 12/1/29	2,000	1,957
		1,957
Pharmaceuticals–1.56%
AbbVie
2.60% 11/21/24	70,000	74,542
3.20% 11/21/29	60,000	66,726
4.25% 11/21/49	10,000	11,987
AmerisourceBergen
2.80% 5/15/30	35,000	36,861
3.45% 12/15/27	25,000	28,191
AstraZeneca 2.38% 11/16/20	60,000	60,454
Becton Dickinson & Co. 2.89% 6/6/22	35,000	36,218
Becton Dickinson and Co. 3.79% 5/20/50	5,000	5,565
Bristol-Myers Squibb 3.25% 8/15/22	150,000	158,423
Cigna
3.20% 9/17/20	15,000	15,084
3.75% 7/15/23	44,000	47,769
CVS Health
2.80% 7/20/20	50,000	50,045
3.00% 8/15/26	25,000	27,334
3.35% 3/9/21	40,000	40,794

LVIP BlackRock Advantage Allocation Fund–23

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
GlaxoSmithKline Capital
3.13% 5/14/21	40,000	$ 40,979
3.38% 5/15/23	40,000	43,129
4.20% 3/18/43	21,000	26,285
Merck & Co.
0.75% 2/24/26	85,000	84,929
1.45% 6/24/30	25,000	25,050
4.00% 3/7/49	20,000	25,952
Novartis Capital 2.75% 8/14/50	50,000	52,800
Upjohn 3.85% 6/22/40	10,000	10,725
Zoetis
3.00% 9/12/27	100,000	110,321
3.90% 8/20/28	35,000	41,213
		1,121,376
Pipelines–0.47%
ONEOK
2.75% 9/1/24	45,000	45,298
5.20% 7/15/48	35,000	34,857
Phillips 66 Partners 3.15% 12/15/29	50,000	51,179
Sabine Pass Liquefaction
4.20% 3/15/28	50,000	53,624
4.50% 5/15/30	105,000	115,939
Tennessee Gas Pipeline 2.90% 3/1/30	15,000	15,369
Williams 3.50% 11/15/30	20,000	21,038
		337,304
Real Estate Investment Trusts–1.33%
American Tower
1.30% 9/15/25	25,000	25,079
4.00% 6/1/25	45,000	50,660
4.40% 2/15/26	25,000	28,871
Camden Property Trust 2.80% 5/15/30	20,000	21,606
CC Holdings GS V 3.85% 4/15/23	50,000	54,001
Crown Castle International
3.10% 11/15/29	20,000	21,435
3.20% 9/1/24	35,000	37,980
3.40% 2/15/21	100,000	101,567
4.15% 7/1/50	20,000	22,988
5.25% 1/15/23	55,000	61,202
EPR Properties 3.75% 8/15/29	40,000	34,882
Equinix 3.20% 11/18/29	145,000	157,395
GLP Capital
4.00% 1/15/30	30,000	29,831
5.38% 4/15/26	40,000	43,715
Host Hotels & Resorts 3.75% 10/15/23	30,000	30,619
Omega Healthcare Investors 4.50% 4/1/27	50,000	52,375
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Public Storage 3.39% 5/1/29	60,000	$ 69,289
Realtyome
3.25% 1/15/31	35,000	37,857
4.65% 3/15/47	30,000	37,562
Spirit Realty 3.40% 1/15/30	40,000	37,842
		956,756
Retail–0.68%
Costco Wholesale 1.75% 4/20/32	56,000	56,850
Dollar General
3.50% 4/3/30	140,000	156,820
4.13% 4/3/50	20,000	23,866
Home Depot
3.35% 9/15/25	30,000	33,778
4.25% 4/1/46	20,000	25,369
McDonald's 2.75% 12/9/20	40,000	40,350
Ross Stores 4.60% 4/15/25	40,000	45,941
Starbucks 3.55% 8/15/29	20,000	22,802
Walgreens Boots Alliance 3.80% 11/18/24	10,000	11,009
Walmart
2.95% 9/24/49	20,000	22,597
3.25% 10/25/20	50,000	50,386
		489,768
Semiconductors–0.55%
Broadcom
4.11% 9/15/28	73,000	79,844
4.15% 11/15/30	35,000	38,082
4.30% 11/15/32	50,000	55,196
Intel 2.88% 5/11/24	40,000	43,332
Maxim Integrated Products 3.45% 6/15/27	90,000	98,261
Micron Technology 2.50% 4/24/23	20,000	20,769
NVIDIA 3.50% 4/1/50	50,000	57,944
		393,428
Software–0.52%
Adobe 2.15% 2/1/27	40,000	42,933
Citrix Systems 3.30% 3/1/30	50,000	53,437
Intuit 1.35% 7/15/27	25,000	25,110
Microsoft
2.53% 6/1/50	9,000	9,312
4.10% 2/6/37	16,000	20,638
Oracle
1.90% 9/15/21	20,000	20,337
2.50% 4/1/25	95,000	102,177
3.88% 7/15/20	10,000	10,013
VMware 2.95% 8/21/22	85,000	87,928
		371,885

LVIP BlackRock Advantage Allocation Fund–24

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications–0.67%
AT&T
4.45% 4/1/24	40,000	$ 44,813
4.80% 6/15/44	10,000	11,838
5.25% 3/1/37	60,000	74,167
Motorola Solutions 4.60% 2/23/28	20,000	22,742
T-Mobile USA
3.88% 4/15/30	65,000	72,447
4.38% 4/15/40	40,000	46,269
4.50% 4/15/50	40,000	47,118
Verizon Communications
3.38% 2/15/25	65,000	72,135
4.50% 8/10/33	75,000	93,396
		484,925
Toys Games Hobby–0.01%
Hasbro 3.90% 11/19/29	4,000	4,164
		4,164
Transportation–0.05%
Burlington Northern Santa Fe 4.70% 9/1/45	25,000	33,332
		33,332
Water–0.05%
Essential Utilities 3.57% 5/1/29	35,000	38,850
		38,850
Total Corporate Bonds (Cost $15,506,464)		16,456,799
MUNICIPAL BONDS–0.30%
Bay Area Toll Authority (Build America Bonds) Series S3 6.91% 10/1/50	15,000	26,924
California State University (TXBL-REF-SER B) Series B 2.98% 11/1/51	15,000	16,067
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	35,000	62,324
New Jersey State Turnpike Authority Revenue (Build America Bonds) Series A 7.10% 1/1/41	25,000	41,305
New York State Dormitory Authority (TXBL-REF-SER B) Series B 3.14% 7/1/43	5,000	5,153
Oregon State Taxable Pension 5.89% 6/1/27	35,000	43,754
Texas Transportation Commission State Highway Fund (TXBL-REF) 4.00% 10/1/33	10,000	12,406
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
University of California 3.71% 5/15/20	5,000	$ 5,182
University of Texas System (TXBL-REF-SER B) Series B 2.44% 8/15/49	5,000	4,923
Total Municipal Bonds (Cost $189,030)		218,038
NON-AGENCY ASSET-BACKED SECURITIES–8.27%
AmeriCredit Automobile Receivables Trust Series 2017-3 C 2.69% 6/19/23	220,000	224,563
Avant Loans Funding Trust
Series 2018-A B 3.95% 12/15/22	1,664	1,663
Series 2019-B A 2.72% 10/15/26	85,100	85,253
Series 2020-REV1 A 2.17% 5/15/29	150,000	149,482
Conn's Receivables Funding Series 2018-A A 3.25% 1/15/23	9,911	9,856
Consumer Loan Underlying Bond CLUB Credit Trust
Series 2019-P2 A 2.47% 10/15/26	97,938	98,127
Series 2020-P1 A 2.26% 3/15/28	160,406	160,529
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1 A 3.39% 7/15/25	9,200	9,201
Series 2019-P1 A 2.94% 7/15/26	67,098	67,503
Drive Auto Receivables Trust
Series 2017-3 D 3.53% 12/15/23	139,486	141,457
Series 2017-BA D 3.72% 10/17/22	51,455	51,823
Series 2018-1 D 3.81% 5/15/24	150,000	151,797
Series 2018-2 C 3.63% 8/15/24	80,547	80,987
Series 2018-2 D 4.14% 8/15/24	80,000	82,071
Series 2018-3 C 3.72% 9/16/24	73,588	74,181
Series 2018-3 D 4.30% 9/16/24	60,000	61,751
Series 2018-4 C 3.66% 11/15/24	148,333	149,688
Series 2018-4 D 4.09% 1/15/26	30,000	30,722
Series 2019-1 B 3.41% 6/15/23	200,000	201,036
Series 2019-1 C 3.78% 4/15/25	90,000	91,103

LVIP BlackRock Advantage Allocation Fund–25

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust (continued)
Series 2019-2 C 3.42% 6/16/25	180,000	$ 183,080
Series 2020-1 C 2.36% 3/16/26	140,000	141,026
Series 2020-2 A2A 0.85% 7/17/23	170,000	170,184
Series 2020-2 A3 0.83% 5/15/24	100,000	100,281
Series 2020-2 B 1.42% 3/17/25	60,000	60,179
Series 2020-2 C 2.28% 8/17/26	30,000	30,301
DT Auto Owner Trust Series 2019-3A C 2.74% 4/15/25	70,000	70,807
Exeter Automobile Receivables Trust
3.45% 2/15/23	177,527	178,629
Series 2020-1A B 2.26% 4/15/24	200,000	202,029
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	100,000	107,082
Marlette Funding Trust
A 2.69% 9/17/29	64,316	64,655
Series 2018-3A A 3.20% 9/15/28	2,357	2,355
Series 2018-3A B 3.86% 9/15/28	200,000	198,936
Series 2018-4A A 3.71% 12/15/28	25,168	25,419
Series 2019-1A A 3.44% 4/16/29	55,892	56,413
Series 2019-2A A 3.13% 7/16/29	91,566	92,362
Series 2020-1A A 2.24% 3/15/30	74,216	74,437
OneMain Financial Issuance Trust Series 2019-2A A 3.14% 10/14/36	140,000	142,660
Prosper Marketplace Issuance Trust
2.48% 2/17/26	16,582	16,622
Series 2019-1A A 3.54% 4/15/25	12,008	12,015
Santander Drive Auto Receivables Trust
Series 2016-3 D 2.80% 8/15/22	150,000	151,152
Series 2017-2 D 3.49% 7/17/23	100,000	101,709
Series 2018-2 D 3.88% 2/15/24	200,000	204,002
Series 2018-5 D 4.19% 12/16/24	130,000	133,850
Series 2019-3 B 2.28% 9/15/23	130,000	131,639
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Santander Revolving Auto Loan Trust Series 2019-A A 2.51% 1/26/32	100,000	$ 104,579
SoFi Consumer Loan Program
Series 2016-2A A 3.09% 10/27/25	3,519	3,525
Series 2017-1 A 3.28% 1/26/26	14,401	14,452
Series 2017-4 A 2.50% 5/26/26	28,180	28,450
Series 2017-6 A2 2.82% 11/25/26	40,554	40,835
Series 2018-1 A2 3.14% 2/25/27	79,115	79,723
Toyota Auto Loan Extended Note Trust Series 2020-1A A 1.35% 5/25/33	100,000	101,495
Upgrade Receivables Trust Series 2019-2A A 2.77% 10/15/25	25,317	25,324
Upstart Securitization Trust Series 2020-1 A 2.32% 4/22/30	174,788	174,919
Westlake Automobile Receivables Trust
Series 2017-1A D 3.46% 10/17/22	63,148	63,331
Series 2018-2A B 3.20% 1/16/24	8,063	8,070
Series 2018-3A B 3.32% 10/16/23	150,000	150,960
Series 2018-3A C 3.61% 10/16/23	165,000	168,109
Series 2018-3A D 4.00% 10/16/23	40,000	40,809
Series 2019-2A B 2.62% 7/15/24	200,000	202,662
Series 2020-2A B 1.32% 7/15/25	110,000	110,253
Series 2020-2A C 2.01% 7/15/25	70,000	70,124
Total Non-Agency Asset-Backed Securities (Cost $5,899,530)		5,962,237
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.63%
•Connecticut Avenue Securities Trust
Series 2020-R01 1M1 0.98% (LIBOR01M + 0.80%) 1/25/40	175,367	174,272
Series 2020-R02 2M1 0.93% (LIBOR01M + 0.75%) 1/25/40	77,502	78,101

LVIP BlackRock Advantage Allocation Fund–26

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac STACR Trust 1.67% 6/25/50	200,000	$ 200,000
Total Non-Agency Collateralized Mortgage Obligations (Cost $452,870)		452,373
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.87%
CFCRE Commercial Mortgage Trust Series 2016-C4 AM 3.69% 5/10/58	50,000	51,758
Citigroup Commercial Mortgage Trust
Series 2015-GC29 A2 2.67% 4/10/48	4,958	4,958
•Series 2017-P8 AS 3.79% 9/15/50	40,000	44,272
JPM-BB Commercial Mortgage Securities Trust
Series 2013-C17 A3 3.93% 1/15/47	29,416	31,661
Series 2015-C33 A4 3.77% 12/15/48	50,000	55,281
Series 2016-C1 A5 3.58% 3/15/49	30,000	33,143
Morgan Stanley Capital I Trust
Series 2015-UBS8 A3 3.54% 12/15/48	70,000	76,372
Series 2019-L3 AS 3.49% 11/15/52	20,000	21,392
Mortgage Trust Series 2012-CR3 AM 3.42% 10/15/45	50,000	50,926
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 AS 3.58% 2/15/48	30,000	31,250
Series 2018-C46 AS 4.38% 8/15/51	50,000	55,599
WFRBS Commercial Mortgage Trust
Series 2013-C12 A4 3.20% 3/15/48	10,000	10,348
Series 2013-C14 A5 3.34% 6/15/46	20,000	21,153
•Series 2013-C18 A5 4.16% 12/15/46	50,000	53,529
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust (continued)
•Series 2013-UBS1 A4 4.08% 3/15/46	50,000	$ 54,088
•Series 2014-C23 AS 4.21% 10/15/57	30,000	31,198
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $610,528)		626,928
ΔSOVEREIGN BONDS–0.17%
MEXICO–0.03%
Mexico Government International Bond 6.05% 1/11/40	20,000	24,350
		24,350
PERU–0.03%
Peruvian Government International Bond 5.63% 11/18/50	15,000	23,662
		23,662
URUGUAY–0.11%
Uruguay Government International Bond
4.38% 10/27/27	50,000	57,126
5.10% 6/18/50	15,000	19,350
		76,476
Total Sovereign Bonds (Cost $112,859)		124,488

	Number of Shares
MONEY MARKET FUND–5.51%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	3,971,849	3,971,849
Total Money Market Fund (Cost $3,971,849)		3,971,849

TOTAL INVESTMENTS–107.91% (Cost $72,576,461)	77,794,040
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(7.91%)	(5,700,349)
NET ASSETS APPLICABLE TO 5,676,598 SHARES OUTSTANDING–100.00%	$72,093,691
NET ASSET VALUE PER SHARE–LVIP BLACKROCK ADVANTAGE ALLOCATION FUND STANDARD CLASS ($47,547,618 / 3,784,557 Shares)	$12.564
NET ASSET VALUE PER SHARE–LVIP BLACKROCK ADVANTAGE ALLOCATION FUND SERVICE CLASS ($24,546,073 / 1,892,041 Shares)	$12.973
LVIP BlackRock Advantage Allocation Fund–27

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$64,670,674
Distributable earnings/(accumulated loss)	7,423,017
TOTAL NET ASSETS	$72,093,691

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
Δ Securities have been classified by country of origin.
★ Includes $239,539 cash collateral held at broker for futures contracts, $17,000 cash collateral held at brokers for centrally cleared swap contracts, $26,144 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $7,633,717 payable for securities purchased, $6,464 payable for fund shares redeemed, $1,107 variation margin due to brokers on centrally cleared swap contracts, $36,648 other accrued expenses payable, $48,101 due to manager and affiliates, $7,348 due to custodian and $3,178 variation margin due to broker on futures contracts as of June 30, 2020.
LVIP BlackRock Advantage Allocation Fund–28

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
The following futures contracts and swap contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(5)	U.S. Treasury 10 yr Notes	$ (695,859)	$ (689,399)	9/21/20	$ —	$ (6,460)
(6)	U.S. Treasury 10 yr Ultra Notes	(944,906)	(934,397)	9/21/20	—	(10,509)
3	U.S. Treasury 2 yr Notes	662,484	662,535	9/30/20	—	(51)
(15)	U.S. Treasury 5 yr Notes	(1,886,133)	(1,882,246)	9/30/20	—	(3,887)
7	U.S. Treasury Long Bonds	1,249,937	1,243,073	9/21/20	6,864	—
16	U.S. Treasury Ultra Bonds	3,490,500	3,450,121	9/21/20	40,379	—
					47,243	(20,907)
Equity Contracts:
2	E-mini MSCI EAFE Index	177,840	177,880	9/18/20	—	(40)
1	E-mini MSCI Emerging Markets Index	49,285	49,257	9/18/20	28	—
3	E-mini S&P 500 Index	463,530	458,153	9/18/20	5,377	—
					5,405	(40)
Total Futures Contracts					$52,648	$(20,947)

[1]	See Note 5 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2020.
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]
Centrally Cleared:
Protection Purchased
CDX.NA.IG.34- Quarterly[4]	800,000	1.00%	6/20/25	$(9,350)	$(7,265)	$—	$(2,085)

1 See Note 5 in Notes to Financial Statements.
2 Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
3 Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2020.
4 Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
BB–Barclays Bank
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
GDR–Global Depository Receipt
GNMA–Government National Mortgage Association
IT–Information Technology
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
MSCI–Morgan Stanley Capital International
LVIP BlackRock Advantage Allocation Fund–29

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
USD–United States Dollar
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Advantage Allocation Fund–30

LVIP BlackRock Advantage Allocation Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Interest	$ 485,441
Dividends	437,995
Foreign taxes withheld	(28,308)
895,128
EXPENSES:
Management fees	225,384
Custodian fees	47,105
Accounting and administration expenses	45,008
Professional fees	35,427
Pricing fees	32,922
Distribution fees-Service Class	28,438
Shareholder servicing fees	10,056
Reports and statements to shareholders	3,937
Trustees’ fees and expenses	951
Consulting fees	897
Other	2,230
432,355
Less:
Expenses reimbursed	(150,793)
Total operating expenses	281,562
NET INVESTMENT INCOME	613,566
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(800,981)
Foreign currencies	(23,042)
Foreign currency exchange contracts	47
Futures contracts	724,831
Swap contracts	49,665
Net realized loss	(49,480)
Net change in unrealized appreciation (depreciation) of:
Investments	(210,082)
Foreign currencies	(4,581)
Futures contracts	106,896
Securities sold short	1,353
Swap contracts	(1,885)
Net change in unrealized appreciation (depreciation)	(108,299)
NET REALIZED AND UNREALIZED LOSS	(157,779)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 455,787
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Advantage Allocation Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 613,566	$ 1,472,196
Net realized gain (loss)	(49,480)	3,243,551
Net change in unrealized appreciation (depreciation)	(108,299)	5,980,568
Net increase in net assets resulting from operations	455,787	10,696,315
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,674,817)
Service Class	—	(1,547,728)
	—	(5,222,545)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,077,107	3,078,023
Service Class	3,515,818	5,870,802
Reinvestment of dividends and distributions:
Standard Class	—	3,674,817
Service Class	—	1,547,728
	5,592,925	14,171,370
Cost of shares redeemed:
Standard Class	(3,783,833)	(11,710,933)
Service Class	(2,414,385)	(2,794,491)
	(6,198,218)	(14,505,424)
Decrease in net assets derived from capital share transactions	(605,293)	(334,054)
NET INCREASE (DECREASE) IN NET ASSETS	(149,506)	5,139,716
NET ASSETS:
Beginning of period	72,243,197	67,103,481
End of period	$72,093,691	$ 72,243,197
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Advantage Allocation Fund–31

LVIP BlackRock Advantage Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Advantage Allocation Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17 [2]	12/31/16	12/31/15
Net asset value, beginning of period	$ 12.471	$ 11.521	$ 15.182	$ 14.235	$ 14.606	$ 15.631
Income (loss) from investment operations:
Net investment income[3]	0.112	0.271	0.271	0.254	0.223	0.281
Net realized and unrealized gain (loss)	(0.019)	1.634	(0.928)	1.771	0.456	(0.468)
Total from investment operations	0.093	1.905	(0.657)	2.025	0.679	(0.187)
Less dividends and distributions from:
Net investment income	—	(0.323)	(0.290)	(0.327)	(0.275)	(0.336)
Net realized gain	—	(0.632)	(2.714)	(0.751)	(0.775)	(0.502)
Total dividends and distributions	—	(0.955)	(3.004)	(1.078)	(1.050)	(0.838)
Net asset value, end of period	$ 12.564	$ 12.471	$ 11.521	$ 15.182	$ 14.235	$ 14.606
Total return[4]	0.75%	16.66%	(5.37%)	14.33%	4.65%	(1.15%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,548	$ 48,950	$ 49,857	$ 70,230	$82,784	$ 91,928
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.16%	1.15%	1.11%	1.05%	0.98%	1.00%
Ratio of net investment income to average net assets	1.85%	2.17%	1.90%	1.68%	1.52%	1.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.42%	1.75%	1.52%	1.36%	1.27%	1.52%
Portfolio turnover	142%	145%	255%	566%	148%	124%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, BlackRock Investment Management LLC replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Advantage Allocation Fund–32

LVIP BlackRock Advantage Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Advantage Allocation Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17 [2]	12/31/16	12/31/15
Net asset value, beginning of period	$ 12.894	$ 11.888	$ 15.575	$ 14.580	$ 14.938	$ 15.966
Income (loss) from investment operations:
Net investment income[3]	0.100	0.247	0.238	0.222	0.190	0.246
Net realized and unrealized gain (loss)	(0.021)	1.685	(0.951)	1.812	0.464	(0.476)
Total from investment operations	0.079	1.932	(0.713)	2.034	0.654	(0.230)
Less dividends and distributions from:
Net investment income	—	(0.294)	(0.260)	(0.288)	(0.237)	(0.296)
Net realized gain	—	(0.632)	(2.714)	(0.751)	(0.775)	(0.502)
Total dividends and distributions	—	(0.926)	(2.974)	(1.039)	(1.012)	(0.798)
Net asset value, end of period	$ 12.973	$ 12.894	$ 11.888	$ 15.575	$ 14.580	$ 14.938
Total return[4]	0.61%	16.38%	(5.60%)	14.04%	4.38%	(1.39%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,546	$ 23,293	$ 17,247	$ 15,298	$11,863	$ 9,197
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.41%	1.40%	1.36%	1.30%	1.23%	1.25%
Ratio of net investment income to average net assets	1.60%	1.92%	1.65%	1.43%	1.27%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.17%	1.50%	1.27%	1.11%	1.02%	1.27%
Portfolio turnover	142%	145%	255%	566%	148%	124%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, BlackRock Investment Management LLC replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Advantage Allocation Fund–33

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Advantage Allocation Fund (formerly, LVIP BlackRock Scientific Allocation Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide total return.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Other debt securities and credit default swap (“CDS”) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management.To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
LVIP BlackRock Advantage Allocation Fund–34

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.73% of the average daily net assets for the Standard Class and 0.98% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
LVIP BlackRock Advantage Allocation Fund–35

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Expiration Date
	2022	Total
LIAC	$ 200,061	$ 200,061
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$2,176
Legal	388
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,984 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$26,144
Management fees payable to LIAC	38,293
Distribution fees payable to LFD	4,958
Printing and mailing fees payable to Lincoln Life	3,142
Shareholder servicing fees payable to Lincoln Life	1,708
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$43,216,137
Purchases of U.S. government securities	60,329,934
Sales other than U.S. government securities	39,932,533
Sales of U.S. government securities	59,586,675
LVIP BlackRock Advantage Allocation Fund–36

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$72,576,461
Aggregate unrealized appreciation of investments and derivatives	$ 7,685,411
Aggregate unrealized depreciation of investments and derivatives	(2,452,540)
Net unrealized appreciation of investments and derivatives	$ 5,232,871
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$ 618,881	$ —	$ —	$ 618,881
Air Freight & Logistics	135,240	—	—	135,240
Auto Components	23,476	—	—	23,476
Automobiles	104,742	—	—	104,742
Banks	1,138,528	—	—	1,138,528
Beverages	428,202	—	—	428,202
Biotechnology	850,427	—	—	850,427
LVIP BlackRock Advantage Allocation Fund–37

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Building Products	$ 155,369	$ —	$ —	$ 155,369
Capital Markets	567,595	—	—	567,595
Chemicals	231,068	—	—	231,068
Commercial Services & Supplies	14,155	—	—	14,155
Communications Equipment	337,110	—	—	337,110
Construction & Engineering	9,061	—	—	9,061
Consumer Finance	195,479	—	—	195,479
Containers & Packaging	14,333	4,873	—	19,206
Distributors	166,928	—	—	166,928
Diversified Consumer Services	6,912	—	—	6,912
Diversified Telecommunication Services	212,927	—	—	212,927
Electric Utilities	129,510	—	—	129,510
Electrical Equipment	13,915	—	—	13,915
Electronic Equipment, Instruments & Components	65,815	—	—	65,815
Energy Equipment & Services	47,042	—	—	47,042
Entertainment	149,253	—	—	149,253
Equity Real Estate Investment Trusts	314,952	—	—	314,952
Food & Staples Retailing	363,473	—	—	363,473
Food Products	89,785	—	—	89,785
Gas Utilities	25,777	—	—	25,777
Health Care Equipment & Supplies	1,193,520	—	—	1,193,520
Health Care Providers & Services	231,796	—	—	231,796
Health Care Technology	90,686	—	—	90,686
Hotels, Restaurants & Leisure	697,511	—	—	697,511
Household Products	246,792	—	—	246,792
Industrial Conglomerates	573,895	—	—	573,895
Insurance	581,320	—	—	581,320
Interactive Media & Services	1,492,719	—	—	1,492,719
Internet & Direct Marketing Retail	1,148,321	—	—	1,148,321
IT Services	955,435	—	—	955,435
Life Sciences Tools & Services	383,253	—	—	383,253
Machinery	288,506	—	—	288,506
Media	290,573	—	—	290,573
Metals & Mining	22,074	—	—	22,074
Multiline Retail	67,440	—	—	67,440
Multi-Utilities	135,744	—	—	135,744
Oil, Gas & Consumable Fuels	28,942	—	—	28,942
Pharmaceuticals	424,162	—	—	424,162
Professional Services	116,605	—	—	116,605
Real Estate Management & Development	11,533	—	—	11,533
Road & Rail	214,735	—	—	214,735
Semiconductors & Semiconductor Equipment	619,904	—	—	619,904
Software	2,884,765	—	—	2,884,765
Specialty Retail	666,541	—	—	666,541
Technology Hardware, Storage & Peripherals	1,351,820	—	—	1,351,820
Textiles, Apparel & Luxury Goods	407,371	—	—	407,371
Thrifts & Mortgage Finance	34,529	—	—	34,529
Tobacco	31,107	—	—	31,107
Trading Companies & Distributors	8,092	—	—	8,092
Wireless Telecommunication Services	6,461	—	—	6,461
Developed Markets
Aerospace & Defense	—	22,356	—	22,356
Auto Components	—	62,912	—	62,912
Automobiles	—	86,675	—	86,675
Banks	484,355	159,305	—	643,660
Beverages	94,353	377,272	—	471,625
Biotechnology	—	172,215	—	172,215
LVIP BlackRock Advantage Allocation Fund–38

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Building Products	$ —	$ 129,275	$ —	$ 129,275
Capital Markets	1,545	322,269	—	323,814
Chemicals	—	725,212	—	725,212
Commercial Services & Supplies	2,565	76,685	—	79,250
Communications Equipment	—	14,210	—	14,210
Construction & Engineering	—	88,493	—	88,493
Consumer Finance	—	64,196	—	64,196
Distributors	—	6,162	—	6,162
Diversified Consumer Services	—	10,675	—	10,675
Diversified Financial Services	10,029	122,488	—	132,517
Diversified Telecommunication Services	—	391,097	—	391,097
Electric Utilities	35,774	40,406	—	76,180
Electrical Equipment	—	19,133	—	19,133
Electronic Equipment, Instruments & Components	—	213,264	—	213,264
Energy Equipment & Services	43,441	12,397	—	55,838
Entertainment	—	89,414	—	89,414
Equity Real Estate Investment Trusts	10,590	260,088	—	270,678
Food & Staples Retailing	—	48,077	—	48,077
Food Products	—	757,646	—	757,646
Gas Utilities	—	56,625	—	56,625
Health Care Equipment & Supplies	20,337	77,246	—	97,583
Health Care Providers & Services	—	21,615	—	21,615
Hotels, Restaurants & Leisure	—	178,936	—	178,936
Household Durables	—	99,785	—	99,785
Household Products	—	40,735	—	40,735
Insurance	38,774	186,872	—	225,646
Interactive Media & Services	—	22,232	—	22,232
Internet & Direct Marketing Retail	61,843	28,030	—	89,873
IT Services	112,772	35,248	—	148,020
Life Sciences Tools & Services	—	35,326	—	35,326
Machinery	—	65,516	—	65,516
Media	—	89,852	—	89,852
Metals & Mining	66,554	312,789	—	379,343
Multi-Utilities	—	169,694	—	169,694
Oil, Gas & Consumable Fuels	—	408,186	—	408,186
Paper & Forest Products	—	54,280	—	54,280
Personal Products	—	709,846	—	709,846
Pharmaceuticals	—	1,154,161	—	1,154,161
Professional Services	55,377	279,150	—	334,527
Real Estate Management & Development	—	113,986	—	113,986
Road & Rail	10,330	129,551	—	139,881
Semiconductors & Semiconductor Equipment	—	250,449	—	250,449
Software	—	148,420	—	148,420
Specialty Retail	—	63,236	—	63,236
Technology Hardware, Storage & Peripherals	—	141,644	—	141,644
Textiles, Apparel & Luxury Goods	—	218,619	—	218,619
Tobacco	119,281	61,989	—	181,270
Trading Companies & Distributors	—	26,835	—	26,835
Wireless Telecommunication Services	—	188,874	—	188,874
Emerging Markets
Air Freight & Logistics	—	203	—	203
Airlines	—	4,321	—	4,321
Auto Components	—	2,864	—	2,864
Automobiles	—	16,764	—	16,764
Banks	4,057	170,748	—	174,805
Beverages	—	2,278	—	2,278
Biotechnology	—	70,383	—	70,383
LVIP BlackRock Advantage Allocation Fund–39

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Emerging Markets (continued)
Capital Markets	$ 12,351	$ 20,277	$ —	$ 32,628
Chemicals	—	5,615	—	5,615
Construction & Engineering	—	95,140	—	95,140
Construction Materials	4,728	64,492	—	69,220
Consumer Finance	—	3,028	—	3,028
Diversified Consumer Services	70,194	—	—	70,194
Diversified Financial Services	—	28,970	—	28,970
Diversified Telecommunication Services	—	117,579	—	117,579
Electric Utilities	—	62,370	—	62,370
Electrical Equipment	—	2,926	—	2,926
Electronic Equipment, Instruments & Components	—	52,403	—	52,403
Energy Equipment & Services	—	10,203	—	10,203
Entertainment	15,458	—	—	15,458
Food & Staples Retailing	13,085	25,774	—	38,859
Food Products	4,715	94,642	—	99,357
Health Care Equipment & Supplies	—	6,038	—	6,038
Health Care Providers & Services	14,654	—	—	14,654
Household Durables	—	5,194	—	5,194
Household Products	—	30,662	—	30,662
Independent Power and Renewable Electricity Producers	22,090	25,702	—	47,792
Industrial Conglomerates	—	24,121	—	24,121
Insurance	1,226	58,326	—	59,552
Interactive Media & Services	1,704	420,895	—	422,599
Internet & Direct Marketing Retail	582,411	32,162	—	614,573
IT Services	—	71,250	—	71,250
Leisure Products	—	36,858	—	36,858
Life Sciences Tools & Services	—	18,356	—	18,356
Machinery	—	53,840	—	53,840
Marine	—	52,691	—	52,691
Media	1,467	8,419	—	9,886
Metals & Mining	—	118,548	—	118,548
Multiline Retail	845	—	—	845
Oil, Gas & Consumable Fuels	37,069	370,170	—	407,239
Paper & Forest Products	—	1,434	—	1,434
Pharmaceuticals	—	109,024	—	109,024
Real Estate Management & Development	3,473	265,665	8,797	277,935
Semiconductors & Semiconductor Equipment	—	381,286	—	381,286
Specialty Retail	—	8,389	—	8,389
Technology Hardware, Storage & Peripherals	—	187,843	—	187,843
Textiles, Apparel & Luxury Goods	—	36,196	—	36,196
Thrifts & Mortgage Finance	—	74,383	—	74,383
Transportation Infrastructure	1,394	18,025	—	19,419
Water Utilities	—	10,349	—	10,349
Wireless Telecommunication Services	25,833	94,968	—	120,801
Preferred Stocks	156,220	9,748	—	165,968
Rights	4,025	—	—	4,025
Agency Collateralized Mortgage Obligations	—	211,912	—	211,912
Agency Commercial Mortgage-Backed Securities	—	288,585	—	288,585
Agency Mortgage-Backed Securities	—	12,647,347	—	12,647,347
Agency Obligation	—	35,617	—	35,617
Corporate Bonds	—	16,456,799	—	16,456,799
Municipal Bonds	—	218,038	—	218,038
Non-Agency Asset-Backed Securities	—	5,962,237	—	5,962,237
Non-Agency Collateralized Mortgage Obligations	—	452,373	—	452,373
Non-Agency Commercial Mortgage-Backed Securities	—	626,928	—	626,928
LVIP BlackRock Advantage Allocation Fund–40

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Sovereign Bonds	$ —	$ 124,488	$ —	$ 124,488
Money Market Fund	3,971,849	—	—	3,971,849
Total Investments	$27,732,875	$50,052,368	$8,797	$77,794,040
Derivatives:

Assets:
Futures Contracts	$ 52,648	$ —	$—	$ 52,648
Liabilities:
Futures Contracts	$(20,947)	$ —	$—	$(20,947)
Swap Contract	$ —	$(2,085)	$—	$ (2,085)
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	173,736	245,418
Service Class	279,384	453,258
Shares reinvested:
Standard Class	—	294,160
Service Class	—	119,976
	453,120	1,112,812
Shares redeemed:
Standard Class	(314,330)	(941,833)
Service Class	(193,887)	(217,442)
	(508,217)	(1,159,275)
Net decrease	(55,097)	(46,463)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
LVIP BlackRock Advantage Allocation Fund–41

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
During the six months ended June 30, 2020, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to facilitate or expedite the settlement of portfolio transactions.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts as a cash management tool.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2020, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2020, the Fund used CDS contracts to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP BlackRock Advantage Allocation Fund–42

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$ 5,405	Liabilities net of receivables and other assets	$ (40)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	47,243	Liabilities net of receivables and other assets	(20,907)
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(2,085)
Total		$52,648		$(23,032)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 47	$ —
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	72,371	(408)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	652,460	107,304
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	49,665	(1,885)
Total		$774,543	$105,011
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$6,386,458	$1,634,846
CDS contracts (average notional value)*	709,132	—

*Long represents buying protection and short represents selling protection.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP BlackRock Advantage Allocation Fund–43

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
At June 30, 2020, the Fund had no assets and liabilities subject to offsetting provisions.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP BlackRock Advantage Allocation Fund–44

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Advantage Allocation Fund–45

LVIP BlackRock Advantage Allocation Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Advantage Allocation Fund–46

LVIP BlackRock Dividend Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP BlackRock Dividend Value Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Dividend Value Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$843.30	0.66%	$3.02
Service Class Shares	1,000.00	842.20	0.91%	4.17
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.60	0.66%	$3.32
Service Class Shares	1,000.00	1,020.30	0.91%	4.57

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	86.77%
Aerospace & Defense	1.53%
Air Freight & Logistics	0.31%
Automobiles	0.92%
Banks	10.15%
Beverages	1.16%
Capital Markets	4.20%
Chemicals	1.65%
Communications Equipment	1.22%
Construction Materials	0.15%
Consumer Finance	0.45%
Containers & Packaging	0.88%
Distributors	0.24%
Diversified Consumer Services	0.07%
Diversified Financial Services	1.48%
Diversified Telecommunication Services	3.73%
Electric Utilities	5.03%
Electrical Equipment	0.41%
Energy Equipment & Services	0.05%
Food Products	0.98%
Gas Utilities	0.09%
Health Care Equipment & Supplies	3.66%
Health Care Providers & Services	4.37%
Hotels, Restaurants & Leisure	0.16%
Household Durables	1.46%
Household Products	0.20%
Industrial Conglomerates	1.81%
Insurance	6.25%
IT Services	2.94%
Machinery	0.21%
Media	2.77%
Multiline Retail	0.59%
Multi-Utilities	3.12%
Oil, Gas & Consumable Fuels	7.66%
Personal Products	1.56%
Pharmaceuticals	5.14%
Road & Rail	0.55%
Semiconductors & Semiconductor Equipment	1.22%
Software	1.54%
Specialty Retail	1.68%
Technology Hardware, Storage & Peripherals	1.71%
Textiles, Apparel & Luxury Goods	0.09%
Thrifts & Mortgage Finance	0.13%
Tobacco	2.44%
Trading Companies & Distributors	0.81%
Preferred Stock	0.89%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	9.84%
Total Investments	97.50%
Receivables and Other Assets Net of Liabilities	2.50%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Verizon Communications	3.06%
Bank of America	2.33%
Citigroup	2.24%
Altria Group	1.88%
Wells Fargo & Co.	1.79%
Sanofi	1.75%
FirstEnergy	1.57%
Medtronic	1.56%
Cognizant Technology Solutions Class A	1.53%
Anthem	1.51%
Total	19.22%

IT–Information Technology

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–86.77%
Aerospace & Defense–1.53%
BAE Systems	3,614,039	$ 21,610,004
Lockheed Martin	6,208	2,265,423
		23,875,427
Air Freight & Logistics–0.31%
FedEx	34,965	4,902,792
		4,902,792
Automobiles–0.92%
†General Motors	568,644	14,386,693
		14,386,693
Banks–10.15%
Bank of America	1,534,326	36,440,242
Bank of Hawaii	17,317	1,063,437
Citigroup	684,152	34,960,167
Citizens Financial Group	172,969	4,365,738
Comerica	56,398	2,148,764
Fifth Third Bancorp	252,209	4,862,589
FNB	130,980	982,350
Huntington Bancshares	397,169	3,588,422
JPMorgan Chase & Co.	176,651	16,615,793
KeyCorp	378,317	4,607,901
PacWest Bancorp	44,544	877,962
People's United Financial	178,875	2,069,584
Regions Financial	387,707	4,311,302
TCF Financial	60,119	1,768,701
Truist Financial	119,583	4,490,342
United Bankshares	56,500	1,562,790
US Bancorp	121,870	4,487,253
Valley National Bancorp	163,513	1,278,672
Wells Fargo & Co.	1,094,163	28,010,573
		158,492,582
Beverages–1.16%
Coca-Cola	73,293	3,274,731
Constellation Brands Class A	85,075	14,883,871
		18,158,602
Capital Markets–4.20%
Charles Schwab	407,865	13,761,365
CME Group	43,280	7,034,731
Federated Hermes	38,556	913,777
Franklin Resources	105,052	2,202,941
Invesco	129,317	1,391,451
Janus Henderson Group	60,888	1,288,390
Lazard Class A	45,866	1,313,144
Morgan Stanley	433,694	20,947,420
Raymond James Financial	242,183	16,669,456
		65,522,675
Chemicals–1.65%
CF Industries Holdings	93,038	2,618,089
†Corteva	222,541	5,961,873
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
DuPont de Nemours	181,266	$ 9,630,663
Huntsman	85,518	1,536,758
LyondellBasell Industries Class A	90,816	5,968,428
		25,715,811
Communications Equipment–1.22%
Cisco Systems	231,626	10,803,037
Motorola Solutions	58,418	8,186,114
		18,989,151
Construction Materials–0.15%
CRH	68,749	2,359,287
		2,359,287
Consumer Finance–0.45%
American Express	73,230	6,971,496
		6,971,496
Containers & Packaging–0.88%
International Paper	163,361	5,751,941
Packaging Corp. of America	30,009	2,994,898
Sonoco Products	43,684	2,284,236
WestRock	95,187	2,689,985
		13,721,060
Distributors–0.24%
Genuine Parts	43,415	3,775,368
		3,775,368
Diversified Consumer Services–0.07%
H&R Block	78,884	1,126,464
		1,126,464
Diversified Financial Services–1.48%
†Berkshire Hathaway Class B	86,449	15,432,011
Equitable Holdings	400,213	7,720,109
		23,152,120
Diversified Telecommunication Services–3.73%
AT&T	212,708	6,430,163
CenturyLink	405,167	4,063,825
Verizon Communications	866,162	47,751,511
		58,245,499
Electric Utilities–5.03%
Alliant Energy	61,582	2,946,083
American Electric Power	39,023	3,107,792
Edison International	260,514	14,148,515
Entergy	36,263	3,401,832
Eversource Energy	31,890	2,655,480
Exelon	101,270	3,675,088
FirstEnergy	630,223	24,440,048
IDACORP	22,882	1,999,200
LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
NextEra Energy	8,655	$ 2,078,671
OGE Energy	86,178	2,616,364
Pinnacle West Capital	50,424	3,695,575
PPL	434,233	11,220,581
Xcel Energy	40,083	2,505,188
		78,490,417
Electrical Equipment–0.41%
Eaton	37,927	3,317,854
Emerson Electric	50,462	3,130,158
		6,448,012
Energy Equipment & Services–0.05%
Helmerich & Payne	39,714	774,820
		774,820
Food Products–0.98%
General Mills	50,232	3,096,803
Nestle	109,804	12,174,038
		15,270,841
Gas Utilities–0.09%
New Jersey Resources	43,662	1,425,564
		1,425,564
Health Care Equipment & Supplies–3.66%
†Alcon	177,294	10,187,177
Koninklijke Philips	482,285	22,497,487
Medtronic	266,389	24,427,871
		57,112,535
Health Care Providers & Services–4.37%
Anthem	89,593	23,561,167
CVS Health	264,433	17,180,212
McKesson	60,738	9,318,424
Quest Diagnostics	28,907	3,294,242
UnitedHealth Group	50,500	14,894,975
		68,249,020
Hotels, Restaurants & Leisure–0.16%
McDonald's	13,901	2,564,317
		2,564,317
Household Durables–1.46%
Garmin	26,457	2,579,558
Leggett & Platt	50,338	1,769,381
Newell Brands	583,272	9,262,359
Sony	131,700	9,091,267
		22,702,565
Household Products–0.20%
Kimberly-Clark	22,159	3,132,175
		3,132,175
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–1.81%
General Electric	1,865,793	$ 12,743,366
Siemens	131,861	15,551,303
		28,294,669
Insurance–6.25%
Allstate	79,387	7,699,745
American International Group	747,124	23,295,326
Arthur J. Gallagher & Co.	192,336	18,750,837
Cincinnati Financial	61,775	3,955,453
Fidelity National Financial	187,410	5,745,991
MetLife	523,298	19,110,843
Old Republic International	116,906	1,906,737
Principal Financial Group	101,191	4,203,474
Prudential Financial	107,852	6,568,187
Unum Group	77,375	1,283,651
Willis Towers Watson	25,340	4,990,713
		97,510,957
IT Services–2.94%
Cognizant Technology Solutions Class A	419,250	23,821,785
International Business Machines	40,770	4,923,793
Visa Class A	70,683	13,653,835
Western Union	159,265	3,443,309
		45,842,722
Machinery–0.21%
Caterpillar	26,266	3,322,649
		3,322,649
Media–2.77%
Comcast Class A	535,014	20,854,846
Fox Class A	359,010	9,628,648
†Fox Class B	34,460	924,906
Interpublic Group	159,948	2,744,708
Omnicom Group	82,815	4,521,699
ViacomCBS Class B	195,620	4,561,858
		43,236,665
Multiline Retail–0.59%
Dollar General	37,044	7,057,253
Target	18,241	2,187,643
		9,244,896
Multi-Utilities–3.12%
Avista	30,463	1,108,549
Black Hills	28,308	1,603,931
CenterPoint Energy	186,123	3,474,916
CMS Energy	47,117	2,752,575
Dominion Energy	51,566	4,186,128
DTE Energy	33,813	3,634,898
NiSource	278,911	6,342,436

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
NorthWestern	22,479	$ 1,225,555
Public Service Enterprise Group	379,774	18,669,690
Sempra Energy	26,109	3,060,758
WEC Energy Group	29,853	2,616,615
		48,676,051
Oil, Gas & Consumable Fuels–7.66%
BP	2,192,110	8,398,064
Chevron	58,490	5,219,063
ConocoPhillips	283,309	11,904,644
Enterprise Products Partners	795,101	14,446,985
Equinor	843,769	12,155,056
Exxon Mobil	153,263	6,853,921
HollyFrontier	61,392	1,792,646
Marathon Petroleum	592,845	22,160,546
ONEOK	162,426	5,395,792
Pioneer Natural Resources	155,105	15,153,758
Valero Energy	86,407	5,082,460
Williams	577,101	10,976,461
		119,539,396
Personal Products–1.56%
Nu Skin Enterprises Class A	24,140	922,872
Unilever (New York Shares)	438,653	23,367,046
		24,289,918
Pharmaceuticals–5.14%
AstraZeneca	154,174	16,045,567
Bayer	305,064	22,612,404
Merck & Co.	37,495	2,899,488
Pfizer	344,731	11,272,704
Sanofi	268,360	27,368,577
		80,198,740
Road & Rail–0.55%
Union Pacific	51,095	8,638,632
		8,638,632
Semiconductors & Semiconductor Equipment–1.22%
Applied Materials	94,150	5,691,367
Intel	33,311	1,992,997
NXP Semiconductors	70,725	8,065,479
QUALCOMM	35,827	3,267,781
		19,017,624
Software–1.54%
CDK Global	110,350	4,570,697
Microsoft	93,052	18,937,013
Open Text	13,280	564,134
		24,071,844
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.68%
Lowe's	82,378	$ 11,130,916
†Ross Stores	113,650	9,687,526
†TJX	106,520	5,385,651
		26,204,093
Technology Hardware, Storage & Peripherals–1.71%
HP	279,559	4,872,714
Samsung Electronics GDR	15,945	17,431,300
Seagate Technology	89,861	4,350,171
		26,654,185
Textiles, Apparel & Luxury Goods–0.09%
Hanesbrands	127,541	1,439,938
		1,439,938
Thrifts & Mortgage Finance–0.13%
New York Community Bancorp	195,115	1,990,173
		1,990,173
Tobacco–2.44%
Altria Group	746,083	29,283,758
British American Tobacco	70,600	2,707,709
Philip Morris International	86,115	6,033,217
		38,024,684
Trading Companies & Distributors–0.81%
Ferguson	123,882	10,129,402
Watsco	14,444	2,566,699
		12,696,101
Total Common Stock (Cost $1,292,152,432)		1,354,459,230
PREFERRED STOCK–0.89%
Henkel & Co. 1.99%	148,032	13,810,450
Total Preferred Stock (Cost $13,195,896)		13,810,450

MONEY MARKET FUND–9.84%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	153,539,666	153,539,666
Total Money Market Fund (Cost $153,539,666)		153,539,666

LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–97.50% (Cost $1,458,887,994)	$1,521,809,346
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.50%	39,085,298
NET ASSETS APPLICABLE TO 88,744,493 SHARES OUTSTANDING–100.00%	$1,560,894,644
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($247,511,084 / 14,027,977 Shares)	$17.644
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($1,313,383,560 / 74,716,516 Shares)	$17.578
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$1,542,405,257
Distributable earnings/(accumulated loss)	18,489,387
TOTAL NET ASSETS	$1,560,894,644

† Non-income producing.
★ Includes $41,310,262 cash collateral held at broker for futures contracts, $1,755,200 payable for securities purchased, $173,409 payable for fund shares redeemed, $53,705 other accrued expenses payable, $1,132,000 due to manager and affiliates, $1 due to custodian and $3,267,728 variation margin due to broker on futures contracts as of June 30, 2020.

The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(289)	British Pound	$ (22,392,081)	$ (22,684,661)	9/14/20	$292,580	$ —
(261)	Euro	(36,714,544)	(36,812,140)	9/14/20	97,596	—
(227)	Japanese Yen	(26,306,462)	(26,467,550)	9/14/20	161,088	—
					551,264	—
Equity Contracts:
10	Dow Jones U.S. Real Estate Index	309,800	308,648	9/18/20	1,152	—
(1,852)	E-mini S&P 500 Index	(286,152,520)	(280,695,570)	9/18/20	—	(5,456,950)
5	E-mini S&P 500 Index	772,550	773,649	9/18/20	—	(1,099)
(387)	E-mini S&P MidCap 400 Index	(68,851,170)	(67,412,460)	9/18/20	—	(1,438,710)
3	E-mini S&P MidCap 400 Index	533,730	533,053	9/18/20	677	—
(1,013)	Euro STOXX 50 Index	(36,681,126)	(35,649,341)	9/18/20	—	(1,031,785)
(291)	FTSE 100 Index	(22,166,549)	(21,847,416)	9/18/20	—	(319,133)
(129)	Nikkei 225 Index (OSE)	(26,606,437)	(26,297,614)	9/10/20	—	(308,823)
					1,829	(8,556,500)
Total Futures Contracts					$553,093	$(8,556,500)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–7

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 26,789,910
Foreign taxes withheld	(645,180)
26,144,730
EXPENSES:
Management fees	5,724,542
Distribution fees-Service Class	1,669,056
Shareholder servicing fees	232,009
Accounting and administration expenses	165,270
Reports and statements to shareholders	64,688
Index fees	57,155
Custodian fees	35,099
Professional fees	28,600
Trustees’ fees and expenses	21,873
Pricing fees	14,067
Consulting fees	2,480
Other	9,088
8,023,927
Less:
Management fees waived	(1,063,922)
Total operating expenses	6,960,005
NET INVESTMENT INCOME	19,184,725
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(37,040,730)
Foreign currencies	(121,950)
Futures contracts	(9,437,169)
Net realized loss	(46,599,849)
Net change in unrealized appreciation (depreciation) of:
Investments	(241,522,466)
Foreign currencies	(10,062)
Futures contracts	(8,731,654)
Net change in unrealized appreciation (depreciation)	(250,264,182)
NET REALIZED AND UNREALIZED LOSS	(296,864,031)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(277,679,306)
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 19,184,725	$ 27,093,752
Net realized loss	(46,599,849)	(2,444,533)
Net change in unrealized appreciation (depreciation)	(250,264,182)	208,801,981
Net increase (decrease) in net assets resulting from operations	(277,679,306)	233,451,200
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(18,431,237)
Service Class	—	(70,801,953)
	—	(89,233,190)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,015,770	7,255,736
Service Class	117,400,032	464,392,621
Net assets from merger:*
Standard Class	—	12,972
Service Class	—	334,966,628
Reinvestment of dividends and distributions:
Standard Class	—	18,431,237
Service Class	—	70,801,953
	122,415,802	895,861,147
Cost of shares redeemed:
Standard Class	(15,724,309)	(31,674,881)
Service Class	(45,313,738)	(421,812,498)
	(61,038,047)	(453,487,379)
Increase in net assets derived from capital share transactions	61,377,755	442,373,768
NET INCREASE (DECREASE) IN NET ASSETS	(216,301,551)	586,591,778
NET ASSETS:
Beginning of period	1,777,196,195	1,190,604,417
End of period	$1,560,894,644	$1,777,196,195

*	See Note 5 in Notes to Financial Statements.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–8

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 20.923	$ 18.789	$ 20.918	$ 18.287	$ 16.634	$ 17.805
Income (loss) from investment operations:
Net investment income[4]	0.243	0.442	0.451	0.372	0.355	0.296
Net realized and unrealized gain (loss)	(3.522)	2.992	(2.107)	2.633	1.636	(1.162)
Total from investment operations	(3.279)	3.434	(1.656)	3.005	1.991	(0.866)
Less dividends and distributions from:
Net investment income	—	(0.381)	(0.473)	(0.374)	(0.338)	(0.305)
Net realized gain	—	(0.919)	—	—	—	—
Total dividends and distributions	—	(1.300)	(0.473)	(0.374)	(0.338)	(0.305)
Net asset value, end of period	$ 17.644	$ 20.923	$ 18.789	$ 20.918	$ 18.287	$ 16.634
Total return[5]	(15.67%)	18.59%	(7.91%)	16.43%	11.97%	(4.87%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 247,511	$305,230	$279,810	$335,958	$318,457	$304,296
Ratio of expenses to average net assets	0.66%	0.67%	0.68%	0.66%	0.68%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.80%	0.81%	0.79%	0.80%	0.81%
Ratio of net investment income to average net assets	2.61%	2.20%	2.16%	1.90%	2.07%	1.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.48%	2.07%	2.02%	1.77%	1.95%	1.63%
Portfolio turnover	34%	40%	37%	29%	51%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–9

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 20.871	$ 18.759	$ 20.881	$ 18.258	$ 16.613	$ 17.781
Income (loss) from investment operations:
Net investment income[4]	0.218	0.391	0.397	0.322	0.312	0.252
Net realized and unrealized gain (loss)	(3.511)	2.982	(2.097)	2.626	1.628	(1.158)
Total from investment operations	(3.293)	3.373	(1.700)	2.948	1.940	(0.906)
Less dividends and distributions from:
Net investment income	—	(0.342)	(0.422)	(0.325)	(0.295)	(0.262)
Net realized gain	—	(0.919)	—	—	—	—
Total dividends and distributions	—	(1.261)	(0.422)	(0.325)	(0.295)	(0.262)
Net asset value, end of period	$ 17.578	$ 20.871	$ 18.759	$ 20.881	$ 18.258	$ 16.613
Total return[5]	(15.78%)	18.30%	(8.14%)	16.14%	11.68%	(5.09%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,313,384	$1,471,966	$910,794	$968,739	$806,062	$595,518
Ratio of expenses to average net assets	0.91%	0.92%	0.93%	0.91%	0.93%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.05%	1.06%	1.04%	1.05%	1.06%
Ratio of net investment income to average net assets	2.36%	1.95%	1.91%	1.65%	1.82%	1.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.23%	1.82%	1.77%	1.52%	1.70%	1.38%
Portfolio turnover	34%	40%	37%	29%	51%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–10

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP BlackRock Dividend Value Managed Volatility Fund–11

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.115% on the first $750 million of the Fund’s average daily net assets and 0.155% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to May 1, 2020, the waiver amount was 0.11% on the first $750 million of the Fund’s average daily net assets and 0.15% of the Fund’s average daily net assets in excess of $750 million.
Effective May 1, 2020, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.675% of the Fund’s average daily net assets for the Standard Class and 0.925% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   Prior to May 1, 2020, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.68% the Fund’s average daily net assets for the Standard Class and 0.93% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought.. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses. As of June 30, 2020, no expense reimbursements were subject to recoupment.
BlackRock Investment Management LLC (“BlackRock”) is responsible for managing the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1,2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$50,920
Legal	9,079
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP BlackRock Dividend Value Managed Volatility Fund–12

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $57,544 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$760,312
Distribution fees payable to LFD	276,086
Printing and mailing fees payable to Lincoln Life	57,544
Shareholder servicing fees payable to Lincoln Life	38,058
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$512,214,560
Sales	478,190,830
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$1,458,887,994
Aggregate unrealized appreciation of investments and derivatives	$ 167,834,727
Aggregate unrealized depreciation of investments and derivatives	(112,916,782)
Net unrealized appreciation of investments and derivatives	$ 54,917,945
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP BlackRock Dividend Value Managed Volatility Fund–13

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 2,265,423	$ 21,610,004	$—	$ 23,875,427
Air Freight & Logistics	4,902,792	—	—	4,902,792
Automobiles	14,386,693	—	—	14,386,693
Banks	158,492,582	—	—	158,492,582
Beverages	18,158,602	—	—	18,158,602
Capital Markets	65,522,675	—	—	65,522,675
Chemicals	25,715,811	—	—	25,715,811
Communications Equipment	18,989,151	—	—	18,989,151
Construction Materials	—	2,359,287	—	2,359,287
Consumer Finance	6,971,496	—	—	6,971,496
Containers & Packaging	13,721,060	—	—	13,721,060
Distributors	3,775,368	—	—	3,775,368
Diversified Consumer Services	1,126,464	—	—	1,126,464
Diversified Financial Services	23,152,120	—	—	23,152,120
Diversified Telecommunication Services	58,245,499	—	—	58,245,499
Electric Utilities	78,490,417	—	—	78,490,417
Electrical Equipment	6,448,012	—	—	6,448,012
Energy Equipment & Services	774,820	—	—	774,820
Food Products	3,096,803	12,174,038	—	15,270,841
Gas Utilities	1,425,564	—	—	1,425,564
Health Care Equipment & Supplies	46,925,358	10,187,177	—	57,112,535
Health Care Providers & Services	68,249,020	—	—	68,249,020
Hotels, Restaurants & Leisure	2,564,317	—	—	2,564,317
Household Durables	13,611,298	9,091,267	—	22,702,565
Household Products	3,132,175	—	—	3,132,175
Industrial Conglomerates	12,743,366	15,551,303	—	28,294,669
Insurance	97,510,957	—	—	97,510,957
IT Services	45,842,722	—	—	45,842,722
Machinery	3,322,649	—	—	3,322,649
Media	43,236,665	—	—	43,236,665
Multiline Retail	9,244,896	—	—	9,244,896
Multi-Utilities	48,676,051	—	—	48,676,051
Oil, Gas & Consumable Fuels	98,986,276	20,553,120	—	119,539,396
Personal Products	24,289,918	—	—	24,289,918
Pharmaceuticals	14,172,192	66,026,548	—	80,198,740
Road & Rail	8,638,632	—	—	8,638,632
Semiconductors & Semiconductor Equipment	19,017,624	—	—	19,017,624
Software	24,071,844	—	—	24,071,844
Specialty Retail	26,204,093	—	—	26,204,093
Technology Hardware, Storage & Peripherals	9,222,885	17,431,300	—	26,654,185
Textiles, Apparel & Luxury Goods	1,439,938	—	—	1,439,938
Thrifts & Mortgage Finance	1,990,173	—	—	1,990,173
Tobacco	35,316,975	2,707,709	—	38,024,684
Trading Companies & Distributors	2,566,699	10,129,402	—	12,696,101
Preferred Stock	—	13,810,450	—	13,810,450
LVIP BlackRock Dividend Value Managed Volatility Fund–14

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 153,539,666	$ —	$—	$ 153,539,666
Total Investments	$1,320,177,741	$201,631,605	$—	$1,521,809,346
Derivatives:

Assets:
Futures Contracts	$ 553,093	$—	$—	$ 553,093
Liabilities:
Futures Contracts	$(8,556,500)	$—	$—	$(8,556,500)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	274,749	365,555
Service Class	6,579,878	22,710,955
Shares reinvested:
Standard Class	—	909,036
Service Class	—	3,496,549
Shares from merger:
Standard Class	—	628
Service Class	—	16,270,784
	6,854,627	43,753,507
Shares redeemed:
Standard Class	(835,098)	(1,579,071)
Service Class	(2,391,376)	(20,502,750)
	(3,226,474)	(22,081,821)
Net increase	3,628,153	21,671,686
5.  Fund Merger
As of the close of business on November 22, 2019, the Fund acquired all of the assets and liabilities of the LVIP Franklin Templeton Value Managed Volatility Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the LVIP BlackRock Dividend Value Managed Volatility Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 2 funds managed by LIAC with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Fund as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Aquiring Fund	Aquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	1,216	Standard Class	628	$ 12,972	0.516
Acquired Fund - Service Class	31,392,268	Service Class	16,270,784	334,966,628	0.518
The net assets of the Acquiring Fund before the acquisition were $1,402,395,589. The net assets of the Acquiring Fund immediately following the acquisition were $1,737,375,189.
LVIP BlackRock Dividend Value Managed Volatility Fund–15

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 5.  Fund Merger (continued)
If the acquisition had been completed on January 1, 2019, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2019, would have been as follows (unaudited):
Net investment income (loss)	$ 35,709,435(a)
Net realized gain (loss)	2,327,141 (b)
Net change in unrealized appreciation (depreciation)	218,751,517 (c)
Net increase in net assets resulting from operations	$256,788,093

(a)	$27,093,752, as reported in the Statement of Operations, plus $8,615,683 Net investment income (loss) from Acquired Fund pre-merger.
(b)	$(2,444,533), as reported in the Statement of Operations, plus $4,771,674 Net realized gain (loss) from Acquired Fund pre-merger.
(c)	$208,801,981, as reported in the Statement of Operations, plus $9,949,536 Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s statement of operations since November 22, 2019.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2020, the Fund posted $271,000 cash collateral for futures contracts.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$ 1,829	Receivables and other assets net of liabilities	$(8,556,500)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	551,264	Receivables and other assets net of liabilities	—
Total		$553,093		$(8,556,500)
LVIP BlackRock Dividend Value Managed Volatility Fund–16

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(9,437,169)	$(8,731,654)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$19,766,352	$405,493,646
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2020, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP BlackRock Dividend Value Managed Volatility Fund–17

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–18

LVIP BlackRock Dividend Value Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent, and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources, and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule was lower than the current subadvisory fee for the Fund. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP BlackRock Dividend Value Managed Volatility Fund–19

LVIP BlackRock Dividend Value Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Dividend Value Managed Volatility Fund–20

LVIP BlackRock Global Allocation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP BlackRock Global Allocation Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Allocation Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,002.00	0.73%	$3.63
Service Class Shares	1,000.00	1,001.10	0.98%	4.88
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.30	0.73%	$3.67
Service Class Shares	1,000.00	1,020.00	0.98%	4.92

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Security Type/Country	Percentage of Net Assets
Common Stock	59.41%
Australia	0.13%
Belgium	0.13%
Brazil	0.02%
Canada	0.67%
Chile	0.00%
China	2.12%
Denmark	0.06%
Finland	0.23%
France	2.18%
Germany	1.57%
Greenland	0.05%
Hong Kong	0.88%
India	0.54%
Indonesia	0.03%
Italy	1.66%
Japan	2.36%
Mexico	0.00%
Netherlands	2.40%
Poland	0.00%
Portugal	0.02%
Republic of Korea	0.17%
Saudi Arabia	0.00%
Singapore	0.30%
South Africa	0.01%
Spain	0.29%
Sweden	0.00%
Switzerland	1.19%
Taiwan	0.92%
Thailand	0.06%
Turkey	0.01%
United Arab Emirates	0.00%
United Kingdom	1.29%
United States	40.12%
Convertible Preferred Stocks	0.66%
Preferred Stocks	0.18%
Rights	0.00%
Convertible Bonds	0.05%
Agency Mortgage-Backed Security	2.05%
Corporate Bonds	7.64%
Loan Agreements	0.66%
Non-Agency Asset-Backed Securities	0.42%
Non-Agency Collateralized Mortgage Obligation	0.01%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Sovereign Bonds	10.32%
Security Type/Country	Percentage of Net Assets
U.S. Treasury Obligations	8.19%
Exchange-Traded Funds	4.25%
Money Market Fund	0.28%
Short-Term Investments	5.02%
Options Purchased	1.15%
Total Investments	100.70%
Securities Sold Short	(0.08)%
Options Written	(0.99)%
Receivables and Other Assets Net of Liabilities	0.37%
Total Net Assets	100.00%

Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	2.20%
Apple	2.12%
Amazon.com	2.04%
Alphabet Class C	1.57%
UnitedHealth Group	1.03%
Siemens	0.94%
Morgan Stanley	0.90%
Enel	0.87%
Comcast Class A	0.82%
Mastercard Class A	0.82%
Total	13.31%

LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–59.41%
Australia–0.13%
BHP Group	1,085	$ 27,014
Brambles	1,596	12,101
CSL	32	6,364
Goodman Group	707	7,295
Newcrest Mining	17,295	383,501
QBE Insurance Group	2,241	13,829
=πQuintis Pty	1,064,776	565,798
Wesfarmers	1,104	34,326
Woodside Petroleum	112	1,693
Woolworths Group	158	4,073
		1,055,994
Belgium–0.13%
KBC Group	18,657	1,071,867
UCB	61	7,079
		1,078,946
Brazil–0.02%
B3 SA - Brasil Bolsa Balcao	3,235	33,129
Banco do Brasil	2,191	12,993
Banco Santander	1,749	9,118
†Centrais Eletricas Brasileiras	754	4,341
CPFL Energia	799	4,528
Engie Brasil Energia	2,211	17,223
JBS	26,428	103,854
Natura & Co. Holding	336	2,452
Petroleo Brasileiro	2,756	11,464
		199,102
Canada–0.67%
Barrick Gold	24,161	650,119
Brookfield Asset Management Class A	129	4,245
Constellation Software	24	27,099
Enbridge	120,398	3,660,894
Fairfax Financial Holdings	93	28,732
First Quantum Minerals	49,526	394,720
George Weston	27	1,978
Loblaw	121	5,892
Manulife Financial	144	1,959
Nutrien	218	7,004
Thomson Reuters	514	34,923
Wheaton Precious Metals	16,872	742,065
		5,559,630
Chile–0.00%
Cia Cervecerias Unidas ADR	1,920	27,494
		27,494
□China–2.12%
†58.com ADR	98	5,286
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
□China (continued)
†AAC Technologies Holdings	28,000	$ 172,922
Agile Group Holdings	6,000	7,112
Aier Eye Hospital Group Class A	60,097	369,940
†Alibaba Group Holding	8,200	221,267
†Alibaba Group Holding ADR	10,619	2,290,518
†Alibaba Health Information Technology	80,000	235,254
Amoy Diagnostics Class A	16,650	181,379
Anhui Conch Cement Class H	2,000	13,552
Anhui Gujing Distillery Class B	700	7,540
ANTA Sports Products	30,000	266,912
Asymchem Laboratories Tianjin Class A	5,496	188,943
Autobio Diagnostics Class A	8,600	197,501
†Baidu ADR	86	10,311
Beijing Enterprises Holdings	4,500	15,111
†Bilibili ADR	93	4,308
China CITIC Bank Class H	27,000	11,832
China East Education Holding	6,000	10,907
China Feihe	11,000	22,166
China Longyuan Power Group Class H	4,000	2,255
China Merchants Bank Class H	27,000	125,122
China Oilfield Services Class H	64,000	58,323
China Resources Cement Holdings	14,000	17,267
China Resources Pharmaceutical Group	46,500	26,936
China Resources Power Holdings	16,000	18,873
China Tourism Group Duty Free Class A	14,200	311,212
China Unicom Hong Kong	46,000	25,028
China United Network Communications Class A	11,200	7,700
CNOOC	21,000	23,569
Country Garden Services Holdings	3,000	14,005
CRRC	11,000	4,670
Dali Foods Group	23,500	14,322
Glodon Class A	24,664	244,136
Gree Electric Appliances	18,800	150,993
Guangdong Marubi Biotechnology	11,800	144,215
LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
□China (continued)
Guangzhou Automobile Group Class A	57,399	$ 73,316
Guangzhou Baiyun International Airport Class A	72,300	156,557
Guangzhou Baiyunshan Pharmaceutical Holdings Class A	300	1,376
Guotai Junan Securities Class H	2,400	3,338
Haidilao International Holding	30,000	127,498
Haier Smart Home Class A	65,800	165,261
†Haitong Securities Class H	7,600	6,175
Hangzhou Hikvision Digital Technology Class A	88,500	382,381
Hangzhou Robam Appliances Class A	36,000	159,027
Hangzhou Tigermed Consulting Class A	14,399	207,272
Han's Laser Technology Industry Group Class A	28,199	144,225
Huazhu Group ADR	6,765	237,113
Hundsun Technologies Class A	17,590	269,226
Industrial & Commercial Bank of China Class H	180,000	108,822
Inner Mongolia Yili Industrial Group	26,700	117,895
Inspur Electronic Information Industry Class A	19,762	110,823
†JD.com ADR	237	14,263
Jiangxi Copper Class H	8,000	8,151
†Kingdee International Software Group	298,000	697,285
Kunlun Energy	20,000	13,099
Kweichow Moutai	1,200	249,201
Lenovo Group	22,000	12,275
Li Ning	2,500	8,006
†Meituan Dianping B	11,700	261,452
Momo ADR	1,504	26,290
NetEase ADR	730	313,447
†New Oriental Education & Technology Group Sponsored ADR	1,385	180,369
PICC Property & Casualty Class H	16,000	13,297
Ping An Insurance Group of China	9,400	95,137
Shanghai International Airport Class A	15,661	159,908
Shenzhen Goodix Technology Class A	200	6,340
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
□China (continued)
Shenzhen Inovance Technology Class A	35,466	$ 191,208
Silergy	5,000	327,541
Sinopec Shanghai Petrochemical Class H	4,000	963
Tencent Holdings	79,100	5,068,559
Tingyi Cayman Islands Holding	6,000	9,347
†Trip.com Group ADR	13,417	347,769
†Venus MedTech Hangzhou Class H	23,000	227,217
Venustech Group Class A	25,600	152,662
†Vipshop Holdings ADR	1,316	26,202
Want Want China Holdings	188,000	142,806
Weichai Power Class H	3,000	5,652
Wens Foodstuffs Group Class A	960	2,970
Wuhan Raycus Fiber Laser Technologies Class A	13,945	215,269
Wuhu Sanqi Interactive Entertainment Network Technology Group Class A	800	5,311
WuXi AppTec Class A	14,758	201,583
†Wuxi Biologics Cayman	11,000	201,912
Yifeng Pharmacy Chain Class A	16,200	208,963
†Yihai International Holding	20,000	206,101
Yonyou Network Technology Class A	21,730	136,122
†Yum China Holdings	6,454	310,244
Zhuzhou CRRC Times Electric Class H	5,700	14,617
		17,753,230
Denmark–0.06%
AP Moller - Maersk Class B	6	7,032
Coloplast Class B	22	3,429
DSV	2,741	336,691
†Genmab	515	173,654
		520,806
Finland–0.23%
Fortum	1,634	31,174
Neste	48,095	1,888,982
†Nokia (London Stock Exchange)	1,894	8,276
		1,928,432
France–2.18%
Carrefour	924	14,329
†Cie de Saint-Gobain	6,298	227,238
†Danone	75,136	5,215,426
†Eiffage	3,092	283,433

LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Electricite de France	1,117	$ 10,385
†Engie	853	10,579
†EssilorLuxottica	16,354	2,103,261
Kering	551	301,242
LVMH Moet Hennessy Louis Vuitton	4,572	2,018,515
†Safran	28,747	2,891,697
Sanofi	48,672	4,963,792
Schneider Electric	206	22,915
STMicroelectronics	3,200	87,226
TOTAL	323	12,454
Vivendi	1,187	30,672
		18,193,164
Germany–1.57%
†adidas	3,170	835,775
Deutsche Boerse	247	44,701
Deutsche Post	935	34,333
Deutsche Telekom	227,818	3,822,611
Evonik Industries	275	7,004
Henkel & Co.	379	31,707
SAP	121	16,915
Siemens	66,458	7,837,864
Vonovia	8,761	535,499
		13,166,409
Greenland–0.05%
Ferguson	4,710	385,120
		385,120
■Hong Kong–0.88%
AIA Group	458,200	4,287,653
Brilliance China Automotive Holdings	114,000	103,180
China Mobile	5,500	37,136
China National Building Material Class H	4,000	4,290
China Telecom Class H	112,000	31,460
CK Infrastructure Holdings	26,500	136,985
CLP Holdings	19,000	186,604
Guangzhou Automobile Group Class H	132,000	96,171
Hang Lung Properties	126,000	299,537
HKT Trust	126,000	184,901
Hong Kong Exchanges & Clearing	100	4,259
Hysan Development	29,000	93,619
Jardine Matheson Holdings	4,400	183,968
Sun Hung Kai Properties	121,500	1,552,190
WH Group	160,500	138,703
		7,340,656
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India–0.54%
HDFC Asset Management	183	$ 6,024
Hindustan Unilever	3,335	96,418
Oil & Natural Gas	1,765	1,917
Petronet LNG	29,008	99,273
†Reliance Industries	190,018	4,175,414
Vedanta	17,755	25,365
Wipro	3,227	9,420
Zee Entertainment Enterprises	59,060	134,169
		4,548,000
Indonesia–0.03%
Bank Central Asia	132,200	264,506
		264,506
Italy–1.66%
Enel	845,731	7,314,255
†Intesa Sanpaolo	407,048	782,220
RAI Way	151,103	993,898
Snam	58,738	286,356
†UniCredit	492,343	4,543,939
		13,920,668
Japan–2.36%
Ajinomoto	141,900	2,354,824
Astellas Pharma	168,100	2,807,196
Canon	200	3,990
East Japan Railway	26,700	1,850,183
Eisai	100	7,945
FamilyMart	1,000	17,168
FUJIFILM Holdings	400	17,121
Fujitsu	100	11,708
Hitachi	500	15,892
Hoya	26,400	2,528,037
KDDI	17,100	510,215
Keyence	1,200	502,874
Maeda Road Construction	3,200	60,348
Marubeni	1,400	6,359
Mitsubishi Estate	27,500	409,800
Mitsubishi Heavy Industries	1,700	40,137
Murata Manufacturing	34,100	2,010,143
NEC	600	28,827
Nippon Telegraph & Telephone	18,300	426,380
Nissan Motor	1,900	7,046
NTT Data	1,200	13,417
Olympus	500	9,626
Otsuka Holdings	300	13,075
Rakuten	1,700	15,016
Sekisui House	300	5,728
Seven & i Holdings	500	16,357
Shin-Etsu Chemical	23,900	2,804,940
Shionogi & Co.	200	12,547

LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Softbank	700	$ 8,922
Sompo Holdings	200	6,885
Subaru	66,400	1,390,394
Suzuki Motor	53,400	1,823,402
Tokyo Electron	100	24,674
		19,761,176
Mexico–0.00%
Fomento Economico Mexicano	1,425	8,845
Grupo Bimbo Class A	8,269	13,873
		22,718
Netherlands–2.40%
†Adyen	1,257	1,829,556
Akzo Nobel	50,519	4,538,656
ASML Holding	13,506	4,940,668
†ING Groep	190,948	1,331,080
Koninklijke Ahold Delhaize	828	22,566
†Koninklijke Philips	97,655	4,555,381
NXP Semiconductors	24,627	2,808,463
Royal Dutch Shell Class A	1,478	23,665
Royal Dutch Shell Class B	1,815	27,516
Wolters Kluwer	120	9,373
		20,086,924
Poland–0.00%
Polski Koncern Naftowy ORLEN	417	6,627
		6,627
Portugal–0.02%
Jeronimo Martins	10,780	188,649
		188,649
Republic of Korea–0.17%
Amorepacific	30	4,196
†Celltrion	74	18,939
Hana Financial Group	210	4,776
†Hyundai Mobis	73	11,718
Kakao	1,906	427,711
KB Financial Group	250	7,077
Kia Motors	779	21,051
LG Chem	882	363,983
LG Electronics	570	30,207
LG Uplus	468	4,783
NCSoft	545	405,440
POSCO	808	117,690
Shinhan Financial Group	546	13,195
SK Telecom	115	20,254
		1,451,020
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia–0.00%
Riyad Bank	838	$ 3,767
		3,767
Singapore–0.30%
†CapitaLand	739,700	1,562,722
ComfortDelGro	112,400	118,122
DBS Group Holdings	18,200	273,852
Singapore Telecommunications	30,200	53,723
United Overseas Bank	31,800	464,657
Wilmar International	3,300	9,761
		2,482,837
South Africa–0.01%
Anglo American Platinum	134	9,752
AngloGold Ashanti	447	13,152
Kumba Iron Ore	368	9,841
MTN Group	5,662	17,341
Old Mutual	2,817	1,963
		52,049
Spain–0.29%
Cellnex Telecom	39,773	2,429,245
Endesa	242	6,003
Grifols	125	3,801
Naturgy Energy Group	186	3,472
Repsol	934	8,253
Telefonica	1,359	6,500
		2,457,274
Sweden–0.00%
Assa Abloy Class B	261	5,342
Hennes & Mauritz Class B	1,281	18,698
Telefonaktiebolaget LM Ericsson Class B	995	9,223
		33,263
Switzerland–1.19%
†Alcon	6,419	367,974
Glencore	6,308	13,437
Nestle	32,497	3,602,963
Novartis	463	40,337
Roche Holding	16,073	5,568,483
SGS	7	17,147
Sika	1,665	320,966
		9,931,307
Taiwan–0.92%
Asustek Computer	3,000	22,042
Cathay Financial Holding	108,000	153,628
Chunghwa Telecom	56,000	222,401
Formosa Chemicals & Fibre	48,000	123,630
Formosa Petrochemical	26,000	78,694

LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Formosa Plastics	43,000	$ 128,031
Fubon Financial Holding	118,000	176,176
Hon Hai Precision Industry	58,000	170,297
MediaTek	1,000	19,771
Nan Ya Plastics	59,000	129,587
Nanya Technology	5,000	10,432
Taiwan Semiconductor Manufacturing	558,000	5,959,168
Uni-President Enterprises	87,000	210,784
United Microelectronics	41,000	22,166
Yageo	19,000	247,529
		7,674,336
Thailand–0.06%
Advanced Info Service	33,500	205,368
Intouch Holdings F	108,000	199,574
Thai Beverage	127,600	62,290
		467,232
Turkey–0.01%
BIM Birlesik Magazalar	651	6,454
†Tupras Turkiye Petrol Rafinerileri	2,624	34,326
		40,780
United Arab Emirates–0.00%
†NMC Health	41,894	14,872
		14,872
United Kingdom–1.29%
Anglo American	455	10,489
AstraZeneca	1,347	140,188
Berkeley Group Holdings	8,349	429,975
BHP Group	291	5,955
†BT Group	2,789	3,944
Coca-Cola European Partners	337	12,725
Compass Group	520	7,155
Diageo	417	13,860
Experian	287	10,073
†Fiat Chrysler Automobiles	2,516	25,457
GlaxoSmithKline	1,042	21,048
RELX (London Stock Exchange)	254	5,879
Unilever	33,292	1,795,807
Unilever CVA	68,136	3,632,856
Vodafone Group	2,937,414	4,669,779
		10,785,190
United States–40.12%
Abbott Laboratories	39,681	3,628,034
AbbVie	45,689	4,485,746
†Adobe	4,892	2,129,537
Agilent Technologies	34,972	3,090,476
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Air Products & Chemicals	23,789	$ 5,744,092
†Alexion Pharmaceuticals	1,778	199,563
†Alphabet Class C	9,295	13,139,505
†Altair Engineering Class A	6,741	267,955
Altria Group	52	2,041
†Amazon.com	6,183	17,057,784
American International Group	223	6,953
American Tower	2,634	680,994
American Water Works	1,682	216,406
Ameriprise Financial	101	15,154
Amgen	96	22,643
Anthem	17,235	4,532,460
Aon Class A	125	24,075
†Apellis Pharmaceuticals	5,005	163,463
Apple	48,532	17,704,474
Applied Materials	32,766	1,980,705
Aptiv	32,426	2,526,634
†Autodesk	18,678	4,467,591
†AutoZone	16	18,050
AvalonBay Communities	20	3,093
Bank of America	227,440	5,401,700
Bank of New York Mellon	289	11,170
Baxter International	4,337	373,416
Becton Dickinson & Co.	11,270	2,696,573
†Berkshire Hathaway Class B	5,293	944,853
†Biogen	10	2,676
†BioMarin Pharmaceutical	2,399	295,893
†Booking Holdings	28	44,586
†Boston Scientific	54,167	1,901,803
Bristol-Myers Squibb	42,903	2,522,696
†Cadence Design Systems	5,122	491,507
Capital One Financial	57,192	3,579,647
Cardinal Health	220	11,482
Cerner	582	39,896
CH Robinson Worldwide	5,095	402,811
Charles Schwab	38,458	1,297,573
†Charter Communications Class A	12,859	6,558,604
Chevron	106	9,458
Chubb	12,583	1,593,259
Cintas	40	10,654
Cisco Systems	290	13,526
Citigroup	47,135	2,408,598
CME Group	139	22,593
Cognizant Technology Solutions Class A	130	7,387
Colgate-Palmolive	7,577	555,091
Comcast Class A	176,501	6,880,009
Costco Wholesale	6,963	2,111,251
†Crowdstrike Holdings Class A	6,130	614,778

LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Crown Castle International	91	$ 15,229
Cummins	51	8,836
†Delta Air Lines	1,020	28,611
†DexCom	508	205,943
Digital Realty Trust	40	5,684
Dollar General	136	25,909
†Dollar Tree	1,439	133,367
DR Horton	105,417	5,845,373
Eaton	253	22,132
eBay	4,489	235,448
†Edwards Lifesciences	11,661	805,892
†Electronic Arts	87	11,488
Eli Lilly & Co.	295	48,433
Emerson Electric	55,176	3,422,567
Exxon Mobil	3,698	165,375
†Facebook Class A	20,415	4,635,634
FedEx	138	19,350
†FleetCor Technologies	11,858	2,982,643
†Fortinet	4,377	600,831
Fortive	48,964	3,312,904
Fortune Brands Home & Security	5,009	320,225
†Freeport-McMoRan	35,482	410,527
General Electric	3,050	20,832
Gilead Sciences	32,111	2,470,620
Global Payments	13,732	2,329,222
†Guardant Health	4,854	393,805
†HCA Healthcare	27,751	2,693,512
Hershey	61	7,907
Hess	17,541	908,799
Hewlett Packard Enterprise	2,791	27,156
Home Depot	18,143	4,545,003
HP	1,808	31,513
Humana	400	155,100
†Illumina	436	161,473
†Incyte	125	12,996
†Insulet	624	121,218
Intel	3,008	179,969
Intercontinental Exchange	354	32,426
International Flavors & Fragrances	32,905	4,029,546
Intuit	2,961	877,019
†Intuitive Surgical	1,712	975,549
†Iovance Biotherapeutics	3,362	92,287
†IQVIA Holdings	130	18,444
=πJawbone Health Hub	32,637	0
Johnson & Johnson	40,077	5,636,029
JPMorgan Chase & Co.	68,121	6,407,461
Kinder Morgan	633	9,603
Kroger	489	16,553
L3Harris Technologies	32,688	5,546,173
Lam Research	28	9,057
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Las Vegas Sands	1,941	$ 88,393
Lennar Class A	35,038	2,159,042
†Liberty Broadband Class C	687	85,161
†Liberty Media-Liberty SiriusXM Class A	22,265	768,588
†Liberty Media-Liberty SiriusXM Class C	39,378	1,356,572
†Live Nation Entertainment	1,744	77,312
=πLookout	8,011	39,014
Lowe's	38,813	5,244,413
†Madison Square Garden Sports Class A	91	13,367
Marathon Petroleum	10,953	409,423
Marsh & McLennan	40,556	4,354,498
Marvell Technology Group	23,860	836,532
Masco	12,721	638,721
Mastercard Class A	23,247	6,874,138
McDonald's	25,285	4,664,324
McKesson	42	6,444
Medtronic	529	48,509
Merck & Co.	45,533	3,521,067
MGM Resorts International	3,314	55,675
Microchip Technology	15,936	1,678,220
†Micron Technology	21,365	1,100,725
Microsoft	90,390	18,395,269
Mondelez International Class A	8,095	413,897
Moody's	66	18,132
Morgan Stanley	156,196	7,544,267
Motorola Solutions	5,230	732,880
†Nevro	936	111,824
Newmont	11,476	708,528
NextEra Energy	26,524	6,370,269
Northrop Grumman	500	153,720
NortonLifeLock	13,972	277,065
NVIDIA	10,436	3,964,741
†Okta	2,932	587,074
Oracle	21,297	1,177,085
†Palo Alto Networks	2,717	624,013
†PayPal Holdings	19,599	3,414,734
†Peloton Interactive Class A	26,377	1,523,799
PepsiCo	4,372	578,241
Pfizer	94,302	3,083,675
Philip Morris International	2,437	170,736
PPG Industries	31,083	3,296,663
Procter & Gamble	423	50,578
†Proofpoint	1,953	217,017
Prudential Financial	62	3,776
†PTC	3,150	245,039
†PTC Therapeutics	1,696	86,055
Public Storage	165	31,662
QUALCOMM	3,540	322,883

LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Raytheon Technologies	90,728	$ 5,590,659
Republic Services	102	8,369
ResMed	1,845	354,240
†salesforce.com	36,428	6,824,057
†Sarepta Therapeutics	1,502	240,831
Schlumberger	726	13,351
†Seattle Genetics	1,122	190,650
†ServiceNow	4,617	1,870,162
†Simply Good Foods	11,748	218,278
†Splunk	4,018	798,377
Stanley Black & Decker	164	22,858
Starbucks	68,624	5,050,040
Stryker	1,715	309,026
Target	310	37,178
Texas Instruments	120	15,236
Thermo Fisher Scientific	11,013	3,990,450
Thor Industries	113	12,038
†TJX	63,353	3,203,128
†T-Mobile US	4,293	447,116
Travelers	3,579	408,185
†Uber Technologies	76,434	2,375,569
Union Pacific	34,677	5,862,840
United Parcel Service Class B	195	21,680
UnitedHealth Group	29,125	8,590,419
US Bancorp	17,714	652,229
Vail Resorts	47	8,561
†VeriSign	197	40,746
Verizon Communications	7,039	388,060
†Vertex Pharmaceuticals	6,687	1,941,303
Visa Class A	2,671	515,957
Vistra Energy	21,406	398,580
†VMware Class A	19,317	2,991,431
Walgreens Boots Alliance	653	27,681
Walmart	32,296	3,868,415
†Walt Disney	15,622	1,742,009
Wells Fargo & Co.	12,317	315,315
†Western Digital	6,780	299,337
†Weyerhaeuser	11,341	254,719
Williams	44,849	853,028
Willis Towers Watson	14	2,757
Winnebago Industries	177	11,792
†Workday Class A	148	27,729
†Wynn Resorts	3,074	228,982
Xilinx	14,107	1,387,988
Yum! Brands	207	17,990
†Zillow Group Class C	5,034	290,009
Zimmer Biomet Holdings	65	7,758
Zoetis	3,358	460,180
†Zscaler	4,292	469,974
		335,663,618
Total Common Stock (Cost $447,123,109)		497,065,796
	Number of Shares	Value (U.S. $)
ΔCONVERTIBLE PREFERRED STOCKS–0.66%
United States–0.66%
2020 Cash Mandatory Exchangeable Trust	1,323	$ 1,352,833
Aptiv	5,228	537,334
Becton Dickinson and Co.	13,200	702,240
Boston Scientific	3,446	360,762
=πGrand Rounds Series C	209,114	775,813
=πGrand Rounds Series D	128,303	470,872
=πLookout Series F	93,593	1,043,562
Wells Fargo & Co.	226	293,122
Total Convertible Preferred Stocks (Cost $4,503,470)		5,536,538
ΔPREFERRED STOCKS–0.18%
Brazil–0.02%
Banco Bradesco 5.83%	1,079	4,157
†Centrais Eletricas Brasileiras 3.65%	1,393	8,225
Itau Unibanco Holding 5.07%	38,423	181,584
Petroleo Brasileiro 3.32%	1,133	4,538
		198,504
United States–0.16%
•Citigroup Capital XIII 7.13% (LIBOR03M + 6.37%) 10/30/40	25,279	669,894
=πFieldwood Energy	8,468	423
•GMAC Capital Trust I 6.18% (LIBOR03M + 5.79%) 2/15/40	27,769	622,581
		1,292,898
Total Preferred Stocks (Cost $2,047,020)		1,491,402
RIGHTS–0.00%
Spain–0.00%
†Repsol	827	403
†Telefonica	1,359	267
		670
United States–0.00%
†T-Mobile US expiration date 7/27/20	4,293	721
		721
Total Rights (Cost $2,341)		1,391

Principal Amount°
CONVERTIBLE BONDS–0.05%
India–0.00%
‡REI Agro 5.50%, excercise price $5.5000 11/13/14	599,000	5,942
5,942

LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Singapore–0.04%
CapitaLand 1.95%, excercise price $1.9500 10/17/23	500,000	$ 343,176
		343,176
United States–0.01%
SM Energy 1.50%, excercise price $1.5000 7/1/21	47,000	43,141
		43,141
Total Convertible Bonds (Cost $409,004)		392,259
AGENCY MORTGAGE-BACKED SECURITY–2.05%
United States–2.05%
Fannie Mae S.F. 30 yr TBA 2.50% 7/14/50	16,484,069	17,177,559
Total Agency Mortgage-Backed Security (Cost $17,058,600)		17,177,559
ΔCORPORATE BONDS–7.64%
Australia–0.47%
FMG Resources
5.13% 3/15/23	11,000	11,303
5.13% 5/15/24	16,000	16,480
FMG Resources August 4.75% 5/15/22	16,000	16,308
=@Quintis Australia Pty (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28	2,006,979	2,006,979
=@Quintis Australia Pty (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26	1,916,931	1,916,931
		3,968,001
Brazil–0.07%
Itau Unibanco Holding 3.25% 1/24/25	200,000	196,750
Petrobras Global Finance
5.30% 1/27/25	102,000	106,183
5.60% 1/3/31	252,000	253,134
		556,067
Canada–0.03%
1011778 BC / New Red Finance 5.00% 10/15/25	50,000	49,750
Brookfield Residential Properties 6.25% 9/15/27	13,000	12,432
Magna International 2.45% 6/15/30	29,000	29,680
Mattamy Group 4.63% 3/1/30	205,000	196,800
		288,662
Chile–0.08%
Empresa Nacional del Petroleo 4.50% 9/14/47	200,000	208,329
Falabella 4.38% 1/27/25	200,000	209,239
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Chile (continued)
‡Inversiones Alsacia 8.00% 12/31/18		10,781	$ 270
Nacional del Cobre de Chile 4.25% 7/17/42		208,000	227,939
			645,777
China–0.02%
Tencent Holdings 3.24% 6/3/50		200,000	200,350
			200,350
Colombia–0.03%
Ecopetrol 6.88% 4/29/30		203,000	233,653
			233,653
France–0.03%
BNP Paribas 3.38% 1/9/25		250,000	270,210
			270,210
Germany–0.05%
Vertical Holdco Gmbh 6.63% 7/15/28	EUR	159,000	178,636
Vertical Midco Gmbh 4.38% 7/15/27	EUR	240,000	269,640
			448,276
Greece–0.07%
Ellaktor Value 6.38% 12/15/24	EUR	645,000	606,727
			606,727
Indonesia–0.03%
Pertamina Persero PT 3.65% 7/30/29		213,000	221,510
			221,510
Italy–0.03%
μUniCredit SpA 5.46% 6/30/35		229,000	230,812
			230,812
Japan–0.10%
Mitsubishi UFJ Financial Group 3.78% 3/2/25		242,000	268,162
Takeda Pharmaceutical
2.05% 3/31/30		215,000	212,805
3.18% 7/9/50		395,000	396,535
			877,502
Mexico–0.04%
Comision Federal de Electricidad 4.75% 2/23/27		212,000	222,600
Petroleos Mexicanos 4.50% 1/23/26		118,000	102,955
			325,555

LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Netherlands–0.10%
ING Groep 4.10% 10/2/23		729,000	$ 799,532
			799,532
Republic of Korea–0.00%
Clark Equipment 5.88% 6/1/25		40,000	40,900
			40,900
Saudi Arabia–0.03%
Saudi Arabian Oil 4.25% 4/16/39		200,000	222,488
			222,488
Spain–0.05%
Banco Santander
2.75% 5/28/25		200,000	207,164
3.49% 5/28/30		200,000	214,069
			421,233
Switzerland–0.06%
UBS Group Funding Switzerland 4.13% 9/24/25		421,000	477,184
			477,184
United Arab Emirates–0.04%
DP World 6.85% 7/2/37		100,000	121,500
MDGH - GMTN B.V. 3.70% 11/7/49		200,000	211,364
			332,864
United Kingdom–0.31%
HSBC Holdings
4.95% 3/31/30		200,000	239,346
μ6.38% 9/17/24		1,053,000	1,062,214
μLloyds Bank 13.00% 1/22/29	GBP	590,000	1,249,632
			2,551,192
United States–6.00%
AbbVie 4.25% 11/21/49		251,000	300,877
Acadia Healthcare 5.50% 7/1/28		60,000	60,150
Agilent Technologies 2.10% 6/4/30		215,000	220,440
AMC Networks
4.75% 8/1/25		17,000	16,703
5.00% 4/1/24		21,000	20,790
•American Express 3.60% (LIBOR03M + 3.29%) 9/15/20		358,000	305,002
American Tower 3.10% 6/15/50		380,000	373,369
Anthem
2.25% 5/15/30		465,000	478,392
3.13% 5/15/50		250,000	258,501
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Aramark Services
4.75% 6/1/26	11,000	$ 10,588
5.00% 2/1/28	25,000	23,750
AT&T 2.30% 6/1/27	411,000	424,338
AutoNation 4.75% 6/1/30	112,000	121,340
Avantor 6.00% 10/1/24	33,000	34,485
Bank of America
μ2.59% 4/29/31	715,000	756,292
4.00% 1/22/25	290,000	320,060
Bausch Health
5.50% 11/1/25	29,000	29,640
5.75% 8/15/27	9,000	9,540
6.25% 2/15/29	57,000	57,285
Becton Dickinson and Co.
2.82% 5/20/30	71,000	75,260
3.79% 5/20/50	95,000	105,733
Bemis 2.63% 6/19/30	89,000	91,228
BorgWarner 2.65% 7/1/27	120,000	122,870
Broadcom
3.15% 11/15/25	62,000	65,826
4.15% 11/15/30	175,000	190,408
Buckeye Partners
4.13% 3/1/25	250,000	239,817
4.35% 10/15/24	63,000	59,535
Calpine 5.13% 3/15/28	50,000	48,875
Carrier Global
2.24% 2/15/25	168,000	172,247
3.58% 4/5/50	168,000	163,916
Cedar Fair
5.25% 7/15/29	11,000	9,945
5.38% 4/15/27	11,000	9,845
Centene
4.25% 12/15/27	53,000	54,691
4.75% 1/15/25	330,000	337,811
5.25% 4/1/25	24,000	24,713
5.38% 6/1/26	370,000	383,564
5.38% 8/15/26	16,000	16,643
Charles River Laboratories International 5.50% 4/1/26	11,000	11,440
Charter Communications Operating 2.80% 4/1/31	620,000	628,202
Cheniere Energy Partners
5.25% 10/1/25	82,000	81,729
5.63% 10/1/26	24,000	23,765
Churchill Downs 5.50% 4/1/27	13,000	12,644
μCitigroup
3.11% 4/8/26	675,000	723,704
3.35% 4/24/25	415,000	448,390
4.41% 3/31/31	362,000	428,133
5.32% 3/26/41	216,000	293,493
5.95% 8/15/20	527,000	498,516
Clean Harbors 4.88% 7/15/27	11,000	11,303
Colfax 6.00% 2/15/24	13,000	13,406

LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Colt Merger Sub
5.75% 7/1/25	115,000	$ 115,575
6.25% 7/1/25	860,000	853,292
8.13% 7/1/27	327,000	318,007
Comcast 2.80% 1/15/51	225,000	229,954
CommScope 7.13% 7/1/28	69,000	68,834
Crown Castle International 4.15% 7/1/50	396,000	455,171
CrownRock 5.63% 10/15/25	25,000	22,406
CSC Holdings 5.50% 5/15/26	201,000	206,300
CSC Holdings LLC
4.13% 12/1/30	380,000	376,698
4.63% 12/1/30	200,000	194,272
CVS Health
3.63% 4/1/27	135,000	151,646
3.75% 4/1/30	270,000	310,470
5.05% 3/25/48	251,000	326,493
Darling Ingredients 5.25% 4/15/27	11,000	11,306
DaVita
4.63% 6/1/30	550,000	546,975
5.00% 5/1/25	31,000	31,698
Dow Chemical 3.63% 5/15/26	269,000	296,177
Elanco Animal Health
4.66% 8/27/21	11,000	11,220
5.02% 8/28/23	16,000	16,800
Endeavor Energy Resources
5.50% 1/30/26	11,000	10,533
5.75% 1/30/28	22,000	21,120
Energizer Holdings 4.75% 6/15/28	79,000	77,497
Energy Transfer Operating 4.05% 3/15/25	177,000	188,367
ERAC USA Finance 3.80% 11/1/25	253,000	267,672
ESH Hospitality 5.25% 5/1/25	28,000	27,090
Exxon Mobil 3.45% 4/15/51	290,000	321,803
Ferguson Finance 3.25% 6/2/30	250,000	256,064
Fiserv 2.65% 6/1/30	235,000	247,914
Forestar Group 5.00% 3/1/28	418,000	409,640
Freeport-McMoRan 5.00% 9/1/27	50,000	50,234
General Electric 4.35% 5/1/50	100,000	99,104
General Mills 2.88% 4/15/30	424,000	460,962
General Motors 6.80% 10/1/27	118,000	137,484
General Motors Financial
3.60% 6/21/30	313,000	303,896
5.20% 3/20/23	170,000	181,891
Georgia-Pacific
2.10% 4/30/27	155,000	160,937
2.30% 4/30/30	690,000	718,834
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Global Payments 2.90% 5/15/30	259,000	$ 270,878
GLP Capital 4.00% 1/15/31	282,000	278,641
Goldman Sachs Group
2.60% 2/7/30	251,000	262,032
μ2.91% 6/5/23	543,000	562,913
3.50% 4/1/25	1,466,000	1,607,480
3.63% 2/20/24	633,000	688,295
•4.37% (LIBOR03M + 3.92%) 7/31/20	576,000	528,019
4.75% 10/21/45	60,000	78,659
Great Western Finance 9.00% 9/30/21	134,000	80,400
H&E Equipment Services 5.63% 9/1/25	21,000	21,206
Hanesbrands 4.63% 5/15/24	19,000	18,905
HCA
3.50% 9/1/30	764,000	735,685
5.25% 6/15/49	167,000	201,064
5.38% 9/1/26	50,000	54,437
HD Supply 5.38% 10/15/26	16,000	16,340
Hilton Domestic Operating 5.13% 5/1/26	32,000	31,860
Hilton Worldwide Finance
4.63% 4/1/25	19,000	18,576
4.88% 4/1/27	13,000	12,691
Home Depot 3.30% 4/15/40	377,000	427,470
Howard Hughes 5.38% 3/15/25	21,000	19,543
Hughes Satellite Systems 7.63% 6/15/21	98,000	100,940
iHeartCommunications
4.75% 1/15/28	84,000	77,490
5.25% 8/15/27	100,000	95,750
6.38% 5/1/26	611,615	605,499
8.38% 5/1/27	186,873	171,245
International Business Machines
1.95% 5/15/30	407,000	416,193
2.85% 5/15/40	230,000	237,899
2.95% 5/15/50	120,000	123,129
Iron Mountain 5.25% 7/15/30	418,000	409,306
JBS USA Finance
5.75% 6/15/25	72,000	72,900
6.50% 4/15/29	33,000	35,021
6.75% 2/15/28	21,000	22,181
μJPMorgan Chase & Co.
2.08% 4/22/26	625,000	648,457
2.18% 6/1/28	210,000	217,224
3.11% 4/22/51	325,000	349,774
KFC Holding 5.25% 6/1/26	50,000	51,250
L Brands 6.88% 7/1/25	50,000	51,625
Lam Research 1.90% 6/15/30	105,000	107,299
Lamar Media
4.88% 1/15/29	37,000	37,185

LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Lamar Media (continued)
5.75% 2/1/26	14,000	$ 14,443
Lamb Weston Holdings
4.63% 11/1/24	18,000	18,675
4.88% 11/1/26	18,000	18,630
Lennar
4.13% 1/15/22	13,000	13,163
4.50% 4/30/24	14,000	14,557
4.75% 4/1/21	11,000	11,133
Level 3 Financing
4.25% 7/1/28	713,000	712,059
4.63% 9/15/27	53,000	53,398
5.13% 5/1/23	15,000	15,000
5.25% 3/15/26	17,000	17,516
Lowe's Cos 5.13% 4/15/50	235,000	324,388
Marathon Petroleum 4.70% 5/1/25	217,000	242,923
Marriott Ownership Resorts
6.13% 9/15/25	300,000	306,750
6.50% 9/15/26	17,000	17,128
Marsh & McLennan
2.25% 11/15/30	254,000	263,893
4.38% 3/15/29	62,000	74,742
Masonite International 5.38% 2/1/28	28,000	28,630
Mauser Packaging Solutions Holding 7.25% 4/15/25	59,000	53,499
McDonald's
3.50% 7/1/27	195,000	221,382
4.20% 4/1/50	251,000	304,027
4.45% 9/1/48	222,000	274,270
Meritor 6.25% 6/1/25	42,000	42,420
MGM Growth Properties Operating Partnership
4.63% 6/15/25	130,000	127,410
5.63% 5/1/24	24,000	24,962
Microchip Technology 4.33% 6/1/23	237,000	255,666
Molina Healthcare 5.38% 11/15/22	15,000	15,300
Mondelez International 2.75% 4/13/30	335,000	361,327
Morgan Stanley
μ2.19% 4/28/26	465,000	483,605
μ3.62% 4/1/31	967,000	1,104,438
•4.83% (LIBOR03M + 3.61%) 10/15/20	407,000	365,590
MPT Operating Partnership 5.00% 10/15/27	30,000	30,825
NBCUniversal Enterprise 5.25% 12/31/49	413,000	414,032
Netflix 5.50% 2/15/22	15,000	15,641
New Albertsons
3.50% 2/15/23	17,000	17,213
5.75% 3/15/25	77,000	78,685
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
New Albertsons (continued)
6.63% 6/15/24	27,000	$ 27,675
7.50% 3/15/26	14,000	15,166
Newell Brands 4.35% 4/1/23	30,000	30,894
Newmont 2.25% 10/1/30	252,000	255,327
Norfolk Southern 3.05% 5/15/50	180,000	185,245
NRG Energy
5.25% 6/15/29	16,000	16,837
5.75% 1/15/28	18,000	18,990
6.63% 1/15/27	27,000	28,215
7.25% 5/15/26	22,000	23,210
NVIDIA 3.50% 4/1/50	195,000	225,981
ONEOK 2.75% 9/1/24	240,000	241,591
ONEOK Partners 4.90% 3/15/25	408,000	442,932
Oracle
2.80% 4/1/27	745,000	813,478
2.95% 4/1/30	745,000	829,962
3.60% 4/1/40	745,000	845,622
Ortho-Clinical Diagnostics 7.38% 6/1/25	42,000	42,683
Outfront Media Capital
5.00% 8/15/27	14,000	12,600
6.25% 6/15/25	35,000	35,229
Parsley Energy
5.25% 8/15/25	274,000	263,136
5.38% 1/15/25	151,000	146,709
5.63% 10/15/27	15,000	14,775
PBF Holding 9.25% 5/15/25	275,000	293,562
Pfizer 1.70% 5/28/30	195,000	198,403
PG&E
5.00% 7/1/28	238,000	237,107
5.25% 7/1/30	41,000	41,205
Pilgrim's Pride 5.88% 9/30/27	19,000	19,004
Prudential Financial
3.70% 3/13/51	269,000	296,805
μ5.63% 6/15/43	220,000	234,080
μ5.88% 9/15/42	310,000	329,964
Quicken Loans
5.25% 1/15/28	21,000	21,840
5.75% 5/1/25	25,000	25,557
Rackspace Hosting 8.63% 11/15/24	59,000	60,062
Reynolds Group Issuer 5.13% 7/15/23	50,000	50,589
Select Medical 6.25% 8/15/26	386,000	390,227
Service Properties Trust
4.50% 6/15/23	140,000	134,040
5.00% 8/15/22	196,000	192,484
Sherwin-Williams 3.80% 8/15/49	251,000	273,551
Sirius XM Radio
3.88% 8/1/22	21,000	21,131

LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Sirius XM Radio (continued)
4.13% 7/1/30	355,000	$ 350,193
4.63% 7/15/24	30,000	30,797
5.00% 8/1/27	33,000	33,852
5.38% 4/15/25	21,000	21,567
5.38% 7/15/26	22,000	22,720
5.50% 7/1/29	27,000	28,560
Six Flags Entertainment 4.88% 7/31/24	21,000	18,769
SM Energy
6.13% 11/15/22	55,000	40,150
10.00% 1/15/25	218,000	206,965
Spectrum Brands 5.50% 7/15/30	39,000	39,049
Standard Industries
4.38% 7/15/30	64,000	63,340
5.00% 2/15/27	11,000	11,138
Starbucks
2.55% 11/15/30	251,000	263,218
3.50% 11/15/50	251,000	263,707
Steel Dynamics 3.25% 1/15/31	25,000	25,407
Summit Materials 6.13% 7/15/23	13,000	12,942
Sunoco
4.88% 1/15/23	21,000	20,685
5.50% 2/15/26	17,000	16,490
6.00% 4/15/27	13,000	12,870
Sunoco Logistics Partners Operations 4.00% 10/1/27	84,000	86,056
Talen Energy Supply 7.63% 6/1/28	315,000	315,000
Targa Resources Partners
5.13% 2/1/25	11,000	10,588
5.38% 2/1/27	11,000	10,615
5.88% 4/15/26	22,000	21,780
6.50% 7/15/27	18,000	18,045
6.75% 3/15/24	13,000	12,968
6.88% 1/15/29	18,000	18,855
Teleflex 4.63% 11/15/27	11,000	11,629
Tempur Sealy International 5.50% 6/15/26	13,000	13,130
Tenet Healthcare
4.63% 7/15/24	89,000	87,214
4.63% 9/1/24	13,000	12,708
4.63% 6/15/28	40,000	39,187
4.88% 1/1/26	44,000	43,096
5.13% 5/1/25	30,000	28,956
6.25% 2/1/27	33,000	32,753
Terex 5.63% 2/1/25	13,000	11,830
TJXs 3.88% 4/15/30	173,000	203,260
T-Mobile USA
2.55% 2/15/31	538,000	539,894
3.50% 4/15/25	220,000	239,804
3.75% 4/15/27	743,000	824,358
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
T-Mobile USA (continued)
3.88% 4/15/30		743,000	$ 828,126
TransDigm 6.25% 3/15/26		1,567,000	1,566,021
Union Pacific 3.25% 2/5/50		251,000	274,491
United Rentals North America
4.63% 10/15/25		16,000	16,080
4.88% 1/15/28		35,000	35,875
5.50% 7/15/25		50,000	51,313
5.50% 5/15/27		22,000	22,660
5.88% 9/15/26		22,000	23,056
6.50% 12/15/26		25,000	26,250
US Concrete 6.38% 6/1/24		13,000	12,903
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49		153,000	126,378
VICI Properties
3.50% 2/15/25		146,000	137,240
3.75% 2/15/27		140,000	131,600
4.13% 8/15/30		170,000	162,137
Vistra Operations
5.00% 7/31/27		28,000	28,469
5.50% 9/1/26		22,000	22,509
5.63% 2/15/27		542,000	556,623
Wells Fargo & Co.
μ3.07% 4/30/41		395,000	411,008
3.75% 1/24/24		371,000	405,373
William Carter 5.63% 3/15/27		11,000	11,330
WPX Energy 5.75% 6/1/26		11,000	10,670
Wyndham Hotels & Resorts 5.38% 4/15/26		11,000	10,588
XPO Logistics
6.13% 9/1/23		11,000	11,138
6.25% 5/1/25		140,000	146,650
6.75% 8/15/24		23,000	24,095
			50,188,907
Total Corporate Bonds (Cost $62,362,522)			63,907,402
ΔLOAN AGREEMENTS–0.66%
France–0.12%
•Casino Guichard-Perrachon 5.50% (EURIBOR03M + 5.50%) 1/31/24	EUR	917,000	1,004,751
			1,004,751
Netherlands–0.36%
∞Boels Top Holding 0.00% 2/5/27	EUR	1,210,000	1,304,214
•Ziggo 3.00% (EURIBOR03M + 3.00%) 1/31/29	EUR	1,558,766	1,688,455
			2,992,669

LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States–0.18%
•Airbnb 8.50% (LIBOR03M + 7.50%) 4/17/25	295,000	$ 305,325
•Caesars Resort Collection 2.93% 6/19/25	169,000	158,544
•Douglas Dynamics Holdings 4.75% (LIBOR03M + 3.75%) 6/5/26	59,635	58,293
•Fieldwood Energy 1st Lien 6.25% (LIBOR03M + 5.25%) 4/11/22	214,228	38,919
•Fieldwood Energy 2nd Lien 8.25% (LIBOR03M + 7.25%) 4/11/23	289,208	1,735
•Hilton Worldwide Finance Tranche B2 1.93% (LIBOR01M + 1.75%) 6/22/26	752,715	709,298
•Pacific Gas & Electric Company 5.50% (LIBOR03M + 4.50%) 6/23/25	234,000	229,613
		1,501,727
Total Loan Agreements (Cost $5,985,506)		5,499,147
NON-AGENCY ASSET-BACKED SECURITIES–0.42%
United States–0.42%
•Navient Private Education Loan Trust 1.78% (LIBOR01M + 1.60%) 10/15/31	233,000	233,000
Navient Private Education Refi Loan Trust 3.42% 1/15/43	100,000	102,401
OneMain Financial Issuance Trust 3.84% 5/14/32	837,000	867,406
•SLM Private Credit Student Loan Trust
0.55% (LIBOR03M + 0.24%) 12/16/41	285,084	270,096
0.60% (LIBOR03M + 0.29%) 6/15/39	266,681	247,318
0.64% (LIBOR03M + 0.33%) 6/15/39	175,359	164,436
•SLM Private Education Loan Trust 4.93% (LIBOR01M + 4.75%) 10/15/41	621,000	662,838
SMB Private Education Loan Trust
1.60% 9/15/54	422,000	416,129
3.44% 7/15/36	263,000	274,898
Sofi Professional Loan Program
3.34% 8/25/47	101,000	104,435
3.69% 6/15/48	137,000	143,616
Total Non-Agency Asset-Backed Securities (Cost $3,403,097)		3,486,573
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
United States–0.01%
Vno Mortgage Trust 4.03% 1/10/35	100,000	$ 104,208
Total Non-Agency Collateralized Mortgage Obligation (Cost $101,250)		104,208
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.41%
United States–0.41%
•1211 Avenue of the Americas Trust 4.28% 8/10/35	170,000	175,389
Bank 3.54% 11/15/54	84,029	93,787
•BBCMS Mortgage Trust 1.31% (LIBOR01M + 1.12%) 3/15/37	188,000	179,070
BWAY Mortgage Trust 3.63% 3/10/33	100,000	101,032
•BX Commercial Mortgage Trust
2.23% (LIBOR01M + 2.05%) 11/15/35	98,700	95,250
2.48% (LIBOR01M + 2.30%) 10/15/36	358,275	339,018
2.83% (LIBOR01M + 2.65%) 10/15/36	119,425	112,707
•BX Trust
4.08% 12/9/41	317,000	292,951
4.08% 12/9/41	445,000	394,373
•CD Mortgage Trust 3.91% 11/13/50	33,602	34,966
•CGDBB Commercial Mortgage Trust 2.33% (LIBOR01M + 2.15%) 7/15/32	128,340	127,326
COMM Mortgage Trust
•1.08% (LIBOR01M + 0.90%) 6/15/34	104,000	100,880
3.53% 12/10/47	157,378	168,323
•CORE Mortgage Trust 2.53% (LIBOR01M + 2.35%) 12/15/31	77,000	71,491
CSAIL Commercial Mortgage Trust 2.56% 3/15/53	455,585	486,623
GRACE Mortgage Trust 3.52% 6/10/28	150,000	150,339
JP Morgan Chase Commercial Mortgage Securities Trust 4.03% 3/10/52	167,000	192,781
Morgan Stanley Bank of America Merrill Lynch Trust
3.72% 12/15/49	131,000	146,480
•4.49% 5/15/48	24,948	20,175
UBS Commercial Mortgage Trust 2.92% 10/15/52	45,785	49,573

LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•Wells Fargo Commercial Mortgage Trust 3.87% 6/15/36		100,000	$ 110,265
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $3,464,886)			3,442,799
ΔSOVEREIGN BONDS–10.32%
Argentina–0.19%
Argentine Republic Government International Bond
3.38% 1/15/23	EUR	497,000	211,469
5.25% 1/15/28	EUR	124,000	50,919
5.88% 1/11/28		1,366,000	547,766
6.88% 1/26/27		1,392,000	559,584
7.82% 12/31/33	EUR	483,068	227,240
			1,596,978
Australia–0.76%
Australia Government Bonds 3.00% 3/21/47	AUD	7,253,000	6,369,692
			6,369,692
Colombia–0.05%
Colombia Government International Bond 4.50% 3/15/29		403,000	441,914
			441,914
Dominican Republic–0.03%
Dominican Republic International Bond
5.50% 1/27/25		107,000	108,231
6.88% 1/29/26		100,000	104,800
			213,031
Egypt–0.02%
Egypt Government International Bond 7.60% 3/1/29		200,000	203,500
			203,500
France–0.59%
^French Republic Government Bond OAT 0.00% 11/25/29	EUR	4,324,174	4,946,335
			4,946,335
Germany–0.13%
^Bundesrepublik Deutschland Bundesanleihe 0.00% 8/15/50	EUR	980,735	1,104,952
			1,104,952
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Greece–0.25%
Hellenic Republic Government Bond 2.00% 4/22/27	EUR	1,747,000	$ 2,099,185
			2,099,185
India–0.03%
Export-Import Bank of India 3.88% 2/1/28		200,000	207,224
			207,224
Indonesia–0.03%
Indonesia Government International Bond 6.63% 2/17/37		200,000	273,422
			273,422
Italy–1.33%
Italy Buoni Poliennali Del Tesoro
1.35% 4/1/30	EUR	5,871,000	6,675,562
3.85% 9/1/49	EUR	2,955,000	4,484,928
			11,160,490
Japan–5.66%
Japan Government Thirty Year Bond 0.40% 9/20/49	JPY	883,750,000	7,781,584
^Japan Treasury Discount Bill
0.00% 7/20/20	JPY	593,700,000	5,498,872
0.00% 7/27/20	JPY	650,250,000	6,022,842
0.00% 8/3/20	JPY	681,750,000	6,314,820
0.00% 8/11/20	JPY	838,100,000	7,763,322
0.00% 8/17/20	JPY	756,750,000	7,009,986
0.00% 9/7/20	JPY	233,400,000	2,162,286
0.00% 9/14/20	JPY	515,900,000	4,779,640
			47,333,352
Mexico–0.05%
Mexico Government International Bond 4.75% 4/27/32		408,000	449,820
			449,820
Panama–0.03%
Panama Government International Bond 6.70% 1/26/36		158,000	227,324
			227,324
Peru–0.01%
Peruvian Government International Bond 6.55% 3/14/37		70,000	106,488
			106,488

LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Philippines–0.03%
Philippine Government International Bond 2.95% 5/5/45		200,000	$ 207,457
			207,457
Qatar–0.08%
Qatar Government International Bond
3.40% 4/16/25		415,000	451,316
4.40% 4/16/50		200,000	247,540
			698,856
Romania–0.01%
Romanian Government International Bond 6.13% 1/22/44		84,000	110,040
			110,040
Russia–0.03%
Russian Foreign Bond 5.25% 6/23/47		200,000	264,000
			264,000
Saudi Arabia–0.03%
Saudi Government International Bond 4.63% 10/4/47		200,000	233,192
			233,192
Spain–0.92%
Spain Government Bond
0.60% 10/31/29	EUR	5,184,000	5,956,828
1.25% 10/31/30	EUR	700,000	849,295
2.70% 10/31/48	EUR	566,000	858,061
			7,664,184
Ukraine–0.03%
Ukraine Government International Bond 7.75% 9/1/25		206,000	214,674
			214,674
Uruguay–0.03%
Uruguay Government International Bond 5.10% 6/18/50		179,755	231,886
			231,886
Total Sovereign Bonds (Cost $86,841,943)			86,357,996
U.S. TREASURY OBLIGATIONS–8.19%
U.S. Treasury Bonds
1.13% 5/15/40		1,429,000	1,415,491
×2.38% 11/15/49		7,117,500	8,786,498
U.S. Treasury Inflation Index
0.13% 10/15/24		10,914,277	11,443,168
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Index (continued)
0.13% 1/15/30	5,485,115	$ 5,930,434
U.S. Treasury Inflation Protected Security 0.63% 4/15/23	3,560,232	3,705,460
U.S. Treasury Notes
0.13% 4/15/25	10,288,891	10,788,634
1.75% 11/15/20	5,068,100	5,097,400
×1.75% 11/15/29	19,353,300	21,364,985
Total U.S. Treasury Obligations (Cost $63,853,038)		68,532,070

	Number of Shares
EXCHANGE-TRADED FUNDS–4.25%
Consumer Discretionary Select Sector SPDR® Fund	7,292	931,261
Financial Select Sector SPDR® Fund	34,593	800,482
Industrial Select Sector SPDR® Fund	20,893	1,435,349
Invesco QQQ Trust Series 1 ETF	4,862	1,203,831
iShares China Large-Cap ETF	20,135	799,360
iShares iBoxx $ High Yield Corporate Bond ETF	71,571	5,841,625
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,240	839,280
iShares MSCI Emerging Markets ETF	3,134	125,329
iShares Nasdaq Biotechnology ETF	1,172	160,201
iShares Russell 2000 ETF	9,633	1,379,253
iShares S&P 500 Value ETF	8,834	955,927
KraneShares CSI China Internet ETF	5,324	329,769
SPDR® S&P 500 ETF Trust	6,359	1,960,861
†SPDR® Gold Shares	107,125	17,929,511
†United States Oil Fund	8,037	225,518
VanEck Vectors Semiconductor ETF	4,300	657,040
Total Exchange-Traded Funds (Cost $33,743,512)		35,574,597
MONEY MARKET FUND–0.28%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.11%)	2,338,462	2,338,462
Total Money Market Fund (Cost $2,338,462)		2,338,462

LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–5.02%
U.S. TREASURY OBLIGATIONS–5.02%
≠U.S. Treasury Bills
0.01% 7/23/20	2,000,000	$ 1,999,988
0.09% 7/9/20	4,000,000	3,999,918
0.11% 7/14/20	8,000,000	7,999,694
0.12% 7/7/20	4,000,000	3,999,920
0.12% 7/9/20	3,000,000	2,999,919
0.13% 7/14/20	4,000,000	3,999,819
0.63% 8/20/20	2,000,000	1,998,292
0.77% 8/27/20	4,000,000	3,995,187
≠U.S. Treasury Cash Management Bill
0.13% 9/22/20	7,000,000	6,997,902
0.16% 10/6/20	4,000,000	3,998,545
		41,989,184
Total Short-Term Investments (Cost $41,989,038)		41,989,184

	Number of Contracts
OPTIONS PURCHASED–1.15%
Call Swaptions Purchased–0.14%
10 yr Constant Maturity Swap Receive 0.5%, expiration date 8/27/20, notional amount $37,132,279 GSI	74,264,558	38,542
10 yr IRS receive a fixed rate 1.08% and pay a floating rate based on 3-month USD LIBOR, expiration date 8/13/20, notional amount $5,718,625 BOA	5,295,023	228,711
30 yr Constant Maturity Swap Receive 0.85%, expiration date 12/18/20, notional amount $4,024,649 GSI	4,734,881	258,518
30 yr Constant Maturity Swap Receive 0.93%, expiration date 10/21/20, notional amount $3,260,580 MSC	3,506,000	175,791
30 yr Constant Maturity Swap Receive 1.00%, expiration date 6/4/21, notional amount $4,044,230 JPMC	4,044,230	362,829
30 yr Constant Maturity Swap Receive 1.00%, expiration date 6/11/21, notional amount $1,318,771 BNP	1,318,771	119,060
		1,183,451
Put Options Purchased–0.07%
American Airlines Group Strike price $13, expiration date 7/17/20, notional amount $249,600	192	21,120
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Put Options Purchased (continued)
Anthem Strike price $250, expiration date 12/18/20, notional amount $800,000	32	$ 79,360
Anthem Strike price $260, expiration date 9/18/20, notional amount $806,000	31	60,760
ASML Holding Strike price EUR265, expiration date 9/18/20, notional amount EUR228,960 CSI	864	5,248
BJ's Wholesale Club Holdings Strike price $30, expiration date 11/20/20, notional amount $207,000	69	10,868
Chewy Strike price $45, expiration date 10/16/20, notional amount $121,500	27	17,010
Etsy Strike price $70, expiration date 9/18/20, notional amount $189,000	27	5,130
EUR vs JPY Strike price EUR116.5, expiration date 8/19/20, notional amount EUR288,221,000 HSBC	2,474,000	5,995
EUR vs USD Strike price EUR1.065, expiration date 8/19/20, notional amount EUR4,392,060 CITI	4,124,000	1,738
EUR vs. USD Strike price EUR1.115, expiration date 7/23/20, notional amount EUR1,441,695 BOA	1,293,000	5,266
EURO STOXX 50 Strike price EUR10, expiration date 9/10/20, notional amount EUR342,560 UBS	34,256	1,343
SPDR S&P 500 ETF Trust Strike price $290, expiration date 8/21/20, notional amount $3,190,000	110	71,720
SPDR S&P 500 ETF Trust Strike price $295, expiration date 7/1/20, notional amount $1,180,000	40	240
SPDR S&P 500 ETF Trust Strike price $295, expiration date 7/2/20, notional amount $1,180,000	40	960
SPDR S&P 500 ETF Trust Strike price $305, expiration date 7/17/20, notional amount $5,429,000	178	96,120

LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Put Options Purchased (continued)
SPDR S&P Retail ETF Strike price $42, expiration date 9/18/20, notional amount $289,800	69	$ 19,113
Stamps.com Strike price $170, expiration date 8/21/20, notional amount $85,000	5	9,100
Taiwan Semiconductor Manufacturing Strike price TWD284.4494, expiration date 8/19/20, notional amount TWD23,355,856 MSC	82,109	7,667
Tencent Holdings Strike price HKD392.2237, expiration date 9/29/20, notional amount HKD3,155,440 JPMC	8,045	3,567
UnitedHealth Group Strike price $280, expiration date 9/18/20, notional amount $784,000	28	43,960
UnitedHealth Group Strike price $280, expiration date 12/18/20, notional amount $784,000	28	71,680
USD vs CAD Strike price CAD1.365, expiration date 8/28/20, notional amount CAD5,737,095 MSC	4,203,000	61,364
USD vs JPY Strike price JPY103, expiration date 7/9/20, notional amount JPY725,738,000 MSC	7,046,000	218
Wayfair Strike price $160, expiration date 8/21/20, notional amount $112,000	7	6,650
		606,197
Put Swaptions Purchased–0.00%
10 yr Constant Maturity Swap Pay 0.75%, expiration date 10/2/20, notional amount $1,896,354 JPMC	2,528,472	23,600
10 yr IRS receive a fixed rate 1.80% and pay a floating rate based on 3-month USD LIBOR, expiration date 8/11/20, notional amount $17,742,737 JPMC	9,857,076	41
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Put Swaptions Purchased (continued)
10 yr IRS receive a fixed rate 2.08% and pay a floating rate based on 3-month USD LIBOR, expiration date 8/13/20, notional amount $11,013,648 BOA	5,295,023	$ 8
		23,649
Call Options Purchased–0.94%
Agilent Technologies Strike price $87.5, expiration date 8/21/20, notional amount $1,087,888 CITI	12,433	58,420
Alibaba Group Holding Strike price $205, expiration date 7/17/20, notional amount $430,500	21	27,825
Alibaba Group Holding Strike price $210, expiration date 2/19/21, notional amount $1,575,000	75	198,750
Amazon.com Strike price $2,300, expiration date 7/17/20, notional amount $1,380,000	6	272,880
Amazon.com Strike price $2,350, expiration date 1/15/21, notional amount $235,000	1	51,500
Apple Strike price $300, expiration date 10/16/20, notional amount $840,000	28	194,460
Apple Strike price $320, expiration date 9/18/20, notional amount $1,691,520 MSC	5,286	279,048
Autodesk Strike price $155, expiration date 7/17/20, notional amount $418,500	27	227,340
Bank of America Strike price $27, expiration date 12/18/20, notional amount $618,300	229	31,831
Boston Scientific Strike price $35, expiration date 8/21/20, notional amount $420,000	120	24,480
Capital One Financial Strike price $55, expiration date 11/20/20, notional amount $331,980 BOA	6,036	78,625
Capital One Financial Strike price $72.5, expiration date 9/18/20, notional amount $804,750	111	31,302

LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
Costco Wholesale Strike price $315, expiration date 10/16/20, notional amount $504,000	16	$ 14,720
Estx Banks Strike price EUR70, expiration date 9/18/20, notional amount EUR941,500	269	39,289
EUR vs USD Strike price EUR1.135, expiration date 7/16/20, notional amount EUR6,883,357 BNP	6,064,632	15,923
EUR vs USD Strike price EUR1.135, expiration date 9/17/20, notional amount EUR4,588,905 JPMC	4,043,088	43,743
EUR vs USD Strike price EUR1.135, expiration date 9/25/20, notional amount EUR5,263,577 BOA	4,637,513	54,187
EURO STOXX 50 Strike price EUR3,400, expiration date 12/17/21, notional amount EUR1,757,800 CSI	517	114,921
Financial Select Sector SPDR Fund Strike price $25, expiration date 7/17/20, notional amount $1,362,500	545	7,085
Financial Select Sector SPDR Fund Strike price $25, expiration date 9/18/20, notional amount $865,000	346	24,912
Global Payments Strike price $195, expiration date 8/21/20, notional amount $877,500	45	7,290
Home Depot Strike price $200, expiration date 8/21/20, notional amount $720,000	36	187,110
Home Depot Strike price $240, expiration date 7/17/20, notional amount $1,680,000	70	92,470
Invesco QQQ Trust Series 1 ETF Strike price $228, expiration date 7/17/20, notional amount $1,778,400	78	164,268
Invesco QQQ Trust Series 1 ETF Strike price $253, expiration date 9/18/20, notional amount $1,745,700	69	62,652
Invesco QQQ Trust Series 1 ETF Strike price $255, expiration date 8/21/20, notional amount $1,377,000	54	33,480
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
Invesco QQQ Trust Series 1 ETF Strike price $260, expiration date 8/21/20, notional amount $2,158,000	83	$ 33,283
iShares iBoxx High Yield Corporate Bond ETF Strike price $82, expiration date 7/17/20, notional amount $3,608,000	440	32,560
iShares Russell 2000 ETF Strike price $145, expiration date 8/21/20, notional amount $1,928,500	133	89,509
iShares Russell 2000 ETF Strike price $160, expiration date 9/18/20, notional amount $3,520,000	220	45,980
JPMorgan Chase & Strike price $110, expiration date 12/18/20, notional amount $583,000	53	20,140
L3Harris Technologies Strike price $200, expiration date 8/21/20, notional amount $420,000	21	2,205
LVMH Moet Hennessy Louis Vuitton Strike price EUR390, expiration date 9/18/20, notional amount EUR679,380 BCLY	1,742	39,518
Mastercard Strike price $305, expiration date 8/21/20, notional amount $854,000	28	27,412
Microsoft Strike price $165, expiration date 12/18/20, notional amount $808,500	49	211,313
NXP Semiconductors Strike price $110, expiration date 9/18/20, notional amount $451,000	41	51,414
PPG Industries Strike price $95, expiration date 8/21/20, notional amount $845,500	89	113,920
Raytheon Technologies Strike price $75, expiration date 9/18/20, notional amount $495,000	66	7,854
SPDR Gold Shares Strike price $165, expiration date 8/31/20, notional amount $5,551,425 SOC	33,645	210,307
SPDR Gold Shares Strike price $166, expiration date 7/31/20, notional amount $2,781,330 JPMC	16,755	67,457

LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
SPDR Gold Shares Strike price $167, expiration date 8/21/20, notional amount $9,084,466 SOC	54,398	$ 257,384
SPDR Gold Shares Strike price $167, expiration date 9/18/20, notional amount $1,119,067 GSI	6,701	40,406
SPDR Gold Shares Strike price $168, expiration date 7/17/20, notional amount $7,023,744 SOC	41,808	87,418
SPDR Gold Shares Strike price $170, expiration date 9/18/20, notional amount $6,414,270 MSC	37,731	180,257
SPDR Gold Shares Strike price $170, expiration date 9/30/20, notional amount $5,670,350 MSC	33,355	175,421
SPDR Gold Shares Strike price $180, expiration date 9/18/20, notional amount $3,222,000	179	40,454
SPDR Gold Shares Strike price $185, expiration date 12/18/20, notional amount $8,364,775 BNP	45,215	183,244
SPDR S&P 500 ETF Trust Strike price $285, expiration date 7/17/20, notional amount $3,733,500	131	340,993
SPDR S&P 500 ETF Trust Strike price $290, expiration date 9/18/20, notional amount $1,450,000	50	142,550
SPDR S&P 500 ETF Trust Strike price $290, expiration date 12/18/20, notional amount $5,133,000	177	594,366
SPDR S&P 500 ETF Trust Strike price $294, expiration date 9/30/20, notional amount $1,176,000	40	101,760
SPDR S&P 500 ETF Trust Strike price $300, expiration date 7/17/20, notional amount $2,370,000	79	98,434
SPDR S&P 500 ETF Trust Strike price $300, expiration date 9/18/20, notional amount $1,800,000	60	121,080
SPDR S&P 500 ETF Trust Strike price $300, expiration date 12/18/20, notional amount $8,190,000	273	750,750
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
SPDR S&P 500 ETF Trust Strike price $305, expiration date 12/17/21, notional amount $3,111,000	102	$ 347,310
SPDR S&P 500 ETF Trust Strike price $310, expiration date 7/17/20, notional amount $2,542,000	82	46,904
SPDR S&P 500 ETF Trust Strike price $315, expiration date 8/21/20, notional amount $6,079,500	193	154,400
SPDR S&P 500 ETF Trust Strike price $320, expiration date 8/21/20, notional amount $6,208,000	194	108,252
SPDR S&P 500 ETF Trust Strike price $325, expiration date 8/21/20, notional amount $1,040,000	32	11,808
SPDR S&P 500 ETF Trust Strike price $325, expiration date 9/18/20, notional amount $3,802,500	117	69,966
SPDR S&P 500 ETF Trust Strike price $330, expiration date 9/18/20, notional amount $6,996,000	212	88,404
SPDR S&P 500 ETF Trust Strike price $335, expiration date 8/21/20, notional amount $8,743,500	261	38,889
SPDR S&P 500 ETF Trust Strike price $350, expiration date 11/20/20, notional amount $4,900,000	140	38,500
SPDR S&P 500 ETF Trust Strike price $350, expiration date 12/31/20, notional amount $2,415,000	69	22,770
SPDR S&P 500 ETF Trust Strike price $360, expiration date 6/18/21, notional amount $8,280,000 MSC	23,000	116,350
Starbucks Strike price $77.5, expiration date 10/16/20, notional amount $418,500	54	18,630
Union Pacific Strike price $182.5, expiration date 9/18/20, notional amount $1,130,405 GSI	6,194	27,308
USD vs NOK Strike price NOK10.7, expiration date 11/19/20, notional amount NOK44,982,800 MSC	4,204,000	36,995

LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
VanEck Vectors Semiconductor ETF Strike price $145, expiration date 1/15/21, notional amount $1,276,000	88	$ 176,440
VanEck Vectors Semiconductor ETF Strike price $160, expiration date 8/21/20, notional amount $688,000	43	19,780
VMware Strike price $160, expiration date 10/16/20, notional amount $1,152,000	72	78,768
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
Walt Disney Strike price $110, expiration date 9/18/20, notional amount $572,000	52	$ 45,240
Wells Fargo & Strike price $35, expiration date 10/16/20, notional amount $416,500	119	5,117
		7,857,731
Total Options Purchased (Cost $7,695,406)		9,671,028

TOTAL INVESTMENTS–100.70% (Cost $782,922,204)	842,568,411

	Number of Shares	Value (U.S. $)
COMMON STOCK SOLD SHORT–(0.08)%
United States–(0.08)%
Netflix	(1,456)	$ (662,538)
Total Common Stock Sold Short (Proceeds $448,511)		(662,538)

	Number of Contracts
OPTIONS WRITTEN–(0.99)%
Put Options Written–(0.23)%
Adobe Strike price $335, expiration date 7/17/20, notional amount $(435,500)	(13)	(663)
Agilent Technologies Strike price $75, expiration date 8/21/20, notional amount $(621,525) CITI	(8,287)	(7,623)
Alibaba Group Holding Strike price $190, expiration date 2/19/21, notional amount $(1,425,000)	(75)	(90,563)
Amazon.com Strike price $1,850, expiration date 1/15/21, notional amount $(185,000)	(1)	(3,600)
American Airlines Group Strike price $9, expiration date 7/17/20, notional amount $(172,800)	(192)	(1,920)
Anthem Strike price $210, expiration date 12/18/20, notional amount $(672,000)	(32)	(40,000)
Anthem Strike price $230, expiration date 9/18/20, notional amount $(713,000)	(31)	(32,550)
ASML Holding Strike price EUR220, expiration date 7/17/20, notional amount EUR(294,360) UBS	(1,338)	(278)
ASML Holding Strike price EUR235, expiration date 9/18/20, notional amount EUR(203,040) CSI	(864)	(2,658)
AUD vs USD Strike price AUD0.58, expiration date 7/24/20, notional amount AUD(2,915,080) JPMC	(5,026,000)	(3)
Autodesk Strike price $140, expiration date 7/17/20, notional amount $(728,000)	(52)	(598)
Bank of America Strike price $19, expiration date 8/21/20, notional amount $(332,500)	(175)	(5,950)
Bank of America Strike price $20, expiration date 9/18/20, notional amount $(320,000)	(160)	(11,520)
Bank of America Strike price $21, expiration date 8/21/20, notional amount $(262,500)	(125)	(7,875)
BJ's Wholesale Club Holdings Strike price $25, expiration date 11/20/20, notional amount $(172,500)	(69)	(5,175)
Boston Scientific Strike price $26, expiration date 8/21/20, notional amount $(312,000)	(120)	(2,880)
Capital One Financial Strike price $44, expiration date 8/21/20, notional amount $(265,584) NSI	(6,036)	(5,597)
Capital One Financial Strike price $55, expiration date 9/18/20, notional amount $(610,500)	(111)	(40,515)
Chewy Strike price $35, expiration date 10/16/20, notional amount $(94,500)	(27)	(5,940)
Citigroup Strike price $40, expiration date 9/18/20, notional amount $(340,000)	(85)	(8,925)
Citigroup Strike price $42.5, expiration date 8/21/20, notional amount $(348,500)	(82)	(9,676)
Comcast Strike price $32.5, expiration date 7/17/20, notional amount $(721,500)	(222)	(1,332)
Costco Wholesale Strike price $280, expiration date 10/16/20, notional amount $(448,000)	(16)	(12,320)
Etsy Strike price $60, expiration date 9/18/20, notional amount $(162,000)	(27)	(2,430)
EUR vs JPY Strike price EUR110, expiration date 8/19/20, notional amount EUR(272,140,000) DB	(2,474,000)	(870)
EUR vs USD Strike price EUR1.03, expiration date 7/23/20, notional amount EUR(7,764,140) BOA	(7,538,000)	(8)
LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Put Options Written (continued)
EURO STOXX 50 Strike price EUR2,600, expiration date 12/17/21, notional amount EUR(1,344,200) CSI	(517)	$ (96,340)
Financial Select Sector SPDR Fund Strike price $19, expiration date 7/17/20, notional amount $(1,035,500)	(545)	(2,180)
Financial Select Sector SPDR Fund Strike price $21, expiration date 8/21/20, notional amount $(726,600)	(346)	(20,068)
Financial Select Sector SPDR Fund Strike price $23, expiration date 7/17/20, notional amount $(2,398,900)	(1,043)	(76,139)
Global Payments Strike price $165, expiration date 8/21/20, notional amount $(742,500)	(45)	(34,650)
Home Depot Strike price $185, expiration date 7/17/20, notional amount $(1,295,000)	(70)	(1,330)
iShares Russell 2000 ETF Strike price $115, expiration date 8/21/20, notional amount $(1,529,500)	(133)	(17,556)
JPMorgan Chase & Strike price $75, expiration date 8/21/20, notional amount $(330,000)	(44)	(5,016)
JPMorgan Chase & Strike price $85, expiration date 7/17/20, notional amount $(731,000)	(86)	(8,256)
L3Harris Technologies Strike price $145, expiration date 8/21/20, notional amount $(304,500)	(21)	(6,195)
LVMH Moet Hennessy Louis Vuitton Strike price EUR355, expiration date 9/18/20, notional amount EUR(412,155) BCLY	(1,161)	(14,032)
Mastercard Strike price $260, expiration date 8/21/20, notional amount $(728,000)	(28)	(13,440)
Morgan Stanley Strike price $35, expiration date 7/17/20, notional amount $(364,000)	(104)	(312)
Morgan Stanley Strike price $40, expiration date 8/21/20, notional amount $(348,000)	(87)	(7,830)
Netflix Strike price $300, expiration date 9/18/20, notional amount $(420,000)	(14)	(2,590)
NXP Semiconductors Strike price $80, expiration date 9/18/20, notional amount $(328,000)	(41)	(9,225)
PPG Industries Strike price $85, expiration date 8/21/20, notional amount $(374,000)	(44)	(6,160)
Raytheon Technologies Strike price $60, expiration date 9/18/20, notional amount $(198,000)	(33)	(15,312)
Roche Holding Strike price CHF300, expiration date 10/16/20, notional amount CHF(220,800) BCLY	(736)	(5,355)
Roche Holding Strike price CHF305, expiration date 9/18/20, notional amount CHF(326,960) BCLY	(1,072)	(6,897)
Sanofi Strike price EUR80, expiration date 8/21/20, notional amount EUR(329,680) BCLY	(4,121)	(4,099)
SPDR Gold Shares Strike price $145, expiration date 9/18/20, notional amount $(3,039,490) MSC	(20,962)	(9,201)
SPDR Gold Shares Strike price $153, expiration date 9/30/20, notional amount $(1,915,560) GSI	(12,520)	(17,481)
SPDR Gold Shares Strike price $155, expiration date 8/31/20, notional amount $(5,214,975) SOC	(33,645)	(33,896)
SPDR Gold Shares Strike price $155, expiration date 9/30/20, notional amount $(3,877,170) MSC	(25,014)	(43,862)
=SPDR Gold Shares Strike price $158, expiration date 7/17/20, notional amount $(3,292,246) SOC	(20,837)	(7,293)
SPDR S&P 500 ETF Trust Strike price $220, expiration date 11/20/20, notional amount $(3,080,000)	(140)	(44,380)
SPDR S&P 500 ETF Trust Strike price $230, expiration date 9/30/20, notional amount $(2,829,000)	(123)	(23,739)
SPDR S&P 500 ETF Trust Strike price $245, expiration date 8/21/20, notional amount $(2,695,000)	(110)	(14,740)
SPDR S&P 500 ETF Trust Strike price $250, expiration date 12/31/20, notional amount $(1,725,000)	(69)	(55,752)
SPDR S&P 500 ETF Trust Strike price $253, expiration date 9/30/20, notional amount $(1,037,300)	(41)	(17,015)
SPDR S&P 500 ETF Trust Strike price $255, expiration date 8/21/20, notional amount $(2,550,000)	(100)	(19,200)
SPDR S&P 500 ETF Trust Strike price $265, expiration date 7/17/20, notional amount $(4,240,000)	(160)	(8,480)
SPDR S&P 500 ETF Trust Strike price $265, expiration date 8/21/20, notional amount $(848,000)	(32)	(8,480)
SPDR S&P 500 ETF Trust Strike price $265, expiration date 9/18/20, notional amount $(848,000)	(32)	(15,456)
SPDR S&P 500 ETF Trust Strike price $275, expiration date 9/18/20, notional amount $(2,557,500)	(93)	(58,311)
SPDR S&P 500 ETF Trust Strike price $281, expiration date 7/17/20, notional amount $(2,219,900)	(79)	(10,112)
SPDR S&P 500 ETF Trust Strike price $282, expiration date 9/18/20, notional amount $(1,015,200)	(36)	(28,008)
SPDR S&P 500 ETF Trust Strike price $285, expiration date 7/17/20, notional amount $(4,674,000)	(164)	(26,732)
SPDR S&P 500 ETF Trust Strike price $285, expiration date 9/18/20, notional amount $(1,140,000)	(40)	(33,760)
SPDR S&P 500 ETF Trust Strike price $295, expiration date 10/16/20, notional amount $(2,920,500)	(99)	(133,353)
SPDR S&P Retail ETF Strike price $37, expiration date 9/18/20, notional amount $(255,300)	(69)	(8,315)
Stamps.com Strike price $120, expiration date 8/21/20, notional amount $(60,000)	(5)	(2,000)
Sumitomo Mitsui Financial Group Strike price JPY3,400, expiration date 3/12/21, notional amount JPY(72,216,000) MSC	(21,240)	(111,958)
Sumitomo Mitsui Financial Group Strike price JPY3,786.5967, expiration date 12/11/20, notional amount JPY(71,388,708) MSC	(18,853)	(150,942)
Sumitomo Mitsui Financial Group Strike price JPY3,820.96, expiration date 9/11/20, notional amount JPY(72,036,559) MSC	(18,853)	(138,916)
Taiwan Semiconductor Manufacturing Strike price TWD250.016, expiration date 8/19/20, notional amount TWD(20,528,564) MSC	(82,109)	(736)
Tencent Holdings Strike price HKD350.937, expiration date 9/29/20, notional amount HKD(2,823,288) JPMC	(8,045)	(1,593)
TOPIX Bank Index Strike price JPY131, expiration date 3/12/21, notional amount JPY(71,733,373) BNP	(547,583)	(108,198)
LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Put Options Written (continued)
Union Pacific Strike price $155, expiration date 9/18/20, notional amount $(704,320) GSI	(4,544)	$ (27,838)
UnitedHealth Group Strike price $230, expiration date 9/18/20, notional amount $(644,000)	(28)	(12,740)
UnitedHealth Group Strike price $240, expiration date 12/18/20, notional amount $(672,000)	(28)	(33,390)
USD vs JPY Strike price JPY97, expiration date 7/09/20, notional amount JPY(683,462,000) MSC	(7,046,000)	(14)
USD vs JPY Strike price JPY103, expiration date 7/21/20, notional amount JPY(775,899,000) JPMC	(7,533,000)	(753)
VMware Strike price $130, expiration date 10/16/20, notional amount $(936,000)	(72)	(38,088)
Walt Disney Strike price $90, expiration date 7/17/20, notional amount $(684,000)	(76)	(1,900)
Wayfair Strike price $120, expiration date 8/21/20, notional amount $(84,000)	(7)	(1,645)
		(1,902,728)
Put Swaptions Written–(0.05)%
10 yr Constant Maturity Swap Receive 0.88%, expiration date 8/19/20, notional amount $(11,998,000) GSI	(11,998,000)	(28,113)
10 yr IRS pay a fixed rate 0.66% and receive a floating rate based on 3-month USD LIBOR, expiration date 9/23/20, notional amount $(1,236,000) JPMC	(1,236,000)	(15,321)
10 yr IRS pay a fixed rate 0.67% and receive a floating rate based on 3-month USD LIBOR, expiration date 9/10/20, notional amount $(808,365) MSC	(808,365)	(8,480)
10 yr IRS pay a fixed rate 0.76% and receive a floating rate based on 3-month USD LIBOR, expiration date 9/25/20, notional amount $(988,000) DB	(988,000)	(8,142)
12 yr IRS pay a fixed rate 2.00% and receive a floating rate based on 3-month USD LIBOR, expiration date 2/11/22, notional amount $(9,857,076) JPMC	(9,857,076)	(48,341)
2 yr IRS pay a fixed rate 1.88% and receive a floating rate based on 3-month USD LIBOR, expiration date 8/13/20, notional amount $(26,041,244) BOA	(26,041,244)	(0)
30 yr Constant Maturity Swap Receive 1.19%, expiration date 10/21/20, notional amount $(3,506,000) MSC	(3,506,000)	(77,097)
30 yr Constant Maturity Swap Receive 1.20%, expiration date 12/18/20, notional amount $(4,734,881) GSI	(4,734,881)	(131,771)
5 yr Constant Maturity Swap Pay 0.02%, expiration date 4/08/22, notional amount EUR(6,820,000) BCLY	(6,820,000)	(47,546)
5 yr Constant Maturity Swap Pay 0.15%, expiration date 4/19/22, notional amount EUR(1,794,881) BCLY	(1,794,881)	(17,158)
5 yr Constant Maturity Swap Receive 0.13%, expiration date 4/19/22, notional amount EUR(4,500,000) MSC	(4,500,000)	(41,023)
		(422,992)
Call Swaptions Written–(0.12)%
10 yr IRS pay a fixed rate 0.66% and receive a floating rate based on 3-month USD LIBOR, expiration date 9/23/20, notional amount $(1,236,000) JPMC	(1,236,000)	(15,785)
10 yr IRS pay a fixed rate 0.66% and receive a floating rate based on 3-month USD LIBOR, expiration date 9/10/20, notional amount $(808,365) MSC	(808,365)	(10,157)
10 yr IRS pay a fixed rate 0.76% and receive a floating rate based on 3-month USD LIBOR, expiration date 9/25/20, notional amount $(988,000) DB	(988,000)	(18,555)
2 yr IRS pay a fixed rate 0.88% and receive a floating rate based on 3-month USD LIBOR, expiration date 8/13/20, notional amount $(24,457,338) BOA	(24,457,338)	(327,366)
30 yr Constant Maturity Swap Pay 0.50%, expiration date 6/04/21, notional amount $(4,044,230) JPMC	(4,044,230)	(142,559)
30 yr Constant Maturity Swap Pay 0.50%, expiration date 6/11/21, notional amount $(1,318,771) BNP	(1,318,771)	(47,084)
30 yr Constant Maturity Swap Pay 0.60%, expiration date 12/18/20, notional amount $(4,734,881) GSI	(4,734,881)	(142,042)
30 yr Constant Maturity Swap Pay 0.69%, expiration date 10/21/20, notional amount $(3,506,000) MSC	(3,506,000)	(86,461)
5 yr Constant Maturity Swap Pay 0.03%, expiration date 4/19/22, notional amount EUR(4,500,000) BOA	(4,500,000)	(75,773)
5 yr Constant Maturity Swap Receive 0.02%, expiration date 4/08/22, notional amount EUR(6,820,000) BCLY	(6,820,000)	(143,283)
5 yr Constant Maturity Swap Receive 0.15%, expiration date 4/19/22, notional amount EUR(1,794,881) BCLY	(1,794,881)	(28,849)
		(1,037,914)
Call Options Written–(0.59)%
Abbott Laboratories Strike price $100, expiration date 8/21/20, notional amount $(460,000)	(46)	(5,520)
AbbVie Strike price $100, expiration date 9/18/20, notional amount $(460,000)	(46)	(19,320)
Adobe Strike price $400, expiration date 7/17/20, notional amount $(520,000)	(13)	(49,270)
Agilent Technologies Strike price $97.5, expiration date 8/21/20, notional amount $(1,212,218) CITI	(12,433)	(13,459)
Agilent Technologies Strike price $97.5, expiration date 8/21/20, notional amount $(468,000)	(48)	(5,400)
Air Products and Chemicals Strike price $270, expiration date 9/18/20, notional amount $(459,000)	(17)	(5,406)
LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Call Options Written (continued)
Alphabet Strike price $1,425, expiration date 9/18/20, notional amount $(142,500)	(1)	$ (7,280)
Alphabet Strike price $1,540, expiration date 8/21/20, notional amount $(924,000)	(6)	(12,390)
Alphabet Strike price $1,580, expiration date 8/21/20, notional amount $(474,000)	(3)	(3,600)
Amazon.com Strike price $2,485, expiration date 9/18/20, notional amount $(248,500)	(1)	(34,825)
Amazon.com Strike price $2,820, expiration date 8/21/20, notional amount $(1,974,000)	(7)	(87,675)
Amazon.com Strike price $2,900, expiration date 1/15/21, notional amount $(870,000)	(3)	(64,575)
Anthem Strike price $290, expiration date 7/17/20, notional amount $(870,000)	(30)	(1,530)
Anthem Strike price $290, expiration date 12/18/20, notional amount $(928,000)	(32)	(53,760)
Anthem Strike price $300, expiration date 7/17/20, notional amount $(900,000)	(30)	(750)
Anthem Strike price $300, expiration date 9/18/20, notional amount $(690,000)	(23)	(10,580)
Anthem Strike price $310, expiration date 9/18/20, notional amount $(713,000)	(23)	(6,463)
Apple Strike price $325, expiration date 9/18/20, notional amount $(227,500)	(7)	(34,251)
Apple Strike price $330, expiration date 10/16/20, notional amount $(1,815,000)	(55)	(268,785)
Apple Strike price $355, expiration date 8/21/20, notional amount $(994,000)	(28)	(66,724)
Apple Strike price $370, expiration date 9/18/20, notional amount $(2,479,000) GSI	(6,700)	(130,649)
Applied Materials Strike price $60, expiration date 7/17/20, notional amount $(516,000)	(86)	(21,070)
ASML Holding Strike price EUR290, expiration date 7/17/20, notional amount EUR(388,020) UBS	(1,338)	(58,679)
ASML Holding Strike price EUR305, expiration date 9/18/20, notional amount EUR(263,520) CSI	(864)	(33,712)
AUD vs USD Strike price AUD0.67, expiration date 7/24/20, notional amount AUD(3,367,420) JPMC	(5,026,000)	(111,684)
Autodesk Strike price $195, expiration date 7/17/20, notional amount $(507,000)	(26)	(112,580)
Autodesk Strike price $210, expiration date 7/17/20, notional amount $(945,000)	(45)	(136,800)
Bank of America Strike price $28, expiration date 8/21/20, notional amount $(490,000)	(175)	(5,425)
Bank of America Strike price $29, expiration date 8/21/20, notional amount $(362,500)	(125)	(2,875)
Boston Scientific Strike price $40, expiration date 8/21/20, notional amount $(460,000)	(115)	(5,060)
Bristol-Myers Squibb Strike price $67.5, expiration date 9/18/20, notional amount $(472,500)	(70)	(3,010)
Capital One Financial Strike price $70, expiration date 11/20/20, notional amount $(422,520) NSI	(6,036)	(32,997)
Charter Communications Strike price $600, expiration date 9/18/20, notional amount $(900,000)	(15)	(3,375)
Citigroup Strike price $60, expiration date 8/21/20, notional amount $(492,000)	(82)	(6,560)
Citigroup Strike price $60, expiration date 9/18/20, notional amount $(204,000)	(34)	(4,624)
Comcast Strike price $40, expiration date 10/16/20, notional amount $(932,000)	(233)	(54,755)
Costco Wholesale Strike price $345, expiration date 10/16/20, notional amount $(552,000)	(16)	(3,560)
DIGI Strike price EUR10.5, expiration date 9/10/20, notional amount EUR(71,936) UBS	(6,851)	(1,909)
DR Horton Strike price $47.5, expiration date 8/21/20, notional amount $(237,500)	(50)	(47,375)
eBay Strike price $50, expiration date 8/21/20, notional amount $(185,000)	(37)	(16,280)
Estx Banks Strike price EUR80, expiration date 9/18/20, notional amount EUR(2,152,000)	(538)	(21,911)
EUR vs USD Strike price EUR1.12, expiration date 7/23/20, notional amount EUR(8,442,560) BOA	(7,538,000)	(73,680)
EUR vs USD Strike price EUR1.155, expiration date 7/16/20, notional amount EUR(7,004,650) BNP	(6,064,632)	(2,705)
EUR vs USD Strike price EUR1.155, expiration date 9/17/20, notional amount EUR(4,669,767) JPMC	(4,043,088)	(21,349)
EUR vs USD Strike price EUR1.155, expiration date 9/25/20, notional amount EUR(5,356,328) BOA	(4,637,513)	(27,093)
Facebook Strike price $215, expiration date 9/18/20, notional amount $(215,000)	(10)	(23,700)
Facebook Strike price $255, expiration date 8/21/20, notional amount $(1,147,500)	(45)	(18,450)
FleetCor Technologies Strike price $250, expiration date 8/21/20, notional amount $(850,000)	(34)	(58,140)
FleetCor Technologies Strike price $260, expiration date 8/21/20, notional amount $(442,000)	(17)	(22,015)
HCA Healthcare Strike price $115, expiration date 8/21/20, notional amount $(448,500)	(39)	(7,488)
Home Depot Strike price $220, expiration date 8/21/20, notional amount $(396,000)	(18)	(58,500)
Home Depot Strike price $240, expiration date 8/21/20, notional amount $(864,000)	(36)	(62,460)
Home Depot Strike price $260, expiration date 7/17/20, notional amount $(1,820,000)	(70)	(14,000)
Humana Strike price $465, expiration date 8/21/20, notional amount $(186,000)	(4)	(500)
Intel Strike price $75, expiration date 9/18/20, notional amount $(187,500)	(25)	(550)
Invesco QQQ Trust Series 1 ETF Strike price $226, expiration date 9/18/20, notional amount $(1,152,600)	(51)	(133,110)
Invesco QQQ Trust Series 1 ETF Strike price $270, expiration date 8/21/20, notional amount $(4,482,000)	(166)	(26,228)
Invesco QQQ Trust Series 1 ETF Strike price $275, expiration date 8/21/20, notional amount $(2,227,500)	(81)	(7,128)
iShares Russell 2000 ETF Strike price $155, expiration date 8/21/20, notional amount $(2,061,500)	(133)	(29,526)
Johnson & Johnson Strike price $165, expiration date 9/18/20, notional amount $(181,500)	(11)	(440)
LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Call Options Written (continued)
JPMorgan Chase & Strike price $110, expiration date 8/21/20, notional amount $(484,000)	(44)	$ (4,532)
Lennar Strike price $50, expiration date 8/21/20, notional amount $(210,000)	(42)	(53,970)
Lowe's Companies Strike price $140, expiration date 8/21/20, notional amount $(476,000)	(34)	(16,320)
Lowe's Companies Strike price $145, expiration date 8/21/20, notional amount $(1,044,000)	(72)	(19,152)
Marsh & McLennan Companies Strike price $120, expiration date 10/16/20, notional amount $(468,000)	(39)	(5,168)
Marvell Technology Group Strike price $35, expiration date 8/21/20, notional amount $(185,500)	(53)	(11,766)
Mastercard Strike price $325, expiration date 8/21/20, notional amount $(975,000)	(30)	(9,600)
McDonald's Strike price $210, expiration date 8/21/20, notional amount $(903,000)	(43)	(3,225)
McDonald's Strike price $210, expiration date 9/18/20, notional amount $(924,000)	(44)	(5,368)
Merck & Strike price $85, expiration date 9/18/20, notional amount $(459,000)	(54)	(5,940)
Microsoft Strike price $190, expiration date 9/18/20, notional amount $(209,000)	(11)	(21,725)
Microsoft Strike price $190, expiration date 12/18/20, notional amount $(931,000)	(49)	(122,010)
Microsoft Strike price $200, expiration date 7/17/20, notional amount $(880,000)	(44)	(30,712)
Morgan Stanley Strike price $50, expiration date 9/18/20, notional amount $(195,000)	(39)	(11,154)
Morgan Stanley Strike price $55, expiration date 8/21/20, notional amount $(478,500)	(87)	(5,916)
NextEra Energy Strike price $280, expiration date 9/18/20, notional amount $(924,000)	(33)	(3,795)
Northrop Grumman Strike price $370, expiration date 8/21/20, notional amount $(185,000)	(5)	(525)
NVIDIA Strike price $360, expiration date 7/17/20, notional amount $(504,000)	(14)	(35,420)
NXP Semiconductors Strike price $140, expiration date 9/18/20, notional amount $(574,000)	(41)	(9,717)
PayPal Holdings Strike price $170, expiration date 8/21/20, notional amount $(459,000)	(27)	(35,613)
PayPal Holdings Strike price $180, expiration date 9/18/20, notional amount $(180,000)	(10)	(10,100)
Pfizer Strike price $37, expiration date 9/18/20, notional amount $(466,200)	(126)	(4,788)
Raytheon Technologies Strike price $90, expiration date 9/18/20, notional amount $(594,000)	(66)	(1,650)
Roche Holding Strike price CHF365, expiration date 9/18/20, notional amount CHF(391,280) BCLY	(1,072)	(2,082)
Roche Holding Strike price CHF370, expiration date 10/16/20, notional amount CHF(544,640) BCLY	(1,472)	(3,679)
Sanofi Strike price EUR98, expiration date 8/21/20, notional amount EUR(403,858) BCLY	(4,121)	(3,691)
Sanofi Strike price EUR102, expiration date 9/18/20, notional amount EUR(417,894) BCLY	(4,097)	(2,543)
ServiceNow Strike price $420, expiration date 8/21/20, notional amount $(462,000)	(11)	(22,880)
SPDR Gold Shares Strike price $175, expiration date 8/31/20, notional amount $(8,831,900) SOC	(50,468)	(126,820)
SPDR Gold Shares Strike price $177.5, expiration date 7/31/20, notional amount $(4,437,323) JPMC	(24,999)	(18,599)
SPDR Gold Shares Strike price $180, expiration date 8/21/20, notional amount $(6,749,820) SOC	(37,499)	(46,345)
SPDR Gold Shares Strike price $187.5, expiration date 9/30/20, notional amount $(7,818,188) MSC	(41,697)	(66,905)
=SPDR Gold Shares Strike price $190, expiration date 9/18/20, notional amount $(3,563,070) MSC	(18,753)	(18,190)
SPDR Gold Shares Strike price $195, expiration date 9/18/20, notional amount $(1,306,695) GSI	(6,701)	(5,443)
SPDR Gold Shares Strike price $200, expiration date 9/18/20, notional amount $(7,140,000)	(357)	(18,921)
SPDR Gold Shares Strike price $225, expiration date 12/18/20, notional amount $(10,173,375) BNP	(45,215)	(46,226)
SPDR S&P 500 ETF Trust Strike price $230, expiration date 9/30/20, notional amount $(2,829,000)	(123)	(988,059)
SPDR S&P 500 ETF Trust Strike price $253, expiration date 9/30/20, notional amount $(1,037,300)	(41)	(242,618)
SPDR S&P 500 ETF Trust Strike price $281, expiration date 7/17/20, notional amount $(2,219,900)	(79)	(217,566)
SPDR S&P 500 ETF Trust Strike price $295, expiration date 10/16/20, notional amount $(2,920,500)	(99)	(255,420)
Starbucks Strike price $85, expiration date 8/21/20, notional amount $(884,000)	(104)	(4,680)
Starbucks Strike price $87.5, expiration date 10/16/20, notional amount $(945,000)	(108)	(10,476)
STMicroelectronics Strike price EUR29, expiration date 9/18/20, notional amount EUR(464,000)	(32)	(8,837)
Taiwan Semiconductor Manufacturing Strike price TWD321.8769, expiration date 8/19/20, notional amount TWD(26,428,990) MSC	(82,109)	(17,971)
Tencent Holdings Strike price HKD454.1537, expiration date 9/29/20, notional amount HKD(3,653,667) JPMC	(8,045)	(60,915)
Thermo Fisher Scientific Strike price $390, expiration date 9/18/20, notional amount $(468,000)	(12)	(7,920)
TJX Companies Strike price $57.5, expiration date 7/17/20, notional amount $(437,000)	(76)	(760)
Uber Technologies Strike price $46, expiration date 9/18/20, notional amount $(207,000)	(45)	(1,440)
Union Pacific Strike price $200, expiration date 9/18/20, notional amount $(1,238,800) GSI	(6,194)	(7,334)
UnitedHealth Group Strike price $320, expiration date 9/18/20, notional amount $(1,344,000)	(42)	(32,760)
UnitedHealth Group Strike price $320, expiration date 12/18/20, notional amount $(896,000)	(28)	(43,008)
UnitedHealth Group Strike price $330, expiration date 9/18/20, notional amount $(891,000)	(27)	(14,040)
US Bancorp Strike price $42.5, expiration date 9/18/20, notional amount $(199,750)	(47)	(5,123)
LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Call Options Written (continued)
VanEck Vectors Semiconductor ETF Strike price $170, expiration date 8/21/20, notional amount $(1,462,000)	(86)	$ (15,566)
VMware Strike price $180, expiration date 10/16/20, notional amount $(1,296,000)	(72)	(33,120)
Walmart Strike price $140, expiration date 8/21/20, notional amount $(672,000)	(48)	(1,056)
Walt Disney Strike price $125, expiration date 9/18/20, notional amount $(650,000)	(52)	(14,612)
Walt Disney Strike price $135, expiration date 8/21/20, notional amount $(486,000)	(36)	(2,016)
Western Digital Strike price $47.5, expiration date 7/17/20, notional amount $(266,048) BOA	(5,601)	(4,161)
Xilinx Strike price $110, expiration date 9/18/20, notional amount $(198,000)	(18)	(5,184)
		(4,958,647)
Total Options Written (Premiums received $7,734,701)		(8,322,281)

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	3,105,794
NET ASSETS APPLICABLE TO 78,383,162 SHARES OUTSTANDING–100.00%	$836,689,386
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION FUND STANDARD CLASS ($836,678,574 / 78,382,148 Shares)	$10.674
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION FUND SERVICE CLASS ($10,812 / 1,014 Shares)	$10.667 [1]
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$783,828,473
Distributable earnings/(accumulated loss)	52,860,913
TOTAL NET ASSETS	$836,689,386

1	Net Asset Value Per Share does not recalculate exactly, due to rounding.

Δ Securities have been classified by country of origin.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Consolidated Financial Statements."
† Non-income producing.
□ Securities listed and traded on the Hong Kong Stock Exchange.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
@ PIK. 100% of the income received was in the form of additional par.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
^ Zero coupon security.
× Fully or partially pledged as collateral for derivatives.
≠ The rate shown is the effective yield at the time of purchase.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2020, the aggregate value of restricted securities was $2,895,482, which represented 0.35% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Fieldwood Energy	4/29/2019	$ 287,912	$ 423
Grand Rounds Series C	4/29/2019	512,329	775,813
Grand Rounds Series D	4/29/2019	310,493	470,872
Jawbone Health Hub	4/29/2019	—	—
Lookout	4/29/2019	80	39,014
Lookout Series F	4/29/2019	534,416	1,043,562
Quintis Pty	4/29/2019	532,104	565,798
Total		$2,177,334	$2,895,482

★ Includes $7,261,569 cash collateral held at broker for futures contracts, $15,420,000 cash collateral held at brokers for centrally cleared swap contracts, $1,779,000 cash collateral held at brokers for certain open bilateral derivatives, $214,987 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $24,466,156 payable for securities purchased, $468,940 payable for fund shares redeemed, $968,767 variation margin due to brokers on centrally cleared interest rate swap contracts, $14,466 other accrued expenses payable, $475,916 due to manager and affiliates and $433,680 variation margin due to broker on futures contracts as of June 30, 2020.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2020:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	GBP	3,713,000	USD	(4,692,049)	7/2/20	$ —	$ (91,215)
BCLY	GBP	(104,000)	USD	128,604	7/2/20	—	(264)
BCLY	GBP	1,867,000	USD	(2,296,679)	7/23/20	17,088	—
BCLY	HKD	(34,373,419)	USD	4,428,594	8/6/20	—	(5,595)
BCLY	JPY	196,519,000	USD	(1,833,727)	8/20/20	—	(12,511)
BCLY	MXN	16,227,000	USD	(669,090)	8/14/20	32,605	—
BCLY	MYR	1,660,120	USD	(381,637)	8/21/20	4,766	—
BNP	EUR	(1,795,340)	USD	2,009,756	7/2/20	—	(7,390)
BNP	GBP	1,634,944	USD	(2,009,756)	7/2/20	16,128	—
BNP	GBP	3,704,000	USD	(4,626,830)	7/23/20	—	(36,476)
BNP	INR	(65,663,000)	USD	861,798	9/11/20	—	(700)
BNP	INR	(128,774,000)	USD	1,668,943	9/24/20	—	(19,985)
BOA	AUD	3,393,000	USD	(2,339,372)	7/2/20	2,167	—
BOA	AUD	(3,393,000)	USD	2,340,016	10/1/20	—	(2,136)
BOA	EUR	1,251,000	USD	(1,354,061)	8/7/20	52,629	—
BOA	EUR	(1,336,000)	USD	1,505,138	9/17/20	1,529	—
BOA	INR	(137,022,000)	USD	1,796,774	9/3/20	—	(4,713)
BOA	JPY	161,553,929	USD	(1,505,137)	9/17/20	—	(7,334)
BOA	RUB	164,731,000	USD	(2,163,883)	7/24/20	142,941	—
CITI	AUD	31,276	USD	(21,557)	7/2/20	26	—
CITI	CAD	2,924,000	USD	(2,123,563)	7/2/20	30,251	—
CITI	CHF	1,906,000	USD	(1,975,179)	8/13/20	39,194	—
CITI	EUR	221,000	USD	(238,713)	7/31/20	9,753	—
CITI	EUR	3,751,213	USD	(4,137,123)	8/27/20	82,787	—
CITI	EUR	1,658,000	USD	(1,872,203)	9/25/20	—	(5,856)
CITI	JPY	(25,647,602)	USD	238,713	7/31/20	1,086	—
CITI	JPY	(394,341,558)	USD	3,665,812	8/20/20	11,300	—
LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	JPY	(138,996,793)	USD	1,273,114	9/10/20	$ —	$ (15,403)
CITI	KRW	3,123,189,000	USD	(2,565,079)	8/14/20	38,958	—
CITI	MXN	48,531,000	USD	(2,003,633)	8/6/20	97,147	—
CITI	MXN	38,934,000	USD	(1,631,222)	8/20/20	51,067	—
CITI	RUB	55,470,000	USD	(748,331)	8/14/20	26,754	—
DB	CNH	(19,864,000)	USD	2,785,916	8/7/20	—	(17,731)
DB	EUR	3,344,365	USD	(3,670,417)	8/20/20	91,234	—
DB	JPY	(138,931,886)	USD	1,269,129	9/4/20	—	(18,654)
GSI	EUR	(3,973,748)	USD	4,288,314	7/31/20	—	(179,290)
GSI	EUR	(4,222,000)	USD	4,647,221	8/20/20	—	(101,569)
GSI	EUR	1,134,510	USD	(1,263,398)	8/20/20	12,668	—
GSI	JPY	461,465,435	USD	(4,288,314)	7/31/20	—	(12,798)
HSBC	AUD	1,221,273	USD	(845,976)	9/3/20	—	(2,965)
HSBC	EUR	752,607	USD	(847,739)	9/3/20	—	(983)
HSBC	EUR	(1,268,000)	USD	1,430,777	9/17/20	3,699	—
HSBC	GBP	1,136,123	USD	(1,430,777)	9/17/20	—	(22,360)
HSBC	HKD	(35,056,718)	USD	4,518,142	8/13/20	—	(3,985)
HSBC	JPY	(51,764,524)	USD	481,357	7/9/20	1,896	—
HSBC	JPY	(183,214,532)	USD	1,687,189	9/3/20	—	(11,028)
HSBC	NOK	(9,927,948)	USD	1,029,141	8/20/20	—	(2,507)
HSBC	NOK	(2,414,188)	USD	250,279	9/18/20	—	(613)
JPMC	AUD	(1,808,606)	USD	1,098,149	7/2/20	—	(149,987)
JPMC	AUD	(1,875,000)	USD	1,198,384	7/24/20	—	(95,748)
JPMC	AUD	2,448,828	USD	(1,705,118)	9/10/20	—	(14,749)
JPMC	CAD	(2,867,000)	USD	2,086,679	7/2/20	—	(25,150)
JPMC	CAD	1,548,000	USD	(1,136,942)	10/1/20	3,510	—
JPMC	EUR	1,795,340	USD	(1,965,988)	7/2/20	51,158	—
JPMC	EUR	747,456	USD	(815,817)	8/6/20	24,643	—
JPMC	EUR	698,632	USD	(755,536)	8/13/20	30,146	—
JPMC	EUR	1,124,327	USD	(1,257,507)	9/3/20	7,469	—
JPMC	EUR	1,135,007	USD	(1,285,859)	9/4/20	—	(8,837)
JPMC	EUR	(2,260,000)	USD	2,554,433	9/25/20	10,439	—
JPMC	GBP	(1,577,766)	USD	1,965,988	7/2/20	10,954	—
JPMC	GBP	(3,609,000)	USD	4,463,359	7/2/20	—	(8,607)
JPMC	GBP	2,456,000	USD	(3,038,179)	7/9/20	5,219	—
JPMC	GBP	3,609,000	USD	(4,465,701)	10/1/20	8,628	—
JPMC	JPY	797,802,500	USD	(7,418,665)	7/9/20	—	(29,152)
JPMC	JPY	(300,186,742)	USD	2,789,350	8/20/20	7,406	—
JPMC	JPY	227,219,596	USD	(2,095,171)	9/3/20	10,928	—
JPMC	JPY	(186,883,508)	USD	1,705,118	9/10/20	—	(27,314)
JPMC	JPY	1,117,801,308	USD	(10,475,858)	9/24/20	—	(111,220)
JPMC	JPY	(223,985,401)	USD	2,097,546	9/24/20	20,676	—
JPMC	JPY	272,136,544	USD	(2,554,433)	9/25/20	—	(31,046)
JPMC	NOK	(6,509,052)	USD	675,367	8/20/20	—	(1,011)
JPMC	NOK	11,856,000	USD	(1,245,322)	9/18/20	—	(13,197)
JPMC	NOK	(1,582,812)	USD	164,245	9/18/20	—	(247)
JPMC	ZAR	(36,645,000)	USD	2,097,704	10/1/20	5,714	—
MSC	AUD	(1,615,669)	USD	974,236	7/2/20	—	(140,752)
MSC	AUD	3,660,059	USD	(2,571,740)	9/10/20	—	(45,286)
MSC	AUD	(3,097,998)	USD	2,115,486	9/17/20	—	(23,004)
MSC	CAD	(57,000)	USD	41,865	7/2/20	—	(121)
MSC	EUR	1,119,497	USD	(1,266,828)	9/10/20	—	(7,085)
MSC	EUR	(630,000)	USD	710,323	9/17/20	1,285	—
MSC	GBP	702,000	USD	(873,994)	8/7/20	—	(3,931)
MSC	GBP	567,282	USD	(710,323)	9/17/20	—	(7,080)
MSC	JPY	(273,957,172)	USD	2,571,740	9/10/20	32,125	—
MSC	JPY	226,409,934	USD	(2,115,486)	9/17/20	—	(16,388)
MSC	MYR	8,953,880	USD	(2,056,111)	8/21/20	27,956	—
MSC	NOK	16,437,000	USD	(1,654,088)	8/20/20	53,938	—
UBS	CNH	(27,252,000)	USD	3,831,890	9/24/20	—	(4,199)
LVIP BlackRock Global Allocation Fund–29

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
UBS	EUR	757,000	USD	(835,371)	8/27/20	$ 16,212	$ —
UBS	JPY	215,406,000	USD	(2,001,939)	8/20/20	—	(5,690)
Total Foreign Currency Exchange Contracts						$1,096,079	$(1,353,862)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
28	Australia 10 yr Bonds	$ 2,875,009	$ 2,878,131	9/15/20	$ —	$ (3,122)
38	Euro-BTP	6,142,666	6,039,113	9/8/20	103,553	—
(5)	Euro-Bund	(991,601)	(978,175)	9/8/20	—	(13,426)
44	Euro-O.A.T.	8,287,607	8,168,170	9/8/20	119,437	—
293	U.S. Treasury 10 yr Notes	40,777,359	40,565,223	9/21/20	212,136	—
197	U.S. Treasury 10 yr Ultra Notes	31,024,422	30,853,249	9/21/20	171,173	—
(350)	U.S. Treasury 2 yr Notes	(77,289,844)	(77,286,562)	9/30/20	—	(3,282)
(433)	U.S. Treasury 5 yr Notes	(54,446,367)	(54,272,859)	9/30/20	—	(173,508)
(11)	U.S. Treasury Long Bonds	(1,964,188)	(1,962,913)	9/21/20	—	(1,275)
30	U.S. Treasury Ultra Bonds	6,544,688	6,519,029	9/21/20	25,659	—
					631,958	(194,613)
Equity Contracts:
7	DAX Index	2,423,346	2,402,168	9/18/20	21,178	—
24	E-mini MSCI Emerging Markets Index	1,182,840	1,153,680	9/18/20	29,160	—
4	E-mini NASDAQ 100	811,780	770,636	9/18/20	41,144	—
(151)	E-mini S&P 500 Index	(23,331,010)	(23,067,667)	9/18/20	—	(263,343)
164	Euro STOXX 50 Index	5,938,504	5,856,399	9/18/20	82,105	—
17	FTSE 100 Index	1,294,953	1,307,809	9/18/20	—	(12,856)
11	FTSE/MIB Index	1,191,915	1,196,724	9/18/20	—	(4,809)
(2)	Yen Denominated Nikkei 225 Index	(206,390)	(213,153)	9/10/20	6,763	—
					180,350	(281,008)
Total Futures Contracts					$812,308	$(475,621)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
CDX.NA.IG.33- Quarterly[4]	34,561,915	1.00%	12/20/24	$(410,965)	$(719,537)	$308,572	$—
ITRAXX.XO.32- Quarterly[5]	EUR 834,299	5.00%	12/20/24	53,192	110,252	—	(57,060)
ITRAXX.XO.33- Quarterly[5]	EUR 1,841,922	5.00%	6/20/25	109,412	15,275	94,137	—
					(594,010)	402,709	(57,060)
Protection Sold
CDX.NA.HY.34- Quarterly[6]	457,907	5.00%	6/20/25	3,504	18,771	—	(15,267)
LVIP BlackRock Global Allocation Fund–30

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
2 yr IRS-(Semiannual)	CAD 27,079,227	(1.91%)	0.72% [7]	7/9/21	$324,058	$173	$323,884	$—
10 yr IRS-(Semiannual/Quarterly)	1,972,000	0.69%	(0.31%) [8]	6/23/30	(10,354)	35	—	(10,389)
2 yr IRS-(Semiannual/Quarterly)	44,171,548	1.06%	(0.31%) [8]	3/27/22	(617,436)	532	—	(617,968)
20 yr IRS-(Semiannual/Quarterly)	1,464,000	0.89%	(0.30%) [8]	7/2/50	36	36	—	—
4 yr IRS-(Semiannual/Quarterly)	8,141,276	0.53%	0.30% [8]	6/6/24	(35,947)	110	—	(36,057)
5 yr IRS-(Semiannual/Quarterly)	17,470,000	1.60%	(1.02%) [8]	1/24/25	(1,119,083)	464	—	(1,119,547)
Total IRS Contracts						$1,350	$323,884	$(1,783,961)
Swap Contracts1
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
GSI- Receive amounts based on S&P 500 and pay variable yearly payments based on LIBOR12M.	253,088	1.00%	12/18/20	$(17,212)	$—	$(17,213)
BNP- Receive amounts based on S&P 500 and pay variable yearly payments based on LIBOR12M.	318,150	1.00%	12/17/21	(52,500)	—	(52,500)
GSI- Receive amounts based on Royal Dutch Shell and pay variable yearly payments based on LIBOR03M.	1,140,732	1.12%	1/24/21	500,207	500,207	—
GSI- Receive amounts based on Royal Dutch Shell and pay variable yearly payments based on LIBOR03M.	850,036	0.66%	1/22/21	391,060	391,060	—
Total TRS Contracts					$891,267	$(69,713)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[9]	Termination Date[10]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities
Australia
JPM - Fortescue Metals Group - Monthly	(184)	0.18%	7/8/2020	(3,470)	$127	$127	$—
JPM - Ramsay Health Care - Monthly	(675)	0.18%	7/8/2020	(31,263)	162	162	—
JPM - Scentre Group - Monthly	(5,320)	0.18%	7/8/2020	(10,147)	2,089	2,089	—
JPM - Sydney Airport - Monthly	(888)	0.18%	7/8/2020	(4,374)	877	877	—
JPM - Transurban Group - Monthly	(342)	0.18%	7/8/2020	(4,255)	212	212	—
Brazil
JPM - Atacadao - Monthly	(691)	0.18%	7/8/2020	(2,572)	54	54	—
JPM - Hapvida Participacoes E Investimentos - Monthly	(1,061)	0.18%	7/8/2020	(12,769)	615	615	—
JPM - Lojas Americanas - Monthly	(1,170)	0.18%	7/8/2020	(7,053)	170	170	—
JPM - Magazine Luiza - Monthly	(2,297)	0.18%	7/8/2020	(35,987)	(1,052)	—	(1,052)
LVIP BlackRock Global Allocation Fund–31

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[9]	Termination Date[10]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities (continued)
Brazil (continued)
JPM - Suzano - Monthly	(2,759)	0.18%	7/8/2020	(25,087)	$2,715	$2,715	$—
JPM - WEG - Monthly	(827)	0.18%	7/8/2020	(12,702)	(72)	—	(72)
Denmark
CITI - Orsted - Monthly	(117)	0.11%	7/22/2020	(13,724)	229	229	—
France
CITI - Hermes International - Monthly	(16)	0.11%	7/22/2020	(13,369)	(61)	—	(61)
Germany
CITI - Deutsche Bank - Monthly	(1,285)	0.11%	7/22/2020	(13,125)	(251)	—	(251)
JPM - Knorr Bremse - Monthly	(168)	0.08%	7/8/2020	(18,490)	1,446	1,446	—
CITI - Porsche Automobil Holding - Monthly	(20)	0.11%	7/22/2020	(5,957)	(12)	—	(12)
CITI - Sartorius Ag Vorzug Preference - Monthly	(20)	0.11%	7/22/2020	(7,959)	33	33	—
Hong Kong
JPM - Aluminum of China - Monthly	(34,000)	0.18%	7/8/2020	(6,975)	563	563	—
JPM - Autohome - Monthly	(149)	0.08%	7/8/2020	(22,423)	2,009	2,009	—
CITI - China Communications Services - Monthly	(10,000)	0.11%	7/22/2020	(6,606)	340	340	—
CITI - China Eastern Airlines - Monthly	(34,000)	0.11%	7/22/2020	(12,547)	305	305	—
CITI - China Everbright International - Monthly	(32,000)	0.11%	7/22/2020	(19,215)	579	579	—
CITI - China Evergrande Group - Monthly	(2,000)	0.11%	7/22/2020	(5,156)	(48)	—	(48)
JPM - China Gas Holdings - Monthly	(2,000)	0.18%	7/8/2020	(7,097)	901	901	—
JPM - China Jinmao Holdings Group - Monthly	(28,000)	0.18%	7/8/2020	(21,027)	1,100	1,100	—
CITI - China Literature - Monthly	(3,800)	0.11%	7/22/2020	(25,742)	(25)	—	(25)
CITI - China Molybdenum - Monthly	(33,000)	0.11%	7/22/2020	(11,284)	388	388	—
CITI - China Resources Gas Group - Monthly	(2,000)	0.11%	7/22/2020	(10,581)	795	795	—
JPM - China Southern Airlines - Monthly	(62,000)	0.18%	7/8/2020	(34,570)	3,794	3,794	—
JPM - China State Construction International Holdings - Monthly	(32,000)	0.18%	7/8/2020	(24,619)	3,084	3,084	—
JPM - Dongfeng Motor Group - Monthly	(2,000)	0.18%	7/8/2020	(2,777)	182	182	—
CITI - Galaxy Entertainment Group - Monthly	(1,000)	0.11%	7/22/2020	(6,755)	(105)	—	(105)
JPM - Geely Automobile Holdings - Monthly	(12,000)	0.18%	7/8/2020	(20,062)	(547)	—	(547)
JPM - Link - Monthly	(600)	0.18%	7/8/2020	(5,138)	212	212	—
CITI - Longfor Group Holdings - Monthly	(5,500)	0.11%	7/22/2020	(26,364)	37	37	—
CITI - Ping An Healthcare and Technology - Monthly	(1,200)	0.11%	7/22/2020	(18,670)	(1,165)	—	(1,165)
CITI - Semiconductor Manufacturing - Monthly	(8,000)	0.11%	7/22/2020	(25,015)	(3,049)	—	(3,049)
CITI - Shanghai Fosun Pharmaceutical Group - Monthly	(4,500)	0.11%	7/22/2020	(15,677)	591	591	—
JPM - Shenzhou International Group Holdings - Monthly	(400)	0.18%	7/8/2020	(5,244)	381	381	—
CITI - Shimao Property Holdings - Monthly	(1,000)	0.11%	7/22/2020	(4,232)	(43)	—	(43)
CITI - Sino Biopharmaceutical - Monthly	(11,000)	0.11%	7/22/2020	(20,467)	(266)	—	(266)
JPM - Sun Art Retail Group - Monthly	(1,000)	0.18%	7/8/2020	(1,455)	(260)	—	(260)
CITI - Sunac China Holdings - Monthly	(1,000)	0.11%	7/22/2020	(4,445)	213	213	—
CITI - Wharf Real Estate - Monthly	(4,000)	0.11%	7/22/2020	(19,819)	617	617	—
CITI - Xiaomi - Monthly	(18,200)	0.11%	7/22/2020	(31,440)	(749)	—	(749)
Italy
CITI - Leonardo - Monthly	(220,041)	0.11%	7/22/2020	(1,535,242)	(68,831)	—	(68,831)
Japan
CITI - Ana Holdings - Monthly	(700)	0.18%	7/22/2020	(17,153)	1,143	1,143	—
JPM - Dai Ichi Life Holdings - Monthly	(200)	0.18%	7/8/2020	(2,884)	488	488	—
JPM - Kintetsu Group Holdings - Monthly	(100)	0.18%	7/8/2020	(4,775)	284	284	—
JPM - Nippon Paint Holdings - Monthly	(300)	0.18%	7/8/2020	(20,565)	(1,335)	—	(1,335)
CITI - Oriental Land - Monthly	(100)	0.18%	7/22/2020	(14,006)	780	780	—
JPM - Softbank Group - Monthly	(100)	0.18%	7/8/2020	(4,851)	(196)	—	(196)
JPM - Sony Financial Holdings - Monthly	(400)	0.18%	7/8/2020	(16,558)	(204)	—	(204)
JPM - Toyota Industries - Monthly	(100)	0.18%	7/8/2020	(5,476)	157	157	—
Netherlands
CITI - Prosus - Monthly	(31)	0.11%	7/22/2020	(4,798)	(21)	—	(21)
Norway
CITI - Equinor - Monthly	(687)	0.11%	7/22/2020	(10,057)	183	183	—
Poland
JPM - CD Projekt - Monthly	(66)	0.08%	7/8/2020	(6,376)	(276)	—	(276)
CITI - Polskie Gornictwo Naftowe - Monthly	(4,448)	0.11%	7/22/2020	(4,975)	(154)	—	(154)
Republic of Korea
JPM - Amorepacific Group - Monthly	(40)	0.18%	7/8/2020	(1,218)	78	78	—
CITI - Celltrion Healthcare - Monthly	(351)	0.11%	7/22/2020	(32,362)	540	540	—
LVIP BlackRock Global Allocation Fund–32

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[9]	Termination Date[10]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities (continued)
Republic of Korea (continued)
CITI - Korea Shipbuilding & Offshore Engineering - Monthly	(238)	0.11%	7/22/2020	(17,715)	$195	$195	$—
JPM - Samsung C&T - Monthly	(147)	0.18%	7/8/2020	(13,847)	(452)	—	(452)
South Africa
JPM - Capitec Bank Holdings - Monthly	(199)	0.08%	7/8/2020	(12,094)	2,217	2,217	—
JPM - Shoprite Holdings - Monthly	(1,234)	0.08%	7/8/2020	(12,494)	701	701	—
JPM - Vodacom Group - Monthly	(2,207)	0.08%	7/8/2020	(16,868)	1,228	1,228	—
Spain
JPM - Aena Sme - Monthly	(37)	0.08%	7/8/2020	(5,807)	860	860	—
CITI - Caixabank - Monthly	(5,203)	0.11%	7/22/2020	(11,168)	41	41	—
JPM - Industria De Diseno - Monthly	(230)	0.08%	7/8/2020	(6,839)	738	738	—
Sweden
CITI - Svenska Handelsbanken - Monthly	(1,257)	0.11%	7/22/2020	(12,134)	196	196	—
CITI - Swedbank - Monthly	(482)	0.11%	7/22/2020	(6,169)	(21)	—	(21)
Switzerland
CITI - Schindler Holding - Monthly	(16)	0.11%	7/22/2020	(3,823)	37	37	—
JPM - Swisscom - Monthly	(9)	0.08%	7/8/2020	(4,785)	65	65	—
Taiwan
CITI - China Steel - Monthly	(3,000)	0.18%	7/22/2020	(2,082)	(31)	—	(31)
CITI - Hotai Motor - Monthly	(1,000)	0.18%	7/22/2020	(23,100)	(877)	—	(877)
CITI - Shanghaimmercial &vings Bank - Monthly	(1,000)	0.18%	7/22/2020	(1,525)	(26)	—	(26)
United Kingdom
CITI - National Grid - Monthly	(956)	0.11%	7/22/2020	(11,579)	(51)	—	(51)
JPM - Tesco - Monthly	(3,285)	0.08%	7/8/2020	(9,540)	326	326	—
United States
CITI - Archer-Daniels-Midland - Monthly	(268)	0.18%	7/22/2020	(10,705)	11	11	—
CITI - Boeing - Monthly	(73)	0.18%	7/22/2020	(13,751)	370	370	—
JPM - Conagra Brands - Monthly	(475)	0.08%	7/8/2020	(17,338)	(589)	—	(589)
JPM - Dominion Energy - Monthly	(57)	0.08%	7/8/2020	(4,864)	237	237	—
JPM - Eog Resources - Monthly	(102)	0.08%	7/8/2020	(6,335)	1,168	1,168	—
CITI - Fidelity National Information Servisce - Monthly	(38)	0.18%	7/22/2020	(5,280)	185	185	—
JPM - Fox - Monthly	(1,129)	0.08%	7/8/2020	(36,670)	6,390	6,390	—
JPM - Fox - Monthly	(909)	0.08%	7/8/2020	(28,797)	4,400	4,400	—
CITI - General Dynamics - Monthly	(163)	0.18%	7/22/2020	(24,826)	464	464	—
JPM - General Mills - Monthly	(111)	0.08%	7/8/2020	(7,395)	54	54	—
JPM - Hilton Worldwide Holdings - Monthly	(217)	0.08%	7/8/2020	(19,465)	3,526	3,526	—
JPM - Hormel Foods - Monthly	(121)	0.08%	7/8/2020	(5,821)	(19)	—	(19)
JPM - iQIYI - Monthly	(1,332)	0.08%	7/8/2020	(34,757)	(7,566)	—	(7,566)
CITI - Keurig Dr Pepper - Monthly	(586)	0.18%	7/22/2020	(16,783)	140	140	—
CITI - Kraft Heinz - Monthly	(48)	0.18%	7/22/2020	(1,512)	(19)	—	(19)
CITI - Lululemon Athletica - Monthly	(33)	0.18%	7/22/2020	(10,055)	(242)	—	(242)
CITI - Marriott International - Monthly	(92)	0.18%	7/22/2020	(8,297)	409	409	—
JPM - Roper Technologies - Monthly	(78)	0.08%	7/8/2020	(31,348)	1,064	1,064	—
JPM - Ross Stores - Monthly	(152)	0.08%	7/8/2020	(14,483)	1,526	1,526	—
CITI - Southern Copper - Monthly	(109)	0.18%	7/22/2020	(4,099)	(236)	—	(236)
CITI - ZTO Express Cayman - Monthly	(157)	0.18%	7/22/2020	(5,853)	90	90	—
Total Short Equities						$55,111	$(88,851)
Total CFD Swap Contracts						$55,111	$(88,851)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2020.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
LVIP BlackRock Global Allocation Fund–33

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[6] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[7] Rate resets based on CDOR03M.
[8] Rate resets based on LIBOR03M.
[9] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of (30)-300 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1 Week USD-LIBOR, 1-Month USD-LIBOR and Federal Funds Rate.
[10] Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CDX.NA.HY–Credit Default Swap Index North America High Yield
CHF–Swiss Franc
CITI–Citigroup Global Markets
CNH–Chinese Yuan Renminbi
CSI–Credit Suisse International
CVA–Dutch Certificate
DB–Deutsche Bank
ETF–Exchange-Traded Fund
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
INR–Indian Rupee
IRS–Interest Rate Swap
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR–London Interbank Offered Rate
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NSI–Nomura Securities International
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OAT–Obligations Assimilables du Tresor (Treasury Obligations)
PIK–Payment-in-kind
RUB–Russian Rouble
S&P–Standard & Poor’s
S.F.–Single Family
SOC–Societe Generale
LVIP BlackRock Global Allocation Fund–34

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
SPDR–Standard & Poor’s Depositary Receipt
TBA–To be announced
TOPIX–Tokyo Stock Price Index
TWD–Taiwan New Dollar
USD–United States Dollar
yr–Year
ZAR–South African Rand
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–35

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,979,308
Interest	2,486,423
Foreign taxes withheld	(228,493)
7,237,238
EXPENSES:
Management fees	2,737,977
Custodian fees	311,967
Accounting and administration expenses	173,469
Shareholder servicing fees	122,156
Professional fees	41,479
Pricing fees	29,828
Interest expense on securities sold short	29,366
Trustees’ fees and expenses	11,912
Reports and statements to shareholders	5,500
Consulting fees	288
Distribution fees-Service Class	13
Other	6,201
3,470,156
Plus/(Less):
Recoupment of prior expenses reduced by the Advisor	16,379
Expenses reimbursed	(381,644)
Total operating expenses	3,104,891
NET INVESTMENT INCOME	4,132,347
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	(23,016,779)
Foreign currencies	121,300
Foreign currency exchange contracts	(4,105,270)
Futures contracts	12,355,876
Options purchased	(1,782,622)
Options written	3,038,141
Swap contracts	(539,933)
Net realized loss	(13,929,287)
Net change in unrealized appreciation (depreciation) of:
Investments**	6,614,503
Foreign currencies	(9,061)
Foreign currency exchange contracts	(1,690,939)
Futures contracts	317,635
Securities sold short	(184,956)
Options purchased	2,430,797
Options written	(1,381,852)
Swap contracts	(116,793)
LVIP BlackRock Global Allocation Fund
Consolidated Statement of Operations (continued)

Net change in unrealized appreciation (depreciation)	5,979,334
NET REALIZED AND UNREALIZED LOSS	(7,949,953)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (3,817,606)

*	Includes $351 foreign capital gains taxes paid.
**	Includes $(78,839) change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–36

LVIP BlackRock Global Allocation Fund
Consolidated Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	4/29/19* to 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,132,347	$ 8,388,679
Net realized gain (loss)	(13,929,287)	9,756,974
Net change in unrealized appreciation (depreciation)	5,979,334	52,651,075
Net increase (decrease) in net assets resulting from operations	(3,817,606)	70,796,728
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(13,671,903)
Service Class	—	(143)
	—	(13,672,046)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,491,824	916,210,303
Service Class	—	10,000
Reinvestment of dividends and distributions:
Standard Class	—	13,671,903
Service Class	—	143
	5,491,824	929,892,349
Cost of shares redeemed:
Standard Class	(82,678,214)	(69,323,649)
	(82,678,214)	(69,323,649)
Increase (decrease) in net assets derived from capital share transactions	(77,186,390)	860,568,700
NET INCREASE (DECREASE) IN NET ASSETS	(81,003,996)	917,693,382
NET ASSETS:
Beginning of period	917,693,382	—
End of period	$836,689,386	$917,693,382

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–37

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Standard Class
	Six Months Ended 6/30/20[2] (unaudited)	4/29/19 [1] to 12/31/19

Net asset value, beginning of period	$ 10.653	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.050	0.096
Net realized and unrealized gain (loss)	(0.029)	0.718
Total from investment operations	0.021	0.814
Less dividends and distributions from:
Net investment income	—	(0.100)
Net realized gain	—	(0.061)
Total dividends and distributions	—	(0.161)
Net asset value, end of period	$ 10.674	$ 10.653
Total return[4]	0.20%	8.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$836,679	$917,683
Ratio of expenses to average net assets	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.82%	0.75%
Ratio of net investment income to average net assets	0.98%	1.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.89%	1.38%
Portfolio turnover	68%	151%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–38

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Service Class
	Six Months Ended 6/30/20[2] (unaudited)	4/29/19 [1] to 12/31/19

Net asset value, beginning of period	$ 10.654	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.037	0.080
Net realized and unrealized gain (loss)	(0.024)	0.717
Total from investment operations	0.013	0.797
Less dividends and distributions from:
Net investment income	—	(0.082)
Net realized gain	—	(0.061)
Total dividends and distributions	—	(0.143)
Net asset value, end of period	$ 10.667	$ 10.654
Total return[4]	0.11%	7.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 11	$ 11
Ratio of expenses to average net assets	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	1.07%	1.00%
Ratio of net investment income to average net assets	0.73%	1.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.64%	1.13%
Portfolio turnover	68%	151%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–39

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These consolidated financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek high total investment return.
1. Basis for Consolidation
The Fund may invest upto 25% of its total assets in the shares of LVIP BlackRock Global Allocation Fund Cayman, Ltd., a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in these consolidated financial statements. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of June 30, 2020, the net assets of the Subsidiary were $24,045,986, which represented 2.87% of the Fund's net assets.
2. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap (“CDS”) contracts, total return swap contracts, interest rate swap contracts, interest rate swap option contracts (swaptions) and contracts for difference ("CFD") are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to
LVIP BlackRock Global Allocation Fund–40

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020, and for all open tax years (year ended December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's Consolidated financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Consolidated Statement of Operations. During the six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Consolidated Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Short Sales–The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.
Use of Estimates–The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP BlackRock Global Allocation Fund–41

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
3. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding interest expense) exceed 0.73% of the average daily net assets for the Standard Class and 0.98% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the period ended June 30, 2020, LIAC recouped $16,379 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 101,741	$ 101,741
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund's and the Subsidiary's investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Consolidated Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$26,758
Legal	4,771
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Consolidated Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Consolidated Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $924 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP BlackRock Global Allocation Fund–42

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 3. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2020, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$214,987
Management fees payable to LIAC	448,849
Distribution fees payable to LFD	2
Printing and mailing fees payable to Lincoln Life	7,039
Shareholder servicing fees payable to Lincoln Life	20,026
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
4. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$408,196,198
Purchases of U.S. government securities	403,191,325
Sales other than U.S. government securities	383,638,786
Sales of U.S. government securities	448,769,839
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$774,738,992
Aggregate unrealized appreciation of investments and derivatives	$ 93,885,532
Aggregate unrealized depreciation of investments and derivatives	(35,288,643)
Net unrealized appreciation of investments and derivatives	$ 58,596,889
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the consolidated statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP BlackRock Global Allocation Fund–43

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 490,196	$ 565,798	$ 1,055,994
Belgium	—	1,078,946	—	1,078,946
Brazil	199,102	—	—	199,102
Canada	5,559,630	—	—	5,559,630
Chile	27,494	—	—	27,494
China	3,766,120	13,987,110	—	17,753,230
Denmark	—	520,806	—	520,806
Finland	—	1,928,432	—	1,928,432
France	—	18,193,164	—	18,193,164
Germany	—	13,166,409	—	13,166,409
Greenland	—	385,120	—	385,120
Hong Kong	—	7,340,656	—	7,340,656
India	127,303	4,420,697	—	4,548,000
Indonesia	—	264,506	—	264,506
Italy	—	13,920,668	—	13,920,668
Japan	—	19,761,176	—	19,761,176
Mexico	22,718	—	—	22,718
Netherlands	9,202,773	10,884,151	—	20,086,924
Poland	—	6,627	—	6,627
Portugal	—	188,649	—	188,649
Republic of Korea	—	1,451,020	—	1,451,020
Saudi Arabia	3,767	—	—	3,767
Singapore	—	2,482,837	—	2,482,837
South Africa	—	52,049	—	52,049
Spain	—	2,457,274	—	2,457,274
Sweden	—	33,263	—	33,263
Switzerland	352,977	9,578,330	—	9,931,307
Taiwan	—	7,674,336	—	7,674,336
Thailand	—	467,232	—	467,232
Turkey	—	40,780	—	40,780
United Arab Emirates	—	14,872	—	14,872
United Kingdom	12,725	10,772,465	—	10,785,190
United States	335,624,604	—	39,014	335,663,618
Convertible Preferred Stocks	3,246,291	—	2,290,247	5,536,538
Preferred Stocks
Brazil	198,504	—	—	198,504
United States	1,292,475	—	423	1,292,898
Rights	1,391	—	—	1,391
Convertible Bonds	—	392,259	—	392,259
Agency Mortgage-Backed Security	—	17,177,559	—	17,177,559
Corporate Bonds
Australia	—	44,091	3,923,910	3,968,001
Brazil	—	556,067	—	556,067
Canada	—	288,662	—	288,662
Chile	—	645,777	—	645,777
China	—	200,350	—	200,350
Colombia	—	233,653	—	233,653
France	—	270,210	—	270,210
Germany	—	448,276	—	448,276
Greece	—	606,727	—	606,727
Indonesia	—	221,510	—	221,510
Italy	—	230,812	—	230,812
LVIP BlackRock Global Allocation Fund–44

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
Japan	$ —	$ 877,502	$ —	$ 877,502
Mexico	—	325,555	—	325,555
Netherlands	—	799,532	—	799,532
Republic of Korea	—	40,900	—	40,900
Saudi Arabia	—	222,488	—	222,488
Spain	—	421,233	—	421,233
Switzerland	—	477,184	—	477,184
United Arab Emirates	—	332,864	—	332,864
United Kingdom	—	2,551,192	—	2,551,192
United States	—	50,188,907	—	50,188,907
Loan Agreements	—	5,499,147	—	5,499,147
Non-Agency Asset-Backed Securities	—	3,486,573	—	3,486,573
Non-Agency Collateralized Mortgage Obligation	—	104,208	—	104,208
Non-Agency Commercial Mortgage-Backed Securities	—	3,442,799	—	3,442,799
Sovereign Bonds	—	86,357,996	—	86,357,996
U.S. Treasury Obligations	—	68,532,070	—	68,532,070
Exchange-Traded Funds	35,574,597	—	—	35,574,597
Money Market Fund	2,338,462	—	—	2,338,462
Short-Term Investments	—	41,989,184	—	41,989,184
Options Purchased	6,304,590	3,366,438	—	9,671,028
Total Investments	$403,855,523	$431,893,496	$6,819,392	$842,568,411
Liabilities:
Common Stock Sold Short	$ (662,538)	$ —	$ —	(662,538)
Total Investments	$ (662,538)	$ —	$ —	$ (662,538)
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 1,096,079	$ —	$ 1,096,079
Futures Contracts	$ 812,308	$ —	$ —	$ 812,308
Swap Contracts	$ —	$ 1,672,971	$ —	$ 1,672,971
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(1,353,862)	$ —	$(1,353,862)
Futures Contracts	$ (475,621)	$ —	$ —	$ (475,621)
Options Written	$(5,126,114)	$(3,170,684)	$(25,483)	$(8,322,281)
Swap Contracts	$ —	$(2,014,852)	$ —	$(2,014,852)
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2020, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP BlackRock Global Allocation Fund–45

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
5. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	4/29/19 * to
	6/30/20	12/31/19
Shares sold:
Standard Class	555,792	91,613,083
Service Class	—	1,000
Shares reinvested:
Standard Class	—	1,301,342
Service Class	—	14
	555,792	92,915,439
Shares redeemed:
Standard Class	(8,319,995)	(6,768,074)
Service Class	—	—
	(8,319,995)	(6,768,074)
Net increase	(7,764,203)	86,147,365

*	Date of commencement of operations.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2020, the Fund entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities and as a cash management tool.
LVIP BlackRock Global Allocation Fund–46

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
Options Contracts–During the six months ended June 30, 2020, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2020, the Fund used options contracts, including swaptions, to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to manage the Fund’s exposure to changes in foreign currencies; to adjust the Fund’s overall exposure to certain markets; to generate income; to protect the value of portfolio securities; as a cash management tool; to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options; to facilitate investments in portfolio securities; to offset capital losses and to receive premiums for writing options.
Swap Contracts–The Fund enters into CDS contracts, total return swap contracts, inflation swap contracts, interest rate swap contracts and CFDs in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received payment(receipt) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2020, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2020, the Fund entered into CDS contracts as a buyer and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is
LVIP BlackRock Global Allocation Fund–47

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the Consolidated Statement of Net Assets, at June 30, 2020, the notional value of the protection sold was USD 457,907, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2020, net unrealized depreciation of the protection sold was $15,267.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2020, the Fund used CDS contracts to gain exposure to certain securities or markets; to enhance total return and to hedge against credit events.
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2020, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
LVIP BlackRock Global Allocation Fund–48

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
During the six months ended June 30, 2020, the Fund used contracts for difference to obtain short exposure and to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Consolidated Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Net Assets Location	Fair Value	Consolidated Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$ 1,096,079	Receivables and other assets net of liabilities	$ (1,353,862)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	180,350	Receivables and other assets net of liabilities	(281,008)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	631,958	Receivables and other assets net of liabilities	(194,613)
Options purchased (Equity contracts)	Receivables and other assets net of liabilities	6,996,149	Receivables and other assets net of liabilities	—
Options purchased (Currency contracts)	Receivables and other assets net of liabilities	225,430	Receivables and other assets net of liabilities	—
Options purchased (Interest rate contracts)	Receivables and other assets net of liabilities	1,207,101	Receivables and other assets net of liabilities	—
Options purchased (Commodity contracts)	Receivables and other assets net of liabilities	1,242,348	Receivables and other assets net of liabilities	—
Options written (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(6,164,031)
Options written (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(238,161)
Options written (Interest rate contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(1,460,906)
Options written (Commodity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(459,183)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	946,378	Receivables and other assets net of liabilities	(158,564)
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	402,709	Receivables and other assets net of liabilities	(72,327)
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	323,884	Receivables and other assets net of liabilities	(1,783,961)
Total		$13,252,386		$(12,166,616)
LVIP BlackRock Global Allocation Fund–49

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(4,105,270)	$(1,690,939)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	6,120,625	(151,693)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	6,235,251	469,328
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(1,158,177)	2,463,759
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(1,050,149)	(165,833)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(746,979)	972,731
Options purchased (Commodity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	1,172,683	(839,860)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	1,309,892	599,231
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	793,907	(133,019)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	600,078	(1,407,899)
Options written (Commodity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	334,264	(440,165)
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(421,731)	888,038
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	195,770	511,084
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(313,972)	(1,515,915)
Total		$ 8,966,192	$ (441,152)
LVIP BlackRock Global Allocation Fund–50

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$98,043,948	$56,327,782
Futures contracts (average notional value)	85,406,507	76,540,236
Options contracts (average value)	3,995,274	4,256,425
CDS contracts (average notional value)**	27,598,677	11,648,127
Interest rate swap contracts (average notional value)***	35,578,171	57,183,960
Total return swap contracts (average notional value)	3,036,859	—
Contracts for difference swap contract (average notional volume)	74,316	113,875

**Long represents buying protection and short represents selling protection.
***Long represent paying floating interest payments and short represent receiving floating interest payments.
At June 30, 2020, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Goldman Sachs International	$ 10,000
JP Morgan Chase Bank	1,769,000
Total	$1,779,000
At June 30, 2020, the Fund received cash collateral and securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Cash Collateral	Securities Collateral
Barclays Bank	$ —	$374,237
BNP Paribas SA	130,000	187,643
Citibank, N.A.	79,997	—
Credit Suisse International	—	3,312
Deutsche Bank	—	30,910
Goldman Sachs International	870,000	—
Morgan Stanley & Co. International	340,000	133,577
Nomura Securities International	40,000	—
Societe Generale	490,000	—
Total	$1,949,997	$729,679
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Net Assets.
LVIP BlackRock Global Allocation Fund–51

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
At June 30, 2020, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$ 566,063	$ (522,264)	$ 43,799
Barclays Bank PLC	93,977	(388,799)	(294,822)
BNP Paribas SA	334,355	(321,264)	13,091
Citibank, N.A.	457,392	(118,624)	338,768
Credit Suisse International	120,169	(132,710)	(12,541)
Deutsche Bank	91,234	(63,952)	27,282
Goldman Sachs International	1,268,709	(801,541)	467,168
Hong Kong Shanghai Bank	11,590	(44,441)	(32,851)
JPMorgan Chase Bank	744,327	(965,735)	(221,408)
Morgan Stanley & Co. International	1,148,415	(1,025,560)	122,855
Nomura Securities International	—	(38,594)	(38,594)
Societe Generale	555,109	(214,354)	340,755
UBS AG	17,555	(70,755)	(53,200)
Total	$5,408,895	$(4,708,593)	$ 700,302

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	43,799	—	—	—	—	43,799
Barclays Bank PLC	(294,822)	—	—	—	—	(294,822)
BNP Paribas SA	13,091	—	(13,091)	—	—	—
Citibank, N.A.	338,768	—	(79,997)	—	—	258,771
Credit Suisse International	(12,541)	—	—	—	—	(12,541)
Deutsche Bank	27,282	(27,282)	—	—	—	—
Goldman Sachs International	467,168	—	(467,168)	—	—	—
Hong Kong Shanghai Bank	(32,851)	—	—	—	—	(32,851)
JPMorgan Chase Bank	(221,408)	—	—	—	221,408	—
Morgan Stanley & Co. International	122,855	—	(122,855)	—	—	—
Nomura Securities International	(38,594)	—	—	—	—	(38,594)
Societe Generale	340,755	—	(340,755)	—	—	—
UBS AG	(53,200)	—	—	—	—	(53,200)
Total	700,302	(27,282)	(1,023,866)	—	221,408	(129,438)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
LVIP BlackRock Global Allocation Fund–52

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Risk Factors (continued)
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedures noted in Note 2. Restricted securities have been identified on the Consolidated Statement of Net Assets.
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's consolidated financial statements.
LVIP BlackRock Global Allocation Fund–53

LVIP BlackRock Global Allocation Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Global Allocation Fund–54

LVIP BlackRock Global Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP BlackRock Global Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$957.10	0.15%	$0.73
Service Class Shares	1,000.00	955.40	0.50%	2.43
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.10	0.15%	$0.75
Service Class Shares	1,000.00	1,022.40	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Allocation Managed Risk Fund–1

LVIP BlackRock Global Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	96.11%
Investment Company	96.11%
Global Multi-Asset Fund	96.11%
Unaffiliated Investment	2.58%
Investment Company	2.58%
Money Market Fund	2.58%
Total Investments	98.69%
Receivables and Other Assets Net of Liabilities	1.31%
Total Net Assets	100.00%
LVIP BlackRock Global Allocation Managed Risk Fund–2

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–96.11%
INVESTMENT COMPANY–96.11%
Global Multi-Asset Fund–96.11%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Allocation Fund	78,382,148	$ 836,651,046
Total Affiliated Investment (Cost $783,580,053)		836,651,046
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.58%
INVESTMENT COMPANY–2.58%
Money Market Fund–2.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	22,437,385	$ 22,437,385
Total Unaffiliated Investment (Cost $22,437,385)		22,437,385

TOTAL INVESTMENTS–98.69% (Cost $806,017,438)	859,088,431
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.31%	11,429,551
NET ASSETS APPLICABLE TO 81,288,839 SHARES OUTSTANDING–100.00%	$870,517,982

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(53)	Australian Dollar	$ (3,657,000)	$ (3,633,828)	9/14/20	$ —	$ (23,172)
(91)	British Pound	(7,050,794)	(7,105,315)	9/14/20	54,521	—
(84)	Euro	(11,816,175)	(11,830,486)	9/14/20	14,311	—
(75)	Japanese Yen	(8,691,562)	(8,745,196)	9/14/20	53,634	—
(13)	Swedish Krona	(2,794,220)	(2,782,630)	9/14/20	—	(11,590)
					122,466	(34,762)
Interest Rate Contract:
1,437	U.S. Treasury 5 yr Notes	180,691,524	180,396,329	9/30/20	295,195	—
Equity Contracts:
(284)	E-mini MSCI Emerging Markets Index	(13,996,940)	(13,789,577)	9/18/20	—	(207,363)
(64)	E-mini Russell 2000 Index	(4,600,320)	(4,438,542)	9/18/20	—	(161,778)
(428)	E-mini S&P 500 Index	(66,130,280)	(64,626,867)	9/18/20	—	(1,503,413)
(50)	E-mini S&P MidCap 400 Index	(8,895,500)	(8,709,262)	9/18/20	—	(186,238)
(288)	Euro STOXX 50 Index	(10,428,593)	(10,317,465)	9/18/20	—	(111,128)
(83)	FTSE 100 Index	(6,322,418)	(6,324,386)	9/18/20	1,968	—
(127)	OMXS 30 Index	(2,270,972)	(2,250,419)	7/17/20	—	(20,553)
(33)	SPI 200 Index	(3,354,508)	(3,324,156)	9/17/20	—	(30,352)
(18)	Topix Index	(2,598,101)	(2,711,437)	9/10/20	113,336	—
					115,304	(2,220,825)
Total Futures Contracts					$532,965	$(2,255,587)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP BlackRock Global Allocation Managed Risk Fund–3

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–4

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2020 (unaudited)
ASSETS:
Affiliated investments, at value	$836,651,046
Unaffiliated investments, at value	22,437,385
Cash collateral held at broker for futures contracts	12,207,458
Receivable for securities sold	411,693
Prepaid expenses	2,747
Dividends and interest receivable	2,402
Receivable for fund shares sold	1,712
TOTAL ASSETS	871,714,443
LIABILITIES:
Payable for fund shares redeemed	787,274
Due to manager and affiliates	341,337
Variation margin due to broker on futures contracts	42,662
Other accrued expenses payable	25,188
TOTAL LIABILITIES	1,196,461
TOTAL NET ASSETS	$870,517,982
Affiliated investments, at cost	$783,580,053
Unaffiliated investments, at cost	22,437,385
Standard Class:
Net Assets	$ 157,377
Shares Outstanding	14,578
Net Asset Value Per Share	$ 10.796
Service Class:
Net Assets	$870,360,605
Shares Outstanding	81,274,261
Net Asset Value Per Share	$ 10.709
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$888,701,837
Distributable earnings/(accumulated loss)	(18,183,855)
TOTAL NET ASSETS	$870,517,982
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–5

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 91,191
EXPENSES:
Distribution fees-Service Class	1,539,400
Management fees	659,861
Shareholder servicing fees	127,573
Accounting and administration expenses	63,153
Custodian fees	32,844
Reports and statements to shareholders	20,520
Professional fees	18,988
Trustees’ fees and expenses	12,342
Consulting fees	2,598
Pricing fees	209
Other	43,007
2,520,495
Less:
Management fees waived	(315,122)
Total operating expenses	2,205,373
NET INVESTMENT LOSS	(2,114,182)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(1,114,149)
Futures contracts	(34,393,873)
Net realized loss	(35,508,022)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(2,765,490)
Foreign currencies	(5,542)
Futures contracts	(1,624,539)
Net change in unrealized appreciation (depreciation)	(4,395,571)
NET REALIZED AND UNREALIZED LOSS	(39,903,593)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(42,017,775)
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (2,114,182)	$ 4,470,127
Net realized gain (loss)	(35,508,022)	523,612
Net change in unrealized appreciation (depreciation)	(4,395,571)	134,308,524
Net increase (decrease) in net assets resulting from operations	(42,017,775)	139,302,263
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,559)
Service Class	—	(25,360,322)
	—	(25,365,881)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	628	586
Service Class	13,978,507	31,109,559
Reinvestment of dividends and distributions:
Standard Class	—	5,559
Service Class	—	25,360,322
	13,979,135	56,476,026
Cost of shares redeemed:
Standard Class	(3,537)	(22,529)
Service Class	(46,089,806)	(124,937,070)
	(46,093,343)	(124,959,599)
Decrease in net assets derived from capital share transactions	(32,114,208)	(68,483,573)
NET INCREASE (DECREASE) IN NET ASSETS	(74,131,983)	45,452,809
NET ASSETS:
Beginning of period	944,649,965	899,197,156
End of period	$870,517,982	$ 944,649,965
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–6

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [2]	12/31/15
Net asset value, beginning of period	$ 11.280	$ 10.008	$ 10.789	$ 9.631	$ 9.480	$ 10.490
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.007)	0.090	0.088	0.121	0.107	0.109
Net realized and unrealized gain (loss)	(0.477)	1.563	(0.869)	1.148	0.162	(0.565)
Total from investment operations	(0.484)	1.653	(0.781)	1.269	0.269	(0.456)
Less dividends and distributions from:
Net investment income	—	(0.252)	—	(0.111)	(0.072)	(0.107)
Net realized gain	—	(0.129)	—	—	(0.046)	(0.447)
Total dividends and distributions	—	(0.381)	—	(0.111)	(0.118)	(0.554)
Net asset value, end of period	$ 10.796	$ 11.280	$ 10.008	$ 10.789	$ 9.631	$ 9.480
Total return[4]	(4.29%)	16.63%	(7.24%)	13.20%	2.85%	(4.32%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 157	$ 168	$ 164	$ 189	$ 170	$ 265
Ratio of expenses to average net assets[5]	0.15%	0.14%	0.14%	0.12%	0.10%	0.11%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.22%	0.41%	0.81%	0.79%	0.78%	0.81%
Ratio of net investment income (loss) to average net assets	(0.13%) [6]	0.83%	0.82%	1.17%	1.13%	1.05%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.20%) [6]	0.56%	0.15%	0.50%	0.45%	0.35%
Portfolio turnover[7]	1%	104%	8%	6%	9%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–7

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [2]	12/31/15
Net asset value, beginning of period	$ 11.209	$ 9.911	$ 10.722	$ 9.575	$ 9.459	$ 10.466
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.026)	0.051	0.050	0.084	0.074	0.072
Net realized and unrealized gain (loss)	(0.474)	1.548	(0.861)	1.141	0.160	(0.561)
Total from investment operations	(0.500)	1.599	(0.811)	1.225	0.234	(0.489)
Less dividends and distributions from:
Net investment income	—	(0.172)	—	(0.078)	(0.072)	(0.071)
Net realized gain	—	(0.129)	—	—	(0.046)	(0.447)
Total dividends and distributions	—	(0.301)	—	(0.078)	(0.118)	(0.518)
Net asset value, end of period	$ 10.709	$ 11.209	$ 9.911	$ 10.722	$ 9.575	$ 9.459
Total return[4]	(4.46%)	16.22%	(7.56%)	12.81%	2.50%	(4.66%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$870,361	$944,482	$899,033	$1,034,015	$988,969	$975,859
Ratio of expenses to average net assets[5]	0.50%	0.49%	0.49%	0.47%	0.45%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.57%	0.76%	1.16%	1.14%	1.13%	1.16%
Ratio of net investment income (loss) to average net assets	(0.48%) [6]	0.48%	0.47%	0.82%	0.78%	0.70%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.55%) [6]	0.21%	(0.20%)	0.15%	0.10%	—
Portfolio turnover[7]	1%	104%	8%	6%	9%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–8

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP BlackRock Global Allocation Fund (collectively, the "Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP BlackRock Global Allocation Fund invests primarily in a portfolio of equity, debt and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
LVIP BlackRock Global Allocation Managed Risk Fund–9

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.15% of the Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.075% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).   Prior to May 1, 2020, the waiver amount was 0.07% of the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$27,919
Legal	4,977
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $15,927 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$ 53,763
Distribution fees payable to LFD	250,852
Printing and mailing fees payable to Lincoln Life	15,933
Shareholder servicing fees payable to Lincoln Life	20,789
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP BlackRock Global Allocation Managed Risk Fund–10

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-96.11%@
Global Multi-Asset Fund-96.11%@
✧✧LVIP BlackRock Global Allocation Fund	$917,717,075	$5,491,824	$82,678,214	$(1,114,149)	$(2,765,490)	$836,651,046	78,382,148	$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 5,491,824
Sales	82,678,214
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$806,017,438
Aggregate unrealized appreciation of investments and derivatives	$ 53,603,958
Aggregate unrealized depreciation of investments and derivatives	(2,255,587)
Net unrealized appreciation of investments and derivatives	$ 51,348,371
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP BlackRock Global Allocation Managed Risk Fund–11

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$836,651,046	$—	$—	$836,651,046
Unaffiliated Investment Company	22,437,385	—	—	22,437,385
Total Investments	$859,088,431	$—	$—	$859,088,431
Derivatives:
Assets:
Futures Contracts	$ 532,965	$—	$—	$ 532,965
Liabilities:
Futures Contracts	$ (2,255,587)	$—	$—	$ (2,255,587)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	61	56
Service Class	1,326,981	2,941,543
Shares reinvested:
Standard Class	—	503
Service Class	—	2,318,124
	1,327,042	5,260,226
Shares redeemed:
Standard Class	(333)	(2,128)
Service Class	(4,316,176)	(11,703,596)
	(4,316,509)	(11,705,724)
Net decrease	(2,989,467)	(6,445,498)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP BlackRock Global Allocation Managed Risk Fund–12

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$115,304	Variation margin due to broker on futures contracts	$(2,220,825)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	122,466	Variation margin due to broker on futures contracts	(34,762)
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	295,195	Variation margin due to broker on futures contracts	—
Total		$532,965		$(2,255,587)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(38,156,829)	$(2,105,521)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	731,213	87,703
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	3,031,743	393,279
Total		$(34,393,873)	$(1,624,539)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$132,705,092	$115,915,515
6. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
LVIP BlackRock Global Allocation Managed Risk Fund–13

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–14

LVIP BlackRock Global Allocation Managed Risk Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Global Allocation Managed Risk Fund–15

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$929.00	0.32%	$1.53
Service Class Shares	1,000.00	927.30	0.67%	3.21
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.32%	$1.61
Service Class Shares	1,000.00	1,021.50	0.67%	3.37

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Investment Companies	98.08%
Equity Funds	50.58%
Fixed Income Funds	25.98%
International Equity Funds	18.11%
Money Market Fund	3.41%
Total Investments	98.08%
Receivables and Other Assets Net of Liabilities	1.92%
Total Net Assets	100.00%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–98.08%
Equity Funds–50.58%
iShares Core S&P 500 ETF	349,235	$ 108,154,587
iShares Core S&P Mid-Cap ETF	144,762	25,741,579
iShares Edge MSCI Min Vol USA ETF	1,504,787	91,235,236
iShares Russell 2000 ETF	182,291	26,100,425
		251,231,827
Fixed Income Funds–25.98%
iShares Broad USD Investment Grade Corporate Bond ETF	377,304	22,796,708
iShares Core U.S. Aggregate Bond ETF	540,908	63,940,735
iShares Core U.S. Treasury Bond ETF	746,813	20,903,296
iShares MBS ETF	193,280	21,396,096
		129,036,835
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.11%
iShares Edge MSCI Min Vol EAFE ETF	918,191	$ 60,655,697
iShares Edge MSCI Min Vol Emerging Markets ETF	564,045	29,330,340
		89,986,037
Money Market Fund–3.41%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	16,939,030	16,939,030
		16,939,030
Total Investment Companies (Cost $441,948,890)		487,193,729

TOTAL INVESTMENTS–98.08% (Cost $441,948,890)	487,193,729
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.92%	9,558,198
NET ASSETS APPLICABLE TO 42,805,966 SHARES OUTSTANDING–100.00%	$496,751,927
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($35,796,884 / 3,076,224 Shares)	$11.637
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($460,955,043 / 39,729,742 Shares)	$11.602
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$476,495,038
Distributable earnings/(accumulated loss)	20,256,889
TOTAL NET ASSETS	$496,751,927

★ Includes $10,643,426 cash collateral held at broker for futures contracts, $189,505 payable for fund shares redeemed, $21,903 other accrued expenses payable, $249,373 due to manager and affiliates and $657,581 variation margin due to broker on futures contracts as of June 30, 2020.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(32)	Australian Dollar	$ (2,208,000)	$ (2,196,958)	9/14/20	$ —	$ (11,042)
(54)	British Pound	(4,183,988)	(4,231,029)	9/14/20	47,041	—
(50)	Euro	(7,033,437)	(7,061,770)	9/14/20	28,333	—
(46)	Japanese Yen	(5,330,825)	(5,371,157)	9/14/20	40,332	—
(7)	Swedish Krona	(1,504,580)	(1,503,834)	9/14/20	—	(746)
					115,706	(11,788)
Interest Rate Contract:
1,248	U.S. Treasury 5 yr Notes	156,926,251	156,660,022	9/30/20	266,229	—
Equity Contracts:
(155)	E-mini MSCI Emerging Markets Index	(7,639,175)	(7,504,734)	9/18/20	—	(134,441)
(138)	E-mini Russell 2000 Index	(9,919,440)	(9,469,642)	9/18/20	—	(449,798)
(382)	E-mini S&P 500 Index	(59,022,820)	(57,547,416)	9/18/20	—	(1,475,404)
(94)	E-mini S&P MidCap 400 Index	(16,723,540)	(16,319,950)	9/18/20	—	(403,590)
(170)	Euro STOXX 50 Index	(6,155,767)	(6,088,478)	9/18/20	—	(67,289)
(49)	FTSE 100 Index	(3,732,512)	(3,736,038)	9/18/20	3,526	—
(75)	OMXS 30 Index	(1,341,125)	(1,327,226)	7/17/20	—	(13,899)
(19)	SPI 200 Index	(1,931,383)	(1,916,223)	9/17/20	—	(15,160)
(21)	Topix Index	(3,031,118)	(3,162,371)	9/10/20	131,253	—
					134,779	(2,559,581)
Total Futures Contracts					$516,714	$(2,571,369)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–4

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,927,408
EXPENSES:
Distribution fees-Service Class	810,719
Management fees	619,851
Shareholder servicing fees	71,903
Accounting and administration expenses	49,780
Custodian fees	20,892
Professional fees	17,971
Trustees’ fees and expenses	6,675
Reports and statements to shareholders	6,538
Consulting fees	2,012
Pricing fees	230
Other	5,110
1,611,681
Less:
Management fees waived	(4,111)
Total operating expenses	1,607,570
NET INVESTMENT INCOME	3,319,838
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(2,790,817)
Futures contracts	(17,753,812)
Net realized loss	(20,544,629)
Net change in unrealized appreciation (depreciation) of:
Investments	(18,534,143)
Foreign currencies	(3,336)
Futures contracts	(2,020,082)
Net change in unrealized appreciation (depreciation)	(20,557,561)
NET REALIZED AND UNREALIZED LOSS	(41,102,190)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(37,782,352)
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,319,838	$ 8,311,593
Net realized loss	(20,544,629)	(3,594,036)
Net change in unrealized appreciation (depreciation)	(20,557,561)	62,147,746
Net increase (decrease) in net assets resulting from operations	(37,782,352)	66,865,303
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(700,184)
Service Class	—	(8,692,767)
	—	(9,392,951)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,696,852	6,882,524
Service Class	40,184,271	115,144,391
Reinvestment of dividends and distributions:
Standard Class	—	700,184
Service Class	—	8,692,767
	46,881,123	131,419,866
Cost of shares redeemed:
Standard Class	(1,321,806)	(1,053,210)
Service Class	(18,261,022)	(29,763,242)
	(19,582,828)	(30,816,452)
Increase in net assets derived from capital share transactions	27,298,295	100,603,414
NET INCREASE (DECREASE) IN NET ASSETS	(10,484,057)	158,075,766
NET ASSETS:
Beginning of period	507,235,984	349,160,218
End of period	$496,751,927	$507,235,984
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–5

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended			5/2/16 [1] to 12/31/16
		12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 12.526	$ 10.843	$ 11.390	$ 10.112	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.098	0.275	0.240	0.197	0.213
Net realized and unrealized gain (loss)	(0.987)	1.682	(0.583)	1.255	0.018
Total from investment operations	(0.889)	1.957	(0.343)	1.452	0.231
Less dividends and distributions from:
Net investment income	—	(0.235)	(0.204)	(0.164)	(0.119)
Net realized gain	—	(0.039)	—	(0.010)	—
Return of capital	—	—	—	—	— [4]
Total dividends and distributions	—	(0.274)	(0.204)	(0.174)	(0.119)
Net asset value, end of period	$ 11.637	$ 12.526	$ 10.843	$ 11.390	$ 10.112
Total return[5]	(7.10%)	18.06%	(3.01%)	14.35%	2.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 35,797	$ 32,853	$ 22,504	$ 11,131	$ 2,185
Ratio of expenses to average net assets[6]	0.32%	0.32%	0.32%	0.33%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.32%	0.32%	0.32%	0.33%	0.40%
Ratio of net investment income to average net assets	1.67% [7]	2.30%	2.09%	1.79%	3.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.67% [7]	2.30%	2.09%	1.79%	3.09%
Portfolio turnover	11%	2%	4%	15%	3%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Return of capital distributions of $0 were made by the Fund’s Standard Class, which calculated to a de minimis amount of $0.000 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–6

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended			5/2/16 [1] to 12/31/16
		12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 12.511	$ 10.837	$ 11.388	$ 10.113	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.078	0.233	0.199	0.158	0.189
Net realized and unrealized gain (loss)	(0.987)	1.678	(0.579)	1.252	0.018
Total from investment operations	(0.909)	1.911	(0.380)	1.410	0.207
Less dividends and distributions from:
Net investment income	—	(0.198)	(0.171)	(0.125)	(0.094)
Net realized gain	—	(0.039)	—	(0.010)	—
Return of capital	—	—	—	—	— [4]
Total dividends and distributions	—	(0.237)	(0.171)	(0.135)	(0.094)
Net asset value, end of period	$ 11.602	$ 12.511	$ 10.837	$ 11.388	$ 10.113
Total return[5]	(7.27%)	17.64%	(3.34%)	13.95%	2.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$460,955	$474,383	$326,656	$213,738	$98,567
Ratio of expenses to average net assets[6]	0.67%	0.67%	0.67%	0.68%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.67%	0.67%	0.67%	0.68%	0.75%
Ratio of net investment income to average net assets	1.32% [7]	1.95%	1.74%	1.44%	2.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.32% [7]	1.95%	1.74%	1.44%	2.74%
Portfolio turnover	11%	2%	4%	15%	3%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Return of capital distributions of $0 were made by the Fund’s Service Class, which calculated to a de minimis amount of $0.000 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–7

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at http://www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–8

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.
 The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$15,569
Legal	2,776
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,026 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$100,254
Distribution fees payable to LFD	133,226
Printing and mailing fees payable to Lincoln Life	4,026
Shareholder servicing fees payable to Lincoln Life	11,867
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–9

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$53,578,819
Sales	58,643,896
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$439,894,235
Aggregate unrealized appreciation of investments and derivatives	$ 49,640,976
Aggregate unrealized depreciation of investments and derivatives	(4,396,137)
Net unrealized appreciation of investments and derivatives	$ 45,244,839
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$487,193,729	$—	$—	$487,193,729
Derivatives:
Assets:
Futures Contracts	$ 516,714	$—	$—	$ 516,714
Liabilities:
Futures Contracts	$ (2,571,369)	$—	$—	$ (2,571,369)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–10

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	568,858	579,130
Service Class	3,371,589	9,595,167
Shares reinvested:
Standard Class	—	55,955
Service Class	—	695,950
	3,940,447	10,926,202
Shares redeemed:
Standard Class	(115,422)	(87,681)
Service Class	(1,559,657)	(2,516,363)
	(1,675,079)	(2,604,044)
Net increase	2,265,368	8,322,158
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$134,779	Receivables and other assets net of liabilities	$(2,559,581)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	115,706	Receivables and other assets net of liabilities	(11,788)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	266,229	Receivables and other assets net of liabilities	—
Total		$516,714		$(2,571,369)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–11

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(19,315,341)	$(2,424,804)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	499,467	103,919
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,062,062	300,803
Total		$(17,753,812)	$(2,020,082)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$84,253,319	$91,167,888
6. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–12

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–13

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–14

LVIP BlackRock Global Real Estate Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP BlackRock Global Real Estate Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Real Estate Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$842.80	0.80%	$3.67
Service Class Shares	1,000.00	841.80	1.05%	4.81
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.90	0.80%	$4.02
Service Class Shares	1,000.00	1,019.60	1.05%	5.27

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP BlackRock Global Real Estate Fund–1

LVIP BlackRock Global Real Estate Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Security Type/Country	Percentage of Net Assets
Common Stock	98.28%
Australia	3.98%
Belgium	0.82%
Canada	2.78%
China	0.53%
France	1.08%
Germany	6.46%
Hong Kong	6.47%
Japan	11.47%
Malta	0.00%
Netherlands	0.51%
Norway	0.65%
Singapore	1.58%
Spain	1.08%
Sweden	1.47%
Thailand	0.12%
United Kingdom	6.05%
United States	53.23%
Money Market Fund	0.98%
Total Investments	99.26%
Receivables and Other Assets Net of Liabilities	0.74%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Asset Management & Custody Banks	0.53%
Diversified Real Estate Activities	7.64%
Diversified REITs	4.54%
Diversified Support Services	0.00%
Health Care REITs	8.09%
Hotel & Resort REITs	2.04%
Hotels, Resorts & Cruise Lines	0.12%
Industrial REITs	14.73%
Integrated Telecommunication Services	0.57%
Internet Services & Infrastructure	0.62%
Office REITs	14.40%
Real Estate Development	2.25%
Real Estate Operating Companies	9.30%
Residential REITs	14.00%
Retail REITs	9.27%
Specialized REITs	10.19%
Total	98.29%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Prologis	6.17%
Vonovia	3.50%
Equity Residential	3.01%
Welltower	2.65%
Alexandria Real Estate Equities	2.49%
Extra Space Storage	2.41%
Rexford Industrial Realty	2.16%
Boston Properties	2.11%
Sun Communities	2.10%
Mid-America Apartment Communities	2.06%
Total	28.66%
LVIP BlackRock Global Real Estate Fund–2

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.28%
Australia–3.98%
Centuria Capital Group	1,885,059	$ 2,342,212
Centuria Industrial REIT	1,023,057	2,249,834
Dexus	1,058,768	6,795,513
Goodman Group	434,198	4,480,153
Vicinity Centres	1,692,815	1,696,717
		17,564,429
Belgium–0.82%
Aedifica	32,961	3,609,552
		3,609,552
Canada–2.78%
Allied Properties Real Estate Investment Trust	236,075	7,122,593
Canadian Apartment Properties REIT	143,354	5,130,798
		12,253,391
China–0.53%
China Vanke Class H	730,789	2,332,426
		2,332,426
France–1.08%
Klepierre	110,131	2,201,387
Unibail-Rodamco-Westfield	45,271	2,551,779
		4,753,166
Germany–6.46%
Aroundtown	1,134,097	6,500,421
Deutsche Wohnen	143,785	6,461,066
†LEG Immobilien	733	92,970
Vonovia	252,607	15,440,106
		28,494,563
■Hong Kong–6.47%
CK Asset Holdings	1,262,500	7,570,948
†ESR Cayman	3,275,200	7,776,426
Link REIT	412,000	3,382,586
New World Development	1,397,500	6,635,443
Swire Properties	1,233,000	3,148,058
		28,513,461
Japan–11.47%
Activia Properties	1,274	4,414,566
Comforia Residential REIT	1,117	3,331,805
Hulic REIT	162	201,360
Ichigo Office REIT Investment	3,883	2,698,075
Japan Hotel REIT Investment	4,089	1,696,175
Japan Real Estate Investment	1,288	6,610,160
Kenedix Office Investment	1,086	6,068,145
MCUBS MidCity Investment	3,877	2,824,766
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Estate Logistics REIT Investment	40	$ 147,162
Mitsui Fudosan	434,600	7,720,550
Mitsui Fudosan Logistics Park	744	3,326,508
Sumitomo Realty & Development	257,300	7,102,168
Tokyu Fudosan Holdings	943,900	4,440,552
		50,581,992
Malta–0.00%
*†πAZ. BGP Holdings	4,536,115	0
		0
Netherlands–0.51%
Cromwell European Real Estate Investment Trust	4,767,400	2,265,971
		2,265,971
Norway–0.65%
Entra	225,348	2,888,659
		2,888,659
Singapore–1.58%
AIMS APAC REIT	2,473,300	2,182,845
Frasers Logistics & Commercial Trust	2,513,700	2,165,400
Lendlease Global Commercial REIT	5,310,251	2,614,072
		6,962,317
Spain–1.08%
Cellnex Telecom	41,368	2,526,664
†Inmobiliaria Colonial Socimi	253,647	2,242,726
		4,769,390
Sweden–1.47%
Castellum	201,993	3,784,932
Kungsleden	361,182	2,703,183
		6,488,115
Thailand–0.12%
Asset World NVDR	4,280,800	539,782
		539,782
United Kingdom–6.05%
Assura	4,248,854	4,122,937
Big Yellow Group	215,425	2,681,486
Derwent London	109,328	3,760,753
LondonMetric Property	1,086,233	2,835,396
Segro	786,837	8,702,405
†UNITE Group	391,897	4,563,442
		26,666,419
LVIP BlackRock Global Real Estate Fund–3

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–53.23%
Alexandria Real Estate Equities	67,767	$ 10,995,196
American Campus Communities	33,562	1,173,327
American Homes 4 Rent Class A	295,279	7,943,005
†Apple Hospitality REIT	205,619	1,986,280
Boston Properties	102,833	9,294,046
CareTrust REIT	308,261	5,289,759
CoreSite Realty	22,960	2,779,538
Cousins Properties	227,106	6,774,572
Crown Castle International	13,710	2,294,368
CyrusOne	91,954	6,689,653
†EPR Properties	160,253	5,309,182
Equinix	5,989	4,206,075
Equity Residential	225,810	13,282,144
Extra Space Storage	115,056	10,627,723
Federal Realty Investment Trust	66,606	5,675,497
Healthcare Trust of America Class A	152,192	4,036,132
Healthpeak Properties	251,583	6,933,627
Hudson Pacific Properties	174,527	4,391,099
Mid-America Apartment Communities	79,032	9,062,599
Pebblebrook Hotel Trust	159,359	2,176,844
Plymouth Industrial REIT	10,855	138,944
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Prologis	291,520	$ 27,207,613
Regency Centers	158,149	7,257,458
Rexford Industrial Realty	229,448	9,506,031
RLJ Lodging Trust	329,567	3,111,112
SBA Communications	7,628	2,272,534
Simon Property Group	106,533	7,284,727
Spirit Realty Capital	235,862	8,222,149
STAG Industrial	164,956	4,836,510
Sun Communities	68,360	9,275,085
Switch Class A	152,412	2,715,982
UDR	212,905	7,958,389
VEREIT	661,256	4,251,876
VICI Properties	400,522	8,086,539
Welltower	225,785	11,684,374
		234,729,989
Total Common Stock (Cost $398,819,525)		433,413,622

MONEY MARKET FUND–0.98%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.11%)	4,304,281	4,304,281
Total Money Market Fund (Cost $4,304,281)		4,304,281

TOTAL INVESTMENTS–99.26% (Cost $403,123,806)	437,717,903
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.74%	3,256,033
NET ASSETS APPLICABLE TO 53,694,943 SHARES OUTSTANDING–100.00%	$440,973,936
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL REAL ESTATE FUND STANDARD CLASS ($349,237,266 / 42,412,410 Shares)	$8.234
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL REAL ESTATE FUND SERVICE CLASS ($91,736,670 / 11,282,533 Shares)	$8.131
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$421,846,242
Distributable earnings/(accumulated loss)	19,127,694
TOTAL NET ASSETS	$440,973,936

Δ Securities have been classified by country of origin.
† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
* Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
LVIP BlackRock Global Real Estate Fund–4

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2020, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Security
Investment	Date of Acquisition	Cost	Value
AZ. BGP Holdings	8/6/2009	$—	$—

★ Includes $10,000 cash collateral held at brokers for certain open bilateral derivatives, $6,328,197 payable for securities purchased, $205,154 payable for fund shares redeemed, $13,358 variation margin due to brokers on swap contracts, $45,367 other accrued expenses payable and $294,723 due to manager and affiliates as of June 30, 2020.

The following foreign currency exchange contracts and swap contracts were outstanding at June 30, 2020:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	2,000	USD	(2,243)	7/15/20	$ 5	$ —
BCLY	GBP	744,000	USD	(910,539)	7/15/20	11,443	—
BCLY	GBP	727,000	USD	(914,891)	7/15/20	—	(13,976)
BCLY	THB	(13,109,000)	USD	400,067	7/15/20	—	(24,058)
BOA	CAD	77,000	USD	(54,782)	7/15/20	1,938	—
BOA	CAD	(439,000)	USD	319,335	7/15/20	—	(4,044)
BOA	EUR	2,400,000	USD	(2,590,946)	7/15/20	106,354	—
BOA	EUR	1,022,000	USD	(1,158,687)	7/15/20	—	(10,087)
BOA	GBP	376,000	USD	(474,100)	7/15/20	—	(8,151)
BOA	HKD	(11,585,000)	USD	1,493,777	7/15/20	—	(860)
BOA	HKD	12,263,000	USD	(1,582,051)	7/15/20	58	—
BOA	JPY	(501,339,000)	USD	4,675,424	7/15/20	31,462	—
BOA	JPY	64,052,000	USD	(589,039)	7/15/20	4,283	—
BOA	SEK	(23,904,000)	USD	2,398,030	7/15/20	—	(167,743)
BOA	SEK	8,950,000	USD	(910,699)	7/15/20	49,963	—
BOA	SGD	6,908,000	USD	(4,884,043)	7/15/20	73,061	—
CITI	AUD	(2,514,000)	USD	1,617,637	7/15/20	—	(117,437)
CITI	EUR	107,000	USD	(121,664)	7/15/20	—	(1,410)
CITI	GBP	907,000	USD	(1,142,300)	7/15/20	—	(18,324)
CITI	HKD	(152,000)	USD	19,593	7/15/20	—	(17)
CITI	ILS	3,327,000	USD	(936,642)	7/15/20	24,173	—
CITI	JPY	(72,980,000)	USD	668,561	7/15/20	—	(7,462)
CITI	JPY	318,660,000	USD	(2,969,726)	7/15/20	—	(17,941)
CITI	NOK	450,000	USD	(44,815)	7/15/20	1,939	—
CITI	SGD	(539,000)	USD	383,671	7/15/20	—	(3,109)
DB	AUD	(1,498,000)	USD	972,696	7/15/20	—	(61,171)
DB	AUD	(4,168,000)	USD	2,920,343	7/15/20	43,735	—
DB	AUD	228,000	USD	(157,412)	7/15/20	—	(54)
DB	CAD	(811,000)	USD	581,181	7/15/20	—	(16,224)
DB	HKD	450,000	USD	(58,047)	7/15/20	10	—
DB	JPY	(41,601,000)	USD	387,581	7/15/20	2,226	—
GSI	CAD	1,747,000	USD	(1,241,341)	7/15/20	45,547	—
GSI	CAD	(1,253,000)	USD	889,431	7/15/20	—	(33,563)
GSI	HKD	(76,728,000)	USD	9,893,393	7/15/20	—	(5,659)
GSI	HKD	29,602,000	USD	(3,818,072)	7/15/20	1,026	—
GSI	NOK	11,444,000	USD	(1,075,352)	7/15/20	113,674	—
GSI	SGD	1,603,000	USD	(1,146,177)	7/15/20	4,116	—
GSI	SGD	(838,000)	USD	590,924	7/15/20	—	(10,415)
GSI	SGD	(341,000)	USD	244,901	7/15/20	204	—
HSBC	AUD	(4,111,000)	USD	2,664,629	7/15/20	—	(172,639)
HSBC	AUD	2,236,000	USD	(1,474,659)	7/15/20	68,550	—
HSBC	CAD	86,000	USD	(61,227)	7/15/20	2,123	—
HSBC	CHF	(881,000)	USD	907,152	7/15/20	—	(23,131)
LVIP BlackRock Global Real Estate Fund–5

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HSBC	EUR	40,000	USD	(43,740)	7/15/20	$ 1,215	$ —
HSBC	EUR	(724,000)	USD	788,520	7/15/20	—	(25,165)
HSBC	GBP	(494,000)	USD	611,440	7/15/20	—	(736)
HSBC	HKD	25,944,000	USD	(3,345,095)	7/15/20	2,065	—
HSBC	HKD	(53,161,000)	USD	6,852,883	7/15/20	—	(5,676)
HSBC	JPY	149,189,000	USD	(1,392,581)	7/15/20	—	(10,625)
HSBC	NZD	(5,378,000)	USD	3,271,728	7/15/20	—	(198,893)
HSBC	SEK	8,020,000	USD	(812,918)	7/15/20	47,921	—
HSBC	SGD	(1,127,000)	USD	795,962	7/15/20	—	(12,760)
HSBC	SGD	2,514,000	USD	(1,777,623)	7/15/20	26,395	—
HSBC	SGD	177,000	USD	(127,039)	7/15/20	—	(25)
HSBC	SGD	(11,000)	USD	7,915	7/15/20	22	—
HSBC	THB	13,109,000	USD	(403,190)	7/15/20	20,935	—
JPMC	AUD	7,414,000	USD	(4,771,325)	7/15/20	345,560	—
JPMC	AUD	(7,062,000)	USD	4,663,478	7/15/20	—	(210,467)
JPMC	AUD	2,039,000	USD	(1,422,258)	7/15/20	—	(15,012)
JPMC	AUD	(1,472,000)	USD	1,017,576	7/15/20	1,652	—
JPMC	CAD	921,000	USD	(685,748)	7/15/20	—	(7,315)
JPMC	CHF	6,391,000	USD	(6,635,590)	7/15/20	112,926	—
JPMC	EUR	4,506,000	USD	(4,928,771)	7/15/20	135,410	—
JPMC	EUR	(2,495,000)	USD	2,736,240	7/15/20	—	(67,828)
JPMC	GBP	(5,370,000)	USD	6,716,646	7/15/20	62,016	—
JPMC	GBP	563,000	USD	(701,142)	7/15/20	—	(3,459)
JPMC	GBP	(3,739,000)	USD	4,590,357	7/15/20	—	(43,100)
JPMC	GBP	19,000	USD	(23,451)	7/15/20	95	—
JPMC	JPY	(752,800,000)	USD	7,015,818	7/15/20	42,543	—
JPMC	JPY	228,909,000	USD	(2,142,337)	7/15/20	—	(21,926)
JPMC	NOK	(31,821,000)	USD	3,107,243	7/15/20	—	(198,943)
JPMC	NOK	2,867,000	USD	(279,538)	7/15/20	18,342	—
JPMC	NZD	8,697,000	USD	(5,259,265)	7/15/20	353,229	—
JPMC	NZD	(1,464,000)	USD	866,819	7/15/20	—	(77,954)
JPMC	SEK	33,420,000	USD	(3,439,646)	7/15/20	147,544	—
JPMC	SGD	1,546,000	USD	(1,087,193)	7/15/20	22,200	—
SCB	AUD	426,000	USD	(276,017)	7/15/20	17,994	—
SCB	AUD	(2,214,000)	USD	1,448,661	7/15/20	—	(79,364)
SCB	AUD	2,614,000	USD	(1,828,016)	7/15/20	—	(23,925)
SCB	CAD	(632,000)	USD	467,519	7/15/20	1,971	—
SCB	CAD	174,000	USD	(128,129)	7/15/20	44	—
SCB	EUR	1,476,000	USD	(1,612,836)	7/15/20	46,003	—
SCB	EUR	(3,392,000)	USD	3,673,119	7/15/20	—	(139,066)
SCB	EUR	2,000	USD	(2,261)	7/15/20	—	(14)
SCB	GBP	1,959,000	USD	(2,387,810)	7/15/20	39,829	—
SCB	JPY	926,630,000	USD	(8,663,969)	7/15/20	—	(80,484)
SCB	JPY	(57,903,000)	USD	537,264	7/15/20	902	—
SCB	SGD	2,107,000	USD	(1,514,423)	7/15/20	—	(2,463)
SSB	AUD	(3,728,000)	USD	2,444,045	7/15/20	—	(128,890)
SSB	EUR	(3,455,000)	USD	3,753,948	7/15/20	—	(129,041)
SSB	EUR	97,000	USD	(105,195)	7/15/20	3,821	—
SSB	EUR	(1,949,000)	USD	2,191,936	7/15/20	1,503	—
SSB	GBP	241,000	USD	(302,792)	7/15/20	—	(4,140)
SSB	GBP	(227,000)	USD	281,415	7/15/20	111	—
SSB	GBP	99,000	USD	(122,302)	7/15/20	381	—
SSB	GBP	(2,178,000)	USD	2,692,988	7/15/20	—	(6,040)
SSB	JPY	(210,038,000)	USD	1,958,283	7/15/20	12,675	—
SSB	NOK	(2,838,000)	USD	277,309	7/15/20	—	(17,558)
SSB	SEK	(8,478,000)	USD	859,666	7/15/20	—	(50,333)
SSB	SGD	(2,131,000)	USD	1,500,706	7/15/20	—	(28,476)
SSB	SGD	872,000	USD	(618,000)	7/15/20	7,737	—
SSB	SGD	(550,000)	USD	395,136	7/15/20	462	—
SSB	SGD	1,310,000	USD	(945,189)	7/15/20	—	(5,148)
LVIP BlackRock Global Real Estate Fund–6

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
UBS	AUD	7,916,000	USD	(5,087,592)	7/15/20	$ 375,752	$ —
UBS	AUD	(1,353,000)	USD	925,744	7/15/20	—	(8,049)
UBS	AUD	621,000	USD	(432,610)	7/15/20	—	(4,018)
UBS	CAD	41,000	USD	(30,354)	7/15/20	—	(152)
UBS	EUR	1,014,000	USD	(1,108,964)	7/15/20	30,645	—
UBS	EUR	(1,397,000)	USD	1,565,904	7/15/20	—	(4,150)
UBS	EUR	(788,000)	USD	890,741	7/15/20	5,127	—
UBS	GBP	(178,000)	USD	219,457	7/15/20	—	(1,124)
UBS	GBP	1,126,000	USD	(1,425,120)	7/15/20	—	(29,753)
UBS	GBP	(857,000)	USD	1,084,236	7/15/20	22,221	—
UBS	GBP	1,538,000	USD	(1,889,311)	7/15/20	16,616	—
UBS	HKD	46,668,000	USD	(6,016,977)	7/15/20	3,888	—
UBS	HKD	(4,914,000)	USD	633,387	7/15/20	—	(593)
UBS	HKD	1,069,000	USD	(137,921)	7/15/20	—	(5)
UBS	JPY	263,398,000	USD	(2,453,410)	7/15/20	—	(13,524)
UBS	JPY	(326,517,000)	USD	3,024,471	7/15/20	—	(96)
UBS	SGD	637,000	USD	(448,691)	7/15/20	8,414	—
UBS	SGD	237,000	USD	(170,546)	7/15/20	—	(478)
UBS	SGD	(436,000)	USD	313,878	7/15/20	1,009	—
UBS	SGD	(226,000)	USD	161,807	7/15/20	—	(368)
Total Foreign Currency Exchange Contracts						$2,523,065	$(2,374,611)
Swap Contract1
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[2]	Termination Date[3]	Notional Amount[4]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
United States
GSI - CareTrust REIT - Monthly	40,065	0.08%	7/13/2020	700,874	$(13,358)	$—	$(13,358)
Total CFD Swap Contract						$—	$(13,358)
The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-25 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1-Month USD-LIBOR and Federal Funds Rate.
[3] Date reflected is the next payment date. Contracts have an open-ended maturity date.
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
LVIP BlackRock Global Real Estate Fund–7

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
NOK–Norwegian Krone
NVDR–Non-Voting Depository Receipt
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
THB–Thailand Baht
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund–8

LVIP BlackRock Global Real Estate Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 8,087,292
Foreign taxes withheld	(282,853)
7,804,439
EXPENSES:
Management fees	1,612,525
Distribution fees-Service Class	117,526
Accounting and administration expenses	72,728
Shareholder servicing fees	68,505
Custodian fees	55,186
Reports and statements to shareholders	18,914
Professional fees	18,316
Pricing fees	13,272
Trustees’ fees and expenses	7,390
Consulting fees	1,601
Other	50,580
2,036,543
Less:
Management fees waived	(36,054)
Total operating expenses	2,000,489
NET INVESTMENT INCOME	5,803,950
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(29,813,274)
Foreign currencies	(217,763)
Foreign currency exchange contracts	254,975
Swap contracts	7,011
Net realized loss	(29,769,051)
Net change in unrealized appreciation (depreciation) of:
Investments	(50,455,411)
Foreign currencies	6,782
Foreign currency exchange contracts	454,633
Swap contracts	(13,358)
Net change in unrealized appreciation (depreciation)	(50,007,354)
NET REALIZED AND UNREALIZED LOSS	(79,776,405)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(73,972,455)
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 5,803,950	$ 14,161,933
Net realized gain (loss)	(29,769,051)	56,378,808
Net change in unrealized appreciation (depreciation)	(50,007,354)	62,155,386
Net increase (decrease) in net assets resulting from operations	(73,972,455)	132,696,127
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(31,935,376)
Service Class	—	(7,694,605)
	—	(39,629,981)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	70,621,607	196,033,398
Service Class	9,155,662	8,671,727
Reinvestment of dividends and distributions:
Standard Class	—	31,935,376
Service Class	—	7,694,605
	79,777,269	244,335,106
Cost of shares redeemed:
Standard Class	(89,599,268)	(262,566,887)
Service Class	(8,789,914)	(21,692,112)
	(98,389,182)	(284,258,999)
Decrease in net assets derived from capital share transactions	(18,611,913)	(39,923,893)
NET INCREASE (DECREASE) IN NET ASSETS	(92,584,368)	53,142,253
NET ASSETS:
Beginning of period	533,558,304	480,416,051
End of period	$440,973,936	$ 533,558,304
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund–9

LVIP BlackRock Global Real Estate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Real Estate Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 9.769	$ 8.456	$ 9.587	$ 9.024	$ 9.306	$ 9.732
Income (loss) from investment operations:
Net investment income[3]	0.107	0.212	0.207	0.229	0.203	0.157
Net realized and unrealized gain (loss)	(1.642)	1.871	(0.986)	0.746	(0.089)	(0.288)
Total from investment operations	(1.535)	2.083	(0.779)	0.975	0.114	(0.131)
Less dividends and distributions from:
Net investment income	—	(0.355)	(0.352)	(0.412)	(0.396)	(0.295)
Net realized gain	—	(0.415)	—	—	—	—
Total dividends and distributions	—	(0.770)	(0.352)	(0.412)	(0.396)	(0.295)
Net asset value, end of period	$ 8.234	$ 9.769	$ 8.456	$ 9.587	$ 9.024	$ 9.306
Total return[4]	(15.72%)	24.92%	(8.34%)	10.87%	1.18%	(1.22%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 349,237	$426,116	$382,835	$296,649	$288,333	$297,101
Ratio of expenses to average net assets	0.80%	0.76%	0.78%	0.78%	0.75%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.82%	0.77%	0.79%	0.78%	0.75%	0.74%
Ratio of net investment income to average net assets	2.50%	2.21%	2.25%	2.44%	2.14%	1.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.48%	2.20%	2.24%	2.44%	2.14%	1.61%
Portfolio turnover	80%	155%	116%	89%	45%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective Feburary 11, 2019, BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio, replacing CBRE Clarion Securities LLC.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund–10

LVIP BlackRock Global Real Estate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Real Estate Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 9.658	$ 8.367	$ 9.489	$ 8.937	$ 9.219	$ 9.643
Income (loss) from investment operations:
Net investment income[3]	0.095	0.191	0.182	0.203	0.177	0.130
Net realized and unrealized gain (loss)	(1.622)	1.844	(0.976)	0.738	(0.086)	(0.283)
Total from investment operations	(1.527)	2.035	(0.794)	0.941	0.091	(0.153)
Less dividends and distributions from:
Net investment income	—	(0.329)	(0.328)	(0.389)	(0.373)	(0.271)
Net realized gain	—	(0.415)	—	—	—	—
Total dividends and distributions	—	(0.744)	(0.328)	(0.389)	(0.373)	(0.271)
Net asset value, end of period	$ 8.131	$ 9.658	$ 8.367	$ 9.489	$ 8.937	$ 9.219
Total return[4]	(15.82%)	24.60%	(8.57%)	10.58%	0.94%	(1.47%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 91,737	$107,442	$ 97,581	$116,005	$110,338	$117,960
Ratio of expenses to average net assets	1.05%	1.01%	1.03%	1.03%	1.00%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.02%	1.04%	1.03%	1.00%	0.99%
Ratio of net investment income to average net assets	2.25%	1.96%	2.00%	2.19%	1.89%	1.36%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.23%	1.95%	1.99%	2.19%	1.89%	1.36%
Portfolio turnover	80%	155%	116%	89%	45%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective Feburary 11, 2019, BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio, replacing CBRE Clarion Securities LLC.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund–11

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Real Estate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Other debt securities, contracts for difference ("CFD") are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP BlackRock Global Real Estate Fund–12

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.73% of the first $250 million of the Fund’s average daily net assets; and 0.63% of the Fund’s average daily net assets in excess of $250 million.   LIAC has contractually agreed to waive portion of its advisory fee as follows: 0.02% of the first $250 million of the Fund’s average daily net assets; 0.01% of the next $500 million; and 0.00% of the Fund’s average daily net assets in excess of $750 million.
 The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$15,280
Legal	2,725
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $15,494 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP BlackRock Global Real Estate Fund–13

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$250,426
Distribution fees payable to LFD	19,423
Printing and mailing fees payable to Lincoln Life	14,023
Shareholder servicing fees payable to Lincoln Life	10,851
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$377,189,873
Sales	395,197,037
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$403,123,806
Aggregate unrealized appreciation of investments and derivatives	$ 60,115,295
Aggregate unrealized depreciation of investments and derivatives	(25,386,102)
Net unrealized appreciation of investments and derivatives	$ 34,729,193
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP BlackRock Global Real Estate Fund–14

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 17,564,429	$ —	$ 17,564,429
Belgium	—	3,609,552	—	3,609,552
Canada	12,253,391	—	—	12,253,391
China	—	2,332,426	—	2,332,426
France	—	4,753,166	—	4,753,166
Germany	—	28,494,563	—	28,494,563
Hong Kong	6,635,443	21,878,018	—	28,513,461
Japan	—	50,581,992	—	50,581,992
Malta	—	—	—*	—
Netherlands	—	2,265,971	—	2,265,971
Norway	—	2,888,659	—	2,888,659
Singapore	—	6,962,317	—	6,962,317
Spain	—	4,769,390	—	4,769,390
Sweden	—	6,488,115	—	6,488,115
Thailand	—	539,782	—	539,782
United Kingdom	—	26,666,419	—	26,666,419
United States	234,729,989	—	—	234,729,989
Money Market Fund	4,304,281	—	—	4,304,281
Total Investments	$257,923,104	$179,794,799	$ —	$437,717,903
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$ 2,523,065	$—	$ 2,523,065
Liabilities:
Foreign Currency Exchange Contracts	$—	$(2,374,611)	$—	$(2,374,611)
Swap Contract	$—	$ (13,358)	$—	$ (13,358)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	10,092,919	20,853,854
Service Class	1,182,888	889,715
Shares reinvested:
Standard Class	—	3,350,485
Service Class	—	817,226
	11,275,807	25,911,280
Shares redeemed:
Standard Class	(11,298,671)	(25,859,174)
Service Class	(1,024,528)	(2,245,454)
	(12,323,199)	(28,104,628)
Net decrease	(1,047,392)	(2,193,348)
LVIP BlackRock Global Real Estate Fund–15

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2020, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Swap Contracts-The Fund enters into CFDs in the normal course of pursuing its investment objective and strategies. The Fund may use CFDs to gain exposure to certain securities or markets.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the six months ended June 30, 2020, the Fund used contracts for difference to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP BlackRock Global Real Estate Fund–16

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$2,523,065	Receivables and other assets net of liabilities	$(2,374,611)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(13,358)
Total		$2,523,065		$(2,387,969)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$254,975	$454,633
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	7,011	(13,358)
Total		$261,986	$441,275
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$79,118,885	$79,168,559
Contracts for difference swap contract (average notional volume)	5,724	—
At June 30, 2020, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Goldman Sachs International	$10,000
Total	$10,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP BlackRock Global Real Estate Fund–17

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
At June 30, 2020, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$ 267,119	$ (190,885)	$ 76,234
Barclays Bank PLC	11,448	(38,034)	(26,586)
Citigroup Global Markets	26,112	(165,700)	(139,588)
Deutsche Bank	45,971	(77,449)	(31,478)
Goldman Sachs International	164,567	(62,995)	101,572
Hong Kong Shanghai Bank	169,226	(449,650)	(280,424)
JPMorgan Chase Bank	1,241,517	(646,004)	595,513
Standard Chartered Bank	106,743	(325,316)	(218,573)
State Street Bank & Trust Company	26,690	(369,626)	(342,936)
UBS AG	463,672	(62,310)	401,362
Total	$2,523,065	$(2,387,969)	$ 135,096

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	76,234	—	—	—	—	76,234
Barclays Bank PLC	(26,586)	—	—	—	—	(26,586)
Citigroup Global Markets	(139,588)	—	—	—	—	(139,588)
Deutsche Bank	(31,478)	—	—	—	—	(31,478)
Goldman Sachs International	101,572	—	—	—	10,000	111,572
Hong Kong Shanghai Bank	(280,424)	—	—	—	—	(280,424)
JPMorgan Chase Bank	595,513	—	—	—	—	595,513
Standard Chartered Bank	(218,573)	—	—	—	—	(218,573)
State Street Bank & Trust Company	(342,936)	—	—	—	—	(342,936)
UBS AG	401,362	—	—	—	—	401,362
Total	135,096	—	—	—	10,000	145,096

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
LVIP BlackRock Global Real Estate Fund–18

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Real Estate Fund–19

LVIP BlackRock Global Real Estate Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Global Real Estate Fund–20

LVIP BlackRock Inflation Protected Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP BlackRock Inflation Protected Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Inflation Protected Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,019.30	0.49%	$2.46
Service Class Shares	1,000.00	1,018.00	0.74%	3.71
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.40	0.49%	$2.46
Service Class Shares	1,000.00	1,021.20	0.74%	3.72

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Non-Agency Collateralized Mortgage Obligations	0.01%
Non-Agency Commercial Mortgage-Backed Securities	0.30%
Sovereign Bonds	44.33%
Australia	0.87%
Canada	0.73%
Colombia	0.23%
Denmark	0.31%
France	10.62%
Germany	3.92%
Hungary	0.05%
Indonesia	0.06%
Italy	7.85%
Japan	8.86%
Mexico	0.27%
New Zealand	0.07%
Spain	3.07%
Sweden	1.02%
United Kingdom	6.33%
Uruguay	0.07%
U.S. Treasury Obligations	52.87%
Money Market Fund	2.20%
Total Investments	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	54.22%
AAA	7.15%
AA	17.27%
A	10.68%
BBB	9.47%
Non-Rated	1.21%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets
June 30, 2020 (unaudited)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.01%
ABN Amro Mortgage Series 2003-4 A4 5.50% 3/25/33		39,053	$ 40,319
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34		62,090	63,212
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		76,416	79,436
Total Non-Agency Collateralized Mortgage Obligations (Cost $182,651)			182,967
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.30%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30		1,014,000	1,066,760
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	894,133
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 3.55% 4/10/34		883,000	893,267
•Irvine Core Office Trust Series 2013-IRV A2 3.28% 5/15/48		798,000	826,499
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.92% 2/15/46		357,000	367,818
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,047,120)			4,048,477
ΔSOVEREIGN BONDS–44.33%
Australia–0.87%
Australia Government Bonds
0.75% 11/21/27	AUD	1,155,000	895,432
1.25% 2/21/22	AUD	5,255,000	4,304,627
1.25% 8/21/40	AUD	490,000	445,565
3.00% 9/20/25	AUD	6,115,000	6,166,336
			11,811,960
Canada–0.73%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	349,046	385,896
4.25% 12/1/21	CAD	4,868,664	3,786,018
4.25% 12/1/26	CAD	5,980,891	5,715,725
			9,887,639
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Colombia–0.23%
Colombia Government International Bond 3.00% 1/30/30		3,240,000	$ 3,199,500
			3,199,500
Denmark–0.31%
Denmark Inflation Linked Government Bond 0.10% 11/15/23	DKK	26,704,163	4,209,615
			4,209,615
France–10.62%
French Republic Government Bond O.A.T
0.10% 3/1/21	EUR	20,363,034	22,789,643
0.10% 3/1/25	EUR	10,165,625	11,907,202
0.10% 3/1/28	EUR	3,567,613	4,300,915
0.10% 3/1/29	EUR	1,054,541	1,294,190
0.25% 7/25/24	EUR	11,365,469	13,410,261
0.70% 7/25/30	EUR	18,178,706	23,916,641
1.10% 7/25/22	EUR	24,367,938	28,439,117
1.85% 7/25/27	EUR	5,873,097	7,960,336
2.10% 7/25/23	EUR	14,818,978	18,132,519
3.40% 7/25/29	EUR	767,006	1,213,662
3.40% 7/25/29	EUR	6,955,053	11,005,237
			144,369,723
Germany–3.92%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	26,733,885	30,582,695
0.10% 4/15/26	EUR	4,992,624	5,993,734
0.50% 4/15/30	EUR	12,702,806	16,696,626
			53,273,055
Hungary–0.05%
Hungary Government International Bond 1.63% 4/28/32	EUR	600,000	675,583
			675,583
Indonesia–0.06%
Indonesia Government International Bond 2.85% 2/14/30		785,000	801,345
			801,345
Italy–7.85%
Italy Buoni Poliennali Del Tesoro 0.40% 5/15/30	EUR	4,733,715	5,114,295
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
0.10% 5/15/22	EUR	13,539,530	15,084,030
0.10% 5/15/23	EUR	7,107,592	7,911,400
0.45% 5/22/23	EUR	295,814	332,018
1.25% 9/15/32	EUR	157,101	183,196
1.30% 5/15/28	EUR	28,737,111	33,574,348
2.10% 9/15/21	EUR	2,510,427	2,884,184
LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Italy (continued)
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds (continued)
2.35% 9/15/24	EUR	6,322,080	$ 7,673,398
2.60% 9/15/23	EUR	17,226,459	20,814,056
3.10% 9/15/26	EUR	10,214,005	13,254,122
			106,825,047
Japan–8.86%
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	677,145,000	6,265,042
0.10% 3/10/24	JPY	458,085,600	4,243,788
0.10% 9/10/24	JPY	871,479,000	8,041,255
0.10% 3/10/25	JPY	1,606,860,000	14,789,511
0.10% 3/10/26	JPY	997,079,304	9,181,718
0.10% 3/10/27	JPY	866,795,424	7,985,998
0.10% 3/10/28	JPY	3,171,281,193	29,247,157
0.10% 3/10/29	JPY	4,406,805,648	40,784,634
			120,539,103
Mexico–0.27%
Mexico Government International Bonds
3.25% 4/16/30		2,625,000	2,601,401
4.50% 4/22/29		940,000	1,022,250
			3,623,651
New Zealand–0.07%
New Zealand Government Inflation Linked Bond 2.50% 9/20/40	NZD	982,000	943,119
			943,119
Spain–3.07%
Spain Government Bond 1.00% 10/31/50	EUR	10,490,000	10,992,299
Spain Government Inflation Linked Bonds
0.15% 11/30/23	EUR	1,045,095	1,205,420
0.30% 11/30/21	EUR	6,711,808	7,592,744
0.65% 11/30/27	EUR	6,949,250	8,469,507
0.70% 11/30/33	EUR	61,779	78,026
1.80% 11/30/24	EUR	10,752,973	13,377,006
			41,715,002
Sweden–1.02%
Sweden Inflation Linked Bonds
0.13% 6/1/26	SEK	12,325,000	1,540,185
0.13% 12/1/27	SEK	4,090,000	516,836
0.25% 6/1/22	SEK	22,950,000	2,707,549
1.00% 6/1/25	SEK	31,395,000	4,010,748
3.50% 12/1/28	SEK	25,000,000	5,053,768
			13,829,086
United Kingdom–6.33%
United Kingdom Gilt Inflation Linked Bonds
0.13% 3/22/24	GBP	11,726,005	16,067,476
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom (continued)
United Kingdom Gilt Inflation Linked Bonds (continued)
0.13% 3/22/26	GBP	4,243,272	$ 6,204,599
0.13% 8/10/28	GBP	1,629,438	2,572,507
0.13% 3/22/29	GBP	1,078,367	1,730,534
1.88% 11/22/22	GBP	39,701,839	54,580,865
2.50% 7/17/24	GBP	1,115,000	4,973,265
			86,129,246
Uruguay–0.07%
Uruguay Government International Bond 4.38% 1/23/31		810,000	946,696
			946,696
Total Sovereign Bonds (Cost $594,392,342)			602,779,370
U.S. TREASURY OBLIGATIONS–52.87%
U.S. Treasury Inflation Index
0.13% 10/15/24		23,968,969	25,130,473
0.13% 1/15/30		31,517,480	34,076,285
U.S. Treasury Inflation Indexed Bonds
0.25% 2/15/50		13,356,257	14,995,529
1.00% 2/15/48		98,794	130,708
∞1.00% 2/15/49		14,017,996	18,721,708
U.S. Treasury Inflation Protected Security
0.13% 7/15/22		167,274	171,370
0.13% 7/15/24		32,805,608	34,301,913
0.13% 7/15/26		48,667,931	51,736,478
0.25% 1/15/25		62,626,149	65,959,521
0.25% 7/15/29		30,690,061	33,594,392
0.38% 7/15/23		30,711,295	32,011,231
0.38% 7/15/25		39,622,496	42,364,694
0.38% 1/15/27		46,451,514	50,107,324
0.38% 7/15/27		41,027,177	44,638,443
0.50% 1/15/28		40,792,747	44,704,054
0.63% 4/15/23		16,409,752	17,079,134
0.63% 1/15/24		2,192,645	2,311,411
×0.63% 1/15/26		56,113,945	60,821,420
0.75% 7/15/28		37,263,954	42,039,464
0.88% 1/15/29		31,273,479	35,652,647
1.75% 1/15/28		9,584,781	11,440,924
2.00% 1/15/26		5,381,472	6,260,371
2.38% 1/15/25		12,874,494	14,838,097
2.38% 1/15/27		578,601	703,178
∞2.50% 1/15/29		5,523,210	7,083,943
3.88% 4/15/29		5,335,063	7,544,342
U.S. Treasury Notes 0.13% 4/15/25		19,503,949	20,451,277
Total U.S. Treasury Obligations (Cost $659,159,529)			718,870,331

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.20%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	29,890,536	$ 29,890,536
Total Money Market Fund (Cost $29,890,536)		29,890,536

TOTAL INVESTMENTS–99.71% (Cost $1,287,672,178)	1,355,771,681
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	3,993,611
NET ASSETS APPLICABLE TO 132,848,255 SHARES OUTSTANDING –100.00%	$1,359,765,292
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($623,409,413 / 60,869,123 Shares)	$10.242
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($736,355,879 / 71,979,132 Shares)	$10.230
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$1,430,690,096
Distributable earnings/(accumulated loss)	(70,924,804)
TOTAL NET ASSETS	$1,359,765,292

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
Δ Securities have been classified by country of origin.
∞ Fully or partially pledged as collateral for futures contracts.
× Fully or partially pledged as collateral for derivatives.
★ Includes $269,343 variation margin due from broker on futures contracts, $326,122 payable for fund shares redeemed, $87,738 other accrued expenses payable and $686,315 due to manager and affiliates as of June 30, 2020.
LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2020:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ANZB	EUR	613,700	USD	(688,150)	7/6/20	$ 1,426	$ —
BCLY	AUD	(1,005,544)	USD	690,474	7/6/20	—	(3,478)
BCLY	SEK	(129,029,000)	USD	13,694,733	7/6/20	—	(153,120)
BNP	CAD	(2,743,379)	USD	2,030,000	7/8/20	9,193	—
BNP	EUR	(795,450)	USD	884,939	7/6/20	—	(8,858)
BOA	CAD	4,259,441	USD	(3,045,000)	7/8/20	92,558	—
CITI	CAD	(8,436,208)	USD	6,080,000	7/8/20	—	(134,217)
CITI	CAD	5,572,489	USD	(4,010,000)	7/8/20	94,764	—
CITI	CAD	2,751,477	USD	(2,030,000)	7/8/20	—	(3,228)
CITI	EUR	(2,405,000)	USD	2,722,182	11/2/20	12,211	—
CITI	GBP	(68,635,000)	USD	84,529,761	7/6/20	—	(518,848)
CITI	GBP	(1,594,003)	USD	1,987,323	7/6/20	12,124	—
CITI	GBP	2,184,298	USD	(2,722,182)	11/2/20	—	(13,511)
GSI	CAD	4,268,646	USD	(3,050,000)	7/8/20	94,337	—
HSBC	CAD	226,500	USD	(166,523)	7/6/20	319	—
HSBC	GBP	1,230,900	USD	(1,528,895)	7/6/20	—	(3,633)
JPMC	CAD	(664,875)	USD	488,197	8/5/20	—	(1,592)
JPMC	DKK	(28,551,000)	USD	4,257,953	7/6/20	—	(47,204)
JPMC	EUR	(1,396,002)	USD	1,553,900	7/6/20	—	(14,699)
JPMC	EUR	(4,370,464)	USD	4,912,240	8/5/20	—	(1,922)
JPMC	GBP	(1,332,463)	USD	1,647,555	7/6/20	—	(3,558)
JPMC	GBP	472,489	USD	(583,938)	8/5/20	1,661	—
JPMC	JPY	36,753,921	USD	(340,823)	8/5/20	—	(273)
MSC	CAD	4,273,885	USD	(3,050,000)	7/8/20	98,197	—
MSC	CAD	(2,768,245)	USD	1,995,000	7/8/20	—	(44,124)
MSC	EUR	(324,910,663)	USD	359,189,136	7/6/20	—	(5,892,412)
MSC	EUR	169,967,663	USD	(191,668,524)	7/6/20	—	(686,619)
MSC	EUR	(149,508,663)	USD	168,773,602	8/5/20	665,638	—
MSC	JPY	(122,543,308)	USD	1,147,112	7/6/20	12,119	—
MSC	NZD	(1,381,000)	USD	861,135	7/6/20	—	(30,060)
RBS	AUD	(16,963,000)	USD	11,426,972	7/6/20	—	(279,633)
RBS	CAD	(13,091,000)	USD	9,549,633	7/6/20	—	(93,301)
RBS	CAD	4,261,181	USD	(3,045,000)	7/8/20	93,839	—
SCB	EUR	2,405,000	USD	(2,707,068)	11/2/20	2,903	—
SCB	GBP	(2,182,046)	USD	2,707,068	11/2/20	1,190	—
UBS	GBP	(103,000)	USD	130,122	7/6/20	2,490	—
UBS	JPY	(13,339,601,000)	USD	123,857,036	7/6/20	305,964	—
Total Foreign Currency Exchange Contracts						$1,500,933	$(7,934,290)

[1]	See Note 5 in Notes to Financial Statements.
LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
148	Canadian Government Bonds	$ 16,768,827	$ 16,753,052	9/21/20	$ 15,778	$ —
(99)	Euro-BTP	(16,003,262)	(15,526,017)	9/8/20	—	(477,245)
20	Euro-Bund	3,966,403	3,942,311	9/8/20	24,092	—
(66)	Euro-BUXL	(16,310,248)	(16,005,675)	9/8/20	—	(304,573)
(47)	Euro-O.A.T.	(8,852,671)	(8,757,608)	9/8/20	—	(95,063)
(24)	Japan 10 yr Bonds (OSE)	(33,774,485)	(33,794,412)	9/14/20	19,927	—
322	Long Gilt	54,917,036	54,799,657	9/28/20	117,379	—
(228)	U.S. Treasury 10 yr Notes	(31,731,188)	(31,676,224)	9/21/20	—	(54,964)
(475)	U.S. Treasury 10 yr Ultra Notes	(74,805,078)	(74,449,944)	9/21/20	—	(355,134)
333	U.S. Treasury 2 yr Notes	73,535,766	73,526,124	9/30/20	9,642	—
59	U.S. Treasury 5 yr Notes	7,418,789	7,402,270	9/30/20	16,519	—
(154)	U.S. Treasury Ultra Bonds	(33,596,063)	(33,404,303)	9/21/20	—	(191,760)
Total Futures Contracts					$203,337	$(1,478,739)

[1]	See Note 5 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ANZB–Australian and New Zealand Banking Group Limited
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BTP–Buoni del Tesoro Poliennali
BUXL–Bundesanleihe
CAD–Canadian Dollar
CITI–Citigroup Global Markets
CPI–Consumer Price Index
DKK–Danish Krone
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
RBS–Royal Bank of Scotland
SCB–Standard Chartered Bank
SEK–Swedish Krona
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Interest[1]	$ (1,576,954)
EXPENSES:
Management fees	2,948,117
Distribution fees-Service Class	947,466
Shareholder servicing fees	204,726
Accounting and administration expenses	147,449
Custodian fees	64,566
Reports and statements to shareholders	49,416
Professional fees	33,276
Trustees’ fees and expenses	20,090
Pricing fees	11,011
Consulting fees	1,898
Other	10,629
Total operating expenses	4,438,644
NET INVESTMENT LOSS	(6,015,598)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	2,469,783
Foreign currencies	(2,577,630)
Foreign currency exchange contracts	7,965,267
Futures contracts	(6,936,018)
Net realized gain	921,402
Net change in unrealized appreciation (depreciation) of:
Investments	26,477,140
Foreign currencies	(104,945)
Foreign currency exchange contracts	3,237,378
Futures contracts	(2,016,228)
Net change in unrealized appreciation (depreciation)	27,593,345
NET REALIZED AND UNREALIZED GAIN	28,514,747
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,499,149

[1]	Includes $(596,282) of net deflation adjustments on inflation protected securities.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (6,015,598)	$ 14,542,796
Net realized gain	921,402	20,217,284
Net change in unrealized appreciation (depreciation)	27,593,345	54,399,600
Net increase in net assets resulting from operations	22,499,149	89,159,680
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(15,840,209)
Service Class	—	(15,683,782)
Return of capital:
Standard Class	—	(173,242)
Service Class	—	(171,531)
	—	(31,868,764)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	82,906,717	122,587,496
Service Class	33,937,366	59,952,275
Reinvestment of dividends and distributions:
Standard Class	—	16,013,451
Service Class	—	15,855,313
	116,844,083	214,408,535
Cost of shares redeemed:
Standard Class	(176,026,376)	(227,689,647)
Service Class	(101,444,495)	(108,880,721)
	(277,470,871)	(336,570,368)
Decrease in net assets derived from capital share transactions	(160,626,788)	(122,161,833)
NET DECREASE IN NET ASSETS	(138,127,639)	(64,870,917)
NET ASSETS:
Beginning of period	1,497,892,931	1,562,763,848
End of period	$1,359,765,292	$1,497,892,931
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 10.048	$ 9.709	$ 10.209	$ 10.158	$ 9.936	$ 10.351
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.036)	0.104	0.170	0.108	0.021	0.010
Net realized and unrealized gain (loss)	0.230	0.467	(0.143)	0.112	0.334	(0.302)
Total from investment operations	0.194	0.571	0.027	0.220	0.355	(0.292)
Less dividends and distributions from:
Net investment income	—	(0.229)	(0.293)	(0.169)	(0.133)	(0.123)
Return of capital	—	(0.003)	(0.234)	—	—	—
Total dividends and distributions	—	(0.232)	(0.527)	(0.169)	(0.133)	(0.123)
Net asset value, end of period	$ 10.242	$ 10.048	$ 9.709	$ 10.209	$ 10.158	$ 9.936
Total return[3]	1.93%	5.89%	0.27%	2.18%	3.57%	(2.82%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$623,409	$706,436	$766,173	$373,352	$530,309	$537,382
Ratio of expenses to average net assets	0.49%	0.49%	0.49%	0.49%	0.47%	0.46%
Ratio of net investment income (loss) to average net assets[4]	(0.71%)	1.04%	1.68%	1.05%	0.21%	0.10%
Portfolio turnover	51%	100%	107%	101%	82%	367%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 10.049	$ 9.710	$ 10.184	$ 10.158	$ 9.912	$ 10.352
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.049)	0.079	0.145	0.082	(0.004)	(0.016)
Net realized and unrealized gain (loss)	0.230	0.466	(0.143)	0.113	0.332	(0.301)
Total from investment operations	0.181	0.545	0.002	0.195	0.328	(0.317)
Less dividends and distributions from:
Net investment income	—	(0.204)	(0.265)	(0.169)	(0.082)	(0.123)
Return of capital	—	(0.002)	(0.211)	—	—	—
Total dividends and distributions	—	(0.206)	(0.476)	(0.169)	(0.082)	(0.123)
Net asset value, end of period	$ 10.230	$ 10.049	$ 9.710	$ 10.184	$ 10.158	$ 9.912
Total return[3]	1.80%	5.62%	0.02%	1.94%	3.30%	(3.07%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$736,356	$791,457	$796,591	$850,504	$805,119	$795,414
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.72%	0.71%
Ratio of net investment income (loss) to average net assets[4]	(0.96%)	0.79%	1.43%	0.80%	(0.04%)	(0.15%)
Portfolio turnover	51%	100%	107%	101%	82%	367%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP BlackRock Inflation Protected Bond Fund–11

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.45% of the first $500 million of the Fund’s average daily net assets; and 0.40% of the Fund’s average daily net assets in excess of $500 million.   The management fee is calculated daily and paid monthly.
BlackRock Financial Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$45,151
Legal	8,052
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $42,020 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$463,229
Distribution fees payable to LFD	148,795
Printing and mailing fees payable to Lincoln Life	42,192
Shareholder servicing fees payable to Lincoln Life	32,099
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities purchases of $813,656 and securities sales of $265,980, which resulted in net realized gains of $44,220.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP BlackRock Inflation Protected Bond Fund–12

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$335,781,538
Purchases of U.S. government securities	372,996,094
Sales other than U.S. government securities	364,599,106
Sales of U.S. government securities	502,795,163
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,287,672,178
Aggregate unrealized appreciation of investments and derivatives	$ 75,516,477
Aggregate unrealized depreciation of investments and derivatives	(15,059,704)
Net unrealized appreciation of investments and derivatives	$ 60,456,773
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Inflation Protected Bond Fund–13

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Non-Agency Collateralized Mortgage Obligations	$ —	$ 182,967	$—	$ 182,967
Non-Agency Commercial Mortgage-Backed Securities	—	4,048,477	—	4,048,477
Sovereign Bonds	—	602,779,370	—	602,779,370
U.S. Treasury Obligations	—	718,870,331	—	718,870,331
Money Market Fund	29,890,536	—	—	29,890,536
Total Investments	$29,890,536	$1,325,881,145	$—	$1,355,771,681
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 1,500,933	$—	$ 1,500,933
Futures Contracts	$ 203,337	$ —	$—	$ 203,337
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(7,934,290)	$—	$(7,934,290)
Futures Contracts	$(1,478,739)	$ —	$—	$(1,478,739)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	8,219,296	12,243,913
Service Class	3,357,181	5,985,961
Shares reinvested:
Standard Class	—	1,599,745
Service Class	—	1,583,631
	11,576,477	21,413,250
Shares redeemed:
Standard Class	(17,655,950)	(22,452,552)
Service Class	(10,137,184)	(10,852,011)
	(27,793,134)	(33,304,563)
Net decrease	(16,216,657)	(11,891,313)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be
LVIP BlackRock Inflation Protected Bond Fund–14

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2020, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2020, the Fund pledged securities with a value of $0 as collateral for futures contracts.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$1,500,933	Receivables and other assets net of liabilities	$(7,934,290)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	203,337	Receivables and other assets net of liabilities	(1,478,739)
Total		$1,704,270		$(9,413,029)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 7,965,267	$ 3,237,378
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(6,936,018)	(2,016,228)
Total		$ 1,029,249	$ 1,221,150
LVIP BlackRock Inflation Protected Bond Fund–15

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$467,761,672	$1,067,446,351
Futures contracts (average notional value)	209,081,231	214,806,788
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2020, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Australia and New Zealand Banking Group Limited	$ 1,426	$ —	$ 1,426
Bank of America N.A.	92,558	—	92,558
Barclays Bank PLC	—	(156,598)	(156,598)
BNP Paribas SA	9,193	(8,858)	335
Citigroup Global Markets	119,099	(669,804)	(550,705)
Goldman Sachs International	94,337	—	94,337
Hong Kong Shanghai Bank	319	(3,633)	(3,314)
JPMorgan Chase Bank	1,661	(69,248)	(67,587)
Morgan Stanley Capital	775,954	(6,653,215)	(5,877,261)
Royal Bank of Scotland	93,839	(372,934)	(279,095)
Standard Chartered Bank	4,093	—	4,093
UBS AG	308,454	—	308,454
Total	$1,500,933	$(7,934,290)	$(6,433,357)

LVIP BlackRock Inflation Protected Bond Fund–16

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Australia and New Zealand Banking Group Limited	1,426	—	—	—	—	1,426
Bank of America N.A.	92,558	—	—	—	—	92,558
Barclays Bank PLC	(156,598)	—	—	—	—	(156,598)
BNP Paribas SA	335	—	—	—	—	335
Citigroup Global Markets	(550,705)	—	—	—	—	(550,705)
Goldman Sachs International	94,337	—	—	—	—	94,337
Hong Kong Shanghai Bank	(3,314)	—	—	—	—	(3,314)
JPMorgan Chase Bank	(67,587)	—	—	—	—	(67,587)
Morgan Stanley Capital	(5,877,261)	—	—	3,529,150	—	(2,348,111)
Royal Bank of Scotland	(279,095)	—	—	—	—	(279,095)
Standard Chartered Bank	4,093	—	—	—	—	4,093
UBS AG	308,454	—	—	—	—	308,454
Total	(6,433,357)	—	—	3,529,150	—	(2,904,207)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
LVIP BlackRock Inflation Protected Bond Fund–17

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Inflation Protected Bond Fund–18

LVIP BlackRock Inflation Protected Bond Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock Inflation Protected Bond Fund–19

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$940.60	0.31%	$1.50
Service Class Shares	1,000.00	938.90	0.66%	3.18
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.31%	$1.56
Service Class Shares	1,000.00	1,021.60	0.66%	3.32

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Investment Companies	98.11%
Equity Funds	68.49%
Fixed Income Funds	25.72%
Money Market Fund	3.90%
Total Investments	98.11%
Receivables and Other Assets Net of Liabilities	1.89%
Total Net Assets	100.00%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–98.11%
Equity Funds–68.49%
iShares Core S&P 500 ETF	540,693	$ 167,447,215
iShares Core S&P Mid-Cap ETF	232,097	41,271,489
iShares Edge MSCI Min Vol USA ETF	2,340,666	141,914,580
iShares Russell 2000 ETF	372,613	53,350,729
		403,984,013
Fixed Income Funds–25.72%
iShares Broad USD Investment Grade Corporate Bond ETF	423,359	25,579,351
iShares Core U.S. Aggregate Bond ETF	638,965	75,532,052
iShares Core U.S. Treasury Bond ETF	903,912	25,300,497
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	228,691	$ 25,316,094
		151,727,994
Money Market Fund–3.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	22,983,238	22,983,238
		22,983,238
Total Investment Companies (Cost $510,609,478)		578,695,245

TOTAL INVESTMENTS–98.11% (Cost $510,609,478)	578,695,245
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.89%	11,144,114
NET ASSETS APPLICABLE TO 48,346,982 SHARES OUTSTANDING–100.00%	$589,839,359
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($13,146,467 / 1,074,512 Shares)	$12.235
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($576,692,892 / 47,272,470 Shares)	$12.199
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$557,101,657
Distributable earnings/(accumulated loss)	32,737,702
TOTAL NET ASSETS	$589,839,359

★ Includes $14,424,200 cash collateral held at broker for futures contracts, $2,685,158 payable for securities purchased, $538,787 payable for fund shares redeemed, $19,459 other accrued expenses payable, $302,457 due to manager and affiliates and $1,629,585 variation margin due to broker on futures contracts as of June 30, 2020.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
1,806	U.S. Treasury 5 yr Notes	$ 227,090,392	$ 226,626,671	9/30/20	$463,721	$ —
Equity Contracts:
(320)	E-mini Russell 2000 Index	(23,001,600)	(22,059,675)	9/18/20	—	(941,925)
(706)	E-mini S&P 500 Index	(109,084,060)	(106,852,268)	9/18/20	—	(2,231,792)
(176)	E-mini S&P MidCap 400 Index	(31,312,160)	(30,672,113)	9/18/20	—	(640,047)
					—	(3,813,764)
Total Futures Contracts					$463,721	$(3,813,764)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–4

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 5,091,178
Interest	71,584
5,162,762
EXPENSES:
Distribution fees-Service Class	968,899
Management fees	706,937
Shareholder servicing fees	82,005
Accounting and administration expenses	52,128
Professional fees	16,601
Custodian fees	13,910
Trustees’ fees and expenses	7,355
Reports and statements to shareholders	7,252
Consulting fees	2,023
Pricing fees	137
Other	3,692
1,860,939
Less:
Management fees waived	(4,829)
Total operating expenses	1,856,110
NET INVESTMENT INCOME	3,306,652
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(3,354,083)
Futures contracts	(18,158,521)
Net realized loss	(21,512,604)
Net change in unrealized appreciation (depreciation) of:
Investments	(14,047,126)
Futures contracts	(3,285,405)
Net change in unrealized appreciation (depreciation)	(17,332,531)
NET REALIZED AND UNREALIZED LOSS	(38,845,135)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(35,538,483)
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,306,652	$ 6,856,485
Net realized loss	(21,512,604)	(5,473,415)
Net change in unrealized appreciation (depreciation)	(17,332,531)	69,936,468
Net increase (decrease) in net assets resulting from operations	(35,538,483)	71,319,538
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(281,749)
Service Class	—	(11,422,766)
	—	(11,704,515)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,609,558	5,292,121
Service Class	88,077,589	173,978,925
Reinvestment of dividends and distributions:
Standard Class	—	281,749
Service Class	—	11,422,766
	90,687,147	190,975,561
Cost of shares redeemed:
Standard Class	(602,505)	(846,530)
Service Class	(20,985,878)	(26,565,511)
	(21,588,383)	(27,412,041)
Increase in net assets derived from capital share transactions	69,098,764	163,563,520
NET INCREASE IN NET ASSETS	33,560,281	223,178,543
NET ASSETS:
Beginning of period	556,279,078	333,100,535
End of period	$589,839,359	$556,279,078
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–5

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended			5/2/16 [1] to 12/31/16
		12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 13.008	$ 11.225	$ 11.719	$ 10.463	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.093	0.240	0.217	0.184	0.174
Net realized and unrealized gain (loss)	(0.866)	1.874	(0.538)	1.228	0.378
Total from investment operations	(0.773)	2.114	(0.321)	1.412	0.552
Less dividends and distributions from:
Net investment income	—	(0.207)	(0.173)	(0.156)	(0.089)
Net realized gain	—	(0.124)	—	— [4]	—
Total dividends and distributions	—	(0.331)	(0.173)	(0.156)	(0.089)
Net asset value, end of period	$ 12.235	$ 13.008	$ 11.225	$ 11.719	$ 10.463
Total return[5]	(5.94%)	18.90%	(2.74%)	13.49%	5.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 13,146	$ 11,864	$ 5,937	$ 3,784	$ 1,444
Ratio of expenses to average net assets[6]	0.31%	0.32%	0.32%	0.32%	0.34%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.31%	0.32%	0.32%	0.32%	0.38%
Ratio of net investment income to average net assets	1.52% [7]	1.94%	1.82%	1.64%	2.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.52% [7]	1.94%	1.82%	1.64%	2.48%
Portfolio turnover	12%	3%	5%	3%	14%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	For the year ended December 31, 2017, net realized gain distributions of $57 were made by the Fund’s Standard Class, which calculated to a de minimis amount of $0.000 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–6

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended			5/2/16 [1] to 12/31/16
		12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 12.993	$ 11.221	$ 11.718	$ 10.464	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.072	0.196	0.174	0.144	0.150
Net realized and unrealized gain (loss)	(0.866)	1.872	(0.534)	1.226	0.377
Total from investment operations	(0.794)	2.068	(0.360)	1.370	0.527
Less dividends and distributions from:
Net investment income	—	(0.172)	(0.137)	(0.116)	(0.063)
Net realized gain	—	(0.124)	—	— [4]	—
Total dividends and distributions	—	(0.296)	(0.137)	(0.116)	(0.063)
Net asset value, end of period	$ 12.199	$ 12.993	$ 11.221	$ 11.718	$ 10.464
Total return[5]	(6.11%)	18.48%	(3.07%)	13.10%	5.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$576,693	$544,415	$327,163	$258,831	$127,286
Ratio of expenses to average net assets[6]	0.66%	0.67%	0.67%	0.67%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.66%	0.67%	0.67%	0.67%	0.73%
Ratio of net investment income to average net assets	1.17% [7]	1.59%	1.47%	1.29%	2.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.17% [7]	1.59%	1.47%	1.29%	2.13%
Portfolio turnover	12%	3%	5%	3%	14%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	For the year ended December 31, 2017, net realized gain distributions of $4,399 were made by the Fund’s Service Class, which calculated to a de minimis amount of $0.000 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–7

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–8

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$17,550
Legal	3,128
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,643 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$118,351
Distribution fees payable to LFD	165,455
Printing and mailing fees payable to Lincoln Life	4,642
Shareholder servicing fees payable to Lincoln Life	14,009
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$96,789,094
Sales	62,673,890
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–9

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$510,609,478
Aggregate unrealized appreciation of investments and derivatives	$ 68,085,767
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$ 68,085,767
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$578,695,245	$—	$—	$578,695,245
Derivatives:
Assets:
Futures Contract	$ 463,721	$—	$—	$ 463,721
Liabilities:
Futures Contracts	$ (3,813,764)	$—	$—	$ (3,813,764)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–10

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	212,114	431,071
Service Class	7,081,710	14,005,139
Shares reinvested:
Standard Class	—	21,869
Service Class	—	889,477
	7,293,824	15,347,556
Shares redeemed:
Standard Class	(49,667)	(69,827)
Service Class	(1,711,126)	(2,148,882)
	(1,760,793)	(2,218,709)
Net increase	5,533,031	13,128,847
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$ —	Receivables and other assets net of liabilities	$(3,813,764)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	463,721	Receivables and other assets net of liabilities	—
Total		$463,721		$(3,813,764)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–11

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(20,420,775)	$(3,813,764)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,262,254	528,359
Total		$(18,158,521)	$(3,285,405)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$119,008,411	$106,901,736
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–12

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–13

LVIP Blended Large Cap Growth Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Blended Large Cap Growth Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Large Cap Growth Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,022.90	0.70%	$3.52
Service Class Shares	1,000.00	1,021.70	0.95%	4.78
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.40	0.70%	$3.52
Service Class Shares	1,000.00	1,020.10	0.95%	4.77

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	92.53%
Aerospace & Defense	1.89%
Air Freight & Logistics	0.36%
Airlines	0.10%
Banks	1.44%
Beverages	1.01%
Biotechnology	3.11%
Building Products	0.36%
Capital Markets	1.99%
Chemicals	1.71%
Commercial Services & Supplies	0.13%
Communications Equipment	0.49%
Consumer Finance	0.14%
Containers & Packaging	0.33%
Diversified Consumer Services	0.01%
Diversified Financial Services	0.75%
Diversified Telecommunication Services	0.12%
Electric Utilities	1.31%
Electrical Equipment	0.18%
Electronic Equipment, Instruments & Components	0.22%
Energy Equipment & Services	0.08%
Entertainment	2.77%
Equity Real Estate Investment Trusts	3.25%
Food & Staples Retailing	0.94%
Food Products	0.59%
Health Care Equipment & Supplies	2.80%
Health Care Providers & Services	2.92%
Hotels, Restaurants & Leisure	1.19%
Household Durables	0.45%
Household Products	1.15%
Industrial Conglomerates	0.29%
Insurance	1.76%
Interactive Media & Services	7.68%
Internet & Direct Marketing Retail	7.16%
IT Services	6.30%
Life Sciences Tools & Services	1.12%
Machinery	0.92%
Media	1.29%
Mortgage Real Estate Investment Trusts (REITs)	0.02%
Multiline Retail	0.90%
Multi-Utilities	0.28%
Oil, Gas & Consumable Fuels	1.36%
Personal Products	0.07%
Pharmaceuticals	2.82%
Professional Services	0.94%
Road & Rail	0.92%
Security Type/Sector	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	4.62%
Software	12.18%
Specialty Retail	2.66%
Technology Hardware, Storage & Peripherals	7.33%
Wireless Telecommunication Services	0.12%
Exchange-Traded Fund	1.01%
Money Market Fund	4.43%
Total Investments	97.97%
Receivables and Other Assets Net of Liabilities	2.03%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple	7.12%
Microsoft	7.06%
Amazon.com	6.47%
Alphabet Class A & Class C	3.96%
Facebook Class A	3.13%
PayPal Holdings	1.47%
Netflix	1.34%
Visa Class A	1.32%
Adobe	1.23%
Bank of America	1.22%
Total	34.32%

IT–Information Technology

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–92.53%
Aerospace & Defense–1.89%
†Boeing	9,862	$ 1,807,705
Lockheed Martin	38,406	14,015,118
Northrop Grumman	15,282	4,698,298
Raytheon Technologies	51,178	3,153,588
		23,674,709
Air Freight & Logistics–0.36%
FedEx	32,400	4,543,128
		4,543,128
Airlines–0.10%
†Southwest Airlines	35,353	1,208,366
		1,208,366
Banks–1.44%
Bank of America	647,658	15,381,878
Citigroup	53,073	2,712,030
		18,093,908
Beverages–1.01%
Coca-Cola	160,216	7,158,451
†Monster Beverage	79,718	5,526,052
		12,684,503
Biotechnology–3.11%
AbbVie	93,784	9,207,713
†ACADIA Pharmaceuticals	9,436	457,363
†Acceleron Pharma	5,159	491,498
†Alexion Pharmaceuticals	20,915	2,347,500
†Biogen	19,366	5,181,373
†Exelixis	50,495	1,198,751
†Global Blood Therapeutics	4,064	256,560
†Incyte	4,616	479,926
†Neurocrine Biosciences	16,517	2,015,074
†Regeneron Pharmaceuticals	1,589	990,980
†Sarepta Therapeutics	12,754	2,044,976
†Seattle Genetics	28,812	4,895,735
†Vertex Pharmaceuticals	32,395	9,404,593
		38,972,042
Building Products–0.36%
Allegion	9,376	958,415
Masco	23,285	1,169,140
Trane Technologies	27,266	2,426,128
		4,553,683
Capital Markets–1.99%
BlackRock	3,042	1,655,122
Blackstone Group Class A	101,851	5,770,877
Charles Schwab	97,196	3,279,393
CME Group	4,687	761,825
Goldman Sachs Group	590	116,596
Interactive Brokers Group Class A	8,897	371,628
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MarketAxess Holdings	2,822	$ 1,413,596
S&P Global	29,915	9,856,394
TD Ameritrade Holding	46,166	1,679,519
		24,904,950
Chemicals–1.71%
†Axalta Coating Systems	141,016	3,179,911
Celanese	30,865	2,664,884
FMC	27,815	2,770,930
Linde	14,593	3,095,321
NewMarket	1,315	526,631
PPG Industries	24,938	2,644,924
Sherwin-Williams	11,364	6,566,688
		21,449,289
Commercial Services & Supplies–0.13%
†Copart	20,124	1,675,726
		1,675,726
Communications Equipment–0.49%
†Arista Networks	20,567	4,319,687
Cisco Systems	6,829	318,505
†Lumentum Holdings	18,664	1,519,809
		6,158,001
Consumer Finance–0.14%
American Express	18,369	1,748,729
		1,748,729
Containers & Packaging–0.33%
†Amcor	27,070	276,385
Ball	34,172	2,374,612
†Crown Holdings	22,558	1,469,203
		4,120,200
Diversified Consumer Services–0.01%
†ServiceMaster Global Holdings	4,245	151,504
		151,504
Diversified Financial Services–0.75%
†Berkshire Hathaway Class B	15,236	2,719,779
Equitable Holdings	157,621	3,040,509
Voya Financial	79,185	3,693,980
		9,454,268
Diversified Telecommunication Services–0.12%
†Liberty Global Class C	71,749	1,543,321
		1,543,321
Electric Utilities–1.31%
Duke Energy	62,259	4,973,872
Edison International	58,501	3,177,189
Exelon	174,507	6,332,859
LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
NRG Energy	61,090	$ 1,989,090
		16,473,010
Electrical Equipment–0.18%
Rockwell Automation	10,788	2,297,844
		2,297,844
Electronic Equipment, Instruments & Components–0.22%
†Arrow Electronics	2,777	190,752
Corning	92,172	2,387,255
Jabil	5,873	188,406
		2,766,413
Energy Equipment & Services–0.08%
Schlumberger	54,671	1,005,400
		1,005,400
Entertainment–2.77%
†Electronic Arts	21,672	2,861,787
†Netflix	36,944	16,810,998
†Spotify Technology	12,589	3,250,354
†Take-Two Interactive Software	35,570	4,964,505
Walt Disney	18,917	2,109,435
†Zynga Class A	502,141	4,790,425
		34,787,504
Equity Real Estate Investment Trusts–3.25%
Alexandria Real Estate Equities	18,248	2,960,738
American Tower	38,346	9,913,975
Boston Properties	17,661	1,596,201
Camden Property Trust	2,651	241,824
CoreSite Realty	36,111	4,371,598
Equinix	6,582	4,622,539
Equity LifeStyle Properties	55,840	3,488,883
Extra Space Storage	5,314	490,854
Invitation Homes	159,989	4,404,497
Prologis	41,157	3,841,183
SBA Communications	16,339	4,867,715
		40,800,007
Food & Staples Retailing–0.94%
Casey's General Stores	813	121,560
Costco Wholesale	31,363	9,509,575
Kroger	49,595	1,678,791
†Sprouts Farmers Market	19,901	509,266
		11,819,192
Food Products–0.59%
Mondelez International Class A	144,142	7,369,980
		7,369,980
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–2.80%
†Boston Scientific	128,446	$ 4,509,739
Cooper	10,237	2,903,623
Danaher	27,974	4,946,642
†DexCom	2,297	931,204
†Edwards Lifesciences	128,478	8,879,115
†Haemonetics	3,904	349,642
†IDEXX Laboratories	7,024	2,319,044
†Intuitive Surgical	6,079	3,463,997
†Quidel	10,614	2,374,776
Teleflex	7,648	2,783,719
West Pharmaceutical Services	7,041	1,599,504
		35,061,005
Health Care Providers & Services–2.92%
Anthem	25,806	6,786,462
Cardinal Health	14,715	767,976
†Centene	34,640	2,201,372
†HCA Healthcare	25,681	2,492,598
Humana	13,830	5,362,582
McKesson	47,211	7,243,112
UnitedHealth Group	33,500	9,880,825
†Universal Health Services Class B	20,438	1,898,486
		36,633,413
Hotels, Restaurants & Leisure–1.19%
†Chipotle Mexican Grill	3,989	4,197,864
Domino's Pizza	13,788	5,093,839
†Las Vegas Sands	33,688	1,534,151
McDonald's	21,993	4,057,049
		14,882,903
Household Durables–0.45%
DR Horton	85,354	4,732,879
Lennar Class A	13,929	858,305
		5,591,184
Household Products–1.15%
Procter & Gamble	121,078	14,477,296
		14,477,296
Industrial Conglomerates–0.29%
3M	779	121,516
General Electric	4,400	30,052
Honeywell International	24,418	3,530,599
		3,682,167
Insurance–1.76%
American International Group	67,762	2,112,819
Aon Class A	28,163	5,424,194
†Athene Holding Class A	63,419	1,978,039
†Brighthouse Financial	10,086	280,592

LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Fidelity National Financial	27,315	$ 837,478
Hartford Financial Services Group	75,806	2,922,321
Marsh & McLennan	42,526	4,566,017
Primerica	4,570	532,862
Progressive	42,455	3,401,070
		22,055,392
Interactive Media & Services–7.68%
†Alphabet Class A	23,277	33,007,950
†Alphabet Class C	11,737	16,591,540
†Facebook Class A	173,067	39,298,324
†Match Group	38,677	4,140,373
†Snap Class A	139,988	3,288,318
		96,326,505
Internet & Direct Marketing Retail–7.16%
†Amazon.com	29,454	81,258,284
eBay	117,441	6,159,780
†Etsy	23,194	2,463,899
		89,881,963
IT Services–6.30%
Alliance Data Systems	27,841	1,256,186
†Black Knight	41,731	3,028,001
Cognizant Technology Solutions Class A	80,364	4,566,283
†FleetCor Technologies	39,727	9,992,532
†Gartner	9,413	1,142,079
Global Payments	48,502	8,226,909
Mastercard Class A	16,408	4,851,846
†Okta	7,175	1,436,650
†PayPal Holdings	106,012	18,470,471
†Square Class A	5,538	581,158
†VeriSign	24,691	5,106,840
Visa Class A	86,007	16,613,972
Western Union	176,332	3,812,298
		79,085,225
Life Sciences Tools & Services–1.12%
†Illumina	18,526	6,861,104
†IQVIA Holdings	3,956	561,278
PerkinElmer	4,801	470,930
Thermo Fisher Scientific	16,827	6,097,095
		13,990,407
Machinery–0.92%
Dover	3,849	371,659
Fortive	55,767	3,773,195
Illinois Tool Works	1,569	274,340
†Ingersoll Rand	105,268	2,960,136
Parker-Hannifin	4,757	871,815
Stanley Black & Decker	6,654	927,435
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Wabtec	40,517	$ 2,332,564
		11,511,144
Media–1.29%
Cable One	631	1,119,930
†Charter Communications Class A	19,731	10,063,599
†Liberty Broadband Class C	17,503	2,169,672
Omnicom Group	52,728	2,878,949
		16,232,150
Mortgage Real Estate Investment Trusts (REITs)–0.02%
Starwood Property Trust	16,915	253,048
		253,048
Multiline Retail–0.90%
Dollar General	35,453	6,754,151
Target	37,435	4,489,580
		11,243,731
Multi-Utilities–0.28%
Consolidated Edison	10,475	753,467
Public Service Enterprise Group	3,300	162,228
Sempra Energy	21,519	2,522,672
		3,438,367
Oil, Gas & Consumable Fuels–1.36%
BP ADR	36,376	848,288
Chevron	44,643	3,983,495
Concho Resources	9,239	475,809
Diamondback Energy	11,764	491,971
EOG Resources	63,752	3,229,676
Exxon Mobil	100,077	4,475,443
Marathon Petroleum	46,064	1,721,872
Noble Energy	54,983	492,648
Pioneer Natural Resources	6,450	630,165
TC Energy	17,791	762,522
		17,111,889
Personal Products–0.07%
†Herbalife Nutrition	20,426	918,761
		918,761
Pharmaceuticals–2.82%
AstraZeneca ADR	177,366	9,380,888
Eli Lilly & Co.	61,222	10,051,428
†Horizon Therapeutics	23,678	1,316,023
Merck & Co.	22,487	1,738,920
Pfizer	366,516	11,985,073
†Royalty Pharma Class A	17,680	858,364
		35,330,696

LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.94%
CoreLogic	31,180	$ 2,095,920
Equifax	9,295	1,597,625
IHS Markit	67,900	5,126,450
TransUnion	34,136	2,971,197
		11,791,192
Road & Rail–0.92%
JB Hunt Transport Services	46,812	5,633,356
Old Dominion Freight Line	19,558	3,316,841
†Uber Technologies	81,852	2,543,960
Union Pacific	424	71,686
		11,565,843
Semiconductors & Semiconductor Equipment–4.62%
†Advanced Micro Devices	90,098	4,740,056
Analog Devices	24,462	3,000,020
Applied Materials	36,897	2,230,424
†Inphi	12,506	1,469,455
Intel	23,915	1,430,834
KLA	17,400	3,383,952
Lam Research	10,034	3,245,598
Marvell Technology Group	139,673	4,896,935
Microchip Technology	5,362	564,672
†Micron Technology	67,067	3,455,292
Monolithic Power Systems	3,418	810,066
NVIDIA	33,498	12,726,225
QUALCOMM	83,208	7,589,402
Taiwan Semiconductor Manufacturing ADR	45,115	2,561,178
Texas Instruments	38,431	4,879,584
Universal Display	6,713	1,004,399
		57,988,092
Software–12.18%
†Adobe	35,383	15,402,574
†Anaplan	39,511	1,790,243
†Cadence Design Systems	11,139	1,068,898
†DocuSign	32,175	5,540,857
†Dropbox Class A	94,537	2,058,070
†Fortinet	16,577	2,275,525
Microsoft	435,275	88,582,815
†Proofpoint	4,825	536,154
†RingCentral Class A	14,425	4,111,269
†salesforce.com	29,584	5,541,971
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ServiceNow	24,826	$ 10,056,020
†Slack Technologies Class A	24,766	769,975
†Splunk	7,631	1,516,280
SS&C Technologies Holdings	44,731	2,526,407
†Workday Class A	37,996	7,118,931
†Zoom Video Communications Class A	13,049	3,308,443
†Zscaler	6,189	677,695
		152,882,127
Specialty Retail–2.66%
†AutoZone	6,578	7,420,773
Home Depot	40,907	10,247,613
Lowe's	65,995	8,917,244
TJX	135,084	6,829,847
		33,415,477
Technology Hardware, Storage & Peripherals–7.33%
Apple	245,089	89,408,467
NetApp	50,258	2,229,947
†Pure Storage Class A	19,681	341,072
		91,979,486
Wireless Telecommunication Services–0.12%
†T-Mobile US	14,006	1,458,725
		1,458,725
Total Common Stock (Cost $812,338,703)		1,161,043,865

EXCHANGE-TRADED FUND–1.01%
SPDR® S&P 500 ETF Trust	40,985	12,638,134
Total Exchange-Traded Fund (Cost $12,185,793)		12,638,134
MONEY MARKET FUND–4.43%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	55,646,597	55,646,597
Total Money Market Fund (Cost $55,646,597)		55,646,597

TOTAL INVESTMENTS–97.97% (Cost $880,171,093)	1,229,328,596
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.03%	25,477,222
NET ASSETS APPLICABLE TO 33,481,672 SHARES OUTSTANDING–100.00%	$1,254,805,818
LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND STANDARD CLASS ($243,465,784 / 6,375,372 Shares)	$38.188
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND SERVICE CLASS ($1,011,340,034 / 27,106,300 Shares)	$37.310
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$ 957,990,741
Distributable earnings/(accumulated loss)	296,815,077
TOTAL NET ASSETS	$1,254,805,818

† Non-income producing.
★ Includes $27,512,317 cash collateral held at broker for futures contracts, $2,395,550 payable for securities purchased, $409,416 payable for fund shares redeemed, $50,624 other accrued expenses payable, $919,682 due to manager and affiliates and $2,762,062 variation margin due to broker on futures contracts as of June 30, 2020.

The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
(218)	E-mini Russell 2000 Index	$ (15,669,840)	$ (15,528,268)	9/18/20	$—	$ (141,572)
(1,968)	E-mini S&P 500 Index	(304,075,680)	(303,175,585)	9/18/20	—	(900,095)
Total Futures Contracts					$—	$(1,041,667)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
ETF–Exchange-Traded Fund
IT–Information Technology
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–7

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 7,329,522
Foreign taxes withheld	(14,604)
7,314,918
EXPENSES:
Management fees	4,311,708
Distribution fees-Service Class	1,196,693
Shareholder servicing fees	173,477
Accounting and administration expenses	126,877
Reports and statements to shareholders	52,894
Professional fees	25,614
Custodian fees	21,353
Trustees’ fees and expenses	16,168
Consulting fees	2,366
Pricing fees	2,067
Other	13,470
5,942,687
Less:
Management fees waived	(555,956)
Total operating expenses	5,386,731
NET INVESTMENT INCOME	1,928,187
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	5,195,251
Foreign currencies	26
Futures contracts	(14,736,335)
Net realized loss	(9,541,058)
Net change in unrealized appreciation (depreciation) of:
Investments	37,389,095
Foreign currencies	(6)
Futures contracts	(1,661,186)
Net change in unrealized appreciation (depreciation)	35,727,903
NET REALIZED AND UNREALIZED GAIN	26,186,845
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 28,115,032
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,928,187	$ 6,039,941
Net realized loss	(9,541,058)	(32,637,012)
Net change in unrealized appreciation (depreciation)	35,727,903	224,043,432
Net increase in net assets resulting from operations	28,115,032	197,446,361
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(11,609,793)
Service Class	—	(41,986,907)
	—	(53,596,700)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,216,103	3,470,667
Service Class	76,103,951	157,291,613
Reinvestment of dividends and distributions:
Standard Class	—	11,609,793
Service Class	—	41,986,907
	79,320,054	214,358,980
Cost of shares redeemed:
Standard Class	(15,605,030)	(29,115,408)
Service Class	(68,105,038)	(67,486,918)
	(83,710,068)	(96,602,326)
Increase (decrease) in net assets derived from capital share transactions	(4,390,014)	117,756,654
NET INCREASE IN NET ASSETS	23,725,018	261,606,315
NET ASSETS:
Beginning of period	1,231,080,800	969,474,485
End of period	$1,254,805,818	$1,231,080,800
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–8

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17 [3]	12/31/16 [4,5]	12/31/15
Net asset value, beginning of period	$ 37.333	$ 32.690	$ 37.982	$ 30.995	$ 31.553	$ 31.136
Income (loss) from investment operations:
Net investment income[6]	0.096	0.264	0.294	0.237	0.153	0.011
Net realized and unrealized gain (loss)	0.759	6.137	(1.522)	7.868	(0.566)	0.406
Total from investment operations	0.855	6.401	(1.228)	8.105	(0.413)	0.417
Less dividends and distributions from:
Net investment income	—	(0.244)	(0.258)	(0.236)	(0.145)	—
Net realized gain	—	(1.514)	(3.806)	(0.882)	—	—
Total dividends and distributions	—	(1.758)	(4.064)	(1.118)	(0.145)	—
Net asset value, end of period	$ 38.188	$ 37.333	$ 32.690	$ 37.982	$ 30.995	$ 31.553
Total return[7]	2.29%	19.93%	(4.31%)	26.13%	(1.31%)	1.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$243,466	$250,538	$232,239	$268,162	$235,309	$266,788
Ratio of expenses to average net assets	0.70%	0.70%	0.71%	0.72%	0.73%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.79%	0.80%	0.81%	0.82%	0.83%
Ratio of net investment income to average net assets	0.52%	0.75%	0.77%	0.67%	0.50%	0.04%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.43%	0.66%	0.68%	0.58%	0.41%	(0.07%)
Portfolio turnover	78%	126%	124%	138%	89%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2017, Goldman Sachs Asset Management, L.P. replaced UBS Asset Management (Americas) as a sub-adviser to the Fund.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	Effective February 8, 2016, Wellington Management Company LLP was added as a sub-adviser to the Fund.
[6]	The average shares outstanding method has been applied for per share information.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–9

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17 [3]	12/31/16 [4,5]	12/31/15
Net asset value, beginning of period	$ 36.520	$ 32.024	$ 37.292	$ 30.456	$ 31.009	$ 30.675
Income (loss) from investment operations:
Net investment income (loss)[6]	0.049	0.172	0.195	0.147	0.076	(0.066)
Net realized and unrealized gain (loss)	0.741	6.002	(1.478)	7.721	(0.559)	0.400
Total from investment operations	0.790	6.174	(1.283)	7.868	(0.483)	0.334
Less dividends and distributions from:
Net investment income	—	(0.164)	(0.179)	(0.150)	(0.070)	—
Net realized gain	—	(1.514)	(3.806)	(0.882)	—	—
Total dividends and distributions	—	(1.678)	(3.985)	(1.032)	(0.070)	—
Net asset value, end of period	$ 37.310	$ 36.520	$ 32.024	$ 37.292	$ 30.456	$ 31.009
Total return[7]	2.17%	19.64%	(4.55%)	25.81%	(1.56%)	1.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,011,340	$980,543	$737,236	$631,022	$479,330	$385,900
Ratio of expenses to average net assets	0.95%	0.95%	0.96%	0.97%	0.98%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.04%	1.05%	1.06%	1.07%	1.08%
Ratio of net investment income (loss) to average net assets	0.27%	0.50%	0.52%	0.42%	0.25%	(0.21%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.18%	0.41%	0.43%	0.33%	0.16%	(0.32%)
Portfolio turnover	78%	126%	124%	138%	89%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2017, Goldman Sachs Asset Management, L.P. replaced UBS Asset Management (Americas) as a sub-adviser to the Fund.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	Effective February 8, 2016, Wellington Management Company LLP was added as a sub-adviser to the Fund.
[6]	The average shares outstanding method has been applied for per share information.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–10

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Blended Large Cap Growth Managed Volatility Fund–11

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $2,138 for the six months ended June 30, 2020. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.145% on the first $100 million of average daily net assets of the Fund; 0.095% on the next $400 million; 0.090% on the next $1.5 billion; and 0.085% on the excess of $2 billion of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to May 1, 2020, the waiver amount was 0.14% on the first $100 million of the Fund’s average daily net assets; 0.09% on the next $400 million, 0.085% on the next $1.5 billion; and 0.08% on the next $2 billion of the Fund’s average daily net assets.
Wellington Management Company LLP (“Wellington”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Wellington a fee based on Wellington’s managed portion of the Fund’s average daily net assets.
Goldman Sachs Asset Management, L.P. (“GSAM”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays GSAM a fee based on GSAM’s managed portion of the Fund’s average daily net assets.
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1,2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$37,394
Legal	6,665
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Blended Large Cap Growth Managed Volatility Fund–12

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $46,584 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$637,768
Distribution fees payable to LFD	205,692
Printing and mailing fees payable to Lincoln Life	46,584
Shareholder servicing fees payable to Lincoln Life	29,638
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities purchases of $460,680 and securities sales of $2,997,720, which resulted in net realized gains of $605,835.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$870,892,696
Sales	920,637,167
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$880,171,093
Aggregate unrealized appreciation of investments and derivatives	$373,112,613
Aggregate unrealized depreciation of investments and derivatives	(24,996,777)
Net unrealized appreciation of investments and derivatives	$348,115,836
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Blended Large Cap Growth Managed Volatility Fund–13

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,161,043,865	$—	$—	$1,161,043,865
Exchange-Traded Fund	12,638,134	—	—	12,638,134
Money Market Fund	55,646,597	—	—	55,646,597
Total Investments	$1,229,328,596	$—	$—	$1,229,328,596
Derivatives:

Liabilities:
Futures Contracts	$(1,041,667)	$—	$—	$(1,041,667)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	87,396	97,250
Service Class	2,139,675	4,534,241
Shares reinvested:
Standard Class	—	329,411
Service Class	—	1,222,251
	2,227,071	6,183,153
Shares redeemed:
Standard Class	(422,902)	(820,052)
Service Class	(1,883,061)	(1,928,002)
	(2,305,963)	(2,748,054)
Net increase (decrease)	(78,892)	3,435,099
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S.
LVIP Blended Large Cap Growth Managed Volatility Fund–14

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(1,041,667)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(14,736,335)	$(1,661,186)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$10,954,551	$279,913,482
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings,
LVIP Blended Large Cap Growth Managed Volatility Fund–15

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–16

LVIP Blended Large Cap Growth Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent, and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources, and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule was lower than the current subadvisory fee for the Fund. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP Blended Large Cap Growth Managed Volatility Fund–17

LVIP Blended Large Cap Growth Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Blended Large Cap Growth Managed Volatility Fund–18

LVIP Blended Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Blended Mid Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Mid Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,021.00	0.73%	$3.67
Service Class Shares	1,000.00	1,019.70	0.98%	4.92
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.73%	$3.67
Service Class Shares	1,000.00	1,020.00	0.98%	4.92

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	92.85%
Aerospace & Defense	0.75%
Air Freight & Logistics	0.06%
Airlines	0.12%
Auto Components	0.08%
Automobiles	0.08%
Banks	0.51%
Beverages	0.27%
Biotechnology	3.43%
Building Products	0.94%
Capital Markets	3.88%
Chemicals	1.23%
Commercial Services & Supplies	1.92%
Communications Equipment	0.34%
Construction & Engineering	0.04%
Construction Materials	0.88%
Consumer Finance	0.08%
Containers & Packaging	0.63%
Distributors	0.56%
Diversified Consumer Services	1.57%
Electrical Equipment	1.49%
Electronic Equipment, Instruments & Components	2.11%
Entertainment	2.41%
Equity Real Estate Investment Trusts	2.05%
Food & Staples Retailing	0.11%
Food Products	0.60%
Gas Utilities	0.05%
Health Care Equipment & Supplies	5.88%
Health Care Providers & Services	1.32%
Health Care Technology	0.71%
Hotels, Restaurants & Leisure	3.35%
Household Durables	0.24%
Household Products	0.68%
Industrial Conglomerates	0.78%
Insurance	1.30%
Interactive Media & Services	1.69%
Internet & Direct Marketing Retail	0.44%
IT Services	9.37%
Leisure Products	0.25%
Life Sciences Tools & Services	4.59%
Machinery	1.05%
Media	0.34%
Metals & Mining	0.08%
Multiline Retail	1.10%
Oil, Gas & Consumable Fuels	0.33%
Pharmaceuticals	0.59%
Security Type/Sector	Percentage of Net Assets
Professional Services	7.18%
Real Estate Management & Development	0.04%
Road & Rail	0.91%
Semiconductors & Semiconductor Equipment	4.95%
Software	14.26%
Specialty Retail	3.55%
Technology Hardware, Storage & Peripherals	0.11%
Textiles, Apparel & Luxury Goods	1.17%
Trading Companies & Distributors	0.36%
Water Utilities	0.04%
Convertible Preferred Stocks	0.09%
Money Market Fund	4.03%
Total Investments	96.97%
Receivables and Other Assets Net of Liabilities	3.03%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Global Payments	1.90%
Cadence Design Systems	1.71%
MSCI	1.47%
Verisk Analytics	1.37%
SBA Communications	1.31%
Bright Horizons Family Solutions	1.23%
Monolithic Power Systems	1.22%
CoStar Group	1.17%
Lululemon Athletica	1.17%
Chipotle Mexican Grill	1.16%
Total	13.71%

IT–Information Technology

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–92.85%
Aerospace & Defense–0.75%
BWX Technologies	13,516	$ 765,546
†Hexcel	6,675	301,844
Huntington Ingalls Industries	5,300	924,797
L3Harris Technologies	12,288	2,084,905
TransDigm Group	3,700	1,635,585
		5,712,677
Air Freight & Logistics–0.06%
Expeditors International of Washington	6,100	463,844
		463,844
Airlines–0.12%
†Alaska Air Group	9,400	340,844
†Copa Holdings Class A	5,300	267,968
†United Airlines Holdings	8,000	276,880
		885,692
Auto Components–0.08%
Aptiv	8,308	647,359
		647,359
Automobiles–0.08%
Ferrari	3,600	615,636
		615,636
Banks–0.51%
Fifth Third Bancorp	17,300	333,544
First Republic Bank	23,158	2,454,517
Signature Bank	4,300	459,756
†SVB Financial Group	1,808	389,678
Webster Financial	10,346	295,999
		3,933,494
Beverages–0.27%
Brown-Forman Class B	22,400	1,425,984
Constellation Brands Class A	3,500	612,325
		2,038,309
Biotechnology–3.43%
†ACADIA Pharmaceuticals	7,900	382,913
†Agios Pharmaceuticals	7,500	401,100
†Alexion Pharmaceuticals	4,400	493,856
†Alnylam Pharmaceuticals	24,841	3,679,201
†Amarin ADR	37,700	260,884
†Argenx ADR	2,667	600,688
†Ascendis Pharma ADR	3,745	553,885
†BioMarin Pharmaceutical	19,000	2,343,460
†Bluebird Bio	2,100	128,184
†Blueprint Medicines	4,300	335,400
†Exact Sciences	18,600	1,617,084
†Exelixis	107,868	2,560,786
†FibroGen	15,400	624,162
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Incyte	27,400	$ 2,848,778
†Ionis Pharmaceuticals	16,200	955,152
†Neurocrine Biosciences	11,727	1,430,694
†Sage Therapeutics	5,427	225,655
†Sarepta Therapeutics	6,200	994,108
†Seattle Genetics	30,438	5,172,025
†Ultragenyx Pharmaceutical	8,330	651,573
		26,259,588
Building Products–0.94%
Allegion	9,300	950,646
AO Smith	11,400	537,168
†AZEK	7,102	226,270
Fortune Brands Home & Security	11,278	721,003
Lennox International	14,577	3,396,295
Trane Technologies	15,700	1,396,986
		7,228,368
Capital Markets–3.88%
Apollo Global Management	43,156	2,154,347
Cboe Global Markets	20,300	1,893,584
FactSet Research Systems	1,700	558,399
Lazard Class A	13,058	373,851
MarketAxess Holdings	4,350	2,179,002
MSCI	33,795	11,281,447
Nasdaq	61,057	7,294,480
Tradeweb Markets Class A	68,686	3,993,404
		29,728,514
Chemicals–1.23%
†Axalta Coating Systems	16,600	374,330
Celanese	4,200	362,628
CF Industries Holdings	14,263	401,361
Chr Hansen Holding	23,380	2,411,540
PPG Industries	7,300	774,238
RPM International	14,400	1,080,864
Scotts Miracle-Gro	27,714	3,726,702
Valvoline	13,958	269,808
		9,401,471
Commercial Services & Supplies–1.92%
ADT	38,600	308,028
Cintas	10,400	2,770,144
†Copart	89,938	7,489,137
†IAA	30,258	1,167,051
†KAR Auction Services	15,300	210,528
Ritchie Bros Auctioneers	8,900	363,565
Rollins	20,350	862,637
Waste Connections	16,050	1,505,329
		14,676,419
LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–0.34%
Motorola Solutions	18,700	$ 2,620,431
		2,620,431
Construction & Engineering–0.04%
Valmont Industries	2,500	284,050
		284,050
Construction Materials–0.88%
†Eagle Materials	5,700	400,254
Vulcan Materials	54,559	6,320,660
		6,720,914
Consumer Finance–0.08%
Discover Financial Services	12,300	616,107
		616,107
Containers & Packaging–0.63%
Avery Dennison	11,900	1,357,671
Ball	34,300	2,383,507
International Paper	9,800	345,058
Sealed Air	22,800	748,980
		4,835,216
Distributors–0.56%
Pool	15,758	4,284,128
		4,284,128
Diversified Consumer Services–1.57%
†Bright Horizons Family Solutions	80,546	9,439,991
†Grand Canyon Education	7,000	633,710
Service Corp. International	29,800	1,158,922
†ServiceMaster Global Holdings	21,900	781,611
		12,014,234
Electrical Equipment–1.49%
AMETEK	78,663	7,030,112
†Generac Holdings	7,100	865,703
Hubbell	9,600	1,203,456
Rockwell Automation	9,400	2,002,200
†Sensata Technologies Holding	8,212	305,733
		11,407,204
Electronic Equipment, Instruments & Components–2.11%
Amphenol Class A	57,487	5,507,830
CDW	24,100	2,799,938
Cognex	13,600	812,192
†Coherent	3,100	406,038
Corning	24,500	634,550
FLIR Systems	5,100	206,907
†IPG Photonics	2,400	384,936
†Keysight Technologies	20,619	2,077,983
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Littelfuse	12,515	$ 2,135,434
†Zebra Technologies Class A	4,600	1,177,370
		16,143,178
Entertainment–2.41%
†Electronic Arts	23,831	3,146,884
†Live Nation Entertainment	12,500	554,125
†Spotify Technology	15,200	3,924,488
†Take-Two Interactive Software	61,729	8,615,517
†Warner Music Group Class A	36,287	1,070,466
†Zynga Class A	121,500	1,159,110
		18,470,590
Equity Real Estate Investment Trusts–2.05%
American Campus Communities	7,254	253,600
CoreSite Realty	28,693	3,473,574
CubeSmart	13,500	364,365
Extra Space Storage	13,545	1,251,152
MGM Growth Properties Class A	13,500	367,335
SBA Communications	33,633	10,019,943
		15,729,969
Food & Staples Retailing–0.11%
Casey's General Stores	5,420	810,398
		810,398
Food Products–0.60%
Conagra Brands	13,000	457,210
Hershey	9,900	1,283,238
Hormel Foods	5,900	284,793
McCormick & Co Non-Voting Shares	9,100	1,632,631
Tyson Foods Class A	15,222	908,906
		4,566,778
Gas Utilities–0.05%
Atmos Energy	3,800	378,404
		378,404
Health Care Equipment & Supplies–5.88%
†ABIOMED	3,800	917,928
†Align Technology	10,308	2,828,927
Cooper	12,734	3,611,872
†DexCom	20,741	8,408,401
†Hologic	26,396	1,504,572
†ICU Medical	1,255	231,309
†IDEXX Laboratories	14,577	4,812,742
†Masimo	28,633	6,528,038
†Novocure	3,200	189,760
†Penumbra	5,500	983,510
†Quidel	4,800	1,073,952

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
STERIS	50,604	$ 7,764,678
Teleflex	5,796	2,109,628
West Pharmaceutical Services	17,705	4,022,045
		44,987,362
Health Care Providers & Services–1.32%
†Acadia Healthcare	11,983	301,013
†Amedisys	6,600	1,310,364
†Centene	50,532	3,211,309
†DaVita	8,600	680,604
†Guardant Health	19,573	1,587,957
†Molina Healthcare	11,000	1,957,780
Quest Diagnostics	6,403	729,686
†Universal Health Services Class B	3,800	352,982
		10,131,695
Health Care Technology–0.71%
Cerner	10,200	699,210
†Livongo Health	15,494	1,164,994
†Veeva Systems Class A	15,200	3,563,184
		5,427,388
Hotels, Restaurants & Leisure–3.35%
Aramark	7,700	173,789
†Chipotle Mexican Grill	8,437	8,878,761
†Choice Hotels International	3,700	291,930
Domino's Pizza	12,922	4,773,904
†DraftKings Class A	16,837	559,999
Dunkin' Brands Group	65,491	4,271,978
†Hilton Worldwide Holdings	28,766	2,112,863
Marriott International Class A	3,900	334,347
MGM Resorts International	15,944	267,859
Papa John's International	4,098	325,422
Restaurant Brands International	13,723	749,687
Vail Resorts	5,411	985,614
†Wynn Resorts	8,300	618,267
†Yum China Holdings	17,700	850,839
Yum! Brands	5,400	469,314
		25,664,573
Household Durables–0.24%
†Mohawk Industries	2,774	282,282
†NVR	480	1,564,200
		1,846,482
Household Products–0.68%
Church & Dwight	27,700	2,141,210
Clorox	9,600	2,105,952
Reynolds Consumer Products	26,730	928,600
		5,175,762
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.78%
Roper Technologies	15,418	$ 5,986,193
		5,986,193
Insurance–1.30%
Arthur J. Gallagher & Co.	64,291	6,267,729
Assurant	8,700	898,623
Axis Capital Holdings	11,400	462,384
†Selectquote	11,315	286,609
=†πSelectquote Lockup Shares	37,111	940,022
Willis Towers Watson	5,563	1,095,633
		9,951,000
Interactive Media & Services–1.69%
†InterActiveCorp	19,970	6,458,298
†Match Group	43,759	4,684,401
†Snap Class A	67,400	1,583,226
†ZoomInfo Technologies Class A	4,308	219,837
		12,945,762
Internet & Direct Marketing Retail–0.44%
†Chewy Class A	53,455	2,388,904
†MercadoLibre	647	637,793
†Trip.com Group ADR	14,100	365,472
		3,392,169
IT Services–9.37%
†Black Knight	95,770	6,949,071
Booz Allen Hamilton Holding	27,681	2,153,305
Broadridge Financial Solutions	14,000	1,766,660
†EPAM Systems	3,300	831,633
†Euronet Worldwide	15,300	1,466,046
Fidelity National Information Services	61,234	8,210,867
†Fiserv	74,895	7,311,250
†FleetCor Technologies	10,880	2,736,647
†Gartner	10,549	1,279,910
Genpact	15,300	558,756
Global Payments	85,536	14,508,616
†GoDaddy Class A	20,100	1,473,933
Leidos Holdings	14,600	1,367,582
†MongoDB	4,100	927,994
†Okta	28,586	5,723,775
Paychex	9,500	719,625
†Square Class A	26,954	2,828,553
†StoneCo Class A	14,936	578,919
†Twilio Class A	14,200	3,115,764
†VeriSign	7,800	1,613,274
†WEX	8,100	1,336,581
†Wix.com	16,712	4,281,949
		71,740,710

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.25%
†Peloton Interactive Class A	33,313	$ 1,924,492
		1,924,492
Life Sciences Tools & Services–4.59%
†Adaptive Biotechnologies	44,416	2,148,846
Agilent Technologies	44,015	3,889,606
†Avantor	69,643	1,183,931
Bio-Techne	20,126	5,314,673
Bruker	9,600	390,528
†Charles River Laboratories International	18,564	3,236,633
†ICON	29,439	4,959,294
†IQVIA Holdings	5,900	837,092
†Mettler-Toledo International	4,338	3,494,476
PerkinElmer	80,818	7,927,438
†PPD	14,668	393,102
†PRA Health Sciences	13,719	1,334,721
		35,110,340
Machinery–1.05%
Flowserve	7,200	205,344
Fortive	11,322	766,046
Graco	17,200	825,428
IDEX	9,740	1,539,310
†Middleby	3,858	304,551
Nordson	4,178	792,608
Otis Worldwide	9,500	540,170
PACCAR	6,300	471,555
Snap-on	2,100	290,871
Toro	10,800	716,472
Wabtec	9,811	564,819
Woodward	3,900	302,445
Xylem	10,500	682,080
		8,001,699
Media–0.34%
†Altice USA Class A	94,843	2,137,761
Interpublic Group	11,800	202,488
Omnicom Group	5,200	283,920
		2,624,169
Metals & Mining–0.08%
Kirkland Lake Gold	14,700	606,228
		606,228
Multiline Retail–1.10%
Dollar General	18,500	3,524,435
†Dollar Tree	43,803	4,059,662
†Ollie's Bargain Outlet Holdings	8,300	810,495
		8,394,592
Oil, Gas & Consumable Fuels–0.33%
Cabot Oil & Gas	26,800	460,424
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Concho Resources	9,434	$ 485,851
Diamondback Energy	7,800	326,196
HollyFrontier	9,738	284,349
Parsley Energy Class A	33,882	361,860
=†πVenture Global LNG Series B	12	46,176
=†πVenture Global LNG Series C	149	573,352
		2,538,208
Pharmaceuticals–0.59%
†Catalent	11,613	851,233
†Elanco Animal Health	30,534	654,954
†GW Pharmaceuticals ADR	1,600	196,352
†Jazz Pharmaceuticals	7,800	860,652
Perrigo	16,700	923,009
†Royalty Pharma Class A	21,655	1,051,350
		4,537,550
Professional Services–7.18%
†Clarivate Analytics	286,638	6,400,627
CoreLogic	7,018	471,750
†CoStar Group	12,630	8,975,762
Equifax	31,081	5,342,202
IHS Markit	117,078	8,839,389
ManpowerGroup	2,900	199,375
Nielsen Holdings	22,600	335,836
Robert Half International	11,300	596,979
TransUnion	96,397	8,390,395
Verisk Analytics	61,686	10,498,957
Wolters Kluwer	62,816	4,906,287
		54,957,559
Real Estate Management & Development–0.04%
†Jones Lang LaSalle	2,800	289,688
		289,688
Road & Rail–0.91%
JB Hunt Transport Services	7,377	887,748
Kansas City Southern	30,045	4,485,418
Landstar System	3,400	381,854
Old Dominion Freight Line	7,200	1,221,048
		6,976,068
Semiconductors & Semiconductor Equipment–4.95%
ASM International	8,043	1,238,192
Entegris	55,656	3,286,487
†Inphi	9,200	1,081,000
KLA	21,309	4,144,174
Lam Research	10,100	3,266,946
Marvell Technology Group	45,695	1,602,067
Maxim Integrated Products	46,300	2,806,243
Microchip Technology	34,900	3,675,319
MKS Instruments	9,401	1,064,569
Monolithic Power Systems	39,372	9,331,164
†Silicon Laboratories	12,321	1,235,427

LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions	20,400	$ 2,608,344
Xilinx	25,716	2,530,197
		37,870,129
Software–14.26%
†Anaplan	14,100	638,871
†ANSYS	3,200	933,536
†Atlassian Class A	12,800	2,307,456
†Autodesk	34,462	8,242,966
†Avalara	9,600	1,277,664
†Cadence Design Systems	136,656	13,113,510
CDK Global	8,700	360,354
†Ceridian HCM Holding	18,841	1,493,526
Citrix Systems	12,500	1,848,875
Constellation Software	3,444	3,888,681
†Coupa Software	21,235	5,882,944
†Crowdstrike Holdings Class A	9,471	949,846
†Datadog Class A	11,944	1,038,531
†DocuSign	31,783	5,473,350
†Dynatrace	13,812	560,767
†Everbridge	16,399	2,268,966
†Five9	12,000	1,328,040
†Fortinet	16,700	2,292,409
†Guidewire Software	40,127	4,448,078
†HubSpot	4,600	1,032,010
†New Relic	5,900	406,510
†Nice ADR	29,337	5,551,734
NortonLifeLock	15,300	303,399
†Palo Alto Networks	10,350	2,377,084
†Paycom Software	6,500	2,013,245
†Paylocity Holding	16,990	2,478,671
†Proofpoint	11,300	1,255,656
†RealPage	25,106	1,632,141
†RingCentral Class A	8,593	2,449,091
†ServiceNow	17,965	7,276,903
†Slack Technologies Class A	13,608	423,073
†Smartsheet Class A	12,300	626,316
†Splunk	19,200	3,815,040
SS&C Technologies Holdings	71,804	4,055,490
†Synopsys	27,527	5,367,765
†Tyler Technologies	19,020	6,597,658
†Workday Class A	6,050	1,133,528
†Zendesk	17,500	1,549,275
†Zoom Video Communications Class A	1,892	479,698
		109,172,657
Specialty Retail–3.55%
†AutoZone	2,115	2,385,974
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Burlington Stores	32,827	$ 6,464,621
†CarMax	11,732	1,050,601
†Five Below	9,304	994,691
†O'Reilly Automotive	17,669	7,450,487
†Ross Stores	15,800	1,346,792
Tractor Supply	42,372	5,584,206
†Ulta Beauty	7,408	1,506,935
Williams-Sonoma	4,712	386,431
		27,170,738
Technology Hardware, Storage & Peripherals–0.11%
†Pure Storage Class A	47,744	827,404
		827,404
Textiles, Apparel & Luxury Goods–1.17%
†Lululemon Athletica	28,676	8,947,199
		8,947,199
Trading Companies & Distributors–0.36%
Fastenal	9,000	385,560
†HD Supply Holdings	28,400	984,060
†United Rentals	6,400	953,856
Watsco	2,600	462,020
		2,785,496
Water Utilities–0.04%
American Water Works	2,358	303,380
		303,380
Total Common Stock (Cost $462,378,425)		710,759,664
CONVERTIBLE PREFERRED STOCKS–0.09%
=†πDatabricks Series F	7,776	333,967
=†πUiPath Series D1	7,537	296,594
=†πUiPath Series D2	1,266	49,819
Total Convertible Preferred Stocks (Cost $680,380)		680,380

MONEY MARKET FUND–4.03%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	30,873,450	30,873,450
Total Money Market Fund (Cost $30,873,450)		30,873,450

TOTAL INVESTMENTS–96.97% (Cost $493,932,255)	742,313,494
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.03%	23,224,695
NET ASSETS APPLICABLE TO 45,342,600 SHARES OUTSTANDING–100.00%	$765,538,189
LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($28,089,372 / 1,604,276 Shares)	$17.509
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($737,448,817 / 43,738,324 Shares)	$16.860
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$555,691,621
Distributable earnings/(accumulated loss)	209,846,568
TOTAL NET ASSETS	$765,538,189

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2020, the aggregate value of restricted securities was $2,239,930, which represented 0.29% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Databricks Series F	10/22/2019	$ 333,967	$ 333,967
Selectquote Lockup Shares	5/21/2020	668,000	940,022
UiPath Series D1	4/30/2019	296,594	296,594
UiPath Series D2	4/30/2019	49,819	49,819
Venture Global LNG Series B	3/8/2018	36,240	46,176
Venture Global LNG Series C	10/16/2017	554,369	573,352
Total		$1,938,989	$2,239,930

★ Includes $25,944,160 cash collateral held at broker for futures contracts, $5,737,146 payable for securities purchased, $578,608 payable for fund shares redeemed, $30,791 other accrued expenses payable, $608,192 due to manager and affiliates, $26,754 due to custodian and $2,537,470 variation margin due to broker on futures contracts as of June 30, 2020.

The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
(299)	E-mini Russell 2000 Index	$ (21,492,120)	$ (20,679,399)	9/18/20	$—	$ (812,721)
(841)	E-mini S&P 500 Index	(129,942,910)	(128,698,331)	9/18/20	—	(1,244,579)
(772)	E-mini S&P MidCap 400 Index	(137,346,520)	(135,448,753)	9/18/20	—	(1,897,767)
Total Futures Contracts					$—	$(3,955,067)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,839,458
Foreign taxes withheld	(14,720)
2,824,738
EXPENSES:
Management fees	2,425,281
Distribution fees-Service Class	898,517
Shareholder servicing fees	108,205
Accounting and administration expenses	92,130
Reports and statements to shareholders	39,251
Professional fees	22,182
Custodian fees	18,622
Pricing fees	15,123
Trustees’ fees and expenses	10,196
Consulting fees	2,239
Other	7,388
3,639,134
Less:
Management fees waived	(6,272)
Total operating expenses	3,632,862
NET INVESTMENT LOSS	(808,124)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	16,864,606
Foreign currencies	(4,964)
Futures contracts	(13,502,716)
Net realized gain	3,356,926
Net change in unrealized appreciation (depreciation) of:
Investments	16,929,955
Foreign currencies	(453)
Futures contracts	(4,280,212)
Net change in unrealized appreciation (depreciation)	12,649,290
NET REALIZED AND UNREALIZED GAIN	16,006,216
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 15,198,092
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (808,124)	$ (753,908)
Net realized gain (loss)	3,356,926	(27,508,661)
Net change in unrealized appreciation (depreciation)	12,649,290	181,592,304
Net increase in net assets resulting from operations	15,198,092	153,329,735
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,415,895)
Service Class	—	(60,818,709)
	—	(63,234,604)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,862,032	3,379,966
Service Class	28,031,424	82,364,553
Reinvestment of dividends and distributions:
Standard Class	—	2,415,895
Service Class	—	60,818,709
	29,893,456	148,979,123
Cost of shares redeemed:
Standard Class	(3,354,063)	(5,577,032)
Service Class	(54,416,032)	(81,455,457)
	(57,770,095)	(87,032,489)
Increase (decrease) in net assets derived from capital share transactions	(27,876,639)	61,946,634
NET INCREASE (DECREASE) IN NET ASSETS	(12,678,547)	152,041,765
NET ASSETS:
Beginning of period	778,216,736	626,174,971
End of period	$765,538,189	$778,216,736
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–10

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18 [3]	12/31/17	12/31/16 [4]	12/31/15 [5]
Net asset value, beginning of period	$ 17.149	$ 15.017	$ 14.963	$ 11.917	$ 11.968	$ 12.639
Income (loss) from investment operations:
Net investment income[6]	0.002	0.022	0.023	0.023	0.013	0.018
Net realized and unrealized gain (loss)	0.358	3.628	0.031	3.023	0.251	(0.548)
Total from investment operations	0.360	3.650	0.054	3.046	0.264	(0.530)
Less dividends and distributions from:
Net realized gain	—	(1.518)	—	—	(0.315)	(0.141)
Total dividends and distributions	—	(1.518)	—	—	(0.315)	(0.141)
Net asset value, end of period	$ 17.509	$ 17.149	$ 15.017	$ 14.963	$ 11.917	$ 11.968
Total return[7]	2.10%	24.92%	0.36%	25.56%	2.26%	(4.20%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,089	$ 29,070	$25,199	$ 26,547	$22,110	$ 22,752
Ratio of expenses to average net assets	0.73%	0.74%	0.74%	0.75%	0.79%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.75%	0.78%	0.79%	0.84%	0.85%
Ratio of net investment income to average net assets	0.03%	0.13%	0.15%	0.17%	0.11%	0.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.03%	0.12%	0.11%	0.13%	0.06%	0.09%
Portfolio turnover	19%	19%	70%	27%	103%	148%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective November 1, 2018, Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Ivy Investment Management Company.
[4]	Effective February 8, 2016, T. Rowe Price Associates, Inc. was added as a sub-adviser to the Fund. Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility management risk strategy overlay, replacing Lincoln Investment Advisors Corporation.
[5]	Effective May 1, 2015, Ivy Investment Management Company replaced Columbia Management Investment Advisors, LLC as the Fund’s sub- adviser.
[6]	The average shares outstanding method has been applied for per share information.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–11

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18 [3]	12/31/17	12/31/16 [4]	12/31/15 [5]
Net asset value, beginning of period	$ 16.534	$ 14.561	$ 14.542	$ 11.611	$ 11.698	$ 12.388
Income (loss) from investment operations:
Net investment income (loss)[6]	(0.018)	(0.019)	(0.016)	(0.010)	(0.016)	(0.014)
Net realized and unrealized gain (loss)	0.344	3.510	0.035	2.941	0.244	(0.535)
Total from investment operations	0.326	3.491	0.019	2.931	0.228	(0.549)
Less dividends and distributions from:
Net realized gain	—	(1.518)	—	—	(0.315)	(0.141)
Total dividends and distributions	—	(1.518)	—	—	(0.315)	(0.141)
Net asset value, end of period	$ 16.860	$ 16.534	$ 14.561	$ 14.542	$ 11.611	$ 11.698
Total return[7]	1.97%	24.60%	0.13%	25.24%	2.00%	(4.44%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$737,449	$749,146	$600,976	$550,434	$475,177	$306,375
Ratio of expenses to average net assets	0.98%	0.99%	0.99%	1.00%	1.04%	1.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	1.00%	1.03%	1.04%	1.09%	1.10%
Ratio of net investment income (loss) to average net assets	(0.22%)	(0.12%)	(0.10%)	(0.08%)	(0.14%)	(0.11%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.22%)	(0.13%)	(0.14%)	(0.12%)	(0.19%)	(0.16%)
Portfolio turnover	19%	19%	70%	27%	103%	148%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective November 1, 2018, Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Ivy Investment Management Company.
[4]	Effective February 8, 2016, T. Rowe Price Associates, Inc. was added as a sub-adviser to the Fund. Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility management risk strategy overlay, replacing Lincoln Investment Advisors Corporation.
[5]	Effective May 1, 2015, Ivy Investment Management Company replaced Columbia Management Investment Advisors, LLC as the Fund’s sub- adviser.
[6]	The average shares outstanding method has been applied for per share information.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–12

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Blended Mid Cap Managed Volatility Fund–13

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.
 The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. T. Rowe Price Associates, Inc. (“T. Rowe Price”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays MFS and T. Rowe Price a fee based on MFS and T. Rowe Price’s managed portion of the Fund’s average daily net assets.
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1,2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$23,454
Legal	4,181
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $34,979 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP Blended Mid Cap Managed Volatility Fund–14

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$404,094
Distribution fees payable to LFD	150,951
Printing and mailing fees payable to Lincoln Life	34,979
Shareholder servicing fees payable to Lincoln Life	18,168
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities purchases of $132,893 and securities sales of $126,643, which resulted in net realized gains of $67,180.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$132,387,570
Sales	199,947,880
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$493,932,255
Aggregate unrealized appreciation of investments and derivatives	$256,872,549
Aggregate unrealized depreciation of investments and derivatives	(12,446,377)
Net unrealized appreciation of investments and derivatives	$244,426,172
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Blended Mid Cap Managed Volatility Fund–15

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 5,712,677	$ —	$ —	$ 5,712,677
Air Freight & Logistics	463,844	—	—	463,844
Airlines	885,692	—	—	885,692
Auto Components	647,359	—	—	647,359
Automobiles	615,636	—	—	615,636
Banks	3,933,494	—	—	3,933,494
Beverages	2,038,309	—	—	2,038,309
Biotechnology	26,259,588	—	—	26,259,588
Building Products	7,228,368	—	—	7,228,368
Capital Markets	29,728,514	—	—	29,728,514
Chemicals	6,989,931	2,411,540	—	9,401,471
Commercial Services & Supplies	14,676,419	—	—	14,676,419
Communications Equipment	2,620,431	—	—	2,620,431
Construction & Engineering	284,050	—	—	284,050
Construction Materials	6,720,914	—	—	6,720,914
Consumer Finance	616,107	—	—	616,107
Containers & Packaging	4,835,216	—	—	4,835,216
Distributors	4,284,128	—	—	4,284,128
Diversified Consumer Services	12,014,234	—	—	12,014,234
Electrical Equipment	11,407,204	—	—	11,407,204
Electronic Equipment, Instruments & Components	16,143,178	—	—	16,143,178
Entertainment	18,470,590	—	—	18,470,590
Equity Real Estate Investment Trusts	15,729,969	—	—	15,729,969
Food & Staples Retailing	810,398	—	—	810,398
Food Products	4,566,778	—	—	4,566,778
Gas Utilities	378,404	—	—	378,404
Health Care Equipment & Supplies	44,987,362	—	—	44,987,362
Health Care Providers & Services	10,131,695	—	—	10,131,695
Health Care Technology	5,427,388	—	—	5,427,388
Hotels, Restaurants & Leisure	25,664,573	—	—	25,664,573
Household Durables	1,846,482	—	—	1,846,482
Household Products	5,175,762	—	—	5,175,762
Industrial Conglomerates	5,986,193	—	—	5,986,193
Insurance	9,010,978	—	940,022	9,951,000
Interactive Media & Services	12,945,762	—	—	12,945,762
Internet & Direct Marketing Retail	3,392,169	—	—	3,392,169
IT Services	71,740,710	—	—	71,740,710
Leisure Products	1,924,492	—	—	1,924,492
Life Sciences Tools & Services	35,110,340	—	—	35,110,340
Machinery	8,001,699	—	—	8,001,699
Media	2,624,169	—	—	2,624,169
Metals & Mining	606,228	—	—	606,228
Multiline Retail	8,394,592	—	—	8,394,592
Oil, Gas & Consumable Fuels	1,918,680	—	619,528	2,538,208
Pharmaceuticals	4,537,550	—	—	4,537,550
Professional Services	54,957,559	—	—	54,957,559
LVIP Blended Mid Cap Managed Volatility Fund–16

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Real Estate Management & Development	$ 289,688	$ —	$ —	$ 289,688
Road & Rail	6,976,068	—	—	6,976,068
Semiconductors & Semiconductor Equipment	36,631,937	1,238,192	—	37,870,129
Software	109,172,657	—	—	109,172,657
Specialty Retail	27,170,738	—	—	27,170,738
Technology Hardware, Storage & Peripherals	827,404	—	—	827,404
Textiles, Apparel & Luxury Goods	8,947,199	—	—	8,947,199
Trading Companies & Distributors	2,785,496	—	—	2,785,496
Water Utilities	303,380	—	—	303,380
Convertible Preferred Stocks	—	—	680,380	680,380
Money Market Fund	30,873,450	—	—	30,873,450
Total Investments	$736,423,832	$3,649,732	$2,239,930	$742,313,494
Derivatives:

Liabilities:
Futures Contracts	$(3,955,067)	$—	$—	$(3,955,067)
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	111,904	199,613
Service Class	1,749,601	5,127,380
Shares reinvested:
Standard Class	—	149,378
Service Class	—	3,897,386
	1,861,505	9,373,757
Shares redeemed:
Standard Class	(202,816)	(331,816)
Service Class	(3,320,829)	(4,989,234)
	(3,523,645)	(5,321,050)
Net increase (decrease)	(1,662,140)	4,052,707
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP Blended Mid Cap Managed Volatility Fund–17

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(3,955,067)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(13,502,716)	$(4,280,212)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$6,526,632	$190,726,314
6. Risk Factors
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP Blended Mid Cap Managed Volatility Fund–18

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–19

LVIP Blended Mid Cap Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent, and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources, and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule was lower than the current subadvisory fee for the Fund. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP Blended Mid Cap Managed Volatility Fund–20

LVIP Blended Mid Cap Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Blended Mid Cap Managed Volatility Fund–21

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$939.60	0.68%	$3.28
Service Class Shares	1,000.00	937.90	1.03%	4.96
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.50	0.68%	$3.42
Service Class Shares	1,000.00	1,019.70	1.03%	5.17

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Common Stock	92.80%
Aerospace & Defense	1.90%
Air Freight & Logistics	0.52%
Airlines	0.12%
Auto Components	0.04%
Banks	2.40%
Beverages	0.99%
Biotechnology	8.69%
Building Products	0.54%
Capital Markets	0.75%
Chemicals	2.53%
Commercial Services & Supplies	0.46%
Communications Equipment	0.75%
Construction Materials	0.26%
Consumer Finance	0.51%
Containers & Packaging	0.33%
Diversified Financial Services	1.30%
Diversified Telecommunication Services	1.25%
Electric Utilities	0.82%
Electrical Equipment	0.06%
Electronic Equipment, Instruments & Components	1.18%
Energy Equipment & Services	0.26%
Entertainment	2.18%
Equity Real Estate Investment Trusts	1.60%
Food & Staples Retailing	0.99%
Food Products	0.96%
Gas Utilities	0.28%
Health Care Equipment & Supplies	1.82%
Health Care Providers & Services	5.12%
Health Care Technology	0.17%
Hotels, Restaurants & Leisure	0.09%
Household Durables	0.21%
Household Products	0.71%
Independent Power and Renewable Electricity Producers	0.19%
Industrial Conglomerates	1.08%
Insurance	1.18%
Interactive Media & Services	4.74%
Internet & Direct Marketing Retail	3.35%
IT Services	3.57%
Life Sciences Tools & Services	0.79%
Machinery	0.75%
Media	5.56%
Metals & Mining	0.64%
Mortgage Real Estate Investment Trusts (REITs)	0.09%
Multi-Utilities	0.08%
Oil, Gas & Consumable Fuels	1.70%
Paper & Forest Products	0.15%
Security Type/Sector	Percentage of Net Assets
Pharmaceuticals	3.26%
Professional Services	0.46%
Real Estate Management & Development	0.15%
Road & Rail	0.26%
Semiconductors & Semiconductor Equipment	4.25%
Software	11.36%
Specialty Retail	2.15%
Technology Hardware, Storage & Peripherals	5.46%
Textiles, Apparel & Luxury Goods	0.41%
Thrifts & Mortgage Finance	0.14%
Tobacco	0.33%
Trading Companies & Distributors	0.26%
Wireless Telecommunication Services	0.65%
Rights	0.00%
Money Market Fund	5.19%
Total Investments	97.99%
Receivables and Other Assets Net of Liabilities	2.01%
Total Net Assets	100.00%

Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	4.48%
Apple	3.89%
UnitedHealth Group	3.63%
Comcast Class A	3.39%
Amazon.com	2.66%
Biogen	2.32%
Vertex Pharmaceuticals	2.11%
Facebook Class A	1.92%
Amgen	1.90%
Adobe	1.72%
Total	28.02%

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–92.80%
Aerospace & Defense–1.90%
†L3Harris Technologies	26,322	$ 4,466,054
Lockheed Martin	3,300	1,204,236
Raytheon Technologies	64,720	3,988,046
		9,658,336
Air Freight & Logistics–0.52%
United Parcel Service Class B	23,571	2,620,624
		2,620,624
Airlines–0.12%
†JetBlue Airways	56,471	615,534
		615,534
Auto Components–0.04%
†Goodyear Tire & Rubber	25,000	223,625
		223,625
Banks–2.40%
Associated Banc-Corp	26,000	355,680
Bank of America	92,993	2,208,584
CIT Group	21,560	446,939
First Horizon National	50,556	503,538
JPMorgan Chase & Co.	65,494	6,160,365
Regions Financial	63,000	700,560
US Bancorp	32,218	1,186,267
Zions Bancorp	18,500	629,000
		12,190,933
Beverages–0.99%
Coca-Cola	37,880	1,692,478
†Monster Beverage	17,200	1,192,304
PepsiCo	16,123	2,132,428
		5,017,210
Biotechnology–8.69%
AbbVie	53,169	5,220,132
†Agios Pharmaceuticals	14,916	797,708
†Alkermes	20,712	401,916
Amgen	41,014	9,673,562
†Biogen	44,132	11,807,517
†ImmunoGen	8,476	38,990
†Ionis Pharmaceuticals	42,411	2,500,553
†Regeneron Pharmaceuticals	2,300	1,434,395
†Ultragenyx Pharmaceutical	10,337	808,560
†United Therapeutics	3,600	435,600
†Vertex Pharmaceuticals	36,972	10,733,341
†Voyager Therapeutics	21,902	276,403
		44,128,677
Building Products–0.54%
Johnson Controls International	80,550	2,749,977
		2,749,977
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–0.75%
Ameriprise Financial	2,500	$ 375,100
BGC Partners Class A	165,000	452,100
CME Group	8,606	1,398,819
Cohen & Steers	23,122	1,573,452
		3,799,471
Chemicals–2.53%
Air Products & Chemicals	13,849	3,343,980
CF Industries Holdings	5,931	166,898
Eastman Chemical	14,954	1,041,397
Ecolab	12,834	2,553,324
Huntsman	43,919	789,224
PPG Industries	31,514	3,342,375
Sherwin-Williams	2,820	1,629,537
		12,866,735
Commercial Services & Supplies–0.46%
Waste Management	21,918	2,321,335
		2,321,335
Communications Equipment–0.75%
†Arista Networks	4,926	1,034,608
Cisco Systems	59,644	2,781,796
		3,816,404
Construction Materials–0.26%
Vulcan Materials	11,329	1,312,465
		1,312,465
Consumer Finance–0.51%
Ally Financial	24,000	475,920
Discover Financial Services	12,000	601,080
Navient	95,000	667,850
Synchrony Financial	37,643	834,169
		2,579,019
Containers & Packaging–0.33%
Ball	14,409	1,001,281
International Paper	19,000	668,990
		1,670,271
Diversified Financial Services–1.30%
†Berkshire Hathaway Class A	21	5,613,300
†Berkshire Hathaway Class B	5,437	970,559
		6,583,859
Diversified Telecommunication Services–1.25%
AT&T	79,286	2,396,816
Cogent Communications Holdings	7,200	556,992
†GCI Liberty Class A	9,961	708,426
Verizon Communications	48,937	2,697,897
		6,360,131
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–0.82%
ALLETE	17,500	$ 955,675
FirstEnergy	11,800	457,604
IDACORP	5,400	471,798
NextEra Energy	2,232	536,060
NRG Energy	31,615	1,029,384
OGE Energy	14,000	425,040
Portland General Electric	6,700	280,127
		4,155,688
Electrical Equipment–0.06%
Hubbell	2,300	288,328
		288,328
Electronic Equipment, Instruments & Components–1.18%
Avnet	10,400	290,004
Dolby Laboratories Class A	10,920	719,300
Jabil	25,600	821,248
TE Connectivity	50,923	4,152,771
		5,983,323
Energy Equipment & Services–0.26%
Core Laboratories	38,127	774,741
†National Oilwell Varco	44,958	550,735
		1,325,476
Entertainment–2.18%
Activision Blizzard	8,000	607,200
†Electronic Arts	10,100	1,333,705
†Liberty Media-Liberty Formula One Class A	5,573	162,620
†Liberty Media-Liberty Formula One Class C	10,295	326,455
†Lions Gate Entertainment Class B	20,994	143,389
†Madison Square Garden Entertainment	13,533	1,014,975
†Madison Square Garden Sports Class A	13,533	1,987,862
†Take-Two Interactive Software	5,000	697,850
†Walt Disney	24,940	2,781,059
World Wrestling Entertainment Class A	12,382	537,998
†Zynga Class A	156,400	1,492,056
		11,085,169
Equity Real Estate Investment Trusts–1.60%
American Tower	15,655	4,047,444
Boston Properties	5,000	451,900
†Brixmor Property Group	29,000	371,780
†CoreCivic	29,000	271,440
Gaming and Leisure Properties	14,272	493,811
Iron Mountain	34,000	887,400
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Lamar Advertising Class A	10,900	$ 727,684
Life Storage	9,500	902,025
		8,153,484
Food & Staples Retailing–0.99%
Kroger	32,000	1,083,200
Walmart	33,088	3,963,281
		5,046,481
Food Products–0.96%
Hershey	8,900	1,153,618
Ingredion	12,800	1,062,400
Mondelez International Class A	35,222	1,800,901
†Pilgrim's Pride	52,378	884,664
		4,901,583
Gas Utilities–0.28%
National Fuel Gas	16,800	704,424
Spire	10,800	709,668
		1,414,092
Health Care Equipment & Supplies–1.82%
Becton Dickinson & Co.	9,701	2,321,158
†Edwards Lifesciences	12,000	829,320
†Haemonetics	5,000	447,800
Medtronic	48,708	4,466,524
West Pharmaceutical Services	5,100	1,158,567
		9,223,369
Health Care Providers & Services–5.12%
†Amedisys	1,500	297,810
Chemed	2,800	1,262,996
CVS Health	27,867	1,810,519
†Guardant Health	15,550	1,261,571
Humana	4,400	1,706,100
†Molina Healthcare	7,000	1,245,860
UnitedHealth Group	62,549	18,448,828
		26,033,684
Health Care Technology–0.17%
†Veeva Systems Class A	3,600	843,912
		843,912
Hotels, Restaurants & Leisure–0.09%
MGM Resorts International	27,000	453,600
		453,600
Household Durables–0.21%
PulteGroup	32,000	1,088,960
		1,088,960

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–4

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–0.71%
Procter & Gamble	30,130	$ 3,602,644
		3,602,644
Independent Power and Renewable Electricity Producers–0.19%
AES	67,184	973,496
		973,496
Industrial Conglomerates–1.08%
3M	9,395	1,465,526
Carlisle	3,300	394,911
Honeywell International	25,218	3,646,271
		5,506,708
Insurance–1.18%
Allstate	7,000	678,930
American International Group	19,256	600,402
Hartford Financial Services Group	19,200	740,160
Principal Financial Group	17,000	706,180
Travelers	25,994	2,964,616
Unum Group	18,640	309,237
		5,999,525
Interactive Media & Services–4.74%
†Alphabet Class A	4,202	5,958,646
†Alphabet Class C	3,049	4,310,097
†Facebook Class A	43,055	9,776,499
†Pinterest Class A	41,772	926,085
†Twitter	105,071	3,130,065
		24,101,392
Internet & Direct Marketing Retail–3.35%
†Amazon.com	4,898	13,512,700
†Booking Holdings	850	1,353,489
eBay	28,700	1,505,315
†Qurate Retail	68,555	651,273
		17,022,777
IT Services–3.57%
Automatic Data Processing	22,435	3,340,347
Cognizant Technology Solutions Class A	16,252	923,438
Fidelity National Information Services	9,300	1,247,037
International Business Machines	16,175	1,953,455
Mastercard Class A	4,400	1,301,080
†PayPal Holdings	14,400	2,508,912
Visa Class A	35,622	6,881,102
		18,155,371
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.79%
Thermo Fisher Scientific	11,108	$ 4,024,873
		4,024,873
Machinery–0.75%
Cummins	7,698	1,333,756
Dover	9,000	869,040
Otis Worldwide	10,071	572,637
Parker-Hannifin	2,900	531,483
Pentair	12,985	493,300
		3,800,216
Media–5.56%
†AMC Networks Class A	47,933	1,121,153
Comcast Class A	442,204	17,237,112
†Discovery Class A	91,924	1,939,597
†Discovery Class C	43,632	840,352
†Liberty Broadband Class A	13,106	1,601,422
†Liberty Broadband Class C	20,361	2,523,950
†Liberty Media-Liberty SiriusXM Class A	22,293	769,554
†Liberty Media-Liberty SiriusXM Class C	41,178	1,418,582
†MSG Networks Class A	36,085	359,046
ViacomCBS Class B	19,082	444,992
		28,255,760
Metals & Mining–0.64%
†ArcelorMittal (New York Shares)	19,459	208,795
†Freeport-McMoRan	80,395	930,170
Nucor	11,497	476,091
Southern Copper	15,000	596,550
Steel Dynamics	40,000	1,043,600
		3,255,206
Mortgage Real Estate Investment Trusts (REITs)–0.09%
New Residential Investment	60,000	445,800
		445,800
Multi-Utilities–0.08%
Sempra Energy	3,566	418,042
		418,042
Oil, Gas & Consumable Fuels–1.70%
Chevron	26,357	2,351,835
Exxon Mobil	38,176	1,707,231
HollyFrontier	6,303	184,047
Kinder Morgan	85,101	1,290,982
Marathon Petroleum	23,000	859,740
Ovintiv	39,111	373,510
Pioneer Natural Resources	8,804	860,151
Valero Energy	17,463	1,027,174
		8,654,670

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–5

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.15%
†Domtar	37,000	$ 781,070
		781,070
Pharmaceuticals–3.26%
†Bausch Health Companies	24,148	441,667
Bristol-Myers Squibb	30,437	1,789,696
Eli Lilly & Co.	1,700	279,106
Johnson & Johnson	38,828	5,460,382
Merck & Co.	79,446	6,143,559
Pfizer	75,545	2,470,321
		16,584,731
Professional Services–0.46%
Exponent	14,300	1,157,299
†FTI Consulting	10,500	1,202,775
		2,360,074
Real Estate Management & Development–0.15%
†CBRE Group Class A	16,300	737,086
		737,086
Road & Rail–0.26%
Canadian Pacific Railway	3,912	998,890
Kansas City Southern	2,000	298,580
		1,297,470
Semiconductors & Semiconductor Equipment–4.25%
Applied Materials	14,500	876,525
ASML Holding (New York shares)	5,262	1,936,574
Broadcom	21,695	6,847,159
†Cree	63,816	3,777,269
Intel	55,195	3,302,317
Lam Research	4,500	1,455,570
NVIDIA	6,300	2,393,433
Texas Instruments	7,777	987,445
		21,576,292
Software–11.36%
†Adobe	20,025	8,717,083
†Autodesk	32,234	7,710,051
†Cerence	11,923	486,935
Citrix Systems	26,210	3,876,721
†Dropbox Class A	29,500	642,215
†FireEye	104,024	1,266,492
†Fortinet	11,000	1,509,970
Intuit	5,300	1,569,807
†Manhattan Associates	3,700	348,540
Microsoft	111,791	22,750,586
†Nuance Communications	95,390	2,413,844
Oracle	31,861	1,760,958
†Qualys	5,500	572,110
†salesforce.com	21,845	4,092,224
		57,717,536
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.15%
Home Depot	32,210	$ 8,068,927
†TJX	56,294	2,846,225
		10,915,152
Technology Hardware, Storage & Peripherals–5.46%
Apple	54,189	19,768,147
Seagate Technology	127,839	6,188,686
†Western Digital	37,795	1,668,649
†Xerox Holdings	9,000	137,610
		27,763,092
Textiles, Apparel & Luxury Goods–0.41%
†Deckers Outdoor	6,600	1,296,174
†Ralph Lauren	10,500	761,460
		2,057,634
Thrifts & Mortgage Finance–0.14%
MGIC Investment	86,000	704,340
		704,340
Tobacco–0.33%
Altria Group	7,100	278,675
Philip Morris International	20,000	1,401,200
		1,679,875
Trading Companies & Distributors–0.26%
†HD Supply Holdings	7,500	259,875
WW Grainger	3,300	1,036,728
		1,296,603
Wireless Telecommunication Services–0.65%
Telephone & Data Systems	27,000	536,760
†T-Mobile US	17,767	1,850,433
†United States Cellular	29,800	919,926
		3,307,119
Total Common Stock (Cost $425,207,226)		471,506,309
RIGHTS–0.00%
†T-Mobile US expiration date 7/27/20	15,469	2,599
Total Rights (Cost $5,723)		2,599

MONEY MARKET FUND–5.19%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	26,351,574	26,351,574
Total Money Market Fund (Cost $26,351,574)		26,351,574

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–6

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–97.99% (Cost $451,564,523)	$497,860,482
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.01%	10,204,323
NET ASSETS APPLICABLE TO 39,781,998 SHARES OUTSTANDING–100.00%	$508,064,805
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE QS SELECT LARGE CAP MANAGED VOLATILITY FUND STANDARD CLASS ($1,473,393 / 114,986 Shares)	$12.814
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE QS SELECT LARGE CAP MANAGED VOLATILITY FUND SERVICE CLASS ($506,591,412 / 39,667,012 Shares)	$12.771
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$452,696,977
Distributable earnings/(accumulated loss)	55,367,828
TOTAL NET ASSETS	$508,064,805

† Non-income producing.
★ Includes $11,275,028 cash collateral held at broker for futures contracts, $21,368 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $92,455 payable for fund shares redeemed, $33,432 other accrued expenses payable, $443,153 due to manager and affiliates and $1,092,126 variation margin due to broker on futures contracts as of June 30, 2020.

The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
(63)	E-mini Russell 2000 Index	$ (4,528,440)	$ (4,532,452)	9/18/20	$ 4,012	$—
(740)	E-mini S&P 500 Index	(114,337,400)	(114,785,104)	9/18/20	447,704	—
2	E-mini S&P 500 Index	309,020	306,215	9/18/20	2,805	—
(63)	E-mini S&P MidCap 400 Index	(11,208,330)	(11,327,322)	9/18/20	118,992	—
Total Futures Contracts					$573,513	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–7

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 4,536,793
Foreign taxes withheld	(3,013)
4,533,780
EXPENSES:
Management fees	1,655,892
Distribution fees-Service Class	903,007
Accounting and administration expenses	79,136
Shareholder servicing fees	75,033
Professional fees	20,492
Reports and statements to shareholders	19,691
Custodian fees	10,707
Trustees’ fees and expenses	7,272
Pricing fees	2,085
Consulting fees	2,040
Other	4,465
2,779,820
Less:
Management fees waived	(4,229)
Expenses reimbursed	(117,427)
Total operating expenses	2,658,164
NET INVESTMENT INCOME	1,875,616
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(6,321,264)
Futures contracts	(6,278,058)
Net realized loss	(12,599,322)
Net change in unrealized appreciation (depreciation) of:
Investments	(23,726,819)
Foreign currencies	(99)
Futures contracts	393,794
Net change in unrealized appreciation (depreciation)	(23,333,124)
NET REALIZED AND UNREALIZED LOSS	(35,932,446)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,056,830)
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,875,616	$ 3,496,421
Net realized gain (loss)	(12,599,322)	25,766,385
Net change in unrealized appreciation (depreciation)	(23,333,124)	50,879,528
Net increase (decrease) in net assets resulting from operations	(34,056,830)	80,142,334
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(54,733)
Service Class	—	(18,118,981)
	—	(18,173,714)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	107,742	55,487
Service Class	14,215,452	50,860,616
Net assets from merger:*
Standard Class	—	1,359,066
Service Class	—	177,278,856
Reinvestment of dividends and distributions:
Standard Class	—	54,733
Service Class	—	18,118,981
	14,323,194	247,727,739
Cost of shares redeemed:
Standard Class	(104,002)	(110,816)
Service Class	(33,807,616)	(49,131,625)
	(33,911,618)	(49,242,441)
Increase (decrease) in net assets derived from capital share transactions	(19,588,424)	198,485,298
NET INCREASE (DECREASE) IN NET ASSETS	(53,645,254)	260,453,918
NET ASSETS:
Beginning of period	561,710,059	301,256,141
End of period	$508,064,805	$561,710,059

*	See Note 5 in Notes to Financial Statements.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–8

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19 [3]	12/31/18	12/31/17	12/31/16 [4]	12/31/15
Net asset value, beginning of period	$ 13.638	$ 11.851	$ 12.744	$ 10.672	$ 9.913	$ 10.501
Income (loss) from investment operations:
Net investment income[5]	0.069	0.147	0.166	0.136	0.154	0.139
Net realized and unrealized gain (loss)	(0.893)	2.128	(0.482)	2.110	0.741	(0.550)
Total from investment operations	(0.824)	2.275	(0.316)	2.246	0.895	(0.411)
Less dividends and distributions from:
Net investment income	—	(0.196)	(0.155)	(0.174)	(0.136)	(0.120)
Net realized gain	—	(0.292)	(0.422)	—	—	(0.057)
Total dividends and distributions	—	(0.488)	(0.577)	(0.174)	(0.136)	(0.177)
Net asset value, end of period	$ 12.814	$ 13.638	$ 11.851	$ 12.744	$ 10.672	$ 9.913
Total return[6]	(6.04%)	19.38%	(2.80%)	21.04%	9.03%	(3.90%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,473	$ 1,566	$ 81	$ 96	$ 86	$ 83
Ratio of expenses to average net assets[7]	0.68%	0.62%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.73%	0.73%	0.71%	0.70%	0.71%	0.74%
Ratio of net investment income to average net assets	1.07%	1.14%	1.29%	1.15%	1.50%	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.02%	1.03%	0.58%	0.45%	0.79%	0.61%
Portfolio turnover	14%	67%	9%	9%	35%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 11, 2019, ClearBridge Investments, LLC and QS Investors, LLC were added as sub-advisers to the Fund; each responsible for the day-to-day management of a portion of the Fund's investment portfolio.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–9

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19 [3]	12/31/18	12/31/17	12/31/16 [4]	12/31/15
Net asset value, beginning of period	$ 13.617	$ 11.845	$ 12.739	$ 10.672	$ 9.914	$ 10.502
Income (loss) from investment operations:
Net investment income[5]	0.046	0.100	0.121	0.094	0.119	0.103
Net realized and unrealized gain (loss)	(0.892)	2.122	(0.479)	2.106	0.739	(0.550)
Total from investment operations	(0.846)	2.222	(0.358)	2.200	0.858	(0.447)
Less dividends and distributions from:
Net investment income	—	(0.158)	(0.114)	(0.133)	(0.100)	(0.084)
Net realized gain	—	(0.292)	(0.422)	—	—	(0.057)
Total dividends and distributions	—	(0.450)	(0.536)	(0.133)	(0.100)	(0.141)
Net asset value, end of period	$ 12.771	$ 13.617	$ 11.845	$ 12.739	$ 10.672	$ 9.914
Total return[6]	(6.21%)	18.93%	(3.14%)	20.61%	8.65%	(4.24%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$506,591	$560,144	$301,175	$286,880	$232,038	$130,907
Ratio of expenses to average net assets[7]	1.03%	0.97%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	1.08%	1.08%	1.06%	1.05%	1.06%	1.09%
Ratio of net investment income to average net assets	0.72%	0.79%	0.94%	0.80%	1.15%	1.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.67%	0.68%	0.23%	0.10%	0.44%	0.26%
Portfolio turnover	14%	67%	9%	9%	35%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 11, 2019, ClearBridge Investments, LLC and QS Investors, LLC were added as sub-advisers to the Fund; each responsible for the day-to-day management of a portion of the Fund's investment portfolio.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–10

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–11

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,077 for the six months ended June 30, 2020. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation ("LIAC") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.64% of the Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.
 The management fee, net of waivers, is calculated daily and paid monthly.
Effective May 1, 2020, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.675% of the Fund’s average daily net assets for the Standard Class and 1.025% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least May 25, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2020, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceeded 0.68% of the Fund’s average daily net assets for the Standard Class and 1.03% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 206,621	$ 206,621
ClearBridge Investments, LLC ("ClearBridge") and QS Investors, LLC ("QS Investors") are sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LIAC, not the Fund, pays ClearBridge and QS Investors a fee based on their managed portions of the Fund's average daily net assets.
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1,2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$16,445
Legal	2,932
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–12

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $16,742 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 21,368
Management fees payable to LIAC	267,295
Distribution fees payable to LFD	146,909
Printing and mailing fees payable to Lincoln Life	16,742
Shareholder servicing fees payable to Lincoln Life	12,207
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$64,338,814
Sales	90,835,844
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$451,564,523
Aggregate unrealized appreciation of investments and derivatives	$ 76,443,071
Aggregate unrealized depreciation of investments and derivatives	(29,573,599)
Net unrealized appreciation of investments and derivatives	$ 46,869,472
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–13

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$471,506,309	$—	$—	$471,506,309
Rights	2,599	—	—	2,599
Money Market Fund	26,351,574	—	—	26,351,574
Total Investments	$497,860,482	$—	$—	$497,860,482
Derivatives:

Assets:
Futures Contracts	$573,513	$—	$—	$573,513
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	8,482	4,372
Service Class	1,117,216	3,996,826
Shares reinvested:
Standard Class	—	4,149
Service Class	—	1,381,070
Shares from merger:
Standard Class	—	108,111
Service Class	—	14,128,057
	1,125,698	19,622,585
Shares redeemed:
Standard Class	(8,356)	(8,611)
Service Class	(2,586,054)	(3,795,419)
	(2,594,410)	(3,804,030)
Net increase (decrease)	(1,468,712)	15,818,555
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–14

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
5.  Fund Merger
As of the close of business on May 24, 2019, the Fund acquired all of the assets and liabilities of the LVIP ClearBridge Large Cap Managed Volatility Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 2 funds managed by LIAC with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Fund as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Aquiring Fund	Aquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	140,710	Standard Class	108,111	$ 1,359,066	0.768
Acquired Fund - Service Class	18,390,498	Service Class	14,128,057	177,278,856	0.768
The net assets of the Acquiring Fund before the acquisition were $328,131,275. The net assets of the Acquiring Fund immediately following the acquisition were $506,769,197.
If the acquisition had been completed on January 1, 2019, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2019, would have been as follows (unaudited):
Net investment income (loss)	$ 3,357,840(a)
Net realized gain (loss)	23,815,356 (b)
Net change in unrealized appreciation (depreciation)	59,902,299 (c)
Net increase in net assets resulting from operations	$87,075,495

(a)	$3,496,421, as reported in the Statement of Operations, plus $(138,581) Net investment income (loss) from Acquired Fund pre-merger.
(b)	$25,766,385, as reported in the Statement of Operations, plus $(1,951,029) Net realized gain (loss) from Acquired Fund pre-merger.
(c)	$50,879,528, as reported in the Statement of Operations, plus $9,022,771 Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s statement of operations since May 27, 2019.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–15

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$573,513	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(6,278,058)	$393,794
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$3,867,644	$112,439,047
7. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–16

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Recent Accounting Pronouncements (continued)
the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–17

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent, and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources, and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule was lower than the current subadvisory fee for the Fund. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–18

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–19

LVIP Delaware Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Delaware Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,065.40	0.37%	$1.90
Service Class Shares	1,000.00	1,063.50	0.72%	3.69
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.37%	$1.86
Service Class Shares	1,000.00	1,021.30	0.72%	3.62

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	0.80%
Agency Commercial Mortgage-Backed Securities	0.61%
Agency Mortgage-Backed Securities	22.13%
Corporate Bonds	39.70%
Aerospace & Defense	0.31%
Airlines	0.43%
Apparel	0.08%
Auto Manufacturers	0.76%
Banks	8.21%
Beverages	0.54%
Biotechnology	0.71%
Building Materials	0.05%
Chemicals	0.83%
Commercial Services	1.04%
Computers	0.42%
Diversified Financial Services	1.60%
Electric	3.64%
Electrical Components & Equipment	0.07%
Electronics	0.56%
Engineering & Construction	0.14%
Environmental Control	0.13%
Food	0.05%
Forest Products & Paper	0.57%
Gas	0.34%
Health Care Products	0.26%
Health Care Services	0.07%
Holding Companies-Diversified	0.05%
Insurance	0.90%
Internet	0.23%
Iron & Steel	0.06%
Lodging	0.04%
Machinery Construction & Mining	0.29%
Machinery Diversified	0.42%
Media	2.81%
Mining	1.08%
Miscellaneous Manufacturing	0.18%
Oil & Gas	1.60%
Oil & Gas Services	0.19%
Pharmaceuticals	2.41%
Pipelines	2.18%
Real Estate Investment Trusts	0.90%
Retail	0.82%
Semiconductors	1.28%
Software	0.56%
Telecommunications	2.50%
Security Type/Sector	Percentage of Net Assets
Transportation	0.39%
Municipal Bonds	1.79%
Non-Agency Asset-Backed Securities	3.86%
Non-Agency Collateralized Mortgage Obligations	1.88%
Non-Agency Commercial Mortgage-Backed Securities	8.31%
Regional Bond	0.98%
Supranational Banks	0.77%
U.S. Treasury Obligations	16.14%
Money Market Fund	0.71%
Short-Term Investments	2.37%
Total Investments	100.05%
Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)
U.S. Government	39.94%
AAA	13.82%
AA	6.05%
A	13.94%
BBB	21.53%
BB	2.07%
B	0.09%
Non-Rated	0.17%
Short-Term Investments	2.39%
Total	100.00%

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.80%
•Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 3.03% (LIBOR01M + 2.85%) 11/25/29	2,406,255	$ 2,364,145
Series 2018-C02 2M2 2.38% (LIBOR01M + 2.20%) 8/25/30	2,725,808	2,664,477
Series 2018-C03 1M2 2.33% (LIBOR01M + 2.15%) 10/25/30	4,803,205	4,653,105
Series 2018-C05 1M2 2.53% (LIBOR01M + 2.35%) 1/25/31	3,028,807	2,966,810
Series 2018-R07 1M2 2.58% (LIBOR01M + 2.40%) 4/25/31	3,107,879	3,072,916
Fannie Mae REMICs
Series 2004-W11 1A2 6.50% 5/25/44	77,455	91,898
Series 2013-44 Z 3.00% 5/25/43	1,559,488	1,588,698
Series 2016-61 ML 3.00% 9/25/46	1,883,933	2,079,836
Series 2017-40 GZ 3.50% 5/25/47	2,718,404	3,018,426
Series 2017-77 HZ 3.50% 10/25/47	3,286,127	3,614,699
Series 2017-94 CZ 3.50% 11/25/47	2,056,665	2,240,550
♦Series T-58 2A 6.50% 9/25/43	285,278	332,174
Freddie Mac REMICs
•Series 3800 AF 0.68% (LIBOR01M + 0.50%) 2/15/41	180,036	180,883
Series 4629 KB 3.00% 11/15/46	1,273,000	1,392,028
Series 4676 KZ 2.50% 7/15/45	2,401,614	2,517,907
Series 4738 TW 3.00% 11/15/46	859,000	917,594
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 3.03% (LIBOR01M + 2.85%) 4/25/28	283,162	285,087
Series 2016-DNA4 M2 1.48% (LIBOR01M + 1.30%) 3/25/29	112,136	112,101
Series 2017-DNA1 M2 3.43% (LIBOR01M + 3.25%) 7/25/29	3,500,000	3,517,500
Series 2017-DNA3 M2 2.68% (LIBOR01M + 2.50%) 3/25/30	1,985,000	1,995,235
Series 2018-HQA1 M2 2.48% (LIBOR01M + 2.30%) 9/25/30	4,075,632	4,014,498
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA
Series 2013-113 LY 3.00% 5/20/43	1,113,000	$ 1,214,292
Series 2017-107 QZ 3.00% 8/20/45	1,500,569	1,616,016
Series 2017-130 YJ 2.50% 8/20/47	1,695,000	1,849,266
Series 2017-163 ZK 3.50% 11/20/47	941,258	1,034,913
Series 2017-34 DY 3.50% 3/20/47	1,191,000	1,349,198
Series 2018-34 TY 3.50% 3/20/48	1,221,000	1,333,438
Total Agency Collateralized Mortgage Obligations (Cost $49,462,435)		52,017,690
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.61%
•FREMF Mortgage Trust
Series 2011-K15 B 5.13% 8/25/44	7,798,000	8,040,552
Series 2012-K18 B 4.39% 1/25/45	4,500,000	4,663,949
Series 2012-K22 B 3.81% 8/25/45	7,781,000	7,971,019
Series 2013-K25 C 3.74% 11/25/45	4,000,000	4,085,258
Series 2014-K717 B 3.75% 11/25/47	2,840,000	2,900,083
Series 2014-K717 C 3.75% (LIBOR01M + 2.20%) 11/25/47	1,000,000	1,006,355
Series 2015-K721 C 3.68% 11/25/47	3,300,000	3,331,639
Series 2016-K53 B 4.16% 3/25/49	1,950,000	2,083,628
Series 2016-K722 B 3.97% (LIBOR01M + 2.15%) 7/25/49	2,431,000	2,544,479
Series 2017-K71 B 3.88% 11/25/50	2,990,000	3,294,442
Total Agency Commercial Mortgage-Backed Securities (Cost $39,412,703)		39,921,404
AGENCY MORTGAGE-BACKED SECURITIES–22.13%
Fannie Mae
3.00% 2/1/50	7,478,479	7,743,928
3.00% 2/1/57	96,700	103,568
Fannie Mae S.F. 20 yr
3.00% 12/1/37	27,960,878	29,459,851
3.00% 1/1/38	46,861,400	49,373,623
Fannie Mae S.F. 30 yr
3.00% 6/1/45	892,483	969,963
LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 4/1/46	10,288,203	$ 10,895,962
3.00% 8/1/46	2,914,106	3,114,054
3.00% 11/1/46	1,063,708	1,125,493
3.00% 4/1/47	50,579	53,542
3.00% 10/1/47	292,503	302,806
3.00% 2/1/48	42,629,803	46,044,521
3.00% 3/1/48	37,826,576	40,160,252
3.00% 4/1/48	4,570,627	4,815,656
3.00% 11/1/48	8,930,675	9,445,186
3.00% 12/1/49	38,674,792	41,085,973
3.00% 1/1/50	3,277,579	3,453,289
3.50% 12/1/47	7,871,039	8,310,665
3.50% 1/1/48	11,430,637	12,077,405
3.50% 2/1/48	36,624,133	39,780,749
3.50% 7/1/48	43,246,699	45,559,792
3.50% 11/1/48	27,873,151	29,510,632
3.50% 1/1/50	55,175,078	58,012,533
3.50% 2/1/50	48,370,210	50,846,612
3.50% 3/1/50	11,671,718	12,811,149
4.00% 10/1/48	26,287,715	29,044,164
4.00% 1/1/50	10,766,200	11,736,465
4.50% 6/1/40	2,234,251	2,483,256
4.50% 7/1/40	1,927,994	2,130,665
4.50% 11/1/40	40,964	45,581
4.50% 1/1/41	16,904	18,816
4.50% 2/1/41	6,261,190	6,966,466
4.50% 8/1/41	4,833,477	5,490,633
4.50% 2/1/44	27,362,976	30,454,010
4.50% 4/1/44	1,047,398	1,189,372
4.50% 8/1/44	323	359
4.50% 2/1/46	71,830,756	79,884,541
4.50% 5/1/46	25,893,995	28,773,305
4.50% 4/1/48	46,990,451	52,305,995
4.50% 12/1/48	17,940,754	19,272,626
4.50% 1/1/49	40,856,545	45,178,083
4.50% 2/1/49	7,788,693	8,582,403
4.50% 5/1/49	742,741	803,095
4.50% 10/1/49	11,112,253	11,946,212
4.50% 11/1/49	24,977,317	26,814,480
4.50% 1/1/50	13,215,074	14,362,458
5.00% 1/1/40	2,789,915	3,204,531
5.00% 6/1/44	7,546,772	8,680,625
5.00% 6/1/48	108,135	118,180
5.50% 5/1/44	90,423,731	103,856,174
6.00% 6/1/41	10,383,260	12,111,619
6.00% 7/1/41	38,289,664	44,655,452
6.00% 1/1/42	8,111,953	9,461,232
Freddie Mac S.F. 30 yr
3.00% 8/1/48	10,298,025	10,975,096
3.00% 12/1/49	8,936,134	9,466,661
3.00% 1/1/50	8,614,366	9,135,698
3.50% 2/1/47	26,640,048	28,933,621
3.50% 11/1/48	44,338,661	48,443,327
3.50% 10/1/49	21,495,628	22,594,036
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 10/1/47	27,479,813	$ 29,230,648
4.50% 3/1/42	3,234,307	3,572,883
4.50% 7/1/45	30,326,313	33,733,225
4.50% 12/1/45	1,767,700	1,965,648
4.50% 12/1/48	58,086,217	63,088,305
4.50% 3/1/49	9,756,320	10,573,669
4.50% 4/1/49	18,819,889	20,598,897
4.50% 8/1/49	20,138,941	22,320,041
5.00% 10/1/48	12,718,528	13,898,872
5.50% 6/1/41	8,235,868	9,462,004
5.50% 9/1/41	19,124,227	21,983,073
6.00% 5/1/39	211,133	248,250
•Freddie Mac Stacr Remic Trust
2.03% (LIBOR01M + 1.85%) 2/25/50	3,300,000	3,112,313
2.23% (LIBOR01M + 2.05%) 11/25/49	4,900,000	4,753,000
3.28% (LIBOR01M + 3.10%) 3/25/50	4,000,000	3,830,000
•Freddie Mac Structured Agency Credit Risk Debt Notes 1.23% (LIBOR01M + 1.05%) 12/25/29	2,664,072	2,717,353
GNMA I S.F. 30 yr 3.00% 3/15/50	8,371,093	8,909,825
GNMA II S.F. 30 yr 5.50% 5/20/37	626,543	715,813
Total Agency Mortgage-Backed Securities (Cost $1,397,393,758)		1,448,890,260
CORPORATE BONDS–39.70%
Aerospace & Defense–0.31%
L3Harris Technologies
2.90% 12/15/29	12,207,000	13,142,253
3.85% 6/15/23	3,686,000	4,007,602
Lockheed Martin 1.85% 6/15/30	3,000,000	3,074,244
Raytheon Technologies 3.65% 8/16/23	229,000	247,751
		20,471,850
Airlines–0.43%
Delta Air Lines 7.00% 5/1/25	15,715,000	16,222,093
Southwest Airlines 5.13% 6/15/27	6,595,000	6,837,321
♦United Airlines Pass Through Trust
3.75% 3/3/28	4,117,668	3,756,110
4.00% 10/11/27	1,675,572	1,537,059
		28,352,583
Apparel–0.08%
VF 2.40% 4/23/25	5,105,000	5,376,597
		5,376,597

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.76%
Ford Motor Credit 5.58% 3/18/24	12,885,000	$ 13,009,984
General Motors
5.00% 10/1/28	4,050,000	4,300,961
5.40% 10/2/23	3,300,000	3,574,813
6.13% 10/1/25	3,300,000	3,708,556
General Motors Financial
4.35% 4/9/25	11,225,000	11,847,044
5.20% 3/20/23	6,255,000	6,692,531
5.25% 3/1/26	5,932,000	6,464,898
		49,598,787
Banks–8.21%
Banco de Credito del Peru 2.70% 1/11/25	1,070,000	1,072,140
μBanco Santander Mexico 5.95% 10/1/28	4,999,000	5,123,975
Bancolombia 3.00% 1/29/25	7,000,000	6,860,700
μBangkok Bank PCL 3.73% 9/25/34	13,260,000	12,644,038
μBank Leumi Le-Israel BM 3.28% 1/29/31	4,365,000	4,255,875
Bank of America
μ2.50% 2/13/31	10,325,000	10,822,546
μ2.59% 4/29/31	4,400,000	4,654,107
μ2.68% 6/19/41	7,480,000	7,681,120
μ3.46% 3/15/25	25,905,000	28,097,650
μ4.08% 3/20/51	5,525,000	6,894,120
5.63% 7/1/20	1,005,000	1,005,000
Bank of Montreal 1.85% 5/1/25	4,855,000	5,026,370
μBank of New York Mellon 4.70% 12/31/99	9,580,000	9,963,200
Barclays Bank 1.70% 5/12/22	4,985,000	5,072,786
BBVA Bancomer 6.75% 9/30/22	15,252,000	16,257,107
BBVA USA
2.88% 6/29/22	8,645,000	8,844,287
3.88% 4/10/25	6,913,000	7,302,938
μCitizens Financial Group 5.65% 12/31/99	5,300,000	5,372,875
μCredit Suisse Group
2.59% 9/11/25	10,630,000	10,993,316
3.87% 1/12/29	3,985,000	4,398,911
4.19% 4/1/31	8,155,000	9,298,804
6.25% 12/29/49	21,792,000	22,700,290
7.25% 12/31/99	4,160,000	4,274,400
Fifth Third Bancorp
2.55% 5/5/27	4,486,000	4,795,782
3.65% 1/25/24	2,105,000	2,296,115
3.95% 3/14/28	4,179,000	4,890,706
Fifth Third Bank 3.85% 3/15/26	7,076,000	7,930,440
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group
2.60% 2/7/30	5,000,000	$ 5,219,765
3.50% 4/1/25	2,525,000	2,768,682
Huntington Bancshares 2.30% 1/14/22	8,415,000	8,631,991
μJPMorgan Chase & Co.
2.52% 4/22/31	6,445,000	6,806,627
3.11% 4/22/41	3,280,000	3,530,847
3.11% 4/22/51	5,235,000	5,634,046
4.02% 12/5/24	22,130,000	24,384,898
4.60% 12/31/99	6,300,000	5,617,080
5.00% 12/31/99	4,555,000	4,381,022
KeyBank 3.40% 5/20/26	13,714,000	15,130,399
Morgan Stanley
•1.67% (LIBOR03M + 1.22%) 5/8/24	2,975,000	2,996,981
μ2.19% 4/28/26	5,945,000	6,182,865
μ3.62% 4/1/31	8,805,000	10,056,438
5.00% 11/24/25	13,211,000	15,430,566
Northern Trust 1.95% 5/1/30	8,210,000	8,439,344
PNC Bank
2.70% 11/1/22	4,720,000	4,937,992
4.05% 7/26/28	7,075,000	8,292,400
PNC Financial Services Group 2.60% 7/23/26	15,190,000	16,480,202
μRoyal Bank of Scotland Group 8.63% 12/29/49	12,905,000	13,417,974
Santander UK 5.00% 11/7/23	1,461,000	1,591,467
Truist Bank
2.25% 3/11/30	6,650,000	6,716,036
2.45% 8/1/22	3,945,000	4,085,434
μ2.64% 9/17/29	21,981,000	22,057,838
3.00% 2/2/23	3,790,000	4,007,190
3.30% 5/15/26	7,220,000	7,961,920
Truist Financial
2.70% 1/27/22	1,645,000	1,696,671
2.90% 3/3/21	2,936,000	2,980,545
μ4.95% 12/31/99	5,500,000	5,623,750
U.S. Bancorp 3.95% 11/17/25	6,220,000	7,178,934
UBS 7.63% 8/17/22	12,000,000	13,381,758
UBS Group Funding Switzerland
4.13% 9/24/25	6,980,000	7,911,513
μ6.88% 12/29/49	9,315,000	9,419,794
μ7.13% 12/29/49	2,125,000	2,161,949
US Bancorp
1.45% 5/12/25	7,585,000	7,809,184
3.00% 7/30/29	6,180,000	6,710,199
3.38% 2/5/24	10,550,000	11,531,128
3.60% 9/11/24	11,522,000	12,851,478
US Bank 3.40% 7/24/23	4,810,000	5,198,897
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	7,109,000	5,872,034

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•USB Realty 2.37% (LIBOR03M + 1.15%) 12/29/49	615,000	$ 490,462
μWells Fargo & Co. 3.07% 4/30/41	3,460,000	3,600,226
		537,708,124
Beverages–0.54%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	13,530,000	15,192,170
4.15% 1/23/25	13,755,000	15,608,044
Coca-Cola
1.45% 6/1/27	2,080,000	2,136,203
2.50% 6/1/40	2,395,000	2,478,367
		35,414,784
Biotechnology–0.71%
Amgen
2.20% 2/21/27	2,790,000	2,941,970
2.45% 2/21/30	8,375,000	8,853,072
Biogen
2.25% 5/1/30	8,150,000	8,224,554
3.15% 5/1/50	7,785,000	7,495,217
Gilead Sciences 4.15% 3/1/47	14,735,000	18,761,044
		46,275,857
Building Materials–0.05%
Standard Industries 5.00% 2/15/27	3,271,000	3,311,888
		3,311,888
Chemicals–0.83%
Air Products and Chemicals
1.50% 10/15/25	1,175,000	1,215,060
1.85% 5/15/27	1,495,000	1,566,178
2.05% 5/15/30	4,415,000	4,639,295
LYB International Finance III 2.88% 5/1/25	11,290,000	12,022,865
Methanex 5.25% 12/15/29	3,780,000	3,326,324
Nutrien 2.95% 5/13/30	15,380,000	16,297,473
OCP
4.50% 10/22/25	6,150,000	6,399,616
6.88% 4/25/44	2,307,000	2,799,420
Syngenta Finance
3.93% 4/23/21	3,495,000	3,529,020
4.44% 4/24/23	2,435,000	2,555,661
		54,350,912
Commercial Services–1.04%
Global Payments
2.65% 2/15/25	15,365,000	16,307,399
2.90% 5/15/30	6,830,000	7,143,238
3.20% 8/15/29	9,185,000	9,837,134
PayPal Holdings
1.65% 6/1/25	5,955,000	6,163,987
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
PayPal Holdings (continued)
2.30% 6/1/30	15,480,000	$ 16,086,760
United Rentals North America 5.50% 5/15/27	11,900,000	12,257,000
		67,795,518
Computers–0.42%
Apple 1.65% 5/11/30	4,730,000	4,883,786
International Business Machines
1.95% 5/15/30	5,130,000	5,245,870
3.00% 5/15/24	15,895,000	17,212,727
		27,342,383
Diversified Financial Services–1.60%
AerCap Ireland Capital
3.65% 7/21/27	6,003,000	5,310,867
6.50% 7/15/25	3,035,000	3,179,563
Air Lease
3.00% 2/1/30	9,220,000	8,543,968
3.38% 7/1/25	3,290,000	3,289,151
μCharles Schwab 5.38% 12/31/99	14,935,000	15,955,359
GE Capital Funding 3.45% 5/15/25	7,925,000	8,302,974
International Lease Finance 8.63% 1/15/22	18,051,000	19,392,548
Jefferies Group
4.15% 1/23/30	2,335,000	2,535,026
6.45% 6/8/27	1,766,000	2,072,011
6.50% 1/20/43	5,130,000	5,959,924
Mastercard
3.30% 3/26/27	2,695,000	3,051,820
3.85% 3/26/50	1,940,000	2,420,291
Nuveen Finance 4.13% 11/1/24	22,109,000	24,936,107
		104,949,609
Electric–3.64%
AEP Texas
2.40% 10/1/22	200,000	207,654
3.45% 1/15/50	1,805,000	1,944,480
4.15% 5/1/49	1,530,000	1,807,486
American Transmission Systems 5.25% 1/15/22	7,401,000	7,839,056
Appalachian Power 3.70% 5/1/50	2,410,000	2,642,219
Atlantic City Electric 4.00% 10/15/28	1,695,000	1,972,300
Avangrid 3.15% 12/1/24	960,000	1,036,410
Berkshire Hathaway Energy 3.75% 11/15/23	7,971,000	8,759,730
Cleveland Electric Illuminating 5.50% 8/15/24	3,017,000	3,557,229
μDuke Energy 4.88% 12/31/99	8,035,000	8,026,162

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Indiana
2.75% 4/1/50	11,495,000	$ 11,564,100
3.25% 10/1/49	4,095,000	4,537,464
μEmera 6.75% 6/15/76	3,783,000	4,091,352
Entergy 4.00% 7/15/22	150,000	159,212
Entergy Arkansas 4.20% 4/1/49	10,450,000	13,200,581
Entergy Louisiana 4.00% 3/15/33	435,000	534,189
Entergy Mississippi 3.85% 6/1/49	2,720,000	3,247,633
Entergy Texas 3.55% 9/30/49	3,560,000	3,918,939
Evergy 4.85% 6/1/21	1,340,000	1,376,827
Evergy Kansas Central 3.45% 4/15/50	8,640,000	9,563,054
Evergy Metro 3.65% 8/15/25	10,103,000	11,385,200
Infraestructura Energetica Nova 3.75% 1/14/28	7,096,000	6,954,080
Interstate Power & Light
3.40% 8/15/25	4,311,000	4,705,722
4.10% 9/26/28	12,550,000	14,532,983
LG&E & KU Energy 4.38% 10/1/21	7,850,000	8,115,953
Louisville Gas and Electric 4.25% 4/1/49	2,505,000	3,047,216
National Rural Utilities Cooperative Finance
2.85% 1/27/25	4,774,000	5,242,566
μ4.75% 4/30/43	3,667,000	3,671,574
Nevada Power 3.13% 8/1/50	7,319,000	7,931,414
New York State Electric & Gas 3.25% 12/1/26	8,185,000	9,061,027
NV Energy 6.25% 11/15/20	4,762,000	4,864,602
Pacific Gas and Electric
2.10% 8/1/27	2,420,000	2,389,919
2.50% 2/1/31	3,600,000	3,519,360
3.30% 8/1/40	1,530,000	1,488,767
PacifiCorp
2.70% 9/15/30	1,030,000	1,121,827
3.30% 3/15/51	1,755,000	1,932,715
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 4.13% 5/15/27	3,175,000	3,341,688
PG&E 5.25% 7/1/30	9,765,000	9,813,825
μSempra Energy 4.88% 12/31/99	5,160,000	5,160,000
Southern California Edison
3.65% 2/1/50	240,000	263,626
4.00% 4/1/47	3,505,000	4,002,390
4.88% 3/1/49	11,850,000	15,309,489
Southwestern Electric Power 4.10% 9/15/28	17,845,000	20,274,971
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Trans-Allegheny Interstate Line 3.85% 6/1/25	1,000	$ 1,123
		238,118,114
Electrical Components & Equipment–0.07%
WESCO Distribution
7.13% 6/15/25	1,205,000	1,270,914
7.25% 6/15/28	3,450,000	3,638,266
		4,909,180
Electronics–0.56%
Amphenol 2.05% 3/1/25	2,922,000	3,046,516
Roper Technologies
2.35% 9/15/24	3,610,000	3,804,783
2.95% 9/15/29	27,195,000	29,698,957
		36,550,256
Engineering & Construction–0.14%
Hutama Karya Persero PT 3.75% 5/11/30	9,070,000	9,478,721
		9,478,721
Environmental Control–0.13%
Waste Management
2.95% 6/15/24	2,165,000	2,216,382
3.45% 6/15/29	4,466,000	4,621,173
4.15% 7/15/49	1,499,000	1,878,764
		8,716,319
Food–0.05%
Kroger 2.20% 5/1/30	3,460,000	3,597,770
		3,597,770
Forest Products & Paper–0.57%
Georgia-Pacific
1.75% 9/30/25	3,540,000	3,651,974
2.10% 4/30/27	2,715,000	2,818,991
2.30% 4/30/30	9,910,000	10,324,126
8.00% 1/15/24	16,242,000	20,294,721
		37,089,812
Gas–0.34%
Brooklyn Union Gas 3.87% 3/4/29	14,885,000	17,080,456
μNiSource 5.65% 12/31/99	5,305,000	5,066,275
		22,146,731
Health Care Products–0.26%
Alcon Finance 3.00% 9/23/29	10,024,000	10,647,489
Stryker 1.95% 6/15/30	6,120,000	6,145,780
		16,793,269

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–0.07%
HCA 5.88% 2/15/26	4,000,000	$ 4,390,000
		4,390,000
Holding Companies-Diversified–0.05%
CK Hutchison International 2.88% 4/5/22	3,090,000	3,168,641
		3,168,641
Insurance–0.90%
American International Group 3.40% 6/30/30	7,330,000	7,940,081
Aon 2.80% 5/15/30	670,000	716,190
Berkshire Hathaway Finance 2.90% 10/15/20	5,761,000	5,805,266
Brighthouse Financial 5.63% 5/15/30	4,095,000	4,537,322
Marsh & McLennan 4.38% 3/15/29	12,900,000	15,551,137
MetLife 9.25% 4/8/38	6,723,000	9,326,146
Prudential Financial
3.70% 3/13/51	8,920,000	9,842,007
μ5.38% 5/15/45	4,665,000	4,924,374
		58,642,523
Internet–0.23%
Amazon.com
1.20% 6/3/27	3,040,000	3,059,333
1.50% 6/3/30	4,615,000	4,680,244
2.50% 6/3/50	7,120,000	7,200,995
		14,940,572
Iron & Steel–0.06%
ArcelorMittal 6.13% 6/1/25	3,500,000	3,798,329
		3,798,329
Lodging–0.04%
MGM Resorts International 4.63% 9/1/26	2,534,000	2,305,940
		2,305,940
Machinery Construction & Mining–0.29%
Caterpillar
2.60% 4/9/30	12,070,000	13,124,674
3.25% 4/9/50	5,475,000	6,114,605
		19,239,279
Machinery Diversified–0.42%
Otis Worldwide
2.06% 4/5/25	4,385,000	4,595,389
2.57% 2/15/30	14,500,000	15,205,315
3.11% 2/15/40	4,490,000	4,603,604
3.36% 2/15/50	2,710,000	2,868,508
		27,272,816
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–2.81%
CCO Holdings 5.13% 5/1/27	3,750,000	$ 3,879,750
Charter Communications Operating
2.80% 4/1/31	2,570,000	2,604,000
3.70% 4/1/51	5,110,000	4,970,796
4.46% 7/23/22	10,585,000	11,285,496
4.80% 3/1/50	5,165,000	5,854,037
4.91% 7/23/25	1,815,000	2,081,318
5.05% 3/30/29	10,455,000	12,332,618
Comcast
3.20% 7/15/36	4,260,000	4,735,216
3.70% 4/15/24	17,910,000	19,875,184
3.75% 4/1/40	2,190,000	2,576,011
Discovery Communications
4.13% 5/15/29	25,670,000	29,303,320
5.20% 9/20/47	9,415,000	10,949,602
Sirius XM Radio 5.00% 8/1/27	3,680,000	3,775,018
Time Warner Cable
6.75% 6/15/39	6,015,000	7,990,507
7.30% 7/1/38	14,595,000	20,208,572
Time Warner Entertainment 8.38% 3/15/23	7,690,000	9,011,222
ViacomCBS
4.38% 3/15/43	15,825,000	16,542,542
4.95% 1/15/31	11,720,000	13,705,488
Virgin Media Secured Finance 5.50% 8/15/26	2,000,000	2,045,880
		183,726,577
Mining–1.08%
μBHP Billiton Finance USA 6.25% 10/19/75	17,930,000	18,018,753
FMG Resources 5.13% 5/15/24	3,750,000	3,862,500
Freeport-McMoRan
4.55% 11/14/24	4,000,000	4,065,000
5.45% 3/15/43	14,130,000	13,847,400
Minera Mexico 4.50% 1/26/50	6,725,000	6,691,375
Newmont 2.25% 10/1/30	3,715,000	3,764,052
Newmont Goldcorp 2.80% 10/1/29	19,540,000	20,602,570
		70,851,650
Miscellaneous Manufacturing–0.18%
General Electric
3.63% 5/1/30	2,855,000	2,857,555
4.35% 5/1/50	5,190,000	5,143,510
General Electric 3.45% 5/1/27	3,600,000	3,692,768
		11,693,833
Oil & Gas–1.60%
μBP Capital Markets 4.88% 12/31/99	4,430,000	4,573,975
Chevron 2.24% 5/11/30	15,455,000	16,178,032
Equinor 1.75% 1/22/26	3,255,000	3,334,080

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Gazprom PJSC via Gaz Finance 3.25% 2/25/30	5,735,000	$ 5,706,325
Lukoil Securities 3.88% 5/6/30	4,560,000	4,748,146
Marathon Oil 4.40% 7/15/27	13,725,000	13,469,598
Murphy Oil 5.88% 12/1/27	3,126,000	2,750,880
Noble Energy
3.25% 10/15/29	4,170,000	3,765,565
3.90% 11/15/24	7,680,000	7,736,755
4.20% 10/15/49	3,465,000	2,857,378
4.95% 8/15/47	7,965,000	7,089,687
Petrobras Global Finance 5.09% 1/15/30	6,342,000	6,316,632
Petrobras Global Finance BV 6.75% 6/3/50	3,225,000	3,316,913
Petroleos Mexicanos 6.75% 9/21/47	10,000,000	7,688,500
PTTEP Treasury Center 2.59% 6/10/27	8,712,000	8,905,729
Saudi Arabian Oil
2.88% 4/16/24	2,825,000	2,936,138
4.25% 4/16/39	3,315,000	3,686,578
		105,060,911
Oil & Gas Services–0.19%
Schlumberger Holdings 4.30% 5/1/29	11,265,000	12,439,908
		12,439,908
Pharmaceuticals–2.41%
AbbVie
2.95% 11/21/26	6,610,000	7,232,766
4.05% 11/21/39	21,570,000	25,017,039
Bristol-Myers Squibb 2.90% 7/26/24	16,110,000	17,427,597
Cigna
•2.11% (LIBOR03M + 0.89%) 7/15/23	4,720,000	4,743,135
2.40% 3/15/30	3,625,000	3,760,899
3.20% 3/15/40	3,440,000	3,642,809
4.13% 11/15/25	16,237,000	18,664,866
CVS Health
3.75% 4/1/30	4,145,000	4,766,296
4.30% 3/25/28	10,947,000	12,798,051
4.78% 3/25/38	14,703,000	18,264,591
Pfizer 2.55% 5/28/40	4,245,000	4,405,701
Takeda Pharmaceutical
2.05% 3/31/30	3,620,000	3,583,043
3.03% 7/9/40	4,945,000	4,982,706
3.18% 7/9/50	4,945,000	4,964,222
4.40% 11/26/23	10,240,000	11,380,950
Upjohn
1.65% 6/22/25	1,855,000	1,891,088
2.30% 6/22/27	1,705,000	1,760,190
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Upjohn (continued)
2.70% 6/22/30	6,075,000	$ 6,241,527
4.00% 6/22/50	2,200,000	2,354,727
		157,882,203
Pipelines–2.18%
Abu Dhabi Crude Oil Pipeline 4.60% 11/2/47	3,135,000	3,703,846
Cheniere Corpus Christi Holdings 7.00% 6/30/24	7,625,000	8,677,152
Energy Transfer Operating
5.25% 4/15/29	9,695,000	10,579,894
6.25% 4/15/49	14,545,000	15,414,326
Enterprise Products Operating 4.20% 1/31/50	16,177,000	17,899,052
MPLX
4.00% 3/15/28	2,835,000	2,986,940
4.13% 3/1/27	13,170,000	14,050,069
5.50% 2/15/49	15,940,000	18,086,060
ONEOK 7.50% 9/1/23	8,950,000	10,239,314
Sabine Pass Liquefaction
5.63% 3/1/25	8,760,000	10,012,058
5.75% 5/15/24	13,266,000	14,939,503
Tennessee Gas Pipeline 2.90% 3/1/30	16,057,000	16,452,033
		143,040,247
Real Estate Investment Trusts–0.90%
Corporate Office Properties
3.60% 5/15/23	4,342,000	4,417,987
5.25% 2/15/24	4,857,000	5,201,564
Crown Castle International
3.80% 2/15/28	1,695,000	1,904,819
4.30% 2/15/29	13,740,000	15,941,590
5.25% 1/15/23	5,796,000	6,449,550
CubeSmart 3.00% 2/15/30	16,670,000	17,686,500
Regency Centers 3.70% 6/15/30	6,925,000	7,443,950
		59,045,960
Retail–0.82%
CK Hutchison International 2.50% 5/8/30	3,000,000	3,077,701
Costco Wholesale
1.60% 4/20/30	6,000,000	6,061,806
1.75% 4/20/32	2,425,000	2,461,810
Home Depot
2.70% 4/15/30	3,980,000	4,369,361
3.35% 4/15/50	3,500,000	3,991,465
Lowe's
4.05% 5/3/47	2,250,000	2,636,975
4.55% 4/5/49	17,204,000	21,782,896
TJX Companies 4.50% 4/15/50	2,655,000	3,394,733

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
TJXs 3.88% 4/15/30	5,005,000	$ 5,880,431
		53,657,178
Semiconductors–1.28%
Broadcom
3.15% 11/15/25	12,390,000	13,154,524
4.15% 11/15/30	3,337,000	3,630,804
4.70% 4/15/25	899,000	1,012,165
5.00% 4/15/30	4,045,000	4,648,183
Microchip Technology
3.92% 6/1/21	14,430,000	14,711,208
4.33% 6/1/23	7,095,000	7,653,802
NXP
2.70% 5/1/25	885,000	929,647
3.40% 5/1/30	1,700,000	1,829,285
4.13% 6/1/21	11,870,000	12,224,124
4.30% 6/18/29	607,000	688,588
4.88% 3/1/24	17,490,000	19,533,443
Xilinx 2.38% 6/1/30	3,980,000	4,096,236
		84,112,009
Software–0.56%
CDK Global 5.00% 10/15/24	3,983,000	4,221,980
Fiserv 2.65% 6/1/30	15,485,000	16,335,961
Oracle 2.95% 4/1/30	14,470,000	16,120,200
		36,678,141
Telecommunications–2.50%
AT&T
2.30% 6/1/27	4,145,000	4,279,520
3.50% 6/1/41	3,310,000	3,476,101
3.65% 6/1/51	2,230,000	2,326,311
4.35% 3/1/29	2,974,000	3,466,845
4.50% 3/9/48	5,785,000	6,788,406
4.90% 8/15/37	8,885,000	10,642,903
Sprint Spectrum 4.74% 9/20/29	4,700,000	5,087,750
T-Mobile USA
1.50% 2/15/26	3,890,000	3,889,728
3.50% 4/15/25	4,490,000	4,894,190
3.75% 4/15/27	8,750,000	9,708,125
3.88% 4/15/30	11,075,000	12,343,863
4.38% 4/15/40	8,675,000	10,034,546
Verizon Communications
3.15% 3/22/30	2,760,000	3,119,706
4.00% 3/22/50	1,965,000	2,473,740
4.50% 8/10/33	30,790,000	38,342,264
4.52% 9/15/48	8,005,000	10,578,319
Vodafone Group
4.25% 9/17/50	3,475,000	4,071,271
4.88% 6/19/49	22,435,000	28,110,645
		163,634,233
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.39%
FedEx 4.05% 2/15/48	24,865,000	$ 25,544,222
		25,544,222
Total Corporate Bonds (Cost $2,439,128,319)		2,599,474,236
MUNICIPAL BONDS–1.79%
California Health Facilities Financing Authority (Kaiser Credit Group) A2 5.00% 11/1/47	12,230,000	19,453,405
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	1,260,000	2,243,669
East Bay Municipal Utility District Water System Revenue 5.00% 6/1/49	9,855,000	12,456,227
Los Angeles, California Department of Water & Power System Revenue Taxable Build America Bonds 6.57% 7/1/45	6,965,000	11,988,715
Massachusetts 5.00% 5/1/46	6,830,000	8,587,769
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds 6.81% 11/15/40	1,725,000	2,249,452
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00% 5/1/36	24,450,000	30,972,038
Series A-3 4.00% 5/1/42	6,890,000	7,882,298
New York State Dormitory Authority (State of New York Personal Income Tax Revenue) A 5.00% 3/15/43	9,420,000	11,717,255
Oregon State Taxable Pension 5.89% 6/1/27	1,485,000	1,856,413
South Carolina Public Service Authority Series D 4.77% 12/1/45	1,368,000	1,698,714
University of Missouri (Curators University) Taxable Build America Bonds 5.79% 11/1/41	4,070,000	6,226,734
Total Municipal Bonds (Cost $107,662,665)		117,332,689
NON-AGENCY ASSET-BACKED SECURITIES–3.86%
American Tower Trust Series 13 2A 3.07% 3/15/48	5,831,000	5,966,049
•Apex Credit CLO
Series 2017-1A A1 2.49% (LIBOR03M + 1.47%) 4/24/29	14,238,985	14,012,457

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Apex Credit CLO (continued)
Series 2018-1A A2 2.02% (LIBOR03M + 1.03%) 4/25/31	7,000,000	$ 6,683,761
•Black Diamond CLO Series 2017-2A A2 2.44% (LIBOR03M + 1.30%) 1/20/32	3,000,000	2,926,770
•Catamaran CLO Series 2014-1A A1BR 2.49% (LIBOR03M + 1.39%) 4/22/30	11,150,000	10,940,737
•Chesapeake Funding II Series 2017-3A A2 0.52% (LIBOR01M + 0.34%) 8/15/29	3,364,367	3,360,381
φCiticorp Residential Mortgage Trust Series 2006-3 A5 5.14% 11/25/36	4,134,470	4,266,896
CNH Equipment Trust
Series 2017-A A3 2.07% 5/16/22	3,225,484	3,240,627
Series 2019-B A2 2.55% 9/15/22	5,151,537	5,185,415
•Crestline Denali CLO XV Series 2017-1A A 2.44% (LIBOR03M + 1.30%) 4/20/30	12,000,000	11,775,552
•CVP CLO Series 2017-2A A 2.33% (LIBOR03M + 1.19%) 1/20/31	6,300,000	6,116,191
Ford Credit Auto Lease Trust
Series 2019-B A2A 2.28% 2/15/22	1,954,032	1,965,448
Series 2020-A A2 1.80% 7/15/22	8,110,000	8,187,086
Ford Credit Auto Owner Trust
Series 2018-1 A 3.19% 7/15/31	8,500,000	9,101,937
Series 2020-A A2 1.03% 10/15/22	6,400,000	6,428,742
•Ford Credit Floorplan Master Owner Trust Series 2018-1 A2 0.46% (LIBOR01M + 0.28%) 5/15/23	5,525,000	5,499,984
•Golub Capital Partners CLO Series 2017-19RA A1A 2.29% (LIBOR03M + 1.30%) 7/26/29	10,000,000	9,789,430
Hardee's Funding Series 2018-1A A2II 4.96% 6/20/48	2,701,875	2,674,694
HOA Funding Series 2014-1A A2 4.85% 8/20/44	3,354,150	3,053,350
Hyundai Auto Lease Securitization Trust Series 2020-A A2 1.90% 5/16/22	9,700,000	9,796,494
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
John Deere Owner Trust Series 2019-B A2 2.28% 5/16/22	1,293,258	$ 1,301,171
•Mariner CLO Series 2018-5A A 2.10% (LIBOR03M + 1.11%) 4/25/31	4,000,000	3,908,716
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	1,330,060	1,336,658
Series 2020-A A2 1.82% 3/15/22	3,000,000	3,016,437
•Mercedes-Benz Master Series 2019-AA A 0.53% (LIBOR01M + 0.35%) 5/15/23	14,415,000	14,364,069
•Mercedes-Benz Master Owner Trust Series 2018-BA A 0.52% (LIBOR01M + 0.34%) 5/15/23	2,900,000	2,854,510
•Midocean Credit CLO
Series 2018-8A A1 1.53% (LIBOR03M + 1.15%) 2/20/31	4,000,000	3,919,772
Series 2018-9A A1 2.29% (LIBOR03M + 1.15%) 7/20/31	7,000,000	6,847,414
•Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 0.81% (LIBOR01M + 0.63%) 9/25/23	2,900,000	2,895,096
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	1,889,318	2,003,408
Nissan Auto Lease Trust Series 2020-A A2A 1.80% 5/16/22	5,500,000	5,542,522
•Nissan Master Owner Trust Receivables
Series 2017-C A 0.50% (LIBOR01M + 0.32%) 10/17/22	9,860,000	9,855,290
Series 2019-B A 0.61% (LIBOR01M + 0.43%) 11/15/23	4,500,000	4,473,877
•PFS Financing Series 2018-E A 0.63% (LIBOR01M + 0.45%) 10/17/22	14,020,000	13,995,942
•Steele Creek CLO Series 2017-1A A 2.47% (LIBOR03M + 1.25%) 10/15/30	5,500,000	5,322,190
Tesla Auto Lease Trust Series 2019-A A2 2.13% 4/20/22	3,750,000	3,792,024
•TICP CLO IX Series 2017-9A A 2.28% (LIBOR03M + 1.14%) 1/20/31	9,600,000	9,385,843

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	1,143,252	$ 1,150,915
Series 2015-6 A1B 2.75% 4/25/55	1,553,554	1,579,905
Series 2016-1 A1B 2.75% 2/25/55	946,040	957,272
Series 2016-2 A1 3.00% 8/25/55	1,100,846	1,129,384
Series 2016-3 A1 2.25% 4/25/56	1,337,519	1,345,145
Series 2017-1 A1 2.75% 10/25/56	1,320,287	1,350,990
Series 2017-2 A1 2.75% 4/25/57	670,440	682,245
Series 2018-1 A1 3.00% 1/25/58	1,203,721	1,246,999
Toyota Auto Receivables Owner Trust Series 2018-D A2 2.98% 8/15/21	2,755,201	2,764,680
•Venture 34 CLO Series 2018-34A A 2.45% (LIBOR03M + 1.23%) 10/15/31	7,500,000	7,287,465
•Volkswagen Auto Loan Enhanced Trust Series 2018-1 A2B 0.37% (LIBOR01M + 0.18%) 7/20/21	15,192	15,192
•Volvo Financial Equipment Master Owner Trust Series 2017-A A 0.68% (LIBOR01M + 0.50%) 11/15/22	4,500,000	4,497,282
Wendy's Funding Series 2018-1A A2I 3.57% 3/15/48	2,920,125	3,026,564
Total Non-Agency Asset-Backed Securities (Cost $253,664,153)		252,820,978
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.88%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.80% 1/25/45	2,777,717	2,845,115
Series 2015-1 B2 3.80% 1/25/45	1,569,583	1,584,475
BANK A5 2.85% 10/17/52	12,550,000	13,727,065
Cantor Commercial Real Estate A5 2.87% 11/15/52	5,950,000	5,850,564
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	13,170,000	15,035,649
•Chase Home Lending Mortgage Trust Series 2019-ATR2 A3 3.50% (LIBOR01M + 0.34%) 7/25/49	2,106,142	2,157,100
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Connecticut Avenue Securities Trust
Series 2019-R01 2M2 2.63% (LIBOR01M + 2.45%) 7/25/31	2,537,191	$ 2,475,347
Series 2019-R02 1M2 2.48% (LIBOR01M + 2.30%) 8/25/31	3,437,095	3,383,927
•Flagstar Mortgage Trust
Series 2017-2 A5 3.50% 10/25/47	1,113,312	1,127,040
Series 2018-5 A7 4.00% 9/25/48	599,802	612,567
•Galton Funding Mortgage Trust Series 2018-1 A43 3.50% 11/25/57	1,061,939	1,104,009
•GS Mortage-Backed Securities Trust Series 2020-PJ1 A1 3.50% 5/25/50	3,015,546	3,092,442
•Holmes Master Issuer Series 2018-2A A2 1.64% (LIBOR03M + 0.42%) 10/15/54	2,447,582	2,440,153
•JP Morgan Mortgage Trust
Series 2017-1 B3 3.52% 1/25/47	4,639,657	4,176,731
Series 2019-LTV3 A3 3.50% 3/25/50	4,639,107	4,741,311
Series 2020-1 A4 3.50% 6/25/50	4,254,486	4,316,445
Series 2020-2 A3 3.50% 7/25/50	3,103,569	3,188,278
•JPMorgan Mortgage Trust
Series 2014-2 B1 3.40% 6/25/29	1,354,795	1,353,659
Series 2014-2 B2 3.40% 6/25/29	504,756	504,071
Series 2014-IVR6 2A4 2.50% 7/25/44	2,723,377	2,757,465
Series 2015-1 B2 2.24% 12/25/44	3,507,830	3,388,457
Series 2015-4 B1 3.62% 6/25/45	2,761,986	2,801,279
Series 2015-4 B2 3.62% 6/25/45	1,978,001	1,998,640
Series 2015-5 B2 2.76% 5/25/45	3,158,516	3,210,205
Series 2015-6 B1 3.59% 10/25/45	2,245,214	2,283,364
Series 2015-6 B2 3.59% 10/25/45	1,902,328	1,923,970
Series 2015-6 B3 3.59% 10/25/45	3,409,816	3,425,877
Series 2016-4 B1 3.89% 10/25/46	1,467,529	1,426,702

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JPMorgan Mortgage Trust (continued)
Series 2016-4 B2 3.89% 10/25/46	2,503,682	$ 2,561,040
Series 2017-2 A3 3.50% 5/25/47	1,463,268	1,497,170
Series 2018-1 A3 3.50% 6/25/48	1,906,815	1,963,792
Series 2018-4 A15 3.50% 10/25/48	1,752,721	1,817,898
•Sequoia Mortgage Trust
Series 2013-4 B2 3.49% 4/25/43	1,552,285	1,554,753
Series 2014-2 A4 3.50% 7/25/44	953,745	970,168
Series 2015-1 B2 3.87% 1/25/45	1,935,036	1,958,976
Series 2017-4 A1 3.50% 7/25/47	1,303,983	1,345,107
Series 2018-5 A4 3.50% 5/25/48	1,533,380	1,556,695
Series 2019-CH1 A1 4.50% 3/25/49	2,047,998	2,112,947
Series 2020-3 A1 3.00% 4/25/50	4,484,715	4,567,404
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 3.42% 9/25/37	760,826	726,588
•Wells Fargo Commercial Mortgage Trust Series 2020-1 A1 3.00% 12/25/49	3,216,600	3,310,184
Total Non-Agency Collateralized Mortgage Obligations (Cost $120,005,214)		122,874,629
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.31%
Bank Series 2020-BN25 A5 2.65% 1/15/63	35,000,000	37,845,815
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	4,486,482	4,968,649
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	4,132,529
Series 2017-BNK7 A5 3.44% 9/15/60	6,805,000	7,574,373
Series 2019-BN20 A3 3.01% 9/15/62	6,270,000	6,940,464
BBCMS Mortgage Trust 2020-C7 Series 2020-C7 A5 2.04% 4/15/53	33,000,000	34,089,759
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,381,274
Series 2018-B3 A5 4.03% 4/10/51	8,480,000	9,813,548
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2019-B9 A5 4.02% 3/15/52	18,880,000	$ 21,970,958
Cantor Commercial Real Estate Series 2019-CF3 A4 3.01% 1/15/53	4,700,000	5,225,140
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	10,185,000	11,052,640
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,872,064
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	17,457,096
CFCRE Commercial Mortgage Trust
•Series 2011-C2 C 5.93% 12/15/47	4,875,000	4,983,999
Series 2016-C7 A3 3.84% 12/10/54	6,870,000	7,616,213
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,941,000	5,342,100
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	7,561,867
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	8,579,895
Series 2017-C4 A4 3.47% 10/12/50	3,940,000	4,382,927
Series 2019-C7 A4 3.10% 12/15/72	3,000,000	3,328,017
Series 2020-555 A 2.65% 12/10/41	5,300,000	5,322,488
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	6,875,000	6,988,092
Series 2013-WWP A2 3.42% 3/10/31	2,235,000	2,373,981
Series 2014-CR19 A5 3.80% 8/10/47	3,947,000	4,304,243
Series 2014-CR20 AM 3.94% 11/10/47	11,135,000	11,763,703
Series 2015-3BP A 3.18% 2/10/35	22,346,000	23,648,124
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,619,862
♦Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	9,074,664
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,981,311
Series 2016-C3 A5 2.89% 8/10/49	6,360,000	6,813,646
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.88% 11/10/46	3,252,000	3,271,252

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GRACE Mortgage Trust Series 2014-GRCE A 3.37% 6/10/28	7,654,000	$ 7,673,073
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	2,023,000	2,008,895
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	5,637,692
Series 2017-GS6 A3 3.43% 5/10/50	4,900,000	5,449,942
•Series 2018-GS9 A4 3.99% 3/10/51	3,480,000	4,050,334
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	3,032,342
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	2,503,705
Series 2019-GC42 A4 3.00% 9/1/52	10,000,000	10,965,800
Series 2020-GC47 A5 2.38% 5/12/53	14,250,000	15,022,378
*•JPMBB Commercial Mortgage Securities Trust Series 2015-C27 XA 1.31% 2/15/48	119,106	5,097
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	13,100,000	14,448,273
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	19,948,882
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	12,716,847
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	7,779,407
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	4,686,230
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	8,529,000	8,208,452
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	9,607,243
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	11,340,022
Series 2016-WIKI A 2.80% 10/5/31	4,525,000	4,497,053
Series 2016-WIKI B 3.20% 10/5/31	4,395,000	4,331,824
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	2,604,927	1,124,964
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	4,533,000	4,894,507
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	19,635,577
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	6,428,472
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	$ 5,348,708
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	1,628,902	1,605,657
Series 2011-C3 A4 4.12% 7/15/49	3,804,451	3,880,363
Series 2019-L3 A4 3.13% 11/15/52	6,400,000	7,133,754
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	4,676,814	4,817,601
•Series 2018-C9 A4 4.12% 3/15/51	6,050,000	6,891,900
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% (LIBOR03M + 1.15%) 3/10/46	3,300,000	3,273,578
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	6,199,171
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,480,561
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	8,277,363
Series 2017-C38 A5 3.45% 7/15/50	5,730,000	6,394,646
WF -RBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45	11,490,000	11,781,759
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $523,505,980)		544,362,765
REGIONAL BOND–0.98%
Canada—0.98%
Province of Alberta Canada 1.88% 11/13/24	61,220,000	64,204,472
		64,204,472
Total Regional Bond (Cost $61,082,315)		64,204,472
SUPRANATIONAL BANKS–0.77%
Banque Ouest Africaine de Developpement
4.70% 10/22/31	7,075,000	7,120,280
5.00% 7/27/27	2,903,000	3,019,120
Central American Bank for Economic Integration 2.00% 5/6/25	30,000,000	30,537,000
Weibo 3.38% 7/8/30	9,945,000	9,879,065
Total Supranational Banks (Cost $49,806,567)		50,555,465

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–16.14%
U.S. Treasury Bonds 4.50% 2/15/36	25,345,000	$ 38,788,741
U.S. Treasury Inflation Index
0.13% 10/15/24	30,805,823	32,298,631
0.13% 1/15/30	251,011,552	271,390,392
U.S. Treasury Notes
0.25% 5/31/25	130,705,000	130,536,513
0.38% 4/30/25	309,395,000	310,796,946
0.63% 5/15/30	83,470,000	83,215,677
1.63% 12/31/21	28,630,000	29,252,926
1.63% 9/30/26	85,565,000	91,888,788
≠United States Treasury Principal Strip 2.99% 5/15/44	97,675,000	68,966,574
Total U.S. Treasury Obligations (Cost $1,015,329,305)		1,057,135,188

	Number of Shares
MONEY MARKET FUND–0.71%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	46,656,791	46,656,791
Total Money Market Fund (Cost $46,656,791)		46,656,791

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—2.37%
≠Discounted Commercial Paper–2.37%
Bank of New York Mellon 0.02% 7/1/20	1,000,000	$ 1,000,000
DZ Bank 0.06% 7/1/20	55,440,000	55,440,000
Societe Generale 0.09% 7/1/20	44,890,000	44,890,000
Toronto Dominion Bank
0.09% 7/2/20	30,000,000	29,999,925
0.10% 7/1/20	10,000,000	10,000,000
0.15% 7/7/20	14,000,000	13,999,650
Total Short-Term Investments (Cost $155,329,575)		155,329,575

TOTAL INVESTMENTS–100.05% (Cost $6,258,439,780)	6,551,576,142

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(3,461,399)
NET ASSETS APPLICABLE TO 449,116,558 SHARES OUTSTANDING–100.00%	$6,548,114,743
NET ASSET VALUE PER SHARE–LVIP DELAWARE BOND FUND STANDARD CLASS ($2,462,965,757 / 168,723,038 Shares)	$14.598
NET ASSET VALUE PER SHARE–LVIP DELAWARE BOND FUND SERVICE CLASS ($4,085,148,986 / 280,393,520 Shares)	$14.569
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$6,038,659,807
Distributable earnings/(accumulated loss)	509,454,936
TOTAL NET ASSETS	$6,548,114,743

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2020.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
≠ The rate shown is the effective yield at the time of purchase.

★ Includes $5,665,311 cash collateral held at broker for futures contracts, $56,472,911 payable for securities purchased, $1,399,072 payable for fund shares redeemed, $221,701 other accrued expenses payable, $3,190,315 due to manager and affiliates and $269,320 variation margin due to broker on futures contracts as of June 30, 2020.

The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(1,322)	U.S. Treasury 10 yr Notes	$(183,985,219)	$(183,600,064)	9/21/20	$ —	$(385,155)
469	U.S. Treasury 10 yr Ultra Notes	73,860,172	73,659,718	9/21/20	200,454	—
2,175	U.S. Treasury 5 yr Notes	273,489,259	272,901,143	9/30/20	588,116	—
620	U.S. Treasury Long Bonds	110,708,750	110,787,633	9/21/20	—	(78,883)
Total Futures Contracts					$788,570	$(464,038)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
PJSC–Public Joint Stock Company
RBS–Royal Bank of Scotland
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
WF–Wells Fargo
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Interest	$ 86,845,737
Foreign taxes withheld	(1,363)
86,844,374
EXPENSES:
Management fees	10,128,686
Distribution fees-Service Class	7,140,133
Shareholder servicing fees	952,188
Accounting and administration expenses	591,389
Reports and statements to shareholders	204,078
Trustees’ fees and expenses	88,623
Professional fees	86,059
Custodian fees	40,745
Pricing fees	29,134
Consulting fees	3,277
Other	32,613
Total operating expenses	19,296,925
NET INVESTMENT INCOME	67,547,449
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	127,612,138
Futures contracts	20,670,421
Net realized gain	148,282,559
Net change in unrealized appreciation (depreciation) of:
Investments	166,926,664
Futures contracts	3,915,837
Net change in unrealized appreciation (depreciation)	170,842,501
NET REALIZED AND UNREALIZED GAIN	319,125,060
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$386,672,509
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 67,547,449	$ 164,663,667
Net realized gain	148,282,559	198,241,420
Net change in unrealized appreciation (depreciation)	170,842,501	169,621,086
Net increase in net assets resulting from operations	386,672,509	532,526,173
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(86,375,994)
Service Class	—	(123,399,220)
Return of capital:
Standard Class	—	(14,834,619)
Service Class	—	(21,193,161)
	—	(245,802,994)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	423,994,440	376,903,179
Service Class	231,120,210	463,735,361
Reinvestment of dividends and distributions:
Standard Class	—	101,210,613
Service Class	—	144,592,381
	655,114,650	1,086,441,534
Cost of shares redeemed:
Standard Class	(704,371,306)	(376,734,081)
Service Class	(469,352,570)	(357,779,945)
	(1,173,723,876)	(734,514,026)
Increase (decrease) in net assets derived from capital share transactions	(518,609,226)	351,927,508
NET INCREASE (DECREASE) IN NET ASSETS	(131,936,717)	638,650,687
NET ASSETS:
Beginning of period	6,680,051,460	6,041,400,773
End of period	$ 6,548,114,743	$6,680,051,460
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Bond Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 13.701	$ 13.057	$ 13.607	$ 13.417	$ 13.590	$ 13.903
Income (loss) from investment operations:
Net investment income[2]	0.159	0.390	0.402	0.340	0.308	0.315
Net realized and unrealized gain (loss)	0.738	0.809	(0.518)	0.247	0.061	(0.261)
Total from investment operations	0.897	1.199	(0.116)	0.587	0.369	0.054
Less dividends and distributions from:
Net investment income	—	(0.366)	(0.434)	(0.397)	(0.386)	(0.335)
Net realized gain	—	(0.126)	—	—	(0.156)	(0.032)
Return of capital	—	(0.063)	—	—	—	—
Total dividends and distributions	—	(0.555)	(0.434)	(0.397)	(0.542)	(0.367)
Net asset value, end of period	$ 14.598	$ 13.701	$ 13.057	$ 13.607	$ 13.417	$ 13.590
Total return[3]	6.54%	9.21%	(0.83%)	4.37%	2.72%	0.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,462,966	$2,604,021	$2,393,635	$2,762,644	$3,324,029	$4,550,985
Ratio of expenses to average net assets	0.37%	0.37%	0.38%	0.37%	0.35%	0.35%
Ratio of net investment income to average net assets	2.27%	2.84%	3.00%	2.48%	2.20%	2.25%
Portfolio turnover	80%	164%	153%	179%	285%	364%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Bond Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 13.699	$ 13.056	$ 13.606	$ 13.417	$ 13.589	$ 13.902
Income (loss) from investment operations:
Net investment income[2]	0.135	0.341	0.354	0.292	0.259	0.266
Net realized and unrealized gain (loss)	0.735	0.810	(0.517)	0.246	0.062	(0.261)
Total from investment operations	0.870	1.151	(0.163)	0.538	0.321	0.005
Less dividends and distributions from:
Net investment income	—	(0.326)	(0.387)	(0.349)	(0.337)	(0.286)
Net realized gain	—	(0.126)	—	—	(0.156)	(0.032)
Return of capital	—	(0.056)	—	—	—	—
Total dividends and distributions	—	(0.508)	(0.387)	(0.349)	(0.493)	(0.318)
Net asset value, end of period	$ 14.569	$ 13.699	$ 13.056	$ 13.606	$ 13.417	$ 13.589
Total return[3]	6.35%	8.83%	(1.18%)	4.00%	2.37%	0.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,085,149	$4,076,030	$3,647,766	$3,618,734	$3,252,777	$2,986,870
Ratio of expenses to average net assets	0.72%	0.72%	0.73%	0.72%	0.70%	0.70%
Ratio of net investment income to average net assets	1.92%	2.49%	2.65%	2.13%	1.85%	1.90%
Portfolio turnover	80%	164%	153%	179%	285%	364%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize current income yield consistent with a prudent investment strategy.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$207,025
Legal	36,910
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $175,771 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$1,643,129
Distribution fees payable to LFD	1,156,993
Printing and mailing fees payable to Lincoln Life	235,794
Shareholder servicing fees payable to Lincoln Life	154,399
LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2020, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$1,293,380,503
Purchases of U.S. government securities	3,898,793,360
Sales other than U.S. government securities	1,060,748,143
Sales of U.S. government securities	4,546,898,446
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$6,258,439,780
Aggregate unrealized appreciation of investments and derivatives	$ 316,503,862
Aggregate unrealized depreciation of investments and derivatives	(23,042,968)
Net unrealized appreciation of investments and derivatives	$ 293,460,894
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 52,017,690	$—	$ 52,017,690
Agency Commercial Mortgage-Backed Securities	—	39,921,404	—	39,921,404
Agency Mortgage-Backed Securities	—	1,448,890,260	—	1,448,890,260
Corporate Bonds	—	2,599,474,236	—	2,599,474,236
Municipal Bonds	—	117,332,689	—	117,332,689
Non-Agency Asset-Backed Securities	—	252,820,978	—	252,820,978
Non-Agency Collateralized Mortgage Obligations	—	122,874,629	—	122,874,629
Non-Agency Commercial Mortgage-Backed Securities	—	544,362,765	—	544,362,765
Regional Bond	—	64,204,472	—	64,204,472
Supranational Banks	—	50,555,465	—	50,555,465
U.S. Treasury Obligations	—	1,057,135,188	—	1,057,135,188
Money Market Fund	46,656,791	—	—	46,656,791
Short-Term Investment	—	155,329,575	—	155,329,575
Total Investments	$46,656,791	$6,504,919,351	$—	$6,551,576,142
Derivatives:

Assets:
Futures Contracts	$ 788,570	$—	$—	$ 788,570
Liabilities:
Futures Contracts	$(464,038)	$—	$—	$(464,038)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	29,960,889	26,878,868
Service Class	16,367,236	33,712,615
Shares reinvested:
Standard Class	—	7,387,994
Service Class	—	10,553,927
	46,328,125	78,533,404
Shares redeemed:
Standard Class	(51,291,605)	(27,538,777)
Service Class	(33,521,753)	(26,109,108)
	(84,813,358)	(53,647,885)
Net increase (decrease)	(38,485,233)	24,885,519
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$788,570	Liabilities net of receivables and other assets	$(464,038)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$20,670,421	$3,915,837
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$495,583,737	$151,624,621
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2020, the Fund had no assets and liabilities subject to offsetting provisions.
6. Risk Factors
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Bond Fund–25

LVIP Delaware Bond Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Bond Fund–26

LVIP Delaware Diversified Floating Rate Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Delaware Diversified Floating Rate Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Floating Rate Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$997.40	0.63%	$3.13
Service Class Shares	1,000.00	996.10	0.88%	4.37
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.70	0.63%	$3.17
Service Class Shares	1,000.00	1,020.50	0.88%	4.42

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	0.36%
Agency Commercial Mortgage-Backed Securities	0.84%
Agency Mortgage-Backed Securities	4.10%
Corporate Bonds	52.75%
Aerospace & Defense	0.66%
Agriculture	0.71%
Airlines	0.22%
Apparel	0.09%
Auto Manufacturers	0.82%
Banks	20.74%
Beverages	0.15%
Biotechnology	0.29%
Chemicals	1.00%
Commercial Services	0.34%
Computers	0.76%
Diversified Financial Services	2.37%
Electric	5.31%
Electronics	0.14%
Environmental Control	0.18%
Food	0.06%
Forest Products & Paper	0.45%
Health Care Products	0.17%
Insurance	0.21%
Internet	0.12%
Machinery Construction & Mining	0.21%
Machinery Diversified	0.08%
Media	1.86%
Miscellaneous Manufacturing	0.54%
Oil & Gas	2.49%
Pharmaceuticals	4.84%
Pipelines	2.44%
Real Estate Investment Trusts	0.39%
Retail	1.24%
Semiconductors	0.98%
Software	0.20%
Telecommunications	2.69%
Non-Agency Asset-Backed Securities	17.37%
Non-Agency Commercial Mortgage-Backed Securities	5.39%
Loan Agreements	4.27%
Sovereign Bonds	1.95%
Supranational Banks	8.24%
U.S. Treasury Obligation	2.31%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	3.74%
Total Investments	101.32%
Liabilities Net of Receivables and Other Assets	(1.32%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)*
U.S. Government	7.79%
AAA	33.54%
AA	8.91%
A	25.69%
BBB	21.71%
BB	2.36%
Total	100.00%

*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. Credit quality ratings are subject to change.

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.36%
•Fannie Mae REMICs
Series 2005-106 QF 0.69% (LIBOR01M + 0.51%) 12/25/35	740,318	$ 743,077
Series 2006-40 F 0.48% (LIBOR01M + 0.30%) 5/25/36	54,046	53,864
•Freddie Mac REMICs
Series 3152 JF 0.63% (LIBOR01M + 0.45%) 8/15/35	48,048	48,155
Series 3311 VF 0.42% (LIBOR01M + 0.24%) 5/15/37	138,481	137,769
Series 3800 AF 0.68% (LIBOR01M + 0.50%) 2/15/41	189,610	190,502
•GNMA Series 2010-46 MF 0.60% (LIBOR01M + 0.40%) 5/16/34	187,951	187,966
•Permanent Master Issuer Series 2018-1A 1A1 1.60% (LIBOR03M + 0.38%) 7/15/58	1,500,000	1,499,065
Total Agency Collateralized Mortgage Obligations (Cost $2,859,100)		2,860,398
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.84%
•Fannie Mae Connecticut Avenue Securities Series 2017-C03 1M1 1.13% (LIBOR01M + 0.95%) 10/25/29	1,786,755	1,785,081
•FREMF Mortgage Trust Series 2014-K716 B B 4.08% 8/25/47	4,820,000	4,911,328
Total Agency Commercial Mortgage-Backed Securities (Cost $6,765,930)		6,696,409
AGENCY MORTGAGE-BACKED SECURITIES–4.10%
Fannie Mae S.F. 30 yr
3.00% 1/1/47	5,182,000	5,551,930
3.00% 1/1/50	4,528,337	4,771,100
3.00% 3/1/50	4,130,906	4,412,280
3.50% 5/1/47	4,631,376	4,969,604
3.50% 7/1/49	3,882,403	4,078,767
4.50% 5/1/49	7,974,492	8,622,486
•Freddie Mac Structured Agency Credit Risk Debt Notes 1.23% (LIBOR01M + 1.05%) 12/25/29	266,407	271,735
Total Agency Mortgage-Backed Securities (Cost $32,255,323)		32,677,902
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–52.75%
Aerospace & Defense–0.66%
L3Harris Technologies
2.90% 12/15/29	525,000	$ 565,223
3.85% 6/15/23	4,185,000	4,550,140
Raytheon Technologies 3.65% 8/16/23	146,000	157,954
		5,273,317
Agriculture–0.71%
Bunge Limited Finance 4.35% 3/15/24	5,160,000	5,632,032
		5,632,032
Airlines–0.22%
Southwest Airlines 5.13% 6/15/27	810,000	839,762
♦United Airlines Pass Through Trust
3.75% 3/3/28	660,050	602,093
4.00% 10/11/27	358,276	328,659
		1,770,514
Apparel–0.09%
VF 2.40% 4/23/25	660,000	695,113
		695,113
Auto Manufacturers–0.82%
General Motors 5.00% 10/1/28	4,000	4,248
General Motors Financial
4.38% 9/25/21	5,500,000	5,648,798
5.20% 3/20/23	805,000	861,309
5.25% 3/1/26	16,000	17,437
		6,531,792
Banks–20.74%
•Bank of America
1.31% (LIBOR03M + 0.32%) 7/26/21	7,500,000	7,505,467
1.31% (LIBOR03M + 0.77%) 2/5/26	9,335,000	9,211,778
Bank of Montreal 1.85% 5/1/25	1,625,000	1,682,359
Bank of New York Mellon
1.60% 4/24/25	3,980,000	4,122,058
•1.81% (LIBOR03M + 1.05%) 10/30/23	10,127,000	10,247,795
Barclays Bank 1.70% 5/12/22	640,000	651,270
BBVA USA 3.88% 4/10/25	970,000	1,024,714
•Citigroup 1.49% (LIBOR03M + 1.10%) 5/17/24	10,755,000	10,763,099
•Citizens Bank 1.14% (LIBOR03M + 0.72%) 2/14/22	2,750,000	2,750,265
Citizens Financial Group
2.85% 7/27/26	3,080,000	3,333,218
4.30% 12/3/25	750,000	839,188
LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citizens Financial Group (continued)
μ5.65% 12/31/99	650,000	$ 658,937
μCredit Suisse Group
2.59% 9/11/25	840,000	868,710
4.21% 6/12/24	2,480,000	2,665,659
Fifth Third Bancorp
2.38% 1/28/25	595,000	627,174
3.65% 1/25/24	2,860,000	3,119,662
Goldman Sachs Group
•1.56% (LIBOR03M + 1.17%) 5/15/26	4,925,000	4,889,028
3.50% 4/1/25	360,000	394,743
Huntington Bancshares 2.30% 1/14/22	935,000	959,110
Huntington National Bank 2.50% 8/7/22	6,290,000	6,528,308
JPMorgan Chase & Co.
•1.93% (LIBOR03M + 0.89%) 7/23/24	10,680,000	10,695,593
μ2.52% 4/22/31	755,000	797,363
μ4.60% 12/31/99	295,000	263,022
μ5.00% 12/31/99	455,000	437,621
Morgan Stanley
•0.76% (SOFR + 0.70%) 1/20/23	1,675,000	1,669,329
•1.67% (LIBOR03M + 1.22%) 5/8/24	12,950,000	13,045,681
5.00% 11/24/25	255,000	297,842
National Securities Clearing 1.20% 4/23/23	800,000	812,341
Northern Trust 1.95% 5/1/30	1,095,000	1,125,588
•PNC Bank
1.49% (LIBOR03M + 0.50%) 7/27/22	6,500,000	6,525,809
1.55% (LIBOR03M + 0.45%) 7/22/22	6,000,000	6,013,006
Royal Bank of Canada 2.75% 2/1/22	5,285,000	5,482,969
μRoyal Bank of Scotland Group 8.63% 12/29/49	1,550,000	1,611,612
μState Street 2.65% 5/15/23	5,140,000	5,334,965
Truist Bank
2.45% 8/1/22	2,000,000	2,071,196
μ2.64% 9/17/29	653,000	655,283
Truist Financial
•0.91% (LIBOR03M + 0.22%) 2/1/21	8,520,000	8,525,508
2.70% 1/27/22	1,360,000	1,402,719
UBS Group Funding Switzerland
3.00% 4/15/21	10,365,000	10,569,734
μ7.13% 12/29/49	305,000	310,303
US Bancorp 3.38% 2/5/24	1,895,000	2,071,231
US Bank 3.40% 7/24/23	2,545,000	2,750,768
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	215,000	$ 177,590
•USB Realty 2.37% (LIBOR03M + 1.15%) 12/29/49	4,900,000	3,907,750
•Wells Fargo & Co. 1.99% (LIBOR03M + 1.23%) 10/31/23	6,115,000	6,158,557
		165,555,922
Beverages–0.15%
Coca-Cola 1.45% 6/1/27	265,000	272,160
Diageo Capital 1.38% 9/29/25	875,000	890,191
		1,162,351
Biotechnology–0.29%
Amgen 2.45% 2/21/30	1,090,000	1,152,221
Biogen 2.25% 5/1/30	1,140,000	1,150,428
		2,302,649
Chemicals–1.00%
Air Products and Chemicals
1.50% 10/15/25	150,000	155,114
1.85% 5/15/27	195,000	204,284
2.05% 5/15/30	315,000	331,003
•DowDuPont 1.50% (LIBOR03M + 1.11%) 11/15/23	4,615,000	4,628,476
LYB International Finance III 2.88% 5/1/25	450,000	479,211
Methanex 5.25% 12/15/29	525,000	461,989
Nutrien 2.95% 5/13/30	695,000	736,459
Syngenta Finance
3.93% 4/23/21	565,000	570,500
4.44% 4/24/23	365,000	383,087
		7,950,123
Commercial Services–0.34%
Global Payments 2.65% 2/15/25	1,050,000	1,114,401
PayPal Holdings
1.65% 6/1/25	765,000	791,847
2.30% 6/1/30	740,000	769,005
		2,675,253
Computers–0.76%
Apple 1.65% 5/11/30	610,000	629,833
International Business Machines
1.95% 5/15/30	685,000	700,472
3.00% 5/15/24	4,395,000	4,759,354
		6,089,659
Diversified Financial Services–2.37%
AerCap Ireland Capital
3.65% 7/21/27	1,530,000	1,353,594

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
AerCap Ireland Capital (continued)
6.50% 7/15/25	365,000	$ 382,386
Air Lease 3.38% 7/1/25	400,000	399,897
•Charles Schwab 0.69% (LIBOR03M + 0.32%) 5/21/21	4,150,000	4,154,758
CPPIB Capital 3.13% 9/25/23	5,110,000	5,553,593
GE Capital Funding 3.45% 5/15/25	975,000	1,021,501
International Lease Finance 8.63% 1/15/22	5,640,000	6,059,164
		18,924,893
Electric–5.31%
AEP Texas 2.40% 10/1/22	6,205,000	6,442,471
Avangrid 3.20% 4/15/25	765,000	835,977
Berkshire Hathaway Energy 3.75% 11/15/23	4,730,000	5,198,033
CenterPoint Energy 3.85% 2/1/24	4,535,000	4,958,264
Duke Energy
1.80% 9/1/21	8,170,000	8,276,792
μ4.88% 12/31/99	1,115,000	1,113,774
Evergy 4.85% 6/1/21	160,000	164,397
ITC Holdings 2.70% 11/15/22	2,780,000	2,898,259
NextEra Energy Capital Holdings 3.15% 4/1/24	6,130,000	6,653,470
NRG Energy 3.75% 6/15/24	1,690,000	1,784,160
NV Energy 6.25% 11/15/20	720,000	735,513
Pacific Gas and Electric
2.10% 8/1/27	295,000	291,333
2.50% 2/1/31	440,000	430,144
PacifiCorp 2.70% 9/15/30	190,000	206,939
μSempra Energy 4.88% 12/31/99	635,000	635,000
Vistra Operations 3.55% 7/15/24	1,700,000	1,754,528
		42,379,054
Electronics–0.14%
Amphenol 2.05% 3/1/25	375,000	390,980
Roper Technologies
2.35% 9/15/24	510,000	537,518
2.95% 9/15/29	185,000	202,033
		1,130,531
Environmental Control–0.18%
Waste Management 2.95% 6/15/24	1,405,000	1,438,345
		1,438,345
Food–0.06%
Kroger 2.20% 5/1/30	445,000	462,719
		462,719
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper–0.45%
Georgia-Pacific
1.75% 9/30/25	580,000	$ 598,346
2.10% 4/30/27	460,000	477,619
2.30% 4/30/30	1,040,000	1,083,461
8.00% 1/15/24	1,125,000	1,405,711
		3,565,137
Health Care Products–0.17%
Stryker 1.95% 6/15/30	1,311,000	1,316,522
		1,316,522
Insurance–0.21%
American International Group 3.40% 6/30/30	905,000	980,324
Aon 2.80% 5/15/30	100,000	106,894
Brighthouse Financial 5.63% 5/15/30	525,000	581,708
		1,668,926
Internet–0.12%
Amazon.com
1.20% 6/3/27	375,000	377,385
1.50% 6/3/30	605,000	613,553
		990,938
Machinery Construction & Mining–0.21%
Caterpillar 2.60% 4/9/30	1,555,000	1,690,876
		1,690,876
Machinery Diversified–0.08%
Otis Worldwide
2.06% 4/5/25	570,000	597,348
2.57% 2/15/30	75,000	78,648
		675,996
Media–1.86%
Charter Communications Operating 4.50% 2/1/24	5,600,000	6,195,909
•Comcast 1.85% (LIBOR03M + 0.63%) 4/15/24	4,910,000	4,923,208
Time Warner Entertainment 8.38% 3/15/23	3,190,000	3,738,075
		14,857,192
Miscellaneous Manufacturing–0.54%
General Electric
•0.92% (LIBOR03M + 0.38%) 5/5/26	3,900,000	3,382,236
3.63% 5/1/30	385,000	385,344
General Electric 3.45% 5/1/27	495,000	507,756
		4,275,336
Oil & Gas–2.49%
•Chevron 0.87% (LIBOR03M + 0.53%) 3/3/22	5,645,000	5,669,739

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
•ConocoPhillips 1.29% (LIBOR03M + 0.90%) 5/15/22	5,100,000	$ 5,123,592
Equinor 1.75% 1/22/26	405,000	414,840
Exxon Mobil
•0.69% (LIBOR03M + 0.37%) 3/6/22	5,795,000	5,810,027
2.02% 8/16/24	720,000	751,838
2.28% 8/16/26	310,000	330,495
Marathon Oil 2.80% 11/1/22	905,000	905,950
Noble Energy 3.25% 10/15/29	150,000	135,452
Occidental Petroleum 2.90% 8/15/24	895,000	765,225
		19,907,158
Pharmaceuticals–4.84%
AstraZeneca 3.50% 8/17/23	6,710,000	7,255,571
Becton Dickinson and Co 3.36% 6/6/24	5,010,000	5,401,947
Bristol-Myers Squibb 2.90% 7/26/24	9,755,000	10,552,838
•Cigna 2.11% (LIBOR03M + 0.89%) 7/15/23	5,425,000	5,451,590
CVS Health
2.13% 6/1/21	7,885,000	7,988,864
3.75% 4/1/30	510,000	586,444
Takeda Pharmaceutical 2.05% 3/31/30	360,000	356,325
Upjohn
1.65% 6/22/25	190,000	193,696
2.30% 6/22/27	160,000	165,179
2.70% 6/22/30	690,000	708,914
		38,661,368
Pipelines–2.44%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	125,000	142,249
Energy Transfer Operating 4.50% 4/15/24	5,000,000	5,420,540
MPLX
4.13% 3/1/27	1,400,000	1,493,553
4.88% 12/1/24	4,190,000	4,653,686
ONEOK 7.50% 9/1/23	1,765,000	2,019,261
Sabine Pass Liquefaction
5.63% 3/1/25	110,000	125,722
5.75% 5/15/24	5,005,000	5,636,380
		19,491,391
Real Estate Investment Trusts–0.39%
Crown Castle International 5.25% 1/15/23	985,000	1,096,068
Regency Centers 3.70% 6/15/30	890,000	956,695
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
WP Carey 4.60% 4/1/24	980,000	$ 1,043,257
		3,096,020
Retail–1.24%
Costco Wholesale 1.60% 4/20/30	830,000	838,550
Dollar Tree 3.70% 5/15/23	7,250,000	7,760,868
Home Depot 2.70% 4/15/30	510,000	559,893
TJXs 3.88% 4/15/30	615,000	722,570
		9,881,881
Semiconductors–0.98%
Broadcom
3.15% 11/15/25	525,000	557,395
4.15% 11/15/30	355,000	386,256
4.70% 4/15/25	335,000	377,169
5.00% 4/15/30	525,000	603,287
Microchip Technology
3.92% 6/1/21	480,000	489,354
4.33% 6/1/23	4,715,000	5,086,353
NXP
2.70% 5/1/25	115,000	120,802
3.40% 5/1/30	220,000	236,731
		7,857,347
Software–0.20%
CDK Global 5.00% 10/15/24	620,000	657,200
Oracle 2.95% 4/1/30	875,000	974,787
		1,631,987
Telecommunications–2.69%
AT&T 2.30% 6/1/27	510,000	526,551
Sprint Spectrum 4.74% 9/20/29	2,650,000	2,868,625
T-Mobile USA
1.50% 2/15/26	485,000	484,966
3.50% 4/15/25	580,000	632,212
3.88% 4/15/30	1,245,000	1,387,640
Verizon Communications
•1.49% (LIBOR03M + 1.10%) 5/15/25	8,905,000	9,013,463
3.15% 3/22/30	315,000	356,053
•Vodafone Group 2.17% (LIBOR03M + 0.99%) 1/16/24	6,190,000	6,162,278
		21,431,788
Total Corporate Bonds (Cost $408,012,782)		420,974,130
LOAN AGREEMENTS–4.27%
•Berry Global 2.18% (LIBOR01M + 2%) 10/1/22	2,500,000	2,430,675

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Calpine Construction Finance 2.18% (LIBOR01M + 2.18%) 1/15/25	3,903,082	$ 3,753,047
•Charter Communications Operating 1.93% (LIBOR01M + 1.93%) 2/1/27	3,924,411	3,767,945
•Coral-US Co-Borrower 2.43% (LIBOR01M + 2.43%) 1/31/28	1,875,000	1,777,744
•CSC Holdings 2.43% (LIBOR01M + 2.43%) 7/17/25	1,940,000	1,830,875
•HCA 1.93% (LIBOR01M + 1.93%) 3/18/26	1,468,951	1,433,829
•Hilton Worldwide Finance Tranche B2 1.93% (LIBOR01M + 1.75%) 6/22/26	2,003,247	1,887,699
•Lamar Media Corporation 1.67% (LIBOR01M + 1.67%) 2/5/27	3,974,435	3,875,074
•ON Semiconductor Corporation 2.18% (LIBOR01M + 2.18%) 9/19/26	2,617,504	2,506,260
RPI Intermediate Finance Trust
•1.93% (LIBOR01M + 1.93%) 2/11/27	541,226	523,187
•1.93% (LIBOR01M + 1.93%) 2/11/27	1,835,775	1,785,291
•SBA Senior Finance II 1.93% (LIBOR01M + 1.93%) 4/11/25	2,474,715	2,376,766
•Sinclair Television Group 2.43% (LIBOR01M + 2.43%) 1/3/24	2,984,536	2,837,787
•SS&C European Holdings Tranche B4 1st Lien 1.93% (LIBOR01M + 1.93%) 4/16/25	753,816	720,128
•SS&C Technologies Tranche B3 1st Lien 1.93% (LIBOR01M + 1.93%) 4/16/25	1,072,942	1,024,992
•Telenet Financing 2.18% (LIBOR01M + 2.18%) 4/30/28	1,665,000	1,567,181
Total Loan Agreements (Cost $35,573,729)		34,098,480
NON-AGENCY ASSET-BACKED SECURITIES–17.37%
•Allegro CLO VI Series 2017-2A A 2.26% (LIBOR03M + 1.13%) 1/17/31	3,600,000	3,474,907
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•American Express Credit Account Master Trust
Series 2017-5 A 0.56% (LIBOR01M + 0.38%) 2/18/25	2,525,000	$ 2,535,339
Series 2018-5 A 0.52% (LIBOR01M + 0.34%) 12/15/25	2,000,000	1,998,265
•Apex Credit CLO Series 2018-1A A2 2.02% (LIBOR03M + 1.03%) 4/25/31	500,000	477,412
Avis Budget Rental Car Funding AESOP Series 2015-2A A 2.63% 12/20/21	2,100,000	2,099,747
•Barclays Dryrock Issuance Trust Series 2017-2 A 0.48% (LIBOR01M + 0.30%) 5/15/23	5,890,000	5,890,000
•BMW Floorplan Master Owner Trust Series 2018-1 A2 0.50% (LIBOR01M + 0.32%) 5/15/23	5,281,000	5,253,362
Chase Issuance Trust
Series 2014-A2 A2 2.77% 3/15/23	12,600,000	12,815,237
•Series 2016-A3 A3 0.73% (LIBOR01M + 0.55%) 6/15/23	5,285,000	5,304,077
•Citibank Credit Card Issuance Trust
Series 2016-A3 A3 0.67% (LIBOR01M + 0.49%) 12/7/23	4,000,000	4,019,861
Series 2017-A7 A7 0.55% (LIBOR01M + 0.37%) 8/8/24	4,500,000	4,514,837
Series 2018-A4 A4 0.52% (LIBOR01M + 0.34%) 6/7/25	2,500,000	2,507,747
CNH Equipment Trust
Series 2019-A A2 2.96% 5/16/22	725,869	729,867
Series 2019-B A2 2.55% 9/15/22	764,506	769,534
•CVP CLO Series 2017-2A A 2.33% (LIBOR03M + 1.19%) 1/20/31	3,000,000	2,912,472
Daimler Trucks Retail Trust Series 2020-1 A2 1.14% 4/15/22	6,500,000	6,524,077
•Discover Card Execution Note Trust
Series 2017-A1 A1 0.67% (LIBOR01M + 0.49%) 7/15/24	7,918,000	7,961,475
Series 2018-A2 A2 0.51% (LIBOR01M + 0.33%) 8/15/25	2,545,000	2,553,089

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2015-2 A 2.44% 1/15/27	4,000,000	$ 4,002,665
Series 2017-C A3 2.01% 3/15/22	898,498	902,847
•Galaxy XXI CLO Series 2015-21A AR 2.16% (LIBOR03M + 1.02%) 4/20/31	1,000,000	965,392
Harley-Davidson Motorcycle Trust Series 2020-A A2A 1.83% 1/17/23	1,700,000	1,710,250
Hyundai Auto Receivables Trust Series 2018-B A2 3.04% 6/15/21	114,398	114,524
•Mariner CLO Series 2018-5A A 2.10% (LIBOR03M + 1.11%) 4/25/31	500,000	488,590
Mercedes-Benz Auto Lease Trust Series 2019-B A2 2.01% 12/15/21	186,378	187,302
•Mercedes-Benz Master Series 2019-AA A 0.53% (LIBOR01M + 0.35%) 5/15/23	2,145,000	2,137,421
•Midocean Credit CLO Series 2018-9A A1 2.29% (LIBOR03M + 1.15%) 7/20/31	2,000,000	1,956,404
Nissan Auto Lease Trust Series 2020-A A2A 1.80% 5/16/22	16,000,000	16,123,699
•Nissan Master Owner Trust Receivables
Series 2017-C A 0.50% (LIBOR01M + 0.32%) 10/17/22	6,465,000	6,461,912
Series 2019-B A 0.61% (LIBOR01M + 0.43%) 11/15/23	10,000,000	9,941,950
•Northwoods Capital Series 2017-15A A 1.61% (LIBOR03M + 1.30%) 6/20/29	993,339	979,327
•Steele Creek CLO Series 2017-1A A 2.47% (LIBOR03M + 1.25%) 10/15/30	1,500,000	1,451,507
Tesla Auto Lease Trust Series 2018-B A 3.71% 8/20/21	2,224,215	2,256,275
•Trafigura Securitisation Series 2018-1A A1 0.91% (LIBOR01M + 0.73%) 3/15/22	4,350,000	4,218,965
•Trillium Credit Card Trust II Series 2019-1A A 0.66% (LIBOR01M + 0.48%) 1/26/24	7,530,000	7,540,593
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Venture 33 CLO Series 2018-33A A1L 2.36% (LIBOR03M + 1.14%) 7/15/31	3,000,000	$ 2,908,230
•Venture XXVIII CLO Series 2017-28A A2 2.25% (LIBOR03M + 1.11%) 7/20/30	2,000,000	1,946,450
Total Non-Agency Asset-Backed Securities (Cost $139,057,433)		138,635,608
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–5.39%
Benchmark 2020-B17 Mortgage Trust Series 2020-B17 A5 2.29% 3/15/53	8,000,000	8,313,144
•Benchmark Mortgage Trust Series 2018-B1 A5 3.67% 1/15/51	4,500,000	5,094,864
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.10% 12/15/72	8,000,000	8,874,712
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,471,129
GS Mortgage Securities Trust Series 2020-GC47 A5 2.38% 5/12/53	8,000,000	8,433,616
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	8,845,040
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $41,840,248)		43,032,505
ΔSOVEREIGN BONDS–1.95%
Canada—0.58%
OMERS Finance Trust 2.50% 5/2/24	4,335,000	4,627,539
		4,627,539
Japan—0.74%
Japan Bank for International Cooperation
1.75% 1/23/23	3,000,000	3,095,572
3.38% 10/31/23	2,586,000	2,824,336
		5,919,908
Netherlands—0.63%
•Nederlandse Waterschapsbank 0.38% (LIBOR03M + 0.07%) 12/15/21	5,000,000	4,998,352
		4,998,352
Total Sovereign Bonds (Cost $14,893,484)		15,545,799

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS–8.24%
•Asian Development Bank
0.32% (SOFR + 0.24%) 9/10/21	10,000,000	$ 9,980,700
0.37% (LIBOR03M + 0.05%) 3/16/21	10,000,000	10,001,400
•European Bank for Reconstruction & Development 0.34% (SOFR + 0.26%) 3/13/23	5,000,000	4,997,278
•European Investment Bank
0.31% (SOFR + 0.25%) 1/30/23	6,000,000	5,996,872
0.37% (SOFR + 0.29%) 6/10/22	8,000,000	7,998,400
•Inter-American Development Bank 0.34% (SOFR + 0.26%) 9/16/22	10,000,000	9,968,800
International Bank for Reconstruction & Development
•0.37% (SOFR + 0.30%) 8/6/24	12,000,000	11,990,105
1.95% 11/9/20	4,800,000	4,829,607
Total Supranational Banks (Cost $65,796,735)		65,763,162
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATION–2.31%
•U.S. Treasury Floating Rate 0.26% 4/30/22 (USBMMY3M + 0.11%)	18,400,000	$ 18,410,709
Total U.S. Treasury Obligation (Cost $18,412,260)		18,410,709

	Number of Shares
MONEY MARKET FUND–3.74%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	29,866,160	29,866,160
Total Money Market Fund (Cost $29,866,160)		29,866,160

TOTAL INVESTMENTS–101.32% (Cost $795,333,184)	808,561,262

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.32%)	(10,503,165)
NET ASSETS APPLICABLE TO 80,118,316 SHARES OUTSTANDING–100.00%	$798,058,097
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($50,000,517 / 5,011,848 Shares)	$9.976
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($748,057,580 / 75,106,468 Shares)	$9.960
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$811,070,875
Distributable earnings/(accumulated loss)	(13,012,778)
TOTAL NET ASSETS	$798,058,097

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
Δ Securities have been classified by country of origin.

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
★ Includes $6,357,699 cash collateral held at broker for futures contracts, $22,251 cash collateral held at brokers for swap contracts, $74,844 variation margin due from broker on futures contracts, $18,779,651 payable for securities purchased, $78,807 payable for fund shares redeemed, $122,474 variation margin due from brokers on centrally cleared interest rate swap contracts, $62,619 other accrued expenses payable and $572,635 due to manager and affiliates as of June 30, 2020.

The following futures contracts and swap contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(55)	U.S. Treasury 10 yr Notes	$ (7,654,453)	$ (7,638,429)	9/21/20	$—	$ (16,024)
(265)	U.S. Treasury 10 yr Ultra Notes	(41,733,360)	(41,540,820)	9/21/20	—	(192,540)
Total Futures Contracts					$—	$(208,564)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
2 yr IRS-(Semiannual/Quarterly)	73,670,000	0.28%	(0.32%) [4]	6/15/22	$(76,653)	$—	$—	$(76,653)
3 yr IRS-(Semiannual/Quarterly)	31,630,000	2.56%	(0.31%) [4]	3/13/22	(1,498,827)	—	—	(1,498,827)
10 yr IRS-(Semiannual/Quarterly)	9,815,000	2.68%	(0.76%) [4]	1/30/28	(1,729,795)	—	—	(1,729,795)
10 yr IRS-(Semiannual/Quarterly)	8,740,000	1.69%	(1.39%) [4]	4/5/26	(664,354)	—	—	(664,354)
5 yr IRS-(Semiannual/Quarterly)	22,570,000	2.89%	(1.02%) [4]	4/24/23	(1,759,397)	—	—	(1,759,397)
5 yr IRS-(Semiannual/Quarterly)	22,100,000	2.57%	(0.76%) [4]	1/31/23	(1,542,498)	—	—	(1,542,498)
7 yr IRS-(Semiannual/Quarterly)	13,610,000	1.42%	(1.39%) [4]	4/6/23	(446,060)	—	—	(446,060)
7 yr IRS-(Semiannual/Quarterly)	7,870,000	2.25%	(0.76%) [4]	10/31/24	(687,980)	—	—	(687,980)
5 yr IRS-(Semiannual/Quarterly)	28,830,000	1.75%	(1.45%) [4]	7/1/24	(1,859,919)	—	—	(1,859,919)
5 yr IRS-(Semiannual/Quarterly)	48,750,000	2.11%	(0.37%) [4]	5/28/24	(3,587,861)	—	—	(3,587,861)
Total IRS Contracts						$—	$—	$(13,853,344)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2020.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Rate resets based on LIBOR03M.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
REMICs–Real Estate Mortgage Investment Conduits
LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Interest	$ 9,936,523
EXPENSES:
Management fees	2,416,736
Distribution fees-Service Class	978,198
Shareholder servicing fees	120,873
Accounting and administration expenses	94,512
Reports and statements to shareholders	43,092
Professional fees	32,644
Custodian fees	16,174
Pricing fees	14,194
Trustees’ fees and expenses	11,740
Consulting fees	1,663
Other	6,322
3,736,148
Less:
Management fees waived	(125,041)
Total operating expenses	3,611,107
NET INVESTMENT INCOME	6,325,416
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	537,513
Futures contracts	154,067
Swap contracts	(4,798,060)
Net realized loss	(4,106,480)
Net change in unrealized appreciation (depreciation) of:
Investments	2,063,866
Futures contracts	(208,564)
Swap contracts	(9,614,147)
Net change in unrealized appreciation (depreciation)	(7,758,845)
NET REALIZED AND UNREALIZED LOSS	(11,865,325)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (5,539,909)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,325,416	$ 20,835,222
Net realized gain (loss)	(4,106,480)	2,146,861
Net change in unrealized appreciation (depreciation)	(7,758,845)	15,633,840
Net increase (decrease) in net assets resulting from operations	(5,539,909)	38,615,923
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,499,071)
Service Class	—	(20,735,180)
	—	(22,234,251)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,220,531	14,100,412
Service Class	28,819,288	74,386,450
Reinvestment of dividends and distributions:
Standard Class	—	1,499,071
Service Class	—	20,735,180
	35,039,819	110,721,113
Cost of shares redeemed:
Standard Class	(10,996,605)	(11,946,200)
Service Class	(113,137,439)	(137,085,518)
	(124,134,044)	(149,031,718)
Decrease in net assets derived from capital share transactions	(89,094,225)	(38,310,605)
NET DECREASE IN NET ASSETS	(94,634,134)	(21,928,933)
NET ASSETS:
Beginning of period	892,692,231	914,621,164
End of period	$ 798,058,097	$ 892,692,231
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Diversified Floating Rate Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 10.003	$ 9.831	$ 10.189	$ 10.046	$ 9.824	$ 10.057
Income (loss) from investment operations:
Net investment income[2]	0.086	0.256	0.249	0.188	0.134	0.145
Net realized and unrealized gain (loss)	(0.113)	0.195	(0.219)	0.065	0.088	(0.217)
Total from investment operations	(0.027)	0.451	0.030	0.253	0.222	(0.072)
Less dividends and distributions from:
Net investment income	—	(0.279)	(0.388)	(0.110)	—	(0.119)
Return of capital	—	—	—	—	—	(0.042)
Total dividends and distributions	—	(0.279)	(0.388)	(0.110)	—	(0.161)
Net asset value, end of period	$ 9.976	$ 10.003	$ 9.831	$ 10.189	$ 10.046	$ 9.824
Total return[3]	(0.26%)	4.60%	0.27%	2.54%	2.25%	(0.71%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 50,001	$55,043	$50,440	$36,919	$29,345	$ 57,982
Ratio of expenses to average net assets	0.63%	0.63%	0.63%	0.62%	0.60%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.66%	0.65%	0.63%	0.63%
Ratio of net investment income to average net assets	1.75%	2.53%	2.45%	1.85%	1.36%	1.44%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.72%	2.50%	2.42%	1.82%	1.33%	1.43%
Portfolio turnover	43%	85%	71%	96%	82%	81%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Diversified Floating Rate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Diversified Floating Rate Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 9.999	$ 9.827	$ 10.162	$ 10.020	$ 9.823	$ 10.057
Income (loss) from investment operations:
Net investment income[2]	0.074	0.230	0.223	0.162	0.109	0.120
Net realized and unrealized gain (loss)	(0.113)	0.195	(0.219)	0.066	0.088	(0.218)
Total from investment operations	(0.039)	0.425	0.004	0.228	0.197	(0.098)
Less dividends and distributions from:
Net investment income	—	(0.253)	(0.339)	(0.086)	—	(0.094)
Return of capital	—	—	—	—	—	(0.042)
Total dividends and distributions	—	(0.253)	(0.339)	(0.086)	—	(0.136)
Net asset value, end of period	$ 9.960	$ 9.999	$ 9.827	$ 10.162	$ 10.020	$ 9.823
Total return[3]	(0.39%)	4.34%	0.02%	2.28%	2.01%	(0.97%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$748,058	$837,649	$864,181	$822,837	$746,369	$768,251
Ratio of expenses to average net assets	0.88%	0.88%	0.88%	0.87%	0.85%	0.87%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.91%	0.91%	0.91%	0.90%	0.88%	0.88%
Ratio of net investment income to average net assets	1.50%	2.28%	2.20%	1.60%	1.11%	1.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.47%	2.25%	2.17%	1.57%	1.08%	1.18%
Portfolio turnover	43%	85%	71%	96%	82%	81%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund–14

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Diversified Floating Rate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Delaware Diversified Floating Rate Fund–15

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.
 Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.60% of the first $500 million of the Fund’s average daily net assets; and 0.55% of the Fund’s average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.03% on the first $2 billion of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $2 billion.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$26,650
Legal	4,752
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $38,584 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Delaware Diversified Floating Rate Fund–16

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$358,562
Distribution fees payable to LFD	152,497
Printing and mailing fees payable to Lincoln Life	42,722
Shareholder servicing fees payable to Lincoln Life	18,854
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$175,307,981
Purchases of U.S. government securities	172,233,433
Sales other than U.S. government securities	221,666,906
Sales of U.S. government securities	216,575,759
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$795,334,092
Aggregate unrealized appreciation of investments and derivatives	$ 17,289,414
Aggregate unrealized depreciation of investments and derivatives	(4,062,244)
Net unrealized appreciation of investments and derivatives	$ 13,227,170
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Diversified Floating Rate Fund–17

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 2,860,398	$—	$ 2,860,398
Agency Commercial Mortgage-Backed Securities	—	6,696,409	—	6,696,409
Agency Mortgage-Backed Securities	—	32,677,902	—	32,677,902
Corporate Bonds	—	420,974,130	—	420,974,130
Non-Agency Asset-Backed Securities	—	138,635,608	—	138,635,608
Non-Agency Commercial Mortgage-Backed Securities	—	43,032,505	—	43,032,505
Loan Agreements	—	34,098,480	—	34,098,480
Sovereign Bonds	—	15,545,799	—	15,545,799
Supranational Banks	—	65,763,162	—	65,763,162
U.S. Treasury Obligation	—	18,410,709	—	18,410,709
Money Market Fund	29,866,160	—	—	29,866,160
Total Investments	$29,866,160	$778,695,102	$—	$808,561,262
Derivatives:

Liabilities:
Futures Contracts	$(208,564)	$ —	$—	$ (208,564)
Swap Contracts	$ —	$(13,853,344)	$—	$(13,853,344)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	629,194	1,401,473
Service Class	2,907,162	7,389,098
Shares reinvested:
Standard Class	—	149,733
Service Class	—	2,072,034
	3,536,356	11,012,338
Shares redeemed:
Standard Class	(1,120,192)	(1,179,083)
Service Class	(11,577,694)	(13,625,411)
	(12,697,886)	(14,804,494)
Net decrease	(9,161,530)	(3,792,156)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as
LVIP Delaware Diversified Floating Rate Fund–18

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.
During the six months ended June 30, 2020, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2020, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2020, the Fund used CDS contracts to hedge against credit events.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$ (208,564)
Swap contracts (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(13,853,344)
Total		$—		$(14,061,908)
LVIP Delaware Diversified Floating Rate Fund–19

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 154,067	$ (208,564)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	380,695	(460,684)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(5,178,755)	(9,153,463)
Total		$(4,643,993)	$(9,822,711)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$—	$38,840,579
CDS contracts (average notional value)*	40,542,857	—
Interest rate swap contracts (average notional value)**	—	277,107,143

*Long represents buying protection and short represents selling protection.
**Long represent paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2020, the Fund had no assets and liabilities subject to offsetting provisions.
6. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
LVIP Delaware Diversified Floating Rate Fund–20

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Diversified Floating Rate Fund–21

LVIP Delaware Diversified Floating Rate Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Diversified Floating Rate Fund–22

LVIP Delaware Mid Cap Value Fund
formerly LVIP Delaware Special Opportunities Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Delaware Mid Cap Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Mid Cap Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$771.90	0.44%	$1.94
Service Class Shares	1,000.00	770.60	0.79%	3.48
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.70	0.44%	$2.21
Service Class Shares	1,000.00	1,020.90	0.79%	3.97

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Mid Cap Value Fund–1

LVIP Delaware Mid Cap Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.29%
Airlines	1.26%
Auto Components	0.77%
Banks	6.24%
Building Products	0.99%
Capital Markets	2.65%
Chemicals	2.89%
Commercial Services & Supplies	0.88%
Construction & Engineering	2.82%
Consumer Finance	1.46%
Containers & Packaging	4.07%
Diversified Consumer Services	0.77%
Electric Utilities	2.81%
Electrical Equipment	0.41%
Electronic Equipment, Instruments & Components	3.52%
Energy Equipment & Services	0.25%
Equity Real Estate Investment Trusts	9.25%
Food & Staples Retailing	0.54%
Food Products	3.27%
Health Care Equipment & Supplies	2.54%
Health Care Providers & Services	2.71%
Hotels, Restaurants & Leisure	2.53%
Household Durables	2.12%
Insurance	7.09%
IT Services	2.80%
Leisure Products	0.92%
Life Sciences Tools & Services	1.44%
Machinery	5.07%
Media	1.49%
Metals & Mining	1.10%
Multiline Retail	1.10%
Multi-Utilities	5.33%
Oil, Gas & Consumable Fuels	3.44%
Professional Services	0.65%
Road & Rail	1.86%
Semiconductors & Semiconductor Equipment	3.94%
Software	3.88%
Specialty Retail	0.77%
Technology Hardware, Storage & Peripherals	0.42%
Textiles, Apparel & Luxury Goods	1.25%
Trading Companies & Distributors	1.99%
Money Market Fund	0.00%
Security Type/Sector	Percentage of Net Assets
Discounted Commercial Paper	0.66%
Total Investments	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

LVIP Delaware Mid Cap Value Fund–2

LVIP Delaware Mid Cap Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Synopsys	3.37%
Teradyne	2.26%
East West Bancorp	2.02%
ITT	2.00%
Raymond James Financial	1.93%
KBR	1.86%
Hess	1.81%
CMS Energy	1.74%
Berry Global Group	1.70%
Quanta Services	1.67%
Total	20.36%

IT–Information Technology
LVIP Delaware Mid Cap Value Fund–3

LVIP Delaware Mid Cap Value Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.29%
Airlines–1.26%
†Southwest Airlines	270,700	$ 9,252,526
		9,252,526
Auto Components–0.77%
BorgWarner	161,400	5,697,420
		5,697,420
Banks–6.24%
Comerica	218,700	8,332,470
East West Bancorp	409,500	14,840,280
First Hawaiian	297,860	5,135,106
Hancock Whitney	294,400	6,241,280
KeyCorp	929,800	11,324,964
		45,874,100
Building Products–0.99%
Johnson Controls International	212,995	7,271,649
		7,271,649
Capital Markets–2.65%
Affiliated Managers Group	71,300	5,316,128
Raymond James Financial	205,650	14,154,890
		19,471,018
Chemicals–2.89%
†Axalta Coating Systems	172,600	3,892,130
Celanese	76,700	6,622,278
Huntsman	596,800	10,724,496
		21,238,904
Commercial Services & Supplies–0.88%
Brink's	142,000	6,462,420
		6,462,420
Construction & Engineering–2.82%
†AECOM	225,700	8,481,806
Quanta Services	312,100	12,243,683
		20,725,489
Consumer Finance–1.46%
Synchrony Financial	483,700	10,718,792
		10,718,792
Containers & Packaging–4.07%
†Berry Global Group	281,782	12,488,578
†Crown Holdings	87,300	5,685,849
Graphic Packaging Holding	838,600	11,732,014
		29,906,441
Diversified Consumer Services–0.77%
Service Corp. International	146,250	5,687,663
		5,687,663
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–2.81%
Edison International	133,300	$ 7,239,523
NRG Energy	228,700	7,446,472
Xcel Energy	95,000	5,937,500
		20,623,495
Electrical Equipment–0.41%
AMETEK	33,600	3,002,832
		3,002,832
Electronic Equipment, Instruments & Components–3.52%
Avnet	237,600	6,625,476
†Flex	825,341	8,459,745
†Keysight Technologies	107,250	10,808,655
		25,893,876
Energy Equipment & Services–0.25%
Patterson-UTI Energy	539,100	1,870,677
		1,870,677
Equity Real Estate Investment Trusts–9.25%
Apartment Investment & Management Class A	250,680	9,435,595
Brandywine Realty Trust	616,200	6,710,418
Highwoods Properties	202,600	7,563,058
†Host Hotels & Resorts	613,200	6,616,428
†Kimco Realty	536,200	6,884,808
Life Storage	114,700	10,890,765
†Outfront Media	382,900	5,425,693
VEREIT	1,438,400	9,248,912
Welltower	100,900	5,221,575
		67,997,252
Food & Staples Retailing–0.54%
†U.S. Foods Holding	200,100	3,945,972
		3,945,972
Food Products–3.27%
Campbell Soup	89,900	4,461,737
Conagra Brands	205,800	7,237,986
Kellogg	104,000	6,870,240
Tyson Foods Class A	91,300	5,451,523
		24,021,486
Health Care Equipment & Supplies–2.54%
STERIS	51,000	7,825,440
Zimmer Biomet Holdings	90,600	10,814,016
		18,639,456
Health Care Providers & Services–2.71%
AmerisourceBergen	90,500	9,119,685
Quest Diagnostics	94,800	10,803,408
		19,923,093
LVIP Delaware Mid Cap Value Fund–4

LVIP Delaware Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.53%
†Darden Restaurants	95,950	$ 7,270,132
Marriott International Class A	132,040	11,319,789
		18,589,921
Household Durables–2.12%
DR Horton	191,133	10,598,325
†Mohawk Industries	49,100	4,996,416
		15,594,741
Insurance–7.09%
Allstate	118,500	11,493,315
American Financial Group	128,050	8,126,053
Assurant	76,200	7,870,698
Globe Life	101,950	7,567,748
Hartford Financial Services Group	255,900	9,864,945
Reinsurance Group of America	91,500	7,177,260
		52,100,019
IT Services–2.80%
†DXC Technology	85,300	1,407,450
†Fiserv	56,200	5,486,244
KBR	607,200	13,692,360
		20,586,054
Leisure Products–0.92%
Hasbro	90,100	6,752,995
		6,752,995
Life Sciences Tools & Services–1.44%
Agilent Technologies	120,200	10,622,074
		10,622,074
Machinery–5.07%
Allison Transmission Holdings	153,700	5,653,086
†Gates Industrial	474,100	4,873,748
ITT	250,800	14,731,992
Stanley Black & Decker	86,200	12,014,556
		37,273,382
Media–1.49%
Cable One	3,700	6,566,945
ViacomCBS Class B	187,600	4,374,832
		10,941,777
Metals & Mining–1.10%
Newmont	130,600	8,063,244
		8,063,244
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–1.10%
†Dollar Tree	87,200	$ 8,081,696
		8,081,696
Multi-Utilities–5.33%
CMS Energy	218,800	12,782,296
MDU Resources Group	242,200	5,371,996
Public Service Enterprise Group	230,100	11,311,716
WEC Energy Group	110,500	9,685,325
		39,151,333
Oil, Gas & Consumable Fuels–3.44%
Hess	256,500	13,289,265
†Marathon Oil	1,102,600	6,747,912
Valero Energy	88,900	5,229,098
		25,266,275
Professional Services–0.65%
ManpowerGroup	69,000	4,743,750
		4,743,750
Road & Rail–1.86%
CSX	62,900	4,386,646
JB Hunt Transport Services	76,900	9,254,146
		13,640,792
Semiconductors & Semiconductor Equipment–3.94%
†ON Semiconductor	232,900	4,616,078
†Qorvo	70,400	7,781,312
Teradyne	196,100	16,572,411
		28,969,801
Software–3.88%
Citrix Systems	25,300	3,742,123
†LogMeIn	1	85
†Synopsys	127,100	24,784,500
		28,526,708
Specialty Retail–0.77%
†AutoZone	5,000	5,640,600
		5,640,600
Technology Hardware, Storage & Peripherals–0.42%
†Western Digital	69,200	3,055,180
		3,055,180
Textiles, Apparel & Luxury Goods–1.25%
†PVH	41,600	1,998,880
VF	118,500	7,221,390
		9,220,270
Trading Companies & Distributors–1.99%
†HD Supply Holdings	212,700	7,370,055

LVIP Delaware Mid Cap Value Fund–5

LVIP Delaware Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†United Rentals	48,700	$ 7,258,248
		14,628,303
Total Common Stock (Cost $645,166,913)		729,673,476

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	12,702	12,702
Total Money Market Fund (Cost $12,702)		12,702

	Principal Amount	Value (U.S. $)
SHORT-TERM INVESTMENT–0.66%
DISCOUNTED COMMERCIAL PAPER–0.66%
Societe Generale 0.09% 7/1/20	4,840,000	$ 4,840,000
		4,840,000
Total Short-Term Investment (Cost $4,840,000)		4,840,000

TOTAL INVESTMENTS–99.95% (Cost $650,019,615)	734,526,178
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	360,241
NET ASSETS APPLICABLE TO 26,143,583 SHARES OUTSTANDING–100.00%	$734,886,419
NET ASSET VALUE PER SHARE–LVIP DELAWARE MID CAP VALUE FUND STANDARD CLASS ($596,238,580 / 21,179,775 Shares)	$28.151
NET ASSET VALUE PER SHARE–LVIP DELAWARE MID CAP VALUE FUND SERVICE CLASS ($138,647,839 / 4,963,808 Shares)	$27.932
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$673,649,718
Distributable earnings/(accumulated loss)	61,236,701
TOTAL NET ASSETS	$734,886,419

† Non-income producing.
★ Includes $268,289 payable for fund shares redeemed, $23,270 other accrued expenses payable and $315,062 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund–6

LVIP Delaware Mid Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 7,813,961
Interest	23,544
7,837,505
EXPENSES:
Management fees	1,391,830
Distribution fees-Service Class	236,939
Shareholder servicing fees	107,625
Accounting and administration expenses	71,646
Reports and statements to shareholders	28,424
Professional fees	18,767
Trustees’ fees and expenses	10,415
Custodian fees	2,541
Consulting fees	1,352
Pricing fees	732
Other	9,670
Total operating expenses	1,879,941
NET INVESTMENT INCOME	5,957,564
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(37,883,776)
Net change in unrealized appreciation (depreciation) of investments	(160,031,989)
NET REALIZED AND UNREALIZED LOSS	(197,915,765)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(191,958,201)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 5,957,564	$ 8,399,496
Net realized gain (loss)	(37,883,776)	9,772,333
Net change in unrealized appreciation (depreciation)	(160,031,989)	150,849,073
Net increase (decrease) in net assets resulting from operations	(191,958,201)	169,020,902
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(61,558,755)
Service Class	—	(17,673,131)
	—	(79,231,886)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	73,780,016	243,998,648
Service Class	21,897,307	27,639,132
Reinvestment of dividends and distributions:
Standard Class	—	61,558,755
Service Class	—	17,673,131
	95,677,323	350,869,666
Cost of shares redeemed:
Standard Class	(57,070,647)	(72,700,331)
Service Class	(8,111,493)	(18,714,912)
	(65,182,140)	(91,415,243)
Increase in net assets derived from capital share transactions	30,495,183	259,454,423
NET INCREASE (DECREASE) IN NET ASSETS	(161,463,018)	349,243,439
NET ASSETS:
Beginning of period	896,349,437	547,105,998
End of period	$ 734,886,419	$896,349,437
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund–7

LVIP Delaware Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Mid Cap Value Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 36.468	$ 31.753	$ 41.502	$ 39.082	$ 38.441	$ 41.904
Income (loss) from investment operations:
Net investment income[2]	0.243	0.504	0.462	0.492	0.594	0.509
Net realized and unrealized gain (loss)	(8.560)	8.882	(5.856)	6.066	6.596	(0.451)
Total from investment operations	(8.317)	9.386	(5.394)	6.558	7.190	0.058
Less dividends and distributions from:
Net investment income	—	(0.409)	(0.514)	(0.524)	(0.623)	(0.502)
Net realized gain	—	(4.262)	(3.841)	(3.614)	(5.926)	(3.019)
Total dividends and distributions	—	(4.671)	(4.355)	(4.138)	(6.549)	(3.521)
Net asset value, end of period	$ 28.151	$ 36.468	$ 31.753	$ 41.502	$ 39.082	$ 38.441
Total return[3]	(22.81%)	30.43%	(14.75%)	17.75%	20.41%	0.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 596,239	$736,219	$ 431,527	$569,673	$536,639	$497,273
Ratio of expenses to average net assets	0.44%	0.46%	0.46%	0.45%	0.44%	0.44%
Ratio of net investment income to average net assets	1.67%	1.39%	1.15%	1.21%	1.54%	1.21%
Portfolio turnover	15%	13%	20%	15%	16%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund–8

LVIP Delaware Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Mid Cap Value Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 36.246	$ 31.604	$ 41.324	$ 38.939	$ 38.341	$ 41.801
Income (loss) from investment operations:
Net investment income[2]	0.191	0.375	0.318	0.347	0.457	0.359
Net realized and unrealized gain (loss)	(8.505)	8.826	(5.809)	6.033	6.556	(0.445)
Total from investment operations	(8.314)	9.201	(5.491)	6.380	7.013	(0.086)
Less dividends and distributions from:
Net investment income	—	(0.297)	(0.388)	(0.381)	(0.489)	(0.355)
Net realized gain	—	(4.262)	(3.841)	(3.614)	(5.926)	(3.019)
Total dividends and distributions	—	(4.559)	(4.229)	(3.995)	(6.415)	(3.374)
Net asset value, end of period	$ 27.932	$ 36.246	$ 31.604	$ 41.324	$ 38.939	$ 38.341
Total return[3]	(22.94%)	29.97%	(15.04%)	17.34%	19.98%	(0.09%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 138,648	$160,131	$ 115,579	$125,003	$102,044	$ 86,414
Ratio of expenses to average net assets	0.79%	0.81%	0.81%	0.80%	0.79%	0.79%
Ratio of net investment income to average net assets	1.32%	1.04%	0.80%	0.86%	1.19%	0.86%
Portfolio turnover	15%	13%	20%	15%	16%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Mid Cap Value Fund–9

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Mid Cap Value Fund (formerly LVIP Delaware Special Opportunities Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the
LVIP Delaware Mid Cap Value Fund–10

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$23,665
Legal	4,220
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $25,037 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$231,321
Distribution fees payable to LFD	40,779
Printing and mailing fees payable to Lincoln Life	25,038
Shareholder servicing fees payable to Lincoln Life	17,924
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$146,356,165
Sales	110,122,496
LVIP Delaware Mid Cap Value Fund–11

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$650,019,615
Aggregate unrealized appreciation of investments	$170,580,874
Aggregate unrealized depreciation of investments	(86,465,526)
Net unrealized appreciation of investments	$ 84,115,348
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$729,673,476	$ —	$—	$729,673,476
Money Market Fund	12,702	—	—	12,702
Short-Term Investment	—	4,840,000	—	4,840,000
Total Investments	$729,686,178	$4,840,000	$—	$734,526,178
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Mid Cap Value Fund–12

LVIP Delaware Mid Cap Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	3,027,765	6,837,480
Service Class	828,361	764,901
Shares reinvested:
Standard Class	—	1,765,071
Service Class	—	512,282
	3,856,126	9,879,734
Shares redeemed:
Standard Class	(2,036,260)	(2,004,235)
Service Class	(282,416)	(516,461)
	(2,318,676)	(2,520,696)
Net increase	1,537,450	7,359,038
5. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Mid Cap Value Fund–13

LVIP Delaware Mid Cap Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Mid Cap Value Fund–14

LVIP Delaware Social Awareness Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Delaware Social Awareness Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Social Awareness Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$969.50	0.46%	$2.25
Service Class Shares	1,000.00	967.80	0.81%	3.96
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.60	0.46%	$2.31
Service Class Shares	1,000.00	1,020.80	0.81%	4.07

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.54%
Aerospace & Defense	0.11%
Airlines	0.13%
Auto Components	0.41%
Banks	3.70%
Beverages	1.69%
Biotechnology	3.16%
Building Products	0.68%
Capital Markets	3.17%
Chemicals	1.92%
Commercial Services & Supplies	0.49%
Communications Equipment	1.19%
Construction & Engineering	0.60%
Consumer Finance	0.44%
Containers & Packaging	0.70%
Diversified Telecommunication Services	1.53%
Electric Utilities	0.53%
Electrical Equipment	1.33%
Entertainment	1.91%
Equity Real Estate Investment Trusts	3.52%
Food & Staples Retailing	0.86%
Food Products	1.55%
Gas Utilities	0.28%
Health Care Equipment & Supplies	3.97%
Health Care Providers & Services	1.31%
Hotels, Restaurants & Leisure	2.11%
Household Durables	0.74%
Industrial Conglomerates	1.65%
Insurance	2.14%
Interactive Media & Services	6.15%
Internet & Direct Marketing Retail	5.16%
IT Services	3.10%
Life Sciences Tools & Services	1.40%
Machinery	3.04%
Media	1.49%
Metals & Mining	0.32%
Multi-Utilities	0.32%
Oil, Gas & Consumable Fuels	0.82%
Pharmaceuticals	4.33%
Road & Rail	1.71%
Semiconductors & Semiconductor Equipment	3.60%
Software	15.42%
Specialty Retail	3.86%
Technology Hardware, Storage & Peripherals	5.19%
Textiles, Apparel & Luxury Goods	1.26%
Thrifts & Mortgage Finance	0.55%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	0.45%
Total Investments	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	6.85%
Apple	5.19%
Amazon.com	5.16%
Alphabet Class A	4.50%
Home Depot	2.51%
Adobe	1.99%
Johnson & Johnson	1.91%
Visa Class A	1.84%
JPMorgan Chase & Co.	1.70%
PepsiCo	1.69%
Total	33.34%

IT–Information Technology

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.54%
Aerospace & Defense–0.11%
Spirit AeroSystems Holdings Class A	30,780	$ 736,873
		736,873
Airlines–0.13%
†Southwest Airlines	26,246	897,088
		897,088
Auto Components–0.41%
BorgWarner	77,010	2,718,453
		2,718,453
Banks–3.70%
Comerica	51,600	1,965,960
East West Bancorp	99,954	3,622,333
JPMorgan Chase & Co.	121,192	11,399,320
KeyCorp	257,647	3,138,140
US Bancorp	126,383	4,653,422
		24,779,175
Beverages–1.69%
PepsiCo	85,490	11,306,907
		11,306,907
Biotechnology–3.16%
†Exact Sciences	68,860	5,986,689
Gilead Sciences	32,880	2,529,787
†Neurocrine Biosciences	42,230	5,152,060
†Vertex Pharmaceuticals	25,907	7,521,061
		21,189,597
Building Products–0.68%
Trane Technologies	51,100	4,546,878
		4,546,878
Capital Markets–3.17%
BlackRock	12,519	6,811,463
Intercontinental Exchange	47,552	4,355,763
Raymond James Financial	65,425	4,503,203
State Street	88,056	5,595,959
		21,266,388
Chemicals–1.92%
†Corteva	101,288	2,713,506
†Dow	70,898	2,889,802
DuPont de Nemours	69,452	3,689,985
Linde	16,839	3,571,720
		12,865,013
Commercial Services & Supplies–0.49%
Waste Management	30,785	3,260,439
		3,260,439
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–1.19%
Cisco Systems	170,535	$ 7,953,752
		7,953,752
Construction & Engineering–0.60%
Quanta Services	102,330	4,014,406
		4,014,406
Consumer Finance–0.44%
Capital One Financial	46,850	2,932,342
		2,932,342
Containers & Packaging–0.70%
WestRock	165,017	4,663,380
		4,663,380
Diversified Telecommunication Services–1.53%
AT&T	340,240	10,285,455
		10,285,455
Electric Utilities–0.53%
PPL	137,895	3,563,207
		3,563,207
Electrical Equipment–1.33%
Eaton	28,910	2,529,047
Emerson Electric	50,020	3,102,740
Rockwell Automation	15,410	3,282,330
		8,914,117
Entertainment–1.91%
Activision Blizzard	22,074	1,675,417
†Cinemark Holdings	88,890	1,026,679
†Walt Disney	90,686	10,112,396
		12,814,492
Equity Real Estate Investment Trusts–3.52%
American Tower	35,170	9,092,852
†Brixmor Property Group	140,491	1,801,095
Camden Property Trust	45,190	4,122,232
Prologis	67,326	6,283,535
Simon Property Group	33,752	2,307,962
		23,607,676
Food & Staples Retailing–0.86%
Casey's General Stores	38,670	5,781,938
		5,781,938
Food Products–1.55%
General Mills	168,208	10,370,023
		10,370,023
Gas Utilities–0.28%
South Jersey Industries	76,460	1,910,735
		1,910,735
LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–3.97%
Abbott Laboratories	88,500	$ 8,091,555
Becton Dickinson & Co.	26,970	6,453,112
†DexCom	15,960	6,470,184
†Edwards Lifesciences	80,610	5,570,957
		26,585,808
Health Care Providers & Services–1.31%
Cigna	46,830	8,787,650
		8,787,650
Hotels, Restaurants & Leisure–2.11%
Aramark	104,452	2,357,482
McDonald's	18,292	3,374,325
Starbucks	114,492	8,425,466
		14,157,273
Household Durables–0.74%
DR Horton	46,580	2,582,861
Toll Brothers	72,730	2,370,271
		4,953,132
Industrial Conglomerates–1.65%
Roper Technologies	28,410	11,030,467
		11,030,467
Insurance–2.14%
Axis Capital Holdings	77,928	3,160,760
Prudential Financial	46,217	2,814,615
Reinsurance Group of America	55,464	4,350,596
Travelers	35,207	4,015,359
		14,341,330
Interactive Media & Services–6.15%
†Alphabet Class A	21,281	30,177,522
†Facebook Class A	48,740	11,067,392
		41,244,914
Internet & Direct Marketing Retail–5.16%
†Amazon.com	12,540	34,595,603
		34,595,603
IT Services–3.10%
Accenture Class A	39,246	8,426,901
Visa Class A	63,903	12,344,143
		20,771,044
Life Sciences Tools & Services–1.40%
Thermo Fisher Scientific	25,870	9,373,736
		9,373,736
Machinery–3.04%
Deere & Co.	38,080	5,984,272
†Gates Industrial	141,670	1,456,368
†Ingersoll Rand	45,089	1,267,903
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Lincoln Electric Holdings	41,440	$ 3,490,905
Parker-Hannifin	44,712	8,194,368
		20,393,816
Media–1.49%
Comcast Class A	256,320	9,991,354
		9,991,354
Metals & Mining–0.32%
Reliance Steel & Aluminum	22,390	2,125,483
		2,125,483
Multi-Utilities–0.32%
Black Hills	37,414	2,119,877
		2,119,877
Oil, Gas & Consumable Fuels–0.82%
ConocoPhillips	88,035	3,699,231
Diamondback Energy	43,308	1,811,140
		5,510,371
Pharmaceuticals–4.33%
Johnson & Johnson	91,090	12,809,987
Merck & Co.	113,572	8,782,523
Pfizer	227,560	7,441,212
		29,033,722
Road & Rail–1.71%
Knight-Swift Transportation Holdings	69,751	2,909,314
†Lyft Class A	13,070	431,441
†Uber Technologies	17,510	544,211
Union Pacific	44,795	7,573,490
		11,458,456
Semiconductors & Semiconductor Equipment–3.60%
Broadcom	24,907	7,860,898
Intel	163,289	9,769,581
Texas Instruments	51,068	6,484,104
		24,114,583
Software–15.42%
†Adobe	30,680	13,355,311
Intuit	15,226	4,509,789
Microsoft	225,444	45,880,108
†PTC	65,510	5,096,023
†salesforce.com	57,020	10,681,557
†ServiceNow	24,070	9,749,794
SS&C Technologies Holdings	128,054	7,232,490
†Tyler Technologies	19,830	6,878,630
		103,383,702
Specialty Retail–3.86%
†Five Below	18,010	1,925,449

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Home Depot	67,065	$ 16,800,453
Tractor Supply	54,280	7,153,561
		25,879,463
Technology Hardware, Storage & Peripherals–5.19%
Apple	95,333	34,777,478
		34,777,478
Textiles, Apparel & Luxury Goods–1.26%
NIKE Class B	86,430	8,474,462
		8,474,462
Thrifts & Mortgage Finance–0.55%
Essent Group	101,520	3,682,130
		3,682,130
Total Common Stock (Cost $380,953,272)		667,164,188

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.45%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	3,033,833	$ 3,033,833
Total Money Market Fund (Cost $3,033,833)		3,033,833

TOTAL INVESTMENTS–99.99% (Cost $383,987,105)	670,198,021
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	73,150
NET ASSETS APPLICABLE TO 16,817,707 SHARES OUTSTANDING–100.00%	$670,271,171
NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS ($577,159,819 / 14,465,891 Shares)	$39.898
NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS ($93,111,352 / 2,351,816 Shares)	$39.591
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$328,728,679
Distributable earnings/(accumulated loss)	341,542,492
TOTAL NET ASSETS	$670,271,171

† Non-income producing.
★ Includes $165,692 payable for fund shares redeemed, $65,899 other accrued expenses payable and $278,831 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund–5

LVIP Delaware Social Awareness Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,002,861
EXPENSES:
Management fees	1,261,870
Distribution fees-Service Class	158,297
Shareholder servicing fees	95,062
Accounting and administration expenses	68,363
Reports and statements to shareholders	28,364
Professional fees	18,791
Trustees’ fees and expenses	9,355
Custodian fees	3,084
Consulting fees	1,127
Pricing fees	706
Other	9,424
Total operating expenses	1,654,443
NET INVESTMENT INCOME	4,348,418
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	7,050,201
Net change in unrealized appreciation (depreciation) of investments	(35,639,235)
NET REALIZED AND UNREALIZED LOSS	(28,589,034)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,240,616)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,348,418	$ 8,938,616
Net realized gain	7,050,201	50,624,049
Net change in unrealized appreciation (depreciation)	(35,639,235)	129,749,478
Net increase (decrease) in net assets resulting from operations	(24,240,616)	189,312,143
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(41,362,859)
Service Class	—	(6,224,436)
	—	(47,587,295)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,923,979	5,967,462
Service Class	4,522,243	8,361,353
Reinvestment of dividends and distributions:
Standard Class	—	41,362,859
Service Class	—	6,224,436
	7,446,222	61,916,110
Cost of shares redeemed:
Standard Class	(37,093,575)	(83,598,165)
Service Class	(8,649,785)	(12,836,742)
	(45,743,360)	(96,434,907)
Decrease in net assets derived from capital share transactions	(38,297,138)	(34,518,797)
NET INCREASE (DECREASE) IN NET ASSETS	(62,537,754)	107,206,051
NET ASSETS:
Beginning of period	732,808,925	625,602,874
End of period	$670,271,171	$732,808,925
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund–6

LVIP Delaware Social Awareness Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Social Awareness Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 41.154	$ 33.401	$ 39.132	$ 36.841	$ 40.028	$ 46.219
Income (loss) from investment operations:
Net investment income[2]	0.261	0.518	0.496	0.507	0.584	0.643
Net realized and unrealized gain (loss)	(1.517)	10.004	(1.771)	6.612	1.913	(1.131)
Total from investment operations	(1.256)	10.522	(1.275)	7.119	2.497	(0.488)
Less dividends and distributions from:
Net investment income	—	(0.799)	(0.503)	(0.489)	(0.573)	(0.621)
Net realized gain	—	(1.970)	(3.953)	(4.339)	(5.111)	(5.082)
Total dividends and distributions	—	(2.769)	(4.456)	(4.828)	(5.684)	(5.703)
Net asset value, end of period	$ 39.898	$ 41.154	$ 33.401	$ 39.132	$ 36.841	$ 40.028
Total return[3]	(3.05%)	31.98%	(4.56%)	20.19%	6.64%	(0.66%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$577,160	$632,383	$545,432	$647,337	$599,524	$635,177
Ratio of expenses to average net assets	0.46%	0.46%	0.46%	0.45%	0.44%	0.42%
Ratio of net investment income to average net assets	1.37%	1.34%	1.26%	1.29%	1.51%	1.42%
Portfolio turnover	7%	12%	13%	25%	27%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund–7

LVIP Delaware Social Awareness Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Social Awareness Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 40.909	$ 33.230	$ 38.943	$ 36.696	$ 39.901	$ 46.089
Income (loss) from investment operations:
Net investment income[2]	0.193	0.381	0.355	0.367	0.446	0.482
Net realized and unrealized gain (loss)	(1.511)	9.934	(1.744)	6.572	1.898	(1.125)
Total from investment operations	(1.318)	10.315	(1.389)	6.939	2.344	(0.643)
Less dividends and distributions from:
Net investment income	—	(0.666)	(0.371)	(0.353)	(0.438)	(0.463)
Net realized gain	—	(1.970)	(3.953)	(4.339)	(5.111)	(5.082)
Total dividends and distributions	—	(2.636)	(4.324)	(4.692)	(5.549)	(5.545)
Net asset value, end of period	$ 39.591	$ 40.909	$ 33.230	$ 38.943	$ 36.696	$ 39.901
Total return[3]	(3.22%)	31.51%	(4.89%)	19.77%	6.27%	(1.01%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 93,111	$100,426	$ 80,171	$ 90,382	$83,506	$ 85,440
Ratio of expenses to average net assets	0.81%	0.81%	0.81%	0.80%	0.79%	0.77%
Ratio of net investment income to average net assets	1.02%	0.99%	0.91%	0.94%	1.16%	1.07%
Portfolio turnover	7%	12%	13%	25%	27%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund–8

LVIP Delaware Social Awareness Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification
LVIP Delaware Social Awareness Fund–9

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$20,778
Legal	3,705
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $24,804 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$211,226
Distribution fees payable to LFD	26,808
Printing and mailing fees payable to Lincoln Life	24,816
Shareholder servicing fees payable to Lincoln Life	15,981
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2020, the Fund did not engage in any 17a-7 securities purchases or sales.
LVIP Delaware Social Awareness Fund–10

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$43,731,351
Sales	70,320,673
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$384,104,320
Aggregate unrealized appreciation of investments	$314,585,060
Aggregate unrealized depreciation of investments	(28,491,359)
Net unrealized appreciation of investments	$286,093,701
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$667,164,188	$—	$—	$667,164,188
Money Market Fund	3,033,833	—	—	3,033,833
Total Investments	$670,198,021	$—	$—	$670,198,021
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Social Awareness Fund–11

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	77,277	152,822
Service Class	127,305	216,682
Shares reinvested:
Standard Class	—	1,046,791
Service Class	—	159,003
	204,582	1,575,298
Shares redeemed:
Standard Class	(977,573)	(2,163,014)
Service Class	(230,355)	(333,462)
	(1,207,928)	(2,496,476)
Net decrease	(1,003,346)	(921,178)
5. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Social Awareness Fund–12

LVIP Delaware Social Awareness Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Social Awareness Fund–13

LVIP Delaware Wealth Builder Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Delaware Wealth Builder Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Wealth Builder Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$950.30	0.71%	$3.44
Service Class Shares	1,000.00	949.20	0.96%	4.65
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.30	0.71%	$3.57
Service Class Shares	1,000.00	1,020.10	0.96%	4.82

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	44.04%
U.S. Markets	42.20%
Aerospace & Defense	2.25%
Banks	1.18%
Capital Markets	1.27%
Chemicals	1.35%
Communications Equipment	1.31%
Diversified Telecommunication Services	2.29%
Electric Utilities	1.07%
Entertainment	1.29%
Equity Real Estate Investment Trusts	3.32%
Food Products	3.66%
Health Care Equipment & Supplies	1.13%
Health Care Providers & Services	3.65%
Hotels, Restaurants & Leisure	0.02%
Insurance	3.71%
IT Services	1.38%
Machinery	1.32%
Media	1.23%
Mortgage Real Estate Investment Trusts (REITs)	0.01%
Multiline Retail	1.18%
Oil, Gas & Consumable Fuels	1.22%
Pharmaceuticals	3.31%
Semiconductors & Semiconductor Equipment	2.52%
Software	1.23%
Specialty Retail	1.30%
Developed Markets	1.84%
Banks	0.02%
Beverages	0.13%
Chemicals	0.11%
Commercial Services & Supplies	0.13%
Diversified Telecommunication Services	0.06%
Equity Real Estate Investment Trusts	0.03%
Food & Staples Retailing	0.25%
Food Products	0.25%
Health Care Providers & Services	0.11%
Hotels, Restaurants & Leisure	0.05%
Machinery	0.05%
Media	0.07%
Multiline Retail	0.02%
Personal Products	0.03%
Pharmaceuticals	0.26%
Real Estate Management & Development	0.07%
Specialty Retail	0.02%
Textiles, Apparel & Luxury Goods	0.10%
Wireless Telecommunication Services	0.08%
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	0.01%
Agency Commercial Mortgage-Backed Securities	0.89%
Agency Mortgage-Backed Securities	9.81%
Corporate Bonds	22.12%
Advertising	0.05%
Aerospace & Defense	0.39%
Airlines	0.03%
Apparel	0.06%
Auto Manufacturers	0.19%
Banks	4.43%
Beverages	0.37%
Biotechnology	0.46%
Building Materials	0.11%
Chemicals	0.10%
Commercial Services	0.56%
Computers	0.66%
Distribution/Wholesale	0.07%
Diversified Financial Services	1.00%
Electric	2.33%
Entertainment	0.03%
Environmental Control	0.04%
Food	0.26%
Food Service	0.03%
Health Care Products	0.08%
Health Care Services	0.52%
Home Builders	0.08%
Insurance	0.09%
Internet	0.48%
Iron & Steel	0.06%
Lodging	0.14%
Machinery Construction & Mining	0.21%
Machinery Diversified	0.51%
Media	1.70%
Mining	0.54%
Miscellaneous Manufacturing	0.10%
Office Business Equipment	0.00%
Oil & Gas	0.81%
Packaging & Containers	0.11%
Pharmaceuticals	1.03%
Pipelines	0.72%
Real Estate Investment Trusts	0.58%
Retail	0.70%
Semiconductors	0.51%
Software	0.22%
Telecommunications	1.56%
Transportation	0.07%
Trucking & Leasing	0.11%
Water	0.02%

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
Municipal Bonds	3.45%
Non-Agency Asset-Backed Securities	1.37%
Non-Agency Collateralized Mortgage Obligations	0.32%
Non-Agency Commercial Mortgage-Backed Securities	3.17%
U.S. Treasury Obligations	5.88%
Exchange-Traded Funds	3.55%
Money Market Fund	0.01%
Short-Term Investments	4.90%
Total Investments	99.52%
Receivables and Other Assets Net of Liabilities	0.48%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
DuPont de Nemours	1.35%
Marsh & McLennan	1.33%
Caterpillar	1.32%
Cognizant Technology Solutions Class A	1.32%
Broadcom	1.31%
Cisco Systems	1.31%
Lowe's	1.30%
Walt Disney	1.29%
Archer-Daniels-Midland	1.29%
Bank of New York Mellon	1.26%
Total	13.08%

Geography	Percentage of Net Assets
Australia	0.05%
Belgium	0.22%
Canada	0.38%
Cayman Islands	1.00%
Denmark	0.13%
France	0.55%
Germany	0.21%
Ireland	0.33%
Japan	0.38%
Netherlands	0.45%
Puerto Rico	0.06%
Sweden	0.08%
Switzerland	0.76%
United Arab Emirates	0.01%
United Kingdom	0.69%
United States	85.75%
Total	91.05%

IT–Information Technology

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–44.04%
U.S. MARKETS–42.20%
Aerospace & Defense–2.25%
Northrop Grumman	5,200	$ 1,598,688
Raytheon Technologies	29,179	1,798,010
		3,396,698
Banks–1.18%
Truist Financial	47,600	1,787,380
		1,787,380
Capital Markets–1.27%
Bank of New York Mellon	49,500	1,913,175
		1,913,175
Chemicals–1.35%
DuPont de Nemours	38,500	2,045,505
		2,045,505
Communications Equipment–1.31%
Cisco Systems	42,500	1,982,200
		1,982,200
Diversified Telecommunication Services–2.29%
AT&T	58,437	1,766,550
Verizon Communications	30,843	1,700,375
		3,466,925
Electric Utilities–1.07%
Edison International	29,800	1,618,438
		1,618,438
Entertainment–1.29%
†Walt Disney	17,510	1,952,540
		1,952,540
Equity Real Estate Investment Trusts–3.32%
Alexandria Real Estate Equities	645	104,651
Alpine Income Property Trust	1,900	30,894
American Tower	237	61,274
AvalonBay Communities	745	115,207
Boston Properties	229	20,697
Camden Property Trust	1,626	148,324
Cousins Properties	1,446	43,134
Equinix	514	360,982
Equity Residential	30,458	1,791,540
Essex Property Trust	580	132,919
Extra Space Storage	941	86,920
First Industrial Realty Trust	1,555	59,774
Healthcare Trust of America Class A	2,406	63,807
Healthpeak Properties	1,636	45,088
Hudson Pacific Properties	2,221	55,880
Invitation Homes	5,438	149,708
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Kilroy Realty	1,944	$ 114,113
†Kimco Realty	4,796	61,581
Life Storage	930	88,303
MGM Growth Properties Class A	2,260	61,495
Mid-America Apartment Communities	789	90,475
National Retail Properties	1,031	36,580
Pebblebrook Hotel Trust	1,798	24,561
Prologis	3,280	306,122
Public Storage	72	13,816
QTS Realty Trust Class A	1,291	82,740
Realty Income	1,463	87,049
Regency Centers	596	27,350
†Retail Opportunity Investments	3,485	39,485
Rexford Industrial Realty	2,455	101,711
SBA Communications	387	115,295
†SITE Centers	3,240	26,244
Sun Communities	944	128,082
UDR	3,656	136,661
VICI Properties	5,318	107,370
Welltower	1,961	101,482
		5,021,314
Food Products–3.66%
Archer-Daniels-Midland	48,900	1,951,110
Conagra Brands	52,800	1,856,976
Mondelez International Class A	33,800	1,728,194
		5,536,280
Health Care Equipment & Supplies–1.13%
Abbott Laboratories	18,700	1,709,741
		1,709,741
Health Care Providers & Services–3.65%
†Brookdale Senior Living	31,603	93,229
Cardinal Health	34,500	1,800,555
†Cigna	9,500	1,782,675
CVS Health	28,408	1,845,668
		5,522,127
Hotels, Restaurants & Leisure–0.02%
†Hilton Worldwide Holdings	401	29,453
		29,453
Insurance–3.71%
Allstate	18,900	1,833,111
American International Group	56,900	1,774,142
Marsh & McLennan	18,700	2,007,819
		5,615,072
LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services–1.38%
Cognizant Technology Solutions Class A	35,041	$ 1,991,030
Switch Class A	5,727	102,055
		2,093,085
Machinery–1.32%
Caterpillar	15,741	1,991,236
		1,991,236
Media–1.23%
Comcast Class A	47,847	1,865,076
		1,865,076
Mortgage Real Estate Investment Trusts (REITs)–0.01%
Blackstone Mortgage Trust Class A	819	19,730
		19,730
Multiline Retail–1.18%
†Dollar Tree	19,300	1,788,724
		1,788,724
Oil, Gas & Consumable Fuels–1.22%
ConocoPhillips	43,970	1,847,619
		1,847,619
Pharmaceuticals–3.31%
Johnson & Johnson	12,062	1,696,279
Merck & Co.	22,200	1,716,726
Pfizer	48,895	1,598,867
		5,011,872
Semiconductors & Semiconductor Equipment–2.52%
Broadcom	6,300	1,988,343
Intel	30,496	1,824,576
		3,812,919
Software–1.23%
Oracle	33,500	1,851,545
		1,851,545
Specialty Retail–1.30%
Lowe's	14,500	1,959,240
		1,959,240
Total U.S. Markets (Cost $57,740,919)		63,837,894
§DEVELOPED MARKETS–1.84%
Banks–0.02%
†BNP Paribas	677	27,049
		27,049
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Beverages–0.13%
Asahi Group Holdings	1,800	$ 63,220
Diageo	2,980	99,047
Kirin Holdings	1,700	35,836
		198,103
Chemicals–0.11%
Air Liquide	1,150	166,275
		166,275
Commercial Services & Supplies–0.13%
†G4S	48,720	68,925
Secom	500	43,871
†Securitas Class B	6,655	89,990
		202,786
Diversified Telecommunication Services–0.06%
Orange	7,450	89,087
		89,087
Equity Real Estate Investment Trusts–0.03%
Assura	50,500	49,003
		49,003
Food & Staples Retailing–0.25%
Koninklijke Ahold Delhaize	6,980	190,233
Lawson	1,200	60,361
Seven & i Holdings	3,900	127,583
		378,177
Food Products–0.25%
Danone	2,295	159,303
Kerry Group Class A	335	41,616
Nestle	1,540	170,741
		371,660
Health Care Providers & Services–0.11%
Fresenius Medical Care & Co.	1,960	168,618
		168,618
Hotels, Restaurants & Leisure–0.05%
Sodexo	1,110	75,267
		75,267
Machinery–0.05%
Makita	2,200	80,002
		80,002
Media–0.07%
Publicis Groupe	3,150	102,328
		102,328

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Multiline Retail–0.02%
Next	625	$ 37,840
		37,840
Personal Products–0.03%
Kao	600	47,615
		47,615
Pharmaceuticals–0.26%
Novo Nordisk Class B	3,065	199,678
Roche Holding	550	190,547
		390,225
Real Estate Management & Development–0.07%
Deutsche Wohnen	1,283	57,652
Grainger	12,557	44,558
		102,210
Specialty Retail–0.02%
Hennes & Mauritz Class B	1,990	29,047
		29,047
Textiles, Apparel & Luxury Goods–0.10%
†adidas	320	84,368
Swatch Group	310	62,221
		146,589
Wireless Telecommunication Services–0.08%
KDDI	4,000	119,348
		119,348
Total Developed Markets (Cost $2,778,300)		2,781,229
Total Common Stock (Cost $60,519,219)		66,619,123

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.01%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	22	27
GNMA Series 2013-113 LY 3.00% 5/20/43	9,000	9,819
Total Agency Collateralized Mortgage Obligations (Cost $9,241)		9,846
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.89%
•FREMF Mortgage Trust
Series 2011-K10 B 4.74% 11/25/49	400,000	401,689
Series 2011-K15 B 5.13% 8/25/44	10,000	10,311
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2012-K22 B 3.81% 8/25/45	35,000	$ 35,855
Series 2013-K24 B 3.62% 11/25/45	260,000	269,829
Series 2014-K717 B 3.75% 11/25/47	435,000	444,203
Series 2014-K717 C 3.75% (LIBOR01M + 2.20%) 11/25/47	150,000	150,953
Series 2017-K71 B 3.88% 11/25/50	35,000	38,564
Total Agency Commercial Mortgage-Backed Securities (Cost $1,357,080)		1,351,404
AGENCY MORTGAGE-BACKED SECURITIES–9.81%
Fannie Mae S.F. 20 yr
3.00% 12/1/37	352,099	370,975
3.00% 1/1/38	590,019	621,649
Fannie Mae S.F. 30 yr
3.00% 1/1/47	13,000	13,928
3.00% 7/1/47	1,164,283	1,230,740
3.00% 10/1/47	180,320	186,671
3.00% 2/1/48	568,145	613,654
3.00% 3/1/48	290,278	308,186
3.00% 11/1/48	147,472	155,737
3.00% 10/1/49	56,996	60,052
3.00% 1/1/50	95,283	100,391
3.00% 3/1/50	9,871	10,543
3.50% 7/1/47	217,931	235,858
3.50% 2/1/48	883,170	959,290
3.50% 11/1/48	182,320	193,031
3.50% 6/1/49	177,101	186,089
3.50% 11/1/49	544,761	572,631
3.50% 12/1/49	996,778	1,072,753
3.50% 1/1/50	310,925	326,975
3.50% 3/1/50	153,575	168,568
4.00% 4/1/48	153,710	163,610
4.50% 6/1/40	17,400	19,340
4.50% 7/1/40	15,121	16,711
4.50% 2/1/41	60,671	67,505
4.50% 8/1/41	29,945	34,016
4.50% 5/1/46	71,832	79,835
4.50% 4/1/48	394,935	439,609
4.50% 12/1/48	170,702	183,375
4.50% 1/1/49	415,813	460,054
4.50% 11/1/49	155,163	166,576
4.50% 1/1/50	114,778	124,743
5.50% 5/1/44	513,503	589,388
6.00% 6/1/41	102,923	120,055
6.00% 7/1/41	184,031	214,659
Freddie Mac S.F. 30 yr
3.00% 8/1/48	138,306	147,399

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 12/1/48	238,697	$ 252,141
3.00% 11/1/49	18,765	19,771
3.00% 12/1/49	24,447	25,898
3.00% 1/1/50	86,991	92,256
3.50% 11/1/48	1,059,201	1,157,257
4.00% 10/1/47	287,544	305,864
4.50% 7/1/45	107,495	119,571
4.50% 8/1/48	600,681	656,034
4.50% 12/1/48	1,265,746	1,374,746
4.50% 3/1/49	95,615	103,626
4.50% 4/1/49	112,534	123,171
4.50% 8/1/49	195,146	216,281
5.50% 9/1/41	80,101	92,075
GNMA I S.F. 30 yr 3.00% 3/15/50	78,595	83,653
GNMA II S.F. 30 yr 5.50% 5/20/37	4,303	4,916
Total Agency Mortgage-Backed Securities (Cost $14,179,215)		14,841,856
CORPORATE BONDS–22.12%
Advertising–0.05%
Lamar Media 5.75% 2/1/26	70,000	72,213
		72,213
Aerospace & Defense–0.39%
Bombardier 6.00% 10/15/22	50,000	34,750
Lockheed Martin 1.85% 6/15/30	500,000	512,374
TransDigm 6.25% 3/15/26	45,000	44,972
		592,096
Airlines–0.03%
Delta Air Lines 7.00% 5/1/25	40,000	41,291
		41,291
Apparel–0.06%
VF 2.40% 4/23/25	45,000	47,394
William Carter 5.63% 3/15/27	40,000	41,200
		88,594
Auto Manufacturers–0.19%
Allison Transmission 5.88% 6/1/29	65,000	67,600
General Motors Financial 4.35% 4/9/25	210,000	221,637
		289,237
Banks–4.43%
μBank of America
2.50% 2/13/31	245,000	256,806
2.59% 4/29/31	40,000	42,310
2.68% 6/19/41	70,000	71,882
3.46% 3/15/25	495,000	536,898
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of America (continued)
4.08% 3/20/51	50,000	$ 62,390
6.50% 10/23/24	60,000	64,480
Bank of Montreal 1.85% 5/1/25	445,000	460,707
μCredit Suisse Group
3.87% 1/12/29	475,000	524,337
6.25% 12/29/49	200,000	208,336
Goldman Sachs Group
2.60% 2/7/30	50,000	52,198
3.50% 4/1/25	255,000	279,609
μJPMorgan Chase & Co.
2.52% 4/22/31	55,000	58,086
3.11% 4/22/41	30,000	32,294
3.11% 4/22/51	45,000	48,430
4.02% 12/5/24	265,000	292,002
4.60% 12/31/99	60,000	53,496
5.00% 12/31/99	125,000	120,226
KeyBank 3.40% 5/20/26	250,000	275,820
Morgan Stanley
•1.67% (LIBOR03M + 1.22%) 5/8/24	100,000	100,739
μ3.62% 4/1/31	45,000	51,396
5.00% 11/24/25	270,000	315,362
Northern Trust 1.95% 5/1/30	300,000	308,380
PNC Financial Services Group 2.60% 7/23/26	550,000	596,716
Popular 6.13% 9/14/23	95,000	95,950
μRoyal Bank of Scotland Group 8.63% 12/29/49	200,000	207,950
State Street
3.10% 5/15/23	25,000	26,870
3.30% 12/16/24	480,000	534,562
μTruist Bank 2.64% 9/17/29	522,000	523,825
μTruist Financial 4.95% 12/31/99	50,000	51,125
US Bancorp
3.00% 7/30/29	70,000	76,005
3.10% 4/27/26	65,000	72,114
3.38% 2/5/24	165,000	180,345
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	110,000	90,860
μWells Fargo & Co. 3.07% 4/30/41	35,000	36,418
		6,708,924
Beverages–0.37%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	300,000	336,855
4.15% 1/23/25	145,000	164,534
Cott Holdings 5.50% 4/1/25	60,000	60,306
		561,695

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.46%
Amgen
2.20% 2/21/27	25,000	$ 26,362
2.45% 2/21/30	80,000	84,566
Gilead Sciences 4.15% 3/1/47	460,000	585,686
		696,614
Building Materials–0.11%
Boise Cascade 5.63% 9/1/24	50,000	50,375
Standard Industries 5.00% 2/15/27	110,000	111,375
		161,750
Chemicals–0.10%
LYB International Finance III 2.88% 5/1/25	30,000	31,947
Olin
5.00% 2/1/30	55,000	48,675
5.13% 9/15/27	45,000	42,075
PolyOne 5.75% 5/15/25	22,000	22,633
		145,330
Commercial Services–0.56%
Ashtead Capital 5.25% 8/1/26	200,000	210,250
Global Payments 2.65% 2/15/25	375,000	398,000
Prime Security Services Borrower 5.75% 4/15/26	60,000	62,175
Service International 4.63% 12/15/27	55,000	57,063
United Rentals North America
5.50% 5/15/27	95,000	97,850
5.88% 9/15/26	20,000	20,960
		846,298
Computers–0.66%
Apple 2.05% 9/11/26	435,000	464,776
International Business Machines
3.00% 5/15/24	475,000	514,379
3.30% 5/15/26	15,000	16,879
		996,034
Distribution/Wholesale–0.07%
HD Supply 5.38% 10/15/26	55,000	56,169
Univar Solutions 5.13% 12/1/27	55,000	55,639
		111,808
Diversified Financial Services–1.00%
AerCap Ireland Capital 4.45% 4/3/26	325,000	308,019
Air Lease 3.00% 2/1/30	90,000	83,401
Ally Financial 5.75% 11/20/25	135,000	144,223
International Lease Finance 8.63% 1/15/22	225,000	241,722
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Group
4.15% 1/23/30	475,000	$ 515,690
6.45% 6/8/27	25,000	29,332
6.50% 1/20/43	15,000	17,427
Mastercard
3.30% 3/26/27	135,000	152,874
3.85% 3/26/50	15,000	18,714
		1,511,402
Electric–2.33%
AEP Texas 3.45% 1/15/50	20,000	21,546
Calpine 5.25% 6/1/26	75,000	75,728
Duke Energy Indiana
2.75% 4/1/50	125,000	125,751
3.25% 10/1/49	275,000	304,714
Entergy Louisiana 4.95% 1/15/45	20,000	21,789
Entergy Mississippi 2.85% 6/1/28	165,000	178,402
Entergy Texas 3.55% 9/30/49	325,000	357,768
Evergy Kansas Central 3.45% 4/15/50	80,000	88,547
Evergy Metro 3.65% 8/15/25	65,000	73,249
FirstEnergy Transmission 4.55% 4/1/49	25,000	30,364
National Rural Utilities Cooperative Finance
2.85% 1/27/25	330,000	362,389
μ4.75% 4/30/43	15,000	15,019
μ5.25% 4/20/46	98,000	103,871
Nevada Power 3.13% 8/1/50	195,000	211,317
NextEra Energy Capital Holdings
2.90% 4/1/22	145,000	150,934
3.15% 4/1/24	200,000	217,079
PacifiCorp
2.70% 9/15/30	15,000	16,337
3.30% 3/15/51	20,000	22,025
Southern California Edison
4.00% 4/1/47	85,000	97,062
4.88% 3/1/49	130,000	167,952
Southwestern Electric Power 4.10% 9/15/28	460,000	522,639
Vistra Operations 5.50% 9/1/26	115,000	117,661
Xcel Energy
2.60% 12/1/29	25,000	26,819
3.40% 6/1/30	30,000	34,461
3.50% 12/1/49	160,000	178,388
		3,521,811
Entertainment–0.03%
Scientific Games International 8.25% 3/15/26	53,000	47,037
		47,037

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.04%
Covanta Holding 5.88% 7/1/25	60,000	$ 60,750
		60,750
Food–0.26%
JBS USA Finance
5.75% 6/15/25	45,000	45,563
6.50% 4/15/29	40,000	42,450
Pilgrim's Pride
5.75% 3/15/25	75,000	74,781
5.88% 9/30/27	40,000	40,008
Post Holdings
5.00% 8/15/26	75,000	75,281
5.63% 1/15/28	60,000	62,100
5.75% 3/1/27	55,000	56,925
		397,108
Food Service–0.03%
Aramark Services 5.00% 2/1/28	55,000	52,250
		52,250
Health Care Products–0.08%
Hill-Rom Holdings
4.38% 9/15/27	30,000	30,712
5.00% 2/15/25	20,000	20,604
Hologic 4.63% 2/1/28	10,000	10,375
Stryker 1.95% 6/15/30	55,000	55,232
		116,923
Health Care Services–0.52%
Centene
3.38% 2/15/30	65,000	65,631
4.63% 12/15/29	65,000	68,820
5.38% 8/15/26	60,000	62,413
Charles River Laboratories International
4.25% 5/1/28	35,000	34,982
5.50% 4/1/26	90,000	93,600
Community Health Systems 6.63% 2/15/25	40,000	37,600
Encompass Health
5.13% 3/15/23	5,000	5,025
5.75% 11/1/24	51,000	51,000
5.75% 9/15/25	5,000	5,139
HCA
5.38% 2/1/25	45,000	48,206
5.88% 2/15/26	135,000	148,162
New York and Presbyterian Hospital 4.06% 8/1/56	40,000	49,799
Tenet Healthcare
5.13% 5/1/25	65,000	62,739
8.13% 4/1/22	40,000	42,000
Universal Health Services 5.00% 6/1/26	10,000	10,247
		785,363
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Builders–0.08%
Lennar
4.50% 4/30/24	20,000	$ 20,796
4.75% 5/30/25	40,000	42,700
5.88% 11/15/24	20,000	21,855
PulteGroup 5.00% 1/15/27	35,000	37,450
		122,801
Insurance–0.09%
HUB International 7.00% 5/1/26	55,000	55,000
USIS Merger Sub 6.88% 5/1/25	85,000	85,744
		140,744
Internet–0.48%
Amazon.com
1.20% 6/3/27	25,000	25,159
1.50% 6/3/30	375,000	380,301
2.50% 6/3/50	60,000	60,683
μE*TRADE Financial 5.88% 9/15/26	165,000	171,187
Netflix 5.88% 11/15/28	80,000	90,984
		728,314
Iron & Steel–0.06%
Steel Dynamics 5.00% 12/15/26	80,000	84,672
		84,672
Lodging–0.14%
Boyd Gaming 6.38% 4/1/26	105,000	99,750
Hilton Worldwide Finance 4.88% 4/1/27	90,000	87,862
MGM Resorts International 5.75% 6/15/25	19,000	18,787
		206,399
Machinery Construction & Mining–0.21%
Caterpillar
2.60% 4/9/30	240,000	260,971
3.25% 4/9/50	55,000	61,425
		322,396
Machinery Diversified–0.51%
Otis Worldwide
2.06% 4/5/25	40,000	41,919
2.57% 2/15/30	620,000	650,158
3.11% 2/15/40	45,000	46,139
3.36% 2/15/50	25,000	26,462
		764,678
Media–1.70%
AMC Networks 4.75% 8/1/25	105,000	103,162
CCO Holdings
4.50% 8/15/30	35,000	35,718

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CCO Holdings (continued)
5.13% 5/1/27	40,000	$ 41,384
5.38% 6/1/29	45,000	47,475
5.88% 5/1/27	55,000	57,390
Charter Communications Operating 3.70% 4/1/51	45,000	43,774
Comcast
3.20% 7/15/36	100,000	111,155
3.75% 4/1/40	180,000	211,727
CSC Holdings
5.25% 6/1/24	11,000	11,681
6.75% 11/15/21	40,000	41,988
7.75% 7/15/25	200,000	207,980
Discovery Communications 4.13% 5/15/29	420,000	479,447
Gray Television 5.88% 7/15/26	105,000	104,606
Sinclair Television Group 5.13% 2/15/27	40,000	36,400
Sirius XM Radio
5.00% 8/1/27	115,000	117,969
5.38% 7/15/26	50,000	51,637
Time Warner Cable 7.30% 7/1/38	165,000	228,463
Time Warner Entertainment 8.38% 3/15/23	65,000	76,168
ViacomCBS
4.38% 3/15/43	490,000	512,218
4.95% 1/15/31	40,000	46,776
		2,567,118
Mining–0.54%
FMG Resources 5.13% 5/15/24	30,000	30,900
FMG Resources August 4.75% 5/15/22	40,000	40,771
Freeport-McMoRan
4.55% 11/14/24	50,000	50,813
5.45% 3/15/43	50,000	49,000
Hudbay Minerals 7.63% 1/15/25	30,000	28,725
Newmont 2.25% 10/1/30	75,000	75,990
Newmont Goldcorp 2.80% 10/1/29	520,000	548,277
		824,476
Miscellaneous Manufacturing–0.10%
General Electric
3.63% 5/1/30	25,000	25,022
4.35% 5/1/50	50,000	49,552
General Electric 3.45% 5/1/27	35,000	35,902
Koppers 6.00% 2/15/25	45,000	43,763
		154,239
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Business Equipment–0.00%
CDW 5.00% 9/1/25	5,000	$ 5,144
		5,144
Oil & Gas–0.81%
Hilcorp Energy I 5.00% 12/1/24	95,000	81,700
Marathon Oil 4.40% 7/15/27	475,000	466,161
Murphy Oil 5.88% 12/1/27	60,000	52,800
Newfield Exploration 5.38% 1/1/26	50,000	46,822
Noble Energy
3.25% 10/15/29	240,000	216,723
3.90% 11/15/24	55,000	55,407
4.20% 10/15/49	35,000	28,862
4.95% 8/15/47	145,000	129,065
5.05% 11/15/44	20,000	18,174
Precision Drilling 7.13% 1/15/26	75,000	45,750
Southwestern Energy 7.75% 10/1/27	90,000	78,300
		1,219,764
Packaging & Containers–0.11%
Crown Americas 4.75% 2/1/26	67,000	68,275
Mauser Packaging Solutions Holding 5.50% 4/15/24	105,000	103,130
		171,405
Pharmaceuticals–1.03%
AbbVie
2.95% 11/21/26	30,000	32,827
4.05% 11/21/39	217,000	251,678
Bausch Health 5.50% 11/1/25	90,000	91,985
Bristol-Myers Squibb 2.90% 7/26/24	485,000	524,667
Cigna
2.40% 3/15/30	35,000	36,312
3.20% 3/15/40	30,000	31,769
CVS Health
3.75% 4/1/30	35,000	40,246
4.30% 3/25/28	395,000	461,791
4.78% 3/25/38	70,000	86,957
		1,558,232
Pipelines–0.72%
Cheniere Corpus Christi Holdings 5.13% 6/30/27	65,000	71,320
Cheniere Energy Partners 5.25% 10/1/25	45,000	44,852
Crestwood Midstream Partners 6.25% 4/1/23	60,000	53,400
Energy Transfer Operating
5.25% 4/15/29	265,000	289,187
6.25% 4/15/49	165,000	174,862

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
MPLX
4.00% 3/15/28	85,000	$ 89,556
4.13% 3/1/27	105,000	112,016
5.50% 2/15/49	150,000	170,195
NuStar Logistics 5.63% 4/28/27	70,000	67,658
Targa Resources Partners 5.38% 2/1/27	20,000	19,300
		1,092,346
Real Estate Investment Trusts–0.58%
Crown Castle International 5.25% 1/15/23	465,000	517,433
CubeSmart 3.00% 2/15/30	55,000	58,354
Iron Mountain US Holdings 5.38% 6/1/26	86,000	86,430
MGM Growth Properties Operating Partnership/MGP Finance Co-Issuer 5.75% 2/1/27	110,000	112,750
SBA Communications 4.88% 9/1/24	95,000	97,383
		872,350
Retail–0.70%
Home Depot
2.70% 4/15/30	270,000	296,414
3.35% 4/15/50	30,000	34,213
KFC Holding
5.00% 6/1/24	18,000	18,337
5.25% 6/1/26	93,000	95,325
Murphy Oil
4.75% 9/15/29	20,000	20,450
5.63% 5/1/27	90,000	92,925
TJX Companies 4.50% 4/15/50	25,000	31,965
TJXs 3.88% 4/15/30	365,000	428,843
Yum! Brands 4.75% 1/15/30	35,000	35,525
		1,053,997
Semiconductors–0.51%
Broadcom
4.15% 11/15/30	8,000	8,704
4.70% 4/15/25	11,000	12,384
5.00% 4/15/30	40,000	45,965
NXP
4.13% 6/1/21	200,000	205,967
4.30% 6/18/29	8,000	9,075
4.88% 3/1/24	250,000	279,209
Sensata Technologies UK Financing 6.25% 2/15/26	200,000	207,500
		768,804
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–0.22%
CDK Global
5.00% 10/15/24	55,000	$ 58,300
5.88% 6/15/26	69,000	71,665
Oracle 2.95% 4/1/30	65,000	72,413
SS&C Technologies 5.50% 9/30/27	130,000	132,390
		334,768
Telecommunications–1.56%
Altice France 7.38% 5/1/26	200,000	208,788
AT&T
4.35% 3/1/29	132,000	153,875
4.50% 3/9/48	10,000	11,735
4.90% 8/15/37	55,000	65,882
CommScope Technologies 5.00% 3/15/27	55,000	49,538
Front Range BidCo 4.00% 3/1/27	90,000	85,415
Frontier Communications 5.35% 6/15/24	62,838	61,076
Level 3 Financing 4.25% 7/1/28	75,000	74,901
Sprint
7.13% 6/15/24	65,000	73,394
7.88% 9/15/23	54,000	60,817
T-Mobile USA
3.50% 4/15/25	45,000	49,051
3.75% 4/15/27	45,000	49,927
3.88% 4/15/30	160,000	178,331
4.38% 4/15/40	30,000	34,702
6.50% 1/15/26	63,000	65,827
Verizon Communications
3.15% 3/22/30	20,000	22,607
4.00% 3/22/50	15,000	18,884
4.50% 8/10/33	350,000	435,849
4.52% 9/15/48	95,000	125,539
Vodafone Group
4.25% 9/17/50	210,000	246,034
4.88% 6/19/49	230,000	288,186
		2,360,358
Transportation–0.07%
Union Pacific 3.25% 2/5/50	95,000	103,891
		103,891
Trucking & Leasing–0.11%
μAerCap Global Aviation Trust 6.50% 6/15/45	200,000	148,700
DAE Funding 5.75% 11/15/23	24,000	22,860
		171,560

LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Water–0.02%
Essential Utilities 2.70% 4/15/30	30,000	$ 31,359
		31,359
Total Corporate Bonds (Cost $32,200,822)		33,464,343
MUNICIPAL BONDS–3.45%
Berks County Industrial Development Authority (Tower Health Obligated Group) 5.00% 11/1/50	250,000	276,340
California Municipal Finance Authority (LINX APM Project) Senior A 5.00% 12/31/47 (AMT)	100,000	112,919
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	25,000	44,517
Central Plains Energy Project Series A 5.00% 9/1/42	250,000	337,070
Chicago O'Hare International Airport Series A 5.00% 1/1/48 (AMT)	250,000	294,255
City of Chicago Illinios Series A 6.00% 1/1/38	250,000	282,023
Cuyahoga County Ohio Hospital Revenue (MetroHealth System) 5.50% 2/15/57	500,000	558,230
Golden State Tobacco Securitization Series A-1 A1 5.00% 6/1/34	100,000	119,568
Los Angeles Department of Water & Power Power System Revenue Series A 5.00% 7/1/49	250,000	314,448
Lower Alabama Gas District Series A 5.00% 9/1/46	250,000	343,332
New Jersey Economic Development Authority
5.00% 6/15/40	40,000	47,295
5.00% 6/15/40	160,000	168,478
New York Liberty Development 5.25% 10/1/35	500,000	674,440
Salt Verde Financial 5.00% 12/1/37	500,000	662,395
South Carolina Public Service Authority Series D 4.77% 12/1/45	10,000	12,418
State of Illinois 5.00% 12/1/34	525,000	559,419
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Tarrant County Cultural Education Facilities Finance (Buckner Senior Living - Ventana Project) 6.75% 11/15/47	400,000	$ 417,792
Total Municipal Bonds (Cost $4,753,883)		5,224,939
NON-AGENCY ASSET-BACKED SECURITIES–1.37%
•AMMC CLO
Series 2017-21A A 1.81% (LIBOR03M + 1.25%) 11/2/30	100,000	97,729
Series 2018-22A A 2.02% (LIBOR03M + 1.03%) 4/25/31	100,000	96,677
•Apex Credit CLO Series 2018-1A A2 2.02% (LIBOR03M + 1.03%) 4/25/31	100,000	95,482
•Cedar Funding VIII CLO Series 2017-8A A1 2.38% (LIBOR03M + 1.25%) 10/17/30	250,000	245,774
•CFIP CLO Series 2017-1A A 2.36% (LIBOR03M + 1.22%) 1/18/30	250,000	245,753
CNH Equipment Trust Series 2017-A A3 2.07% 5/16/22	36,893	37,066
HOA Funding Series 2014-1A A2 4.85% 8/20/44	44,250	40,282
•Man GLG US CLO Series 2018-1A A1R 2.28% (LIBOR03M + 1.14%) 4/22/30	250,000	240,603
•Mercedes-Benz Master Owner Trust Series 2018-BA A 0.52% (LIBOR01M + 0.34%) 5/15/23	100,000	98,431
•Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 0.81% (LIBOR01M + 0.63%) 9/25/23	20,000	19,966
•OCP CLO Series 2017-13A A1A 2.48% (LIBOR03M + 1.26%) 7/15/30	250,000	246,070
Tesla Auto Lease Trust Series 2019-A A2 2.13% 4/20/22	300,000	303,362
•Towd Point Mortgage Trust Series 2015-5 A1B 2.75% 5/25/55	21,179	21,321
Toyota Auto Receivables Owner Trust Series 2018-D A2 2.98% 8/15/21	35,885	36,009

LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Venture XXVIII CLO Series 2017-28A A2 2.25% (LIBOR03M + 1.11%) 7/20/30	250,000	$ 243,306
Total Non-Agency Asset-Backed Securities (Cost $2,106,014)		2,067,831
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.32%
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	176,957
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	6,702	6,709
•Flagstar Mortgage Trust Series 2018-5 A7 4.00% 9/25/48	63,027	64,368
JP Morgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	12,054	12,938
•Series 2007-A1 7A4 3.90% 7/25/35	4,670	4,582
•JPMorgan Mortgage Trust
Series 2014-2 B2 3.40% 6/25/29	72,665	72,567
Series 2018-4 A15 3.50% 10/25/48	20,062	20,808
•Sequoia Mortgage Trust
Series 2014-2 A4 3.50% 7/25/44	15,346	15,610
Series 2015-1 B2 3.87% 1/25/45	12,009	12,158
Series 2017-4 A1 3.50% 7/25/47	48,747	50,284
Series 2018-5 A4 3.50% 5/25/48	39,419	40,018
Total Non-Agency Collateralized Mortgage Obligations (Cost $453,588)		476,999
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.17%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	77,523
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	50,582
Series 2019-BN20 A3 3.01% 9/15/62	395,000	437,238
Benchmark Mortgage Trust
Series 2018-B3 A5 4.03% 4/10/51	40,000	46,290
•Series 2019-B10 B 4.18% 3/15/62	225,000	242,391
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2019-B9 A5 4.02% 3/15/52	45,000	$ 52,367
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	60,000	65,111
Series 2019-CD8 A4 2.91% 8/15/57	400,000	434,391
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	105,319
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	48,653
Series 2016-P3 A4 3.33% 4/15/49	145,000	157,539
Series 2019-C7 A4 3.10% 12/15/72	500,000	554,670
Series 2020-555 A 2.65% 12/10/41	100,000	100,424
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	40,000	40,658
Series 2014-CR19 A5 3.80% 8/10/47	30,000	32,715
Series 2014-CR20 AM 3.94% 11/10/47	85,000	89,799
Series 2015-3BP A 3.18% 2/10/35	100,000	105,827
Series 2015-CR23 A4 3.50% 5/10/48	35,000	38,081
♦Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	50,000	55,686
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	75,000	81,483
Series 2016-C3 A5 2.89% 8/10/49	45,000	48,210
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.88% 11/10/46	100,000	100,592
GRACE Mortgage Trust Series 2014-GRCE A 3.37% 6/10/28	200,000	200,498
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	33,046
Series 2017-GS5 A4 3.67% 3/10/50	65,000	72,777
Series 2019-GC39 A4 3.57% 5/10/52	20,000	22,761
Series 2020-GC47 A5 2.38% 5/12/53	35,000	36,897

LVIP Delaware Wealth Builder Fund–13

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	200,000	$ 220,584
Series 2015-C33 A4 3.77% 12/15/48	220,000	243,239
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	80,992
Series 2017-C7 A5 3.41% 10/15/50	195,000	216,544
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	35,000	33,685
Series 2015-JP1 A5 3.91% 1/15/49	30,000	33,409
Series 2016-JP2 AS 3.06% 8/15/49	60,000	61,347
Series 2016-WIKI A 2.80% 10/5/31	20,000	19,876
Series 2016-WIKI B 3.20% 10/5/31	35,000	34,497
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	16,532	7,139
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	40,000	43,190
Series 2015-C26 A5 3.53% 10/15/48	35,000	39,487
Series 2016-C29 A4 3.33% 5/15/49	35,000	38,127
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	69,463	68,472
Series 2019-L3 A4 3.13% 11/15/52	100,000	111,465
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	71,032
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	62,906
Series 2017-C38 A5 3.45% 7/15/50	70,000	78,120
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,574,971)		4,795,639
U.S. TREASURY OBLIGATIONS–5.88%
U.S. Treasury Bonds 4.50% 2/15/36	1,365,000	2,089,037
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Index
0.13% 10/15/24	299,862	$ 314,393
0.13% 1/15/30	2,402,168	2,597,192
U.S. Treasury Notes
0.38% 4/30/25	1,875,000	1,883,496
0.63% 5/15/30	1,280,000	1,276,100
United States Treasury Principal Strip 2.99% 5/15/44	1,050,000	741,386
Total U.S. Treasury Obligations (Cost $8,373,270)		8,901,604

	Number of Shares
EXCHANGE-TRADED FUNDS–3.55%
iShares Core U.S. REIT ETF	2,020	87,830
iShares MSCI EAFE ETF	50	3,044
iShares Russell 1000 Growth ETF	13,030	2,501,108
iShares U.S. Real Estate ETF	1,798	141,700
Vanguard FTSE Developed Markets ETF	1,025	39,760
Vanguard Mega Cap 300 Growth ETF	15,330	2,506,608
Vanguard Real Estate ETF	1,230	96,592
Total Exchange-Traded Funds (Cost $5,390,553)		5,376,642
MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	15,084	15,084
Total Money Market Fund (Cost $15,084)		15,084

	Principal Amount
SHORT-TERM INVESTMENTS—4.90%
≠DISCOUNTED COMMERCIAL PAPER–4.90%
DZ Bank 0.06% 7/1/20	2,410,000	2,410,000
Societe Generale 0.09% 7/1/20	5,000,000	5,000,000
		7,410,000
Total Short-Term Investments (Cost $7,410,000)		7,410,000

TOTAL INVESTMENTS–99.52% (Cost $141,342,940)	150,555,310
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	730,838
NET ASSETS APPLICABLE TO 13,484,398 SHARES OUTSTANDING–100.00%	$151,286,148
LVIP Delaware Wealth Builder Fund–14

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP DELAWARE WEALTH BUILDER FUND STANDARD CLASS ($123,688,573 / 11,018,099 Shares)	$11.226
NET ASSET VALUE PER SHARE–LVIP DELAWARE WEALTH BUILDER FUND SERVICE CLASS ($27,597,575 / 2,466,299 Shares)	$11.190
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$144,365,637
Distributable earnings/(accumulated loss)	6,920,511
TOTAL NET ASSETS	$151,286,148

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠ The rate shown is the effective yield at the time of purchase.
★ Includes $74,076 cash collateral held at broker for futures contracts, $14,340 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $75 variation margin due from broker on futures contracts, $276,645 payable for securities purchased, $83,934 payable for fund shares redeemed, $55,558 other accrued expenses payable and $104,213 due to manager and affiliates as of June 30, 2020.

The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(15)	U.S. Treasury 10 yr Notes	$(2,087,578)	$(2,083,208)	9/21/20	$ —	$(4,370)
9	U.S. Treasury 10 yr Ultra Notes	1,417,359	1,413,512	9/21/20	3,847	—
Total Futures Contracts					$3,847	$(4,370)

[1]	See Note 5 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
LVIP Delaware Wealth Builder Fund–15

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
FREMF–Freddie Mac Multifamily
FTSE–Financial Times Stock Exchange
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S.F.–Single Family
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund–16

LVIP Delaware Wealth Builder Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Interest	$ 1,221,283
Dividends	988,801
Foreign taxes withheld	(7,176)
2,202,908
EXPENSES:
Management fees	482,648
Accounting and administration expenses	41,783
Distribution fees-Service Class	34,410
Professional fees	28,574
Pricing fees	28,233
Shareholder servicing fees	22,217
Reports and statements to shareholders	13,885
Custodian fees	11,279
Trustees’ fees and expenses	2,186
Consulting fees	931
Other	3,739
669,885
Less:
Expenses reimbursed	(91,538)
Total operating expenses	578,347
NET INVESTMENT INCOME	1,624,561
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(4,766,355)
Foreign currencies	(4,218)
Futures contracts	(158,578)
Net realized loss	(4,929,151)
Net change in unrealized appreciation (depreciation) of:
Investments	(5,180,967)
Foreign currencies	(1,253)
Futures contracts	7,399
Net change in unrealized appreciation (depreciation)	(5,174,821)
NET REALIZED AND UNREALIZED LOSS	(10,103,972)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (8,479,411)
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,624,561	$ 4,414,859
Net realized gain (loss)	(4,929,151)	5,434,195
Net change in unrealized appreciation (depreciation)	(5,174,821)	14,824,274
Net increase (decrease) in net assets resulting from operations	(8,479,411)	24,673,328
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(10,690,189)
Service Class	—	(2,169,939)
	—	(12,860,128)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,030,534	4,430,433
Service Class	3,144,303	7,596,850
Reinvestment of dividends and distributions:
Standard Class	—	10,690,189
Service Class	—	2,169,939
	5,174,837	24,887,411
Cost of shares redeemed:
Standard Class	(10,006,078)	(23,728,285)
Service Class	(3,559,289)	(7,266,811)
	(13,565,367)	(30,995,096)
Decrease in net assets derived from capital share transactions	(8,390,530)	(6,107,685)
NET INCREASE (DECREASE) IN NET ASSETS	(16,869,941)	5,705,515
NET ASSETS:
Beginning of period	168,156,089	162,450,574
End of period	$151,286,148	$168,156,089
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund–17

LVIP Delaware Wealth Builder Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Wealth Builder Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17 [2]	12/31/16	12/31/15
Net asset value, beginning of period	$ 11.812	$ 11.016	$ 14.723	$ 14.117	$ 14.874	$ 15.931
Income (loss) from investment operations:
Net investment income[3]	0.011	0.317	0.383	0.315	0.229	0.261
Net realized and unrealized gain (loss)	(0.597)	1.423	(1.004)	1.406	0.595	(0.487)
Total from investment operations	(0.586)	1.740	(0.621)	1.721	0.824	(0.226)
Less dividends and distributions from:
Net investment income	—	(0.345)	(0.366)	(0.340)	(0.246)	(0.273)
Net realized gain	—	(0.599)	(2.720)	(0.775)	(1.335)	(0.558)
Total dividends and distributions	—	(0.944)	(3.086)	(1.115)	(1.581)	(0.831)
Net asset value, end of period	$ 11.226	$ 11.812	$ 11.016	$ 14.723	$ 14.117	$ 14.874
Total return[4]	(4.97%)	15.91%	(5.22%)	12.29%	5.62%	(1.33%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$123,689	$138,568	$137,182	$165,071	$169,567	$181,811
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.76%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.83%	0.86%	0.92%	0.91%	0.91%	0.90%
Ratio of net investment income to average net assets	0.21%	2.66%	2.80%	2.11%	1.56%	1.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.09%	2.51%	2.58%	1.96%	1.38%	1.46%
Portfolio turnover	51%	126%	112%	148%	86%	69%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, Jackson Square Partners, LLC was removed as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund–18

LVIP Delaware Wealth Builder Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Wealth Builder Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17 [2]	12/31/16	12/31/15
Net asset value, beginning of period	$ 11.788	$ 10.998	$ 14.708	$ 14.105	$ 14.864	$ 15.920
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.002)	0.287	0.346	0.277	0.192	0.220
Net realized and unrealized gain (loss)	(0.596)	1.418	(0.999)	1.403	0.593	(0.485)
Total from investment operations	(0.598)	1.705	(0.653)	1.680	0.785	(0.265)
Less dividends and distributions from:
Net investment income	—	(0.316)	(0.337)	(0.302)	(0.209)	(0.233)
Net realized gain	—	(0.599)	(2.720)	(0.775)	(1.335)	(0.558)
Total dividends and distributions	—	(0.915)	(3.057)	(1.077)	(1.544)	(0.791)
Net asset value, end of period	$ 11.190	$ 11.788	$ 10.998	$ 14.708	$ 14.105	$ 14.864
Total return[4]	(5.08%)	15.61%	(5.46%)	12.01%	5.36%	(1.58%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 27,598	$ 29,588	$ 25,269	$ 27,203	$26,492	$ 26,357
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	1.01%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.08%	1.11%	1.17%	1.16%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets	(0.04%)	2.41%	2.55%	1.86%	1.31%	1.38%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.16%)	2.26%	2.33%	1.71%	1.13%	1.21%
Portfolio turnover	51%	126%	112%	148%	86%	69%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, Jackson Square Partners, LLC was removed as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund–19

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Wealth Builder Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP Delaware Wealth Builder Fund–20

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective , LIAC receives a management fee at an annual rate of 0.63% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.71% of the Fund’s average daily net assets for the Standard Class and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LVIP Delaware Wealth Builder Fund–21

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 139,418	$ 139,418
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$4,880
Legal	870
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $12,532 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$14,340
Management fees payable to LIAC	78,773
Distribution fees payable to LFD	5,683
Printing and mailing fees payable to Lincoln Life	16,131
Shareholder servicing fees payable to Lincoln Life	3,626
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$46,345,945
Purchases of U.S. government securities	29,542,961
Sales other than U.S. government securities	49,582,500
Sales of U.S. government securities	37,720,228
LVIP Delaware Wealth Builder Fund–22

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$141,342,940
Aggregate unrealized appreciation of investments and derivatives	$ 12,087,699
Aggregate unrealized depreciation of investments and derivatives	(2,875,922)
Net unrealized appreciation of investments and derivatives	$ 9,211,777
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$ 3,396,698	$ —	$—	$ 3,396,698
Banks	1,787,380	—	—	1,787,380
Capital Markets	1,913,175	—	—	1,913,175
Chemicals	2,045,505	—	—	2,045,505
Communications Equipment	1,982,200	—	—	1,982,200
Diversified Telecommunication Services	3,466,925	—	—	3,466,925
Electric Utilities	1,618,438	—	—	1,618,438
Entertainment	1,952,540	—	—	1,952,540
Equity Real Estate Investment Trusts	5,021,314	—	—	5,021,314
Food Products	5,536,280	—	—	5,536,280
Health Care Equipment & Supplies	1,709,741	—	—	1,709,741
Health Care Providers & Services	5,522,127	—	—	5,522,127
Hotels, Restaurants & Leisure	29,453	—	—	29,453
Insurance	5,615,072	—	—	5,615,072
IT Services	2,093,085	—	—	2,093,085
LVIP Delaware Wealth Builder Fund–23

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Machinery	$ 1,991,236	$ —	$—	$ 1,991,236
Media	1,865,076	—	—	1,865,076
Mortgage Real Estate Investment Trusts (REITs)	19,730	—	—	19,730
Multiline Retail	1,788,724	—	—	1,788,724
Oil, Gas & Consumable Fuels	1,847,619	—	—	1,847,619
Pharmaceuticals	5,011,872	—	—	5,011,872
Semiconductors & Semiconductor Equipment	3,812,919	—	—	3,812,919
Software	1,851,545	—	—	1,851,545
Specialty Retail	1,959,240	—	—	1,959,240
Developed Markets
Banks	—	27,049	—	27,049
Beverages	—	198,103	—	198,103
Chemicals	—	166,275	—	166,275
Commercial Services & Supplies	—	202,786	—	202,786
Diversified Telecommunication Services	—	89,087	—	89,087
Equity Real Estate Investment Trusts	—	49,003	—	49,003
Food & Staples Retailing	—	378,177	—	378,177
Food Products	—	371,660	—	371,660
Health Care Providers & Services	—	168,618	—	168,618
Hotels, Restaurants & Leisure	—	75,267	—	75,267
Machinery	—	80,002	—	80,002
Media	—	102,328	—	102,328
Multiline Retail	—	37,840	—	37,840
Personal Products	—	47,615	—	47,615
Pharmaceuticals	—	390,225	—	390,225
Real Estate Management & Development	—	102,210	—	102,210
Specialty Retail	—	29,047	—	29,047
Textiles, Apparel & Luxury Goods	—	146,589	—	146,589
Wireless Telecommunication Services	—	119,348	—	119,348
Agency Collateralized Mortgage Obligations	—	9,846	—	9,846
Agency Commercial Mortgage-Backed Securities	—	1,351,404	—	1,351,404
Agency Mortgage-Backed Securities	—	14,841,856	—	14,841,856
Corporate Bonds	—	33,464,343	—	33,464,343
Municipal Bonds	—	5,224,939	—	5,224,939
Non-Agency Asset-Backed Securities	—	2,067,831	—	2,067,831
Non-Agency Collateralized Mortgage Obligations	—	476,999	—	476,999
Non-Agency Commercial Mortgage-Backed Securities	—	4,795,639	—	4,795,639
U.S. Treasury Obligations	—	8,901,604	—	8,901,604
Exchange-Traded Funds	5,376,642	—	—	5,376,642
Money Market Fund	15,084	—	—	15,084
Short-Term Investments	—	7,410,000	—	7,410,000
Total Investments	$69,229,620	$81,325,690	$—	$150,555,310
Derivatives:

Assets:
Futures Contract	$ 3,847	$—	$—	$ 3,847
Liabilities:
Futures Contract	$(4,370)	$—	$—	$(4,370)
As a result of utilizing International fair value pricing at June 30, 2020, the majority of the Fund’s common stock investments was categorized as Level 2.
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
LVIP Delaware Wealth Builder Fund–24

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	183,118	370,182
Service Class	281,065	639,334
Shares reinvested:
Standard Class	—	898,493
Service Class	—	182,848
	464,183	2,090,857
Shares redeemed:
Standard Class	(896,603)	(1,990,407)
Service Class	(324,720)	(609,895)
	(1,221,323)	(2,600,302)
Net decrease	(757,140)	(509,445)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$3,847	Receivables and other assets net of liabilities	$(4,370)
LVIP Delaware Wealth Builder Fund–25

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(158,578)	$7,399
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$716,641	$2,097,471
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2020, the Fund had no assets and liabilities subject to offsetting provisions.
6. Risk Factors
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
LVIP Delaware Wealth Builder Fund–26

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Wealth Builder Fund–27

LVIP Delaware Wealth Builder Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Delaware Wealth Builder Fund–28

LVIP Dimensional International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Dimensional International Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$752.20	0.28%	$1.22
Service Class Shares	1,000.00	751.30	0.53%	2.31
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.28%	$1.41
Service Class Shares	1,000.00	1,022.20	0.53%	2.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	46.36%
Investment Company	46.36%
International Equity Fund	46.36%
Unaffiliated Investments	53.09%
Investment Companies	53.09%
International Equity Fund	47.26%
Money Market Fund	5.83%
Total Investments	99.45%
Receivables and Other Assets Net of Liabilities	0.55%
Total Net Assets	100.00%
LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–46.36%
INVESTMENT COMPANY–46.36%
International Equity Fund–46.36%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	26,910,122	$ 253,278,063
Total Affiliated Investment (Cost $256,844,268)		253,278,063
UNAFFILIATED INVESTMENTS–53.09%
INVESTMENT COMPANIES–53.09%
International Equity Fund–47.26%
*Dimensional Investment Group– DFA International Value Portfolio	18,779,027	258,211,624
		258,211,624
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–5.83%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	31,822,581	$ 31,822,581
		31,822,581
Total Unaffiliated Investments (Cost $312,697,441)		290,034,205

TOTAL INVESTMENTS–99.45% (Cost $569,541,709)	543,312,268
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.55%	3,021,841
NET ASSETS APPLICABLE TO 71,894,282 SHARES OUTSTANDING–100.00%	$546,334,109

✧✧ Standard Class shares.
* Class I shares.

The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
117	British Pound	$ 9,065,306	$ 9,006,804	9/14/20	$ 58,502	$ —
106	Euro	14,910,888	14,927,144	9/14/20	—	(16,256)
92	Japanese Yen	10,661,650	10,719,688	9/14/20	—	(58,038)
					58,502	(74,294)
Equity Contracts:
411	Euro STOXX 50 Index	14,882,471	14,828,563	9/18/20	53,908	—
118	FTSE 100 Index	8,988,497	9,021,895	9/18/20	—	(33,398)
52	Nikkei 225 Index (OSE)	10,725,075	10,714,939	9/10/20	10,136	—
					64,044	(33,398)
Total Futures Contracts					$122,546	$(107,692)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP Dimensional International Equity Managed Volatility Fund–3

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
DFA–Dimensional Fund Advisors
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–4

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2020 (unaudited)
ASSETS:
Unaffiliated investments, at value	$ 290,034,205
Affiliated investments, at value	253,278,063
Cash collateral held at broker for futures contracts	4,868,626
Receivable for securities sold	490,478
Receivable for fund shares sold	20,997
Dividends and interest receivable	3,648
Prepaid expenses	921
TOTAL ASSETS	548,696,938
LIABILITIES:
Variation margin due to broker on futures contracts	1,887,156
Due to manager and affiliates	231,842
Payable for fund shares redeemed	223,021
Other accrued expenses payable	20,810
TOTAL LIABILITIES	2,362,829
TOTAL NET ASSETS	$ 546,334,109
Unaffiliated investments, at cost	$ 312,697,441
Affiliated investments, at cost	256,844,268
Standard Class:
Net Assets	$ 18,336,626
Shares Outstanding	2,408,825
Net Asset Value Per Share	$ 7.612
Service Class:
Net Assets	$ 527,997,483
Shares Outstanding	69,485,457
Net Asset Value Per Share	$ 7.599
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$ 671,223,974
Distributable earnings/(accumulated loss)	(124,889,865)
TOTAL NET ASSETS	$ 546,334,109
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–5

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends from affiliated investments	$ 3,137,985
Dividends from unaffiliated investments	9,721
3,147,706
EXPENSES:
Management fees	648,986
Distribution fees-Service Class	627,098
Shareholder servicing fees	75,282
Accounting and administration expenses	49,289
Professional fees	17,963
Reports and statements to shareholders	17,915
Custodian fees	11,672
Trustees’ fees and expenses	7,448
Consulting fees	2,145
Pricing fees	327
Other	2,492
1,460,617
Less:
Management fees waived	(108,223)
Total operating expenses	1,352,394
NET INVESTMENT INCOME	1,795,312
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(11,185,152)
Sale of unaffiliated investments	(12,891,363)
Futures contracts	(44,229,290)
Net realized loss	(68,305,805)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(28,422,525)
Unaffiliated investments	(48,370,419)
Foreign currencies	(35,382)
Futures contracts	(135,059)
Net change in unrealized appreciation (depreciation)	(76,963,385)
NET REALIZED AND UNREALIZED LOSS	(145,269,190)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(143,473,878)
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,795,312	$ 13,797,350
Net realized loss	(68,305,805)	(3,629,661)
Net change in unrealized appreciation (depreciation)	(76,963,385)	72,023,830
Net increase (decrease) in net assets resulting from operations	(143,473,878)	82,191,519
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(509,012)
Service Class	—	(13,229,965)
	—	(13,738,977)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,333,224	1,909,175
Service Class	109,224,587	87,031,485
Reinvestment of dividends and distributions:
Standard Class	—	509,012
Service Class	—	13,229,965
	113,557,811	102,679,637
Cost of shares redeemed:
Standard Class	(1,031,670)	(2,716,014)
Service Class	(14,841,961)	(48,920,305)
	(15,873,631)	(51,636,319)
Increase in net assets derived from capital share transactions	97,684,180	51,043,318
NET INCREASE (DECREASE) IN NET ASSETS	(45,789,698)	119,495,860
NET ASSETS:
Beginning of period	592,123,807	472,627,947
End of period	$ 546,334,109	$592,123,807
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–6

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 10.120	$ 8.888	$ 10.820	$ 8.760	$ 8.941	$ 9.403
Income (loss) from investment operations:
Net investment income[4]	0.038	0.271	0.222	0.220	0.215	0.089
Net realized and unrealized gain (loss)	(2.546)	1.224	(1.962)	2.070	(0.047)	(0.461)
Total from investment operations	(2.508)	1.495	(1.740)	2.290	0.168	(0.372)
Less dividends and distributions from:
Net investment income	—	(0.263)	(0.192)	(0.230)	(0.206)	(0.090)
Net realized gain	—	—	—	—	(0.143)	—
Total dividends and distributions	—	(0.263)	(0.192)	(0.230)	(0.349)	(0.090)
Net asset value, end of period	$ 7.612	$ 10.120	$ 8.888	$ 10.820	$ 8.760	$ 8.941
Total return[5]	(24.78%)	16.81%	(16.08%)	26.16%	1.97%	(3.97%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 18,337	$ 20,047	$ 17,850	$ 19,908	$16,599	$ 16,022
Ratio of expenses to average net assets[6]	0.28%	0.28%	0.27%	0.27%	0.22%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.32%	0.32%	0.31%	0.31%	0.31%	0.33%
Ratio of net investment income to average net assets	0.93% [7]	2.81%	2.13%	2.23%	2.48%	0.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.89% [7]	2.77%	2.09%	2.19%	2.39%	0.78%
Portfolio turnover	11%	5%	2%	7%	61%	119% [8]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[8]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–7

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 10.115	$ 8.886	$ 10.817	$ 8.760	$ 8.942	$ 9.403
Income (loss) from investment operations:
Net investment income[4]	0.028	0.247	0.195	0.196	0.193	0.064
Net realized and unrealized gain (loss)	(2.544)	1.221	(1.956)	2.066	(0.048)	(0.458)
Total from investment operations	(2.516)	1.468	(1.761)	2.262	0.145	(0.394)
Less dividends and distributions from:
Net investment income	—	(0.239)	(0.170)	(0.205)	(0.184)	(0.067)
Net realized gain	—	—	—	—	(0.143)	—
Total dividends and distributions	—	(0.239)	(0.170)	(0.205)	(0.327)	(0.067)
Net asset value, end of period	$ 7.599	$ 10.115	$ 8.886	$ 10.817	$ 8.760	$ 8.942
Total return[5]	(24.87%)	16.52%	(16.28%)	25.84%	1.72%	(4.21%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 527,997	$572,077	$ 454,778	$381,742	$269,578	$246,353
Ratio of expenses to average net assets[6]	0.53%	0.53%	0.52%	0.52%	0.47%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.57%	0.57%	0.56%	0.56%	0.56%	0.58%
Ratio of net investment income to average net assets	0.68% [7]	2.56%	1.88%	1.98%	2.23%	0.67%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.64% [7]	2.52%	1.84%	1.94%	2.14%	0.53%
Portfolio turnover	11%	5%	2%	7%	61%	119% [8]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[8]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–8

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
LVIP Dimensional International Equity Managed Volatility Fund–9

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.045% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to May 1, 2020, the waiver amount was 0.04% of the Fund’s average daily net assets.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1,2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$16,376
Legal	2,920
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $14,651 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$ 93,591
Distribution fees payable to LFD	110,361
Printing and mailing fees payable to Lincoln Life	14,650
Shareholder servicing fees payable to Lincoln Life	13,240
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional International Equity Managed Volatility Fund–10

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-46.36%@
International Equity Fund-46.36%@
✧✧LVIP Dimensional International Core Equity Fund	$281,454,090	$43,327,033	$31,895,383	(11,185,152)	$(28,422,525)	$253,278,063	26,910,122	$3,137,985	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$102,857,604
Sales	53,243,669
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$569,541,709
Aggregate unrealized appreciation of investments and derivatives	$ 122,546
Aggregate unrealized depreciation of investments and derivatives	(26,337,063)
Net unrealized depreciation of investments and derivatives	$ (26,214,517)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Dimensional International Equity Managed Volatility Fund–11

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$253,278,063	$—	$—	$253,278,063
Unaffiliated Investment Companies	290,034,205	—	—	290,034,205
Total Investments	$543,312,268	$—	$—	$543,312,268
Derivatives:
Assets:
Futures Contracts	$ 122,546	$—	$—	$ 122,546
Liabilities:
Futures Contracts	$ (107,692)	$—	$—	$ (107,692)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	556,433	200,458
Service Class	14,694,162	9,101,649
Shares reinvested:
Standard Class	—	50,228
Service Class	—	1,306,296
	15,250,595	10,658,631
Shares redeemed:
Standard Class	(128,472)	(278,170)
Service Class	(1,767,659)	(5,030,809)
	(1,896,131)	(5,308,979)
Net increase	13,354,464	5,349,652
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP Dimensional International Equity Managed Volatility Fund–12

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$ 64,044	Variation margin due to broker on futures contracts	$ (33,398)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	58,502	Variation margin due to broker on futures contracts	(74,294)
Total		$122,546		$(107,692)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(49,134,601)	$ (51,105)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	4,905,311	(83,954)
Total		$(44,229,290)	$(135,059)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$32,108,748	$121,091,443
6. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP Dimensional International Equity Managed Volatility Fund–13

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–14

LVIP Dimensional International Equity Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent, and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources, and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule was lower than the current subadvisory fee for the Fund. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP Dimensional International Equity Managed Volatility Fund–15

LVIP Dimensional International Equity Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional International Equity Managed Volatility Fund–16

LVIP Dimensional U.S. Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Dimensional U.S. Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$929.10	0.31%	$1.49
Service Class Shares	1,000.00	928.00	0.56%	2.68
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.31%	$1.56
Service Class Shares	1,000.00	1,022.10	0.56%	2.82

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional U.S. Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Equity Managed Volatility Fund
Security Type/Sector Allocations (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	56.60%
Investment Company	56.60%
Equity Fund	56.60%
Unaffiliated Investments	41.30%
Investment Companies	41.30%
Equity Fund	36.89%
Money Market Fund	4.41%
Total Investments	97.90%
Receivables and Other Assets Net of Liabilities	2.10%
Total Net Assets	100.00%
LVIP Dimensional U.S. Equity Managed Volatility Fund–2

LVIP Dimensional U.S. Equity Managed Volatility Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–56.60%
INVESTMENT COMPANY–56.60%
Equity Fund–56.60%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	39,057,479	$ 510,012,568
Total Affiliated Investment (Cost $397,094,498)		510,012,568
UNAFFILIATED INVESTMENTS–41.30%
INVESTMENT COMPANIES–41.30%
Equity Fund–36.89%
**Dimensional Investment Group– DFA U.S. Large Company Portfolio	13,984,100	332,402,053
		332,402,053
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.41%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	39,724,606	$ 39,724,606
		39,724,606
Total Unaffiliated Investments (Cost $252,475,763)		372,126,659

TOTAL INVESTMENTS–97.90% (Cost $649,570,261)	882,139,227
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.10%	18,879,306
NET ASSETS APPLICABLE TO 58,952,743 SHARES OUTSTANDING–100.00%	$901,018,533

✧✧ Standard Class shares.
** Institutional Class shares.

The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
(394)	E-mini Russell 2000 Index	$ (28,320,720)	$ (28,041,536)	9/18/20	$ —	$(279,184)
(1,130)	E-mini S&P 500 Index	(174,596,300)	(174,052,444)	9/18/20	—	(543,856)
(234)	E-mini S&P MidCap 400 Index	(41,630,940)	(41,792,285)	9/18/20	161,345	—
Total Futures Contracts					$161,345	$(823,040)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–3

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2020 (unaudited)
ASSETS:
Affiliated investments, at value	$510,012,568
Unaffiliated investments, at value	372,126,659
Cash collateral held at broker for futures contracts	21,550,760
Receivable for securities sold	121,785
Receivable for fund shares sold	19,341
Dividends and interest receivable	3,321
Prepaid expenses	1,502
TOTAL ASSETS	903,835,936
LIABILITIES:
Variation margin due to broker on futures contracts	2,165,997
Due to manager and affiliates	405,325
Payable for fund shares redeemed	217,463
Other accrued expenses payable	28,618
TOTAL LIABILITIES	2,817,403
TOTAL NET ASSETS	$901,018,533
Affiliated investments, at cost	$397,094,498
Unaffiliated investments, at cost	252,475,763
Standard Class:
Net Assets	$ 25,303,749
Shares Outstanding	1,652,061
Net Asset Value Per Share	$ 15.316
Service Class:
Net Assets	$875,714,784
Shares Outstanding	57,300,682
Net Asset Value Per Share	$ 15.283
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$761,645,155
Distributable earnings/(accumulated loss)	139,373,378
TOTAL NET ASSETS	$901,018,533
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–4

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 3,238,168
Interest	131,660
3,369,828
EXPENSES:
Management fees	1,131,997
Distribution fees-Service Class	1,100,263
Shareholder servicing fees	131,312
Accounting and administration expenses	64,079
Reports and statements to shareholders	24,941
Custodian fees	22,991
Professional fees	19,683
Trustees’ fees and expenses	12,710
Consulting fees	2,185
Pricing fees	162
Other	5,511
2,515,834
Less:
Management fees waived	(7,454)
Total operating expenses	2,508,380
NET INVESTMENT INCOME	861,448
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	311,548
Sale of unaffiliated investments	5,140,565
Futures contracts	(10,923,531)
Net realized loss	(5,471,418)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(44,859,511)
Unaffiliated investments	(18,013,060)
Futures contracts	(1,381,834)
Net change in unrealized appreciation (depreciation)	(64,254,405)
NET REALIZED AND UNREALIZED LOSS	(69,725,823)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(68,864,375)
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 861,448	$ 8,947,921
Net realized loss	(5,471,418)	(56,949,986)
Net change in unrealized appreciation (depreciation)	(64,254,405)	206,316,991
Net increase (decrease) in net assets resulting from operations	(68,864,375)	158,314,926
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(311,375)
Service Class	—	(8,631,222)
	—	(8,942,597)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,791,290	3,545,282
Service Class	39,090,069	114,123,262
Reinvestment of dividends and distributions:
Standard Class	—	311,375
Service Class	—	8,631,222
	40,881,359	126,611,141
Cost of shares redeemed:
Standard Class	(2,266,738)	(2,921,925)
Service Class	(54,046,010)	(83,807,726)
	(56,312,748)	(86,729,651)
Increase (decrease) in net assets derived from capital share transactions	(15,431,389)	39,881,490
NET INCREASE (DECREASE) IN NET ASSETS	(84,295,764)	189,253,819
NET ASSETS:
Beginning of period	985,314,297	796,060,478
End of period	$901,018,533	$985,314,297
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–5

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 16.485	$ 13.943	$ 15.292	$ 12.972	$ 12.919	$ 14.157
Income (loss) from investment operations:
Net investment income[4]	0.033	0.189	0.173	0.169	0.180	0.133
Net realized and unrealized gain (loss)	(1.202)	2.540	(1.365)	2.318	1.181	(1.210)
Total from investment operations	(1.169)	2.729	(1.192)	2.487	1.361	(1.077)
Less dividends and distributions from:
Net investment income	—	(0.187)	(0.157)	(0.167)	(0.159)	(0.161)
Net realized gain	—	—	—	—	(1.149)	—
Total dividends and distributions	—	(0.187)	(0.157)	(0.167)	(1.308)	(0.161)
Net asset value, end of period	$ 15.316	$ 16.485	$ 13.943	$ 15.292	$ 12.972	$ 12.919
Total return[5]	(7.09%)	19.58%	(7.79%)	19.17%	11.13%	(7.61%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 25,304	$ 27,715	$ 22,548	$ 26,961	$ 23,926	$ 20,947
Ratio of expenses to average net assets[6]	0.31%	0.31%	0.31%	0.30%	0.24%	0.18%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.31%	0.31%	0.31%	0.30%	0.30%	0.32%
Ratio of net investment income to average net assets	0.43% [7]	1.24%	1.11%	1.20%	1.39%	0.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.43% [7]	1.24%	1.11%	1.20%	1.33%	0.82%
Portfolio turnover	8%	10%	7%	6%	41%	108% [8]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[8]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–6

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 16.469	$ 13.933	$ 15.280	$ 12.965	$ 12.915	$ 14.151
Income (loss) from investment operations:
Net investment income[4]	0.014	0.151	0.134	0.134	0.147	0.098
Net realized and unrealized gain (loss)	(1.200)	2.535	(1.360)	2.313	1.178	(1.207)
Total from investment operations	(1.186)	2.686	(1.226)	2.447	1.325	(1.109)
Less dividends and distributions from:
Net investment income	—	(0.150)	(0.121)	(0.132)	(0.126)	(0.127)
Net realized gain	—	—	—	—	(1.149)	—
Total dividends and distributions	—	(0.150)	(0.121)	(0.132)	(1.275)	(0.127)
Net asset value, end of period	$ 15.283	$ 16.469	$ 13.933	$ 15.280	$ 12.965	$ 12.915
Total return[5]	(7.20%)	19.28%	(8.02%)	18.87%	10.86%	(7.85%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$875,715	$957,599	$773,513	$741,295	$551,466	$429,217
Ratio of expenses to average net assets[6]	0.56%	0.56%	0.56%	0.55%	0.49%	0.43%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.56%	0.56%	0.56%	0.55%	0.55%	0.57%
Ratio of net investment income to average net assets	0.18% [7]	0.99%	0.86%	0.95%	1.14%	0.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.18% [7]	0.99%	0.86%	0.95%	1.08%	0.57%
Portfolio turnover	8%	10%	7%	6%	41%	108% [8]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[8]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–7

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005%
LVIP Dimensional U.S. Equity Managed Volatility Fund–8

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1,2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$28,715
Legal	5,120
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $19,802 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$182,683
Distribution fees payable to LFD	181,215
Printing and mailing fees payable to Lincoln Life	19,803
Shareholder servicing fees payable to Lincoln Life	21,624
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional U.S. Equity Managed Volatility Fund–9

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-56.60%@
Equity Fund-56.60%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$562,705,148	$43,288,034	$50,809,555	$(311,548)	$(44,859,511)	$510,012,568	39,057,479	$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 64,495,328
Sales	101,753,172
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$649,570,261
Aggregate unrealized appreciation of investments and derivatives	$232,730,311
Aggregate unrealized depreciation of investments and derivatives	(823,041)
Net unrealized appreciation of investments and derivatives	$231,907,270
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Dimensional U.S. Equity Managed Volatility Fund–10

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$510,012,568	$—	$—	$510,012,568
Unaffiliated Investment Companies	372,126,659	—	—	372,126,659
Total Investments	$882,139,227	$—	$—	$882,139,227
Derivatives:
Assets:
Futures Contract	$ 161,345	$—	$—	$ 161,345
Liabilities:
Futures Contracts	$ (823,040)	$—	$—	$ (823,040)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	119,293	235,628
Service Class	2,582,800	7,579,043
Shares reinvested:
Standard Class	—	18,898
Service Class	—	524,635
	2,702,093	8,358,204
Shares redeemed:
Standard Class	(148,486)	(190,435)
Service Class	(3,427,566)	(5,475,342)
	(3,576,052)	(5,665,777)
Net increase (decrease)	(873,959)	2,692,427
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP Dimensional U.S. Equity Managed Volatility Fund–11

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$161,345	Variation margin due to broker on futures contracts	$(823,040)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(10,923,531)	$(1,381,834)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$13,210,476	$205,494,291
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and
LVIP Dimensional U.S. Equity Managed Volatility Fund–12

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Recent Accounting Pronouncements (continued)
the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–13

LVIP Dimensional U.S. Equity Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent, and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources, and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule was lower than the current subadvisory fee for the Fund. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP Dimensional U.S. Equity Managed Volatility Fund–14

LVIP Dimensional U.S. Equity Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional U.S. Equity Managed Volatility Fund–15

LVIP Dimensional/Vanguard Allocation Funds
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Dimensional/Vanguard Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional/Vanguard Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP Dimensional/Vanguard Total Bond Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,042.60	0.26%	$1.32
Service Class Shares	1,000.00	1,041.30	0.51%	2.59
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.26%	$1.31
Service Class Shares	1,000.00	1,022.30	0.51%	2.56
LVIP Vanguard Domestic Equity ETF Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$964.80	0.26%	$1.27
Service Class Shares	1,000.00	963.60	0.51%	2.49
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.26%	$1.31
Service Class Shares	1,000.00	1,022.30	0.51%	2.56
LVIP Vanguard International Equity ETF Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$891.00	0.27%	$1.27
Service Class Shares	1,000.00	889.90	0.52%	2.44
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.36
Service Class Shares	1,000.00	1,022.30	0.52%	2.61

LVIP Dimensional/Vanguard Allocation Funds–1

LVIP Dimensional/Vanguard Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP Dimensional/Vanguard Allocation Funds–2

LVIP Dimensional/Vanguard Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2020
LVIP Dimensional/Vanguard Total Bond Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	29.91%
Investment Companies	29.91%
Fixed Income Funds	28.43%
Money Market Fund	1.48%
Unaffiliated Investments	70.22%
Investment Companies	70.22%
Fixed Income Funds	69.57%
Money Market Fund	0.65%
Total Investments	100.13%
Liabilities Net of Receivables and Other Assets	(0.13%)
Total Net Assets	100.00%
LVIP Vanguard Domestic Equity ETF Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.01%
Equity Funds	99.66%
Money Market Fund	0.35%
Total Investments	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP Vanguard International Equity ETF Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.08%
International Equity Funds	100.08%
Total Investments	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%
LVIP Dimensional/Vanguard Allocation Funds–3

LVIP Dimensional/Vanguard Total Bond Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–29.91%
INVESTMENT COMPANIES–29.91%
Fixed Income Funds–28.43%
**DFA Intermediate Term Extended Quality Portfolio	16,636,812	$ 195,316,169
**DFA VA Global Bond Portfolio	3,735,325	39,519,742
**DFA VA Short-Term Fixed Portfolio	4,801,301	49,261,353
		284,097,264
Money Market Fund–1.48%
✧✧LVIP Government Money Market Fund - (seven-day effective yield 0.31%)	1,481,728	14,817,276
Total Affiliated Investments (Cost $279,866,224)		298,914,540
UNAFFILIATED INVESTMENTS–70.22%
INVESTMENT COMPANIES–70.22%
Fixed Income Funds–69.57%
**DFA Inflation Protected Securities Portfolio	1,569,505	20,058,272
**DFA One-Year Fixed Income Portfolio	7,643,339	78,726,400
**DFA Two-Year Global Fixed Income Portfolio	10,859,813	108,380,934
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Long-Term Bond ETF	274,258	$ 30,620,906
Vanguard Mortgage-Backed Securities ETF	2,166,132	117,772,597
Vanguard Short-Term Corporate Bond ETF	485,253	40,111,013
Vanguard Total Bond Market ETF	3,391,290	299,586,558
		695,256,680
Money Market Fund–0.65%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	6,524,084	6,524,084
		6,524,084
Total Unaffiliated Investments (Cost $663,874,090)		701,780,764

TOTAL INVESTMENTS–100.13% (Cost $943,740,314)	1,000,695,304
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(1,291,580)
NET ASSETS APPLICABLE TO 89,144,222 SHARES OUTSTANDING–100.00%	$ 999,403,724

** Institutional Class shares.
✧✧ Standard Class shares.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
ETF–Exchange-Traded Fund
VA–Variable Annuity
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–4

LVIP Vanguard Domestic Equity ETF Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.01%
Equity Funds–99.66%
Vanguard Dividend Appreciation ETF	486,787	$ 57,041,701
Vanguard Mega Cap 300 Growth ETF	955,638	156,256,369
Vanguard Mega Cap 300 Value ETF	1,807,757	132,363,968
Vanguard Mid-Cap Growth ETF	152,290	25,140,033
Vanguard Mid-Cap Value ETF	262,622	25,132,926
Vanguard Real Estate ETF	172,361	13,535,509
Vanguard Small-Cap Growth ETF	118,920	23,736,432
Vanguard Small-Cap Value ETF	228,299	24,409,729
Vanguard Total Stock Market ETF	1,256,515	196,682,293
		654,298,960
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.35%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	2,311,868	$ 2,311,868
		2,311,868
Total Investment Companies (Cost $460,752,198)		656,610,828

TOTAL INVESTMENTS–100.01% (Cost $460,752,198)	656,610,828
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(70,175)
NET ASSETS APPLICABLE TO 30,574,357 SHARES OUTSTANDING–100.00%	$656,540,653

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–5

LVIP Vanguard International Equity ETF Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.08%
International Equity Funds–100.08%
Vanguard FTSE All World ex-US Small-Cap ETF	211,963	$ 20,479,865
Vanguard FTSE All-World ex-US ETF	2,297,618	109,389,593
Vanguard FTSE Developed Markets ETF	2,508,881	97,319,494
Vanguard FTSE Emerging Markets ETF	1,322,017	52,365,093
Vanguard FTSE European ETF	1,065,582	53,630,742
Vanguard FTSE Pacific ETF	873,298	55,585,418
Vanguard Global ex-U.S. Real Estate ETF	337,670	15,755,682
Total Investment Companies (Cost $407,723,339)		404,525,887

TOTAL INVESTMENTS–100.08% (Cost $407,723,339)	404,525,887
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(318,640)
NET ASSETS APPLICABLE TO 39,653,502 SHARES OUTSTANDING–100.00%	$404,207,247

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–6

LVIP Dimensional/Vanguard Allocation Funds
Statements of Assets and Liabilities
June 30, 2020 (unaudited)
	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
ASSETS:
Unaffiliated investments, at value	$ 701,780,764	$656,610,828	$404,525,887
Affiliated investments, at value	298,914,540	—	—
Receivable for fund shares sold	776,654	211,761	63,503
Prepaid expenses	1,504	1,846	647
Dividends and interest receivable	635	292,551	32
Receivable for securities sold	—	287,714	174,862
TOTAL ASSETS	1,001,474,097	657,404,700	404,764,931
LIABILITIES:
Payable for securities purchased	1,654,808	—	63,742
Due to manager and affiliates	375,596	204,465	137,547
Other accrued expenses payable	20,596	17,503	15,500
Payable for fund shares redeemed	19,373	642,079	229,994
Due to custodian	—	—	110,901
TOTAL LIABILITIES	2,070,373	864,047	557,684
TOTAL NET ASSETS	$ 999,403,724	$656,540,653	$404,207,247
Unaffiliated investments, at cost	$ 663,874,090	$460,752,198	$407,723,339
Affiliated investments, at cost	279,866,224	—	—
Standard Class:
Net Assets	$ 167,499,270	$291,755,745	$167,733,511
Shares Outstanding	14,921,710	13,569,937	16,435,991
Net Asset Value Per Share	$ 11.225	$ 21.500	$ 10.205
Service Class:
Net Assets	$ 831,904,454	$364,784,908	$236,473,736
Shares Outstanding	74,222,512	17,004,420	23,217,511
Net Asset Value Per Share	$ 11.208	$ 21.452	$ 10.185
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$ 941,294,450	$456,930,705	$405,129,683
Distributable earnings/(accumulated loss)	58,109,274	199,609,948	(922,436)
TOTAL NET ASSETS	$ 999,403,724	$656,540,653	$404,207,247
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–7

LVIP Dimensional/Vanguard Allocation Funds
Statements of Operations
Six Months Ended June 30, 2020 (unaudited)
	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 5,683,772	$ 3,605,968	$ 2,765,145
Dividends from affiliated investments	2,683,754	1,812,771	—
Interest	5,112	2,455	3,577
	8,372,638	5,421,194	2,768,722
EXPENSES:
Management fees	1,235,309	772,488	478,243
Distribution fees-Service Class	1,036,316	435,139	285,070
Shareholder servicing fees	143,296	89,609	55,476
Accounting and administration expenses	57,815	43,371	34,619
Reports and statements to shareholders	27,458	8,992	13,782
Professional fees	18,710	14,863	14,457
Custodian fees	15,095	6,904	3,186
Trustees’ fees and expenses	13,104	8,471	5,356
Consulting fees	1,170	1,068	999
Pricing fees	87	109	97
Other	3,544	4,203	1,916
	2,551,904	1,385,217	893,201
Less:
Management fees waived	(247,062)	(154,498)	(95,649)
Total operating expenses	2,304,842	1,230,719	797,552
NET INVESTMENT INCOME	6,067,796	4,190,475	1,971,170
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(275,523)	(641,273)	—
Sale of unaffiliated investments	469,637	2,467,898	9,017,747
Net realized gain	194,114	1,826,625	9,017,747
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	10,058,420	(21,909,806)	—
Unaffiliated investments	23,320,563	(5,679,092)	(54,796,532)
Net change in unrealized appreciation (depreciation)	33,378,983	(27,588,898)	(54,796,532)
NET REALIZED AND UNREALIZED GAIN (LOSS)	33,573,097	(25,762,273)	(45,778,785)
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS	$39,640,893	$(21,571,798)	$(43,807,615)
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–8

LVIP Dimensional/Vanguard Allocation Funds
Statements of Changes in Net Assets
	LVIP Dimensional/ Vanguard Total Bond Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,067,796	$ 20,034,112	$ 4,190,475	$ 8,420,534	$ 1,971,170	$ 10,840,846
Net realized gain (loss)	194,114	(397,768)	1,826,625	944,617	9,017,747	(944,167)
Net change in unrealized appreciation (depreciation)	33,378,983	40,824,649	(27,588,898)	134,926,640	(54,796,532)	61,901,091
Net increase (decrease) in net assets resulting from operations	39,640,893	60,460,993	(21,571,798)	144,291,791	(43,807,615)	71,797,770
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,688,749)	—	(6,844,840)	—	(4,709,045)
Service Class	—	(18,183,091)	—	(8,516,846)	—	(6,646,264)
	—	(21,871,840)	—	(15,361,686)	—	(11,355,309)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	30,480,235	35,205,840	34,933,632	68,347,479	21,618,601	32,815,618
Service Class	80,683,750	178,684,297	36,088,956	71,605,986	27,427,195	57,002,536
Reinvestment of dividends and distributions:
Standard Class	—	3,688,749	—	6,844,840	—	4,709,045
Service Class	—	18,183,091	—	8,516,846	—	6,646,264
	111,163,985	235,761,977	71,022,588	155,315,151	49,045,796	101,173,463
Cost of shares redeemed:
Standard Class	(21,537,836)	(12,003,215)	(17,231,000)	(22,114,919)	(4,687,081)	(10,473,731)
Service Class	(105,322,902)	(82,598,041)	(34,410,507)	(62,764,116)	(19,277,013)	(37,279,844)
	(126,860,738)	(94,601,256)	(51,641,507)	(84,879,035)	(23,964,094)	(47,753,575)
Increase (decrease) in net assets derived from capital share transactions	(15,696,753)	141,160,721	19,381,081	70,436,116	25,081,702	53,419,888
NET INCREASE (DECREASE) IN NET ASSETS	23,944,140	179,749,874	(2,190,717)	199,366,221	(18,725,913)	113,862,349
NET ASSETS:
Beginning of period	975,459,584	795,709,710	658,731,370	459,365,149	422,933,160	309,070,811
End of period	$ 999,403,724	$975,459,584	$656,540,653	$658,731,370	$404,207,247	$422,933,160
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–9

LVIP Dimensional/Vanguard Total Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional/Vanguard Total Bond Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 10.766	$ 10.268	$ 10.519	$ 10.414	$ 10.373	$ 10.518
Income (loss) from investment operations:
Net investment income[2]	0.078	0.267	0.259	0.212	0.189	0.164
Net realized and unrealized gain (loss)	0.381	0.501	(0.276)	0.094	0.030	(0.132)
Total from investment operations	0.459	0.768	(0.017)	0.306	0.219	0.032
Less dividends and distributions from:
Net investment income	—	(0.269)	(0.229)	(0.196)	(0.178)	(0.172)
Net realized gain	—	(0.001)	(0.005)	(0.005)	—	(0.003)
Return of capital	—	—	—	—	—	(0.002)
Total dividends and distributions	—	(0.270)	(0.234)	(0.201)	(0.178)	(0.177)
Net asset value, end of period	$ 11.225	$ 10.766	$ 10.268	$ 10.519	$ 10.414	$ 10.373
Total return[3]	4.26%	7.48%	(0.15%)	2.94%	2.11%	0.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$167,499	$151,894	$119,199	$92,668	$70,429	$43,416
Ratio of expenses to average net assets[4]	0.26%	0.26%	0.26%	0.25%	0.23%	0.23%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.30%	0.28%	0.28%
Ratio of net investment income to average net assets	1.43% [5]	2.49%	2.50%	2.00%	1.77%	1.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.38% [5]	2.44%	2.45%	1.95%	1.72%	1.50%
Portfolio turnover	10%	5%	6%	3%	13%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–10

LVIP Dimensional/Vanguard Total Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional/Vanguard Total Bond Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 10.763	$ 10.268	$ 10.519	$ 10.414	$ 10.374	$ 10.519
Income (loss) from investment operations:
Net investment income[2]	0.065	0.240	0.233	0.186	0.162	0.137
Net realized and unrealized gain (loss)	0.380	0.500	(0.275)	0.093	0.029	(0.131)
Total from investment operations	0.445	0.740	(0.042)	0.279	0.191	0.006
Less dividends and distributions from:
Net investment income	—	(0.244)	(0.204)	(0.169)	(0.151)	(0.146)
Net realized gain	—	(0.001)	(0.005)	(0.005)	—	(0.003)
Return of capital	—	—	—	—	—	(0.002)
Total dividends and distributions	—	(0.245)	(0.209)	(0.174)	(0.151)	(0.151)
Net asset value, end of period	$ 11.208	$ 10.763	$ 10.268	$ 10.519	$ 10.414	$ 10.374
Total return[3]	4.13%	7.20%	(0.39%)	2.69%	1.84%	0.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$831,904	$823,566	$676,511	$619,133	$511,283	$440,072
Ratio of expenses to average net assets[4]	0.51%	0.51%	0.51%	0.50%	0.48%	0.48%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.56%	0.55%	0.53%	0.53%
Ratio of net investment income to average net assets	1.18% [5]	2.24%	2.25%	1.75%	1.52%	1.30%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.13% [5]	2.19%	2.20%	1.70%	1.47%	1.25%
Portfolio turnover	10%	5%	6%	3%	13%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–11

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 22.284	$ 17.549	$ 18.804	$ 15.890	$ 14.444	$ 14.748
Income (loss) from investment operations:
Net investment income[2]	0.154	0.336	0.305	0.286	0.273	0.249
Net realized and unrealized gain (loss)	(0.938)	4.964	(1.233)	2.920	1.479	(0.293)
Total from investment operations	(0.784)	5.300	(0.928)	3.206	1.752	(0.044)
Less dividends and distributions from:
Net investment income	—	(0.334)	(0.285)	(0.266)	(0.256)	(0.243)
Net realized gain	—	(0.231)	(0.042)	(0.026)	(0.050)	(0.017)
Total dividends and distributions	—	(0.565)	(0.327)	(0.292)	(0.306)	(0.260)
Net asset value, end of period	$ 21.500	$ 22.284	$ 17.549	$ 18.804	$ 15.890	$ 14.444
Total return[3]	(3.52%)	30.29%	(4.93%)	20.17%	12.14%	(0.31%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$291,756	$283,135	$178,279	$139,832	$ 86,644	$ 59,518
Ratio of expenses to average net assets[4]	0.26%	0.26%	0.26%	0.25%	0.24%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.30%	0.29%	0.30%
Ratio of net investment income to average net assets	1.49% [5]	1.64%	1.57%	1.64%	1.82%	1.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.44% [5]	1.59%	1.52%	1.59%	1.77%	1.63%
Portfolio turnover	10%	11%	17%	9%	12%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–12

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 22.262	$ 17.538	$ 18.789	$ 15.881	$ 14.439	$ 14.743
Income (loss) from investment operations:
Net investment income[2]	0.128	0.284	0.256	0.241	0.235	0.212
Net realized and unrealized gain (loss)	(0.938)	4.954	(1.226)	2.915	1.476	(0.293)
Total from investment operations	(0.810)	5.238	(0.970)	3.156	1.711	(0.081)
Less dividends and distributions from:
Net investment income	—	(0.283)	(0.239)	(0.222)	(0.219)	(0.206)
Net realized gain	—	(0.231)	(0.042)	(0.026)	(0.050)	(0.017)
Total dividends and distributions	—	(0.514)	(0.281)	(0.248)	(0.269)	(0.223)
Net asset value, end of period	$ 21.452	$ 22.262	$ 17.538	$ 18.789	$ 15.881	$ 14.439
Total return[3]	(3.64%)	29.96%	(5.17%)	19.87%	11.86%	(0.56%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$364,785	$375,597	$281,086	$264,722	$191,843	$158,855
Ratio of expenses to average net assets[4]	0.51%	0.51%	0.51%	0.50%	0.49%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.56%	0.55%	0.54%	0.55%
Ratio of net investment income to average net assets	1.24% [5]	1.39%	1.32%	1.39%	1.57%	1.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.19% [5]	1.34%	1.27%	1.34%	1.52%	1.38%
Portfolio turnover	10%	11%	17%	9%	12%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–13

LVIP Vanguard International Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 11.453	$ 9.645	$ 11.590	$ 9.207	$ 9.086	$ 9.595
Income (loss) from investment operations:
Net investment income[2]	0.059	0.336	0.286	0.272	0.239	0.225
Net realized and unrealized gain (loss)	(1.307)	1.804	(1.990)	2.334	0.098	(0.507)
Total from investment operations	(1.248)	2.140	(1.704)	2.606	0.337	(0.282)
Less dividends and distributions from:
Net investment income	—	(0.332)	(0.241)	(0.223)	(0.216)	(0.227)
Total dividends and distributions	—	(0.332)	(0.241)	(0.223)	(0.216)	(0.227)
Net asset value, end of period	$ 10.205	$ 11.453	$ 9.645	$ 11.590	$ 9.207	$ 9.086
Total return[3]	(10.90%)	22.20%	(14.71%)	28.31%	3.72%	(2.95%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 167,734	$167,736	$ 117,360	$ 99,927	$63,645	$ 44,417
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.27%	0.27%	0.26%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.32%	0.32%	0.32%	0.31%	0.32%
Ratio of net investment income to average net assets	1.18% [5]	3.12%	2.56%	2.54%	2.61%	2.29%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.13% [5]	3.07%	2.51%	2.49%	2.56%	2.24%
Portfolio turnover	14%	5%	12%	9%	13%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–14

LVIP Vanguard International Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 11.445	$ 9.641	$ 11.585	$ 9.205	$ 9.085	$ 9.592
Income (loss) from investment operations:
Net investment income[2]	0.046	0.309	0.258	0.245	0.215	0.200
Net realized and unrealized gain (loss)	(1.306)	1.801	(1.986)	2.331	0.099	(0.505)
Total from investment operations	(1.260)	2.110	(1.728)	2.576	0.314	(0.305)
Less dividends and distributions from:
Net investment income	—	(0.306)	(0.216)	(0.196)	(0.194)	(0.202)
Total dividends and distributions	—	(0.306)	(0.216)	(0.196)	(0.194)	(0.202)
Net asset value, end of period	$ 10.185	$ 11.445	$ 9.641	$ 11.585	$ 9.205	$ 9.085
Total return[3]	(11.01%)	21.90%	(14.92%)	27.99%	3.46%	(3.19%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 236,474	$255,198	$ 191,711	$170,403	$101,748	$ 92,270
Ratio of expenses to average net assets[4]	0.52%	0.52%	0.52%	0.52%	0.51%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.57%	0.57%	0.57%	0.57%	0.56%	0.57%
Ratio of net investment income to average net assets	0.93% [5]	2.87%	2.31%	2.29%	2.36%	2.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.88% [5]	2.82%	2.26%	2.24%	2.31%	1.99%
Portfolio turnover	14%	5%	12%	9%	13%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–15

LVIP Dimensional/Vanguard Allocation Funds
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional/Vanguard Total Bond Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells their shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP Dimensional/Vanguard Total Bond Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be a combination of Dimensional Investment Group Inc. mutual funds and Vanguard ETF® funds. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments.
The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund operate under a fund of funds structure and invest a significant portion of their assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETF investments, the Funds may invest in individual securities, such as money market instruments.
Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Dimensional/Vanguard Total Bond Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.
The investment objective of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2020, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Dimensional/Vanguard Allocation Funds–16

LVIP Dimensional/Vanguard Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of each Fund's average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administrative	$30,991	$19,308	$12,002
Legal	5,524	3,442	2,140
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2020, these fees were as follows:
	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Printing and mailing	$22,876	$5,885	$11,600
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
LVIP Dimensional/Vanguard Allocation Funds–17

LVIP Dimensional/Vanguard Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, each Fund had liabilities payable to affiliates as follows:
	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Management fees payable to LIAC	$161,077	$107,692	$66,991
Distribution fees payable to LFD	167,980	75,273	49,242
Printing and mailing fees payable to Lincoln Life	23,183	5,885	11,600
Shareholder servicing fees payable to Lincoln Life	23,356	15,615	9,714
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
LVIP Dimensional/Vanguard Total Bond Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-29.91%@
Fixed Income Funds-28.43%@
**DFA Intermediate Term Extended Quality Portfolio	$184,849,329	$28,164,102	$26,835,677	$ (84,016)	$ 9,222,431	$195,316,169	16,636,812	$2,683,754	$—
**DFA VA Global Bond Portfolio	39,092,112	3,988,520	3,920,374	(126,368)	485,852	39,519,742	3,735,325	—	—
**DFA VA Short-Term Fixed Portfolio	48,885,134	5,379,124	5,287,903	(65,139)	350,137	49,261,353	4,801,301	—	—
Money Market Fund-1.48%@
✧✧LVIP Government Money Market Fund	19,543,161	2,381,966	7,107,851	—	—	14,817,276	1,481,728	—	—
Total	$292,369,736	$39,913,712	$43,151,805	$(275,523)	$10,058,420	$298,914,540		$2,683,754	$—

@ As a percentage of Net Assets as of June 30, 2020.
** Institutional Class shares.
✧✧ Standard Class shares.
LVIP Dimensional/Vanguard Allocation Funds–18

LVIP Dimensional/Vanguard Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Vanguard Domestic Equity ETF Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-0.00%@
Equity Fund-0.00%@
×Vanguard Mega Cap 300 Value ETF	$138,083,879	$21,073,133	$4,241,967	$(641,273)	$(21,909,806)	$—	—	$1,812,771	$—

@ As a percentage of Net Assets as of June 30, 2020.
× Issuer is no longer an affiliate of the Fund at June 30, 2020.
3. Investments
For the six months ended June 30, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$100,893,699	$81,200,616	$82,728,578
Sales	113,894,092	61,079,669	54,974,941
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$943,740,314	$460,752,198	$407,723,339
Aggregate unrealized appreciation of investments	$ 57,214,666	$195,858,630	$ 5,226,754
Aggregate unrealized depreciation of investments	(259,676)	—	(8,424,206)
Net unrealized appreciation/ (depreciation) of investments	$ 56,954,990	$195,858,630	$ (3,197,452)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statements of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Dimensional/Vanguard Allocation Funds–19

LVIP Dimensional/Vanguard Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2020:
Level 1	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investments:
Assets:
Affiliated Investment Companies	$ 298,914,540	$ —	$ —
Unaffiliated Investment Companies	701,780,764	656,610,828	404,525,887
Total Investments	$1,000,695,304	$656,610,828	$404,525,887
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Dimensional/ Vanguard Total Bond Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/20	12/31/19	6/30/20	12/31/19	6/30/20	12/31/19
Shares sold:
Standard Class	2,790,279	3,276,743	1,694,705	3,313,632	2,263,964	3,045,233
Service Class	7,361,022	16,674,150	1,834,554	3,523,726	2,854,728	5,300,512
Shares reinvested:
Standard Class	—	341,947	—	313,201	—	411,958
Service Class	—	1,685,917	—	391,588	—	582,212
	10,151,301	21,978,757	3,529,259	7,542,147	5,118,692	9,339,915
Shares redeemed:
Standard Class	(1,977,511)	(1,118,576)	(830,561)	(1,079,912)	(473,293)	(980,023)
Service Class	(9,657,456)	(7,728,924)	(1,701,711)	(3,071,354)	(1,935,229)	(3,469,574)
	(11,634,967)	(8,847,500)	(2,532,272)	(4,151,266)	(2,408,522)	(4,449,597)
Net increase (decrease)	(1,483,666)	13,131,257	996,987	3,390,881	2,710,170	4,890,318
LVIP Dimensional/Vanguard Allocation Funds–20

LVIP Dimensional/Vanguard Allocation Funds
Notes to Financial Statements (continued)
5. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
6. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Funds' financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Dimensional/Vanguard Allocation Funds–21

LVIP Dimensional/Vanguard Allocation Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustee (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional/Vanguard Allocation Funds–22

LVIP Dimensional International Core Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Dimensional International Core Equity Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Core Equity Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$857.60	0.65%	$3.00
Service Class Shares	1,000.00	856.60	0.90%	4.15
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.70	0.65%	$3.27
Service Class Shares	1,000.00	1,020.40	0.90%	4.52

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Security Type/Country	Percentage of Net Assets
Common Stock	98.96%
Australia	6.33%
Austria	0.45%
Belgium	1.10%
Canada	8.97%
Chile	0.02%
China	0.01%
Colombia	0.02%
Denmark	2.04%
Finland	1.50%
France	7.52%
Germany	6.76%
Hong Kong	2.72%
Ireland	0.96%
Isle Of Man	0.07%
Israel	0.78%
Italy	2.57%
Japan	24.59%
Jersey	0.04%
Luxembourg	0.16%
Macau	0.08%
Mexico	0.01%
Netherlands	3.69%
New Zealand	0.50%
Norway	0.72%
Portugal	0.21%
Russia	0.02%
Singapore	0.93%
South Africa	0.00%
Spain	2.26%
Sweden	3.22%
Switzerland	7.84%
United Arab Emirates	0.00%
United Kingdom	12.58%
United States	0.29%
Preferred Stocks	0.40%
Rights	0.02%
Warrant	0.00%
Money Market Fund	0.19%
Total Investments	99.57%
Receivables and Other Assets Net of Liabilities	0.43%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	0.78%
Air Freight & Logistics	0.50%
Airlines	0.31%
Auto Components	2.08%
Automobiles	2.74%
Banks	7.18%
Beverages	1.16%
Biotechnology	0.52%
Building Products	1.16%
Capital Markets	2.65%
Chemicals	3.99%
Commercial Services & Supplies	1.29%
Communications Equipment	0.22%
Construction & Engineering	2.18%
Construction Materials	0.98%
Consumer Finance	0.27%
Containers & Packaging	0.54%
Distributors	0.17%
Diversified Consumer Services	0.14%
Diversified Financial Services	0.59%
Diversified Telecommunication Services	2.59%
Electric Utilities	1.64%
Electrical Equipment	1.23%
Electronic Equipment, Instruments & Components	1.77%
Energy Equipment & Services	0.31%
Entertainment	0.67%
Equity Real Estate Investment Trusts	0.01%
Food & Staples Retailing	2.59%
Food Products	3.31%
Gas Utilities	0.50%
Health Care Equipment & Supplies	1.55%
Health Care Providers & Services	1.03%
Health Care Technology	0.16%
Hotels, Restaurants & Leisure	2.02%
Household Durables	1.74%
Household Products	0.40%
Independent Power and Renewable Electricity Producers	0.40%
Industrial Conglomerates	0.81%
Insurance	3.89%
Interactive Media & Services	0.42%
Internet & Direct Marketing Retail	0.48%
IT Services	1.83%
Leisure Products	0.32%
Life Sciences Tools & Services	0.45%
Machinery	3.97%
Marine	0.30%
Media	1.25%
LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Metals & Mining	4.95%
Multiline Retail	0.69%
Multi-Utilities	0.83%
Oil, Gas & Consumable Fuels	4.60%
Paper & Forest Products	0.69%
Personal Products	0.91%
Pharmaceuticals	4.34%
Professional Services	1.89%
Real Estate Management & Development	2.70%
Road & Rail	1.32%
Semiconductors & Semiconductor Equipment	1.72%
Software	1.35%
Specialty Retail	1.40%
Technology Hardware, Storage & Peripherals	0.51%
Textiles, Apparel & Luxury Goods	1.71%
Thrifts & Mortgage Finance	0.17%
Tobacco	0.49%
Trading Companies & Distributors	1.72%
Transportation Infrastructure	0.57%
Water Utilities	0.16%
Wireless Telecommunication Services	1.57%
Total	99.38%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Nestle	1.39%
Toyota Motor	0.91%
Roche Holding	0.73%
SoftBank Group	0.62%
BP ADR	0.48%
Koninklijke Ahold Delhaize	0.46%
Novartis	0.46%
TOTAL	0.45%
LVMH Moet Hennessy Louis Vuitton	0.43%
Novo Nordisk Class B	0.40%
Total	6.33%

ADR–American Depositary Receipt
IT–Information Technology

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.96%
Australia–6.33%
A2B Australia	7,280	$ 4,087
Accent Group	23,197	22,651
Adairs	13,303	21,388
Adbri	25,861	57,370
†Afterpay	1,068	46,124
AGL Energy	8,805	104,164
†Ainsworth Game Technology	6,705	1,915
Alliance Aviation Services	9,515	20,051
ALS	24,219	110,590
Altium	3,169	71,801
Alumina	30,997	35,330
Alumina ADR	2,200	9,746
†AMA Group	30,307	12,709
†Amaysim Australia	19,169	7,827
†AMP	165,223	213,786
Ampol	14,501	295,477
Ansell	6,355	161,544
AP Eagers	8,934	42,168
APA Group	17,380	134,388
Appen	977	23,197
ARB	3,603	45,051
†Aristocrat Leisure	10,419	186,568
Asaleo Care	43,396	30,496
ASX	1,047	62,232
†Atlas Arteria	28,390	131,105
†Atrium European Real Estate	6,949	21,432
AUB Group	4,927	49,982
Aurelia Metals	49,624	17,494
Aurizon Holdings	131,158	446,314
AusNet Services	51,033	58,962
Austal	16,268	36,669
†Australia & New Zealand Banking Group	29,618	384,298
†Australian Agricultural	17,102	12,156
Australian Ethical Investment	4,085	18,977
Australian Finance Group	18,733	22,519
†Australian Pharmaceutical Industries	32,365	25,640
†Bank of Queensland	34,292	147,351
Bapcor	17,723	73,094
Beach Energy	151,652	162,013
Bega Cheese	15,320	47,351
Bell Financial Group	20,472	16,758
Bendigo & Adelaide Bank	41,996	205,095
BHP Group	45,795	1,140,199
BHP Group ADR	32,302	1,401,111
Bingo Industries	29,799	44,684
†Blackmores	676	36,562
BlueScope Steel	34,099	280,902
Boral	50,293	133,709
Brambles	27,686	209,926
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Bravura Solutions	9,494	$ 29,920
Breville Group	5,327	84,204
Brickworks	6,557	72,164
Capitol Health	68,459	11,728
†Cardno	10,023	1,660
carsales.com	13,775	170,518
Cedar Woods Properties	3,574	13,036
Challenger	22,713	70,337
†CIMIC Group	1,187	19,947
Cleanaway Waste Management	104,872	161,018
Clinuvel Pharmaceuticals	147	2,621
Coca-Cola Amatil	26,611	160,290
†Cochlear	1,016	133,390
Codan	12,182	60,279
Coles Group	26,437	314,266
=Collection House	36,814	20,675
Collins Foods (Australian Securities Exchange)	10,696	70,486
Commonwealth Bank of Australia	17,627	851,284
Computershare	25,619	237,218
†Cooper Energy	81,617	21,355
Corporate Travel Management	3,435	23,390
Costa Group Holdings	21,174	42,759
Credit Corp Group	3,675	40,297
Crown Resorts	14,802	99,713
CSL	4,920	978,534
†CSR	42,583	109,601
Data#3	4,130	13,070
Decmil Group	111,644	4,394
Dicker Data	3,055	14,741
Domain Holdings Australia	20,587	48,028
Domino's Pizza Enterprises	3,634	174,210
Downer EDI	27,411	83,904
†Eclipx Group	16,633	14,590
Elders	10,161	66,412
†Energy World	39,810	1,676
EQT Holdings	626	10,724
Estia Health	23,316	24,917
EVENT Hospitality and Entertainment	5,920	34,585
Evolution Mining	58,477	232,299
FlexiGroup	14,294	11,354
Flight Centre Travel Group	4,808	37,585
Fortescue Metals Group	88,371	859,114
G8 Education	73,921	45,626
Genworth Mortgage Insurance Australia	15,397	22,145
†GrainCorp Class A	14,156	40,422
GUD Holdings	3,606	28,836
GWA Group	14,620	28,276
LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Hansen Technologies	12,748	$ 25,778
Harvey Norman Holdings	31,910	78,444
Healius	32,532	68,737
HT&E	22,200	18,415
HUB24	3,141	20,432
†Huon Aquaculture Group	4,157	8,422
IDP Education	6,152	66,672
IGO	24,619	84,002
Iluka Resources	22,529	134,589
Imdex	35,738	27,802
†Incitec Pivot	85,816	111,871
†Infigen Energy	30,365	19,761
Infomedia	19,919	23,765
Inghams Group	21,678	48,208
Insurance Australia Group	50,235	201,611
†Intega Group	10,023	1,611
Integral Diagnostics	11,537	31,300
Integrated Research	6,964	18,588
InvoCare	6,790	49,377
IOOF Holdings	33,438	114,897
IPH	9,773	50,829
IRESS	11,542	88,222
IVE Group	13,275	7,494
Japara Healthcare	13,564	4,619
JB Hi-Fi	8,291	248,062
Johns Lyng Group	8,230	13,480
Jupiter Mines	61,368	11,920
Kogan.com	2,775	28,487
LendLease Group	29,063	251,199
Lifestyle Communities	3,480	22,768
Link Administration Holdings (Australian Securities Exchange)	42,295	120,995
Lovisa Holdings	2,325	9,695
†Lynas	27,793	37,715
MACA	12,400	7,448
Macmahon Holdings	102,720	18,152
Macquarie Group	8,356	693,482
Magellan Financial Group	4,300	175,593
†Mayne Pharma Group	92,739	24,844
McMillan Shakespeare	6,278	39,687
McPherson's	8,569	16,539
Medibank	154,970	321,292
†Medusa Mining	34,142	16,443
†Mesoblast	24,142	55,529
†Metals X	32,061	1,757
Metcash	83,260	157,093
Mineral Resources	13,235	195,978
†MMA Offshore	114,419	5,181
Monadelphous Group	5,859	44,198
Monash IVF Group	25,246	9,323
Money3	12,830	13,924
Mortgage Choice	11,418	5,154
†Myer Holdings	88,520	11,490
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
MyState	5,471	$ 14,869
National Australia Bank	32,684	414,184
Navigator Global Investments	2,382	1,960
Netwealth Group	7,114	44,405
New Hope	36,510	34,818
Newcrest Mining	8,288	183,779
†NEXTDC	4,758	32,727
nib holdings	25,227	80,509
Nick Scali	2,060	9,260
Nine Entertainment	135,541	130,713
Northern Star Resources	24,095	227,240
NRW Holdings	32,810	43,010
†Nufarm	15,085	42,857
OFX Group	8,551	8,310
Oil Search	38,732	85,836
OM Holdings	23,197	5,531
Omni Bridgeway	11,205	36,994
oOh!media	48,209	30,904
Orica	4,661	53,903
Origin Energy	42,203	171,734
†Orora	48,565	85,866
OZ Minerals	27,702	212,850
†Pact Group Holdings	10,178	15,537
Peet	38,309	25,721
Pendal Group	13,114	54,865
Perenti Global	37,686	30,597
Perpetual	2,985	61,730
†Perseus Mining	96,454	89,256
=†Pioneer Credit	5,416	1,065
Platinum Asset Management	14,872	38,695
†Praemium	19,514	4,921
Premier Investments	5,944	71,674
Pro Medicus	2,911	53,604
Propel Funeral Partners	7,166	14,918
PWR Holdings	7,683	24,128
Qantas Airways	21,730	57,403
QBE Insurance Group	36,307	224,054
Ramelius Resources	60,311	84,654
Ramsay Health Care	3,862	178,356
REA Group	988	74,449
Reece	6,925	44,125
Regis Healthcare	6,738	6,584
Regis Resources	47,283	173,023
†Reject Shop	2,536	12,409
Reliance Worldwide	13,168	27,059
†Resolute Mining	69,900	56,032
Ridley	36,736	18,425
Rio Tinto (Australian Securities Exchange)	9,742	667,070
Sandfire Resources	13,634	48,382
Santos	65,977	245,208
†Saracen Mineral Holdings	41,311	157,339

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
SeaLink Travel Group	4,852	$ 14,915
SEEK	6,082	93,048
Select Harvests	6,881	30,078
†Senex Energy	51,921	8,236
Servcorp	2,368	3,809
Service Stream	21,301	28,276
Seven Group Holdings	4,010	48,231
†Seven West Media	80,912	5,174
SG Fleet Group	11,452	12,711
Sigma Healthcare	68,311	29,581
†Silver Lake Resources	56,622	84,819
Sims Metal Management	15,018	83,469
SmartGroup	2,355	9,986
Sonic Healthcare	9,135	192,902
South32	109,903	155,592
Southern Cross Media Group	164,318	20,110
Spark Infrastructure Group	83,446	124,631
=†SpeedCast International	13,963	5,709
†SRG Global	36,425	5,346
St Barbara	59,874	132,537
Star Entertainment Group	62,242	123,670
Steadfast Group	56,153	131,569
Suncorp Group	33,299	213,976
Super Retail Group	14,826	83,416
†Sydney Airport	16,081	63,465
Tabcorp Holdings	105,184	248,093
Tassal Group	16,917	40,506
Technology One	17,176	105,260
Telstra	63,266	137,327
†Thorn Group	8,175	480
TPG Telecom	23,933	146,994
Transurban Group	20,623	202,244
Treasury Wine Estates	14,589	106,148
Tuas	11,966	5,574
†United Malt Grp	16,206	46,278
Village Roadshow	10,980	16,504
†Virgin Australia Holdings	38,668	2,295
Virtus Health	5,888	11,582
Vita Group	15,703	10,524
†Vocus Group	54,099	111,167
Webjet	10,586	24,751
Wesfarmers	17,293	537,677
Western Areas	21,842	40,164
†Westgold Resources	16,915	24,835
†Westpac Banking	39,033	489,215
Whitehaven Coal	62,311	62,307
Woodside Petroleum	10,010	151,278
Woolworths Group	16,898	435,576
WorleyParsons	16,705	102,215
WPP AUNZ	29,030	5,657
		25,588,884
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria–0.45%
Agrana Beteiligungs	660	$ 13,605
†ANDRITZ	4,494	163,855
AT&S Austria Technologie & Systemtechnik	2,359	42,588
CA Immobilien Anlagen	3,370	112,674
†DO & Co.	342	17,576
†Erste Group Bank	6,185	146,076
EVN	3,629	61,335
†Flughafen Wien	326	9,269
†Kapsch TrafficCom	264	5,102
†Lenzing	898	41,719
Mayr Melnhof Karton	417	64,383
Oesterreichische Post	2,358	78,070
OMV	5,086	171,621
†Palfinger	713	15,746
†POLYTEC Holding	1,389	7,728
†Porr	855	14,185
Raiffeisen Bank International	10,645	190,261
Rosenbauer International	188	6,928
S IMMO	2,366	42,425
Schoeller-Bleckmann Oilfield Equipment	676	17,871
†Semperit Holding	457	5,542
Strabag	1,807	46,592
†Telekom Austria	13,782	95,227
UBM Development	240	8,366
UNIQA Insurance Group	11,469	77,153
Verbund	481	21,603
Vienna Insurance Group	4,153	93,121
voestalpine	9,005	194,466
Wienerberger	1,159	25,248
†Zumtobel Group	1,947	14,076
		1,804,411
Belgium–1.10%
†Ackermans & van Haaren	2,033	266,197
Ageas	8,773	310,913
†AGFA-Gevaert	17,613	73,620
Anheuser-Busch InBev	12,199	601,367
Anheuser-Busch InBev ADR	1,200	59,160
Barco	165	29,137
Bekaert	2,228	43,802
†bpost	6,706	45,326
Cie d'Entreprises CFE	740	50,735
Colruyt	3,086	169,605
Deceuninck	2,600	3,963
D'ieteren	2,761	153,109
Econocom Group	3,074	6,230
Elia Group	1,188	129,244
†Euronav	19,454	157,967
EVS Broadcast Equipment	474	8,769
†Exmar	2,088	5,209

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
Fagron	4,288	$ 90,125
Gimv	1,524	87,788
Immobel	390	25,795
Jensen-Group	278	6,917
KBC Group	7,758	445,706
†Kinepolis Group	664	30,080
Lotus Bakeries	22	69,949
†Melexis	1,085	82,534
†Ontex Group	5,670	83,345
Orange Belgium	3,417	55,748
Picanol	88	5,146
Proximus	8,914	181,641
Recticel	4,441	39,510
Resilux	61	8,692
†Sioen Industries	782	14,958
†Sipef	408	20,164
Solvay Class A	5,180	415,570
Telenet Group Holding	1,893	77,998
TER Beke	48	5,478
†Tessenderlo Group	1,566	46,672
UCB	1,472	170,820
Umicore	7,923	373,998
Van de Velde	150	3,522
		4,456,509
Canada–8.97%
†5N Plus	6,300	7,471
Absolute Software	1,400	14,241
Acadian Timber Class C	800	8,556
†Advantage Oil & Gas	8,323	10,177
Aecon Group	4,300	46,750
Ag Growth International	900	18,111
AGF Management Class B	5,000	18,489
†Air Canada	5,006	62,501
AirBoss of America	1,300	17,476
†Alacer Gold	23,300	160,127
Alamos Gold Class A	30,313	283,545
Alaris Royalty	3,689	35,189
†Alcanna	1,420	3,682
Algoma Central	1,600	11,856
Algonquin Power & Utilities	2,998	38,794
Algonquin Power & Utilities (New York Shares)	6,212	80,304
Alimentation Couche-Tard Class B	14,400	451,538
†Alio Gold	3,300	4,157
AltaGas	16,234	187,141
Altius Minerals	2,700	19,371
Altus Group	519	15,594
†Amerigo Resources	14,300	3,845
Andrew Peller Class A	1,500	9,723
†Aphria	18,600	79,794
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
ARC Resources	31,100	$ 104,461
†Argonaut Gold	14,152	26,686
†Aritzia	5,300	74,214
Atco Class I	2,800	83,055
†Athabasca Oil	26,708	3,541
†ATS Automation Tooling Systems	2,200	30,984
†Aurora Cannabis	761	9,443
†AutoCanada	1,479	11,657
B2Gold	101,560	577,522
Badger Daylighting	2,900	63,486
Bank of Montreal	800	42,581
Bank of Montreal (New York Shares)	9,396	498,458
Bank of Nova Scotia	2,100	86,902
Bank of Nova Scotia (New York Shares)	20,891	861,545
Barrick Gold (New York Shares)	4,977	134,080
†Bausch Health Companies	14,262	260,852
†Baytex Energy	33,894	17,227
BCE	1,429	59,598
BCE (New York Shares)	1,620	67,667
Birchcliff Energy	22,653	19,022
Bird Construction	3,322	14,559
†Black Diamond Group	2,500	2,836
†BlackBerry	5,967	29,097
†BlackBerry (New York Shares)	34,951	170,910
BMTC Group	600	3,425
†Bonterra Energy	2,713	2,718
Boralex Class A	4,896	111,437
Brookfield Asset Management Class A	5,300	174,428
Brookfield Asset Management (New York Shares) Class A	3,846	126,533
†BRP	2,241	95,549
†CAE	2,800	45,415
†CAE (New York Shares)	7,974	129,099
Calian Group	600	24,232
Cameco	9,736	99,827
Cameco (New York Shares)	12,937	132,604
Canaccord Genuity Group	7,526	38,306
Canacol Energy	13,100	37,054
†Canada Goose Holdings	3,868	89,622
Canadian Imperial Bank of Commerce	7,904	528,292
Canadian Imperial Bank of Commerce (New York Shares)	6,405	428,943
Canadian National Railway	6,953	615,827

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Canadian Natural Resources	13,955	$ 242,074
Canadian Natural Resources (New York Shares)	57,324	999,157
Canadian Pacific Railway	2,943	467,791
Canadian Tire Class A	884	76,601
Canadian Utilities Class A	1,945	48,424
Canadian Western Bank	5,245	91,370
†Canfor	6,500	56,353
†Canfor Pulp Products	2,900	11,535
†Canopy Growth	3,900	63,062
CanWel Building Materials Group	6,028	19,670
Capital Power	4,788	98,680
†Capstone Mining	14,500	8,865
†Cardinal Energy	4,400	1,718
Cascades	8,787	95,728
CCL Industries Class B	2,600	84,037
†Celestica	10,108	69,038
†Cenovus Energy	14,310	66,933
†Cenovus Energy (New York Shares)	11,110	51,884
Centerra Gold	13,627	152,069
Cervus Equipment	700	3,352
†CES Energy Solutions	18,401	14,638
†CGI	6,059	381,719
†China Gold International Resources	14,900	8,122
CI Financial	16,000	203,536
†Cineplex	5,656	33,496
†Clearwater Seafoods	2,700	10,163
Cogeco	600	35,807
Cogeco Communications	1,366	98,415
Colliers International Group	500	28,690
Colliers International Group (New York Shares)	1,986	113,818
Computer Modelling Group	8,100	28,340
Constellation Software	400	451,647
†Copper Mountain Mining	18,300	8,492
Corby Spirit & Wine	700	8,379
Corus Entertainment Class B	19,156	40,355
Crescent Point Energy	32,727	53,034
Crescent Point Energy (New York Shares)	2,503	4,080
†Crew Energy	5,725	1,286
†CRH Medical	1,667	3,451
†Denison Mines	25,260	8,931
Dollarama	4,400	146,364
†Dorel Industries Class B	1,100	4,400
DREAM Unlimited Class A	8,238	54,370
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Dundee Precious Metals	9,200	$ 60,583
ECN Capital	26,530	75,432
E-L Financial Class L	139	69,165
†Eldorado Gold	16,921	163,811
Element Fleet Management	29,835	222,620
Emera	3,609	142,010
Empire	7,238	173,326
Enbridge	8,043	244,560
Enbridge (New York Shares)	7,520	228,758
†Endeavour Mining	3,894	94,224
Enerflex	7,900	29,910
Enerplus	12,700	35,735
Enerplus (New York Shares)	17,501	49,528
Enghouse Systems	3,200	170,890
†Ensign Energy Services	9,100	6,971
Equitable Group	556	29,238
†ERO Copper	1,900	27,529
Evertz Technologies	1,800	14,876
Exchange Income	808	15,921
Exco Technologies	2,400	11,844
Extendicare	8,400	34,711
Fairfax Financial Holdings	500	154,475
Fiera Capital	3,700	25,891
Finning International	9,900	134,980
First National Financial	1,200	24,962
First Quantum Minerals	37,414	298,188
FirstService	1,900	191,402
Fortis	2,463	93,669
Fortis (New York Shares)	3,390	129,091
†Fortuna Silver Mines	15,827	80,441
Franco-Nevada	598	83,505
†Frontera Energy	5,800	14,526
†Galiano Gold	4,900	6,497
†Gamehost	1,600	7,325
†GDI Integrated Facility Services	600	14,359
†Gear Energy	24,579	3,711
Genworth MI Canada	2,441	59,712
George Weston	4,161	304,811
Gibson Energy	9,872	153,650
†Gildan Activewear	7,809	120,962
†GMP Capital	7,300	7,044
goeasy	900	36,249
†Golden Star Resources	3,060	8,903
GoldMoney	6,400	12,304
†Gran Tierra Energy	33,675	11,410
†Great Canadian Gaming	3,973	79,103
Great-West Lifeco	8,495	148,925
†Guyana Goldfields	5,522	7,077
Hardwoods Distribution	1,800	21,771
†Heroux-Devtek	2,187	16,399

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
High Liner Foods	2,452	$ 10,476
†Home Capital Group	3,012	44,772
†Horizon North Logistics	13,100	5,886
Hudbay Minerals	17,163	51,974
Husky Energy	11,284	37,070
Hydro One	4,900	92,146
Ia Financial	7,123	238,518
†IAMGOLD	30,700	121,886
†IAMGOLD Corporation	7,100	28,045
†IBI Group	2,100	7,177
IGM Financial	5,103	124,004
†Imperial Metals	3,600	5,303
Imperial Oil	5,528	88,739
Information Services	1,000	10,946
Innergex Renewable Energy	8,151	114,676
Intact Financial	1,435	136,577
Inter Pipeline	18,300	170,383
†Interfor	7,236	60,975
†International Petroleum	5,091	9,188
=†Intertain Group	1,100	9,315
Intertape Polymer Group	4,327	38,183
†IPL Plastics	3,700	14,826
Jamieson Wellness	2,000	52,416
†Just Energy Group (New York Shares)	2,000	1,028
K-Bro Linen	800	15,586
†Kelt Exploration	13,500	13,922
Keyera	14,976	228,016
†Kinaxis	600	85,766
†Kinross Gold	118,832	857,803
Kirkland Lake Gold	12,304	506,625
Lassonde Industries Class A	400	45,672
Laurentian Bank of Canada	3,487	73,459
Leon's Furniture	1,469	14,435
Linamar	4,576	123,703
Loblaw	4,733	230,479
†Lucara Diamond	28,465	13,000
Lundin Mining	39,809	213,472
Magellan Aerospace	1,000	5,318
Magna International	3,400	151,417
Magna International (New York Shares)	15,921	708,962
†Mainstreet Equity	200	9,931
†Major Drilling Group International	6,566	20,748
Manulife Financial	23,153	314,994
Maple Leaf Foods	5,022	105,463
Martinrea International	9,900	74,965
†Mav Beauty Brands	2,800	5,012
†MEG Energy	17,838	49,535
Methanex	200	3,609
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Methanex (New York Shares)	2,761	$ 49,919
Metro Class A	5,671	233,925
Morguard	86	8,059
Morneau Shepell	2,000	46,685
†Mountain Province Diamonds	4,500	1,011
†MTY Food Group Class I	600	10,757
†Mullen Group	8,500	45,518
National Bank of Canada	14,622	662,600
Neo Performance Materials	2,700	17,959
†New Gold	59,077	80,069
NFI Group	4,300	52,736
North American Construction Group	1,200	7,522
North American Construction Group (New York Shares)	1,200	7,512
North West	3,800	83,076
Northland Power	6,846	171,352
Nutrien	3,500	112,456
Nutrien (New York Shares)	14,338	460,250
†NuVista Energy	9,000	5,105
†OceanaGold	35,814	83,362
Onex	4,296	194,073
Open Text	6,159	261,634
Osisko Gold Royalties	5,285	52,788
Osisko Gold Royalties (New York Shares)	2,306	23,060
†Painted Pony Energy	8,554	2,961
Pan American Silver	10,356	314,509
†Paramount Resources Class A	4,400	5,153
†Parex Resources	13,860	167,022
Park Lawn	2,100	34,680
Parkland	9,221	228,963
Pason Systems	5,362	29,306
Pembina Pipeline	2,484	62,100
Pembina Pipeline (New York Shares)	12,140	303,500
Peyto Exploration & Development	14,495	19,112
†Photon Control	9,100	11,931
Pizza Pizza Royalty	900	5,529
†Points International	700	6,377
Polaris Infrastructure	900	9,573
Pollard Banknote	800	10,077
†Precision Drilling	13,907	10,551
†Precision Drilling (New York Shares)	5,200	3,946
†Premier Gold Mines	23,496	38,249
Premium Brands Holdings	1,900	121,199
†Pretium Resources	7,271	61,000

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Quarterhill	21,100	$ 32,483
Quebecor Class B	7,600	163,297
†Real Matters	3,100	60,466
†Recipe Unlimited	1,200	8,194
Restaurant Brands International	3,369	183,852
†Richelieu Hardware	3,600	76,582
Ritchie Bros Auctioneers	4,000	163,400
Rocky Mountain Dealerships	1,200	3,677
Rogers Communications Class B	500	20,091
Rogers Communications (New York Shares) Class B	5,860	235,513
†Roxgold	25,200	28,400
Royal Bank of Canada	13,875	941,386
Royal Bank of Canada (New York Shares)	23,644	1,603,063
Russel Metals	3,940	47,073
†Sandstorm Gold	8,400	80,622
Saputo	5,833	139,079
Secure Energy Services	14,200	17,468
†SEMAFO	21,500	73,324
†Seven Generations Energy Class A	21,796	48,646
Shaw Communications Class B	25,977	424,984
†ShawCor	5,185	10,350
†Shopify Class A	200	190,007
Sienna Senior Living	3,200	21,803
†Sierra Wireless	900	8,081
†Sierra Wireless (Nasdaq Stock Market)	1,955	17,556
†Sleep Country Canada Holdings	2,800	33,144
SNC-Lavalin Group	9,570	161,497
†Spin Master	1,100	19,876
†SSR Mining	5,462	116,393
†SSR Mining (New York Shares)	2,603	55,522
Stantec	2,500	77,177
Stantec (New York Shares)	2,136	65,896
†Stelco Holdings	2,870	16,172
Stella-Jones	4,800	120,707
†Storm Resources	6,000	6,408
Sun Life Financial	800	29,399
Sun Life Financial (New York Shares)	4,570	167,947
Suncor Energy	13,192	222,426
Suncor Energy (New York Shares)	35,755	602,829
†SunOpta	4,163	19,566
Superior Plus	13,700	112,216
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Surge Energy	21,900	$ 5,404
†Tamarack Valley Energy	22,160	14,527
†Taseko Mines	18,300	9,031
TC Energy	15,638	670,039
Teck Resources Class B	16,854	176,535
Teck Resources (New York Shares) Class B	13,295	138,534
†TeraGo	1,800	7,889
†Teranga Gold	9,160	82,991
TerraVest Industries	900	10,043
TFI International	6,800	241,376
Thomson Reuters	400	27,177
Thomson Reuters (New York Shares)	300	20,391
Tidewater Midstream and Infrastructure	18,184	10,983
Timbercreek Financial	8,565	54,194
†TORC Oil & Gas	13,034	16,321
†Torex Gold Resources	6,800	107,139
Toromont Industries	3,200	158,798
Toronto-Dominion Bank	6,600	294,560
Toronto-Dominion Bank (New York Shares)	11,884	530,145
†Total Energy Services	3,299	5,103
Tourmaline Oil	19,400	169,621
TransAlta	17,688	104,882
TransAlta (New York Shares)	11,388	67,531
TransAlta Renewables	6,464	69,468
Transcontinental Class A	7,600	84,532
†TransGlobe Energy	13,800	7,624
†Trican Well Service	12,870	7,774
†Trisura Group	500	22,558
†Turquoise Hill Resources	71,987	53,025
†Uni-Select	3,100	16,829
†Vermilion Energy	3,928	17,476
†Vermilion Energy (New York Shares)	7,129	31,795
Wajax	3,200	19,800
†Wesdome Gold Mines	14,900	128,740
West Fraser Timber	3,700	130,056
†Western Forest Products	44,500	30,484
Westshore Terminals Investment	4,267	52,520
Wheaton Precious Metals (New York Shares)	3,517	154,924
Whitecap Resources	36,400	59,791
†WildBrain	9,347	8,950
Winpak	995	30,482
WSP Global	1,644	100,825
Yamana Gold	54,884	298,353
†Yellow Pages	2,300	15,248
		36,279,591

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chile–0.02%
Antofagasta	8,625	$ 99,829
		99,829
China–0.01%
BOE Varitronix	37,000	11,830
†Meituan Dianping B	1,600	35,754
		47,584
Colombia–0.02%
Millicom International Cellular SDR	3,630	95,561
		95,561
Denmark–2.04%
†ALK-Abello Class A	422	112,964
†Alm Brand	4,979	46,611
Ambu Class B	1,969	62,244
AP Moller - Maersk Class A	56	61,233
AP Moller - Maersk Class B	74	86,728
†Bang & Olufsen	4,116	8,404
†Bavarian Nordic	1,477	40,486
†Brodrene Hartmann	211	11,233
Carlsberg Class B	1,750	232,064
Chr Hansen Holding	2,556	263,640
Coloplast Class B	1,356	211,357
†Columbus	4,653	5,261
D/S Norden	2,354	31,760
†Danske Bank	17,951	239,977
†Demant	7,134	189,059
†Dfds	1,943	60,306
†Drilling	701	14,864
DSV	2,504	307,579
†FLSmidth & Co.	2,804	81,560
†Genmab	1,072	361,471
GN Store Nord	5,256	281,356
H Lundbeck	4,889	184,728
†H+H International Class B	1,148	18,477
†ISS	10,565	167,756
†Jyske Bank	5,084	149,600
†Matas	3,162	28,056
†Nilfisk Holding	2,249	31,086
†NKT	979	21,958
NNIT	488	8,638
Novo Nordisk ADR	2,700	176,796
Novo Nordisk Class B	24,610	1,603,286
Novozymes Class B	4,954	287,213
Orsted	1,480	170,794
Pandora	9,193	502,071
Per Aarsleff Holding Class B	1,112	40,073
Ringkjoebing Landbobank	2,075	147,006
Rockwool International Class A	352	85,980
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Rockwool International Class B	642	$ 174,723
†Royal Unibrew	2,268	189,065
Scandinavian Tobacco Group Class A	6,206	91,642
Schouw & Co.	1,091	87,159
SimCorp	2,948	318,833
Solar Class B	701	27,308
†Spar Nord Bank	6,082	48,473
†Sydbank	3,568	66,198
†Tivoli	204	21,620
Topdanmark	3,407	141,124
Tryg	1,546	44,918
Vestas Wind Systems	5,561	569,462
†Vestjysk Bank	29,090	12,569
†Zealand Pharma	3,070	106,060
		8,232,829
Finland–1.50%
Ahlstrom-Munksjo	2,126	31,907
†Aktia Bank	3,682	36,542
Alma Media	1,259	9,712
Aspo	1,168	7,705
Atria	742	7,265
Cargotec	2,051	47,889
†Caverion	4,210	28,535
†Citycon	2,218	15,465
Elisa	5,266	320,444
†Enento Group	540	22,326
†Finnair	3,430	3,053
Fiskars	2,492	28,731
Fortum	12,388	236,340
†F-Secure	2,413	7,796
†Huhtamaki	6,975	275,937
Kemira	9,101	117,496
Kesko Class A	6,192	100,389
Kesko Class B	16,144	276,342
Kone Class B	3,839	264,774
†Konecranes	2,164	49,105
Lassila & Tikanoja	2,818	41,544
†Metsa Board	11,635	78,978
Metso	3,953	129,910
Neste	10,960	430,466
†Nokia (London Stock Exchange)	97,116	424,384
†Nordea Bank	100,439	694,653
Olvi Class A	1,276	60,497
Oriola Class B	10,932	24,614
Orion Class A	1,499	72,621
Orion Class B	6,779	328,743
†Outokumpu	23,000	65,859
Outotec	9,303	51,586
Ponsse	944	26,938
†QT Group	745	22,673

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
†Revenio Group	804	$ 25,504
†Sampo Class A	5,531	190,652
Sanoma	5,246	53,197
†Stockmann Class B	1,585	1,770
†Stora Enso Class R	38,597	461,980
†Tieto	2,578	70,572
Tikkurila	2,609	36,328
Tokmanni Group	5,246	77,827
UPM-Kymmene	14,489	419,670
Uponor	3,944	53,413
†Vaisala Class A	1,389	52,044
†Valmet	8,041	210,753
Wartsila	1,651	13,695
YIT	11,776	64,273
		6,072,897
France–7.52%
†Accor	4,172	113,861
†Adevinta	2,808	28,421
Aeroports de Paris	555	57,299
†Air France-KLM	27,389	124,403
Air Liquide	2,045	295,680
†Airbus	6,515	466,824
Akka Technologies	858	27,753
AKWEL	593	9,627
Albioma	2,606	107,726
†Alstom	3,891	181,324
†Alten	948	81,914
†Amundi	1,083	85,138
Arkema	5,566	535,026
Assystem	625	15,605
†Atos	5,977	512,427
Aubay	366	11,540
AXA	22,429	471,972
Axway Software	477	9,558
†Bastide le Confort Medical	242	9,434
Beneteau	3,551	25,403
Bigben Interactive	645	8,166
BioMerieux	469	64,410
†BNP Paribas	12,282	490,715
Boiron	873	35,996
Bollore	45,459	143,440
Bonduelle SCA	1,767	42,583
†Bouygues	13,550	464,148
†Bureau Veritas	12,042	255,404
Burelle	10	6,057
Capgemini	2,162	249,498
Carrefour	27,400	424,920
†Casino Guichard Perrachon	2,697	99,919
†Cegedim	545	17,702
†CGG	51,187	56,538
Chargeurs	816	12,344
†Cie de Saint-Gobain	14,562	525,411
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Cie Generale des Etablissements Michelin	10,916	$ 1,137,807
Cie Plastic Omnium	5,008	102,596
†CNP Assurances	4,598	53,330
†Coface	8,061	53,190
†Creditricole	17,709	168,159
†Danone	10,121	702,530
†Dassault Aviation	6	5,505
Dassault Systemes	378	65,618
Derichebourg	9,326	26,869
Devoteam	479	39,494
Edenred	5,642	247,447
†Eiffage	6,266	574,383
Electricite de France	21,133	196,475
Electricite de Strasbourg	55	6,612
†Elior Group	6,149	35,179
†Elis	11,423	134,017
†Engie	27,380	339,565
†Eramet	660	23,803
†EssilorLuxottica	2,052	263,904
†Esso SA Francaise	184	3,039
Etablissements Maurel et Prom	5,157	10,248
†Europcar Mobility Group	8,623	20,594
Eutelsat Communications	17,127	158,430
†Exel Industries Class A	95	4,045
†Faurecia	5,931	233,021
†Fnac Darty	1,519	63,087
Gaztransport Et Technigaz	1,672	128,306
†Getlink	18,643	269,591
GL Events	866	12,044
†Groupe Crit	390	23,067
Groupe Open	435	4,764
Guerbet	783	29,602
Haulotte Group	610	3,457
Hermes International	366	307,296
†ID Logistics Group	205	39,793
Iliad	684	133,524
Imerys	3,251	111,627
†Ingenico Group	3,520	565,573
Ipsen	2,638	223,785
IPSOS	2,383	60,075
Jacquet Metal Service	1,315	17,322
†JCDecaux	6,129	114,492
Kaufman & Broad	1,637	56,666
Kering	872	476,739
†Korian	3,789	139,068
†Lagardere SCA	11,106	158,665
†Le Belier	321	12,674
Lectra	2,401	43,490
Legrand	6,230	473,371
Linedata Services	218	6,792
†LISI	2,070	43,251
LNA Sante	292	15,571

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†L'Oreal	614	$ 198,166
LVMH Moet Hennessy Louis Vuitton	3,966	1,750,969
Maisons du Monde	3,382	44,650
Maisons France Confort	195	7,327
†Manitou BF	943	18,413
Manutan International	120	6,957
Mersen	822	19,723
†Metropole Television	1,918	21,696
†Natixis	47,444	125,135
†Nexans	2,567	119,433
Nexity	2,772	90,167
†Oeneo	52	647
†Orange	65,479	782,995
Orange ADR	1,900	22,610
Orpea	2,049	236,666
Pernod Ricard	1,067	168,017
†Peugeot	35,699	585,432
†Pierre & Vacances	210	3,793
Publicis Groupe	15,916	517,031
Quadient	2,522	36,859
Rallye	1,545	12,236
Remy Cointreau	293	39,973
†Renault	1,453	37,188
Rexel	15,335	175,757
Robertet	45	47,220
†Rothschild & Co.	2,741	66,513
Rubis SCA	3,539	170,621
†Safran	4,282	430,732
Sanofi	10,358	1,056,356
†Sartorius Stedim Biotech	594	150,601
†Savencia	292	17,715
Schneider Electric	5,599	622,814
†SCOR	12,417	342,936
SEB	1,269	210,501
Seche Environnement	286	10,518
Societe BIC	1,368	69,657
†Societe Generale	21,431	358,319
Societe pour l'Informatique Industrielle	665	15,376
Sodexo	3,903	264,654
†SOITEC	1,058	117,858
=†Solocal Group	24,875	4,497
Somfy	487	49,134
Sopra Steria Group	1,456	180,121
SPIE	8,182	122,944
†Stef	359	29,202
STMicroelectronics	22,956	625,741
STMicroelectronics (New York Shares)	1,700	46,597
Suez	9,314	109,473
†Sword Group	504	16,186
Synergie	615	15,663
†Tarkett	4,534	52,949
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Technicolor	368	$ 1,144
Teleperformance	2,918	743,161
†Television Francaise 1	5,220	28,324
Thales	2,815	227,833
Thermador Groupe	504	29,596
TOTAL	46,953	1,810,433
TOTAL ADR	4,971	191,185
Total Gabon	19	2,209
Trigano	575	60,507
†Ubisoft Entertainment	6,574	544,396
Union Financiere de France	430	7,597
Valeo	14,901	393,019
†Vallourec	521	21,973
†Valneva	3,136	15,249
Veolia Environnement	8,376	189,140
Vetoquinol	184	12,675
Vicat	1,860	57,154
Vilmorin & Cie	478	25,321
Vinci	12,855	1,191,957
†Virbac	258	56,552
Vivendi	14,568	376,433
		30,420,334
Germany–6.76%
1&1 Drillisch	2,546	66,325
7C Solarparken	3,700	15,013
†Aareal Bank	4,128	80,646
†adidas	2,130	561,578
†ADO Properties	1,989	54,251
†ADVA Optical Networking	4,994	33,094
All for One Group	186	9,632
†Allgeier	430	16,098
Allianz	6,157	1,258,135
†Amadeus Fire	302	37,488
Atoss Software	162	18,835
Aurubis	2,579	159,431
BASF	7,979	448,175
Basler	144	9,670
†Bauer	962	10,506
Bayer	12,769	946,483
Bayerische Motoren Werke	10,545	673,199
BayWa	899	29,065
Bechtle	1,602	283,940
Beiersdorf	503	57,198
bet-at-home.com	209	9,069
Bilfinger	1,473	28,216
Borussia Dortmund & Co.	7,028	45,560
Brenntag	8,908	472,303
CANCOM	1,820	97,022
†Carl Zeiss Meditec Class B	619	60,273
†CECONOMY	8,889	31,015
CENIT	409	4,398
†CENTROTEC Sustainable	677	10,618

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Cewe Stiftung & Co.	635	$ 70,217
†Commerzbank	43,134	192,242
CompuGroup Medical	1,663	130,880
†Continental	5,418	532,650
†Corestate Capital Holding	853	17,344
†Covestro	11,417	434,853
CropEnergies	1,890	19,020
†CTS Eventim & Co.	3,858	161,095
Daimler	26,214	1,066,487
†Delivery Hero	227	23,328
†Deutsche Bank	39,833	380,010
†Deutsche Bank (New York Shares)	10,580	100,722
Deutsche Boerse	2,544	460,405
†Deutsche Lufthansa	17,580	176,371
†Deutsche Pfandbriefbank	14,973	109,555
Deutsche Post	16,284	597,946
Deutsche Telekom	71,175	1,194,262
Deutsche Telekom ADR	4,300	72,111
Deutsche Wohnen	4,160	186,932
†Deutz	14,839	69,829
†DIC Asset	3,885	52,194
Draegerwerk & Co.	351	23,566
Duerr	3,943	102,924
E.ON	57,318	646,987
Eckert & Ziegler	210	35,170
†EDAG Engineering Group	532	3,889
Elmos Semiconductor	176	4,286
†ElringKlinger	2,669	15,954
Energiekontor	647	16,368
Evonik Industries	2,765	70,425
†Evotec	4,456	121,623
Fielmann	1,757	118,539
First Sensor	589	25,707
†Francotyp-Postalia Holding Class A	282	1,016
†Fraport Frankfurt Airport Services Worldwide	1,932	84,631
Freenet	12,360	198,488
Fresenius & Co.	10,226	508,261
Fresenius Medical Care & Co.	9,023	776,247
FUCHS PETROLUB	1,564	52,670
GEA Group	7,243	229,880
Gerresheimer	2,539	234,643
Gesco	598	10,265
GFT Technologies	1,564	19,012
Grand City Properties	2,871	66,401
†H&R & Co.	1,285	8,291
Hamburger Hafen und Logistik	2,777	47,160
Hannover Rueck	938	162,109
Hapag-Lloyd	593	34,716
HeidelbergCement	3,729	199,620
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Heidelberger Druckmaschinen	22,239	$ 14,366
Hella & Co.	4,241	174,215
Henkel & Co.	649	54,296
HOCHTIEF	1,187	105,618
HolidayCheck Group	3,631	6,014
Hornbach Baumarkt	449	14,475
Hornbach Holding & Co.	973	80,671
HUGO BOSS	3,703	112,222
†Hypoport	189	84,074
Indus Holding	1,375	46,432
Infineon Technologies	34,567	809,980
†Instone Real Estate Group	502	10,891
Jenoptik	2,163	50,532
K+S	12,746	80,792
KION Group	5,935	365,417
†Kloeckner & Co.	5,996	32,862
Knorr-Bremse	226	22,936
†Koenig & Bauer	782	17,515
Krones	579	37,186
KWS Saat	195	14,613
LANXESS	5,727	302,852
LEG Immobilien	1,920	243,524
Leifheit	726	20,182
†Leoni	1,918	14,412
†LPKF Laser & Electronics	1,161	25,194
†Manz	413	8,169
†Medigene	1,735	9,699
Merck	1,006	117,146
METRO	19,411	184,214
MLP	5,144	31,588
†MTU Aero Engines	1,934	336,710
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	1,602	417,152
Nemetschek	2,793	191,913
New Work	145	44,722
Nexus	689	30,288
†Nordex	2,860	28,571
†Norma Group	2,584	69,166
†OHB	563	26,487
†OSRAM Licht	3,640	166,853
PATRIZIA Immobilien	1,823	44,219
Pfeiffer Vacuum Technology	348	64,261
PNE	7,182	40,319
Porsche Automobil Holding	3,828	221,713
†ProSiebenSat.1 Media	17,596	210,276
PSI Software	901	20,253
†Puma	2,358	182,827
†PVA TePla	1,053	13,301
†QIAGEN	825	35,537
QSC	11,002	16,570

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Rational	114	$ 63,884
Rheinmetall	3,893	338,291
RHOEN-KLINIKUM	858	17,508
†RIB Software	1,099	35,807
RWE	13,745	481,172
†S&T	2,163	55,653
†SAF-Holland	3,803	22,445
†Salzgitter	2,683	37,753
SAP	8,463	1,183,038
†Sartorius	1,144	377,575
Scout24	2,728	211,059
Secunet Security Networks	79	18,315
Siemens	7,371	869,314
Siltronic	1,210	124,078
†Sixt	1,046	80,311
†Sixt Leasing	985	20,013
Software	2,664	107,600
Stabilus	1,248	65,502
STRATEC Biomedical	196	19,205
Stroeer & Co.	2,308	155,748
Suedzucker	6,877	108,537
†SUESS MicroTec	815	13,241
Surteco Group	396	8,906
Symrise	2,556	298,660
†TAG Immobilien	5,096	121,713
Takkt	2,185	22,376
†Talanx	2,814	104,580
†Technotrans	604	11,217
†Tele Columbus	2,040	7,100
Telefonica Deutschland Holding	84,277	248,549
†thyssenkrupp	15,032	107,242
Traffic Systems	421	15,893
Uniper	4,716	152,181
United Internet	8,958	380,599
VERBIO Vereinigte BioEnergie	2,083	21,808
Volkswagen	1,206	194,718
Vonovia	6,381	390,026
†Vossloh	415	18,202
Wacker Chemie	1,267	87,117
Wacker Neuson	2,960	44,816
†Washtec	765	31,526
Wuestenrot & Wuerttembergische	1,974	33,638
		27,354,678
■Hong Kong–2.72%
AIA Group	148,600	1,390,539
Allied Properties	148,000	36,180
ASM Pacific Technology	8,000	84,544
Bank of East Asia	53,726	123,156
BOC Aviation	16,200	104,288
BOC Hong Kong Holdings	44,000	140,883
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
BOCOM International Holdings	59,000	$ 7,406
Bright Smart Securities & Commodities Group	48,000	9,489
=†Brightoil Petroleum Holdings	123,000	4,464
=†Burwill Holdings	208,000	357
†Cafe de Coral Holdings	48,000	99,780
†Cathay Pacific Airways	69,000	66,712
Century City International Holdings	124,000	6,428
†China Display Optoelectronics Technology Holdings	192,000	11,093
China Motor Bus	1,600	19,268
China New Higher Education Group	36,000	23,994
Chong Hing Bank	21,000	25,843
Chow Sang Sang Holdings International	15,000	15,954
Chow Tai Fook Jewellery Group	32,000	30,646
†Chuang's Consortium International	88,000	12,292
CITIC Telecom International Holdings	159,000	50,655
CK Asset Holdings	56,680	339,898
CK Hutchison Holdings	81,180	525,688
CK Infrastructure Holdings	13,000	67,200
CK Life Sciences International Holdings	84,000	10,118
CLP Holdings	23,500	230,799
CNQC International Holdings	42,500	3,756
Convenience Retail Asia	48,000	22,676
†Cosmopolitan International Holdings	72,000	12,206
CSI Properties	300,000	9,439
Dah Sing Banking Group	44,000	40,377
Dah Sing Financial Holdings	13,200	37,160
Eagle Nice International Holdings	4,000	1,383
Emperor International Holdings	106,000	17,722
Fairwood Holdings	6,000	13,447
Far East Consortium International	111,000	36,391
†FIH Mobile	344,000	37,084
First Pacific	172,000	33,000
†First Shanghai Investments	16,000	759
Fountain SET Holdings	70,000	8,857
Galaxy Entertainment Group	53,000	363,567

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Get Nice Holdings	752,000	$ 12,920
Giordano International	126,000	19,160
=†Gold-Finance Holdings	80,000	139
†Goodbaby International Holdings	98,000	11,061
Great Eagle Holdings	14,000	35,340
†Great Harvest Maeta Group Holdings	75,000	9,677
Guotai Junan International Holdings	144,000	18,897
Haitong International Securities Group	204,864	49,170
Hang Lung Group	52,000	121,690
Hang Lung Properties	50,000	118,864
Hang Seng Bank	17,200	289,687
Hanison Construction Holdings	16,639	2,255
Henderson Land Development	30,412	115,982
HK Electric Investments	40,500	42,067
HKBN	29,000	50,853
HKR International	50,160	22,478
HKT Trust	170,000	249,470
Hong Kong & China Gas	26,964	41,907
Hong Kong Exchanges & Clearing	14,043	598,115
†Hong Kong Finance Investment Holding Group	158,000	15,317
Hongkong & Shanghai Hotels	43,044	39,022
Hongkong Land Holdings	23,300	96,917
Hysan Development	28,000	90,391
†I-CABLE Communications	16,026	140
IGG	87,000	71,550
IT	50,000	7,341
ITC Properties Group	31,000	3,725
†Johnson Electric Holdings	29,500	52,466
K Wah International Holdings	26,000	11,261
†Kerry Logistics Network	62,000	82,655
Kerry Properties	37,500	97,411
Kingston Financial Group	186,000	16,711
Kowloon Development	35,000	38,185
Lai Sun Development	30,300	31,827
Lai Sun Garment International	14,305	14,673
†Landing International Development	96,000	3,110
†Lifestyle International Holdings	28,500	23,520
Liu Chong Hing Investment	10,000	9,153
L'Occitane International	27,750	46,782
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Luk Fook Holdings International	21,000	$ 45,655
†Macau Legend Development	150,000	20,398
Man Wah Holdings	160,800	154,864
Melco International Development	41,000	79,938
†Melco Resorts & Entertainment ADR	600	9,312
Miramar Hotel & Investment	13,000	23,192
Modern Dental Group	65,000	12,718
MTR	15,788	82,109
NagaCorp	106,000	123,654
†Nameson Holdings	38,000	1,968
New World Development	73,769	350,261
†NewOcean Energy Holdings	62,000	5,856
NWS Holdings	104,058	90,515
Pacific Basin Shipping	309,000	45,428
Pacific Textiles Holdings	82,000	39,747
†PC Partner Group	28,000	3,748
PCCW	346,000	197,830
Pico Far East Holdings	58,000	8,858
Polytec Asset Holdings	88,500	8,831
Power Assets Holdings	19,500	106,549
†PRADA	29,100	101,683
Public Financial Holdings	24,000	6,614
Regal Hotels International Holdings	18,000	7,121
Regina Miracle International Holdings	29,000	8,269
†Sa International Holdings	124,445	21,110
†Samsonite International	102,600	104,656
†Shangri-La Asia	84,000	72,584
Shenwan Hongyuan	20,000	2,281
Singamas Container Holdings	72,000	4,743
Sino Land	91,726	116,052
SITC International Holdings	132,000	141,338
Sitoy Group Holdings	26,000	1,586
SmarTone Telecommunications Holdings	33,500	17,987
Soundwill Holdings	5,000	4,456
Stella International Holdings	36,000	36,922
Sun Hung Kai & Co.	54,000	21,256
Sun Hung Kai Properties	17,000	217,179
SUNeVision Holdings	49,000	38,581
Swire Pacific Class A	19,000	100,981
Swire Pacific Class B	45,000	43,074
Swire Properties	13,400	34,212

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Tao Heung Holdings	2,000	$ 259
Techtronic Industries	36,500	361,151
Television Broadcasts	36,000	41,959
Texwinca Holdings	36,000	5,327
TK Group Holdings	26,000	7,566
†TOM Group	44,000	6,656
Tradelink Electronic Commerce	74,000	8,619
Transport International Holdings	14,232	27,661
Union Medical Healthcare	28,000	14,322
United Laboratories International Holdings	36,000	31,176
=Untrade.Pac Andes International holdings	338,000	1,195
Vitasoy International Holdings	38,000	146,061
VPower Group International Holdings	11,000	6,014
VSTECS Holdings	32,000	17,297
VTech Holdings	12,100	72,892
WH Group	496,500	429,072
Wharf Holdings	50,000	102,309
Wharf Real Estate Investment	14,000	67,208
=Wheelock & Co.	24,000	211,123
Wing On Co. International	3,000	6,804
Wing Tai Properties	16,000	8,085
Xinyi Glass Holdings	140,000	172,777
Yue Yuen Industrial Holdings	52,000	79,262
†Zhaobangji Properties Holdings	112,000	17,389
		10,993,687
Ireland–0.96%
†AIB Group	39,465	49,830
†Bank of Ireland Group	51,381	105,871
†C&C Group	21,795	62,128
Cairn Homes	26,091	25,432
CRH	865	29,773
CRH ADR	40,003	1,372,503
†FBD Holdings	271	2,063
Flutter Entertainment	3,332	436,822
Irish Continental Group	13,703	54,843
†James Hardie Industries	10,780	207,716
Kingspan Group	7,952	513,352
†Paddy Power Betfair	3,482	459,708
†Permanent TSB Group Holdings	929	532
Smurfit Kappa Group	13,172	442,654
†UDG Healthcare	14,537	129,207
		3,892,434
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Isle Of Man–0.07%
GVC Holdings	29,211	$ 267,745
		267,745
Israel–0.78%
†Africa Israel Properties	982	22,960
†Airport City	3,084	33,215
Alrov Properties and Lodgings	323	7,771
Arad	603	9,963
†Arko Holdings	24,824	5,245
Ashtrom Group	3,232	34,305
Ashtrom Properties	2,601	8,849
†Azorim-Investment Development & Construction	3,495	6,349
Azrieli Group	254	11,577
Bank Hapoalim	35,364	211,411
Bank Leumi Le-Israel	68,662	345,227
Bayside Land	42	21,909
†Bezeq The Israeli Telecommunication	60,878	55,261
Big Shopping Centers	238	16,590
Blue Square Real Estate	300	10,454
†Brack Capital Properties	158	10,320
Camtek	1,050	13,029
†Cellcom Israel	6,426	25,445
†Clal Insurance Enterprises Holdings	2,208	18,544
Danel Adir Yeoshua	234	21,927
Delek Automotive Systems	3,464	15,790
Delek Group	304	7,312
Delta Galil Industries	368	4,233
†Dor Alon Energy	819	13,660
†El Al Israel Airlines	17,349	2,876
Elbit Systems	270	37,104
Elbit Systems (New York Shares)	380	52,079
Electra	116	49,470
Electra Consumer Products 1970	515	11,977
†Electra Real Estate	1,339	6,359
†Equital	1,783	32,732
†First International Bank of Israel	3,895	82,668
FMS Enterprises Migun	399	9,606
Formula Systems 1985	762	59,389
Fox Wizel	1,055	38,886
†Gilat Satellite Networks	1,455	9,440
†Hadera Paper	295	9,056
†Ham-Let Israel-Canada	535	8,507
Harel Insurance Investments & Financial Services	9,588	52,131
†Hilan	1,352	54,730

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
ICL Group	23,768	$ 70,798
IDI Insurance	511	11,927
†Industrial Buildings	16,541	29,977
Inrom Construction Industries	2,596	8,533
Isracard	947	2,155
Israel Discount Bank Class A	34,449	105,069
Israel Land Development - Urban Renewal	991	6,556
Isras Investment	128	17,430
†Kamada	634	4,844
Kerur Holdings	403	10,964
Malam - Team	207	41,426
Matrix IT	2,451	52,377
Maytronics	4,037	45,868
Mega Or Holdings	1,052	23,514
†Mehadrin	38	1,292
Meitav Dash Investments	2,844	7,787
Menora Mivtachim Holdings	2,003	20,155
Migdal Insurance & Financial Holding	29,788	15,543
Minrav Holdings	60	7,682
Mizrahi Tefahot Bank	6,227	117,006
†Naphtha Israel Petroleum	2,641	8,694
†Nawi Brothers	1,174	4,824
Neto ME Holdings	91	3,328
†Nice	211	39,774
†Nice ADR	848	160,476
†Nova Measuring Instruments	1,159	55,836
Oil Refineries	183,266	34,219
One Software Technologies	180	12,888
OPC Energy	2,934	23,996
†Partner Communications	7,166	31,776
Paz Oil	555	44,607
†Phoenix Holdings	9,536	35,412
Plasson Industries	216	7,492
Plus500	6,766	110,358
Priortech	909	10,914
Rami Levy Chain Stores Hashikma Marketing 2006	414	22,962
Scope Metals Group	396	5,919
†Shapir Engineering and Industry	4,570	27,814
Shikun & Binui	16,387	58,626
Shufersal	9,132	59,659
Strauss Group	2,037	56,478
Tadiran Holdings	507	24,867
†Teva Pharmaceutical Industries ADR	12,716	156,788
†Tower Semiconductor	5,841	111,505
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
YH Dimri Construction & Development	672	$ 17,643
		3,176,114
Italy–2.57%
A2A	103,471	147,077
ACEA	4,679	89,966
†Amplifon	7,582	202,553
Anima Holding	20,240	87,423
Aquafil	1,318	5,808
†Arnoldo Mondadori Editore	9,603	10,397
Ascopiave	2,898	12,210
Assicurazioni Generali	19,322	293,506
†Atlantia	18,375	297,221
†Autogrill	10,024	52,926
†Avio	1,339	23,067
Azimut Holding	9,520	163,398
=†Banca Carige	7,846	2
†Banca Farmafactoring	10,088	57,479
Banca Generali	3,118	93,754
†Banca IFIS	2,288	22,105
Banca Mediolanum	9,367	67,411
†Banca Monte dei Paschi di Siena	3,450	6,148
†Banca Popolare di Sondrio	26,099	49,478
†Banco BPM	134,908	202,067
†Banco di Desio e della Brianza	4,685	11,416
BasicNet	1,798	8,146
Be Shaping The Future	10,569	12,822
†Biesse	435	5,523
†BPER Banca	36,635	91,584
†Brembo	13,372	124,197
†Brunello Cucinelli	1,999	59,550
Buzzi Unicem	7,113	126,307
†Cairo Communication	8,441	13,903
Carel Industries	1,549	28,479
Cementir Holding	2,477	17,687
†Cerved Group	11,139	80,118
†CIR SpA-Compagnie Industriali	42,425	19,828
†CNH Industrial	26,713	187,675
Credito Emiliano	9,703	48,068
†Credito Valtellinese	4,776	28,351
Danieli & C Officine Meccaniche	5,604	52,522
Datalogic	1,832	22,746
Davide Campari-Milano	5,668	47,934
†De' Longhi	2,087	54,740
DiaSorin	1,484	284,995
†doValue	1,975	17,818
†Elica	3,193	9,694
Enav	10,451	47,210

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Enel	138,122	$ 1,194,540
Eni	25,819	247,501
ERG	2,382	51,471
†Esprinet	1,533	6,511
Falck Renewables	8,814	54,073
Ferrari	2,515	430,807
Fiera Milano	2,272	7,757
†Fincantieri	11,573	7,996
†FinecoBank Banca Fineco	20,424	276,420
†Geox	789	640
Gruppo MutuiOnline	1,221	26,091
†Guala Closures	3,228	22,413
Hera	47,402	177,983
†Illimity Bank	2,200	18,196
†IMA Industria Macchine Automatiche	1,092	65,637
†IMMSI	4,790	2,102
Infrastrutture Wireless Italiane	2,042	20,498
Interpump Group	4,707	140,334
†Intesa Sanpaolo	194,114	373,027
Iren	32,369	80,380
Italgas	18,912	110,061
†Juventus Football Club	33,533	34,819
La Doria	2,117	27,032
Leonardo	15,791	105,268
†Maire Tecnimont	9,843	19,180
†MARR	2,026	30,481
Massimo Zanetti Beverage Group	2,053	10,748
†Mediaset	31,335	55,788
Mediobanca Banca di Credito Finanziario	21,741	156,998
†Moncler	7,433	285,825
†OVS	20,195	22,043
Piaggio & C	13,390	32,455
†Pirelli & C	18,493	78,675
Poste Italiane	14,199	124,032
Prima Industrie	237	3,467
Prysmian	11,048	256,295
RAI Way	7,667	50,431
Recordati	1,750	87,568
Reno de Medici	19,356	15,469
Reply	1,161	94,215
†Rizzoli Corriere Della Sera Mediagroup	17,359	12,078
Sabaf	510	6,326
†Safilo Group	2,772	2,208
†Saipem	25,640	64,334
†Salvatore Ferragamo	5,085	68,955
†Saras	40,141	31,643
Servizi Italia	1,444	3,768
Sesa	667	40,475
Snam	46,113	224,808
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
†Societa Cattolica di Assicurazioni SC	15,820	$ 91,057
SOL	1,200	14,191
†Technogym	3,868	32,372
†Telecom Italia	477,061	188,122
†Telecom Italia ADR	6,900	27,117
Telecom Italia RSP	403,614	157,087
Terna Rete Elettrica Nazionale	34,565	238,414
†Tinexta	1,206	16,178
†Tod's	380	11,321
†UniCredit	51,499	475,295
†Unieuro	1,596	13,457
†Unione di Banche Italiane	89,656	294,290
†Unipol Gruppo	39,682	155,017
UnipolSai Assicurazioni	40,163	96,218
†Webuild	8,251	12,981
Zignago Vetro	1,349	20,190
		10,388,438
Japan–24.59%
77 Bank	4,800	71,586
A&D	2,600	16,762
ABC-Mart	500	29,332
Achilles	800	14,444
Acom	11,800	45,156
Adastria	1,600	25,440
ADEKA	6,100	81,083
Ad-sol Nissin	1,300	28,404
Advantest	3,800	216,868
Aeon	12,600	293,133
Aeon Delight	1,500	41,818
Aeon Fantasy	1,000	14,307
AEON Financial Service	5,600	61,420
Aeon Hokkaido	2,300	17,811
Aeon Mall	3,000	39,866
†Aeria	1,700	7,913
AGC	6,700	192,086
Agro-Kanesho	800	10,202
Ahresty	1,900	6,306
Ai Holdings	2,600	37,603
Aica Kogyo	1,900	62,439
Aichi	3,200	22,116
Aichi Bank	600	15,520
Aichi Steel	1,200	34,134
Aichi Tokei Denki	500	20,792
Aida Engineering	5,700	38,570
†Aiful	30,100	66,523
Ain Holdings	1,500	98,473
Air Water	11,700	165,309
Airport Facilities	2,700	10,611
Aisan Industry	2,000	9,827
Aisin Seiki	7,600	222,771
Ajinomoto	3,600	59,742

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ajis	700	$ 16,695
Akatsuki	4,400	24,080
†Akebono Brake Industry	7,100	11,341
Akita Bank	1,500	20,209
Albis	600	12,194
Alconix	1,500	16,209
Alfresa Holdings	3,600	75,461
Alinco	2,100	18,167
Alpen	2,200	34,221
Alps Alpine	15,024	193,648
Altech	1,980	35,017
Amada	16,500	135,100
Amano	3,800	79,063
Amiyaki Tei	300	8,831
Amuse	600	12,302
†ANA Holdings	2,000	45,706
Anest Iwata	1,300	10,125
Anritsu	4,600	109,283
AOKI Holdings	3,000	17,427
Aomori Bank	1,800	37,508
Aoyama Trading	3,400	23,205
Aozora Bank	5,700	99,392
Arakawa Chemical Industries	1,000	11,517
Arata	800	35,942
Arcland Sakamoto	1,600	28,052
Arcland Service Holdings	1,400	24,843
Arcs	3,000	60,450
Arealink	700	5,758
Argo Graphics	800	25,057
Ariake Japan	300	19,003
Asahi	1,900	26,286
Asahi Group Holdings	6,300	221,270
Asahi Holdings	3,300	87,850
Asahi Intecc	5,600	159,826
Asahi Kasei	48,000	392,918
Asahi Kogyosha	500	15,282
Asahi Net	1,400	17,354
ASAHI YUKIZAI	1,500	19,974
Asante	800	10,882
Asanuma	500	19,202
Asia Pile Holdings	1,700	7,481
Asics	3,400	38,872
ASKA Pharmaceutical	2,200	24,823
ASKUL	1,000	32,120
Astellas Pharma	30,900	516,016
Ateam	900	7,211
Atom	4,300	32,711
†Atrae	500	14,652
Autobacs Seven	5,300	66,969
Avantia	2,200	17,743
Awa Bank	3,000	67,589
Axial Retailing	1,200	48,038
Azbil	1,600	48,903
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Bandai Namco Holdings	3,500	$ 184,233
Bando Chemical Industries	4,300	26,169
Bank of Iwate	1,400	33,929
Bank of Kochi	500	3,070
Bank of Kyoto	3,100	110,143
Bank of Nagoya	700	15,052
Bank of Okinawa	1,580	45,553
Bank of Saga	1,500	16,347
Bank of the Ryukyus	3,500	31,178
Bank of Toyama	500	10,839
Baroque Japan	2,900	18,024
BayCurrent Consulting	1,000	83,613
Belc	900	61,634
Bell System24 Holdings	3,000	39,040
Belluna	3,800	21,478
Benefit One	3,600	72,588
Benesse Holdings	3,600	96,551
BeNEXT Group	1,600	14,065
Bic Camera	5,500	58,430
BML	1,000	26,046
Bourbon	500	8,425
BP Castrol KK	1,800	19,553
Bridgestone	13,700	442,173
Broadleaf	3,800	18,647
Brother Industries	11,500	207,771
Bunka Shutter	4,300	29,780
C Uyemura & Co.	300	18,138
Calbee	1,700	46,987
Can Do	500	9,654
Canon	10,400	207,459
Canon Electronics	1,900	28,479
Canon Marketing Japan	2,800	57,256
Capcom	2,600	95,170
Carlit Holdings	2,400	11,293
Casio Computer	5,600	97,695
Cawachi	1,700	43,909
Central Glass	3,800	64,634
Central Japan Railway	1,100	170,124
Central Security Patrols	900	35,745
Central Sports	600	12,552
†Change	800	55,936
Charm Care	3,000	23,567
Chiba Bank	27,600	130,486
Chiba Kogyo Bank	4,900	10,690
Chilled & Frozen Logistics Holdings	700	10,269
Chiyoda	1,800	19,718
Chodai	1,100	11,097
Chori	700	11,971
Chubu Electric Power	5,300	66,472
Chubu Shiryo	1,700	25,766
Chuetsu Pulp & Paper	800	11,543
Chugai Pharmaceutical	4,800	256,992

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Chugai Ro	300	$ 4,265
Chugoku Bank	10,900	101,133
Chugoku Electric Power	5,300	70,660
Chugoku Marine Paints	4,600	34,254
Chukyo Bank	700	13,961
CI Takiron	4,000	26,039
Citizen Watch	26,200	85,407
CK-San-Etsu	100	3,132
Cleanup	2,500	13,297
CMIC Holdings	800	10,582
CMK	2,400	9,291
Coca-Cola Bottlers Japan Holdings	3,475	63,024
cocokara fine	600	32,434
Colowide	2,900	39,587
Computer Engineering & Consulting	1,800	28,534
COMSYS Holdings	4,000	118,620
Comture	1,000	26,075
Concordia Financial Group	42,969	138,148
CONEXIO	1,700	22,504
Cosel	1,000	8,733
Cosmo Energy Holdings	5,100	74,933
Cosmos Pharmaceutical	600	92,061
Create Restaurants Holdings	6,200	40,894
Create SD Holdings	1,300	40,559
Credit Saison	11,600	133,286
Creek & River	1,100	10,900
CTI Engineering	400	6,349
CTS	2,700	22,439
†Curves Holdings	3,600	19,741
CyberAgent	2,600	127,800
Cybozu	2,000	62,767
Dai Nippon Printing	6,400	147,138
Dai Nippon Toryo	2,000	17,499
Daibiru	1,100	10,080
Daicel	16,200	125,556
Dai-Dan	500	13,089
Daido Metal	3,800	19,311
Daido Steel	1,900	58,335
Daifuku	2,300	201,554
Daihatsu Diesel Manufacturing	2,100	8,453
Daihen	800	28,637
Daiho	1,000	22,559
Dai-Ichi Cutter Kogyo	1,200	27,011
Daiichi Jitsugyo	600	20,367
Daiichi Kigenso Kagaku-Kogyo	1,000	7,355
Dai-ichi Life Holdings	11,500	137,655
Daiichi Sankyo	900	73,612
Dai-ichi Seiko Class C	300	6,057
Daiichikosho	2,200	65,821
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daiken	800	$ 13,474
Daiken Medical	2,500	13,964
Daiki Aluminium Industry	3,000	15,860
Daikin Industries	4,400	711,920
Daikoku Denki	900	10,726
Daikokutenbussan	800	35,891
Daikyonishikawa	4,000	17,996
Dainichiseika Color & Chemicals Manufacturing	600	13,022
Daio Paper	5,600	74,821
Daiseki	1,000	26,807
Daishi Hokuetsu Financial Group	3,050	61,881
Daito Pharmaceutical	600	22,238
Daito Trust Construction	1,900	175,107
Daitron	800	12,383
Daiwa House Industry	18,600	439,237
Daiwa Securities Group	42,900	180,219
Daiwabo Holdings	1,400	91,882
Daiyu Lic Holdings	1,600	15,324
DCM Holdings	8,000	91,731
DD Holdings	800	6,826
Denka	5,500	134,804
Denso	4,800	188,242
Dentsu	6,100	144,702
Dexerials	2,900	22,861
DIC	6,100	153,541
Digital Arts	500	40,660
Digital Garage	700	22,425
Digital Hearts Holdings	1,000	7,910
Dip	4,500	91,409
Disco	200	48,778
DKS	600	28,982
DMG Mori	9,200	112,416
Doshisha	3,500	52,978
Doutor Nichires Holdings	1,900	30,729
Dowa Holdings	3,400	103,199
DTS	2,200	45,397
DyDo Group Holdings	700	31,695
Eagle Industry	2,500	16,789
Earth	600	45,756
East Japan Railway	2,500	173,238
Ebara	5,600	132,143
Ebara Jitsugyo	600	15,849
Eco's	1,500	26,707
EDION	6,600	67,035
EF-ON	960	5,305
eGuarantee	2,400	56,963
E-Guardian	700	18,664
Ehime Bank	2,500	27,063
Eidai	3,200	9,339
Eiken Chemical	1,600	25,611
Eisai	3,300	262,181

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Eizo	1,600	$ 60,126
Elecom	1,300	63,683
Electric Power Development	2,600	49,287
Elematec	1,500	12,228
Endo Lighting	1,600	9,170
ENEOS Holdings	91,350	325,623
†Enigmo	2,400	29,641
en-japan	2,000	49,783
EPS Holdings	2,100	20,164
eRex	2,300	30,306
ES-Con Japan	1,800	13,708
Eslead	1,400	17,643
ESPEC	900	14,950
Exedy	2,000	29,856
Ezaki Glico	1,400	66,744
FALCO HOLDINGS	900	13,036
FamilyMart	14,700	252,368
Fancl	1,900	56,615
FANmmunications	2,300	9,558
Fast Retailing	700	402,340
FCC	2,600	44,702
†FDK	1,200	9,636
Feed One	9,200	17,225
Ferrotec Holdings	2,600	15,772
FIDEA Holdings	18,000	16,872
Fields	5,200	16,172
Financial Products Group	6,000	33,245
FINDEX	1,400	13,328
First Bank of Toyama	3,100	7,720
†First Brothers	1,700	11,829
First Juken	1,000	8,665
Fixstars	1,500	17,967
FJ Next	1,500	11,961
Foster Electric	2,200	21,533
FP	1,000	80,078
France Bed Holdings	1,400	10,992
F-Tech	1,100	5,135
Fudo Tetra	1,890	24,944
Fuji	3,100	15,478
Fuji Aichi	3,500	61,492
Fuji Ehime	1,400	24,364
Fuji Electric	8,100	222,944
Fuji Kyuko	2,000	62,555
Fuji Miyagi	700	13,030
†Fuji Oil	6,500	10,395
Fuji Oil Holdings	2,600	66,899
Fuji Pharma	700	7,567
Fuji Seal International	2,700	52,545
Fuji Soft	1,000	39,691
Fujibo Holdings	1,300	39,403
Fujicco	600	11,154
FUJIFILM Holdings	2,900	124,125
Fujikura	24,000	69,476
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fujikura Composites	3,700	$ 12,712
Fujikura Kasei	1,700	8,203
Fujimori Kogyo	900	31,373
Fujisash	13,300	10,401
Fujita Kanko	400	6,324
Fujitec	1,500	27,601
Fujitsu	3,200	374,667
Fujitsu Frontech	700	7,047
Fujitsu General	1,700	34,926
Fukuda	400	18,141
Fukuda Denshi	200	13,427
Fukui Bank	1,800	28,027
Fukui Computer Holdings	500	12,702
Fukuoka Financial Group	9,900	156,528
Fukushima Bank	1,600	2,539
Fukushima Galilei	700	22,230
Fukuyama Transporting	2,000	70,082
FULLCAST Holdings	1,000	13,340
Funai Soken Holdings	2,300	52,040
Furukawa	3,300	33,639
Furukawa Battery	2,300	28,203
Furukawa Electric	5,600	135,997
Furuno Electric	2,500	22,637
Furusato Industries	500	6,504
Furuya Metal	600	34,944
Furyu	2,700	25,967
Fuso Chemical	1,200	43,813
Fuso Pharmaceutical Industries	400	9,301
Futaba Industrial	7,100	29,846
Future	2,000	32,016
Fuyo General Lease	1,500	83,579
G-7 Holdings	1,600	34,918
Gakken Holdings	1,000	13,460
Gakkyusha	900	9,034
GCA	2,000	11,513
Gecoss	900	7,749
Genky DrugStores	1,300	43,062
Geo Holdings	3,500	43,983
Geostr	1,400	4,093
Giken	800	37,719
GLOBERIDE	700	13,144
Glory	3,300	75,274
GMO Cloud	800	74,936
GMO Financial Holdings	2,700	15,928
GMO internet	4,400	122,233
GMO Payment Gateway	800	83,675
Godo Steel	1,200	20,460
Goldcrest	1,400	19,214
Goldwin	800	52,450
GS Yuasa	5,000	88,799
G-Tekt	1,700	16,496
GungHo Online Entertainment	3,180	56,856

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Gunma Bank	28,900	$ 92,010
Gunze	1,100	40,879
Gurunavi	3,200	21,998
H2O Retailing	7,100	47,501
HABA Laboratories	400	18,769
Hachijuni Bank	23,600	89,828
Hagihara Industries	1,300	17,227
Hagiwara Electric Holdings	400	7,572
Hakudo	1,100	14,096
Hakuhodo DY Holdings	10,000	119,349
Hakuto	1,300	11,889
Halows	800	25,039
Hamakyorex	1,000	28,851
Hamamatsu Photonics	1,000	43,545
Hankyu Hanshin Holdings	5,700	192,536
Hanwa	2,100	38,551
Happinet	800	8,365
Harima Chemicals Group	2,600	23,806
Haseko	18,700	236,111
Hazama Ando	15,000	87,010
Heiwa	3,300	55,193
Heiwa Real Estate	1,500	42,975
Heiwado	2,200	38,540
Helios Techno Holding	2,500	7,754
Hibino	500	5,461
Hiday Hidaka	792	12,354
Hikari Tsushin	500	114,324
Hino Motors	21,200	143,833
Hioki EE	100	2,676
Hirakawa Hewtech	600	5,930
Hiroshima Bank	17,900	84,673
Hiroshima Gas	2,000	6,694
HIS	3,700	55,149
Hisamitsu Pharmaceutical	500	27,028
Hitachi	15,900	505,379
Hitachi Capital	5,900	130,606
Hitachi Construction Machinery	4,300	119,449
Hitachi Metals	2,500	29,965
Hitachi Transport System	3,500	93,607
Hitachi Zosen	8,800	32,192
Hochiki	1,300	14,794
Hodogaya Chemical	400	16,284
Hogy Medical	1,600	49,391
Hokkaido Coca-Cola Bottling	200	7,262
Hokkaido Electric Power	9,500	36,436
Hokkaido Gas	800	11,818
Hokkan Holdings	800	13,534
Hokkoku Bank	1,900	50,522
Hokuetsu	9,600	33,990
Hokuetsu Industries	2,000	19,180
Hokuhoku Financial Group	7,700	63,960
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hokuriku Electric Power	7,900	$ 50,263
Hokuto	1,200	22,585
Honda Motor	28,000	716,622
Honda Motor ADR	3,200	81,792
H-One	800	4,119
Honeys Holdings	2,400	25,528
Honma Golf	17,500	7,431
Hoosiers Holdings	1,000	4,935
Horiba	2,300	121,681
Hoshizaki	200	17,142
Hosokawa Micron	600	31,779
House Foods Group	1,600	51,717
Howa Machinery	1,300	9,507
Hoya	3,600	344,732
Hulic	13,500	127,454
Hyakugo Bank	12,500	38,149
Hyakujushi Bank	2,400	43,365
Ibiden	2,300	67,321
IBJ	1,500	10,409
IBJ Leasing	1,900	41,880
Ichibanya	600	26,442
Ichigo	17,500	44,125
Ichiken	800	11,234
Ichikoh Industries	2,000	9,140
Ichinen Holdings	1,200	13,367
Ichiyoshi Securities	4,600	19,487
Idec	2,000	32,003
Idemitsu Kosan	8,996	191,993
IDOM	9,500	43,783
Ihara Science	1,200	16,069
IHI	10,000	145,087
Iida Group Holdings	3,500	53,789
Iino Kaiun Kaisha	5,000	15,809
IJT Technology Holdings	2,700	11,158
IMAGICA GROUP	1,900	7,047
Imasen Electric Industrial	600	4,115
Inaba Denki Sangyo	1,800	40,137
Inaba Seisakusho	900	11,610
Inabata & Co.	2,800	33,938
I-Net	1,100	15,377
Infocom	800	21,939
Infomart	11,600	80,282
Information Services International-Dentsu	900	41,859
Innotech	4,500	39,350
Inpex	67,400	420,863
†Intage Holdings	2,000	16,391
Internet Initiative Japan	2,800	95,802
Inui Global Logistics	1,200	9,279
I-O Data Device	1,400	13,806
IR Japan Holdings	800	84,307
Iriso Electronics	1,300	42,779
Iseki & Co.	2,300	23,725

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Isetan Mitsukoshi Holdings	18,900	$ 108,770
Ishihara Sangyo Kaisha	1,600	10,548
Isuzu Motors	20,800	189,017
Ito En	1,300	73,383
ITOCHU	11,000	238,016
Itochu Enex	3,700	30,065
Itochu Techno-Solutions	2,100	78,974
Itochu-Shokuhin	300	14,261
Itoham Yonekyu Holdings	12,400	74,731
Itoki	4,300	13,676
IwaiCosmo Holdings	2,000	20,436
Iwaki & Co.	2,300	10,790
Iwasaki Electric	900	16,214
Iwatani	3,000	104,926
Iyo Bank	16,900	103,447
Izumi	2,700	85,589
J Front Retailing	10,400	69,578
J Trust	7,800	22,257
JAC Recruitment	1,300	13,864
Jaccs	1,400	22,932
†Jalux	300	4,967
Jamco	400	2,872
Janome Sewing Machine	1,000	4,240
Japan Airlines	7,400	133,537
Japan Airport Terminal	1,400	59,741
Japan Asia Group	4,000	11,247
†Japan Asset Marketing	3,900	3,828
Japan Aviation Electronics Industry	4,000	54,131
Japan Cash Machine	2,400	13,132
†Japan Display	40,900	18,763
Japan Elevator Service Holdings	1,000	32,350
Japan Exchange Group	11,300	261,707
Japan Investment Adviser	700	6,704
Japan Lifeline	2,500	33,142
Japan Material	4,100	64,671
Japan Medical Dynamic Marketing	1,400	21,203
†Japan Post Holdings	19,900	142,020
Japan Post Insurance	6,300	83,011
Japan Property Management Center	1,500	16,491
Japan Pulp & Paper	800	29,251
Japan Securities Finance	8,700	41,343
Japan Steel Works	5,500	78,628
Japan Tobacco	31,700	588,756
Japan Transcity	3,000	14,052
Japan Wool Textile	4,700	46,676
JBCC Holdings	800	11,120
JCU	2,100	65,767
Jeol	1,400	38,887
†JFE Holdings	12,900	93,261
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
JGC	11,700	$ 123,376
Jimoto Holdings	19,300	17,059
JINS	1,100	67,016
JK Holdings	1,500	10,900
JM Holdings	800	22,383
JMS	1,500	11,241
Joban Kosan	800	10,618
J-Oil Mills	700	25,874
Joshin Denki	1,000	20,100
JP-Holdings	4,300	11,004
JSP	1,400	18,946
JSR	1,800	34,920
JTEKT	15,400	120,246
Juki	2,600	13,394
Juroku Bank	1,800	32,804
Justsystems	900	63,999
JVC Kenwood	16,000	24,329
Kadoya Sesame Mills	300	10,417
Kaga Electronics	1,700	30,926
Kagome	1,300	38,841
Kajima	16,500	197,288
Kakaku.com	2,700	68,780
Kaken Pharmaceutical	1,800	92,180
Kakiyasu Honten	700	16,790
Kameda Seika	300	14,446
Kamei	1,600	15,149
Kamigumi	6,400	125,866
Kanaden	1,100	13,192
Kanagawa Chuo Kotsu	400	15,276
Kanamic Network	1,800	15,705
Kanamoto	2,500	54,760
Kandenko	7,000	59,498
Kaneka	3,800	98,899
Kaneko Seeds	900	11,930
Kanematsu	6,800	81,699
Kanematsu Electronics	800	28,494
Kansai Electric Power	9,800	94,962
Kansai Mirai Financial Group	3,022	11,378
Kansai Paint	2,000	42,263
Kanto Denka Kogyo	4,200	33,427
Kao	6,100	484,083
Kasai Kogyo	2,600	11,008
Kato Sangyo	1,200	39,325
Kato Works	400	4,531
KAWADA TECHNOLOGIES	200	9,014
Kawai Musical Instruments Manufacturing	900	23,261
Kawasaki Heavy Industries	10,800	155,992
†Kawasaki Kisen Kaisha	6,100	57,878
KDDI	44,100	1,315,818
Keihan Holdings	3,300	147,375
Keihanshin Building	2,700	34,807
Keihin	3,600	84,283

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Keikyu	4,300	$ 65,799
Keio	1,300	74,399
Keisei Electric Railway	1,800	56,413
Keiyo	3,000	20,579
Keiyo Bank	9,000	43,464
Kenedix	12,700	62,766
Kenko Mayonnaise	500	8,970
Kewpie	3,900	73,492
Keyence	600	251,437
KFC Holdings Japan	1,400	38,916
KH Neochem	2,400	45,478
Kikkoman	1,700	82,106
Kintetsu Department Store	700	19,718
Kintetsu Group Holdings	2,800	125,635
Kintetsu World Express	2,900	50,079
Kirin Holdings	11,400	240,309
Kirindo Holdings	500	11,324
Ki-Star Real Estate	600	9,553
Kitagawa	600	8,911
Kita-Nippon Bank	400	7,225
Kitano Construction	300	7,465
Kitanotatsujin	3,800	18,219
Kito	2,000	25,083
Kitz	5,100	32,621
Kiyo Bank	4,100	62,424
†KLab	4,300	29,219
Koa	2,000	18,700
Koatsu Gas Kogyo	2,000	13,705
Kobayashi Pharmaceutical	300	26,377
Kobe Bussan	2,400	136,285
†Kobe Electric Railway	500	17,457
†Kobe Steel	26,200	90,782
Kohnan Shoji	1,900	59,902
Koito Manufacturing	4,900	198,252
Kojima	4,600	23,585
Kokuyo	5,400	65,473
Komatsu	23,600	483,340
Komatsu Matere	1,700	11,667
Komatsu Wall Industry	700	11,678
KOMEDA Holdings	3,200	54,303
Komehyo	1,100	8,028
Komeri	3,000	76,943
Konaka	2,400	7,078
Konami Holdings	2,900	96,770
Kondotec	2,100	22,549
Konica Minolta	32,500	113,023
Konishi	1,200	16,785
Konoike Transport	1,600	17,311
Konoshima Chemical	1,400	9,877
Kose	800	96,838
Koshidaka Holdings	3,600	13,985
Kotobuki Spirits	1,600	65,874
Kourakuen Holdings	500	7,206
Krosaki Harima	500	16,912
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
KRS	600	$ 8,857
K's Holdings	10,400	142,065
Kubota	8,600	128,645
Kumagai Gumi	2,800	67,248
Kumiai Chemical Industry	4,770	44,590
Kura	700	34,128
Kurabo Industries	800	16,841
Kuraray	19,100	199,876
Kureha	1,400	61,554
Kurimoto	800	12,898
Kurita Water Industries	5,700	158,563
Kuriyama Holdings	1,400	7,640
Kusuri no Aoki Holdings	800	62,890
†KYB	1,900	35,625
Kyodo Printing	400	10,566
Kyoei Steel	2,300	27,750
Kyokuto Boeki Kaisha	700	8,662
Kyokuto Kaihatsu Kogyo	2,300	28,063
Kyokuto Securities	1,000	4,748
Kyokuyo	500	12,597
Kyoritsu Maintenance	2,800	95,790
Kyoritsu Printing	3,400	4,353
Kyosan Electric Manufacturing	4,100	20,395
Kyowa Exeo	5,600	134,450
Kyudenko	2,400	70,843
Kyushu Electric Power	10,000	83,811
Kyushu Financial Group	29,900	126,622
Kyushu Railway	2,200	57,164
LAC	800	8,668
†Laox	4,600	7,890
Lasertec	4,300	406,481
Lawson	1,400	70,421
LEC	1,800	27,098
Life	900	28,923
LIFULL	5,900	23,266
Linical	1,000	7,856
Link And Motivation	1,400	5,076
Lintec	2,900	69,117
Lion	2,000	48,103
†Litalico	1,200	26,905
LIXIL Group	9,600	134,825
LIXIL VIVA	2,100	50,728
Look Holdings	1,600	11,460
†M&A Capital Partners	400	14,869
M3	8,000	339,849
Mabuchi Motor	1,000	31,912
Macnica Fuji Electronics Holdings	4,600	66,671
Macromill	3,300	22,796
Maeda	8,300	63,526
Maeda Kosen	900	20,596
Maeda Road Construction	1,100	20,745
†Makino Milling Machine	2,100	64,627

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mani	1,100	$ 29,202
MarkLines	1,600	33,340
Marubeni	42,600	193,506
Marubun	2,400	13,020
Marudai Food	1,600	28,213
Maruha Nichiro	3,300	67,586
Marui Group	7,700	139,288
Maruichi Steel Tube	2,600	64,806
Maruka Machinery	900	16,302
Marusan Securities	3,900	14,840
Maruwa	600	45,412
Maruwa Unyu Kikan	800	22,554
Maruzen CHI Holdings	3,500	12,871
Maruzen Showa Unyu	800	24,887
Marvelous	2,500	16,289
Matching Service Japan	900	6,625
Matsuda Sangyo	800	9,972
Matsumotokiyoshi Holdings	1,400	50,874
Matsuoka	1,600	28,751
Matsuyafoods Holdings	200	6,785
†Maxell Holdings	3,000	28,042
Maxvalu Tokai	500	11,494
Mazda Motor	29,200	176,423
McDonald's Holdings	1,000	54,048
MCJ	5,000	39,957
Mebuki Financial Group	46,990	109,461
Medical System Network	4,100	18,893
Medipal Holdings	2,500	48,252
Megmilk Snow Brand	3,500	81,522
Meidensha	2,200	35,767
Meiji Electric Industries	1,100	14,417
MEIJI Holdings	2,600	206,898
Meiko Electronics	1,200	15,388
Meiko Network Japan	1,900	15,057
Meitec	1,600	77,410
Meiwa	4,900	21,722
Members	800	10,747
Menicon	1,400	69,197
METAWATER	400	18,425
Michinoku Bank	2,000	20,982
Mie Kotsu Group Holdings	2,500	10,956
Mikuni	1,600	4,067
Milbon	1,300	62,139
MIMAKI ENGINEERING	3,000	10,321
Mimasu Semiconductor Industry	1,100	23,802
MINEBEA MITSUMI	13,032	237,542
Ministop	600	8,412
Miraca Holdings	4,000	94,485
Mirait Holdings	6,200	92,869
Miroku Jyoho Service	900	18,948
MISUMI Group	2,600	65,282
Mitani	600	36,989
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitani Sekisan	800	$ 40,562
Mito Securities	5,800	10,631
†Mitsuba	2,400	10,352
Mitsubishi	16,600	350,787
Mitsubishi Chemical Holdings	40,800	237,932
Mitsubishi Electric	23,200	303,021
Mitsubishi Estate	12,700	189,253
Mitsubishi Gas Chemical	8,900	135,364
Mitsubishi Heavy Industries	19,100	450,953
Mitsubishi Kakoki Kaisha	700	11,411
Mitsubishi Logisnext	3,300	29,247
Mitsubishi Logistics	3,000	77,427
Mitsubishi Materials	6,700	141,474
Mitsubishi Motors	30,100	74,601
Mitsubishi Paper Mills	2,100	6,637
Mitsubishi Pencil	1,400	17,563
Mitsubishi Research Institute	500	20,004
Mitsubishi Shokuhin	1,200	30,657
†Mitsubishi Steel Manufacturing	600	3,750
Mitsubishi UFJ Financial Group	141,500	556,877
Mitsubishi UFJ Lease & Finance	27,000	128,840
Mitsuboshi Belting	1,900	29,764
Mitsui Chemicals	8,700	181,970
†Mitsui E&S Holdings	6,300	24,319
Mitsui Fudosan	10,900	193,636
Mitsui High-Tec	900	13,430
Mitsui Matsushima Holdings	1,700	13,372
Mitsui Mining & Smelting	4,500	92,216
Mitsui OSK Lines	6,200	110,318
Mitsui Sugar	1,800	33,036
Mitsui-Soko Holdings	1,000	13,869
Miyaji Engineering Group	900	14,085
Miyazaki Bank	900	19,946
Mizuho Financial Group	284,700	350,194
Mizuho Financial Group ADR	5,700	14,079
Mizuno	1,700	32,756
Modec	900	12,887
Monex Group	14,000	28,426
Monogatari	700	54,670
MonotaRO	2,300	92,410
MORESCO	700	6,510
Morinaga & Co.	1,800	69,899
Morinaga Milk Industry	3,200	142,474
Moriroku Holdings	1,700	26,905
Morita Holdings	1,100	19,202
Morito	1,400	8,612

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mory Industries	200	$ 4,680
MrMax Holdings	2,600	14,637
MS&AD Insurance Group Holdings	6,200	170,740
MTI	1,200	7,121
Mugen Estate	2,200	10,638
Murata Manufacturing	8,000	471,588
Musashi Seimitsu Industry	4,800	43,090
Musashino Bank	2,100	30,105
N Field	800	4,087
Nabtesco	5,700	176,399
NAC	2,400	19,878
Nachi-Fujikoshi	1,300	41,009
Nafco	1,600	21,193
Nagano Bank	700	7,631
Nagano Keiki	1,200	10,897
Nagase & Co.	9,300	116,335
Nagatanien Holdings	1,000	20,043
Nagawa	300	21,772
Nagoya Railroad	2,700	76,100
Nakabayashi	2,100	11,369
Nakamuraya	500	18,656
Nakanishi	1,200	15,686
Nakayama Steel Works	3,400	11,459
Nankai Electric Railway	3,800	87,024
Nanto Bank	3,000	58,409
Natori	700	11,506
NEC	9,600	461,239
NEC Capital Solutions	700	12,901
NEC Networks & System Integration	2,400	49,097
NET One Systems	3,200	106,805
Neturen	2,000	10,181
Nexon	4,000	90,226
Nextage	2,100	16,920
Nexyz Group	1,100	10,462
NGK Insulators	7,800	108,074
NGK Spark Plug	8,600	123,607
NH Foods	900	36,216
NHK Spring	13,900	90,401
Nichias	3,500	73,147
Nichiban	1,500	20,335
Nichicon	4,500	31,409
Nichiden	1,300	28,435
Nichiha	2,000	42,727
NichiiGakkan	3,800	58,789
Nichi-iko Pharmaceutical	2,800	33,954
Nichirei	5,500	160,268
Nichirin	1,300	16,310
Nidec	1,300	87,579
Nifco	5,600	119,802
Nihon Chouzai	800	11,832
†Nihon Dempa Kogyo	3,000	9,448
Nihon Flush	2,200	27,489
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nihon House Holdings	2,600	$ 6,637
Nihon Kohden	1,300	43,694
Nihon M&A Center	4,500	204,651
Nihon Nohyaku	2,400	10,446
Nihon Parkerizing	3,600	36,162
Nihon Plast	1,900	8,263
Nihon Tokushu Toryo	600	5,521
Nihon Unisys	3,400	106,900
Nihon Yamamura Glass	1,000	7,837
Nikkiso	6,300	60,209
Nikkon Holdings	4,500	89,467
Nikon	15,300	128,494
Nintendo	800	357,655
Nippo	3,000	75,774
Nippon Air Conditioning Services	1,800	12,128
Nippon Carbide Industries	800	9,241
Nippon Carbon	1,000	32,074
Nippon Ceramic	1,400	29,592
Nippon Chemical Industrial	600	12,839
†Nippon Chemi-Con	2,100	35,345
Nippon Chemiphar	300	7,377
Nippon Coke & Engineering	18,200	11,356
Nippon Commercial Development	700	9,915
Nippon Concept	800	9,249
Nippon Concrete Industries	2,600	6,546
†Nippon Denko	6,400	10,080
Nippon Densetsu Kogyo	2,800	61,985
Nippon Electric Glass	6,000	94,250
Nippon Express	4,700	243,711
Nippon Flour Mills	3,700	55,545
Nippon Gas	2,900	124,691
Nippon Kayaku	8,400	87,875
Nippon Kodoshi	800	7,254
Nippon Koei	800	22,382
Nippon Light Metal Holdings	42,700	74,802
Nippon Paint Holdings	700	51,056
Nippon Paper Industries	6,600	92,570
Nippon Parking Development	13,600	17,610
Nippon Pillar Packing	1,300	16,735
Nippon Piston Ring	800	8,977
Nippon Road	600	40,391
Nippon Seisen	400	12,988
†Nippon Sharyo	1,700	39,733
†Nippon Sheet Glass	8,700	30,379
Nippon Shinyaku	300	24,487
Nippon Shokubai	900	47,176
Nippon Signal	2,100	22,107

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Soda	2,600	$ 68,177
†Nippon Steel	26,310	248,615
Nippon Steel & Sumikin Bussan	1,400	44,243
Nippon Suisan Kaisha	26,600	115,782
Nippon Systemware	1,500	29,546
Nippon Telegraph & Telephone	11,400	265,614
Nippon Thompson	6,000	18,925
Nippon Yakin Kogyo	1,540	22,947
Nippon Yusen	11,600	164,176
Nipro	11,100	123,017
Nishimatsu Construction	3,000	59,877
Nishimoto	700	13,840
Nishi-Nippon Financial Holdings	9,600	64,884
Nishi-Nippon Railroad	2,300	62,409
Nishio Rent All	2,000	41,330
Nissan Chemical	2,900	149,202
Nissan Motor	49,900	185,051
Nissan Shatai	4,700	40,566
Nissei ASB Machine	400	11,914
Nissei Plastic Industrial	1,500	11,443
Nissha	2,100	19,781
Nisshin Oillio Group	1,900	59,462
Nisshin Seifun Group	3,400	50,767
Nisshinbo Holdings	11,768	85,611
Nissin	1,000	14,119
Nissin Electric	3,300	32,233
Nissin Foods Holdings	500	44,300
Nissin Kogyo	3,800	77,290
Nitori Holdings	600	117,641
Nitta	1,800	39,182
Nitto Denko	4,200	238,099
Nitto Fuji Flour Milling	300	17,883
Nitto Kogyo	2,100	37,732
Nitto Seiko	3,100	13,227
Nittoc Construction	3,400	23,792
Noda	1,000	5,867
Noevir Holdings	1,200	51,303
NOF	2,500	86,557
Nohmi Bosai	900	17,487
Nojima	2,100	53,145
NOK	4,500	56,049
Nomura	6,500	54,306
Nomura Holdings	40,800	183,338
Nomura Real Estate Holdings	8,000	148,939
Nomura Research Institute	2,820	77,022
Noritake	1,100	35,949
Noritsu Koki	2,200	30,812
Noritz	2,000	24,363
North Pacific Bank	17,800	34,411
NS Solutions	2,000	54,711
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
NS Tool	1,000	$ 25,271
NS United Kaiun Kaisha	700	9,685
NSD	2,600	44,444
NSK	21,100	157,461
NTN	46,900	94,205
NTT Data	9,900	110,686
NTT DOCOMO	20,200	536,270
Obara Group	900	27,455
Obayashi	39,100	367,597
Odakyu Electric Railway	5,200	127,700
Oenon Holdings	3,500	13,124
Ogaki Kyoritsu Bank	3,100	65,566
Ohsho Food Service	400	22,316
Oiles	2,600	33,681
Oita Bank	1,400	30,974
Oji Holdings	50,300	234,668
Okabe	2,800	21,143
Okamoto Industries	800	29,508
Okamoto Machine Tool Works	700	13,780
Okamura	2,600	18,064
Okasan Securities Group	14,000	42,362
Oki Electric Industry	7,000	67,627
Okinawa Cellular Telephone	800	30,625
Okinawa Electric Power	1,948	32,443
OKUMA	1,900	81,711
Okura Industrial	800	12,016
Okuwa	2,100	32,254
Olympus	17,600	338,844
Omron	1,000	66,978
One	200	21,837
Ono Pharmaceutical	1,500	43,780
Onoken	1,400	15,951
Onward Holdings	5,500	16,255
†Open Door	1,300	15,785
Open House	3,400	116,593
Optex Group	800	9,119
†Oracle	500	59,306
Organo	1,600	86,562
Orient	33,000	36,319
Oriental Land	600	79,288
Oro	500	12,092
Osaka Gas	5,300	104,765
Osaka Organic Chemical Industry	1,700	40,457
Osaka Soda	800	17,699
†OSAKA Titanium Technologies	1,300	11,314
Osaki Electric	4,100	19,172
OSG	6,700	102,790
OSJB Holdings	8,700	18,696
Otsuka	1,800	95,068
Otsuka Holdings	3,000	130,746

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
OUG Holdings	500	$ 12,537
Outsourcing	11,100	70,759
Pacific Industrial	3,500	30,863
Pack	700	20,344
PAL GROUP Holdings	2,200	26,538
PALTAC	600	27,680
Pan Pacific International Holdings	7,600	167,327
Panasonic	71,700	628,741
Paramount Bed Holdings	1,100	44,943
Park24	6,500	111,443
Pasona Group	2,500	27,766
Pegasus Sewing Machine Manufacturing	1,900	5,665
Penta-Ocean Construction	22,600	122,049
†Pepper Food Service	400	1,984
†PeptiDream	1,100	50,683
Persol Holdings	9,600	132,354
Pigeon	2,400	92,892
Pilot	2,300	69,971
Piolax	2,400	35,902
Pola Orbis Holdings	2,600	45,392
Poletowin Pitcrew Holdings	1,400	11,705
Press Kogyo	6,300	17,119
Pressance	2,900	31,975
Prestige International	3,400	25,618
Prima Meat Packers	2,400	64,456
Proto	1,400	13,062
PS Mitsubishi Construction	2,300	11,180
Punch Industry	1,000	3,875
Qol	1,000	10,512
Quick	700	7,522
Raito Kogyo	2,000	26,513
Raiznext	3,000	33,905
Rakus	2,600	45,955
Rakuten	29,800	263,223
Rasa	1,300	10,998
Rasa Industries	900	12,848
Raysum	1,600	14,114
Recruit Holdings	14,600	502,096
Relia	1,600	14,901
Relo Group	5,100	96,235
Renaissance	1,100	10,247
†Renesas Electronics	38,700	198,934
Rengo	14,200	115,756
†RENOVA	1,600	13,983
Resona Holdings	60,400	206,682
Resorttrust	6,200	80,467
Retail Partners	1,600	25,209
Ricoh	23,200	166,473
Ricoh Leasing	1,500	41,397
Ride On Express Holdings	1,100	26,662
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Right On	2,400	$ 13,462
Riken	400	11,105
Riken Keiki	800	17,714
Riken Technos	2,900	11,440
Riken Vitamin	1,000	21,138
Ringer Hut	1,500	32,615
Rinnai	500	41,872
†Riso Kagaku	700	9,677
Riso Kyoiku	9,000	27,194
Rohm	800	53,193
Rohto Pharmaceutical	4,700	149,297
Rokko Butter	1,000	14,265
Roland DG	1,500	17,245
Rorze	1,000	49,941
Round One	5,000	36,158
Royal Holdings	1,700	29,610
RS Technologies	400	12,906
†Ryobi	1,600	17,953
Ryoden	1,300	17,684
Ryohin Keikaku	16,300	231,844
Ryosan	1,600	32,981
S Foods	800	19,544
S&B Foods	600	21,992
Sac's Bar Holdings	900	5,037
Saibu Gas	1,000	24,976
Saizeriya	1,500	29,068
Sakai Chemical Industry	1,000	18,926
Sakai Heavy Industries	300	5,847
Sakai Moving Service	500	25,512
Sakata INX	2,800	26,755
Sakura Internet	2,500	14,823
Sala	1,600	8,430
SAMTY	1,800	22,931
San Holdings	900	10,192
San ju San Financial Group	1,440	17,693
San-A Class A	600	23,000
San-Ai Oil	4,300	38,878
†Sanden Holdings	1,000	3,204
Sanei Architecture Planning	1,000	12,070
Sangetsu	1,100	15,576
San-In Godo Bank	14,200	71,670
Sanken Electric	2,200	43,321
Sanki Engineering	3,200	36,682
Sankyo	1,700	41,149
Sankyo Frontier	500	15,576
Sankyo Tateyama	2,400	21,396
Sankyu	3,500	131,917
Sanoh Industrial	4,800	30,094
Sanshin Electronics	1,200	17,143
Santen Pharmaceutical	1,700	31,296
Sanwa Holdings	13,000	116,826
Sanyo Chemical Industries	500	21,547

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sanyo Denki	400	$ 18,078
Sanyo Electric Railway	600	12,239
Sanyo Special Steel	1,500	12,365
Sanyo Trading	1,000	9,374
Sapporo Holdings	4,800	90,264
Sato Holdings	1,200	26,096
Sato Shoji	700	5,702
Satori Electric	2,400	18,530
Sawada Holdings	1,600	13,514
Sawai Pharmaceutical	2,100	107,936
SB Technology	1,300	44,793
SBI Holdings	6,800	147,563
SBS Holdings	1,000	20,644
Scala	1,600	10,152
SCREEN Holdings	1,900	89,264
Scroll	4,000	16,227
SCSK	1,200	58,710
SEC Carbon	300	18,571
Secom	1,300	114,065
Seed	1,000	6,834
Sega Sammy Holdings	10,700	128,263
Seibu Holdings	12,500	136,152
Seika	900	10,358
Seikagaku	3,100	32,567
Seikitokyu Kogyo	2,900	20,409
Seiko Epson	17,000	194,747
Seiko Holdings	2,700	43,049
Seino Holdings	7,600	99,070
Seiren	1,900	24,010
Sekisui Chemical	16,100	230,676
Sekisui House	6,600	126,008
Sekisui Kasei	2,500	13,448
Senko Group Holdings	8,600	63,922
Senshu Electric	600	15,788
Senshu Ikeda Holdings	19,500	29,097
†Senshukai	1,500	4,823
Seria	2,000	71,333
Seven & i Holdings	20,600	673,899
Seven Bank	40,900	112,100
†SFP Holdings	1,300	18,821
SG Holdings	1,800	58,741
Sharp	5,600	60,057
Shibaura Electronics	600	11,388
Shibaura Machine	2,100	42,170
Shibaura Mechatronics	600	15,906
Shibusawa Warehouse	700	13,502
Shibuya	1,300	33,931
Shiga Bank	3,400	75,724
Shikoku Bank	2,900	21,186
Shikoku Chemicals	2,000	20,218
Shikoku Electric Power	5,500	40,470
Shima Seiki Manufacturing	1,700	24,316
Shimachu	3,200	88,937
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shimadzu	1,900	$ 50,725
Shimamura	1,200	81,278
Shimano	200	38,458
Shimizu	33,200	273,504
Shimizu Bank	1,100	18,171
Shin Nippon Air Technologies	400	8,813
Shinagawa Refractories	700	14,343
Shindengen Electric Manufacturing	300	5,998
Shin-Etsu Chemical	5,400	633,752
Shin-Etsu Polymer	4,100	33,580
Shinko Electric Industries	1,700	23,077
Shinko Shoji	2,200	17,137
Shinmaywa Industries	5,200	48,864
Shinnihon	2,400	18,757
Shinoken Group	2,800	22,646
†Shinsei Bank	10,300	124,581
Shinsho	700	12,875
Shinwa	400	7,302
Shionogi & Co.	3,400	213,293
Ship Healthcare Holdings	2,500	104,628
Shiseido	5,000	318,603
Shizuki Electric	1,400	7,610
Shizuoka Bank	18,800	120,941
Shizuoka Gas	4,100	37,577
Shoei	1,200	30,063
Shoei Foods	600	23,402
Shofu	1,000	13,959
Showa	4,500	93,010
Showa Denko	10,500	237,000
Showa Sangyo	600	18,384
SIGMAXYZ	2,000	30,393
Siix	1,200	11,045
Sinanen Holdings	600	15,234
Sinfonia Technology	1,200	11,464
Sinko Industries	1,600	21,626
SK-Electronics	700	7,216
SKY Perfect JSAT Holdings	8,900	33,084
Skylark Holdings	11,400	181,123
SMC	100	51,392
SMK	200	4,831
SMS	4,400	99,015
Soda Nikka	2,000	9,475
Sodick	4,700	34,844
Softbank	16,800	214,137
SoftBank Group	49,900	2,516,340
Softcreate Holdings	700	14,664
Sohgo Security Services	900	42,024
Sojitz	73,900	161,522
Soken Chemical & Engineering	1,100	12,613
Solasto	1,900	18,932
Sompo Holdings	3,600	123,931

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sony	21,800	$ 1,504,857
†Sony Financial Holdings	4,300	103,823
Sotetsu Holdings	2,200	58,719
Space Value Holdings	2,600	8,466
Sparx Group	4,800	9,660
SPK	1,000	13,348
S-Pool	4,800	32,972
Square Enix Holdings	1,300	65,863
SRA Holdings	1,000	22,206
Srg Takamiya	2,400	12,062
ST	1,200	19,118
St Marc Holdings	900	13,885
Stanley Electric	3,000	72,623
Star Mica Holdings	1,800	22,534
Star Micronics	1,700	19,007
Starts	3,000	61,580
Starzen	400	15,747
Stella Chemifa	400	9,017
Strike	600	26,950
Studio Alice	900	13,151
Subaru	6,200	129,826
Sugi Holdings	900	61,033
Sugimoto & Co.	800	13,817
SUMCO	17,300	265,972
Sumida	2,500	17,866
Suminoe Textile	800	15,366
Sumitomo	13,000	149,519
Sumitomo Bakelite	2,700	76,256
Sumitomo Chemical	55,300	166,387
Sumitomo Dainippon Pharma	7,300	101,160
Sumitomo Densetsu	900	19,995
Sumitomo Electric Industries	23,100	266,475
Sumitomo Forestry	13,400	168,586
Sumitomo Heavy Industries	7,100	155,285
Sumitomo Metal Mining	6,700	188,738
Sumitomo Mitsui Construction	14,700	64,103
Sumitomo Mitsui Financial Group	14,500	409,216
Sumitomo Mitsui Financial Group ADR	10,818	60,797
Sumitomo Mitsui Trust Holdings	4,200	118,358
Sumitomo Osaka Cement	2,500	88,088
Sumitomo Realty & Development	8,800	242,904
Sumitomo Riko	3,300	19,164
Sumitomo Rubber Industries	14,300	141,634
Sumitomo Seika Chemicals	600	19,545
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sun Frontier Fudousan	2,200	$ 17,526
Suncall	3,200	13,063
Sundrug	3,700	122,454
Suntory Beverage & Food	2,000	78,036
Sun-Wa Technos	1,500	12,705
Suruga Bank	13,100	46,045
Sushiro Global Holdings	6,200	137,471
Suzuken Aichi	2,300	85,927
Suzuki	2,700	17,893
Suzuki Motor	6,900	235,608
SWCC Showa Holdings	1,600	17,113
Sysmex	1,400	107,466
Systena	3,600	47,816
Syuppin	1,200	8,081
T RAD	800	9,872
T&D Holdings	14,200	121,967
T&K Toka	1,200	9,124
Tachibana Eletech	800	12,894
Tachikawa	900	10,860
Tachi-S	1,400	11,298
Tadano	7,900	66,012
Taihei Dengyo Kaisha	1,000	21,388
Taiheiyo Cement	9,200	213,754
Taiho Kogyo	900	4,426
Taikisha	900	24,945
Taiko Pharmaceutical	800	19,324
Taisei	7,900	287,924
Taiyo Holdings	700	32,325
Taiyo Nippon Sanso	7,000	117,060
Taiyo Yuden	9,300	290,815
Takamatsu Construction Group	1,100	24,634
Takaoka Toko	700	6,613
Takara Holdings	5,400	48,329
Takara Leben	9,900	33,196
Takara Standard	3,300	46,805
Takasago International	1,100	21,989
Takasago Thermal Engineering	2,000	29,415
Takashimaya	9,700	81,223
Take And Give Needs	1,700	9,903
Takeda Pharmaceutical	12,123	435,554
Takeei	3,400	33,919
Takeuchi Manufacturing	2,700	45,046
Takisawa Machine Tool	1,000	9,364
Takuma	2,700	37,236
Tama Home	1,400	16,008
Tamron	700	12,108
Tamura	10,800	45,804
Tanseisha	2,100	14,674
Taoka Chemical	200	22,143
Tatsuta Electric Wire and Cable	3,600	19,196
Tayca	1,900	24,426

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tbk	4,000	$ 16,614
TDK	6,900	686,904
TechMatrix	2,400	41,889
TechnoPro Holdings	2,100	121,232
Teijin	13,200	210,166
Teikoku Electric Manufacturing	1,200	13,860
Tekken	1,100	21,119
Terumo	6,100	232,183
T-Gaia	1,500	28,352
THK	6,600	164,324
TIS	8,400	177,850
TKC	600	31,809
Toa Hyogo	1,000	6,754
Toa Oil	400	7,567
TOA ROAD	300	9,103
Toa Tokyo	1,900	27,581
Tobishima	2,080	20,266
Tobu Railway	3,300	109,030
TOC	4,000	25,322
Tocalo	5,800	62,649
Tochigi Bank	7,700	11,658
Toda	16,300	105,444
†Toda Kogyo	700	12,604
Toei	200	26,779
Toei Animation	600	28,122
Toenec	1,000	34,671
Toho (Kobe)	300	5,263
Toho (Tokyo)	900	32,509
Toho Bank	16,500	34,242
Toho Gas	1,600	79,972
Toho Holdings	4,400	82,234
Toho Titanium	1,700	10,301
†Toho Zinc	900	12,887
Tohoku Bank	1,100	9,901
Tohoku Electric Power	4,700	44,648
Tokai	1,000	22,072
Tokai Carbon	12,400	117,180
TOKAI Holdings	6,700	61,965
Tokai Rika	4,500	65,475
Tokai Tokyo Financial Holdings	13,200	29,261
Tokio Marine Holdings	7,600	332,675
Tokushu Tokai Paper	800	34,378
Tokuyama	4,100	97,008
†Tokyo Base	1,700	5,610
Tokyo Century	2,600	133,136
Tokyo Dome	6,400	45,993
†Tokyo Electric Power	22,400	68,907
Tokyo Electron	1,600	394,790
Tokyo Electron Device	500	16,676
Tokyo Energy & Systems	1,900	13,877
Tokyo Gas	5,500	131,695
Tokyo Keiki	1,200	10,969
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Kiraboshi Financial Group	2,700	$ 27,666
Tokyo Ohka Kogyo	1,200	60,180
†Tokyo Rope Manufacturing	600	3,170
Tokyo Sangyo	2,400	11,457
Tokyo Seimitsu	2,500	80,193
Tokyo Steel Manufacturing	8,000	46,071
Tokyo Tatemono	12,800	147,327
Tokyo Tekko	1,100	15,519
Tokyo Theatres	1,800	20,469
Tokyotokeiba	500	16,663
Tokyu	5,600	78,839
Tokyu Construction	9,200	47,798
Tokyu Fudosan Holdings	41,400	194,765
†Toli	2,800	7,059
Tomato Bank	1,900	18,065
Tomoe	1,600	5,053
Tomoe Engineering	1,100	18,836
Tomoku	800	13,116
TOMONY Holdings	8,900	28,624
Tomy	7,200	56,923
Tonami Holdings	500	26,276
Topcon	8,000	64,709
Topre	2,600	29,144
Topy Industries	1,200	13,634
Toray Industries	48,800	230,337
Toridoll Holdings	3,000	33,754
Torikizoku	900	12,617
Torishima Pump Manufacturing	1,600	11,956
Tosei	3,100	32,792
Toshiba	2,400	76,991
†Toshiba TEC	2,000	76,684
Tosho	600	7,136
Tosoh	15,400	211,548
Totech	400	8,112
Totetsu Kogyo	1,400	35,342
TOTO	1,700	65,362
Tottori Bank	600	6,833
Towa	1,400	15,223
Towa Bank	3,300	21,412
Towa Pharmaceutical	2,100	38,895
Toyo Construction	5,200	19,402
Toyo Denki Seizo KK	800	8,619
Toyo Ink SC Holdings	2,600	49,294
Toyo Kanetsu	1,600	31,455
Toyo Machinery & Metal	2,400	9,227
Toyo Securities	8,000	8,769
Toyo Seikan Group Holdings	5,700	64,280
Toyo Tanso	1,000	15,770
Toyo Tire & Rubber	8,000	107,962
Toyobo	6,300	87,777
Toyoda Gosei	5,000	104,468

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toyota Boshoku	4,300	$ 57,986
Toyota Motor	58,301	3,666,204
Toyota Motor ADR	1,681	211,184
Toyota Tsusho	6,700	170,859
TPR	1,800	22,456
Trancom	400	25,725
Transaction	1,200	12,073
Transcosmos	500	11,618
Trend Micro	3,300	184,419
Tri Chemical Laboratories	300	32,342
Trusco Nakayama	1,500	38,930
TS Tech	2,800	77,184
Tsubaki Nakashima	3,100	24,348
Tsubakimoto Chain	1,600	39,005
Tsubakimoto Kogyo	400	14,402
Tsugami	5,000	41,944
Tsukada Global Holdings	1,600	4,446
Tsukishima Kikai	1,500	16,351
Tsukuba Bank	3,300	5,402
Tsukui	2,800	13,158
Tsumura & Co.	2,600	68,095
Tsuruha Holdings	1,000	138,113
Tsurumi Manufacturing	800	13,714
Tv Tokyo Holdings	1,400	30,862
UACJ	3,200	57,646
Ube Industries	10,500	180,963
Uchida Yoko	700	40,970
UKC Holdings	1,800	35,028
Ulvac	4,100	119,030
Unicharm	2,900	118,936
†Uniden Holdings	800	13,616
Union Tool	400	9,776
Unipres	3,000	26,311
UNITED	700	7,521
United Arrows	1,400	23,774
United Super Markets Holdings	2,500	26,373
†Unitika	8,100	26,848
†Universal Entertainment	1,400	27,333
Urbanet	5,600	15,247
USS	4,900	78,549
†UT Group	1,900	43,721
†UUUM	1,300	29,914
V Technology	600	20,505
Valor Holdings	3,000	58,666
Valqua	1,300	23,376
Value HR	800	10,537
ValueCommerce	1,200	32,269
†Vector	800	6,506
Vertex	700	11,709
†Vision	1,800	11,352
Vital KSK Holdings	4,200	40,321
VT Holdings	7,200	23,558
Wacoal Holdings	3,600	66,736
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Wacom	10,800	$ 55,168
Wakachiku Construction	1,500	16,148
Wakita & Co.	3,800	32,726
Warabeya Nichiyo Holdings	1,300	20,488
Watahan & Co.	500	8,857
WATAMI	1,800	15,895
Wavelock Holdings	1,500	11,971
WDB Holdings	300	7,416
Welcia Holdings	1,500	121,181
West Holdings	1,560	31,617
West Japan Railway	1,600	89,742
Will Group	1,900	12,056
WIN-Partners	1,900	17,137
Workman	300	26,549
World Holdings	800	12,721
Wowow	500	11,241
Xebio Holdings	2,000	15,582
YAC Holdings	2,100	11,875
Yachiyo Industry	1,000	4,636
Yagi & Co.	500	7,687
Yahagi Construction	1,500	10,961
Yakult Honsha	600	35,300
YAKUODO Holdings	1,100	26,879
YAMABIKO	2,500	20,876
YAMADA Consulting Group	500	6,244
Yamada Denki	13,100	64,981
Yamagata Bank	1,900	23,481
Yamaguchi Financial Group	14,600	89,720
Yamaha	800	37,732
†Yamaha Motor	17,600	277,199
Yamaichi Electronics	1,500	19,654
YA-MAN	1,000	9,915
Yamanashi Chuo Bank	2,800	22,166
Yamatane	900	9,971
Yamato Holdings	7,700	167,147
Yamaya	400	8,456
Yamazaki Baking	3,800	65,273
Yamazen	3,700	31,248
Yaoko	1,000	71,579
Yashima Denki	1,300	11,389
Yaskawa Electric	2,000	69,526
Yasunaga	500	4,982
Yellow Hat	3,200	44,079
Yokogawa Bridge Holdings	2,100	43,698
Yokogawa Electric	8,400	131,617
Yokohama Reito	3,900	32,328
Yokohama Rubber	9,000	127,260
Yokowo	1,800	42,045
Yomiuri Land	300	9,898
Yondenko	700	17,119
Yondoshi Holdings	500	8,245
Yorozu	1,000	9,864
Yoshinoya Holdings	4,200	86,802

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yossix	500	$ 9,193
Yotai Refractories	2,700	18,114
Yuasa Trading	1,700	45,956
Yumeshin Holdings	2,500	13,734
Yurtec	3,400	20,702
Yushin Precision Equipment	1,600	10,624
Yushiro Chemical Industry	1,300	16,069
Z Holdings	37,100	182,076
Zenrin	1,700	19,205
Zensho Holdings	4,369	88,361
Zeon	9,800	90,503
ZIGExN	3,300	10,379
ZOZO	1,900	42,355
		99,457,062
Jersey–0.04%
Centamin	70,027	159,849
		159,849
Luxembourg–0.16%
†Eurofins Scientific	550	346,904
RTL Group	2,249	72,154
SES FDR	25,981	177,525
Tenaris	1,983	12,887
†Tenaris ADR	1,877	24,269
		633,739
Macau–0.08%
MGM China Holdings	34,400	44,707
†Sands China	25,600	100,844
SJM Holdings	88,000	98,660
†Wynn Macau	37,200	64,521
		308,732
Mexico–0.01%
Fresnillo	5,202	54,356
		54,356
Netherlands–3.69%
Aalberts	8,654	283,772
†ABN AMRO Bank	9,851	84,774
†Accell Group	2,057	51,149
†Adyen	123	179,026
Aegon	84,201	248,895
Aegon (New York shares)	1,664	4,892
Akzo Nobel	4,549	408,685
†Altice Europe Class A	28,095	108,658
AMG Advanced Metallurgical Group	2,218	39,542
Amsterdam Commodities	1,224	26,788
APERAM	4,426	124,080
†Arcadis	5,163	93,588
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
†ArcelorMittal (New York Shares)	10,935	$ 117,333
†Argenx ADR	270	60,812
ASM International	3,088	475,387
ASML Holding	930	340,206
ASML Holding (New York shares)	2,575	947,677
ASR Nederland	12,714	391,176
†Basic-Fit	2,052	54,303
BE Semiconductor Industries	4,499	199,484
†Beter Bed Holding	484	1,000
†Boskalis Westminster	7,074	139,689
†Brunel International	2,398	17,222
Corbion	6,718	242,087
Euronext	3,432	345,445
ForFarmers	2,935	17,938
†Fugro	5,395	21,376
†GrandVision	4,447	126,696
†Heijmans	1,585	11,931
†Heineken	6,605	608,944
†Hunter Douglas	353	18,838
IMCD	2,626	247,630
†ING Groep	37,974	264,713
Intertrust	8,127	138,421
†Just Eat Takeaway.com	4,680	488,543
†Kendrion	1,547	20,552
Koninklijke Ahold Delhaize	68,957	1,879,358
†Koninklijke BAM Groep	25,123	45,606
Koninklijke DSM	4,830	670,491
Koninklijke KPN	216,331	575,422
†Koninklijke Philips	8,006	374,524
Koninklijke Vopak	4,437	234,692
†Nederland Apparatenfabriek	289	13,338
NN Group	15,764	529,793
†OCI	4,816	50,589
†Ordina	8,314	17,077
†PostNL	21,003	45,295
†Prosus	3,347	311,132
Randstad	8,686	388,395
Royal Dutch Shell Class A	11,586	185,507
Royal Dutch Shell Class A ADR	21,031	687,503
Royal Dutch Shell Class B	47,967	727,194
SBM Offshore	12,829	189,042
†Signify	9,354	240,491
Sligro Food Group	1,675	25,915
TKH Group	3,347	131,848
†TomTom	3,375	26,697
Van Lanschot Kempen	1,102	15,966
Wolters Kluwer	7,576	591,729
		14,908,856

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand–0.50%
†a2 Milk	13,678	$ 179,041
Air New Zealand	57,042	48,921
Arvida Group	15,546	14,628
Auckland International Airport	14,773	62,826
Chorus	40,740	197,347
Contact Energy	9,731	39,544
EBOS Group	7,282	101,965
Fisher & Paykel Healthcare	6,224	143,381
Fletcher Building	41,865	100,745
†Fonterra Co-operative Group	1,748	4,218
Freightways	10,800	50,428
Genesis Energy	28,674	56,314
†Gentrack Group	3,379	3,095
Hallenstein Glasson Holdings	5,127	11,761
Heartland Group Holdings	29,017	23,161
Infratil	22,778	69,489
†Kathmandu Holdings	22,123	16,288
Mainfreight	3,689	94,176
Mercury	10,506	32,008
Meridian Energy	14,781	46,077
†Metlifecare	11,658	39,037
†New Zealand Refining	7,205	3,425
NZX	15,044	13,648
Port of Tauranga	7,990	40,011
†Restaurant Brands New Zealand	1,312	10,035
Ryman Healthcare	9,137	77,518
Sanford	3,824	15,532
Scales	8,105	25,698
Skellerup Holdings	11,414	15,849
†SKY Network Television	38,440	3,738
SKYCITY Entertainment Group	37,374	58,127
Spark New Zealand	58,177	172,126
Summerset Group Holdings	16,227	67,997
†Synlait Milk	4,693	21,588
Tourism Holdings	5,195	6,687
Vector	4,460	10,381
Vista Group International	10,648	10,038
Warehouse Group	6,110	8,165
†Xero	1,283	80,592
Z Energy	22,030	38,640
		2,014,245
Norway–0.72%
ABG Sundal Collier Holding	35,090	15,383
†AF Gruppen	1,402	25,176
†Akastor	6,130	3,107
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
†Aker Class A	1,239	$ 45,647
Aker BP	3,838	71,025
†Aker Solutions	6,553	5,789
†American Shipping	4,751	12,717
†Atea	6,998	67,728
Austevoll Seafood	5,943	49,356
Avance Gas Holding	6,307	11,812
†Axactor	6,859	4,333
†B2Holding	78,174	30,645
†Bakkafrost	317	20,043
Bonheur	2,246	55,219
Borregaard	5,961	63,545
†BW Energy	1,720	3,115
†BW Offshore	8,430	28,214
DNB	12,986	173,331
DNO	52,313	32,279
Entra	6,059	77,668
Equinor	31,240	450,033
Equinor ADR	700	10,136
Europris	12,413	60,176
Fjordkraft Holding	1,306	10,729
Frontline	5,415	37,705
†Grieg Seafood	3,963	40,739
†Hexagon Composites	3,465	14,572
†Hoegh LNG Holdings	2,562	2,985
†Kongsberg Automotive	21,255	773
Kongsberg Gruppen	1,083	15,244
†Kvaerner	15,716	10,219
Leroy Seafood Group	7,631	46,054
†Marine Harvest	5,452	103,924
†NEL	3,806	7,580
†Nordic Semiconductor	2,820	21,613
†Norsk Hydro	33,341	93,018
Norway Royal Salmon	1,024	26,838
†Norwegian Finans Holding	8,499	58,666
Ocean Yield	6,285	14,216
†Odfjell Drilling	10,099	11,571
Orkla	5,884	51,659
†Otello	8,180	10,249
†Petroleum Geo-Services	27,728	11,385
†Protector Forsikring	5,139	19,786
†Salmar	1,165	55,810
†Sbanken	7,910	51,798
Scatec Solar	2,783	45,486
†Schibsted Class A	746	19,536
†Schibsted Class B	413	9,755
Selvaag Bolig	3,629	21,541
†SpareBank 1 SR-Bank	13,088	95,752
Stolt-Nielsen	1,310	11,966
†Storebrand	26,639	138,822
Telenor	8,136	118,793
TGS NOPEC Geophysical	8,421	124,223
Tomra Systems	1,480	54,669
†Veidekke	7,146	86,766

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
†Wallenius Wilhelmsen	6,016	$ 7,909
†XXL	3,907	7,712
Yara International	3,559	124,075
		2,900,615
Portugal–0.21%
Altri	3,521	16,956
†Banco Comercial Portugues	422,999	50,815
†CTT-Correios de Portugal	4,552	10,791
EDP Renovaveis	7,516	103,864
Energias de Portugal	10,115	48,281
Galp Energia	24,344	282,390
Jeronimo Martins	8,189	143,307
†Mota-Engil	7,497	9,620
†Navigator	16,490	40,131
NOS	20,804	90,869
Semapa-Sociedade de Investimento e Gestao	1,921	17,473
Sonae	61,884	44,763
†Sonae Capital	12,026	6,864
		866,124
Russia–0.02%
Highland Gold Mining	21,937	63,490
		63,490
Singapore–0.93%
Accordia Golf Trust	85,200	42,076
AEM Holdings	20,400	46,440
†Banyan Tree Holdings	48,800	8,661
=Best World International	23,900	4,335
Bukit Sembawang Estates	7,800	21,649
BW LPG	9,135	28,764
†CapitaLand	26,100	55,140
China Aviation Oil Singapore	34,700	25,066
China Sunsine Chemical Holdings	31,000	7,836
Chip Eng Seng	40,600	16,864
City Developments	13,800	84,333
ComfortDelGro	87,500	91,954
†COSCO Shipping International	91,400	13,594
Dairy Farm International Holdings	8,700	40,652
DBS Group Holdings	29,000	436,358
Delfi	3,900	2,067
Elec & Eltek International	9,600	22,039
=†Ezion Holdings	288,390	1,676
Far East Orchard	21,100	15,952
First Resources	41,400	41,591
†Frasers Property	33,300	30,290
Frencken Group	21,400	13,639
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Genting Singapore	61,100	$ 33,616
Geo Energy Resources	109,100	9,003
GL	39,700	17,092
Goldenri-Resources	570,900	61,096
Great Eastern Holdings	700	9,908
GuocoLand	27,500	28,957
†Halcyon Agri	27,812	4,353
Hi-P International	20,100	15,444
Ho Bee Land	7,100	10,772
Hong Fok	19,800	10,131
†Hong Leong Asia	48,400	17,302
Hong Leong Finance	10,000	17,949
Hotel Grand Central	19,542	13,644
Hutchison Port Holdings Trust	283,800	27,349
†Hyflux	16,000	22
Indofood Agri Resources	26,500	5,776
Japfa	41,800	20,674
Jardine Cycle & Carriage	2,488	36,309
Kenon Holdings	154	3,046
Keppel	33,400	143,851
Keppel Infrastructure Trust	184,616	71,834
Lian Beng Group	45,500	13,788
=†Midas Holdings	143,100	3,697
†mm2 Asia	59,300	8,418
NetLink NBN Trust	57,100	39,885
Olam International	30,000	30,154
OUE	20,900	17,914
Oversea-Chinese Banking	44,505	290,074
Oxley Holdings	96,724	16,468
QAF	12,400	6,977
Raffles Medical Group	42,300	28,012
Riverstone Holdings	20,800	39,234
SATS	43,200	89,546
Sembcorp Industries	92,600	117,218
†Sembcorp Marine	12,700	3,911
Sheng Siong Group	17,900	21,270
SIIC Environment Holdings	68,260	10,106
Sinarmas Land	50,600	6,391
†Singapore Airlines	82,250	222,011
Singapore Exchange	28,700	172,707
Singapore Post	66,400	36,916
Singapore Technologies Engineering	39,700	94,754
Singapore Telecommunications	92,100	163,836
Stamford Land	46,600	11,587
StarHub	49,400	46,282
Sunningdale Tech	8,300	5,949
Tuan Sing Holdings	52,443	10,620
UMS Holdings	27,625	17,952
United Overseas Bank	19,562	285,837

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
UOB-Kay Hian Holdings	34,885	$ 29,154
UOL Group	22,200	109,151
Valuetronics Holdings	30,910	12,294
Venture	10,300	120,373
Wing Tai Holdings	45,500	58,626
		3,750,216
South Africa–0.00%
Caledonia Mining	1,000	17,320
		17,320
Spain–2.26%
Acciona	1,873	184,257
Acerinox	17,662	143,596
ACS Actividades de Construccion y Servicios	15,805	406,171
†Aena SME	1,541	206,096
†Alantra Partners	864	10,581
Almirall	3,920	51,742
Amadeus IT Group	7,513	394,448
†Amper	80,575	14,623
Applus Services	9,356	72,076
Atresmedia Corp. de Medios de Comunicacion	4,821	12,601
†Azkoyen	1,341	7,974
†Banco Bilbao Vizcaya Argentaria	121,988	420,000
Banco Bilbao Vizcaya Argentaria Sponsored ADR	72,520	246,568
†Banco de Sabadell	329,208	115,665
†Banco Santander	217,342	531,718
Bankia	78,106	83,505
†Bankinter	31,322	150,130
Befesa	2,176	84,856
CaixaBank	95,944	205,252
Cellnex Telecom	8,642	527,834
Cia de Distribucion Integral Logista Holdings	3,443	64,501
CIE Automotive	3,832	67,463
Construcciones y Auxiliar de Ferrocarriles	1,158	42,115
Ebro Foods	3,659	75,805
†eDreams ODIGEO	3,178	8,843
Elecnor	1,813	19,269
Enagas	12,729	311,396
†Ence Energia y Celulosa	12,508	41,092
Endesa	8,936	221,668
†Ercros	10,000	20,223
Euskaltel	6,619	58,703
Faes Farma	21,334	86,982
Ferrovial	3,306	88,369
†Fluidra	3,288	43,635
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Fomento De Construcciones	177	$ 1,672
Fomento de Construcciones y Contratas	4,083	38,628
†Global Dominion Access	7,450	23,891
Grifols	4,949	150,489
Grupo Catalana Occidente	1,952	45,202
†Grupo Empresarial San Jose	2,400	12,836
Iberdrola	105,634	1,233,243
Iberpapel Gestion	312	6,818
†Indra Sistemas	8,152	64,556
Industria de Diseno Textil	8,193	217,389
Laboratorios Farmaceuticos Rovi	773	21,972
Liberbank	124,330	20,653
Mapfre	44,182	78,895
†Masmovil Ibercom	3,877	99,342
†Mediaset Espana Comunicacion	13,229	49,067
†Melia Hotels International	8,112	34,624
Miquel y Costas & Miquel	1,372	19,690
Naturgy Energy Group	11,448	213,722
†Obrascon Huarte Lain	5,166	3,699
†Pharma Mar	7,172	61,958
†Promotora de Informaciones Class A	23,606	13,317
Prosegur Cia de Seguridad	21,566	50,304
†Realia Business	11,794	9,075
Red Electrica	10,208	190,987
Repsol	41,566	367,276
Sacyr	30,030	62,563
†Siemens Gamesa Renewable Energy	3,294	58,649
†Tecnicas Reunidas	591	9,047
Telefonica	99,209	474,494
Telefonica ADR	19,864	95,744
Tubacex	8,167	12,369
†Unicaja Banco	45,704	23,367
Vidrala	1,088	103,750
Viscofan	2,727	178,006
Zardoya Otis	12,104	83,036
		9,150,087
Sweden–3.22%
†AAK	1,722	29,722
AcadeMedia	8,341	56,682
†Adapteo	3,362	28,699
†AddLife Class B	4,272	45,158
†AddNode Group	803	15,405
†AddTech Class B	4,130	167,038
†AF Class B	4,855	104,980
†Alfa Laval	13,590	299,798

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Alimak Group	3,226	$ 34,977
Arjo Class B	11,849	66,158
Assa Abloy Class B	4,869	99,656
Atlas Copco Class A	8,445	359,634
Atlas Copco Class B	4,669	173,491
Atrium Ljungberg Class B	1,884	26,615
†Attendo	8,480	33,364
Avanza Bank Holding	7,912	112,732
Axfood	3,690	80,671
Beijer Alma Class B	3,471	35,722
†Beijer Electronics Group	1,878	7,994
Beijer Ref	2,621	79,485
†Bergman & Beving Class B	2,044	15,823
Besqab	861	10,000
†Betsson	9,414	65,632
†Bilia Class A	7,797	63,179
BillerudKorsnas	11,164	160,235
BioGaia Class B	1,029	56,630
†Biotage	2,689	40,264
Boliden	16,232	372,304
Bonava Class B	6,842	36,978
†Bravida Holding	12,528	119,758
†Bufab	2,873	30,336
†Bulten	815	4,691
†Byggmax Group	2,929	13,858
Castellum	5,351	100,267
Catena	1,447	57,218
†Clas Ohlson Class B	3,191	35,763
†Cloetta Class B	25,855	66,075
†Concentric	2,269	32,222
†Coor Service Management Holding	4,178	27,630
Corem Property Group	3,968	7,550
Dios Fastigheter	3,818	25,575
†Dometic Group	22,384	202,282
†Doro	2,027	7,666
†Duni	3,070	32,182
Dustin Group	2,557	13,962
Eastnine	1,862	23,416
Electrolux Class B	11,611	195,354
†Electrolux Professional	11,611	42,531
Elekta Class B	18,338	170,825
†Eltel	11,132	24,250
†Enea	1,679	30,353
Epiroc Class A	8,210	102,875
Epiroc Class B	4,300	52,809
†Essity	384	12,203
†Essity Class B	9,391	304,469
†Fagerhult	2,150	7,975
†Fastighets Balder Class B	839	32,101
FastPartner	1,287	9,663
Getinge Class B	4,992	93,023
†Granges	7,012	55,904
†Gunnebo	4,048	7,944
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Haldex	3,002	$ 12,209
Hennes & Mauritz Class B	13,426	195,970
†Hexagon Class B	1,242	72,937
†Hexatronic Group	2,448	13,882
†Hexpol	10,082	75,231
†HIQ International	2,619	12,259
†HMS Networks	904	16,938
†Hoist Finance	3,822	10,323
†Holmen Class B	4,202	134,960
Hufvudstaden Class A	4,780	59,589
†Humana	2,175	11,085
Husqvarna Class A	2,328	19,155
Husqvarna Class B	31,848	262,110
ICA Gruppen	2,474	117,600
†Indutrade	2,575	102,130
Intrum	4,424	81,440
†Inwido	6,076	42,395
†ITAB Shop Concept Class B	1,500	1,820
JM	2,340	52,956
Kindred Group SDR	17,043	102,890
Klovern Class B	18,395	29,260
†KNOW IT	1,633	27,160
Kungsleden	5,559	41,605
†Lagercrantz Group Class B	3,838	59,502
LeoVegas	4,528	20,337
Lifco Class B	1,220	77,795
Lindab International	6,964	82,086
†Loomis	7,020	167,699
Lundin Energy	2,834	69,166
†Mekonomen	2,222	15,890
MIPS	1,320	45,774
†Modern Times Group MTG Class B	7,210	78,587
Momentum Group Class B	1,933	24,818
NCC Class B	4,707	76,517
†Nederman Holding	1,654	20,021
†New Wave Group Class B	5,098	17,136
†Nobia	10,077	47,998
†Nobina	6,838	40,979
Nokian Renkaat	8,214	180,555
†Nolato Class B	1,916	129,564
†Nordic Entertainment Group Class B	4,073	125,264
†Nordic Waterproofing Holding	2,580	28,186
†OEM International Class B	571	14,714
†Orexo AB	2,610	20,818
†Peab Class B	14,960	123,659
Pricer Class B	11,019	29,106
†Proact IT Group	780	14,698
†Ratos Class B	17,331	46,605
†RaySearch Laboratories	882	8,267
†Recipharm	1,922	23,679

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Recipharm Class B	4,805	$ 59,599
Resurs Holding	6,708	27,671
Rottneros	8,551	7,928
†Saab Class B	5,533	139,068
Sagax Class B	4,601	62,197
Samhallsbyggnadsbolaget i Norden	35,752	96,519
†Sandvik	29,953	563,888
†SAS	26,948	22,549
†Scandi Standard	5,314	36,807
†Sectra Class B	1,710	97,443
†Securitas Class B	12,738	172,246
†Semcon	1,825	9,781
†Sinch	543	46,733
†Skandinaviska Enskilda Banken Class A	17,046	147,969
†Skanska Class B	15,623	318,948
SKF Class A	693	13,024
SKF Class B	23,371	436,886
SkiStar	3,916	40,134
†SSAB Class A	14,729	40,791
†SSAB Class B	43,120	115,090
†SSAB (Helsinki Stock Exchange) Class B	7,881	21,006
†Svenska Cellulosa Class B	15,213	181,965
†Svenska Cellulosa SCA Class A	1,121	13,121
†Svenska Handelsbanken Class A	19,294	183,203
Sweco Class B	2,300	103,821
†Swedbank Class A	9,886	126,945
Swedish Match	2,609	184,080
†Swedish Orphan Biovitrum	4,348	100,816
†Systemair	1,391	24,216
Tele2 Class B	12,744	169,646
Telefonaktiebolaget LM Ericsson Class B	14,875	137,885
Telia	69,473	259,912
Thule Group	2,880	73,128
†Trelleborg Class B	12,704	186,390
Troax Group	3,047	47,830
†VBG Group Class B	630	9,470
†Volvo Class A	9,281	143,343
†Volvo Class B	48,270	759,523
Wallenstam Class B	2,582	29,966
Wihlborgs Fastigheter	5,465	89,896
		13,008,513
Switzerland–7.84%
ABB	22,440	509,005
Adecco Group	9,339	440,199
†Alcon	11,661	669,036
Allreal Holding	1,028	203,789
†ALSO Holding	461	113,242
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†ams	18,800	$ 280,281
†APG SGA	98	18,308
†Arbonia	5,155	53,415
†Aryzta	71,951	32,547
†Ascom Holding	2,343	21,658
†Autoneum Holding	251	24,566
Bachem Holding Class B	129	34,068
Baloise Holding	3,703	557,859
Banque Cantonale de Geneve	199	38,379
Banque Cantonale Vaudoise	2,020	196,713
Barry Callebaut	169	322,593
Belimo Holding	25	185,018
Bell Food Group	131	33,184
Bellevue Group	933	21,730
Berner Kantonalbank	291	70,599
BKW	873	78,379
Bobst Group	566	33,518
Bossard Holding Class A	510	78,173
Bucher Industries	454	131,138
Burkhalter Holding	316	20,380
†Calida Holding	290	8,837
†Carlo Gavazzi Holding	46	8,752
Cembra Money Bank	2,367	231,382
Chocoladefabriken Lindt & Spruengli	2	172,514
†Cicor Technologies	245	10,562
Cie Financiere Richemont	6,067	391,323
Cie Financiere Tradition	106	11,786
†Clariant	31,550	620,932
†Coltene Holding	332	24,985
Conzzeta	86	77,096
†Credit Suisse Group ADR	14,137	145,752
Credit Suisse Group	22,997	239,281
DKSH Holding	2,900	186,841
†dormakaba Holding	215	117,413
†Dufry	2,571	77,011
†EFG International	7,518	53,626
Emmi	235	205,687
EMS-Chemie Holding	225	174,803
†Evolva Holding	58,889	14,296
†Feintool International Holding	279	14,236
†Fenix Outdoor International	263	23,728
†Flughafen Zurich	1,223	159,733
Forbo Holding	51	74,036
†GAM Holding	14,490	33,655
Geberit	932	467,618
Georg Fischer	280	241,388
Givaudan	69	257,920
†Glencore	202,543	431,458
Gurit Holding	24	35,155

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Helvetia Holding	2,491	$ 233,332
†HOCHDORF Holding	78	5,047
Huber + Suhner	1,168	82,135
Hypothekarbank Lenzburg	4	18,106
Implenia	1,019	37,889
†Ina Invest Holding	203	4,499
Inficon Holding	131	102,512
Interroll Holding	41	82,946
Intershop Holding	54	32,322
Investis Holding	307	28,320
†Julius Baer Group	12,443	522,576
†Jungfraubahn Holding	207	27,000
Kardex Holding	617	113,465
†Komax Holding	254	41,351
Kudelski	1,531	5,570
†Kuehne + Nagel International Class R	1,421	236,694
†LafargeHolcim	13,540	596,519
LEM Holding	36	53,302
Liechtensteinische Landesbank	961	59,034
Logitech International	7,355	481,968
Logitech International (New York Shares) Class R	2,063	134,549
Lonza Group	943	499,505
†Luzerner Kantonalbank	246	102,106
Metall Zug	22	32,904
Mobilezone Holding	2,635	23,018
†Mobimo Holding	990	287,264
Nestle	50,792	5,631,341
Novartis	21,379	1,862,560
OC Oerlikon	14,129	115,903
†Orascom Development Holding	824	7,651
Orior	492	40,469
Partners Group Holding	461	419,829
Phoenix Mecano	34	13,690
Plazza Class A	93	26,994
PSP Swiss Property	1,878	211,530
Rieter Holding	353	32,639
Roche Holding	8,476	2,936,506
Roche Holding (Swiss Exchange)	358	123,295
Romande Energie Holding	25	26,947
Schaffner Holding	33	6,722
Schindler Holding	838	198,666
†Schmolz + Bickenbach	41,908	8,625
Schweiter Technologies	88	109,081
SFS Group	997	93,958
SGS	151	369,896
†Siegfried Holding	377	171,562
Sika	3,107	598,944
Sonova Holding	1,367	273,639
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
St Galler Kantonalbank	247	$ 110,586
Straumann Holding Class R	89	76,939
Sulzer	1,120	89,823
†Sunrise Communications Group	4,356	387,452
Swatch Group	1,692	339,604
Swatch Group (Swiss Exchange)	2,861	112,511
†Swiss Life Holding	863	321,052
Swiss Prime Site	4,229	392,304
Swiss Re	4,278	331,693
Swisscom	1,723	903,543
Swissquote Group Holding	868	74,388
Tecan Group	35	12,404
Temenos	2,955	459,278
†TX Group	202	15,006
†u-blox Holding	564	38,684
†UBS Group	24,032	277,329
UBS Group (New York Shares)	21,266	245,602
Valiant Holding	898	83,794
†Valora Holding	314	60,320
†VAT Group	602	110,571
Vaudoise Assurances Holding	91	42,875
†Vetropack Holding	950	52,541
Vifor Pharma	2,462	372,468
Vontobel Holding	2,352	165,621
VP Bank	436	56,783
VZ Holding	830	62,287
†V-ZUG Holding	220	18,112
Warteck Invest	8	17,563
†Ypsomed Holding	278	39,484
Zehnder Group	646	25,436
Zug Estates Holding	16	33,952
Zuger Kantonalbank	7	45,364
Zurich Insurance Group	1,518	537,873
		31,717,205
United Arab Emirates–0.00%
†NMC Health	2,337	830
		830
United Kingdom–12.58%
4imprint Group	1,836	55,975
888 Holdings	14,760	31,923
†AA	31,539	8,930
Abcam	1,716	28,344
Admiral Group	5,705	161,788
†AG Barr	6,257	35,016
Aggreko	22,782	125,289
†Alliance Pharma	27,699	25,478
Allied Minds	501	204

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Anglo American	12,993	$ 299,530
Anglo-Eastern Plantations	1,229	7,537
Arrow Global Group	10,826	11,925
Ascential	18,868	67,686
Ashmore Group	22,649	116,947
Ashtead Group	12,181	410,902
†ASOS	2,441	103,748
†Associated British Foods	2,058	48,660
AstraZeneca	667	69,418
AstraZeneca ADR	28,944	1,530,848
†Auto Trader Group	41,240	268,503
AVEVA Group	626	31,740
Aviva	88,864	301,193
Avon Rubber	2,181	86,285
B&M European Value Retail	68,581	337,583
Babcock International Group	42,799	164,029
BAE Systems	72,100	431,119
Balfour Beatty	32,476	104,555
†Bank of Georgia Group	4,673	62,312
†Barclays	126,206	178,051
Barclays ADR	32,662	184,867
Barratt Developments	29,221	179,596
Beazley	30,013	152,156
Bellway	8,148	256,631
Berkeley Group Holdings	5,513	283,921
BHP Group	8,188	167,552
†Biffa	20,944	52,332
†Bloomsbury Publishing	5,793	14,356
Bodycote	14,322	111,042
†boohoo Group	35,966	184,179
Bovis Homes Group	12,569	110,711
BP	110,977	425,157
BP ADR	84,045	1,959,929
†Braemar Shipping Services	3,535	5,300
Brewin Dolphin Holdings	16,263	52,411
British American Tobacco	17,277	662,622
†Britvic	20,631	196,468
†BT Group	472,169	667,764
Bunzl	7,335	196,748
Burberry Group	8,557	169,087
†Cairn Energy	56,547	82,292
†Capita	105,348	57,628
Capital & Counties Properties	24,643	44,689
†Card Factory	28,435	17,759
CareTech Holdings	2,708	14,550
†Carnival ADR	748	9,410
†Central Asia Metals	13,232	24,084
Centrica	436,371	207,341
Chemring Group	14,289	42,569
Chesnara	11,599	41,874
†Cineworld Group	64,496	48,417
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
City of London Investment Group	91	$ 432
Clarkson	579	16,124
Clinigen Group	6,520	65,344
Clipper Logistics	3,278	11,921
Close Brothers Group	7,602	104,076
CLS Holdings	9,454	21,742
CMC Markets	11,645	38,526
Coats Group	52,125	36,280
Coca-Cola European Partners	5,605	212,706
Coca-Cola HBC	4,962	124,214
Compass Group	27,135	373,336
Computacenter	6,315	127,989
ConvaTec Group	78,322	189,155
†Costain Group	7,704	6,778
†Countryside Properties	12,972	53,119
Cranswick	3,275	146,701
Crest Nicholson Holdings	22,410	54,781
Croda International	2,437	158,285
CVS Group	1,891	24,134
†CYBG	86,969	98,829
Daily Mail & General Trust	7,653	65,379
†Dart Group	7,449	77,397
DCC	2,192	182,909
†De La Rue	3,905	6,279
Dechra Pharmaceuticals	1,775	62,520
Devro	15,625	29,128
DFS Furniture	14,362	29,480
Diageo	3,922	130,357
Diageo ADR	3,291	442,277
†Dialog Semiconductor	3,627	165,785
†Dignity	2,479	7,594
†Diploma	9,601	213,437
Direct Line Insurance Group	66,494	222,958
†DiscoverIE Group	4,227	26,829
†Dixons Carphone	70,444	78,291
Domino's Pizza Group	23,734	91,101
Drax Group	39,898	127,332
DS Smith	69,870	283,635
Dunelm Group	7,849	115,635
easyJet	7,962	67,218
†Electrocomponents	35,880	298,678
Elementis	21,637	17,266
EMIS Group	3,771	50,465
†EnQuest	215,928	39,164
Equiniti Group Class WI	27,112	48,975
Essentra	15,227	55,048
†Euromoney Institutional Investor	983	9,588
Evraz	23,096	81,831
Experian	17,478	613,458
FDM Group Holdings	5,430	61,025

LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Ferrexpo	25,210	$ 54,141
Fevertree Drinks	5,501	139,447
†Fiat Chrysler Automobiles	69,433	705,884
†Firstgroup	108,881	68,219
FLEX LNG	2,019	9,365
Forterra	8,285	20,636
†Foxtons Group	7,206	3,438
†Frontier Developments	992	22,740
Fuller Smith & Turner Class A	2,606	24,864
†G4S	141,555	200,259
Galliford Try Holdings	7,192	10,515
Games Workshop Group	2,160	214,630
†Gamesys Group	1,380	14,643
Gamma Communications	4,520	72,324
†Gem Diamonds	5,209	1,685
Genel Energy	15,768	25,326
†Georgia Capital	1,523	8,714
GlaxoSmithKline	16,266	328,568
GlaxoSmithKline ADR	34,028	1,388,002
Go-Ahead Group	4,885	50,673
Gocompare.Com Group	21,795	26,072
Grafton Group	11,063	90,467
Grainger	31,451	111,601
†Greencore Group	34,767	54,084
Greggs	11,750	235,659
Gulf Keystone Petroleum	17,982	19,883
†Gym Group	10,516	19,850
H&T Group	1,906	7,613
Halfords Group	18,444	34,738
Halma	9,163	261,056
Hargreaves Lansdown	8,228	165,927
Hastings Group Holdings	20,638	49,279
Hays	111,976	165,813
Headlam Group	2,792	9,797
Helical	8,670	33,387
Henry Boot	32	100
Hikma Pharmaceuticals	3,847	105,566
Hill & Smith Holdings	3,711	57,198
Hilton Food Group	5,422	84,836
†Hiscox	8,260	80,624
Hochschild Mining	22,075	53,343
†Hollywood Bowl Group	7,810	15,120
HomeServe	22,425	362,544
†Horizon Discovery Group	5,448	6,608
Howden Joinery Group	51,696	353,920
†HSBC Holdings ADR	38,241	892,163
†HSBC Holdings (London Shares)	53,731	249,720
Hunting	7,524	19,684
Ibstock	24,454	54,409
IMI	23,615	269,417
Imperial Brands	24,641	469,082
Inchcape	37,020	224,978
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Indivior	58,090	$ 59,743
†Informa	20,069	116,034
InterContinental Hotels Group ADR	3,029	134,366
International Consolidated Airlines Group (London Stock Exchange)	25,750	71,023
International Personal Finance	8,496	5,503
Intertek Group	3,801	256,001
†Investec	34,469	69,165
ITV	113,260	104,678
IWG	53,169	174,782
†J D Wetherspoon	7,462	92,835
†J Sainsbury	112,835	292,012
James Fisher & Sons	3,307	56,097
James Halstead	1,900	12,244
†JD Sports Fashion	34,020	261,840
John Laing Group	22,728	98,451
†John Menzies	6,643	10,211
John Wood Group	39,365	94,389
Johnson Matthey	10,610	276,326
Johnson Service Group	23,518	33,659
Jupiter Fund Management	30,719	97,404
†Just Group	95,906	62,545
†Kainos Group	5,562	51,617
KAZ Minerals	19,310	118,966
Keller Group	5,506	43,255
†Kier Group	5,265	6,364
Kin and Carta	6,598	5,028
†Kingfisher	120,023	330,206
†Lamprell	12,474	3,060
Lancashire Holdings	8,998	90,230
Legal & General Group	126,529	344,949
†Liberty Global Class A	1,294	28,287
†Liberty Global Class C	3,168	68,144
Liontrust Asset Management	2,854	46,150
Lloyds Banking Group	874,452	337,328
Lloyds Banking Group ADR	65,903	98,855
London Stock Exchange Group	1,521	158,177
Lookers	24,983	6,501
LSL Property Services	3,879	9,613
Luceco	17,351	20,231
M&G	79,071	164,187
Majestic Wine	4,247	23,263
Man Group	87,224	141,214
†Marks & Spencer Group	114,942	140,950
Marshalls	18,591	141,731
†Marston's	45,699	30,097
McBride	15,062	11,646
McCarthy & Stone	19,256	17,041

LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†McColl's Retail Group	81	$ 42
†Mears Group	12,639	24,917
†Mediclinic International	32,838	107,877
Melrose Industries	115,759	163,167
†Metro Bank	783	1,015
Micro Focus International	6,321	33,723
Micro Focus International Sponsored ADR	2,621	14,363
Midwich Group	1,736	8,655
†Mitchells & Butlers	17,776	41,394
†Mitie Group	21,455	22,161
MJ Gleeson	2,085	17,000
Mondi	21,352	399,389
Moneysupermarket.com Group	35,323	141,695
Morgan Advanced Materials	24,596	73,565
Morgan Sindall Group	2,724	41,488
Mortgage Advice Bureau Holdings	3,472	25,942
Motorpoint group	3,394	10,808
†N Brown Group	7,054	3,073
National Express Group	34,015	79,172
National Grid	5,702	69,567
National Grid ADR	4,442	269,807
NCC Group	15,754	34,877
Next	2,960	179,213
Nichols	578	9,465
†Ninety One	17,234	44,265
†Norcros	5,059	9,591
Numis	4,030	15,829
†Ocado Group	1,212	30,458
†On the Beach Group	10,599	38,614
OneSavings Bank	17,501	57,531
Oxford Instruments	4,380	77,840
Pagegroup	30,187	141,752
†Paragon Banking Group	22,246	96,633
PayPoint	4,583	34,016
Pearson	24,865	177,009
Pearson ADR	16,143	116,714
†Pendragon	139,742	15,584
Pennon Group	18,814	260,531
†Persimmon	14,510	410,656
†Petra Diamonds	54,406	1,232
Petrofac	24,914	55,103
†Petropavlovsk	107,235	33,220
Pets at Home Group	47,523	140,597
Phoenix Group Holdings	31,661	253,001
Photo-Me International	14,970	10,173
Playtech	21,832	76,281
Polar Capital Holdings	4,376	27,316
Polypipe Group	13,565	72,558
Porvair	1,608	11,118
PPHE Hotel Group	770	10,431
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Premier Asset Management Group	4,749	$ 5,973
†Premier Foods	70,103	60,436
†Premier Oil	104,372	68,499
Provident Financial	6,817	14,906
Prudential	14,432	217,462
Prudential ADR	2,649	80,477
PZ Cussons	13,279	30,403
†QinetiQ Group	33,003	121,565
Quilter	84,270	145,024
Rank Group	8,180	14,846
Reach	24,305	23,326
Reckitt Benckiser Group	9,346	859,817
Redde Northgate	22,698	46,667
Redrow	19,937	106,325
RELX	4,305	99,635
RELX ADR	13,938	328,379
RELX (London Stock Exchange)	3,932	91,009
†Renewi	55,382	17,979
†Rentokil Initial	53,152	336,089
†Rhi Magnesita	2,266	69,304
Ricardo	2,769	14,376
Rightmove	41,268	278,953
Rio Tinto	2,407	135,458
Rio Tinto ADR	27,290	1,533,152
Robert Walters	3,858	19,122
†Rolls-Royce Holdings	32,336	114,166
Rotork	68,114	235,743
Royal Bank of Scotland Group	69,446	104,255
Royal Bank of Scotland Group ADR	26,623	81,200
Royal Dutch Shell Class B ADR	22,076	672,214
†Royal Mail	77,199	173,992
RPS Group	7,026	4,240
RSA Insurance Group	56,235	284,798
Sabre Insurance Group	12,837	42,147
†Saga	78,942	15,159
Sage Group	24,167	200,609
Savills	14,301	145,856
†Scapa Group	6,777	8,306
Schroders	3,047	111,208
Schroders Non-Voting Shares	950	24,407
†SDL	4,367	27,056
Senior	23,298	20,129
†Serco Group	14,762	27,947
†Severfield	10,593	8,007
Severn Trent	6,456	197,578
Sig	7,074	2,673
†SIG	28,297	10,742
Signature Aviation	44,411	126,961

LVIP Dimensional International Core Equity Fund–43

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Smith & Nephew	6,895	$ 128,479
†Smiths Group	13,859	242,282
†Soco International	14,884	3,275
Softcat	8,387	113,435
Spectris	5,515	172,248
†Speedy Hire	31,265	22,096
Spirax-Sarco Engineering	2,357	290,170
†Spire Healthcare Group	26,170	27,687
Spirent Communications	22,437	67,129
†Sports Direct International	18,564	70,343
SSE	30,195	511,296
†SSP Group	28,133	89,657
St James's Place	30,806	362,231
St Modwen Properties	13,826	59,387
†Stagecoach Group	50,853	37,670
Standard Chartered	70,972	384,725
Standard Lifeerdeen	64,465	213,617
SThree	11,172	37,377
†Stobart Group	6,535	2,778
Stock Spirits Group	10,748	31,109
†Studio Retail Group	3,000	8,252
STV Group	176	510
†Subsea 7	17,465	111,373
†Superdry	2,865	5,044
†Synthomer	23,821	82,104
TalkTalk Telecom Group	67,813	72,026
Tate & Lyle	36,327	300,305
Tatton Asset Management	5,219	18,937
Taylor Wimpey	167,387	295,439
†Ted Baker	3,155	3,296
Telecom Plus	5,532	97,929
†TEN Entertainment Group	6,695	14,103
Tesco	110,580	311,024
†Topps Tiles	15,052	8,281
TORM	3,804	26,258
TP ICAP	40,397	175,451
Travis Perkins	20,124	280,569
TT Electronics	16,451	33,532
TUI	8,315	39,403
†Tullow Oil	137,308	54,389
Tyman	15,851	37,279
†U & I Group	11,376	11,087
Ultra Electronics Holdings	3,056	75,362
Unilever	387	20,875
Unilever ADR	12,349	677,713
Unilever CVA	7,590	404,681
Unilever (New York Shares)	13,473	717,707
United Utilities Group	17,495	196,587
Urban & Civic	10,454	30,182
Vectura Group	28,850	34,554
†Vertu Motors	43,524	13,202
Vesuvius	19,147	91,869
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Victrex	6,737	$ 162,862
Vitec Group	2,446	20,587
Vodafone Group	225,670	358,761
Vodafone Group ADR	26,464	421,836
Volex	4,222	7,986
Volution Group	1,302	3,001
Vp	1,013	9,573
†Watkin Jones	4,916	9,247
Weir Group	14,926	196,147
†WH Smith	6,252	85,117
†Whitbread	10,519	289,404
†William Hill	57,293	80,945
†Wincanton	9,853	22,802
Wm Morrison Supermarkets	153,154	360,790
WPP	35,301	275,218
WPP ADR	400	15,652
†Xaar	886	622
XP Power	694	30,580
		50,875,927
United States–0.29%
†Burford Capital	9,733	56,274
†Carnival	1,149	14,055
Diversified Gas & Oil	7,811	9,262
Ferguson	5,075	414,965
Ovintiv	16,873	160,611
Primo Water	12,877	176,917
Waste Connections	3,795	355,933
		1,188,017
Total Common Stock (Cost $425,723,936)		400,246,708
PREFERRED STOCKS–0.40%
Germany–0.40%
Bayerische Motoren Werke 5.70%	2,185	106,141
Biotest	349	7,966
Draegerwerk & Co.	847	69,312
Fuchs Petrolub 2.36%	4,237	170,301
Jungheinrich	4,759	111,893
Schaeffler	9,333	70,046
Sixt	1,464	76,249
STO & Co.	150	17,021
†Villeroy & Boch	830	10,498
Volkswagen 2.67%	6,526	991,952
Total Preferred Stocks (Cost $2,031,109)		1,631,379
RIGHTS–0.02%
Canada–0.00%
†Pan American Silver expiration date 2/22/29	4,400	3,018

LVIP Dimensional International Core Equity Fund–44

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
Canada (continued)
†Pan American Silver expiration date 2/22/29	7,972	$ 5,469
		8,487
Finland–0.00%
=†Finnair	3,430	15,029
		15,029
Singapore–0.00%
=†Banyan Tree Holdings expiration date 7/14/20	2,928	0
		0
Spain–0.02%
†ACS Actividades de Construccion y Servicios	15,805	24,655
†Repsol	41,566	20,235
†Telefonica	99,209	19,517
		64,407
United Kingdom–0.00%
=De La Rue	1,708	424
		424
Total Rights (Cost $101,663)		88,347
	Number of Shares	Value (U.S. $)
WARRANT–0.00%
Singapore–0.00%
=Ezion Holdings exp 4/16/23 exercise price SGD 0.2763	26,754	$ 0
Total Warrant (Cost $0)		0

MONEY MARKET FUND–0.19%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.11%)	790,584	790,584
Total Money Market Fund (Cost $790,584)		790,584

TOTAL INVESTMENTS–99.57% (Cost $428,647,292)	402,757,018
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.43%	1,721,172
NET ASSETS APPLICABLE TO 42,997,441 SHARES OUTSTANDING–100.00%	$404,478,190
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND STANDARD CLASS ($310,636,657 / 33,003,685 Shares)	$9.412
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND SERVICE CLASS ($93,841,533 / 9,993,756 Shares)	$9.390
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$463,571,975
Distributable earnings/(accumulated loss)	(59,093,785)
TOTAL NET ASSETS	$404,478,190

Δ Securities have been classified by country of origin. Classification by type of business has been presented on page 2 and 5.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
★ Includes $82,588 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $277,873 payable for securities purchased, $330,105 payable for fund shares redeemed, $36,972 other accrued expenses payable and $230,236 due to manager and affiliates as of June 30, 2020.

LVIP Dimensional International Core Equity Fund–45

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
FDR–Fiduciary Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
RSP–Risparmio Italian Savings Shares
SDR–Swedish Depositary Receipt
SGD–Singapore Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund–46

LVIP Dimensional International Core Equity Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,001,765
Non-cash dividends	130,400
Foreign taxes withheld	(597,650)
5,534,515
EXPENSES:
Management fees	1,231,969
Distribution fees-Service Class	108,996
Custodian fees	106,229
Professional fees	58,801
Shareholder servicing fees	55,344
Accounting and administration expenses	44,206
Pricing fees	21,868
Reports and statements to shareholders	9,137
Trustees’ fees and expenses	5,452
Consulting fees	1,063
Other	3,698
1,646,763
Less:
Management fees waived	(125,099)
Expenses reimbursed	(161,859)
Total operating expenses	1,359,805
NET INVESTMENT INCOME	4,174,710
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(7,535,229)
Foreign currencies	(116,242)
Net realized loss	(7,651,471)
Net change in unrealized appreciation (depreciation) of:
Investments	(56,496,624)
Foreign currencies	(14,419)
Net change in unrealized appreciation (depreciation)	(56,511,043)
NET REALIZED AND UNREALIZED LOSS	(64,162,514)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(59,987,804)
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,174,710	$ 9,368,221
Net realized loss	(7,651,471)	(3,055,104)
Net change in unrealized appreciation (depreciation)	(56,511,043)	65,246,974
Net increase (decrease) in net assets resulting from operations	(59,987,804)	71,560,091
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(7,457,920)
Service Class	—	(1,899,684)
	—	(9,357,604)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	53,902,759	41,617,678
Service Class	17,130,061	27,574,188
Reinvestment of dividends and distributions:
Standard Class	—	7,457,920
Service Class	—	1,899,684
	71,032,820	78,549,470
Cost of shares redeemed:
Standard Class	(34,527,555)	(22,199,740)
Service Class	(6,406,798)	(9,697,898)
	(40,934,353)	(31,897,638)
Increase in net assets derived from capital share transactions	30,098,467	46,651,832
NET INCREASE (DECREASE) IN NET ASSETS	(29,889,337)	108,854,319
NET ASSETS:
Beginning of period	434,367,527	325,513,208
End of period	$404,478,190	$434,367,527
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund–47

LVIP Dimensional International Core Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended				5/1/15 to 12/31/15[2]
		12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 10.972	$ 9.291	$ 11.499	$ 9.192	$ 8.985	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.104	0.257	0.241	0.204	0.198	0.103
Net realized and unrealized gain (loss)	(1.664)	1.671	(2.252)	2.306	0.208	(1.022)
Total from investment operations	(1.560)	1.928	(2.011)	2.510	0.406	(0.919)
Less dividends and distributions from:
Net investment income	—	(0.247)	(0.197)	(0.203)	(0.199)	(0.096)
Total dividends and distributions	—	(0.247)	(0.197)	(0.203)	(0.199)	(0.096)
Net asset value, end of period	$ 9.412	$ 10.972	$ 9.291	$ 11.499	$ 9.192	$ 8.985
Total return[4]	(14.24%)	20.85%	(17.55%)	27.36%	4.51%	(9.18%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 310,637	$338,633	$ 262,312	$210,166	$145,238	$245,437
Ratio of expenses to average net assets	0.65%	0.68%	0.68%	0.68%	0.68%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.80%	0.87%	1.00%	1.03%	1.10%	1.02%
Ratio of net investment income to average net assets	2.25%	2.50%	2.19%	1.94%	2.23%	1.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.10%	2.31%	1.87%	1.59%	1.81%	1.28%
Portfolio turnover	9%	8%	4%	9%	26%	92%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund–48

LVIP Dimensional International Core Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended				5/1/15 to 12/31/15[2]
		12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 10.960	$ 9.285	$ 11.493	$ 9.191	$ 8.987	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.092	0.231	0.213	0.181	0.178	0.086
Net realized and unrealized gain (loss)	(1.662)	1.668	(2.246)	2.297	0.203	(1.020)
Total from investment operations	(1.570)	1.899	(2.033)	2.478	0.381	(0.934)
Less dividends and distributions from:
Net investment income	—	(0.224)	(0.175)	(0.176)	(0.177)	(0.079)
Total dividends and distributions	—	(0.224)	(0.175)	(0.176)	(0.177)	(0.079)
Net asset value, end of period	$ 9.390	$ 10.960	$ 9.285	$ 11.493	$ 9.191	$ 8.987
Total return[4]	(14.34%)	20.53%	(17.75%)	27.01%	4.24%	(9.33%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 93,842	$ 95,734	$ 63,201	$ 43,703	$10,884	$ 5,518
Ratio of expenses to average net assets	0.90%	0.93%	0.93%	0.93%	0.93%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.12%	1.25%	1.28%	1.35%	1.27%
Ratio of net investment income to average net assets	2.00%	2.25%	1.94%	1.69%	1.98%	1.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.85%	2.06%	1.62%	1.34%	1.56%	1.03%
Portfolio turnover	9%	8%	4%	9%	26%	92%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund–49

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Core Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Dimensional International Core Equity Fund–50

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective March 4, 2020, LIAC receives a management fee at an annual rate of 0.58% of the Fund's average daily net assets.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to March 4, 2020, the management fee and waiver amounts were 0.75% and 0.17%, respectively, of the Fund’s average daily net assets.
Effective March 4, 2020, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.64% of the Fund’s average daily net assets for the Standard Class and 0.89% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to March 4, 2020, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceeded 0.68% of the Fund’s average daily net assets for the Standard Class and 0.93% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2023	Total
LIAC	$ 161,859	$ 161,859
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$12,033
Legal	2,146
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Dimensional International Core Equity Fund–51

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,870 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 82,588
Management fees payable to LIAC	194,166
Distribution fees payable to LFD	19,492
Printing and mailing fees payable to Lincoln Life	6,870
Shareholder servicing fees payable to Lincoln Life	9,708
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$67,593,246
Sales	33,618,974
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$428,647,292
Aggregate unrealized appreciation of investments	$ 55,142,848
Aggregate unrealized depreciation of investments	(81,033,122)
Net unrealized depreciation of investments	$ (25,890,274)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Dimensional International Core Equity Fund–52

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ 1,628,899	$ 23,932,536	$ 27,449	$ 25,588,884
Austria	214,594	1,589,817	—	1,804,411
Belgium	228,842	4,227,667	—	4,456,509
Canada	36,270,276	—	9,315	36,279,591
Chile	—	99,829	—	99,829
China	—	47,584	—	47,584
Colombia	—	95,561	—	95,561
Denmark	356,228	7,876,601	—	8,232,829
Finland	134,867	5,938,030	—	6,072,897
France	559,785	29,856,052	4,497	30,420,334
Germany	572,416	26,782,262	—	27,354,678
Hong Kong	393,575	10,382,834	217,278	10,993,687
Ireland	1,372,503	2,519,931	—	3,892,434
Isle Of Man	—	267,745	—	267,745
Israel	549,103	2,627,011	—	3,176,114
Italy	243,804	10,144,632	2	10,388,438
Japan	375,539	99,081,523	—	99,457,062
Jersey	—	159,849	—	159,849
Luxembourg	24,269	609,470	—	633,739
Macau	—	308,732	—	308,732
Mexico	—	54,356	—	54,356
Netherlands	4,332,180	10,576,676	—	14,908,856
New Zealand	—	2,014,245	—	2,014,245
Norway	10,136	2,890,479	—	2,900,615
Portugal	121,519	744,605	—	866,124
Russia	—	63,490	—	63,490
Singapore	26,095	3,714,413	9,708*	3,750,216
South Africa	17,320	—	—	17,320
Spain	667,132	8,482,955	—	9,150,087
Sweden	264,722	12,743,791	—	13,008,513
Switzerland	1,286,349	30,430,856	—	31,717,205
United Arab Emirates	—	830	—	830
United Kingdom	12,982,788	37,893,139	—	50,875,927
United States	693,461	494,556	—	1,188,017
Preferred Stocks
Germany	17,021	1,614,358	—	1,631,379
Rights	67,425	5,469	15,453	88,347
Warrant	—	—	—*	—
LVIP Dimensional International Core Equity Fund–53

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 790,584	$ —	$ —	$ 790,584
Total Investments	$64,201,432	$338,271,884	$283,702	$402,757,018

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	6,220,352	4,081,783
Service Class	1,947,783	2,690,848
Shares reinvested:
Standard Class	—	693,350
Service Class	—	176,822
	8,168,135	7,642,803
Shares redeemed:
Standard Class	(4,079,924)	(2,143,728)
Service Class	(689,195)	(939,572)
	(4,769,119)	(3,083,300)
Net increase	3,399,016	4,559,503
5. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Dimensional International Core Equity Fund–54

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Core Equity Fund–55

LVIP Dimensional International Core Equity Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional International Core Equity Fund–56

LVIP Dimensional U.S. Core Equity 1 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Dimensional U.S. Core Equity 1 Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 1 Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$923.40	0.42%	$2.01
Service Class Shares	1,000.00	921.80	0.77%	3.68
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.80	0.42%	$2.11
Service Class Shares	1,000.00	1,021.00	0.77%	3.87

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.60%
Aerospace & Defense	1.80%
Air Freight & Logistics	0.65%
Airlines	0.45%
Auto Components	0.60%
Automobiles	0.51%
Banks	4.83%
Beverages	1.42%
Biotechnology	2.43%
Building Products	0.89%
Capital Markets	2.94%
Chemicals	2.13%
Commercial Services & Supplies	0.99%
Communications Equipment	1.05%
Construction & Engineering	0.38%
Construction Materials	0.15%
Consumer Finance	0.83%
Containers & Packaging	0.75%
Distributors	0.19%
Diversified Consumer Services	0.31%
Diversified Financial Services	1.00%
Diversified Telecommunication Services	2.06%
Electric Utilities	1.49%
Electrical Equipment	0.75%
Electronic Equipment, Instruments & Components	1.36%
Energy Equipment & Services	0.31%
Entertainment	1.05%
Food & Staples Retailing	1.41%
Food Products	1.39%
Gas Utilities	0.24%
Health Care Equipment & Supplies	2.53%
Health Care Providers & Services	2.99%
Health Care Technology	0.27%
Hotels, Restaurants & Leisure	1.79%
Household Durables	1.00%
Household Products	1.32%
Independent Power and Renewable Electricity Producers	0.18%
Industrial Conglomerates	0.85%
Insurance	2.77%
Interactive Media & Services	3.21%
Internet & Direct Marketing Retail	3.63%
IT Services	4.94%
Leisure Products	0.24%
Life Sciences Tools & Services	1.15%
Machinery	2.74%
Security Type/Sector	Percentage of Net Assets
Marine	0.05%
Media	1.71%
Metals & Mining	0.64%
Multiline Retail	0.61%
Multi-Utilities	0.77%
Oil, Gas & Consumable Fuels	2.64%
Paper & Forest Products	0.11%
Personal Products	0.30%
Pharmaceuticals	3.66%
Professional Services	0.64%
Real Estate Management & Development	0.23%
Road & Rail	1.28%
Semiconductors & Semiconductor Equipment	4.82%
Software	7.07%
Specialty Retail	2.79%
Technology Hardware, Storage & Peripherals	5.38%
Textiles, Apparel & Luxury Goods	0.90%
Thrifts & Mortgage Finance	0.37%
Tobacco	0.56%
Trading Companies & Distributors	0.68%
Transportation Infrastructure	0.01%
Water Utilities	0.19%
Wireless Telecommunication Services	0.22%
Preferred Stock	0.01%
Rights	0.00%
Money Market Fund	0.43%
Total Investments	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple	4.96%
Microsoft	4.11%
Amazon.com	3.04%
Facebook Class A	1.44%
Johnson & Johnson	1.14%
JPMorgan Chase & Co.	1.02%
Verizon Communications	1.02%
Intel	1.01%
Berkshire Hathaway Class B	0.88%
Visa Class A	0.86%
Total	19.48%

IT–Information Technology
LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.60%
Aerospace & Defense–1.80%
AAR	5,389	$ 111,391
†Aerojet Rocketdyne Holdings	7,418	294,050
†Aerovironment	2,215	176,380
†Astronics	2,505	26,453
†Astronics Class B	1,301	14,051
†Axon Enterprise	1,811	177,713
†Boeing	16,684	3,058,177
BWX Technologies	5,833	330,381
Cubic	3,909	187,749
Curtiss-Wright	4,750	424,080
†Ducommun	1,600	55,792
General Dynamics	10,719	1,602,062
HEICO	3,196	318,481
HEICO Class A	4,785	388,733
†Hexcel	10,095	456,496
†Howmet Aerospace	26,523	420,390
Huntington Ingalls Industries	4,327	755,018
Kaman	3,636	151,258
†Kratos Defense & Security Solutions	12,058	188,467
L3Harris Technologies	7,163	1,215,346
Lockheed Martin	10,448	3,812,684
†Mercury Systems	3,446	271,062
†Moog Class A	3,369	178,490
National Presto Industries	1,066	93,158
Northrop Grumman	6,923	2,128,407
Park Aerospace	2,423	26,992
Raytheon Technologies	56,406	3,475,738
Spirit AeroSystems Holdings Class A	8,350	199,899
†Teledyne Technologies	1,944	604,487
Textron	22,144	728,759
TransDigm Group	1,903	841,221
†Triumph Group	2,049	18,461
†Vectrus	2,921	143,509
		22,875,335
Air Freight & Logistics–0.65%
†Air Transport Services Group	10,584	235,706
†Atlas Air Worldwide Holdings	3,789	163,041
CH Robinson Worldwide	9,962	787,596
†Echo Global Logistics	6,655	143,881
Expeditors International of Washington	11,713	890,657
FedEx	11,277	1,581,261
Forward Air	4,082	203,365
†Hub Group Class A	4,075	195,029
United Parcel Service Class B	28,400	3,157,512
†XPO Logistics	12,314	951,256
		8,309,304
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.45%
†Alaska Air Group	15,098	$ 547,453
†Allegiant Travel	2,388	260,793
†American Airlines Group	20,094	262,629
†Copa Holdings Class A	4,120	208,307
†Delta Air Lines	49,080	1,376,694
†Hawaiian Holdings	6,305	88,522
†JetBlue Airways	33,203	361,913
†SkyWest	6,659	217,217
†Southwest Airlines	36,643	1,252,458
†Spirit Airlines	10,860	193,308
†United Airlines Holdings	26,032	900,967
		5,670,261
Auto Components–0.60%
†Adient	7,115	116,828
†American Axle & Manufacturing Holdings	21,651	164,548
Aptiv	19,393	1,511,103
†Autoliv	9,198	593,363
BorgWarner	22,273	786,237
Cooper Tire & Rubber	8,107	223,834
†Cooper-Standard Holdings	2,502	33,151
†Dana	23,970	292,194
†Delphi Technologies	6,922	98,362
†Dorman Products	3,454	231,660
†Fox Factory Holding	3,534	291,944
†Garrett Motion	3,608	19,988
Gentex	34,298	883,859
†Gentherm	4,875	189,637
†Goodyear Tire & Rubber	34,879	311,993
†Horizon Global	2,190	4,818
LCI Industries	3,863	444,168
†Lear	7,285	794,211
†Modine Manufacturing	8,303	45,833
†Motorcar Parts of America	2,029	35,852
†Standard Motor Products	2,906	119,727
†Stoneridge	3,532	72,971
†Superior Industries International	3,283	5,581
†Tenneco Class A	8,836	66,800
†Veoneer	7,240	77,396
†Visteon	3,380	231,530
		7,647,588
Automobiles–0.51%
†Ford Motor	245,440	1,492,275
†General Motors	85,499	2,163,125
Harley-Davidson	15,921	378,442
†Tesla	1,541	1,663,987
Thor Industries	4,199	447,319
Winnebago Industries	5,327	354,885
		6,500,033
LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks–4.83%
1st Source	3,376	$ 120,118
Allegiance Bancshares	1,697	43,087
Ameris Bancorp	8,107	191,244
Arrow Financial	484	14,389
Associated Banc-Corp	16,938	231,712
†Atlantic Capital Bancshares	2,200	26,752
Atlantic Union Bankshares	7,033	162,884
Banc of California	9,953	107,791
BancFirst	3,473	140,900
†Bancorp	11,149	109,260
BancorpSouth Bank	10,113	229,970
Bank of America	258,358	6,136,003
Bank of Hawaii	5,106	313,559
Bank of Marin Bancorp	800	26,664
Bank of NT Butterfield & Son	7,533	183,730
Bank OZK	13,694	321,398
BankUnited	12,210	247,253
Banner	5,972	226,936
Berkshire Hills Bancorp	5,646	62,219
BOK Financial	5,728	323,288
Boston Private Financial Holdings	14,301	98,391
Bridge Bancorp	2,824	64,500
Brookline Bancorp	16,250	163,800
Bryn Mawr Bank	3,680	101,789
Cadence BanCorp	17,046	151,028
Camden National	1,998	69,011
Capital City Bank Group	800	16,760
Cathay General Bancorp	8,683	228,363
CBTX	1,306	27,426
Central Pacific Financial	5,001	80,166
CIT Group	10,032	207,963
Citigroup	72,496	3,704,546
Citizens Financial Group	13,010	328,372
City Holding	2,841	185,148
CNB Financial	543	9,736
Columbia Banking System	8,265	234,271
Comerica	7,262	276,682
Commerce Bancshares	9,945	591,429
Community Bank System	5,191	295,991
Community Trust Bancorp	2,467	80,819
ConnectOne Bancorp	6,176	99,557
Cullen/Frost Bankers	4,148	309,897
†Customers Bancorp	3,657	43,957
CVB Financial	14,317	268,301
Dime Community Bancshares	6,872	94,353
Eagle Bancorp	5,654	185,169
East West Bancorp	11,093	402,010
Enterprise Financial Services	3,126	97,281
†Equity Bancshares Class A	1,380	24,067
FB Financial	5,315	131,653
Fifth Third Bancorp	43,651	841,591
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Financial Institutions	763	$ 14,199
First Bancorp (North Carolina)	4,235	106,214
First BanCorp (Puerto Rico)	32,583	182,139
First Bancshares	1,363	30,668
First Busey	9,536	177,846
First Citizens BancShares Class A	953	385,984
First Commonwealth Financial	14,092	116,682
First Community Bancshares	1,307	29,342
First Financial	880	32,419
First Financial Bancorp	11,350	157,652
First Financial Bankshares	8,922	257,757
First Foundation	5,112	83,530
First Hawaiian	5,650	97,406
First Horizon National	31,320	311,947
First Interstate BancSystem Class A	3,666	113,499
First Merchants	8,190	225,798
First Mid-Illinois Bancshares	773	20,276
First Midwest Bancorp	14,084	188,021
First of Long Island	1,772	28,954
First Republic Bank	7,689	814,957
Flushing Financial	4,876	56,172
FNB	32,839	246,293
Franklin Financial Network	1,323	34,067
Fulton Financial	20,249	213,222
German American Bancorp	3,237	100,671
Glacier Bancorp	7,273	256,664
Great Southern Bancorp	2,431	98,115
Great Western Bancorp	8,042	110,658
Hancock Whitney	9,517	201,760
Hanmi Financial	4,000	38,840
†Harborone Bancorp	3,325	28,396
Heartland Financial USA	6,250	209,000
Heritage Commerce	3,648	27,378
Heritage Financial	6,057	121,140
Hilltop Holdings	13,115	241,972
Home BancShares	18,464	283,976
HomeTrust Bancshares	901	14,416
Hope Bancorp	16,420	151,392
Horizon Bancorp	7,246	77,460
Huntington Bancshares	53,810	486,173
IBERIABANK	4,674	212,854
Independent Bank	5,643	260,057
Independent Bank Group	4,072	164,997
International Bancshares	10,063	322,217
Investors Bancorp	34,004	289,034
JPMorgan Chase & Co.	137,583	12,941,057
KeyCorp	30,881	376,131
Lakeland Bancorp	9,994	114,231
Lakeland Financial	2,847	132,642
Live Oak Bancshares	3,640	52,816

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
M&T Bank	4,902	$ 509,661
Mercantile Bank	1,436	32,454
Midland States Bancorp	1,400	20,930
MidWestOne Financial Group	600	12,000
National Bank Holdings Class A	5,083	137,241
NBT Bancorp	5,373	165,274
†Nicolet Bankshares	573	31,400
OceanFirst Financial	7,155	126,143
OFG Bancorp	8,163	109,139
Old National Bancorp	17,834	245,396
Origin Bancorp	1,679	36,938
Pacific Premier Bancorp	13,143	284,940
PacWest Bancorp	6,709	132,234
Park National	1,685	118,590
Peapack Gladstone Financial	2,958	55,403
Peoples Bancorp	3,493	74,331
People's United Financial	36,431	421,507
People's Utah Bancorp	300	6,741
Pinnacle Financial Partners	5,894	247,489
PNC Financial Services Group	14,174	1,491,247
Popular	10,058	373,856
Preferred Bank	1,509	64,661
Prosperity Bancshares	11,758	698,190
QCR Holdings	1,263	39,380
Regions Financial	53,899	599,357
Renasant	9,498	236,500
Republic Bancorp Class A	1,755	57,406
S&T Bancorp	4,286	100,507
Sandy Spring Bancorp	4,310	106,802
†Seacoast Banking Corp. of Florida	1,194	24,358
ServisFirst Bancshares	6,045	216,169
Sierra Bancorp	742	14,009
Signature Bank	3,723	398,063
Simmons First National Class A	12,660	216,613
South State	6,674	318,083
Southside Bancshares	5,011	138,905
Sterling Bancorp	21,051	246,718
Stock Yards Bancorp	2,112	84,902
†SVB Financial Group	4,198	904,795
Synovus Financial	18,621	382,289
TCF Financial	20,070	590,459
†Texas Capital Bancshares	5,756	177,688
Tompkins Financial	1,879	121,703
Towne Bank	9,443	177,906
TriCo Bancshares	4,228	128,743
†TriState Capital Holdings	3,540	55,613
†Triumph Bancorp	6,346	154,017
Truist Financial	41,774	1,568,614
Trustmark	10,322	253,095
UMB Financial	5,041	259,864
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Umpqua Holdings	21,855	$ 232,537
United Bankshares	15,676	433,598
United Community Banks	9,910	199,389
Univest Financial	5,030	81,184
US Bancorp	56,106	2,065,823
Valley National Bancorp	39,046	305,340
Veritex Holdings	959	16,974
Washington Trust Bancorp	3,228	105,717
Webster Financial	9,266	265,100
Wells Fargo & Co.	139,140	3,561,984
WesBanco	5,095	103,479
Westamerica Bancorporation	2,893	166,116
Western Alliance Bancorp	10,465	396,310
Wintrust Financial	5,764	251,426
Zions Bancorp	11,022	374,748
		61,400,323
Beverages–1.42%
†Boston Beer Class A	1,066	572,069
Brown-Forman Class A	1,046	60,218
Brown-Forman Class B	14,939	951,017
Coca-Cola	136,799	6,112,179
Coca-Cola Consolidated	1,022	234,232
Constellation Brands Class A	4,545	795,148
Keurig Dr Pepper	10,927	310,327
MGP Ingredients	1,497	54,947
†Molson Coors Beverage Class B	12,854	441,663
†Monster Beverage	12,489	865,738
†National Beverage	1,899	115,877
PepsiCo	57,262	7,573,472
		18,086,887
Biotechnology–2.43%
AbbVie	57,415	5,637,005
†ACADIA Pharmaceuticals	2,300	111,481
†Acorda Therapeutics	7,762	5,702
†Adverum Biotechnologies	10,775	224,982
†Agios Pharmaceuticals	1,832	97,975
†Akebia Therapeutics	7,400	100,492
†Alexion Pharmaceuticals	9,808	1,100,850
†Alkermes	3,336	64,735
†Alnylam Pharmaceuticals	2,227	329,841
Amgen	25,518	6,018,676
†Amicus Therapeutics	4,200	63,336
†AnaptysBio	2,400	53,616
†Anika Therapeutics	1,937	73,083
†Arena Pharmaceuticals	3,770	237,322
†Atara Biotherapeutics	3,839	55,934
†Biogen	8,809	2,356,848
†BioMarin Pharmaceutical	3,163	390,124
†Bluebird Bio	4,185	255,452
†Concert Pharmaceuticals	4,505	44,825
†CRISPR Therapeutics	2,111	155,137

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Deciphera Pharmaceuticals	4,014	$ 239,716
†Denali Therapeutics	4,195	101,435
†Eagle Pharmaceuticals	1,957	93,897
†Emergent BioSolutions	5,759	455,422
†Enanta Pharmaceuticals	2,114	106,144
†Epizyme	4,841	77,746
†Exact Sciences	3,427	297,943
†Exelixis	20,982	498,113
†FibroGen	2,296	93,057
†Five Prime Therapeutics	4,086	24,925
†G1 Therapeutics	4,800	116,448
Gilead Sciences	52,064	4,005,804
†Global Blood Therapeutics	5,962	376,381
†GlycoMimetics	1,315	4,944
†Halozyme Therapeutics	3,033	81,315
†Incyte	2,788	289,868
†Intellia Therapeutics	2,940	61,799
†Ionis Pharmaceuticals	3,545	209,013
†Karyopharm Therapeutics	4,951	93,772
†Kura Oncology	3,841	62,608
†Ligand Pharmaceuticals	1,549	173,256
†MacroGenics	6,645	185,528
†Madrigal Pharmaceuticals	765	86,636
†Momenta Pharmaceuticals	5,261	175,033
†Myriad Genetics	6,072	68,857
†Neurocrine Biosciences	2,841	346,602
†ObsEva	1,100	6,479
†OPKO Health	26,983	92,012
†PDL BioPharma	21,857	63,604
†Prothena	2,660	27,824
†Regeneron Pharmaceuticals	2,460	1,534,179
†REGENXBIO	4,574	168,460
†Retrophin	4,405	89,906
†Rhythm Pharmaceuticals	631	14,071
†Rocket Pharmaceuticals	4,200	87,906
†Sage Therapeutics	900	37,422
†Sangamo Therapeutics	13,158	117,896
†Sarepta Therapeutics	2,381	381,770
†Seattle Genetics	3,269	555,469
†Spectrum Pharmaceuticals	5,200	17,576
†Ultragenyx Pharmaceutical	1,249	97,697
†United Therapeutics	5,963	721,523
†Vanda Pharmaceuticals	5,302	60,655
†Vertex Pharmaceuticals	3,259	946,120
†Xencor	5,219	169,043
		30,893,290
Building Products–0.89%
AAON	5,498	298,486
Advanced Drainage Systems	7,020	346,788
Allegion	4,973	508,340
†American Woodmark	2,433	184,056
AO Smith	10,077	474,828
Apogee Enterprises	3,439	79,235
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
†Armstrong Flooring	3,796	$ 11,350
Armstrong World Industries	4,709	367,114
†Builders FirstSource	19,637	406,486
Carrier Global	37,888	841,871
†Cornerstone Building Brands	8,244	49,959
CSW Industrials	1,989	137,460
Fortune Brands Home & Security	12,787	817,473
†Gibraltar Industries	3,900	187,239
Griffon	7,849	145,363
Insteel Industries	1,756	33,487
†JELD-WEN Holding	13,799	222,302
Johnson Controls International	30,061	1,026,283
Lennox International	1,939	451,768
Masco	14,194	712,681
†Masonite International	3,980	309,564
Owens Corning	12,082	673,692
Patrick Industries	4,000	245,000
†PGT Innovations	8,191	128,435
Quanex Building Products	4,360	60,517
†Resideo Technologies	14,386	168,604
Simpson Manufacturing	4,772	402,566
Trane Technologies	12,505	1,112,695
†Trex	4,005	520,930
UFP Industries	7,985	395,337
		11,319,909
Capital Markets–2.94%
Affiliated Managers Group	4,373	326,051
Ameriprise Financial	9,788	1,468,592
Ares Management Class A	5,059	200,842
Artisan Partners Asset Management Class A	3,789	123,142
Bank of New York Mellon	34,671	1,340,034
BGC Partners Class A	30,856	84,545
BlackRock	3,395	1,847,186
Blackstone Group Class A	5,713	323,699
†Blucora	5,281	60,309
†Brightsphere Investment Group	6,371	79,383
Cboe Global Markets	6,135	572,273
Charles Schwab	30,396	1,025,561
CME Group	6,950	1,129,653
Cohen & Steers	4,673	317,998
Diamond Hill Investment Group	786	89,345
†Donnelley Financial Solutions	6,570	55,188
E*TRADE Financial	15,622	776,882
Eaton Vance	9,530	367,858
Evercore Class A	5,155	303,733
FactSet Research Systems	2,282	749,569
Federated Hermes	13,518	320,377

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Franklin Resources	21,524	$ 451,358
GAIN Capital Holdings	5,501	33,116
Goldman Sachs Group	11,513	2,275,199
Greenhill & Co.	3,574	35,704
Hamilton Lane Class A	2,290	154,277
Houlihan Lokey	2,921	162,524
Interactive Brokers Group Class A	9,949	415,570
Intercontinental Exchange	15,452	1,415,403
Invesco	22,723	244,499
Janus Henderson Group	11,212	237,246
KKR & Co Class A	24,658	761,439
Lazard Class A	6,961	199,293
Legg Mason	11,109	552,673
LPL Financial Holdings	9,695	760,088
MarketAxess Holdings	1,677	840,043
Moelis & Co. Class A	4,279	133,334
Moody's	6,784	1,863,768
Morgan Stanley	56,694	2,738,320
Morningstar	4,929	694,841
MSCI	4,222	1,409,388
Nasdaq	10,110	1,207,842
Northern Trust	9,018	715,488
Oppenheimer Holdings Class A	566	12,333
Piper Sandler	2,718	160,797
PJT Partners Class A	2,208	113,359
Raymond James Financial	9,843	677,494
S&P Global	8,298	2,734,025
SEI Investments	11,025	606,154
State Street	13,505	858,243
Stifel Financial	7,513	356,342
Stonex Group	1,728	95,040
T. Rowe Price Group	10,503	1,297,120
TD Ameritrade Holding	24,885	905,316
Tradeweb Markets Class A	1,300	75,582
Virtu Financial Class A	8,744	206,358
Virtus Investment Partners	817	95,009
Waddell & Reed Financial Class A	15,478	240,064
†Westwood Holdings Group	147	2,315
WisdomTree Investments	27,823	96,546
		37,395,730
Chemicals–2.13%
†AdvanSix	4,807	56,434
Air Products & Chemicals	5,258	1,269,597
Albemarle	7,489	578,226
†American Vanguard	3,629	49,935
Ashland Global Holdings	4,435	306,458
†Axalta Coating Systems	21,171	477,406
Balchem	2,885	273,671
Cabot	7,734	286,545
Celanese	9,212	795,364
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
CF Industries Holdings	16,135	$ 454,039
Chase	1,120	114,800
Chemours	8,853	135,893
†Corteva	33,747	904,082
†Dow	33,982	1,385,106
DuPont de Nemours	22,736	1,207,964
Eastman Chemical	11,796	821,473
Ecolab	9,204	1,831,136
†Element Solutions	32,886	356,813
†Ferro	13,661	163,112
FMC	5,909	588,655
FutureFuel	4,566	54,564
†GCP Applied Technologies	5,509	102,357
Hawkins	819	34,873
HB Fuller	5,745	256,227
Huntsman	27,463	493,510
†Ingevity	4,179	219,690
Innospec	3,098	239,320
International Flavors & Fragrances	4,658	570,419
†Intrepid Potash	6,128	6,067
†Koppers Holdings	1,784	33,611
†Kraton	6,560	113,357
Kronos Worldwide	11,671	121,495
Linde	14,277	3,028,294
†Livent	5,526	34,040
†LSB Industries	2,575	2,987
LyondellBasell Industries Class A	25,022	1,644,446
Minerals Technologies	4,368	204,990
Mosaic	18,114	226,606
NewMarket	1,227	491,389
Olin	18,769	215,656
PolyOne	9,434	247,454
PPG Industries	14,406	1,527,900
†PQ Group Holdings	2,891	38,277
†Rayonier Advanced Materials	10,113	28,417
RPM International	7,154	536,979
Scotts Miracle-Gro	6,508	875,131
Sensient Technologies	4,926	256,940
Sherwin-Williams	3,469	2,004,562
Stepan	2,727	264,792
†Trecora Resources	1,810	11,349
Tredegar	3,092	47,617
Trinseo	7,005	155,231
†Tronox Holdings Class A	12,136	87,622
Valvoline	15,826	305,917
†Venator Materials	6,100	10,919
W R Grace & Co.	5,509	279,912
Westlake Chemical	5,165	277,102
		27,106,728
Commercial Services & Supplies–0.99%
ABM Industries	8,999	326,664

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
ACCO Brands	15,297	$ 108,609
ADT	31,421	250,740
†Advanced Disposal Services	9,285	280,128
†ARC Document Solutions	6,046	6,046
Brady Class A	5,320	249,082
Brink's	3,096	140,899
†Casella Waste Systems Class A	2,209	115,133
†Cimpress	3,169	241,921
Cintas	4,388	1,168,788
†Clean Harbors	6,114	366,718
†Copart	14,324	1,192,760
Covanta Holding	13,922	133,512
Deluxe	5,890	138,651
Ennis	3,323	60,279
†Harsco	9,121	123,225
Healthcare Services Group	2,712	66,336
†Heritage-Crystal Clean	1,138	19,869
†Herman Miller	8,070	190,533
HNI	6,100	186,477
†IAA	12,184	469,937
Interface	8,682	70,671
†KAR Auction Services	13,984	192,420
Kimball International Class B	4,901	56,656
Knoll	7,864	95,862
Matthews International Class A	4,904	93,666
McGrath RentCorp	3,569	192,762
Mobile Mini	5,916	174,522
MSA Safety	1,744	199,583
†PICO Holdings	2,699	22,753
Pitney Bowes	23,939	62,241
Quad/Graphics	5,244	17,043
Republic Services	16,748	1,374,173
Rollins	14,223	602,913
†SP Plus	3,002	62,171
Steelcase Class A	12,090	145,805
†Stericycle	7,107	397,850
†Team	2,683	14,944
Tetra Tech	6,217	491,889
UniFirst	1,742	311,731
†US Ecology	3,069	103,978
†Viad	2,959	56,280
VSE	600	18,834
Waste Management	18,894	2,001,064
		12,596,118
Communications Equipment–1.05%
†Acacia Communications	5,992	402,602
ADTRAN	6,434	70,324
†Applied Optoelectronics	2,558	27,805
†Arista Networks	2,186	459,126
†CalAmp	2,806	22,476
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Calix	3,340	$ 49,766
†Ciena	14,673	794,690
Cisco Systems	153,382	7,153,737
†CommScope Holding	14,905	124,159
Comtech Telecommunications	2,467	41,668
†EchoStar Class A	4,326	120,955
†F5 Networks	5,272	735,339
†Harmonic	15,891	75,482
†Infinera	28,262	167,311
InterDigital	3,332	188,691
Juniper Networks	22,261	508,886
†Lumentum Holdings	5,089	414,397
Motorola Solutions	5,314	744,651
†NETGEAR	5,991	155,107
†NetScout Systems	10,443	266,923
†Plantronics	2,534	37,199
†Ribbon Communications	7,554	29,687
Ubiquiti	2,090	364,830
†ViaSat	4,826	185,174
†Viavi Solutions	21,760	277,222
		13,418,207
Construction & Engineering–0.38%
†AECOM	15,765	592,449
†Aegion	4,365	69,273
†Ameresco Class A	500	13,890
Arcosa	4,724	199,353
Argan	2,865	135,744
Comfort Systems USA	5,275	214,956
†Construction Partners Class A	3,231	57,383
†Dycom Industries	5,163	211,115
EMCOR Group	6,939	458,945
†Fluor	6,492	78,423
Granite Construction	5,660	108,332
†Great Lakes Dredge & Dock	10,783	99,851
Jacobs Engineering Group	6,624	561,715
†MasTec	10,781	483,743
†MYR Group	2,986	95,283
†NV5 Global	1,900	96,577
Primoris Services	10,014	177,849
Quanta Services	15,156	594,570
†Sterling Construction	6,125	64,129
†Tutor Perini	7,043	85,784
Valmont Industries	2,153	244,624
†Willscot	14,729	181,019
		4,825,007
Construction Materials–0.15%
†Eagle Materials	4,281	300,612
Martin Marietta Materials	3,480	718,863
†Summit Materials Class A	14,078	226,374
†U.S. Concrete	2,396	59,421

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials (continued)
Vulcan Materials	5,108	$ 591,762
		1,897,032
Consumer Finance–0.83%
Ally Financial	26,793	531,305
American Express	29,443	2,802,974
Capital One Financial	16,713	1,046,067
†Credit Acceptance	2,022	847,238
Discover Financial Services	25,340	1,269,281
†Encore Capital Group	5,079	173,600
†Enova International	5,850	86,989
†EZCORP Class A	6,690	42,147
FirstCash	5,361	361,760
†Green Dot Class A	5,819	285,596
†LendingClub	14,756	67,140
†LendingTree	922	266,947
Navient	31,863	223,997
Nelnet Class A	4,320	206,237
OneMain Holdings	11,443	280,811
†PRA Group	6,942	268,378
Santander Consumer USA Holdings	29,973	551,803
SLM	54,985	386,545
Synchrony Financial	38,150	845,404
†World Acceptance	1,118	73,251
		10,617,470
Containers & Packaging–0.75%
†Amcor	57,359	585,635
AptarGroup	7,771	870,197
Avery Dennison	6,517	743,525
Ball	20,112	1,397,583
†Berry Global Group	13,968	619,062
†Crown Holdings	7,001	455,975
Graphic Packaging Holding	37,740	527,983
Greif Class A	4,106	141,287
Greif Class B	502	20,999
International Paper	29,945	1,054,363
Myers Industries	2,920	42,486
†O-I Glass	23,503	211,057
Packaging Corp. of America	8,291	827,442
Sealed Air	10,093	331,555
Silgan Holdings	17,467	565,756
Sonoco Products	12,990	679,247
WestRock	16,116	455,438
		9,529,590
Distributors–0.19%
Core-Mark Holding	5,228	130,464
Genuine Parts	11,206	974,474
†LKQ	23,450	614,390
Pool	2,654	721,543
		2,440,871
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.31%
†Adtalem Global Education	6,422	$ 200,045
†American Public Education	2,213	65,505
†Bright Horizons Family Solutions	3,064	359,101
Carriage Services	2,326	42,147
†Chegg	2,936	197,475
†frontdoor	5,297	234,816
Graham Holdings Class B	553	189,497
†Grand Canyon Education	5,229	473,381
H&R Block	14,858	212,172
†Houghton Mifflin Harcourt	18,319	33,157
†K12	6,889	187,656
†Laureate Education Class A	1,100	10,962
†Perdoceo Education	7,863	125,258
†Regis	4,006	32,769
Service Corp. International	16,855	655,491
†ServiceMaster Global Holdings	10,594	378,100
Strategic Education	2,304	354,010
†WW International	6,119	155,300
		3,906,842
Diversified Financial Services–1.00%
†Berkshire Hathaway Class B	62,375	11,134,561
†Cannae Holdings	9,850	404,835
Equitable Holdings	26,119	503,836
Jefferies Financial Group	16,565	257,586
†On Deck Capital	9,786	7,031
Voya Financial	8,511	397,038
		12,704,887
Diversified Telecommunication Services–2.06%
†Anterix	2,400	108,816
AT&T	326,753	9,877,743
ATN International	2,414	146,216
CenturyLink	109,049	1,093,762
†Cincinnati Bell	5,095	75,661
Cogent Communications Holdings	5,986	463,077
†Consolidated Communications Holdings	10,085	68,276
†GCI Liberty Class A	11,489	817,098
†IDT Class B	3,397	22,182
†Iridium Communications	10,976	279,229
†Liberty Latin America Class C	6,555	61,879
†ORBCOMM	9,336	35,944
Verizon Communications	234,557	12,931,127
†Vonage Holdings	17,773	178,796
		26,159,806
Electric Utilities–1.49%
ALLETE	4,494	245,417
Alliant Energy	10,808	517,055

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
American Electric Power	15,610	$ 1,243,180
Avangrid	2,641	110,869
Duke Energy	22,164	1,770,682
Edison International	12,899	700,545
El Paso Electric	4,644	311,148
Entergy	5,703	534,998
Evergy	10,740	636,775
Eversource Energy	11,554	962,102
Exelon	31,038	1,126,369
FirstEnergy	22,090	856,650
Hawaiian Electric Industries	8,248	297,423
IDACORP	3,906	341,267
MGE Energy	3,422	220,753
NextEra Energy	15,170	3,643,379
NRG Energy	10,253	333,838
OGE Energy	8,515	258,515
Otter Tail	4,368	169,435
†PG&E	11,609	102,972
Pinnacle West Capital	5,231	383,380
PNM Resources	8,002	307,597
Portland General Electric	7,726	323,024
PPL	26,960	696,646
Southern	32,677	1,694,302
Xcel Energy	17,587	1,099,188
		18,887,509
Electrical Equipment–0.75%
Acuity Brands	2,185	209,192
Allied Motion Technologies	1,708	60,292
AMETEK	12,878	1,150,907
†Atkore International Group	4,968	135,875
AZZ	3,479	119,399
Eaton	14,735	1,289,018
Emerson Electric	25,378	1,574,197
Encore Wire	3,665	178,925
EnerSys	4,508	290,225
†Generac Holdings	8,088	986,170
GrafTech International	5,319	42,446
Hubbell	5,553	696,124
nVent Electric	8,024	150,290
Powell Industries	1,827	50,042
Regal Beloit	4,821	420,970
Rockwell Automation	6,322	1,346,586
†Sensata Technologies Holding	13,114	488,234
†Sunrun	10,540	207,849
†Thermon Group Holdings	3,728	54,317
†TPI Composites	2,950	68,941
		9,519,999
Electronic Equipment, Instruments & Components–1.36%
Amphenol Class A	12,241	1,172,810
†Arlo Technologies	6,220	16,048
†Arrow Electronics	8,159	560,442
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Avnet	8,965	$ 249,989
Badger Meter	2,792	175,673
Belden	4,758	154,873
Benchmark Electronics	4,152	89,683
CDW	8,592	998,219
Cognex	7,440	444,317
†Coherent	2,520	330,070
Corning	42,464	1,099,818
CTS	4,313	86,433
†Daktronics	5,746	24,995
Dolby Laboratories Class A	6,088	401,017
†ePlus	1,636	115,632
†Fabrinet	3,550	221,591
†FARO Technologies	3,076	164,874
†Fitbit Class A	29,379	189,788
†Flex	43,138	442,164
FLIR Systems	8,536	346,305
†Insight Enterprises	3,932	193,454
†IPG Photonics	3,916	628,087
†Itron	4,788	317,205
Jabil	22,934	735,723
†Keysight Technologies	9,796	987,241
†Knowles	12,189	186,004
Littelfuse	2,042	348,426
Methode Electronics	4,593	143,577
†MTS Systems	3,814	67,088
National Instruments	10,428	403,668
†Novanta	3,392	362,164
†OSI Systems	2,092	156,147
PC Connection	3,183	147,564
†Plexus	3,674	259,237
†Rogers	1,971	245,587
†Sanmina	10,665	267,052
†ScanSource	4,669	112,476
†SYNNEX	6,774	811,322
TE Connectivity	15,699	1,280,253
=†Tech Data	4,231	613,495
†Trimble	10,697	462,003
†TTM Technologies	12,750	151,215
Vishay Intertechnology	18,141	277,013
†Zebra Technologies Class A	3,264	835,421
		17,276,163
Energy Equipment & Services–0.31%
Archrock	16,319	105,910
Baker Hughes	32,463	499,606
†Bristow Group	670	9,333
Cactus Class A	3,339	68,884
†ChampionX	17,282	168,672
Core Laboratories	3,764	76,484
†DMC Global	1,792	49,459
†Dril-Quip	5,598	166,764
†Exterran	5,755	31,019
†Forum Energy Technologies	11,621	6,137

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Frank's International	24,705	$ 55,092
Halliburton	50,444	654,763
†Helix Energy Solutions Group	20,202	70,101
Helmerich & Payne	7,597	148,217
†KLX Energy Services Holdings	2,584	5,556
†Liberty Oilfield Services Class A	5,955	32,633
†Mammoth Energy Services	3,494	4,123
†Matrix Service	3,017	29,325
†Nabors Industries	845	31,282
†National Oilwell Varco	21,887	268,116
†Newpark Resources	12,083	26,945
†NexTier Oilfield Solutions	35,104	86,005
†Noble	26,081	8,375
†Oceaneering International	12,328	78,776
†Oil States International	6,670	31,683
Patterson-UTI Energy	16,123	55,947
†ProPetro Holding	10,570	54,330
†RPC	14,752	45,436
Schlumberger	35,681	656,174
†SEACOR Holdings	2,936	83,148
†SEACOR Marine Holdings	2,951	7,525
†Select Energy Services Class A	17,227	84,412
TechnipFMC	20,805	142,306
†TETRA Technologies	6,536	3,494
†Tidewater	1,101	6,155
†Transocean	38,916	71,216
†U.S. Silica Holdings	11,361	41,013
		3,964,416
Entertainment–1.05%
Activision Blizzard	15,960	1,211,364
†AMC Entertainment Holdings Class A	11,700	50,193
†Cinemark Holdings	15,721	181,578
†Electronic Arts	8,451	1,115,955
†IMAX	7,496	84,030
†Liberty Media-Liberty Braves Class A	594	11,928
†Liberty Media-Liberty Braves Class C	1,227	24,221
†Liberty Media-Liberty Formula One Class A	1,485	43,332
†Liberty Media-Liberty Formula One Class C	12,961	410,993
†Lions Gate Entertainment Class A	5,974	44,267
†Lions Gate Entertainment Class B	12,124	82,807
†Live Nation Entertainment	10,952	485,502
†Madison Square Garden Entertainment	1,945	145,875
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Marcus	3,838	$ 50,930
†Netflix	6,481	2,949,114
†Reading International Class A	489	2,078
†Take-Two Interactive Software	3,820	533,157
†Walt Disney	44,727	4,987,508
World Wrestling Entertainment Class A	3,541	153,857
†Zynga Class A	82,444	786,516
		13,355,205
Food & Staples Retailing–1.41%
Andersons	4,370	60,131
†BJ's Wholesale Club Holdings	10,299	383,844
Casey's General Stores	3,835	573,409
†Chefs' Warehouse	2,580	35,036
Costco Wholesale	14,573	4,418,679
Ingles Markets Class A	2,345	100,999
Kroger	63,015	2,133,058
Natural Grocers by Vitamin Cottage	3,652	54,342
†Performance Food Group	10,338	301,249
PriceSmart	3,845	231,969
†Rite Aid	5,316	90,691
SpartanNash	5,888	125,120
†Sprouts Farmers Market	14,602	373,665
Sysco	23,187	1,267,402
†U.S. Foods Holding	16,963	334,510
†United Natural Foods	6,297	114,668
Village Super Market Class A	618	17,131
Walgreens Boots Alliance	30,562	1,295,523
Walmart	49,239	5,897,848
Weis Markets	3,330	166,900
		17,976,174
Food Products–1.39%
Alico	234	7,291
Archer-Daniels-Midland	23,598	941,560
B&G Foods	9,162	223,370
Bunge	11,898	489,365
Calavo Growers	1,666	104,808
†Cal-Maine Foods	5,325	236,856
Campbell Soup	13,392	664,645
Conagra Brands	24,666	867,503
†Darling Ingredients	17,849	439,442
†Dean Foods	10,300	823
†Farmer Bros	400	2,936
Flowers Foods	21,330	476,939
Fresh Del Monte Produce	6,313	155,426
General Mills	23,607	1,455,372
†Hain Celestial Group	9,937	313,115
Hershey	6,995	906,692
Hormel Foods	20,921	1,009,857

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Hostess Brands	17,011	$ 207,874
Ingredion	8,589	712,887
J & J Snack Foods	1,777	225,910
JM Smucker	5,519	583,965
John B Sanfilippo & Son	748	63,827
Kellogg	12,773	843,784
Kraft Heinz	17,183	547,966
Lamb Weston Holdings	5,100	326,043
Lancaster Colony	2,661	412,428
†Landec	1,935	15,403
McCormick & Co Non-Voting Shares	6,613	1,186,438
Mondelez International Class A	29,450	1,505,779
†Pilgrim's Pride	10,200	172,278
†Post Holdings	10,059	881,370
Sanderson Farms	2,838	328,896
Seaboard	14	41,073
†Simply Good Foods	7,603	141,264
†TreeHouse Foods	7,423	325,127
Tyson Foods Class A	15,376	918,101
		17,736,413
Gas Utilities–0.24%
Atmos Energy	5,568	554,461
Chesapeake Utilities	1,638	137,592
National Fuel Gas	8,672	363,617
New Jersey Resources	8,468	276,480
Northwest Natural Holding	3,733	208,264
ONE Gas	4,994	384,788
South Jersey Industries	7,029	175,655
Southwest Gas Holdings	4,816	332,545
Spire	4,636	304,632
UGI	11,119	353,584
		3,091,618
Health Care Equipment & Supplies–2.53%
Abbott Laboratories	34,339	3,139,615
†ABIOMED	1,827	441,330
†Align Technology	3,312	908,945
†AngioDynamics	5,678	57,745
Atrion	226	143,964
†Avanos Medical	7,052	207,258
Baxter International	12,140	1,045,254
Becton Dickinson & Co.	5,266	1,259,996
†Boston Scientific	19,203	674,217
†Cantel Medical	4,304	190,366
CONMED	3,108	223,745
Cooper	2,378	674,496
†CryoLife	4,470	85,690
Danaher	11,681	2,065,551
DENTSPLY SIRONA	9,397	414,032
†DexCom	1,908	773,503
†Edwards Lifesciences	16,134	1,115,021
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Envista Holdings	5,087	$ 107,285
†Globus Medical Class A	6,424	306,489
†Haemonetics	5,016	449,233
†Heska	496	46,212
Hill-Rom Holdings	5,864	643,750
†Hologic	17,605	1,003,485
†ICU Medical	1,303	240,156
†IDEXX Laboratories	4,918	1,623,727
†Inogen	1,392	49,444
†Insulet	1,200	233,112
†Integer Holdings	3,432	250,708
†Integra LifeSciences Holdings	6,337	297,776
†Intuitive Surgical	2,606	1,484,977
†Invacare	4,463	28,429
†Lantheus Holdings	4,262	60,947
†LivaNova	3,945	189,873
†Masimo	2,348	535,321
Medtronic	27,945	2,562,556
†Meridian Bioscience	6,320	147,193
†Merit Medical Systems	5,462	249,340
Mesa Laboratories	100	21,680
†Natus Medical	5,448	118,875
†Neogen	3,458	268,341
†Novocure	1,324	78,513
†NuVasive	4,122	229,431
†OraSure Technologies	3,636	42,287
†Orthofix Medical	3,349	107,168
†Penumbra	719	128,572
†Quidel	3,344	748,187
ResMed	6,829	1,311,168
†RTI Surgical Holdings	7,962	25,319
†SeaSpine Holdings	1,244	13,025
STERIS	3,834	588,289
Stryker	8,165	1,471,251
†Surmodics	1,196	51,715
Teleflex	1,582	575,816
†Varex Imaging	4,849	73,462
†Varian Medical Systems	4,593	562,734
West Pharmaceutical Services	3,226	732,850
†Wright Medical Group	5,622	167,086
Zimmer Biomet Holdings	7,644	912,388
		32,158,898
Health Care Providers & Services–2.99%
†Acadia Healthcare	9,522	239,193
†Addus HomeCare	1,963	181,695
†Amedisys	2,782	552,338
AmerisourceBergen	8,255	831,856
†AMN Healthcare Services	5,945	268,952
Anthem	9,169	2,411,264
†BioTelemetry	1,479	66,836
†Brookdale Senior Living	25,409	74,957

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Capital Senior Living	3,628	$ 2,576
Cardinal Health	17,536	915,204
†Centene	22,447	1,426,507
Chemed	1,704	768,623
Cigna	19,222	3,607,008
†Community Health Systems	21,088	63,475
†CorVel	2,963	210,047
†Covetrus	3,735	66,819
†Cross Country Healthcare	2,295	14,137
CVS Health	49,828	3,237,325
†DaVita	13,745	1,087,779
Encompass Health	10,482	649,150
Ensign Group	7,140	298,809
†Enzo Biochem	4,600	10,304
†Guardant Health	1,357	110,094
†Hanger	4,881	80,829
†HCA Healthcare	10,605	1,029,321
†Henry Schein	9,338	545,246
Humana	5,747	2,228,399
†Laboratory Corp of America Holdings	6,570	1,091,343
†LHC Group	3,706	646,030
†Magellan Health	4,141	302,210
McKesson	9,569	1,468,076
†MEDNAX	8,411	143,828
†Molina Healthcare	4,978	885,985
National HealthCare	2,324	147,435
Owens & Minor	8,370	63,779
Patterson	12,944	284,768
†Pennant Group	3,570	80,682
†PetIQ	1,604	55,883
†Premier Class A	5,449	186,792
†Providence Service	1,930	152,296
Quest Diagnostics	9,431	1,074,757
†Select Medical Holdings	20,300	299,019
†Surgery Partners	5,182	59,956
†Tenet Healthcare	15,569	281,955
†Triple-S Management Class B	3,286	62,500
†U.S. Physical Therapy	1,600	129,632
UnitedHealth Group	30,136	8,888,613
†Universal Health Services Class B	7,691	714,417
		37,998,699
Health Care Technology–0.27%
†Allscripts Healthcare Solutions	29,962	202,843
Cerner	16,845	1,154,725
†Change Healthcare	19,006	212,867
Computer Programs and Systems	971	22,129
†Evolent Health Class A	10,070	71,698
†HealthStream	2,606	57,671
†HMS Holdings	8,554	277,064
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†NextGen Healthcare	11,562	$ 126,951
†Omnicell	3,102	219,063
†Teladoc Health	1,027	195,993
†Veeva Systems Class A	3,877	908,846
		3,449,850
Hotels, Restaurants & Leisure–1.79%
Aramark	21,338	481,599
†BBX Capital	2,645	6,718
†Biglari Holdings Class B	1	69
†BJ's Restaurants	3,790	79,363
†Bloomin' Brands	7,503	79,982
†Boyd Gaming	3,668	76,661
†Brinker International	4,484	107,616
†Caesars Entertainment	3,390	41,121
†Carnival	15,759	258,763
†Carrols Restaurant Group	5,537	26,799
†Cheesecake Factory	6,977	159,913
†Chipotle Mexican Grill	805	847,150
†Choice Hotels International	4,504	355,366
Churchill Downs	3,693	491,723
†Chuy's Holdings	1,400	20,832
Cracker Barrel Old Country Store	2,543	282,044
†Darden Restaurants	10,047	761,261
†Dave & Buster's Entertainment	4,590	61,185
†Denny's	10,416	105,202
†Dine Brands Global	2,527	106,387
Domino's Pizza	1,573	581,129
Dunkin' Brands Group	6,703	437,237
†El Pollo Loco Holdings	3,990	58,892
†Eldorado Resorts	4,680	187,481
†Fiesta Restaurant Group	2,409	15,369
†Hilton Grand Vacations	6,174	120,702
†Hilton Worldwide Holdings	10,382	762,558
†Hyatt Hotels Class A	2,033	102,239
International Game Technology	10,873	96,770
†Jack in the Box	1,951	144,550
†Las Vegas Sands	18,905	860,934
Marriott International Class A	9,978	855,414
†Marriott Vacations Worldwide	5,494	451,662
McDonald's	24,037	4,434,105
MGM Resorts International	16,524	277,603
†Norwegian Cruise Line Holdings	13,242	217,566
Papa John's International	4,299	341,383
†Penn National Gaming	9,276	283,289
†Planet Fitness Class A	7,347	445,008
†Playa Hotels & Resorts	2,978	10,780
†Red Robin Gourmet Burgers	2,551	26,020
†Red Rock Resorts Class A	8,254	90,051

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Royal Caribbean Cruises	7,160	$ 360,148
†Ruth's Hospitality Group	5,354	43,689
†Scientific Games Class A	7,878	121,794
†SeaWorld Entertainment	7,588	112,378
†Six Flags Entertainment	7,468	143,460
Starbucks	41,306	3,039,708
†Texas Roadhouse	8,189	430,496
Vail Resorts	2,220	404,373
Wendy's	24,319	529,668
Wingstop	3,463	481,253
Wyndham Destinations	8,697	245,081
Wyndham Hotels & Resorts	8,697	370,666
†Wynn Resorts	4,446	331,182
Yum! Brands	10,780	936,890
		22,701,282
Household Durables–1.00%
†Beazer Homes USA	1,618	16,293
†Cavco Industries	1,360	262,276
†Century Communities	7,213	221,151
DR Horton	23,627	1,310,117
†Ethan Allen Interiors	3,617	42,789
Flexsteel Industries	262	3,309
Garmin	9,898	965,055
†GoPro Class A	2,300	10,948
†Green Brick Partners	1,200	14,220
Hamilton Beach Brands Holding Class A	400	4,760
†Helen of Troy	2,994	564,549
Hooker Furniture	1,803	35,068
†Installed Building Products	2,299	158,125
†iRobot	1,300	109,070
KB Home	11,824	362,760
†La-Z-Boy	5,162	139,684
Leggett & Platt	12,560	441,484
Lennar Class A	14,448	890,286
Lennar Class B	513	23,644
†LGI Homes	2,369	208,543
†M/I Homes	4,399	151,502
MDC Holdings	9,936	354,715
†Meritage Homes	6,285	478,414
†Mohawk Industries	5,321	541,465
Newell Brands	34,587	549,242
†NVR	306	997,177
PulteGroup	25,143	855,616
†Skyline Champion	8,581	208,862
†Taylor Morrison Home	14,682	283,216
†Tempur Sealy International	4,566	328,524
Toll Brothers	11,620	378,696
†TopBuild	5,277	600,364
†TRI Pointe Group	21,489	315,673
†Tupperware Brands	6,114	29,041
†Universal Electronics	1,276	59,742
Whirlpool	6,418	831,324
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†ZAGG	1,799	$ 5,649
		12,753,353
Household Products–1.32%
†Central Garden & Pet Class A	5,487	185,406
Church & Dwight	11,426	883,230
Clorox	7,250	1,590,433
Colgate-Palmolive	26,669	1,953,771
Energizer Holdings	1,901	90,278
Kimberly-Clark	12,390	1,751,326
Procter & Gamble	81,211	9,710,399
Spectrum Brands Holdings	7,357	337,686
WD-40	1,225	242,918
		16,745,447
Independent Power and Renewable Electricity Producers–0.18%
AES	32,060	464,549
Atlantica Sustainable Infrastructure	13,420	390,522
Clearway Energy Class A	4,200	88,074
Clearway Energy Class C	7,003	161,489
Ormat Technologies	5,007	317,894
TerraForm Power Class A	11,790	217,408
Vistra Energy	34,333	639,281
		2,279,217
Industrial Conglomerates–0.85%
3M	27,842	4,343,073
Carlisle	5,516	660,100
General Electric	177,049	1,209,245
Honeywell International	24,210	3,500,524
Raven Industries	2,462	52,958
Roper Technologies	2,662	1,033,548
		10,799,448
Insurance–2.77%
Aflac	30,816	1,110,300
Alleghany	887	433,867
Allstate	14,910	1,446,121
†Ambac Financial Group	5,809	83,185
American Equity Investment Life Holding	7,892	195,011
American Financial Group	5,319	337,544
American International Group	28,544	890,002
American National Insurance	2,184	157,401
AMERISAFE	3,206	196,079
Aon Class A	9,109	1,754,393
†Arch Capital Group	18,234	522,404
Argo Group International Holdings	4,555	158,651
Arthur J. Gallagher & Co.	12,473	1,215,993
Assurant	5,375	555,184

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Assured Guaranty	11,085	$ 270,585
†Athene Holding Class A	11,979	373,625
Axis Capital Holdings	7,323	297,021
†Brighthouse Financial	8,990	250,102
Brown & Brown	19,616	799,548
Chubb	14,026	1,775,972
Cincinnati Financial	9,394	601,498
CNA Financial	4,359	140,142
†eHealth	2,423	238,035
Employers Holdings	4,584	138,208
†Enstar Group	1,331	203,337
Erie Indemnity Class A	2,514	482,437
Everest Re Group	2,226	459,001
FBL Financial Group Class A	3,474	124,682
FedNat Holding	2,034	22,516
Fidelity National Financial	21,181	649,409
First American Financial	13,738	659,699
†Genworth Financial Class A	43,794	101,164
Globe Life	7,950	590,128
†Greenlight Capital Re Class A	4,459	29,073
Hanover Insurance Group	4,661	472,299
Hartford Financial Services Group	24,591	947,983
HCI Group	2,595	119,837
Heritage Insurance Holdings	3,747	49,048
Horace Mann Educators	5,165	189,710
Independence Holding	300	9,177
James River Group Holdings	5,386	242,370
Kemper	8,606	624,107
Kinsale Capital Group	1,057	164,057
Loews	14,354	492,199
†Maiden Holdings	12,125	15,035
†Markel	627	578,828
Marsh & McLennan	16,852	1,809,399
Mercury General	6,071	247,393
MetLife	21,288	777,438
National General Holdings	10,842	234,296
National Western Life Group Class A	415	84,324
†NI Holdings	900	13,293
Old Republic International	27,874	454,625
Primerica	5,731	668,235
Principal Financial Group	18,732	778,127
ProAssurance	8,511	123,154
Progressive	16,390	1,313,003
Prudential Financial	16,205	986,884
Reinsurance Group of America	3,077	241,360
RenaissanceRe Holdings	3,891	665,478
RLI	3,097	254,264
Safety Insurance Group	2,774	211,545
Selective Insurance Group	7,063	372,503
State Auto Financial	6,451	115,150
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Stewart Information Services	3,350	$ 108,908
†Third Point Reinsurance	13,203	99,155
Travelers	16,796	1,915,584
United Fire Group	3,480	96,431
United Insurance Holdings	4,888	38,224
Universal Insurance Holdings	7,335	130,196
Unum Group	9,122	151,334
White Mountains Insurance Group	507	450,201
Willis Towers Watson	5,249	1,033,791
WR Berkley	10,936	626,523
		35,167,785
Interactive Media & Services–3.21%
†Alphabet Class A	6,580	9,330,769
†Alphabet Class C	6,945	9,817,522
†ANGI Homeservices Class A	2,100	25,515
†Cargurus	2,819	71,462
†Cars.com	8,684	50,020
†DHI Group	5,517	11,586
†Facebook Class A	80,400	18,256,428
†InterActiveCorp	2,583	835,342
†Liberty TripAdvisor Holdings Class A	10,113	21,541
†Match Group	4,307	461,064
†QuinStreet	3,909	40,888
†Snap Class A	4,200	98,658
TripAdvisor	8,010	152,270
†TrueCar	10,819	27,913
†Twitter	25,800	768,582
†Yelp	6,349	146,852
†Zedge Class B	1,132	1,675
†Zillow Group Class A	4,254	244,520
†Zillow Group Class C	7,744	446,132
		40,808,739
Internet & Direct Marketing Retail–3.63%
†1-800-Flowers.com Class A	5,253	105,165
†Amazon.com	14,028	38,700,727
†Booking Holdings	1,737	2,765,895
eBay	37,478	1,965,721
†Etsy	4,697	498,962
†Expedia Group	7,381	606,718
†Groupon	1,823	33,033
†GrubHub	5,087	357,616
†Lands' End	2,926	23,525
†Liquidity Services	356	2,122
PetMed Express	1,000	35,640
†Quotient Technology	10,979	80,366
†Qurate Retail	23,614	224,333
Shutterstock	1,235	43,188
†Stamps.com	1,566	287,659
†Wayfair Class A	2,356	465,569
		46,196,239

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–4.94%
Accenture Class A	25,221	$ 5,415,453
†Akamai Technologies	9,655	1,033,954
Alliance Data Systems	4,827	217,794
Amdocs	9,367	570,263
Automatic Data Processing	17,610	2,621,953
†Black Knight	7,495	543,837
Booz Allen Hamilton Holding	9,775	760,397
Broadridge Financial Solutions	8,032	1,013,558
†CACI International Class A	3,253	705,511
†Cardtronics Class A	8,238	197,547
Cass Information Systems	1,874	73,142
Cognizant Technology Solutions Class A	14,788	840,254
†Conduent	18,114	43,293
CSG Systems International	5,410	223,920
†DXC Technology	19,155	316,058
†Endurance International Group Holdings	7,841	31,599
†EPAM Systems	2,057	518,385
†Euronet Worldwide	5,965	571,566
EVERTEC	7,143	200,718
†Evo Payments Class A	463	10,570
†ExlService Holdings	3,626	229,888
Fidelity National Information Services	16,512	2,214,094
†Fiserv	15,359	1,499,346
†FleetCor Technologies	4,616	1,161,063
†Gartner	1,818	220,578
Genpact	15,431	563,540
Global Payments	8,159	1,383,930
†GoDaddy Class A	3,510	257,388
†GTT Communications	5,749	46,912
Hackett Group	2,613	35,380
International Business Machines	43,938	5,306,392
Jack Henry & Associates	3,718	684,224
KBR	15,549	350,630
Leidos Holdings	7,833	733,717
†Limelight Networks	5,104	37,565
†LiveRamp Holdings	6,342	269,345
ManTech International Class A	3,157	216,223
Mastercard Class A	36,126	10,682,458
MAXIMUS	7,040	495,968
†MoneyGram International	1,616	5,187
NIC	6,405	147,059
†Okta	2,451	490,764
Paychex	11,146	844,310
†PayPal Holdings	19,280	3,359,154
†Perficient	3,999	143,084
Perspecta	11,023	256,064
†Sabre	24,774	199,678
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Science Applications International	6,116	$ 475,091
†Square Class A	4,058	425,847
†Sykes Enterprises	6,187	171,132
TTEC Holdings	5,612	261,295
†Twilio Class A	2,382	522,659
†Unisys	5,740	62,623
†VeriSign	5,415	1,119,985
†Virtusa	3,607	117,119
Visa Class A	56,802	10,972,442
Western Union	21,608	467,165
†WEX	3,024	498,990
		62,838,061
Leisure Products–0.24%
Acushnet Holdings	8,589	298,811
Brunswick	10,378	664,296
Callaway Golf	14,182	248,327
Hasbro	8,397	629,355
Johnson Outdoors Class A	842	76,639
†Malibu Boats Class A	3,566	185,254
†Mattel	13,824	133,678
†Nautilus	4,229	39,203
Polaris	5,726	529,941
†Smith & Wesson Brands	8,067	173,602
†Vista Outdoor	7,301	105,499
		3,084,605
Life Sciences Tools & Services–1.15%
Agilent Technologies	9,353	826,525
†Bio-Rad Laboratories Class A	1,480	668,205
Bio-Techne	2,638	696,617
Bruker	15,441	628,140
†Charles River Laboratories International	4,897	853,792
†Illumina	3,335	1,235,117
†IQVIA Holdings	11,321	1,606,223
Luminex	4,176	135,845
†Medpace Holdings	3,967	369,010
†Mettler-Toledo International	1,438	1,158,381
PerkinElmer	5,921	580,791
†PRA Health Sciences	4,979	484,407
†Repligen	4,213	520,769
†Syneos Health	7,453	434,137
Thermo Fisher Scientific	10,126	3,669,055
†Waters	4,062	732,785
		14,599,799
Machinery–2.74%
AGCO	9,769	541,789
Alamo Group	1,868	191,732
Albany International Class A	2,740	160,865
Allison Transmission Holdings	11,348	417,379

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Astec Industries	3,444	$ 159,492
Barnes Group	6,223	246,182
†Briggs & Stratton	6,831	8,949
Caterpillar	29,319	3,708,853
†Chart Industries	3,942	191,148
†CIRCOR International	2,161	55,062
†Colfax	13,541	377,794
Columbus McKinnon	3,989	133,432
Crane	5,256	312,522
Cummins	10,666	1,847,991
Deere & Co.	13,742	2,159,555
Donaldson	12,837	597,177
Douglas Dynamics	3,817	134,053
Dover	10,038	969,269
Enerpac Tool Group	7,069	124,414
EnPro Industries	3,111	153,341
ESCO Technologies	2,378	201,012
†Evoqua Water Technologies	3,982	74,065
Federal Signal	7,571	225,086
Flowserve	11,478	327,353
Fortive	13,093	885,872
Franklin Electric	5,404	283,818
Gorman-Rupp	3,528	109,650
Graco	13,628	654,008
Greenbrier	6,320	143,780
Helios Technologies	4,904	182,674
Hillenbrand	7,862	212,824
Hyster-Yale Materials Handling	2,265	87,565
IDEX	4,443	702,172
Illinois Tool Works	13,375	2,338,619
†Ingersoll Rand	18,575	522,329
ITT	10,472	615,125
John Bean Technologies	2,531	217,717
Kadant	1,257	125,273
Kennametal	9,700	278,487
†L B Foster Class A	1,339	17,099
Lincoln Electric Holdings	6,053	509,905
Lindsay	1,158	106,779
†Lydall	4,164	56,464
†Manitowoc	5,279	57,436
†Meritor	9,827	194,575
†Middleby	3,797	299,735
Mueller Industries	7,847	208,573
Mueller Water Products Class A	19,692	185,696
†Navistar International	9,723	274,189
†NN	2,981	14,130
Nordson	4,449	844,020
Oshkosh	8,768	627,964
Otis Worldwide	15,126	860,064
PACCAR	22,943	1,717,284
Parker-Hannifin	6,409	1,174,577
†Park-Ohio Holdings	1,206	20,008
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Pentair	11,896	$ 451,929
†Proto Labs	1,861	209,307
†RBC Bearings	2,276	305,075
†REV Group	7,071	43,133
Rexnord	13,942	406,409
Shyft Group	3,500	58,940
Snap-on	4,695	650,304
†SPX	3,638	149,704
†SPX FLOW	6,438	241,039
Standex International	1,405	80,858
Stanley Black & Decker	5,161	719,340
Tennant	2,245	145,947
†Terex	9,992	187,550
Timken	8,361	380,342
†Titan International	4,215	6,154
Toro	9,030	599,050
†TriMas	5,477	131,174
Trinity Industries	14,172	301,722
Wabash National	13,252	140,736
Wabtec	7,020	404,141
Watts Water Technologies Class A	2,752	222,912
†Welbilt	12,316	75,004
Woodward	6,253	484,920
Xylem	9,129	593,020
		34,835,636
Marine–0.05%
Costamare	10,400	57,824
Genco Shipping & Trading	1,685	10,582
†Kirby	5,754	308,184
Matson	7,118	207,134
Scorpio Bulkers	1,605	24,556
		608,280
Media–1.71%
†Altice USA Class A	9,712	218,908
†AMC Networks Class A	4,165	97,419
Cable One	518	919,372
†Charter Communications Class A	6,573	3,352,493
†Clear Channel Outdoor Holdings	2,039	2,121
Comcast Class A	190,347	7,419,726
†comScore	6,307	19,552
†Discovery Class A	16,083	339,351
†Discovery Class C	27,049	520,964
†DISH Network Class A	15,803	545,361
†Emerald Holding	7,655	23,577
†Entercom Communications Class A	18,467	25,484
Entravision Communications Class A	11,605	16,595
EW Scripps Class A	6,953	60,839

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Fox Class A	17,665	$ 473,775
†Fox Class B	15,802	424,126
†Gannett	20,670	28,525
†Gray Television	12,929	180,359
Interpublic Group	41,293	708,588
John Wiley & Sons Class A	8,331	324,909
†Liberty Broadband Class A	1,624	198,437
†Liberty Broadband Class C	5,861	726,530
†Liberty Media-Liberty SiriusXM Class A	5,940	205,049
†Liberty Media-Liberty SiriusXM Class C	13,988	481,887
†Loral Space & Communications	573	11,185
†Meredith	4,281	62,288
†MSG Networks Class A	7,386	73,491
National CineMedia	6,797	20,187
New York Times Class A	15,478	650,540
News Class A	30,416	360,734
News Class B	10,996	131,402
Nexstar Media Group Class A	5,697	476,782
Omnicom Group	16,240	886,704
Scholastic	4,716	141,197
Sirius XM Holdings	68,041	399,401
TEGNA	26,053	290,230
†Tribune Publishing	2,738	27,353
ViacomCBS Class A	178	4,557
ViacomCBS Class B	38,155	889,775
		21,739,773
Metals & Mining–0.64%
†Alcoa	18,767	210,941
†Allegheny Technologies	11,771	119,947
†Arconic	6,630	92,356
Carpenter Technology	7,558	183,508
†Century Aluminum	19,579	139,598
†Cleveland-Cliffs	29,287	161,664
†Coeur Mining	44,499	226,055
Commercial Metals	17,961	366,404
Compass Minerals International	5,573	271,684
†Ferroglobe	12,975	6,434
†Freeport-McMoRan	81,180	939,253
Haynes International	1,268	29,620
Hecla Mining	58,317	190,697
Kaiser Aluminum	1,961	144,369
Materion	3,100	190,619
Newmont	19,903	1,228,811
Nucor	20,697	857,063
Reliance Steel & Aluminum	6,581	624,734
Royal Gold	5,496	683,263
†Ryerson Holding	607	3,417
Schnitzer Steel Industries Class A	2,756	48,616
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Southern Copper	5,136	$ 204,259
Steel Dynamics	21,496	560,831
SunCoke Energy	15,427	45,664
†TimkenSteel	6,778	26,366
United States Steel	19,736	142,494
Warrior Met Coal	8,374	128,876
Worthington Industries	7,634	284,748
		8,112,291
Multiline Retail–0.61%
Big Lots	8,831	370,902
Dillard's Class A	3,626	93,514
Dollar General	9,706	1,849,090
†Dollar Tree	14,179	1,314,110
†Kohl's	24,135	501,284
†Macy's	41,432	285,052
†Nordstrom	14,481	224,311
†Ollie's Bargain Outlet Holdings	3,936	384,350
Target	22,829	2,737,882
		7,760,495
Multi-Utilities–0.77%
Ameren	11,159	785,147
Avista	6,743	245,378
Black Hills	4,628	262,223
CenterPoint Energy	22,804	425,751
CMS Energy	13,170	769,391
Consolidated Edison	10,269	738,649
Dominion Energy	26,389	2,142,259
DTE Energy	6,090	654,675
MDU Resources Group	18,965	420,644
NiSource	16,856	383,305
NorthWestern	4,293	234,054
Public Service Enterprise Group	16,849	828,297
Sempra Energy	6,916	810,763
Unitil	1,492	66,871
WEC Energy Group	11,137	976,158
		9,743,565
Oil, Gas & Consumable Fuels–2.64%
Antero Midstream	10,270	52,377
†Antero Resources	21,428	54,427
Apache	24,746	334,071
†Arch Resources	2,884	81,934
†Berry	5,961	28,792
†Bonanza Creek Energy	1,747	25,891
Cabot Oil & Gas	44,254	760,284
†Callon Petroleum	54,429	62,593
†Centennial Resource Development Class A	22,272	19,822
†Cheniere Energy	13,682	661,114
Chevron	84,701	7,557,870

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy	6,236	$ 171,428
†Clean Energy Fuels	25,088	55,695
†CNX Resources	25,034	216,544
Concho Resources	12,614	649,621
ConocoPhillips	49,848	2,094,613
†CONSOL Energy	4,705	23,854
†Continental Resources	6,219	109,019
CVR Energy	8,133	163,555
Delek US Holdings	14,079	245,115
†Denbury Resources	86,541	23,894
Devon Energy	28,185	319,618
DHT Holdings	14,019	71,917
Diamondback Energy	2,531	105,846
†Dorian LPG	650	5,031
†EnLink Midstream	18,193	44,391
EOG Resources	23,670	1,199,122
†EQT	18,234	216,985
Equitrans Midstream	7,528	62,558
Exxon Mobil	136,921	6,123,107
GasLog	10,365	29,126
†Green Plains	4,898	50,033
†Gulfport Energy	21,110	23,010
Hess	15,201	787,564
†HighPoint Resources	18,721	5,523
HollyFrontier	18,276	533,659
International Seaways	3,390	55,393
Kinder Morgan	60,700	920,819
†Kosmos Energy	44,165	73,314
†Laredo Petroleum	1,478	20,485
†Marathon Oil	56,103	343,350
Marathon Petroleum	30,801	1,151,341
†Matador Resources	13,122	111,537
Murphy Oil	18,269	252,112
NACCO Industries Class A	200	4,660
Noble Energy	20,258	181,512
†Northern Oil and Gas	42,710	35,829
†Oasis Petroleum	35,805	26,854
Occidental Petroleum	39,362	720,325
ONEOK	16,472	547,200
Panhandle Oil and Gas Class A	1,806	4,840
†Par Pacific Holdings	9,387	84,389
Parsley Energy Class A	24,857	265,473
†PBF Energy Class A	14,133	144,722
†PDC Energy	13,619	169,420
†Peabody Energy	15,632	45,020
†Penn Virginia	1,279	12,189
Phillips 66	10,030	721,157
Pioneer Natural Resources	6,800	664,360
†QEP Resources	26,620	34,340
†Range Resources	18,226	102,612
†Renewable Energy Group	5,557	137,702
†REX American Resources	1,042	72,283
†Ring Energy	3,975	4,611
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Scorpio Tankers	6,981	$ 89,427
SFL	19,649	182,539
SM Energy	18,345	68,794
†Southwestern Energy	52,528	134,472
†Talos Energy	7,201	66,249
Targa Resources	14,043	281,843
†Teekay	13,659	32,782
Valero Energy	21,530	1,266,395
†W&T Offshore	13,431	30,623
Williams	53,335	1,014,432
World Fuel Services	12,152	313,035
†WPX Energy	32,521	207,484
		33,565,927
Paper & Forest Products–0.11%
Boise Cascade	5,938	223,328
†Clearwater Paper	2,473	89,350
†Domtar	8,467	178,738
Louisiana-Pacific	16,490	422,969
Mercer International	10,372	84,636
Neenah	2,359	116,676
P H Glatfelter	4,944	79,351
†Resolute Forest Products	7,351	15,511
Schweitzer-Mauduit International	4,384	146,469
†Verso Class A	4,244	50,758
		1,407,786
Personal Products–0.30%
†Coty Class A	39,789	177,857
†Edgewell Personal Care	5,853	182,379
†elf Beauty	3,904	74,449
†Estee Lauder Class A	10,189	1,922,460
†Herbalife Nutrition	9,618	432,618
†Inter Parfums	3,508	168,910
Medifast	1,745	242,154
†Natura & Co. Holding ADR	12,284	178,241
Natural Health Trends	1,722	9,815
Nu Skin Enterprises Class A	7,013	268,107
†Revlon Class A	1,794	17,761
†USANA Health Sciences	2,793	205,090
		3,879,841
Pharmaceuticals–3.66%
†Amphastar Pharmaceuticals	7,904	177,524
†ANI Pharmaceuticals	738	23,867
†Assertio Holdings	3,876	3,322
Bristol-Myers Squibb	74,679	4,391,125
†Catalent	17,323	1,269,776
†Corcept Therapeutics	8,642	145,359
†Cymabay Therapeutics	5,176	18,064
†Elanco Animal Health	25,572	548,519
Eli Lilly & Co.	29,646	4,867,280
†Endo International	19,354	66,384

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Horizon Therapeutics	15,728	$ 874,162
†Innoviva	12,944	180,957
†Intra-Cellular Therapies	5,388	138,310
†Jazz Pharmaceuticals	4,967	548,059
Johnson & Johnson	102,968	14,480,390
†Lannett	7,113	51,640
†Mallinckrodt	12,633	33,856
Merck & Co.	86,083	6,656,798
†Mylan	36,583	588,255
†Nektar Therapeutics	9,757	225,972
†Otonomy	619	2,241
†Pacira BioSciences	500	26,235
Perrigo	8,951	494,722
Pfizer	210,877	6,895,678
Phibro Animal Health Class A	1,442	37,881
†Prestige Consumer Healthcare	6,536	245,492
†Reata Pharmaceuticals Class A	178	27,772
†Revance Therapeutics	3,504	85,568
†Supernus Pharmaceuticals	3,800	90,250
†Taro Pharmaceutical Industries	3,413	226,930
Zoetis	21,427	2,936,356
†Zogenix	4,371	118,061
		46,476,805
Professional Services–0.64%
†ASGN	6,674	445,022
Barrett Business Services	300	15,939
†CBIZ	9,833	235,697
CoreLogic	9,062	609,148
†CoStar Group	768	545,795
Equifax	3,968	682,020
Exponent	5,116	414,038
†Forrester Research	2,034	65,169
†Franklin Covey	993	21,250
†FTI Consulting	5,670	649,498
†GP Strategies	1,772	15,204
Heidrick & Struggles International	2,100	45,402
†Huron Consulting Group	2,990	132,308
ICF International	2,478	160,649
†InnerWorkings	2,041	2,694
Insperity	2,353	152,310
†Kelly Services Class A	7,992	126,393
Kforce	4,767	139,435
Korn Ferry	6,340	194,828
ManpowerGroup	6,573	451,894
†Mistras Group	3,448	13,620
Nielsen Holdings	26,911	399,897
Resources Connection	4,071	48,730
Robert Half International	9,812	518,368
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
TransUnion	1,042	$ 90,696
†TriNet Group	6,496	395,866
†TrueBlue	5,561	84,916
Verisk Analytics	8,722	1,484,484
		8,141,270
Real Estate Management & Development–0.23%
†Altisource Portfolio Solutions	2,089	30,792
†CBRE Group Class A	23,540	1,064,479
†Forestar Group	476	7,178
†FRP Holdings	631	25,606
†Howard Hughes	4,225	219,489
†Jones Lang LaSalle	4,649	480,985
Kennedy-Wilson Holdings	16,113	245,240
†Marcus & Millichap	6,542	188,802
Newmark Group Class A	20,238	98,357
†Rafael Holdings Class B	1,698	24,400
RE/MAX Holdings Class A	3,948	124,086
†Realogy Holdings	18,390	136,270
RMR Group Class A	862	25,403
†St Joe	10,227	198,608
†Tejon Ranch	2,365	34,056
		2,903,751
Road & Rail–1.28%
AMERCO	1,814	548,173
ArcBest	3,735	99,015
†Avis Budget Group	8,228	188,339
†Covenant Transportation Group Class A	3,400	49,062
CSX	33,595	2,342,915
Heartland Express	11,699	243,573
†Hertz Global Holdings	27,042	38,129
JB Hunt Transport Services	8,140	979,567
Kansas City Southern	7,585	1,132,365
Knight-Swift Transportation Holdings	11,576	482,835
Landstar System	4,541	510,000
Marten Transport	7,936	199,670
Norfolk Southern	11,992	2,105,435
Old Dominion Freight Line	8,268	1,402,170
†PAM Transportation Services	306	9,409
Ryder System	7,460	279,825
†Saia	3,643	405,029
Schneider National Class B	12,607	311,015
Union Pacific	26,048	4,403,935
†Universal Logistics Holdings	2,500	43,450
†USA Truck	1,448	11,222
Werner Enterprises	10,229	445,268
†YRC Worldwide	1,455	2,692
		16,233,093
Semiconductors & Semiconductor Equipment–4.82%
†Advanced Energy Industries	4,491	304,445

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Advanced Micro Devices	18,799	$ 989,015
†Alpha & Omega Semiconductor	1,200	13,056
†Ambarella	3,562	163,140
†Amkor Technology	37,829	465,675
Analog Devices	5,594	686,048
Applied Materials	33,111	2,001,560
†Axcelis Technologies	6,725	187,291
Broadcom	12,015	3,792,054
Brooks Automation	9,566	423,200
Cabot Microelectronics	2,032	283,545
†CEVA	2,353	88,049
†Cirrus Logic	8,845	546,444
†Cohu	4,934	85,556
†Cree	10,967	649,137
†Diodes	7,611	385,878
†DSP Group	4,368	69,364
†Enphase Energy	3,297	156,838
Entegris	15,222	898,859
†First Solar	9,258	458,271
†FormFactor	7,433	218,010
†Ichor Holdings	2,461	65,413
†Inphi	2,993	351,677
Intel	214,718	12,846,578
KLA	9,200	1,789,216
Kulicke & Soffa Industries	6,090	126,855
Lam Research	5,946	1,923,293
†Lattice Semiconductor	16,180	459,350
†MACOM Technology Solutions Holdings	9,395	322,718
Marvell Technology Group	28,234	989,884
Maxim Integrated Products	11,953	724,471
†MaxLinear	6,970	149,576
Microchip Technology	13,104	1,379,982
†Micron Technology	58,489	3,013,353
MKS Instruments	6,050	685,102
Monolithic Power Systems	1,814	429,918
†NeoPhotonics	2,126	18,879
NVE	50	3,091
NVIDIA	17,213	6,539,391
†ON Semiconductor	41,688	826,256
†Onto Innovation	5,965	203,049
†PDF Solutions	3,040	59,462
†Photronics	5,636	62,729
Power Integrations	2,809	331,827
†Qorvo	6,407	708,166
QUALCOMM	40,021	3,650,315
†Rambus	17,462	265,422
†Semtech	6,166	321,989
†Silicon Laboratories	2,813	282,060
Skyworks Solutions	11,238	1,436,891
†SMART Global Holdings	4,360	118,505
†SolarEdge Technologies	6,024	836,011
†Synaptics	4,615	277,454
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Teradyne	10,902	$ 921,328
Texas Instruments	37,904	4,812,671
†Ultra Clean Holdings	2,793	63,206
Universal Display	1,770	264,827
†Veeco Instruments	6,193	83,544
Xilinx	10,828	1,065,367
		61,275,261
Software–7.07%
†ACI Worldwide	8,610	232,384
†Adobe	11,801	5,137,093
†Alarm.com Holdings	2,786	180,561
†Alteryx Class A	939	154,259
†ANSYS	3,253	948,998
†Appfolio Class A	1,131	184,025
†Aspen Technology	5,265	545,507
†Atlassian Class A	1,472	265,357
†Autodesk	5,266	1,259,575
†Avalara	1,863	247,947
†Avaya Holdings	10,940	135,218
†Blackbaud	3,139	179,174
†Bottomline Technologies	1,500	76,155
†Cadence Design Systems	14,271	1,369,445
CDK Global	9,277	384,253
†Cerence	3,782	154,457
†Ceridian HCM Holding	3,040	240,981
Citrix Systems	7,010	1,036,849
†CommVault Systems	1,800	69,660
†Cornerstone OnDemand	1,568	60,462
†Coupa Software	1,504	416,668
†DocuSign	2,254	388,161
†Dropbox Class A	7,150	155,656
Ebix	3,512	78,528
†Envestnet	3,287	241,726
†Fair Isaac	1,877	784,661
†FireEye	783	9,533
†Fortinet	3,418	469,189
†Globant	1,063	159,291
†Guidewire Software	2,853	316,255
†HubSpot	1,237	277,521
Intuit	8,576	2,540,125
†J2 Global	5,206	329,071
†LogMeIn	4,791	406,133
†Manhattan Associates	5,762	542,780
Microsoft	256,463	52,192,785
†MicroStrategy Class A	1,106	130,829
†New Relic	1,830	126,087
NortonLifeLock	13,452	266,753
†Nuance Communications	26,062	659,499
†OneSpan	3,332	93,063
Oracle	109,828	6,070,194
†Palo Alto Networks	1,493	342,897
†Paycom Software	3,236	1,002,286
†Paylocity Holding	1,771	258,371

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Pegasystems	3,592	$ 363,403
Progress Software	4,679	181,311
†Proofpoint	1,590	176,681
†PTC	2,065	160,636
QAD Class A	1,105	45,614
†Qualys	1,453	151,141
†RealPage	4,008	260,560
†RingCentral Class A	402	114,574
†salesforce.com	10,083	1,888,848
Sapiens International	854	23,895
†Seachange International	2,000	3,020
†ServiceNow	2,218	898,423
†SolarWinds	5,410	95,595
†Splunk	2,645	525,561
SS&C Technologies Holdings	11,972	676,179
†Synchronoss Technologies	4,423	15,613
†Synopsys	3,261	635,895
†Telenav	2,300	12,627
†Teradata	10,985	228,488
†Trade Desk Class A	863	350,809
†Tyler Technologies	1,278	443,313
†Verint Systems	5,416	244,695
†VMware Class A	1,975	305,849
†Workday Class A	1,507	282,352
Xperi Holding	14,584	215,260
†Zendesk	3,338	295,513
†Zscaler	1,623	177,719
		89,893,996
Specialty Retail–2.79%
Aaron's	6,205	281,707
†Abercrombie & Fitch Class A	8,315	88,472
Advance Auto Parts	4,940	703,703
†American Eagle Outfitters	22,452	244,727
†America's Car-Mart	962	84,531
†Asbury Automotive Group	4,259	329,348
†Ascena Retail Group	1,402	2,047
†At Home Group	6,725	43,645
†AutoNation	13,117	492,937
†AutoZone	1,013	1,142,786
†Barnes & Noble Education	6,119	9,790
†Bed Bath & Beyond	20,862	221,137
Best Buy	17,025	1,485,772
†Big 5 Sporting Goods	900	1,746
†Boot Barn Holdings	3,430	73,951
†Buckle	2,120	33,242
†Build-A-Bear Workshop	2,901	6,324
†Burlington Stores	4,340	854,676
Caleres	7,320	61,049
†CarMax	11,906	1,066,182
†Cato Class A	4,303	35,199
†Chico's FAS	18,957	26,161
†Children's Place	1,721	64,400
†Citi Trends	2,149	43,453
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Conn's	6,316	$ 63,728
†Designer Brands Class A	11,901	80,570
Dick's Sporting Goods	8,270	341,220
†Express	12,788	19,694
†Five Below	3,322	355,155
†Floor & Decor Holdings Class A	5,614	323,647
†Foot Locker	14,273	416,201
†Francesca's Holdings	557	2,144
†GameStop Class A	17,127	74,331
†Gap	31,510	397,656
†Genesco	3,102	67,189
†Group 1 Automotive	3,419	225,551
†Guess	11,019	106,554
Haverty Furniture	2,655	42,480
†Hibbett Sports	4,645	97,266
Home Depot	33,144	8,302,903
†Hudson Class A	2,755	13,417
†L Brands	11,417	170,913
Lithia Motors Class A	3,476	526,023
Lowe's	31,751	4,290,195
†MarineMax	2,439	54,609
†Michaels	14,861	105,067
Monro	3,844	211,189
†Murphy USA	4,627	520,954
†National Vision Holdings	4,591	140,117
†Office Depot	89,288	209,827
†O'Reilly Automotive	3,146	1,326,574
†Penske Automotive Group	11,105	429,875
Rent-A-Center	8,035	223,534
†RH	1,851	460,714
†Ross Stores	15,178	1,293,773
†Sally Beauty Holdings	12,560	157,377
Shoe Carnival	1,575	46,100
†Signet Jewelers	8,178	83,988
†Sleep Number	4,561	189,920
Sonic Automotive Class A	5,355	170,878
†Sportsman's Warehouse Holdings	165	2,351
†Tailored Brands	4,077	3,824
Tiffany & Co.	8,129	991,250
†TJX	49,413	2,498,321
Tractor Supply	8,025	1,057,615
†Ulta Beauty	4,041	822,020
†Urban Outfitters	16,473	250,719
Williams-Sonoma	9,099	746,209
Winmark	151	25,857
†Zumiez	4,241	116,119
		35,452,603
Technology Hardware, Storage & Peripherals–5.38%
†3D Systems	12,600	88,074
Apple	173,005	63,112,224
†Avid Technology	6,614	48,084

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Dell Technologies Class C	8,375	$ 460,122
Hewlett Packard Enterprise	59,187	575,890
HP	55,166	961,543
†NCR	13,077	226,494
NetApp	14,388	638,396
†Pure Storage Class A	9,250	160,302
Seagate Technology	18,341	887,888
†Stratasys	4,881	77,413
†Western Digital	18,006	794,965
†Xerox Holdings	23,774	363,504
		68,394,899
Textiles, Apparel & Luxury Goods–0.90%
†Capri Holdings	15,972	249,642
†Carter's	4,829	389,700
†Columbia Sportswear	6,536	526,671
†Crocs	5,293	194,888
Culp	695	5,984
†Deckers Outdoor	3,211	630,608
†Fossil Group	8,573	39,865
†G-III Apparel Group	9,262	123,092
Hanesbrands	36,640	413,666
†Kontoor Brands	1,846	32,877
†Lululemon Athletica	4,420	1,379,084
†Movado Group	2,255	24,444
NIKE Class B	48,316	4,737,384
Oxford Industries	2,792	122,876
†PVH	5,201	249,908
†Ralph Lauren	3,815	276,664
†Skechers USA Class A	13,059	409,792
†Steven Madden	8,925	220,358
†Tapestry	16,823	223,410
†Under Armour Class A	8,228	80,141
†Under Armour Class C	8,286	73,248
†Unifi	3,174	40,881
†Vera Bradley	810	3,596
VF	11,580	705,685
Wolverine World Wide	10,329	245,934
		11,400,398
Thrifts & Mortgage Finance–0.37%
†Axos Financial	7,624	168,338
Capitol Federal Financial	21,314	234,667
†Columbia Financial	6,136	85,628
Essent Group	9,692	351,529
Federal Agricultural Mortgage Class C	1,195	76,492
Flagstar Bancorp	7,368	216,840
HomeStreet	2,845	70,016
Kearny Financial	15,285	125,031
Meridian Bancorp	8,312	96,419
Meta Financial Group	7,426	134,930
MGIC Investment	35,831	293,456
†Mr Cooper Group	6,569	81,718
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
New York Community Bancorp	39,410	$ 401,982
†NMI Holdings Class A	9,001	144,736
Northfield Bancorp	6,724	77,461
Northwest Bancshares	14,286	146,074
PennyMac Financial Services Class A	9,476	396,002
Premier Financial	4,031	71,228
Provident Financial Services	9,985	144,283
Radian Group	23,244	360,514
Sterling Bancorp	1,664	5,957
TFS Financial	9,915	141,884
TrustCo Bank	12,472	78,948
Walker & Dunlop	4,483	227,781
Washington Federal	9,358	251,169
Waterstone Financial	3,925	58,208
WSFS Financial	9,706	278,562
		4,719,853
Tobacco–0.56%
Altria Group	84,210	3,305,243
Philip Morris International	49,489	3,467,199
Universal	3,560	151,336
Vector Group	17,305	174,088
		7,097,866
Trading Companies & Distributors–0.68%
Air Lease	16,007	468,845
Applied Industrial Technologies	5,007	312,387
†Beacon Roofing Supply	8,312	219,187
†BMC Stock Holdings	11,516	289,512
†CAI International	2,879	47,964
†DXP Enterprises	1,631	32,473
Fastenal	31,166	1,335,151
GATX	4,500	274,410
†GMS	6,711	165,023
H&E Equipment Services	6,917	127,826
†HD Supply Holdings	14,675	508,489
†Herc Holdings	3,940	121,076
†MRC Global	11,216	66,287
MSC Industrial Direct Class A	5,382	391,863
†NOW	13,867	119,672
Rush Enterprises Class A	4,686	194,282
†SiteOne Landscape Supply	1,171	133,459
Systemax	4,022	82,612
†Textainer Group Holdings	6,500	53,170
†Titan Machinery	4,300	46,698
Triton International	9,649	291,786
†United Rentals	7,828	1,166,685
†Univar Solutions	13,479	227,256
†Veritiv	1,100	18,656
Watsco	3,045	541,097

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†WESCO International	7,511	$ 263,711
WW Grainger	3,647	1,145,742
		8,645,319
Transportation Infrastructure–0.01%
†Macquarie Infrastructure	5,269	161,706
		161,706
Water Utilities–0.19%
American States Water	4,789	376,559
American Water Works	8,616	1,108,535
California Water Service Group	5,288	252,238
Essential Utilities	10,156	428,990
Middlesex Water	1,357	91,163
SJW Group	3,075	190,988
York Water	591	28,344
		2,476,817
Wireless Telecommunication Services–0.22%
†Boingo Wireless	4,098	54,585
Shenandoah Telecommunications	6,684	329,455
Spok Holdings	1,858	17,372
Telephone & Data Systems	9,452	187,906
†T-Mobile US	19,678	2,049,464
†United States Cellular	3,838	118,479
		2,757,261
Total Common Stock (Cost $851,822,949)		1,266,374,629
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.01%
Wesco International 10.63%	3,174	$ 84,175
Total Preferred Stock (Cost $79,350)		84,175
RIGHTS–0.00%
=†πAchillion Pharmace	5,527	2,542
=†πMedia General CVR	16,818	1,578
†T-Mobile US expiration date 7/27/20	19,678	3,306
Total Rights (Cost $9,823)		7,426

MONEY MARKET FUND–0.43%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	5,440,243	5,440,243
Total Money Market Fund (Cost $5,440,243)		5,440,243

TOTAL INVESTMENTS–100.04% (Cost $857,352,365)	1,271,906,473
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(516,646)
NET ASSETS APPLICABLE TO 39,736,321 SHARES OUTSTANDING–100.00%	$1,271,389,827
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND STANDARD CLASS ($1,043,300,122 / 32,561,504 Shares)	$32.041
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND SERVICE CLASS ($228,089,705 / 7,174,817 Shares)	$31.790
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$ 778,934,750
Distributable earnings/(accumulated loss)	492,455,077
TOTAL NET ASSETS	$1,271,389,827

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2020, the aggregate value of restricted securities was $4,120, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Achillion Pharmace	1/29/2020	$2,542	$2,542
Media General CVR	1/18/2017	—	1,578
Total		$2,542	$4,120

★ Includes $1,413,794 payable for fund shares redeemed, $52,375 other accrued expenses payable and $526,050 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–26

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 12,216,230
Foreign taxes withheld	(1,842)
12,214,388
EXPENSES:
Management fees	2,155,395
Distribution fees-Service Class	375,609
Shareholder servicing fees	181,436
Accounting and administration expenses	121,915
Reports and statements to shareholders	74,345
Professional fees	23,350
Trustees’ fees and expenses	18,031
Pricing fees	13,733
Custodian fees	11,296
Consulting fees	1,368
Other	11,705
2,988,183
Less:
Management fees waived	(11,174)
Total operating expenses	2,977,009
NET INVESTMENT INCOME	9,237,379
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	17,295,091
Net change in unrealized appreciation (depreciation) of investments	(134,761,511)
NET REALIZED AND UNREALIZED LOSS	(117,466,420)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(108,229,041)
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 9,237,379	$ 18,260,578
Net realized gain	17,295,091	62,460,282
Net change in unrealized appreciation (depreciation)	(134,761,511)	262,767,609
Net increase (decrease) in net assets resulting from operations	(108,229,041)	343,488,469
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(76,925,896)
Service Class	—	(13,638,411)
	—	(90,564,307)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,584,827	22,804,341
Service Class	28,936,782	53,199,766
Reinvestment of dividends and distributions:
Standard Class	—	76,925,896
Service Class	—	13,638,411
	41,521,609	166,568,414
Cost of shares redeemed:
Standard Class	(67,958,494)	(150,089,533)
Service Class	(16,284,203)	(26,339,399)
	(84,242,697)	(176,428,932)
Decrease in net assets derived from capital share transactions	(42,721,088)	(9,860,518)
NET INCREASE (DECREASE) IN NET ASSETS	(150,950,129)	243,063,644
NET ASSETS:
Beginning of period	1,422,339,956	1,179,276,312
End of period	$1,271,389,827	$1,422,339,956
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–27

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15 [2]
Net asset value, beginning of period	$ 34.698	$ 28.534	$ 32.022	$ 27.254	$ 37.542	$ 44.352
Income (loss) from investment operations:
Net investment income[3]	0.239	0.468	0.457	0.416	0.537	0.665
Net realized and unrealized gain (loss)	(2.896)	8.000	(2.676)	5.236	3.889	(1.700)
Total from investment operations	(2.657)	8.468	(2.219)	5.652	4.426	(1.035)
Less dividends and distributions from:
Net investment income	—	(0.609)	(0.486)	(0.433)	(0.439)	(0.653)
Net realized gain	—	(1.695)	(0.783)	(0.451)	(14.275)	(5.122)
Total dividends and distributions	—	(2.304)	(1.269)	(0.884)	(14.714)	(5.775)
Net asset value, end of period	$ 32.041	$ 34.698	$ 28.534	$ 32.022	$ 27.254	$ 37.542
Total return[4]	(7.66%)	30.11%	(7.29%)	20.88%	14.41%	(2.00%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,043,300	$1,191,025	$1,024,194	$1,245,607	$1,147,995	$1,120,426
Ratio of expenses to average net assets	0.42%	0.41%	0.42%	0.41%	0.40%	0.39%
Ratio of net investment income to average net assets	1.53%	1.43%	1.39%	1.41%	1.60%	1.54%
Portfolio turnover	2%	5%	5%	4%	4%	74%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2015, Dimensional Fund Advisors replaced Delaware Investments Fund Advisors as the Fund’s sub-adviser.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–28

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15 [2]
Net asset value, beginning of period	$ 34.486	$ 28.389	$ 31.861	$ 27.130	$ 37.449	$ 44.254
Income (loss) from investment operations:
Net investment income[3]	0.182	0.352	0.339	0.312	0.415	0.511
Net realized and unrealized gain (loss)	(2.878)	7.945	(2.644)	5.199	3.863	(1.691)
Total from investment operations	(2.696)	8.297	(2.305)	5.511	4.278	(1.180)
Less dividends and distributions from:
Net investment income	—	(0.505)	(0.384)	(0.329)	(0.322)	(0.503)
Net realized gain	—	(1.695)	(0.783)	(0.451)	(14.275)	(5.122)
Total dividends and distributions	—	(2.200)	(1.167)	(0.780)	(14.597)	(5.625)
Net asset value, end of period	$ 31.790	$ 34.486	$ 28.389	$ 31.861	$ 27.130	$ 37.449
Total return[4]	(7.82%)	29.65%	(7.60%)	20.45%	14.01%	(2.34%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$228,090	$231,315	$155,082	$138,464	$ 93,660	$ 77,868
Ratio of expenses to average net assets	0.77%	0.76%	0.77%	0.76%	0.75%	0.74%
Ratio of net investment income to average net assets	1.18%	1.08%	1.04%	1.06%	1.25%	1.19%
Portfolio turnover	2%	5%	5%	4%	4%	74%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2015, Dimensional Fund Advisors replaced Delaware Investments Fund Advisors as the Fund’s sub-adviser.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–29

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are
LVIP Dimensional U.S. Core Equity 1 Fund–30

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   Effective March 4, 2020, LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.0075% on the first $100 million of the Fund’s average daily net assets and 0.0025% of the Fund’s average daily net assets in excess of $100 million.   The management fee, net of waivers, is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$39,769
Legal	7,091
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $68,079 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$357,811
Distribution fees payable to LFD	66,039
Printing and mailing fees payable to Lincoln Life	71,756
Shareholder servicing fees payable to Lincoln Life	30,444
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional U.S. Core Equity 1 Fund–31

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$23,810,949
Sales	56,423,495
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$ 857,352,365
Aggregate unrealized appreciation of investments	$ 558,030,941
Aggregate unrealized depreciation of investments	(143,476,833)
Net unrealized appreciation of investments	$ 414,554,108
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 22,875,335	$—	$ —	$ 22,875,335
Air Freight & Logistics	8,309,304	—	—	8,309,304
Airlines	5,670,261	—	—	5,670,261
Auto Components	7,647,588	—	—	7,647,588
Automobiles	6,500,033	—	—	6,500,033
Banks	61,400,323	—	—	61,400,323
LVIP Dimensional U.S. Core Equity 1 Fund–32

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Beverages	$ 18,086,887	$—	$ —	$ 18,086,887
Biotechnology	30,893,290	—	—	30,893,290
Building Products	11,319,909	—	—	11,319,909
Capital Markets	37,395,730	—	—	37,395,730
Chemicals	27,106,728	—	—	27,106,728
Commercial Services & Supplies	12,596,118	—	—	12,596,118
Communications Equipment	13,418,207	—	—	13,418,207
Construction & Engineering	4,825,007	—	—	4,825,007
Construction Materials	1,897,032	—	—	1,897,032
Consumer Finance	10,617,470	—	—	10,617,470
Containers & Packaging	9,529,590	—	—	9,529,590
Distributors	2,440,871	—	—	2,440,871
Diversified Consumer Services	3,906,842	—	—	3,906,842
Diversified Financial Services	12,704,887	—	—	12,704,887
Diversified Telecommunication Services	26,159,806	—	—	26,159,806
Electric Utilities	18,887,509	—	—	18,887,509
Electrical Equipment	9,519,999	—	—	9,519,999
Electronic Equipment, Instruments & Components	16,662,668	—	613,495	17,276,163
Energy Equipment & Services	3,964,416	—	—	3,964,416
Entertainment	13,355,205	—	—	13,355,205
Food & Staples Retailing	17,976,174	—	—	17,976,174
Food Products	17,736,413	—	—	17,736,413
Gas Utilities	3,091,618	—	—	3,091,618
Health Care Equipment & Supplies	32,158,898	—	—	32,158,898
Health Care Providers & Services	37,998,699	—	—	37,998,699
Health Care Technology	3,449,850	—	—	3,449,850
Hotels, Restaurants & Leisure	22,701,282	—	—	22,701,282
Household Durables	12,753,353	—	—	12,753,353
Household Products	16,745,447	—	—	16,745,447
Independent Power and Renewable Electricity Producers	2,279,217	—	—	2,279,217
Industrial Conglomerates	10,799,448	—	—	10,799,448
Insurance	35,167,785	—	—	35,167,785
Interactive Media & Services	40,808,739	—	—	40,808,739
Internet & Direct Marketing Retail	46,196,239	—	—	46,196,239
IT Services	62,838,061	—	—	62,838,061
Leisure Products	3,084,605	—	—	3,084,605
Life Sciences Tools & Services	14,599,799	—	—	14,599,799
Machinery	34,835,636	—	—	34,835,636
Marine	608,280	—	—	608,280
Media	21,739,773	—	—	21,739,773
Metals & Mining	8,112,291	—	—	8,112,291
Multiline Retail	7,760,495	—	—	7,760,495
Multi-Utilities	9,743,565	—	—	9,743,565
Oil, Gas & Consumable Fuels	33,565,927	—	—	33,565,927
Paper & Forest Products	1,407,786	—	—	1,407,786
Personal Products	3,879,841	—	—	3,879,841
Pharmaceuticals	46,476,805	—	—	46,476,805
Professional Services	8,141,270	—	—	8,141,270
Real Estate Management & Development	2,903,751	—	—	2,903,751
Road & Rail	16,233,093	—	—	16,233,093
Semiconductors & Semiconductor Equipment	61,275,261	—	—	61,275,261
Software	89,893,996	—	—	89,893,996
Specialty Retail	35,452,603	—	—	35,452,603
Technology Hardware, Storage & Peripherals	68,394,899	—	—	68,394,899
Textiles, Apparel & Luxury Goods	11,400,398	—	—	11,400,398
Thrifts & Mortgage Finance	4,719,853	—	—	4,719,853
Tobacco	7,097,866	—	—	7,097,866
Trading Companies & Distributors	8,645,319	—	—	8,645,319
Transportation Infrastructure	161,706	—	—	161,706
LVIP Dimensional U.S. Core Equity 1 Fund–33

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Water Utilities	$ 2,476,817	$—	$ —	$ 2,476,817
Wireless Telecommunication Services	2,757,261	—	—	2,757,261
Preferred Stock	84,175	—	—	84,175
Rights	3,306	—	4,120	7,426
Money Market Fund	5,440,243	—	—	5,440,243
Total Investments	$1,271,288,858	$—	$617,615	$1,271,906,473
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	416,598	694,115
Service Class	987,179	1,637,154
Shares reinvested:
Standard Class	—	2,303,770
Service Class	—	411,971
	1,403,777	5,047,010
Shares redeemed:
Standard Class	(2,180,691)	(4,565,852)
Service Class	(519,792)	(804,356)
	(2,700,483)	(5,370,208)
Net decrease	(1,296,706)	(323,198)
5. Risk Factors
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–34

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–35

LVIP Dimensional U.S. Core Equity 1 Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional U.S. Core Equity 1 Fund–36

LVIP Dimensional U.S. Core Equity 2 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Dimensional U.S. Core Equity 2 Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 2 Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$909.00	0.50%	$2.37
Service Class Shares	1,000.00	907.80	0.75%	3.56
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.40	0.50%	$2.51
Service Class Shares	1,000.00	1,021.10	0.75%	3.77

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.52%
Aerospace & Defense	1.67%
Air Freight & Logistics	0.63%
Airlines	0.50%
Auto Components	0.71%
Automobiles	0.48%
Banks	5.06%
Beverages	1.50%
Biotechnology	2.73%
Building Products	1.09%
Capital Markets	2.99%
Chemicals	2.43%
Commercial Services & Supplies	1.07%
Communications Equipment	1.24%
Construction & Engineering	0.43%
Construction Materials	0.17%
Consumer Finance	0.96%
Containers & Packaging	0.84%
Distributors	0.21%
Diversified Consumer Services	0.38%
Diversified Financial Services	0.89%
Diversified Telecommunication Services	1.92%
Electric Utilities	0.95%
Electrical Equipment	0.89%
Electronic Equipment, Instruments & Components	1.51%
Energy Equipment & Services	0.42%
Entertainment	0.81%
Food & Staples Retailing	1.33%
Food Products	1.66%
Gas Utilities	0.24%
Health Care Equipment & Supplies	2.44%
Health Care Providers & Services	2.81%
Health Care Technology	0.29%
Hotels, Restaurants & Leisure	1.57%
Household Durables	1.09%
Household Products	1.02%
Independent Power and Renewable Electricity Producers	0.19%
Industrial Conglomerates	0.80%
Insurance	2.95%
Interactive Media & Services	2.53%
Internet & Direct Marketing Retail	2.69%
IT Services	4.96%
Leisure Products	0.31%
Life Sciences Tools & Services	0.97%
Machinery	3.13%
Security Type/Sector	Percentage of Net Assets
Marine	0.06%
Media	1.99%
Metals & Mining	0.71%
Multiline Retail	0.59%
Multi-Utilities	0.50%
Oil, Gas & Consumable Fuels	2.77%
Paper & Forest Products	0.13%
Personal Products	0.28%
Pharmaceuticals	3.94%
Professional Services	0.78%
Real Estate Management & Development	0.26%
Road & Rail	1.44%
Semiconductors & Semiconductor Equipment	4.69%
Software	6.64%
Specialty Retail	2.55%
Technology Hardware, Storage & Peripherals	5.60%
Textiles, Apparel & Luxury Goods	1.12%
Thrifts & Mortgage Finance	0.40%
Tobacco	0.39%
Trading Companies & Distributors	0.78%
Transportation Infrastructure	0.03%
Water Utilities	0.17%
Wireless Telecommunication Services	0.24%
Preferred Stock	0.01%
Rights	0.00%
Money Market Fund	0.43%
Total Investments	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple	5.17%
Microsoft	3.89%
Amazon.com	2.02%
Johnson & Johnson	1.26%
Intel	1.07%
Facebook Class A	1.03%
Verizon Communications	0.99%
Visa Class A	0.89%
JPMorgan Chase & Co.	0.85%
Berkshire Hathaway Class B	0.72%
Total	17.89%

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
IT–Information Technology
LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.52%
Aerospace & Defense–1.67%
AAR	3,497	$ 72,283
†Aerojet Rocketdyne Holdings	6,136	243,231
†Aerovironment	1,567	124,780
†Astronics	2,342	24,731
†Astronics Class B	1,024	11,059
†Axon Enterprise	1,980	194,297
†Boeing	3,984	730,267
BWX Technologies	5,445	308,405
Cubic	2,429	116,665
Curtiss-Wright	3,000	267,840
†Ducommun	1,095	38,183
General Dynamics	6,117	914,247
HEICO	1,911	190,431
HEICO Class A	2,940	238,846
†Hexcel	6,480	293,026
†Howmet Aerospace	19,375	307,094
Huntington Ingalls Industries	2,268	395,743
Kaman	2,196	91,354
†Kratos Defense & Security Solutions	8,421	131,620
†L3Harris Technologies	3,176	538,872
Lockheed Martin	4,642	1,693,959
†Mercury Systems	2,137	168,096
†Moog Class A	2,078	110,092
National Presto Industries	715	62,484
Northrop Grumman	3,797	1,167,350
Park Aerospace	1,422	15,841
Raytheon Technologies	30,518	1,880,519
Spirit AeroSystems Holdings Class A	4,503	107,802
†Teledyne Technologies	883	274,569
Textron	12,389	407,722
TransDigm Group	1,144	505,705
†Triumph Group	2,065	18,606
†Vectrus	700	34,391
		11,680,110
Air Freight & Logistics–0.63%
†Air Transport Services Group	6,027	134,221
†Atlas Air Worldwide Holdings	2,617	112,609
CH Robinson Worldwide	6,781	536,106
†Echo Global Logistics	3,477	75,173
Expeditors International of Washington	6,016	457,457
FedEx	6,059	849,593
Forward Air	2,651	132,073
†Hub Group Class A	3,204	153,343
†Radiant Logistics	4,220	16,585
United Parcel Service Class B	12,787	1,421,659
†XPO Logistics	6,749	521,360
		4,410,179
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.50%
†Alaska Air Group	7,357	$ 266,765
†Allegiant Travel	1,389	151,692
†American Airlines Group	14,699	192,116
†Copa Holdings Class A	1,782	90,098
†Delta Air Lines	33,526	940,404
†Hawaiian Holdings	4,649	65,272
†JetBlue Airways	19,783	215,635
†Mesa Air Group	2,354	8,098
†SkyWest	4,055	132,274
†Southwest Airlines	23,941	818,303
†Spirit Airlines	5,476	97,473
†United Airlines Holdings	14,459	500,426
		3,478,556
Auto Components–0.71%
†Adient	6,791	111,508
†American Axle & Manufacturing Holdings	11,006	83,646
Aptiv	14,292	1,113,633
†Autoliv	5,998	386,931
BorgWarner	13,724	484,457
Cooper Tire & Rubber	5,069	139,955
†Cooper-Standard Holdings	1,627	21,558
†Dana	10,858	132,359
†Delphi Technologies	5,338	75,853
†Dorman Products	2,616	175,455
†Fox Factory Holding	3,434	283,683
†Garrett Motion	3,788	20,985
Gentex	17,716	456,541
†Gentherm	2,907	113,082
†Goodyear Tire & Rubber	17,640	157,790
†Horizon Global	1,513	3,329
LCI Industries	2,232	256,635
†Lear	4,713	513,811
†Modine Manufacturing	5,332	29,433
†Motorcar Parts of America	2,958	52,268
†Standard Motor Products	2,098	86,438
†Stoneridge	3,829	79,107
†Superior Industries International	1,457	2,477
†Tenneco Class A	5,209	39,380
†Veoneer	3,982	42,568
†Visteon	1,837	125,834
		4,988,716
Automobiles–0.48%
†Ford Motor	145,267	883,224
†General Motors	36,842	932,103
Harley-Davidson	12,826	304,874
†Tesla	599	646,806
Thor Industries	3,525	375,518
Winnebago Industries	3,663	244,029
		3,386,554
LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks–5.06%
1st Source	2,469	$ 87,847
ACNB	300	7,854
Allegiance Bancshares	1,602	40,675
American National Bankshares	691	17,303
Ameris Bancorp	6,384	150,599
Ames National	508	10,028
Arrow Financial	1,171	34,814
Associated Banc-Corp	12,750	174,420
†Atlantic Capital Bancshares	2,130	25,901
Atlantic Union Bankshares	6,253	144,819
†Axos Financial	6,313	139,391
Banc of California	5,022	54,388
BancFirst	2,354	95,502
†Bancorp	7,833	76,763
BancorpSouth Bank	7,866	178,873
Bank of America	117,506	2,790,767
Bank of Hawaii	2,642	162,245
Bank of Marin Bancorp	1,102	36,730
Bank of NT Butterfield & Son	5,367	130,901
Bank OZK	9,438	221,510
BankFinancial	1,093	9,181
BankUnited	7,451	150,883
Bankwell Financial Group	404	6,424
Banner	3,677	139,726
Bar Harbor Bankshares	748	16,748
†Baycom	1,762	22,747
Berkshire Hills Bancorp	4,384	48,312
BOK Financial	2,960	167,062
Boston Private Financial Holdings	7,358	50,623
Bridge Bancorp	1,729	39,490
Brookline Bancorp	8,396	84,632
Bryn Mawr Bank	1,979	54,739
Business First Bancshares	727	11,159
Byline Bancorp	1,200	15,720
C&F Financial	247	8,213
Cadence BanCorp	11,022	97,655
Cambridge Bancorp	195	11,552
Camden National	1,773	61,239
Capital City Bank Group	1,029	21,558
Capstar Financial Holdings	789	9,468
Cathay General Bancorp	6,239	164,086
CBTX	1,491	31,311
Central Pacific Financial	1,797	28,806
Central Valley Community Bancorp	650	10,004
Century Bancorp Class A	314	24,404
CIT Group	5,667	117,477
Citigroup	29,828	1,524,211
Citizens & Northern	830	17,139
Citizens Financial Group	14,049	354,597
City Holding	1,356	88,371
Civista Bancshares	1,887	29,060
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
CNB Financial	1,363	$ 24,439
Codorus Valley Bancorp	389	5,380
Columbia Banking System	5,750	162,984
Comerica	5,568	212,141
Commerce Bancshares	6,104	363,005
Community Bank System	4,121	234,979
Community Trust Bancorp	1,576	51,630
ConnectOne Bancorp	3,369	54,308
Cullen/Frost Bankers	3,653	272,916
†Customers Bancorp	2,725	32,754
CVB Financial	11,809	221,301
Dime Community Bancshares	2,608	35,808
Eagle Bancorp	3,149	103,130
East West Bancorp	8,263	299,451
Enterprise Bancorp	505	12,029
Enterprise Financial Services	1,930	60,062
†Equity Bancshares Class A	1,411	24,608
Farmers & Merchants Bancorp	621	13,190
Farmers National Banc	1,405	16,663
FB Financial	2,573	63,733
Fifth Third Bancorp	24,505	472,456
Financial Institutions	1,236	23,002
First Bancorp	400	8,680
First Bancorp (North Carolina)	3,535	88,658
First BanCorp (Puerto Rico)	19,680	110,011
First Bancshares	606	13,635
First Bank	702	4,577
First Busey	4,895	91,292
First Business Financial Services	400	6,580
First Choice Bancorp	500	8,190
First Citizens BancShares Class A	620	251,112
First Commonwealth Financial	7,586	62,812
First Community Bancshares	1,806	40,545
First Financial	910	33,524
First Financial Bancorp	7,502	104,203
First Financial Bankshares	6,396	184,780
First Foundation	4,144	67,713
First Hawaiian	10,112	174,331
First Horizon National	16,868	168,005
First Internet Bancorp	281	4,670
First Interstate BancSystem Class A	2,923	90,496
First Merchants	4,769	131,481
First Mid-Illinois Bancshares	782	20,512
First Midwest Bancorp	7,574	101,113
First of Long Island	2,890	47,223
First Republic Bank	4,675	495,503

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Flushing Financial	2,575	$ 29,664
FNB	24,438	183,285
Franklin Financial Network	2,036	52,427
Fulton Financial	12,286	129,372
German American Bancorp	3,101	96,441
Glacier Bancorp	6,201	218,833
Great Southern Bancorp	1,288	51,984
Great Western Bancorp	5,711	78,583
Guaranty Bancshares	897	23,205
Hancock Whitney	7,049	149,439
Hanmi Financial	4,326	42,005
†Harborone Bancorp	3,449	29,454
Heartland Financial USA	2,936	98,180
Heritage Commerce	4,676	35,093
Heritage Financial	3,644	72,880
Hilltop Holdings	4,920	90,774
Home BancShares	12,920	198,710
HomeTrust Bancshares	2,018	32,288
Hope Bancorp	13,189	121,603
Horizon Bancorp	5,140	54,947
†Howard Bancorp	745	7,912
Huntington Bancshares	38,165	344,821
IBERIABANK	3,491	158,980
Independent Bank	5,977	230,067
Independent Bank Group	3,633	147,209
International Bancshares	5,132	164,327
Investar Holding	619	8,976
Investors Bancorp	21,482	182,597
JPMorgan Chase & Co.	63,601	5,982,310
KeyCorp	32,934	401,136
Lakeland Bancorp	5,067	57,916
Lakeland Financial	2,086	97,187
Live Oak Bancshares	3,910	56,734
M&T Bank	4,926	512,156
Macatawa Bank	1,713	13,396
Mercantile Bank	1,549	35,007
†Metropolitan Bank Holding	1,000	32,080
Midland States Bancorp	2,021	30,214
MidWestOne Financial Group	1,275	25,500
National Bank Holdings Class A	3,659	98,793
National Bankshares	222	6,349
NBT Bancorp	4,298	132,206
†Nicolet Bankshares	736	40,333
Northrim BanCorp	322	8,095
OceanFirst Financial	5,087	89,684
OFG Bancorp	5,685	76,008
Old National Bancorp	11,890	163,606
Old Second Bancorp	1,033	8,037
Origin Bancorp	1,422	31,284
Orrstown Financial Services	503	7,419
Pacific Premier Bancorp	9,003	195,185
PacWest Bancorp	6,636	130,796
Park National	1,191	83,823
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Parke Bancorp	739	$ 10,013
PCB Bancorp	642	6,613
Peapack Gladstone Financial	2,178	40,794
Peoples Bancorp	1,703	36,240
Peoples Financial Services	412	15,734
People's United Financial	23,840	275,829
People's Utah Bancorp	1,404	31,548
Pinnacle Financial Partners	3,905	163,971
PNC Financial Services Group	6,566	690,809
Popular	5,265	195,700
Preferred Bank	1,329	56,948
Premier Financial Bancorp	1,000	12,820
Prosperity Bancshares	5,680	337,278
QCR Holdings	1,366	42,592
RBB Bancorp	1,258	17,172
Regions Financial	32,340	359,621
Renasant	5,685	141,556
Republic Bancorp Class A	1,808	59,140
†Republic First Bancorp	4,711	11,495
S&T Bancorp	3,057	71,687
Sandy Spring Bancorp	3,595	89,084
†Seacoast Banking Corp. of Florida	3,281	66,932
ServisFirst Bancshares	4,421	158,095
Sierra Bancorp	1,304	24,620
Signature Bank	3,263	348,880
Simmons First National Class A	7,200	123,192
SmartFinancial	542	8,770
South State	5,442	259,366
†Southern First Bancshares	419	11,610
Southern National Bancorp of Virginia	1,601	15,514
Southside Bancshares	3,308	91,698
†Spirit of Texas Bancshares	600	7,386
Sterling Bancorp	12,947	151,739
Stock Yards Bancorp	2,447	98,369
Summit Financial Group	450	7,416
†SVB Financial Group	2,282	491,839
Synovus Financial	9,521	195,466
TCF Financial	10,995	323,473
†Texas Capital Bancshares	2,530	78,101
Tompkins Financial	1,412	91,455
Towne Bank	6,514	122,724
TriCo Bancshares	2,820	85,869
†TriState Capital Holdings	3,275	51,450
†Triumph Bancorp	2,365	57,399
Truist Financial	19,190	720,584
Trustmark	5,255	128,853
UMB Financial	3,731	192,333
Umpqua Holdings	16,206	172,432
United Bankshares	8,773	242,661
United Community Banks	8,036	161,684

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Univest Financial	2,727	$ 44,014
US Bancorp	26,453	973,999
Valley National Bancorp	26,937	210,647
Washington Trust Bancorp	1,505	49,289
Webster Financial	4,326	123,767
Wells Fargo & Co.	61,372	1,571,123
WesBanco	5,072	103,012
West Bancorporation	758	13,257
Westamerica Bancorporation	2,367	135,913
Western Alliance Bancorp	5,374	203,513
Wintrust Financial	2,899	126,454
Zions Bancorp	8,866	301,444
		35,429,838
Beverages–1.50%
†Boston Beer Class A	569	305,354
Brown-Forman Class A	1,328	76,453
Brown-Forman Class B	6,760	430,342
Coca-Cola	80,530	3,598,080
Coca-Cola Consolidated	632	144,848
Constellation Brands Class A	3,033	530,623
†Craft Brew Alliance	613	9,434
Keurig Dr Pepper	4,349	123,512
MGP Ingredients	1,309	48,047
†Molson Coors Beverage Class B	8,465	290,857
†Monster Beverage	4,561	316,169
†National Beverage	2,012	122,772
PepsiCo	34,094	4,509,272
		10,505,763
Biotechnology–2.73%
AbbVie	20,369	1,999,828
†ACADIA Pharmaceuticals	2,258	109,445
†Acceleron Pharma	815	77,645
†Acorda Therapeutics	4,884	3,588
†Aduro Biotech	1,136	2,624
†Adverum Biotechnologies	5,792	120,937
†Agios Pharmaceuticals	1,115	59,630
†Akebia Therapeutics	7,580	102,936
†Albireo Pharma	900	23,841
†Alexion Pharmaceuticals	7,261	814,975
†Alkermes	7,678	148,992
†Alnylam Pharmaceuticals	1,317	195,061
Amgen	14,359	3,386,714
†Amicus Therapeutics	7,114	107,279
†AnaptysBio	1,298	28,997
†Anika Therapeutics	1,049	39,579
†Arcus Biosciences	2,130	52,696
†Ardelyx	2,308	15,971
†Arena Pharmaceuticals	2,941	185,136
†Arrowhead Pharmaceuticals	3,216	138,899
†Assembly Biosciences	1,150	26,818
†Atara Biotherapeutics	2,169	31,602
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Avrobio	1,331	$ 23,226
†Biogen	5,087	1,361,027
†BioMarin Pharmaceutical	2,850	351,519
†BioSpecifics Technologies	665	40,751
†Bluebird Bio	2,545	155,347
†Catalyst Pharmaceuticals	2,500	11,550
†ChemoCentryx	2,856	164,334
†Chimerix	1,691	5,242
†Concert Pharmaceuticals	1,683	16,746
†CRISPR Therapeutics	1,463	107,516
†CytomX Therapeutics	2,639	21,983
†Deciphera Pharmaceuticals	2,920	174,382
†Denali Therapeutics	5,935	143,508
†Eagle Pharmaceuticals	867	41,599
†Emergent BioSolutions	3,148	248,944
†Enanta Pharmaceuticals	1,564	78,529
†Enochian Biosciences	1,600	6,736
†Epizyme	2,880	46,253
†Exact Sciences	2,539	220,741
†Exelixis	16,596	393,989
†FibroGen	2,624	106,351
†Five Prime Therapeutics	2,937	17,916
†G1 Therapeutics	1,617	39,228
Gilead Sciences	35,673	2,744,681
†Global Blood Therapeutics	1,964	123,987
†GlycoMimetics	2,474	9,302
†Halozyme Therapeutics	1,540	41,287
†Heron Therapeutics	3,806	55,986
†Immunomedics	1,248	44,229
†Incyte	2,494	259,301
†Intellia Therapeutics	3,705	77,879
†Ionis Pharmaceuticals	4,279	252,290
†Ironwood Pharmaceuticals	10,828	111,745
†Jounce Therapeutics	728	5,023
†KalVista Pharmaceuticals	1,364	16,504
†Karyopharm Therapeutics	4,686	88,753
†Kindred Biosciences	3,141	14,103
†Krystal Biotech	200	8,284
†Kura Oncology	2,842	46,325
†Ligand Pharmaceuticals	1,432	160,169
†Lineage Cell Therapeutics	4,300	3,741
†Lumos Pharma	21	346
†MacroGenics	4,540	126,757
†Madrigal Pharmaceuticals	698	79,049
†Minerva Neurosciences	4,500	16,245
†Moderna	2,303	147,876
†Molecular Templates	4,176	57,587
†Momenta Pharmaceuticals	4,823	160,461
†Myriad Genetics	6,104	69,219
†Neurocrine Biosciences	1,259	153,598
†ObsEva	800	4,712
†OPKO Health	44,007	150,064
†PDL BioPharma	12,718	37,009
=†πProgenic Pharmaceuticals	8,600	0

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Protagonist Therapeutics	3,512	$ 62,022
†Prothena	4,550	47,593
†Regeneron Pharmaceuticals	1,001	624,274
†REGENXBIO	2,597	95,648
†Retrophin	4,074	83,150
†Rhythm Pharmaceuticals	3,721	82,978
†Rigel Pharmaceuticals	13,503	24,711
†Rocket Pharmaceuticals	1,401	29,323
†Sage Therapeutics	470	19,543
†Sangamo Therapeutics	8,751	78,409
†Sarepta Therapeutics	895	143,504
†Seattle Genetics	1,248	212,060
†Spectrum Pharmaceuticals	5,260	17,779
†Syros Pharmaceuticals	300	3,198
†Ultragenyx Pharmaceutical	1,378	107,787
†United Therapeutics	2,681	324,401
†Vanda Pharmaceuticals	3,572	40,864
†Verastem	6,841	11,767
†Vertex Pharmaceuticals	1,691	490,914
†Xencor	3,816	123,600
		19,140,647
Building Products–1.09%
AAON	4,279	232,307
Advanced Drainage Systems	4,887	241,418
Allegion	3,804	388,845
†American Woodmark	1,539	116,425
AO Smith	8,201	386,431
Apogee Enterprises	2,507	57,761
†Armstrong Flooring	1,730	5,173
Armstrong World Industries	3,181	247,991
†Builders FirstSource	12,545	259,682
Carrier Global	27,344	607,584
†Cornerstone Building Brands	5,674	34,384
CSW Industrials	1,444	99,795
Fortune Brands Home & Security	9,579	612,385
†Gibraltar Industries	2,829	135,820
Griffon	3,933	72,839
Insteel Industries	1,555	29,654
†JELD-WEN Holding	8,808	141,897
Johnson Controls International	20,437	697,719
Lennox International	1,527	355,776
Masco	5,588	280,573
†Masonite International	2,922	227,273
Owens Corning	7,642	426,118
Patrick Industries	2,395	146,694
†PGT Innovations	5,854	91,791
Quanex Building Products	4,826	66,985
†Resideo Technologies	9,867	115,641
Simpson Manufacturing	2,689	226,844
Trane Technologies	7,797	693,777
†Trex	3,250	422,727
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
UFP Industries	4,937	$ 244,431
		7,666,740
Capital Markets–2.99%
Affiliated Managers Group	3,718	277,214
Ameriprise Financial	6,755	1,013,520
Ares Management Class A	1,769	70,229
Artisan Partners Asset Management Class A	3,849	125,093
Bank of New York Mellon	15,925	615,501
BGC Partners Class A	26,990	73,953
BlackRock	2,111	1,148,574
Blackstone Group Class A	5,556	314,803
†Blucora	3,219	36,761
†Brightsphere Investment Group	6,971	86,859
Cboe Global Markets	2,979	277,881
Charles Schwab	26,259	885,979
CME Group	3,540	575,392
Cohen & Steers	3,132	213,133
Cowen Class A	1,499	24,299
Diamond Hill Investment Group	308	35,010
†Donnelley Financial Solutions	3,917	32,903
E*TRADE Financial	10,328	513,611
Eaton Vance	8,190	316,134
Evercore Class A	3,008	177,231
FactSet Research Systems	1,445	474,639
Federated Hermes	9,305	220,529
Franklin Resources	16,476	345,502
GAIN Capital Holdings	2,244	13,509
GAMCO Investors Class A	694	9,237
Goldman Sachs Group	4,799	948,378
Greenhill & Co.	1,658	16,563
Hamilton Lane Class A	1,683	113,384
Houlihan Lokey	2,512	139,768
Interactive Brokers Group Class A	5,930	247,696
Intercontinental Exchange	8,980	822,568
Invesco	17,695	190,398
Janus Henderson Group	10,713	226,687
KKR & Co Class A	12,309	380,102
Lazard Class A	8,039	230,157
Legg Mason	4,297	213,776
LPL Financial Holdings	6,025	472,360
MarketAxess Holdings	1,026	513,944
Moelis & Co. Class A	3,614	112,612
Moody's	2,960	813,201
Morgan Stanley	24,048	1,161,518
Morningstar	2,699	380,478
MSCI	2,003	668,641
Nasdaq	4,429	529,133
Northern Trust	7,740	614,092

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Oppenheimer Holdings Class A	765	$ 16,669
Piper Sandler	1,763	104,299
PJT Partners Class A	816	41,893
Raymond James Financial	5,253	361,564
S&P Global	1,933	636,885
Safeguard Scientifics	1,565	10,955
SEI Investments	9,150	503,067
State Street	9,159	582,054
Stifel Financial	4,526	214,668
†Stonex Group	1,244	68,420
T. Rowe Price Group	6,836	844,246
TD Ameritrade Holding	14,487	527,037
Virtu Financial Class A	5,162	121,823
Virtus Investment Partners	748	86,985
Waddell & Reed Financial Class A	7,035	109,113
†Westwood Holdings Group	439	6,914
WisdomTree Investments	12,310	42,716
		20,952,260
Chemicals–2.43%
†AdvanSix	2,562	30,078
†AgroFresh Solutions	1,708	5,175
Air Products & Chemicals	5,097	1,230,722
Albemarle	5,838	450,752
†American Vanguard	2,114	29,089
Ashland Global Holdings	3,222	222,640
†Axalta Coating Systems	15,781	355,862
Balchem	1,569	148,835
Cabot	4,349	161,131
Celanese	5,068	437,571
CF Industries Holdings	9,294	261,533
Chase	890	91,225
Chemours	12,226	187,669
†Corteva	21,691	581,102
†Dow	21,640	882,046
DuPont de Nemours	11,192	594,631
Eastman Chemical	6,499	452,590
Ecolab	3,204	637,436
†Element Solutions	18,605	201,864
†Ferro	7,033	83,974
†Flotek Industries	3,167	3,800
FMC	4,935	491,625
FutureFuel	4,158	49,688
†GCP Applied Technologies	6,782	126,010
Hawkins	885	37,683
HB Fuller	4,149	185,045
Huntsman	16,427	295,193
†Ingevity	2,010	105,666
Innospec	2,058	158,981
International Flavors & Fragrances	2,431	297,700
†Intrepid Potash	12,831	12,703
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
†Koppers Holdings	1,060	$ 19,970
†Kraton	2,937	50,751
Kronos Worldwide	7,704	80,199
Linde	7,703	1,633,883
†Livent	7,469	46,009
†LSB Industries	2,413	2,799
LyondellBasell Industries Class A	17,181	1,129,135
Minerals Technologies	3,483	163,457
Mosaic	14,831	185,536
NewMarket	666	266,720
Olin	12,382	142,269
PolyOne	6,532	171,334
PPG Industries	11,888	1,260,841
†PQ Group Holdings	660	8,738
†Rayonier Advanced Materials	7,464	20,974
RPM International	6,108	458,467
Scotts Miracle-Gro	3,385	455,181
Sensient Technologies	3,215	167,694
Sherwin-Williams	1,796	1,037,819
Stepan	1,997	193,909
†Trecora Resources	817	5,123
Tredegar	3,415	52,591
Trinseo	3,760	83,322
†Tronox Holdings Class A	7,716	55,710
Valvoline	8,731	168,770
†Venator Materials	3,553	6,360
W R Grace & Co.	3,442	174,888
Westlake Chemical	2,459	131,925
		16,984,393
Commercial Services & Supplies–1.07%
ABM Industries	6,213	225,532
ACCO Brands	7,956	56,488
ADT	16,250	129,675
†Advanced Disposal Services	5,176	156,160
†ARC Document Solutions	3,148	3,148
Brady Class A	2,770	129,691
†BrightView Holdings	3,756	42,067
Brink's	3,738	170,116
†Casella Waste Systems Class A	3,509	182,889
†CECO Environmental	1,187	7,822
†Cimpress	1,819	138,862
Cintas	2,207	587,856
†Civeo	7,562	4,662
†Clean Harbors	4,340	260,313
†Copart	6,626	551,747
Covanta Holding	11,966	114,754
Deluxe	3,259	76,717
Ennis	3,933	71,345
†Harsco	8,374	113,133
Healthcare Services Group	4,016	98,231
†Heritage-Crystal Clean	2,134	37,260

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Herman Miller	5,536	$ 130,705
HNI	3,300	100,881
†IAA	5,875	226,599
Interface	5,671	46,162
†KAR Auction Services	9,508	130,830
Kimball International Class B	3,544	40,969
Knoll	4,930	60,097
Matthews International Class A	3,479	66,449
McGrath RentCorp	2,409	130,110
Mobile Mini	3,771	111,244
MSA Safety	2,600	297,544
NL Industries	2,090	7,127
†PICO Holdings	1,481	12,485
Pitney Bowes	13,105	34,073
Quad/Graphics	4,623	15,025
Republic Services	6,731	552,279
Rollins	5,703	241,750
†RR Donnelley & Sons	1,900	2,261
†SP Plus	1,793	37,133
Steelcase Class A	9,268	111,772
†Stericycle	4,904	274,526
†Team	1,744	9,714
Tetra Tech	3,324	262,995
UniFirst	1,034	185,034
†US Ecology	1,884	63,830
†Viad	2,218	42,186
VSE	1,374	43,130
Waste Management	10,092	1,068,844
		7,464,222
Communications Equipment–1.24%
†Acacia Communications	2,090	140,427
ADTRAN	4,319	47,207
†Applied Optoelectronics	1,210	13,153
†Arista Networks	2,647	555,949
†CalAmp	3,203	25,656
†Calix	2,250	33,525
†Casa Systems	3,998	16,632
†Ciena	8,129	440,267
Cisco Systems	99,544	4,642,732
†CommScope Holding	9,089	75,711
Comtech Telecommunications	2,049	34,608
†Digi International	1,498	17,452
†EchoStar Class A	4,341	121,374
†F5 Networks	2,769	386,220
†Harmonic	6,256	29,716
†Infinera	18,222	107,874
InterDigital	2,062	116,771
Juniper Networks	15,147	346,260
†Lumentum Holdings	3,600	293,148
Motorola Solutions	3,286	460,467
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†NETGEAR	3,396	$ 87,923
†NetScout Systems	6,765	172,913
†Palo Alto Networks	474	108,864
†Plantronics	2,077	30,490
†Ribbon Communications	9,487	37,284
Ubiquiti	822	143,488
†ViaSat	2,404	92,242
†Viavi Solutions	10,641	135,566
		8,713,919
Construction & Engineering–0.43%
†AECOM	9,550	358,889
†Aegion	3,333	52,895
†Ameresco Class A	3,022	83,951
Arcosa	2,983	125,883
Argan	2,180	103,288
Comfort Systems USA	3,560	145,070
†Construction Partners Class A	2,150	38,184
†Dycom Industries	2,773	113,388
EMCOR Group	3,811	252,060
†Fluor	7,505	90,660
†Goldfield	1,529	5,673
Granite Construction	3,849	73,670
†Great Lakes Dredge & Dock	10,048	93,044
†IES Holdings	1,179	27,317
Jacobs Engineering Group	3,866	327,837
†MasTec	5,994	268,951
†MYR Group	1,677	53,513
†Northwest Pipe	539	13,513
†NV5 Global	1,036	52,660
Primoris Services	5,392	95,762
Quanta Services	7,670	300,894
†Sterling Construction	2,101	21,997
†Tutor Perini	6,372	77,611
Valmont Industries	1,274	144,752
†Willscot	9,608	118,082
		3,039,544
Construction Materials–0.17%
†Eagle Materials	2,323	163,121
†Forterra	1,614	18,012
Martin Marietta Materials	1,969	406,736
†Summit Materials Class A	9,322	149,898
Tecnoglass	1,700	9,265
†U.S. Concrete	1,522	37,746
United States Lime & Minerals	277	23,390
Vulcan Materials	3,325	385,201
		1,193,369
Consumer Finance–0.96%
Ally Financial	17,261	342,286
American Express	18,796	1,789,379

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Capital One Financial	7,836	$ 490,455
†Credit Acceptance	1,348	564,825
Curo Group Holdings	1,445	11,806
Discover Financial Services	15,411	771,937
†Encore Capital Group	3,155	107,838
†Enova International	4,456	66,261
†EZCORP Class A	4,961	31,254
FirstCash	2,903	195,894
†Green Dot Class A	3,291	161,522
†LendingClub	7,603	34,594
†LendingTree	675	195,433
Navient	19,693	138,442
Nelnet Class A	2,278	108,752
OneMain Holdings	8,941	219,412
†PRA Group	5,108	197,475
†Regional Management	567	10,041
Santander Consumer USA Holdings	18,724	344,709
SLM	27,460	193,044
Synchrony Financial	29,712	658,418
†World Acceptance	929	60,868
		6,694,645
Containers & Packaging–0.84%
†Amcor	38,673	394,851
AptarGroup	4,565	511,189
Avery Dennison	4,167	475,413
Ball	9,721	675,512
†Berry Global Group	10,390	460,485
†Crown Holdings	7,419	483,200
Graphic Packaging Holding	25,771	360,536
Greif Class A	2,348	80,795
Greif Class B	709	29,658
International Paper	16,005	563,536
Myers Industries	4,079	59,349
†O-I Glass	14,147	127,040
Packaging Corp. of America	4,433	442,413
Sealed Air	5,125	168,356
Silgan Holdings	8,348	270,392
Sonoco Products	7,114	371,991
†UFP Technologies	419	18,461
WestRock	14,608	412,822
		5,905,999
Distributors–0.21%
Core-Mark Holding	3,924	97,923
†Funko Class A	1,250	7,250
Genuine Parts	5,349	465,149
†LKQ	18,690	489,678
Pool	1,456	395,843
Weyco Group	507	10,946
		1,466,789
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.38%
†Adtalem Global Education	3,961	$ 123,385
†American Public Education	2,363	69,945
†Bright Horizons Family Solutions	2,966	347,615
Carriage Services	1,652	29,934
†Chegg	2,227	149,788
Collectors Universe	466	15,975
†frontdoor	3,903	173,020
Graham Holdings Class B	413	141,523
†Grand Canyon Education	3,013	272,767
H&R Block	9,686	138,316
†Houghton Mifflin Harcourt	13,987	25,316
†K12	2,788	75,945
†Laureate Education Class A	6,158	61,365
†Perdoceo Education	6,090	97,014
†Regis	4,078	33,358
†Select Interior Concepts Class A	2,001	7,004
Service Corp. International	10,544	410,056
†ServiceMaster Global Holdings	7,031	250,936
Strategic Education	1,317	202,357
†WW International	1,972	50,049
†Zovio	2,198	6,726
		2,682,394
Diversified Financial Services–0.89%
†Berkshire Hathaway Class B	28,085	5,013,454
†Cannae Holdings	8,010	329,211
Equitable Holdings	15,508	299,149
Jefferies Financial Group	15,232	236,858
Marlin Business Services	729	6,167
†On Deck Capital	7,801	5,605
Voya Financial	6,997	326,410
		6,216,854
Diversified Telecommunication Services–1.92%
†Anterix	1,166	52,867
AT&T	149,019	4,504,844
ATN International	1,618	98,002
CenturyLink	65,477	656,734
†Cincinnati Bell	2,697	40,051
Cogent Communications Holdings	2,631	203,534
†Consolidated Communications Holdings	6,890	46,645
†GCI Liberty Class A	5,698	405,242
†IDT Class B	1,774	11,584
†Iridium Communications	7,987	203,189
†Liberty Latin America Class A	2,617	25,437
†Liberty Latin America Class C	9,575	90,388
†ORBCOMM	4,983	19,185

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications	125,616	$ 6,925,210
†Vonage Holdings	14,080	141,645
		13,424,557
Electric Utilities–0.95%
ALLETE	2,509	137,016
Alliant Energy	5,343	255,609
American Electric Power	3,298	262,653
Avangrid	1,617	67,882
Duke Energy	5,298	423,257
Edison International	7,419	402,926
El Paso Electric	2,884	193,228
Entergy	3,777	354,320
Evergy	5,103	302,557
Eversource Energy	2,408	200,514
Exelon	6,288	228,192
FirstEnergy	10,192	395,246
Hawaiian Electric Industries	4,111	148,243
IDACORP	1,690	147,655
MGE Energy	1,792	115,602
NextEra Energy	3,154	757,496
NRG Energy	15,841	515,783
OGE Energy	5,679	172,414
Otter Tail	2,726	105,742
†PG&E	4,692	41,618
Pinnacle West Capital	2,485	182,126
PNM Resources	4,259	163,716
Portland General Electric	3,574	149,429
PPL	13,594	351,269
Southern	6,267	324,944
Xcel Energy	3,561	222,562
		6,621,999
Electrical Equipment–0.89%
Acuity Brands	2,710	259,455
Allied Motion Technologies	758	26,757
AMETEK	7,178	641,498
†Atkore International Group	3,256	89,052
AZZ	2,373	81,442
Eaton	7,536	659,249
Emerson Electric	16,102	998,807
Encore Wire	2,296	112,091
EnerSys	2,817	181,358
†Generac Holdings	4,872	594,043
GrafTech International	10,007	79,856
Hubbell	3,699	463,707
LSI Industries	457	2,957
nVent Electric	9,432	176,661
Powell Industries	1,009	27,636
Preformed Line Products	449	22,454
Regal Beloit	3,411	297,849
Rockwell Automation	3,377	719,301
†Sensata Technologies Holding	11,913	443,521
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Sunrun	9,740	$ 192,073
†Thermon Group Holdings	3,338	48,635
†TPI Composites	2,494	58,285
†Vicor	1,194	85,908
		6,262,595
Electronic Equipment, Instruments & Components–1.51%
Amphenol Class A	4,850	464,678
†Arlo Technologies	5,053	13,037
†Arrow Electronics	4,841	332,528
Avnet	6,028	168,091
Badger Meter	2,342	147,359
Bel Fuse Class B	886	9,507
Belden	3,941	128,280
Benchmark Electronics	3,326	71,842
CDW	4,971	577,531
Cognex	3,912	233,625
†Coherent	1,139	149,186
Corning	24,945	646,075
CTS	2,254	45,170
†Daktronics	2,615	11,375
Dolby Laboratories Class A	2,941	193,724
†ePlus	1,064	75,203
†Fabrinet	2,893	180,581
†FARO Technologies	1,500	80,400
†Fitbit Class A	21,605	139,568
†Flex	37,460	383,965
FLIR Systems	6,615	268,371
†Insight Enterprises	3,069	150,995
†IPG Photonics	2,199	352,698
†Itron	3,186	211,072
Jabil	12,991	416,751
†Keysight Technologies	6,786	683,893
†Kimball Electronics	2,876	38,941
†Knowles	8,883	135,555
Littelfuse	1,254	213,970
Methode Electronics	3,230	100,970
†MTS Systems	2,104	37,009
National Instruments	6,508	251,925
†Novanta	2,049	218,772
†OSI Systems	1,634	121,962
PC Connection	2,418	112,098
†Plexus	2,580	182,045
†Rogers	1,055	131,453
†Sanmina	6,838	171,223
†ScanSource	2,416	58,201
†SYNNEX	3,860	462,312
TE Connectivity	8,658	706,060
=†Tech Data	2,619	379,755
†Trimble	8,188	353,640
†TTM Technologies	9,483	112,468
Vishay Intertechnology	8,859	135,277
†Vishay Precision Group	600	14,748

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Zebra Technologies Class A	1,914	$ 489,888
		10,563,777
Energy Equipment & Services–0.42%
Archrock	12,683	82,313
Baker Hughes	16,384	252,150
†Bristow Group	446	6,213
Cactus Class A	2,654	54,752
†ChampionX	8,993	87,772
Core Laboratories	2,200	44,704
†DMC Global	1,628	44,933
†Dril-Quip	2,977	88,685
†Exterran	3,133	16,887
†Forum Energy Technologies	7,605	4,016
†Frank's International	21,445	47,822
†Geospace Technologies	1,182	8,889
Halliburton	27,250	353,705
†Helix Energy Solutions Group	17,552	60,905
Helmerich & Payne	5,797	113,099
†Independence Contract Drilling	97	377
†ION Geophysical	673	1,575
†KLX Energy Services Holdings	2,464	5,298
†Liberty Oilfield Services Class A	5,858	32,102
†Mammoth Energy Services	2,622	3,094
†Matrix Service	2,351	22,852
†Nabors Industries	576	21,324
†National Oilwell Varco	18,750	229,687
†Natural Gas Services Group	679	4,257
†Newpark Resources	12,475	27,819
†NexTier Oilfield Solutions	22,622	55,424
†Nine Energy Service	1,065	2,077
†Noble	19,130	6,143
†Oceaneering International	8,932	57,075
†Oil States International	5,610	26,647
Patterson-UTI Energy	14,628	50,759
†ProPetro Holding	8,008	41,161
†RPC	7,313	22,524
Schlumberger	39,253	721,863
†SEACOR Holdings	2,396	67,855
†SEACOR Marine Holdings	1,843	4,700
†Select Energy Services Class A	9,056	44,374
Solaris Oilfield Infrastructure Class A	2,100	15,582
TechnipFMC	17,349	118,667
†TETRA Technologies	6,409	3,426
†Tidewater	3,355	18,754
†Transocean	21,123	38,655
†U.S. Silica Holdings	8,053	29,071
		2,939,987
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–0.81%
Activision Blizzard	8,780	$ 666,402
†AMC Entertainment Holdings Class A	6,725	28,850
†Cinemark Holdings	8,197	94,675
†Electronic Arts	3,076	406,186
†Glu Mobile	4,125	38,239
†IMAX	5,889	66,016
†Lions Gate Entertainment Class A	6,284	46,565
†Lions Gate Entertainment Class B	9,423	64,359
†Live Nation Entertainment	6,553	290,495
†Madison Square Garden Entertainment	1,022	76,650
†Marcus	2,001	26,553
†Netflix	1,883	856,840
†Reading International Class A	1,404	5,967
†Roku	728	84,834
†Take-Two Interactive Software	2,462	343,621
†Walt Disney	18,634	2,077,877
World Wrestling Entertainment Class A	2,951	128,221
†Zynga Class A	41,823	398,991
		5,701,341
Food & Staples Retailing–1.33%
Andersons	2,422	33,327
†BJ's Wholesale Club Holdings	5,171	192,723
Casey's General Stores	2,858	427,328
†Chefs' Warehouse	2,797	37,983
Costco Wholesale	4,704	1,426,300
Ingles Markets Class A	1,907	82,135
Kroger	42,500	1,438,625
Natural Grocers by Vitamin Cottage	2,445	36,382
†Performance Food Group	8,173	238,161
PriceSmart	2,449	147,748
†Rite Aid	1,528	26,068
SpartanNash	3,365	71,506
†Sprouts Farmers Market	9,046	231,487
Sysco	16,326	892,379
†U.S. Foods Holding	10,600	209,032
†United Natural Foods	3,773	68,706
Village Super Market Class A	880	24,394
Walgreens Boots Alliance	15,170	643,056
Walmart	24,564	2,942,276
Weis Markets	2,988	149,759
		9,319,375
Food Products–1.66%
Alico	310	9,660
Archer-Daniels-Midland	16,832	671,597

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
B&G Foods	4,796	$ 116,926
Bunge	7,479	307,611
Calavo Growers	1,639	103,109
†Cal-Maine Foods	4,014	178,543
Campbell Soup	11,611	576,254
Conagra Brands	16,132	567,362
†Darling Ingredients	12,541	308,759
†Dean Foods	6,682	534
†Farmer Bros	1,079	7,920
Flowers Foods	13,973	312,436
Fresh Del Monte Produce	4,507	110,962
†Freshpet	682	57,056
General Mills	9,962	614,157
†Hain Celestial Group	6,883	216,883
Hershey	3,913	507,203
Hormel Foods	10,944	528,267
†Hostess Brands	11,047	134,994
Ingredion	4,964	412,012
J & J Snack Foods	1,165	148,106
JM Smucker	3,964	419,431
John B Sanfilippo & Son	872	74,408
Kellogg	10,986	725,735
Kraft Heinz	9,121	290,869
Lamb Weston Holdings	5,830	372,712
Lancaster Colony	2,052	318,039
†Landec	2,083	16,581
†Lifeway Foods	699	1,608
Limoneira	992	14,374
McCormick & Co Non-Voting Shares	4,492	805,910
Mondelez International Class A	13,538	692,198
†Pilgrim's Pride	12,586	212,578
†Post Holdings	5,163	452,382
Sanderson Farms	1,711	198,288
Seaboard	55	161,360
†Seneca Foods Class A	364	12,307
†Simply Good Foods	6,162	114,490
Tootsie Roll Industries	1,550	53,119
†TreeHouse Foods	4,349	190,486
Tyson Foods Class A	9,729	580,919
		11,598,145
Gas Utilities–0.24%
Atmos Energy	2,669	265,779
Chesapeake Utilities	1,108	93,072
National Fuel Gas	3,810	159,753
New Jersey Resources	8,206	267,926
Northwest Natural Holding	1,838	102,542
ONE Gas	2,252	173,517
South Jersey Industries	4,505	112,580
Southwest Gas Holdings	1,839	126,983
Spire	2,361	155,141
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
UGI	5,970	$ 189,846
		1,647,139
Health Care Equipment & Supplies–2.44%
Abbott Laboratories	15,798	1,444,411
†ABIOMED	1,027	248,082
†Accuray	4,267	8,662
†Align Technology	1,953	535,981
†AngioDynamics	3,064	31,161
†AtriCure	393	17,665
Atrion	84	53,509
†Avanos Medical	3,726	109,507
†AxoGen	1,694	15,653
Baxter International	6,106	525,727
Becton Dickinson & Co.	3,543	847,734
†Boston Scientific	14,414	506,076
†Cantel Medical	2,139	94,608
CONMED	2,222	159,962
Cooper	1,351	383,198
†CryoLife	2,557	49,018
†Cutera	403	4,905
Danaher	6,063	1,072,120
DENTSPLY SIRONA	6,983	307,671
†DexCom	500	202,700
†Edwards Lifesciences	4,980	344,168
†Envista Holdings	4,536	95,664
†Globus Medical Class A	3,851	183,731
†Haemonetics	2,274	203,659
†Heska	416	38,759
Hill-Rom Holdings	4,208	461,954
†Hologic	10,745	612,465
†ICU Medical	892	164,405
†IDEXX Laboratories	2,480	818,797
†Inogen	962	34,170
†Insulet	1,923	373,562
†Integer Holdings	2,023	147,780
†Integra LifeSciences Holdings	4,404	206,944
†Intuitive Surgical	734	418,255
†Invacare	2,243	14,288
†Lantheus Holdings	5,690	81,367
LeMaitre Vascular	1,009	26,638
†LivaNova	3,030	145,834
†Masimo	1,480	337,425
Medtronic	12,773	1,171,284
†Meridian Bioscience	2,980	69,404
†Merit Medical Systems	3,063	139,826
Mesa Laboratories	195	42,276
†Natus Medical	2,866	62,536
†Neogen	1,534	119,038
†Novocure	459	27,219
†NuVasive	2,785	155,013
†OraSure Technologies	3,929	45,694
†Orthofix Medical	1,631	52,192

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Oxford Immunotec Global	1,586	$ 20,618
†Penumbra	250	44,705
†Quidel	1,784	399,152
ResMed	2,939	564,288
†RTI Surgical Holdings	5,064	16,104
†SeaSpine Holdings	660	6,910
†Sientra	3,943	15,259
STERIS	2,005	307,647
Stryker	3,329	599,853
†Surmodics	576	24,906
†Tandem Diabetes Care	570	56,384
Teleflex	1,116	406,202
Utah Medical Products	304	26,940
†Varex Imaging	2,809	42,556
†Varian Medical Systems	1,862	228,132
West Pharmaceutical Services	2,048	465,244
†Wright Medical Group	3,860	114,719
Zimmer Biomet Holdings	4,352	519,455
		17,071,771
Health Care Providers & Services–2.81%
†Acadia Healthcare	6,534	164,134
†Addus HomeCare	1,037	95,985
†Amedisys	1,787	354,791
†American Renal Associates Holdings	1,885	12,290
AmerisourceBergen	7,871	793,161
†AMN Healthcare Services	4,312	195,075
Anthem	4,670	1,228,117
†Apollo Medical Holdings	699	11,533
†BioTelemetry	1,654	74,744
†Brookdale Senior Living	18,477	54,507
†Capital Senior Living	1,634	1,160
Cardinal Health	10,655	556,084
†Centene	9,803	622,981
Chemed	857	386,567
Cigna	8,355	1,567,816
†Community Health Systems	5,888	17,723
†CorVel	1,434	101,656
†Covetrus	2,511	44,922
†Cross Country Healthcare	2,183	13,447
CVS Health	27,282	1,772,512
†DaVita	6,324	500,481
Encompass Health	7,712	477,604
Ensign Group	4,466	186,902
†Enzo Biochem	4,475	10,024
†Five Star Senior Living	46	179
†Guardant Health	1,462	118,612
†Hanger	1,874	31,033
†HCA Healthcare	1,747	169,564
†Henry Schein	4,163	243,078
Humana	3,159	1,224,902
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Laboratory Corp of America Holdings	2,832	$ 470,424
†LHC Group	1,435	250,149
†Magellan Health	2,574	187,851
McKesson	5,376	824,786
†MEDNAX	6,230	106,533
†Molina Healthcare	3,980	708,360
National HealthCare	1,341	85,073
National Research	1,656	96,396
†Option Care Health	2,498	34,672
Owens & Minor	4,089	31,158
Patterson	8,147	179,234
†Pennant Group	2,233	50,466
†PetIQ	1,642	57,207
†Premier Class A	5,444	186,620
†Providence Service	1,393	109,922
Quest Diagnostics	4,224	481,367
†R1 RCM	3,825	42,649
†RadNet	3,391	53,815
†Select Medical Holdings	11,079	163,194
†Surgery Partners	2,617	30,279
†Tenet Healthcare	7,097	128,527
†Triple-S Management Class B	2,892	55,006
†U.S. Physical Therapy	663	53,716
UnitedHealth Group	13,398	3,951,740
†Universal Health Services Class B	3,346	310,810
		19,681,538
Health Care Technology–0.29%
†Allscripts Healthcare Solutions	17,867	120,960
†Castlight Health Class B	4,422	3,670
Cerner	11,189	767,006
†Change Healthcare	10,678	119,594
Computer Programs and Systems	313	7,133
†Evolent Health Class A	8,471	60,313
†HealthStream	2,713	60,039
†HMS Holdings	4,321	139,957
†Inovalon Holdings Class A	2,937	56,567
†NextGen Healthcare	5,227	57,392
†Omnicell	1,955	138,062
†Tabula Rasa HealthCare	747	40,883
†Teladoc Health	1,764	336,642
†Veeva Systems Class A	505	118,382
		2,026,600
Hotels, Restaurants & Leisure–1.57%
Aramark	11,379	256,824
†BBX Capital	5,112	12,985
†Biglari Holdings Class A	5	1,675
†Biglari Holdings Class B	131	9,036
†BJ's Restaurants	2,258	47,283

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Bloomin' Brands	6,385	$ 68,064
†Boyd Gaming	3,072	64,205
†Brinker International	2,294	55,056
†Caesars Entertainment	14,556	176,564
†Carnival	13,337	218,994
†Carrols Restaurant Group	3,714	17,976
†Cheesecake Factory	4,371	100,183
†Chipotle Mexican Grill	315	331,493
†Choice Hotels International	2,305	181,865
Churchill Downs	2,455	326,883
†Chuy's Holdings	1,208	17,975
Cracker Barrel Old Country Store	1,986	220,267
†Darden Restaurants	7,763	588,203
†Dave & Buster's Entertainment	3,378	45,029
†Del Taco Restaurants	2,099	12,447
†Denny's	3,309	33,421
†Dine Brands Global	1,438	60,540
Domino's Pizza	1,012	373,873
†Drive Shack	2,401	4,442
Dunkin' Brands Group	3,151	205,540
†El Pollo Loco Holdings	3,403	50,228
†Eldorado Resorts	3,038	121,702
†Everi Holdings	1,700	8,772
Extended Stay America	8,699	97,342
†Fiesta Restaurant Group	1,638	10,450
†Hilton Grand Vacations	7,362	143,927
†Hilton Worldwide Holdings	5,980	439,231
†Hyatt Hotels Class A	1,871	94,093
International Game Technology	8,417	74,911
†Jack in the Box	1,505	111,506
†Las Vegas Sands	9,352	425,890
†Lindblad Expeditions Holdings	3,242	25,028
Marriott International Class A	2,259	193,664
†Marriott Vacations Worldwide	3,030	249,096
McDonald's	4,858	896,155
MGM Resorts International	14,466	243,029
Nathan's Famous	298	16,760
†Norwegian Cruise Line Holdings	9,314	153,029
Papa John's International	1,423	113,000
†Penn National Gaming	4,655	142,164
†Planet Fitness Class A	2,912	176,380
†Playa Hotels & Resorts	8,515	30,824
†PlayAGS	1,440	4,867
†Potbelly	1,460	3,329
†Red Lion Hotels	900	2,097
†Red Robin Gourmet Burgers	1,284	13,097
†Red Rock Resorts Class A	5,032	54,899
†Royal Caribbean Cruises	6,775	340,783
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Ruth's Hospitality Group	3,701	$ 30,200
†Scientific Games Class A	4,657	71,997
†SeaWorld Entertainment	6,745	99,893
†Shake Shack Class A	1,683	89,165
†Six Flags Entertainment	3,105	59,647
Starbucks	8,842	650,683
†Texas Roadhouse	5,242	275,572
Vail Resorts	2,404	437,889
Wendy's	13,624	296,731
Wingstop	1,345	186,915
Wyndham Destinations	3,985	112,297
Wyndham Hotels & Resorts	5,462	232,790
†Wynn Resorts	6,207	462,359
Yum! Brands	3,499	304,098
		10,977,312
Household Durables–1.09%
Bassett Furniture Industries	722	5,307
†Beazer Homes USA	5,198	52,344
†Cavco Industries	841	162,187
†Century Communities	4,298	131,777
DR Horton	14,485	803,193
†Ethan Allen Interiors	3,964	46,894
Flexsteel Industries	419	5,292
Garmin	5,124	499,590
†GoPro Class A	2,100	9,996
†Green Brick Partners	3,200	37,920
Hamilton Beach Brands Holding Class A	652	7,759
†Helen of Troy	1,664	313,764
Hooker Furniture	831	16,163
†Installed Building Products	2,690	185,018
†iRobot	2,378	199,514
KB Home	5,148	157,941
†La-Z-Boy	4,782	129,401
Leggett & Platt	7,210	253,431
Lennar Class A	9,688	596,975
Lennar Class B	563	25,949
†LGI Homes	2,016	177,468
Lifetime Brands	785	5,275
†M/I Homes	1,091	37,574
MDC Holdings	6,267	223,732
†Meritage Homes	2,325	176,979
†Mohawk Industries	3,717	378,242
†New Home	448	1,505
Newell Brands	22,715	360,714
†NVR	36	117,315
PulteGroup	15,823	538,457
†Skyline Champion	4,969	120,945
†Sonos	4,299	62,894
†Taylor Morrison Home	10,755	207,464
†Tempur Sealy International	3,929	282,692
Toll Brothers	7,489	244,066
†TopBuild	2,631	299,329

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†TRI Pointe Group	8,843	$ 129,904
†Tupperware Brands	2,421	11,500
†Turtle Beach	601	8,847
†Universal Electronics	1,209	56,605
Whirlpool	4,083	528,871
†ZAGG	2,221	6,974
		7,617,767
Household Products–1.02%
†Central Garden & Pet	894	32,175
†Central Garden & Pet Class A	4,361	147,358
Church & Dwight	8,227	635,947
Clorox	3,633	796,971
Colgate-Palmolive	9,816	719,120
Energizer Holdings	4,329	205,584
Kimberly-Clark	2,310	326,519
Oil-Dri Corp. of America	282	9,785
Procter & Gamble	33,420	3,996,030
Spectrum Brands Holdings	3,230	148,257
WD-40	775	153,683
		7,171,429
Independent Power and Renewable Electricity Producers–0.19%
AES	14,524	210,453
†Atlantic Power	7,500	15,000
Atlantica Sustainable Infrastructure	6,830	198,753
Clearway Energy Class A	2,006	42,066
Clearway Energy Class C	3,534	81,494
Ormat Technologies	2,822	179,169
TerraForm Power Class A	10,576	195,021
Vistra Energy	21,498	400,293
		1,322,249
Industrial Conglomerates–0.80%
3M	13,652	2,129,575
Carlisle	3,772	451,395
General Electric	100,319	685,179
Honeywell International	11,353	1,641,530
Raven Industries	3,094	66,552
Roper Technologies	1,641	637,135
		5,611,366
Insurance–2.95%
Aflac	15,289	550,863
Alleghany	792	387,399
Allstate	7,834	759,820
†Ambac Financial Group	2,234	31,991
American Equity Investment Life Holding	7,529	186,042
American Financial Group	4,583	290,837
American International Group	13,893	433,184
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
American National Insurance	1,541	$ 111,060
AMERISAFE	1,468	89,783
Aon Class A	5,491	1,057,567
†Arch Capital Group	11,382	326,094
Argo Group International Holdings	2,598	90,488
Arthur J. Gallagher & Co.	5,072	494,469
Assurant	3,264	337,139
Assured Guaranty	5,886	143,677
†Athene Holding Class A	8,668	270,355
Axis Capital Holdings	5,346	216,834
†Brighthouse Financial	7,889	219,472
Brown & Brown	8,544	348,253
Chubb	6,233	789,222
Cincinnati Financial	5,597	358,376
CNA Financial	3,226	103,716
CNO Financial Group	6,176	96,160
Crawford & Co. Class A	1,300	10,257
Crawford & Co. Class B	2,614	18,376
Donegal Group Class A	996	14,163
†eHealth	1,543	151,584
Employers Holdings	3,289	99,163
†Enstar Group	1,075	164,228
Erie Indemnity Class A	1,287	246,975
Everest Re Group	1,376	283,731
FBL Financial Group Class A	1,968	70,632
FedNat Holding	630	6,974
Fidelity National Financial	10,551	323,494
First American Financial	6,407	307,664
†Genworth Financial Class A	22,919	52,943
Global Indemnity	1,056	25,281
†Globe Life	4,937	366,473
†Goosehead Insurance Class A	845	63,510
†Greenlight Capital Re Class A	1,907	12,434
†Hallmark Financial Services	1,100	3,839
Hanover Insurance Group	3,093	313,414
Hartford Financial Services Group	16,135	622,004
HCI Group	887	40,962
Heritage Insurance Holdings	4,237	55,462
Horace Mann Educators	3,431	126,021
Independence Holding	654	20,006
Investors Title	124	15,044
James River Group Holdings	3,525	158,625
Kemper	3,591	260,419
Kinsale Capital Group	1,236	191,840
Loews	9,293	318,657
†Maiden Holdings	5,521	6,846
†Markel	500	461,585
Marsh & McLennan	9,655	1,036,657
Mercury General	4,124	168,053
MetLife	11,767	429,731
National General Holdings	7,115	153,755

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
National Western Life Group Class A	298	$ 60,551
†NI Holdings	863	12,746
Old Republic International	16,763	273,405
†Palomar Holdings	463	39,707
Primerica	3,375	393,525
Principal Financial Group	9,079	377,142
ProAssurance	5,089	73,638
Progressive	14,703	1,177,857
Protective Insurance Class B	771	11,619
Prudential Financial	10,215	622,093
Reinsurance Group of America	2,470	193,747
RenaissanceRe Holdings	1,749	299,131
RLI	2,059	169,044
Safety Insurance Group	1,159	88,385
Selective Insurance Group	3,458	182,375
State Auto Financial	4,199	74,952
Stewart Information Services	1,688	54,877
†Third Point Reinsurance	9,845	73,936
Tiptree Financial	1,600	10,320
Travelers	6,173	704,031
United Fire Group	2,734	75,759
United Insurance Holdings	4,881	38,169
Universal Insurance Holdings	3,924	69,651
Unum Group	9,940	164,905
White Mountains Insurance Group	255	226,432
Willis Towers Watson	3,133	617,044
WR Berkley	5,500	315,095
		20,693,739
Interactive Media & Services–2.53%
†Alphabet Class A	2,914	4,132,198
†Alphabet Class C	2,938	4,153,186
†ANGI Homeservices Class A	1,639	19,914
†Cargurus	3,083	78,154
†Cars.com	6,651	38,310
†DHI Group	3,155	6,625
†Facebook Class A	31,822	7,225,821
†InterActiveCorp	1,237	400,046
†Liberty TripAdvisor Holdings Class A	5,610	11,949
†Match Group	1,908	204,251
†Meet Group	4,249	26,514
†QuinStreet	3,300	34,518
†Snap Class A	16,740	393,223
TripAdvisor	4,445	84,499
†TrueCar	6,947	17,923
†Twitter	13,971	416,196
†Yelp	3,429	79,313
†Zedge Class B	591	875
†Zillow Group Class A	1,831	105,246
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Zillow Group Class C	5,370	$ 309,366
		17,738,127
Internet & Direct Marketing Retail–2.69%
†1-800-Flowers.com Class A	4,321	86,506
†Amazon.com	5,128	14,147,229
†Booking Holdings	1,014	1,614,633
†Duluth Holdings Class B	753	5,550
eBay	21,788	1,142,781
†Etsy	2,606	276,835
†Expedia Group	2,886	237,229
†Groupon	2,604	47,184
†GrubHub	3,808	267,702
†Lands' End	2,935	23,597
†Liquidity Services	1,758	10,478
PetMed Express	1,442	51,393
†Quotient Technology	9,821	71,890
†Qurate Retail	22,387	212,677
†Rubicon Project	543	3,622
Shutterstock	2,288	80,011
†Stamps.com	1,410	259,003
†Wayfair Class A	1,590	314,200
		18,852,520
IT Services–4.96%
Accenture Class A	14,073	3,021,754
†Akamai Technologies	5,859	627,440
Alliance Data Systems	2,682	121,012
Amdocs	3,940	239,867
Automatic Data Processing	9,977	1,485,475
†Black Knight	3,616	262,377
Booz Allen Hamilton Holding	6,133	477,086
Broadridge Financial Solutions	4,424	558,265
†CACI International Class A	1,381	299,511
†Cardtronics Class A	4,756	114,049
Cass Information Systems	1,074	41,918
Cognizant Technology Solutions Class A	11,731	666,555
†Conduent	11,528	27,552
CSG Systems International	2,863	118,500
†DXC Technology	11,644	192,126
†Endurance International Group Holdings	9,665	38,950
†EPAM Systems	1,122	282,755
†Euronet Worldwide	3,651	349,839
EVERTEC	6,669	187,399
†Evo Payments Class A	788	17,990
†ExlService Holdings	2,649	167,947
Fidelity National Information Services	8,940	1,198,765
†Fiserv	5,458	532,810
†FleetCor Technologies	3,721	935,943
†Gartner	2,758	334,628

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Genpact	11,702	$ 427,357
Global Payments	4,426	750,738
†GoDaddy Class A	3,455	253,355
†GTT Communications	3,367	27,475
Hackett Group	2,748	37,208
International Business Machines	22,623	2,732,180
Jack Henry & Associates	2,216	407,810
KBR	12,654	285,348
Leidos Holdings	4,371	409,432
†Limelight Networks	3,333	24,531
†LiveRamp Holdings	4,679	198,717
ManTech International Class A	2,055	140,747
Mastercard Class A	16,384	4,844,749
MAXIMUS	4,397	309,769
†MongoDB	338	76,503
NIC	6,058	139,092
†Okta	562	112,529
Paychex	13,290	1,006,717
†PayPal Holdings	6,537	1,138,941
†Perficient	2,585	92,491
Perspecta	11,521	267,633
†PFSweb	867	5,792
†PRGX Global	1,040	4,888
†Sabre	15,264	123,028
Science Applications International	4,049	314,526
†Square Class A	731	76,711
†StarTek	1,400	7,112
Switch Class A	3,379	60,214
†Sykes Enterprises	3,944	109,091
TTEC Holdings	3,257	151,646
†Twilio Class A	2,289	502,252
†Unisys	1,659	18,100
†VeriSign	2,057	425,449
†Verra Mobility	4,796	49,303
†Virtusa	1,810	58,771
Visa Class A	32,221	6,224,131
Western Union	11,497	248,565
†WEX	2,069	341,406
		34,704,820
Leisure Products–0.31%
Acushnet Holdings	5,195	180,734
Brunswick	5,296	338,997
Callaway Golf	6,732	117,877
†Clarus	1,202	13,919
Hasbro	5,072	380,147
Johnson Outdoors Class A	1,230	111,955
†Malibu Boats Class A	1,584	82,289
Marine Products	2,133	29,542
†Mastercraft Boat Holgings	1,439	27,413
†Mattel	14,675	141,907
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
†Nautilus	3,253	$ 30,155
Polaris	3,553	328,830
†Smith & Wesson Brands	7,215	155,267
†Vista Outdoor	8,211	118,649
†YETI Holdings	3,406	145,538
		2,203,219
Life Sciences Tools & Services–0.97%
Agilent Technologies	6,371	563,005
†Bio-Rad Laboratories Class A	747	337,263
Bio-Techne	1,047	276,481
Bruker	10,141	412,536
†Charles River Laboratories International	2,190	381,827
†Illumina	825	305,539
†IQVIA Holdings	4,140	587,383
Luminex	3,980	129,469
†Medpace Holdings	2,523	234,689
†Mettler-Toledo International	705	567,913
†NeoGenomics	2,833	87,766
PerkinElmer	2,397	235,122
†PRA Health Sciences	3,983	387,506
†Repligen	2,212	273,425
†Syneos Health	5,635	328,239
Thermo Fisher Scientific	3,947	1,430,156
†Waters	1,354	244,262
		6,782,581
Machinery–3.13%
AGCO	4,680	259,553
Alamo Group	871	89,399
Albany International Class A	2,141	125,698
Allison Transmission Holdings	7,945	292,217
Altra Industrial Motion	3,057	97,396
Astec Industries	2,898	134,206
Barnes Group	3,140	124,218
†Blue Bird	812	12,172
†Briggs & Stratton	4,397	5,760
Caterpillar	16,055	2,030,958
†Chart Industries	2,381	115,455
†CIRCOR International	1,941	49,457
†Colfax	7,804	217,732
Columbus McKinnon	1,631	54,557
†Commercial Vehicle Group	4,182	12,086
Crane	4,090	243,191
Cummins	6,169	1,068,841
Deere & Co.	8,356	1,313,145
Donaldson	8,393	390,442
Douglas Dynamics	2,086	73,260
Dover	5,672	547,688
†Energy Recovery	2,984	22,663
Enerpac Tool Group	5,276	92,858
EnPro Industries	2,155	106,220

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
ESCO Technologies	1,884	$ 159,255
†Evoqua Water Technologies	9,758	181,499
Federal Signal	5,085	151,177
Flowserve	6,513	185,751
Fortive	8,311	562,322
Franklin Electric	2,894	151,993
†FreightCar America	1,097	1,360
†Gates Industrial	3,772	38,776
Gorman-Rupp	2,146	66,698
Graco	11,208	537,872
Graham	501	6,383
Greenbrier	2,807	63,859
Helios Technologies	3,251	121,100
Hillenbrand	5,042	136,487
Hurco	300	8,391
Hyster-Yale Materials Handling	834	32,242
IDEX	2,900	458,316
Illinois Tool Works	6,120	1,070,082
†Ingersoll Rand	14,339	403,213
ITT	5,495	322,776
John Bean Technologies	1,844	158,621
Kadant	1,291	128,661
Kennametal	6,189	177,686
†L B Foster Class A	762	9,731
Lincoln Electric Holdings	4,383	369,224
Lindsay	939	86,585
†Lydall	1,558	21,126
†Manitowoc	4,595	49,994
†Meritor	5,751	113,870
†Middleby	3,292	259,870
Miller Industries	637	18,963
Mueller Industries	5,954	158,257
Mueller Water Products Class A	12,388	116,819
†Navistar International	5,881	165,844
†NN	5,648	26,772
Nordson	2,278	432,159
Omega Flex	460	48,668
Oshkosh	5,048	361,538
Otis Worldwide	9,399	534,427
PACCAR	12,660	947,601
Parker-Hannifin	4,839	886,844
†Park-Ohio Holdings	1,241	20,588
Pentair	10,786	409,760
†Proto Labs	1,067	120,005
†RBC Bearings	901	120,770
†REV Group	6,172	37,649
Rexnord	6,889	200,814
Shyft Group	2,371	39,928
Snap-on	3,582	496,143
†SPX	3,696	152,090
†SPX FLOW	3,749	140,363
Standex International	1,093	62,902
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Stanley Black & Decker	4,815	$ 671,115
Tennant	1,973	128,265
†Terex	4,483	84,146
Timken	4,369	198,746
†Titan International	6,689	9,766
Toro	7,115	472,009
†TriMas	3,116	74,628
Trinity Industries	9,842	209,536
†Twin Disc	600	3,324
Wabash National	4,805	51,029
Wabtec	4,708	271,040
Watts Water Technologies Class A	1,597	129,357
†Welbilt	6,195	37,728
Woodward	3,381	262,197
Xylem	4,337	281,732
		21,897,614
Marine–0.06%
Costamare	9,757	54,249
†Eagle Bulk Shipping	3,776	8,269
Genco Shipping & Trading	2,086	13,100
†Golden Ocean Group	4,204	16,312
†Kirby	4,034	216,061
Matson	4,287	124,752
Scorpio Bulkers	533	8,155
		440,898
Media–1.99%
†Altice USA Class A	11,717	264,101
†AMC Networks Class A	3,099	72,486
†Boston Omaha Class A	1,027	16,432
Cable One	307	544,879
†Central European Media Enterprises Class A	4,800	16,992
†Charter Communications Class A	3,799	1,937,642
†Clear Channel Outdoor Holdings	3,980	4,139
Comcast Class A	113,085	4,408,053
†comScore	4,616	14,310
†Cumulus Media Class A	600	2,370
†Discovery Class A	7,688	162,217
†Discovery Class C	17,191	331,099
†DISH Network Class A	12,184	420,470
†Emerald Holding	6,001	18,483
†Entercom Communications Class A	12,190	16,822
Entravision Communications Class A	4,034	5,769
EW Scripps Class A	5,690	49,787
†Fluent	1,021	1,817
Fox Class A	14,572	390,821
†Fox Class B	10,813	290,221

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Gannett	11,594	$ 16,000
†Gray Television	5,362	74,800
†Hemisphere Media Group	308	3,028
Interpublic Group	27,567	473,050
John Wiley & Sons Class A	3,420	133,380
†Liberty Broadband Class A	907	110,826
†Liberty Broadband Class C	4,217	522,739
†Liberty Media-Liberty Braves Class A	161	3,233
†Liberty Media-Liberty Braves Class C	1,514	29,886
†Liberty Media-Liberty Formula One Class A	1,504	43,887
†Liberty Media-Liberty Formula One Class C	11,190	354,835
†Liberty Media-Liberty SiriusXM Class A	3,100	107,012
†Liberty Media-Liberty SiriusXM Class C	6,835	235,466
Loral Space & Communications	853	16,651
†Meredith	2,966	43,155
†MSG Networks Class A	4,884	48,596
National CineMedia	6,168	18,319
New York Times Class A	6,656	279,752
News Class A	23,648	280,465
News Class B	10,659	127,375
Nexstar Media Group Class A	3,557	297,685
Omnicom Group	11,367	620,638
†Saga Communications Class A	635	16,256
Scholastic	3,218	96,347
Sirius XM Holdings	46,614	273,624
†TechTarget	2,724	81,802
TEGNA	17,113	190,639
†Tribune Publishing	3,161	31,578
ViacomCBS Class A	400	10,240
ViacomCBS Class B	19,383	452,011
		13,962,185
Metals & Mining–0.71%
†Alcoa	11,273	126,709
†Allegheny Technologies	9,446	96,255
†Ampco-Pittsburgh	782	2,401
†Arconic	4,843	67,463
Carpenter Technology	3,755	91,171
†Century Aluminum	10,065	71,764
†Cleveland-Cliffs	26,393	145,689
†Coeur Mining	22,330	113,436
Commercial Metals	11,541	235,436
Compass Minerals International	3,198	155,903
†Ferroglobe	9,406	4,664
†Freeport-McMoRan	48,444	560,497
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Gold Resource	3,674	$ 15,100
Haynes International	2,063	48,192
Hecla Mining	47,753	156,152
Kaiser Aluminum	589	43,362
Materion	1,779	109,391
Newmont	13,552	836,701
Nexa Resources	4,710	31,274
Nucor	12,868	532,864
Olympic Steel	623	7,320
Reliance Steel & Aluminum	3,940	374,024
Royal Gold	1,959	243,543
†Ryerson Holding	2,843	16,006
Schnitzer Steel Industries Class A	3,611	63,698
Southern Copper	2,927	116,407
Steel Dynamics	13,428	350,337
SunCoke Energy	6,128	18,139
†TimkenSteel	6,202	24,126
United States Steel	12,149	87,716
†Universal Stainless & Alloy Products	352	3,027
Warrior Met Coal	5,010	77,104
Worthington Industries	4,428	165,164
		4,991,035
Multiline Retail–0.59%
Big Lots	4,696	197,232
Dillard's Class A	1,631	42,064
Dollar General	3,644	694,218
†Dollar Tree	9,161	849,042
†Kohl's	9,455	196,380
†Macy's	17,805	122,498
†Nordstrom	8,818	136,591
†Ollie's Bargain Outlet Holdings	1,810	176,747
Target	14,327	1,718,237
		4,133,009
Multi-Utilities–0.50%
Ameren	4,745	333,858
Avista	2,686	97,744
Black Hills	2,357	133,548
CenterPoint Energy	8,353	155,951
CMS Energy	5,779	337,609
Consolidated Edison	2,865	206,079
Dominion Energy	5,531	449,007
DTE Energy	4,025	432,687
MDU Resources Group	12,934	286,876
NiSource	8,137	185,035
NorthWestern	2,419	131,884
Public Service Enterprise Group	5,113	251,355
Sempra Energy	1,920	225,082
Unitil	1,166	52,260

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
WEC Energy Group	2,876	$ 252,081
		3,531,056
Oil, Gas & Consumable Fuels–2.77%
†Amplify Energy	1,381	1,699
Antero Midstream	3,080	15,708
†Antero Resources	13,414	34,072
Apache	21,053	284,215
†Arch Resources	1,849	52,530
†Ardmore Shipping	2,791	12,113
†Berry	3,410	16,470
†Bonanza Creek Energy	1,860	27,565
Cabot Oil & Gas	31,050	533,439
†California Resources	3,546	4,326
†Callon Petroleum	37,161	42,735
†Centennial Resource Development Class A	17,052	15,176
†Cheniere Energy	6,549	316,448
Chevron	38,218	3,410,192
Cimarex Energy	4,979	136,873
†Clean Energy Fuels	20,933	46,471
†CNX Resources	20,491	177,247
Concho Resources	8,396	432,394
ConocoPhillips	29,206	1,227,236
†CONSOL Energy	2,615	13,258
†Contango Oil & Gas	934	2,139
†Continental Resources	7,040	123,411
CVR Energy	6,732	135,381
Delek US Holdings	6,818	118,701
†Denbury Resources	37,494	10,352
Devon Energy	18,698	212,035
DHT Holdings	15,813	81,121
Diamondback Energy	2,052	85,815
†Dorian LPG	6,070	46,982
EnLink Midstream	17,018	41,524
EOG Resources	15,707	795,717
†EQT	18,993	226,017
Equitrans Midstream	15,179	126,137
Evolution Petroleum	2,220	6,216
Exxon Mobil	61,127	2,733,599
GasLog	6,595	18,532
†Green Plains	4,617	47,163
†Gulfport Energy	14,171	15,446
Hess	10,069	521,675
†HighPoint Resources	10,171	3,000
HollyFrontier	10,776	314,659
International Seaways	2,758	45,066
Kinder Morgan	28,993	439,824
†Kosmos Energy	26,917	44,682
†Laredo Petroleum	929	12,876
†Marathon Oil	39,984	244,702
Marathon Petroleum	19,718	737,059
†Matador Resources	8,938	75,973
†Montage Resources	889	3,512
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Murphy Oil	13,142	$ 181,360
NACCO Industries Class A	326	7,596
Noble Energy	17,276	154,793
†Northern Oil and Gas	30,630	25,695
†Oasis Petroleum	23,821	17,866
Occidental Petroleum	23,757	434,753
ONEOK	12,382	411,330
†Overseas Shipholding Group Class A	5,002	9,304
Panhandle Oil and Gas Class A	655	1,755
†Par Pacific Holdings	5,026	45,184
Parsley Energy Class A	19,278	205,889
†PBF Energy Class A	9,957	101,960
†PDC Energy	7,789	96,895
†Peabody Energy	9,294	26,767
†Penn Virginia	1,090	10,388
Phillips 66	6,236	448,368
Pioneer Natural Resources	6,269	612,481
†QEP Resources	18,573	23,959
†Range Resources	17,978	101,216
†Renewable Energy Group	2,813	69,706
†REX American Resources	540	37,460
†Ring Energy	3,629	4,210
†SandRidge Energy	3,035	3,915
Scorpio Tankers	5,026	64,383
SFL	10,126	94,071
†SilverBow Resources	419	1,345
SM Energy	11,376	42,660
†Southwestern Energy	45,835	117,338
†Talos Energy	4,058	37,334
Targa Resources	9,031	181,252
†Teekay	3,211	7,706
†Teekay Tankers Class A	2,248	28,819
Valero Energy	12,772	751,249
†W&T Offshore	6,926	15,791
Williams	33,396	635,192
World Fuel Services	7,166	184,596
†WPX Energy	21,391	136,475
		19,400,544
Paper & Forest Products–0.13%
Boise Cascade	3,480	130,883
†Clearwater Paper	1,500	54,195
†Domtar	5,617	118,575
Louisiana-Pacific	9,549	244,932
Mercer International	6,179	50,421
Neenah	1,497	74,042
P H Glatfelter	5,189	83,283
†Resolute Forest Products	6,285	13,261
Schweitzer-Mauduit International	3,473	116,033
Verso Class A	4,362	52,169
		937,794

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products–0.28%
†Coty Class A	28,705	$ 128,311
†Edgewell Personal Care	4,316	134,487
†elf Beauty	1,640	31,275
†Estee Lauder Class A	4,142	781,513
†Herbalife Nutrition	4,218	189,726
†Inter Parfums	2,061	99,237
Medifast	1,136	157,643
†Natura & Co. Holding ADR	7,240	105,052
Natural Health Trends	462	2,633
†Nature's Sunshine Products	909	8,190
Nu Skin Enterprises Class A	4,084	156,131
†Revlon Class A	1,236	12,236
†USANA Health Sciences	2,058	151,119
		1,957,553
Pharmaceuticals–3.94%
†AMAG Pharmaceuticals	1,449	11,085
†Amphastar Pharmaceuticals	4,946	111,087
†ANI Pharmaceuticals	935	30,238
†Arvinas	300	10,062
†Assertio Holdings	9,567	8,199
Bristol-Myers Squibb	32,430	1,906,884
†Cara Therapeutics	1,547	26,454
†Catalent	10,585	775,881
†Collegium Pharmaceutical	1,508	26,390
†Corcept Therapeutics	8,596	144,585
†Cymabay Therapeutics	5,352	18,678
†Elanco Animal Health	17,632	378,206
Eli Lilly & Co.	15,847	2,601,760
†Endo International	14,512	49,776
†Horizon Therapeutics	9,194	511,003
†Innoviva	8,244	115,251
†Intra-Cellular Therapies	5,746	147,500
†Jazz Pharmaceuticals	3,993	440,588
Johnson & Johnson	62,743	8,823,548
†Lannett	1,820	13,213
†Mallinckrodt	8,784	23,541
Merck & Co.	52,827	4,085,112
†Mylan	20,670	332,374
†MyoKardia	870	84,059
†Nektar Therapeutics	5,848	135,440
†Otonomy	732	2,650
†Pacira BioSciences	1,047	54,936
Perrigo	6,594	364,450
Pfizer	137,717	4,503,346
Phibro Animal Health Class A	1,490	39,142
†Prestige Consumer Healthcare	4,408	165,564
†Reata Pharmaceuticals Class A	398	62,096
†Revance Therapeutics	1,391	33,968
†SIGA Technologies	4,189	24,757
†Supernus Pharmaceuticals	4,014	95,333
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Taro Pharmaceutical Industries	2,002	$ 133,113
Zoetis	8,679	1,189,370
†Zogenix	3,717	100,396
		27,580,035
Professional Services–0.78%
†ASGN	3,282	218,844
Barrett Business Services	764	40,591
BG Staffing	458	5,185
†CBIZ	5,455	130,756
CoreLogic	6,096	409,773
†CoStar Group	447	317,669
CRA International	465	18,368
Equifax	3,183	547,094
Exponent	2,535	205,158
†Forrester Research	1,302	41,716
†Franklin Covey	769	16,457
†FTI Consulting	2,327	266,558
†GP Strategies	1,061	9,103
Heidrick & Struggles International	1,738	37,576
†Huron Consulting Group	1,526	67,526
ICF International	1,623	105,219
†InnerWorkings	2,700	3,564
Insperity	2,629	170,175
†Kelly Services Class A	3,730	58,990
Kforce	2,861	83,684
Korn Ferry	3,509	107,832
ManpowerGroup	4,303	295,831
†Mistras Group	2,371	9,365
Nielsen Holdings	26,287	390,625
Resources Connection	3,042	36,413
Robert Half International	8,363	441,817
TransUnion	4,978	433,285
†TriNet Group	4,695	286,113
†TrueBlue	4,936	75,373
†Upwork	1,625	23,465
Verisk Analytics	3,525	599,955
†Willdan Group	746	18,657
		5,472,737
Real Estate Management & Development–0.26%
†Altisource Portfolio Solutions	1,304	19,221
†CBRE Group Class A	9,825	444,286
CTO Realty Growth	480	18,960
†Cushman & Wakefield	5,962	74,286
†Five Point Holdings Class A	1,459	6,711
†Forestar Group	2,282	34,413
†FRP Holdings	1,191	48,331
†Howard Hughes	2,366	122,914
†Jones Lang LaSalle	2,884	298,379
Kennedy-Wilson Holdings	8,123	123,632
†Marcus & Millichap	3,035	87,590

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Maui Land Pineapple	1,011	$ 11,222
Newmark Group Class A	13,623	66,208
†Rafael Holdings Class B	887	12,746
RE/MAX Holdings Class A	2,511	78,921
†Realogy Holdings	9,569	70,906
†Redfin	3,448	144,506
RMR Group Class A	1,499	44,175
†St Joe	5,193	100,848
†Tejon Ranch	3,049	43,906
		1,852,161
Road & Rail–1.44%
AMERCO	1,420	429,110
ArcBest	1,859	49,282
†Avis Budget Group	5,061	115,846
†Covenant Transportation Group Class A	1,476	21,299
CSX	20,391	1,422,068
†Daseke	9,269	36,427
Heartland Express	7,771	161,792
†Hertz Global Holdings	14,157	19,961
JB Hunt Transport Services	5,339	642,495
Kansas City Southern	3,040	453,842
Knight-Swift Transportation Holdings	9,538	397,830
Landstar System	2,710	304,360
Marten Transport	5,486	138,028
Norfolk Southern	6,842	1,201,250
Old Dominion Freight Line	5,190	880,172
†PAM Transportation Services	682	20,972
Ryder System	4,401	165,082
†Saia	2,431	270,279
Schneider National Class B	5,218	128,728
Union Pacific	17,517	2,961,599
†Universal Logistics Holdings	2,167	37,662
†USA Truck	643	4,983
Werner Enterprises	5,617	244,508
†YRC Worldwide	1,800	3,330
		10,110,905
Semiconductors & Semiconductor Equipment–4.69%
†Advanced Energy Industries	3,140	212,861
†Advanced Micro Devices	8,144	428,456
†Alpha & Omega Semiconductor	978	10,641
†Ambarella	2,230	102,134
†Amkor Technology	22,758	280,151
Analog Devices	6,366	780,726
Applied Materials	23,184	1,401,473
†Axcelis Technologies	2,910	81,043
†AXT	1,172	5,579
Broadcom	5,456	1,721,968
Brooks Automation	3,851	170,368
Cabot Microelectronics	1,936	270,149
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†CEVA	1,974	$ 73,867
†Cirrus Logic	4,655	287,586
†Cohu	3,624	62,840
†Cree	5,249	310,688
†Diodes	4,379	222,015
†DSP Group	1,135	18,024
†Enphase Energy	4,927	234,377
Entegris	10,365	612,053
†First Solar	5,492	271,854
†FormFactor	5,162	151,401
†Ichor Holdings	1,913	50,848
†Inphi	1,337	157,097
Intel	125,470	7,506,870
KLA	4,398	855,323
Kulicke & Soffa Industries	5,384	112,149
Lam Research	3,991	1,290,929
†Lattice Semiconductor	7,323	207,900
†MACOM Technology Solutions Holdings	5,260	180,681
Marvell Technology Group	16,189	567,586
Maxim Integrated Products	7,320	443,665
†MaxLinear	4,378	93,952
Microchip Technology	6,498	684,304
†Micron Technology	22,628	1,165,795
MKS Instruments	2,121	240,182
Monolithic Power Systems	885	209,745
†NeoPhotonics	1,612	14,315
NVE	375	23,186
NVIDIA	4,495	1,707,695
†ON Semiconductor	27,556	546,160
†Onto Innovation	4,422	150,525
†PDF Solutions	2,280	44,597
†Photronics	4,937	54,949
Power Integrations	1,575	186,055
†Qorvo	3,486	385,308
QUALCOMM	20,614	1,880,203
†Rambus	11,732	178,326
†Semtech	3,600	187,992
†Silicon Laboratories	1,942	194,724
Skyworks Solutions	6,210	794,011
†SMART Global Holdings	2,153	58,519
†SolarEdge Technologies	3,759	521,674
†Synaptics	2,867	172,364
Teradyne	6,901	583,204
Texas Instruments	21,573	2,739,124
†Ultra Clean Holdings	4,164	94,231
Universal Display	1,230	184,033
†Veeco Instruments	5,627	75,908
Xilinx	5,946	585,027
		32,839,410
Software–6.64%
†2U	2,763	104,884
†ACI Worldwide	6,433	173,627

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Adobe	2,544	$ 1,107,429
†Agilysys	1,334	23,932
†Alarm.com Holdings	1,481	95,984
†Altair Engineering Class A	800	31,800
†Alteryx Class A	441	72,447
American Software Class A	1,038	16,359
†Anaplan	466	21,114
†ANSYS	1,731	504,985
†Appfolio Class A	301	48,976
†Aspen Technology	3,599	372,892
†Atlassian Class A	398	71,747
†Autodesk	1,559	372,897
†Avalara	1,583	210,681
†Avaya Holdings	6,824	84,345
†Blackbaud	3,702	211,310
†Blackline	620	51,404
†Bottomline Technologies	2,768	140,531
†Cadence Design Systems	6,507	624,412
CDK Global	4,694	194,426
†Cerence	1,724	70,408
†Ceridian HCM Holding	3,090	244,944
†ChannelAdvisor	2,000	31,680
Citrix Systems	3,902	577,145
†Cloudera	8,400	106,848
†CommVault Systems	2,458	95,125
†Cornerstone OnDemand	1,326	51,131
†Coupa Software	508	140,736
†Dell Technologies Class C	2,088	114,715
†Digital Turbine	3,900	49,023
†DocuSign	1,040	179,098
†Dropbox Class A	3,119	67,901
Ebix	2,526	56,481
†eGain	796	8,844
†Elastic	711	65,561
†Envestnet	2,835	208,486
†Everbridge	252	34,867
†Fair Isaac	1,054	440,614
†FireEye	10,416	126,815
†Five9	397	43,936
†Fortinet	2,800	384,356
†Globant	1,493	223,726
†Guidewire Software	1,956	216,823
†HubSpot	834	187,108
Intuit	2,638	781,349
†J2 Global	3,482	220,097
†LogMeIn	2,577	218,452
†Manhattan Associates	3,829	360,692
Microsoft	133,795	27,228,620
†MicroStrategy Class A	568	67,189
†Mimecast	250	10,415
†New Relic	1,371	94,462
NortonLifeLock	19,596	388,589
†Nuance Communications	13,092	331,293
†OneSpan	4,082	114,010
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Oracle	50,177	$ 2,773,283
†Paycom Software	1,596	494,329
†Paylocity Holding	1,079	157,415
Pegasystems	1,410	142,650
Progress Software	3,296	127,720
†Proofpoint	837	93,007
†PTC	2,198	170,982
QAD Class A	624	25,759
†Qualys	1,916	199,302
†RealPage	3,633	236,181
†RingCentral Class A	415	118,279
†Rosetta Stone	700	11,802
†SailPoint Technologies Holding	2,634	69,722
†salesforce.com	4,601	861,905
Sapiens International	3,371	94,321
†ServiceNow	339	137,315
†SolarWinds	2,499	44,157
†Splunk	1,375	273,213
†SPS Commerce	816	61,298
SS&C Technologies Holdings	8,079	456,302
†Synchronoss Technologies	2,306	8,140
†Synopsys	2,912	567,840
†Telenav	2,040	11,200
†Teradata	7,049	146,619
†Trade Desk Class A	668	271,542
†Tyler Technologies	575	199,456
†Upland Software	1,653	57,458
†Verint Systems	3,097	139,922
†VMware Class A	894	138,445
†Workday Class A	315	59,018
Xperi Holding	7,533	111,187
†Zendesk	905	80,120
†Zscaler	863	94,499
		46,512,109
Specialty Retail–2.55%
Aaron's	4,619	209,703
†Abercrombie & Fitch Class A	6,902	73,437
Advance Auto Parts	2,015	287,037
†American Eagle Outfitters	13,926	151,793
†America's Car-Mart	623	54,743
†Asbury Automotive Group	1,953	151,026
†Ascena Retail Group	1,366	1,994
†At Home Group	5,315	34,494
†AutoNation	7,273	273,319
†AutoZone	459	517,807
†Barnes & Noble Education	4,091	6,546
†Bed Bath & Beyond	11,792	124,995
Best Buy	14,515	1,266,724
†Big 5 Sporting Goods	952	1,847
†Boot Barn Holdings	4,260	91,846
†Buckle	2,085	32,693
†Build-A-Bear Workshop	1,134	2,472

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Burlington Stores	2,000	$ 393,860
Caleres	4,328	36,096
Camping World Holdings Class A	689	18,713
†CarMax	5,954	533,181
†Cato Class A	2,294	18,765
†Chico's FAS	9,593	13,238
†Children's Place	1,567	58,637
†Citi Trends	1,474	29,804
†Conn's	3,161	31,895
†Container Store Group	7,273	23,565
†Designer Brands Class A	6,563	44,432
Dick's Sporting Goods	5,576	230,066
†Express	5,117	7,880
†Five Below	2,742	293,147
†Floor & Decor Holdings Class A	7,456	429,838
†Foot Locker	8,253	240,658
†Francesca's Holdings	306	1,178
†GameStop Class A	6,910	29,989
†Gap	19,318	243,793
†Genesco	1,809	39,183
†Group 1 Automotive	1,624	107,135
†Guess	7,264	70,243
Haverty Furniture	1,170	18,720
†Hibbett Sports	1,445	30,258
Home Depot	7,342	1,839,244
†Hudson Class A	2,079	10,125
†L Brands	11,385	170,433
Lithia Motors Class A	2,266	342,914
Lowe's	13,932	1,882,492
†Lumber Liquidators Holdings	3,511	48,662
†MarineMax	2,791	62,491
†Michaels	7,874	55,669
Monro	2,428	133,394
†Murphy USA	3,161	355,897
†National Vision Holdings	3,754	114,572
†Office Depot	46,575	109,451
†O'Reilly Automotive	1,510	636,722
†Penske Automotive Group	5,799	224,479
Rent-A-Center	3,348	93,141
†RH	1,072	266,821
†Ross Stores	7,826	667,088
†Sally Beauty Holdings	7,550	94,602
Shoe Carnival	1,009	29,533
†Signet Jewelers	4,587	47,109
†Sleep Number	2,558	106,515
Sonic Automotive Class A	4,337	138,394
†Sportsman's Warehouse Holdings	1,747	24,895
Tiffany & Co.	3,739	455,934
Tilly's Class A	2,120	12,020
†TJX	27,913	1,411,281
Tractor Supply	6,057	798,252
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Ulta Beauty	3,221	$ 655,216
†Urban Outfitters	8,537	129,933
Williams-Sonoma	6,382	523,388
Winmark	403	69,010
†Zumiez	3,762	103,004
		17,839,431
Technology Hardware, Storage & Peripherals–5.60%
†3D Systems	6,912	48,315
Apple	99,255	36,208,224
†Avid Technology	1,312	9,538
Hewlett Packard Enterprise	53,193	517,568
HP	27,691	482,654
†Immersion	1,963	12,230
†NCR	9,975	172,767
NetApp	7,200	319,464
†Pure Storage Class A	9,691	167,945
Seagate Technology	13,032	630,879
†Stratasys	3,678	58,333
†Super Micro Computer	1,331	37,787
†Western Digital	8,583	378,939
†Xerox Holdings	13,402	204,917
		39,249,560
Textiles, Apparel & Luxury Goods–1.12%
†Capri Holdings	6,876	107,472
†Carter's	3,735	301,415
†Columbia Sportswear	4,293	345,930
†Crocs	5,864	215,912
Culp	857	7,379
†Deckers Outdoor	2,257	443,252
†Fossil Group	4,356	20,255
†G-III Apparel Group	5,065	67,314
Hanesbrands	26,411	298,180
†Kontoor Brands	1,550	27,606
†Lululemon Athletica	1,719	536,345
†Movado Group	1,488	16,130
NIKE Class B	28,674	2,811,486
Oxford Industries	1,649	72,573
†PVH	3,791	182,158
†Ralph Lauren	3,087	223,869
†Skechers USA Class A	8,639	271,092
†Steven Madden	5,187	128,067
Superior Group of Companies	478	6,405
†Tapestry	13,865	184,127
†Under Armour Class A	5,454	53,122
†Under Armour Class C	6,534	57,761
†Unifi	1,589	20,466
†Vera Bradley	4,817	21,387
VF	21,305	1,298,327
Wolverine World Wide	5,482	130,526
		7,848,556

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.40%
†Bridgewater Bancshares	1,259	$ 12,905
Capitol Federal Financial	12,128	133,529
†Columbia Financial	5,791	80,813
Essent Group	7,232	262,305
Federal Agricultural Mortgage Class C	1,346	86,158
Flagstar Bancorp	5,512	162,218
FS Bancorp	182	7,020
Hingham Institution For Savings	65	10,906
Home Bancorp	767	20,517
HomeStreet	3,245	79,860
Kearny Financial	8,102	66,274
Luther Burbank	1,860	18,600
Merchants Bancorp	600	11,094
Meridian Bancorp	5,566	64,566
Meta Financial Group	3,630	65,957
MGIC Investment	3,265	26,740
†Mr Cooper Group	3,287	40,890
New York Community Bancorp	26,009	265,292
†NMI Holdings Class A	4,487	72,151
Northfield Bancorp	6,076	69,996
Northwest Bancshares	12,033	123,037
†Ocwen Financial	7,897	5,244
PCSB Financial	1,434	18,183
PennyMac Financial Services Class A	4,725	197,458
†Ponce de Leon Federal Bank	817	8,317
Premier Financial	4,287	75,751
Provident Financial Services	6,914	99,907
Radian Group	2,793	43,319
Southern Missouri Bancorp	664	16,135
Sterling Bancorp	1,968	7,045
Territorial Bancorp	299	7,113
TFS Financial	6,896	98,682
Timberland Bancorp	400	7,284
TrustCo Bank	10,350	65,516
Walker & Dunlop	3,398	172,652
Washington Federal	4,358	116,969
Waterstone Financial	2,626	38,944
Western New England Bancorp	1,120	6,485
WSFS Financial	3,909	112,188
		2,778,020
Tobacco–0.39%
Altria Group	44,795	1,758,204
Philip Morris International	10,456	732,547
Turning Point Brands	1,303	32,458
Universal	2,687	114,224
Vector Group	7,114	71,567
		2,709,000
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.78%
Air Lease	8,537	$ 250,049
Applied Industrial Technologies	3,057	190,726
†Beacon Roofing Supply	5,436	143,347
†BMC Stock Holdings	7,728	194,282
†CAI International	2,189	36,469
†DXP Enterprises	1,412	28,113
Fastenal	16,174	692,894
GATX	2,670	162,817
†GMS	5,096	125,311
H&E Equipment Services	3,129	57,824
†HD Supply Holdings	11,994	415,592
†Herc Holdings	2,623	80,605
†Lawson Products	624	20,130
†MRC Global	8,213	48,539
MSC Industrial Direct Class A	3,057	222,580
†NOW	10,498	90,598
Rush Enterprises Class A	3,089	128,070
Rush Enterprises Class B	547	19,506
†SiteOne Landscape Supply	2,352	268,057
Systemax	2,361	48,495
†Textainer Group Holdings	5,268	43,092
†Titan Machinery	2,945	31,983
Triton International	6,237	188,607
†United Rentals	4,479	667,550
†Univar Solutions	7,450	125,607
†Veritiv	1,896	32,156
Watsco	1,598	283,965
†WESCO International	4,265	149,744
†Willis Lease Finance	616	14,956
WW Grainger	2,153	676,386
		5,438,050
Transportation Infrastructure–0.03%
†Macquarie Infrastructure	5,659	173,675
		173,675
Water Utilities–0.17%
American States Water	1,932	151,913
American Water Works	3,453	444,263
Artesian Resources Class A	575	20,867
California Water Service Group	2,784	132,797
Consolidated Water	860	12,410
Essential Utilities	5,828	246,175
Middlesex Water	1,102	74,032
SJW Group	1,749	108,630
York Water	500	23,980
		1,215,067
Wireless Telecommunication Services–0.24%
†Boingo Wireless	3,554	47,339

LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Shenandoah Telecommunications	4,690	$ 231,170
Spok Holdings	803	7,508
Telephone & Data Systems	8,101	161,048
†T-Mobile US	11,203	1,166,793
†United States Cellular	2,733	84,368
		1,698,226
Total Common Stock (Cost $596,602,005)		697,104,074
PREFERRED STOCK–0.01%
•Wesco International 10.63%	1,790	47,471
Total Preferred Stock (Cost $44,750)		47,471
RIGHTS–0.00%
=†πAchillion Pharmace	22,444	10,324
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
=†πMedia General CVR	5,975	$ 561
=†πNewsstar Financial CVR	2,435	247
†T-Mobile US	11,203	1,882
Total Rights (Cost $14,470)		13,014

MONEY MARKET FUND–0.43%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	3,013,865	3,013,865
Total Money Market Fund (Cost $3,013,865)		3,013,865

TOTAL INVESTMENTS–99.96% (Cost $599,675,090)	700,178,424
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	269,723
NET ASSETS APPLICABLE TO 53,658,971 SHARES OUTSTANDING–100.00%	$700,448,147
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND STANDARD CLASS ($595,069,469 / 45,572,273 Shares)	$13.058
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND SERVICE CLASS ($105,378,678 / 8,086,698 Shares)	$13.031
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$602,089,159
Distributable earnings/(accumulated loss)	98,358,988
TOTAL NET ASSETS	$700,448,147

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2020, the aggregate value of restricted securities was $11,132, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP Dimensional U.S. Core Equity 2 Fund–28

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Achillion Pharmace	1/29/2020	$10,325	$10,324
Media General CVR	1/18/2017	—	561
Newsstar Financial CVR	12/26/2017	—	247
Progenic Pharmaceuticals	6/22/2020	—	—
Total		$10,325	$11,132

★ Includes $249,094 payable for fund shares redeemed, $34,633 other accrued expenses payable and $285,990 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–29

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,543,711
Foreign taxes withheld	(1,127)
6,542,584
EXPENSES:
Management fees	2,428,520
Distribution fees-Service Class	120,064
Shareholder servicing fees	97,815
Accounting and administration expenses	69,556
Professional fees	21,213
Pricing fees	17,578
Custodian fees	12,718
Trustees’ fees and expenses	9,555
Reports and statements to shareholders	6,158
Consulting fees	1,133
Other	6,224
2,790,534
Less:
Management fees waived	(999,049)
Total operating expenses	1,791,485
NET INVESTMENT INCOME	4,751,099
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	2,050,842
Net change in unrealized appreciation (depreciation) of investments	(67,259,516)
NET REALIZED AND UNREALIZED LOSS	(65,208,674)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(60,457,575)
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,751,099	$ 8,767,558
Net realized gain	2,050,842	6,014,237
Net change in unrealized appreciation (depreciation)	(67,259,516)	151,096,458
Net increase (decrease) in net assets resulting from operations	(60,457,575)	165,878,253
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(7,476,919)
Service Class	—	(960,294)
	—	(8,437,213)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	54,984,110	58,480,280
Service Class	20,910,142	36,872,504
Reinvestment of dividends and distributions:
Standard Class	—	7,476,919
Service Class	—	960,294
	75,894,252	103,789,997
Cost of shares redeemed:
Standard Class	(56,289,901)	(65,756,052)
Service Class	(9,734,709)	(10,792,540)
	(66,024,610)	(76,548,592)
Increase in net assets derived from capital share transactions	9,869,642	27,241,405
NET INCREASE (DECREASE) IN NET ASSETS	(50,587,933)	184,682,445
NET ASSETS:
Beginning of period	751,036,080	566,353,635
End of period	$700,448,147	$751,036,080
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–30

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended				5/1/15 [1] to 12/31/15
		12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 14.366	$ 11.284	$ 12.636	$ 10.801	$ 9.362	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.091	0.176	0.158	0.143	0.135	0.092
Net realized and unrealized gain (loss)	(1.399)	3.073	(1.368)	1.831	1.435	(0.611)
Total from investment operations	(1.308)	3.249	(1.210)	1.974	1.570	(0.519)
Less dividends and distributions from:
Net investment income	—	(0.167)	(0.142)	(0.139)	(0.131)	(0.088)
Net realized gain	—	—	—	—	—	(0.031)
Return of capital	—	—	—	—	—	— [4]
Total dividends and distributions	—	(0.167)	(0.142)	(0.139)	(0.131)	(0.119)
Net asset value, end of period	$ 13.058	$ 14.366	$ 11.284	$ 12.636	$ 10.801	$ 9.362
Total return[5]	(9.10%)	28.82%	(9.64%)	18.31%	16.75%	(5.21%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$595,069	$648,786	$509,361	$461,856	$332,641	$420,357
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.49%	0.47%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.80%	0.79%	0.79%	0.79%	0.78%	0.76%
Ratio of net investment income to average net assets	1.44%	1.34%	1.23%	1.23%	1.39%	1.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.14%	1.05%	0.94%	0.94%	1.10%	1.12%
Portfolio turnover	8%	9%	6%	6%	28%	103%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Return of capital distributions of $52,974 were made by the Fund’s Standard Class, which calculated to a de minimis amount of $0.000 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–31

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended				5/1/15 [1] to 12/31/15
		12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 14.355	$ 11.280	$ 12.634	$ 10.803	$ 9.364	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.075	0.143	0.126	0.114	0.114	0.075
Net realized and unrealized gain (loss)	(1.399)	3.070	(1.365)	1.828	1.430	(0.609)
Total from investment operations	(1.324)	3.213	(1.239)	1.942	1.544	(0.534)
Less dividends and distributions from:
Net investment income	—	(0.138)	(0.115)	(0.111)	(0.105)	(0.071)
Net realized gain	—	—	—	—	—	(0.031)
Return of capital	—	—	—	—	—	— [4]
Total dividends and distributions	—	(0.138)	(0.115)	(0.111)	(0.105)	(0.102)
Net asset value, end of period	$ 13.031	$ 14.355	$ 11.280	$ 12.634	$ 10.803	$ 9.364
Total return[5]	(9.22%)	28.51%	(9.86%)	18.00%	16.47%	(5.36%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$105,379	$102,250	$ 56,993	$ 39,207	$ 15,504	$ 3,687
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.74%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.04%	1.04%	1.04%	1.03%	1.01%
Ratio of net investment income to average net assets	1.19%	1.09%	0.98%	0.98%	1.14%	1.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.89%	0.80%	0.69%	0.69%	0.85%	0.87%
Portfolio turnover	8%	9%	6%	6%	28%	103%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Return of capital distributions of $46 were made by the Fund’s Service Class, which calculated to a de minimis amount of $0.000 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–32

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and
LVIP Dimensional U.S. Core Equity 2 Fund–33

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.72% of the Fund's average daily net assets.   Effective March 4, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.30% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to March 4, 2020, the waiver amount was 0.29% of the Fund’s average daily net assets.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$21,274
Legal	3,793
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,649 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$244,684
Distribution fees payable to LFD	21,762
Printing and mailing fees payable to Lincoln Life	2,649
Shareholder servicing fees payable to Lincoln Life	16,895
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$69,437,939
Sales	54,144,960
LVIP Dimensional U.S. Core Equity 2 Fund–34

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$599,843,204
Aggregate unrealized appreciation of investments	$190,781,685
Aggregate unrealized depreciation of investments	(90,446,465)
Net unrealized appreciation of investments	$100,335,220
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$696,724,319	$—	$379,755	$697,104,074
Preferred Stock	47,471	—	—	47,471
Rights	1,882	—	11,132	13,014
Money Market Fund	3,013,865	—	—	3,013,865
Total Investments	$699,787,537	$—	$390,887	$700,178,424
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 2 Fund–35

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	4,828,792	4,523,989
Service Class	1,721,110	2,819,273
Shares reinvested:
Standard Class	—	529,907
Service Class	—	68,119
	6,549,902	7,941,288
Shares redeemed:
Standard Class	(4,417,264)	(5,034,677)
Service Class	(757,494)	(816,801)
	(5,174,758)	(5,851,478)
Net increase	1,375,144	2,089,810
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1. Restricted securities have been identified on the Statement of Net Assets.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Dimensional U.S. Core Equity 2 Fund–36

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–37

LVIP Dimensional U.S. Core Equity 2 Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Dimensional U.S. Core Equity 2 Fund–38

LVIP Franklin Templeton Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Franklin Templeton Global Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$922.00	0.74%	$3.54
Service Class Shares	1,000.00	920.90	0.99%	4.73
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.74%	$3.72
Service Class Shares	1,000.00	1,019.90	0.99%	4.97

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Security Type/Country	Percentage of Net Assets
Common Stock	89.99%
Argentina	0.22%
Australia	0.01%
Belgium	0.43%
Canada	2.13%
China	1.05%
France	1.80%
Germany	4.86%
Hong Kong	2.52%
Israel	0.26%
Italy	0.07%
Japan	8.86%
Netherlands	1.61%
New Zealand	0.01%
Norway	0.53%
Republic of Korea	1.10%
Switzerland	2.44%
Taiwan	0.97%
Thailand	0.19%
United Kingdom	4.52%
United States	56.41%
Preferred Stock	0.21%
Corporate Bonds	0.20%
Money Market Fund	7.08%
Short-Term Investments	0.11%
Total Investments	97.59%
Receivables and Other Assets Net of Liabilities	2.41%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	1.84%
Air Freight & Logistics	1.02%
Airlines	0.13%
Automobiles	1.36%
Banks	2.86%
Beverages	1.87%
Biotechnology	0.95%
Building Products	0.52%
Capital Markets	0.77%
Chemicals	4.57%
Commercial Services & Supplies	0.53%
Communications Equipment	0.60%
Sector	Percentage of Net Assets
Construction Materials	0.10%
Consumer Finance	0.50%
Containers & Packaging	0.56%
Diversified Consumer Services	0.03%
Diversified Financial Services	1.15%
Diversified Telecommunication Services	2.24%
Electric Utilities	0.07%
Electrical Equipment	0.64%
Electronic Equipment, Instruments & Components	0.88%
Entertainment	0.98%
Equity Real Estate Investment Trusts	0.48%
Food & Staples Retailing	2.50%
Food Products	1.17%
Health Care Equipment & Supplies	6.34%
Health Care Providers & Services	3.61%
Health Care Technology	0.34%
Hotels, Restaurants & Leisure	1.03%
Household Durables	0.59%
Household Products	0.91%
Industrial Conglomerates	4.06%
Insurance	1.44%
Interactive Media & Services	0.81%
Internet & Direct Marketing Retail	2.32%
IT Services	4.09%
Life Sciences Tools & Services	0.41%
Machinery	1.31%
Media	1.26%
Metals & Mining	2.16%
Multiline Retail	1.33%
Multi-Utilities	1.51%
Oil, Gas & Consumable Fuels	2.22%
Pharmaceuticals	7.20%
Professional Services	0.22%
Real Estate Management & Development	1.36%
Road & Rail	0.79%
Semiconductors & Semiconductor Equipment	4.68%
Software	6.40%
Specialty Retail	1.51%
Technology Hardware, Storage & Peripherals	1.35%
Textiles, Apparel & Luxury Goods	1.48%
Tobacco	0.33%
Trading Companies & Distributors	0.25%
Wireless Telecommunication Services	0.77%
Total	90.40%
LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	3.17%
Roper Technologies	1.73%
Johnson & Johnson	1.58%
Medtronic	1.44%
Verizon Communications	1.31%
Accenture Class A	1.14%
Albemarle	1.13%
Samsung Electronics	1.10%
Linde	1.08%
Stryker	1.07%
Total	14.75%

IT–Information Technology
LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–89.99%
Argentina–0.22%
†Globant	918	$ 137,562
†MercadoLibre	2,057	2,027,729
		2,165,291
Australia–0.01%
†Afterpay	968	41,805
Ampol	3,151	64,206
		106,011
Belgium–0.43%
Anheuser-Busch InBev	85,204	4,200,251
		4,200,251
Canada–2.13%
Barrick Gold (New York Shares)	209,200	5,635,848
Canadian Natural Resources	50,400	874,278
Constellation Software	545	615,369
Husky Energy	416,500	1,368,289
†Repare Therapeutics	3,400	105,468
†Shopify Class A	4,174	3,965,454
Wheaton Precious Metals	186,900	8,220,241
		20,784,947
China–1.05%
†Alibaba Group Holding ADR	22,936	4,947,295
Guotai Junan Securities Class H	268,400	373,262
†Kingsoft Cloud Holdings ADR	700	22,064
†Wuxi Biologics Cayman	25,072	460,212
†Yum China Holdings	91,700	4,408,019
		10,210,852
France–1.80%
Accor	29,368	801,500
†Adevinta	8,854	89,615
Sanofi	76,396	7,791,213
TOTAL	87,877	3,388,397
Veolia Environnement	242,171	5,468,499
		17,539,224
Germany–4.86%
adidas	8,785	2,316,179
BASF	23,378	1,313,125
Bayer	93,229	6,910,457
†Covestro	24,638	938,418
†Delivery Hero	4,587	471,393
†Deutsche Bank	79,804	761,337
†Deutsche Telekom	453,696	7,612,671
E.ON	819,410	9,249,232
†Evotec	3,977	108,549
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Fresenius Medical Care & Co.	86,962	$ 7,481,325
Infineon Technologies	135,732	3,180,497
Siemens ADR	109,605	6,465,599
Siemens Healthineers	5,047	242,600
†Zalando	3,345	237,296
		47,288,678
Hong Kong–2.52%
AIA Group	470,600	4,403,687
China Pacific Insurance Group Class H	354,583	953,008
China Telecom Class H	5,040,000	1,415,719
CK Asset Holdings	723,500	4,338,678
CK Hutchison Holdings	909,500	5,889,546
Sun Hung Kai Properties	338,500	4,324,415
Swire Pacific Class A	297,900	1,583,271
Tencent Holdings	25,073	1,606,624
		24,514,948
Israel–0.26%
†Check Point Software Technologies	18,298	1,965,754
†Fiverr International	3,396	250,693
†Wix.com	1,124	287,991
		2,504,438
Italy–0.07%
CNH Industrial	94,507	663,969
		663,969
Japan–8.86%
East Japan Railway	61,700	4,275,517
ENEOS Holdings	186,238	663,857
Hitachi	66,400	2,110,512
Honda Motor	219,000	5,605,009
Isuzu Motors	503,500	4,575,474
KDDI	230,500	6,877,461
Keyence	1,000	419,062
Kirin Holdings	390,600	8,233,748
Komatsu	124,900	2,558,017
Kyocera	86,900	4,743,398
Matsumotokiyoshi Holdings	156,900	5,701,526
Mitsubishi Electric	372,600	4,866,628
Mitsui Fudosan	168,100	2,986,250
†Renesas Electronics	207,277	1,065,487
Seven & i Holdings	200,200	6,549,247
Sony	82,600	5,701,888
Sumitomo Metal Mining	170,000	4,788,864
Sumitomo Mitsui Financial Group	211,300	5,963,264
Takeda Pharmaceutical	237,821	8,544,418
		86,229,627
LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands–1.61%
†Adyen	1,546	$ 2,250,193
†Argenx	2,004	446,471
ASML Holding (New York shares)	2,493	917,499
†Heineken	7,569	697,819
†ING Groep	162,751	1,134,521
NN Group	60,670	2,038,982
NXP Semiconductors	61,700	7,036,268
Royal Dutch Shell Class A	40,981	670,833
Royal Dutch Shell Class B	23,244	352,386
†uniQure	3,187	143,606
		15,688,578
New Zealand–0.01%
†Xero	964	60,554
		60,554
Norway–0.53%
Yara International	148,876	5,190,162
		5,190,162
Republic of Korea–1.10%
Samsung Electronics	241,591	10,694,662
		10,694,662
Switzerland–2.44%
Cie Financiere Richemont	12,847	828,635
Credit Suisse Group	131,460	1,367,824
†CRISPR Therapeutics	3,993	293,446
Dufry	9,162	274,434
†LafargeHolcim	21,333	939,847
Lonza Group	1,287	681,720
Novartis	85,152	7,418,529
Novartis ADR	27,314	2,385,605
Roche Holding	27,626	9,571,015
		23,761,055
Taiwan–0.97%
Taiwan Semiconductor Manufacturing ADR	165,700	9,406,789
		9,406,789
Thailand–0.19%
†Sea ADR	17,570	1,884,207
		1,884,207
United Kingdom–4.52%
AstraZeneca	10,057	1,046,676
BAE Systems	1,320,066	7,893,283
BP	366,153	1,402,747
BP ADR	170,719	3,981,167
British American Tobacco	63,216	2,424,512
Burberry Group	251,599	4,971,620
GlaxoSmithKline	126,817	2,561,664
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Johnson Matthey	10,321	$ 268,799
Linde	49,500	10,499,445
M&G	196,545	408,115
nVent Electric	72,200	1,352,306
Pentair	64,000	2,431,360
Standard Chartered	754,342	4,089,134
Vodafone Group	396,988	631,115
		43,961,943
United States–56.41%
†10X Genomics Class A	790	70,555
Abbott Laboratories	72,888	6,664,150
AbbVie	69,430	6,816,637
Accenture Class A	51,800	11,122,496
†Adobe	4,084	1,777,806
Aflac	40,000	1,441,200
Air Products & Chemicals	41,200	9,948,152
Albemarle	142,995	11,040,644
Alleghany	580	283,701
†Alphabet Class A	1,822	2,583,687
†Alphabet Class C	516	729,423
†Alteryx Class A	4,180	686,690
Altria Group	19,889	780,643
†Amazon.com	3,240	8,938,577
American Express	42,200	4,017,440
American Tower	4,009	1,036,487
Amphenol Class A	5,602	536,728
Analog Devices	79,342	9,730,503
†ANSYS	3,304	963,876
Anthem	4,104	1,079,270
Apple	3,145	1,147,296
†Applied Molecular Transport	4,924	123,789
†Aspen Technology	2,123	219,964
†Atlassian Class A	7,786	1,403,582
†Autodesk	4,126	986,898
†Avalara	4,379	582,801
Baxter International	2,560	220,416
Becton Dickinson & Co.	37,410	8,951,091
†Berkshire Hathaway Class B	53,500	9,550,285
†Bill.Com Holdings	2,045	184,479
†Booking Holdings	3,452	5,496,758
†Cadence Design Systems	7,340	704,346
Capital One Financial	13,924	871,503
Carlisle	17,830	2,133,716
†Catalent	4,153	304,415
†Cerence	841	34,346
†Charter Communications Class A	4,767	2,431,361
†Chegg	4,398	295,809
Chevron	25,900	2,311,057
†Chewy Class A	5,422	242,309
Cintas	17,400	4,634,664

LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Cisco Systems	21,498	$ 1,002,667
Citigroup	135,147	6,906,012
Cognizant Technology Solutions Class A	26,882	1,527,435
Colgate-Palmolive	52,200	3,824,172
Comcast Class A	221,910	8,650,052
†CoStar Group	1,599	1,136,361
†Coupa Software	4,580	1,268,843
†Crowdstrike Holdings Class A	607	60,876
Crown Castle International	3,996	668,731
†Crown Holdings	68,900	4,487,457
CVS Health	63,720	4,139,888
Danaher	8,768	1,550,445
†Datadog Class A	3,555	309,107
†Deciphera Pharmaceuticals	3,990	238,283
DENTSPLY SIRONA	31,300	1,379,078
†DexCom	971	393,643
Digital Realty Trust	4,234	601,694
†DocuSign	8,203	1,412,639
†Dollar Tree	78,300	7,256,844
Donaldson	37,607	1,749,478
Dover	40,900	3,949,304
Ecolab	26,500	5,272,175
†Edwards Lifesciences	11,210	774,723
†Elanco Animal Health	11,449	245,581
Eli Lilly & Co.	9,004	1,478,277
EOG Resources	41,300	2,092,258
†EPAM Systems	5,043	1,270,886
Equinix	1,605	1,127,192
Erie Indemnity Class A	14,000	2,686,600
Everest Re Group	2,200	453,640
Exxon Mobil	27,300	1,220,856
†F5 Networks	34,400	4,798,112
†Facebook Class A	9,568	2,172,606
First Horizon National	50,195	499,942
†Fiserv	5,004	488,491
Fortive	2,812	190,260
†Freeport-McMoRan	206,500	2,389,205
General Dynamics	28,400	4,244,664
General Electric	101,813	695,383
†General Motors	20,128	509,238
†Guardant Health	625	50,706
†Guidewire Software	3,306	366,470
Hartford Financial Services Group	45,873	1,768,404
†HCA Healthcare	45,500	4,416,230
Hewlett Packard Enterprise	22,732	221,182
Honeywell International	51,600	7,460,844
†HubSpot	4,138	928,360
†IDEXX Laboratories	4,109	1,356,627
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Illumina	2,737	$ 1,013,648
†Inari Medical	700	33,908
†Inspire Medical Systems	4,963	431,880
Intel	6,745	403,553
Intercontinental Exchange	5,569	510,120
International Paper	28,704	1,010,668
Intuit	4,111	1,217,637
†Intuitive Surgical	1,676	955,035
†Iovance Biotherapeutics	10,395	285,343
†iRhythm Technologies	1,046	121,221
Jack Henry & Associates	2,476	455,658
Johnson & Johnson	109,600	15,413,048
Johnson Controls International	147,457	5,034,182
JPMorgan Chase & Co.	85,505	8,042,600
Kellogg	73,900	4,881,834
†Keysight Technologies	8,024	808,659
Kinder Morgan	80,756	1,225,069
KLA	2,492	484,644
Kraft Heinz	51,500	1,642,335
Kroger	134,600	4,556,210
†Laboratory Corp of America Holdings	53,400	8,870,274
Lam Research	3,333	1,078,092
†Legend Biotech ADR	1,500	63,840
†Liberty Broadband Class A	5,938	725,564
†Livongo Health	6,344	477,005
Lowe's	39,300	5,310,216
Mastercard Class A	8,349	2,468,799
†Match Group	4,944	529,255
Matthews International Class A	26,900	513,790
McCormick & Co Non-Voting Shares	27,300	4,897,893
McDonald's	26,000	4,796,220
Medtronic	152,921	14,022,856
Merck & Co.	30,605	2,366,685
†Mercury Systems	2,901	228,193
Microsoft	151,604	30,852,930
†MongoDB	4,153	939,990
Monolithic Power Systems	3,739	886,143
Moody's	2,796	768,145
MSCI	4,413	1,473,148
Nasdaq	7,565	903,791
†Netflix	1,252	569,710
†Neurocrine Biosciences	4,414	538,508
NextEra Energy	2,693	646,778
NIKE Class B	64,136	6,288,535
Norfolk Southern	19,200	3,370,944
†Novavax	740	61,679
NVIDIA	4,161	1,580,806
†Okta	5,413	1,083,845
Oracle	102,510	5,665,728
†Otis Worldwide	20,750	1,179,845

LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Paycom Software	1,177	$ 364,552
†PayPal Holdings	14,568	2,538,183
PepsiCo	38,700	5,118,462
Perrigo	22,700	1,254,629
Pfizer	72,825	2,381,378
Procter & Gamble	42,400	5,069,768
†PTC Therapeutics	2,369	120,203
†Q2 Holdings	6,653	570,761
Raytheon Technologies	90,064	5,549,744
†Repligen	4,825	596,418
ResMed	4,174	801,408
†RingCentral Class A	3,309	943,098
Roper Technologies	43,502	16,890,087
†Ross Stores	55,100	4,696,724
†salesforce.com	8,188	1,533,858
SBA Communications	4,013	1,195,553
†Selectquote	1,553	39,338
†ServiceNow	7,926	3,210,506
†Shift4 Payments Class A	2,300	81,650
†Slack Technologies Class A	17,133	532,665
†Square Class A	253	26,550
State Street	6,300	400,365
STERIS	4,180	641,379
Stryker	57,561	10,371,917
†Synopsys	4,556	888,420
Sysco	39,600	2,164,536
Target	46,500	5,576,745
†Teladoc Health	2,785	531,489
Teradyne	1,636	138,258
†Tesla	456	492,393
Texas Instruments	70,050	8,894,249
Thermo Fisher Scientific	2,859	1,035,930
†TJX	87,900	4,444,224
Tradeweb Markets Class A	16,013	930,996
TransUnion	3,926	341,719
†Twilio Class A	4,586	1,006,260
†Tyler Technologies	1,752	607,734
United Parcel Service Class B	89,300	9,928,374
UnitedHealth Group	30,865	9,103,632
†Veeva Systems Class A	8,032	1,882,861
Verisk Analytics	3,975	676,545
Verizon Communications	231,800	12,779,134
Visa Class A	52,923	10,223,136
Voya Financial	25,697	1,198,765
†Vroom	400	20,856
Walgreens Boots Alliance	18,452	782,180
Walmart	38,000	4,551,640
†Walt Disney	63,354	7,064,605
Wells Fargo & Co.	45,706	1,170,074
West Pharmaceutical Services	36,300	8,246,271
†Western Digital	24,840	1,096,686
Williams	100,742	1,916,113
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Workday Class A	4,962	$ 929,680
WW Grainger	7,900	2,481,864
Xilinx	7,479	735,859
†Zendesk	4,141	366,603
Zimmer Biomet Holdings	41,500	4,953,440
Zoetis	2,886	395,497
†ZoomInfo Technologies Class A	4,111	209,784
		549,153,678
Total Common Stock (Cost $691,767,716)		876,009,864
PREFERRED STOCK–0.21%
Germany–0.21%
Volkswagen 2.67%	13,600	2,067,199
Total Preferred Stock (Cost $1,849,704)		2,067,199

	Principal Amount°
CORPORATE BONDS–0.20%
United States–0.20%
American Airlines 11.75% 7/15/25	830,000	780,026
Frontier Communications
10.50% 9/15/22	930,000	320,850
11.00% 9/15/25	476,000	164,220
Macy's 8.38% 6/15/25	150,000	149,250
Mileage Plus Holdings / Mileage Plus Intellectual Property Assets 6.50% 6/20/27	461,000	462,152
Occidental Petroleum
•1.84% (LIBOR03M + 1.45%) 8/15/22	101,100	93,032
4.85% 3/15/21	32,000	31,760
Total Corporate Bonds (Cost $2,818,925)		2,001,290

	Number of Shares
MONEY MARKET FUND–7.08%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.11%)	68,937,025	68,937,025
Total Money Market Fund (Cost $68,937,025)		68,937,025

LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–0.11%
U.S. TREASURY OBLIGATIONS–0.11%
U.S. Treasury Bills
∞≠0.12% 8/6/20	500,000	$ 499,936
≠0.19% 12/10/20	500,000	499,657
		999,593
Total Short-Term Investments (Cost $999,526)		999,593
TOTAL INVESTMENTS–97.59% (Cost $766,372,896)	$950,014,971
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.41%	23,495,381
NET ASSETS APPLICABLE TO 29,819,198 SHARES OUTSTANDING–100.00%	$973,510,352
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($75,557,063 / 2,311,897 Shares)	$32.682
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($897,953,289 / 27,507,301 Shares)	$32.644
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$893,639,357
Distributable earnings/(accumulated loss)	79,870,995
TOTAL NET ASSETS	$973,510,352

Δ Securities have been classified by country of origin.
† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
∞ Fully or partially pledged as collateral for futures contracts.
≠ The rate shown is the effective yield at the time of purchase.
★ Includes $22,995,038 cash collateral held at broker for futures contracts, $579,710 payable for securities purchased, $233,583 payable for fund shares redeemed, $71,052 other accrued expenses payable, $759,686 due to manager and affiliates and $632,334 variation margin due to broker on futures contracts as of June 30, 2020.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–8

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2020:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(292,869)	USD	326,742	7/15/20	$ —	$ (2,407)
HSBC	AUD	6,257	USD	(4,293)	7/15/20	26	—
HSBC	EUR	(588,878)	USD	657,703	7/15/20	—	(4,123)
HSBC	EUR	(270,733)	USD	306,722	7/15/20	2,453	—
HSBC	EUR	239,101	USD	(269,094)	7/15/20	—	(375)
HSBC	EUR	14,360	USD	(16,109)	7/15/20	30	—
HSBC	GBP	2,384	USD	(2,964)	8/14/20	—	(10)
HSBC	KRW	(2,853,783,660)	USD	2,334,020	7/17/20	—	(45,010)
HSBC	KRW	(118,013,610)	USD	99,069	7/17/20	689	—
HSBC	KRW	66,846,870	USD	(55,643)	7/17/20	83	—
UBS	AUD	(637,712)	USD	440,291	7/15/20	165	—
UBS	AUD	526,113	USD	(361,877)	7/15/20	1,228	—
UBS	AUD	12,978	USD	(9,003)	7/15/20	—	(46)
UBS	CHF	(1,241,687)	USD	1,321,323	8/17/20	8,882	—
UBS	EUR	(9,012,762)	USD	9,877,922	7/15/20	—	(251,297)
UBS	EUR	(411,485)	USD	464,501	7/15/20	2,043	—
UBS	EUR	178,331	USD	(200,526)	7/15/20	—	(104)
UBS	GBP	(3,155,921)	USD	3,958,456	8/14/20	46,852	—
Total Foreign Currency Exchange Contracts						$62,451	$(303,372)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(225)	British Pound	$ (17,433,281)	$ (17,634,955)	9/14/20	$ 201,674	$ —
(203)	Euro	(28,555,756)	(28,567,788)	9/14/20	12,032	—
(178)	Japanese Yen	(20,627,975)	(20,740,259)	9/14/20	112,284	—
					325,990	—
Equity Contracts:
(366)	E-mini MSCI Emerging Markets Index	(18,038,310)	(18,123,164)	9/18/20	84,854	—
(97)	E-mini Russell 2000 Index	(6,972,360)	(6,955,735)	9/18/20	—	(16,625)
(725)	E-mini S&P 500 Index	(112,019,750)	(112,331,457)	9/18/20	311,707	—
(159)	E-mini S&P MidCap 400 Index	(28,287,690)	(28,538,339)	9/18/20	250,649	—
(791)	Euro STOXX 50 Index	(28,642,419)	(28,555,433)	9/18/20	—	(86,986)
(227)	FTSE 100 Index	(17,291,432)	(17,399,878)	9/18/20	108,446	—
(101)	Nikkei 225 Index (OSE)	(20,831,396)	(20,999,330)	9/10/20	167,934	—
					923,590	(103,611)
Total Futures Contracts					$1,249,580	$(103,611)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BOA–Bank of America
CHF–Swiss Franc
LVIP Franklin Templeton Global Equity Managed Volatility Fund–9

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
KRW–South Korean Won
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–10

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 12,639,041
Interest	16,262
Foreign taxes withheld	(672,444)
11,982,859
EXPENSES:
Management fees	3,181,136
Distribution fees-Service Class	1,135,409
Shareholder servicing fees	142,939
Accounting and administration expenses	129,790
Custodian fees	90,458
Reports and statements to shareholders	43,148
Professional fees	23,669
Pricing fees	16,923
Trustees’ fees and expenses	13,904
Consulting fees	2,477
Other	6,368
4,786,221
Less:
Management fees waived	(16,139)
Total operating expenses	4,770,082
NET INVESTMENT INCOME	7,212,777
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(52,224,233)
Foreign currencies	(43,524)
Foreign currency exchange contracts	470,284
Futures contracts	(5,210,881)
Net realized loss	(57,008,354)
Net change in unrealized appreciation (depreciation) of:
Investments	(34,410,619)
Foreign currencies	(23,459)
Foreign currency exchange contracts	(29,019)
Futures contracts	560,304
Net change in unrealized appreciation (depreciation)	(33,902,793)
NET REALIZED AND UNREALIZED LOSS	(90,911,147)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(83,698,370)
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 7,212,777	$ 15,613,251
Net realized loss	(57,008,354)	(47,689,601)
Net change in unrealized appreciation (depreciation)	(33,902,793)	152,746,408
Net increase (decrease) in net assets resulting from operations	(83,698,370)	120,670,058
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,966,601)
Service Class	—	(20,581,919)
Return of capital:
Standard Class	—	(19,165)
Service Class	—	(200,576)
	—	(22,768,261)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,192,465	3,755,802
Service Class	35,376,302	83,990,247
Reinvestment of dividends and distributions:
Standard Class	—	1,985,766
Service Class	—	20,782,495
	38,568,767	110,514,310
Cost of shares redeemed:
Standard Class	(5,844,008)	(7,331,414)
Service Class	(48,347,799)	(89,002,517)
	(54,191,807)	(96,333,931)
Increase (decrease) in net assets derived from capital share transactions	(15,623,040)	14,180,379
NET INCREASE (DECREASE) IN NET ASSETS	(99,321,410)	112,082,176
NET ASSETS:
Beginning of period	1,072,831,762	960,749,586
End of period	$ 973,510,352	$1,072,831,762
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–11

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3,4]	12/31/15
Net asset value, beginning of period	$ 35.448	$ 32.180	$ 35.974	$ 30.020	$ 29.762	$ 32.846
Income (loss) from investment operations:
Net investment income[5]	0.279	0.598	0.491	0.455	0.433	0.466
Net realized and unrealized gain (loss)	(3.045)	3.511	(3.779)	5.968	0.289	(3.100)
Total from investment operations	(2.766)	4.109	(3.288)	6.423	0.722	(2.634)
Less dividends and distributions from:
Net investment income	—	(0.636)	(0.506)	(0.469)	(0.464)	(0.450)
Net realized gain	—	(0.199)	—	—	—	—
Return of capital	—	(0.006)	—	—	—	—
Total dividends and distributions	—	(0.841)	(0.506)	(0.469)	(0.464)	(0.450)
Net asset value, end of period	$ 32.682	$ 35.448	$ 32.180	$ 35.974	$ 30.020	$ 29.762
Total return[6]	(7.80%)	12.80%	(9.14%)	21.41%	2.42%	(8.02%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 75,557	$ 84,909	$ 78,653	$ 92,307	$82,911	$ 86,144
Ratio of expenses to average net assets	0.74%	0.74%	0.73%	0.72%	0.73%	0.74%
Ratio of net investment income to average net assets	1.69%	1.76%	1.37%	1.36%	1.49%	1.43%
Portfolio turnover	26%	29%	30%	17%	58%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 8, 2016, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC are responsible for the day-to-day management of a portion of the Fund’s investment portfolio.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–12

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3,4]	12/31/15
Net asset value, beginning of period	$ 35.451	$ 32.187	$ 35.975	$ 30.027	$ 29.773	$ 32.853
Income (loss) from investment operations:
Net investment income[5]	0.238	0.512	0.401	0.372	0.360	0.383
Net realized and unrealized gain (loss)	(3.045)	3.507	(3.770)	5.961	0.285	(3.093)
Total from investment operations	(2.807)	4.019	(3.369)	6.333	0.645	(2.710)
Less dividends and distributions from:
Net investment income	—	(0.551)	(0.419)	(0.385)	(0.391)	(0.370)
Net realized gain	—	(0.199)	—	—	—	—
Return of capital	—	(0.005)	—	—	—	—
Total dividends and distributions	—	(0.755)	(0.419)	(0.385)	(0.391)	(0.370)
Net asset value, end of period	$ 32.644	$ 35.451	$ 32.187	$ 35.975	$ 30.027	$ 29.773
Total return[6]	(7.91%)	12.51%	(9.37%)	21.10%	2.16%	(8.25%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$897,953	$987,922	$882,097	$914,177	$788,470	$748,619
Ratio of expenses to average net assets	0.99%	0.99%	0.98%	0.97%	0.98%	0.99%
Ratio of net investment income to average net assets	1.44%	1.51%	1.12%	1.11%	1.24%	1.18%
Portfolio turnover	26%	29%	30%	17%	58%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 8, 2016, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC are responsible for the day-to-day management of a portion of the Fund’s investment portfolio.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–13

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–14

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $786 for the six months ended June 30, 2020. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.65% of the next $300 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.   The management fee, net of waivers, is calculated daily and paid monthly.
Templeton Investment Counsel, LLC, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC (the “Sub-Advisers”) are each responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisers a fee based on their respective managed portion of the Fund’s average daily net assets.
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1,2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$31,302
Legal	5,581
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–15

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $37,475 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$512,097
Distribution fees payable to LFD	185,825
Printing and mailing fees payable to Lincoln Life	38,406
Shareholder servicing fees payable to Lincoln Life	23,358
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2020, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$231,360,981
Sales	269,455,981
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$766,436,490
Aggregate unrealized appreciation of investments and derivatives	$232,737,381
Aggregate unrealized depreciation of investments and derivatives	(48,012,929)
Net unrealized appreciation of investments and derivatives	$184,724,452
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–16

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$ 2,165,291	$ —	$—	$ 2,165,291
Australia	—	106,011	—	106,011
Belgium	—	4,200,251	—	4,200,251
Canada	20,784,947	—	—	20,784,947
China	9,377,378	833,474	—	10,210,852
France	—	17,539,224	—	17,539,224
Germany	6,465,599	40,823,079	—	47,288,678
Hong Kong	—	24,514,948	—	24,514,948
Israel	2,504,438	—	—	2,504,438
Italy	—	663,969	—	663,969
Japan	—	86,229,627	—	86,229,627
Netherlands	11,491,856	4,196,722	—	15,688,578
New Zealand	—	60,554	—	60,554
Norway	—	5,190,162	—	5,190,162
Republic of Korea	—	10,694,662	—	10,694,662
Switzerland	2,679,051	21,082,004	—	23,761,055
Taiwan	9,406,789	—	—	9,406,789
Thailand	1,884,207	—	—	1,884,207
United Kingdom	18,264,278	25,697,665	—	43,961,943
United States	549,153,678	—	—	549,153,678
Preferred Stock	—	2,067,199	—	2,067,199
Corporate Bonds	—	2,001,290	—	2,001,290
Money Market Fund	68,937,025	—	—	68,937,025
Short-Term Investment	—	999,593	—	999,593
Total Investments	$703,114,537	$246,900,434	$—	$950,014,971
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 62,451	$—	$ 62,451
Futures Contracts	$1,249,580	$ —	$—	$1,249,580
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(303,372)	$—	$ (303,372)
Futures Contracts	$ (103,611)	$ —	$—	$ (103,611)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock and preferred stock investments was categorized as Level 2.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–17

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	97,105	110,812
Service Class	1,080,049	2,487,182
Shares reinvested:
Standard Class	—	56,531
Service Class	—	592,642
	1,177,154	3,247,167
Shares redeemed:
Standard Class	(180,529)	(216,202)
Service Class	(1,439,818)	(2,617,861)
	(1,620,347)	(2,834,063)
Net increase (decrease)	(443,193)	413,104
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2020, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund's investments and as a cash management tool.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–18

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$ 62,451	Receivables and other assets net of liabilities	$(303,372)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	923,590	Receivables and other assets net of liabilities	(103,611)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	325,990	Receivables and other assets net of liabilities	—
Total		$1,312,031		$(406,983)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 470,284	$ (29,019)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(8,138,503)	261,274
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,927,622	299,030
Total		$(4,740,597)	$531,285
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,383,718	$20,668,355
Futures contracts (average notional value)	13,981,049	264,966,691
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–19

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
At June 30, 2020, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$ —	$ (2,407)	$ (2,407)
Hong Kong Shanghai Bank	3,281	(49,518)	(46,237)
UBS AG	59,170	(251,447)	(192,277)
Total	$62,451	$(303,372)	$(240,921)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	(2,407)	—	—	—	—	(2,407)
Hong Kong Shanghai Bank	(46,237)	—	—	—	—	(46,237)
UBS AG	(192,277)	—	—	—	—	(192,277)
Total	(240,921)	—	—	—	—	(240,921)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund’s portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–20

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–21

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent, and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources, and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule was lower than the current subadvisory fee for the Fund. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP Franklin Templeton Global Equity Managed Volatility Fund–22

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–23

LVIP Franklin Templeton Multi-Asset Opportunities Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Franklin Templeton Multi-Asset Opportunities Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,000.10	0.42%	$2.09
Service Class Shares	1,000.00	998.80	0.67%	3.33
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.80	0.42%	$2.11
Service Class Shares	1,000.00	1,021.50	0.67%	3.37

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.06%
Equity Funds	44.22%
Fixed Income Funds	42.39%
Global Equity Fund	10.58%
International Equity Fund	2.10%
Money Market Fund	0.77%
Total Investments	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%
LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.06%
Equity Funds–44.22%
✧Franklin Growth Fund	36,579	$ 4,272,804
✧Franklin Growth Opportunities Fund– Franklin Growth Opportunities Fund	53,053	2,673,335
✢Franklin Templeton Variable Insurance Products Trust– Franklin Rising Dividends VIP Fund	249,077	6,157,181
iShares Core S&P 500 ETF	5,760	1,783,814
		14,887,134
Fixed Income Funds–42.39%
✧Franklin Total Return Fund	438,687	4,413,185
iShares Core U.S. Aggregate Bond ETF	64,653	7,642,631
iShares Intermediate-Term Corporate Bond ETF	36,668	2,214,014
		14,269,830
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–10.58%
✧Franklin Mutual Global Discovery Fund	145,749	$ 3,560,653
		3,560,653
International Equity Fund–2.10%
iShares Core MSCI EAFE ETF	12,355	706,212
		706,212
Money Market Fund–0.77%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	258,151	258,151
		258,151
Total Investment Companies (Cost $31,730,766)		33,681,980

TOTAL INVESTMENTS–100.06% (Cost $31,730,766)	33,681,980
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(18,766)
NET ASSETS APPLICABLE TO 3,046,870 SHARES OUTSTANDING–100.00%	$33,663,214
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND STANDARD CLASS ($1,455,692 / 131,526 Shares)	$11.068
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND SERVICE CLASS ($32,207,522 / 2,915,344 Shares)	$11.048
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$31,084,668
Distributable earnings/(accumulated loss)	2,578,546
TOTAL NET ASSETS	$33,663,214

✧ Class R-6 shares.
✢ Class 1 shares.
★ Includes $4,884 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $4,640 payable for fund shares redeemed, $13,961 other accrued expenses payable and $16,557 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–3

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 321,915
EXPENSES:
Management fees	118,837
Distribution fees-Service Class	37,827
Accounting and administration expenses	13,979
Professional fees	12,731
Shareholder servicing fees	4,595
Reports and statements to shareholders	1,104
Consulting fees	883
Trustees’ fees and expenses	425
Custodian fees	386
Pricing fees	207
Other	2,108
193,082
Less:
Management fees waived	(68,133)
Expenses reimbursed	(20,573)
Total operating expenses	104,376
NET INVESTMENT INCOME	217,539
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(160,832)
Distributions from unaffiliated investment companies	325,590
Net realized gain	164,758
Net change in unrealized appreciation (depreciation) of:
Investments	(416,179)
Foreign currencies	(11)
Net change in unrealized appreciation (depreciation)	(416,190)
NET REALIZED AND UNREALIZED LOSS	(251,432)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (33,893)
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 217,539	$ 443,267
Net realized gain	164,758	695,712
Net change in unrealized appreciation (depreciation)	(416,190)	3,510,909
Net increase (decrease) in net assets resulting from operations	(33,893)	4,649,888
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(61,725)
Service Class	—	(1,248,970)
	—	(1,310,695)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	17,430	246,949
Service Class	2,971,923	5,935,388
Reinvestment of dividends and distributions:
Standard Class	—	61,725
Service Class	—	1,248,970
	2,989,353	7,493,032
Cost of shares redeemed:
Standard Class	(56,068)	(61,055)
Service Class	(1,562,432)	(2,109,319)
	(1,618,500)	(2,170,374)
Increase in net assets derived from capital share transactions	1,370,853	5,322,658
NET INCREASE IN NET ASSETS	1,336,960	8,661,851
NET ASSETS:
Beginning of period	32,326,254	23,664,403
End of period	$33,663,214	$32,326,254
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–4

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Asset Opportunities Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 11.067	$ 9.724	$ 10.258	$ 9.483	$ 9.487	$ 9.938
Income (loss) from investment operations:
Net investment income[2]	0.086	0.195	0.174	0.210	0.133	0.161
Net realized and unrealized gain (loss)	(0.085)	1.643	(0.544)	0.808	(0.012)	(0.429)
Total from investment operations	0.001	1.838	(0.370)	1.018	0.121	(0.268)
Less dividends and distributions from:
Net investment income	—	(0.322)	(0.164)	(0.179)	(0.101)	(0.120)
Net realized gain	—	(0.173)	—	—	(0.024)	(0.063)
Return of capital	—	—	—	(0.064)	—	—
Total dividends and distributions	—	(0.495)	(0.164)	(0.243)	(0.125)	(0.183)
Net asset value, end of period	$ 11.068	$ 11.067	$ 9.724	$ 10.258	$ 9.483	$ 9.487
Total return[3]	0.01%	18.98%	(3.61%)	10.74%	1.34%	(2.76%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,456	$ 1,496	$ 1,096	$ 1,119	$ 1,040	$ 1,015
Ratio of expenses to average net assets[4]	0.42%	0.42%	0.42%	0.42%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.98%	1.01%	0.99%	1.01%	1.46%	1.46%
Ratio of net investment income to average net assets	1.61%	1.80%	1.68%	2.10%	1.42%	1.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.05%	1.21%	1.11%	1.51%	0.53%	0.72%
Portfolio turnover	8%	10%	11%	56%	98%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–5

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 11.061	$ 9.721	$ 10.258	$ 9.483	$ 9.488	$ 9.938
Income (loss) from investment operations:
Net investment income[2]	0.072	0.168	0.148	0.186	0.109	0.136
Net realized and unrealized gain (loss)	(0.085)	1.642	(0.544)	0.807	(0.012)	(0.428)
Total from investment operations	(0.013)	1.810	(0.396)	0.993	0.097	(0.292)
Less dividends and distributions from:
Net investment income	—	(0.297)	(0.141)	(0.154)	(0.078)	(0.095)
Net realized gain	—	(0.173)	—	—	(0.024)	(0.063)
Return of capital	—	—	—	(0.064)	—	—
Total dividends and distributions	—	(0.470)	(0.141)	(0.218)	(0.102)	(0.158)
Net asset value, end of period	$ 11.048	$ 11.061	$ 9.721	$ 10.258	$ 9.483	$ 9.488
Total return[3]	(0.12%)	18.68%	(3.85%)	10.47%	1.09%	(3.00%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 32,208	$ 30,831	$ 22,569	$ 17,962	$11,204	$ 10,913
Ratio of expenses to average net assets[4]	0.67%	0.67%	0.67%	0.67%	0.82%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.23%	1.26%	1.24%	1.26%	1.71%	1.71%
Ratio of net investment income to average net assets	1.36%	1.55%	1.43%	1.85%	1.17%	1.36%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.80%	0.96%	0.86%	1.26%	0.28%	0.47%
Portfolio turnover	8%	10%	11%	56%	98%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–6

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities
LVIP Franklin Templeton Multi-Asset Opportunities Fund–7

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.43% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.420% of the Fund’s average daily net assets for the Standard Class and 0.670% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 38,290	$ 38,290
Franklin Advisers, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$986
Legal	176
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $357 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP Franklin Templeton Multi-Asset Opportunities Fund–8

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$4,884
Management fees payable to LIAC	8,813
Distribution fees payable to LFD	6,588
Printing and mailing fees payable to Lincoln Life	357
Shareholder servicing fees payable to Lincoln Life	799
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
At June 30, 2020, Lincoln Life directly owned 37.07% of the Fund.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$4,748,376
Sales	2,564,320
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$31,730,766
Aggregate unrealized appreciation of investments	$ 2,967,920
Aggregate unrealized depreciation of investments	(1,016,706)
Net unrealized appreciation of investments	$ 1,951,214
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Franklin Templeton Multi-Asset Opportunities Fund–9

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$33,681,980	$—	$—	$33,681,980
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	1,677	22,411
Service Class	280,647	548,096
Shares reinvested:
Standard Class	—	5,576
Service Class	—	113,001
	282,324	689,084
Shares redeemed:
Standard Class	(5,301)	(5,515)
Service Class	(152,662)	(195,276)
	(157,963)	(200,791)
Net increase	124,361	488,293
5. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–10

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes to Financial Statements (continued)
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–11

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–12

LVIP Global Allocation Managed Risk Funds
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Global Allocation Managed Risk Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP Global Conservative Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$972.60	0.30%	$1.47
Service Class Shares	1,000.00	971.40	0.55%	2.70
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.30%	$1.51
Service Class Shares	1,000.00	1,022.10	0.55%	2.77
LVIP Global Moderate Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$956.30	0.30%	$1.46
Service Class Shares	1,000.00	955.20	0.55%	2.67
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.30%	$1.51
Service Class Shares	1,000.00	1,022.10	0.55%	2.77

LVIP Global Allocation Managed Risk Funds–1

LVIP Global Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP Global Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$942.60	0.30%	$1.45
Service Class Shares	1,000.00	941.40	0.55%	2.65
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.30%	$1.51
Service Class Shares	1,000.00	1,022.10	0.55%	2.77

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP Global Allocation Managed Risk Funds–2

LVIP Global Allocation Managed Risk Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP Global Conservative Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	96.22%
Investment Companies	96.22%
Equity Funds	29.16%
Fixed Income Funds	54.12%
Global Equity Fund	1.04%
Global Fixed Income Fund	0.90%
International Equity Funds	11.00%
Unaffiliated Investment	2.74%
Investment Company	2.74%
Money Market Fund	2.74%
Total Investments	98.96%
Receivables and Other Assets Net of Liabilities	1.04%
Total Net Assets	100.00%
LVIP Global Moderate Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.05%
Investment Companies	95.05%
Equity Funds	38.62%
Fixed Income Funds	33.64%
Global Equity Fund	1.72%
Global Fixed Income Fund	0.84%
International Equity Funds	20.23%
Unaffiliated Investment	2.97%
Investment Company	2.97%
Money Market Fund	2.97%
Total Investments	98.02%
Receivables and Other Assets Net of Liabilities	1.98%
Total Net Assets	100.00%
LVIP Global Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	94.62%
Investment Companies	94.62%
Equity Funds	42.25%
Fixed Income Funds	24.24%
Global Equity Fund	1.75%
Global Fixed Income Fund	0.81%
International Equity Funds	25.57%
Unaffiliated Investment	3.04%
Investment Company	3.04%
Money Market Fund	3.04%
Total Investments	97.66%
Receivables and Other Assets Net of Liabilities	2.34%
Total Net Assets	100.00%

LVIP Global Allocation Managed Risk Funds–3

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.22%
INVESTMENT COMPANIES–96.22%
Equity Funds–29.16%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	438,104	$ 12,333,066
LVIP MFS Value Fund	424,857	17,141,680
LVIP SSGA Large Cap 100 Fund	3,373,333	36,303,810
LVIP SSGA Mid-Cap Index Fund	2,321,470	24,238,469
LVIP SSGA S&P 500 Index Fund	7,185,115	145,850,650
LVIP SSGA Small-Cap Index Fund	1,233,520	33,876,158
LVIP T. Rowe Price Growth Stock Fund	906,490	48,481,822
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	398,006	12,096,600
		330,322,255
Fixed Income Funds–54.12%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	5,988,728	61,336,548
LVIP Delaware Bond Fund	15,380,057	224,518,076
LVIP JPMorgan High Yield Fund	3,355,661	33,647,217
LVIP PIMCO Low Duration Bond Fund	856,267	8,727,930
LVIP SSGA Bond Index Fund	4,187,497	51,007,900
LVIP SSGA Short-Term Bond Index Fund	828,131	8,716,083
LVIP Western Asset Core Bond Fund	21,132,732	225,084,722
		613,038,476
Global Equity Fund–1.04%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	1,433,829	11,806,146
		11,806,146
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.90%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	855,512	$ 10,158,358
		10,158,358
International Equity Funds–11.00%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	910,670	11,958,916
LVIP MFS International Growth Fund	1,285,415	23,568,078
LVIP Mondrian International Value Fund	1,188,837	16,153,913
LVIP SSGA Developed International 150 Fund	1,837,746	11,741,360
LVIP SSGA Emerging Markets Equity Index Fund	897,092	9,334,240
LVIP SSGA International Index Fund	5,910,955	51,827,258
		124,583,765
Total Affiliated Investments (Cost $909,454,344)		1,089,909,000
UNAFFILIATED INVESTMENT–2.74%
INVESTMENT COMPANY–2.74%
Money Market Fund–2.74%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	31,010,234	31,010,234
Total Unaffiliated Investment (Cost $31,010,234)		31,010,234

TOTAL INVESTMENTS–98.96% (Cost $940,464,578)	1,120,919,234
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.04%	11,782,026
NET ASSETS APPLICABLE TO 82,637,871 SHARES OUTSTANDING–100.00%	$1,132,701,260

✧✧ Standard Class shares.
LVIP Global Allocation Managed Risk Funds–4

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(40)	Australian Dollar	$ (2,760,000)	$ (2,741,568)	9/14/20	$ —	$ (18,432)
(69)	British Pound	(5,346,206)	(5,396,695)	9/14/20	50,489	—
(64)	Euro	(9,002,800)	(9,018,617)	9/14/20	15,817	—
(57)	Japanese Yen	(6,605,588)	(6,647,436)	9/14/20	41,848	—
(10)	Swedish Krona	(2,149,400)	(2,140,952)	9/14/20	—	(8,448)
					108,154	(26,880)
Interest Rate Contract:
1,603	U.S. Treasury 5 yr Notes	201,564,727	201,216,524	9/30/20	348,203	—
Equity Contracts:
(89)	E-mini MSCI Emerging Markets Index	(4,386,365)	(4,315,103)	9/18/20	—	(71,262)
(158)	E-mini Russell 2000 Index	(11,357,040)	(10,832,842)	9/18/20	—	(524,198)
(495)	E-mini S&P 500 Index	(76,482,450)	(74,479,776)	9/18/20	—	(2,002,674)
(109)	E-mini S&P MidCap 400 Index	(19,392,190)	(18,848,203)	9/18/20	—	(543,987)
(214)	Euro STOXX 50 Index	(7,749,024)	(7,662,707)	9/18/20	—	(86,317)
(62)	FTSE 100 Index	(4,722,770)	(4,728,555)	9/18/20	5,785	—
(95)	OMXS 30 Index	(1,698,759)	(1,679,416)	7/17/20	—	(19,343)
(24)	SPI 200 Index	(2,439,641)	(2,418,181)	9/17/20	—	(21,460)
(20)	Topix Index	(2,886,780)	(3,013,635)	9/10/20	126,855	—
					132,640	(3,269,241)
Total Futures Contracts					$588,997	$(3,296,121)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–5

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.05%
INVESTMENT COMPANIES–95.05%
Equity Funds–38.62%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	4,694,235	$ 132,147,420
LVIP SSGA Large Cap 100 Fund	27,223,013	292,974,071
LVIP SSGA Mid-Cap Index Fund	12,496,696	130,478,003
LVIP SSGA S&P 500 Index Fund	61,205,348	1,242,407,350
LVIP SSGA Small-Cap Index Fund	9,066,924	249,004,930
LVIP T. Rowe Price Growth Stock Fund	4,403,366	235,505,205
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,262,758	129,558,010
		2,412,074,989
Fixed Income Funds–33.64%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	31,053,110	318,045,947
LVIP Delaware Bond Fund	42,730,704	623,782,819
LVIP JPMorgan High Yield Fund	13,169,619	132,051,767
LVIP PIMCO Low Duration Bond Fund	8,614,283	87,805,390
LVIP SSGA Bond Index Fund	23,031,091	280,541,722
LVIP SSGA Short-Term Bond Index Fund	2,952,872	31,078,975
LVIP Western Asset Core Bond Fund	58,937,822	627,746,743
		2,101,053,363
Global Equity Fund–1.72%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	13,044,960	107,412,202
		107,412,202
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.84%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	4,435,760	$ 52,670,213
		52,670,213
International Equity Funds–20.23%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	9,751,103	128,051,479
LVIP MFS International Growth Fund	14,588,305	267,476,569
LVIP Mondrian International Value Fund	11,841,058	160,896,299
LVIP SSGA Developed International 150 Fund	24,464,320	156,302,543
LVIP SSGA Emerging Markets 100 Fund	8,808,535	60,919,828
LVIP SSGA Emerging Markets Equity Index Fund	15,695,921	163,316,060
LVIP SSGA International Index Fund	37,226,576	326,402,621
		1,263,365,399
Total Affiliated Investments (Cost $4,793,026,678)		5,936,576,166
UNAFFILIATED INVESTMENT–2.97%
INVESTMENT COMPANY–2.97%
Money Market Fund–2.97%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	185,425,484	185,425,484
Total Unaffiliated Investment (Cost $185,425,484)		185,425,484

TOTAL INVESTMENTS–98.02% (Cost $4,978,452,162)	6,122,001,650
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.98%	123,938,244
NET ASSETS APPLICABLE TO 439,691,107 SHARES OUTSTANDING–100.00%	$6,245,939,894

✧✧ Standard Class shares.
LVIP Global Allocation Managed Risk Funds–6

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(477)	Australian Dollar	$ (32,913,000)	$ (32,817,406)	9/14/20	$ —	$ (95,594)
(820)	British Pound	(63,534,625)	(64,449,669)	9/14/20	915,044	—
(757)	Euro	(106,486,243)	(107,002,200)	9/14/20	515,957	—
(688)	Japanese Yen	(79,730,600)	(80,239,532)	9/14/20	508,932	—
(111)	Swedish Krona	(23,858,340)	(23,884,611)	9/14/20	26,271	—
					1,966,204	(95,594)
Interest Rate Contract:
15,827	U.S. Treasury 5 yr Notes	1,990,121,609	1,985,894,213	9/30/20	4,227,396	—
Equity Contracts:
(1,879)	E-mini MSCI Emerging Markets Index	(92,606,515)	(91,114,216)	9/18/20	—	(1,492,299)
(1,561)	E-mini Russell 2000 Index	(112,204,680)	(107,452,947)	9/18/20	—	(4,751,733)
(4,917)	E-mini S&P 500 Index	(759,725,670)	(743,935,822)	9/18/20	—	(15,789,848)
(1,073)	E-mini S&P MidCap 400 Index	(190,897,430)	(186,609,940)	9/18/20	—	(4,287,490)
(2,595)	Euro STOXX 50 Index	(93,965,965)	(90,940,889)	9/18/20	—	(3,025,076)
(742)	FTSE 100 Index	(56,520,890)	(56,703,121)	9/18/20	182,231	—
(1,144)	OMXS 30 Index	(20,456,633)	(20,010,423)	7/17/20	—	(446,210)
(290)	SPI 200 Index	(29,479,009)	(29,220,428)	9/17/20	—	(258,581)
(335)	Topix Index	(48,353,554)	(50,478,380)	9/10/20	2,124,826	—
					2,307,057	(30,051,237)
Total Futures Contracts					$8,500,657	$(30,146,831)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–7

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.62%
INVESTMENT COMPANIES–94.62%
Equity Funds–42.25%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	2,818,072	$ 79,331,545
LVIP SSGA Large Cap 100 Fund	32,685,247	351,758,633
LVIP SSGA Mid-Cap Index Fund	30,004,021	313,271,986
LVIP SSGA S&P 500 Index Fund	85,035,732	1,726,140,314
LVIP SSGA Small-Cap Index Fund	13,781,530	378,482,158
LVIP T. Rowe Price Growth Stock Fund	5,268,746	281,788,338
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,557,535	77,731,166
		3,208,504,140
Fixed Income Funds–24.24%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	12,105,328	123,982,773
LVIP Delaware Bond Fund	41,640,753	607,871,719
LVIP JPMorgan High Yield Fund	17,163,616	172,099,576
LVIP PIMCO Low Duration Bond Fund	10,849,708	110,591,071
LVIP SSGA Bond Index Fund	15,224,491	185,449,530
LVIP SSGA Short-Term Bond Index Fund	2,781,386	29,274,082
LVIP Western Asset Core Bond Fund	57,433,747	611,726,841
		1,840,995,592
Global Equity Fund–1.75%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	16,108,142	132,634,438
		132,634,438
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.81%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	5,205,722	$ 61,812,737
		61,812,737
International Equity Funds–25.57%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	11,699,766	153,641,328
LVIP MFS International Growth Fund	19,643,468	360,162,986
LVIP Mondrian International Value Fund	14,788,133	200,941,150
LVIP SSGA Developed International 150 Fund	33,153,638	211,818,593
LVIP SSGA Emerging Markets 100 Fund	10,569,409	73,098,031
LVIP SSGA Emerging Markets Equity Index Fund	18,830,116	195,927,354
LVIP SSGA International Index Fund	85,125,814	746,383,141
		1,941,972,583
Total Affiliated Investments (Cost $5,787,877,857)		7,185,919,490
UNAFFILIATED INVESTMENT–3.04%
INVESTMENT COMPANY–3.04%
Money Market Fund–3.04%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	231,282,680	231,282,680
Total Unaffiliated Investment (Cost $231,282,680)		231,282,680

TOTAL INVESTMENTS–97.66% (Cost $6,019,160,537)	7,417,202,170
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.34%	177,536,728
NET ASSETS APPLICABLE TO 553,973,469 SHARES OUTSTANDING–100.00%	$7,594,738,898

✧✧ Standard Class shares.
LVIP Global Allocation Managed Risk Funds–8

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(764)	Australian Dollar	$ (52,716,000)	$ (52,560,439)	9/14/20	$ —	$ (155,561)
(1,313)	British Pound	(101,732,881)	(103,185,346)	9/14/20	1,452,465	—
(1,211)	Euro	(170,349,856)	(171,175,372)	9/14/20	825,516	—
(1,103)	Japanese Yen	(127,823,913)	(128,675,804)	9/14/20	851,891	—
(178)	Swedish Krona	(38,259,320)	(38,303,138)	9/14/20	43,818	—
					3,173,690	(155,561)
Interest Rate Contract:
21,631	U.S. Treasury 5 yr Notes	2,719,929,269	2,714,524,894	9/30/20	5,404,375	—
Equity Contracts:
(2,445)	E-mini MSCI Emerging Markets Index	(120,501,825)	(118,520,921)	9/18/20	—	(1,980,904)
(2,345)	E-mini Russell 2000 Index	(168,558,600)	(161,675,804)	9/18/20	—	(6,882,796)
(6,422)	E-mini S&P 500 Index	(992,263,220)	(971,547,521)	9/18/20	—	(20,715,699)
(1,464)	E-mini S&P MidCap 400 Index	(260,460,240)	(255,174,087)	9/18/20	—	(5,286,153)
(4,156)	Euro STOXX 50 Index	(150,490,385)	(145,621,920)	9/18/20	—	(4,868,465)
(1,189)	FTSE 100 Index	(90,570,538)	(90,857,014)	9/18/20	286,476	—
(1,833)	OMXS 30 Index	(32,777,106)	(31,799,204)	7/17/20	—	(977,902)
(472)	SPI 200 Index	(47,979,628)	(47,538,172)	9/17/20	—	(441,456)
(539)	Topix Index	(77,798,703)	(81,129,701)	9/10/20	3,330,998	—
					3,617,474	(41,153,375)
Total Futures Contracts					$12,195,539	$(41,308,936)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–9

LVIP Global Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2020 (unaudited)
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$1,089,909,000	$5,936,576,166	$7,185,919,490
Unaffiliated investments, at value	31,010,234	185,425,484	231,282,680
Cash collateral held at broker for futures contracts	12,761,678	137,635,915	192,624,259
Receivable for securities sold	500,377	2,312,210	2,572,339
Receivable for fund shares sold	20,103	38,523	193,724
Dividends and interest receivable	3,063	16,544	20,469
Prepaid expenses	1,882	10,397	12,937
TOTAL ASSETS	1,134,206,337	6,262,015,239	7,612,625,898
LIABILITIES:
Variation margin due to broker on futures contracts	683,936	10,478,118	12,199,220
Due to manager and affiliates	483,782	2,698,943	3,292,298
Payable for fund shares redeemed	311,615	2,835,433	2,325,514
Other accrued expenses payable	25,744	62,851	69,968
TOTAL LIABILITIES	1,505,077	16,075,345	17,887,000
TOTAL NET ASSETS	$1,132,701,260	$6,245,939,894	$7,594,738,898
Affiliated investments, at cost	$ 909,454,344	$4,793,026,678	$5,787,877,857
Unaffiliated investments, at cost	31,010,234	185,425,484	231,282,680
Standard Class:
Net Assets	$ 83,978,320	$ 212,869,361	$ 225,680,430
Shares Outstanding	6,117,919	14,963,734	16,442,772
Net Asset Value Per Share	$ 13.727	$ 14.226	$ 13.725
Service Class:
Net Assets	$1,048,722,940	$6,033,070,533	$7,369,058,468
Shares Outstanding	76,519,952	424,727,373	537,530,697
Net Asset Value Per Share	$ 13.705	$ 14.205	$ 13.709
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$ 998,462,636	$5,554,410,062	$6,802,648,311
Distributable earnings/(accumulated loss)	134,238,624	691,529,832	792,090,587
TOTAL NET ASSETS	$1,132,701,260	$6,245,939,894	$7,594,738,898
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–10

LVIP Global Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2020 (unaudited)
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 102,839	$ 667,203	$ —
Interest	—	—	801,379
	102,839	667,203	801,379
EXPENSES:
Management fees	1,433,467	7,927,232	9,738,572
Distribution fees-Service Class	1,329,602	7,661,259	9,455,174
Shareholder servicing fees	166,282	919,559	1,129,674
Accounting and administration expenses	73,616	271,944	328,352
Professional fees	22,441	61,035	72,152
Custodian fees	22,234	83,552	97,647
Reports and statements to shareholders	21,424	118,287	110,668
Trustees’ fees and expenses	16,069	89,196	110,773
Consulting fees	2,433	4,204	4,790
Pricing fees	403	464	419
Other	8,734	41,449	49,889
	3,096,705	17,178,181	21,098,110
Less:
Management fees waived	(18,756)	(155,083)	(125,944)
Total operating expenses	3,077,949	17,023,098	20,972,166
NET INVESTMENT LOSS	(2,975,110)	(16,355,895)	(20,170,787)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(4,620,156)	(40,606,104)	(53,004,513)
Futures contracts	(31,933,575)	(91,936,783)	(92,786,229)
Net realized loss	(36,553,731)	(132,542,887)	(145,790,742)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	7,069,554	(137,869,850)	(305,374,606)
Foreign currencies	(5,082)	(20,114)	(41,848)
Futures contracts	(2,598,894)	(20,934,808)	(28,229,565)
Net change in unrealized appreciation (depreciation)	4,465,578	(158,824,772)	(333,646,019)
NET REALIZED AND UNREALIZED LOSS	(32,088,153)	(291,367,659)	(479,436,761)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(35,063,263)	$(307,723,554)	$(499,607,548)
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–11

LVIP Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (2,975,110)	$ 22,850,701	$ (16,355,895)	$ 115,243,021	$ (20,170,787)	$ 140,811,176
Net realized gain (loss)	(36,553,731)	24,825,087	(132,542,887)	103,016,982	(145,790,742)	111,062,485
Net change in unrealized appreciation (depreciation)	4,465,578	119,435,611	(158,824,772)	703,388,886	(333,646,019)	962,783,268
Net increase (decrease) in net assets resulting from operations	(35,063,263)	167,111,399	(307,723,554)	921,648,889	(499,607,548)	1,214,656,929
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,567,551)	—	(15,090,053)	—	(16,077,125)
Service Class	—	(70,097,755)	—	(424,525,678)	—	(537,835,803)
	—	(75,665,306)	—	(439,615,731)	—	(553,912,928)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,057,580	7,403,442	15,195,811	27,031,759	10,911,984	30,782,470
Service Class	23,725,371	50,208,756	59,481,760	157,234,296	25,449,400	108,429,983
Reinvestment of dividends and distributions:
Standard Class	—	5,567,551	—	15,090,053	—	16,077,125
Service Class	—	70,097,755	—	424,525,678	—	537,835,803
	28,782,951	133,277,504	74,677,571	623,881,786	36,361,384	693,125,381
Cost of shares redeemed:
Standard Class	(6,874,772)	(9,573,969)	(24,010,613)	(33,166,188)	(15,793,467)	(35,656,800)
Service Class	(79,784,530)	(166,785,167)	(340,556,429)	(750,740,876)	(472,838,082)	(963,324,194)
	(86,659,302)	(176,359,136)	(364,567,042)	(783,907,064)	(488,631,549)	(998,980,994)
Decrease in net assets derived from capital share transactions	(57,876,351)	(43,081,632)	(289,889,471)	(160,025,278)	(452,270,165)	(305,855,613)
NET INCREASE (DECREASE) IN NET ASSETS	(92,939,614)	48,364,461	(597,613,025)	322,007,880	(951,877,713)	354,888,388
NET ASSETS:
Beginning of period	1,225,640,874	1,177,276,413	6,843,552,919	6,521,545,039	8,546,616,611	8,191,728,223
End of period	$1,132,701,260	$1,225,640,874	$6,245,939,894	$6,843,552,919	$7,594,738,898	$8,546,616,611
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–12

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [2]	12/31/15
Net asset value, beginning of period	$ 14.113	$ 13.097	$ 14.301	$ 13.330	$ 13.188	$ 13.944
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.019)	0.297	0.324	0.256	0.249	0.267
Net realized and unrealized gain (loss)	(0.367)	1.651	(0.950)	1.142	0.412	(0.545)
Total from investment operations	(0.386)	1.948	(0.626)	1.398	0.661	(0.278)
Less dividends and distributions from:
Net investment income	—	(0.366)	(0.367)	(0.328)	(0.304)	(0.294)
Net realized gain	—	(0.566)	(0.211)	(0.099)	(0.215)	(0.184)
Total dividends and distributions	—	(0.932)	(0.578)	(0.427)	(0.519)	(0.478)
Net asset value, end of period	$ 13.727	$ 14.113	$ 13.097	$ 14.301	$ 13.330	$ 13.188
Total return[4]	(2.74%)	15.01%	(4.45%)	10.50%	5.02%	(2.00%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 83,978	$ 88,187	$ 78,617	$ 82,493	$73,615	$ 73,945
Ratio of expenses to average net assets[5]	0.30%	0.31%	0.30%	0.29%	0.27%	0.27%
Ratio of net investment income (loss) to average net assets	(0.28%) [6]	2.10%	2.29%	1.82%	1.86%	1.91%
Portfolio turnover	15%	18%	26%	24%	34%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–13

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [2]	12/31/15
Net asset value, beginning of period	$ 14.108	$ 13.094	$ 14.294	$ 13.325	$ 13.185	$ 13.939
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.036)	0.261	0.288	0.220	0.215	0.232
Net realized and unrealized gain (loss)	(0.367)	1.649	(0.948)	1.141	0.410	(0.543)
Total from investment operations	(0.403)	1.910	(0.660)	1.361	0.625	(0.311)
Less dividends and distributions from:
Net investment income	—	(0.330)	(0.329)	(0.293)	(0.270)	(0.259)
Net realized gain	—	(0.566)	(0.211)	(0.099)	(0.215)	(0.184)
Total dividends and distributions	—	(0.896)	(0.540)	(0.392)	(0.485)	(0.443)
Net asset value, end of period	$ 13.705	$ 14.108	$ 13.094	$ 14.294	$ 13.325	$ 13.185
Total return[4]	(2.86%)	14.72%	(4.69%)	10.22%	4.75%	(2.23%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,048,723	$1,137,454	$1,098,660	$1,304,701	$1,374,671	$1,357,776
Ratio of expenses to average net assets[5]	0.55%	0.56%	0.55%	0.54%	0.52%	0.52%
Ratio of net investment income (loss) to average net assets	(0.53%) [6]	1.85%	2.04%	1.57%	1.61%	1.66%
Portfolio turnover	15%	18%	26%	24%	34%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–14

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [2]	12/31/15
Net asset value, beginning of period	$ 14.876	$ 13.850	$ 15.105	$ 13.513	$ 13.341	$ 14.109
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.019)	0.288	0.310	0.258	0.222	0.254
Net realized and unrealized gain (loss)	(0.631)	1.761	(1.128)	1.677	0.356	(0.729)
Total from investment operations	(0.650)	2.049	(0.818)	1.935	0.578	(0.475)
Less dividends and distributions from:
Net investment income	—	(0.347)	(0.370)	(0.336)	(0.253)	(0.284)
Net realized gain	—	(0.676)	(0.067)	(0.007)	(0.153)	(0.009)
Total dividends and distributions	—	(1.023)	(0.437)	(0.343)	(0.406)	(0.293)
Net asset value, end of period	$ 14.226	$ 14.876	$ 13.850	$ 15.105	$ 13.513	$ 13.341
Total return[4]	(4.37%)	15.02%	(5.43%)	14.32%	4.34%	(3.37%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$212,869	$231,407	$206,919	$234,424	$210,980	$218,424
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.30%	0.29%	0.27%	0.27%
Ratio of net investment income (loss) to average net assets	(0.28%) [6]	1.96%	2.06%	1.77%	1.65%	1.79%
Portfolio turnover	13%	19%	24%	20%	23%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–15

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [2]	12/31/15
Net asset value, beginning of period	$ 14.872	$ 13.848	$ 15.100	$ 13.510	$ 13.340	$ 14.107
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.037)	0.251	0.272	0.221	0.188	0.218
Net realized and unrealized gain (loss)	(0.630)	1.759	(1.125)	1.676	0.354	(0.728)
Total from investment operations	(0.667)	2.010	(0.853)	1.897	0.542	(0.510)
Less dividends and distributions from:
Net investment income	—	(0.310)	(0.332)	(0.300)	(0.219)	(0.248)
Net realized gain	—	(0.676)	(0.067)	(0.007)	(0.153)	(0.009)
Total dividends and distributions	—	(0.986)	(0.399)	(0.307)	(0.372)	(0.257)
Net asset value, end of period	$ 14.205	$ 14.872	$ 13.848	$ 15.100	$ 13.510	$ 13.340
Total return[4]	(4.48%)	14.73%	(5.67%)	14.04%	4.08%	(3.62%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,033,071	$6,612,145	$6,314,626	$7,196,361	$6,959,522	$7,084,595
Ratio of expenses to average net assets[5]	0.55%	0.55%	0.55%	0.54%	0.52%	0.52%
Ratio of net investment income (loss) to average net assets	(0.53%) [6]	1.71%	1.81%	1.52%	1.40%	1.54%
Portfolio turnover	13%	19%	24%	20%	23%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–16

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [2]	12/31/15
Net asset value, beginning of period	$ 14.561	$ 13.467	$ 14.765	$ 13.058	$ 12.711	$ 13.474
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.019)	0.275	0.288	0.264	0.228	0.246
Net realized and unrealized gain (loss)	(0.817)	1.826	(1.224)	1.778	0.377	(0.743)
Total from investment operations	(0.836)	2.101	(0.936)	2.042	0.605	(0.497)
Less dividends and distributions from:
Net investment income	—	(0.331)	(0.362)	(0.335)	(0.258)	(0.266)
Net realized gain	—	(0.676)	—	—	—	—
Total dividends and distributions	—	(1.007)	(0.362)	(0.335)	(0.258)	(0.266)
Net asset value, end of period	$ 13.725	$ 14.561	$ 13.467	$ 14.765	$ 13.058	$ 12.711
Total return[4]	(5.74%)	15.86%	(6.33%)	15.63%	4.75%	(3.69%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$225,680	$244,405	$215,402	$231,178	$199,014	$197,206
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.30%	0.29%	0.27%	0.27%
Ratio of net investment income (loss) to average net assets	(0.28%) [6]	1.91%	1.96%	1.87%	1.77%	1.82%
Portfolio turnover	11%	17%	22%	19%	21%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–17

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [2]	12/31/15
Net asset value, beginning of period	$ 14.562	$ 13.470	$ 14.763	$ 13.059	$ 12.713	$ 13.475
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.036)	0.239	0.251	0.229	0.195	0.212
Net realized and unrealized gain (loss)	(0.817)	1.823	(1.220)	1.775	0.377	(0.742)
Total from investment operations	(0.853)	2.062	(0.969)	2.004	0.572	(0.530)
Less dividends and distributions from:
Net investment income	—	(0.294)	(0.324)	(0.300)	(0.226)	(0.232)
Net realized gain	—	(0.676)	—	—	—	—
Total dividends and distributions	—	(0.970)	(0.324)	(0.300)	(0.226)	(0.232)
Net asset value, end of period	$ 13.709	$ 14.562	$ 13.470	$ 14.763	$ 13.059	$ 12.713
Total return[4]	(5.86%)	15.56%	(6.56%)	15.34%	4.49%	(3.93%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,369,058	$8,302,212	$7,976,326	$9,144,310	$8,659,383	$8,877,001
Ratio of expenses to average net assets[5]	0.55%	0.55%	0.55%	0.54%	0.52%	0.52%
Ratio of net investment income (loss) to average net assets	(0.53%) [6]	1.66%	1.71%	1.62%	1.52%	1.57%
Portfolio turnover	11%	17%	22%	19%	21%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–18

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Conservative Allocation Managed Risk Fund is to seek a high level of current income with some consideration given to growth of capital.
The investment objective of the LVIP Global Moderate Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2020, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Global Allocation Managed Risk Funds–19

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee for each Fund. This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
0.01%	0.015%	0.01%
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Administrative	$36,405	$201,512	$248,407
Legal	6,491	35,929	44,293
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP Global Allocation Managed Risk Funds–20

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2020, these fees were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Printing and mailing	$15,588	$89,047	$74,375
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, each Fund had liabilities payable to affiliates as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Management fees payable to LIAC	$224,091	$1,211,478	$1,507,830
Distribution fees payable to LFD	216,303	1,245,022	1,524,193
Printing and mailing fees payable to Lincoln Life	16,310	92,941	78,079
Shareholder servicing fees payable to Lincoln Life	27,078	149,502	182,196
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP Global Allocation Managed Risk Funds–21

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of each Fund and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.22%@
Equity Funds-29.16%@
✧✧LVIP Delaware Mid Cap Value Fund	$ 12,525,724	$ 3,351,435	$ 1,318,890	$ (439,854)	$ (1,785,350)	$ 12,333,066	438,104	$—	$—
✧✧LVIP MFS Value Fund	18,915,968	3,050,350	2,898,398	(287,290)	(1,638,950)	17,141,680	424,857	—	—
✧✧LVIP SSGA Large Cap 100 Fund	38,045,987	7,969,646	4,609,556	(1,073,262)	(4,029,005)	36,303,810	3,373,333	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	25,115,357	5,380,736	4,255,149	(552,446)	(1,450,029)	24,238,469	2,321,470	—	—
✧✧LVIP SSGA S&P 500 Index Fund	151,416,945	20,535,469	25,383,872	940,840	(1,658,732)	145,850,650	7,185,115	—	—
✧✧LVIP SSGA Small-Cap Index Fund	37,774,276	7,894,541	8,142,744	(1,276,503)	(2,373,412)	33,876,158	1,233,520	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	51,546,457	6,057,966	14,316,033	1,932,413	3,261,019	48,481,822	906,490	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	12,456,704	1,932,338	2,912,712	(204,479)	824,749	12,096,600	398,006	—	—
Fixed Income Funds-54.12%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	69,523,808	6,213,714	15,410,426	(310,755)	1,320,207	61,336,548	5,988,728	—	—
✧✧LVIP Delaware Bond Fund	241,672,467	43,304,439	72,492,274	(946,320)	12,979,764	224,518,076	15,380,057	—	—
✧✧LVIP JPMorgan High Yield Fund	37,745,251	2,971,711	5,342,914	(633,113)	(1,093,718)	33,647,217	3,355,661	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	23,195,299	85,347	14,879,991	(85,350)	412,625	8,727,930	856,267	—	—
✧✧LVIP SSGA Bond Index Fund	57,447,803	4,361,720	13,985,013	460,676	2,722,714	51,007,900	4,187,497	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	9,302,730	2,646,185	3,409,869	(30,744)	207,781	8,716,083	828,131	—	—
✧✧LVIP Western Asset Core Bond Fund	241,330,074	23,841,115	51,634,760	225,904	11,322,389	225,084,722	21,132,732	—	—
Global Equity Fund-1.04%@
✧✧LVIP BlackRock Global Real Estate Fund	12,312,875	2,700,970	1,849,084	(227,605)	(1,131,010)	11,806,146	1,433,829	—	—
Global Fixed Income Fund-0.90%@
✧✧LVIP Global Income Fund	11,523,441	883,677	2,527,797	55,883	223,155	10,158,358	855,512	—	—
International Equity Funds-11.00%@
✧✧LVIP Loomis Sayles Global Growth Fund	12,616,150	1,092,419	2,703,896	1,216	953,027	11,958,916	910,670	—	—
✧✧LVIP MFS International Growth Fund	25,553,415	2,271,495	3,212,923	316,098	(1,360,007)	23,568,078	1,285,415	—	—
✧✧LVIP Mondrian International Value Fund	17,558,646	3,578,953	1,840,105	(289,132)	(2,854,449)	16,153,913	1,188,837	—	—
✧✧LVIP SSGA Developed International 150 Fund	12,496,252	3,039,754	1,318,890	(345,437)	(2,130,319)	11,741,360	1,837,746	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	13,077,446	1,188,217	4,043,155	272,449	(1,160,717)	9,334,240	897,092	—	—
✧✧LVIP SSGA International Index Fund	63,316,937	8,752,678	13,626,834	(2,123,345)	(4,492,178)	51,827,258	5,910,955	—	—
Total	$1,196,470,012	$163,104,875	$272,115,285	$(4,620,156)	$ 7,069,554	$1,089,909,000		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
LVIP Global Allocation Managed Risk Funds–22

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Moderate Allocation Managed Risk Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.05%@
Equity Funds-38.62%@
✧✧LVIP Delaware Mid Cap Value Fund	$ 137,847,755	$ 35,761,261	$ 16,030,921	$ (5,533,591)	$ (19,897,084)	$ 132,147,420	4,694,235	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	315,351,506	60,001,527	38,059,694	(9,550,518)	(34,768,750)	292,974,071	27,223,013	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	138,858,985	26,502,759	22,741,855	(3,160,929)	(8,980,957)	130,478,003	12,496,696	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,293,248,282	149,945,381	184,177,086	5,663,379	(22,272,606)	1,242,407,350	61,205,348	—	—
✧✧LVIP SSGA Small-Cap Index Fund	278,014,449	51,668,644	52,559,148	(9,677,303)	(18,441,712)	249,004,930	9,066,924	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	258,051,885	24,046,556	70,396,148	10,256,141	13,546,772	235,505,205	4,403,366	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	137,768,413	17,930,595	31,819,059	4,319,925	1,358,136	129,558,010	4,262,758	—	—
Fixed Income Funds-33.64%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	370,901,683	36,736,101	94,664,251	(2,051,246)	7,123,660	318,045,947	31,053,110	—	—
✧✧LVIP Delaware Bond Fund	694,307,319	126,844,748	230,717,930	(4,430,526)	37,779,208	623,782,819	42,730,704	—	—
✧✧LVIP JPMorgan High Yield Fund	152,307,983	9,243,203	21,837,445	(2,834,337)	(4,827,637)	132,051,767	13,169,619	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	149,018,223	191,380	63,942,747	(739,530)	3,278,064	87,805,390	8,614,283	—	—
✧✧LVIP SSGA Bond Index Fund	307,116,539	42,190,435	85,763,422	1,934,808	15,063,362	280,541,722	23,031,091	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	36,291,233	2,654,233	8,490,234	(75,699)	699,442	31,078,975	2,952,872	—	—
✧✧LVIP Western Asset Core Bond Fund	696,355,634	34,572,198	135,231,985	(256,313)	32,307,209	627,746,743	58,937,822	—	—
Global Equity Fund-1.72%@
✧✧LVIP BlackRock Global Real Estate Fund	135,458,267	26,446,594	36,640,873	(7,359,748)	(10,492,038)	107,412,202	13,044,960	—	—
Global Fixed Income Fund-0.84%@
✧✧LVIP Global Income Fund	61,469,533	5,321,666	15,557,939	68,122	1,368,831	52,670,213	4,435,760	—	—
International Equity Funds-20.23%@
✧✧LVIP Loomis Sayles Global Growth Fund	138,842,172	8,597,222	28,841,080	(134,384)	9,587,549	128,051,479	9,751,103	—	—
✧✧LVIP MFS International Growth Fund	322,367,937	19,799,097	59,227,984	9,393,253	(24,855,734)	267,476,569	14,588,305	—	—
✧✧LVIP Mondrian International Value Fund	193,140,124	29,098,549	25,264,983	(5,850,952)	(30,226,440)	160,896,299	11,841,058	—	—
✧✧LVIP SSGA Developed International 150 Fund	184,227,388	31,244,902	23,909,994	(6,043,066)	(29,216,687)	156,302,543	24,464,320	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	71,013,094	11,040,859	8,015,461	(2,249,211)	(10,869,453)	60,919,828	8,808,535	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	187,333,022	17,228,108	24,685,623	(1,149,377)	(15,410,070)	163,316,060	15,695,921	—	—
✧✧LVIP SSGA International Index Fund	388,377,548	46,854,087	67,961,097	(11,145,002)	(29,722,915)	326,402,621	37,226,576	—	—
Total	$6,647,668,974	$813,920,105	$1,346,536,959	$(40,606,104)	$(137,869,850)	$5,936,576,166		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
LVIP Global Allocation Managed Risk Funds–23

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Growth Allocation Managed Risk Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.62%@
Equity Funds-42.25%@
✧✧LVIP Delaware Mid Cap Value Fund	$ 85,730,257	$ 20,440,274	$ 10,559,906	$ (3,416,466)	$ (12,862,614)	$ 79,331,545	2,818,072	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	392,231,013	65,557,232	48,812,853	(12,075,434)	(45,141,325)	351,758,633	32,685,247	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	345,420,646	54,838,303	54,307,041	(6,376,891)	(26,303,031)	313,271,986	30,004,021	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,856,896,662	182,726,841	278,156,859	14,559,711	(49,886,041)	1,726,140,314	85,035,732	—	—
✧✧LVIP SSGA Small-Cap Index Fund	432,241,181	66,504,656	74,291,177	(16,974,016)	(28,998,486)	378,482,158	13,781,530	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	319,298,888	19,566,393	83,894,014	14,621,465	12,195,606	281,788,338	5,268,746	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	85,677,925	8,390,060	19,098,207	3,301,651	(540,263)	77,731,166	2,557,535	—	—
Fixed Income Funds-24.24%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	149,997,099	16,143,819	44,047,388	(803,156)	2,692,399	123,982,773	12,105,328	—	—
✧✧LVIP Delaware Bond Fund	690,408,846	115,722,725	231,520,235	(4,674,578)	37,934,961	607,871,719	41,640,753	—	—
✧✧LVIP JPMorgan High Yield Fund	205,844,405	6,443,367	29,056,649	(3,353,585)	(7,777,962)	172,099,576	17,163,616	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	186,156,862	—	78,611,037	(1,077,882)	4,123,128	110,591,071	10,849,708	—	—
✧✧LVIP SSGA Bond Index Fund	223,434,070	20,747,632	70,634,089	1,063,801	10,838,116	185,449,530	15,224,491	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	35,466,926	2,925,644	9,664,717	(90,065)	636,294	29,274,082	2,781,386	—	—
✧✧LVIP Western Asset Core Bond Fund	692,443,318	39,226,562	150,237,141	(1,400,027)	31,694,129	611,726,841	57,433,747	—	—
Global Equity Fund-1.75%@
✧✧LVIP BlackRock Global Real Estate Fund	168,486,488	27,366,320	40,702,246	(5,473,315)	(17,042,809)	132,634,438	16,108,142	—	—
Global Fixed Income Fund-0.81%@
✧✧LVIP Global Income Fund	74,847,180	7,146,833	21,829,015	78,919	1,568,820	61,812,737	5,205,722	—	—
International Equity Funds-25.57%@
✧✧LVIP Loomis Sayles Global Growth Fund	172,697,739	5,177,953	34,625,455	(4,040)	10,395,131	153,641,328	11,699,766	—	—
✧✧LVIP MFS International Growth Fund	458,884,617	14,293,364	87,504,477	2,894,788	(28,405,306)	360,162,986	19,643,468	—	—
✧✧LVIP Mondrian International Value Fund	262,214,596	31,092,400	41,800,527	(11,286,803)	(39,278,516)	200,941,150	14,788,133	—	—
✧✧LVIP SSGA Developed International 150 Fund	256,532,485	37,943,065	32,440,728	(8,115,080)	(42,101,149)	211,818,593	33,153,638	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	88,329,348	11,972,552	10,559,906	(2,710,611)	(13,933,352)	73,098,031	10,569,409	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	233,013,779	14,892,108	30,141,990	(1,222,091)	(20,614,452)	195,927,354	18,830,116	—	—
✧✧LVIP SSGA International Index Fund	889,090,035	81,563,216	129,231,418	(10,470,808)	(84,567,884)	746,383,141	85,125,814	—	—
Total	$8,305,344,365	$850,681,319	$1,611,727,075	$(53,004,513)	$(305,374,606)	$7,185,919,490		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
LVIP Global Allocation Managed Risk Funds–24

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Purchases	$163,104,877	$ 813,920,105	$ 850,681,320
Sales	272,115,287	1,346,536,959	1,611,727,076
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$940,464,578	$4,978,452,162	$6,019,160,537
Aggregate unrealized appreciation of investments and derivatives	$185,166,853	$1,206,649,815	$1,364,963,651
Aggregate unrealized depreciation of investments and derivatives	(7,419,321)	(63,100,327)	(33,077,982)
Net unrealized appreciation of investments and derivatives	$177,747,532	$1,143,549,488	$1,331,885,669
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statements of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Global Allocation Managed Risk Funds–25

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2020:
Level 1	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$1,089,909,000	$5,936,576,166	$7,185,919,490
Unaffiliated Investment Companies	31,010,234	185,425,484	231,282,680
Total Investments	$1,120,919,234	$6,122,001,650	$7,417,202,170
Derivatives:
Assets:
Futures Contracts	$ 588,997	$ 8,500,657	$ 12,195,539
Derivatives:
Liabilities:
Futures Contracts	$ (3,296,121)	$ (30,146,831)	$ (41,308,936)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/20	12/31/19	6/30/20	12/31/19	6/30/20	12/31/19
Shares sold:
Standard Class	376,563	529,275	1,079,725	1,843,044	792,709	2,162,702
Service Class	1,771,424	3,579,534	4,219,318	10,700,392	1,866,195	7,594,163
Shares reinvested:
Standard Class	—	395,775	—	1,028,499	—	1,124,798
Service Class	—	4,991,311	—	28,997,220	—	37,707,453
	2,147,987	9,495,895	5,299,043	42,569,155	2,658,904	48,589,116
Shares redeemed:
Standard Class	(507,510)	(678,922)	(1,671,916)	(2,256,106)	(1,134,553)	(2,497,322)
Service Class	(5,875,651)	(11,852,358)	(24,087,676)	(51,089,151)	(34,453,645)	(67,342,853)
	(6,383,161)	(12,531,280)	(25,759,592)	(53,345,257)	(35,588,198)	(69,840,175)
Net decrease	(4,235,174)	(3,035,385)	(20,460,549)	(10,776,102)	(32,929,294)	(21,251,059)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in
LVIP Global Allocation Managed Risk Funds–26

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2020 were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$132,640	Variation margin due to broker on futures contracts	$(3,269,241)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	108,154	Variation margin due to broker on futures contracts	(26,880)
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	348,203	Variation margin due to broker on futures contracts	—
Total		$588,997		$(3,296,121)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(34,089,657)	$(3,136,600)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	399,733	81,273
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,756,349	456,433
Total		$(31,933,575)	$(2,598,894)
LVIP Global Allocation Managed Risk Funds–27

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2020 were as follows:
LVIP Global Moderate Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$2,307,057	Variation margin due to broker on futures contracts	$(30,051,237)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	1,966,204	Variation margin due to broker on futures contracts	(95,594)
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	4,227,396	Variation margin due to broker on futures contracts	—
Total		$8,500,657		$(30,146,831)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(134,714,930)	$(27,744,180)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	4,919,529	1,870,610
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	37,858,618	4,938,762
Total		$ (91,936,783)	$(20,934,808)
Fair values of derivative instruments as of June 30, 2020 were as follows:
LVIP Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$ 3,617,474	Variation margin due to broker on futures contracts	$(41,153,375)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	3,173,690	Variation margin due to broker on futures contracts	(155,561)
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	5,404,375	Variation margin due to broker on futures contracts	—
Total		$12,195,539		$(41,308,936)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
LVIP Global Allocation Managed Risk Funds–28

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(158,244,033)	$(37,535,935)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	8,575,823	3,018,129
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	56,881,981	6,288,241
Total		$ (92,786,229)	$(28,229,565)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP Global Conservative Allocation Managed Risk Fund	$ 80,422,383	$ 118,665,847
LVIP Global Moderate Allocation Managed Risk Fund	1,126,350,858	1,214,879,707
LVIP Global Growth Allocation Managed Risk Fund	1,789,345,713	1,755,595,332
6. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
LVIP Global Allocation Managed Risk Funds–29

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Funds' financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Global Allocation Managed Risk Funds–30

LVIP Global Allocation Managed Risk Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustee (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Global Allocation Managed Risk Funds–31

LVIP Global Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Global Income Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Income Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,030.60	0.70%	$3.53
Service Class Shares	1,000.00	1,029.40	0.95%	4.79
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.40	0.70%	$3.52
Service Class Shares	1,000.00	1,020.10	0.95%	4.77

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Global Income Fund–1

LVIP Global Income Fund
Security Type/Country Allocations and Credit Quality Ratings (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	1.66%
Agency Mortgage-Backed Securities	0.86%
Corporate Bonds	7.35%
Municipal Bonds	0.62%
Non-Agency Asset-Backed Securities	3.37%
Non-Agency Collateralized Mortgage Obligations	0.54%
Non-Agency Commercial Mortgage-Backed Securities	0.35%
Loan Agreements	0.68%
Sovereign Bonds	50.68%
Supranational Banks	3.06%
U.S. Treasury Obligations	24.63%
Common Stock	0.01%
Warrants	0.00%
Exchange-Traded Fund	0.02%
Money Market Fund	6.33%
Total Investments	100.16%
Liabilities Net of Receivables and Other Assets	(0.16%)
Net Assets	100.00%

Country*	Percentage of Net Assets
Angola	0.02%
Australia	2.31%
Brazil	0.87%
Byelorussian Ssr	0.03%
Canada	1.62%
Cayman Islands	1.45%
Chile	0.03%
China	0.30%
Colombia	0.06%
Dominican Republic	0.02%
France	4.24%
Gabon	0.02%
Germany	3.34%
Ghana	0.26%
India	0.05%
Indonesia	0.02%
Iraq	0.03%
Ireland	0.38%
Italy	5.35%
Japan	13.97%
Kazakhstan	0.04%
Kuwait	0.78%
Luxembourg	1.50%
Malaysia	0.74%
Mexico	4.44%
Netherlands	3.01%
New Zealand	2.86%
Norway	0.71%
Peru	0.03%
Philippines	1.56%
Republic of Korea	1.54%
Russia	0.06%
Singapore	3.11%
South Africa	0.03%
Spain	0.00%
Country*	Percentage of Net Assets
Sweden	0.61%
Switzerland	0.80%
Togo	0.03%
Tunisia	0.04%
Ukraine	0.03%
United Arab Emirates	0.88%
United Kingdom	2.48%
United States	34.13%
Uruguay	0.03%
Total	93.81%

*	Allocation includes all investments except for short-term investments and money market fund.

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	28.95%
AAA	22.05%
AA	11.11%
A	17.11%
BBB	10.76%
BB	1.61%
B	0.86%
CCC	0.01%
Non-Rated	7.54%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
LVIP Global Income Fund–2

LVIP Global Income Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.66%
•Fannie Mae Connecticut Avenue Securities
Series 2013-C01 M2 5.43% (LIBOR01M + 5.25%) 10/25/23	400,838	$ 361,505
Series 2014-C02 1M2 2.78% (LIBOR01M + 2.60%) 5/25/24	649,779	597,796
Series 2014-C03 1M2 3.18% (LIBOR01M + 3.00%) 7/25/24	609,992	548,993
Series 2014-C03 2M2 3.08% (LIBOR01M + 2.90%) 7/25/24	235,252	221,137
Series 2014-C04 1M2 5.08% (LIBOR01M + 4.90%) 11/25/24	265,446	272,582
Series 2014-C04 2M2 5.18% (LIBOR01M + 5.00%) 11/25/24	227,242	231,787
Series 2015-C01 1M2 4.48% (LIBOR01M + 4.30%) 2/25/25	246,775	249,243
Series 2015-C01 2M2 4.73% (LIBOR01M + 4.55%) 2/25/25	208,674	211,022
Series 2015-C02 1M2 4.18% (LIBOR01M + 4.00%) 5/25/25	408,589	418,804
Series 2015-C02 2M2 4.18% (LIBOR01M + 4.00%) 5/25/25	181,912	182,822
Series 2015-C03 1M2 5.18% (LIBOR01M + 5.00%) 7/25/25	138,377	139,415
Series 2015-C03 2M2 5.18% (LIBOR01M + 5.00%) 7/25/25	255,267	260,692
Series 2016-C01 2M2 7.13% (LIBOR01M + 6.95%) 8/25/28	255,017	267,449
Series 2016-C04 1M2 4.43% (LIBOR01M + 4.25%) 1/25/29	173,126	177,454
Series 2017-C01 1M2 3.73% (LIBOR01M + 3.55%) 7/25/29	408,008	414,128
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN1 M2 2.38% (LIBOR01M + 2.20%) 2/25/24	63,379	63,240
Series 2014-DN2 M3 3.78% (LIBOR01M + 3.60%) 4/25/24	250,000	219,687
Series 2014-DN3 M3 4.18% (LIBOR01M + 4.00%) 8/25/24	136,225	138,183
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2014-HQ1 M3 4.28% (LIBOR01M + 4.10%) 8/25/24	307,360	$ 309,665
Series 2014-HQ2 M3 3.93% (LIBOR01M + 3.75%) 9/25/24	700,000	703,500
Series 2015-DN1 M3 4.33% (LIBOR01M + 4.15%) 1/25/25	428,909	432,662
Series 2015-DNA1 M3 3.48% (LIBOR01M + 3.30%) 10/25/27	250,000	253,437
Series 2015-DNA2 M3 4.08% (LIBOR01M + 3.90%) 12/25/27	590,844	596,753
Series 2015-DNA3 M2 3.03% (LIBOR01M + 2.85%) 4/25/28	58,567	58,965
Series 2015-HQ1 M3 3.98% (LIBOR01M + 3.80%) 3/25/25	354,575	356,902
Series 2015-HQ2 M3 3.43% (LIBOR01M + 3.25%) 5/25/25	250,000	249,375
Series 2015-HQA1 M3 4.88% (LIBOR01M + 4.70%) 3/25/28	203,361	206,412
Series 2016-DNA1 M3 5.72% (LIBOR01M + 5.55%) 7/25/28	458,706	479,276
Series 2016-DNA2 M3 4.83% (LIBOR01M + 4.65%) 10/25/28	386,166	396,785
Series 2016-HQA2 M3 5.33% (LIBOR01M + 5.15%) 11/25/28	235,145	243,963
Series 2017-DNA1 M2 3.43% (LIBOR01M + 3.25%) 7/25/29	500,000	502,500
Series 2017-DNA2 M2 3.63% (LIBOR01M + 3.45%) 10/25/29	650,000	658,735
Series 2017-DNA3 M2 2.68% (LIBOR01M + 2.50%) 3/25/30	500,000	502,578
Series 2017-HQA1 M2 3.73% (LIBOR01M + 3.55%) 8/25/29	619,543	628,836
Series 2017-HQA3 M2 2.53% (LIBOR01M + 2.35%) 4/25/30	259,479	255,587
Total Agency Collateralized Mortgage Obligations (Cost $12,587,476)		11,811,870
LVIP Global Income Fund–3

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–0.86%
•Fannie Mae ARM
2.72% (LIBOR12M + 1.84%) 5/1/38	13,390	$ 13,451
2.83% (LIBOR06M + 1.56%) 11/1/34	15,841	15,995
3.12% (LIBOR12M + 1.33%) 10/1/37	10,707	11,088
3.49% (LIBOR12M + 1.56%) 4/1/38	28,793	29,050
3.55% (LIBOR12M + 1.80%) 5/1/36	3,215	3,264
3.63% (LIBOR12M + 1.38%) 9/1/33	76,655	77,169
3.67% (LIBOR12M + 1.66%) 2/1/35	11,823	12,392
3.71% (H15T1Y + 2.21%) 4/1/34	125,603	128,079
3.75% (LIBOR12M + 1.75%) 3/1/35	13,465	13,586
3.77% (LIBOR12M + 1.41%) 11/1/37	18,980	19,673
3.88% (LIBOR12M + 1.86%) 1/1/37	3,408	3,601
3.96% (H15T1Y + 2.14%) 7/1/34	21,644	22,103
4.00% (H15T1Y + 2.00%) 9/1/34	47,158	47,348
4.00% (LIBOR12M + 1.96%) 1/1/37	56,134	57,255
4.10% (H15T1Y + 2.12%) 10/1/32	22,653	22,797
4.18% (LIBOR12M + 1.56%) 10/1/35	82,405	82,871
4.22% (LIBOR12M + 1.83%) 6/1/36	17,304	18,207
4.33% (H15T1Y + 2.26%) 6/1/35	226,299	226,092
4.34% (LIBOR12M + 1.85%) 8/1/36	7,907	7,980
4.58% (H15T1Y + 2.21%) 9/1/33	33,455	33,450
•Fannie Mae Connecticut Avenue Securities
2.38% (LIBOR01M + 2.20%) 1/25/30	431,120	420,342
3.18% (LIBOR01M + 3.00%) 10/25/29	400,000	398,000
4.43% (LIBOR01M + 4.25%) 4/25/29	129,937	133,511
4.53% (LIBOR01M + 4.35%) 5/25/29	285,205	295,187
4.63% (LIBOR01M + 4.45%) 1/25/29	204,397	207,974
Fannie Mae S.F. 15 yr TBA
2.00% 7/16/35	679,000	702,261
2.50% 7/16/35	2,340,000	2,449,230
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Freddie Mac ARM
3.05% (LIBOR06M + 1.58%) 1/1/36	5,413	$ 5,576
3.23% (LIBOR12M + 1.87%) 5/1/38	278,207	281,641
3.58% (LIBOR12M + 1.83%) 4/1/38	30,201	30,569
3.83% (H15T1Y + 2.25%) 3/1/34	6,355	6,640
3.83% (LIBOR12M + 1.90%) 5/1/38	12,249	12,318
3.85% (H15T1Y + 2.44%) 4/1/30	34,524	34,803
3.96% (H15T1Y + 2.28%) 1/1/35	81,632	82,224
4.05% (H15T1Y + 2.25%) 10/1/34	5,806	5,833
4.14% (LIBOR12M + 2.06%) 11/1/36	8,805	9,382
4.16% (H15T1Y + 2.41%) 11/1/33	8,165	8,590
4.17% (H15T1Y + 2.26%) 1/1/35	82,721	86,546
4.24% (H15T1Y + 2.38%) 8/1/31	12,086	12,225
4.83% (H15T1Y + 2.45%) 7/1/36	60,541	60,914
Freddie Mac REMICs REMIC 3.50% 3/15/43	42,334	43,540
Total Agency Mortgage-Backed Securities (Cost $6,203,365)		6,132,757
ΔCORPORATE BONDS–7.35%
Brazil–0.04%
Braskem Netherlands Finance 4.50% 1/31/30	300,000	274,500
		274,500
Canada–0.16%
Canadian Natural Resources 2.95% 1/15/23	300,000	309,528
CCL Industries 3.05% 6/1/30	400,000	409,207
Manulife Financial 2.48% 5/19/27	400,000	418,815
		1,137,550
Chile–0.03%
Cencosud 4.38% 7/17/27	200,000	203,426
		203,426
China–0.30%
Alibaba Group Holding 3.60% 11/28/24	400,000	436,286
Baidu 4.38% 5/14/24	400,000	435,604

LVIP Global Income Fund–4

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
China (continued)
CNAC HK Finbridge 3.88% 6/19/29	200,000	$ 216,439
Industrial & Commercial Bank of China 2.96% 11/8/22	300,000	311,133
State Grid Overseas Investment 2.75% 5/4/22	300,000	307,311
Tencent Holdings
1.81% 1/26/26	200,000	202,244
2.99% 1/19/23	200,000	207,739
		2,116,756
France–0.96%
μBNP Paribas 2.22% 6/9/26	200,000	204,328
μCredit Agricole 1.91% 6/16/26	400,000	405,500
Dexia Credit Local 2.38% 9/20/22	300,000	312,242
Total Capital International 2.83% 1/10/30	5,445,000	5,920,898
		6,842,968
Germany–0.11%
Bayer US Finance 3.88% 12/15/23	200,000	219,306
•Deutsche Bank 1.69% (LIBOR03M + 1.31%) 8/20/20	600,000	599,597
		818,903
Japan–0.03%
•Takeda Pharmaceutical 2.05% 3/31/30	200,000	197,958
		197,958
Malaysia–0.03%
TNB Global Ventures Capital 3.24% 10/19/26	200,000	212,302
		212,302
Mexico–0.02%
Mexico City Airport Trust 5.50% 7/31/47	200,000	175,756
		175,756
Netherlands–0.03%
InterGen 7.00% 6/30/23	200,000	192,000
		192,000
Norway–0.09%
Aker 4.75% 6/15/24	200,000	201,340
Equinor 1.75% 1/22/26	200,000	204,859
Yara International 3.15% 6/4/30	200,000	207,920
		614,119
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Philippines–0.03%
BDO Unibank 2.95% 3/6/23	200,000	$ 204,478
		204,478
Republic of Korea–0.05%
Harvest Operations 4.20% 6/1/23	100,000	108,799
Korea East-West Power 3.88% 7/19/23	200,000	217,615
		326,414
Russia–0.03%
Russian Railways Via RZD Capital 5.70% 4/5/22	200,000	211,968
		211,968
South Africa–0.00%
@K2016470219 South Africa PIK 3.00% 12/31/22	100,651	755
		755
Switzerland–0.09%
Credit Suisse 2.95% 4/9/25	400,000	433,897
Glencore Funding 3.00% 10/27/22	200,000	205,722
		639,619
United Arab Emirates–0.88%
DAE Funding 4.00% 8/1/20	300,000	297,750
MDGH - GMTN B.V. 2.88% 11/7/29	5,672,000	5,936,372
		6,234,122
United Kingdom–1.08%
Avon Products 7.00% 3/15/23	200,000	198,672
BAT Capital 2.76% 8/15/22	200,000	207,133
Diageo Capital 1.38% 9/29/25	400,000	406,944
μHSBC Holdings
2.85% 6/4/31	400,000	409,041
4.58% 6/19/29	5,200,000	6,006,501
RELX Capital 3.00% 5/22/30	50,000	54,143
μStandard Chartered 3.89% 3/15/24	400,000	421,406
		7,703,840
United States–3.39%
AbbVie
2.30% 11/21/22	300,000	310,106
3.45% 3/15/22	600,000	623,347
Altria Group 2.35% 5/6/25	200,000	210,444
Amazon.com 2.40% 2/22/23	300,000	315,203
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	400,000	453,887
Anthem
2.38% 1/15/25	100,000	105,978
2.50% 11/21/20	500,000	503,964

LVIP Global Income Fund–5

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
AT&T
2.30% 6/1/27	200,000	$ 206,491
3.95% 1/15/25	400,000	447,203
Athene Global Funding 2.80% 5/26/23	600,000	612,135
AvalonBay Communities 2.45% 1/15/31	100,000	106,505
μBank of America 3.55% 3/5/24	500,000	534,272
•Bank of New York Mellon 1.26% (LIBOR03M + 0.87%) 8/17/20	500,000	500,468
Bausch Health 5.50% 3/1/23	100,000	99,396
Bemis 2.63% 6/19/30	100,000	102,503
Berkshire Hathaway Energy 4.05% 4/15/25	400,000	455,313
Bristol-Myers Squibb
2.25% 8/15/21	400,000	407,800
2.75% 2/15/23	200,000	210,875
Calpine 5.50% 2/1/24	200,000	200,000
Caterpillar Financial Services 1.45% 5/15/25	100,000	102,677
CCO Holdings Capital 4.00% 3/1/23	200,000	200,500
Centene 4.75% 1/15/25	200,000	204,734
Chevron 1.55% 5/11/25	200,000	205,444
Cigna
3.75% 7/15/23	67,000	72,740
4.13% 11/15/25	400,000	459,811
μCitibank 3.17% 2/19/22	250,000	254,024
μCitigroup 2.57% 6/3/31	600,000	620,087
Clear Channel Worldwide Holdings 9.25% 2/15/24	200,000	185,526
CNH Industrial Capital 3.88% 10/15/21	400,000	409,959
Comcast 3.38% 2/15/25	400,000	446,893
CommScope 5.50% 6/15/24	200,000	203,666
Community Health Systems 8.13% 6/30/24	100,000	67,000
Crestwood Midstream Partners 6.25% 4/1/23	200,000	178,000
Crown Americas / Crown Americas Capital 4.50% 1/15/23	200,000	204,000
CVS Health
2.80% 7/20/20	300,000	300,270
3.70% 3/9/23	200,000	214,899
DISH DBS
5.88% 7/15/22	100,000	101,680
5.88% 11/15/24	200,000	198,814
Dollar Tree 3.70% 5/15/23	500,000	535,232
Dominion Energy 2.58% 7/1/20	400,000	400,000
Duke Energy 2.45% 6/1/30	100,000	105,361
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
East Ohio Gas 2.00% 6/15/30	300,000	$ 299,367
EI du Pont de Nemours and Co 1.70% 7/15/25	200,000	206,492
EnLink Midstream Partners 4.40% 4/1/24	200,000	166,100
Enterprise Products Operating 3.75% 2/15/25	300,000	331,851
FedEx 4.00% 1/15/24	300,000	331,826
Fifth Third Bancorp
1.63% 5/5/23	100,000	102,571
2.55% 5/5/27	100,000	106,906
FirstCash 5.38% 6/1/24	100,000	100,500
Fiserv 2.25% 6/1/27	190,000	198,647
Goldman Sachs Group
•1.51% (LIBOR03M + 1.20%) 9/15/20	200,000	200,256
2.63% 4/25/21	300,000	304,779
Honeywell International 1.35% 6/1/25	200,000	205,378
Jackson National Life Global Funding
2.25% 4/29/21	500,000	507,107
3.30% 2/1/22	100,000	103,922
JPMorgan Chase & Co.
2.40% 6/7/21	200,000	203,410
3.38% 5/1/23	300,000	320,953
Kroger 2.60% 2/1/21	300,000	303,149
Marsh & McLennan Companies 3.50% 12/29/20	100,000	101,490
Mauser Packaging Solutions Holding 5.50% 4/15/24	100,000	98,219
Metropolitan Life Global Funding
3.38% 1/11/22	200,000	208,650
3.88% 4/11/22	300,000	317,687
Navistar International 9.50% 5/1/25	100,000	107,125
Netflix 5.75% 3/1/24	200,000	216,500
Nexstar Broadcasting 5.63% 8/1/24	200,000	201,500
Occidental Petroleum 4.85% 3/15/21	160,000	158,800
OI European Group 4.00% 3/15/23	100,000	98,493
Owens-Brockway Glass Container
5.00% 1/15/22	16,000	16,000
5.38% 1/15/25	200,000	202,000
5.88% 8/15/23	100,000	103,250
Party City Holdings 6.13% 8/15/23	100,000	21,500
Perrigo Finance Unlimited 3.15% 6/15/30	320,000	322,678
PSEG Power 3.00% 6/15/21	500,000	510,164
Quest Diagnostics 2.80% 6/30/31	600,000	629,419

LVIP Global Income Fund–6

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Regions Financial 2.25% 5/18/25	190,000	$ 198,753
Reynolds Group Issuer 5.13% 7/15/23	200,000	202,354
Sabine Pass Liquefaction 5.75% 5/15/24	100,000	112,615
‡Sanchez Energy 7.75% 6/15/21	150,000	375
Simon Property Group 3.38% 10/1/24	300,000	322,730
Southern 2.35% 7/1/21	400,000	406,799
Sprint Spectrum 3.36% 3/20/23	62,500	63,261
SVB Financial Group 3.13% 6/5/30	100,000	107,087
T-Mobile USA 3.50% 4/15/25	400,000	436,008
TPC Group 10.50% 8/1/24	200,000	179,000
United Parcel Service 3.90% 4/1/25	400,000	454,077
Univision Communications 5.13% 2/15/25	300,000	282,564
VICI Properties 3.50% 2/15/25	300,000	282,000
Walt Disney 1.75% 1/13/26	200,000	205,769
μWells Fargo & Co.
2.19% 4/30/26	400,000	413,587
2.39% 6/2/28	600,000	619,816
Williams 3.50% 11/15/30	100,000	105,192
Willis North America 2.95% 9/15/29	100,000	105,945
WMG Acquisition 5.00% 8/1/23	200,000	202,500
		24,084,328
Total Corporate Bonds (Cost $50,238,713)		52,191,762
MUNICIPAL BONDS–0.62%
City & County Honolulu Wastewater System Revenue (Refunding Taxable Junior Second Bond) B 2.23% 7/1/24	125,000	129,967
Massachusetts State College Building Authority (Revenue Refunding Taxable Series C) Series C 2.26% 5/1/26	135,000	140,050
New York State Urban Development (State of New York Sales Tax Revenue) Series B 2.25% 3/15/26	1,065,000	1,095,044
San Jose California Redevelopment Agency Successor Agency
Senior Series A-T 2.48% 8/1/21	90,000	91,528
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
San Jose California Redevelopment Agency Successor Agency (continued)
Senior Series A-T 2.63% 8/1/22	300,000	$ 310,131
State of California (Taxable Construction Group A) GO 2.38% 10/1/26	940,000	1,016,516
State of New York (Refunding Taxable) GO Series B 2.12% 2/15/25	940,000	982,610
State of Oregon Department of Transportation (Highway User Tax Revenue Refunding Taxable Senior Lien Series B) Series B 2.18% 11/15/25	185,000	194,550
Texas State Transportation Commission (Highway Improvement) Series A 5.00% 4/1/21	180,000	186,448
Texas State University System (Financing Revenue Refunding Taxable System Series B) Series B 2.35% 3/15/26	250,000	259,800
Total Municipal Bonds (Cost $4,215,727)		4,406,644
NON-AGENCY ASSET-BACKED SECURITIES–3.37%
•American Express Credit Account Master Trust Series 2018-9 A 0.56% (LIBOR01M + 0.38%) 4/15/26	750,000	751,904
American Homes 4 Rent Series 2015-SFR1 A 3.47% 4/17/52	317,021	339,335
•Ares European CLO 0.92% (EURIBOR03M + 0.92%) 4/17/32	250,000	274,538
•Atrium Series 14A B 2.88% (LIBOR03M + 1.70%) 8/23/30	300,000	287,252
•Avoca CLO Designated Activity Series 17A B1R 1.70% (EURIBOR03M + 1.70%) 10/15/32	250,000	275,337
•BCC Middle Market CLO Series 2018-1A A2 3.29% (LIBOR03M + 2.15%) 10/20/30	250,000	232,308
•Blackrock European CLO Series 9A A 0.90% (EURIBOR03M + 0.90%) 12/15/32	250,000	273,990

LVIP Global Income Fund–7

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•BlueMountain CLO
Series 2018-1A B 2.46% (LIBOR03M + 1.70%) 7/30/30	272,725	$ 264,490
Series 2018-23A B 2.84% (LIBOR03M + 1.70%) 10/20/31	500,000	484,834
Series 2018-3A B 2.76% (LIBOR03M + 1.77%) 10/25/30	1,200,000	1,167,916
•BlueMountain Fuji EUR CLO
Series 5A A 0.91% (EURIBOR03M + 0.91%) 1/15/33	500,000	549,053
Series 5A B 1.55% (EURIBOR03M + 1.55%) 1/15/33	250,000	279,998
Capital One Multi-Asset Execution Trust Series 2017-A6 A6 2.29% 7/15/25	600,000	625,026
•Carlyle CLO Series 2017-5A A2 2.54% 1/20/30	450,000	427,825
•Carlyle GMS Finance MM CLO Series 2015-1A A2R 3.42% (LIBOR03M + 2.20%) 10/15/31	250,000	230,645
•Catamaran CLO Series 2014-2A BR 4.09% (LIBOR03M + 2.95%) 10/18/26	606,600	605,073
•Colombia Cent CLO Series 2018-27A A2A 2.59% (LIBOR03M + 1.60%) 10/25/28	384,615	372,832
•Discover Card Execution Note Trust Series 2017-A1 A1 0.67% (LIBOR01M + 0.49%) 7/15/24	750,000	754,118
•Dryden 45 Senior Loan Fund
Series 2016-45A A2R 2.62% (LIBOR03M + 1.40%) 10/15/30	1,000,000	966,119
Series 2016-45A BR 2.92% (LIBOR03M + 1.70%) 10/15/30	1,000,000	961,785
•Dunedin Park Series 1A A2A 1.75% (EURIBOR03M + 1.75%) 10/22/32	250,000	272,561
•Eaton Vance CLO Series 2014-1RA C 3.32% (LIBOR03M + 2.10%) 7/15/30	250,000	241,579
•Euro-Galaxy Series 2013-3A B2ER 1.50% (EURIBOR03M + 1.50%) 1/17/31	250,000	275,406
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Holland Park CLO Series 1A A1RR 0.92% (EURIBOR03M + 0.92%) 11/14/32	700,000	$ 768,676
•Invitation Homes Trust
Series 2018-SFR3 A 1.19% (LIBOR01M + 1.00%) 7/17/37	501,475	497,747
Series 2018-SFR4 A 1.29% (LIBOR01M + 1.10%) 1/17/38	172,435	172,304
•LCM XXII Series 22A A2R 2.59% (LIBOR03M + 1.45%) 10/20/28	500,000	474,111
•Long Point Park CLO Series 2017-1A B 2.83% (LIBOR03M + 1.70%) 1/17/30	300,000	281,722
•Madison Park Euro Funding Series 14A A1N 1.12% (EURIBOR03M + 1.12%) 7/15/32	250,000	278,487
•Madison Park Funding
Series 2014-14A BRR 2.80% (LIBOR03M + 1.70%) 10/22/30	250,000	238,916
Series 2016-22A CR 3.22% (LIBOR03M + 2.00%) 1/15/33	250,000	238,088
Series 2018-29A B 2.89% (LIBOR03M + 1.75%) 10/18/30	1,000,000	959,365
•Mill City Mortgage Loan Trust
Series 2016-1 A1 2.50% 4/25/57	158,529	160,362
Series 2017-3 A1 2.75% 1/25/61	309,304	316,481
Series 2018-1 A1 3.25% 5/25/62	365,871	381,827
Series 2018-2 A1 3.50% 5/25/58	141,990	147,796
Series 2018-4 A1B 3.50% 4/25/66	358,379	378,590
•Neuberger Berman Loan Advisers CLO Series 2018-27A C 2.92% (LIBOR03M + 1.70%) 1/15/30	300,000	285,397
•Octagon Investment Partners
Series 2013-1A BR2 2.39% (LIBOR03M + 1.40%) 1/25/31	790,000	748,406
Series 2018-1A A1B 2.24% (LIBOR03M + 1.10%) 1/20/31	250,000	243,528

LVIP Global Income Fund–8

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Octagon Investment Partners 31 Series 2017-1A C 3.54% (LIBOR03M + 2.40%) 7/20/30	65,415	$ 63,445
Progress Residential Trust
Series 2017-SFR1 A 2.77% 8/17/34	199,161	202,254
Series 2018-SFR2 A 3.71% 8/17/35	140,000	143,508
•RAAC Trust Series 2004-SP1 AII 0.88% (LIBOR01M + 0.70%) 3/25/34	81,792	80,020
•Sound Point CLO Series 2A B1 1.85% (EURIBOR03M + 1.85%) 10/26/32	250,000	276,901
Towd Point Mortgage Trust
Series 2015-1 AE 3.00% 10/25/53	83,575	84,510
•Series 2015-2 2A1 3.75% 11/25/57	14,939	15,089
•Series 2015-3 A1A 3.50% 3/25/54	67,463	68,148
•Series 2015-3 A1B 3.00% 3/25/54	36,256	36,530
•Series 2016-1 A1 3.50% 2/25/55	405,477	413,550
•Series 2016-3 A1 2.25% 4/25/56	356,672	358,705
•Series 2016-4 A1 2.25% 7/25/56	525,525	530,265
•Series 2016-5 A1 2.50% 10/25/56	237,840	241,917
•Series 2017-1 A1 2.75% 10/25/56	495,945	507,478
•Series 2017-2 A1 2.75% 4/25/57	503,955	512,829
•Series 2017-4 A1 2.75% 6/25/57	544,626	560,718
•Series 2017-5 A1 0.78% (LIBOR01M + 0.60%) 2/25/57	118,286	117,223
•Series 2018-1 A1 3.00% 1/25/58	130,218	134,900
•Series 2018-3 A1 3.75% 5/25/58	453,737	487,112
•Series 2018-4 A1 3.00% 6/25/58	334,521	352,972
•Series 2018-5 A1A 3.25% 7/25/58	139,981	144,743
•Series 2018-6 A1A 3.75% 3/25/58	228,741	240,636
•Series 2019-1 A1 3.75% 3/25/58	92,116	99,162
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Webster Park CLO Series 2015-1A A2R 2.74% (LIBOR03M + 1.60%) 7/20/30	250,000	$ 240,466
•West CLO Series 2014-1A BR 2.99% (LIBOR03M + 1.85%) 7/18/26	560,000	547,724
Total Non-Agency Asset-Backed Securities (Cost $24,062,841)		23,946,532
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.54%
BRAVO Residential Funding Trust
Series 2019-1 A1C 3.50% 3/25/58	197,392	199,667
•Series 2019-2 A3 3.50% 10/25/44	338,504	349,917
♦•CHL Mortgage Pass-Through Trust Series 2004-11 2A1 2.60% 7/25/34	45,382	43,808
•CIM Trust
Series 2018-INV1 A4 4.00% 8/25/48	237,351	245,848
Series 2019-INV2 A3 4.00% 5/25/49	345,876	359,360
•CSMC Trust Series 2014-IVR3 A1 3.50% 7/25/44	69,173	71,635
•HarborView Mortgage Loan Trust Series 2004-1 3A 4.04% 4/19/34	112,529	109,308
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 3.28% 3/25/35	180,217	175,616
•JP Morgan Mortgage Trust Series 2004-A1 5A1 3.97% 2/25/34	120,753	122,079
•Merrill Lynch Mortgage Investors Trust Series 2003-A 1A 0.92% (LIBOR01M + 0.74%) 3/25/28	19,168	18,361
•Morgan Stanley Mortgage Loan Trust
Series 2004-10AR 2A2 3.73% 11/25/34	89,158	87,364
Series 2004-8AR 4A2 3.92% 10/25/34	165,098	163,330
•New York Mortgage Trust Series 2005-3 M1 0.86% (LIBOR01M + 0.68%) 2/25/36	11,878	10,864
•Provident Funding Mortgage Trust
Series 2019-1 A3 3.00% 12/25/49	237,342	248,024
Series 2020-1 A3 3.00% 2/25/50	248,165	254,455

LVIP Global Income Fund–9

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Sequoia Mortgage Trust
Series 2004-10 A2 0.83% (LIBOR01M + 0.64%) 11/20/34	195,950	$ 186,046
Series 2016-2 A4 3.50% 8/25/46	333,466	345,798
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-12 3A1 3.71% 9/25/34	100,883	100,279
•Structured Asset Mortgage Investments II Trust
Series 2003-AR4 A1 0.89% (LIBOR01M + 0.70%) 1/19/34	156,918	148,979
Series 2004-AR6 A1A 0.89% (LIBOR01M + 0.70%) 2/19/35	188,922	176,388
♦•WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR19 A1A1 0.45% (LIBOR01M + 0.27%) 12/25/45	174,066	166,847
Series 2005-AR8 2AB2 1.02% (LIBOR01M + 0.84%) 7/25/45	76,063	68,913
•Wells Fargo Mortgage-Backed Securities Trust Series 2018-1 A3 3.50% 7/25/47	156,613	160,486
Total Non-Agency Collateralized Mortgage Obligations (Cost $3,777,502)		3,813,372
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.35%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30	282,000	296,673
•BX Commercial Mortgage Trust
Series 2018-IND A 0.93% (LIBOR01M + 0.75%) 11/15/35	160,463	158,760
Series 2019-XL A 1.10% (LIBOR01M + 0.92%) 10/15/36	964,955	947,497
Series 2020-BXLP A 0.98% (LIBOR01M + 0.80%) 12/15/36	390,000	384,637
•COMM Mortgage Trust Series 2014-277P A 3.73% 8/10/49	170,000	182,306
•Commercial Mortgage Trust Series 2006-GG7 AJ 5.81% 7/10/38	139,335	113,990
•GE Commercial Mortgage Series 2007-C1 AM 5.61% 12/10/49	37,673	27,882
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust Series 2016-NXS6 A2 2.40% 11/15/49	378,000	$ 382,071
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $2,524,574)		2,493,816
LOAN AGREEMENTS–0.68%
•Adient 4.18% (LIBOR01M + 4.00%) 5/6/24	128,700	123,284
•Allegiant Travel Company 3.43% (LIBOR03M + 3.00%) 2/5/24	66,792	59,320
•Alliant Holdings Intermediate 2.93% (LIBOR01M + 2.75%) 5/9/25	77,617	73,402
•Altra Industrial Motion 2.18% (LIBOR01M + 2.00%) 10/1/25	27,138	25,781
•AssuredPartners 3.68% (LIBOR01M + 3.50%) 2/12/27	29,850	28,486
•Asurion 3.18% (LIBOR03M + 3.00%) 11/3/23	159,159	153,720
•Athenahealth 4.82% (LIBOR03M + 4.50%) 2/11/26	60,000	58,000
•Avis Budget Car Rental 2.43% (LIBOR01M + 2.25%) 8/6/27	58,768	52,083
•Banijay Entertainment 3.91% 3/4/25	20,000	18,900
•Bass Pro Group 6.07% (LIBOR03M + 5.00%) 9/25/24	84,273	80,872
•Bausch Health Companies
2.94% (LIBOR01M + 2.75%) 11/27/25	80,000	77,211
3.19% (LIBOR01M + 3.00%) 6/2/25	45,166	43,828
•Berry Global 2.18% (LIBOR01M + 2.00%) 7/1/26	69,648	66,427
•Buckeye Partners 2.92% (LIBOR01M + 2.75%) 11/1/26	48,934	46,805
•BWAY Holding Company 4.56% (LIBOR03M + 3.25%) 4/3/24	59,846	53,587
•Caesars Resort Collection
2.93% (LIBOR01M + 2.75%) 12/23/24	69,643	61,743
2.93% (LIBOR01M + 2.75%) 6/19/25	31,332	29,393

LVIP Global Income Fund–10

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
+•Cardtronics 0.00% 6/25/27	34,550	$ 33,859
•Champ Acquisition Corporation 6.57% (LIBOR06M + 5.50%) 12/19/25	19,746	18,623
•Charter Communications Operating 1.93% (LIBOR01M + 1.75%) 2/1/27	29,925	28,731
•CommScope 3.43% (LIBOR01M + 3.25%) 4/6/26	75,613	71,454
•Coty 2.43% (LIBOR01M + 2.25%) 4/7/25	60,000	53,700
•CSC Holdings 2.43% (LIBOR01M + 2.25%) 7/17/25	80,548	76,018
•Cushman & Wakefield U.S. Borrower 2.93% (LIBOR01M + 2.75%) 8/21/25	29,924	28,114
•Diamond Sports Group 3.43% (LIBOR03M + 3.25%) 8/24/26	56,463	45,805
•Dynasty Acquisition
3.81% (LIBOR03M + 3.50%) 4/6/26	34,626	29,476
3.81% (LIBOR03M + 3.50%) 4/6/26	18,616	15,847
•EFS Cogen Holdings 4.25% (LIBOR03M + 3.25%) 6/28/23	13,567	13,148
•Eldorado Resorts 3.25% (LIBOR03M + 2.25%) 4/17/24	86,843	86,138
•eResearchTechnology 5.50% (LIBOR01M + 4.50%) 2/4/27	10,909	10,666
•Fieldwood Energy 1st Lien 6.25% (LIBOR03M + 5.25%) 4/11/22	205,791	37,386
•Global Tel*Link Corporation 4.43% (LIBOR01M + 4.25%) 11/29/25	25,454	21,863
•Go Daddy Operating Company 1.93% (LIBOR01M + 1.75%) 2/15/24	118,796	114,143
•Gray Television 2.42% (LIBOR01M + 2.25%) 2/7/24	168,607	162,790
•Grifols Worldwide Operations 2.11% (LIBOR01W + 2.00%) 11/15/27	29,850	28,690
•Harbor Freight Tools 3.25% (LIBOR01M + 2.50%) 8/18/23	44,926	43,158
•Hyland Software 4.00% (LIBOR01M + 3.25%) 7/1/24	14,962	14,506
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Illuminate Buyer 8.25% (LIBOR01M + 7.25%) 6/16/27	16,294	$ 16,025
•Inovalon Holdings 3.19% (LIBOR01M + 3.00%) 4/2/25	4,426	4,284
•IQVIA
1.93% (LIBOR01M + 1.75%) 1/17/25	191,681	185,093
2.06% (LIBOR03M + 1.75%) 6/11/25	57,336	55,485
•JBS USA Lux Tranche B 1st Lien 3.07% (LIBOR02M + 2.00%) 5/1/26	168,027	160,116
•Jetblue Airways 6.25% (LIBOR03M + 5.25%) 6/12/24	10,157	9,928
•Kenan Advantage Group
4.00% (LIBOR01M + 3.00%) 7/31/22	56,552	50,873
4.00% (LIBOR01M + 3.00%) 7/31/22	13,448	12,098
•Kestrel Bidco 4.00% (LIBOR06M + 3.00%) 12/11/26	29,850	23,855
•LegalZoom.com 4.68% (LIBOR01M + 4.50%) 11/21/24	35,124	34,246
•Mediacom Illinois 1.86% (LIBOR01W + 1.75%) 2/15/24	358,088	347,346
•Mission Broadcasting 2.42% (LIBOR01M + 2.25%) 1/17/24	33,687	31,961
•Navicure 4.18% (LIBOR01M + 4.00%) 10/22/26	29,925	28,653
•Navistar 3.70% (LIBOR01M + 3.50%) 11/6/24	125,657	118,693
•Nexstar Broadcasting
2.43% (LIBOR01M + 2.25%) 1/17/24	130,947	124,236
2.92% (LIBOR01M + 2.75%) 9/18/26	21,140	20,064
•ON Semiconductor Corporation 2.18% (LIBOR01M + 2.00%) 9/19/26	137,389	131,550
•Onsite Rental Group Pty
5.50% (LIBOR01M + 4.50%) 10/26/22	88,583	62,894
6.10% (LIBOR06M + 6.10%) 10/26/23	121,112	96,889
•Oxbow Carbon 3.93% (LIBOR01M + 3.75%) 1/4/23	35,461	34,042
•Panther BF Aggregator 3.68% (LIBOR01M + 3.50%) 4/30/26	99,250	94,287

LVIP Global Income Fund–11

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
+•Pathway Vet Alliance
0.00% 3/31/27	16,537	$ 16,124
0.00% 3/31/27	1,344	1,310
0.00% 3/31/27	16,537	16,041
0.00% 3/31/27	1,344	1,304
•Phoenix Guarantor 3.43% (LIBOR01M + 3.25%) 3/5/26	36,805	35,333
•Pitney Bowes 5.68% (LIBOR01M + 5.50%) 1/7/25	44,437	36,972
•Playtika Holding 7.07% (LIBOR03M + 6.00%) 12/10/24	19,500	19,451
•Prime Security Services Borrower 4.25% (LIBOR01M + 3.25%) 9/23/26	124,062	119,023
•Russell Investment US Institutional Term Loan 3.82% (LIBOR06M + 2.75%) 6/1/23	115,125	111,240
•Securus Technologies Holdings 5.50% (LIBOR06M + 4.50%) 11/1/24	29,619	24,436
•Staples 5.69% (LIBOR03M + 5.00%) 4/16/26	69,414	59,523
•Surf Holdings 3.83% (LIBOR03M + 3.50%) 3/5/27	22,500	21,520
•Syneos Health 1.93% (LIBOR01M + 1.75%) 8/1/24	116,386	111,731
•Thor Industries 3.94% (LIBOR01M + 3.75%) 2/1/26	198,095	193,390
•Tibco Software 3.93% (LIBOR01M + 3.75%) 6/30/26	129,350	121,912
•Ultimate Software Group 3.92% (LIBOR01M + 3.75%) 5/4/26	21,014	20,728
•Ventia Deco 5.00% (LIBOR03M + 4.00%) 5/21/26	45,000	43,875
•Verscend Holding 4.68% (LIBOR01M + 4.50%) 8/27/25	19,899	19,187
•Vertafore 3.43% (LIBOR01M + 3.25%) 7/2/25	30,000	28,219
•Wand NewCo 4.07% (LIBOR03M + 3.00%) 2/5/26	52,929	50,151
•WEX 2.43% (LIBOR01M + 2.25%) 5/15/26	91,509	87,456
•Whatabrands 2.93% (LIBOR01M + 2.75%) 7/31/26	19,900	19,017
Total Loan Agreements (Cost $5,202,395)		4,787,518
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–50.68%
Angola–0.02%
Angolan Government International Bond 8.25% 5/9/28		200,000	$ 164,000
			164,000
Australia–2.28%
Australia Government Bonds
3.00% 3/21/47	AUD	3,600,000	3,161,573
3.25% 4/21/25	AUD	6,000,000	4,702,986
4.75% 4/21/27	AUD	7,000,000	6,170,264
5.75% 5/15/21	AUD	3,000,000	2,169,276
			16,204,099
Brazil–0.83%
≠Brazil Letras do Tesouro Nacional
3.50% 7/1/20	BRL	10,250,000	1,884,849
3.86% 10/1/20	BRL	10,660,000	1,949,985
5.24% 1/1/22	BRL	10,650,000	1,873,797
5.74% 4/1/21	BRL	170,000	30,768
5.85% 7/1/21	BRL	60,000	10,779
Brazil Notas do Tesouro Nacional 10.00% 1/1/21	BRL	962,000	173,941
			5,924,119
Byelorussian Ssr–0.03%
Republic of Belarus International Bond 7.63% 6/29/27		200,000	205,870
			205,870
Canada–1.46%
Canadian Government Bond
1.50% 6/1/26	CAD	8,250,000	6,479,313
5.00% 6/1/37	CAD	3,170,000	3,868,096
			10,347,409
Colombia–0.06%
Colombia Government International Bond
5.00% 6/15/45		200,000	224,500
9.85% 6/28/27	COP	700,000,000	234,507
			459,007
Dominican Republic–0.02%
Dominican Republic International Bond 8.90% 2/15/23	DOP	8,000,000	126,055
			126,055
France–3.28%
French Republic Government Bond O.A.T.
1.25% 5/25/36	EUR	3,000,000	3,938,057
1.25% 5/25/36	EUR	500,000	656,343
1.50% 5/25/31	EUR	14,130,000	18,676,328
			23,270,728

LVIP Global Income Fund–12

LVIP Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Gabon–0.02%
Gabon Government International Bond 6.63% 2/6/31		200,000	$ 178,193
			178,193
Germany–3.22%
+Bundesobligation 0.01% 4/5/24	EUR	3,900,000	4,501,810
Bundesrepublik Deutschland Bundesanleihe
0.50% 8/15/27	EUR	3,650,000	4,443,221
2.50% 7/4/44	EUR	3,500,000	6,431,051
4.00% 1/4/37	EUR	2,250,000	4,351,204
4.25% 7/4/39	EUR	1,500,000	3,144,035
			22,871,321
Ghana–0.26%
Ghana Government Bonds
16.25% 5/17/21	GHS	170,000	28,909
16.50% 3/22/21	GHS	150,000	25,640
17.60% 11/28/22	GHS	50,000	8,476
18.25% 9/21/20	GHS	100,000	17,296
18.75% 1/24/22	GHS	1,280,000	222,156
19.00% 11/2/26	GHS	3,850,000	610,407
19.75% 3/25/24	GHS	1,280,000	223,395
19.75% 3/15/32	GHS	3,850,000	615,435
24.50% 6/21/21	GHS	50,000	9,093
24.75% 3/1/21	GHS	150,000	26,944
24.75% 7/19/21	GHS	150,000	27,423
			1,815,174
India–0.05%
India Government Bonds
8.13% 9/21/22	INR	12,000,000	171,965
8.83% 11/25/23	INR	11,060,000	164,103
			336,068
Indonesia–0.02%
Indonesia Treasury Bond
8.25% 7/15/21	IDR	1,070,000,000	77,346
8.38% 3/15/24	IDR	475,000,000	35,280
			112,626
Iraq–0.03%
Iraq International Bond 5.80% 1/15/28		250,000	225,000
			225,000
Italy–5.35%
Italy Buoni Poliennali Del Tesoro
0.05% 4/15/21	EUR	3,500,000	3,938,971
0.95% 3/1/23	EUR	5,000,000	5,726,331
1.45% 5/15/25	EUR	7,500,000	8,742,383
2.00% 2/1/28	EUR	7,500,000	9,021,140
2.95% 9/1/38	EUR	6,750,000	8,852,514
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Italy (continued)
Italy Buoni Poliennali Del Tesoro (continued)
4.75% 9/1/44	EUR	1,000,000	$ 1,682,611
			37,963,950
Japan–13.94%
Japan Government 10 yr Bonds 0.10% 6/20/26	JPY	2,400,000,000	22,494,096
Japan Government 20 yr Bonds
0.20% 6/20/36	JPY	1,850,000,000	16,877,620
1.50% 3/20/34	JPY	1,035,000,000	11,253,438
1.60% 6/20/30	JPY	150,000,000	1,604,358
1.90% 6/20/25	JPY	456,000,000	4,643,070
Japan Government 30 yr Bonds
0.30% 6/20/46	JPY	1,050,000,000	9,178,250
1.70% 9/20/44	JPY	1,200,000,000	14,141,273
Japan Government 5 yr Bonds 0.10% 6/20/21	JPY	550,000,000	5,107,066
^Japan Treasury Discount Bill
0.00% 7/6/20	JPY	151,000,000	1,398,494
0.00% 7/10/20	JPY	76,900,000	712,223
0.00% 8/11/20	JPY	207,000,000	1,917,441
0.00% 8/11/20	JPY	195,800,000	1,813,696
0.00% 8/24/20	JPY	143,750,000	1,331,642
0.00% 9/10/20	JPY	63,000,000	583,660
0.00% 9/23/20	JPY	59,000,000	546,643
0.00% 10/12/20	JPY	63,000,000	583,769
0.00% 11/10/20	JPY	201,100,000	1,863,758
0.00% 11/25/20	JPY	317,000,000	2,938,188
			98,988,685
Kazakhstan–0.04%
Kazakhstan Government International Bond 4.88% 10/14/44		200,000	253,529
			253,529
Kuwait–0.78%
Kuwait International Government Bond 3.50% 3/20/27		5,000,000	5,575,800
			5,575,800
Malaysia–0.71%
Malaysia Government Bonds
3.90% 11/30/26	MYR	6,000,000	1,495,230
3.90% 11/16/27	MYR	2,750,000	687,561
4.18% 7/15/24	MYR	6,000,000	1,493,932
4.25% 5/31/35	MYR	5,250,000	1,336,995
			5,013,718
Mexico–4.42%
Mexican Bonos
6.50% 6/10/21	MXN	4,020,000	177,702
6.50% 6/9/22	MXN	79,738,000	3,586,536

LVIP Global Income Fund–13

LVIP Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Bonos (continued)
6.75% 3/9/23	MXN	3,487,000	$ 159,450
7.25% 12/9/21	MXN	86,230,000	3,884,167
7.50% 6/3/27	MXN	92,500,000	4,482,353
7.75% 11/23/34	MXN	122,900,000	6,070,328
8.00% 12/7/23	MXN	56,775,000	2,721,134
8.00% 11/7/47	MXN	200,000,000	9,749,614
Mexican Udibonos 2.50% 12/10/20	MXN	4,826,409	211,521
Mexico Government International Bond 4.15% 3/28/27		300,000	321,000
			31,363,805
Netherlands–2.87%
Netherlands Government Bond
0.25% 7/15/29	EUR	11,850,000	14,075,533
0.50% 1/15/40	EUR	3,500,000	4,351,292
2.75% 1/15/47	EUR	1,000,000	1,941,183
			20,368,008
New Zealand–2.86%
New Zealand Government Bonds
2.75% 4/15/37	NZD	9,500,000	7,522,735
4.50% 4/15/27	NZD	6,000,000	4,865,962
5.50% 4/15/23	NZD	5,000,000	3,689,986
6.00% 5/15/21	NZD	6,250,000	4,234,700
			20,313,383
Norway–0.62%
Norway Government Bond
1.50% 2/19/26	NOK	20,370,000	2,247,715
3.00% 3/14/24	NOK	3,173,000	363,171
3.75% 5/25/21	NOK	16,751,000	1,796,841
			4,407,727
Peru–0.03%
Peruvian Government International Bond 2.78% 1/23/31		200,000	213,300
			213,300
Republic of Korea–1.49%
Korea Treasury Bond
1.38% 12/10/29	KRW	750,700,000	623,273
1.75% 12/10/20	KRW	4,405,000,000	3,681,853
2.00% 9/10/20	KRW	5,725,000,000	4,772,278
3.38% 9/10/23	KRW	1,004,000,000	898,516
3.50% 3/10/24	KRW	702,000,000	636,411
			10,612,331
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Russia–0.03%
Russian Foreign Bond - Eurobond 4.88% 9/16/23		200,000	$ 222,000
			222,000
Singapore–3.11%
Singapore Government Bond 3.25% 9/1/20	SGD	6,000,000	4,326,493
Singapore Government Bonds
2.00% 7/1/20	SGD	1,750,000	1,255,740
2.38% 6/1/25	SGD	5,200,000	4,065,134
2.88% 9/1/30	SGD	14,600,000	12,399,221
			22,046,588
South Africa–0.03%
Republic of South Africa Government Bond 7.00% 2/28/31	ZAR	4,000,000	189,529
			189,529
Sweden–0.61%
Sweden Government Bond 5.00% 12/1/20	SEK	39,320,000	4,310,085
			4,310,085
Switzerland–0.71%
Swiss Confederation Government Bond 2.00% 4/28/21	CHF	4,650,000	5,018,928
			5,018,928
Tunisia–0.04%
Banque Centrale de Tunisie International Bond 5.63% 2/17/24	EUR	300,000	309,311
			309,311
Ukraine–0.03%
Ukraine Government International Bond 7.38% 9/25/32		200,000	200,695
			200,695
United Kingdom–1.40%
United Kingdom Gilt
4.25% 12/7/27	GBP	4,250,000	6,920,166
4.50% 9/7/34	GBP	1,550,000	3,006,294
			9,926,460
Uruguay–0.03%
Uruguay Government International Bond 3.70% 6/26/37	UYU	8,571,833	201,909
			201,909
Total Sovereign Bonds (Cost $345,837,924)			359,739,410

LVIP Global Income Fund–14

LVIP Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS–3.06%
Asian Development Bank 2.35% 6/21/27	JPY	1,000,000,000	$ 10,855,661
Banque Ouest Africaine de Developpement 5.00% 7/27/27		200,000	208,000
European Investment Bank 2.15% 1/18/27	JPY	1,000,000,000	10,627,819
Total Supranational Banks (Cost $19,958,913)			21,691,480
U.S. TREASURY OBLIGATIONS–24.63%
U.S. Treasury Bonds
2.50% 2/15/46		11,830,000	14,644,708
3.13% 8/15/44		8,000,000	10,905,625
3.63% 8/15/43		5,500,000	8,031,289
4.50% 5/15/38		9,300,000	14,668,207
5.38% 2/15/31		4,032,200	5,990,967
U.S. Treasury Inflation Protected Security
∞0.13% 7/15/26		1,497,804	1,592,241
0.38% 7/15/23		330,588	344,581
0.63% 4/15/23		1,032,430	1,074,545
0.63% 1/15/26		971,343	1,052,830
U.S. Treasury Notes
1.13% 9/30/21		154,000	155,817
1.50% 9/30/21		570,000	579,418
1.50% 11/30/24		950,000	1,002,213
1.63% 8/15/22		22,309,000	22,999,185
1.63% 2/15/26		7,500,000	8,023,828
1.88% 1/31/22		5,000,000	5,134,180
2.00% 2/15/25		930,000	1,004,146
2.00% 8/15/25		19,500,000	21,171,211
2.13% 8/15/21		6,000,000	6,130,312
2.13% 12/31/21		375,000	385,942
2.13% 5/15/25		1,100,000	1,197,711
2.50% 5/15/24		23,000,000	25,025,977
2.75% 2/28/25		15,900,000	17,727,258
2.75% 2/15/28		4,875,500	5,687,004
2.88% 5/31/25		250,000	281,504
Total U.S. Treasury Obligations (Cost $152,290,359)			174,810,699

	Number of Shares	Value (U.S. $)
COMMON STOCK–0.01%
=†Appvion	5,591	$ 105,682
=†Holdco Class A	1,232,692	0
=†Remington Outdoor	17,991	8,996
Total Common Stock (Cost $264,195)		114,678
WARRANTS–0.00%
=†Battalion Oil exp 10/08/22 exercise price USD 48	61	147
=†Battalion Oil exp 10/08/22 exercise price USD 40	48	127
=†Battalion Oil exp 10/08/22 exercise price USD 61	78	165
Total Warrants (Cost $0)		439
EXCHANGE-TRADED FUND–0.02%
Invesco Senior Loan ETF	6,000	128,100
Total Exchange-Traded Fund (Cost $136,269)		128,100
MONEY MARKET FUND–6.33%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	44,907,283	44,907,283
Total Money Market Fund (Cost $44,907,283)		44,907,283

TOTAL INVESTMENTS–100.16% (Cost $672,207,536)	710,976,360
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(1,113,878)
NET ASSETS APPLICABLE TO 60,143,763 SHARES OUTSTANDING –100.00%	$709,862,482
NET ASSET VALUE PER SHARE–LVIP GLOBAL INCOME FUND STANDARD CLASS ($158,501,920 / 13,348,436 Shares)	$11.874
NET ASSET VALUE PER SHARE–LVIP GLOBAL INCOME FUND SERVICE CLASS ($551,360,562 / 46,795,327 Shares)	$11.782
LVIP Global Income Fund–15

LVIP Global Income Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$668,822,528
Distributable earnings/(accumulated loss)	41,039,954
TOTAL NET ASSETS	$709,862,482

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
Δ Securities have been classified by country of origin.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
‡ Security is in default
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
+ Delayed settlement. Interest rate to be determined upon settlement date.
≠ The rate shown is the effective yield at the time of purchase.
^ Zero coupon security.
∞ Fully or partially pledged as collateral for centrally cleared swaps.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
† Non-income producing.
★ Includes $300,321 cash collateral held at broker for futures contracts, $651,623 cash collateral held at brokers for centrally cleared swap contracts, $1,060,000 cash collateral held at brokers for certain open bilateral derivatives, $32,315 variation margin due from broker on futures contracts, $8,130,565 payable for securities purchased, $125,107 payable for fund shares redeemed, $230,524 variation margin due to brokers on centrally cleared interest rate swap contracts, $114,845 other accrued expenses payable, $514,787 due to manager and affiliates and $578 foreign capital gain taxes payable as of June 30, 2020.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2020:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	(608,807)	USD	683,955	9/30/20	$ —	$ (1,433)
BNP	AUD	(64,663)	USD	44,741	7/13/20	114	—
BNP	EUR	(3,750,000)	USD	4,068,240	8/17/20	—	(149,380)
BNP	EUR	918,000	USD	(1,008,331)	8/17/20	24,142	—
BNP	JPY	4,849,725	USD	(44,741)	7/13/20	181	—
BNP	JPY	436,176,375	USD	(4,068,240)	8/17/20	—	(26,178)
BNP	JPY	(109,056,839)	USD	1,008,331	8/17/20	—	(2,302)
BNP	JPY	345,640,000	USD	(3,192,661)	10/26/20	14,561	—
BOA	EUR	(927,387)	USD	1,049,006	7/10/20	6,864	—
BOA	EUR	820,000	USD	(922,010)	7/10/20	—	(543)
BOA	EUR	(618,062)	USD	681,667	8/31/20	—	(13,665)
BOA	EUR	(185,314)	USD	203,681	11/23/20	—	(5,253)
CITI	AUD	(850,365)	USD	565,995	8/24/20	—	(20,979)
CITI	BRL	(1,802,487)	USD	311,239	7/2/20	—	(20,189)
LVIP Global Income Fund–16

LVIP Global Income Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	BRL	1,802,487	USD	(332,501)	7/2/20	$ —	$ (1,073)
CITI	BRL	(1,802,487)	USD	332,323	7/15/20	1,117	—
CITI	BRL	(1,805,350)	USD	311,239	8/4/20	—	(20,157)
CITI	BRL	(2,911,848)	USD	544,454	9/2/20	10,537	—
CITI	EUR	(146,969)	USD	159,683	8/5/20	—	(5,569)
CITI	EUR	(1,462,614)	USD	1,608,931	8/31/20	—	(36,538)
CITI	EUR	(1,630,646)	USD	1,843,609	10/19/20	6,889	—
CITI	JPY	60,357,748	USD	(565,995)	8/24/20	—	(6,610)
CITI	KRW	(3,222,000,000)	USD	2,668,876	9/22/20	—	(18,841)
CITI	MXN	(2,153,000)	USD	104,480	10/8/20	12,016	—
CITI	MXN	(2,099,000)	USD	82,252	10/8/20	—	(7,893)
CITI	MXN	(1,617,000)	USD	78,356	10/9/20	8,920	—
CITI	MXN	(5,392,000)	USD	260,758	10/13/20	29,327	—
CITI	MXN	(7,938,000)	USD	385,269	10/15/20	44,642	—
CITI	MXN	(7,268,000)	USD	356,001	10/16/20	44,161	—
CITI	MXN	(37,549,000)	USD	1,480,791	10/27/20	—	(128,175)
CITI	MXN	(62,799,000)	USD	2,461,972	10/29/20	—	(228,311)
CITI	MXN	(7,197,000)	USD	319,585	3/11/21	15,972	—
DB	BRL	(10,050,000)	USD	1,791,859	9/2/20	—	(50,911)
DB	BRL	(10,050,000)	USD	1,832,203	11/3/20	—	(6,739)
DB	EUR	(282,055)	USD	309,640	8/26/20	—	(7,650)
DB	EUR	(912,431)	USD	1,028,282	9/9/20	1,569	—
DB	EUR	(432,907)	USD	487,081	9/15/20	—	(114)
DB	EUR	(912,431)	USD	990,471	10/8/20	—	(36,959)
DB	EUR	(1,488,376)	USD	1,678,917	10/15/20	2,632	—
DB	EUR	(2,196,300)	USD	2,500,312	10/26/20	25,979	—
DB	EUR	(281,945)	USD	306,846	10/30/20	—	(10,825)
DB	KRW	(7,965,000,000)	USD	6,451,482	11/27/20	—	(199,094)
GSI	CHF	990,614	USD	(1,005,885)	8/12/20	41,024	—
GSI	CHF	(990,615)	USD	1,049,346	8/12/20	2,437	—
GSI	CHF	495,307	USD	(499,151)	11/12/20	25,890	—
GSI	CHF	(495,307)	USD	524,990	11/12/20	—	(51)
GSI	EUR	(916,163)	USD	1,005,885	8/12/20	—	(24,410)
GSI	EUR	938,466	USD	(1,049,346)	8/12/20	6,030	—
GSI	EUR	(568,000)	USD	622,721	8/26/20	—	(16,234)
GSI	EUR	(1,152,139)	USD	1,289,151	10/5/20	—	(8,092)
GSI	EUR	(357,852)	USD	389,772	10/29/20	—	(13,414)
GSI	EUR	(337,820)	USD	367,616	10/30/20	—	(13,011)
GSI	EUR	(452,005)	USD	499,151	11/12/20	—	(10,312)
GSI	EUR	469,516	USD	(524,990)	11/12/20	4,209	—
HSBC	AUD	(297,499)	USD	207,203	7/13/20	1,882	—
HSBC	AUD	(297,501)	USD	205,804	9/11/20	446	—
HSBC	AUD	(2,265,000)	USD	1,498,711	9/14/20	—	(64,772)
HSBC	AUD	(1,150,000)	USD	781,092	9/17/20	—	(12,732)
HSBC	BRL	(2,277,914)	USD	399,130	8/4/20	—	(19,011)
HSBC	BRL	(2,830,414)	USD	486,377	9/2/20	—	(32,609)
HSBC	EUR	(1,020,392)	USD	1,127,795	8/24/20	—	(20,015)
HSBC	EUR	(510,196)	USD	555,993	8/25/20	—	(17,925)
HSBC	EUR	(510,210)	USD	575,059	9/25/20	735	—
HSBC	EUR	(1,879,250)	USD	2,111,788	10/13/20	—	(4,605)
HSBC	EUR	(461,000)	USD	521,518	10/16/20	2,301	—
HSBC	EUR	(520,000)	USD	565,796	10/30/20	—	(20,095)
HSBC	EUR	(510,196)	USD	560,350	11/24/20	—	(14,889)
HSBC	INR	(24,200,000)	USD	315,589	8/26/20	—	(2,832)
HSBC	JPY	22,330,274	USD	(207,203)	7/13/20	—	(361)
HSBC	JPY	198,300,000	USD	(1,854,988)	8/5/20	—	(17,609)
HSBC	JPY	120,528,120	USD	(1,127,795)	8/24/20	—	(10,760)
HSBC	JPY	61,854,163	USD	(555,992)	8/25/20	17,269	—
HSBC	JPY	22,308,112	USD	(205,804)	9/11/20	998	—
HSBC	JPY	153,460,545	USD	(1,498,711)	9/14/20	—	(76,016)
LVIP Global Income Fund–17

LVIP Global Income Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HSBC	JPY	83,877,550	USD	(781,092)	9/17/20	$ —	$ (3,444)
HSBC	JPY	61,499,645	USD	(575,059)	9/25/20	—	(4,803)
HSBC	JPY	300,000,000	USD	(2,760,906)	9/30/20	21,084	—
HSBC	JPY	60,262,863	USD	(560,350)	11/24/20	—	(777)
HSBC	KRW	(627,176,000)	USD	511,479	7/29/20	—	(11,484)
HSBC	KRW	(880,000,000)	USD	720,603	10/20/20	—	(13,818)
HSBC	MXN	(65,020,000)	USD	2,635,269	10/6/20	—	(157,790)
HSBC	MXN	(48,480,000)	USD	2,323,254	10/7/20	240,951	—
JPMC	AUD	(409,000)	USD	281,977	7/2/20	—	(278)
JPMC	AUD	409,000	USD	(281,535)	7/2/20	719	—
JPMC	AUD	(2,970,000)	USD	2,034,029	7/14/20	—	(15,749)
JPMC	AUD	2,850,000	USD	(1,829,843)	7/14/20	137,115	—
JPMC	AUD	(120,000)	USD	82,417	7/21/20	—	(406)
JPMC	AUD	(1,823,244)	USD	1,211,696	8/21/20	—	(46,813)
JPMC	AUD	(2,680,000)	USD	1,776,949	9/14/20	—	(73,000)
JPMC	AUD	(607,748)	USD	400,335	11/24/20	—	(19,166)
JPMC	AUD	(409,000)	USD	281,523	12/24/20	—	(783)
JPMC	CAD	(1,734,097)	USD	1,319,317	7/23/20	41,904	—
JPMC	CAD	1,511,262	USD	(1,091,322)	9/15/20	22,037	—
JPMC	CAD	(508,000)	USD	366,840	9/15/20	—	(7,408)
JPMC	CNH	(1,955,000)	USD	277,675	8/21/20	1,953	—
JPMC	CNH	1,955,000	USD	(280,114)	8/21/20	—	(4,392)
JPMC	DKK	(3,013,048)	USD	449,937	7/23/20	—	(4,567)
JPMC	DKK	3,013,048	USD	(440,003)	7/23/20	14,501	—
JPMC	EUR	(797,314)	USD	898,097	7/16/20	1,994	—
JPMC	EUR	(1,559,671)	USD	1,738,324	7/23/20	—	(14,888)
JPMC	EUR	1,559,671	USD	(1,726,606)	7/23/20	26,606	—
JPMC	EUR	(1,421,162)	USD	1,629,226	8/5/20	31,268	—
JPMC	EUR	921,420	USD	(1,031,355)	8/5/20	4,693	—
JPMC	EUR	499,742	USD	(566,474)	8/5/20	—	(4,562)
JPMC	EUR	(1,937,394)	USD	2,179,375	9/15/20	—	(977)
JPMC	EUR	1,682,631	USD	(1,822,710)	9/15/20	70,930	—
JPMC	EUR	20,000	USD	(22,691)	9/15/20	—	(183)
JPMC	EUR	(796,352)	USD	898,097	9/16/20	1,858	—
JPMC	EUR	(822,289)	USD	926,339	9/21/20	804	—
JPMC	EUR	(14,694)	USD	16,194	11/23/20	—	(373)
JPMC	JPY	221,780,295	USD	(2,034,029)	7/14/20	20,320	—
JPMC	JPY	(195,344,415)	USD	1,829,843	7/14/20	20,369	—
JPMC	JPY	83,800,000	USD	(774,341)	7/22/20	1,985	—
JPMC	JPY	360,000,000	USD	(3,350,832)	7/27/20	—	(15,543)
JPMC	JPY	(7,972,780)	USD	73,276	7/27/20	—	(590)
JPMC	JPY	198,300,000	USD	(1,860,153)	8/11/20	—	(22,636)
JPMC	JPY	59,000,000	USD	(553,367)	8/13/20	—	(6,639)
JPMC	JPY	86,385,195	USD	(810,064)	8/21/20	—	(9,489)
JPMC	JPY	44,681,525	USD	(401,632)	8/21/20	12,454	—
JPMC	JPY	293,550,694	USD	(2,844,580)	9/14/20	—	(123,144)
JPMC	JPY	44,537,237	USD	(400,335)	11/24/20	13,217	—
JPMC	KRW	(115,600,000)	USD	94,175	9/16/20	—	(2,240)
JPMC	MXN	1,745,000	USD	(77,881)	12/8/20	—	(3,479)
JPMC	NOK	8,643,600	USD	(898,097)	7/16/20	—	(27)
JPMC	NOK	3,050,000	USD	(337,243)	7/23/20	—	(20,339)
JPMC	NOK	(3,050,000)	USD	299,254	7/23/20	—	(17,650)
JPMC	NOK	2,890,000	USD	(286,144)	9/15/20	14,193	—
JPMC	NOK	(2,890,000)	USD	283,333	9/15/20	—	(17,004)
JPMC	NOK	8,643,600	USD	(898,097)	9/16/20	175	—
JPMC	NOK	16,562,800	USD	(1,783,690)	9/21/20	—	(62,395)
JPMC	TRY	365,000	USD	(52,979)	7/14/20	107	—
SCB	EUR	(2,145,000)	USD	2,345,997	8/24/20	—	(66,852)
SSB	AUD	8,035,000	USD	(5,187,798)	7/30/20	358,202	—
SSB	AUD	(31,540,500)	USD	21,678,189	7/30/20	—	(92,015)
LVIP Global Income Fund–18

LVIP Global Income Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	CAD	(7,035,500)	USD	5,013,632	7/30/20	$ —	$ (169,133)
SSB	EUR	(34,556,000)	USD	37,769,127	7/30/20	—	(1,081,477)
SSB	EUR	728,500	USD	(810,128)	7/30/20	8,910	—
SSB	EUR	3,408,500	USD	(3,869,585)	7/30/20	—	(37,478)
SSB	GBP	14,117,500	USD	(17,542,264)	7/30/20	—	(45,592)
SSB	JPY	(7,703,561,500)	USD	71,905,914	7/30/20	531,768	—
SSB	JPY	763,617,000	USD	(7,155,787)	7/30/20	—	(80,812)
SSB	MXN	(108,421,500)	USD	4,307,169	7/30/20	—	(389,778)
SSB	MXN	246,528,500	USD	(11,026,411)	7/30/20	—	(346,507)
SSB	NOK	151,557,500	USD	(14,619,686)	7/30/20	1,128,037	—
SSB	NOK	(57,302,500)	USD	6,074,496	7/30/20	120,426	—
SSB	NZD	(41,346,500)	USD	25,002,996	7/30/20	—	(1,679,965)
SSB	NZD	9,846,000	USD	(6,123,554)	7/30/20	230,562	—
SSB	PLN	42,344,500	USD	(10,098,337)	7/30/20	605,801	—
SSB	SGD	(26,249,500)	USD	18,499,255	7/30/20	—	(337,711)
SSB	SGD	1,147,000	USD	(811,146)	7/30/20	11,955	—
SSB	SGD	353,500	USD	(254,162)	7/30/20	—	(486)
UBS	CHF	1,009,385	USD	(1,026,730)	8/10/20	39,953	—
UBS	CHF	(1,009,385)	USD	1,068,773	8/10/20	2,089	—
UBS	CHF	504,693	USD	(508,609)	11/9/20	26,322	—
UBS	CHF	(504,693)	USD	534,945	11/9/20	14	—
UBS	EUR	(931,819)	USD	1,026,730	8/10/20	—	(21,124)
UBS	EUR	955,840	USD	(1,068,773)	8/10/20	6,094	—
UBS	EUR	(460,419)	USD	508,609	11/9/20	—	(10,294)
UBS	EUR	478,419	USD	(534,945)	11/9/20	4,245	—
Total Foreign Currency Exchange Contracts						$4,128,459	$(6,451,196)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
27	Australia 3 yr Bonds	$ 2,181,140	$ 2,180,562	9/15/20	$ 578	$ —
22	Canadian Government Bonds	2,492,664	2,486,337	9/21/20	6,327	—
16	Euro-O.A.T.	3,013,675	2,963,910	9/8/20	49,766	—
(95)	U.S. Treasury 10 yr Notes	(13,221,328)	(13,160,636)	9/21/20	—	(60,692)
(9)	U.S. Treasury 10 yr Ultra Notes	(1,417,359)	(1,401,730)	9/21/20	—	(15,629)
156	U.S. Treasury 2 yr Notes	34,449,188	34,437,320	9/30/20	11,868	—
(2)	U.S. Treasury Ultra Bonds	(436,313)	(431,310)	9/21/20	—	(5,003)
Total Futures Contracts					$68,539	$(81,324)
LVIP Global Income Fund–19

LVIP Global Income Fund
Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Sold
CDX.EM.32-Quarterly [4]	790,500	1.00%	12/20/24	$(28,144)	$(37,231)	$9,087	$—
CDX.EM.32-Quarterly [4]	1,162,500	1.00%	12/20/24	(41,388)	(70,430)	29,042	—
CDX.NA.IG.31-Quarterly [5]	2,000,000	1.00%	12/20/21	12,755	16,070	—	(3,315)
					(91,591)	38,129	(3,315)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC Ally Financial Inc 7.50% 9/15/20 -Quarterly	400,000	5.00%	12/20/24	$(64,474)	$(66,993)	$2,519	$—
CITI Avon Products Inc 5.00% 3/15/23 -Quarterly	100,000	5.00%	3/20/23	(975)	(7,930)	6,955	—
CITI Avon Products Inc 7.00% 3/15/23 -Quarterly	100,000	5.00%	3/20/23	(975)	(7,921)	6,946	—
BCLY Italy Government International Bond 6.875% 9/27/23/Baa3u -Quarterly	200,000	1.00%	6/20/23	2,077	1,292	785	—
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	100,000	1.00%	12/20/21	31,139	1,871	29,268	—
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	50,000	1.00%	12/20/21	15,569	905	14,664	—
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	65,000	1.00%	12/20/21	20,240	1,835	18,405	—
					(76,941)	79,542	—
Protection Sold
MSC Bespoke Pecan 5-10% -Quarterly	100,000	3.98%	3/20/22	(39,740)	—	—	(39,740)
MSC Bespoke Pecan 5-10% -Quarterly	100,000	4.10%	12/20/21	(33,371)	—	—	(33,371)
CITI Bespoke Phoenix 5-7% -Quarterly	100,000	2.90%	12/20/21	(17,301)	—	—	(17,301)
CITI Citibank 2.30% 6/20/21 -Quarterly	155,000	2.30%	6/20/21	(15,020)	—	—	(15,020)
JPMC Goldman Sachs Group 2.91% 6/5/23 -Quarterly	400,000	1.00%	12/20/24	3,962	6,174	—	(2,212)
BCLY Italy Government International Bond 6.875% 9/27/23/Baa3u -Quarterly	200,000	1.00%	6/20/23	(2,077)	(5,668)	3,591	—
JPMC Morgan Stanley 3.75% 2/25/23 -Quarterly	400,000	1.00%	12/20/24	6,495	6,776	—	(281)
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	100,000	1.00%	12/20/23	(57,027)	(9,813)	—	(47,214)
LVIP Global Income Fund–20

LVIP Global Income Fund
Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:(continued)
Protection Sold(continued)
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	50,000	1.00%	12/20/23	$(28,513)	$(4,797)	$—	$(23,716)
CITI Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	65,000	1.00%	12/20/23	(37,068)	(7,747)	—	(29,320)
CITI Republic of Indonesia 1.00% 12/23/24 -Quarterly	300,000	1.00%	6/20/25	(4,564)	(4,906)	342	—
					(19,981)	3,933	(208,175)
Total CDS Contracts					$(188,513)	$121,604	$(211,490)
Swap Contracts1
Currency Swap
Counterparty/ Reference Obligation/ Payment Frequency (Floating Rate/Floating Rate)	Notional Amount Paid[3]	Notional Amount Received[3]	Floating Interest Rate Paid	Floating Interest Rate (Received)	Termination Date	Value Assets (Liability)	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 500,000	555,000	0.92%	(1.66%)	8/30/21	$ (6,156)	$ —	$ —	$(6,156)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 750,000	832,500	0.72%	(1.53%)	9/17/21	(9,930)	—	—	(9,930)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 250,000	277,500	0.87%	(2.01%)	10/30/21	(2,806)	—	—	(2,806)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 700,000	773,500	0.78%	(1.62%)	11/22/21	(12,053)	—	—	(12,053)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 250,000	277,500	0.79%	(1.53%)	11/29/21	(3,411)	—	—	(3,411)
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 750,000	832,500	0.85%	(1.64%)	12/12/21	(10,532)	—	—	(10,532)
Total Currency Swap							$ —	$ —	$ (44,888)
LVIP Global Income Fund–21

LVIP Global Income Fund
Statement of Net Assets (continued)
Swap Contract1
Inflation Swap Contract
	Notional Amount[3]	Fixed Interest Rate Paid	Termination Date	Value	Unrealized Depreciation[2]
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	2,900,000	1.89%	1/15/27	$(134,113)	$(134,113)
Swap Contract1
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
JPMC- Receive amounts based on Markit iBoxx USD Liquid Leveraged Loans Total Return Index and pay variable quarterly payments based on LIBOR03M.[6]	400,000	0.31%	9/20/20	$(8,015)	$—	$(8,015)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2020.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia. Constituents for the index can be found at www.markit.com/Documentation.
[5] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[6] The Markit iBoxx USD Liquid Leveraged Loans Total Return Index comprises approximately 100 of the most liquid, tradable leveraged loans. Indices are rebalanced monthly, using a transparent roll mechanism.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
CAD–Canadian Dollar
CDX.EM–Credit Default Swap Index Emerging Markets
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
COP–Colombia Peso
CPI-U–Consumer Price Index for All Urban Consumers
DB–Deutsche Bank
DKK–Danish Krone
LVIP Global Income Fund–22

LVIP Global Income Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
DOP–Dominican Republic Peso
ETF–Exchange-Traded Fund
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GHS–Ghanaian Cedi
GO–Government Obligation
GSI–Goldman Sachs International
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
INR–Indian Rupee
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR01W–Intercontinental Exchange London Interbank Offered Rate USD Weekly
LIBOR02M–Intercontinental Exchange London Interbank Offered Rate USD 2 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PIK–Payment-in-kind
PLN–Polish Zloty
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
TBA–To be announced
TRY–Turkish New Lira
USD–United States Dollar
UYU–Uruguay Peso
yr–Year
ZAR–South African Rand
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund–23

LVIP Global Income Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Interest	$ 7,566,741
Dividends	2,630
Foreign taxes withheld	(59,073)
7,510,298
EXPENSES:
Management fees	2,412,286
Distribution fees-Service Class	716,707
Accounting and administration expenses	109,377
Shareholder servicing fees	107,625
Custodian fees	69,022
Reports and statements to shareholders	48,039
Professional fees	46,167
Pricing fees	29,102
Trustees’ fees and expenses	10,347
Consulting fees	1,627
Other	19,115
3,569,414
Less:
Management fees waived	(259,785)
Total operating expenses	3,309,629
NET INVESTMENT INCOME	4,200,669
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	2,355,236
Foreign currencies	(473,542)
Foreign currency exchange contracts	8,222,984
Futures contracts	(237,705)
Swap contracts	(1,365,526)
Net realized gain	8,501,447
Net change in unrealized appreciation (depreciation) of:
Investments**	8,466,261
Foreign currencies	(33,325)
Foreign currency exchange contracts	(509,632)
Futures contracts	(58,967)
Swap contracts	(119,339)
Net change in unrealized appreciation (depreciation)	7,744,998
NET REALIZED AND UNREALIZED GAIN	16,246,445
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,447,114

*	Includes $167,522 foreign capital gains taxes paid.
**	Includes $96,533 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,200,669	$ 12,291,431
Net realized gain	8,501,447	8,576,893
Net change in unrealized appreciation (depreciation)	7,744,998	30,327,813
Net increase in net assets resulting from operations	20,447,114	51,196,137
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,767,726)
Service Class	—	(14,148,933)
	—	(18,916,659)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	18,865,087	20,837,265
Service Class	22,824,513	40,170,203
Reinvestment of dividends and distributions:
Standard Class	—	4,767,726
Service Class	—	14,148,933
	41,689,600	79,924,127
Cost of shares redeemed:
Standard Class	(47,734,188)	(28,511,014)
Service Class	(89,219,473)	(106,050,985)
	(136,953,661)	(134,561,999)
Decrease in net assets derived from capital share transactions	(95,264,061)	(54,637,872)
NET DECREASE IN NET ASSETS	(74,816,947)	(22,358,394)
NET ASSETS:
Beginning of period	784,679,429	807,037,823
End of period	$ 709,862,482	$ 784,679,429
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund–24

LVIP Global Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Income Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 11.522	$ 11.082	$ 11.356	$ 10.866	$ 10.858	$ 11.556
Income (loss) from investment operations:
Net investment income[2]	0.063	0.200	0.217	0.188	0.189	0.193
Net realized and unrealized gain (loss)	0.289	0.547	(0.009)	0.360	(0.133)	(0.427)
Total from investment operations	0.352	0.747	0.208	0.548	0.056	(0.234)
Less dividends and distributions from:
Net investment income	—	(0.307)	(0.398)	—	—	(0.362)
Net realized gain	—	—	(0.017)	(0.058)	(0.048)	(0.102)
Return of capital	—	—	(0.067)	—	—	—
Total dividends and distributions	—	(0.307)	(0.482)	(0.058)	(0.048)	(0.464)
Net asset value, end of period	$ 11.874	$ 11.522	$ 11.082	$ 11.356	$ 10.866	$ 10.858
Total return[3]	3.06%	6.74%	1.90%	5.04%	0.51%	(2.02%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$158,502	$182,976	$178,755	$366,308	$374,814	$379,407
Ratio of expenses to average net assets	0.70%	0.70%	0.68%	0.67%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.77%	0.75%	0.74%	0.72%	0.72%
Ratio of net investment income to average net assets	1.08%	1.73%	1.91%	1.67%	1.71%	1.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.01%	1.66%	1.84%	1.60%	1.64%	1.62%
Portfolio turnover	22%	30%	47%	59%	49%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund–25

LVIP Global Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Income Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 11.447	$ 11.011	$ 11.284	$ 10.824	$ 10.843	$ 11.540
Income (loss) from investment operations:
Net investment income[2]	0.048	0.170	0.187	0.159	0.161	0.163
Net realized and unrealized gain (loss)	0.287	0.543	(0.008)	0.359	(0.132)	(0.425)
Total from investment operations	0.335	0.713	0.179	0.518	0.029	(0.262)
Less dividends and distributions from:
Net investment income	—	(0.277)	(0.372)	—	—	(0.333)
Net realized gain	—	—	(0.017)	(0.058)	(0.048)	(0.102)
Return of capital	—	—	(0.063)	—	—	—
Total dividends and distributions	—	(0.277)	(0.452)	(0.058)	(0.048)	(0.435)
Net asset value, end of period	$ 11.782	$ 11.447	$ 11.011	$ 11.284	$ 10.824	$ 10.843
Total return[3]	2.94%	6.47%	1.65%	4.79%	0.26%	(2.27%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$551,361	$601,703	$628,282	$691,228	$630,057	$633,519
Ratio of expenses to average net assets	0.95%	0.95%	0.93%	0.92%	0.90%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.02%	1.00%	0.99%	0.97%	0.97%
Ratio of net investment income to average net assets	0.83%	1.48%	1.66%	1.42%	1.46%	1.44%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.76%	1.41%	1.59%	1.35%	1.39%	1.37%
Portfolio turnover	22%	30%	47%	59%	49%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund–26

LVIP Global Income Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
 Other debt securities, credit default swap (“CDS”) contracts, total return swap contracts, inflation swap contracts, currency swaps and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in
LVIP Global Income Fund–27

LVIP Global Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Withholding taxes on foreign interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.
 Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.07% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (“Mondrian”) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Mondrian a fee based on Mondrian’s managed portion of the Fund’s average daily net assets.
Franklin Advisers, Inc. (“Franklin”) is also responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Franklin a fee based on Franklin’s managed portion of the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$23,706
Legal	4,227
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $43,966 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of
LVIP Global Income Fund–28

LVIP Global Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$334,217
Distribution fees payable to LFD	111,426
Printing and mailing fees payable to Lincoln Life	52,433
Shareholder servicing fees payable to Lincoln Life	16,711
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 92,379,785
Purchases of U.S. government securities	52,777,016
Sales other than U.S. government securities	103,186,248
Sales of U.S. government securities	108,715,726
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$672,207,536
Aggregate unrealized appreciation of investments and derivatives	$ 52,338,468
Aggregate unrealized depreciation of investments and derivatives	(16,172,395)
Net unrealized appreciation of investments and derivatives	$ 36,166,073
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Global Income Fund–29

LVIP Global Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 11,811,870	$ —	$ 11,811,870
Agency Mortgage-Backed Securities	—	6,132,757	—	6,132,757
Corporate Bonds	—	52,191,762	—	52,191,762
Municipal Bonds	—	4,406,644	—	4,406,644
Non-Agency Asset-Backed Securities	—	23,946,532	—	23,946,532
Non-Agency Collateralized Mortgage Obligations	—	3,813,372	—	3,813,372
Non-Agency Commercial Mortgage-Backed Securities	—	2,493,816	—	2,493,816
Loan Agreements	—	4,787,518	—	4,787,518
Sovereign Bonds	—	359,739,410	—	359,739,410
Supranational Banks	—	21,691,480	—	21,691,480
U.S. Treasury Obligations	—	174,810,699	—	174,810,699
Common Stock	—	—	114,678	114,678
Warrants	—	—	439	439
Exchange-Traded Fund	128,100	—	—	128,100
Money Market Fund	44,907,283	—	—	44,907,283
Total Investments	$45,035,383	$665,825,860	$115,117	$710,976,360
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 4,128,459	$—	$ 4,128,459
Futures Contracts	$ 68,539	$ —	$—	$ 68,539
Swap Contracts	$ —	$ 121,604	$—	$ 121,604
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(6,451,196)	$—	$(6,451,196)
Futures Contracts	$(81,324)	$ —	$—	$ (81,324)
Swap Contracts	$ —	$ (398,506)	$—	$ (398,506)
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
LVIP Global Income Fund–30

LVIP Global Income Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	1,614,110	1,806,386
Service Class	1,956,729	3,524,400
Shares reinvested:
Standard Class	—	414,513
Service Class	—	1,238,093
	3,570,839	6,983,392
Shares redeemed:
Standard Class	(4,146,762)	(2,469,735)
Service Class	(7,726,953)	(9,255,534)
	(11,873,715)	(11,725,269)
Net decrease	(8,302,876)	(4,741,877)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2020, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.
LVIP Global Income Fund–31

LVIP Global Income Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Swap Contracts–The Fund enters into CDS contracts, total return swap contracts, inflation swap contracts, currency swap contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from(paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2020, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2020, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the Statement of Net Assets, at June 30, 2020, the notional value of the protection sold was USD 5,923,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2020, net unrealized depreciation of the protection sold was $169,428.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2020, the Fund used CDS contracts to hedge against credit events; to enhance total return and to gain exposure to certain securities or markets.
LVIP Global Income Fund–32

LVIP Global Income Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2020, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2020, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.
During the six months ended June 30, 2020, the Fund used currency swaps to protect against currency fluctuations.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP Global Income Fund–33

LVIP Global Income Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$4,128,459	Liabilities net of receivables and other assets	$(6,451,196)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	68,539	Liabilities net of receivables and other assets	(81,324)
Swap contracts (Equity contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(8,015)
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	121,604	Liabilities net of receivables and other assets	(211,490)
Swap contracts (Currency contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(44,888)
Swap contracts (Interest rate contracts & Inflation contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(134,113)
Total		$4,318,602		$(6,931,026)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$8,222,984	$(509,632)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(237,705)	(58,967)
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(12,147)	2,229
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(441,437)	17,783
Swap contracts (Currency contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(5,602)	493
Swap contracts (Interest rate contracts & Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(906,340)	(139,844)
Total		$6,619,753	$(687,938)
LVIP Global Income Fund–34

LVIP Global Income Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$116,493,583	$229,194,936
Futures contracts (average notional value)	32,390,750	11,530,836
CDS contracts (average notional value)*	2,631,313	5,369,969
Currency swap contracts (average notional value)	2,394,357	1,645,057
Interest rate swap contracts (average notional value)**	35,044	194,832
Total return swap contracts (average notional value)	975	228,571
Inflation rate swap contracts (average notional value)	157,143	2,850,000

*Long represents buying protection and short represents selling protection.
**Long represent paying floating interest payments and short represent receiving floating interest payments.
At June 30, 2020, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Barclays Bank	$ 90,000
Citigroup Global Markets	460,000
Deutsche Bank	250,000
Hong Kong Shanghai Bank	130,000
JP Morgan Chase Bank	130,000
Total	$1,060,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2020, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$ 6,864	$ (19,461)	$ (12,597)
Barclays Bank PLC	4,376	(1,433)	2,943
BNP Paribas SA	38,998	(177,860)	(138,862)
Citigroup Global Markets	250,161	(671,794)	(421,633)
Deutsche Bank	30,180	(312,292)	(282,112)
Goldman Sachs International	79,590	(85,524)	(5,934)
Hong Kong Shanghai Bank	285,667	(506,347)	(220,680)
JPMorgan Chase Bank	441,721	(505,228)	(63,507)
Morgan Stanley Capital	—	(73,111)	(73,111)
Standard Chartered Bank	—	(66,852)	(66,852)
State Street Bank & Trust Company	2,995,660	(4,260,954)	(1,265,294)
Total	$4,133,217	$(6,680,856)	$(2,547,639)

LVIP Global Income Fund–35

LVIP Global Income Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	(12,597)	—	—	—	—	(12,597)
Barclays Bank PLC	2,943	—	—	—	—	2,943
BNP Paribas SA	(138,862)	—	—	—	—	(138,862)
Citigroup Global Markets	(421,633)	—	—	—	421,633	—
Deutsche Bank	(282,112)	—	—	—	250,000	(32,112)
Goldman Sachs International	(5,934)	—	—	—	—	(5,934)
Hong Kong Shanghai Bank	(220,680)	—	—	—	130,000	(90,680)
JPMorgan Chase Bank	(63,507)	—	—	—	63,507	—
Morgan Stanley Capital	(73,111)	—	—	—	—	(73,111)
Standard Chartered Bank	(66,852)	—	—	—	—	(66,852)
State Street Bank & Trust Company	(1,265,294)	—	—	—	—	(1,265,294)
Total	(2,547,639)	—	—	—	865,140	(1,682,499)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Global Income Fund–36

LVIP Global Income Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Global Income Fund–37

LVIP Global Income Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Global Income Fund–38

LVIP Government Money Market Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Government Money Market Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission monthly on Form N-MFP. The Trust’s Form N-MFP is available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Government Money Market Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the tables reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,002.70	0.40%	$1.99
Service Class Shares	1,000.00	1,002.00	0.53%	2.64
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.90	0.40%	$2.01
Service Class Shares	1,000.00	1,022.20	0.53%	2.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Government Money Market Fund–1

LVIP Government Money Market Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Agency Obligations	43.40%
U.S. Treasury Obligations	16.15%
Repurchase Agreements	39.88%
Money Market Fund	0.06%
Total Investments	99.49%
Receivables and Other Assets Net of Liabilities	0.51%
Total Net Assets	100.00%
LVIP Government Money Market Fund–2

LVIP Government Money Market Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS–43.40%
Federal Farm Credit Banks Funding
•0.14% (LIBOR01M minus 0.05%) 8/17/20	2,295,000	$ 2,293,779
•0.15% (LIBOR01M minus 0.04%) 9/11/20	3,035,000	3,033,931
•0.16% (SOFR + 0.08%) 1/14/21	1,655,000	1,655,000
•0.18% (FEDL01 + 0.10%) 12/16/20	400,000	399,999
•0.19% (SOFR + 0.11%) 1/15/21	1,500,000	1,500,000
•0.21% (LIBOR01M + 0.03%) 12/14/20	3,545,000	3,544,934
•0.24% (LIBOR01M + 0.05%) 4/16/21	4,130,000	4,130,000
•0.26% (SOFR + 0.18%) 1/14/22	3,765,000	3,765,000
•0.27% (SOFR + 0.19%) 11/18/21	1,465,000	1,465,000
•0.27% (USBMMY3M + 0.12%) 5/02/22	1,375,000	1,374,847
•0.29% (LIBOR01M + 0.11%) 7/09/21	770,000	770,000
•0.30% 12/13/21	2,215,000	2,211,800
•0.30% (LIBOR01M + 0.11%) 11/12/21	865,000	865,000
•0.31% (LIBOR01M + 0.13%) 10/08/21	555,000	555,000
•0.33% (LIBOR01M + 0.16%) 7/01/21	2,480,000	2,480,000
•0.38% (USBMMY3M + 0.23%) 7/08/21	1,845,000	1,845,000
•0.41% (USBMMY3M + 0.26%) 6/17/21	3,090,000	3,089,706
Federal Farm Credit Discount Notes
≠0.14% 11/12/20	6,390,000	6,386,670
≠0.17% 3/11/21	3,000,000	2,996,416
≠0.19% 6/01/21	5,940,000	5,929,498
≠0.27% 3/17/21	4,105,000	4,097,026
≠0.35% 1/19/21	5,390,000	5,379,717
≠0.44% 2/12/21	4,645,000	4,632,461
≠0.53% 10/02/20	2,630,000	2,626,467
≠0.90% 1/20/21	1,170,000	1,164,194
≠1.53% 12/08/20	9,175,000	9,114,241
≠1.59% 9/03/20	7,185,000	7,165,201
≠1.59% 12/08/20	2,835,000	2,815,470
≠1.64% 8/14/20	3,105,000	3,098,928
≠1.64% 9/28/20	1,870,000	1,862,603
≠1.81% 7/07/20	155,000	154,955
Federal Home Loan Bank Discount Notes
≠0.12% 7/22/20	9,125,000	9,124,361
≠0.12% 7/29/20	13,570,000	13,568,797
≠0.12% 8/05/20	22,730,000	22,727,370
≠0.15% 8/17/20	5,950,000	5,941,494
≠0.17% 7/08/20	6,370,000	6,369,791
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank Discount Notes (continued)
≠0.20% 4/29/21	5,735,000	$ 5,725,378
≠0.20% 6/11/21	4,295,000	4,286,768
≠0.21% 4/12/21	4,400,000	4,392,685
≠0.25% 8/20/20	15,715,000	15,709,543
≠0.53% 9/01/20	9,035,000	9,026,909
≠0.71% 12/04/20	5,265,000	5,249,030
≠0.96% 8/28/20	1,305,000	1,303,024
≠1.56% 8/21/20	3,845,000	3,836,693
≠1.57% 8/14/20	875,000	873,358
≠1.58% 7/31/20	3,585,000	3,580,384
≠1.59% 7/15/20	3,775,000	3,772,710
≠1.60% 7/06/20	14,415,000	14,411,859
≠1.61% 7/31/20	11,770,000	11,754,601
≠1.62% 7/06/20	1,200,000	1,199,736
≠1.63% 7/01/20	3,120,000	3,120,000
≠1.63% 8/14/20	4,865,000	4,855,546
Federal Home Loan Banks
•0.10% (SOFR + 0.02%) 8/19/20	2,205,000	2,205,000
•0.10% (SOFR + 0.02%) 8/28/20	6,940,000	6,940,000
•0.11% (SOFR + 0.03%) 8/05/20	1,430,000	1,430,000
•0.11% (SOFR + 0.03%) 8/21/20	930,000	930,000
•0.12% (SOFR + 0.04%) 2/09/21	7,700,000	7,699,192
•0.13% (SOFR + 0.05%) 1/22/21	1,260,000	1,260,000
•0.14% (LIBOR01M minus 0.05%) 8/20/20	5,680,000	5,680,000
•0.15% (LIBOR01M minus 0.03%) 8/04/20	2,180,000	2,180,000
•0.16% (LIBOR01M minus 0.01%) 4/05/21	6,600,000	6,600,000
•0.16% (LIBOR01M minus 0.02%) 4/27/21	3,415,000	3,414,187
•0.16% (SOFR + 0.08%) 7/24/20	1,070,000	1,070,000
•0.16% (SOFR + 0.08%) 3/04/21	2,420,000	2,420,000
•0.16% (SOFR + 0.08%) 7/08/21	2,705,000	2,705,000
•0.16% (SOFR + 0.08%) 7/23/21	1,620,000	1,620,000
•0.17% (SOFR + 0.09%) 9/11/20	6,505,000	6,505,000
•0.17% (SOFR + 0.09%) 9/10/21	5,200,000	5,200,000
•0.18% (LIBOR01M + 0.01%) 7/10/20	7,045,000	7,045,000
•0.18% (LIBOR03M minus 0.13%) 12/21/20	4,600,000	4,600,000
LVIP Government Money Market Fund–3

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
•0.19% (SOFR + 0.11%) 10/01/20	3,435,000	$ 3,435,000
•0.19% (SOFR + 0.11%) 3/25/21	2,150,000	2,150,000
0.20% 6/17/21	4,440,000	4,439,667
•0.20% (SOFR + 0.12%) 10/07/20	1,890,000	1,890,000
•0.20% (SOFR + 0.12%) 3/12/21	3,210,000	3,210,000
•0.20% (SOFR + 0.12%) 2/28/22	5,130,000	5,130,000
•0.21% (SOFR + 0.13%) 10/16/20	16,265,000	16,265,000
•0.24% (SOFR + 0.16%) 5/07/21	7,145,000	7,145,000
•1.18% (LIBOR03M minus 0.17%) 1/08/21	3,045,000	3,045,000
2.63% 10/01/20	1,940,000	1,944,697
Federal Home Loan Mortgage
•0.11% (SOFR + 0.03%) 2/26/21	2,960,000	2,960,000
•0.20% (SOFR + 0.12%) 6/04/21	8,255,000	8,239,442
•0.26% (SOFR + 0.18%) 12/13/21	6,195,000	6,195,000
•0.27% (SOFR + 0.19%) 6/02/22	11,845,000	11,845,000
•0.28% (SOFR + 0.20%) 3/11/22	3,345,000	3,345,000
•0.40% (SOFR + 0.32%) 9/23/21	6,130,000	6,130,000
Federal National Mortgage Association
•0.15% (SOFR + 0.07%) 12/11/20	3,120,000	3,120,000
•0.28% (SOFR + 0.20%) 12/16/21	3,000,000	3,000,000
•0.43% (SOFR + 0.35%) 4/07/22	5,220,000	5,220,000
•0.47% (SOFR + 0.39%) 4/15/22	5,690,000	5,690,000
Freddie Mac Discount Notes
≠0.47% 7/17/20	5,560,000	5,558,863
≠0.67% 7/28/20	4,705,000	4,702,671
≠0.68% 7/24/20	3,065,000	3,063,688
≠0.68% 7/24/20	3,115,000	3,113,667
≠1.57% 7/17/20	6,060,000	6,058,124
Total Agency Obligations (Cost $439,632,078)		439,632,078
U.S. TREASURY OBLIGATIONS–16.15%
U.S. Treasury Bills
≠0.01% 7/23/20	14,000,000	13,998,931
≠0.12% 7/07/20	15,000,000	14,999,725
≠0.12% 7/30/20	1,350,000	1,349,870
≠0.13% 7/30/20	2,025,000	2,024,796
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
≠0.13% 7/30/20	5,680,000	$ 5,679,405
≠0.14% 8/18/20	10,495,000	10,493,363
≠0.14% 9/17/20	1,815,000	1,814,449
≠0.16% 5/20/21	7,075,000	7,064,843
≠0.17% 3/25/21	15,000,000	14,981,087
≠0.18% 11/10/20	2,020,000	2,018,704
≠0.18% 11/10/20	1,310,000	1,309,147
≠0.18% 11/10/20	2,360,000	2,358,442
≠0.18% 11/24/20	1,550,000	1,548,868
≠0.18% 2/25/21	10,000,000	9,988,050
≠0.18% 3/25/21	705,000	704,085
≠0.18% 3/25/21	3,235,000	3,230,741
≠0.18% 3/25/21	6,065,000	6,056,903
≠0.19% 11/24/20	2,790,000	2,787,935
≠0.19% 11/24/20	7,740,000	7,734,193
≠0.29% 10/15/20	650,000	649,452
≠0.29% 10/15/20	3,900,000	3,896,670
≠0.83% 9/03/20	3,075,000	3,070,545
≠0.87% 8/27/20	4,480,000	4,473,971
≠0.92% 8/27/20	450,000	449,359
≠0.97% 8/06/20	1,520,000	1,518,556
U.S. Treasury Floating Rate
•0.19% (USBMMY3M + 0.04%) 7/31/20	6,930,000	6,930,190
•0.20% (USBMMY3M + 0.05%) 10/31/20	12,000,000	11,995,824
•0.29% (USBMMY3M + 0.14%) 4/30/21	690,000	689,534
•0.37% (USBMMY3M + 0.22%) 7/31/21	4,000,000	4,000,000
•0.45% (USBMMY3M + 0.30%) 10/31/21	10,000,000	10,014,597
U.S. Treasury Note
1.63% 11/30/20	850,000	849,858
1.75% 11/15/20	830,000	830,417
2.00% 11/30/20	505,000	505,703
2.00% 1/15/21	1,565,000	1,578,794
2.63% 11/15/20	2,065,000	2,072,124
Total U.S. Treasury Obligations (Cost $163,669,131)		163,669,131
REPURCHASE AGREEMENTS–39.88%
Bank of Montreal 0.07%, dated 6/30/20, to be repurchased on 7/01/20, repurchase price $22,000,043 (collateralized by U.S. government obligation 0.00%-3.00% 9/17/20−2/15/49 market value $24,440,003).	22,000,000	22,000,000

LVIP Government Money Market Fund–4

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
Bank of Nova Scotia 0.07%, dated 6/30/20, to be repurchased on 7/01/20, repurchase price $70,000,136 (collateralized by U.S. government obligation 0.00%-4.38% 9/17/20−2/15/48 market value $71,400,190).	70,000,000	$ 70,000,000
BNP Paribas 0.09%, dated 6/30/20, to be repurchased on 7/01/20, repurchase price $100,000,250 (collateralized by U.S. government and U.S. agency obligations 0.00%-6.50% 2/15/28−5/20/50 market value $102,000,001).	100,000,000	100,000,000
Citigroup Global Markets 0.07%, dated 6/30/20, to be repurchased on 7/01/20, repurchase price $40,000,078 (collateralized by U.S. government obligation 0.00%-1.25% 1/28/21−6/30/22 market value $40,800,024).	40,000,000	40,000,000
Goldman Sachs & Co. 0.09%, dated 6/30/20, to be repurchased on 7/01/20, repurchase price $10,000,025 (collateralized by U.S. government obligation 3.00%-6.00% 12/15/50−6/20/50 market value $10,200,000).	10,000,000	10,000,000
Mizuho Securities USA 0.09%, dated 6/30/20, to be repurchased on 7/01/20, repurchase price $45,000,113 (collateralized by U.S. agency obligations 3.00% 2/01/50 market value $46,350,001).	45,000,000	45,000,000
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
Natixis
0.07%, dated 6/30/20, to be repurchased on 7/01/20, repurchase price $30,000,058 (collateralized by U.S. government and U.S. agency obligations 0.125%-3.38% 4/15/25−11/15/48 market value $30,600,001).	30,000,000	$ 30,000,000
0.09%, dated 6/30/20, to be repurchased on 7/01/20, repurchase price $8,000,020 (collateralized by U.S. government and U.S. agency obligations 0.00%-2.625% 12/15/21−1/15/30 market value $8,160,534).	8,000,000	8,000,000
TD Securities USA 0.09%, dated 6/30/20, to be repurchased on 7/01/20, repurchase price $79,000,198 (collateralized by U.S. government and U.S. agency obligations 2.50%-6.36% 12/15/34−5/25/50 market value $83,419,198).	79,000,000	79,000,000
Total Repurchase Agreements (Cost $404,000,000)		404,000,000
MONEY MARKET FUND–0.06%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	603,573	603,573
Total Money Market Fund (Cost $603,573)		603,573

TOTAL INVESTMENTS–99.49% (Cost $1,007,904,782)Δ	1,007,904,782
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.51%	5,142,062
NET ASSETS APPLICABLE TO 101,303,584 SHARES OUTSTANDING–100.00%	$1,013,046,844
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND STANDARD CLASS ($531,851,196 / 53,184,123 Shares)	$10.000
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND SERVICE CLASS ($481,195,648 / 48,119,461 Shares)	$10.000
LVIP Government Money Market Fund–5

LVIP Government Money Market Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$1,013,033,748
Distributable earnings/(accumulated loss)	13,096
TOTAL NET ASSETS	$1,013,046,844

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
≠ The rate shown is the effective yield at the time of purchase.
Δ Also the cost for federal income tax purposes.
★ Includes $1,443,088 payable for fund shares redeemed, $(107,806) other accrued expenses payable and $426,840 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
BNP–BNP Paribas
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
SOFR–Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund–6

LVIP Government Money Market Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Interest	$4,276,325
EXPENSES:
Management fees	1,704,287
Distribution fees-Service Class	523,611
Shareholder servicing fees	137,829
Accounting and administration expenses	96,956
Professional fees	18,947
Reports and statements to shareholders	15,375
Trustees’ fees and expenses	11,639
Custodian fees	10,286
Pricing fees	3,604
Consulting fees	1,629
Other	7,736
2,531,899
Less:
Management fees waived	(96,656)
Distribution fees waived-Service Class	(250,651)
Total operating expenses	2,184,592
NET INVESTMENT INCOME	2,091,733
NET REALIZED GAIN FROM INVESTMENTS	3,274
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,095,007
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,091,733	$ 12,814,982
Net realized gain	3,274	9,614
Net increase in net assets resulting from operations	2,095,007	12,824,596
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,430,943)	(8,598,621)
Service Class	(660,790)	(4,218,752)
	(2,091,733)	(12,817,373)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	368,718,528	871,157,478
Service Class	476,603,033	373,801,365
Reinvestment of dividends and distributions:
Standard Class	1,430,845	8,598,621
Service Class	660,664	4,218,752
	847,413,070	1,257,776,216
Cost of shares redeemed:
Standard Class	(382,583,398)	(828,709,230)
Service Class	(316,558,737)	(344,862,650)
	(699,142,135)	(1,173,571,880)
Increase in net assets derived from capital share transactions	148,270,935	84,204,336
NET INCREASE IN NET ASSETS	148,274,209	84,211,559
NET ASSETS:
Beginning of period	864,772,635	780,561,076
End of period	$1,013,046,844	$ 864,772,635
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund–7

LVIP Government Money Market Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [2]	12/31/15
Net asset value, beginning of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Income from investment operations:
Net investment income	0.027	0.178	0.138	0.041	0.003	0.002
Total from investment operations	0.027	0.178	0.138	0.041	0.003	0.002
Less dividends and distributions from:
Net investment income	(0.027)	(0.178)	(0.138)	(0.041)	(0.003)	(0.002)
Net realized gain	—	—	—	— [3]	—	—
Total dividends and distributions	(0.027)	(0.178)	(0.138)	(0.041)	(0.003)	(0.002)
Net asset value, end of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Total return[4]	0.27%	1.79%	1.39%	0.41%	0.03%	0.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$531,851	$544,284	$493,231	$494,673	$483,490	$434,793
Ratio of expenses to average net assets[5]	0.40%	0.48%	0.49%	0.52%	0.37%	0.17%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.42%	0.45%	0.46%	0.45%	0.44%	0.43%
Ratio of net investment income to average net assets[5]	0.50%	1.77%	1.38%	0.41%	0.04%	0.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.48%	1.80%	1.41%	0.48%	(0.03%)	(0.24%)

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Commencing April 1, 2016, BlackRock Advisors, LLC replaced Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, as the Fund’s Sub-adviser.
[3]	For the year ended December 31, 2017, net realized gain distributions of $14,061 were made by the Fund’s Standard Class, which calculated to a de minimis amount of $0.000 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped management fees during the years ended December 31, 2019, 2018 and 2017, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.03%, 0.03% and 0.07%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund–8

LVIP Government Money Market Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [2]	12/31/15
Net asset value, beginning of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Income from investment operations:
Net investment income	0.019	0.153	0.113	0.018	0.003	0.002
Net realized and unrealized gain	0.001	—	—	—	—	—
Total from investment operations	0.020	0.153	0.113	0.018	0.003	0.002
Less dividends and distributions from:
Net investment income	(0.020)	(0.153)	(0.113)	(0.018)	(0.003)	(0.002)
Net realized gain	—	—	—	— [3]	—	—
Total dividends and distributions	(0.020)	(0.153)	(0.113)	(0.018)	(0.003)	(0.002)
Net asset value, end of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Total return[4]	0.20%	1.54%	1.14%	0.18%	0.03%	0.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$481,196	$320,489	$287,330	$232,364	$250,965	$265,037
Ratio of expenses to average net assets[5]	0.53%	0.73%	0.74%	0.75%	0.38%	0.17%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.70%	0.71%	0.70%	0.69%	0.68%
Ratio of net investment income to average net assets[5]	0.37%	1.52%	1.13%	0.18%	0.03%	0.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.23%	1.55%	1.16%	0.23%	(0.28%)	(0.49%)

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Commencing April 1, 2016, BlackRock Advisors, LLC replaced Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, as the Fund’s Sub-adviser.
[3]	For the year ended December 31, 2017, net realized gain distributions of $7,898 were made by the Fund’s Service Class, which calculated to a de minimis amount of $0.000 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped management fees during the years ended December 31, 2019, 2018 and 2017, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.03%, 0.03% and 0.07%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund–9

LVIP Government Money Market Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Government Money Market Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income while (i) maintaining a stable value of your shares (providing stability of net asset value “NAV”) and (ii) preserving the value of your initial investment (preservation of capital).
The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. As a government money market fund, the Fund is (i) permitted to use the amortized cost method of valuation to seek to maintain a $10.00 share price and (ii) is not subject to a liquidity fee and/or a redemption gate on Fund redemptions. The Fund’s Board of Trustees (the “Board”) has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders are provided with specific advance notice of the change.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Securities are valued at amortized cost, which approximates fair value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2020, and matured on the next business day.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Government Money Market Fund–10

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares dividends daily from net investment income and pays such dividends daily.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
BlackRock Advisors, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$29,020
Legal	5,170
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,206 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LIAC may waive or reimburse its management fee, and LFD may waive or reimburse any 12b-1 Fee, in order to maintain a positive net yield for the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice. Amounts waived or reimbursed may be recouped for a period of up to 36 months from the date of the waiver or reimbursement, provided that the amount of such recoupment may not exceed the amounts waived or reimbursed and may not cause any Class of the Fund to have a negative net yield. Recoupment is further limited to no more than 50% of the Fund’s excess return above a minimum yield of 0.10%. Prior to May 1, 2020, LIAC and its affiliated distributor had contractually agreed to limit the recoupment of previously waived management and 12b-1 fees to 0.03% of the Fund’s average daily net assets. The following table summarizes the remaining amounts of waivers or reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2023	Total
LFD	$ 250,651	$ 250,651
LIAC	96,656	96,656
Total	$347,307	$347,307
LVIP Government Money Market Fund–11

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$293,916
Distribution fees payable to LFD	97,742
Printing and mailing fees payable to Lincoln Life	11,207
Shareholder servicing fees payable to Lincoln Life	23,975
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Obligations	$ —	$ 439,632,078	$—	$ 439,632,078
U.S. Treasury Obligations	—	163,669,131	—	163,669,131
Repurchase Agreements	—	404,000,000	—	404,000,000
Money Market Fund	603,573	—	—	603,573
Total Investments	$603,573	$1,007,301,209	$—	$1,007,904,782
There were no Level 3 investments at the beginning or end of the period.
LVIP Government Money Market Fund–12

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	36,871,853	87,115,748
Service Class	47,660,303	37,380,137
Shares reinvested:
Standard Class	143,085	859,876
Service Class	66,066	421,889
	84,741,307	125,777,650
Shares redeemed:
Standard Class	(38,258,340)	(82,870,937)
Service Class	(31,655,873)	(34,486,279)
	(69,914,213)	(117,357,216)
Net increase	14,827,094	8,420,434
5. Risk Factors
Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Government Money Market Fund–13

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Government Money Market Fund–14

LVIP Invesco Select Equity Income Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Invesco Select Equity Income Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Invesco Select Equity Income Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$887.40	0.57%	$2.67
Service Class Shares	1,000.00	885.90	0.92%	4.31
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.00	0.57%	$2.87
Service Class Shares	1,000.00	1,020.30	0.92%	4.62

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Common Stock	80.37%
Aerospace & Defense	2.07%
Air Freight & Logistics	0.62%
Airlines	0.20%
Auto Components	0.08%
Automobiles	1.23%
Banks	6.18%
Beverages	1.85%
Biotechnology	0.81%
Building Products	1.14%
Capital Markets	3.12%
Chemicals	2.52%
Commercial Services & Supplies	0.38%
Communications Equipment	0.33%
Construction Materials	0.17%
Consumer Finance	0.62%
Containers & Packaging	0.87%
Distributors	0.08%
Diversified Financial Services	0.61%
Diversified Telecommunication Services	1.20%
Electric Utilities	4.64%
Electrical Equipment	0.99%
Electronic Equipment, Instruments & Components	0.61%
Energy Equipment & Services	0.32%
Entertainment	0.50%
Equity Real Estate Investment Trusts	1.81%
Food & Staples Retailing	1.24%
Food Products	4.30%
Health Care Equipment & Supplies	1.97%
Health Care Providers & Services	2.15%
Health Care Technology	0.15%
Hotels, Restaurants & Leisure	0.59%
Household Durables	0.17%
Household Products	1.95%
Industrial Conglomerates	0.95%
Insurance	3.16%
Interactive Media & Services	0.41%
Internet & Direct Marketing Retail	0.74%
IT Services	2.41%
Life Sciences Tools & Services	0.45%
Machinery	2.15%
Media	1.29%
Metals & Mining	0.23%
Multiline Retail	0.67%
Multi-Utilities	2.07%
Oil, Gas & Consumable Fuels	3.85%
Personal Products	0.53%
Pharmaceuticals	4.70%
Security Type/Sector	Percentage of Net Assets
Professional Services	0.33%
Real Estate Management & Development	0.09%
Road & Rail	1.06%
Semiconductors & Semiconductor Equipment	2.66%
Software	2.20%
Specialty Retail	1.54%
Technology Hardware, Storage & Peripherals	1.06%
Textiles, Apparel & Luxury Goods	0.63%
Tobacco	0.94%
Trading Companies & Distributors	0.16%
Water Utilities	0.08%
Wireless Telecommunication Services	0.54%
Convertible Preferred Stock	0.06%
Preferred Stock	0.00%
Agency Obligation	0.02%
Convertible Bonds	2.56%
Corporate Bonds	5.03%
Aerospace & Defense	0.13%
Agriculture	0.09%
Airlines	0.03%
Auto Manufacturers	0.05%
Banks	0.99%
Beverages	0.08%
Biotechnology	0.04%
Chemicals	0.02%
Computers	0.09%
Diversified Financial Services	0.55%
Electric	0.11%
Electronics	0.02%
Entertainment	0.06%
Environmental Control	0.01%
Food	0.13%
Forest Products & Paper	0.01%
Gas	0.01%
Health Care Products	0.01%
Health Care Services	0.05%
Home Builders	0.02%
Insurance	0.43%
Machinery Diversified	0.07%
Media	0.19%
Metal Fabricate & Hardware	0.01%
Mining	0.00%
Oil & Gas	0.03%
Packaging & Containers	0.02%
Pharmaceuticals	0.33%
Pipelines	0.26%
Private Equity	0.08%
LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
Real Estate Investment Trusts	0.16%
Retail	0.16%
Semiconductors	0.06%
Software	0.18%
Telecommunications	0.42%
Transportation	0.10%
Trucking & Leasing	0.03%
U.S. Treasury Obligations	2.93%
Money Market Fund	7.42%
Total Investments	98.39%
Receivables and Other Assets Net of Liabilities	1.61%
Total Net Assets	100.00%

Top 10 Equity Holdings	Percentage of Net Assets
Johnson & Johnson	1.16%
General Mills	1.15%
Bristol-Myers Squibb	0.97%
Procter & Gamble	0.95%
General Dynamics	0.94%
Citigroup	0.94%
PNC Financial Services Group	0.89%
Entergy	0.87%
Philip Morris International	0.87%
Bank of America	0.86%
Total	9.60%
IT–Information Technology
LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–80.37%
Aerospace & Defense–2.07%
†Boeing	2,670	$ 489,411
General Dynamics	28,818	4,307,138
L3Harris Technologies	1,805	306,255
Lockheed Martin	896	326,968
Northrop Grumman	1,004	308,670
Raytheon Technologies	36,508	2,249,623
Textron	34,192	1,125,259
TransDigm Group	984	434,977
		9,548,301
Air Freight & Logistics–0.62%
CH Robinson Worldwide	4,454	352,133
Expeditors International of Washington	4,516	343,397
FedEx	2,966	415,893
United Parcel Service Class B	15,835	1,760,535
		2,871,958
Airlines–0.20%
†Delta Air Lines	16,690	468,155
†Southwest Airlines	13,412	458,422
		926,577
Auto Components–0.08%
†Aptiv	4,975	387,652
		387,652
Automobiles–1.23%
†Ford Motor	65,269	396,836
†General Motors	140,560	3,556,168
Harley-Davidson	53,225	1,265,158
†Tesla	399	430,844
		5,649,006
Banks–6.18%
Bank of America	167,036	3,967,105
Citigroup	84,270	4,306,197
Citizens Financial Group	97,523	2,461,480
Comerica	22,935	873,823
Cullen/Frost Bankers	12,632	943,737
Fifth Third Bancorp	79,192	1,526,822
First Republic Bank	3,331	353,053
JPMorgan Chase & Co.	3,759	353,571
KeyCorp	71,044	865,316
M&T Bank	24,165	2,512,435
PNC Financial Services Group	38,962	4,099,192
Regions Financial	34,684	385,686
†SVB Financial Group	1,851	398,946
Truist Financial	75,192	2,823,460
US Bancorp	10,423	383,775
Wells Fargo & Co.	13,823	353,869
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Zions Bancorp	53,638	$ 1,823,692
		28,432,159
Beverages–1.85%
Anheuser-Busch InBev	30,208	1,489,146
Brown-Forman Class B	4,869	309,961
Coca-Cola	67,144	2,999,994
Constellation Brands Class A	2,037	356,373
†Heineken	25,380	2,339,893
Keurig Dr Pepper	12,278	348,695
†Monster Beverage	4,892	339,113
PepsiCo	2,375	314,118
		8,497,293
Biotechnology–0.81%
AbbVie	3,560	349,521
†Alexion Pharmaceuticals	3,134	351,760
Amgen	1,344	316,996
†Biogen	1,020	272,901
†BioMarin Pharmaceutical	3,414	421,082
Gilead Sciences	4,234	325,764
†Incyte	3,359	349,235
†Moderna	4,842	310,905
†Regeneron Pharmaceuticals	554	345,502
†Seattle Genetics	2,014	342,219
†Vertex Pharmaceuticals	1,106	321,083
		3,706,968
Building Products–1.14%
Carrier Global	19,153	425,580
Johnson Controls International	81,648	2,787,463
Trane Technologies	22,679	2,017,977
		5,231,020
Capital Markets–3.12%
Ameriprise Financial	2,614	392,204
Bank of New York Mellon	9,939	384,142
BlackRock	622	338,424
Blackstone Group Class A	6,323	358,261
Charles Schwab	34,997	1,180,799
CME Group	1,783	289,809
Federated Hermes	9,531	225,885
Franklin Resources	18,004	377,544
Goldman Sachs Group	17,399	3,438,390
Intercontinental Exchange	3,455	316,478
KKR & Co Class A	12,894	398,167
MarketAxess Holdings	655	328,103
Moody's	1,285	353,028
Morgan Stanley	72,727	3,512,714
MSCI	946	315,794
Nasdaq	2,881	344,193
Northern Trust	4,540	360,203
S&P Global	1,065	350,896
LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
State Street	5,874	$ 373,293
T. Rowe Price Group	2,814	347,529
TD Ameritrade Holding	9,613	349,721
		14,335,577
Chemicals–2.52%
Air Products & Chemicals	1,416	341,907
BASF	17,306	972,065
Celanese	4,212	363,664
†Corteva	106,668	2,857,636
†Dow	38,406	1,565,429
DuPont de Nemours	46,770	2,484,890
Ecolab	1,658	329,859
Linde	1,768	375,011
LyondellBasell Industries Class A	5,947	390,837
Nutrien	15,091	484,877
Nutrien (New York Shares)	21,951	704,627
PPG Industries	3,667	388,922
Sherwin-Williams	568	328,219
		11,587,943
Commercial Services & Supplies–0.38%
Cintas	1,406	374,502
†Copart	4,060	338,077
Republic Services	4,063	333,369
Waste Connections	3,576	335,393
Waste Management	3,366	356,493
		1,737,834
Communications Equipment–0.33%
†Arista Networks	1,534	322,186
Cisco Systems	18,226	850,061
Motorola Solutions	2,502	350,605
		1,522,852
Construction Materials–0.17%
Martin Marietta Materials	1,921	396,821
Vulcan Materials	3,318	384,390
		781,211
Consumer Finance–0.62%
American Express	17,566	1,672,283
Capital One Financial	5,564	348,251
Discover Financial Services	8,423	421,908
Synchrony Financial	19,354	428,885
		2,871,327
Containers & Packaging–0.87%
†Amcor	35,484	362,292
Avery Dennison	6,288	717,398
Ball	5,189	360,583
International Paper	46,643	1,642,300
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Sonoco Products	18,083	$ 945,560
		4,028,133
Distributors–0.08%
Genuine Parts	4,416	384,015
		384,015
Diversified Financial Services–0.61%
†Berkshire Hathaway Class B	1,908	340,597
Equitable Holdings	51,602	995,403
Voya Financial	31,467	1,467,935
		2,803,935
Diversified Telecommunication Services–1.20%
AT&T	97,342	2,942,648
CenturyLink	34,833	349,375
Deutsche Telekom	94,335	1,582,869
†Liberty Global Class C	15,117	325,167
Verizon Communications	5,902	325,377
		5,525,436
Electric Utilities–4.64%
American Electric Power	23,057	1,836,260
Avangrid	8,138	341,633
Duke Energy	35,420	2,829,704
Edison International	5,771	313,423
Entergy	42,705	4,006,156
Eversource Energy	4,227	351,982
Exelon	108,980	3,954,884
FirstEnergy	38,280	1,484,498
NextEra Energy	1,417	340,321
PPL	128,571	3,322,275
Southern	6,146	318,670
SSE	113,691	1,925,144
Xcel Energy	5,578	348,625
		21,373,575
Electrical Equipment–0.99%
ABB	89,168	2,022,591
AMETEK	4,057	362,574
Eaton	4,336	379,313
Emerson Electric	23,058	1,430,288
Rockwell Automation	1,632	347,616
		4,542,382
Electronic Equipment, Instruments & Components–0.61%
Amphenol Class A	3,923	375,863
Corning	66,420	1,720,278
†Keysight Technologies	3,407	343,357
TE Connectivity	4,610	375,946
		2,815,444
Energy Equipment & Services–0.32%
Baker Hughes	70,384	1,083,210

LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Schlumberger	20,245	$ 372,305
		1,455,515
Entertainment–0.50%
Activision Blizzard	4,368	331,531
†Electronic Arts	2,733	360,893
†Netflix	711	323,533
†Walt Disney	11,497	1,282,031
		2,297,988
Equity Real Estate Investment Trusts–1.81%
Alexandria Real Estate Equities	2,283	370,417
American Tower	1,406	363,507
AvalonBay Communities	2,148	332,167
Boston Properties	4,253	384,386
Crown Castle International	2,128	356,121
Digital Realty Trust	2,469	350,870
Equinix	490	344,127
Equity Residential	5,652	332,451
Essex Property Trust	1,425	326,567
Healthpeak Properties	14,536	400,612
Prologis	3,877	361,840
Public Storage	1,835	352,118
Realty Income	6,377	379,432
SBA Communications	1,124	334,862
Simon Property Group	6,233	426,213
Ventas	11,431	418,603
Welltower	7,866	407,065
†Weyerhaeuser	93,139	2,091,902
		8,333,260
Food & Staples Retailing–1.24%
Costco Wholesale	1,079	327,164
Kroger	9,932	336,198
Sysco	55,561	3,036,964
†U.S. Foods Holding	68,825	1,357,229
Walgreens Boots Alliance	8,409	356,457
Walmart	2,564	307,116
		5,721,128
Food Products–4.30%
Archer-Daniels-Midland	9,340	372,666
Campbell Soup	73,521	3,648,847
Conagra Brands	9,450	332,357
General Mills	85,524	5,272,555
Hershey	2,477	321,069
Hormel Foods	6,738	325,243
JM Smucker	2,814	297,749
Kellogg	15,759	1,041,040
Kraft Heinz	45,485	1,450,517
McCormick & Co Non-Voting Shares	1,814	325,450
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International Class A	75,510	$ 3,860,826
Nestle	19,830	2,198,564
Tyson Foods Class A	5,547	331,211
		19,778,094
Health Care Equipment & Supplies–1.97%
Abbott Laboratories	3,592	328,417
†Alcon	15,562	894,181
†Align Technology	1,585	434,987
Baxter International	3,705	319,000
Becton Dickinson & Co.	1,250	299,087
†Boston Scientific	9,271	325,505
Danaher	1,949	344,642
†DexCom	773	313,374
†Edwards Lifesciences	4,549	314,381
†IDEXX Laboratories	1,085	358,224
†Intuitive Surgical	620	353,295
Medtronic	24,961	2,288,924
ResMed	1,967	377,664
Stryker	1,791	322,720
Zimmer Biomet Holdings	14,889	1,777,151
		9,051,552
Health Care Providers & Services–2.15%
AmerisourceBergen	3,728	375,671
Anthem	10,565	2,778,384
Cardinal Health	6,597	344,297
†Centene	4,700	298,685
†Cigna	1,698	318,630
CVS Health	28,687	1,863,794
†HCA Healthcare	3,270	317,386
Humana	811	314,465
†Laboratory Corp of America Holdings	1,929	320,426
McKesson	15,009	2,302,681
Quest Diagnostics	2,907	331,282
UnitedHealth Group	1,097	323,560
		9,889,261
Health Care Technology–0.15%
Cerner	4,959	339,939
†Veeva Systems Class A	1,590	372,728
		712,667
Hotels, Restaurants & Leisure–0.59%
†Chipotle Mexican Grill	332	349,383
†Darden Restaurants	4,479	339,374
†Hilton Worldwide Holdings	4,711	346,023
†Las Vegas Sands	7,214	328,526
†Marriott International Class A	4,048	347,035
McDonald's	1,858	342,745
Starbucks	4,354	320,411

LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Yum! Brands	3,803	$ 330,519
		2,704,016
Household Durables–0.17%
DR Horton	6,840	379,278
Lennar Class A	6,376	392,889
		772,167
Household Products–1.95%
Church & Dwight	4,387	339,115
Clorox	1,539	337,610
Colgate-Palmolive	4,683	343,077
Kimberly-Clark	25,356	3,584,071
Procter & Gamble	36,564	4,371,957
		8,975,830
Industrial Conglomerates–0.95%
3M	12,707	1,982,165
General Electric	58,072	396,632
Honeywell International	2,548	368,415
Roper Technologies	893	346,716
Siemens	10,774	1,270,654
		4,364,582
Insurance–3.16%
Aflac	9,788	352,661
Allstate	3,385	328,311
American International Group	101,466	3,163,710
Aon Class A	1,665	320,679
Chubb	3,216	407,210
Hartford Financial Services Group	91,245	3,517,495
†Markel	388	358,190
Marsh & McLennan	3,091	331,881
MetLife	10,180	371,773
Principal Financial Group	9,539	396,250
Progressive	4,237	339,426
Prudential Financial	6,038	367,714
Travelers	22,538	2,570,459
Willis Towers Watson	8,767	1,726,661
		14,552,420
Interactive Media & Services–0.41%
†Alphabet Class A	235	333,242
†Facebook Class A	1,531	347,644
†InterActiveCorp	1,333	431,092
†Snap Class A	18,721	439,756
†Twitter	11,135	331,712
		1,883,446
Internet & Direct Marketing Retail–0.74%
†Amazon.com	132	364,164
†Booking Holdings	1,148	1,828,007
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
eBay	7,573	$ 397,204
†Expedia Group	4,790	393,738
†MercadoLibre	412	406,137
		3,389,250
IT Services–2.41%
Accenture Class A	1,733	372,110
†Akamai Technologies	3,292	352,540
Automatic Data Processing	13,572	2,020,735
Cognizant Technology Solutions Class A	51,828	2,944,867
Fidelity National Information Services	2,442	327,448
†Fiserv	3,228	315,117
†FleetCor Technologies	1,451	364,970
Global Payments	1,901	322,448
International Business Machines	9,906	1,196,348
Mastercard Class A	1,145	338,576
†Okta	1,778	356,009
Paychex	5,024	380,568
†PayPal Holdings	2,191	381,738
†Square Class A	3,977	417,346
†Twilio Class A	1,706	374,331
†VeriSign	1,486	307,349
Visa Class A	1,760	339,979
		11,112,479
Life Sciences Tools & Services–0.45%
Agilent Technologies	3,958	349,768
†Illumina	953	352,944
†IQVIA Holdings	2,406	341,363
†Mettler-Toledo International	462	372,164
Thermo Fisher Scientific	931	337,339
†Waters	1,809	326,344
		2,079,922
Machinery–2.15%
Caterpillar	2,992	378,488
Cummins	10,422	1,805,716
Deere & Co.	8,918	1,401,464
Dover	3,761	363,162
Flowserve	64,573	1,841,622
Fortive	5,771	390,466
Illinois Tool Works	2,074	362,639
Otis Worldwide	6,517	370,557
PACCAR	4,832	361,675
Parker-Hannifin	2,106	385,966
Pentair	24,032	912,976
Stanley Black & Decker	9,320	1,299,021
		9,873,752

LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–1.29%
†Charter Communications Class A	3,385	$ 1,726,485
Comcast Class A	52,497	2,046,333
Fox Class A	12,391	332,327
†Liberty Broadband Class C	2,626	325,519
†Liberty Media-Liberty SiriusXM Class C	10,441	359,693
Omnicom Group	6,344	346,382
Sirius XM Holdings	60,469	354,953
ViacomCBS Class B	18,502	431,467
		5,923,159
Metals & Mining–0.23%
†Freeport-McMoRan	37,722	436,444
Newmont	4,756	293,635
Nucor	8,482	351,240
		1,081,319
Multiline Retail–0.67%
Dollar General	1,774	337,965
†Dollar Tree	4,249	393,797
Target	19,525	2,341,633
		3,073,395
Multi-Utilities–2.07%
Ameren	4,696	330,411
CMS Energy	6,015	351,396
Consolidated Edison	20,131	1,448,023
Dominion Energy	46,653	3,787,291
DTE Energy	3,317	356,577
Public Service Enterprise Group	7,103	349,183
Sempra Energy	21,725	2,546,822
WEC Energy Group	3,808	333,771
		9,503,474
Oil, Gas & Consumable Fuels–3.85%
BP	320,909	1,229,416
Canadian Natural Resources	37,143	644,312
†Cheniere Energy	7,824	378,056
Chevron	27,265	2,432,856
Concho Resources	5,951	306,477
ConocoPhillips	49,822	2,093,520
Devon Energy	71,489	810,685
EOG Resources	6,772	343,070
Exxon Mobil	7,688	343,807
Hess	7,327	379,612
Kinder Morgan	21,759	330,084
†Marathon Oil	135,939	831,947
Marathon Petroleum	10,554	394,509
Occidental Petroleum	23,158	423,791
ONEOK	9,969	331,170
Parsley Energy Class A	65,336	697,789
Phillips 66	4,552	327,289
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources	3,846	$ 375,754
Royal Dutch Shell Class A	73,436	1,175,803
Suncor Energy	47,572	802,094
TOTAL	63,198	2,436,814
Valero Energy	5,493	323,098
Williams	17,212	327,372
		17,739,325
Personal Products–0.53%
†Estee Lauder Class A	1,906	359,624
L'Oreal	6,468	2,087,523
		2,447,147
Pharmaceuticals–4.70%
Bayer	27,181	2,014,750
Bristol-Myers Squibb	76,163	4,478,385
Eli Lilly & Co.	17,713	2,908,120
GlaxoSmithKline	45,171	912,440
Johnson & Johnson	38,099	5,357,862
Merck & Co.	30,226	2,337,377
Pfizer	47,844	1,564,499
Sanofi	16,854	1,718,848
Zoetis	2,533	347,122
		21,639,403
Professional Services–0.33%
Adecco Group	1,039	48,974
†CoStar Group	497	353,203
Equifax	2,213	380,370
IHS Markit	4,851	366,251
Verisk Analytics	2,089	355,548
		1,504,346
Real Estate Management & Development–0.09%
†CBRE Group Class A	8,858	400,559
		400,559
Road & Rail–1.06%
CSX	44,829	3,126,374
Kansas City Southern	2,412	360,088
Norfolk Southern	1,992	349,735
Old Dominion Freight Line	2,166	367,332
†Uber Technologies	9,945	309,091
Union Pacific	2,135	360,964
		4,873,584
Semiconductors & Semiconductor Equipment–2.66%
†Advanced Micro Devices	5,958	313,450
Analog Devices	3,131	383,986
Applied Materials	6,205	375,092
Broadcom	1,224	386,307
Intel	42,284	2,529,852
KLA	1,909	371,262
Lam Research	1,266	409,500

LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group	12,147	$ 425,874
Maxim Integrated Products	6,140	372,145
Microchip Technology	3,828	403,127
†Micron Technology	7,271	374,602
NVIDIA	941	357,495
NXP Semiconductors	14,672	1,673,195
QUALCOMM	29,671	2,706,292
Skyworks Solutions	3,001	383,708
Texas Instruments	2,983	378,751
Xilinx	3,840	377,818
		12,222,456
Software–2.20%
†Adobe	875	380,896
†ANSYS	1,259	367,288
†Autodesk	1,771	423,605
†Cadence Design Systems	3,934	377,507
Citrix Systems	2,201	325,550
†DocuSign	2,537	436,897
†Fortinet	2,251	308,995
Intuit	1,135	336,176
Microsoft	1,763	358,788
NortonLifeLock	16,125	319,759
Oracle	50,365	2,783,673
†Palo Alto Networks	1,449	332,792
†RingCentral Class A	1,116	318,071
†salesforce.com	1,865	349,370
†ServiceNow	862	349,162
†Slack Technologies Class A	10,307	320,445
†Splunk	2,042	405,745
†Synopsys	2,034	396,630
†VMware Class A	2,401	371,819
†Workday Class A	2,072	388,210
†Zoom Video Communications Class A	1,832	464,485
		10,115,863
Specialty Retail–1.54%
†AutoZone	300	338,436
Best Buy	4,108	358,505
†CarMax	4,204	376,468
Home Depot	1,349	337,938
†Kingfisher	398,727	1,096,972
Lowe's	2,801	378,471
†O'Reilly Automotive	793	334,384
†Ross Stores	3,785	322,634
†TJX	63,714	3,221,380
†Ulta Beauty	1,611	327,710
		7,092,898
Technology Hardware, Storage & Peripherals–1.06%
Apple	7,373	2,689,670
†Dell Technologies Class C	7,601	417,599
Hewlett Packard Enterprise	35,445	344,880
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
HP	21,730	$ 378,754
NetApp	7,619	338,055
Seagate Technology	6,760	327,252
†Western Digital	8,235	363,575
		4,859,785
Textiles, Apparel & Luxury Goods–0.63%
†Capri Holdings	73,828	1,153,932
†Columbia Sportswear	7,307	588,798
†Lululemon Athletica	1,294	403,741
NIKE Class B	3,712	363,961
VF	6,214	378,681
		2,889,113
Tobacco–0.94%
Altria Group	8,825	346,381
Philip Morris International	56,954	3,990,197
		4,336,578
Trading Companies & Distributors–0.16%
Fastenal	8,297	355,444
WW Grainger	1,158	363,797
		719,241
Water Utilities–0.08%
American Water Works	2,742	352,786
		352,786
Wireless Telecommunication Services–0.54%
†T-Mobile US	3,318	345,570
Vodafone Group	1,350,785	2,147,422
		2,492,992
Total Common Stock (Cost $376,364,073)		369,775,350
CONVERTIBLE PREFERRED STOCK–0.06%
†AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	263,533
Total Convertible Preferred Stock (Cost $294,815)		263,533
PREFERRED STOCK–0.00%
†•Wells Fargo & Co. 5.85%	1,089	26,964
Total Preferred Stock (Cost $28,728)		26,964

	Principal Amount°
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage 6.75% 3/15/31	68,000	106,991
Total Agency Obligation (Cost $94,047)		106,991

LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–2.56%
Banks–0.07%
BofA Finance 0.13%, excercise price $0.13 9/1/22	321,000	$ 333,038
		333,038
Biotechnology–0.09%
BioMarin Pharmaceutical 1.50%, excercise price $1.50 10/15/20	306,000	402,071
		402,071
Commercial Services–0.02%
Euronet Worldwide 0.75%, excercise price $0.75 3/15/49	80,000	77,350
		77,350
Computers–0.05%
Western Digital 1.50%, excercise price $1.50 2/1/24	269,000	252,869
		252,869
Health Care Products–0.13%
Integra LifeSciences Holdings 0.50%, excercise price $0.50 8/15/25	267,000	242,721
NuVasive 2.25%, excercise price $2.25 3/15/21	247,000	269,403
Tandem Diabetes Care 1.50%, excercise price $1.50 5/1/25	56,000	65,233
		577,357
Health Care Services–0.13%
Teladoc Health 1.25%, excercise price $1.25 6/1/27	551,000	608,779
		608,779
Internet–0.55%
Booking Holdings
0.75%, exercise price $0.75 5/1/25	56,000	69,178
0.90%, exercise price $0.90 9/15/21	220,000	233,747
FireEye
1.00%, exercise price $1.00 6/1/35	221,000	219,543
1.63%, exercise price $1.62 6/1/35	224,000	211,161
IAC Financeco 3 2.00%, excercise price $2.00 1/15/30	407,000	527,478
JOYY 1.38%, excercise price $1.38 6/15/26	587,000	646,387
Trip.com Group 1.25%, excercise price $1.25 9/15/22	387,000	385,534
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Internet (continued)
Zillow Group 2.75%, excercise price $2.75 5/15/25	212,000	$ 246,494
		2,539,522
Media–0.49%
DISH Network 3.38%, excercise price $3.37 8/15/26	1,103,000	1,013,232
Liberty Latin America 2.00%, excercise price $2.00 7/15/24	366,000	289,826
Liberty Media
1.38%, exercise price $1.38 10/15/23	780,000	818,532
2.25%, exercise price $2.25 9/30/46	90,144	42,824
Liberty Media Corp-Liberty Formula One 1.00%, excercise price $1.00 1/30/23	70,000	75,904
		2,240,318
Oil & Gas Services–0.02%
Oil States International 1.50%, excercise price $1.50 2/15/23	201,000	97,349
		97,349
Pharmaceuticals–0.40%
DexCom 0.75%, excercise price $0.75 12/1/23	378,000	937,697
Jazz Investments I 2.00%, excercise price $2.00 6/15/26	230,000	231,816
Neurocrine Biosciences 2.25%, excercise price $2.25 5/15/24	235,000	390,741
Pacira Pharmaceuticals 2.38%, excercise price $2.37 4/1/22	150,000	163,681
Supernus Pharmaceuticals 0.63%, excercise price $0.63 4/1/23	146,000	128,490
		1,852,425
Semiconductors–0.30%
Cree
0.88%, exercise price $0.88 9/1/23	268,000	314,789
1.75%, exercise price $1.75 5/1/26	223,000	313,872
Microchip Technology 1.63%, excercise price $1.62 2/15/27	274,000	404,163

LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Semiconductors (continued)
ON Semiconductor 1.00%, excercise price $1.00 12/1/20	219,000	$ 254,567
Silicon Laboratories 1.38%, excercise price $1.37 3/1/22	78,000	93,947
		1,381,338
Software–0.19%
Nuance Communications 1.25%, excercise price $1.25 4/1/25	218,000	303,948
RealPage 1.50%, excercise price $1.50 11/15/22	87,000	140,065
Workday 0.25%, excercise price $0.25 10/1/22	301,000	413,720
		857,733
Telecommunications–0.12%
Finisar 0.50%, excercise price $0.50 12/15/36	141,000	145,413
GCI Liberty 1.75%, excercise price $1.75 9/30/46	300,000	419,393
		564,806
Total Convertible Bonds (Cost $10,522,425)		11,784,955
CORPORATE BONDS–5.03%
Aerospace & Defense–0.13%
BAE Systems Holdings 2.85% 12/15/20	26,000	26,170
Northrop Grumman 2.08% 10/15/20	189,000	189,883
Raytheon 3.13% 10/15/20	350,000	352,810
Raytheon Technologies 4.45% 11/16/38	28,000	34,244
		603,107
Agriculture–0.09%
Altria Group 5.80% 2/14/39	185,000	230,657
Philip Morris International
3.60% 11/15/23	36,000	39,675
4.88% 11/15/43	108,000	138,706
		409,038
Airlines–0.03%
♦American Airlines Pass Through Trust 3.70% 4/1/28	28,063	23,810
♦Continental Airlines Pass Through Trust
4.15% 10/11/25	29,496	27,638
4.75% 7/12/22	11,006	10,846
♦United Airlines Pass Through Trust
3.50% 9/1/31	44,785	41,889
3.75% 3/3/28	35,800	32,656
		136,839
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.05%
General Motors 6.60% 4/1/36	186,000	$ 202,235
General Motors Financial 5.25% 3/1/26	44,000	47,952
		250,187
Banks–0.99%
Australia & New Zealand Banking Group 2.70% 11/16/20	500,000	504,304
Bank of America 3.25% 10/21/27	275,000	303,290
Citigroup
μ3.67% 7/24/28	49,000	54,622
4.75% 5/18/46	34,000	43,455
5.30% 5/6/44	22,000	29,215
6.68% 9/13/43	299,000	461,984
Citizens Financial Group 2.38% 7/28/21	40,000	40,507
Goldman Sachs Group
4.25% 10/21/25	275,000	309,919
5.25% 7/27/21	36,000	37,799
μHSBC Holdings 2.63% 11/7/25	400,000	414,785
•JPMorgan Chase & Co 3.62% (LIBOR03M + 3.32%) 10/1/20	58,000	51,185
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	39,959
μ3.51% 1/23/29	327,000	365,196
μ3.90% 1/23/49	102,000	123,231
μ4.26% 2/22/48	46,000	57,932
4.50% 1/24/22	6,000	6,375
Morgan Stanley 4.00% 7/23/25	61,000	69,161
PNC Financial Services Group 3.45% 4/23/29	291,000	335,637
US Bancorp 3.10% 4/27/26	208,000	230,764
Wells Fargo & Co.
3.55% 9/29/25	59,000	65,887
4.10% 6/3/26	40,000	45,086
4.65% 11/4/44	333,000	412,467
Westpac Banking 2.10% 5/13/21	525,000	532,769
		4,535,529
Beverages–0.08%
Anheuser-Busch Companies/ Anheuser-Busch InBev Worldwide 4.90% 2/1/46	101,000	123,536
Anheuser-Busch InBev Worldwide 4.70% 2/1/36	91,000	107,283
Heineken 3.50% 1/29/28	90,000	101,408
Molson Coors Beverage 4.20% 7/15/46	34,000	33,074
		365,301

LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.04%
Gilead Sciences
2.55% 9/1/20	162,000	$ 162,585
4.40% 12/1/21	44,000	46,030
		208,615
Chemicals–0.02%
LYB Finance 8.10% 3/15/27	67,000	89,806
Sherwin-Williams 4.50% 6/1/47	14,000	17,036
		106,842
Computers–0.09%
Apple
2.15% 2/9/22	254,000	261,342
3.35% 2/9/27	30,000	34,021
Dell International 5.45% 6/15/23	58,000	63,441
DXC Technology 4.45% 9/18/22	44,000	45,962
		404,766
Diversified Financial Services–0.55%
Air Lease
3.00% 9/15/23	6,000	5,914
4.25% 9/15/24	38,000	38,637
Aircastle 4.40% 9/25/23	304,000	294,907
American Express 3.63% 12/5/24	30,000	33,267
Capital One Financial 3.20% 1/30/23	317,000	333,855
Convertible Trust - Energy 0.33% 9/19/24	832,000	841,318
Convertible Trust - Media 0.25% 12/4/24	848,000	911,854
Synchrony Financial 3.95% 12/1/27	54,000	56,434
		2,516,186
Electric–0.11%
Electricite de France 4.88% 1/22/44	84,000	99,111
Georgia Power 3.70% 1/30/50	51,000	56,340
NextEra Energy Capital Holdings 3.55% 5/1/27	50,000	56,682
Oglethorpe Power 4.55% 6/1/44	52,000	55,694
Ohio Power 5.38% 10/1/21	18,000	19,067
PPL Electric Utilities 6.25% 5/15/39	4,000	5,908
Sempra Energy 3.80% 2/1/38	54,000	58,298
Xcel Energy 3.50% 12/1/49	143,000	159,434
		510,534
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.02%
Avnet 4.63% 4/15/26	64,000	$ 72,442
		72,442
Entertainment–0.06%
Live Nation Entertainment 2.50% 3/15/23	272,000	275,910
		275,910
Environmental Control–0.01%
Waste Management 3.90% 3/1/35	42,000	49,728
		49,728
Food–0.13%
Ingredion 6.63% 4/15/37	23,000	32,391
Kraft Heinz Foods 4.63% 10/1/39	90,000	90,347
Nestle Holdings 3.10% 9/24/21	465,000	479,483
		602,221
Forest Products & Paper–0.01%
International Paper 6.00% 11/15/41	22,000	28,966
		28,966
Gas–0.01%
NiSource 4.38% 5/15/47	54,000	65,114
		65,114
Health Care Products–0.01%
Medtronic 4.38% 3/15/35	23,000	30,041
		30,041
Health Care Services–0.05%
Laboratory Corp of America Holdings
3.20% 2/1/22	54,000	56,015
4.70% 2/1/45	23,000	27,987
UnitedHealth Group 3.50% 8/15/39	135,000	156,929
		240,931
Home Builders–0.02%
MDC Holdings 6.00% 1/15/43	94,000	98,935
		98,935
Insurance–0.43%
Allstate 3.28% 12/15/26	28,000	31,955
American International Group 4.38% 1/15/55	64,000	73,460
Athene Global Funding
2.75% 6/25/24	250,000	252,938
4.00% 1/25/22	110,000	113,846
Guardian Life Global Funding 2.90% 5/6/24	291,000	310,099

LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Jackson National Life Global Funding
2.10% 10/25/21	46,000	$ 46,898
3.25% 1/30/24	42,000	44,840
Liberty Mutual Group 3.95% 5/15/60	88,000	92,517
Markel
5.00% 3/30/43	34,000	40,149
5.00% 5/20/49	273,000	338,801
Nationwide Financial Services 5.30% 11/18/44	40,000	46,664
PartnerRe Finance 3.70% 7/2/29	300,000	328,755
Prudential Financial 3.91% 12/7/47	14,000	15,909
Reinsurance Group of America 4.70% 9/15/23	34,000	37,167
Reliance Standard Life Global Funding II 3.05% 1/20/21	42,000	42,428
Travelers 4.60% 8/1/43	60,000	78,128
Willis North America 3.60% 5/15/24	22,000	23,810
WR Berkley 4.63% 3/15/22	38,000	40,042
		1,958,406
Machinery Diversified–0.07%
Deere & Co. 2.60% 6/8/22	314,000	325,976
		325,976
Media–0.19%
Charter Communications Operating 4.46% 7/23/22	321,000	342,243
Comcast
3.90% 3/1/38	74,000	87,842
4.15% 10/15/28	315,000	378,959
6.45% 3/15/37	27,000	39,959
NBCUniversal Media 5.95% 4/1/41	18,000	26,704
		875,707
Metal Fabricate & Hardware–0.01%
Precision Castparts 2.50% 1/15/23	32,000	33,533
		33,533
Mining–0.00%
Rio Tinto Finance USA 7.13% 7/15/28	18,000	25,228
		25,228
Oil & Gas–0.03%
ConocoPhillips 4.15% 11/15/34	20,000	22,184
Husky Energy 3.95% 4/15/22	26,000	26,563
Noble Energy 5.25% 11/15/43	74,000	67,841
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Suncor Energy 3.60% 12/1/24	30,000	$ 32,388
		148,976
Packaging & Containers–0.02%
Packaging Corporation of America 4.50% 11/1/23	102,000	112,268
		112,268
Pharmaceuticals–0.33%
AbbVie
4.05% 11/21/39	223,000	258,637
4.50% 5/14/35	64,000	78,931
4.85% 6/15/44	86,000	107,217
Becton Dickinson and Co. 4.88% 5/15/44	35,000	43,285
Bristol-Myers Squibb 4.13% 6/15/39	108,000	137,919
Cigna 4.80% 8/15/38	328,000	415,486
CVS Health
3.38% 8/12/24	34,000	37,035
4.10% 3/25/25	122,000	137,911
♦CVS Pass Through Trust 6.04% 12/10/28	195,418	220,865
GlaxoSmithKline Capital 6.38% 5/15/38	6,000	9,125
Mead Johnson Nutrition 4.13% 11/15/25	4,000	4,632
Mylan 3.15% 6/15/21	38,000	38,794
Zoetis 4.70% 2/1/43	32,000	42,266
		1,532,103
Pipelines–0.26%
Cameron LNG 3.70% 1/15/39	90,000	96,578
Energy Transfer Operating
4.20% 9/15/23	170,000	180,626
4.90% 3/15/35	32,000	32,094
5.00% 5/15/50	106,000	100,150
Enterprise Products Operating
4.25% 2/15/48	68,000	73,965
6.45% 9/1/40	2,000	2,653
Kinder Morgan 5.30% 12/1/34	38,000	44,194
MPLX
4.50% 7/15/23	389,000	418,377
4.50% 4/15/38	78,000	77,973
Plains All American Pipeline 3.65% 6/1/22	32,000	32,712
Spectra Energy Partners 4.50% 3/15/45	48,000	54,285
Sunoco Logistics Partners Operations 5.30% 4/1/44	58,000	55,943
Texas Eastern Transmission 7.00% 7/15/32	16,000	21,475
		1,191,025

LVIP Invesco Select Equity Income Managed Volatility Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Private Equity–0.08%
Apollo Management Holdings 4.00% 5/30/24	270,000	$ 293,185
Brookfield Asset Management 4.00% 1/15/25	40,000	44,045
Carlyle Holdings Finance 3.88% 2/1/23	8,000	8,515
KKR Group FinanceIII 5.13% 6/1/44	28,000	33,663
		379,408
Real Estate Investment Trusts–0.16%
Crown Castle International 4.75% 5/15/47	4,000	4,947
EPR Properties 4.75% 12/15/26	154,000	147,064
Healthpeak Properties
3.88% 8/15/24	44,000	48,362
4.20% 3/1/24	42,000	45,767
LifeStorage 3.50% 7/1/26	40,000	42,838
Office Properties Income Trust 4.00% 7/15/22	66,000	65,744
Regency Centers
2.95% 9/15/29	240,000	243,552
4.65% 3/15/49	69,000	78,474
Service Properties Trust 5.00% 8/15/22	18,000	17,677
Ventas Realty 5.70% 9/30/43	19,000	21,468
		715,893
Retail–0.16%
Advance Auto Parts 4.50% 12/1/23	58,000	62,923
Dollar General 3.25% 4/15/23	32,000	34,168
Home Depot 2.00% 4/1/21	56,000	56,657
Lowe's 4.55% 4/5/49	103,000	130,414
Starbucks 3.55% 8/15/29	300,000	342,036
Walgreens Boots Alliance
3.30% 11/18/21	54,000	55,697
4.50% 11/18/34	40,000	44,703
		726,598
Semiconductors–0.06%
Broadcom 3.63% 1/15/24	60,000	64,528
Micron Technology 4.66% 2/15/30	100,000	116,565
NXP 5.35% 3/1/26	64,000	76,072
Texas Instruments 2.63% 5/15/24	20,000	21,483
		278,648
Software–0.18%
Fiserv 3.80% 10/1/23	138,000	150,779
Microsoft 3.50% 2/12/35	36,000	44,049
Nuance Communications 1.00% 12/15/35	356,000	419,989
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle 3.60% 4/1/40	175,000	$ 198,636
		813,453
Telecommunications–0.42%
AT&T
3.00% 6/30/22	46,000	48,040
3.40% 5/15/25	291,000	319,971
4.30% 2/15/30	30,000	35,049
4.50% 5/15/35	42,000	49,826
4.80% 6/15/44	309,000	365,799
5.15% 11/15/46	12,000	15,090
5.35% 9/1/40	9,000	11,311
Orange 4.13% 9/14/21	220,000	229,881
Rogers Communications
4.30% 2/15/48	136,000	161,351
4.50% 3/15/43	52,000	61,712
Telefonica Emisiones 7.05% 6/20/36	32,000	46,511
Verizon Communications
4.40% 11/1/34	28,000	34,793
4.81% 3/15/39	44,000	57,478
Viavi Solutions
1.00% 3/1/24	252,000	289,714
1.75% 6/1/23	183,000	203,862
		1,930,388
Transportation–0.10%
CSX 5.50% 4/15/41	34,000	46,773
FedEx
4.90% 1/15/34	38,000	45,952
5.10% 1/15/44	82,000	95,644
Norfolk Southern 3.40% 11/1/49	103,000	112,171
Union Pacific
3.65% 2/15/24	9,000	9,846
3.84% 3/20/60	51,000	59,904
4.15% 1/15/45	39,000	46,860
United Parcel Service 3.40% 11/15/46	22,000	23,746
		440,896
Trucking & Leasing–0.03%
Aviation Capital Group
2.88% 1/20/22	100,000	95,573
4.88% 10/1/25	66,000	60,458
		156,031
Total Corporate Bonds (Cost $21,468,024)		23,155,769
U.S. TREASURY OBLIGATIONS–2.93%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	1,665,414
4.50% 8/15/39	3,600	5,732
4.38% 5/15/40	7,200	11,375

LVIP Invesco Select Equity Income Managed Volatility Fund–14

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.00% 2/15/50	1,008,800	$ 1,154,682
U.S. Treasury Notes
2.63% 11/15/20	54,400	54,895
0.63% 5/15/30	42,000	41,872
0.25% 6/15/23	1,555,500	1,558,781
0.50% 6/30/27	1,535,200	1,536,160
0.25% 6/30/25	2,255,400	2,250,995
0.13% 6/30/22	5,180,700	5,177,664
Total U.S. Treasury Obligations (Cost $13,149,254)		13,457,570

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–7.42%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	34,129,974	$ 34,129,974
Total Money Market Fund (Cost $34,129,974)		34,129,974

TOTAL INVESTMENTS–98.39% (Cost $456,051,340)	452,701,106
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.61%	7,403,410
NET ASSETS APPLICABLE TO 43,555,002 SHARES OUTSTANDING–100.00%	$460,104,516
NET ASSET VALUE PER SHARE–LVIP INVESCO SELECT EQUITY INCOME MANAGED VOLATILITY FUND STANDARD CLASS ($2,279,023 / 215,131 Shares)	$10.594
NET ASSET VALUE PER SHARE–LVIP INVESCO SELECT EQUITY INCOME MANAGED VOLATILITY FUND SERVICE CLASS ($457,825,493 / 43,339,871 Shares)	$10.564
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$462,822,674
Distributable earnings/(accumulated loss)	(2,718,158)
TOTAL NET ASSETS	$460,104,516

† Non-income producing.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
★ Includes $6,870,722 cash collateral held at broker for futures contracts, $61,835 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $77,014 payable for securities purchased, $134,137 payable for fund shares redeemed, $24,005 other accrued expenses payable, $384,440 due to manager and affiliates and $365,905 variation margin due to broker on futures contracts as of June 30, 2020.
LVIP Invesco Select Equity Income Managed Volatility Fund–15

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2020:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	GBP	(1,993,275)	USD	2,501,979	7/10/20	$31,956	$ —
BOA	EUR	(4,330,040)	USD	4,761,854	7/28/20	—	(106,089)
GSI	EUR	(501,688)	USD	569,231	7/28/20	5,220	—
SSB	CAD	(814,547)	USD	602,343	7/10/20	2,335	—
SSB	CAD	21,727	USD	(16,150)	7/10/20	—	(146)
SSB	CAD	158,790	USD	(116,685)	7/10/20	284	—
SSB	CAD	(29,808)	USD	21,902	7/10/20	—	(54)
SSB	CHF	(790,450)	USD	822,995	7/10/20	—	(11,537)
SSB	CHF	97,485	USD	(102,308)	7/10/20	614	—
SSB	CHF	22,052	USD	(23,351)	7/10/20	—	(70)
SSB	EUR	(1,154,457)	USD	1,290,797	7/10/20	—	(6,513)
SSB	EUR	(68,511)	USD	77,457	7/10/20	468	—
SSB	EUR	15,674	USD	(17,651)	7/10/20	—	(38)
SSB	EUR	56,250	USD	(63,089)	7/10/20	121	—
SSB	GBP	(2,455,595)	USD	3,084,405	7/10/20	41,486	—
SSB	GBP	521,669	USD	(652,559)	7/10/20	—	(6,118)
SSB	GBP	(94,394)	USD	116,856	7/10/20	—	(115)
Total Foreign Currency Exchange Contracts						$82,484	$(130,680)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(35)	British Pound	$ (2,711,844)	$ (2,743,419)	9/14/20	$31,575	$ —
(32)	Euro	(4,501,400)	(4,507,900)	9/14/20	6,500	—
(29)	Japanese Yen	(3,360,738)	(3,378,875)	9/14/20	18,137	—
					56,212	—
Equity Contracts:
(281)	E-mini S&P 500 Index	(43,417,310)	(42,866,015)	9/18/20	—	(551,295)
(115)	E-mini S&P MidCap 400 Index	(20,459,650)	(20,297,762)	9/18/20	—	(161,888)
(126)	Euro STOXX 50 Index	(4,562,509)	(4,482,121)	9/18/20	—	(80,388)
(36)	FTSE 100 Index	(2,742,254)	(2,732,097)	9/18/20	—	(10,157)
(16)	Nikkei 225 Index (OSE)	(3,300,022)	(3,279,227)	9/10/20	—	(20,795)
					—	(824,523)
Total Futures Contracts					$56,212	$(824,523)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

Summary of Abbreviations:
BNYM–BNY Mellon
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
LVIP Invesco Select Equity Income Managed Volatility Fund–16

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–17

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 5,771,754
Dividends from affiliated investments	4,926
Interest	416,434
Foreign taxes withheld	(106,524)
6,086,590
EXPENSES:
Management fees	1,447,433
Distribution fees-Service Class	810,429
Accounting and administration expenses	77,720
Shareholder servicing fees	67,478
Pricing fees	40,084
Custodian fees	36,054
Reports and statements to shareholders	23,718
Professional fees	20,233
Trustees’ fees and expenses	6,562
Consulting fees	2,053
Other	4,670
2,536,434
Less:
Management fees waived	(124,965)
Expenses reimbursed	(278,572)
Total operating expenses	2,132,897
NET INVESTMENT INCOME	3,953,693
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(96,930)
Sale of unaffiliated investments	(6,561,584)
Foreign currencies	130,313
Foreign currency exchange contracts	48,797
Futures contracts	(5,268,232)
Net realized loss	(11,747,636)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	16,436
Unaffiliated investments	(48,864,374)
Foreign currencies	(4,421)
Foreign currency exchange contracts	173,657
Futures contracts	(981,837)
Net change in unrealized appreciation (depreciation)	(49,660,539)
NET REALIZED AND UNREALIZED LOSS	(61,408,175)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(57,454,482)
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,953,693	$ 5,111,387
Net realized gain (loss)	(11,747,636)	14,318,510
Net change in unrealized appreciation (depreciation)	(49,660,539)	41,683,478
Net increase (decrease) in net assets resulting from operations	(57,454,482)	61,113,375
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(38,831)
Service Class	—	(6,804,372)
	—	(6,843,203)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	190,611	126,351
Service Class	29,541,398	25,170,866
Net assets from merger:*
Standard Class	—	2,255,530
Service Class	—	336,677,820
Reinvestment of dividends and distributions:
Standard Class	—	38,831
Service Class	—	6,804,372
	29,732,009	371,073,770
Cost of shares redeemed:
Standard Class	(94,704)	(267,371)
Service Class	(21,583,406)	(47,404,942)
	(21,678,110)	(47,672,313)
Increase in net assets derived from capital share transactions	8,053,899	323,401,457
NET INCREASE (DECREASE) IN NET ASSETS	(49,400,583)	377,671,629
NET ASSETS:
Beginning of period	509,505,099	131,833,470
End of period	$460,104,516	$509,505,099

*	See Note 5 in Notes to Financial Statements.
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–18

LVIP Invesco Select Equity Income Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Invesco Select Equity Income Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19 [3]	12/31/18	12/31/17	12/31/16 [4]	12/31/15
Net asset value, beginning of period	$ 11.938	$ 10.135	$ 11.368	$ 9.794	$ 9.307	$ 10.376
Income (loss) from investment operations:
Net investment income[5]	0.111	0.205	0.135	0.111	0.070	0.213
Net realized and unrealized gain (loss)	(1.455)	1.790	(1.171)	1.659	0.511	(1.104)
Total from investment operations	(1.344)	1.995	(1.036)	1.770	0.581	(0.891)
Less dividends and distributions from:
Net investment income	—	(0.189)	(0.197)	(0.196)	(0.094)	(0.178)
Net realized gain	—	(0.003)	—	—	—	—
Total dividends and distributions	—	(0.192)	(0.197)	(0.196)	(0.094)	(0.178)
Net asset value, end of period	$ 10.594	$ 11.938	$ 10.135	$ 11.368	$ 9.794	$ 9.307
Total return[6]	(11.26%)	19.68%	(9.12%)	18.08%	6.24%	(8.59%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,279	$ 2,461	$ 90	$ 97	$ 88	$ 87
Ratio of expenses to average net assets[7]	0.57%	0.55%	0.14%	0.14%	0.10%	0.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.74%	0.76%	0.75%	0.74%	0.75%	0.76%
Ratio of net investment income to average net assets	2.05%	1.81%	1.19%	1.06%	0.75%	2.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.88%	1.60%	0.58%	0.46%	0.10%	1.36%
Portfolio turnover	39%	115%	12%	12%	84%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 11, 2019, Invesco Advisers, Inc. and Invesco Capital Management, LLC were added as sub-advisers to the Fund each responsible for the day-to-day management of a portion of the Fund's investment portfolio.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–19

LVIP Invesco Select Equity Income Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Invesco Select Equity Income Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19 [3]	12/31/18	12/31/17	12/31/16 [4]	12/31/15
Net asset value, beginning of period	$ 11.925	$ 10.135	$ 11.365	$ 9.794	$ 9.310	$ 10.377
Income (loss) from investment operations:
Net investment income[5]	0.092	0.164	0.095	0.074	0.037	0.177
Net realized and unrealized gain (loss)	(1.453)	1.789	(1.168)	1.656	0.509	(1.101)
Total from investment operations	(1.361)	1.953	(1.073)	1.730	0.546	(0.924)
Less dividends and distributions from:
Net investment income	—	(0.160)	(0.157)	(0.159)	(0.062)	(0.143)
Net realized gain	—	(0.003)	—	(0.000)	—	—
Total dividends and distributions	—	(0.163)	(0.157)	(0.159)	(0.062)	(0.143)
Net asset value, end of period	$ 10.564	$ 11.925	$ 10.135	$ 11.365	$ 9.794	$ 9.310
Total return[6]	(11.41%)	19.26%	(9.44%)	17.66%	5.86%	(8.91%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 457,825	$507,045	$131,744	$147,732	$132,618	$119,309
Ratio of expenses to average net assets[7]	0.92%	0.90%	0.49%	0.49%	0.45%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	1.09%	1.11%	1.10%	1.09%	1.10%	1.11%
Ratio of net investment income to average net assets	1.70%	1.46%	0.84%	0.71%	0.40%	1.77%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.53%	1.25%	0.23%	0.11%	(0.25%)	1.01%
Portfolio turnover	39%	115%	12%	12%	84%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective February 11, 2019, Invesco Advisers, Inc. and Invesco Capital Management, LLC were added as sub-advisers to the Fund each responsible for the day-to-day management of a portion of the Fund's investment portfolio.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–20

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual
LVIP Invesco Select Equity Income Managed Volatility Fund–21

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation ("LIAC") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective May 1, 2020, LIAC receives a management fee at an annual rate of 0.565% of the Fund's average daily net assets. Prior to May 1, 2020, the management fee was 0.65% of the Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.085% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to May 1, 2020, the waiver amount was 0.08% of the Fund’s average daily net assets.
Effective May 1, 2020, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.565% of the Fund’s average daily net assets for the Standard Class and 0.915% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least May 24, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2020, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceeded 0.057% of the Fund’s average daily net assets for the Standard Class and 0.092% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 332,948	$ 332,948
Invesco Advisers, Inc. ("Invesco Advisers") and Invesco Capital Management, LLC ("Invesco Capital") are sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LIAC, not the Fund, pays Invesco Advisers and Invesco Captial a fee based on their managed portions of the Fund's average daily net assets.
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1,2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$14,760
Legal	2,632
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Invesco Select Equity Income Managed Volatility Fund–22

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $21,235 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 61,835
Management fees payable to LIAC	217,777
Distribution fees payable to LFD	134,250
Printing and mailing fees payable to Lincoln Life	21,235
Shareholder servicing fees payable to Lincoln Life	11,178
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
During the six months ended June 30, 2020, the Portfolio paid brokerage commissions to affiliated brokers/dealers:
Affiliate	Commission
Invesco Capital Markets, Inc	$75
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
Common Stock-0.00%@
≠Lincoln National	$363,325	$126,858	$409,689	$(96,930)	$16,436	$—	—	$4,926	$—

@ As a percentage of Net Assets as of June 30, 2020.
≠ Issuer is not an investment of the Fund at June 30, 2020.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$83,670,649
Purchases of U.S. government securities	86,313,341
Sales other than U.S. government securities	66,695,735
Sales of U.S. government securities	97,035,003
LVIP Invesco Select Equity Income Managed Volatility Fund–23

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$456,051,340
Aggregate unrealized appreciation of investments and derivatives	$ 32,039,020
Aggregate unrealized depreciation of investments and derivatives	(35,438,877)
Net unrealized depreciation of investments and derivatives	$ (3,399,857)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 9,548,301	$ —	$—	$ 9,548,301
Air Freight & Logistics	2,871,958	—	—	2,871,958
Airlines	926,577	—	—	926,577
Auto Components	387,652	—	—	387,652
Automobiles	5,649,006	—	—	5,649,006
Banks	28,432,159	—	—	28,432,159
Beverages	7,008,147	1,489,146	—	8,497,293
Biotechnology	3,706,968	—	—	3,706,968
Building Products	5,231,020	—	—	5,231,020
Capital Markets	14,335,577	—	—	14,335,577
Chemicals	10,615,878	972,065	—	11,587,943
Commercial Services & Supplies	1,737,834	—	—	1,737,834
Communications Equipment	1,522,852	—	—	1,522,852
Construction Materials	781,211	—	—	781,211
Consumer Finance	2,871,327	—	—	2,871,327
Containers & Packaging	4,028,133	—	—	4,028,133
Distributors	384,015	—	—	384,015
Diversified Financial Services	2,803,935	—	—	2,803,935
LVIP Invesco Select Equity Income Managed Volatility Fund–24

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Diversified Telecommunication Services	$ 3,942,567	$ 1,582,869	$—	$ 5,525,436
Electric Utilities	19,448,431	1,925,144	—	21,373,575
Electrical Equipment	2,519,791	2,022,591	—	4,542,382
Electronic Equipment, Instruments & Components	2,815,444	—	—	2,815,444
Energy Equipment & Services	1,455,515	—	—	1,455,515
Entertainment	2,297,988	—	—	2,297,988
Equity Real Estate Investment Trusts	8,333,260	—	—	8,333,260
Food & Staples Retailing	5,721,128	—	—	5,721,128
Food Products	17,579,530	2,198,564	—	19,778,094
Health Care Equipment & Supplies	8,157,371	894,181	—	9,051,552
Health Care Providers & Services	9,889,261	—	—	9,889,261
Health Care Technology	712,667	—	—	712,667
Hotels, Restaurants & Leisure	2,704,016	—	—	2,704,016
Household Durables	772,167	—	—	772,167
Household Products	8,975,830	—	—	8,975,830
Industrial Conglomerates	3,093,928	1,270,654	—	4,364,582
Insurance	14,552,420	—	—	14,552,420
Interactive Media & Services	1,883,446	—	—	1,883,446
Internet & Direct Marketing Retail	3,389,250	—	—	3,389,250
IT Services	11,112,479	—	—	11,112,479
Life Sciences Tools & Services	2,079,922	—	—	2,079,922
Machinery	9,873,752	—	—	9,873,752
Media	5,923,159	—	—	5,923,159
Metals & Mining	1,081,319	—	—	1,081,319
Multiline Retail	3,073,395	—	—	3,073,395
Multi-Utilities	9,503,474	—	—	9,503,474
Oil, Gas & Consumable Fuels	12,897,292	4,842,033	—	17,739,325
Personal Products	359,624	2,087,523	—	2,447,147
Pharmaceuticals	16,993,365	4,646,038	—	21,639,403
Professional Services	1,455,372	48,974	—	1,504,346
Real Estate Management & Development	400,559	—	—	400,559
Road & Rail	4,873,584	—	—	4,873,584
Semiconductors & Semiconductor Equipment	12,222,456	—	—	12,222,456
Software	10,115,863	—	—	10,115,863
Specialty Retail	5,995,926	1,096,972	—	7,092,898
Technology Hardware, Storage & Peripherals	4,859,785	—	—	4,859,785
Textiles, Apparel & Luxury Goods	2,889,113	—	—	2,889,113
Tobacco	4,336,578	—	—	4,336,578
Trading Companies & Distributors	719,241	—	—	719,241
Water Utilities	352,786	—	—	352,786
Wireless Telecommunication Services	345,570	2,147,422	—	2,492,992
Convertible Preferred Stock	263,533	—	—	263,533
Preferred Stock	26,964	—	—	26,964
Agency Obligation	—	106,991	—	106,991
Convertible Bonds	—	11,784,955	—	11,784,955
Corporate Bonds	—	23,155,769	—	23,155,769
U.S. Treasury Obligations	—	13,457,570	—	13,457,570
LVIP Invesco Select Equity Income Managed Volatility Fund–25

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 34,129,974	$ —	$—	$ 34,129,974
Total Investments	$376,971,645	$75,729,461	$—	$452,701,106
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 82,484	$—	$ 82,484
Futures Contracts	$ 56,212	$ —	$—	$ 56,212
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(130,680)	$—	$(130,680)
Futures Contracts	$(824,523)	$ —	$—	$(824,523)
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	17,818	11,226
Service Class	2,761,697	2,247,036
Shares reinvested:
Standard Class	—	3,252
Service Class	—	570,591
Shares from merger:
Standard Class	—	206,645
Service Class	—	30,885,040
	2,779,515	33,923,790
Shares redeemed:
Standard Class	(8,797)	(23,858)
Service Class	(1,940,681)	(4,182,199)
	(1,949,478)	(4,206,057)
Net increase	830,037	29,717,733
5.  Fund Merger
As of the close of business on May 24, 2019, the Fund acquired all of the assets and liabilities of the LVIP Invesco Diversified Equity-Income Managed Volatility Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the LVIP Invesco Select Equity Income Managed Volatility Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 2 funds managed by LIAC with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Fund as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Aquiring Fund	Aquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	218,819	Standard Class	206,645	$ 2,255,530	0.944
Acquired Fund - Service Class	32,704,132	Service Class	30,885,040	336,677,820	0.944
LVIP Invesco Select Equity Income Managed Volatility Fund–26

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 5.  Fund Merger (continued)
The net assets of the Acquiring Fund before the acquisition were $141,133,827. The net assets of the Acquiring Fund immediately following the acquisition were $480,067,177.
If the acquisition had been completed on January 1, 2019, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2019, would have been as follows:
Net investment income (loss)	$ 4,692,536(a)
Net realized gain (loss)	20,472,756 (b)
Net change in unrealized appreciation (depreciation)	66,662,736 (c)
Net increase in net assets resulting from operations	$91,828,028

(a)	$5,111,387, as reported in the Statement of Operations, plus $(418,851) Net investment income (loss) from Acquired Fund pre-merger.
(b)	$14,318,510, as reported in the Statement of Operations, plus $6,154,246 Net realized gain (loss) from Acquired Fund pre-merger.
(c)	$41,683,478, as reported in the Statement of Operations, plus $24,979,258 Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s statement of operations since May 27, 2019.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2020, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP Invesco Select Equity Income Managed Volatility Fund–27

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$ 82,484	Receivables and other assets net of liabilities	$(130,680)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(824,523)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	56,212	Receivables and other assets net of liabilities	—
Total		$138,696		$(955,203)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 48,797	$ 173,657
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(5,843,229)	(1,032,655)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	574,997	50,818
Total		$(5,219,435)	$ (808,180)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$2,147,542	$15,181,232
Futures contracts (average notional value)	5,125,871	80,319,918
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP Invesco Select Equity Income Managed Volatility Fund–28

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
At June 30, 2020, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$ —	$(106,089)	$(106,089)
Bank of New York Mellon	31,956	—	31,956
Total	$31,956	$(106,089)	$ (74,133)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	(106,089)	—	—	—	—	(106,089)
Bank of New York Mellon	31,956	—	—	—	—	31,956
Total	(74,133)	—	—	—	—	(74,133)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP Invesco Select Equity Income Managed Volatility Fund–29

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–30

LVIP Invesco Select Equity Income Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent, and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources, and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule was lower than the current subadvisory fee for the Fund. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP Invesco Select Equity Income Managed Volatility Fund–31

LVIP Invesco Select Equity Income Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Invesco Select Equity Income Managed Volatility Fund–32

LVIP JPMorgan High Yield Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP JPMorgan High Yield Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan High Yield Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$949.70	0.68%	$3.30
Service Class Shares	1,000.00	948.50	0.93%	4.51
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.50	0.68%	$3.42
Service Class Shares	1,000.00	1,020.20	0.93%	4.67

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Convertible Bonds	0.21%
Corporate Bonds	91.34%
Advertising	0.23%
Aerospace & Defense	1.06%
Airlines	0.34%
Apparel	0.08%
Auto Manufacturers	1.51%
Auto Parts & Equipment	2.66%
Banks	1.57%
Biotechnology	0.12%
Building Materials	1.17%
Chemicals	2.09%
Coal	0.07%
Commercial Services	4.67%
Computers	1.55%
Cosmetics & Personal Care	0.11%
Distribution/Wholesale	0.49%
Diversified Financial Services	2.61%
Electric	1.11%
Electrical Components & Equipment	1.10%
Electronics	0.21%
Energy-Alternate Sources	0.14%
Entertainment	2.68%
Environmental Control	0.05%
Food	2.75%
Food Service	0.25%
Forest Products & Paper	0.09%
Gas	0.26%
Health Care Products	0.34%
Health Care Services	8.32%
Home Furnishings	0.45%
Household Products Wares	1.11%
Housewares	0.25%
Internet	1.18%
Iron & Steel	0.26%
Leisure Time	0.82%
Lodging	2.60%
Machinery Construction & Mining	0.38%
Machinery Diversified	0.13%
Media	12.52%
Metal Fabricate & Hardware	0.13%
Mining	1.54%
Office Business Equipment	0.24%
Oil & Gas	3.72%
Oil & Gas Services	0.14%
Packaging & Containers	1.92%
Security Type/Sector	Percentage of Net Assets
Pharmaceuticals	3.08%
Pipelines	4.21%
Real Estate	0.08%
Real Estate Investment Trusts	2.04%
Retail	2.67%
Semiconductors	0.72%
Software	0.93%
Telecommunications	11.15%
Toys Games Hobbies	0.73%
Transportation	0.50%
Trucking & Leasing	0.21%
Loan Agreements	5.98%
Common Stock	0.46%
Preferred Stocks	0.40%
Rights	0.03%
Warrants	0.05%
Money Market Fund	0.74%
Total Investments	99.21%
Receivables and Other Assets Net of Liabilities	0.79%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
BBB	6.70%
BB	52.41%
B	31.61%
CCC	0.82%
Non-Rated	8.46%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.21%
DISH Network 3.38% exercise price $3.38, maturity date 8/15/26	1,275,000	$ 1,171,234
Liberty Interactive
3.75% exercise price $3.75, maturity date 2/15/30	129,896	88,329
4.00% exercise price $4.00, maturity date 11/15/29	176,319	120,558
‡Whiting Petroleum 1.25% exercise price $1.25, maturity date 4/1/20	461,000	63,387
Total Convertible Bonds (Cost $1,709,650)		1,443,508
CORPORATE BONDS–91.34%
Advertising–0.23%
Lamar Media 5.75% 2/1/26	180,000	185,692
National CineMedia 5.88% 4/15/28	490,000	392,000
Outfront Media Capital
5.00% 8/15/27	540,000	486,000
5.63% 2/15/24	500,000	501,250
		1,564,942
Aerospace & Defense–1.06%
Bombardier
7.50% 12/1/24	1,457,000	947,050
7.50% 3/15/25	465,000	303,459
Howmet Aerospace
5.13% 10/1/24	1,765,000	1,824,805
5.90% 2/1/27	376,000	398,654
6.88% 5/1/25	400,000	434,448
Spirit AeroSystems 7.50% 4/15/25	920,000	907,350
TransDigm 6.25% 3/15/26	2,499,000	2,497,438
		7,313,204
Airlines–0.34%
Mileage Plus Holdings / Mileage Plus Intellectual Property Assets 6.50% 6/20/27	1,747,500	1,751,869
United Continental Holdings 4.88% 1/15/25	772,000	616,534
		2,368,403
Apparel–0.08%
William Carter 5.63% 3/15/27	505,000	520,150
		520,150
Auto Manufacturers–1.51%
Allison Transmission
5.00% 10/1/24	240,000	239,400
5.88% 6/1/29	95,000	98,800
Ford Motor
8.50% 4/21/23	656,000	693,720
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor (continued)
9.00% 4/22/25	656,000	$ 709,300
9.63% 4/22/30	814,000	964,020
Ford Motor Credit
4.27% 1/9/27	1,230,000	1,150,050
4.39% 1/8/26	375,000	355,547
4.54% 8/1/26	3,515,000	3,356,825
5.13% 6/16/25	770,000	771,756
General Motors
6.13% 10/1/25	572,000	642,816
6.80% 10/1/27	572,000	666,448
=†General Motors Escrow
7.40% 9/1/49	325,000	0
7.70% 4/15/16	400,000	0
JB Poindexter 7.13% 4/15/26	765,000	772,650
=‡Motors Liquidation 8.80% 3/1/49	425,000	0
		10,421,332
Auto Parts & Equipment–2.66%
Adient
7.00% 5/15/26	1,645,000	1,702,575
9.00% 4/15/25	468,000	504,130
Adient Global Holdings 4.88% 8/15/26	920,000	759,000
Allison Transmission 4.75% 10/1/27	1,579,000	1,567,157
American Axle & Manufacturing
6.25% 4/1/25	2,746,000	2,697,945
6.25% 3/15/26	814,000	783,475
6.50% 4/1/27	990,000	960,914
6.88% 7/1/28	510,000	504,885
Clarios Global 6.75% 5/15/25	1,040,000	1,081,600
Clarios Global / Clarios Finance 6.25% 5/15/26	450,000	464,062
Cooper-Standard Automotive
5.63% 11/15/26	660,000	422,400
13.00% 6/1/24	1,055,000	1,118,300
Dana
5.38% 11/15/27	980,000	972,650
5.50% 12/15/24	400,000	403,000
5.63% 6/15/28	239,000	237,253
Delphi Technologies 5.00% 10/1/25	2,020,000	2,166,450
Goodyear Tire & Rubber 5.13% 11/15/23	885,000	849,600
Tenneco
5.00% 7/15/26	975,000	633,145
5.38% 12/15/24	685,000	464,944
		18,293,485
Banks–1.57%
μBank of America
6.10% 12/29/49	1,396,000	1,472,780
LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of America (continued)
6.25% 9/29/49	845,000	$ 874,634
μBarclays
7.75% 12/31/99	527,000	535,564
8.00% 12/31/99	996,000	1,032,105
Barclays Bank 7.63% 11/21/22	1,290,000	1,404,576
μCitigroup
5.95% 12/29/49	370,000	367,410
6.25% 12/29/49	1,070,000	1,135,131
μCredit Agricole 8.13% 12/29/49	494,000	563,777
Royal Bank of Scotland Group
5.13% 5/28/24	1,110,000	1,214,205
μ7.50% 12/29/49	398,000	399,393
μ8.63% 12/29/49	335,000	348,316
μSociete Generale 7.38% 12/29/49	1,465,000	1,477,745
		10,825,636
Biotechnology–0.12%
Advanz Pharma 8.00% 9/6/24	863,000	793,960
		793,960
Building Materials–1.17%
Griffon 5.75% 3/1/28	1,410,000	1,392,375
JELD-WEN
4.88% 12/15/27	1,560,000	1,501,796
6.25% 5/15/25	410,000	425,375
PGT Escrow Issuer 6.75% 8/1/26	780,000	787,800
Standard Industries
4.75% 1/15/28	840,000	851,550
5.00% 2/15/27	445,000	450,563
6.00% 10/15/25	1,490,000	1,533,612
Summit Materials
5.13% 6/1/25	400,000	395,000
6.13% 7/15/23	725,000	721,774
		8,059,845
Chemicals–2.09%
Axaltaating Systems / Axaltaating Systems Dutch Holding 4.75% 6/15/27	321,000	322,669
Chemours
5.38% 5/15/27	100,000	90,369
6.63% 5/15/23	265,000	254,400
7.00% 5/15/25	1,816,000	1,737,585
CVR Partners 9.25% 6/15/23	5,381,000	5,273,380
Hexion 7.88% 7/15/27	995,000	905,450
INEOS Group Holdings 5.63% 8/1/24	200,000	193,444
NOVA Chemicals
4.88% 6/1/24	1,416,000	1,320,420
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
NOVA Chemicals (continued)
5.00% 5/1/25	303,000	$ 277,245
5.25% 6/1/27	151,000	132,559
Starfruit Finco 8.00% 10/1/26	520,000	532,319
Trinseo Materials Operating SCA 5.38% 9/1/25	2,072,000	1,963,220
Valvoline 4.25% 2/15/30	570,000	561,450
Venator Finance Sarl / Venator Materials 9.50% 7/1/25	815,000	827,225
		14,391,735
Coal–0.07%
Peabody Energy
6.00% 3/31/22	519,000	337,350
6.38% 3/31/25	225,000	119,250
		456,600
Commercial Services–4.67%
ACE Cash Express 12.00% 12/15/22	1,298,000	928,070
ADT Security 4.88% 7/15/32	1,365,000	1,242,150
Ahern Rentals 7.38% 5/15/23	1,770,000	849,600
Allied Universal Holdco
6.63% 7/15/26	374,000	392,700
9.75% 7/15/27	373,000	393,049
Avis Budget Car Rental
5.25% 3/15/25	1,704,000	1,363,200
5.75% 7/15/27	897,000	686,662
6.38% 4/1/24	1,035,000	849,994
Avis Budget Car Rental / Avis Budget Finance 10.50% 5/15/25	1,615,000	1,792,650
Brink's 4.63% 10/15/27	2,313,000	2,220,480
Gartner 4.50% 7/1/28	160,000	161,872
Herc Holdings 5.50% 7/15/27	1,562,000	1,565,358
‡Hertz
5.50% 10/15/24	656,000	204,016
6.00% 1/15/28	2,613,000	816,563
7.13% 8/1/26	805,000	251,563
7.63% 6/1/22	254,000	190,500
Jaguar Holding / PPD Development
4.63% 6/15/25	309,000	314,469
5.00% 6/15/28	310,000	317,363
MPH Acquisition Holdings 7.13% 6/1/24	2,780,000	2,585,400
Nielsen Co. Luxembourg 5.00% 2/1/25	414,000	411,884
Nielsen Finance 5.00% 4/15/22	636,000	634,219
Prime Security Services Borrower
5.25% 4/15/24	947,000	968,307
5.75% 4/15/26	400,000	414,500

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Refinitiv Holdings
6.25% 5/15/26	761,000	$ 806,660
8.25% 11/15/26	758,000	820,891
Service International
4.63% 12/15/27	75,000	77,813
5.13% 6/1/29	335,000	360,460
5.38% 5/15/24	815,000	830,281
8.00% 11/15/21	370,000	392,200
Team Health Holdings 6.38% 2/1/25	3,060,000	1,774,800
United Rentals North America
4.63% 10/15/25	1,030,000	1,035,150
5.25% 1/15/30	2,310,000	2,385,075
5.50% 7/15/25	1,040,000	1,067,300
5.50% 5/15/27	490,000	504,700
5.88% 9/15/26	443,000	464,264
6.50% 12/15/26	2,005,000	2,105,250
		32,179,413
Computers–1.55%
Booz Allen Hamilton 5.13% 5/1/25	741,000	752,115
Dell International
5.85% 7/15/25	140,000	160,838
5.88% 6/15/21	374,000	374,112
6.10% 7/15/27	280,000	323,419
6.20% 7/15/30	280,000	326,134
7.13% 6/15/24	2,225,000	2,304,961
EMC 3.38% 6/1/23	954,000	964,971
Exela Intermediate 10.00% 7/15/23	2,800,000	679,000
MTS Systems 5.75% 8/15/27	773,000	709,227
NCR
5.75% 9/1/27	2,054,000	2,054,000
6.13% 9/1/29	785,000	788,839
8.13% 4/15/25	425,000	450,500
Presidio Holdings 4.88% 2/1/27	505,000	493,637
Science Applications International 4.88% 4/1/28	285,000	284,105
		10,665,858
Cosmetics & Personal Care–0.11%
Edgewell Personal Care 5.50% 6/1/28	720,000	740,700
		740,700
Distribution/Wholesale–0.49%
H&E Equipment Services 5.63% 9/1/25	735,000	742,196
Performance Food Group
5.50% 10/15/27	624,000	602,160
6.88% 5/1/25	160,000	165,200
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Distribution/Wholesale (continued)
Wolverine Escrow
9.00% 11/15/26	2,105,000	$ 1,378,775
13.13% 11/15/27	770,000	500,500
		3,388,831
Diversified Financial Services–2.61%
Ally Financial 5.75% 11/20/25	1,705,000	1,821,479
Credit Acceptance 6.63% 3/15/26	775,000	778,139
Curo Group Holdings 8.25% 9/1/25	2,307,000	1,844,908
@Global Aircraft Leasing 6.50% 9/15/24	1,005,000	673,350
•ILFC E-Capital Trust I 3.02% 12/21/65	640,000	314,566
•ILFC E-Capital Trust II 3.27% 12/21/65	2,651,000	1,391,775
LPL Holdings 5.75% 9/15/25	1,518,000	1,536,975
Nationstar Mortgage Holdings
8.13% 7/15/23	809,000	830,196
9.13% 7/15/26	1,465,000	1,548,315
Park Aerospace Holdings 5.50% 2/15/24	1,000,000	914,839
Quicken Loans
5.25% 1/15/28	1,843,000	1,916,720
5.75% 5/1/25	1,455,000	1,487,432
Springleaf Finance
6.13% 5/15/22	740,000	753,601
6.13% 3/15/24	785,000	797,756
6.63% 1/15/28	410,000	405,900
7.13% 3/15/26	947,000	980,135
		17,996,086
Electric–1.11%
Calpine
5.50% 2/1/24	675,000	675,000
5.75% 1/15/25	1,025,000	1,035,035
Clearway Energy Operating
5.00% 9/15/26	682,000	690,525
5.75% 10/15/25	485,000	503,624
NextEra Energy Operating Partners 4.25% 9/15/24	983,000	983,000
NRG Energy
5.25% 6/15/29	425,000	447,223
6.63% 1/15/27	1,847,000	1,930,115
PG&E
5.00% 7/1/28	498,000	496,132
5.25% 7/1/30	199,000	199,995
Terraform Global Operating 6.13% 3/1/26	701,000	690,485
‡Texas Competitive Electric Holdings 11.50% 10/1/20	3,115,000	4,673

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
=‡Texas Competitive Electric Holdings Escrow 1.00% 10/1/20	6,255,000	$ 2,502
=‡Texas Competitive Electric Holdings Escrow (Nonext) 1.00% 10/1/20	1,920,000	192
		7,658,501
Electrical Components & Equipment–1.10%
AMS 7.00% 7/31/25	390,000	386,100
Energizer Holdings
4.75% 6/15/28	1,097,000	1,076,124
6.38% 7/15/26	2,276,000	2,353,293
7.75% 1/15/27	575,000	613,105
WESCO Distribution
5.38% 6/15/24	733,000	729,489
7.13% 6/15/25	1,152,000	1,215,014
7.25% 6/15/28	1,152,000	1,214,865
		7,587,990
Electronics–0.21%
Sensata Technologies
4.88% 10/15/23	435,000	451,538
5.00% 10/1/25	391,000	416,298
5.63% 11/1/24	531,000	562,860
		1,430,696
Energy-Alternate Sources–0.14%
TerraForm Power Operating 5.00% 1/31/28	941,000	983,345
		983,345
Entertainment–2.68%
AMC Entertainment Holdings 5.75% 6/15/25	1,630,000	513,450
Boyne USA 7.25% 5/1/25	1,482,000	1,552,395
CCM Merger 6.00% 3/15/22	684,000	677,160
Cedar Fair
5.25% 7/15/29	205,000	185,345
5.38% 4/15/27	67,000	59,965
Cedar Fair / Canada's Wonderland / Magnum Management / Millennium 5.50% 5/1/25	590,000	592,950
Cinemark 8.75% 5/1/25	407,000	421,245
Cinemark USA 4.88% 6/1/23	853,000	720,785
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50% 2/15/23	1,853,000	1,565,785
Eldorado Resorts 7.00% 8/1/23	225,000	231,235
Enterprise Development Authority 12.00% 7/15/24	1,008,000	1,013,040
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Gateway Casinos & Entertainment 8.25% 3/1/24	1,920,000	$ 1,574,400
International Game Technology 6.50% 2/15/25	1,439,000	1,471,392
International Game Technology PLC
5.25% 1/15/29	376,000	365,660
6.25% 1/15/27	200,000	204,000
Live Nation Entertainment
4.75% 10/15/27	1,090,000	937,629
4.88% 11/1/24	285,000	256,500
5.63% 3/15/26	677,000	616,070
6.50% 5/15/27	750,000	772,500
Six Flags Entertainment
4.88% 7/31/24	1,295,000	1,157,419
5.50% 4/15/27	866,000	773,987
Six Flags Theme Parks 7.00% 7/1/25	562,000	580,967
Stars Group Holdings 7.00% 7/15/26	743,000	783,211
Vail Resorts 6.25% 5/15/25	459,000	480,229
Wynn Resorts Finance 5.13% 10/1/29	1,064,000	950,950
		18,458,269
Environmental Control–0.05%
Harsco 5.75% 7/31/27	354,000	354,885
		354,885
Food–2.75%
B&G Foods 5.25% 4/1/25	1,724,000	1,736,930
Dole Food 7.25% 6/15/25	1,510,000	1,445,825
JBS USA Finance 5.75% 6/15/25	1,501,000	1,519,763
Lamb Weston Holdings
4.88% 11/1/26	1,000,000	1,035,000
4.88% 5/15/28	448,000	474,660
New Albertsons
3.50% 2/15/23	430,000	435,375
4.63% 1/15/27	865,000	865,000
5.75% 3/15/25	1,880,000	1,921,134
6.63% 6/15/24	226,000	231,650
6.63% 6/1/28	569,000	577,535
7.45% 8/1/29	1,504,000	1,624,320
7.50% 3/15/26	1,361,000	1,474,317
7.75% 6/15/26	672,000	712,320
8.00% 5/1/31	834,000	934,080
Pilgrim's Pride 5.75% 3/15/25	2,237,000	2,230,468
Post Holdings
5.00% 8/15/26	1,586,000	1,591,948
5.75% 3/1/27	100,000	103,500
		18,913,825

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food Service–0.25%
Aramark Services 5.00% 2/1/28	1,850,000	$ 1,757,500
		1,757,500
Forest Products & Paper–0.09%
Clearwater Paper 4.50% 2/1/23	630,000	626,850
		626,850
Gas–0.26%
AmeriGas Partners
5.50% 5/20/25	680,000	700,400
5.63% 5/20/24	291,000	301,825
5.75% 5/20/27	520,000	549,900
5.88% 8/20/26	220,000	232,100
		1,784,225
Health Care Products–0.34%
Avantor 6.00% 10/1/24	700,000	731,500
Hill-Rom Holdings 5.00% 2/15/25	758,000	780,899
Hologic 4.38% 10/15/25	802,000	809,852
		2,322,251
Health Care Services–8.32%
Acadia Healthcare
5.13% 7/1/22	410,000	410,123
5.63% 2/15/23	290,000	290,102
6.50% 3/1/24	1,098,000	1,117,413
Catalent Pharma Solutions
4.88% 1/15/26	1,073,000	1,089,310
5.00% 7/15/27	142,000	147,414
Centene
4.25% 12/15/27	2,226,000	2,297,032
4.63% 12/15/29	2,657,000	2,813,152
4.75% 5/15/22	486,000	492,702
5.25% 4/1/25	1,545,000	1,590,886
5.38% 6/1/26	416,000	431,251
CHS / Community Health Systems
6.25% 3/31/23	1,393,000	1,312,150
8.00% 3/15/26	398,000	376,190
8.63% 1/15/24	1,456,000	1,423,793
DaVita
5.00% 5/1/25	1,601,000	1,637,022
5.13% 7/15/24	2,171,000	2,208,992
Encompass Health
4.50% 2/1/28	1,395,000	1,337,972
5.75% 11/1/24	449,000	449,000
Envision Healthcare 8.75% 10/15/26	716,000	340,100
HCA
3.50% 9/1/30	1,665,000	1,603,293
5.38% 2/1/25	3,701,000	3,964,696
5.38% 9/1/26	3,665,000	3,990,269
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
HCA (continued)
5.63% 9/1/28	160,000	$ 178,466
5.88% 5/1/23	2,509,000	2,715,992
5.88% 2/15/26	6,669,000	7,319,227
IQVIA
5.00% 10/15/26	923,000	949,490
5.00% 5/15/27	1,259,000	1,287,881
@Polaris Intermediate PIK 8.50% 12/1/22	1,089,000	958,320
Radiology Partners 9.25% 2/1/28	825,000	777,563
Tenet Healthcare
4.63% 7/15/24	2,870,000	2,812,399
4.63% 9/1/24	326,000	318,665
4.63% 6/15/28	365,000	357,583
4.88% 1/1/26	3,632,000	3,557,399
5.13% 5/1/25	1,251,000	1,207,478
5.13% 11/1/27	1,325,000	1,307,378
6.25% 2/1/27	3,610,000	3,582,925
7.50% 4/1/25	568,000	603,500
		57,257,128
Home Furnishings–0.45%
Tempur Sealy International
5.50% 6/15/26	822,000	830,220
5.63% 10/15/23	2,260,000	2,282,600
		3,112,820
Household Products Wares–1.11%
ACCO Brands 5.25% 12/15/24	1,766,000	1,788,075
Central Garden & Pet 5.13% 2/1/28	1,200,000	1,246,788
Prestige Brands 5.13% 1/15/28	375,000	369,375
Spectrum Brands
5.00% 10/1/29	194,000	191,575
5.50% 7/15/30	840,000	841,050
5.75% 7/15/25	1,718,000	1,763,132
6.13% 12/15/24	1,384,000	1,422,060
		7,622,055
Housewares–0.25%
CD&R Smokey Buyer 6.75% 7/15/25	199,000	206,940
Newell Brands
4.70% 4/1/26	788,000	825,343
4.88% 6/1/25	145,000	151,856
5.88% 4/1/36	250,000	266,563
Scotts Miracle-Gro 4.50% 10/15/29	274,000	281,877
		1,732,579

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet–1.18%
Expedia Group
6.25% 5/1/25	577,000	$ 616,116
7.00% 5/1/25	346,000	359,651
Netflix
4.88% 4/15/28	1,740,000	1,860,530
4.88% 6/15/30	1,360,000	1,452,983
5.38% 11/15/29	1,105,000	1,213,666
5.88% 11/15/28	648,000	736,970
Photo Holdings Merger Sub 8.50% 10/1/26	1,975,000	1,863,906
		8,103,822
Iron & Steel–0.26%
Allegheny Technologies 5.88% 12/1/27	565,000	523,953
United States Steel
6.25% 3/15/26	891,000	563,557
12.00% 6/1/25	685,000	702,125
		1,789,635
Leisure Time–0.82%
Carnival 11.50% 4/1/23	567,000	612,325
Constellation Merger Sub 8.50% 9/15/25	1,147,000	917,600
Royal Caribbean Cruises
9.13% 6/15/23	179,000	177,569
10.88% 6/1/23	524,000	538,442
11.50% 6/1/25	1,519,000	1,583,441
Sabre GLBL
5.25% 11/15/23	100,000	92,000
5.38% 4/15/23	760,000	709,490
9.25% 4/15/25	583,000	614,336
Vista Outdoor 5.88% 10/1/23	405,000	395,888
		5,641,091
Lodging–2.60%
Boyd Gaming
6.00% 8/15/26	291,000	270,630
6.38% 4/1/26	805,000	764,750
Hilton Domestic Operating
4.88% 1/15/30	722,000	711,170
5.13% 5/1/26	375,000	373,361
5.38% 5/1/25	236,000	235,115
5.75% 5/1/28	354,000	357,540
Hilton Grand Vacations Borrower 6.13% 12/1/24	845,000	849,225
Hilton Worldwide Finance
4.63% 4/1/25	450,000	439,970
4.88% 4/1/27	858,000	837,622
Hyatt Hotels
5.38% 4/23/25	280,000	296,715
5.75% 4/23/30	280,000	309,069
Marriott International
4.63% 6/15/30	416,000	432,515
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Marriott International (continued)
5.75% 5/1/25	365,000	$ 397,785
Marriott Ownership Resorts
4.75% 1/15/28	45,000	40,855
6.13% 9/15/25	784,000	801,640
6.50% 9/15/26	1,627,000	1,639,202
MGM Resorts International
4.63% 9/1/26	1,102,000	1,002,820
5.50% 4/15/27	1,416,000	1,369,017
5.75% 6/15/25	430,000	425,171
6.00% 3/15/23	1,255,000	1,267,550
Station Casinos
4.50% 2/15/28	1,460,000	1,226,400
5.00% 10/1/25	1,187,000	1,044,560
Wyndham Worldwide
5.40% 4/1/24	717,000	691,905
5.75% 4/1/27	580,000	558,250
6.35% 10/1/25	575,000	580,940
Wynn Las Vegas 5.50% 3/1/25	1,093,000	1,000,095
		17,923,872
Machinery Construction & Mining–0.38%
BWX Technologies
4.13% 6/30/28	581,000	579,548
5.38% 7/15/26	850,000	875,823
Terex 5.63% 2/1/25	1,280,000	1,164,800
		2,620,171
Machinery Diversified–0.13%
SPX FLOW 5.88% 8/15/26	632,000	646,220
Vertical Holdco GmbH 7.63% 7/15/28	280,000	280,000
		926,220
Media–12.52%
Altice Financing 7.50% 5/15/26	1,950,000	2,047,500
CCO Holdings
4.75% 3/1/30	5,436,000	5,562,061
5.00% 2/1/28	1,019,000	1,052,117
5.13% 5/1/27	3,765,000	3,895,269
5.38% 5/1/25	670,000	686,750
5.38% 6/1/29	728,000	768,040
5.50% 5/1/26	1,470,000	1,523,287
5.75% 2/15/26	4,939,000	5,108,605
5.88% 4/1/24	5,675,000	5,852,344
Clear Channel Worldwide Holdings
5.13% 8/15/27	1,887,000	1,811,520
9.25% 2/15/24	5,010,000	4,647,426
CSC Holdings
5.38% 7/15/23	2,135,000	2,165,317
5.38% 2/1/28	800,000	836,000
5.50% 5/15/26	2,059,000	2,113,296
5.88% 9/15/22	735,000	768,075

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CSC Holdings (continued)
6.50% 2/1/29	1,965,000	$ 2,146,762
6.63% 10/15/25	1,795,000	1,864,556
6.75% 11/15/21	433,000	454,524
7.50% 4/1/28	615,000	671,119
7.75% 7/15/25	215,000	223,579
Cumulus Media New Holdings 6.75% 7/1/26	277,000	255,879
Diamond Sports Group 5.38% 8/15/26	1,315,000	953,165
DISH DBS
5.00% 3/15/23	558,000	556,661
5.88% 11/15/24	4,908,000	4,878,896
6.75% 6/1/21	3,017,000	3,073,569
7.75% 7/1/26	5,468,000	5,796,681
Entercom Media
6.50% 5/1/27	761,000	682,998
7.25% 11/1/24	1,105,000	961,350
GCI 6.88% 4/15/25	1,440,000	1,483,200
Gray Television
5.88% 7/15/26	718,000	715,307
7.00% 5/15/27	740,000	758,500
iHeartCommunications
5.25% 8/15/27	578,000	553,435
6.38% 5/1/26	797,062	789,091
8.38% 5/1/27	2,920,299	2,676,074
Liberty Interactive 8.25% 2/1/30	352,000	342,507
Meredith 6.88% 2/1/26	1,765,000	1,463,203
Midcontinent Communications 5.38% 8/15/27	531,000	539,167
Nexstar Broadcasting 5.63% 8/1/24	840,000	846,300
Nexstar Escrow 5.63% 7/15/27	1,811,000	1,811,109
Sinclair Television Group
5.63% 8/1/24	910,000	873,600
5.88% 3/15/26	84,000	82,740
Sirius XM Radio
4.63% 5/15/23	1,100,000	1,106,050
4.63% 7/15/24	250,000	256,645
5.00% 8/1/27	1,636,000	1,678,242
5.38% 4/15/25	1,640,000	1,684,280
5.38% 7/15/26	670,000	691,936
TEGNA 5.50% 9/15/24	340,000	343,400
UPC Holding 5.50% 1/15/28	160,000	154,256
μViacomCBS
5.88% 2/28/57	887,000	874,138
6.25% 2/28/57	1,145,000	1,174,266
Videotron
5.13% 4/15/27	1,383,000	1,435,042
5.38% 6/15/24	798,000	849,870
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Virgin Media Secured Finance
5.50% 8/15/26	1,130,000	$ 1,155,922
5.50% 5/15/29	456,000	480,574
		86,176,200
Metal Fabricate & Hardware–0.13%
Advanced Drainage Systems 5.00% 9/30/27	290,000	292,175
Hillman Group 6.38% 7/15/22	685,000	632,234
		924,409
Mining–1.54%
Alcoa Nederland Holding 6.75% 9/30/24	997,000	1,018,186
Alcoa Nederland Holding BV 7.00% 9/30/26	500,000	512,500
Arconic
6.00% 5/15/25	912,000	938,220
6.13% 2/15/28	565,000	564,859
Constellium
5.75% 5/15/24	250,000	250,000
6.63% 3/1/25	909,000	919,244
Freeport-McMoRan
3.55% 3/1/22	11,000	11,000
3.88% 3/15/23	2,495,000	2,498,244
4.13% 3/1/28	1,140,000	1,105,800
4.55% 11/14/24	465,000	472,556
5.40% 11/14/34	150,000	148,266
Hudbay Minerals 7.25% 1/15/23	575,000	566,375
Novelis
4.75% 1/30/30	890,000	849,950
5.88% 9/30/26	750,000	748,230
		10,603,430
Office Business Equipment–0.24%
CDW
4.25% 4/1/28	1,000,000	1,019,060
5.00% 9/1/25	150,000	154,313
5.50% 12/1/24	435,000	472,971
		1,646,344
Oil & Gas–3.72%
Antero Resources
5.13% 12/1/22	676,000	488,410
5.38% 11/1/21	311,000	287,675
5.63% 6/1/23	204,000	130,560
Baytex Energy 8.75% 4/1/27	1,290,000	632,100
Callon Petroleum
6.13% 10/1/24	385,000	130,900
6.25% 4/15/23	1,430,000	541,641
6.38% 7/1/26	228,000	75,240
‡Chesapeake Energy 11.50% 1/1/25	1,235,000	129,675

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Comstock Resources
7.50% 5/15/25	1,356,000	$ 1,228,875
9.75% 8/15/26	1,045,000	975,769
Denbury Resources 9.00% 5/15/21	421,000	163,138
Endeavor Energy Resources / EER Finance 6.63% 7/15/25	481,000	484,761
‡EP Energy
7.75% 5/15/26	2,830,000	566,000
8.00% 11/29/24	812,000	16,240
8.00% 2/15/25	319,000	3
9.38% 5/1/24	1,117,000	11
EQT 6.13% 2/1/25	350,000	348,782
Gulfport Energy
6.00% 10/15/24	1,110,000	566,100
6.38% 5/15/25	196,000	97,766
6.38% 1/15/26	1,155,000	555,844
Hilcorp Energy I
5.00% 12/1/24	775,000	666,500
5.75% 10/1/25	150,000	127,500
6.25% 11/1/28	767,000	615,517
MEG Energy
6.50% 1/15/25	408,000	380,460
7.00% 3/31/24	103,000	88,323
7.13% 2/1/27	1,142,000	949,287
Nabors Industries 7.25% 1/15/26	515,000	316,725
‡Noble Holding International
5.25% 3/15/42	448,000	13,440
6.20% 8/1/40	528,000	7,550
8.95% 4/1/45	167,000	4,175
Oasis Petroleum
6.25% 5/1/26	2,252,000	371,580
6.88% 3/15/22	417,000	68,805
Occidental Petroleum
2.70% 8/15/22	210,000	195,499
8.00% 7/15/25	849,000	852,184
8.50% 7/15/27	919,000	921,297
8.88% 7/15/30	1,069,000	1,067,664
Parsley Energy 5.63% 10/15/27	374,000	368,390
PBF Holding
6.00% 2/15/28	685,000	568,550
9.25% 5/15/25	350,000	373,625
Precision Drilling
5.25% 11/15/24	115,000	76,821
7.13% 1/15/26	789,000	481,290
QEP Resources
5.25% 5/1/23	494,000	326,040
5.38% 10/1/22	428,000	325,280
5.63% 3/1/26	618,000	392,430
Range Resources 9.25% 2/1/26	1,470,000	1,321,618
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Shelf Drilling Holdings 8.25% 2/15/25	2,192,000	$ 986,400
SM Energy
6.63% 1/15/27	616,000	301,840
6.75% 9/15/26	379,000	190,592
Transocean
7.25% 11/1/25	616,000	335,720
7.50% 1/15/26	332,000	180,940
8.00% 2/1/27	1,380,000	761,587
Transocean Pontus 6.13% 8/1/25	1,659,980	1,444,183
W&T Offshore 9.75% 11/1/23	1,756,000	1,099,256
‡Whiting Petroleum
5.75% 3/15/21	585,000	112,613
6.25% 4/1/23	260,000	45,175
6.63% 1/15/26	757,000	134,368
WPX Energy 5.88% 6/15/28	1,812,000	1,734,990
		25,627,704
Oil & Gas Services–0.14%
Archrock Partners 6.88% 4/1/27	192,000	180,864
Oceaneering International 6.00% 2/1/28	550,000	385,000
@Telford Offshore 12.00% 12/31/99	572,307	131,631
Transocean Proteus 6.25% 12/1/24	300,300	273,273
		970,768
Packaging & Containers–1.92%
Ardagh Packaging Finance
5.25% 8/15/27	1,018,000	999,289
6.00% 2/15/25	506,000	518,018
Ardagh Packaging Finance / Ardagh Holdings 5.25% 8/15/27	1,721,000	1,689,368
Berry Global Escrow 4.88% 7/15/26	750,000	761,250
Greif 6.50% 3/1/27	697,000	709,455
Intertape Polymer Group 7.00% 10/15/26	628,000	645,396
LABL Escrow Issuer 6.75% 7/15/26	1,080,000	1,123,535
Mauser Packaging Solutions Holding
5.50% 4/15/24	2,829,000	2,778,608
7.25% 4/15/25	1,660,000	1,505,238
Owens-Brockway Glass Container
5.00% 1/15/22	79,000	79,000
6.38% 8/15/25	460,000	486,450
Owens-Brockway Glassntainer 6.63% 5/13/27	949,000	986,960
Trivium Packaging Finance BV
5.50% 8/15/26	488,000	492,270

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Trivium Packaging Finance BV (continued)
8.50% 8/15/27	445,000	$ 475,594
		13,250,431
Pharmaceuticals–3.08%
Bausch Health
5.00% 1/30/28	716,000	674,107
5.25% 1/30/30	720,000	683,100
5.50% 11/1/25	2,732,000	2,792,268
5.75% 8/15/27	453,000	480,180
5.88% 5/15/23	182,000	181,545
6.13% 4/15/25	2,435,000	2,469,747
7.00% 3/15/24	1,180,000	1,224,250
7.00% 1/15/28	715,000	736,450
7.25% 5/30/29	787,000	825,665
8.50% 1/31/27	3,058,000	3,245,302
9.00% 12/15/25	2,405,000	2,590,690
9.25% 4/1/26	2,052,000	2,226,215
Endo Dac / Endo Finance / Endo Finco
6.00% 6/30/28	1,103,000	711,435
9.50% 7/31/27	803,000	849,333
Endo Finance 5.88% 10/15/24	580,000	561,272
Mallinckrodt International Finance 5.50% 4/15/25	640,000	105,600
Par Pharmaceutical 7.50% 4/1/27	818,000	839,432
		21,196,591
Pipelines–4.21%
Antero Midstream Partners
5.38% 9/15/24	420,000	357,836
5.75% 1/15/28	837,000	661,230
Blue Racer Midstream / Blue Racer Finance 6.13% 11/15/22	2,170,000	2,159,150
Buckeye Partners
4.13% 3/1/25	720,000	690,674
4.13% 12/1/27	190,000	180,975
4.50% 3/1/28	720,000	676,800
Cheniere Energy Partners
5.25% 10/1/25	534,000	532,238
5.63% 10/1/26	553,000	547,575
Crestwood Midstream Partners
5.63% 5/1/27	490,000	408,508
5.75% 4/1/25	1,380,000	1,192,003
6.25% 4/1/23	494,000	439,660
DCP Midstream Operating 5.63% 7/15/27	535,000	539,012
DCP Midstream Operating
3.88% 3/15/23	1,082,000	1,049,540
4.75% 9/30/21	68,000	69,227
4.95% 4/1/22	270,000	271,477
5.38% 7/15/25	355,000	352,338
6.75% 9/15/37	735,000	659,508
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Delek Logistics Partners 6.75% 5/15/25	1,615,000	$ 1,493,875
EnLink Midstream Partners
4.15% 6/1/25	656,000	505,120
4.40% 4/1/24	522,000	433,521
4.85% 7/15/26	312,000	230,974
μ6.00% 12/31/99	1,200,000	432,000
EQM Midstream Partners
6.00% 7/1/25	944,000	953,440
6.50% 7/1/27	465,000	476,313
Genesis Energy
6.00% 5/15/23	500,000	450,000
6.25% 5/15/26	914,000	784,102
6.50% 10/1/25	80,000	68,400
7.75% 2/1/28	796,000	708,440
Global Partners / GLP Finance 7.00% 8/1/27	443,000	409,775
Holly Energy Partners / Holly Energy Finance 5.00% 2/1/28	635,000	604,837
Martin Midstream Partners 7.25% 2/15/21	1,566,000	1,174,500
NuStar Logistics
5.63% 4/28/27	925,000	894,059
6.00% 6/1/26	460,000	450,800
PBF Logistics 6.88% 5/15/23	531,000	511,395
μPlains All American Pipeline 6.13% 12/31/99	390,000	278,363
Summit Midstream Holdings
5.50% 8/15/22	752,000	496,320
5.75% 4/15/25	709,000	397,040
Tallgrass Energy Partners 5.50% 9/15/24	905,000	817,278
Targa Resources Partners
4.25% 11/15/23	2,040,000	1,952,872
5.00% 1/15/28	100,000	94,038
5.13% 2/1/25	1,377,000	1,325,362
5.25% 5/1/23	1,120,000	1,102,965
5.88% 4/15/26	1,010,000	999,900
6.50% 7/15/27	146,000	146,365
		28,979,805
Real Estate–0.08%
Kennedy-Wilson 5.88% 4/1/24	550,000	547,250
		547,250
Real Estate Investment Trusts–2.04%
Brookfield Property REIT 5.75% 5/15/26	1,716,000	1,450,020
ESH Hospitality
4.63% 10/1/27	985,000	925,900
5.25% 5/1/25	1,037,000	1,003,297
Iron Mountain
5.25% 3/15/28	1,649,000	1,640,755

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Iron Mountain (continued)
5.75% 8/15/24	1,716,000	$ 1,732,474
MGM Growth Properties Operating Partnership 4.63% 6/15/25	852,000	835,028
MGM Growth Properties Operating Partnership/MGP Finance Co-Issuer 5.75% 2/1/27	1,794,000	1,838,850
Ryman Hospitality Properties 4.75% 10/15/27	1,430,000	1,265,550
VICI Properties
3.50% 2/15/25	185,000	173,900
3.75% 2/15/27	470,000	441,800
4.13% 8/15/30	350,000	333,813
4.25% 12/1/26	1,398,000	1,341,507
4.63% 12/1/29	1,061,000	1,034,475
		14,017,369
Retail–2.67%
1011778 BC ULC / New Red Finance 4.25% 5/15/24	2,069,000	2,072,662
Gap 8.38% 5/15/23	1,510,000	1,644,012
IRB Holding 7.00% 6/15/25	415,000	426,931
KFC Holding 5.00% 6/1/24	555,000	565,406
L Brands
6.75% 7/1/36	310,000	254,200
6.88% 7/1/25	141,000	145,583
6.88% 11/1/35	651,000	541,567
9.38% 7/1/25	103,000	103,129
Macy's 8.38% 6/15/25	1,003,000	997,985
‡Neiman Marcus Group
8.00% 10/25/24	4,769,260	190,770
8.75% 10/25/24	261,625	10,465
14.00% 4/25/24	2,502,945	700,825
Nordstrom 8.75% 5/15/25	425,000	457,361
PetSmart
5.88% 6/1/25	1,876,000	1,879,517
7.13% 3/15/23	2,735,000	2,696,929
Rite Aid
6.13% 4/1/23	1,418,000	1,379,005
7.50% 7/1/25	823,000	823,000
Staples
7.50% 4/15/26	1,472,000	1,156,624
10.75% 4/15/27	1,893,000	1,154,522
Yum! Brands
4.75% 1/15/30	758,000	769,370
7.75% 4/1/25	380,000	409,925
		18,379,788
Semiconductors–0.72%
Entegris 4.38% 4/15/28	1,300,000	1,322,750
Microchip Technology 4.25% 9/1/25	439,000	442,617
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Qorvo 5.50% 7/15/26	1,477,000	$ 1,536,080
Sensata Technologies UK Financing 6.25% 2/15/26	1,602,000	1,662,075
		4,963,522
Software–0.93%
CDK Global 5.25% 5/15/29	1,462,000	1,518,170
Genesys Telecommunications Laboratories 10.00% 11/30/24	1,013,000	1,053,520
Nuance Communications 5.63% 12/15/26	1,505,000	1,565,200
SS&C Technologies 5.50% 9/30/27	2,235,000	2,276,102
		6,412,992
Telecommunications–11.15%
Altice France
7.38% 5/1/26	3,315,000	3,460,661
8.13% 2/1/27	820,000	897,900
Altice France Holding
6.00% 2/15/28	760,000	717,729
10.50% 5/15/27	1,414,000	1,557,592
CenturyLink
4.00% 2/15/27	520,000	503,324
5.13% 12/15/26	1,455,000	1,451,362
6.88% 1/15/28	450,000	478,665
7.50% 4/1/24	667,000	732,913
Cincinnati Bell
7.00% 7/15/24	1,077,000	1,098,540
8.00% 10/15/25	747,000	779,681
CommScope
5.00% 6/15/21	71,000	71,000
5.50% 3/1/24	693,000	699,930
5.50% 6/15/24	1,275,000	1,298,371
6.00% 3/1/26	1,594,000	1,633,850
8.25% 3/1/27	1,824,000	1,874,525
CommScope Technologies
5.00% 3/15/27	485,000	436,839
6.00% 6/15/25	100,000	96,570
Embarq 8.00% 6/1/36	3,775,000	4,239,325
‡Frontier Communications
6.88% 1/15/25	690,000	205,420
7.13% 1/15/23	295,000	87,394
7.63% 4/15/24	385,000	127,050
8.50% 4/1/26	1,898,000	1,794,559
11.00% 9/15/25	1,150,000	396,750
Hughes Satellite Systems 6.63% 8/1/26	679,000	704,721
‡Intelsat Jackson Holdings
5.50% 8/1/23	3,134,000	1,785,440
8.00% 2/15/24	2,226,000	2,257,565
8.50% 10/15/24	3,737,000	2,246,871
9.75% 7/15/25	1,050,000	645,015

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Level 3 Financing
5.13% 5/1/23	210,000	$ 210,000
5.25% 3/15/26	1,293,000	1,332,243
5.38% 8/15/22	374,000	374,180
5.38% 1/15/24	346,000	348,595
5.38% 5/1/25	2,627,000	2,682,824
Plantronics 5.50% 5/31/23	1,746,000	1,521,202
Qwest 7.25% 9/15/25	210,000	238,229
Sprint
7.13% 6/15/24	4,648,000	5,248,243
7.63% 2/15/25	1,829,000	2,110,209
7.63% 3/1/26	4,933,000	5,822,765
7.88% 9/15/23	3,985,000	4,488,106
Sprint Capital
6.88% 11/15/28	313,000	381,453
8.75% 3/15/32	5,478,000	7,830,746
Telecom Italia Capital
6.00% 9/30/34	325,000	353,275
6.38% 11/15/33	878,000	988,847
Telecom Italia SpA 5.30% 5/30/24	630,000	656,000
T-Mobile USA
4.50% 2/1/26	2,405,000	2,433,764
4.75% 2/1/28	1,671,000	1,764,626
5.13% 4/15/25	380,000	388,550
6.00% 4/15/24	1,065,000	1,088,110
6.38% 3/1/25	1,494,000	1,535,085
6.50% 1/15/24	129,000	131,799
6.50% 1/15/26	1,704,000	1,780,458
‡Windstream Services
8.63% 10/31/25	1,165,000	699,000
9.00% 6/30/25	1,130,000	56,500
		76,744,371
Toys Games Hobbies–0.73%
Mattel
5.88% 12/15/27	615,000	638,063
6.75% 12/31/25	4,209,000	4,366,837
		5,004,900
Transportation–0.50%
XPO Logistics
6.13% 9/1/23	1,212,000	1,227,150
6.75% 8/15/24	2,092,000	2,191,579
		3,418,729
Trucking & Leasing–0.21%
DAE Funding
4.50% 8/1/22	549,000	522,923
5.00% 8/1/24	956,000	896,250
		1,419,173
Total Corporate Bonds (Cost $665,253,612)		628,871,686
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS–5.98%
•Advanz Pharma Tranche B 1st Lien 6.57% (LIBOR06M + 5.50) 9/6/24	1,197,565	$ 1,106,550
•American Axle and Manufacturing Tranche B 1st Lien 3.00% (LIBOR01M + 2.25%) 4/6/24	236,522	224,105
•Avaya Tranche B 1st Lien 4.43% (LIBOR01M + 4.25%) 12/15/24	681,743	627,544
•Axalta Coating Systems US Holdings Tranche B3 1st Lien 2.06% (LIBOR03M + 1.75%) 6/1/24	690,153	659,531
•Banijay Entertainment 3.91% (LIBOR03M + 3.75%) 3/4/25	140,000	132,300
•Bausch Health Companies 3.19% (LIBOR01M + 3%) 6/2/25	2,597,549	2,520,610
•Berry Global 2.18% (LIBOR01M + 2%) 10/1/22	350,000	340,295
•Buckeye Partners 2.92% (LIBOR01M + 2.75%) 11/1/26	753,113	720,352
‡•California Resources Corporation 1st Lien 5.75% (LIBOR03M + 4.75%) 12/31/22	4,100,700	1,399,364
•CCM Merger Tranche B 1st Lien 3.00% (LIBOR01M + 2.25%) 8/8/21	631,329	611,285
•CenturyLink 2.43% (LIBOR01M + 2.25%) 3/15/27	850,165	799,631
•Cincinnati Bell 1st Lien 4.25% (LIBOR01M + 3.25%) 10/2/24	950,258	937,867
•Claire's Stores 6.81% (LIBOR03M + 6.5%) 12/18/26	1,192,028	935,742
•Cornerstone OnDemand 5.35% (LIBOR02M + 4.25%) 4/22/27	640,000	629,203
•CSC Holdings Tranche B 1st Lien 2.43% (LIBOR01M + 2.25%) 1/15/26	365,375	344,954
•Dole Food Company Tranche B 1st Lien 3.75% (LIBOR01M + 2.75%) 4/6/24	773,856	750,641
•Ensemble RCM 1st Lien 4.44% (LIBOR03M + 3.75%) 8/3/26	141,034	137,156
=•FGI Operating Company 1st Lien 12.00% (LIBOR03M + 10%) 5/16/22	119,117	119,117

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Getty Images Tranche B 1st Lien 4.69% (LIBOR01M + 4.5%) 2/19/26	1,071,865	$ 948,601
•Golden Nugget Tranche B 1st Lien 3.25% (LIBOR02M + 2.5%) 10/4/23	2,126,020	1,679,555
•Greeneden U.S. Holdings II Tranche B 1st Lien 3.43% (LIBOR01M + 3.25%) 12/1/23	340,566	327,127
•Gulf Finance Tranche B 1st Lien 6.25% (LIBOR03M + 5.25%) 8/25/23	836,833	535,573
•iHeartCommunications 3.18% (LIBOR01M + 3%) 5/1/26	1,507,425	1,385,580
•II-VI Incorporated 3.61% (LIBOR01W + 3.5%) 9/24/26	457,344	443,624
•Informatica 3.43% (LIBOR01M + 3.25%) 2/25/27	306,233	292,452
•Meredith Corporation
3.26% (LIBOR03M + 2.5%) 1/31/25	657,710	605,916
5.25% (LIBOR03M + 2.5%) 1/31/25	1,010,000	962,025
Moran Foods
=∞•0.00% 3/27/23	199,821	199,821
•8.43% (LIBOR03M + 7.4334%) 4/1/24	1,173,632	1,114,950
=•11.06% (LIBOR03M + 10.75%) 10/1/24	757,078	593,019
•MPH Acquisition Holdings Tranche B 1st Lien 3.75% (LIBOR03M + 2.75%) 6/7/23	3,546,420	3,364,666
‡•Neiman Marcus Group 1st Lien 7.00% (LIBOR01M + 5.5%) 10/25/23	677,642	137,223
•PetSmart 1st Lien 5.00% (LIBOR03M + 4%) 3/11/22	1,954,273	1,925,623
•Revlon Consumer Products Corporation Tranche B 1st Lien 3.86% (LIBOR03M + 3.5%) 9/7/23	1,418,740	364,148
•Reynolds Group Holdings 1st Lien 2.93% (LIBOR01M + 2.75%) 2/5/23	765,075	729,040
•Scientific Games International Tranche B5 1st Lien 3.61% (LIBOR06M + 2.75%) 8/14/24	2,012,121	1,774,691
•Shutterfly 6.31% (LIBOR03M + 6%) 9/25/26	744,677	678,989
•SP PF Buyer 4.68% (LIBOR01M + 4.5%) 12/22/25	163,756	131,619
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Staples 5.69% (LIBOR03M + 5%) 4/16/26	1,176,913	$ 1,009,203
•Steinway Musical Instruments 4.75% (LIBOR01M + 3.75%) 2/14/25	512,694	487,060
•T-Mobile USA 3.18% (LIBOR01M + 3%) 4/1/27	2,085,000	2,080,496
•U.S. Renal Care 5.18% (LIBOR01M + 5%) 6/26/26	1,522,331	1,461,224
•UFC Holdings 1st Lien 4.25% (LIBOR06M + 3.25%) 4/29/26	913,400	870,772
•United Natural Foods Tranche B 1st Lien 4.43% (LIBOR01M + 4.25%) 10/22/25	924,007	879,091
∞•Vertical US Newco 0.00% 7/1/27	877,500	859,950
•Vertiv Group Corporation 3.18% (LIBOR01M + 3%) 3/2/27	473,813	446,568
•Viskase Companies Tranche B 1st Lien 3.56% (LIBOR03M + 3.25%) 1/30/21	800,121	688,104
•Windstream Services Tranche B6 1st Lien 8.25% (LIBOR03M + 5%) 3/29/21	337,925	203,431
•Zayo Group Holdings 3.18% (LIBOR01M + 3%) 3/9/27	1,087,275	1,029,562
Total Loan Agreements (Cost $47,665,125)		41,205,950

	Number of Shares
COMMON STOCK–0.46%
†Advanz Pharma	79,626	242,859
†Avaya Holdings	46,151	570,426
=†Claire's Stores	1,493	821,150
†Clear Channel Outdoor Holdings	169,362	176,137
=†Goodman Networks	22,179	0
†iHeartMedia Class A	5,962	49,783
=Moran Foods	53,727	53,727
†Penn Virginia	4,465	42,551
†Penn Virginia	2,328	22,186
=†Remington Outdoor	9,637	4,819
=Telford Offshore	26,723	10,021
†Ultra Petroleum	36,212	693
Vistra Energy	60,633	1,128,986
Total Common Stock (Cost $6,806,872)		3,123,338
PREFERRED STOCKS–0.40%
=†Claire's Stores 0.00%	1,045	1,828,750

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
=†Goodman Networks 0.00%	26,388	$ 264
MYT Holding 10.00% 6/7/29	1,259,081	925,424
Total Preferred Stocks (Cost $1,553,155)		2,754,438
RIGHTS–0.03%
=†Vistra Energy CVR	188,914	203,083
Total Rights (Cost $0)		203,083
WARRANTS–0.05%
=†iHeartMedia exp 5/01/39 $0.00	44,798	358,384
†Ultra Resources exp 7/14/25 exercise price $0.01	65,520	2,293
Total Warrants (Cost $811,712)		360,677
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.74%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	5,058,406	$ 5,058,406
Total Money Market Fund (Cost $5,058,406)		5,058,406

TOTAL INVESTMENTS–99.21% (Cost $728,858,532)	683,021,086

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.79%	5,469,395
NET ASSETS APPLICABLE TO 68,694,045 SHARES OUTSTANDING–100.00%	$688,490,481
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND STANDARD CLASS ($494,656,938 / 49,333,186 Shares)	$10.027
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND SERVICE CLASS ($193,833,543 / 19,360,859 Shares)	$10.012
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$754,547,556
Distributable earnings/(accumulated loss)	(66,057,075)
TOTAL NET ASSETS	$688,490,481

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
† Non-income producing.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
∞ Delayed settlement. Interest rate to be determined upon settlement date.

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
★ Includes $8,994,176 payable for securities purchased, $1,722,262 payable for fund shares redeemed, $50,179 other accrued expenses payable and $428,198 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
CVR–Contingent Value Rights
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR01W–Intercontinental Exchange London Interbank Offered Rate USD Weekly
LIBOR02M–Intercontinental Exchange London Interbank Offered Rate USD 2 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
PIK–Payment-in-kind
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Interest	$ 21,485,567
Dividends	137,230
21,622,797
EXPENSES:
Management fees	2,276,296
Distribution fees-Service Class	247,300
Shareholder servicing fees	104,012
Accounting and administration expenses	77,419
Professional fees	32,556
Pricing fees	29,403
Reports and statements to shareholders	28,908
Custodian fees	14,133
Trustees’ fees and expenses	10,339
Consulting fees	1,632
Interest expense	708
Other	7,318
2,830,024
Less:
Management fees waived	(142,036)
Total operating expenses	2,687,988
NET INVESTMENT INCOME	18,934,809
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(3,475,534)
Net change in unrealized appreciation (depreciation) of investments	(54,645,776)
NET REALIZED AND UNREALIZED LOSS	(58,121,310)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,186,501)
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 18,934,809	$ 43,022,011
Net realized loss	(3,475,534)	(5,802,824)
Net change in unrealized appreciation (depreciation)	(54,645,776)	54,649,490
Net increase (decrease) in net assets resulting from operations	(39,186,501)	91,868,677
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(33,098,228)
Service Class	—	(11,234,008)
	—	(44,332,236)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	40,930,882	76,233,484
Service Class	46,889,222	61,776,722
Reinvestment of dividends and distributions:
Standard Class	—	33,098,228
Service Class	—	11,234,008
	87,820,104	182,342,442
Cost of shares redeemed:
Standard Class	(121,683,523)	(72,575,648)
Service Class	(57,232,564)	(52,777,325)
	(178,916,087)	(125,352,973)
Increase (decrease) in net assets derived from capital share transactions	(91,095,983)	56,989,469
NET INCREASE (DECREASE) IN NET ASSETS	(130,282,484)	104,525,910
NET ASSETS:
Beginning of period	818,772,965	714,247,055
End of period	$ 688,490,481	$ 818,772,965
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 10.558	$ 9.898	$ 10.802	$ 10.780	$ 10.026	$ 11.082
Income (loss) from investment operations:
Net investment income[2]	0.266	0.598	0.600	0.609	0.613	0.618
Net realized and unrealized gain (loss)	(0.797)	0.673	(0.885)	0.087	0.743	(1.051)
Total from investment operations	(0.531)	1.271	(0.285)	0.696	1.356	(0.433)
Less dividends and distributions from:
Net investment income	—	(0.611)	(0.619)	(0.674)	(0.602)	(0.565)
Net realized gain	—	—	—	—	—	(0.058)
Total dividends and distributions	—	(0.611)	(0.619)	(0.674)	(0.602)	(0.623)
Net asset value, end of period	$ 10.027	$ 10.558	$ 9.898	$ 10.802	$ 10.780	$ 10.026
Total return[3]	(5.03%)	12.89%	(2.78%)	6.47%	13.58%	(3.94%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$494,657	$604,222	$532,265	$601,921	$688,621	$625,243
Ratio of expenses to average net assets	0.68%	0.68%	0.68%	0.66%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.72%	0.71%	0.70%	0.68%	0.68%
Ratio of net investment income to average net assets	5.35%	5.58%	5.57%	5.46%	5.75%	5.56%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.31%	5.54%	5.54%	5.42%	5.72%	5.53%
Portfolio turnover	21%	54%	46%	51%	45%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund–18

LVIP JPMorgan High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 10.555	$ 9.896	$ 10.800	$ 10.778	$ 10.026	$ 11.080
Income (loss) from investment operations:
Net investment income[2]	0.253	0.571	0.573	0.581	0.587	0.590
Net realized and unrealized gain (loss)	(0.796)	0.672	(0.885)	0.087	0.740	(1.049)
Total from investment operations	(0.543)	1.243	(0.312)	0.668	1.327	(0.459)
Less dividends and distributions from:
Net investment income	—	(0.584)	(0.592)	(0.646)	(0.575)	(0.537)
Net realized gain	—	—	—	—	—	(0.058)
Total dividends and distributions	—	(0.584)	(0.592)	(0.646)	(0.575)	(0.595)
Net asset value, end of period	$ 10.012	$ 10.555	$ 9.896	$ 10.800	$ 10.778	$ 10.026
Total return[3]	(5.15%)	12.61%	(3.03%)	6.22%	13.29%	(4.17%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$193,834	$214,551	$181,982	$191,099	$181,287	$152,163
Ratio of expenses to average net assets	0.93%	0.93%	0.93%	0.91%	0.90%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.97%	0.97%	0.96%	0.95%	0.93%	0.93%
Ratio of net investment income to average net assets	5.10%	5.33%	5.32%	5.21%	5.50%	5.31%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.06%	5.29%	5.29%	5.17%	5.47%	5.28%
Portfolio turnover	21%	54%	46%	51%	45%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund–19

LVIP JPMorgan High Yield Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP JPMorgan High Yield Fund–20

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.00% on the first $150 million of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $150 million.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to May 1, 2020, the waiver amount was 0.05% on the first $100 million of the Fund’s average daily net assets; 0.00% on the next $150 million and 0.05% on the excess of $250 million of the Fund’s average daily net assets.
J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$22,990
Legal	4,100
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $24,959 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$345,023
Distribution fees payable to LFD	41,429
Printing and mailing fees payable to Lincoln Life	24,959
Shareholder servicing fees payable to Lincoln Life	16,787
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$145,240,322
Sales	160,272,941
LVIP JPMorgan High Yield Fund–21

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$728,858,532
Aggregate unrealized appreciation of investments	$ 18,243,238
Aggregate unrealized depreciation of investments	(64,080,684)
Net unrealized depreciation of investments	$ (45,837,446)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$ —	$ 1,443,508	$ —	$ 1,443,508
Corporate Bonds
Advertising	—	1,564,942	—	1,564,942
Aerospace & Defense	—	7,313,204	—	7,313,204
Airlines	—	2,368,403	—	2,368,403
Apparel	—	520,150	—	520,150
Auto Manufacturers	—	10,421,332	—	10,421,332
Auto Parts & Equipment	—	18,293,485	—	18,293,485
Banks	—	10,825,636	—	10,825,636
Biotechnology	—	793,960	—	793,960
Building Materials	—	8,059,845	—	8,059,845
Chemicals	—	14,391,735	—	14,391,735
Coal	—	456,600	—	456,600
LVIP JPMorgan High Yield Fund–22

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Commercial Services	$ —	$ 32,179,413	$ —	$ 32,179,413
Computers	—	10,665,858	—	10,665,858
Cosmetics & Personal Care	—	740,700	—	740,700
Distribution/Wholesale	—	3,388,831	—	3,388,831
Diversified Financial Services	—	17,996,086	—	17,996,086
Electric	—	7,655,807	2,694	7,658,501
Electrical Components & Equipment	—	7,587,990	—	7,587,990
Electronics	—	1,430,696	—	1,430,696
Energy-Alternate Sources	—	983,345	—	983,345
Entertainment	—	18,458,269	—	18,458,269
Environmental Control	—	354,885	—	354,885
Food	—	18,913,825	—	18,913,825
Food Service	—	1,757,500	—	1,757,500
Forest Products & Paper	—	626,850	—	626,850
Gas	—	1,784,225	—	1,784,225
Health Care Products	—	2,322,251	—	2,322,251
Health Care Services	—	57,257,128	—	57,257,128
Home Furnishings	—	3,112,820	—	3,112,820
Household Products Wares	—	7,622,055	—	7,622,055
Housewares	—	1,732,579	—	1,732,579
Internet	—	8,103,822	—	8,103,822
Iron & Steel	—	1,789,635	—	1,789,635
Leisure Time	—	5,641,091	—	5,641,091
Lodging	—	17,923,872	—	17,923,872
Machinery Construction & Mining	—	2,620,171	—	2,620,171
Machinery Diversified	—	926,220	—	926,220
Media	—	86,176,200	—	86,176,200
Metal Fabricate & Hardware	—	924,409	—	924,409
Mining	—	10,603,430	—	10,603,430
Office Business Equipment	—	1,646,344	—	1,646,344
Oil & Gas	—	25,627,704	—	25,627,704
Oil & Gas Services	—	970,768	—	970,768
Packaging & Containers	—	13,250,431	—	13,250,431
Pharmaceuticals	—	21,196,591	—	21,196,591
Pipelines	—	28,979,805	—	28,979,805
Real Estate	—	547,250	—	547,250
Real Estate Investment Trusts	—	14,017,369	—	14,017,369
Retail	—	18,379,788	—	18,379,788
Semiconductors	—	4,963,522	—	4,963,522
Software	—	6,412,992	—	6,412,992
Telecommunications	—	76,744,371	—	76,744,371
Toys Games Hobbies	—	5,004,900	—	5,004,900
Transportation	—	3,418,729	—	3,418,729
Trucking & Leasing	—	1,419,173	—	1,419,173
Loan Agreements	—	40,293,993	911,957	41,205,950
Common Stock	2,211,435	22,186	889,717	3,123,338
Preferred Stocks	925,424	—	1,829,014	2,754,438
Rights	—	—	203,083	203,083
Warrants	2,293	—	358,384	360,677
Money Market Fund	5,058,406	—	—	5,058,406
Total Investments	$8,197,558	$670,628,679	$4,194,849	$683,021,086
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
LVIP JPMorgan High Yield Fund–23

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	4,262,681	7,104,611
Service Class	4,805,335	5,803,193
Shares reinvested:
Standard Class	—	3,157,647
Service Class	—	1,071,766
	9,068,016	17,137,217
Shares redeemed:
Standard Class	(12,161,163)	(6,807,131)
Service Class	(5,772,359)	(4,936,937)
	(17,933,522)	(11,744,068)
Net increase (decrease)	(8,865,506)	5,393,149
5. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and
LVIP JPMorgan High Yield Fund–24

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 7. Recent Accounting Pronouncements (continued)
the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan High Yield Fund–25

LVIP JPMorgan High Yield Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP JPMorgan High Yield Fund–26

LVIP JPMorgan Retirement Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP JPMorgan Retirement Income Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Retirement Income Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$987.40	0.49%	$2.42
Service Class Shares	1,000.00	986.20	0.74%	3.65
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.40	0.49%	$2.46
Service Class Shares	1,000.00	1,021.20	0.74%	3.72

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	63.49%
Equity Funds	22.59%
Fixed Income Funds	23.21%
International Equity Funds	10.59%
Money Market Funds	7.10%
Agency Collateralized Mortgage Obligations	4.87%
Agency Commercial Mortgage-Backed Securities	2.10%
Agency Mortgage-Backed Securities	2.71%
Corporate Bonds	9.41%
Advertising	0.03%
Aerospace & Defense	0.16%
Agriculture	0.08%
Airlines	0.02%
Auto Manufacturers	0.10%
Banks	2.36%
Beverages	0.20%
Biotechnology	0.02%
Building Materials	0.04%
Chemicals	0.11%
Commercial Services	0.03%
Computers	0.07%
Diversified Financial Services	0.35%
Electric	0.84%
Electronics	0.07%
Food	0.09%
Gas	0.22%
Health Care Products	0.09%
Health Care Services	0.15%
Insurance	0.46%
Machinery Diversified	0.01%
Media	0.31%
Mining	0.01%
Miscellaneous Manufacturing	0.11%
Oil & Gas	0.37%
Oil & Gas Services	0.06%
Pharmaceuticals	0.57%
Pipelines	0.41%
Real Estate Investment Trusts	0.73%
Retail	0.29%
Semiconductors	0.06%
Software	0.24%
Telecommunications	0.49%
Transportation	0.12%
Trucking & Leasing	0.10%
Water	0.04%
Security Type/Sector	Percentage of Net Assets
Non-Agency Asset-Backed Securities	3.13%
Non-Agency Collateralized Mortgage Obligations	0.36%
Non-Agency Commercial Mortgage-Backed Securities	4.15%
U.S. Treasury Obligations	9.27%
Total Investments	99.49%
Receivables and Other Assets Net of Liabilities	0.51%
Net Assets	100.00%

LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–63.49%
Equity Funds–22.59%
✧JPMorgan Equity Index Fund	699,914	$ 33,042,954
✧JPMorgan Realty Income Fund	316,331	3,875,053
✧JPMorgan Small Cap Equity Fund	21,886	1,178,969
✧JPMorgan Small Cap Growth Fund	34,973	776,751
✧JPMorgan Small Cap Value Fund	42,995	856,469
✧JPMorganorate Bond Fund	1,074,118	11,482,326
		51,212,522
Fixed Income Funds–23.21%
JPMorgan BetaBuilders MSCI US REIT ETF	7,167	511,222
✧JPMorgan Floating Rate Income Fund	1,505,837	12,694,203
✧JPMorgan High Yield Fund	3,392,892	22,427,018
✧JPMorgan Inflation Managed Bond Fund	1,630,105	16,985,696
		52,618,139
International Equity Funds–10.59%
✧JPMorgan Emerging Markets Equity Fund	252,157	7,998,402
✧JPMorgan International Advantage Fund	128,707	2,270,397
✧JPMorgan International Equity Fund	487,610	7,987,051
✧JPMorgan International Research Enhanced Equity Fund	355,444	5,754,641
		24,010,491
Money Market Funds–7.10%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 0.47%)	11,813,926	11,824,558
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	4,288,642	4,288,642
		16,113,200
Total Investment Companies (Cost $140,518,215)		143,954,352

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.87%
Fannie Mae REMICs
Series 1991-141 PZ 8.00% 10/25/21	21,918	22,614
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2009-100 PN 5.00% 11/25/39	308,963	$ 333,086
Series 2011-112 PB 4.00% 11/25/41	860,000	952,300
Series 2011-52 KB 5.50% 6/25/41	650,000	774,222
Series 2011-55 BZ 3.50% 6/25/41	431,434	481,612
•Series 2011-86 NF 0.73% (LIBOR01M + 0.55%) 9/25/41	168,961	171,484
*•Series 2012-122 SD 5.92% (6.10% minus LIBOR01M) 11/25/42	179,352	30,888
Series 2012-14 Z 4.00% 3/25/42	813,270	876,435
Series 2012-54 WG 3.50% 1/25/41	136,297	140,398
*Series 2012-98 MI 3.00% 8/25/31	138,538	7,137
*Series 2013-55 AI 3.00% 6/25/33	200,520	19,050
•Series 2013-57 FN 0.53% (LIBOR01M + 0.35%) 6/25/43	93,072	92,665
*Series 2013-7 EI 3.00% 10/25/40	82,801	4,154
Series 2014-19 Z 4.50% 4/25/44	587,018	696,014
Series 2015-40 GZ 3.50% 5/25/45	80,983	91,819
Series 2015-89 AZ 3.50% 12/25/45	28,087	32,222
*•Series 2015-95 SH 5.82% (6.00% minus LIBOR01M) 1/25/46	155,311	28,548
*Series 2016-50 IB 3.00% 2/25/46	64,919	6,683
*•Series 2016-55 SK 5.82% (6.00% minus LIBOR01M) 8/25/46	131,668	31,871
*•Series 2016-62 SA 5.82% (6.00% minus LIBOR01M) 9/25/46	263,916	66,552
*•Series 2016-74 GS 5.82% (6.00% minus LIBOR01M) 10/25/46	63,278	14,826
*Series 2017-12 JI 3.50% 5/25/40	57,054	3,223
♦Series T-58 2A 6.50% 9/25/43	44,978	52,372
Fannie Mae REMICs REMIC Series 2019-65 PA 2.50% 5/25/48	651,319	685,782
LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs
Series 2893 PE 5.00% 11/15/34	164,454	$ 188,118
Series 3737 GA 3.00% 11/15/37	33,266	33,306
Series 3843 PZ 5.00% 4/15/41	947,959	1,155,946
Series 3893 PU 4.00% 7/15/41	774,000	867,771
Series 3939 BZ 4.50% 6/15/41	669,383	708,471
•Series 3984 DF 0.73% (LIBOR01M + 0.55%) 1/15/42	149,861	150,211
Series 4065 DE 3.00% 6/15/32	40,000	44,936
*Series 4109 AI 3.00% 7/15/31	253,219	13,146
*Series 4161 IM 3.50% 2/15/43	45,729	6,784
*Series 4181 DI 2.50% 3/15/33	78,791	6,061
*•Series 4184 GS 5.94% (6.12% minus LIBOR01M) 3/15/43	132,714	28,964
Series 4219 AB 3.50% 1/15/43	284,494	306,506
•Series 4286 VF 0.63% (LIBOR01M + 0.45%) 12/15/43	115,845	115,839
*Series 4342 CI 3.00% 11/15/33	46,564	2,833
Series 4457 KZ 3.00% 4/15/45	130,752	137,267
*•Series 4494 SA 6.00% (6.18% minus LIBOR01M) 7/15/45	45,638	9,582
*Series 4543 HI 3.00% 4/15/44	68,113	4,376
*•Series 4594 SG 5.82% (6.00% minus LIBOR01M) 6/15/46	380,148	93,584
Series 4614 HB 2.50% 9/15/46	101,000	109,065
*•Series 4618 SA 5.82% (6.00% minus LIBOR01M) 9/15/46	83,544	19,905
Series 4623 LZ 2.50% 10/15/46	95,343	98,265
Series 4623 MW 2.50% 10/15/46	105,000	114,416
*Series 4625 BI 3.50% 6/15/46	215,535	20,494
*•Series 4631 GS 5.82% (6.00% minus LIBOR01M) 11/15/46	248,976	49,124
*•Series 4648 SA 5.82% (6.00% minus LIBOR01M) 1/15/47	176,201	36,507
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*•Freddie Mac Strips
Series 267 S5 5.82% (6.00% minus LIBOR01M) 8/15/42	150,509	$ 26,502
Series 299 S1 5.82% (6.00% minus LIBOR01M) 1/15/43	117,066	20,034
Series 326 S2 5.77% (5.95% minus LIBOR01M) 3/15/44	83,159	14,874
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 3.03% (LIBOR01M + 2.85%) 4/25/28	34,050	34,282
Series 2016-DNA4 M2 1.48% (LIBOR01M + 1.30%) 3/25/29	32,981	32,971
GNMA
Series 2012-136 MX 2.00% 11/20/42	40,000	40,533
Series 2013-113 AZ 3.00% 8/20/43	303,589	314,091
Series 2013-113 LY 3.00% 5/20/43	29,000	31,639
*Series 2015-142 AI 4.00% 2/20/44	29,397	1,404
Series 2015-64 GZ 2.00% 5/20/45	113,823	117,480
*Series 2015-74 CI 3.00% 10/16/39	117,957	7,199
*•Series 2016-108 SK 5.86% (6.05% minus LIBOR01M) 8/20/46	214,855	47,160
Series 2016-111 PB 2.50% 8/20/46	97,000	103,278
*Series 2016-116 GI 3.50% 11/20/44	240,698	23,457
*Series 2016-118 DI 3.50% 3/20/43	259,024	24,238
*•Series 2016-120 AS 5.91% (6.10% minus LIBOR01M) 9/20/46	223,035	50,024
*•Series 2016-120 NS 5.91% (6.10% minus LIBOR01M) 9/20/46	301,234	69,354
*•Series 2016-121 JS 5.91% (6.10% minus LIBOR01M) 9/20/46	218,939	43,741
Series 2016-134 MW 3.00% 10/20/46	16,000	16,926
Series 2016-156 PB 2.00% 11/20/46	61,000	61,987
*Series 2016-160 GI 3.50% 11/20/46	174,863	25,456
*Series 2016-163 MI 3.50% 11/20/46	74,895	1,674

LVIP JPMorgan Retirement Income Fund–4

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2016-163 XI 3.00% 10/20/46	130,562	$ 7,066
Total Agency Collateralized Mortgage Obligations (Cost $10,623,409)		11,052,804
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.10%
Fannie Mae-Aces
Series 2017-M11 A2 2.98% 8/25/29	275,000	327,028
•Series 2017-M8 A2 3.06% 5/25/27	555,000	595,114
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K066 A2 3.12% 6/25/27	340,000	384,252
♦Series K067 A2 3.19% 7/25/27	637,000	724,193
♦Series K725 A2 3.00% 1/25/24	185,000	198,599
♦•Series K731 AM 3.60% 2/25/25	1,200,000	1,320,968
♦•Series KS03 A4 3.16% 5/25/25	150,000	165,308
•FREMF Mortgage Trust
Series 2011-K10 B 4.74% 11/25/49	60,000	60,253
Series 2011-K12 B 4.49% 1/25/46	115,000	116,194
Series 2011-K14 B 5.35% 2/25/47	70,000	71,769
Series 2011-K15 B 5.13% 8/25/44	15,000	15,467
Series 2012-K18 B 4.39% 1/25/45	85,000	88,097
Series 2012-K22 B 3.81% 8/25/45	150,000	153,663
Series 2013-K29 C 3.60% 5/25/46	295,000	301,728
Series 2013-K32 B 3.65% 10/25/46	110,000	115,562
Series 2013-K33 B 3.61% 8/25/46	120,000	125,830
Total Agency Commercial Mortgage-Backed Securities (Cost $4,444,504)		4,764,025
AGENCY MORTGAGE-BACKED SECURITIES–2.71%
Fannie Mae
2.53% 7/1/26	134,145	142,250
2.60% 9/1/28	296,235	324,930
2.64% 2/1/23	450,000	469,299
3.16% 12/1/26	488,841	545,617
3.17% 1/1/27	293,719	328,927
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae (continued)
•3.18% 9/1/27	425,311	$ 478,347
3.77% 12/1/25	664,050	747,532
3.88% 12/1/28	395,000	465,334
•Fannie Mae ARM
2.89% (LIBOR12M + 1.60%) 7/1/45	26,793	28,132
3.18% (LIBOR12M + 1.53%) 3/1/44	79,167	82,430
4.42% (LIBOR12M + 1.83%) 8/1/35	733	739
Fannie Mae S.F. 15 yr 5.00% 7/1/20	30	32
Fannie Mae S.F. 30 yr
4.00% 7/1/45	321,216	352,189
5.50% 11/1/34	3,102	3,534
5.50% 4/1/37	71,673	82,459
5.50% 8/1/37	12,043	13,811
5.50% 3/1/38	14,628	16,808
5.50% 6/1/39	29,335	33,665
5.50% 7/1/40	32,253	37,072
5.50% 5/1/44	720,225	826,580
6.00% 9/1/36	14,802	17,302
6.00% 12/1/36	3,031	3,514
6.00% 6/1/37	1,847	2,153
6.00% 9/1/38	9,641	11,215
6.00% 11/1/38	7,728	9,319
6.00% 10/1/39	110,873	129,327
6.00% 11/1/40	5,272	6,472
7.50% 6/1/31	4,006	4,813
•Freddie Mac ARM
2.57% (LIBOR12M + 1.63%) 10/1/46	102,674	107,319
2.93% (LIBOR12M + 1.63%) 10/1/45	49,434	51,740
3.13% (LIBOR12M + 1.62%) 3/1/46	54,107	56,496
Freddie Mac S.F. 30 yr
4.00% 4/1/45	195,469	211,142
5.00% 6/1/36	59,107	67,817
5.50% 3/1/34	4,185	4,801
5.50% 12/1/34	3,857	4,426
5.50% 12/1/35	3,624	4,166
5.50% 8/1/40	8,655	9,905
5.50% 6/1/41	40,383	47,375
6.00% 2/1/36	7,846	9,142
6.00% 3/1/36	11,703	13,658
6.00% 8/1/38	12,140	14,174
6.00% 5/1/40	19,735	23,025
6.50% 4/1/39	19,732	22,771
7.00% 11/1/33	668	784
GNMA I S.F. 30 yr
5.50% 2/15/41	27,197	31,684
7.00% 12/15/34	36,871	43,607

LVIP JPMorgan Retirement Income Fund–5

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr
5.50% 5/20/37	16,549	$ 18,907
5.50% 4/20/40	11,080	12,548
6.00% 2/20/39	18,432	20,797
6.00% 10/20/39	63,455	72,847
6.00% 2/20/40	64,746	74,330
6.00% 4/20/46	22,003	25,259
6.50% 10/20/39	31,862	36,723
Total Agency Mortgage-Backed Securities (Cost $5,756,328)		6,149,245
CORPORATE BONDS–9.41%
Advertising–0.03%
Omnicom Group 3.65% 11/1/24	60,000	66,030
		66,030
Aerospace & Defense–0.16%
L3Harris Technologies 3.85% 12/15/26	80,000	91,551
Lockheed Martin 2.80% 6/15/50	50,000	52,739
Raytheon Technologies 4.63% 11/16/48	175,000	226,603
		370,893
Agriculture–0.08%
Reynolds American
4.45% 6/12/25	70,000	78,862
5.85% 8/15/45	80,000	100,037
		178,899
Airlines–0.02%
♦American Airlines Pass Through Trust 3.38% 11/1/28	60,190	50,364
		50,364
Auto Manufacturers–0.10%
Daimler Finance North America 3.45% 1/6/27	215,000	226,910
		226,910
Banks–2.36%
Bank of America
μ2.46% 10/22/25	220,000	231,446
μ3.12% 1/20/23	180,000	186,443
4.18% 11/25/27	275,000	313,679
μ4.44% 1/20/48	240,000	310,809
Bank of Nova Scotia 3.40% 2/11/24	125,000	135,700
Citigroup
3.20% 10/21/26	49,000	53,737
μ3.35% 4/24/25	115,000	124,253
8.13% 7/15/39	150,000	259,698
Citizens Financial Group 4.30% 12/3/25	160,000	179,027
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank 3.75% 7/21/26	250,000	$ 274,810
Credit Suisse Group 4.28% 1/9/28	250,000	279,956
Fifth Third Bancorp 3.65% 1/25/24	50,000	54,539
Goldman Sachs Group
3.85% 1/26/27	80,000	90,241
5.15% 5/22/45	200,000	264,359
HSBC Holdings 4.88% 1/14/22	150,000	159,577
Lloyds Banking Group 3.00% 1/11/22	200,000	206,804
Mitsubishi UFJ Financial Group 3.76% 7/26/23	255,000	276,912
Morgan Stanley
3.95% 4/23/27	265,000	298,269
4.00% 7/23/25	340,000	385,488
Northern Trust 1.95% 5/1/30	60,000	61,676
Santander UK Group Holdings 3.57% 1/10/23	200,000	207,576
Societe Generale 2.63% 1/22/25	200,000	204,205
Wells Fargo & Co.
3.07% 1/24/23	180,000	186,449
μ3.07% 4/30/41	105,000	109,255
4.75% 12/7/46	175,000	223,701
Westpac Banking 2.35% 2/19/25	260,000	276,052
		5,354,661
Beverages–0.20%
Anheuser-Busch InBev Worldwide
4.70% 2/1/36	260,000	306,521
4.95% 1/15/42	105,000	127,020
Coca-Cola 1.45% 6/1/27	25,000	25,676
		459,217
Biotechnology–0.02%
Amgen 2.20% 2/21/27	20,000	21,089
Biogen 2.25% 5/1/30	25,000	25,229
		46,318
Building Materials–0.04%
Martin Marietta Materials 3.50% 12/15/27	75,000	82,574
		82,574
Chemicals–0.11%
Celanese US Holdings 3.50% 5/8/24	5,000	5,278
Mosaic 4.25% 11/15/23	70,000	73,381
Nutrien 3.38% 3/15/25	145,000	158,058
		236,717

LVIP JPMorgan Retirement Income Fund–6

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–0.03%
Moody's 3.25% 5/20/50	60,000	$ 64,318
		64,318
Computers–0.07%
Apple 3.45% 2/9/45	130,000	151,658
		151,658
Diversified Financial Services–0.35%
Air Lease 3.25% 3/1/25	185,000	184,861
BlackRock 1.90% 1/28/31	160,000	163,465
Capital One Financial 3.75% 3/9/27	80,000	88,332
GE Capital International Funding Unlimited 4.42% 11/15/35	200,000	203,049
ORIX
3.25% 12/4/24	30,000	32,361
3.70% 7/18/27	110,000	122,320
		794,388
Electric–0.84%
AEP Texas 3.45% 1/15/50	170,000	183,137
Avangrid 3.80% 6/1/29	85,000	98,700
Berkshire Hathaway Energy 3.70% 7/15/30	155,000	181,302
CenterPoint Energy 2.95% 3/1/30	95,000	100,892
Dominion Energy 3.90% 10/1/25	160,000	181,236
Duke Energy 2.65% 9/1/26	155,000	168,047
Duke Energy Indiana 3.25% 10/1/49	10,000	11,080
Duquesne Light Holdings 3.62% 8/1/27	95,000	96,895
Entergy Louisiana 2.90% 3/15/51	5,000	5,124
Entergy Texas 4.00% 3/30/29	20,000	23,219
Exelon 3.50% 6/1/22	150,000	156,585
Fortis 3.06% 10/4/26	50,000	53,949
ITC Holdings 2.95% 5/14/30	80,000	84,898
Metropolitan Edison 4.00% 4/15/25	125,000	139,808
NextEra Energy Capital Holdings 2.25% 6/1/30	65,000	66,773
Pennsylvania Electric 3.60% 6/1/29	85,000	95,432
Public Service Co. of Colorado 3.20% 3/1/50	145,000	162,020
Wisconsin Public Service 3.30% 9/1/49	90,000	97,472
		1,906,569
Electronics–0.07%
Arrow Electronics 3.25% 9/8/24	96,000	101,765
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Roper Technologies 3.80% 12/15/26	55,000	$ 62,814
		164,579
Food–0.09%
Kroger 4.45% 2/1/47	170,000	205,904
		205,904
Gas–0.22%
APT Pipelines 4.20% 3/23/25	90,000	98,671
Atmos Energy 4.15% 1/15/43	100,000	121,421
NiSource 3.95% 3/30/48	150,000	173,445
Southern California Gas 4.30% 1/15/49	85,000	108,075
		501,612
Health Care Products–0.09%
Abbott Laboratories 4.90% 11/30/46	145,000	208,154
		208,154
Health Care Services–0.15%
Anthem
3.70% 8/15/21	70,000	71,885
4.10% 3/1/28	55,000	64,279
HCA 4.75% 5/1/23	85,000	92,231
Quest Diagnostics 2.95% 6/30/30	40,000	42,568
UnitedHealth Group 2.00% 5/15/30	75,000	78,499
		349,462
Insurance–0.46%
Aflac 2.88% 10/15/26	90,000	97,745
American Financial Group 3.50% 8/15/26	95,000	101,253
American International Group
3.40% 6/30/30	115,000	124,571
3.88% 1/15/35	45,000	51,563
Athene Global Funding
2.75% 6/25/24	75,000	75,881
3.00% 7/1/22	105,000	107,550
Berkshire Hathaway Finance 4.30% 5/15/43	175,000	228,340
μManulife Financial 4.06% 2/24/32	90,000	95,377
μPrudential Financial 5.38% 5/15/45	140,000	147,784
		1,030,064
Machinery Diversified–0.01%
Xylem 2.25% 1/30/31	20,000	20,120
		20,120

LVIP JPMorgan Retirement Income Fund–7

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.31%
Comcast
3.25% 11/1/39	85,000	$ 94,302
3.38% 2/15/25	317,000	354,162
4.50% 1/15/43	115,000	146,985
Discovery Communications 2.95% 3/20/23	22,000	23,113
ViacomCBS 4.20% 6/1/29	80,000	89,638
		708,200
Mining–0.01%
Newcrest Finance Pty 3.25% 5/13/30	15,000	16,015
		16,015
Miscellaneous Manufacturing–0.11%
General Electric 6.75% 3/15/32	90,000	110,187
Parker-Hannifin 3.30% 11/21/24	15,000	16,300
Textron 4.00% 3/15/26	115,000	122,623
		249,110
Oil & Gas–0.37%
Apache 3.63% 2/1/21	17,000	16,832
BP Capital Markets America 3.22% 4/14/24	80,000	86,213
Husky Energy 4.40% 4/15/29	85,000	84,948
Nexen Energy 5.88% 3/10/35	125,000	173,181
Noble Energy 3.25% 10/15/29	80,000	72,241
Shell International Finance 4.38% 5/11/45	175,000	216,855
Suncor Energy 6.50% 6/15/38	65,000	82,374
Total Capital International 3.46% 2/19/29	85,000	96,636
		829,280
Oil & Gas Services–0.06%
Halliburton 3.80% 11/15/25	11,000	11,915
National Oilwell Varco 2.60% 12/1/22	26,000	26,167
Schlumberger Holdings 4.30% 5/1/29	85,000	93,865
		131,947
Pharmaceuticals–0.57%
AbbVie
3.80% 3/15/25	85,000	94,778
4.25% 11/21/49	120,000	143,845
Bristol-Myers Squibb 3.25% 8/15/22	75,000	79,212
Bristol-Myers Squibb 4.13% 6/15/39	155,000	197,939
CVS Health 3.88% 7/20/25	350,000	393,049
Mead Johnson Nutrition 4.13% 11/15/25	80,000	92,632
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland
2.88% 9/23/23	110,000	$ 116,509
3.20% 9/23/26	85,000	94,283
Zoetis 2.00% 5/15/30	70,000	71,390
		1,283,637
Pipelines–0.41%
Boardwalk Pipelines 4.95% 12/15/24	75,000	80,310
Cameron LNG 3.30% 1/15/35	15,000	16,533
Enbridge 4.25% 12/1/26	90,000	102,424
Energy Transfer Operating 4.25% 3/15/23	155,000	163,616
Enterprise Products Operating 5.10% 2/15/45	185,000	218,354
MPLX 4.13% 3/1/27	135,000	144,021
ONEOK
3.40% 9/1/29	125,000	121,560
5.20% 7/15/48	45,000	44,816
Sunoco Logistics Partners Operations 5.35% 5/15/45	45,000	43,482
		935,116
Real Estate Investment Trusts–0.73%
American Campus Communities Operating Partnership LP 2.85% 2/1/30	30,000	28,970
American Tower
3.80% 8/15/29	65,000	73,860
4.40% 2/15/26	100,000	115,486
AvalonBay Communities 3.20% 1/15/28	75,000	83,257
Boston Properties 3.40% 6/21/29	85,000	93,750
Crown Castle International 5.25% 1/15/23	75,000	83,457
HCP
3.25% 7/15/26	100,000	109,286
3.40% 2/1/25	75,000	80,827
Healthcare Trust of America Holdings 3.10% 2/15/30	153,000	154,331
Host Hotels & Resorts
3.75% 10/15/23	45,000	45,928
3.88% 4/1/24	40,000	40,921
Life Storage 4.00% 6/15/29	10,000	11,071
LifeStorage 3.50% 7/1/26	75,000	80,322
Mid-America Apartments 3.95% 3/15/29	40,000	46,121
National Retail Properties 3.50% 10/15/27	125,000	130,577
Prologis 3.25% 10/1/26	40,000	44,867
Realty Income 4.13% 10/15/26	40,000	45,770
Realtyome 3.88% 7/15/24	35,000	38,172

LVIP JPMorgan Retirement Income Fund–8

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
SITE Centers 4.25% 2/1/26	75,000	$ 75,942
UDR
3.10% 11/1/34	20,000	21,351
3.20% 1/15/30	50,000	54,481
4.00% 10/1/25	55,000	61,345
VEREIT Operating Partnership 4.60% 2/6/24	35,000	37,230
Welltower 4.25% 4/15/28	90,000	100,564
		1,657,886
Retail–0.29%
Alimentation Couche-Tard 3.55% 7/26/27	85,000	91,203
Dollar General 3.88% 4/15/27	145,000	166,698
Lowe's 2.50% 4/15/26	175,000	188,606
Starbucks 4.45% 8/15/49	175,000	211,387
		657,894
Semiconductors–0.06%
QUALCOMM 4.65% 5/20/35	105,000	139,521
		139,521
Software–0.24%
Fidelity National Information Services 3.75% 5/21/29	10,000	11,715
Microsoft
2.53% 6/1/50	26,000	26,902
3.50% 2/12/35	180,000	220,246
4.10% 2/6/37	44,000	56,754
Oracle 4.50% 7/8/44	185,000	232,809
		548,426
Telecommunications–0.49%
AT&T 5.25% 3/1/37	255,000	315,209
Telefonica Emisiones 5.21% 3/8/47	150,000	188,049
T-Mobile USA 2.05% 2/15/28	210,000	210,099
Verizon Communications
4.27% 1/15/36	85,000	105,234
5.25% 3/16/37	140,000	189,474
Vodafone Group 5.00% 5/30/38	83,000	104,284
		1,112,349
Transportation–0.12%
Burlington Northern Santa Fe 4.70% 9/1/45	135,000	179,993
JB Hunt Transport Services 3.88% 3/1/26	85,000	97,184
		277,177
Trucking & Leasing–0.10%
Aviation Capital Group 4.88% 10/1/25	80,000	73,282
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing (continued)
Penske Truck Leasing 4.20% 4/1/27	140,000	$ 151,069
		224,351
Water–0.04%
American Water Capital 2.95% 9/1/27	85,000	93,567
		93,567
Total Corporate Bonds (Cost $19,343,970)		21,333,887
NON-AGENCY ASSET-BACKED SECURITIES–3.13%
AmeriCredit Automobile Receivables Trust
Series 2017-1 C 2.71% 8/18/22	395,000	399,301
Series 2017-2 C 2.97% 3/20/23	1,325,000	1,348,452
CarMax Auto Owner Trust
Series 2017-3 B 2.44% 2/15/23	300,000	304,490
Series 2018-2 A3 2.98% 1/17/23	293,671	298,306
CPS Auto Receivables Trust Series 2018-B B 3.23% 7/15/22	83,863	84,030
Credit Acceptance Auto Loan Trust Series 2018-1A A 3.01% 2/16/27	148,154	149,071
•Discover Card Execution Note Trust Series 2017-A1 A1 0.67% (LIBOR01M + 0.49%) 7/15/24	185,000	186,016
Drive Auto Receivables Trust
Series 2018-4 C 3.66% 11/15/24	216,990	218,972
Series 2018-5 B 3.68% 7/15/23	816,775	821,041
Series 2019-1 A3 3.18% 10/17/22	41,774	41,815
First Investors Auto Owner Trust Series 2018-1A A2 3.22% 1/17/23	87,049	87,305
Flagship Credit Auto Trust
Series 2017-2 B 2.57% 4/15/23	17,157	17,181
Series 2018-2 B 3.56% 5/15/23	625,000	638,770
Ford Credit Auto Owner Trust Series 2016-2 A 2.03% 12/15/27	325,000	328,766
FREED TRUST Series 2018-2 A 3.99% 10/20/25	48,107	48,213
GLS Auto Receivables Issuer Trust Series 2020-1A A 2.17% 2/15/24	265,616	268,609

LVIP JPMorgan Retirement Income Fund–9

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
HERO Funding Trust
Series 2016-2A A 3.75% 9/20/41	78,957	$ 82,304
Series 2016-3A A1 3.08% 9/20/42	86,222	87,989
Honda Auto Receivables Owner Trust Series 2018-2 A3 3.01% 5/18/22	469,131	475,655
OnDeck Asset Securitization Trust Series 2018-1A A 3.50% 4/18/22	130,888	129,812
Synchrony Card Issuance Trust Series 2018-A1 A 3.38% 9/15/24	605,000	622,970
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	30,710	30,916
Series 2015-6 A1B 2.75% 4/25/55	42,098	42,812
Series 2016-1 A1B 2.75% 2/25/55	23,139	23,413
Series 2016-2 A1 3.00% 8/25/55	34,520	35,415
Series 2016-3 A1 2.25% 4/25/56	34,181	34,376
Westgate Resorts
Series 2018-1A A 3.38% 12/20/31	126,581	127,080
Series 2018-1A B 3.58% 12/20/31	163,725	157,685
Total Non-Agency Asset-Backed Securities (Cost $7,026,080)		7,090,765
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.36%
•JPMorgan Mortgage Trust
Series 2014-2 B1 3.40% 6/25/29	48,769	48,728
Series 2014-2 B2 3.40% 6/25/29	48,769	48,703
Series 2014-IVR6 2A4 2.50% 7/25/44	94,039	95,216
Series 2015-4 B1 3.62% 6/25/45	87,989	89,241
Series 2015-4 B2 3.62% 6/25/45	87,989	88,907
Series 2015-6 B1 3.59% 10/25/45	86,587	88,059
Series 2015-6 B2 3.59% 10/25/45	86,588	87,573
Series 2016-4 B1 3.89% 10/25/46	90,549	88,030
Series 2016-4 B2 3.89% 10/25/46	90,549	92,623
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortgage Loan Trust Series 2016-4A A1 3.75% 11/25/56	47,656	$ 49,855
•Sequoia Mortgage Trust Series 2014-2 A4 3.50% 7/25/44	28,390	28,879
Total Non-Agency Collateralized Mortgage Obligations (Cost $789,379)		805,814
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.15%
•20 Times Square Trust Series 2018-20TS A 3.20% 5/15/35	388,000	381,668
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	200,000	217,038
•Series 2016-CD2 A4 3.53% 11/10/49	105,000	116,294
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	90,000	99,776
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	195,000	210,830
Series 2015-GC27 A5 3.14% 2/10/48	215,000	228,343
Series 2016-P3 A4 3.33% 4/15/49	145,000	157,539
Series 2016-P5 A4 2.94% 10/10/49	130,000	139,847
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	180,000	182,961
Series 2013-WWP A2 3.42% 3/10/31	100,000	106,218
Series 2014-CR19 A5 3.80% 8/10/47	100,000	109,051
Series 2014-CR20 AM 3.94% 11/10/47	340,000	359,197
Series 2015-3BP A 3.18% 2/10/35	400,000	423,308
Series 2015-CR23 A4 3.50% 5/10/48	135,000	146,884
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	250,000	271,609
Series 2016-C3 A5 2.89% 8/10/49	160,000	171,413
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.88% 11/10/46	300,000	301,776

LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GRACE Mortgage Trust
Series 2014-GRCE A 3.37% 6/10/28	1,190,000	$ 1,192,965
Series 2014-GRCE B 3.52% 6/10/28	200,000	200,452
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	105,000	115,662
Series 2017-GS5 A4 3.67% 3/10/50	210,000	235,125
Houston Galleria Mall Trust Series 2015-HGLR A1A2 3.09% 3/5/37	160,000	160,634
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.60% 11/15/48	225,000	246,189
Series 2015-C33 A4 3.77% 12/15/48	340,000	375,914
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	275,000	296,971
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	130,000	125,114
Series 2015-JP1 A5 3.91% 1/15/49	130,000	144,771
Series 2016-JP2 A4 2.82% 8/15/49	310,000	329,961
Series 2016-JP2 AS 3.06% 8/15/49	210,000	214,714
•Series 2016-JP3 B 3.40% 8/15/49	60,000	56,850
Series 2016-WIKI A 2.80% 10/5/31	75,000	74,537
Series 2016-WIKI B 3.20% 10/5/31	115,000	113,347
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	135,000	145,766
Series 2015-C23 A4 3.72% 7/15/50	440,000	480,862
Series 2015-C26 A5 3.53% 10/15/48	140,000	157,948
Series 2016-C29 A4 3.33% 5/15/49	130,000	141,616
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	250,000	$ 273,199
Series 2016-BNK1 A3 2.65% 8/15/49	205,000	214,928
*•Series 2017-RB1 XA 1.40% 3/15/50	1,433,754	92,934
WF -RBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45	130,000	133,301
WFRBS Commercial Mortgage Trust Series 2013-C12 A4 3.20% 3/15/48	260,000	269,039
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $9,208,905)		9,416,551
U.S. TREASURY OBLIGATIONS–9.27%
U.S. Treasury Bonds
2.25% 8/15/46	1,765,000	2,092,421
2.50% 5/15/46	1,115,000	1,382,252
2.88% 8/15/45	1,240,000	1,633,942
3.88% 8/15/40	775,000	1,154,750
U.S. Treasury Notes
1.50% 3/31/23	1,250,000	1,295,557
1.63% 11/15/22	2,000,000	2,068,828
1.63% 5/15/26	1,540,000	1,650,507
1.75% 3/31/22	1,500,000	1,541,367
1.75% 5/15/22	510,000	525,101
2.00% 5/31/21	700,000	711,703
2.00% 11/15/21	1,500,000	1,537,617
∞2.50% 1/31/21	2,909,000	2,948,544
2.75% 5/31/23	52,000	55,884
2.88% 5/31/25	148,000	166,650
2.88% 5/15/28	750,000	885,059
≠United States Treasury Coupon Strip 3.55% 2/15/33	1,540,000	1,360,924
Total U.S. Treasury Obligations (Cost $18,715,276)		21,011,106

TOTAL INVESTMENTS–99.49% (Cost $216,426,066)	225,578,549
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.51%	1,155,357
NET ASSETS APPLICABLE TO 18,287,410 SHARES OUTSTANDING–100.00%	$226,733,906
LVIP JPMorgan Retirement Income Fund–11

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND STANDARD CLASS ($172,224,059 / 13,884,551 Shares)	$12.404
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND SERVICE CLASS ($54,509,847 / 4,402,859 Shares)	$12.381
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$216,432,425
Distributable earnings/(accumulated loss)	10,301,481
TOTAL NET ASSETS	$226,733,906

✧ Class R-6 shares.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
∞ Fully or partially pledged as collateral for futures contracts.
≠ The rate shown is the effective yield at the time of purchase.
★ Includes $20,116 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $472,500 variation margin due from broker on futures contracts, $128,398 payable for fund shares redeemed, $41,345 other accrued expenses payable and $116,499 due to manager and affiliates as of June 30, 2020.
LVIP JPMorgan Retirement Income Fund–12

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(29)	Euro-Bund	$ (5,751,284)	$ (5,699,951)	9/8/20	$ —	$(51,333)
94	U.S. Treasury 10 yr Notes	13,082,156	13,042,369	9/21/20	39,787	—
					39,787	(51,333)
Equity Contracts:
(48)	Dow Jones U.S. Real Estate Index	(1,487,040)	(1,494,079)	9/18/20	7,039	—
69	E-mini MSCI EAFE Index	6,135,480	6,020,338	9/18/20	115,142	—
44	E-mini MSCI Emerging Markets Index	2,168,540	2,108,899	9/18/20	59,641	—
28	E-mini Russell 2000 Index	2,012,640	1,931,714	9/18/20	80,926	—
9	E-mini S&P 500 Index	1,390,590	1,360,691	9/18/20	29,899	—
27	E-mini S&P MidCap 400 Index	4,803,570	4,735,595	9/18/20	67,975	—
61	Euro STOXX 50 Index	2,208,834	2,134,317	9/18/20	74,517	—
(28)	FTSE 100 Index	(2,132,864)	(2,091,904)	9/18/20	—	(40,960)
					435,139	(40,960)
Total Futures Contracts					$474,926	$(92,293)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BB–Barclays Bank
DB–Deutsche Bank
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
FTSE–Financial Times Stock Exchange
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
RBS–Royal Bank of Scotland
REIT–Real Estate Investment Trust
REMICs–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund–13

LVIP JPMorgan Retirement Income Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 1,595,779
Interest	1,219,550
2,815,329
EXPENSES:
Management fees	844,555
Distribution fees-Service Class	67,196
Accounting and administration expenses	39,094
Shareholder servicing fees	32,656
Professional fees	26,794
Pricing fees	20,305
Reports and statements to shareholders	20,016
Custodian fees	16,991
Trustees’ fees and expenses	3,140
Consulting fees	988
Other	4,004
1,075,739
Less:
Management fees waived	(387,092)
Expenses reimbursed	(73,902)
Total operating expenses	614,745
NET INVESTMENT INCOME	2,200,584
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(59,414)
Futures contracts	(2,370,557)
Net realized loss	(2,429,971)
Net change in unrealized appreciation (depreciation) of:
Investments	(3,248,636)
Foreign currencies	(1,619)
Futures contracts	156,399
Net change in unrealized appreciation (depreciation)	(3,093,856)
NET REALIZED AND UNREALIZED LOSS	(5,523,827)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,323,243)
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,200,584	$ 6,209,683
Net realized gain (loss)	(2,429,971)	2,489,142
Net change in unrealized appreciation (depreciation)	(3,093,856)	21,687,178
Net increase (decrease) in net assets resulting from operations	(3,323,243)	30,386,003
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,592,542)
Service Class	—	(1,579,317)
	—	(7,171,859)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,119,600	3,991,702
Service Class	3,557,528	18,516,424
Reinvestment of dividends and distributions:
Standard Class	—	5,592,542
Service Class	—	1,579,317
	5,677,128	29,679,985
Cost of shares redeemed:
Standard Class	(10,773,805)	(27,413,421)
Service Class	(4,440,161)	(11,393,950)
	(15,213,966)	(38,807,371)
Decrease in net assets derived from capital share transactions	(9,536,838)	(9,127,386)
NET INCREASE (DECREASE) IN NET ASSETS	(12,860,081)	14,086,758
NET ASSETS:
Beginning of period	239,593,987	225,507,229
End of period	$226,733,906	$239,593,987
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund–14

LVIP JPMorgan Retirement Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17 [2]	12/31/16	12/31/15
Net asset value, beginning of period	$ 12.562	$ 11.370	$ 14.163	$ 13.548	$ 13.751	$ 14.896
Income (loss) from investment operations:
Net investment income[3]	0.122	0.330	0.310	0.316	0.297	0.348
Net realized and unrealized gain (loss)	(0.280)	1.254	(0.862)	1.162	0.353	(0.491)
Total from investment operations	(0.158)	1.584	(0.552)	1.478	0.650	(0.143)
Less dividends and distributions from:
Net investment income	—	(0.392)	(0.349)	(0.359)	(0.352)	(0.402)
Net realized gain	—	—	(1.892)	(0.504)	(0.501)	(0.600)
Total dividends and distributions	—	(0.392)	(2.241)	(0.863)	(0.853)	(1.002)
Net asset value, end of period	$ 12.404	$ 12.562	$ 11.370	$ 14.163	$ 13.548	$ 13.751
Total return[4]	(1.26%)	13.93%	(4.53%)	10.96%	4.71%	(0.94%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$172,224	$183,336	$182,539	$223,079	$226,619	$247,317
Ratio of expenses to average net assets[5]	0.49%	0.47%	0.46%	0.54%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.90%	0.88%	0.87%	0.89%	0.88%	0.88%
Ratio of net investment income to average net assets	2.01%	2.69%	2.31%	2.22%	2.13%	2.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.60%	2.28%	1.90%	1.87%	1.97%	2.18%
Portfolio turnover	26%	35%	44%	192%	161%	140%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, J.P. Morgan Investment Management, Inc. replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund–15

LVIP JPMorgan Retirement Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17 [2]	12/31/16	12/31/15
Net asset value, beginning of period	$ 12.554	$ 11.367	$ 14.161	$ 13.548	$ 13.751	$ 14.895
Income (loss) from investment operations:
Net investment income[3]	0.106	0.300	0.275	0.281	0.262	0.310
Net realized and unrealized gain (loss)	(0.279)	1.250	(0.859)	1.159	0.353	(0.489)
Total from investment operations	(0.173)	1.550	(0.584)	1.440	0.615	(0.179)
Less dividends and distributions from:
Net investment income	—	(0.363)	(0.318)	(0.323)	(0.317)	(0.365)
Net realized gain	—	—	(1.892)	(0.504)	(0.501)	(0.600)
Total dividends and distributions	—	(0.363)	(2.210)	(0.827)	(0.818)	(0.965)
Net asset value, end of period	$ 12.381	$ 12.554	$ 11.367	$ 14.161	$ 13.548	$ 13.751
Total return[4]	(1.38%)	13.64%	(4.76%)	10.68%	4.45%	(1.18%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 54,510	$ 56,258	$ 42,968	$ 44,746	$41,617	$ 43,968
Ratio of expenses to average net assets[5]	0.74%	0.72%	0.71%	0.79%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.15%	1.13%	1.12%	1.14%	1.13%	1.13%
Ratio of net investment income to average net assets	1.76%	2.44%	2.06%	1.97%	1.88%	2.08%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.35%	2.03%	1.65%	1.62%	1.72%	1.93%
Portfolio turnover	26%	35%	44%	192%	161%	140%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, J.P. Morgan Investment Management, Inc. replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund–16

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Retirement Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests a substantial portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), advised by J.P. Morgan or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may also invest in individual securities. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek to provide current income and some capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
LVIP JPMorgan Retirement Income Fund–17

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.
 Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2020, the waiver amount is 0.323% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to May 1, 2020, the waiver amount was 0.354% of the Fund’s average daily net assets.
Effective May 1, 2020, LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.507% of the Fund’s average daily net assets for the Standard Class and 0.757% for the Service Class. The waiver and/or reimbursemenet is acrrued daily and received monthly. This agreement will continue through at least April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   Prior to May 1, 2020, LIAC had contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.476% the Fund’s average daily net assets for the Standard Class and 0.726% for the Service Class.
LVIP JPMorgan Retirement Income Fund–18

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 72,128	$ 72,128
J.P. Morgan Investment Management, Inc. (“JPM”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays JPM a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$7,127
Legal	1,271
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18,372 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$20,116
Management fees payable to LIAC	79,495
Distribution fees payable to LFD	11,171
Printing and mailing fees payable to Lincoln Life	20,434
Shareholder servicing fees payable to Lincoln Life	5,399
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP JPMorgan Retirement Income Fund–19

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$54,824,483
Purchases of U.S. government securities	3,675,137
Sales other than U.S. government securities	59,862,373
Sales of U.S. government securities	6,804,410
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$216,528,364
Aggregate unrealized appreciation of investments and derivatives	$ 15,080,429
Aggregate unrealized depreciation of investments and derivatives	(5,647,611)
Net unrealized appreciation of investments and derivatives	$ 9,432,818
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Retirement Income Fund–20

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$11,052,804	$—	$ 11,052,804
Agency Commercial Mortgage-Backed Securities	—	4,764,025	—	4,764,025
Agency Mortgage-Backed Securities	—	6,149,245	—	6,149,245
Corporate Bonds	—	21,333,887	—	21,333,887
Non-Agency Asset-Backed Securities	—	7,090,765	—	7,090,765
Non-Agency Collateralized Mortgage Obligations	—	805,814	—	805,814
Non-Agency Commercial Mortgage-Backed Securities	—	9,416,551	—	9,416,551
U.S. Treasury Obligations	—	21,011,106	—	21,011,106
Investment Companies	139,665,710	—	—	139,665,710
Money Market Fund	4,288,642	—	—	4,288,642
Total Investments	$143,954,352	$81,624,197	$—	$225,578,549
Derivatives:

Assets:
Futures Contracts	$474,926	$—	$—	$474,926
Liabilities:
Futures Contracts	$ (92,293)	$—	$—	$ (92,293)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	175,220	325,236
Service Class	295,513	1,501,895
Shares reinvested:
Standard Class	—	444,580
Service Class	—	125,646
	470,733	2,397,357
Shares redeemed:
Standard Class	(884,948)	(2,229,307)
Service Class	(373,826)	(926,465)
	(1,258,774)	(3,155,772)
Net decrease	(788,041)	(758,415)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP JPMorgan Retirement Income Fund–21

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2020, the Fund pledged securities with a value of $2,928,272 as collateral for futures contracts.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to facilitate investments in portfolio securities and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$435,139	Receivables and other assets net of liabilities	$(40,960)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	39,787	Receivables and other assets net of liabilities	(51,333)
Total		$474,926		$(92,293)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,316,474)	$ 298,318
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(54,083)	(141,919)
Total		$(2,370,557)	$ 156,399
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$33,260,351	$20,021,200
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
LVIP JPMorgan Retirement Income Fund–22

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and
LVIP JPMorgan Retirement Income Fund–23

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 8. Recent Accounting Pronouncements (continued)
the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Retirement Income Fund–24

LVIP JPMorgan Retirement Income Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP JPMorgan Retirement Income Fund–25

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$833.10	0.79%	$3.60
Service Class Shares	1,000.00	832.10	1.04%	4.74
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.90	0.79%	$3.97
Service Class Shares	1,000.00	1,019.70	1.04%	5.22

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	90.81%
Aerospace & Defense	0.48%
Air Freight & Logistics	0.17%
Airlines	0.63%
Auto Components	0.53%
Banks	6.09%
Beverages	1.01%
Biotechnology	0.96%
Building Products	1.11%
Capital Markets	4.63%
Chemicals	1.44%
Communications Equipment	0.76%
Construction & Engineering	0.20%
Construction Materials	0.67%
Consumer Finance	0.49%
Containers & Packaging	2.60%
Distributors	0.57%
Diversified Consumer Services	0.11%
Diversified Financial Services	0.47%
Diversified Telecommunication Services	0.68%
Electric Utilities	3.69%
Electrical Equipment	2.02%
Electronic Equipment, Instruments & Components	3.38%
Energy Equipment & Services	0.13%
Entertainment	0.44%
Equity Real Estate Investment Trusts	8.84%
Food & Staples Retailing	1.39%
Food Products	1.30%
Gas Utilities	0.65%
Health Care Equipment & Supplies	1.59%
Health Care Providers & Services	5.26%
Health Care Technology	0.02%
Hotels, Restaurants & Leisure	0.56%
Household Durables	1.95%
Household Products	0.91%
Independent Power and Renewable Electricity Producers	0.51%
Industrial Conglomerates	0.74%
Insurance	4.74%
Interactive Media & Services	0.36%
Internet & Direct Marketing Retail	0.52%
IT Services	1.83%
Leisure Products	0.05%
Life Sciences Tools & Services	0.30%
Machinery	4.43%
Media	2.88%
Security Type/Sector	Percentage of Net Assets
Metals & Mining	0.26%
Mortgage Real Estate Investment Trusts (REITs)	0.06%
Multiline Retail	0.57%
Multi-Utilities	3.11%
Oil, Gas & Consumable Fuels	3.77%
Personal Products	0.23%
Pharmaceuticals	0.88%
Professional Services	0.38%
Real Estate Management & Development	0.95%
Road & Rail	0.28%
Semiconductors & Semiconductor Equipment	1.38%
Software	1.41%
Specialty Retail	2.88%
Technology Hardware, Storage & Peripherals	1.03%
Textiles, Apparel & Luxury Goods	0.89%
Thrifts & Mortgage Finance	0.06%
Tobacco	0.25%
Trading Companies & Distributors	0.29%
Water Utilities	0.04%
Rights	0.00%
Money Market Fund	5.66%
Total Investments	96.47%
Receivables and Other Assets Net of Liabilities	3.53%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Ameriprise Financial	1.52%
Xcel Energy	1.18%
Zimmer Biomet Holdings	1.17%
Best Buy	1.17%
CMS Energy	1.11%
WEC Energy Group	1.08%
AutoZone	1.06%
T. Rowe Price Group	1.05%
Loews	1.03%
AmerisourceBergen	0.91%
Total	11.28%

IT–Information Technology

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–90.81%
Aerospace & Defense–0.48%
†Axon Enterprise	950	$ 93,223
Curtiss-Wright	7,950	709,776
HEICO Class A	3,750	304,650
Huntington Ingalls Industries	1,385	241,669
Northrop Grumman	2,440	750,154
Raytheon Technologies	6,480	399,298
Spirit AeroSystems Holdings Class A	3,800	90,972
†Teledyne Technologies	475	147,701
Textron	2,500	82,275
		2,819,718
Air Freight & Logistics–0.17%
CH Robinson Worldwide	3,000	237,180
Expeditors International of Washington	6,600	501,864
†XPO Logistics	3,200	247,200
		986,244
Airlines–0.63%
†Alaska Air Group	10,900	395,234
†Delta Air Lines	9,880	277,134
†JetBlue Airways	40,000	436,000
†Southwest Airlines	77,541	2,650,351
		3,758,719
Auto Components–0.53%
BorgWarner	79,699	2,813,374
†Lear	3,190	347,774
		3,161,148
Banks–6.09%
Bank of America	93,500	2,220,625
Citigroup	32,560	1,663,816
Citizens Financial Group	176,144	4,445,874
Fifth Third Bancorp	241,992	4,665,606
First Horizon National	23,100	230,076
First Republic Bank	33,172	3,515,900
Huntington Bancshares	271,878	2,456,418
KeyCorp	12,200	148,596
M&T Bank	49,773	5,174,899
Popular	37,540	1,395,362
Regions Financial	297,089	3,303,630
Signature Bank	2,450	261,954
Sterling Bancorp	34,360	402,699
†SVB Financial Group	1,075	231,695
TCF Financial	91,614	2,695,284
Truist Financial	21,070	791,178
Western Alliance Bancorp	11,170	423,008
Zions Bancorp	60,410	2,053,940
		36,080,560
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages–1.01%
Constellation Brands Class A	21,991	$ 3,847,325
Keurig Dr Pepper	76,044	2,159,650
		6,006,975
Biotechnology–0.96%
AbbVie	18,195	1,786,385
†Alexion Pharmaceuticals	4,790	537,630
Amgen	3,940	929,288
†Biogen	2,030	543,126
†BioMarin Pharmaceutical	1,300	160,342
†Bluebird Bio	4,600	280,784
†Exelixis	6,200	147,188
Gilead Sciences	4,060	312,376
†Incyte	850	88,375
†Moderna	11,600	744,836
†Neurocrine Biosciences	1,400	170,800
†Sarepta Therapeutics	75	12,026
		5,713,156
Building Products–1.11%
Fortune Brands Home & Security	67,802	4,334,582
Masco	7,300	366,533
Owens Corning	13,610	758,893
Trane Technologies	12,650	1,125,597
		6,585,605
Capital Markets–4.63%
Affiliated Managers Group	650	48,464
Ameriprise Financial	59,870	8,982,895
Cboe Global Markets	250	23,320
Evercore Class A	1,300	76,596
Invesco	7,800	83,928
KKR & Co Class A	3,400	104,992
Lazard Class A	1,300	37,219
LPL Financial Holdings	12,250	960,400
Morningstar	3,450	486,347
Northern Trust	54,507	4,324,585
Raymond James Financial	62,457	4,298,915
State Street	24,400	1,550,620
T. Rowe Price Group	50,423	6,227,240
Virtu Financial Class A	10,000	236,000
		27,441,521
Chemicals–1.44%
†Axalta Coating Systems	21,680	488,884
Cabot	690	25,564
Celanese	5,490	474,007
CF Industries Holdings	18,890	531,565
DuPont de Nemours	6,780	360,221
Eastman Chemical	3,820	266,025
Huntsman	69,290	1,245,141
LyondellBasell Industries Class A	1,930	126,840
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Sherwin-Williams	7,890	$ 4,559,236
Valvoline	23,600	456,188
		8,533,671
Communications Equipment–0.76%
†Ciena	1,600	86,656
Cisco Systems	22,860	1,066,190
†CommScope Holding	121,465	1,011,803
†F5 Networks	5,050	704,374
Motorola Solutions	11,797	1,653,114
		4,522,137
Construction & Engineering–0.20%
†AECOM	15,080	566,707
†MasTec	14,360	644,333
		1,211,040
Construction Materials–0.67%
Martin Marietta Materials	19,209	3,968,003
		3,968,003
Consumer Finance–0.49%
Ally Financial	12,440	246,685
American Express	5,050	480,760
Discover Financial Services	42,976	2,152,668
		2,880,113
Containers & Packaging–2.60%
Ardagh Group	17,500	225,925
Avery Dennison	1,390	158,585
Ball	58,544	4,068,223
†Berry Global Group	13,400	593,888
†Crown Holdings	11,740	764,626
Graphic Packaging Holding	50,900	712,091
Packaging Corp. of America	22,586	2,254,083
Silgan Holdings	121,455	3,933,927
WestRock	95,099	2,687,498
		15,398,846
Distributors–0.57%
Genuine Parts	30,927	2,689,412
†LKQ	26,100	683,820
		3,373,232
Diversified Consumer Services–0.11%
†frontdoor	3,950	175,104
H&R Block	33,350	476,238
		651,342
Diversified Financial Services–0.47%
†Berkshire Hathaway Class B	8,280	1,478,063
Equitable Holdings	25,400	489,966
Jefferies Financial Group	2,900	45,095
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
Voya Financial	16,160	$ 753,864
		2,766,988
Diversified Telecommunication Services–0.68%
AT&T	19,850	600,066
CenturyLink	71,280	714,938
Verizon Communications	48,650	2,682,074
		3,997,078
Electric Utilities–3.69%
American Electric Power	5,890	469,079
Edison International	83,544	4,537,275
Entergy	54,098	5,074,933
Exelon	36,530	1,325,674
FirstEnergy	6,100	236,558
NextEra Energy	1,600	384,272
NRG Energy	54,480	1,773,869
OGE Energy	8,050	244,398
†PG&E	18,000	159,660
Southern	12,360	640,866
Xcel Energy	111,568	6,973,000
		21,819,584
Electrical Equipment–2.02%
Acuity Brands	33,603	3,217,151
AMETEK	50,825	4,542,230
Eaton	6,320	552,874
Hubbell	26,276	3,293,959
Regal Beloit	3,900	340,548
		11,946,762
Electronic Equipment, Instruments & Components–3.38%
Amphenol Class A	45,694	4,377,942
†Arrow Electronics	24,650	1,693,209
Avnet	22,000	613,470
CDW	37,667	4,376,152
Dolby Laboratories Class A	23,300	1,534,771
†Keysight Technologies	30,271	3,050,711
National Instruments	8,500	329,035
†SYNNEX	33,760	4,043,435
		20,018,725
Energy Equipment & Services–0.13%
Baker Hughes	20,020	308,108
†National Oilwell Varco	7,800	95,550
TechnipFMC	51,720	353,765
		757,423
Entertainment–0.44%
Activision Blizzard	1,350	102,465
†Electronic Arts	10,710	1,414,255
†Live Nation Entertainment	3,800	168,454
†Roku	1,400	163,142

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Take-Two Interactive Software	5,450	$ 760,657
		2,608,973
Equity Real Estate Investment Trusts–8.84%
Alexandria Real Estate Equities	1,250	202,812
American Campus Communities	44,380	1,551,525
American Homes 4 Rent Class A	117,193	3,152,492
American Tower	3,260	842,840
Americold Realty Trust	4,800	174,240
AvalonBay Communities	29,448	4,553,839
Boston Properties	47,981	4,336,523
Brandywine Realty Trust	2,200	23,958
†Brixmor Property Group	179,377	2,299,613
Camden Property Trust	1,075	98,061
Cousins Properties	1,600	47,728
Douglas Emmett	1,460	44,763
Duke Realty	10,100	357,439
Empire State Realty Trust Class A	1,800	12,600
†EPR Properties	1,000	33,130
Equinix	1,020	716,346
Equity LifeStyle Properties	3,885	242,735
Essex Property Trust	14,537	3,331,444
Extra Space Storage	2,270	209,680
Federal Realty Investment Trust	37,233	3,172,624
Gaming and Leisure Properties	14,498	501,631
Healthcare Trust of America Class A	1,000	26,520
Highwoods Properties	1,300	48,529
†Host Hotels & Resorts	173,163	1,868,429
Hudson Pacific Properties	3,250	81,770
Invitation Homes	47,060	1,295,562
JBG SMITH Properties	52,512	1,552,780
Kilroy Realty	6,880	403,856
†Kimco Realty	174,967	2,246,576
Medical Properties Trust	5,900	110,920
Mid-America Apartment Communities	399	45,753
†Outfront Media	108,651	1,539,585
Paramount Group	90,370	696,753
†Park Hotels & Resorts	3,100	30,659
Rayonier	121,899	3,021,876
Realty Income	5,900	351,050
Regency Centers	42,275	1,940,000
SL Green Realty	1,960	96,608
STORE Capital	13,970	332,626
Sun Communities	1,900	257,792
Ventas	38,168	1,397,712
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
VEREIT	70,660	$ 454,344
VICI Properties	35,500	716,745
Vornado Realty Trust	73,935	2,825,056
Weingarten Realty Investors	3,200	60,576
†Weyerhaeuser	134,241	3,015,053
WP Carey	29,866	2,020,435
		52,343,588
Food & Staples Retailing–1.39%
Kroger	143,756	4,866,141
†Sprouts Farmers Market	61,400	1,571,226
†U.S. Foods Holding	63,686	1,255,888
Walgreens Boots Alliance	13,270	562,515
		8,255,770
Food Products–1.30%
Archer-Daniels-Midland	14,750	588,525
Hershey	3,000	388,860
Kraft Heinz	22,710	724,222
†Pilgrim's Pride	43,330	731,844
†Post Holdings	40,878	3,581,730
†TreeHouse Foods	8,240	360,912
Tyson Foods Class A	22,420	1,338,698
		7,714,791
Gas Utilities–0.65%
National Fuel Gas	91,213	3,824,561
		3,824,561
Health Care Equipment & Supplies–1.59%
Cooper	100	28,364
DENTSPLY SIRONA	5,100	224,706
Hill-Rom Holdings	3,300	362,274
†Hologic	17,300	986,100
†ICU Medical	1,000	184,310
†SmileDirectClub	60,600	478,740
Teleflex	600	218,388
Zimmer Biomet Holdings	58,202	6,946,991
		9,429,873
Health Care Providers & Services–5.26%
AmerisourceBergen	53,660	5,407,318
Anthem	6,550	1,722,519
Cardinal Health	15,000	782,850
†Centene	22,850	1,452,118
Cigna	24,854	4,663,853
CVS Health	6,620	430,102
†DaVita	4,200	332,388
†Henry Schein	49,256	2,876,058
Humana	6,967	2,701,454
†Laboratory Corp of America Holdings	32,511	5,400,402
McKesson	7,177	1,101,095
†Premier Class A	15,400	527,912

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Universal Health Services Class B	40,515	$ 3,763,438
		31,161,507
Health Care Technology–0.02%
†Change Healthcare	8,704	97,485
		97,485
Hotels, Restaurants & Leisure–0.56%
†Darden Restaurants	9,680	733,454
Domino's Pizza	2,250	831,240
Dunkin' Brands Group	7,980	520,535
†Hilton Worldwide Holdings	2,100	154,245
Wendy's	6,100	132,858
Wyndham Destinations	32,410	913,314
		3,285,646
Household Durables–1.95%
DR Horton	10,010	555,054
Garmin	4,600	448,500
†Mohawk Industries	35,867	3,649,826
Newell Brands	282,128	4,480,193
PulteGroup	62,720	2,134,362
†Tempur Sealy International	3,700	266,215
		11,534,150
Household Products–0.91%
Energizer Holdings	74,334	3,530,122
Procter & Gamble	15,680	1,874,857
		5,404,979
Independent Power and Renewable Electricity Producers–0.51%
AES	74,900	1,085,301
Clearway Energy Class A	6,180	129,595
Vistra Energy	97,950	1,823,829
		3,038,725
Industrial Conglomerates–0.74%
Carlisle	36,612	4,381,358
		4,381,358
Insurance–4.74%
Alleghany	4,985	2,438,363
Allstate	17,260	1,674,047
American Financial Group	2,820	178,957
American National Insurance	400	28,828
†Arch Capital Group	2,970	85,091
Assurant	390	40,283
Assured Guaranty	8,770	214,076
Axis Capital Holdings	3,100	125,736
Everest Re Group	1,625	335,075
Fidelity National Financial	27,520	843,763
First American Financial	6,375	306,128
Hanover Insurance Group	2,660	269,538
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hartford Financial Services Group	115,381	$ 4,447,938
Loews	178,491	6,120,456
Marsh & McLennan	36,620	3,931,889
MetLife	6,390	233,363
Progressive	42,940	3,439,923
Reinsurance Group of America	300	23,532
Travelers	6,120	697,986
WR Berkley	45,756	2,621,361
		28,056,333
Interactive Media & Services–0.36%
†Alphabet Class A	310	439,596
†Alphabet Class C	225	318,062
†InterActiveCorp	2,450	792,330
†Twitter	20,200	601,758
		2,151,746
Internet & Direct Marketing Retail–0.52%
eBay	19,340	1,014,383
†Expedia Group	20,479	1,683,374
†Qurate Retail	39,350	373,825
		3,071,582
IT Services–1.83%
†Black Knight	7,821	567,492
†DXC Technology	104,420	1,722,930
Fidelity National Information Services	5,414	725,963
†Fiserv	6,100	595,482
Global Payments	2,497	423,541
International Business Machines	3,640	439,603
Jack Henry & Associates	17,348	3,192,552
KBR	14,400	324,720
Leidos Holdings	10,050	941,384
Mastercard Class A	2,660	786,562
†Sabre	38,123	307,271
Science Applications International	9,620	747,282
Switch Class A	4,100	73,062
		10,847,844
Leisure Products–0.05%
Hasbro	1,800	134,910
†Mattel	13,800	133,446
		268,356
Life Sciences Tools & Services–0.30%
Agilent Technologies	6,600	583,242
†IQVIA Holdings	5,490	778,921
†PPD	9,000	241,200

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Repligen	1,300	$ 160,693
		1,764,056
Machinery–4.43%
Caterpillar	6,850	866,525
Crane	6,570	390,652
Deere & Co.	6,420	1,008,903
IDEX	25,280	3,995,251
†Ingersoll Rand	11,115	312,554
ITT	71,938	4,225,638
Lincoln Electric Holdings	47,284	3,983,204
†Middleby	47,234	3,728,652
PACCAR	20,870	1,562,120
Rexnord	12,260	357,379
Snap-on	30,917	4,282,314
Timken	33,100	1,505,719
		26,218,911
Media–2.88%
†Charter Communications Class A	1,930	984,377
†Discovery Class A	20,280	427,908
†Discovery Class C	201,054	3,872,300
†DISH Network Class A	54,797	1,891,044
†Fox Class B	17,700	475,068
†Liberty Broadband Class C	28,088	3,481,789
†Liberty Media-Liberty SiriusXM Class C	140,216	4,830,441
Nexstar Media Group Class A	6,630	554,865
Omnicom Group	9,610	524,706
		17,042,498
Metals & Mining–0.26%
†Freeport-McMoRan	17,700	204,789
Newmont	13,235	817,129
Nucor	1,500	62,115
Reliance Steel & Aluminum	350	33,225
Steel Dynamics	15,640	408,048
		1,525,306
Mortgage Real Estate Investment Trusts (REITs)–0.06%
AGNC Investment	3,500	45,150
New Residential Investment	4,900	36,407
Starwood Property Trust	17,000	254,320
		335,877
Multiline Retail–0.57%
Dollar General	3,550	676,311
†Kohl's	71,335	1,481,628
†Nordstrom	53,400	827,166
Target	3,410	408,961
		3,394,066
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–3.11%
CenterPoint Energy	5,670	$ 105,859
CMS Energy	112,847	6,592,522
Consolidated Edison	2,700	194,211
MDU Resources Group	6,500	144,170
Sempra Energy	42,713	5,007,245
WEC Energy Group	73,014	6,399,677
		18,443,684
Oil, Gas & Consumable Fuels–3.77%
Cabot Oil & Gas	207,509	3,565,005
†Cheniere Energy	21,760	1,051,443
Chevron	11,080	988,668
Cimarex Energy	2,000	54,980
Concho Resources	1,640	84,460
ConocoPhillips	16,430	690,389
Diamondback Energy	121,664	5,087,989
EOG Resources	6,090	308,519
†EQT	172,871	2,057,165
Equitrans Midstream	174,065	1,446,480
HollyFrontier	21,300	621,960
Kinder Morgan	18,860	286,106
Murphy Oil	6,700	92,460
ONEOK	17,620	585,336
Phillips 66	8,750	629,125
Pioneer Natural Resources	1,900	185,630
Valero Energy	1,630	95,877
Williams	234,679	4,463,595
		22,295,187
Personal Products–0.23%
†Coty Class A	135,436	605,399
†Herbalife Nutrition	16,910	760,612
		1,366,011
Pharmaceuticals–0.88%
Bristol-Myers Squibb	26,930	1,583,484
†Elanco Animal Health	12,000	257,400
†Jazz Pharmaceuticals	7,080	781,207
Johnson & Johnson	4,900	689,087
†Mylan	36,600	588,528
†Nektar Therapeutics	12,300	284,868
Perrigo	4,800	265,296
Pfizer	22,510	736,077
		5,185,947
Professional Services–0.38%
†CoStar Group	1,200	852,804
†FTI Consulting	2,200	252,010
ManpowerGroup	3,100	213,125
Nielsen Holdings	7,500	111,450
TransUnion	9,700	844,288
		2,273,677

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.95%
†CBRE Group Class A	98,772	$ 4,466,470
†Cushman & Wakefield	93,405	1,163,826
		5,630,296
Road & Rail–0.28%
CSX	18,920	1,319,481
Landstar System	1,260	141,510
Schneider National Class B	8,500	209,695
		1,670,686
Semiconductors & Semiconductor Equipment–1.38%
Analog Devices	25,894	3,175,640
Applied Materials	8,650	522,892
Broadcom	2,210	697,498
Intel	4,360	260,859
Lam Research	7,010	2,267,455
†ON Semiconductor	17,560	348,039
QUALCOMM	9,780	892,034
		8,164,417
Software–1.41%
†FireEye	49,500	602,662
†J2 Global	4,870	307,833
†Medallia	7,600	191,824
Oracle	25,810	1,426,519
†Palo Alto Networks	2,475	568,433
†Pluralsight Class A	14,300	258,115
†Proofpoint	6,150	683,388
†Synopsys	21,966	4,283,370
		8,322,144
Specialty Retail–2.88%
Advance Auto Parts	4,150	591,168
†AutoZone	5,555	6,266,707
Best Buy	79,383	6,927,754
†Burlington Stores	475	93,542
Dick's Sporting Goods	14,600	602,396
†Foot Locker	4,400	128,304
†Gap	179,804	2,269,126
†Ulta Beauty	200	40,684
Williams-Sonoma	1,500	123,015
		17,042,696
Technology Hardware, Storage & Peripherals–1.03%
†Dell Technologies Class C	28,729	1,578,371
†NCR	80,700	1,397,724
NetApp	19,690	873,645
†Pure Storage Class A	8,200	142,106
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Western Digital	7,500	$ 331,125
†Xerox Holdings	116,060	1,774,558
		6,097,529
Textiles, Apparel & Luxury Goods–0.89%
†Carter's	18,786	1,516,030
†PVH	15,406	740,258
†Ralph Lauren	41,823	3,033,004
		5,289,292
Thrifts & Mortgage Finance–0.06%
MGIC Investment	41,900	343,161
		343,161
Tobacco–0.25%
Altria Group	37,870	1,486,398
		1,486,398
Trading Companies & Distributors–0.29%
†HD Supply Holdings	8,900	308,385
†United Rentals	2,830	421,783
†Univar Solutions	30,800	519,288
WW Grainger	1,575	494,802
		1,744,258
Water Utilities–0.04%
American Water Works	1,000	126,260
Essential Utilities	1,900	80,256
		206,516
Total Common Stock (Cost $484,124,508)		537,718,470
RIGHTS–0.00%
†Bristol-Myers Squibb	1,520	5,442
Total Rights (Cost $3,238)		5,442

MONEY MARKET FUND–5.66%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	33,488,932	33,488,932
Total Money Market Fund (Cost $33,488,932)		33,488,932

TOTAL INVESTMENTS–96.47% (Cost $517,616,678)	571,212,844
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.53%	20,905,282
NET ASSETS APPLICABLE TO 40,963,922 SHARES OUTSTANDING–100.00%	$592,118,126
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($33,661,996 / 2,309,983 Shares)	$14.572
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($558,456,130 / 38,653,939 Shares)	$14.448
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$571,533,203
Distributable earnings/(accumulated loss)	20,584,923
TOTAL NET ASSETS	$592,118,126

† Non-income producing.
★ Includes $24,145,961 cash collateral held at broker for futures contracts, $4,504,119 payable for securities purchased, $66,626 payable for fund shares redeemed, $1 foreign currencies due to custodian, $40,827 other accrued expenses payable, $509,473 due to manager and affiliates and $3,035,927 variation margin due to broker on futures contracts as of June 30, 2020.

The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(32)	British Pound	$ (2,479,400)	$ (2,533,225)	9/14/20	$ 53,825	$ —
(29)	Euro	(4,079,394)	(4,111,230)	9/14/20	31,836	—
(25)	Japanese Yen	(2,897,187)	(2,916,100)	9/14/20	18,913	—
					104,574	—
Equity Contracts:
(653)	E-mini S&P 500 Index	(100,895,030)	(101,334,010)	9/18/20	438,980	—
(866)	E-mini S&P MidCap 400 Index	(154,070,060)	(153,684,578)	9/18/20	—	(385,482)
7	E-mini S&P MidCap 400 Index	1,245,370	1,230,524	9/18/20	14,846	—
(112)	Euro STOXX 50 Index	(4,055,564)	(3,916,141)	9/18/20	—	(139,423)
(32)	FTSE 100 Index	(2,437,559)	(2,380,677)	9/18/20	—	(56,882)
(14)	Nikkei 225 Index (OSE)	(2,887,520)	(2,906,977)	9/10/20	19,457	—
					473,283	(581,787)
Total Futures Contracts					$577,857	$(581,787)

[1]	See Note 5 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,741,383
Foreign taxes withheld	(4,482)
6,736,901
EXPENSES:
Management fees	2,127,810
Distribution fees-Service Class	712,387
Shareholder servicing fees	87,612
Accounting and administration expenses	87,088
Reports and statements to shareholders	34,891
Professional fees	19,728
Custodian fees	14,009
Trustees’ fees and expenses	8,685
Pricing fees	3,137
Consulting fees	2,264
Other	6,124
3,103,735
Less:
Management fees waived	(4,912)
Total operating expenses	3,098,823
NET INVESTMENT INCOME	3,638,078
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(3,896,845)
Futures contracts	(5,624,106)
Net realized loss	(9,520,951)
Net change in unrealized appreciation (depreciation) of:
Investments	(105,634,733)
Foreign currencies	(1,810)
Futures contracts	(374,323)
Net change in unrealized appreciation (depreciation)	(106,010,866)
NET REALIZED AND UNREALIZED LOSS	(115,531,817)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(111,893,739)
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,638,078	$ 6,612,311
Net realized loss	(9,520,951)	(26,791,646)
Net change in unrealized appreciation (depreciation)	(106,010,866)	116,479,547
Net increase (decrease) in net assets resulting from operations	(111,893,739)	96,300,212
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(827,037)
Service Class	—	(12,430,858)
Return of capital:
Standard Class	—	(7,855)
Service Class	—	(118,065)
	—	(13,383,815)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,037,435	3,409,218
Service Class	44,526,134	39,303,627
Reinvestment of dividends and distributions:
Standard Class	—	834,892
Service Class	—	12,548,923
	47,563,569	56,096,660
Cost of shares redeemed:
Standard Class	(1,647,472)	(3,603,621)
Service Class	(21,458,823)	(66,057,941)
	(23,106,295)	(69,661,562)
Increase (decrease) in net assets derived from capital share transactions	24,457,274	(13,564,902)
NET INCREASE (DECREASE) IN NET ASSETS	(87,436,465)	69,351,495
NET ASSETS:
Beginning of period	679,554,591	610,203,096
End of period	$ 592,118,126	$679,554,591
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–10

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 17.492	$ 15.396	$ 17.735	$ 15.618	$ 14.299	$ 15.623
Income (loss) from investment operations:
Net investment income[4]	0.111	0.207	0.217	0.164	0.138	0.113
Net realized and unrealized gain (loss)	(3.031)	2.271	(2.311)	2.129	1.294	(1.322)
Total from investment operations	(2.920)	2.478	(2.094)	2.293	1.432	(1.209)
Less dividends and distributions from:
Net investment income	—	(0.208)	(0.245)	(0.176)	(0.113)	(0.103)
Net realized gain	—	(0.172)	—	—	—	—
Return of capital	—	(0.002)	—	—	—	(0.012)
Total dividends and distributions	—	(0.382)	(0.245)	(0.176)	(0.113)	(0.115)
Net asset value, end of period	$ 14.572	$ 17.492	$ 15.396	$ 17.735	$ 15.618	$ 14.299
Total return[5]	(16.69%)	16.16%	(11.80%)	14.69%	10.01%	(7.74%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 33,662	$ 38,767	$ 33,519	$ 41,504	$ 36,086	$ 32,080
Ratio of expenses to average net assets	0.79%	0.78%	0.78%	0.77%	0.78%	0.80%
Ratio of net investment income to average net assets	1.44%	1.24%	1.24%	0.99%	0.94%	0.74%
Portfolio turnover	31%	35%	35%	31%	77%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–11

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 17.363	$ 15.287	$ 17.605	$ 15.507	$ 14.202	$ 15.515
Income (loss) from investment operations:
Net investment income[4]	0.091	0.164	0.172	0.121	0.101	0.074
Net realized and unrealized gain (loss)	(3.006)	2.252	(2.289)	2.112	1.280	(1.310)
Total from investment operations	(2.915)	2.416	(2.117)	2.233	1.381	(1.236)
Less dividends and distributions from:
Net investment income	—	(0.166)	(0.201)	(0.135)	(0.076)	(0.065)
Net realized gain	—	(0.172)	—	—	—	—
Return of capital	—	(0.002)	—	—	—	(0.012)
Total dividends and distributions	—	(0.340)	(0.201)	(0.135)	(0.076)	(0.077)
Net asset value, end of period	$ 14.448	$ 17.363	$ 15.287	$ 17.605	$ 15.507	$ 14.202
Total return[5]	(16.79%)	15.87%	(12.02%)	14.41%	9.72%	(7.96%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 558,456	$640,788	$ 576,684	$668,694	$568,907	$415,676
Ratio of expenses to average net assets	1.04%	1.03%	1.03%	1.02%	1.03%	1.05%
Ratio of net investment income to average net assets	1.19%	0.99%	0.99%	0.74%	0.69%	0.49%
Portfolio turnover	31%	35%	35%	31%	77%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–12

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–13

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.
 Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.
 In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $5,762 for the six months ended June 30, 2020. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $60 million of the Fund’s average daily net assets; 0.75% of the next $90 million; and 0.65% of the Fund’s average daily net assets in excess of $150 million.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1,2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$19,270
Legal	3,436
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $31,031 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–14

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$346,706
Distribution fees payable to LFD	116,991
Printing and mailing fees payable to Lincoln Life	31,404
Shareholder servicing fees payable to Lincoln Life	14,372
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$176,502,052
Sales	168,071,510
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$517,987,998
Aggregate unrealized appreciation of investments and derivatives	$102,821,533
Aggregate unrealized depreciation of investments and derivatives	(49,600,617)
Net unrealized appreciation of investments and derivatives	$ 53,220,916
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–15

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$537,718,470	$—	$—	$537,718,470
Rights	5,442	—	—	5,442
Money Market Fund	33,488,932	—	—	33,488,932
Total Investments	$571,212,844	$—	$—	$571,212,844
Derivatives:

Assets:
Futures Contracts	$ 577,857	$—	$—	$ 577,857
Liabilities:
Futures Contracts	$(581,787)	$—	$—	$(581,787)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	202,774	205,767
Service Class	3,108,492	2,410,956
Shares reinvested:
Standard Class	—	48,713
Service Class	—	740,151
	3,311,266	3,405,587
Shares redeemed:
Standard Class	(109,088)	(215,365)
Service Class	(1,359,123)	(3,971,101)
	(1,468,211)	(4,186,466)
Net increase (decrease)	1,843,055	(780,879)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund's investments and as a cash management tool.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–16

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$473,283	Receivables and other assets net of liabilities	$(581,787)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	104,574	Receivables and other assets net of liabilities	—
Total		$577,857		$(581,787)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(5,668,791)	$(477,302)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	44,685	102,979
Total		$(5,624,106)	$(374,323)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$10,191,358	$173,168,073
6. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–17

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–18

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent, and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources, and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule was lower than the current subadvisory fee for the Fund. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–19

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–20

LVIP Loomis Sayles Global Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Loomis Sayles Global Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Loomis Sayles Global Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,074.60	0.77%	$3.97
Service Class Shares	1,000.00	1,072.90	1.12%	5.77
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.00	0.77%	$3.87
Service Class Shares	1,000.00	1,019.30	1.12%	5.62

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Loomis Sayles Global Growth Fund–1

LVIP Loomis Sayles Global Growth Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Security Type/Country	Percentage of Net Assets
Common Stock	99.13%
Argentina	7.76%
Brazil	2.14%
China	16.48%
Denmark	1.01%
France	0.78%
Japan	2.35%
Netherlands	5.11%
Switzerland	8.91%
United Kingdom	5.45%
United States	49.14%
Money Market Fund	0.65%
Total Investments	99.78%
Receivables and Other Assets Net of Liabilities	0.22%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	2.95%
Air Freight & Logistics	1.27%
Beverages	2.62%
Capital Markets	1.15%
Energy Equipment & Services	1.07%
Food Products	1.98%
Hotels, Restaurants & Leisure	4.57%
Household Products	2.62%
Interactive Media & Services	14.93%
Internet & Direct Marketing Retail	22.89%
IT Services	7.82%
Machinery	5.27%
Personal Products	1.69%
Pharmaceuticals	7.94%
Professional Services	2.61%
Semiconductors & Semiconductor Equipment	3.60%
Software	13.10%
Textiles, Apparel & Luxury Goods	1.05%
Total	99.13%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Amazon.com	7.82%
MercadoLibre	7.76%
Alibaba Group Holding ADR	5.43%
Facebook Class A	5.13%
Visa Class A	4.54%
Roche Holding	4.48%
Alphabet Class A	4.17%
Oracle	3.91%
Microsoft	3.85%
Tencent Holdings	3.77%
Total	50.86%

ADR–American Depositary Receipt
IT–Information Technology
LVIP Loomis Sayles Global Growth Fund–2

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.13%
Argentina–7.76%
†MercadoLibre	25,777	$ 25,410,193
		25,410,193
Brazil–2.14%
Ambev ADR	2,653,655	7,005,649
		7,005,649
China–16.48%
†Alibaba Group Holding ADR	82,434	17,781,014
†Baidu ADR	50,570	6,062,837
Budweiser Brewing	534,613	1,565,044
■Tencent Holdings	192,800	12,354,213
†Trip.com Group ADR	236,377	6,126,892
†Yum China Holdings	209,204	10,056,436
		53,946,436
Denmark–1.01%
Novo Nordisk Class B	50,563	3,294,065
		3,294,065
France–0.78%
Sodexo	37,817	2,564,291
		2,564,291
Japan–2.35%
FANUC	43,000	7,708,605
		7,708,605
Netherlands–5.11%
†Adyen	7,368	10,724,077
NXP Semiconductors	52,567	5,994,741
		16,718,818
Switzerland–8.91%
Nestle	58,394	6,474,179
Novartis	92,074	8,021,580
Roche Holding	42,351	14,672,485
		29,168,244
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom–5.45%
Experian	243,671	$ 8,552,573
Reckitt Benckiser Group	41,007	3,772,579
Unilever CVA	103,532	5,520,089
		17,845,241
United States–49.14%
†Alphabet Class A	9,638	13,667,166
†Amazon.com	9,286	25,618,403
†Autodesk	26,460	6,328,967
†Boeing	52,751	9,669,258
Colgate-Palmolive	65,825	4,822,340
Core Laboratories	12,410	252,171
Deere & Co.	60,708	9,540,262
Expeditors International of Washington	54,828	4,169,121
†Facebook Class A	73,989	16,800,682
Microsoft	61,861	12,589,332
Oracle	231,709	12,806,556
QUALCOMM	63,617	5,802,507
†salesforce.com	59,531	11,151,942
Schlumberger	176,045	3,237,468
SEI Investments	68,783	3,781,689
†Under Armour Class A	354,525	3,453,074
Visa Class A	76,994	14,872,931
Yum! Brands	26,979	2,344,745
		160,908,614
Total Common Stock (Cost $277,648,300)		324,570,156

MONEY MARKET FUND–0.65%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.11%)	2,112,551	2,112,551
Total Money Market Fund (Cost $2,112,551)		2,112,551

TOTAL INVESTMENTS–99.78% (Cost $279,760,851)	326,682,707
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	729,230
NET ASSETS APPLICABLE TO 24,933,088 SHARES OUTSTANDING–100.00%	$327,411,937
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND STANDARD CLASS ($326,172,140 / 24,838,164 Shares)	$13.132
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND SERVICE CLASS ($1,239,797 / 94,924 Shares)	$13.061
LVIP Loomis Sayles Global Growth Fund–3

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$285,355,113
Distributable earnings/(accumulated loss)	42,056,824
TOTAL NET ASSETS	$327,411,937

† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
★ Includes $20,895 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $1,501 payable for securities purchased, $130,815 payable for fund shares redeemed, $12,899 other accrued expenses payable and $190,031 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund–4

LVIP Loomis Sayles Global Growth Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,469,655
Interest	12,546
Foreign taxes withheld	(204,947)
2,277,254
EXPENSES:
Management fees	1,101,916
Shareholder servicing fees	46,994
Accounting and administration expenses	36,097
Professional fees	18,442
Custodian fees	15,113
Pricing fees	13,013
Trustees’ fees and expenses	3,634
Distribution fees-Service Class	1,353
Reports and statements to shareholders	1,051
Consulting fees	984
Other	2,272
1,240,869
Plus/(Less):
Recoupment of prior expenses reduced by the Advisor	29,137
Expenses reimbursed	(20,895)
Total operating expenses	1,249,111
NET INVESTMENT INCOME	1,028,143
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(6,332,242)
Foreign currencies	(3,656)
Net realized loss	(6,335,898)
Net change in unrealized appreciation (depreciation) of:
Investments	28,458,406
Foreign currencies	6,677
Net change in unrealized appreciation (depreciation)	28,465,083
NET REALIZED AND UNREALIZED GAIN	22,129,185
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,157,328
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,028,143	$ 291,123
Net realized gain (loss)	(6,335,898)	484,888
Net change in unrealized appreciation (depreciation)	28,465,083	20,390,177
Net increase in net assets resulting from operations	23,157,328	21,166,188
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(282,278)
Service Class	—	(664)
	—	(282,942)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	16,629,552	319,587,023
Service Class	598,136	885,917
Reinvestment of dividends and distributions:
Standard Class	—	282,278
Service Class	—	664
	17,227,688	320,755,882
Cost of shares redeemed:
Standard Class	(72,145,355)	(9,668,695)
Service Class	(106,133)	(378,425)
	(72,251,488)	(10,047,120)
Increase (decrease) in net assets derived from capital share transactions	(55,023,800)	310,708,762
NET INCREASE (DECREASE) IN NET ASSETS	(31,866,472)	331,592,008
NET ASSETS:
Beginning of period	359,278,409	27,686,401
End of period	$327,411,937	$359,278,409
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund–5

LVIP Loomis Sayles Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended 12/31/19	5/1/18 to 12/31/18[2]

Net asset value, beginning of period	$ 12.220	$ 9.370	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.038	0.061	0.033
Net realized and unrealized gain (loss)	0.874	2.806	(0.643)
Total from investment operations	0.912	2.867	(0.610)
Less dividends and distributions from:
Net investment income	—	(0.014)	(0.020)
Net realized gain	—	(0.003)	—
Total dividends and distributions	—	(0.017)	(0.020)
Net asset value, end of period	$ 13.132	$ 12.220	$ 9.370
Total return[4]	7.46%	30.61%	(6.11%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$326,172	$358,653	$ 27,614
Ratio of expenses to average net assets[5]	0.77%	0.77%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.76%	0.86%	1.01%
Ratio of net investment income to average net assets[5]	0.63%	0.54%	0.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.64%	0.45%	0.24%
Portfolio turnover	17%	23%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped previously waived expenses during the six months ended June 30, 2020, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund–6

LVIP Loomis Sayles Global Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended 12/31/19	5/1/18 to 12/31/18[2]

Net asset value, beginning of period	$ 12.174	$ 9.363	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.017	0.021	0.009
Net realized and unrealized gain (loss)	0.870	2.801	(0.641)
Total from investment operations	0.887	2.822	(0.632)
Less dividends and distributions from:
Net investment income	—	(0.008)	(0.005)
Net realized gain	—	(0.003)	—
Total dividends and distributions	—	(0.011)	(0.005)
Net asset value, end of period	$ 13.061	$ 12.174	$ 9.363
Total return[4]	7.29%	30.14%	(6.32%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,240	$ 626	$ 73
Ratio of expenses to average net assets[5]	1.12%	1.12%	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	1.11%	1.21%	1.36%
Ratio of net investment income to average net assets[5]	0.28%	0.19%	0.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	0.29%	0.10%	(0.11%)
Portfolio turnover	17%	23%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped previously waived expenses during the six months ended June 30, 2020, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund–7

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Loomis Sayles Global Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020, and for all open tax years (years ended December 31, 2018–December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Loomis Sayles Global Growth Fund–8

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $8,826 for the six months ended June 30, 2020. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.68% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.77% of the average daily net assets for the Standard Class and 1.12% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC recouped $29,137 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 5,413	$ 5,413
Loomis, Sayles & Company, L.P. (’’Loomis Sayles’’) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Loomis Sayles a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$10,043
Legal	1,790
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP Loomis Sayles Global Growth Fund–9

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had receivables from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 20,895
Management fees payable to LIAC	181,868
Distribution fees payable to LFD	340
Printing and mailing fees payable to Lincoln Life	67
Shareholder servicing fees payable to Lincoln Life	7,756
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 55,218,705
Sales	107,533,099
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$279,760,851
Aggregate unrealized appreciation of investments	$ 59,618,848
Aggregate unrealized depreciation of investments	(12,696,992)
Net unrealized appreciation of investments	$ 46,921,856
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Loomis Sayles Global Growth Fund–10

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$ 25,410,193	$ —	$—	$ 25,410,193
Brazil	7,005,649	—	—	7,005,649
China	40,027,179	13,919,257	—	53,946,436
Denmark	—	3,294,065	—	3,294,065
France	—	2,564,291	—	2,564,291
Japan	—	7,708,605	—	7,708,605
Netherlands	16,718,818	—	—	16,718,818
Switzerland	—	29,168,244	—	29,168,244
United Kingdom	—	17,845,241	—	17,845,241
United States	160,908,614	—	—	160,908,614
Money Market Fund	2,112,551	—	—	2,112,551
Total Investments	$252,183,004	$74,499,703	$—	$326,682,707
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	1,633,435	27,230,441
Service Class	52,305	76,947
Shares reinvested:
Standard Class	—	23,663
Service Class	—	57
	1,685,740	27,331,108
Shares redeemed:
Standard Class	(6,146,004)	(850,336)
Service Class	(8,782)	(33,382)
	(6,154,786)	(883,718)
Net increase (decrease)	(4,469,046)	26,447,390
5. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual
LVIP Loomis Sayles Global Growth Fund–11

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 5. Risk Factors (continued)
securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Loomis Sayles Global Growth Fund–12

LVIP Loomis Sayles Global Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Loomis Sayles Global Growth Fund–13

LVIP MFS International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP MFS International Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$852.30	0.20%	$0.92
Service Class Shares	1,000.00	851.10	0.45%	2.07
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.01
Service Class Shares	1,000.00	1,022.60	0.45%	2.26

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP MFS International Equity Managed Volatility Fund–1

LVIP MFS International Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	94.56%
Investment Companies	94.56%
Equity Fund	9.29%
International Equity Funds	85.27%
Unaffiliated Investment	4.96%
Investment Company	4.96%
Money Market Fund	4.96%
Total Investments	99.52%
Receivables and Other Assets Net of Liabilities	0.48%
Total Net Assets	100.00%
LVIP MFS International Equity Managed Volatility Fund–2

LVIP MFS International Equity Managed Volatility Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.56%
INVESTMENT COMPANIES–94.56%
Equity Fund–9.29%
✧✧Lincoln Variable Insurance Products Trust– LVIP MFS Value Fund	1,285,978	$ 51,885,366
		51,885,366
International Equity Funds–85.27%
✧✧Lincoln Variable Insurance Products Trust– LVIP MFS International Growth Fund	20,210,108	370,552,333
✠MFS® Variable Insurance Trust II–– MFS® VIT II Research International Portfolio	6,686,805	105,985,854
		476,538,187
Total Affiliated Investments (Cost $458,848,175)		528,423,553
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.96%
INVESTMENT COMPANY–4.96%
Money Market Fund–4.96%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	27,729,609	$ 27,729,609
Total Unaffiliated Investment (Cost $27,729,609)		27,729,609

TOTAL INVESTMENTS–99.52% (Cost $486,577,784)	556,153,162
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	2,706,308
NET ASSETS APPLICABLE TO 50,868,455 SHARES OUTSTANDING–100.00%	$558,859,470

✧✧ Standard Class shares.
✠ Initial Class.

The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(15)	British Pound	$(1,162,219)	$(1,165,264)	9/14/20	$ 3,045	$ —
(13)	Euro	(1,828,694)	(1,823,793)	9/14/20	—	(4,901)
(11)	Japanese Yen	(1,274,762)	(1,281,803)	9/14/20	7,041	—
					10,086	(4,901)
Equity Contracts:
(10)	E-mini MSCI Emerging Markets Index	(492,850)	(495,928)	9/18/20	3,078	—
(5)	E-mini Russell 2000 Index	(359,400)	(344,103)	9/18/20	—	(15,297)
(7)	E-mini S&P 500 Index	(1,081,570)	(1,059,368)	9/18/20	—	(22,202)
(3)	E-mini S&P MidCap 400 Index	(533,730)	(517,829)	9/18/20	—	(15,901)
(50)	Euro STOXX 50 Index	(1,810,519)	(1,780,224)	9/18/20	—	(30,295)
(14)	FTSE 100 Index	(1,066,432)	(1,051,397)	9/18/20	—	(15,035)
(6)	Nikkei 225 Index (OSE)	(1,237,509)	(1,234,384)	9/10/20	—	(3,125)
					3,078	(101,855)
Total Futures Contracts					$13,164	$(106,756)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP MFS International Equity Managed Volatility Fund–3

LVIP MFS International Equity Managed Volatility Fund
Schedule of Investments (continued)
[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–4

LVIP MFS International Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2020 (unaudited)
ASSETS:
Affiliated investments, at value	$528,423,553
Unaffiliated investments, at value	27,729,609
Variation margin due from broker on futures contracts	1,856,367
Cash collateral held at broker for futures contracts	888,991
Receivable for securities sold	250,404
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	37,875
Receivable for fund shares sold	28,893
Dividends and interest receivable	3,178
Prepaid expenses	917
TOTAL ASSETS	559,219,787
LIABILITIES:
Due to manager and affiliates	233,243
Payable for fund shares redeemed	106,580
Other accrued expenses payable	20,494
TOTAL LIABILITIES	360,317
TOTAL NET ASSETS	$558,859,470
Affiliated investments, at cost	$458,848,175
Unaffiliated investments, at cost	27,729,609
Standard Class:
Net Assets	$ 11,924
Shares Outstanding	1,083
Net Asset Value Per Share	$ 11.006
Service Class:
Net Assets	$558,847,546
Shares Outstanding	50,867,372
Net Asset Value Per Share	$ 10.986
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$540,581,414
Distributable earnings/(accumulated loss)	18,278,056
TOTAL NET ASSETS	$558,859,470
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–5

LVIP MFS International Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 24,517
EXPENSES:
Management fees	2,302,849
Distribution fees-Service Class	677,293
Shareholder servicing fees	78,568
Accounting and administration expenses	50,105
Reports and statements to shareholders	18,107
Professional fees	16,809
Custodian fees	12,315
Trustees’ fees and expenses	7,571
Consulting fees	2,148
Pricing fees	384
Other	2,343
3,168,492
Less:
Management fees waived	(1,765,508)
Expenses reimbursed	(188,350)
Total operating expenses	1,214,634
NET INVESTMENT LOSS	(1,190,117)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(9,081,800)
Futures contracts	(48,891,219)
Net realized loss	(57,973,019)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(26,832,443)
Foreign currencies	(16,388)
Futures contracts	(419,463)
Net change in unrealized appreciation (depreciation)	(27,268,294)
NET REALIZED AND UNREALIZED LOSS	(85,241,313)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(86,431,430)
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,190,117)	$ 6,225,924
Net realized gain (loss)	(57,973,019)	20,628,329
Net change in unrealized appreciation (depreciation)	(27,268,294)	88,197,613
Net increase (decrease) in net assets resulting from operations	(86,431,430)	115,051,866
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(214)
Service Class	—	(7,810,049)
	—	(7,810,263)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	72,300,752	106,006,388
Reinvestment of dividends and distributions:
Standard Class	—	214
Service Class	—	7,810,049
	72,300,752	113,816,651
Cost of shares redeemed:
Service Class	(20,280,392)	(48,437,283)
	(20,280,392)	(48,437,283)
Increase in net assets derived from capital share transactions	52,020,360	65,379,368
NET INCREASE (DECREASE) IN NET ASSETS	(34,411,070)	172,620,971
NET ASSETS:
Beginning of period	593,270,540	420,649,569
End of period	$558,859,470	$593,270,540
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–6

LVIP MFS International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 12.914	$ 10.377	$ 11.545	$ 9.069	$ 9.313	$ 9.389
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.009)	0.175	0.160	0.127	0.129	0.116
Net realized and unrealized gain (loss)	(1.899)	2.562	(1.109)	2.493	(0.253)	(0.102)
Total from investment operations	(1.908)	2.737	(0.949)	2.620	(0.124)	0.014
Less dividends and distributions from:
Net investment income	—	(0.200)	(0.219)	(0.144)	(0.120)	(0.090)
Total dividends and distributions	—	(0.200)	(0.219)	(0.144)	(0.120)	(0.090)
Net asset value, end of period	$ 11.006	$ 12.914	$ 10.377	$ 11.545	$ 9.069	$ 9.313
Total return[5]	(14.77%)	26.37%	(8.22%)	28.93%	(1.32%)	0.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 12	$ 14	$ 11	$ 12	$ 9	$ 9
Ratio of expenses to average net assets[6]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.92%	0.92%	0.92%	0.92%	0.92%	0.94%
Ratio of net investment income (loss) to average net assets	(0.16%) [7]	1.48%	1.39%	1.21%	1.40%	1.19%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.88%) [7]	0.76%	0.67%	0.49%	0.68%	0.45%
Portfolio turnover	11%	5%	3%	8%	35%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–7

LVIP MFS International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 12.908	$ 10.376	$ 11.546	$ 9.072	$ 9.315	$ 9.391
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.025)	0.146	0.131	0.101	0.106	0.091
Net realized and unrealized gain (loss)	(1.897)	2.559	(1.106)	2.491	(0.252)	(0.101)
Total from investment operations	(1.922)	2.705	(0.975)	2.592	(0.146)	(0.010)
Less dividends and distributions from:
Net investment income	—	(0.173)	(0.195)	(0.118)	(0.097)	(0.066)
Total dividends and distributions	—	(0.173)	(0.195)	(0.118)	(0.097)	(0.066)
Net asset value, end of period	$ 10.986	$ 12.908	$ 10.376	$ 11.546	$ 9.072	$ 9.315
Total return[5]	(14.89%)	26.06%	(8.45%)	28.61%	(1.55%)	(0.13%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 558,848	$593,257	$420,638	$315,016	$214,744	$181,906
Ratio of expenses to average net assets[6]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.17%	1.17%	1.17%	1.17%	1.17%	1.19%
Ratio of net investment income (loss) to average net assets	(0.41%) [7]	1.23%	1.14%	0.96%	1.15%	0.94%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.13%) [7]	0.51%	0.42%	0.24%	0.43%	0.20%
Portfolio turnover	11%	5%	3%	8%	35%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–8

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of fund structure and invests substantially all of its assets in other mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
LVIP MFS International Equity Managed Volatility Fund–9

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.655% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).   Prior to May 1, 2020, the waiver amount was 0.65% of the Fund’s average daily net assets.
Effective May 1, 2020, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.195% of the Fund’s average daily net assets for the Standard Class and 0.445% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2020, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceeded 0.20% of the Fund’s average daily net assets for the Standard Class and 0.45% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 246,324	$ 246,324
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1,2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$17,081
Legal	3,045
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $14,894 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP MFS International Equity Managed Volatility Fund–10

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 37,875
Management fees payable to LIAC	89,829
Distribution fees payable to LFD	115,163
Printing and mailing fees payable to Lincoln Life	14,892
Shareholder servicing fees payable to Lincoln Life	13,359
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.56%@
Equity Fund-9.29%@
✧✧LVIP MFS Value Fund	$ 56,298,753	$ 8,950,754	$ 6,075,345	$ (984,151)	$ (6,304,645)	$ 51,885,366	1,285,978	$—	$—
International Equity Funds-85.27%@
✧✧LVIP MFS International Growth Fund	393,647,375	37,254,383	39,336,484	(5,998,902)	(15,014,039)	370,552,333	20,210,108	—	—
✠MFS® VIT II Research International Portfolio	113,063,190	11,132,708	10,597,538	(2,098,747)	(5,513,759)	105,985,854	6,686,805	—	—
Total	$563,009,318	$57,337,845	$56,009,367	$(9,081,800)	$(26,832,443)	$528,423,553		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
✠ Initial Class.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$57,337,846
Sales	56,009,367
LVIP MFS International Equity Managed Volatility Fund–11

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$486,577,784
Aggregate unrealized appreciation of investments and derivatives	$ 69,575,378
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$ 69,575,378
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$528,423,553	$—	$—	$528,423,553
Unaffiliated Investment Company	27,729,609	—	—	27,729,609
Total Investments	$556,153,162	$—	$—	$556,153,162
Derivatives:
Assets:
Futures Contracts	$ 13,164	$—	$—	$ 13,164
Liabilities:
Futures Contracts	$ (106,756)	$—	$—	$ (106,756)
There were no Level 3 investments at the beginning or end of the period.
LVIP MFS International Equity Managed Volatility Fund–12

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	—	—
Service Class	6,617,707	8,918,569
Shares reinvested:
Standard Class	—	16
Service Class	—	603,483
	6,617,707	9,522,068
Shares redeemed:
Standard Class	—	—
Service Class	(1,711,085)	(4,102,384)
	(1,711,085)	(4,102,384)
Net increase	4,906,622	5,419,684
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$ 3,078	Variation margin due from broker on futures contracts	$(101,855)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	10,086	Variation margin due from broker on futures contracts	(4,901)
Total		$13,164		$(106,756)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
LVIP MFS International Equity Managed Volatility Fund–13

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(52,035,287)	$(403,075)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	3,144,068	(16,388)
Total		$(48,891,219)	$(419,463)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$17,750,804	$112,070,804
6. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS International Equity Managed Volatility Fund–14

LVIP MFS International Equity Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent, and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources, and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule was lower than the current subadvisory fee for the Fund. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP MFS International Equity Managed Volatility Fund–15

LVIP MFS International Equity Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP MFS International Equity Managed Volatility Fund–16

LVIP MFS International Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP MFS International Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$951.70	0.79%	$3.83
Service Class Shares	1,000.00	950.50	1.04%	5.04
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.90	0.79%	$3.97
Service Class Shares	1,000.00	1,019.70	1.04%	5.22

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Security Type/Country	Percentage of Net Assets
Common Stock	98.81%
Australia	0.96%
Canada	7.16%
China	2.24%
Czech Republic	0.08%
Denmark	1.46%
France	19.90%
Germany	10.82%
Hong Kong	4.28%
India	2.03%
Ireland	1.15%
Israel	1.33%
Italy	0.95%
Japan	9.53%
Mexico	0.48%
Netherlands	1.29%
Peru	0.23%
Republic of Korea	1.08%
Russia	0.11%
Singapore	1.33%
Spain	0.72%
Switzerland	15.03%
Taiwan	2.19%
United Kingdom	11.19%
United States	3.27%
Money Market Fund	0.73%
Total Investments	99.54%
Receivables and Other Assets Net of Liabilities	0.46%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	0.67%
Auto Components	0.67%
Banks	2.95%
Beverages	4.00%
Chemicals	8.56%
Commercial Services & Supplies	1.85%
Consumer Finance	0.67%
Diversified Financial Services	0.83%
Electrical Equipment	4.30%
Electronic Equipment, Instruments & Components	2.90%
Food & Staples Retailing	0.14%
Food Products	7.90%
Sector	Percentage of Net Assets
Gas Utilities	0.13%
Health Care Equipment & Supplies	1.83%
Hotels, Restaurants & Leisure	1.72%
Household Products	2.38%
Insurance	4.28%
Interactive Media & Services	3.00%
IT Services	4.30%
Leisure Products	0.78%
Life Sciences Tools & Services	1.65%
Machinery	1.54%
Metals & Mining	2.35%
Oil, Gas & Consumable Fuels	0.58%
Personal Products	4.16%
Pharmaceuticals	11.67%
Professional Services	1.69%
Road & Rail	2.52%
Semiconductors & Semiconductor Equipment	1.94%
Software	7.13%
Textiles, Apparel & Luxury Goods	7.27%
Tobacco	1.22%
Trading Companies & Distributors	0.83%
Transportation Infrastructure	0.40%
Total	98.81%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Nestle	5.52%
SAP	5.15%
Roche Holding	5.11%
AIA Group	4.28%
LVMH Moet Hennessy Louis Vuitton	3.59%
Novartis	3.37%
L'Oreal	3.14%
Schneider Electric	2.76%
Hitachi	2.64%
Canadian National Railway	2.52%
Total	38.08%

IT–Information Technology
LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.81%
Australia–0.96%
Brambles	722,441	$ 5,477,828
Oil Search	3,666,422	8,125,373
		13,603,201
Canada–7.16%
Agnico Eagle Mines	293,700	18,806,232
Canadian National Railway	401,310	35,544,027
Element Fleet Management	1,568,873	11,706,455
Franco-Nevada	102,727	14,350,453
Ritchie Bros Auctioneers	506,602	20,624,553
		101,031,720
China–2.24%
†51job ADR	56,952	4,088,584
China Resources Gas Group	376,000	1,839,697
Tencent Holdings	399,900	25,624,739
		31,553,020
Czech Republic–0.08%
†Komercni banka	50,337	1,174,201
		1,174,201
Denmark–1.46%
Novo Nordisk Class B	316,778	20,637,368
		20,637,368
France–19.90%
Air Liquide	184,547	26,683,039
†Danone	482,941	33,522,451
Dassault Systemes	53,298	9,252,153
†EssilorLuxottica	216,856	27,889,488
Kering	28,768	15,728,009
Legrand	110,323	8,382,610
†L'Oreal	137,298	44,312,428
LVMH Moet Hennessy Louis Vuitton	114,577	50,585,167
Pernod Ricard	161,777	25,474,430
Schneider Electric	349,912	38,923,025
		280,752,800
Germany–10.82%
Bayer	328,794	24,371,354
Brenntag	221,701	11,754,596
GEA Group	423,569	13,443,338
†QIAGEN	296,900	12,788,960
SAP	519,777	72,659,312
Symrise	151,294	17,678,195
		152,695,755
Hong Kong–4.28%
AIA Group	6,447,800	60,335,936
		60,335,936
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
India–2.03%
Adani Ports & Special Economic Zone	358,164	$ 1,627,494
HDFC Bank ADR	303,824	13,811,839
Infosys ADR	780,397	7,538,635
†ITC	2,207,429	5,699,783
		28,677,751
Ireland–1.15%
Flutter Entertainment	123,980	16,253,643
		16,253,643
Israel–1.33%
†Nice ADR	98,995	18,733,814
		18,733,814
Italy–0.95%
Prysmian	578,413	13,418,211
		13,418,211
Japan–9.53%
AEON Financial Service	861,700	9,450,992
Bandai Namco Holdings	208,700	10,985,560
Hitachi	1,173,400	37,296,312
Japan Airport Terminal	95,800	4,087,975
Japan Tobacco	620,800	11,529,965
Kao	181,100	14,371,701
Koito Manufacturing	233,900	9,463,494
Obic	88,900	15,667,638
Terumo	567,300	21,593,012
		134,446,649
Mexico–0.48%
†Grupo Financiero Banorte Class O	1,366,776	4,729,261
Wal-Mart de Mexico	855,781	2,046,696
		6,775,957
Netherlands–1.29%
Akzo Nobel	203,013	18,238,806
		18,238,806
Peru–0.23%
Credicorp	24,222	3,237,755
		3,237,755
Republic of Korea–1.08%
NAVER	67,381	15,159,594
		15,159,594
Russia–0.11%
†Yandex Class A	31,580	1,579,632
		1,579,632
LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Singapore–1.33%
DBS Group Holdings	1,243,200	$ 18,706,207
		18,706,207
Spain–0.72%
Amadeus IT Group	193,772	10,173,438
		10,173,438
Switzerland–15.03%
†Alcon	72,741	4,179,642
Nestle	702,477	77,884,064
Novartis	546,025	47,570,252
Roche Holding	207,948	72,043,488
Sika	54,184	10,445,175
		212,122,621
Taiwan–2.19%
Delta Electronics	637,000	3,634,973
Taiwan Semiconductor Manufacturing ADR	480,996	27,306,143
		30,941,116
United Kingdom–11.19%
Burberry Group	421,772	8,334,254
Compass Group	585,783	8,059,472
Croda International	210,855	13,695,206
Diageo	932,184	30,983,322
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom (continued)
Experian	562,543	$ 19,744,614
Linde	160,679	34,030,922
Reckitt Benckiser Group	364,969	33,576,569
†Rolls-Royce Holdings	2,676,381	9,449,268
		157,873,627
United States–3.27%
Accenture Class A	126,972	27,263,428
†Ingersoll Rand	296,588	8,340,054
†Mettler-Toledo International	13,052	10,514,039
		46,117,521
Total Common Stock (Cost $993,321,429)		1,394,240,343

MONEY MARKET FUND–0.73%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.11%)	10,331,818	10,331,818
Total Money Market Fund (Cost $10,331,818)		10,331,818

TOTAL INVESTMENTS–99.54% (Cost $1,003,653,247)	1,404,572,161
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%	6,429,378
NET ASSETS APPLICABLE TO 76,959,478 SHARES OUTSTANDING–100.00%	$1,411,001,539
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($1,167,193,672 / 63,659,610 Shares)	$18.335
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($243,807,867 / 13,299,868 Shares)	$18.332
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$ 997,444,313
Distributable earnings/(accumulated loss)	413,557,226
TOTAL NET ASSETS	$1,411,001,539

† Non-income producing.
★ Includes $(4,435) payable for securities purchased, $584,251 payable for fund shares redeemed, $72,075 other accrued expenses payable and $942,139 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 17,989,864
Foreign taxes withheld	(1,994,788)
15,995,076
EXPENSES:
Management fees	5,782,206
Distribution fees-Service Class	290,375
Shareholder servicing fees	204,648
Accounting and administration expenses	139,996
Custodian fees	54,443
Reports and statements to shareholders	31,235
Professional fees	27,902
Trustees’ fees and expenses	20,735
Pricing fees	13,293
Consulting fees	1,742
Other	10,851
6,577,426
Less:
Management fees waived	(725,573)
Total operating expenses	5,851,853
NET INVESTMENT INCOME	10,143,223
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	13,876,732
Foreign currencies	(120,988)
Net realized gain	13,755,744
Net change in unrealized appreciation (depreciation) of:
Investments	(105,822,783)
Foreign currencies	84,796
Net change in unrealized appreciation (depreciation)	(105,737,987)
NET REALIZED AND UNREALIZED LOSS	(91,982,243)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (81,839,020)
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 10,143,223	$ 24,308,061
Net realized gain	13,755,744	6,067,909
Net change in unrealized appreciation (depreciation)	(105,737,987)	350,338,864
Net increase (decrease) in net assets resulting from operations	(81,839,020)	380,714,834
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(79,012,463)
Service Class	—	(13,135,837)
	—	(92,148,300)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	93,613,963	88,317,112
Service Class	21,741,614	39,512,780
Reinvestment of dividends and distributions:
Standard Class	—	79,012,463
Service Class	—	13,135,837
	115,355,577	219,978,192
Cost of shares redeemed:
Standard Class	(201,212,693)	(332,485,555)
Service Class	(18,102,782)	(38,222,884)
	(219,315,475)	(370,708,439)
Decrease in net assets derived from capital share transactions	(103,959,898)	(150,730,247)
NET INCREASE (DECREASE) IN NET ASSETS	(185,798,918)	137,836,287
NET ASSETS:
Beginning of period	1,596,800,457	1,458,964,170
End of period	$1,411,001,539	$1,596,800,457
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund–5

LVIP MFS International Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 19.265	$ 16.018	$ 17.878	$ 13.705	$ 13.700	$ 13.694
Income (loss) from investment operations:
Net investment income[2]	0.130	0.285	0.226	0.178	0.207	0.162
Net realized and unrealized gain (loss)	(1.060)	4.061	(1.687)	4.184	0.018	0.013
Total from investment operations	(0.930)	4.346	(1.461)	4.362	0.225	0.175
Less dividends and distributions from:
Net investment income	—	(0.284)	(0.233)	(0.189)	(0.220)	(0.169)
Net realized gain	—	(0.815)	(0.166)	—	—	—
Total dividends and distributions	—	(1.099)	(0.399)	(0.189)	(0.220)	(0.169)
Net asset value, end of period	$ 18.335	$ 19.265	$ 16.018	$ 17.878	$ 13.705	$ 13.700
Total return[3]	(4.83%)	27.56%	(8.24%)	31.86%	1.66%	1.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,167,194	$1,344,586	$1,261,880	$1,387,961	$859,431	$1,140,787
Ratio of expenses to average net assets	0.79%	0.79%	0.80%	0.79%	0.78%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.89%	0.90%	0.89%	0.88%	0.88%
Ratio of net investment income to average net assets	1.48%	1.56%	1.29%	1.10%	1.49%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.38%	1.46%	1.18%	1.00%	1.39%	1.04%
Portfolio turnover	14%	11%	26%	18%	20%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund–6

LVIP MFS International Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 19.286	$ 16.039	$ 17.899	$ 13.724	$ 13.719	$ 13.711
Income (loss) from investment operations:
Net investment income[2]	0.107	0.239	0.163	0.137	0.173	0.127
Net realized and unrealized gain (loss)	(1.061)	4.063	(1.667)	4.187	0.018	0.015
Total from investment operations	(0.954)	4.302	(1.504)	4.324	0.191	0.142
Less dividends and distributions from:
Net investment income	—	(0.240)	(0.190)	(0.149)	(0.186)	(0.134)
Net realized gain	—	(0.815)	(0.166)	—	—	—
Total dividends and distributions	—	(1.055)	(0.356)	(0.149)	(0.186)	(0.134)
Net asset value, end of period	$ 18.332	$ 19.286	$ 16.039	$ 17.899	$ 13.724	$ 13.719
Total return[3]	(4.95%)	27.25%	(8.46%)	31.53%	1.41%	1.05%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$243,808	$252,214	$197,084	$197,882	$157,684	$157,559
Ratio of expenses to average net assets	1.04%	1.04%	1.05%	1.04%	1.03%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.14%	1.15%	1.14%	1.13%	1.13%
Ratio of net investment income to average net assets	1.23%	1.31%	1.04%	0.85%	1.24%	0.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.13%	1.21%	0.93%	0.75%	1.14%	0.79%
Portfolio turnover	14%	11%	26%	18%	20%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund–7

LVIP MFS International Growth Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP MFS International Growth Fund–8

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 1.00% of the first $50 million of the Fund's average daily net assets; 0.95% of the next $50 million; 0.90% of the next $50 million; 0.85% of the next $100 million; and 0.80% of the Fund's average daily net assets in excess of $250 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.11% on the first $400 million of the Fund’s average daily net assets and 0.1% of the Fund’s average daily net assets in excess of $400 million.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$45,098
Legal	8,042
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $23,926 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP MFS International Growth Fund–9

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$831,358
Distribution fees payable to LFD	50,108
Printing and mailing fees payable to Lincoln Life	27,029
Shareholder servicing fees payable to Lincoln Life	33,644
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities purchases of $1,187,218 and securities sales of $874,248, which resulted in net realized losses of $267,867.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$196,064,706
Sales	283,831,140
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,003,653,247
Aggregate unrealized appreciation of investments	$ 452,907,969
Aggregate unrealized depreciation of investments	(51,989,055)
Net unrealized appreciation of investments	$ 400,918,914
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS International Growth Fund–10

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 13,603,201	$—	$ 13,603,201
Canada	101,031,720	—	—	101,031,720
China	4,088,584	27,464,436	—	31,553,020
Czech Republic	—	1,174,201	—	1,174,201
Denmark	—	20,637,368	—	20,637,368
France	—	280,752,800	—	280,752,800
Germany	12,788,960	139,906,795	—	152,695,755
Hong Kong	—	60,335,936	—	60,335,936
India	21,350,474	7,327,277	—	28,677,751
Ireland	—	16,253,643	—	16,253,643
Israel	18,733,814	—	—	18,733,814
Italy	—	13,418,211	—	13,418,211
Japan	—	134,446,649	—	134,446,649
Mexico	6,775,957	—	—	6,775,957
Netherlands	—	18,238,806	—	18,238,806
Peru	3,237,755	—	—	3,237,755
Republic of Korea	—	15,159,594	—	15,159,594
Russia	1,579,632	—	—	1,579,632
Singapore	—	18,706,207	—	18,706,207
Spain	—	10,173,438	—	10,173,438
Switzerland	—	212,122,621	—	212,122,621
Taiwan	27,306,143	3,634,973	—	30,941,116
United Kingdom	—	157,873,627	—	157,873,627
United States	46,117,521	—	—	46,117,521
Money Market Fund	10,331,818	—	—	10,331,818
Total Investments	$253,342,378	$1,151,229,783	$—	$1,404,572,161
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	5,729,030	4,847,366
Service Class	1,244,553	2,167,425
Shares reinvested:
Standard Class	—	4,313,735
Service Class	—	717,557
	6,973,583	12,046,083
Shares redeemed:
Standard Class	(11,862,241)	(18,144,938)
Service Class	(1,022,387)	(2,095,154)
	(12,884,628)	(20,240,092)
Net decrease	(5,911,045)	(8,194,009)
5. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP MFS International Growth Fund–11

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 5. Risk Factors (continued)
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS International Growth Fund–12

LVIP MFS International Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP MFS International Growth Fund–13

LVIP MFS Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP MFS Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$868.40	0.67%	$3.11
Service Class Shares	1,000.00	867.30	0.92%	4.27
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.50	0.67%	$3.37
Service Class Shares	1,000.00	1,020.30	0.92%	4.62

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP MFS Value Fund–1

LVIP MFS Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.05%
Aerospace & Defense	4.23%
Auto Components	0.24%
Banks	9.33%
Beverages	2.04%
Building Products	2.81%
Capital Markets	6.25%
Chemicals	3.62%
Consumer Finance	0.84%
Diversified Telecommunication Services	0.47%
Electric Utilities	6.59%
Electrical Equipment	1.29%
Equity Real Estate Investment Trusts	0.35%
Food Products	3.28%
Health Care Equipment & Supplies	6.71%
Health Care Providers & Services	3.34%
Hotels, Restaurants & Leisure	0.30%
Household Products	1.44%
Industrial Conglomerates	2.40%
Insurance	8.49%
IT Services	5.68%
Life Sciences Tools & Services	1.79%
Machinery	3.35%
Media	3.00%
Multi-Utilities	1.13%
Oil, Gas & Consumable Fuels	2.74%
Pharmaceuticals	7.93%
Professional Services	1.18%
Road & Rail	2.04%
Semiconductors & Semiconductor Equipment	5.19%
Specialty Retail	0.51%
Tobacco	0.49%
Money Market Fund	0.84%
Total Investments	99.89%
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Johnson & Johnson	4.14%
JPMorgan Chase & Co.	3.90%
Comcast Class A	3.00%
Medtronic	2.75%
Accenture Class A	2.71%
Aon Class A	2.52%
Texas Instruments	2.40%
Honeywell International	2.40%
Cigna	2.36%
Northrop Grumman	2.35%
Total	28.53%

IT–Information Technology

LVIP MFS Value Fund–2

LVIP MFS Value Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.05%
Aerospace & Defense–4.23%
Lockheed Martin	51,929	$ 18,949,931
Northrop Grumman	121,793	37,444,040
Raytheon Technologies	176,899	10,900,516
		67,294,487
Auto Components–0.24%
Aptiv	49,903	3,888,442
		3,888,442
Banks–9.33%
Citigroup	632,383	32,314,771
JPMorgan Chase & Co.	659,541	62,036,427
PNC Financial Services Group	147,360	15,503,746
Truist Financial	424,600	15,943,730
US Bancorp	612,954	22,568,966
		148,367,640
Beverages–2.04%
Diageo	686,376	22,813,317
PepsiCo	72,655	9,609,350
		32,422,667
Building Products–2.81%
Carrier Global	129,909	2,886,578
Johnson Controls International	446,027	15,227,362
Masco	273,648	13,739,866
Trane Technologies	145,011	12,903,079
		44,756,885
Capital Markets–6.25%
BlackRock	38,070	20,713,506
Goldman Sachs Group	123,957	24,496,383
Moody's	36,888	10,134,240
Nasdaq	205,370	24,535,554
State Street	159,878	10,160,247
T. Rowe Price Group	75,412	9,313,382
		99,353,312
Chemicals–3.62%
DuPont de Nemours	226,943	12,057,482
PPG Industries	237,907	25,232,416
Sherwin-Williams	35,260	20,374,991
		57,664,889
Consumer Finance–0.84%
American Express	140,440	13,369,888
		13,369,888
Diversified Telecommunication Services–0.47%
Verizon Communications	136,729	7,537,870
		7,537,870
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–6.59%
American Electric Power	120,852	$ 9,624,653
Duke Energy	456,452	36,465,950
FirstEnergy	501,420	19,445,068
Southern	567,025	29,400,246
Xcel Energy	158,217	9,888,563
		104,824,480
Electrical Equipment–1.29%
Eaton	234,940	20,552,551
		20,552,551
Equity Real Estate Investment Trusts–0.35%
Public Storage	29,181	5,599,542
		5,599,542
Food Products–3.28%
Archer-Daniels-Midland	219,692	8,765,711
†Danone	98,140	6,812,206
JM Smucker	43,492	4,601,888
Nestle	288,068	31,938,279
		52,118,084
Health Care Equipment & Supplies–6.71%
Abbott Laboratories	253,676	23,193,596
†Boston Scientific	346,844	12,177,693
Danaher	156,622	27,695,468
Medtronic	476,971	43,738,241
		106,804,998
Health Care Providers & Services–3.34%
Cigna	199,880	37,507,482
McKesson	101,400	15,556,788
		53,064,270
Hotels, Restaurants & Leisure–0.30%
Marriott International Class A	55,556	4,762,816
		4,762,816
Household Products–1.44%
Colgate-Palmolive	49,829	3,650,473
Kimberly-Clark	72,718	10,278,689
Reckitt Benckiser Group	97,194	8,941,694
		22,870,856
Industrial Conglomerates–2.40%
Honeywell International	263,649	38,121,009
		38,121,009
Insurance–8.49%
Aon Class A	208,324	40,123,202
Chubb	264,298	33,465,413
Marsh & McLennan	305,397	32,790,476
LVIP MFS Value Fund–3

LVIP MFS Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Travelers	251,708	$ 28,707,297
		135,086,388
IT Services–5.68%
Accenture Class A	200,472	43,045,348
Fidelity National Information Services	177,122	23,750,289
†Fiserv	240,679	23,495,084
		90,290,721
Life Sciences Tools & Services–1.79%
Thermo Fisher Scientific	78,552	28,462,532
		28,462,532
Machinery–3.35%
Illinois Tool Works	174,400	30,493,840
Otis Worldwide	88,449	5,029,210
Stanley Black & Decker	127,796	17,812,207
		53,335,257
Media–3.00%
Comcast Class A	1,222,382	47,648,450
		47,648,450
Multi-Utilities–1.13%
Dominion Energy	222,010	18,022,772
		18,022,772
Oil, Gas & Consumable Fuels–2.74%
Chevron	105,010	9,370,042
ConocoPhillips	302,298	12,702,562
EOG Resources	159,731	8,091,972
Pioneer Natural Resources	48,178	4,706,991
Suncor Energy	514,243	8,670,464
		43,542,031
Pharmaceuticals–7.93%
Johnson & Johnson	468,469	65,880,795
Merck & Co.	298,381	23,073,803
Pfizer	862,174	28,193,090
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Roche Holding	26,028	$ 9,017,388
		126,165,076
Professional Services–1.18%
Equifax	109,423	18,807,625
		18,807,625
Road & Rail–2.04%
Canadian National Railway	112,506	9,964,656
Union Pacific	132,673	22,431,024
		32,395,680
Semiconductors & Semiconductor Equipment–5.19%
Analog Devices	99,881	12,249,406
Intel	299,103	17,895,332
NXP Semiconductors	124,888	14,242,228
Texas Instruments	300,395	38,141,153
		82,528,119
Specialty Retail–0.51%
Lowe's	59,880	8,090,986
		8,090,986
Tobacco–0.49%
Philip Morris International	111,220	7,792,073
		7,792,073
Total Common Stock (Cost $1,080,329,968)		1,575,542,396

MONEY MARKET FUND–0.84%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	13,368,139	13,368,139
Total Money Market Fund (Cost $13,368,139)		13,368,139

TOTAL INVESTMENTS–99.89% (Cost $1,093,698,107)	1,588,910,535
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	1,798,055
NET ASSETS APPLICABLE TO 39,474,130 SHARES OUTSTANDING–100.00%	$1,590,708,590
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND STANDARD CLASS ($629,508,918 / 15,602,452 Shares)	$40.347
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND SERVICE CLASS ($961,199,672 / 23,871,678 Shares)	$40.265
LVIP MFS Value Fund–4

LVIP MFS Value Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$1,067,349,122
Distributable earnings/(accumulated loss)	523,359,468
TOTAL NET ASSETS	$1,590,708,590

† Non-income producing.
★ Includes $989,484 payable for securities purchased, $751,247 payable for fund shares redeemed, $61,174 other accrued expenses payable and $1,087,204 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund–5

LVIP MFS Value Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 20,057,652
Foreign taxes withheld	(232,439)
19,825,213
EXPENSES:
Management fees	4,728,156
Distribution fees-Service Class	1,193,231
Shareholder servicing fees	227,309
Accounting and administration expenses	147,662
Reports and statements to shareholders	53,816
Professional fees	24,404
Trustees’ fees and expenses	22,178
Pricing fees	13,323
Custodian fees	11,059
Consulting fees	1,575
Other	14,324
Total operating expenses	6,437,037
NET INVESTMENT INCOME	13,388,176
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	30,238,825
Foreign currencies	(23,555)
Net realized gain	30,215,270
Net change in unrealized appreciation (depreciation) of:
Investments	(261,907,312)
Foreign currencies	19,787
Net change in unrealized appreciation (depreciation)	(261,887,525)
NET REALIZED AND UNREALIZED LOSS	(231,672,255)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(218,284,079)
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 13,388,176	$ 24,137,884
Net realized gain	30,215,270	7,755,438
Net change in unrealized appreciation (depreciation)	(261,887,525)	365,854,252
Net increase (decrease) in net assets resulting from operations	(218,284,079)	397,747,574
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(17,608,970)
Service Class	—	(26,430,927)
	—	(44,039,897)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	110,125,698	111,847,434
Service Class	78,470,647	95,482,011
Reinvestment of dividends and distributions:
Standard Class	—	17,608,970
Service Class	—	26,430,927
	188,596,345	251,369,342
Cost of shares redeemed:
Standard Class	(68,620,239)	(81,495,725)
Service Class	(51,512,155)	(138,922,127)
	(120,132,394)	(220,417,852)
Increase in net assets derived from capital share transactions	68,463,951	30,951,490
NET INCREASE (DECREASE) IN NET ASSETS	(149,820,128)	384,659,167
NET ASSETS:
Beginning of period	1,740,528,718	1,355,869,551
End of period	$1,590,708,590	$1,740,528,718
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund–6

LVIP MFS Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 46.462	$ 36.798	$ 43.085	$ 37.927	$ 35.359	$ 37.268
Income (loss) from investment operations:
Net investment income[2]	0.380	0.731	0.722	0.635	0.728	0.757
Net realized and unrealized gain (loss)	(6.495)	10.207	(4.818)	5.993	4.166	(0.990)
Total from investment operations	(6.115)	10.938	(4.096)	6.628	4.894	(0.233)
Less dividends and distributions from:
Net investment income	—	(0.744)	(0.733)	(0.729)	(0.726)	(0.765)
Net realized gain	—	(0.530)	(1.458)	(0.741)	(1.600)	(0.911)
Total dividends and distributions	—	(1.274)	(2.191)	(1.470)	(2.326)	(1.676)
Net asset value, end of period	$ 40.347	$ 46.462	$ 36.798	$ 43.085	$ 37.927	$ 35.359
Total return[3]	(13.16%)	29.84%	(9.99%)	17.63%	14.06%	(0.54%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 629,509	$670,397	$492,642	$471,467	$354,924	$206,615
Ratio of expenses to average net assets	0.67%	0.67%	0.68%	0.67%	0.66%	0.66%
Ratio of net investment income to average net assets	1.86%	1.70%	1.71%	1.55%	1.97%	2.04%
Portfolio turnover	10%	12%	11%	13%	15%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund–7

LVIP MFS Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 46.426	$ 36.778	$ 43.059	$ 37.912	$ 35.352	$ 37.262
Income (loss) from investment operations:
Net investment income[2]	0.329	0.622	0.617	0.531	0.632	0.664
Net realized and unrealized gain (loss)	(6.490)	10.192	(4.813)	5.984	4.162	(0.991)
Total from investment operations	(6.161)	10.814	(4.196)	6.515	4.794	(0.327)
Less dividends and distributions from:
Net investment income	—	(0.636)	(0.627)	(0.627)	(0.634)	(0.672)
Net realized gain	—	(0.530)	(1.458)	(0.741)	(1.600)	(0.911)
Total dividends and distributions	—	(1.166)	(2.085)	(1.368)	(2.234)	(1.583)
Net asset value, end of period	$ 40.265	$ 46.426	$ 36.778	$ 43.059	$ 37.912	$ 35.352
Total return[3]	(13.27%)	29.52%	(10.22%)	17.33%	13.78%	(0.79%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 961,200	$1,070,132	$ 863,228	$1,004,740	$898,436	$842,931
Ratio of expenses to average net assets	0.92%	0.92%	0.93%	0.92%	0.91%	0.91%
Ratio of net investment income to average net assets	1.61%	1.45%	1.46%	1.30%	1.72%	1.79%
Portfolio turnover	10%	12%	11%	13%	15%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund–8

LVIP MFS Value Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP MFS Value Fund–9

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $75 million of the Fund’s average daily net assets; 0.70% of the next $75 million; 0.65% of the next $50 million; 0.60% of the next $300 million; 0.5875% of the next $1 billion; and 0.5625% of the Fund’s average daily net assets in excess of $1.5 billion.   The management fee is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$49,567
Legal	8,837
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $46,471 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$800,890
Distribution fees payable to LFD	201,299
Printing and mailing fees payable to Lincoln Life	46,471
Shareholder servicing fees payable to Lincoln Life	38,544
LVIP MFS Value Fund–10

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$241,008,771
Sales	151,077,775
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,093,678,320
Aggregate unrealized appreciation of investments	$ 527,117,312
Aggregate unrealized depreciation of investments	(33,000,586)
Net unrealized appreciation of investments	$ 494,116,726
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS Value Fund–11

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 67,294,487	$ —	$—	$ 67,294,487
Auto Components	3,888,442	—	—	3,888,442
Banks	148,367,640	—	—	148,367,640
Beverages	9,609,350	22,813,317	—	32,422,667
Building Products	44,756,885	—	—	44,756,885
Capital Markets	99,353,312	—	—	99,353,312
Chemicals	57,664,889	—	—	57,664,889
Consumer Finance	13,369,888	—	—	13,369,888
Diversified Telecommunication Services	7,537,870	—	—	7,537,870
Electric Utilities	104,824,480	—	—	104,824,480
Electrical Equipment	20,552,551	—	—	20,552,551
Equity Real Estate Investment Trusts	5,599,542	—	—	5,599,542
Food Products	13,367,599	38,750,485	—	52,118,084
Health Care Equipment & Supplies	106,804,998	—	—	106,804,998
Health Care Providers & Services	53,064,270	—	—	53,064,270
Hotels, Restaurants & Leisure	4,762,816	—	—	4,762,816
Household Products	13,929,162	8,941,694	—	22,870,856
Industrial Conglomerates	38,121,009	—	—	38,121,009
Insurance	135,086,388	—	—	135,086,388
IT Services	90,290,721	—	—	90,290,721
Life Sciences Tools & Services	28,462,532	—	—	28,462,532
Machinery	53,335,257	—	—	53,335,257
Media	47,648,450	—	—	47,648,450
Multi-Utilities	18,022,772	—	—	18,022,772
Oil, Gas & Consumable Fuels	43,542,031	—	—	43,542,031
Pharmaceuticals	117,147,688	9,017,388	—	126,165,076
Professional Services	18,807,625	—	—	18,807,625
Road & Rail	32,395,680	—	—	32,395,680
Semiconductors & Semiconductor Equipment	82,528,119	—	—	82,528,119
Specialty Retail	8,090,986	—	—	8,090,986
Tobacco	7,792,073	—	—	7,792,073
Money Market Fund	13,368,139	—	—	13,368,139
Total Investments	$1,509,387,651	$79,522,884	$—	$1,588,910,535
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP MFS Value Fund–12

LVIP MFS Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	2,930,630	2,597,060
Service Class	2,049,294	2,228,722
Shares reinvested:
Standard Class	—	389,148
Service Class	—	585,720
	4,979,924	5,800,650
Shares redeemed:
Standard Class	(1,757,215)	(1,944,831)
Service Class	(1,228,076)	(3,235,416)
	(2,985,291)	(5,180,247)
Net increase	1,994,633	620,403
5. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS Value Fund–13

LVIP MFS Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP MFS Value Fund–14

LVIP Mondrian International Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Mondrian International Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian International Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$801.10	0.78%	$3.49
Service Class Shares	1,000.00	800.10	1.03%	4.61
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.00	0.78%	$3.92
Service Class Shares	1,000.00	1,019.70	1.03%	5.17

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Security Type/Country	Percentage of Net Assets
Common Stock	98.95%
Australia	1.00%
Denmark	1.27%
France	8.28%
Germany	9.15%
Hong Kong	8.56%
Italy	4.85%
Japan	27.98%
Netherlands	3.58%
Singapore	3.96%
Spain	2.13%
Sweden	2.69%
Switzerland	5.63%
Taiwan	1.95%
United Kingdom	17.92%
Preferred Stock	0.12%
Money Market Fund	0.20%
Total Investments	99.27%
Receivables and Other Assets Net of Liabilities	0.73%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Auto Components	4.83%
Automobiles	3.77%
Banks	8.34%
Beverages	1.72%
Building Products	3.65%
Chemicals	1.87%
Commercial Services & Supplies	1.52%
Diversified Telecommunication Services	6.41%
Electric Utilities	6.24%
Electrical Equipment	4.58%
Electronic Equipment, Instruments & Components	2.77%
Food & Staples Retailing	3.45%
Food Products	2.50%
Gas Utilities	0.06%
Household Durables	3.28%
Industrial Conglomerates	3.93%
Insurance	6.64%
IT Services	1.76%
Media	1.70%
Oil, Gas & Consumable Fuels	6.77%
Pharmaceuticals	13.73%
Semiconductors & Semiconductor Equipment	1.95%
Specialty Retail	2.17%
Technology Hardware, Storage & Peripherals	2.65%
Trading Companies & Distributors	0.65%
Wireless Telecommunication Services	2.13%
Total	99.07%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Cie de Saint-Gobain	3.65%
Sanofi	3.44%
SSE	3.30%
Continental	3.26%
Enel	2.94%
Allianz	2.89%
GlaxoSmithKline	2.86%
Takeda Pharmaceutical	2.83%
United Overseas Bank	2.83%
Honda Motor	2.82%
Total	30.82%

IT–Information Technology
LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.95%
Australia–1.00%
QBE Insurance Group	1,405,452	$ 8,673,194
		8,673,194
Denmark–1.27%
ISS	692,233	10,991,612
		10,991,612
France–8.28%
Cie de Saint-Gobain	876,017	31,607,511
Sanofi	291,659	29,744,715
Societe Generale	618,532	10,341,656
		71,693,882
Germany–9.15%
Allianz	122,279	24,986,768
†Continental	287,370	28,251,695
Deutsche Telekom	583,949	9,798,216
Evonik Industries	634,905	16,171,028
		79,207,707
Hong Kong–8.56%
China Mobile	2,728,000	18,419,605
CK Hutchison Holdings	3,681,500	23,839,873
Jardine Matheson Holdings	243,200	10,168,394
WH Group	25,036,000	21,635,956
		74,063,828
Italy–4.85%
Enel	2,947,321	25,489,733
Eni	1,715,433	16,444,145
		41,933,878
Japan–27.98%
Coca-Cola Bottlers Japan Holdings	823,300	14,931,784
FUJIFILM Holdings	536,800	22,975,941
Fujitsu	130,300	15,255,958
Honda Motor	955,400	24,452,174
Isuzu Motors	783,200	7,117,202
Kyocera	438,900	23,957,163
Mitsubishi Electric	1,296,300	16,931,318
Nippon Telegraph & Telephone	541,900	12,625,964
Otsuka Holdings	480,100	20,923,677
Sekisui Chemical	1,043,800	14,955,280
Sony	194,300	13,412,553
Takeda Pharmaceutical	681,900	24,499,259
Tokio Marine Holdings	380,500	16,655,628
Toyota Industries	254,300	13,516,714
		242,210,615
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Netherlands–3.58%
Koninklijke Ahold Delhaize	267,468	$ 7,289,588
Royal Dutch Shell Class B	1,562,264	23,684,385
		30,973,973
Singapore–3.96%
Singapore Telecommunications	5,519,700	9,818,982
United Overseas Bank	1,674,881	24,473,133
		34,292,115
Spain–2.13%
†Banco Santander	7,318,686	17,904,870
Naturgy Energy Group	27,800	518,995
		18,423,865
Sweden–2.69%
Telia	6,208,849	23,228,545
		23,228,545
Switzerland–5.63%
ABB	1,000,109	22,685,394
Novartis	216,853	18,892,453
Zurich Insurance Group	20,216	7,163,142
		48,740,989
Taiwan–1.95%
Taiwan Semiconductor Manufacturing	969,000	10,348,447
Taiwan Semiconductor Manufacturing ADR	115,391	6,550,747
		16,899,194
United Kingdom–17.92%
BP	4,816,750	18,453,168
†G4S	1,558,443	2,204,736
GlaxoSmithKline	1,225,358	24,751,847
†Kingfisher	6,815,727	18,751,333
Lloyds Banking Group	50,400,145	19,442,323
SSE	1,684,596	28,525,474
Tesco	8,041,780	22,618,816
Travis Perkins	403,088	5,619,849
WPP	1,893,141	14,759,522
		155,127,068
Total Common Stock (Cost $921,717,822)		856,460,465
PREFERRED STOCK–0.12%
Germany–0.12%
Bayerische Motoren Werke 5.70%	21,446	1,041,783
Total Preferred Stock (Cost $1,547,482)		1,041,783

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.20%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.11%)	1,735,770	$ 1,735,770
Total Money Market Fund (Cost $1,735,770)		1,735,770

TOTAL INVESTMENTS–99.27% (Cost $925,001,074)	859,238,018
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.73%	6,342,893
NET ASSETS APPLICABLE TO 63,733,788 SHARES OUTSTANDING–100.00%	$865,580,911
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($610,686,825 / 44,942,021 Shares)	$13.588
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($254,894,086 / 18,791,767 Shares)	$13.564
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$958,498,703
Distributable earnings/(accumulated loss)	(92,917,792)
TOTAL NET ASSETS	$865,580,911

† Non-income producing.
★ Includes $1,795,164 payable for securities purchased, $435,590 payable for fund shares redeemed, $64,394 other accrued expenses payable and $618,891 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 18,093,886
Foreign taxes withheld	(1,466,099)
16,627,787
EXPENSES:
Management fees	3,133,908
Distribution fees-Service Class	314,540
Shareholder servicing fees	129,841
Accounting and administration expenses	93,316
Reports and statements to shareholders	41,424
Custodian fees	41,160
Professional fees	21,958
Trustees’ fees and expenses	13,482
Pricing fees	13,102
Consulting fees	1,424
Other	8,361
Total operating expenses	3,812,516
NET INVESTMENT INCOME	12,815,271
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(45,727,702)
Foreign currencies	(152,833)
Net realized loss	(45,880,535)
Net change in unrealized appreciation (depreciation) of:
Investments	(170,713,983)
Foreign currencies	9,431
Net change in unrealized appreciation (depreciation)	(170,704,552)
NET REALIZED AND UNREALIZED LOSS	(216,585,087)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(203,769,816)
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 12,815,271	$ 33,880,108
Net realized gain (loss)	(45,880,535)	24,430,526
Net change in unrealized appreciation (depreciation)	(170,704,552)	116,577,304
Net increase (decrease) in net assets resulting from operations	(203,769,816)	174,887,938
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(43,740,626)
Service Class	—	(16,039,583)
	—	(59,780,209)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	82,157,580	59,286,783
Service Class	33,134,456	28,360,850
Reinvestment of dividends and distributions:
Standard Class	—	43,740,626
Service Class	—	16,039,583
	115,292,036	147,427,842
Cost of shares redeemed:
Standard Class	(92,948,764)	(144,963,662)
Service Class	(17,141,837)	(48,036,393)
	(110,090,601)	(193,000,055)
Increase (decrease) in net assets derived from capital share transactions	5,201,435	(45,572,213)
NET INCREASE (DECREASE) IN NET ASSETS	(198,568,381)	69,535,516
NET ASSETS:
Beginning of period	1,064,149,292	994,613,776
End of period	$ 865,580,911	$1,064,149,292
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund–5

LVIP Mondrian International Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 16.962	$ 15.218	$ 18.031	$ 15.381	$ 15.782	$ 16.942
Income (loss) from investment operations:
Net investment income[2]	0.206	0.550	0.544	0.495	0.517	0.457
Net realized and unrealized gain (loss)	(3.580)	2.174	(2.578)	2.779	0.114	(1.101)
Total from investment operations	(3.374)	2.724	(2.034)	3.274	0.631	(0.644)
Less dividends and distributions from:
Net investment income	—	(0.624)	(0.558)	(0.593)	(0.470)	(0.516)
Net realized gain	—	(0.356)	(0.221)	(0.031)	(0.562)	—
Total dividends and distributions	—	(0.980)	(0.779)	(0.624)	(1.032)	(0.516)
Net asset value, end of period	$ 13.588	$ 16.962	$ 15.218	$ 18.031	$ 15.381	$ 15.782
Total return[3]	(19.89%)	18.17%	(11.42%)	21.34%	4.01%	(3.79%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 610,687	$768,883	$ 726,792	$893,651	$838,576	$842,056
Ratio of expenses to average net assets	0.78%	0.76%	0.76%	0.75%	0.73%	0.73%
Ratio of net investment income to average net assets	2.93%	3.35%	3.08%	2.88%	3.28%	2.61%
Portfolio turnover	13%	20%	19%	19%	21%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund–6

LVIP Mondrian International Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 16.953	$ 15.212	$ 18.021	$ 15.375	$ 15.777	$ 16.934
Income (loss) from investment operations:
Net investment income[2]	0.188	0.508	0.499	0.451	0.477	0.412
Net realized and unrealized gain (loss)	(3.577)	2.172	(2.574)	2.779	0.114	(1.096)
Total from investment operations	(3.389)	2.680	(2.075)	3.227	0.591	(0.684)
Less dividends and distributions from:
Net investment income	—	(0.583)	(0.513)	(0.550)	(0.431)	(0.473)
Net realized gain	—	(0.356)	(0.221)	(0.031)	(0.562)	—
Total dividends and distributions	—	(0.939)	(0.734)	(0.581)	(0.993)	(0.473)
Net asset value, end of period	$ 13.564	$ 16.953	$ 15.212	$ 18.021	$ 15.375	$ 15.777
Total return[3]	(19.99%)	17.88%	(11.64%)	21.04%	3.75%	(4.03%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 254,894	$295,266	$ 267,822	$316,262	$302,137	$309,288
Ratio of expenses to average net assets	1.03%	1.01%	1.01%	1.00%	0.98%	0.98%
Ratio of net investment income to average net assets	2.68%	3.10%	2.83%	2.63%	3.03%	2.36%
Portfolio turnover	13%	20%	19%	19%	21%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund–7

LVIP Mondrian International Value Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Mondrian International Value Fund–8

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $200 million of the Fund’s average daily net assets; 0.75% of the next $200 million; and 0.60% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$28,905
Legal	5,155
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $36,613 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$507,889
Distribution fees payable to LFD	53,107
Printing and mailing fees payable to Lincoln Life	36,913
Shareholder servicing fees payable to Lincoln Life	20,982
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Mondrian International Value Fund–9

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$136,316,202
Sales	120,568,468
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$ 925,001,074
Aggregate unrealized appreciation of investments	$ 103,873,861
Aggregate unrealized depreciation of investments	(169,636,917)
Net unrealized depreciation of investments	$ (65,763,056)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian International Value Fund–10

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 8,673,194	$—	$ 8,673,194
Denmark	—	10,991,612	—	10,991,612
France	—	71,693,882	—	71,693,882
Germany	—	79,207,707	—	79,207,707
Hong Kong	—	74,063,828	—	74,063,828
Italy	—	41,933,878	—	41,933,878
Japan	—	242,210,615	—	242,210,615
Netherlands	—	30,973,973	—	30,973,973
Singapore	—	34,292,115	—	34,292,115
Spain	—	18,423,865	—	18,423,865
Sweden	—	23,228,545	—	23,228,545
Switzerland	—	48,740,989	—	48,740,989
Taiwan	6,550,747	10,348,447	—	16,899,194
United Kingdom	—	155,127,068	—	155,127,068
Preferred Stock	—	1,041,783	—	1,041,783
Money Market Fund	1,735,770	—	—	1,735,770
Total Investments	$8,286,517	$850,951,501	$—	$859,238,018
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2020, the majority of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	6,574,214	3,712,767
Service Class	2,551,259	1,744,158
Shares reinvested:
Standard Class	—	2,651,034
Service Class	—	973,481
	9,125,473	9,081,440
Shares redeemed:
Standard Class	(6,961,472)	(8,793,646)
Service Class	(1,176,180)	(2,906,813)
	(8,137,652)	(11,700,459)
Net increase (decrease)	987,821	(2,619,019)
5. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
LVIP Mondrian International Value Fund–11

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 5. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Mondrian International Value Fund–12

LVIP Mondrian International Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Mondrian International Value Fund–13

LVIP Multi-Manager Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Multi-Manager Global Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$924.70	0.22%	$1.05
Service Class Shares	1,000.00	923.20	0.57%	2.73
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.22%	$1.11
Service Class Shares	1,000.00	1,022.00	0.57%	2.87

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	94.41%
Investment Companies	94.41%
Equity Fund	37.77%
International Equity Funds	56.64%
Unaffiliated Investment	4.55%
Investment Company	4.55%
Money Market Fund	4.55%
Total Investments	98.96%
Receivables and Other Assets Net of Liabilities	1.04%
Total Net Assets	100.00%
LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.41%
INVESTMENT COMPANIES–94.41%
Equity Fund–37.77%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	2,266,846	$ 29,600,475
		29,600,475
International Equity Funds–56.64%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	776,770	7,310,960
LVIP Loomis Sayles Global Growth Fund	2,266,974	29,769,902
LVIP SSGA Developed International 150 Fund	1,144,205	7,310,324
		44,391,186
Total Affiliated Investments (Cost $68,490,621)		73,991,661
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.55%
INVESTMENT COMPANY–4.55%
Money Market Fund–4.55%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	3,564,714	$ 3,564,714
Total Unaffiliated Investment (Cost $3,564,714)		3,564,714

TOTAL INVESTMENTS–98.96% (Cost $72,055,335)	77,556,375
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.04%	812,644
NET ASSETS APPLICABLE TO 7,846,582 SHARES OUTSTANDING–100.00%	$78,369,019

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(6)	British Pound	$ (464,888)	$ (466,182)	9/14/20	$1,294	$ —
(5)	Euro	(703,344)	(702,389)	9/14/20	—	(955)
(4)	Japanese Yen	(463,550)	(466,105)	9/14/20	2,555	—
					3,849	(955)
Equity Contracts:
(11)	E-mini MSCI Emerging Markets Index	(542,135)	(544,271)	9/18/20	2,136	—
(10)	E-mini Russell 2000 Index	(718,800)	(693,549)	9/18/20	—	(25,251)
(25)	E-mini S&P 500 Index	(3,862,750)	(3,812,914)	9/18/20	—	(49,836)
(4)	E-mini S&P MidCap 400 Index	(711,640)	(700,322)	9/18/20	—	(11,318)
(20)	Euro STOXX 50 Index	(724,207)	(716,663)	9/18/20	—	(7,544)
(6)	FTSE 100 Index	(457,042)	(457,517)	9/18/20	475	—
(2)	Nikkei 225 Index (OSE)	(412,503)	(415,426)	9/10/20	2,923	—
					5,534	(93,949)
Total Futures Contracts					$9,383	$(94,904)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Multi-Manager Global Equity Managed Volatility Fund–3

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments (continued)
[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–4

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2020 (unaudited)
ASSETS:
Affiliated investments, at value	$73,991,661
Unaffiliated investments, at value	3,564,714
Cash collateral held at broker for futures contracts	884,431
Receivable for securities sold	62,468
Receivable for fund shares sold	26,498
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	14,510
Dividends and interest receivable	367
Prepaid expenses	129
Foreign currencies, at value	53
TOTAL ASSETS	78,544,831
LIABILITIES:
Variation margin due to broker on futures contracts	85,340
Due to manager and affiliates	41,312
Payable for fund shares redeemed	26,835
Other accrued expenses payable	22,325
TOTAL LIABILITIES	175,812
TOTAL NET ASSETS	$78,369,019
Affiliated investments, at cost	$68,490,621
Unaffiliated investments, at cost	3,564,714
Standard Class:
Net Assets	$ 2,619,104
Shares Outstanding	261,621
Net Asset Value Per Share	$ 10.011
Service Class:
Net Assets	$75,749,915
Shares Outstanding	7,584,961
Net Asset Value Per Share	$ 9.987
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$78,706,060
Distributable earnings/(accumulated loss)	(337,041)
TOTAL NET ASSETS	$78,369,019
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–5

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 9,000
EXPENSES:
Distribution fees-Service Class	130,237
Management fees	96,268
Accounting and administration expenses	32,546
Professional fees	14,901
Shareholder servicing fees	11,167
Reports and statements to shareholders	3,059
Custodian fees	2,207
Consulting fees	1,894
Trustees’ fees and expenses	1,088
Pricing fees	367
Other	1,625
295,359
Less:
Management fees waived	(1,275)
Expenses reimbursed	(80,406)
Total operating expenses	213,678
NET INVESTMENT LOSS	(204,678)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	299,068
Futures contracts	(2,331,848)
Net realized loss	(2,032,780)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(3,874,558)
Foreign currencies	(1,634)
Futures contracts	(145,153)
Net change in unrealized appreciation (depreciation)	(4,021,345)
NET REALIZED AND UNREALIZED LOSS	(6,054,125)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,258,803)
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (204,678)	$ 533,581
Net realized loss	(2,032,780)	(3,805,777)
Net change in unrealized appreciation (depreciation)	(4,021,345)	17,500,799
Net increase (decrease) in net assets resulting from operations	(6,258,803)	14,228,603
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(40,756)
Service Class	—	(921,932)
	—	(962,688)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	41,535	140,950
Service Class	4,337,224	8,681,502
Reinvestment of dividends and distributions:
Standard Class	—	40,756
Service Class	—	921,932
	4,378,759	9,785,140
Cost of shares redeemed:
Standard Class	(64,653)	(76,629)
Service Class	(4,623,063)	(11,783,980)
	(4,687,716)	(11,860,609)
Decrease in net assets derived from capital share transactions	(308,957)	(2,075,469)
NET INCREASE (DECREASE) IN NET ASSETS	(6,567,760)	11,190,446
NET ASSETS:
Beginning of period	84,936,779	73,746,333
End of period	$78,369,019	$ 84,936,779
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–6

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 10.826	$ 9.175	$ 11.106	$ 9.404	$ 9.018	$ 9.829
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.010)	0.101	0.116	0.152	0.139	0.157
Net realized and unrealized gain (loss)	(0.805)	1.706	(1.027)	1.787	0.393	(0.821)
Total from investment operations	(0.815)	1.807	(0.911)	1.939	0.532	(0.664)
Less dividends and distributions from:
Net investment income	—	(0.077)	(0.109)	(0.176)	(0.146)	(0.140)
Net realized gain	—	(0.079)	(0.911)	(0.061)	—	(0.007)
Total dividends and distributions	—	(0.156)	(1.020)	(0.237)	(0.146)	(0.147)
Net asset value, end of period	$ 10.011	$ 10.826	$ 9.175	$ 11.106	$ 9.404	$ 9.018
Total return[5]	(7.53%)	19.77%	(8.22%)	20.61%	5.90%	(6.77%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,619	$ 2,859	$ 2,329	$ 3,078	$ 2,411	$ 1,852
Ratio of expenses to average net assets[6]	0.22%	0.22%	0.26%	0.34%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.43%	0.42%	0.40%	0.42%	0.47%	0.52%
Ratio of net investment income (loss) to average net assets	(0.20%) [7]	1.00%	1.04%	1.47%	1.54%	1.62%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.41%) [7]	0.80%	0.90%	1.39%	1.42%	1.45%
Portfolio turnover	8%	13%	103%	10%	19%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–7

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 10.818	$ 9.170	$ 11.103	$ 9.405	$ 9.020	$ 9.830
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.027)	0.065	0.077	0.116	0.108	0.123
Net realized and unrealized gain (loss)	(0.804)	1.703	(1.024)	1.783	0.392	(0.820)
Total from investment operations	(0.831)	1.768	(0.947)	1.899	0.500	(0.697)
Less dividends and distributions from:
Net investment income	—	(0.041)	(0.075)	(0.140)	(0.115)	(0.106)
Net realized gain	—	(0.079)	(0.911)	(0.061)	—	(0.007)
Total dividends and distributions	—	(0.120)	(0.986)	(0.201)	(0.115)	(0.113)
Net asset value, end of period	$ 9.987	$ 10.818	$ 9.170	$ 11.103	$ 9.405	$ 9.020
Total return[5]	(7.68%)	19.35%	(8.55%)	20.18%	5.54%	(7.10%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 75,750	$ 82,078	$ 71,417	$ 61,100	$42,961	$ 33,219
Ratio of expenses to average net assets[6]	0.57%	0.57%	0.61%	0.69%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.78%	0.77%	0.75%	0.77%	0.82%	0.87%
Ratio of net investment income (loss) to average net assets	(0.55%) [7]	0.65%	0.69%	1.12%	1.19%	1.27%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.76%) [7]	0.45%	0.55%	1.04%	1.07%	1.10%
Portfolio turnover	8%	13%	103%	10%	19%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–8

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund is advised by LIAC. The Underlying Funds invest in U.S. and foreign stocks. In addition to investment companies, the Fund may invest in individual securities, such as money market securities, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Multi-Manager Global Equity Managed Volatility Fund–9

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Effective May 1, 2020, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.21% of average daily net assets for the Standard Class and 0.56% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2021 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   Prior to May 1, 2020, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.22% the Fund’s average daily net assets for the Standard Class and 0.57% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 121,583	$ 121,583
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1,2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$2,439
Legal	435
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Multi-Manager Global Equity Managed Volatility Fund–10

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,011 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$14,510
Management fees payable to LIAC	15,529
Distribution fees payable to LFD	21,896
Printing and mailing fees payable to Lincoln Life	2,011
Shareholder servicing fees payable to Lincoln Life	1,876
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.41%@
Equity Fund-37.77%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$32,383,773	$2,238,269	$2,264,604	$ 157	$(2,757,121)	$29,600,475	2,266,846	$—	$—
International Equity Funds-56.64%@
✧✧LVIP Dimensional International Core Equity Fund	8,069,655	935,498	558,479	(127,513)	(1,008,201)	7,310,960	776,770	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	32,351,996	954,350	5,559,361	662,789	1,360,128	29,769,902	2,266,974	—	—
✧✧LVIP SSGA Developed International 150 Fund	7,965,714	1,608,818	558,479	(236,365)	(1,469,364)	7,310,324	1,144,205	—	—
Total	$80,771,138	$5,736,935	$8,940,923	$ 299,068	$(3,874,558)	$73,991,661		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
LVIP Multi-Manager Global Equity Managed Volatility Fund–11

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$5,736,935
Sales	8,940,923
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$72,055,335
Aggregate unrealized appreciation of investments and derivatives	$ 8,685,133
Aggregate unrealized depreciation of investments and derivatives	(3,269,614)
Net unrealized appreciation of investments and derivatives	$ 5,415,519
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$73,991,661	$—	$—	$73,991,661
Unaffiliated Investment Company	3,564,714	—	—	3,564,714
Total Investments	$77,556,375	$—	$—	$77,556,375
Derivatives:
Assets:
Futures Contracts	$ 9,383	$—	$—	$ 9,383
Liabilities:
Futures Contracts	$ (94,904)	$—	$—	$ (94,904)
There were no Level 3 investments at the beginning or end of the period.
LVIP Multi-Manager Global Equity Managed Volatility Fund–12

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	4,317	13,851
Service Class	451,165	871,753
Shares reinvested:
Standard Class	—	3,907
Service Class	—	89,746
	455,482	979,257
Shares redeemed:
Standard Class	(6,764)	(7,528)
Service Class	(453,238)	(1,162,382)
	(460,002)	(1,169,910)
Net decrease	(4,520)	(190,653)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$5,534	Variation margin due to broker on futures contracts	$(93,949)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	3,849	Variation margin due to broker on futures contracts	(955)
Total		$9,383		$(94,904)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
LVIP Multi-Manager Global Equity Managed Volatility Fund–13

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,590,040)	$(145,657)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	258,192	504
Total		$(2,331,848)	$(145,153)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,934,575	$14,587,230
6. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–14

LVIP Multi-Manager Global Equity Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent, and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources, and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule was lower than the current subadvisory fee for the Fund. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP Multi-Manager Global Equity Managed Volatility Fund–15

LVIP Multi-Manager Global Equity Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Multi-Manager Global Equity Managed Volatility Fund–16

LVIP PIMCO Low Duration Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP PIMCO Low Duration Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP PIMCO Low Duration Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,029.60	0.54%	$2.72
Service Class Shares	1,000.00	1,028.40	0.79%	3.98
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.20	0.54%	$2.72
Service Class Shares	1,000.00	1,020.90	0.79%	3.97

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Agency Asset-Backed Security	0.12%
Agency Collateralized Mortgage Obligations	5.47%
Agency Commercial Mortgage-Backed Security	0.41%
Agency Mortgage-Backed Securities	3.94%
Agency Obligation	1.74%
Corporate Bonds	54.64%
Agriculture	2.12%
Airlines	0.42%
Auto Manufacturers	5.78%
Banks	17.69%
Beverages	0.18%
Building Materials	0.47%
Commercial Services	1.22%
Computers	0.80%
Diversified Financial Services	6.38%
Electric	2.85%
Engineering & Construction	0.04%
Food	0.46%
Gas	0.24%
Holding Companies-Diversified	0.65%
Home Builders	0.12%
Insurance	1.08%
Machinery Diversified	0.52%
Media	0.63%
Oil & Gas	2.18%
Pharmaceuticals	2.97%
Pipelines	0.64%
Retail	0.16%
Savings & Loans	0.94%
Semiconductors	1.44%
Telecommunications	2.00%
Transportation	0.29%
Trucking & Leasing	2.37%
Non-Agency Asset-Backed Securities	9.57%
Non-Agency Collateralized Mortgage Obligations	4.62%
Non-Agency Commercial Mortgage-Backed Securities	2.90%
Sovereign Bonds	4.60%
U.S. Treasury Obligations	21.77%
Options Purchased	0.00%
Money Market Fund	0.76%
Security Type/Sector	Percentage of Net Assets
Short-Term Investments	4.37%
Total Investments	114.91%
Liabilities Net of Receivables and Other Assets	(14.91%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	29.20%
AAA	15.64%
AA	3.91%
A	23.92%
BBB	21.17%
BB	1.58%
Non-Rated	0.75%
Short-Term Investments	3.83%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY ASSET-BACKED SECURITY–0.12%
•SLC Student Loan Trust Series 2005-3 A3 0.43% (LIBOR03M + 0.12%) 6/15/29	1,020,466	$ 1,004,367
Total Agency Asset-Backed Security (Cost $1,017,437)		1,004,367
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.47%
•Fannie Mae REMICs
Series 2011-86 NF 0.73% (LIBOR01M + 0.55%) 9/25/41	1,689,615	1,714,844
Series 2014-49 AF 0.69% (LIBOR01M + 0.32%) 8/25/44	751,953	751,331
Series 2017-95 FA 0.72% (LIBOR01M + 0.35%) 11/25/47	4,324,330	4,314,762
Series 2019-53 FA 0.77% (LIBOR01M + 0.40%) 9/25/49	5,414,817	5,417,032
•Freddie Mac REMICs
0.77% (LIBOR01M + 0.40%) 12/15/38	6,829,653	6,853,243
Series 4347 WF 0.77% (LIBOR01M + 0.40%) 1/15/40	1,710,912	1,715,424
Series 4367 GF 0.72% (LIBOR01M + 0.35%) 3/15/37	4,656,858	4,637,875
Series 4419 AF 0.71% (LIBOR01M + 0.34%) 6/15/40	3,071,043	3,071,054
Series 4730 WF 0.72% (LIBOR01M + 0.35%) 8/15/38	4,944,356	4,909,657
•Freddie Mac Strips
Series 328 F4 0.72% (LIBOR01M + 0.35%) 2/15/38	4,886,958	4,851,264
Series 330 F4 0.72% (LIBOR01M + 0.35%) 10/15/37	2,217,136	2,186,078
•GNMA
Series 2016-H11 F 1.10% (LIBOR01M + 0.80%) 5/20/66	2,457,030	2,482,035
Series 2016-H17 FC 1.13% (LIBOR01M + 0.83%) 8/20/66	2,234,571	2,256,738
Series 2016-H19 FA 1.08% (LIBOR01M + 0.78%) 9/20/66	2,049,067	2,064,622
Total Agency Collateralized Mortgage Obligations (Cost $47,212,276)		47,225,959
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.41%
•Fannie Mae-Aces Series 2017-M13 FA 1.12% (LIBOR01M + 0.40%) 10/25/24	3,551,930	$ 3,512,994
Total Agency Commercial Mortgage-Backed Security (Cost $3,551,930)		3,512,994
AGENCY MORTGAGE-BACKED SECURITIES–3.94%
Fannie Mae REMICs 1.50% 2/25/43	10,508,552	10,588,165
Freddie Mac REMICs
1.50% 12/15/42	10,657,734	10,730,516
2.50% 6/25/34	4,366,561	4,416,791
2.50% 10/25/48	8,193,586	8,316,284
Total Agency Mortgage-Backed Securities (Cost $33,398,070)		34,051,756
AGENCY OBLIGATION–1.74%
Federal Home Loan Mortgage Series 0000 1.20% 4/17/25	15,000,000	15,006,658
Total Agency Obligation (Cost $15,000,000)		15,006,658
CORPORATE BONDS–54.64%
Agriculture–2.12%
BAT Capital
•1.01% (LIBOR03M + 0.59%) 8/14/20	2,825,000	2,825,205
2.76% 8/15/22	500,000	517,833
BAT International Finance 3.50% 6/15/22	300,000	314,521
Imperial Brands Finance
2.95% 7/21/20	1,971,000	1,972,914
3.13% 7/26/24	5,500,000	5,711,995
3.75% 7/21/22	1,600,000	1,669,933
Reynolds American 4.00% 6/12/22	5,000,000	5,282,643
		18,295,044
Airlines–0.42%
♦Continental Airlines Pass Through Trust 5.98% 10/19/23	607,139	569,449
Delta Air Lines 3.63% 3/15/22	3,200,000	3,031,040
♦Northwest Airlines Pass Through Trust 6.26% 5/20/23	65,855	63,013
		3,663,502
Auto Manufacturers–5.78%
Daimler Finance North America
3.00% 2/22/21	8,522,000	8,624,463
3.35% 5/4/21	5,000,000	5,092,371
Ford Motor Credit
3.34% 3/18/21	1,100,000	1,088,681
4.25% 9/20/22	2,900,000	2,842,609
LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit (continued)
5.09% 1/7/21	2,300,000	$ 2,297,815
General Motors Financial
•2.17% (LIBOR03M + 0.85%) 4/9/21	2,500,000	2,485,085
3.55% 7/8/22	1,400,000	1,435,424
4.20% 11/6/21	5,200,000	5,332,848
Hyundai Capital America 2.75% 9/18/20	1,705,000	1,708,711
Hyundai Capital Services 2.63% 9/29/20	1,135,000	1,137,672
Nissan Motor Acceptance
•2.20% (LIBOR03M + 0.89%) 1/13/22	3,100,000	2,979,565
2.60% 9/28/22	200,000	195,723
3.65% 9/21/21	5,000,000	5,012,128
Volkswagen Group of America Finance
•1.20% (LIBOR03M + 0.77%) 11/13/20	6,000,000	6,003,528
4.00% 11/12/21	3,500,000	3,643,605
		49,880,228
Banks–17.69%
Aozora Bank 3.81% 9/7/21	1,500,000	1,541,333
•Banco Santander Chile 1.57% (LIBOR03M + 1.20%) 11/28/21	2,000,000	1,985,233
μBank of America 2.33% 10/1/21	1,200,000	1,204,889
μBarclays 4.34% 5/16/24	4,000,000	4,307,927
Barclays Bank 2.65% 1/11/21	5,650,000	5,705,918
•Citigroup 1.78% (LIBOR03M + 1.43%) 9/1/23	8,000,000	8,081,201
Credit Suisse Group Funding Guernsey 3.45% 4/16/21	4,000,000	4,094,840
Danske Bank
•1.38% (LIBOR03M + 1.06%) 9/12/23	5,000,000	4,909,200
2.00% 9/8/21	980,000	995,034
•First Abu Dhabi Bank PJSC 2.13% (LIBOR03M + 0.95%) 4/16/22	2,000,000	2,000,815
Goldman Sachs Group
•1.54% (LIBOR03M + 0.78%) 10/31/22	3,000,000	2,999,040
μ2.88% 10/31/22	3,250,000	3,332,043
3.00% 4/26/22	3,100,000	3,160,078
HSBC Holdings
•1.39% (LIBOR03M + 1.00%) 5/18/24	468,000	464,217
2.95% 5/25/21	3,700,000	3,778,140
μ3.26% 3/13/23	3,100,000	3,211,575
3.60% 5/25/23	300,000	322,182
μ3.95% 5/18/24	1,000,000	1,074,705
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co.
μ3.21% 4/1/23	2,200,000	$ 2,290,621
•4.23% (LIBOR03M + 3.47%) 7/30/20	2,787,000	2,537,006
Lloyds Banking Group
μ2.86% 3/17/23	2,600,000	2,678,018
4.05% 8/16/23	6,500,000	7,065,909
Mitsubishi UFJ Financial Group
2.62% 7/18/22	4,896,000	5,080,192
3.22% 3/7/22	4,000,000	4,169,287
3.76% 7/26/23	6,000,000	6,515,587
Mizuho Financial Group
•0.99% (LIBOR03M + 0.63%) 5/25/24	1,000,000	980,006
2.60% 9/11/22	5,900,000	6,134,233
Morgan Stanley 2.75% 5/19/22	2,100,000	2,183,334
QNB Finance
•1.56% (LIBOR03M + 1.00%) 5/2/22	3,800,000	3,759,050
•1.71% (LIBOR03M + 1.35%) 5/31/21	2,000,000	2,009,580
2.13% 9/7/21	3,500,000	3,515,665
μRoyal Bank of Scotland Group
3.50% 5/15/23	5,000,000	5,191,205
4.52% 6/25/24	4,200,000	4,562,880
Santander UK PLC 2.10% 1/13/23	7,000,000	7,226,625
μStandard Chartered 2.74% 9/10/22	7,000,000	7,080,825
Sumitomo Mitsui Financial Group
2.06% 7/14/21	2,500,000	2,542,076
2.78% 10/18/22	6,000,000	6,271,326
2.85% 1/11/22	3,000,000	3,099,931
•Swedbank 1.01% (LIBOR03M + 0.70%) 3/14/22	2,300,000	2,302,576
UBS Group Funding Switzerland 3.00% 4/15/21	1,800,000	1,835,554
μWells Fargo & Co 1.65% 6/2/24	6,000,000	6,097,164
Wells Fargo & Co. 2.63% 7/22/22	4,250,000	4,427,866
		152,724,886
Beverages–0.18%
Bacardi 4.50% 1/15/21	1,500,000	1,511,275
		1,511,275
Building Materials–0.47%
Carrier Global 2.24% 2/15/25	4,000,000	4,101,121
		4,101,121

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–1.22%
Central Nippon Expressway
•1.01% (LIBOR03M + 0.54%) 8/4/20	5,000,000	$ 5,002,600
2.24% 2/16/21	500,000	502,735
2.29% 4/23/21	2,000,000	2,015,420
Equifax 3.60% 8/15/21	2,900,000	2,992,635
		10,513,390
Computers–0.80%
Dell International
4.42% 6/15/21	1,500,000	1,541,794
5.45% 6/15/23	4,900,000	5,359,680
		6,901,474
Diversified Financial Services–6.38%
AerCap Ireland Capital
3.95% 2/1/22	1,100,000	1,100,369
4.63% 10/30/20	2,800,000	2,812,174
5.00% 10/1/21	2,300,000	2,326,001
Air Lease
2.50% 3/1/21	3,000,000	3,000,426
4.25% 2/1/24	5,200,000	5,324,988
Aircastle 5.50% 2/15/22	1,900,000	1,917,775
Ally Financial 7.50% 9/15/20	1,100,000	1,110,838
Avolon Holdings Funding 2.88% 2/15/25	4,700,000	3,944,040
BGC Partners 5.13% 5/27/21	5,200,000	5,277,649
BOC Aviation
•1.61% (LIBOR03M + 1.05%) 5/2/21	1,500,000	1,486,035
2.38% 9/15/21	750,000	749,678
3.00% 5/23/22	4,000,000	4,062,920
Cantor Fitzgerald 6.50% 6/17/22	1,000,000	1,060,864
International Lease Finance
4.63% 4/15/21	1,400,000	1,415,006
5.88% 8/15/22	800,000	841,663
8.25% 12/15/20	500,000	511,729
LeasePlan 2.88% 10/24/24	5,000,000	5,138,281
Mitsubishi UFJ Lease & Finance 2.65% 9/19/22	6,700,000	6,875,744
Nomura Holdings 2.65% 1/16/25	2,300,000	2,398,649
ORIX 2.90% 7/18/22	2,000,000	2,069,046
Park Aerospace Holdings
3.63% 3/15/21	100,000	98,681
4.50% 3/15/23	1,700,000	1,550,936
		55,073,492
Electric–2.85%
Exelon 2.45% 4/15/21	1,300,000	1,317,905
FirstEnergy 2.85% 7/15/22	3,030,000	3,142,393
Israel Electric 5.00% 11/12/24	4,000,000	4,480,480
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings
1.95% 9/1/22	5,500,000	$ 5,654,765
3.20% 2/25/22	600,000	625,669
Pacific Gas and Electric
1.75% 6/16/22	4,800,000	4,807,488
2.10% 8/1/27	1,300,000	1,283,841
‡2.95% 3/1/26	200,000	215,500
Southern 2.35% 7/1/21	3,000,000	3,050,989
		24,579,030
Engineering & Construction–0.04%
Heathrow Funding 4.88% 7/15/23	300,000	306,024
		306,024
Food–0.46%
McCormick & Co. 2.70% 8/15/22	900,000	937,781
Mondelez International Holdings Netherlands 2.00% 10/28/21	3,000,000	3,053,046
		3,990,827
Gas–0.24%
^British Transco International Finance B.V. 0.00% 11/4/21	520,000	512,152
CenterPoint Energy Resources 3.55% 4/1/23	800,000	852,227
•Dominion Energy Gas Holdings 0.91% (LIBOR03M + 0.60%) 6/15/21	700,000	699,000
		2,063,379
Holding Companies-Diversified–0.65%
CK Hutchison International 17 II 2.25% 9/29/20	3,500,000	3,505,036
CK Hutchison International 19 3.25% 4/11/24	2,000,000	2,114,984
		5,620,020
Home Builders–0.12%
DR Horton 4.38% 9/15/22	1,000,000	1,062,320
		1,062,320
Insurance–1.08%
•Assurant 1.53% (LIBOR03M + 1.25%) 3/26/21	367,000	367,000
•Athene Global Funding 2.67% (LIBOR03M + 1.23%) 7/1/22	9,000,000	8,917,035
		9,284,035
Machinery Diversified–0.52%
Otis Worldwide 2.06% 4/5/25	4,300,000	4,506,311
		4,506,311

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.63%
Charter Communications Operating
4.46% 7/23/22	2,000,000	$ 2,132,356
4.50% 2/1/24	3,000,000	3,319,237
		5,451,593
Oil & Gas–2.18%
BG Energy Capital 4.00% 10/15/21	3,000,000	3,110,589
•Occidental Petroleum 1.84% (LIBOR03M + 1.45%) 8/15/22	8,000,000	7,361,548
Sinopec Group Overseas Development 2.25% 9/13/20	2,000,000	2,003,720
Woodside Finance
3.65% 3/5/25	800,000	838,454
4.60% 5/10/21	5,400,000	5,497,245
		18,811,556
Pharmaceuticals–2.97%
AbbVie
•0.72% (LIBOR03M + 0.35%) 5/21/21	1,100,000	1,100,669
2.30% 11/21/22	7,400,000	7,649,292
5.00% 12/15/21	5,400,000	5,668,571
Bristol-Myers Squibb 3.20% 6/15/26	600,000	673,340
CVS Health
2.80% 7/20/20	3,511,000	3,514,156
3.35% 3/9/21	1,594,000	1,625,624
3.50% 7/20/22	1,200,000	1,264,236
Mylan 3.15% 6/15/21	2,800,000	2,858,537
Zoetis 3.45% 11/13/20	1,300,000	1,311,270
		25,665,695
Pipelines–0.64%
Energy Transfer Operating 4.25% 3/15/23	1,700,000	1,794,503
Sabine Pass Liquefaction 6.25% 3/15/22	3,500,000	3,729,951
		5,524,454
Retail–0.16%
AutoNation 3.35% 1/15/21	1,400,000	1,406,078
		1,406,078
Savings & Loans–0.94%
Nationwide Building Society
2.00% 1/27/23	5,400,000	5,560,159
2.45% 7/27/21	2,500,000	2,553,046
		8,113,205
Semiconductors–1.44%
Broadcom 3.46% 9/15/26	6,253,000	6,711,853
NXP
4.13% 6/1/21	2,500,000	2,574,583
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP (continued)
4.63% 6/1/23	1,000,000	$ 1,096,847
4.88% 3/1/24	1,800,000	2,010,303
		12,393,586
Telecommunications–2.00%
•AT&T
1.50% (LIBOR03M + 1.18%) 6/12/24	7,300,000	7,314,447
2.17% (LIBOR03M + 0.95%) 7/15/21	1,500,000	1,512,225
Crown Castle Towers 3.22% 5/15/42	2,200,000	2,236,698
Sprint Spectrum 3.36% 3/20/23	604,687	612,053
T-Mobile USA 1.50% 2/15/26	5,600,000	5,599,608
		17,275,031
Transportation–0.29%
Kansas City Southern
3.00% 5/15/23	1,250,000	1,276,335
3.13% 6/1/26	1,200,000	1,262,246
		2,538,581
Trucking & Leasing–2.37%
Aviation Capital Group
2.88% 1/20/22	6,100,000	5,829,958
4.38% 1/30/24	2,100,000	1,972,878
•GATX 1.26% (LIBOR03M + 0.72%) 11/5/21	1,600,000	1,578,199
Penske Truck Leasing
3.45% 7/1/24	5,000,000	5,289,525
4.88% 7/11/22	175,000	186,413
SMBC Aviation Capital Finance
2.65% 7/15/21	4,600,000	4,619,347
3.00% 7/15/22	1,000,000	1,004,746
		20,481,066
Total Corporate Bonds (Cost $464,182,706)		471,737,203
NON-AGENCY ASSET-BACKED SECURITIES–9.57%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 1.38% (LIBOR01M + 1.20%) 10/25/34	12,601	12,630
•Amortizing Residential Collateral Trust Series 2004-1 A5 1.18% (LIBOR01M + 1.00%) 10/25/34	55,908	53,968
•Arbor Realty Collateralized Loan Obligation Series 2017-FL3 A 1.17% (LIBOR01M + 0.99%) 12/15/27	2,500,000	2,455,470

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Arbor Realty Commercial Real Estate Notes Series 2019-FL1 A 1.33% (LIBOR01M + 1.15%) 5/15/37	1,100,000	$ 1,070,782
•Asset Backed Securities Home Equity Loan Trust Series 2004-HE2 M1 1.01% (LIBOR01M + 0.83%) 4/25/34	2,117,459	2,009,669
•Atrium XII Series 12A AR 1.93% (LIBOR03M + 0.83%) 4/22/27	4,958,997	4,871,942
•Bear Stearns Asset Backed Securities I Trust Series 2005-AQ1 M3 0.93% (LIBOR01M + 0.75%) 3/25/35	1,104,000	1,031,050
•Bear Stearns Asset Backed Securities Trust Series 2003-2 A3 1.68% (LIBOR01M + 1.50%) 3/25/43	68,716	66,925
•BlueMountain CLO Series 2015-1A A1R 2.64% (LIBOR03M + 1.33%) 4/13/27	235,419	234,185
•CWABS Asset-Backed Certificates Trust Series 2004-6 1A1 0.72% (LIBOR01M + 0.54%) 12/25/34	2,165,917	2,031,572
•Finance America Mortgage Loan Trust Series 2004-2 M1 1.01% (LIBOR01M + 0.83%) 8/25/34	482,151	466,830
•GoldenTree Loan Management EUR CLO 4 DAC Series 4A A 1.55% (EURIBOR03M + 1.55%) 7/20/31	3,700,000	4,156,948
•Jamestown CLO IV Series 2014-4A A1BR 1.91% (LIBOR03M + 0.69%) 7/15/26	618,898	614,983
•LoanCore Issuer Series 2019-CRE2 A 1.31% (LIBOR01M + 1.13%) 5/15/36	2,100,000	2,044,650
Navient Private Education Loan Trust
•Series 2015-AA A2B 1.38% (LIBOR01M + 1.20%) 12/15/28	1,017,948	1,014,812
Series 2020-A A2A 2.46% 11/15/68	3,000,000	3,100,992
Nissan Auto Lease Trust Series 2020-A A2A 1.80% 5/16/22	3,000,000	3,023,194
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•OCP CLO Series 2015-9A A1R 2.02% (LIBOR03M + 0.80%) 7/15/27	1,127,355	$ 1,114,806
•Palmer Square Loan Funding Series 2020-1A A1 1.18% (LIBOR03M + 0.80%) 2/20/28	3,936,661	3,864,589
•Penarth Master Series 2019-1A A1 0.73% (LIBOR01M + 0.54%) 7/18/23	2,000,000	1,996,478
•Penarth Master Issuer Penar Series 2019-1X A1 0.73% (LIBOR01M + 0.54%) 7/18/23	200,000	199,648
•SLM Private Credit Student Loan Trust Series 2005-A A3 0.51% (LIBOR03M + 0.20%) 6/15/23	100,067	99,927
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	3,000,000	3,129,960
•Series 2020-PTA A2B 1.03% (LIBOR01M + 0.85%) 9/15/54	6,000,000	5,787,484
SoFi Consumer Loan Program
Series 2017-5 A2 2.78% 9/25/26	2,102,289	2,123,271
Series 2017-6 A2 2.82% 11/25/26	2,027,722	2,041,730
SoFi Professional Loan Program
Series 2016-F A2 3.02% 2/25/40	1,726,993	1,781,154
Series 2017-D A2FX 2.65% 9/25/40	1,226,834	1,257,740
•THL Credit Wind River Series 2012-1A AR2 2.10% (LIBOR03M + 0.88%) 1/15/26	713,865	709,037
•Towd Point Mortgage Trust
Series 2019-4 A1 2.90% 10/25/59	5,054,509	5,316,920
Series 2019-MH1 A1 3.00% 11/25/58	2,603,264	2,652,486
•Towd Point Mortgage Trust
Series 2019-HY2 A1 1.18% (LIBOR01M + 1.00%) 5/25/58	2,386,460	2,372,549
Series 2019-SJ3 A1 3.00% 11/25/59	4,084,050	4,148,573
•Tralee CLO III Series 2014-3A AR 2.17% (LIBOR03M + 1.03%) 10/20/27	2,922,214	2,872,732
•Tralee CLO V Series 2018-5A A1 2.25% (LIBOR03M + 1.11%) 10/20/28	5,100,000	5,019,083

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Venture XVI CLO Series 2014-16A ARR 2.07% (LIBOR03M + 0.85%) 1/15/28	1,921,908	$ 1,892,218
•Venture XVII CLO Series 2014-17A ARR 2.10% (LIBOR03M + 0.88%) 4/15/27	4,961,560	4,874,415
•WhiteHorse IX Series 2014-9A AR 2.29% (LIBOR03M + 1.16%) 7/17/26	1,139,074	1,131,804
Total Non-Agency Asset-Backed Securities (Cost $82,565,071)		82,647,206
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.62%
•Bear Stearns ARM Trust Series 2003-1 5A1 3.56% 4/25/33	32,516	31,776
•Canterbury Finance No 1 Series 1 A2 1.64% (SONIA03M + 1.35%) 5/16/56	3,200,000	3,913,416
♦•CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 2A3 3.30% 7/25/33	5,164	5,055
•Fannie Mae REMICs Series 2020-29 FC 1.17% (LIBOR01M + 0.80%) 5/25/50	5,602,549	5,591,321
•Finsbury Square Series 2020-2A A 1.37% (SONIA03M + 1.30%) 6/16/70	3,400,000	4,217,252
•Gosforth Funding Series 2017-1A A1A 0.79% (LIBOR03M + 0.47%) 12/19/59	452,282	451,003
•GSR Mortgage Loan Trust Series 2005-5F 8A1 0.68% (LIBOR01M + 0.50%) 6/25/35	252,290	233,844
•Hawksmoor Mortgage Funding Series 2019-1X A 1.29% (SONIA03M + 1.05%) 5/25/53	1,526,427	1,903,017
•Hawksmoor Mortgages Series 2019-1A A 1.29% (SONIA03M + 1.05%) 5/25/53	4,040,541	5,037,398
•Holmes Master Issuer Series 2018-2A A2 1.64% (LIBOR03M + 0.42%) 10/15/54	6,227,943	6,209,042
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 3.60% 5/25/33	9,815	9,440
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortagage Loan
Series 2018-3A A1 4.50% 5/25/58	714,569	$ 756,038
Series 2019-RPL3 A1 2.75% 7/25/59	5,546,625	5,613,867
•New Residential Mortgage Loan Trust Series 2020-RPL1 A1 2.75% 11/25/59	4,778,856	5,090,021
•New York Mortgage Trust Series 2005-3 A1 0.66% (LIBOR01M + 0.48%) 2/25/36	415,710	399,087
•Sequoia Mortgage Trust Series 2004-6 A1 2.72% 7/20/34	6,655	6,699
•Silverstone Master Issuer Series 2019-1A 1A 1.68% (LIBOR03M + 0.57%) 1/21/70	241,500	240,568
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 0.44% (LIBOR01M + 0.25%) 7/19/35	210,694	199,080
Total Non-Agency Collateralized Mortgage Obligations (Cost $39,910,138)		39,907,924
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.90%
•Bancorp Commercial Mortgage Trust Series 2019-CRE6 A 1.23% (LIBOR01M + 1.05%) 9/15/36	1,277,470	1,224,775
•GPMT Series 2018-FL1 A 1.09% (LIBOR01M + 0.90%) 11/21/35	655,992	650,305
GS Mortgage Securities Trust Series 2011-GC5 A4 3.71% 8/10/44	6,300,000	6,364,146
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 1.63% (LIBOR01M + 1.45%) 12/15/31	2,000,000	1,890,572
•MF1 Series 2019-FL2 A 1.31% (LIBOR01M + 1.13%) 12/25/34	5,600,000	5,502,000
•VMC Finance Series 2018-FL2 A 1.11% (LIBOR01M + 0.92%) 10/15/35	2,535,069	2,413,898

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Wells Fargo Commercial Mortgage Trust Series 2020-SOP A 1.32% (LIBOR01M + 1.14%) 1/15/35	2,400,000	$ 2,268,029
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47	4,518,420	4,697,792
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $25,577,018)		25,011,517
ΔSOVEREIGN BONDS–4.60%
Canada—2.35%
CDP Financial 2.13% 6/11/21	15,000,000	15,255,265
Export Development Canada 1.96% 1/29/25	5,000,000	5,042,644
		20,297,909
India—0.08%
•Export-Import Bank of India 1.37% (LIBOR03M + 1.00%) 8/21/22	750,000	730,463
		730,463
Japan—1.02%
Japan Bank for International Cooperation 1.75% 1/23/23	8,500,000	8,770,786
		8,770,786
Republic of Korea—1.15%
Industrial Bank of Korea 2.13% 10/23/24	9,500,000	9,938,348
		9,938,348
Total Sovereign Bonds (Cost $38,757,918)		39,737,506
U.S. TREASURY OBLIGATIONS–21.77%
U.S. Treasury Inflation Protected Security
0.75% 7/15/28	16,652,569	18,786,656
0.88% 1/15/29	2,843,736	3,241,939
U.S. Treasury Notes
0.25% 6/15/23	13,100,000	13,127,633
0.25% 5/31/25	3,700,000	3,695,230
×0.38% 3/31/22	46,800,000	46,968,188
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.63% 5/15/30	9,100,000	$ 9,072,273
×2.25% 4/30/21	91,500,000	93,076,230
Total U.S. Treasury Obligations (Cost $187,122,100)		187,968,149

	Number of Contracts
OPTIONS PURCHASED–0.00%
Put Option Purchased–0.00%
U.S. 2yr Note (CBT) Sep 20 Strike price 105, expiration date 8/21/20, notional amount $52,375,000	250	250
Total Options Purchased (Cost $2,065)		250

	Number of Shares
MONEY MARKET FUND–0.76%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	6,554,558	6,554,558
Total Money Market Fund (Cost $6,554,558)		6,554,558

	Principal Amount°
SHORT-TERM INVESTMENTS—4.37%
≠Discounted Commercial Paper–4.37%
American Honda Finance 1.95% 7/6/20	8,500,000	8,497,698
Bayer 2.35% 8/3/20	8,700,000	8,681,259
BP Capital Markets 1.50% 10/7/20	8,600,000	8,592,645
Gen Dynamics 2.25% 7/20/20	8,000,000	7,990,500
Shell International Finance 2.30% 1/19/21	4,000,000	3,990,233
Total Short-Term Investments (Cost $37,682,718)		37,752,335

TOTAL INVESTMENTS–114.91% (Cost $982,534,005)	992,118,382

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(14.91%)	(128,742,947)
NET ASSETS APPLICABLE TO 84,794,326 SHARES OUTSTANDING–100.00%	$ 863,375,435
LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP PIMCO LOW DURATION BOND FUND STANDARD CLASS ($234,868,746 / 23,043,224 Shares)	$10.193
NET ASSET VALUE PER SHARE–LVIP PIMCO LOW DURATION BOND FUND SERVICE CLASS ($628,506,689 / 61,751,102 Shares)	$10.178
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$ 849,434,874
Distributable earnings/(accumulated loss)	13,940,561
TOTAL NET ASSETS	$ 863,375,435

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
^ Zero coupon security.
Δ Securities have been classified by country of origin.
× Fully or partially pledged as collateral for derivatives.
≠ The rate shown is the effective yield at the time of purchase.
★ Includes $607,000 cash collateral held at broker for futures contracts, $1,601,000 cash collateral held at brokers for swap contracts, $18,559 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $564,080 variation margin due from broker on futures contracts, $600,643 variation margin due from brokers on centrally cleared interest rate swap contracts, $138,407,850 payable for securities purchased, $186,958 payable for fund shares redeemed, $52,278 other accrued expenses payable, $509,953 due to manager and affiliates and $216,039 due to custodian as of June 30, 2020.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2020:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(19,704,000)	USD	13,283,105	7/2/20	$ —	$(314,798)
BNP	CAD	(12,933,000)	USD	9,435,851	7/2/20	—	(90,579)
BNP	EUR	(7,645,000)	USD	8,539,860	7/2/20	—	(49,643)
BNP	GBP	(8,885,000)	USD	11,014,111	7/2/20	4,576	—
Total Foreign Currency Exchange Contracts						$4,576	$(455,020)
LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
450	Bank Acceptance	$ 82,427,775	$ 81,704,282	3/15/21	$ 723,493	$ —
994	Bank Acceptance	182,046,019	181,815,613	6/14/21	230,406	—
(94)	Long Gilt	(16,031,681)	(16,043,829)	9/28/20	12,148	—
(54)	U.S. Treasury 10 yr Notes	(7,515,281)	(7,500,014)	9/21/20	—	(15,267)
111	U.S. Treasury 10 yr Ultra Notes	17,480,766	17,410,952	9/21/20	69,813	—
2,187	U.S. Treasury 2 yr Notes	482,951,111	482,865,014	9/30/20	86,097	—
(665)	U.S. Treasury 5 yr Notes	(83,618,555)	(83,429,377)	9/30/20	—	(189,178)
(58)	U.S. Treasury Ultra Bonds	(12,653,063)	(12,758,556)	9/21/20	105,493	—
Total Futures Contracts					$1,227,450	$(204,445)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
CDX.NA.HY.S33-Quarterly [4]	6,256,000	5.00%	12/20/24	$28,131	$(509,280)	$537,411	$—
CDX.NA.HY.S34-Quarterly [4]	21,280,000	5.00%	6/20/25	128,910	1,172,158	—	(1,043,248)
					662,878	537,411	(1,043,248)
Interest Rate Swap (IRS) Contracts1
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
OIS IRS LIBOR03M-(Semiannual/Quarterly)	47,400,000	2.75%	(0.31%)	12/18/29	$(9,542,885)	$(3,010,808)	$—	$(6,532,077)
OIS IRS LIBOR03M-(Quarterly)	24,400,000	0.30%	(0.10%)	1/13/23	(2,368)	—	—	(2,368)
OIS IRS LIBOR03M-(Quarterly)	18,600,000	0.30%	(0.10%)	1/13/23	(1,900)	—	—	(1,900)
Total IRS Contracts						$(3,010,808)	$—	$(6,536,345)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2020.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
BNP–BNP Paribas
CAD–Canadian Dollar
CBT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
CSFB–Credit Suisse First Boston
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
OIS–Overnight Index Swap
PJSC–Public Joint Stock Company
REMICs–Real Estate Mortgage Investment Conduits
SONIA03M–Sterling Overnight Index Average Offered Rate GBP 3 Month
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Interest	$11,093,626
Foreign taxes withheld	(1,041)
11,092,585
EXPENSES:
Management fees	2,232,779
Distribution fees-Service Class	744,230
Shareholder servicing fees	129,501
Accounting and administration expenses	89,252
Professional fees	41,107
Reports and statements to shareholders	31,278
Custodian fees	27,500
Pricing fees	14,410
Trustees’ fees and expenses	12,561
Interest expense on reverse repurchase agreements and securities sold short	4,426
Consulting fees	1,593
Other	6,730
3,335,367
Less:
Management fees waived	(98,961)
Expenses reimbursed	(76,348)
Total operating expenses	3,160,058
NET INVESTMENT INCOME	7,932,527
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	12,227,084
Foreign currencies	493,263
Foreign currency exchange contracts	2,298,210
Futures contracts	2,705,665
Options written	(10,504)
Swap contracts	1,371,830
Net realized gain	19,085,548
Net change in unrealized appreciation (depreciation) of:
Investments	(956,785)
Foreign currencies	(76,479)
Foreign currency exchange contracts	441,882
Futures contracts	1,713,064
Options purchased	3,739
Swap contracts	(4,499,975)
Net change in unrealized appreciation (depreciation)	(3,374,554)
NET REALIZED AND UNREALIZED GAIN	15,710,994
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,643,521
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 7,932,527	$ 22,300,030
Net realized gain (loss)	19,085,548	(3,918,731)
Net change in unrealized appreciation (depreciation)	(3,374,554)	13,085,080
Net increase in net assets resulting from operations	23,643,521	31,466,379
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(12,049,815)
Service Class	—	(15,969,326)
	—	(28,019,141)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,695,561	46,416,028
Service Class	160,773,599	170,358,751
Reinvestment of dividends and distributions:
Standard Class	—	12,049,815
Service Class	—	15,969,326
	166,469,160	244,793,920
Cost of shares redeemed:
Standard Class	(168,456,613)	(164,250,056)
Service Class	(114,228,101)	(137,836,977)
	(282,684,714)	(302,087,033)
Decrease in net assets derived from capital share transactions	(116,215,554)	(57,293,113)
NET DECREASE IN NET ASSETS	(92,572,033)	(53,845,875)
NET ASSETS:
Beginning of period	955,947,468	1,009,793,343
End of period	$ 863,375,435	$ 955,947,468
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 9.900	$ 9.882	$ 10.010	$ 10.018	$ 9.948	$ 9.939
Income (loss) from investment operations:
Net investment income[2]	0.097	0.242	0.225	0.165	0.164	0.134
Net realized and unrealized gain (loss)	0.196	0.089	(0.111)	0.005	0.097	0.032
Total from investment operations	0.293	0.331	0.114	0.170	0.261	0.166
Less dividends and distributions from:
Net investment income	—	(0.313)	(0.242)	(0.178)	(0.170)	(0.127)
Net realized gain	—	—	—	—	(0.021)	(0.030)
Total dividends and distributions	—	(0.313)	(0.242)	(0.178)	(0.191)	(0.157)
Net asset value, end of period	$ 10.193	$ 9.900	$ 9.882	$ 10.010	$ 10.018	$ 9.948
Total return[3]	2.96%	3.37%	1.16%	1.70%	2.63%	1.67%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$234,869	$390,993	$493,734	$653,369	$775,966	$791,901
Ratio of expenses to average net assets[4]	0.54%	0.54%	0.76%	0.71%	0.63%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.58%	0.58%	0.80%	0.75%	0.63%	0.57%
Ratio of net investment income to average net assets[5]	1.94%	2.41%	2.25%	1.64%	1.63%	1.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.90%	2.37%	2.21%	1.60%	1.63%	1.33%
Portfolio turnover	694%	715%	2,370%	1,302%	817%	489%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2020, the years ended December 31, 2019, 2018, 2017, 2016, and 2015 was 0.54%, 0.54%, 0.54%, 0.54%, 0.54%, and 0.54%, respectively.
[5]	The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2020, the years ended December 31,2019, 2018, 2017, and 2015, was 1.94%, 2.41%, 2.47%, 1.81%, 1.72%, and 1.36%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund–14

LVIP PIMCO Low Duration Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 9.898	$ 9.881	$ 10.011	$ 10.019	$ 9.950	$ 9.941
Income (loss) from investment operations:
Net investment income[2]	0.084	0.217	0.200	0.140	0.139	0.109
Net realized and unrealized gain (loss)	0.196	0.088	(0.111)	0.005	0.097	0.032
Total from investment operations	0.280	0.305	0.089	0.145	0.236	0.141
Less dividends and distributions from:
Net investment income	—	(0.288)	(0.219)	(0.153)	(0.146)	(0.102)
Net realized gain	—	—	—	—	(0.021)	(0.030)
Total dividends and distributions	—	(0.288)	(0.219)	(0.153)	(0.167)	(0.132)
Net asset value, end of period	$ 10.178	$ 9.898	$ 9.881	$ 10.011	$ 10.019	$ 9.950
Total return[3]	2.84%	3.11%	0.90%	1.45%	2.37%	1.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$628,507	$564,954	$516,059	$434,449	$385,279	$237,364
Ratio of expenses to average net assets[4]	0.79%	0.79%	1.01%	0.96%	0.88%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.83%	0.83%	1.05%	1.00%	0.88%	0.82%
Ratio of net investment income to average net assets[5]	1.69%	2.16%	2.00%	1.39%	1.38%	1.08%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.65%	2.12%	1.96%	1.35%	1.38%	1.08%
Portfolio turnover	694%	715%	2,370%	1,302%	817%	489%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2020, the years ended December 31, 2019, 2018, 2017, 2016, and 2015, was 0.79%, 0.79%, 0.79%, 0.79%, 0.79%, and 0.79%, respectively.
[5]	The ratio of net investment income to average net assets excluding interest expense for the years ended June 30, 2020, the years ended December 31, 2019, 2018, 2017, 2016 and 2015, was 1.69%, 2.16%, 2.22% 1.56%, 1.45%, and 1.11%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund–15

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP PIMCO Low Duration Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income consistent with preservation of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap (“CDS”) contracts, interest rate swap contracts and interest rate swap option contracts (“Swaptions”) are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP PIMCO Low Duration Bond Fund–16

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.
Short Sales–The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.
Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.50% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $500 million.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's operating expenses (excluding interest expense) exceed 0.54% of the average daily net assets for the Standard Class and 0.79% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LVIP PIMCO Low Duration Bond Fund–17

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 54,076	$ 54,076
Pacific Investment Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$28,529
Legal	5,087
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $26,391 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 18,559
Management fees payable to LIAC	335,759
Distribution fees payable to LFD	126,637
Printing and mailing fees payable to Lincoln Life	27,240
Shareholder servicing fees payable to Lincoln Life	20,317
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2020, the Fund engaged in securities purchases of $50,765,201 and securities sales of $27,745,173, which resulted in net realized gains of $70,111.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP PIMCO Low Duration Bond Fund–18

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 157,645,182
Purchases of U.S. government securities	6,617,634,797
Sales other than U.S. government securities	137,513,103
Sales of U.S. government securities	6,884,256,736
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$982,569,844
Aggregate unrealized appreciation of investments and derivatives	$ 16,459,641
Aggregate unrealized depreciation of investments and derivatives	(13,380,724)
Net unrealized appreciation of investments and derivatives	$ 3,078,917
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP PIMCO Low Duration Bond Fund–19

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Asset-Backed Security	$ —	$ 1,004,367	$—	$ 1,004,367
Agency Collateralized Mortgage Obligations	—	47,225,959	—	47,225,959
Agency Commercial Mortgage-Backed Security	—	3,512,994	—	3,512,994
Agency Mortgage-Backed Securities	—	34,051,756	—	34,051,756
Agency Obligation	—	15,006,658	—	15,006,658
Corporate Bonds	—	471,737,203	—	471,737,203
Non-Agency Asset-Backed Securities	—	82,647,206	—	82,647,206
Non-Agency Collateralized Mortgage Obligations	—	39,907,924	—	39,907,924
Non-Agency Commercial Mortgage-Backed Securities	—	25,011,517	—	25,011,517
Sovereign Bonds	—	39,737,506	—	39,737,506
U.S. Treasury Obligations	—	187,968,149	—	187,968,149
Options Purchased	250	—	—	250
Money Market Fund	6,554,558	—	—	6,554,558
Short-Term Investment	—	37,752,335	—	37,752,335
Total Investments	$6,554,808	$985,563,574	$—	$992,118,382
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 4,576	$—	$ 4,576
Futures Contracts	$1,227,450	$ —	$—	$ 1,227,450
Swap Contract	$ —	$ 537,411	$—	$ 537,411
Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (455,020)	$—	$ (455,020)
Futures Contracts	$ (204,445)	$ —	$—	$ (204,445)
Swap Contracts	$ —	$(7,579,593)	$—	$(7,579,593)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	569,467	4,617,120
Service Class	16,158,458	16,978,319
Shares reinvested:
Standard Class	—	1,215,312
Service Class	—	1,610,645
	16,727,925	24,421,396
Shares redeemed:
Standard Class	(17,020,949)	(16,302,409)
Service Class	(11,485,140)	(13,740,483)
	(28,506,089)	(30,042,892)
Net decrease	(11,778,164)	(5,621,496)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP PIMCO Low Duration Bond Fund–20

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2020, the Fund entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date; to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2020, the Fund pledged $1,563,477 in securities and $607,000 in cash as collateral for futures contracts.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts–During the six months ended June 30, 2020, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2020, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to generate income and to facilitate investments in portfolio securities.
Swap Contracts–The Fund enters into interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
LVIP PIMCO Low Duration Bond Fund–21

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from(paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2020, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2020, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2020, the Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.
At June 30, 2020, the Fund pledged $1,668,407 in securities as collateral for open swap contracts. The Fund pledged $1,601,000 of cash collateral to RBC Dominion and Morgan Stanley as collateral for open swap contracts. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the counterparty due to any loss on the collateral invested.
LVIP PIMCO Low Duration Bond Fund–22

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$ 4,576	Liabilities net of receivables and other assets	$ (455,020)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	1,227,450	Liabilities net of receivables and other assets	(204,445)
Options purchased (Interest rate contracts)	Liabilities net of receivables and other assets	250	Liabilities net of receivables and other assets	—
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	537,411	Liabilities net of receivables and other assets	(1,043,248)
Swap contracts (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(6,536,345)
Total		$1,769,687		$(8,239,058)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 2,298,210	$ 441,882
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,705,665	1,713,064
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	—	3,739
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(10,504)	—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	3,101,917	(48,729)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,730,087)	(4,451,246)
Total		$ 6,365,201	$(2,341,290)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$27,803,305	$51,650,093
Futures contracts (average notional value)	599,085,738	97,169,455
Options contracts (average value)	2,828	—
CDS contracts (average notional value)*	13,068,143	23,328,000
Interest rate swap contracts (average notional value)**	2,807,225	104,399,601

LVIP PIMCO Low Duration Bond Fund–23

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
*Long represents buying protection and short represents selling protection.
**Long represent paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
At June 30, 2020, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
BNP Paribas SA	$4,576	$(455,020)	$(450,444)
Total	$4,576	$(455,020)	$(450,444)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
BNP Paribas SA	(450,444)	—	—	193,694	—	(256,750)
Total	(450,444)	—	—	193,694	—	(256,750)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by
LVIP PIMCO Low Duration Bond Fund–24

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP PIMCO Low Duration Bond Fund–25

LVIP PIMCO Low Duration Bond Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP PIMCO Low Duration Bond Fund–26

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,007.20	0.10%	$0.50
Service Class Shares	1,000.00	1,005.40	0.45%	2.24
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.40	0.10%	$0.50
Service Class Shares	1,000.00	1,022.60	0.45%	2.26

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–1

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Investment Companies	98.14%
Equity Funds	93.95%
Money Market Fund	4.19%
Total Investments	98.14%
Receivables and Other Assets Net of Liabilities	1.86%
Total Net Assets	100.00%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–2

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–98.14%
Equity Funds–93.95%
✠Fidelity ® --
VIP Contrafund® Portfolio	7,088,355	$ 286,298,628
VIP Equity-Income Portfolio	6,014,296	119,684,494
		405,983,122
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.19%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	18,113,198	$ 18,113,198
		18,113,198
Total Investment Companies (Cost $351,927,734)		424,096,320

TOTAL INVESTMENTS–98.14% (Cost $351,927,734)	424,096,320
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.86%	8,031,026
NET ASSETS APPLICABLE TO 32,807,809 SHARES OUTSTANDING–100.00%	$432,127,346
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($121,485 / 9,200 Shares)	$13.204
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($432,005,861 / 32,798,609 Shares)	$13.171
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$365,251,695
Distributable earnings/(accumulated loss)	66,875,651
TOTAL NET ASSETS	$432,127,346

✠ Initial Class.
★ Includes $8,536,880 cash collateral held at broker for futures contracts, $21,147 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $88,130 payable for fund shares redeemed, $17,398 other accrued expenses payable, $171,342 due to manager and affiliates and $767,126 variation margin due to broker on futures contracts as of June 30, 2020.

The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
(52)	E-mini Russell 2000 Index	$ (3,737,760)	$ (3,724,257)	9/18/20	$ —	$(13,503)
(619)	E-mini S&P 500 Index	(95,641,690)	(95,831,333)	9/18/20	189,643	—
Total Futures Contracts					$189,643	$(13,503)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–3

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–4

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 797,903
EXPENSES:
Management fees	1,493,259
Distribution fees-Service Class	746,421
Shareholder servicing fees	61,863
Accounting and administration expenses	45,801
Professional fees	15,813
Reports and statements to shareholders	13,952
Custodian fees	12,968
Trustees’ fees and expenses	5,914
Consulting fees	2,002
Pricing fees	173
Other	3,775
2,401,941
Less:
Management fees waived	(1,326,145)
Expenses reimbursed	(119,596)
Total operating expenses	956,200
NET INVESTMENT LOSS	(158,297)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	3,268,436
Distributions from investment companies	6,661,578
Futures contracts	(6,270,355)
Net realized gain	3,659,659
Net change in unrealized appreciation (depreciation) of:
Investments	(1,189,291)
Foreign currencies	(262)
Futures contracts	(167,160)
Net change in unrealized appreciation (depreciation)	(1,356,713)
NET REALIZED AND UNREALIZED GAIN	2,302,946
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,144,649
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (158,297)	$ 2,231,558
Net realized gain	3,659,659	14,282,140
Net change in unrealized appreciation (depreciation)	(1,356,713)	60,590,832
Net increase in net assets resulting from operations	2,144,649	77,104,530
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(11,654)
Service Class	—	(40,890,998)
	—	(40,902,652)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,177	1,120
Service Class	21,637,372	28,749,673
Reinvestment of dividends and distributions:
Standard Class	—	11,654
Service Class	—	40,890,998
	21,638,549	69,653,445
Cost of shares redeemed:
Standard Class	(4,574)	(7,154)
Service Class	(43,533,329)	(59,059,986)
	(43,537,903)	(59,067,140)
Increase (decrease) in net assets derived from capital share transactions	(21,899,354)	10,586,305
NET INCREASE (DECREASE) IN NET ASSETS	(19,754,705)	46,788,183
NET ASSETS:
Beginning of period	451,882,051	405,093,868
End of period	$432,127,346	$451,882,051
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–5

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 13.110	$ 12.098	$ 13.486	$ 11.684	$ 11.081	$ 11.839
Income (loss) from investment operations:
Net investment income[4]	0.018	0.113	0.145	0.138	0.112	0.119
Net realized and unrealized gain (loss)	0.076	2.220	(0.878)	2.086	0.619	(0.688)
Total from investment operations	0.094	2.333	(0.733)	2.224	0.731	(0.569)
Less dividends and distributions from:
Net investment income	—	(0.157)	(0.175)	(0.336)	(0.128)	(0.189)
Net realized gain	—	(1.164)	(0.480)	(0.086)	—	—
Total dividends and distributions	—	(1.321)	(0.655)	(0.422)	(0.128)	(0.189)
Net asset value, end of period	$ 13.204	$ 13.110	$ 12.098	$ 13.486	$ 11.684	$ 11.081
Total return[5]	0.72%	20.04%	(5.85%)	19.03%	6.59%	(4.81%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 121	$ 124	$ 109	$ 138	$ 210	$ 626
Ratio of expenses to average net assets[6]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.77%	0.77%	0.76%	0.75%	0.75%	0.77%
Ratio of net investment income to average net assets	0.27% [7]	0.87%	1.07%	1.08%	1.03%	1.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40%) [7]	0.20%	0.41%	0.43%	0.38%	0.35%
Portfolio turnover	8%	15%	43%	11%	44%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–6

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 13.100	$ 12.095	$ 13.479	$ 11.681	$ 11.082	$ 11.838
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.005)	0.067	0.097	0.094	0.076	0.078
Net realized and unrealized gain (loss)	0.076	2.215	(0.874)	2.082	0.612	(0.686)
Total from investment operations	0.071	2.282	(0.777)	2.176	0.688	(0.608)
Less dividends and distributions from:
Net investment income	—	(0.113)	(0.127)	(0.292)	(0.089)	(0.148)
Net realized gain	—	(1.164)	(0.480)	(0.086)	—	—
Total dividends and distributions	—	(1.277)	(0.607)	(0.378)	(0.089)	(0.148)
Net asset value, end of period	$ 13.171	$ 13.100	$ 12.095	$ 13.479	$ 11.681	$ 11.082
Total return[5]	0.54%	19.62%	(6.18%)	18.62%	6.22%	(5.15%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$432,006	$451,758	$404,985	$474,108	$450,882	$443,649
Ratio of expenses to average net assets[6]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.12%	1.12%	1.11%	1.10%	1.10%	1.12%
Ratio of net investment income (loss) to average net assets	(0.08%) [7]	0.52%	0.72%	0.73%	0.68%	0.67%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.75%) [7]	(0.15%)	0.06%	0.08%	0.03%	0.00%
Portfolio turnover	8%	15%	43%	11%	44%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–7

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund. The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio, which are advised by an unaffiliated adviser, invest primarily in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–8

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.70% of the Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.625% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.   Prior to May 1, 2020, the waiver amount was 0.62% of the Fund’s average daily net assets.
Effective May 1, 2020, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.095% of the Fund’s average daily net assets for the Standard Class and 0.445% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2020, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceeded 0.10% of the Fund’s average daily net assets for the Standard Class and 0.45% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 158,896	$ 158,896
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1,2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$13,483
Legal	2,404
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,167 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–9

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 21,147
Management fees payable to LIAC	26,464
Distribution fees payable to LFD	123,465
Printing and mailing fees payable to Lincoln Life	11,180
Shareholder servicing fees payable to Lincoln Life	10,233
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$33,463,549
Sales	59,350,922
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$351,927,734
Aggregate unrealized appreciation of investments and derivatives	$ 72,358,229
Aggregate unrealized depreciation of investments and derivatives	(13,503)
Net unrealized appreciation of investments and derivatives	$ 72,344,726
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–10

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$424,096,320	$—	$—	$424,096,320
Derivatives:
Assets:
Futures Contract	$ 189,643	$—	$—	$ 189,643
Liabilities:
Futures Contract	$ (13,503)	$—	$—	$ (13,503)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	89	90
Service Class	1,671,664	2,233,825
Shares reinvested:
Standard Class	—	941
Service Class	—	3,316,590
	1,671,753	5,551,446
Shares redeemed:
Standard Class	(377)	(546)
Service Class	(3,357,120)	(4,549,713)
	(3,357,497)	(4,550,259)
Net increase (decrease)	(1,685,744)	1,001,187
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–11

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$189,643	Receivables and other assets net of liabilities	$(13,503)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(6,270,355)	$(167,160)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$6,020,788	$86,188,881
6. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–12

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–13

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent, and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources, and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule was lower than the current subadvisory fee for the Fund. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–14

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–15

LVIP SSGA Index Allocation Funds
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Structured Allocation Funds
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect expense reimbursements in effect.
LVIP SSGA Conservative Index Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,016.90	0.20%	$1.00
Service Class Shares	1,000.00	1,015.70	0.45%	2.26
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.90	0.20%	$1.01
Service Class Shares	1,000.00	1,022.60	0.45%	2.26
LVIP SSGA Moderate Index Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$987.90	0.21%	$1.04
Service Class Shares	1,000.00	986.60	0.46%	2.27
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.06
Service Class Shares	1,000.00	1,022.60	0.46%	2.31

LVIP SSGA Allocation Funds–1

LVIP SSGA Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP SSGA Moderately Aggressive Index Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$970.50	0.21%	$1.03
Service Class Shares	1,000.00	969.40	0.46%	2.25
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.06
Service Class Shares	1,000.00	1,022.60	0.46%	2.31
LVIP SSGA Conservative Structured Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$989.40	0.24%	$1.19
Service Class Shares	1,000.00	988.10	0.49%	2.42
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.24%	$1.21
Service Class Shares	1,000.00	1,022.40	0.49%	2.46
LVIP SSGA Moderate Structured Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$948.70	0.21%	$1.02
Service Class Shares	1,000.00	947.50	0.46%	2.23
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.06
Service Class Shares	1,000.00	1,022.60	0.46%	2.31
LVIP SSGA Moderately Aggressive Structured Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$923.70	0.21%	$1.00
Service Class Shares	1,000.00	922.50	0.46%	2.20
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.06
Service Class Shares	1,000.00	1,022.60	0.46%	2.31

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Allocation Funds–2

LVIP SSGA Index Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP SSGA Conservative Index Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	85.78%
Investment Companies	85.78%
Equity Funds	21.80%
Fixed Income Fund	50.28%
International Equity Fund	13.70%
Unaffiliated Investments	14.01%
Investment Companies	14.01%
Fixed Income Fund	10.06%
International Equity Fund	3.93%
Money Market Fund	0.02%
Total Investments	99.79%
Receivables and Other Assets Net of Liabilities	0.21%
Total Net Assets	100.00%
LVIP SSGA Moderate Index Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	84.04%
Investment Companies	84.04%
Equity Funds	33.96%
Fixed Income Fund	30.36%
International Equity Fund	19.72%
Unaffiliated Investments	16.02%
Investment Companies	16.02%
Fixed Income Fund	10.10%
International Equity Fund	5.92%
Total Investments	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%
LVIP SSGA Moderately Aggressive Index Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	85.12%
Investment Companies	85.12%
Equity Funds	38.05%
Fixed Income Fund	25.34%
International Equity Fund	21.73%
Unaffiliated Investments	14.97%
Investment Companies	14.97%
Fixed Income Fund	5.06%
International Equity Fund	9.91%
Total Investments	100.09%
Liabilities Net of Receivables and Other Assets	(0.09%)
Total Net Assets	100.00%

LVIP SSGA Allocation Funds–3

LVIP SSGA Structured Allocation Funds
Security Type/Sector Allocations (unaudited) (continued)
As of June 30, 2020
LVIP SSGA Conservative Structured Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	90.43%
Investment Companies	90.43%
Equity Funds	23.78%
Fixed Income Fund	47.87%
International Equity Funds	18.78%
Unaffiliated Investment	9.60%
Investment Company	9.60%
Fixed Income Fund	9.60%
Total Investments	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%
LVIP SSGA Moderate Structured Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	90.67%
Investment Companies	90.67%
Equity Funds	35.98%
Fixed Income Fund	28.13%
International Equity Funds	26.56%
Unaffiliated Investment	9.40%
Investment Company	9.40%
Fixed Income Fund	9.40%
Total Investments	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%
LVIP SSGA Moderately Aggressive Structured Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.39%
Investment Companies	95.39%
Equity Funds	39.91%
Fixed Income Fund	23.20%
International Equity Funds	32.28%
Unaffiliated Investment	4.65%
Investment Company	4.65%
Fixed Income Fund	4.65%
Total Investments	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%

LVIP SSGA Allocation Funds–4

LVIP SSGA Conservative Index Allocation Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–85.78%
INVESTMENT COMPANIES–85.78%
Equity Funds–21.80%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	350,654	$ 3,661,180
LVIP SSGA S&P 500 Index Fund	1,019,576	20,696,368
LVIP SSGA Small-Cap Index Fund	89,526	2,458,663
		26,816,211
Fixed Income Fund–50.28%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	5,077,093	61,844,069
		61,844,069
International Equity Fund–13.70%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,921,588	16,848,487
		16,848,487
Total Affiliated Investments (Cost $85,759,569)		105,508,767
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–14.01%
INVESTMENT COMPANIES–14.01%
Fixed Income Fund–10.06%
SPDR® Portfolio TIPS ETF	410,380	$ 12,368,853
		12,368,853
International Equity Fund–3.93%
iShares Core MSCI Emerging Markets ETF	101,663	4,839,159
		4,839,159
Money Market Fund–0.02%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	22,962	22,962
		22,962
Total Unaffiliated Investments (Cost $15,707,162)		17,230,974

TOTAL INVESTMENTS–99.79% (Cost $101,466,731)	122,739,741
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	261,170
NET ASSETS APPLICABLE TO 8,947,981 SHARES OUTSTANDING–100.00%	$123,000,911

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–5

LVIP SSGA Moderate Index Allocation Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–84.04%
INVESTMENT COMPANIES–84.04%
Equity Funds–33.96%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	2,900,391	$ 30,282,982
LVIP SSGA S&P 500 Index Fund	5,950,104	120,781,158
LVIP SSGA Small-Cap Index Fund	740,492	20,336,124
		171,400,264
Fixed Income Fund–30.36%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	12,577,056	153,201,118
		153,201,118
International Equity Fund–19.72%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	11,348,104	99,500,178
		99,500,178
Total Affiliated Investments (Cost $345,102,769)		424,101,560
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–16.02%
INVESTMENT COMPANIES–16.02%
Fixed Income Fund–10.10%
SPDR® Portfolio TIPS ETF	1,690,627	$ 50,955,498
		50,955,498
International Equity Fund–5.92%
iShares Core MSCI Emerging Markets ETF	628,331	29,908,555
		29,908,555
Total Unaffiliated Investments (Cost $75,980,015)		80,864,053

TOTAL INVESTMENTS–100.06% (Cost $421,082,784)	504,965,613
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(279,471)
NET ASSETS APPLICABLE TO 33,325,629 SHARES OUTSTANDING–100.00%	$504,686,142

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–6

LVIP SSGA Moderately Aggressive Index Allocation Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–85.12%
INVESTMENT COMPANIES–85.12%
Equity Funds–38.05%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	2,905,545	$ 30,336,790
LVIP SSGA S&P 500 Index Fund	5,533,823	112,331,075
LVIP SSGA Small-Cap Index Fund	794,818	21,828,090
		164,495,955
Fixed Income Fund–25.34%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	8,993,188	109,546,025
		109,546,025
International Equity Fund–21.73%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	10,717,419	93,970,332
		93,970,332
Total Affiliated Investments (Cost $293,540,075)		368,012,312
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–14.97%
INVESTMENT COMPANIES–14.97%
Fixed Income Fund–5.06%
SPDR® Portfolio TIPS ETF	726,580	$ 21,899,121
		21,899,121
International Equity Fund–9.91%
iShares Core MSCI Emerging Markets ETF	900,117	42,845,569
		42,845,569
Total Unaffiliated Investments (Cost $61,400,471)		64,744,690

TOTAL INVESTMENTS–100.09% (Cost $354,940,546)	432,757,002
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(389,140)
NET ASSETS APPLICABLE TO 28,078,667 SHARES OUTSTANDING–100.00%	$432,367,862

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–7

LVIP SSGA Conservative Structured Allocation Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.43%
INVESTMENT COMPANIES–90.43%
Equity Funds–23.78%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	1,372,268	$ 14,768,343
LVIP SSGA Mid-Cap Index Fund	354,674	3,703,155
LVIP SSGA S&P 500 Index Fund	697,483	14,158,216
LVIP SSGA Small-Cap Index Fund	136,914	3,760,057
LVIP SSGA Small-Mid Cap 200 Fund	419,168	3,987,541
		40,377,312
Fixed Income Fund–47.87%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,672,294	81,275,213
		81,275,213
International Equity Funds–18.78%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	1,955,263	12,492,174
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Emerging Markets 100 Fund	1,000,743	$ 6,921,139
LVIP SSGA International Index Fund	1,422,256	12,470,345
		31,883,658
Total Affiliated Investments (Cost $134,912,168)		153,536,183
UNAFFILIATED INVESTMENT–9.60%
INVESTMENT COMPANY–9.60%
Fixed Income Fund–9.60%
SPDR® Portfolio TIPS ETF	540,840	16,300,918
Total Unaffiliated Investment (Cost $14,736,528)		16,300,918

TOTAL INVESTMENTS–100.03% (Cost $149,648,696)	169,837,101
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(43,252)
NET ASSETS APPLICABLE TO 14,358,333 SHARES OUTSTANDING–100.00%	$169,793,849

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–8

LVIP SSGA Moderate Structured Allocation Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.67%
INVESTMENT COMPANIES–90.67%
Equity Funds–35.98%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	9,290,079	$ 99,979,830
LVIP SSGA Mid-Cap Index Fund	3,202,105	33,433,176
LVIP SSGA S&P 500 Index Fund	4,723,747	95,887,332
LVIP SSGA Small-Cap Index Fund	927,241	25,464,831
LVIP SSGA Small-Mid Cap 200 Fund	2,837,260	26,990,859
		281,756,028
Fixed Income Fund–28.13%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	18,082,599	220,264,134
		220,264,134
International Equity Funds–26.56%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	12,614,019	80,590,967
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Emerging Markets 100 Fund	6,778,393	$ 46,879,366
LVIP SSGA International Index Fund	9,176,899	80,463,052
		207,933,385
Total Affiliated Investments (Cost $634,510,905)		709,953,547
UNAFFILIATED INVESTMENT–9.40%
INVESTMENT COMPANY–9.40%
Fixed Income Fund–9.40%
✧✧SPDR® Portfolio TIPS ETF	2,443,031	73,632,955
Total Unaffiliated Investment (Cost $67,249,423)		73,632,955

TOTAL INVESTMENTS–100.07% (Cost $701,760,328)	783,586,502
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(584,091)
NET ASSETS APPLICABLE TO 63,818,448 SHARES OUTSTANDING–100.00%	$783,002,411

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–9

LVIP SSGA Moderately Aggressive Structured Allocation Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.39%
INVESTMENT COMPANIES–95.39%
Equity Funds–39.91%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	5,930,191	$ 63,820,716
LVIP SSGA Mid-Cap Index Fund	1,886,868	19,700,790
LVIP SSGA S&P 500 Index Fund	3,014,419	61,189,684
LVIP SSGA Small-Cap Index Fund	728,556	20,008,350
LVIP SSGA Small-Mid Cap 200 Fund	2,230,061	21,214,569
		185,934,109
Fixed Income Fund–23.20%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	8,872,572	108,076,797
		108,076,797
International Equity Funds–32.28%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	8,174,605	52,227,550
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Emerging Markets 100 Fund	6,654,965	$ 46,025,743
LVIP SSGA International Index Fund	5,947,001	52,143,303
		150,396,596
Total Affiliated Investments (Cost $401,987,562)		444,407,502
UNAFFILIATED INVESTMENT–4.65%
INVESTMENT COMPANY–4.65%
Fixed Income Fund–4.65%
SPDR® Portfolio TIPS ETF	719,230	21,677,592
Total Unaffiliated Investment (Cost $19,703,697)		21,677,592

TOTAL INVESTMENTS–100.04% (Cost $421,691,259)	466,085,094
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(203,912)
NET ASSETS APPLICABLE TO 37,460,288 SHARES OUTSTANDING–100.00%	$465,881,182

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–10

LVIP SSGA Allocation Funds
Statements of Assets and Liabilities
June 30, 2020 (unaudited)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
ASSETS:
Affiliated investments, at value	$105,508,767	$424,101,560	$368,012,312	$153,536,183	$709,953,547	$444,407,502
Unaffiliated investments, at value	17,230,974	80,864,053	64,744,690	16,300,918	73,632,955	21,677,592
Receivable for fund shares sold	338,506	84,650	2,772	36,117	39,235	33,082
Receivable for securities sold	17,703	18,040	156,526	5,327	278,749	682,528
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	8,032	—	—	—	—	—
Prepaid expenses	190	760	684	278	1,307	803
Dividends and interest receivable	6	23	20	6	3	3
TOTAL ASSETS	123,104,178	505,069,086	432,917,004	169,878,829	783,905,796	466,801,510
LIABILITIES:
Payable for securities purchased	40,647	—	13,229	—	1,147	—
Due to manager and affiliates	37,681	136,138	113,478	58,993	274,385	152,911
Other accrued expenses payable	12,486	15,329	15,243	12,807	20,066	16,463
Payable for fund shares redeemed	12,453	213,458	263,873	7,865	330,188	68,423
Due to custodian	—	18,019	143,319	5,315	277,599	682,531
TOTAL LIABILITIES	103,267	382,944	549,142	84,980	903,385	920,328
TOTAL NET ASSETS	$123,000,911	$504,686,142	$432,367,862	$169,793,849	$783,002,411	$465,881,182
Affiliated investments, at cost	$ 85,759,569	$345,102,769	$293,540,075	$134,912,168	$634,510,905	$401,987,562
Unaffiliated investments, at cost	15,707,162	75,980,015	61,400,471	14,736,528	67,249,423	19,703,697
Standard Class:
Net Assets	$ 37,279,802	$232,806,951	$216,603,273	$ 19,783,439	$116,047,059	$ 96,040,647
Shares Outstanding	2,709,152	15,358,884	14,044,172	1,671,092	9,445,320	7,711,935
Net Asset Value Per Share	$ 13.761	$ 15.158	$ 15.423	$ 11.839	$ 12.286	$ 12.454
Service Class:
Net Assets	$ 85,721,109	$271,879,191	$215,764,589	$150,010,410	$666,955,352	$369,840,535
Shares Outstanding	6,238,829	17,966,745	14,034,495	12,687,241	54,373,128	29,748,353
Net Asset Value Per Share	$ 13.740	$ 15.132	$ 15.374	$ 11.824	$ 12.266	$ 12.432
LVIP SSGA Allocation Funds–11

LVIP SSGA Allocation Funds
Statements of Assets and Liabilities (continued)

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$103,723,007	$423,343,704	$357,537,947	$152,877,252	$707,589,282	$430,618,356
Distributable earnings/(accumulated loss)	19,277,904	81,342,438	74,829,915	16,916,597	75,413,129	35,262,826
TOTAL NET ASSETS	$123,000,911	$504,686,142	$432,367,862	$169,793,849	$783,002,411	$465,881,182
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–12

LVIP SSGA Allocation Funds
Statements of Operations
Six Months Ended June 30, 2020 (unaudited)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 126,188	$ 586,824	$ 533,273	$ 108,052	$ 477,315	$ 140,659
Interest	437	1,118	—	65	257	—
	126,625	587,942	533,273	108,117	477,572	140,659
EXPENSES:
Distribution fees-Service Class	105,371	332,691	267,944	188,078	833,449	469,884
Management fees	90,822	358,687	313,731	127,576	583,597	352,037
Accounting and administration expenses	24,771	38,107	35,995	26,705	49,899	38,208
Shareholder servicing fees	17,559	69,346	60,655	24,665	112,829	68,060
Professional fees	12,453	13,743	13,354	11,504	16,043	13,796
Custodian fees	4,001	6,080	7,984	5,584	16,387	10,890
Reports and statements to shareholders	3,371	8,664	7,888	4,308	22,968	9,117
Trustees’ fees and expenses	1,639	6,463	5,790	2,392	11,057	6,768
Consulting fees	911	1,023	1,008	930	1,142	1,037
Index fees	279	1,074	960	—	—	—
Pricing fees	66	95	61	62	87	102
Other	1,313	2,210	2,141	2,037	6,254	3,989
	262,556	838,183	717,511	393,841	1,653,712	973,888
Less:
Expenses reimbursed	(36,089)	—	—	—	—	—
Total operating expenses	226,467	838,183	717,511	393,841	1,653,712	973,888
NET INVESTMENT LOSS	(99,842)	(250,241)	(184,238)	(285,724)	(1,176,140)	(833,229)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(17,044)	(1,855,676)	(2,039,011)	267,479	1,992,685	347,751
Sale of unaffiliated investments	(56,023)	(107,521)	(357,113)	101,591	405,686	179,640
Net realized gain (loss)	(73,067)	(1,963,197)	(2,396,124)	369,070	2,398,371	527,391
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	1,472,948	(3,174,671)	(8,721,748)	(3,651,631)	(50,132,249)	(41,681,833)
Unaffiliated investments	257,188	(6,776)	(3,026,443)	815,500	3,804,659	1,085,539
Net change in unrealized appreciation (depreciation)	1,730,136	(3,181,447)	(11,748,191)	(2,836,131)	(46,327,590)	(40,596,294)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,657,069	(5,144,644)	(14,144,315)	(2,467,061)	(43,929,219)	(40,068,903)
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS	$1,557,227	$(5,394,885)	$(14,328,553)	$(2,752,785)	$(45,105,359)	$(40,902,132)
LVIP SSGA Allocation Funds–13

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–14

LVIP SSGA Allocation Funds
Statements of Changes in Net Assets
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (99,842)	$ 2,469,665	$ (250,241)	$ 9,183,228	$ (184,238)	$ 8,223,377
Net realized gain (loss)	(73,067)	1,122,152	(1,963,197)	6,789,216	(2,396,124)	6,724,649
Net change in unrealized appreciation (depreciation)	1,730,136	11,825,116	(3,181,447)	56,562,992	(11,748,191)	57,228,034
Net increase (decrease) in net assets resulting from operations	1,557,227	15,416,933	(5,394,885)	72,535,436	(14,328,553)	72,176,060
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,183,711)	—	(5,898,491)	—	(6,393,474)
Service Class	—	(2,357,038)	—	(7,547,754)	—	(6,478,548)
	—	(3,540,749)	—	(13,446,245)	—	(12,872,022)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,261,546	5,638,431	30,576,219	49,578,870	14,624,957	39,052,794
Service Class	17,054,658	15,921,747	11,706,653	37,966,249	13,631,913	31,753,214
Reinvestment of dividends and distributions:
Standard Class	—	1,183,711	—	5,898,491	—	6,393,474
Service Class	—	2,357,038	—	7,547,754	—	6,478,548
	19,316,204	25,100,927	42,282,872	100,991,364	28,256,870	83,678,030
Cost of shares redeemed:
Standard Class	(4,300,032)	(3,964,968)	(5,193,131)	(12,462,190)	(5,945,940)	(11,596,070)
Service Class	(15,610,730)	(15,922,536)	(19,963,858)	(41,257,431)	(24,080,686)	(47,108,633)
	(19,910,762)	(19,887,504)	(25,156,989)	(53,719,621)	(30,026,626)	(58,704,703)
Increase (decrease) in net assets derived from capital share transactions	(594,558)	5,213,423	17,125,883	47,271,743	(1,769,756)	24,973,327
NET INCREASE (DECREASE) IN NET ASSETS	962,669	17,089,607	11,730,998	106,360,934	(16,098,309)	84,277,365
NET ASSETS:
Beginning of period	122,038,242	104,948,635	492,955,144	386,594,210	448,466,171	364,188,806
End of period	$123,000,911	$122,038,242	$504,686,142	$492,955,144	$432,367,862	$448,466,171
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–15

LVIP SSGA Allocation Funds
Statements of Changes in Net Assets (continued)
	LVIP SSGA Conservative Structured Allocation Fund		LVIP SSGA Moderate Structured Allocation Fund		LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (285,724)	$ 3,977,095	$ (1,176,140)	$ 18,486,005	$ (833,229)	$ 11,586,318
Net realized gain (loss)	369,070	3,400,785	2,398,371	20,415,788	527,391	13,359,454
Net change in unrealized appreciation (depreciation)	(2,836,131)	15,681,287	(46,327,590)	88,633,932	(40,596,294)	56,422,394
Net increase (decrease) in net assets resulting from operations	(2,752,785)	23,059,167	(45,105,359)	127,535,725	(40,902,132)	81,368,166
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(861,655)	—	(5,435,391)	—	(4,481,150)
Service Class	—	(6,401,849)	—	(33,520,794)	—	(18,087,010)
	—	(7,263,504)	—	(38,956,185)	—	(22,568,160)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,219,385	2,314,406	10,357,752	14,301,357	5,881,400	17,548,720
Service Class	4,863,472	14,142,775	11,500,641	32,589,428	9,722,134	22,910,954
Reinvestment of dividends and distributions:
Standard Class	—	861,655	—	5,435,391	—	4,481,150
Service Class	—	6,401,849	—	33,520,794	—	18,087,010
	6,082,857	23,720,685	21,858,393	85,846,970	15,603,534	63,027,834
Cost of shares redeemed:
Standard Class	(2,182,624)	(1,735,662)	(5,075,961)	(7,388,524)	(5,410,258)	(7,319,954)
Service Class	(15,201,888)	(34,930,355)	(43,915,590)	(127,450,744)	(35,490,080)	(71,825,052)
	(17,384,512)	(36,666,017)	(48,991,551)	(134,839,268)	(40,900,338)	(79,145,006)
Increase (decrease) in net assets derived from capital share transactions	(11,301,655)	(12,945,332)	(27,133,158)	(48,992,298)	(25,296,804)	(16,117,172)
NET INCREASE (DECREASE) IN NET ASSETS	(14,054,440)	2,850,331	(72,238,517)	39,587,242	(66,198,936)	42,682,834
NET ASSETS:
Beginning of period	183,848,289	180,997,958	855,240,928	815,653,686	532,080,118	489,397,284
End of period	$169,793,849	$183,848,289	$783,002,411	$ 855,240,928	$465,881,182	$532,080,118
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–16

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 13.532	$ 12.157	$ 13.090	$ 12.117	$ 11.876	$ 12.260
Income (loss) from investment operations:
Net investment income[2]	0.001	0.306	0.300	0.287	0.261	0.244
Net realized and unrealized gain (loss)	0.228	1.495	(0.867)	1.011	0.333	(0.359)
Total from investment operations	0.229	1.801	(0.567)	1.298	0.594	(0.115)
Less dividends and distributions from:
Net investment income	—	(0.319)	(0.307)	(0.288)	(0.262)	(0.250)
Net realized gain	—	(0.107)	(0.059)	(0.037)	(0.091)	(0.019)
Total dividends and distributions	—	(0.426)	(0.366)	(0.325)	(0.353)	(0.269)
Net asset value, end of period	$ 13.761	$ 13.532	$ 12.157	$ 13.090	$ 12.117	$ 11.876
Total return[3]	1.69%	14.83%	(4.34%)	10.72%	5.01%	(0.94%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 37,280	$ 38,885	$ 32,361	$ 29,018	$20,170	$ 13,664
Ratio of expenses to average net assets[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.26%	0.29%	0.35%	0.34%	0.33%	0.33%
Ratio of net investment income to average net assets	0.01% [5]	2.33%	2.32%	2.24%	2.13%	1.97%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.05%) [5]	2.24%	2.17%	2.10%	2.00%	1.84%
Portfolio turnover	22%	15%	20%	15%	18%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–17

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 13.528	$ 12.156	$ 13.086	$ 12.115	$ 11.875	$ 12.258
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.016)	0.273	0.267	0.254	0.229	0.213
Net realized and unrealized gain (loss)	0.228	1.492	(0.864)	1.010	0.334	(0.358)
Total from investment operations	0.212	1.765	(0.597)	1.264	0.563	(0.145)
Less dividends and distributions from:
Net investment income	—	(0.286)	(0.274)	(0.256)	(0.232)	(0.219)
Net realized gain	—	(0.107)	(0.059)	(0.037)	(0.091)	(0.019)
Total dividends and distributions	—	(0.393)	(0.333)	(0.293)	(0.323)	(0.238)
Net asset value, end of period	$ 13.740	$ 13.528	$ 12.156	$ 13.086	$ 12.115	$ 11.875
Total return[3]	1.57%	14.54%	(4.57%)	10.44%	4.74%	(1.19%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 85,721	$ 83,153	$ 72,588	$ 79,324	$75,725	$ 69,586
Ratio of expenses to average net assets[4]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.51%	0.54%	0.60%	0.59%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets	(0.24%) [5]	2.08%	2.07%	1.99%	1.88%	1.72%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.30%) [5]	1.99%	1.92%	1.85%	1.75%	1.59%
Portfolio turnover	22%	15%	20%	15%	18%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–18

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 15.344	$ 13.362	$ 14.659	$ 13.119	$ 12.703	$ 13.159
Income (loss) from investment operations:
Net investment income[2]	0.003	0.325	0.325	0.311	0.287	0.246
Net realized and unrealized gain (loss)	(0.189)	2.108	(1.255)	1.597	0.556	(0.440)
Total from investment operations	(0.186)	2.433	(0.930)	1.908	0.843	(0.194)
Less dividends and distributions from:
Net investment income	—	(0.342)	(0.324)	(0.313)	(0.273)	(0.236)
Net realized gain	—	(0.109)	(0.043)	(0.055)	(0.154)	(0.026)
Total dividends and distributions	—	(0.451)	(0.367)	(0.368)	(0.427)	(0.262)
Net asset value, end of period	$ 15.158	$ 15.344	$ 13.362	$ 14.659	$ 13.119	$ 12.703
Total return[3]	(1.21%)	18.24%	(6.27%)	14.55%	6.65%	(1.48%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$232,807	$208,502	$142,597	$122,827	$81,080	$ 51,915
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.20%	0.19%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.24%	0.31%	0.30%	0.29%	0.29%
Ratio of net investment income to average net assets	0.04% [5]	2.21%	2.23%	2.20%	2.20%	1.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.04% [5]	2.18%	2.13%	2.10%	2.10%	1.75%
Portfolio turnover	14%	10%	11%	11%	10%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–19

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 15.337	$ 13.359	$ 14.653	$ 13.116	$ 12.702	$ 13.156
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.016)	0.288	0.288	0.275	0.253	0.213
Net realized and unrealized gain (loss)	(0.189)	2.104	(1.251)	1.595	0.555	(0.438)
Total from investment operations	(0.205)	2.392	(0.963)	1.870	0.808	(0.225)
Less dividends and distributions from:
Net investment income	—	(0.305)	(0.288)	(0.278)	(0.240)	(0.203)
Net realized gain	—	(0.109)	(0.043)	(0.055)	(0.154)	(0.026)
Total dividends and distributions	—	(0.414)	(0.331)	(0.333)	(0.394)	(0.229)
Net asset value, end of period	$ 15.132	$ 15.337	$ 13.359	$ 14.653	$ 13.116	$ 12.702
Total return[3]	(1.34%)	17.94%	(6.50%)	14.27%	6.37%	(1.71%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$271,879	$284,453	$243,997	$255,446	$221,867	$207,474
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.45%	0.44%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.49%	0.56%	0.55%	0.54%	0.54%
Ratio of net investment income (loss) to average net assets	(0.21%) [5]	1.96%	1.98%	1.95%	1.95%	1.60%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21%) [5]	1.93%	1.88%	1.85%	1.85%	1.50%
Portfolio turnover	14%	10%	11%	11%	10%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–20

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 15.891	$ 13.689	$ 15.191	$ 13.311	$ 12.833	$ 13.380
Income (loss) from investment operations:
Net investment income[2]	0.003	0.323	0.325	0.313	0.291	0.258
Net realized and unrealized gain (loss)	(0.471)	2.371	(1.466)	1.944	0.652	(0.529)
Total from investment operations	(0.468)	2.694	(1.141)	2.257	0.943	(0.271)
Less dividends and distributions from:
Net investment income	—	(0.353)	(0.315)	(0.314)	(0.283)	(0.250)
Net realized gain	—	(0.139)	(0.046)	(0.063)	(0.182)	(0.026)
Total dividends and distributions	—	(0.492)	(0.361)	(0.377)	(0.465)	(0.276)
Net asset value, end of period	$ 15.423	$ 15.891	$ 13.689	$ 15.191	$ 13.311	$ 12.833
Total return[3]	(2.95%)	19.73%	(7.42%)	16.97%	7.37%	(2.04%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$216,603	$214,176	$154,120	$141,716	$97,140	$ 66,606
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.19%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.24%	0.31%	0.31%	0.29%	0.29%
Ratio of net investment income to average net assets	0.04% [5]	2.13%	2.16%	2.16%	2.21%	1.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.04% [5]	2.10%	2.06%	2.06%	2.11%	1.81%
Portfolio turnover	14%	13%	11%	10%	10%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–21

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 15.860	$ 13.664	$ 15.164	$ 13.291	$ 12.815	$ 13.361
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.016)	0.284	0.287	0.275	0.257	0.224
Net realized and unrealized gain (loss)	(0.470)	2.365	(1.461)	1.938	0.652	(0.528)
Total from investment operations	(0.486)	2.649	(1.174)	2.213	0.909	(0.304)
Less dividends and distributions from:
Net investment income	—	(0.314)	(0.280)	(0.277)	(0.251)	(0.216)
Net realized gain	—	(0.139)	(0.046)	(0.063)	(0.182)	(0.026)
Total dividends and distributions	—	(0.453)	(0.326)	(0.340)	(0.433)	(0.242)
Net asset value, end of period	$ 15.374	$ 15.860	$ 13.664	$ 15.164	$ 13.291	$ 12.815
Total return[3]	(3.06%)	19.43%	(7.66%)	16.67%	7.11%	(2.28%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$215,765	$234,290	$210,069	$204,497	$177,056	$168,948
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.44%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.49%	0.56%	0.56%	0.54%	0.54%
Ratio of net investment income (loss) to average net assets	(0.21%) [5]	1.88%	1.91%	1.19%	1.96%	1.66%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21%) [5]	1.85%	1.81%	1.81%	1.86%	1.56%
Portfolio turnover	14%	13%	11%	10%	10%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–22

LVIP SSGA Conservative Structured Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Structured Allocation Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 11.966	$ 10.983	$ 12.054	$ 11.489	$ 11.265	$ 11.877
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.007)	0.282	0.282	0.286	0.259	0.247
Net realized and unrealized gain (loss)	(0.120)	1.211	(0.882)	0.826	0.509	(0.468)
Total from investment operations	(0.127)	1.493	(0.600)	1.112	0.768	(0.221)
Less dividends and distributions from:
Net investment income	—	(0.323)	(0.348)	(0.411)	(0.265)	(0.310)
Net realized gain	—	(0.187)	(0.123)	(0.136)	(0.279)	(0.081)
Total dividends and distributions	—	(0.510)	(0.471)	(0.547)	(0.544)	(0.391)
Net asset value, end of period	$ 11.839	$ 11.966	$ 10.983	$ 12.054	$ 11.489	$ 11.265
Total return[3]	(1.06%)	13.64%	(5.01%)	9.70%	6.84%	(1.86%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 19,783	$ 21,161	$ 18,119	$17,372	$13,873	$ 9,094
Ratio of expenses to average net assets[4]	0.24%	0.24%	0.23%	0.21%	0.20%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.24%	0.27%	0.33%	0.31%	0.30%	0.29%
Ratio of net investment income (loss) to average net assets	(0.11%) [5]	2.39%	2.38%	2.37%	2.23%	2.07%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.11%) [5]	2.36%	2.28%	2.27%	2.13%	1.97%
Portfolio turnover	12%	13%	11%	12%	17%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–23

LVIP SSGA Conservative Structured Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Structured Allocation Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 11.966	$ 10.983	$ 12.051	$ 11.487	$ 11.264	$ 11.875
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.021)	0.252	0.252	0.255	0.229	0.217
Net realized and unrealized gain (loss)	(0.121)	1.211	(0.880)	0.825	0.509	(0.466)
Total from investment operations	(0.142)	1.463	(0.628)	1.080	0.738	(0.249)
Less dividends and distributions from:
Net investment income	—	(0.293)	(0.317)	(0.380)	(0.236)	(0.281)
Net realized gain	—	(0.187)	(0.123)	(0.136)	(0.279)	(0.081)
Total dividends and distributions	—	(0.480)	(0.440)	(0.516)	(0.515)	(0.362)
Net asset value, end of period	$ 11.824	$ 11.966	$ 10.983	$ 12.051	$ 11.487	$ 11.264
Total return[3]	(1.19%)	13.36%	(5.25%)	9.43%	6.57%	(2.10%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$150,010	$162,687	$162,879	$198,858	$194,743	$186,076
Ratio of expenses to average net assets[4]	0.49%	0.49%	0.48%	0.46%	0.45%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.49%	0.52%	0.58%	0.56%	0.55%	0.54%
Ratio of net investment income (loss) to average net assets	(0.36%) [5]	2.14%	2.13%	2.12%	1.98%	1.82%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.36%) [5]	2.11%	2.03%	2.02%	1.88%	1.72%
Portfolio turnover	12%	13%	11%	12%	17%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–24

LVIP SSGA Moderate Structured Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Structured Allocation Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 12.950	$ 11.659	$ 13.162	$ 12.285	$ 11.863	$ 12.650
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.005)	0.304	0.300	0.315	0.274	0.264
Net realized and unrealized gain (loss)	(0.659)	1.617	(1.229)	1.293	0.816	(0.603)
Total from investment operations	(0.664)	1.921	(0.929)	1.608	1.090	(0.339)
Less dividends and distributions from:
Net investment income	—	(0.363)	(0.400)	(0.518)	(0.286)	(0.360)
Net realized gain	—	(0.267)	(0.174)	(0.213)	(0.382)	(0.088)
Total dividends and distributions	—	(0.630)	(0.574)	(0.731)	(0.668)	(0.448)
Net asset value, end of period	$ 12.286	$ 12.950	$ 11.659	$ 13.162	$ 12.285	$ 11.863
Total return[3]	(5.13%)	16.57%	(7.12%)	13.15%	9.27%	(2.69%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$116,047	$116,658	$ 93,678	$ 93,340	$70,035	$ 52,020
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.20%	0.20%	0.18%	0.17%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.24%	0.30%	0.30%	0.28%	0.27%
Ratio of net investment income (loss) to average net assets	(0.09%) [5]	2.40%	2.40%	2.41%	2.24%	2.08%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.09%) [5]	2.37%	2.30%	2.31%	2.14%	1.98%
Portfolio turnover	12%	12%	11%	11%	12%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–25

LVIP SSGA Moderate Structured Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Structured Allocation Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 12.945	$ 11.655	$ 13.154	$ 12.280	$ 11.859	$ 12.646
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.020)	0.272	0.288	0.282	0.242	0.232
Net realized and unrealized gain (loss)	(0.659)	1.615	(1.246)	1.290	0.817	(0.603)
Total from investment operations	(0.679)	1.887	(0.958)	1.572	1.059	(0.371)
Less dividends and distributions from:
Net investment income	—	(0.330)	(0.367)	(0.485)	(0.256)	(0.328)
Net realized gain	—	(0.267)	(0.174)	(0.213)	(0.382)	(0.088)
Total dividends and distributions	—	(0.597)	(0.541)	(0.698)	(0.638)	(0.416)
Net asset value, end of period	$ 12.266	$ 12.945	$ 11.655	$ 13.154	$ 12.280	$ 11.859
Total return[3]	(5.25%)	16.28%	(7.36%)	12.86%	9.01%	(2.95%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$666,955	$738,583	$721,976	$860,665	$817,187	$805,329
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.45%	0.45%	0.43%	0.42%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.49%	0.55%	0.55%	0.53%	0.52%
Ratio of net investment income (loss) to average net assets	(0.34%) [5]	2.15%	2.15%	2.16%	1.99%	1.83%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.34%) [5]	2.12%	2.05%	2.06%	1.89%	1.73%
Portfolio turnover	12%	12%	11%	11%	12%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–26

LVIP SSGA Moderately Aggressive Structured Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 13.483	$ 12.014	$ 13.646	$ 12.567	$ 12.036	$ 12.945
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.009)	0.321	0.332	0.333	0.291	0.300
Net realized and unrealized gain (loss)	(1.020)	1.762	(1.447)	1.531	0.957	(0.749)
Total from investment operations	(1.029)	2.083	(1.115)	1.864	1.248	(0.449)
Less dividends and distributions from:
Net investment income	—	(0.380)	(0.435)	(0.558)	(0.300)	(0.403)
Net realized gain	—	(0.234)	(0.082)	(0.227)	(0.417)	(0.057)
Total dividends and distributions	—	(0.614)	(0.517)	(0.785)	(0.717)	(0.460)
Net asset value, end of period	$ 12.454	$ 13.483	$ 12.014	$ 13.646	$ 12.567	$ 12.036
Total return[3]	(7.63%)	17.43%	(8.20%)	14.89%	10.48%	(3.48%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 96,041	$103,328	$ 78,667	$ 76,979	$ 56,314	$ 37,405
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.20%	0.18%	0.18%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.24%	0.31%	0.30%	0.28%	0.28%
Ratio of net investment income (loss) to average net assets	(0.15%) [5]	2.45%	2.46%	2.46%	2.35%	2.31%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.15%) [5]	2.42%	2.36%	2.36%	2.25%	2.21%
Portfolio turnover	11%	13%	14%	12%	15%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–27

LVIP SSGA Moderately Aggressive Structured Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 13.477	$ 12.009	$ 13.636	$ 12.560	$ 12.032	$ 12.940
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.025)	0.288	0.298	0.298	0.259	0.267
Net realized and unrealized gain (loss)	(1.020)	1.760	(1.443)	1.529	0.955	(0.748)
Total from investment operations	(1.045)	2.048	(1.145)	1.827	1.214	(0.481)
Less dividends and distributions from:
Net investment income	—	(0.346)	(0.400)	(0.524)	(0.269)	(0.370)
Net realized gain	—	(0.234)	(0.082)	(0.227)	(0.417)	(0.057)
Total dividends and distributions	—	(0.580)	(0.482)	(0.751)	(0.686)	(0.427)
Net asset value, end of period	$ 12.432	$ 13.477	$ 12.009	$ 13.636	$ 12.560	$ 12.032
Total return[3]	(7.75%)	17.14%	(8.43%)	14.61%	10.20%	(3.72%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$369,841	$428,752	$410,730	$489,278	$438,523	$425,106
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.45%	0.43%	0.43%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.49%	0.56%	0.55%	0.53%	0.53%
Ratio of net investment income (loss) to average net assets	(0.40%) [5]	2.20%	2.21%	2.21%	2.10%	2.06%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40%) [5]	2.17%	2.11%	2.11%	2.00%	1.96%
Portfolio turnover	11%	13%	14%	12%	15%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–28

LVIP SSGA Allocation Funds
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP SSGA Conservative Structured Allocation Fund, LVIP SSGA Moderate Structured Allocation Fund and LVIP SSGA Moderately Aggressive Structured Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP SSGA Conservative Index Allocation Fund and LVIP SSGA Conservative Structured Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.
The investment objective of the LVIP SSGA Moderate Index Allocation Fund and LVIP SSGA Moderate Structured Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP SSGA Moderately Aggressive Index Allocation Fund and LVIP SSGA Moderately Aggressive Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2020, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA Allocation Funds–29

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.15% of each Fund’s average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
LIAC has contractually agreed to reimburse the LVIP SSGA Conservative Index Allocation Fund to the extent that annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	Total
LVIP SSGA Conservative Index Allocation Fund	$53,208	$ 53,208
SSGA Funds Management Inc. (“SSGA”) provides consulting services to LIAC, but has no management discretion over the Funds’ assets and LIAC pays no compensation to SSGA under the consulting agreement.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Administrative	$3,796	$14,916	$13,147	$5,399	$24,699	$14,969
Legal	677	2,659	2,344	963	4,404	2,669
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP SSGA Allocation Funds–30

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2020, these fees were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Printing and mailing	$2,256	$6,076	$5,474	$2,916	$18,774	$6,346
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, each Fund had liabilities payable to affiliates as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Expense reimbursement receivable due from LIAC	$ 8,032	$ —	$ —	$ —	$ —	$ —
Management fees payable to LIAC	15,046	62,099	53,206	20,943	97,182	58,098
Distribution fees payable to LFD	17,470	55,957	44,512	30,869	138,111	76,994
Printing and mailing fees payable to Lincoln Life	2,256	6,076	5,474	3,132	20,304	6,587
Shareholder servicing fees payable to Lincoln Life	2,909	12,006	10,286	4,049	18,788	11,232
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2020, each Fund engaged in securities purchases and securities sales which resulted in net realized gains (losses) as follows:
LVIP SSGA Allocation Funds–31

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Purchases	$1,070,107	$1,345,767	$796,249	$201,762	$ 341,872	$194,005
Sales	549,835	551,863	644,651	447,061	1,040,280	716,070
Net realized gain (loss)	(23,382)	(50,049)	(45,655)	4,283	9,938	7,140
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of each Fund and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
LVIP SSGA Conservative Index Allocation Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-85.78%@
Equity Funds-21.80%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 3,686,704	$ 1,318,299	$ 1,069,145	$(181,975)	$ (92,703)	$ 3,661,180	350,654	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	20,953,170	5,173,067	5,248,687	324,622	(505,804)	20,696,368	1,019,576	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,453,064	879,435	677,710	(78,063)	(118,063)	2,458,663	89,526	—	—
Fixed Income Fund-50.28%@
✧✧LVIP SSGA Bond Index Fund	60,844,093	11,568,319	14,133,739	211,456	3,353,940	61,844,069	5,077,093	—	—
International Equity Fund-13.70%@
✧✧LVIP SSGA International Index Fund	17,084,036	4,995,895	3,773,938	(293,084)	(1,164,422)	16,848,487	1,921,588	—	—
Total	$105,021,067	$23,935,015	$24,903,219	$ (17,044)	$ 1,472,948	$105,508,767		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
LVIP SSGA Allocation Funds–32

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Moderate Index Allocation Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-84.04%@
Equity Funds-33.96%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 29,724,424	$ 7,204,452	$ 4,445,647	$ (841,600)	$(1,358,647)	$ 30,282,982	2,900,391	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	119,253,358	16,046,681	13,141,471	95,323	(1,472,733)	120,781,158	5,950,104	—	—
✧✧LVIP SSGA Small-Cap Index Fund	19,777,751	4,796,149	2,703,192	(406,315)	(1,128,269)	20,336,124	740,492	—	—
Fixed Income Fund-30.36%@
✧✧LVIP SSGA Bond Index Fund	147,181,138	26,003,822	28,246,107	285,655	7,976,610	153,201,118	12,577,056	—	—
International Equity Fund-19.72%@
✧✧LVIP SSGA International Index Fund	98,398,080	17,458,728	8,176,259	(988,739)	(7,191,632)	99,500,178	11,348,104	—	—
Total	$414,334,751	$71,509,832	$56,712,676	$(1,855,676)	$(3,174,671)	$424,101,560		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
LVIP SSGA Moderately Aggressive Index Allocation Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-85.12%@
Equity Funds-38.05%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 31,487,242	$ 6,046,334	$ 4,423,790	$ (885,048)	$(1,887,948)	$ 30,336,790	2,905,545	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	117,299,596	9,971,490	12,205,885	84,542	(2,818,668)	112,331,075	5,533,823	—	—
✧✧LVIP SSGA Small-Cap Index Fund	22,446,901	4,313,164	2,864,077	(471,005)	(1,596,893)	21,828,090	794,818	—	—
Fixed Income Fund-25.34%@
✧✧LVIP SSGA Bond Index Fund	111,363,266	18,727,317	26,514,307	331,137	5,638,612	109,546,025	8,993,188	—	—
International Equity Fund-21.73%@
✧✧LVIP SSGA International Index Fund	98,275,295	12,517,995	7,667,470	(1,098,637)	(8,056,851)	93,970,332	10,717,419	—	—
Total	$380,872,300	$51,576,300	$53,675,529	$(2,039,011)	$(8,721,748)	$368,012,312		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
LVIP SSGA Allocation Funds–33

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Conservative Structured Allocation Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.43%@
Equity Funds-23.78%@
✧✧LVIP SSGA Large Cap 100 Fund	$ 15,227,202	$ 3,424,100	$ 1,904,330	$(283,555)	$(1,695,074)	$ 14,768,343	1,372,268	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	3,775,749	867,746	659,869	(84,500)	(195,971)	3,703,155	354,674	—	—
✧✧LVIP SSGA S&P 500 Index Fund	15,167,773	2,300,930	3,258,778	931,444	(983,153)	14,158,216	697,483	—	—
✧✧LVIP SSGA Small-Cap Index Fund	3,779,637	851,051	571,162	16,713	(316,182)	3,760,057	136,914	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	3,746,853	1,191,271	293,296	(111,067)	(546,220)	3,987,541	419,168	—	—
Fixed Income Fund-47.87%@
✧✧LVIP SSGA Bond Index Fund	90,175,408	4,193,047	18,084,137	306,391	4,684,504	81,275,213	6,672,294	—	—
International Equity Funds-18.78%@
✧✧LVIP SSGA Developed International 150 Fund	13,086,959	2,964,473	995,962	(256,592)	(2,306,704)	12,492,174	1,955,263	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	7,723,231	1,342,910	782,220	(292,695)	(1,070,087)	6,921,139	1,000,743	—	—
✧✧LVIP SSGA International Index Fund	13,196,469	1,936,413	1,481,133	41,340	(1,222,744)	12,470,345	1,422,256	—	—
Total	$165,879,281	$19,071,941	$28,030,887	$ 267,479	$(3,651,631)	$153,536,183		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
LVIP SSGA Allocation Funds–34

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Moderate Structured Allocation Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.67%@
Equity Funds-35.98%@
✧✧LVIP SSGA Large Cap 100 Fund	$105,262,803	$17,179,823	$ 7,813,561	$(1,094,027)	$(13,555,208)	$ 99,979,830	9,290,079	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	34,799,526	5,832,696	4,242,954	(523,348)	(2,432,744)	33,433,176	3,202,105	—	—
✧✧LVIP SSGA S&P 500 Index Fund	104,848,603	9,343,849	16,962,222	5,275,499	(6,618,397)	95,887,332	4,723,747	—	—
✧✧LVIP SSGA Small-Cap Index Fund	26,128,361	4,250,295	2,583,989	(42,732)	(2,287,104)	25,464,831	927,241	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	25,901,246	6,911,957	1,002,799	(271,803)	(4,547,742)	26,990,859	2,837,260	—	—
Fixed Income Fund-28.13%@
✧✧LVIP SSGA Bond Index Fund	249,287,486	13,116,521	55,624,491	677,342	12,807,276	220,264,134	18,082,599	—	—
International Equity Funds-26.56%@
✧✧LVIP SSGA Developed International 150 Fund	86,146,259	15,171,861	3,342,662	(700,240)	(16,684,251)	80,590,967	12,614,019	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	53,397,410	6,142,130	2,883,394	(1,156,176)	(8,620,604)	46,879,366	6,778,393	—	—
✧✧LVIP SSGA International Index Fund	86,872,927	7,229,596	5,274,166	(171,830)	(8,193,475)	80,463,052	9,176,899	—	—
Total	$772,644,621	$85,178,728	$99,730,238	$ 1,992,685	$(50,132,249)	$709,953,547		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
LVIP SSGA Allocation Funds–35

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.39%@
Equity Funds-39.91%@
✧✧LVIP SSGA Large Cap 100 Fund	$ 70,537,289	$ 9,533,512	$ 6,043,455	$ (842,833)	$ (9,363,797)	$ 63,820,716	5,930,191	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	21,526,457	2,998,745	2,829,091	(336,973)	(1,658,348)	19,700,790	1,886,868	—	—
✧✧LVIP SSGA S&P 500 Index Fund	70,262,614	4,329,570	11,990,588	3,584,023	(4,995,935)	61,189,684	3,014,419	—	—
✧✧LVIP SSGA Small-Cap Index Fund	21,549,542	2,897,503	2,352,083	(81,950)	(2,004,662)	20,008,350	728,556	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	21,363,327	5,220,676	1,251,492	(347,613)	(3,770,329)	21,214,569	2,230,061	—	—
Fixed Income Fund-23.20%@
✧✧LVIP SSGA Bond Index Fund	128,549,285	7,892,178	35,083,504	531,461	6,187,377	108,076,797	8,872,572	—	—
International Equity Funds-32.28%@
✧✧LVIP SSGA Developed International 150 Fund	58,619,658	9,040,355	3,441,602	(711,538)	(11,279,323)	52,227,550	8,174,605	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	55,047,403	4,930,197	3,697,457	(1,378,765)	(8,875,635)	46,025,743	6,654,965	—	—
✧✧LVIP SSGA International Index Fund	59,113,015	3,389,112	4,369,582	(68,061)	(5,921,181)	52,143,303	5,947,001	—	—
Total	$506,568,590	$50,231,848	$71,058,854	$ 347,751	$(41,681,833)	$444,407,502		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Purchases	$26,808,370	$84,726,446	$60,388,956	$20,049,106	$ 90,883,588	$52,098,191
Sales	28,375,478	68,577,142	62,020,411	31,422,054	118,278,150	77,693,900
LVIP SSGA Allocation Funds–36

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Cost of investments	$101,466,731	$421,082,784	$354,940,546	$149,648,696	$701,760,328	$421,691,259
Aggregate unrealized appreciation of investments	$ 21,273,010	$ 83,882,829	$ 77,816,456	$ 22,221,247	$104,547,434	$ 63,703,390
Aggregate unrealized depreciation of investments	—	—	—	(2,032,842)	(22,721,260)	(19,309,555)
Net unrealized appreciation of investments	$ 21,273,010	$ 83,882,829	$ 77,816,456	$ 20,188,405	$ 81,826,174	$ 44,393,835
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statements of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Allocation Funds–37

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2020:
Level 1	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Investments:
Assets:
Affiliated Investment Companies	$105,508,767	$424,101,560	$368,012,312	$153,536,183	$709,953,547	$444,407,502
Unaffiliated Investment Companies	17,230,974	80,864,053	64,744,690	16,300,918	73,632,955	21,677,592
Total Investments	$122,739,741	$504,965,613	$432,757,002	$169,837,101	$783,586,502	$466,085,094
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/20	12/31/19	6/30/20	12/31/19	6/30/20	12/31/19
Shares sold:
Standard Class	172,301	430,183	2,129,476	3,379,446	972,807	2,583,645
Service Class	1,288,415	1,215,230	804,279	2,580,844	935,817	2,104,098
Shares reinvested:
Standard Class	—	87,506	—	385,689	—	404,800
Service Class	—	174,424	—	494,350	—	411,583
	1,460,716	1,907,343	2,933,755	6,840,329	1,908,624	5,504,126
Shares redeemed:
Standard Class	(336,762)	(305,937)	(358,981)	(848,563)	(406,307)	(769,498)
Service Class	(1,196,187)	(1,214,421)	(1,383,823)	(2,793,908)	(1,673,388)	(3,116,970)
	(1,532,949)	(1,520,358)	(1,742,804)	(3,642,471)	(2,079,695)	(3,886,468)
Net increase (decrease)	(72,233)	386,985	1,190,951	3,197,858	(171,071)	1,617,658

LVIP SSGA Allocation Funds–38

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	LVIP SSGA Conservative Structured Allocation Fund		LVIP SSGA Moderate Structured Allocation Fund		LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/20	12/31/19	6/30/20	12/31/19	6/30/20	12/31/19
Shares sold:
Standard Class	103,549	194,481	850,594	1,135,534	479,804	1,335,686
Service Class	426,837	1,201,982	948,504	2,592,073	831,944	1,758,573
Shares reinvested:
Standard Class	—	72,000	—	421,758	—	334,562
Service Class	—	535,428	—	2,605,613	—	1,353,144
	530,386	2,003,891	1,799,098	6,754,978	1,311,748	4,781,965
Shares redeemed:
Standard Class	(200,865)	(147,852)	(413,648)	(583,686)	(431,222)	(555,105)
Service Class	(1,335,566)	(2,971,498)	(3,630,394)	(10,086,789)	(2,896,682)	(5,500,367)
	(1,536,431)	(3,119,350)	(4,044,042)	(10,670,475)	(3,327,904)	(6,055,472)
Net increase (decrease)	(1,006,045)	(1,115,459)	(2,244,944)	(3,915,497)	(2,016,156)	(1,273,507)
5. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
6. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Funds' financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP SSGA Allocation Funds–39

LVIP SSGA Allocation Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustee (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Allocation Funds–40

LVIP SSGA Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Bond Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Bond Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,062.90	0.35%	$1.80
Service Class Shares	1,000.00	1,061.70	0.60%	3.08
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.10	0.35%	$1.76
Service Class Shares	1,000.00	1,021.90	0.60%	3.02

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Commercial Mortgage-Backed Securities	0.90%
Agency Mortgage-Backed Securities	26.54%
Agency Obligations	1.36%
Corporate Bonds	27.43%
Advertising	0.02%
Aerospace & Defense	0.56%
Agriculture	0.34%
Airlines	0.07%
Apparel	0.06%
Auto Manufacturers	0.37%
Auto Parts & Equipment	0.03%
Banks	5.83%
Beverages	0.77%
Biotechnology	0.27%
Building Materials	0.10%
Chemicals	0.38%
Commercial Services	0.25%
Computers	0.71%
Cosmetics & Personal Care	0.15%
Distribution/Wholesale	0.01%
Diversified Financial Services	0.91%
Electric	1.97%
Electrical Components & Equipment	0.02%
Electronics	0.21%
Engineering & Construction	0.01%
Environmental Control	0.08%
Food	0.38%
Forest Products & Paper	0.08%
Gas	0.14%
Hand Machine Tools	0.02%
Health Care Products	0.30%
Health Care Services	0.65%
Home Builders	0.01%
Home Furnishings	0.02%
Household Products Wares	0.06%
Insurance	0.85%
Internet	0.35%
Investment Company Security	0.03%
Iron & Steel	0.07%
Leisure Time	0.00%
Lodging	0.06%
Machinery Construction & Mining	0.13%
Machinery Diversified	0.20%
Media	1.04%
Metal Fabricate & Hardware	0.03%
Security Type/Sector	Percentage of Net Assets
Mining	0.16%
Miscellaneous Manufacturing	0.30%
Office Furnishings	0.00%
Oil & Gas	1.20%
Oil & Gas Services	0.10%
Packaging & Containers	0.06%
Pharmaceuticals	1.90%
Pipelines	0.95%
Private Equity	0.01%
Real Estate	0.01%
Real Estate Investment Trusts	0.94%
Retail	0.84%
Savings & Loans	0.01%
Semiconductors	0.57%
Software	0.81%
Telecommunications	1.36%
Textiles	0.01%
Toys Games Hobbies	0.01%
Transportation	0.61%
Trucking & Leasing	0.01%
Water	0.03%
Municipal Bonds	0.72%
Non-Agency Asset-Backed Securities	0.25%
Non-Agency Commercial Mortgage-Backed Securities	1.26%
Regional Bonds	0.30%
Sovereign Bonds	1.43%
Supranational Banks	1.42%
U.S. Treasury Obligations	36.61%
Money Market Fund	5.12%
Total Investments	103.34%
Liabilities Net of Receivables and Other Assets	(3.34%)
Total Net Assets	100.00%

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited) (continued)
Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	66.59%
AAA	3.91%
AA	5.20%
A	13.77%
BBB	10.45%
Non-Rated	0.08%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.90%
Fannie Mae-Aces
Series 2011-M8 A2 2.92% 8/25/21	288,181	$ 292,636
•Series 2013-M12 APT 2.49% 3/25/23	383,854	397,263
•Series 2014-M2 A2 3.51% 12/25/23	1,001,442	1,095,699
•Series 2014-M4 A2 3.35% 3/25/24	969,320	1,046,020
Series 2015-M1 A2 2.53% 9/25/24	500,000	541,108
•Series 2016-M13 A2 2.57% 9/25/26	1,600,000	1,770,597
•Series 2017-M15 ATS2 3.20% 11/25/27	500,000	542,232
•Series 2017-M3 A2 2.57% 12/25/26	800,000	861,825
•Series 2017-M8 A2 3.06% 5/25/27	350,000	375,297
•Series 2018-M1 A2 3.08% 12/25/27	185,000	212,010
Series 2020-M8 A2 1.82% 2/25/30	144,700	151,218
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K026 A2 2.51% 11/25/22	1,000,000	1,040,092
♦Series K030 A1 2.78% 9/25/22	467,302	478,280
♦•Series K030 A2 3.25% 4/25/23	4,700,000	5,017,828
♦Series K060 A2 3.30% 10/25/26	1,000,000	1,137,444
♦Series K067 AM 3.28% 8/25/27	800,000	915,323
♦•Series K069 A2 3.19% 9/25/27	1,400,000	1,594,771
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,468,672
♦Series K089 A2 3.56% 1/25/29	714,286	833,913
♦Series K098 A2 2.43% 8/25/29	350,000	383,411
♦Series K102 A2 2.54% 10/25/29	1,000,000	1,113,046
♦Series K105 A2 1.87% 3/25/53	250,000	267,223
♦Series K108 A2 1.52% 3/25/30	222,222	230,670
♦Series K109 A2 1.56% 4/25/30	200,000	208,326
♦Series K110 A2 1.48% 4/25/30	160,714	166,541
♦Series K-1515 A2 1.94% 2/25/35	351,000	369,189
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦Series K723 A2 2.45% 8/25/23	500,000	$ 524,602
♦Series K734 A2 3.21% 2/25/26	500,000	558,891
♦Series K737 A2 2.53% 10/25/26	1,500,000	1,642,117
Total Agency Commercial Mortgage-Backed Securities (Cost $23,375,888)		25,236,244
AGENCY MORTGAGE-BACKED SECURITIES–26.54%
Fannie Mae S.F. 10 yr 4.00% 5/1/23	3,983	4,209
Fannie Mae S.F. 15 yr
2.50% 10/1/27	558,629	592,727
2.50% 3/1/28	1,188,727	1,266,163
2.50% 4/1/28	1,569,081	1,646,306
2.50% 7/1/28	341,461	358,226
2.50% 9/1/28	611,266	641,258
2.50% 10/1/28	340,171	356,831
2.50% 3/1/29	1,596,933	1,675,332
2.50% 2/1/30	1,116,232	1,173,886
2.50% 5/1/30	440,326	461,965
2.50% 2/1/31	2,746,133	2,880,890
2.50% 7/1/31	1,099,185	1,164,860
2.50% 10/1/31	1,192,268	1,251,100
2.50% 12/1/32	1,581,650	1,659,166
2.50% 2/1/35	6,803,125	7,125,688
3.00% 11/1/26	1,006,729	1,059,393
3.00% 6/1/27	261,970	275,720
3.00% 8/1/27	490,448	516,189
3.00% 9/1/27	2,026,929	2,130,806
3.00% 10/1/27	302,310	318,283
3.00% 12/1/27	86,293	90,851
3.00% 8/1/29	1,395,889	1,468,754
3.00% 4/1/30	781,550	823,089
3.00% 5/1/30	1,875,877	1,974,151
3.00% 6/1/30	1,326,530	1,394,956
3.00% 12/1/30	654,570	692,319
3.00% 10/1/32	1,219,569	1,281,558
3.50% 11/1/25	223,603	235,147
3.50% 12/1/25	540,250	568,268
3.50% 12/1/26	351,042	369,249
3.50% 10/1/29	1,124,257	1,188,955
3.50% 4/1/32	495,933	524,452
3.50% 7/1/32	290,443	306,475
3.50% 6/1/33	889,714	935,099
4.00% 4/1/24	30,440	32,183
4.00% 5/1/24	52,896	55,926
4.00% 6/1/24	77,300	81,768
4.00% 7/1/24	33,254	35,196
4.00% 10/1/24	2,069	2,188
LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.00% 12/1/24	77,818	$ 82,330
4.00% 1/1/25	132,231	139,937
4.00% 3/1/25	164,407	174,026
4.00% 5/1/25	51,453	54,440
4.00% 7/1/25	927	981
4.00% 8/1/25	4,860	5,144
4.00% 9/1/25	68,725	72,699
4.00% 10/1/25	84,317	89,214
4.00% 1/1/26	3,075	3,252
4.00% 3/1/26	174,873	185,512
4.00% 5/1/26	1,821	1,930
4.00% 7/1/26	132,380	140,060
4.00% 3/1/31	338,761	359,357
4.50% 2/1/23	15,199	16,006
4.50% 4/1/23	1,506	1,587
4.50% 5/1/23	2,148	2,262
4.50% 6/1/23	57,408	60,478
4.50% 11/1/23	3,597	3,801
4.50% 2/1/24	436	459
4.50% 3/1/24	1,059	1,126
4.50% 4/1/24	28,295	30,125
4.50% 5/1/24	55,162	58,750
4.50% 7/1/24	51,611	55,030
4.50% 8/1/24	90,476	96,478
4.50% 11/1/24	35,734	38,097
4.50% 4/1/25	67,187	71,659
4.50% 5/1/25	6,095	6,458
4.50% 6/1/25	1,719	1,810
5.00% 4/1/23	3,337	3,509
5.00% 6/1/23	83,177	87,459
5.00% 9/1/23	48,950	51,497
5.00% 11/1/23	17,133	18,014
5.00% 12/1/23	21,358	22,450
5.00% 3/1/25	12,238	12,877
5.00% 6/1/25	525	552
5.50% 4/1/22	9,937	10,202
5.50% 7/1/22	3,519	3,599
6.00% 8/1/22	2,405	2,486
6.00% 9/1/22	7,988	8,255
Fannie Mae S.F. 15 yr TBA
2.00% 7/16/35	5,000,000	5,171,290
2.50% 7/16/35	2,000,000	2,093,359
Fannie Mae S.F. 20 yr
2.50% 2/1/40	1,443,448	1,504,899
2.50% 6/1/40	996,689	1,039,302
3.00% 11/1/34	814,106	866,836
3.00% 12/1/34	607,183	646,575
3.00% 2/1/35	1,098,658	1,166,006
3.00% 3/1/36	496,483	525,362
3.00% 11/1/36	2,148,836	2,275,045
3.00% 9/1/37	1,304,973	1,380,387
3.50% 6/1/34	1,070,722	1,145,097
3.50% 7/1/34	2,852,662	3,051,090
3.50% 2/1/37	1,295,017	1,370,226
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
4.00% 9/1/35	215,668	$ 232,144
4.00% 10/1/35	395,434	425,643
4.00% 1/1/37	550,513	592,542
Fannie Mae S.F. 30 yr
2.50% 11/1/49	3,251,998	3,388,724
2.50% 7/1/50	6,600,000	6,879,038
3.00% 9/1/42	1,036,698	1,102,384
3.00% 10/1/42	2,174,197	2,339,866
3.00% 11/1/42	1,307,009	1,400,205
3.00% 12/1/42	1,254,518	1,356,075
3.00% 1/1/43	1,029,780	1,103,233
3.00% 3/1/43	2,204,565	2,361,885
3.00% 4/1/43	1,535,593	1,645,171
3.00% 6/1/43	3,773,739	4,041,260
3.00% 7/1/43	2,258,015	2,419,155
3.00% 8/1/43	2,525,808	2,705,285
3.00% 9/1/45	1,987,021	2,111,720
3.00% 11/1/45	3,590,100	3,799,269
3.00% 9/1/46	4,532,668	4,796,182
3.00% 10/1/46	2,826,262	2,990,856
3.00% 11/1/46	3,014,362	3,183,662
3.00% 12/1/46	7,310,595	7,734,281
3.00% 1/1/47	5,702,814	6,032,392
3.00% 9/1/47	1,189,065	1,254,998
3.00% 12/1/49	2,762,985	2,911,107
3.50% 10/1/40	453,460	489,973
3.50% 12/1/40	310,352	335,714
3.50% 2/1/41	460,420	498,104
3.50% 8/1/42	385,606	417,231
3.50% 9/1/42	3,901,765	4,222,019
3.50% 10/1/42	2,669,028	2,888,972
3.50% 11/1/42	832,271	900,840
3.50% 1/1/43	1,784,149	1,931,235
3.50% 2/1/43	312,809	338,595
3.50% 7/1/43	3,168,865	3,427,311
3.50% 10/1/44	1,558,240	1,675,592
3.50% 1/1/45	1,220,874	1,312,808
3.50% 2/1/45	4,159,946	4,496,046
3.50% 5/1/45	2,102,413	2,247,098
3.50% 8/1/45	2,751,385	2,937,774
3.50% 11/1/45	3,425,061	3,653,812
3.50% 12/1/45	3,322,794	3,550,968
3.50% 2/1/46	8,782,439	9,400,046
3.50% 5/1/46	1,436,632	1,530,107
3.50% 6/1/46	614,480	651,817
3.50% 2/1/47	1,683,743	1,784,102
3.50% 3/1/47	1,191,205	1,261,259
3.50% 5/1/47	2,166,153	2,310,049
3.50% 7/1/47	688,936	744,947
3.50% 9/1/47	1,290,826	1,359,791
3.50% 10/1/47	3,139,907	3,300,371
3.50% 12/1/47	2,592,996	2,737,824
3.50% 1/1/48	2,955,738	3,117,310
3.50% 2/1/48	1,233,095	1,324,854

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 6/1/48	3,678,287	$ 3,867,800
3.50% 11/1/48	2,271,850	2,416,597
3.50% 6/1/50	1,995,222	2,108,902
4.00% 1/1/39	23,680	25,428
4.00% 2/1/39	27,470	30,087
4.00% 3/1/39	1,328	1,455
4.00% 4/1/39	110,593	121,235
4.00% 6/1/39	77,719	85,254
4.00% 8/1/39	293,990	323,544
4.00% 9/1/39	379,636	423,153
4.00% 11/1/39	22,667	24,850
4.00% 12/1/39	494,244	541,998
4.00% 1/1/40	197,071	216,223
4.00% 5/1/40	160,084	175,612
4.00% 8/1/40	47,838	52,282
4.00% 9/1/40	66,682	72,173
4.00% 10/1/40	401,093	439,872
4.00% 11/1/40	612,700	672,529
4.00% 12/1/40	977,022	1,079,849
4.00% 1/1/41	1,990,991	2,183,276
4.00% 2/1/41	565,298	620,597
4.00% 3/1/41	8,263	8,826
4.00% 4/1/41	179,254	196,037
4.00% 5/1/41	1,015,063	1,113,275
4.00% 6/1/41	9,889	10,653
4.00% 9/1/41	206,997	227,177
4.00% 10/1/41	102,962	112,557
4.00% 11/1/41	222,003	243,614
4.00% 12/1/41	9,723	10,674
4.00% 1/1/42	7,507	8,233
4.00% 10/1/43	2,759,199	3,027,447
4.00% 12/1/43	713,867	783,933
4.00% 7/1/44	1,285,827	1,405,390
4.00% 9/1/44	1,320,607	1,426,345
4.00% 10/1/44	1,877,273	2,048,658
4.00% 3/1/45	1,313,978	1,409,772
4.00% 7/1/45	1,807,075	1,950,461
4.00% 9/1/45	5,166,448	5,581,790
4.00% 4/1/46	1,189,206	1,275,823
4.00% 7/1/46	439,797	471,129
4.00% 11/1/46	2,498,945	2,688,324
4.00% 4/1/47	2,428,437	2,588,037
4.00% 9/1/47	1,102,920	1,173,691
4.00% 12/1/47	4,140,266	4,413,316
4.00% 1/1/48	1,212,893	1,294,620
4.00% 2/1/48	2,712,380	2,880,576
4.00% 5/1/48	810,436	857,835
4.00% 7/1/48	1,959,270	2,077,707
4.00% 5/1/49	3,492,491	3,698,963
4.50% 8/1/33	12,236	13,364
4.50% 1/1/34	10,140	11,087
4.50% 9/1/35	37,235	40,774
4.50% 2/1/38	13,324	14,816
4.50% 4/1/38	17,408	18,779
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 7/1/38	34,610	$ 37,875
4.50% 11/1/38	61,994	68,926
4.50% 2/1/39	176,598	196,244
4.50% 3/1/39	137,583	152,742
4.50% 4/1/39	573,131	640,770
4.50% 5/1/39	229,948	256,502
4.50% 6/1/39	60,421	67,122
4.50% 7/1/39	208,908	232,243
4.50% 9/1/39	161,754	179,918
4.50% 1/1/40	505,557	569,640
4.50% 2/1/40	846,178	946,628
4.50% 5/1/40	465,663	517,387
4.50% 6/1/40	236,386	262,102
4.50% 8/1/40	107,464	118,872
4.50% 9/1/40	240,171	267,310
4.50% 10/1/40	1,523,441	1,694,860
4.50% 11/1/40	238,102	258,391
4.50% 2/1/41	899,322	994,341
4.50% 4/1/41	6,647	7,140
4.50% 5/1/41	1,209,860	1,343,703
4.50% 6/1/41	109,972	119,586
4.50% 1/1/42	1,310,561	1,458,511
4.50% 9/1/43	575,009	639,990
4.50% 12/1/43	1,843,084	2,051,373
4.50% 10/1/44	158,864	176,558
4.50% 9/1/47	1,370,339	1,481,146
4.50% 11/1/47	1,069,633	1,155,082
4.50% 8/1/48	3,100,028	3,335,503
4.50% 11/1/48	1,969,355	2,116,861
4.50% 12/1/48	2,370,387	2,544,758
5.00% 9/1/33	73,012	83,737
5.00% 4/1/34	268,901	308,358
5.00% 7/1/34	181,232	207,912
5.00% 11/1/34	80,794	91,426
5.00% 4/1/35	53,667	61,591
5.00% 6/1/35	96,438	110,544
5.00% 7/1/35	1,030,040	1,181,650
5.00% 9/1/35	14,629	16,368
5.00% 10/1/35	64,404	73,935
5.00% 12/1/35	307,141	352,495
5.00% 2/1/36	700,910	804,544
5.00% 3/1/36	39,390	45,221
5.00% 11/1/36	13,470	15,417
5.00% 4/1/38	87,772	100,486
5.00% 7/1/38	10,419	11,639
5.00% 11/1/38	12,516	13,648
5.00% 8/1/39	325,213	365,164
5.00% 12/1/39	83,966	96,384
5.00% 1/1/40	238,577	274,161
5.00% 7/1/40	744,627	855,607
5.00% 9/1/40	242,770	278,870
5.00% 6/1/41	574,393	656,888
5.50% 11/1/33	19,290	21,469
5.50% 1/1/34	37,205	42,595

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 5/1/34	58,339	$ 66,511
5.50% 7/1/34	38,354	43,896
5.50% 10/1/34	86,903	99,617
5.50% 9/1/35	42,743	49,046
5.50% 10/1/35	24,370	27,759
5.50% 12/1/35	251,686	279,389
5.50% 1/1/36	217,446	249,449
5.50% 4/1/36	545,167	625,995
5.50% 8/1/36	174,736	200,911
5.50% 1/1/37	176,193	201,921
5.50% 3/1/37	51,956	59,492
5.50% 5/1/37	61,406	70,482
5.50% 6/1/37	42,699	48,989
5.50% 8/1/37	18,335	20,998
5.50% 11/1/37	888	1,015
5.50% 12/1/37	84	93
5.50% 1/1/38	1,098,907	1,256,920
5.50% 2/1/38	16,933	19,093
5.50% 5/1/38	85,677	98,405
5.50% 6/1/38	5,430	6,238
5.50% 7/1/38	50,231	57,117
5.50% 10/1/38	18,873	21,650
5.50% 1/1/39	89,361	101,355
5.50% 5/1/39	184,297	211,613
5.50% 6/1/39	183,238	210,319
5.50% 10/1/39	77,519	88,968
5.50% 7/1/41	144,621	165,880
6.00% 12/1/35	59,734	68,045
6.00% 2/1/36	25,078	29,214
6.00% 6/1/36	14,306	16,511
6.00% 7/1/36	71,954	83,719
6.00% 8/1/36	26,232	30,318
6.00% 9/1/36	40,036	46,221
6.00% 10/1/36	40,389	46,754
6.00% 11/1/36	4,521	5,207
6.00% 1/1/37	51,611	60,080
6.00% 2/1/37	156,051	181,814
6.00% 3/1/37	24,516	27,933
6.00% 4/1/37	3,454	3,836
6.00% 5/1/37	60,956	70,334
6.00% 6/1/37	31,060	36,122
6.00% 8/1/37	60,015	69,746
6.00% 9/1/37	98,517	114,342
6.00% 10/1/37	112,505	129,029
6.00% 11/1/37	24,819	28,286
6.00% 1/1/38	16,645	19,344
6.00% 2/1/38	17,749	19,729
6.00% 4/1/38	2,135	2,404
6.00% 5/1/38	67,333	78,340
6.00% 6/1/38	21,800	25,050
6.00% 8/1/38	33,354	37,318
6.00% 9/1/38	21,843	24,399
6.00% 10/1/38	8,228	9,418
6.00% 11/1/38	10,381	11,808
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 12/1/38	243,613	$ 283,226
6.00% 4/1/40	207,527	242,039
6.00% 6/1/40	355,466	414,149
6.50% 3/1/32	688	786
6.50% 7/1/36	33,486	38,270
6.50% 9/1/36	34,544	40,078
6.50% 11/1/36	74,830	87,295
6.50% 9/1/37	6,935	7,854
6.50% 10/1/37	79,151	91,793
6.50% 2/1/38	83,527	95,119
6.50% 3/1/38	206,616	245,735
6.50% 5/1/38	24,190	28,200
6.50% 7/1/38	113,020	131,917
6.50% 10/1/38	77,606	92,309
7.00% 8/1/39	145,317	171,062
Fannie Mae S.F. 30 yr TBA
2.00% 7/14/50	3,000,000	3,068,556
2.50% 7/14/50	16,900,000	17,610,988
3.00% 7/14/50	14,500,000	15,266,914
3.50% 7/14/50	1,000,000	1,051,641
4.00% 7/14/50	5,000,000	5,297,852
Freddie Mac Gold Pool 3.00% 2/1/47	3,403,184	3,598,800
Freddie Mac S.F. 15 yr
2.50% 4/1/28	57,595	60,368
2.50% 7/1/28	227,958	238,863
2.50% 9/1/28	1,173,658	1,233,819
2.50% 10/1/28	1,640,820	1,722,089
2.50% 10/1/29	1,059,708	1,111,911
2.50% 1/1/31	1,317,985	1,383,107
2.50% 5/1/31	516,862	542,407
2.50% 6/1/31	1,878,457	1,971,304
2.50% 12/1/31	1,695,912	1,799,817
2.50% 12/1/32	1,330,575	1,396,447
3.00% 11/1/26	1,219,050	1,283,280
3.00% 2/1/27	120,811	127,513
3.00% 3/1/27	191,741	201,589
3.00% 4/1/27	390,133	410,803
3.00% 11/1/27	194,673	204,935
3.00% 2/1/29	734,078	779,277
3.00% 4/1/30	1,854,099	1,953,300
3.00% 12/1/30	2,134,475	2,248,574
3.00% 5/1/31	1,052,984	1,109,338
3.00% 2/1/32	816,352	867,159
3.00% 5/1/32	653,181	686,780
3.00% 11/1/32	1,196,133	1,257,157
3.50% 12/1/25	519,669	546,475
3.50% 3/1/26	391,622	411,590
3.50% 10/1/27	289,511	304,695
3.50% 2/1/30	167,503	176,888
3.50% 4/1/32	524,002	554,303
4.00% 2/1/24	17,863	18,886
4.00% 8/1/24	31,175	32,972
4.00% 2/1/25	50,464	53,351

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
4.00% 7/1/25	141,595	$ 149,840
4.00% 4/1/26	325,343	345,012
4.50% 4/1/21	384	405
4.50% 6/1/24	1,435	1,525
4.50% 7/1/24	50,886	54,234
4.50% 8/1/24	24,202	25,587
4.50% 11/1/24	53,866	57,479
4.50% 5/1/25	16,800	17,921
5.00% 4/1/23	24,298	25,561
5.00% 3/1/25	13,736	14,440
6.00% 11/1/23	20,127	21,416
Freddie Mac S.F. 20 yr
3.00% 4/1/36	1,304,678	1,380,892
3.00% 2/1/37	875,193	926,774
Freddie Mac S.F. 30 yr
2.50% 7/1/50	10,000,000	10,422,784
3.00% 10/1/42	1,492,369	1,599,199
3.00% 1/1/43	2,878,000	3,084,281
3.00% 3/1/43	1,872,268	2,006,396
3.00% 4/1/43	2,255,128	2,415,788
3.00% 7/1/43	892,590	956,204
3.00% 8/1/43	388,929	416,589
3.00% 10/1/43	1,266,414	1,356,689
3.00% 8/1/45	4,408,138	4,677,450
3.00% 4/1/46	1,138,963	1,206,374
3.00% 10/1/46	4,562,950	4,830,660
3.00% 11/1/46	2,826,580	2,991,556
3.00% 12/1/46	1,731,158	1,829,296
3.00% 1/1/47	3,255,070	3,439,597
3.00% 2/1/47	1,612,315	1,737,009
3.00% 12/1/47	362,343	382,338
3.00% 10/1/49	2,968,356	3,127,488
3.00% 12/1/49	6,815,192	7,180,552
3.00% 1/1/50	8,111,510	8,546,365
3.00% 2/1/50	10,453,008	11,013,390
3.50% 10/1/41	2,085,956	2,254,896
3.50% 2/1/42	1,567,603	1,694,583
3.50% 5/1/42	1,472,080	1,591,984
3.50% 10/1/42	1,390,751	1,505,725
3.50% 2/1/43	996,980	1,079,476
3.50% 5/1/43	1,009,770	1,093,040
3.50% 8/1/43	2,096,630	2,266,069
3.50% 2/1/44	642,237	692,547
3.50% 3/1/44	45,771	49,304
3.50% 6/1/44	738,171	791,432
3.50% 8/1/44	832,441	892,465
3.50% 11/1/44	1,454,405	1,555,641
3.50% 1/1/45	1,826,103	1,961,967
3.50% 7/1/45	4,587,057	4,924,038
3.50% 10/1/45	1,880,997	2,009,819
3.50% 12/1/45	1,040,940	1,126,219
3.50% 1/1/46	2,466,088	2,637,042
3.50% 3/1/46	1,281,794	1,370,805
3.50% 5/1/46	971,619	1,035,972
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.50% 6/1/46	2,103,351	$ 2,245,162
3.50% 12/1/46	2,529,452	2,687,592
3.50% 2/1/47	2,032,788	2,158,053
3.50% 3/1/47	1,175,663	1,244,801
3.50% 10/1/47	962,765	1,015,042
3.50% 11/1/47	1,097,286	1,163,220
3.50% 12/1/47	2,261,537	2,396,858
3.50% 2/1/48	3,158,031	3,325,218
3.50% 5/1/48	1,328,553	1,398,428
3.50% 8/1/49	1,052,706	1,106,254
3.50% 12/1/49	3,392,803	3,566,240
4.00% 5/1/39	145,286	159,497
4.00% 2/1/40	73,962	81,147
4.00% 5/1/40	89,405	98,062
4.00% 8/1/40	25,367	27,802
4.00% 9/1/40	214,181	233,309
4.00% 10/1/40	751,345	823,581
4.00% 11/1/40	1,702,026	1,861,151
4.00% 12/1/40	1,008,316	1,106,008
4.00% 2/1/41	834,678	915,385
4.00% 12/1/41	1,157,254	1,268,931
4.00% 1/1/42	472,851	508,785
4.00% 3/1/42	64,522	70,802
4.00% 4/1/42	1,520,530	1,669,532
4.00% 6/1/42	6,138	6,741
4.00% 5/1/44	1,717,313	1,871,344
4.00% 9/1/44	539,565	587,195
4.00% 4/1/45	1,750,469	1,890,826
4.00% 10/1/45	882,495	950,943
4.00% 11/1/45	339,474	366,588
4.00% 1/1/46	1,005,583	1,083,220
4.00% 2/1/46	805,679	868,531
4.00% 2/1/47	496,952	532,291
4.00% 9/1/47	4,114,658	4,375,072
4.00% 11/1/47	594,512	633,798
4.00% 12/1/47	1,206,068	1,283,972
4.00% 1/1/48	601,219	641,467
4.00% 5/1/48	3,168,779	3,370,639
4.00% 7/1/48	999,537	1,058,861
4.00% 10/1/48	1,511,652	1,600,928
4.00% 3/1/49	1,543,284	1,635,527
4.00% 11/1/49	2,752,109	2,929,671
4.50% 2/1/39	31,893	35,169
4.50% 4/1/39	18,597	20,650
4.50% 5/1/39	54,697	60,832
4.50% 6/1/39	369,231	409,676
4.50% 7/1/39	88,464	98,340
4.50% 9/1/39	389,642	436,906
4.50% 10/1/39	296,366	329,586
4.50% 1/1/40	1,002,906	1,117,017
4.50% 2/1/40	580,676	646,665
4.50% 7/1/40	71,442	79,355
4.50% 8/1/40	54,786	60,043
4.50% 9/1/40	524,699	588,011

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 2/1/41	1,394,703	$ 1,531,906
4.50% 3/1/41	267,765	298,687
4.50% 9/1/41	462,493	512,487
4.50% 3/1/44	219,039	243,860
4.50% 5/1/44	20,483	22,083
4.50% 7/1/45	780,635	867,786
4.50% 4/1/47	293,850	317,740
4.50% 9/1/47	606,676	656,051
4.50% 12/1/47	290,760	313,424
4.50% 6/1/48	1,499,700	1,612,691
4.50% 8/1/48	1,702,457	1,831,711
4.50% 3/1/49	2,091,735	2,248,739
5.00% 10/1/34	93,619	107,304
5.00% 2/1/35	26,366	30,205
5.00% 8/1/35	38,008	43,601
5.00% 10/1/35	19,374	22,200
5.00% 11/1/35	9,628	11,018
5.00% 12/1/35	66,916	76,810
5.00% 2/1/37	51,456	58,934
5.00% 12/1/37	217,440	249,313
5.00% 1/1/38	2,870	3,282
5.00% 4/1/38	1,818	2,064
5.00% 6/1/38	88,202	101,052
5.00% 7/1/38	11,530	13,214
5.00% 9/1/38	4,678	5,364
5.00% 10/1/38	91,162	104,493
5.00% 12/1/38	73,895	84,736
5.00% 1/1/39	22,855	26,204
5.00% 2/1/39	419,560	481,084
5.00% 3/1/39	992,741	1,138,620
5.00% 8/1/39	76,928	88,325
5.00% 9/1/39	299,669	343,991
5.00% 1/1/40	187,434	215,430
5.00% 5/1/40	78,854	90,644
5.00% 6/1/40	627,857	714,901
5.00% 9/1/40	63,125	72,327
5.00% 3/1/41	167,625	189,500
5.00% 9/1/48	249,671	272,990
5.00% 11/1/48	575,449	628,206
5.50% 8/1/33	28,787	32,172
5.50% 6/1/34	63,683	72,880
5.50% 6/1/35	39,410	45,261
5.50% 11/1/35	57,168	65,507
5.50% 1/1/37	29,182	33,567
5.50% 5/1/37	36,821	42,305
5.50% 7/1/37	15,364	17,625
5.50% 1/1/38	149,921	172,225
5.50% 2/1/38	35,961	41,260
5.50% 5/1/38	316,133	361,618
5.50% 6/1/38	10,479	12,015
5.50% 8/1/38	40,229	46,115
5.50% 12/1/38	45,922	52,540
5.50% 8/1/39	66,387	76,068
5.50% 12/1/39	376,522	431,702
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 3/1/40	226,963	$ 259,404
5.50% 4/1/40	469,310	534,767
5.50% 5/1/40	137,446	157,591
5.50% 6/1/41	37,978	43,595
6.00% 11/1/28	6,788	7,671
6.00% 7/1/33	11,306	12,770
6.00% 8/1/36	9,564	11,155
6.00% 11/1/36	15,976	18,573
6.00% 4/1/37	360	417
6.00% 5/1/37	45,441	51,734
6.00% 8/1/37	108,128	125,861
6.00% 9/1/37	72,887	84,821
6.00% 10/1/37	9,556	10,616
6.00% 11/1/37	98,034	114,316
6.00% 12/1/37	11,334	12,660
6.00% 1/1/38	75,589	87,916
6.00% 4/1/38	5,987	6,967
6.00% 6/1/38	12,292	14,305
6.00% 7/1/38	18,227	21,106
6.00% 8/1/38	18,330	20,945
6.00% 9/1/38	11,128	12,903
6.00% 10/1/38	45,866	52,267
6.00% 11/1/38	19,136	21,274
6.00% 3/1/39	15,601	18,132
6.00% 5/1/40	442,349	516,023
6.00% 7/1/40	578,684	674,916
6.50% 11/1/36	87,110	101,394
6.50% 8/1/37	45,577	52,323
6.50% 10/1/37	11,680	13,062
6.50% 6/1/38	27,395	30,479
6.50% 4/1/39	46,191	52,712
GNMA I S.F. 30 yr
3.00% 9/15/42	834,758	885,971
3.00% 11/15/42	785,697	833,901
3.00% 12/15/42	238,738	253,431
3.00% 2/15/45	427,958	455,647
3.50% 10/15/40	127,618	136,004
3.50% 1/15/41	48,118	51,400
3.50% 7/15/41	69,421	76,253
3.50% 10/15/41	271,358	289,796
3.50% 3/15/42	21,912	23,337
3.50% 6/15/42	1,237,814	1,320,692
3.50% 10/15/42	91,828	97,381
4.00% 6/15/39	46,880	50,416
4.00% 4/15/40	1,111,272	1,202,149
4.00% 8/15/40	239,790	260,807
4.00% 10/15/40	352,446	387,291
4.00% 12/15/40	592,860	659,317
4.00% 1/15/41	552,929	615,087
4.00% 9/15/41	183,059	199,069
4.50% 2/15/39	73,278	81,740
4.50% 3/15/39	573,239	639,660
4.50% 4/15/39	72,972	80,666
4.50% 5/15/39	49,351	55,604

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.50% 6/15/39	62,771	$ 69,014
4.50% 7/15/39	188,895	210,625
4.50% 8/15/39	32,784	36,568
4.50% 9/15/39	178,196	197,375
4.50% 10/15/39	602,604	687,292
4.50% 11/15/39	217,925	242,923
4.50% 12/15/39	119,350	133,081
4.50% 1/15/40	483,975	542,048
4.50% 4/15/40	131,207	146,359
4.50% 5/15/40	128,558	144,017
4.50% 6/15/40	395,088	443,241
4.50% 8/15/40	134,688	149,928
4.50% 9/15/40	93,101	103,636
4.50% 1/15/41	400,695	464,480
4.50% 2/15/41	1,125,858	1,254,611
4.50% 3/15/41	95,285	106,030
4.50% 6/15/41	100,377	111,845
4.50% 7/15/41	14,238	15,858
5.00% 3/15/35	25,804	28,378
5.00% 3/15/38	11,658	13,335
5.00% 4/15/38	6,837	7,684
5.00% 5/15/38	1,401	1,581
5.00% 8/15/38	2,384	2,611
5.00% 1/15/39	100,359	114,684
5.00% 4/15/39	124,527	141,326
5.00% 5/15/39	517,220	587,664
5.00% 6/15/39	434,236	496,123
5.00% 9/15/39	954,292	1,079,125
5.00% 10/15/39	100,129	113,734
5.00% 11/15/39	230,354	263,093
5.00% 1/15/40	614,227	696,849
5.00% 2/15/40	329,514	376,485
5.00% 4/15/40	238,162	271,947
5.00% 7/15/40	223,341	255,313
5.50% 10/15/33	117,975	137,648
5.50% 4/15/37	26,852	31,334
5.50% 7/15/37	9,978	11,056
5.50% 1/15/38	108,074	126,262
5.50% 2/15/38	127,102	148,319
5.50% 7/15/38	50,778	59,199
5.50% 8/15/38	15,383	17,975
5.50% 9/15/38	253,072	295,456
5.50% 12/15/38	164,204	191,640
5.50% 1/15/39	113,202	127,745
5.50% 5/15/39	117,494	137,082
5.50% 7/15/39	653	717
5.50% 10/15/39	130,843	152,779
5.50% 12/15/39	35,412	41,318
5.50% 4/15/40	205,532	234,045
5.50% 2/15/41	33,637	39,287
6.00% 5/15/37	1,474	1,638
6.00% 1/15/38	51,605	60,726
6.00% 3/15/38	1,039	1,160
6.00% 5/15/38	15,010	17,026
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
6.00% 7/15/38	2,162	$ 2,577
6.00% 8/15/38	33,786	37,859
6.00% 10/15/38	33,783	38,393
6.00% 11/15/38	45,356	53,230
6.00% 12/15/38	73,119	82,814
6.00% 1/15/39	11,719	13,040
6.00% 5/15/39	2,246	2,498
6.00% 8/15/39	4,620	5,135
6.00% 10/15/39	3,757	4,180
6.00% 6/15/40	2,733	3,039
6.00% 12/15/40	326,302	388,564
6.50% 5/15/38	8,060	8,870
6.50% 7/15/38	64,454	75,839
6.50% 10/15/38	8,737	10,278
6.50% 2/15/39	83,140	97,388
6.50% 8/15/39	3,466	3,814
GNMA II S.F. 30 yr
2.50% 12/20/46	1,472,968	1,561,183
3.00% 9/20/42	1,273,258	1,362,154
3.00% 11/20/42	640,339	684,836
3.00% 12/20/42	1,022,052	1,093,273
3.00% 1/20/43	1,000,571	1,070,157
3.00% 2/20/43	1,538,874	1,656,374
3.00% 3/20/43	2,403,447	2,567,713
3.00% 6/20/43	877,421	938,411
3.00% 9/20/43	1,591,068	1,701,782
3.00% 12/20/44	1,192,691	1,275,151
3.00% 3/20/45	1,224,122	1,302,463
3.00% 4/20/45	1,027,953	1,093,824
3.00% 6/20/45	1,698,000	1,810,683
3.00% 8/20/45	2,058,100	2,198,788
3.00% 12/20/45	459,096	488,920
3.00% 5/20/46	2,020,530	2,145,956
3.00% 9/20/46	2,402,152	2,553,591
3.00% 10/20/46	2,424,776	2,579,126
3.00% 11/20/46	1,988,475	2,112,948
3.00% 12/20/46	4,715,960	5,009,669
3.00% 1/20/47	3,628,992	3,855,948
3.00% 2/20/47	1,227,735	1,303,645
3.00% 6/20/47	1,549,504	1,644,797
3.00% 1/20/48	1,369,115	1,452,266
3.00% 12/20/49	1,959,838	2,078,864
3.00% 5/20/50	3,991,643	4,234,067
3.00% 6/20/50	7,500,000	7,955,498
3.50% 12/20/41	887,348	971,344
3.50% 4/20/42	438,651	476,930
3.50% 6/20/42	1,307,066	1,421,131
3.50% 10/20/42	536,114	582,903
3.50% 12/20/42	1,123,439	1,221,487
3.50% 2/20/43	1,888,495	2,053,319
3.50% 3/20/43	902,103	979,360
3.50% 5/20/43	1,355,289	1,475,251
3.50% 9/20/43	1,620,441	1,757,615
3.50% 1/20/44	1,713,978	1,847,198

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 10/20/44	3,129,443	$ 3,364,767
3.50% 12/20/44	972,778	1,041,924
3.50% 3/20/45	851,651	911,819
3.50% 4/20/45	4,440,758	4,754,096
3.50% 6/20/45	1,727,220	1,849,473
3.50% 10/20/45	1,818,674	1,951,644
3.50% 11/20/45	1,184,618	1,268,381
3.50% 12/20/45	408,680	437,616
3.50% 3/20/46	1,626,387	1,741,632
3.50% 6/20/46	3,279,331	3,508,951
3.50% 7/20/46	1,970,036	2,107,846
3.50% 10/20/46	3,578,564	3,834,493
3.50% 1/20/47	1,481,668	1,575,833
3.50% 6/20/47	2,333,691	2,487,260
3.50% 7/20/47	2,123,425	2,260,529
3.50% 9/20/47	2,435,604	2,592,074
3.50% 10/20/47	557,023	592,532
3.50% 11/20/47	2,195,899	2,336,133
3.50% 12/20/47	977,385	1,038,672
3.50% 1/20/48	2,254,351	2,396,380
3.50% 6/20/48	2,735,007	2,910,607
3.50% 8/20/49	1,584,364	1,673,466
3.50% 11/20/49	2,888,387	3,050,824
4.00% 8/20/40	282,331	311,199
4.00% 10/20/41	54,070	59,606
4.00% 11/20/41	937,229	1,033,373
4.00% 12/20/41	376,069	414,618
4.00% 5/20/42	829,709	914,489
4.00% 7/20/42	555,050	611,567
4.00% 8/20/42	400,253	441,092
4.00% 8/20/43	658,665	724,241
4.00% 3/20/44	944,546	1,031,764
4.00% 8/20/44	1,268,538	1,382,559
4.00% 10/20/44	366,340	399,076
4.00% 12/20/44	1,275,878	1,389,184
4.00% 1/20/45	261,876	285,149
4.00% 2/20/45	673,400	733,250
4.00% 8/20/45	542,128	587,559
4.00% 9/20/45	784,893	850,111
4.00% 10/20/45	1,139,552	1,236,394
4.00% 11/20/45	736,122	796,946
4.00% 1/20/46	158,974	171,921
4.00% 6/20/46	725,709	784,341
4.00% 1/20/47	657,640	709,465
4.00% 3/20/47	4,101,014	4,405,807
4.00% 4/20/47	1,331,303	1,434,078
4.00% 6/20/47	960,300	1,031,583
4.00% 7/20/47	351,330	377,901
4.00% 8/20/47	1,335,436	1,436,516
4.00% 5/20/49	2,612,708	2,770,195
4.00% 7/20/49	2,138,552	2,266,239
4.50% 7/20/41	1,291,873	1,443,422
4.50% 12/20/43	830,302	909,704
4.50% 1/20/44	710,345	778,368
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.50% 3/20/44	533,189	$ 584,194
4.50% 4/20/45	417,677	457,624
4.50% 4/20/47	395,276	431,627
4.50% 7/20/47	414,664	451,737
4.50% 9/20/47	212,539	231,794
4.50% 3/20/48	694,758	745,616
4.50% 7/20/48	3,192,950	3,436,307
5.00% 4/20/43	609,648	687,041
5.00% 7/20/48	607,690	662,349
GNMA II S.F. 30 yr TBA
2.50% 7/14/50	8,500,000	8,943,926
3.00% 7/21/50	7,750,000	8,208,643
Total Agency Mortgage-Backed Securities (Cost $718,571,225)		746,469,139
AGENCY OBLIGATIONS–1.36%
Federal Home Loan Banks
0.25% 6/3/22	3,000,000	3,001,286
1.13% 7/14/21	2,000,000	2,019,718
1.63% 12/20/21	2,805,000	2,861,912
3.25% 11/16/28	1,255,000	1,495,210
5.50% 7/15/36	300,000	468,777
Federal Home Loan Mortgage
0.25% 6/26/23	1,345,000	1,342,877
0.38% 5/5/23	1,000,000	1,002,598
1.50% 2/12/25	3,000,000	3,141,515
2.38% 1/13/22	4,500,000	4,649,524
6.25% 7/15/32	750,000	1,178,068
6.75% 9/15/29	100,000	150,735
6.75% 3/15/31	300,000	472,017
Federal National Mortgage Association
0.25% 5/22/23	1,000,000	998,975
1.63% 1/7/25	2,580,000	2,718,116
1.75% 7/2/24	3,000,000	3,167,212
2.13% 4/24/26	1,765,000	1,923,460
2.63% 9/6/24	2,085,000	2,282,781
5.63% 7/15/37	100,000	160,764
6.25% 5/15/29	500,000	724,309
6.63% 11/15/30	300,000	463,983
7.13% 1/15/30	500,000	775,198
7.25% 5/15/30	500,000	793,138
Japan International Cooperation Agency
2.13% 10/20/26	200,000	211,749
3.38% 6/12/28	200,000	234,297
Tennessee Valley Authority
4.63% 9/15/60	150,000	234,234
4.65% 6/15/35	500,000	694,086
Series B 4.70% 7/15/33	200,000	277,061
5.38% 4/1/56	200,000	343,130
5.88% 4/1/36	75,000	116,966
6.15% 1/15/38	100,000	162,504
7.13% 5/1/30	100,000	155,424
Total Agency Obligations (Cost $35,009,225)		38,221,624

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–27.43%
Advertising–0.02%
Omnicom Group
2.45% 4/30/30	100,000	$ 102,007
3.60% 4/15/26	200,000	223,181
3.63% 5/1/22	200,000	210,933
		536,121
Aerospace & Defense–0.56%
Boeing
1.88% 6/15/23	250,000	249,907
2.30% 8/1/21	85,000	85,769
2.60% 10/30/25	100,000	99,544
2.70% 5/1/22	40,000	40,549
2.70% 2/1/27	75,000	73,245
2.80% 3/1/23	100,000	101,867
2.95% 2/1/30	150,000	146,483
3.10% 5/1/26	100,000	101,917
3.20% 3/1/29	100,000	98,909
3.25% 3/1/28	95,000	94,646
3.25% 2/1/35	100,000	91,150
3.55% 3/1/38	65,000	59,177
3.60% 5/1/34	100,000	94,496
3.63% 3/1/48	35,000	30,659
3.75% 2/1/50	150,000	135,418
3.85% 11/1/48	35,000	31,284
3.90% 5/1/49	100,000	91,845
3.95% 8/1/59	150,000	131,390
4.51% 5/1/23	250,000	263,978
4.88% 5/1/25	285,000	310,323
5.04% 5/1/27	250,000	275,658
5.15% 5/1/30	500,000	557,843
5.71% 5/1/40	250,000	282,732
5.81% 5/1/50	500,000	589,952
5.93% 5/1/60	950,000	1,122,552
6.13% 2/15/33	50,000	59,034
6.88% 3/15/39	100,000	125,820
General Dynamics
1.88% 8/15/23	150,000	155,981
2.13% 8/15/26	150,000	160,690
2.25% 11/15/22	250,000	260,052
2.38% 11/15/24	100,000	106,866
2.63% 11/15/27	100,000	108,575
3.38% 5/15/23	125,000	135,235
3.50% 5/15/25	150,000	168,198
3.75% 5/15/28	160,000	186,549
4.25% 4/1/50	300,000	389,681
Hexcel
3.95% 2/15/27	50,000	53,639
4.70% 8/15/25	50,000	54,410
Howmet Aerospace 6.88% 5/1/25	600,000	651,672
L3Harris Technologies
3.83% 4/27/25	250,000	279,014
3.85% 6/15/23	105,000	114,161
3.85% 12/15/26	75,000	85,829
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
L3Harris Technologies (continued)
3.95% 5/28/24	154,000	$ 168,659
4.40% 6/15/28	150,000	177,400
4.85% 4/27/35	70,000	89,220
5.05% 4/27/45	70,000	91,932
Lockheed Martin
1.85% 6/15/30	45,000	46,114
2.80% 6/15/50	50,000	52,739
2.90% 3/1/25	300,000	328,901
3.10% 1/15/23	50,000	53,174
3.35% 9/15/21	56,000	58,021
3.60% 3/1/35	150,000	180,024
3.80% 3/1/45	250,000	303,448
4.07% 12/15/42	279,000	358,203
4.50% 5/15/36	40,000	51,931
4.70% 5/15/46	109,000	148,668
Northrop Grumman
2.55% 10/15/22	200,000	208,692
3.20% 2/1/27	100,000	110,786
3.25% 8/1/23	350,000	376,611
3.25% 1/15/28	125,000	139,658
4.03% 10/15/47	300,000	362,787
5.05% 11/15/40	100,000	132,047
Northrop Grumman Systems 7.75% 2/15/31	150,000	224,675
Raytheon Technologies
2.25% 7/1/30	100,000	104,321
2.50% 12/15/22	125,000	129,584
2.80% 3/15/22	150,000	154,733
3.13% 5/4/27	350,000	387,622
3.13% 7/1/50	100,000	106,646
3.75% 11/1/46	100,000	114,379
3.95% 8/16/25	75,000	85,633
4.05% 5/4/47	50,000	59,727
4.13% 11/16/28	180,000	212,123
4.15% 5/15/45	250,000	298,483
4.35% 4/15/47	70,000	85,381
4.45% 11/16/38	60,000	73,381
4.50% 6/1/42	400,000	495,288
4.63% 11/16/48	100,000	129,487
4.70% 12/15/41	200,000	250,748
5.40% 5/1/35	200,000	269,994
6.05% 6/1/36	150,000	212,128
6.13% 7/15/38	200,000	290,143
Raytheon Technologies Corp.
3.20% 3/15/24	150,000	161,369
3.50% 3/15/27	107,000	120,277
		15,661,836
Agriculture–0.34%
Altria Group
2.35% 5/6/25	40,000	42,089
2.63% 9/16/26	145,000	154,628
2.85% 8/9/22	200,000	208,378

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Altria Group (continued)
3.40% 5/6/30	25,000	$ 26,892
3.49% 2/14/22	65,000	67,792
3.80% 2/14/24	125,000	136,672
3.88% 9/16/46	200,000	199,383
4.00% 1/31/24	89,000	98,007
4.40% 2/14/26	125,000	143,773
4.45% 5/6/50	40,000	43,736
4.50% 5/2/43	100,000	107,343
4.80% 2/14/29	225,000	262,282
5.38% 1/31/44	63,000	75,500
5.80% 2/14/39	165,000	205,721
5.95% 2/14/49	760,000	996,444
6.20% 2/14/59	75,000	99,993
Archer-Daniels-Midland
2.50% 8/11/26	250,000	271,882
3.75% 9/15/47	100,000	119,846
4.02% 4/16/43	100,000	118,133
BAT Capital
2.76% 8/15/22	400,000	414,267
2.79% 9/6/24	105,000	110,644
3.22% 8/15/24	400,000	428,616
3.22% 9/6/26	150,000	161,020
3.46% 9/6/29	200,000	212,741
3.56% 8/15/27	600,000	649,204
4.39% 8/15/37	275,000	299,969
4.54% 8/15/47	240,000	261,242
4.76% 9/6/49	100,000	110,997
Bunge Limited Finance
3.00% 9/25/22	55,000	57,325
3.25% 8/15/26	45,000	46,463
3.75% 9/25/27	55,000	57,380
4.35% 3/15/24	150,000	163,722
Philip Morris International
1.13% 5/1/23	65,000	66,113
2.10% 5/1/30	55,000	56,657
2.13% 5/10/23	50,000	52,289
2.38% 8/17/22	150,000	155,830
2.63% 2/18/22	75,000	77,383
2.75% 2/25/26	100,000	108,875
2.88% 5/1/24	100,000	107,416
2.90% 11/15/21	250,000	258,771
3.13% 8/17/27	150,000	166,002
3.38% 8/11/25	100,000	111,381
3.38% 8/15/29	100,000	113,680
3.60% 11/15/23	300,000	330,623
4.13% 3/4/43	150,000	177,378
4.25% 11/10/44	85,000	102,761
4.38% 11/15/41	200,000	244,821
4.50% 3/20/42	100,000	121,436
6.38% 5/16/38	150,000	225,986
Reynolds American
4.45% 6/12/25	105,000	118,293
4.85% 9/15/23	225,000	250,627
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Reynolds American (continued)
5.70% 8/15/35	50,000	$ 62,361
5.85% 8/15/45	180,000	225,085
6.15% 9/15/43	125,000	155,138
		9,640,990
Airlines–0.07%
♦American Airlines Pass Through Trust
3.00% 4/15/30	50,809	46,597
3.20% 12/15/29	416,000	391,793
3.38% 11/1/28	75,238	62,955
3.65% 2/15/29	85,250	81,629
♦Continental Airlines Pass Through Trust 4.15% 10/11/25	163,867	153,541
♦Delta Air Lines 2020-1 Class AA Pass Through Trust 2.00% 12/10/29	150,000	142,966
♦Delta Air Lines Pass Through Trust 3.20% 10/25/25	25,000	25,029
♦JetBlue Pass Through Trust 2.75% 11/15/33	49,390	46,816
Southwest Airline 4.75% 5/4/23	90,000	92,931
Southwest Airlines
2.63% 2/10/30	100,000	89,574
3.00% 11/15/26	100,000	97,340
Southwest Airlines 5.13% 6/15/27	140,000	145,144
♦Spirit Airlines Pass Through Trust 4.10% 10/1/29	18,306	15,508
♦United Airlines Pass Through Trust
2.70% 11/1/33	95,000	85,566
3.10% 1/7/30	86,808	83,357
3.50% 9/1/31	125,959	117,812
3.75% 3/3/28	149,164	136,066
4.15% 2/25/33	106,660	104,828
♦US Airways Pass Through Trust 3.95% 5/15/27	61,676	51,021
		1,970,473
Apparel–0.06%
NIKE
2.25% 5/1/23	100,000	105,607
2.38% 11/1/26	150,000	163,256
2.85% 3/27/30	500,000	556,888
3.38% 11/1/46	100,000	111,869
3.63% 5/1/43	100,000	116,523
3.88% 11/1/45	100,000	120,535
Ralph Lauren 3.75% 9/15/25	100,000	111,119
Ralph Lauren Corp. 2.95% 6/15/30	55,000	56,774
Tapestry
3.00% 7/15/22	150,000	147,593

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Apparel (continued)
Tapestry (continued)
4.13% 7/15/27	150,000	$ 141,236
		1,631,400
Auto Manufacturers–0.37%
American Honda Finance
1.95% 5/20/22	125,000	127,834
1.95% 5/10/23	100,000	102,929
2.35% 1/8/27	100,000	105,920
2.60% 11/16/22	150,000	156,512
2.90% 2/16/24	100,000	106,488
3.38% 12/10/21	75,000	77,873
3.45% 7/14/23	100,000	107,556
3.55% 1/12/24	100,000	108,943
3.63% 10/10/23	75,000	81,460
Cummins
3.65% 10/1/23	139,000	151,098
4.88% 10/1/43	64,000	84,742
Daimler Finance North America 8.50% 1/18/31	200,000	304,657
General Motors
5.00% 10/1/28	150,000	159,295
5.15% 4/1/38	125,000	119,777
5.40% 4/1/48	200,000	197,668
5.95% 4/1/49	100,000	104,873
6.25% 10/2/43	350,000	371,824
6.60% 4/1/36	305,000	331,622
6.75% 4/1/46	75,000	81,744
6.80% 10/1/27	500,000	582,559
General Motors Financial
2.90% 2/26/25	750,000	747,009
3.15% 6/30/22	115,000	117,002
3.20% 7/6/21	200,000	202,306
3.25% 1/5/23	150,000	153,268
3.45% 1/14/22	250,000	254,103
3.70% 5/9/23	140,000	144,158
3.85% 1/5/28	100,000	99,343
3.95% 4/13/24	150,000	155,175
4.00% 1/15/25	200,000	209,071
4.00% 10/6/26	250,000	259,516
4.30% 7/13/25	100,000	104,199
4.35% 4/9/25	115,000	121,373
4.35% 1/17/27	180,000	186,217
5.10% 1/17/24	200,000	213,779
5.20% 3/20/23	90,000	96,295
5.25% 3/1/26	200,000	217,967
PACCAR Financial
0.80% 6/8/23	40,000	40,153
2.30% 8/10/22	100,000	103,547
3.15% 8/9/21	100,000	102,914
3.40% 8/9/23	100,000	108,213
Toyota Motor
2.16% 7/2/22	55,000	56,660
2.36% 7/2/24	70,000	73,936
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor (continued)
2.76% 7/2/29	70,000	$ 76,897
3.18% 7/20/21	100,000	102,738
3.42% 7/20/23	150,000	161,982
3.67% 7/20/28	105,000	122,220
Toyota Motor Credit
1.15% 5/26/22	200,000	202,303
1.35% 8/25/23	200,000	204,029
1.80% 10/7/21	200,000	203,184
1.80% 2/13/25	250,000	259,133
2.15% 9/8/22	150,000	155,051
2.25% 10/18/23	150,000	157,060
2.60% 1/11/22	150,000	154,635
2.65% 4/12/22	200,000	207,190
2.90% 4/17/24	150,000	161,837
3.20% 1/11/27	100,000	111,270
3.30% 1/12/22	400,000	416,671
3.40% 9/15/21	300,000	310,218
3.40% 4/14/25	150,000	167,501
		10,405,497
Auto Parts & Equipment–0.03%
Aptiv
4.25% 1/15/26	100,000	110,434
4.35% 3/15/29	65,000	69,616
5.40% 3/15/49	150,000	156,731
BorgWarner 2.65% 7/1/27	125,000	127,990
Lear
3.80% 9/15/27	100,000	101,485
4.25% 5/15/29	50,000	51,309
Magna International 3.63% 6/15/24	200,000	217,669
		835,234
Banks–5.83%
Australia & New Zealand Banking Group
2.05% 11/21/22	250,000	259,269
2.55% 11/23/21	250,000	257,279
2.63% 11/9/22	250,000	262,965
Banco Santander
2.75% 5/28/25	200,000	207,164
3.13% 2/23/23	200,000	208,576
3.49% 5/28/30	200,000	214,069
3.50% 4/11/22	200,000	208,013
3.85% 4/12/23	200,000	212,748
4.25% 4/11/27	200,000	221,740
4.38% 4/12/28	200,000	223,414
5.18% 11/19/25	200,000	224,903
Bank of America
μ1.32% 6/19/26	900,000	902,128
μ1.49% 5/19/24	250,000	253,984
μ2.02% 2/13/26	300,000	310,229
μ2.46% 10/22/25	200,000	210,405
2.50% 10/21/22	500,000	511,891

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
μ2.50% 2/13/31	300,000	$ 314,457
μ2.68% 6/19/41	800,000	821,510
μ2.82% 7/21/23	350,000	363,555
μ2.88% 10/22/30	200,000	216,364
μ3.09% 10/1/25	550,000	593,750
μ3.12% 1/20/23	250,000	258,949
μ3.19% 7/23/30	250,000	275,914
3.25% 10/21/27	500,000	551,437
3.30% 1/11/23	1,000,000	1,064,880
μ3.34% 1/25/23	415,000	433,111
μ3.37% 1/23/26	250,000	273,048
μ3.42% 12/20/28	480,000	534,547
μ3.46% 3/15/25	200,000	216,928
3.50% 4/19/26	350,000	393,976
μ3.55% 3/5/24	400,000	427,417
μ3.56% 4/23/27	300,000	334,824
μ3.59% 7/21/28	350,000	393,178
μ3.82% 1/20/28	250,000	284,326
μ3.86% 7/23/24	400,000	434,616
3.88% 8/1/25	400,000	452,893
3.95% 4/21/25	250,000	276,627
μ3.95% 1/23/49	250,000	302,331
μ3.97% 2/7/30	375,000	436,316
4.00% 4/1/24	475,000	527,253
μ4.08% 3/20/51	700,000	873,463
4.10% 7/24/23	350,000	384,343
4.18% 11/25/27	250,000	285,162
4.25% 10/22/26	433,000	496,358
μ4.27% 7/23/29	400,000	470,796
μ4.44% 1/20/48	200,000	259,007
4.45% 3/3/26	430,000	493,728
5.00% 1/21/44	350,000	482,367
5.88% 2/7/42	218,000	325,772
6.00% 10/15/36	400,000	568,435
6.11% 1/29/37	200,000	284,000
7.75% 5/14/38	200,000	327,773
Bank of Montreal
1.90% 8/27/21	250,000	254,446
2.05% 11/1/22	80,000	82,608
2.35% 9/11/22	150,000	156,714
2.50% 6/28/24	135,000	143,180
2.55% 11/6/22	300,000	314,489
2.90% 3/26/22	200,000	208,457
μ3.80% 12/15/32	300,000	322,893
Bank of New York Mellon
1.85% 1/27/23	115,000	118,916
1.95% 8/23/22	165,000	169,934
2.10% 10/24/24	170,000	179,155
2.20% 8/16/23	100,000	104,518
2.45% 8/17/26	250,000	271,955
2.60% 2/7/22	300,000	309,795
μ2.66% 5/16/23	150,000	155,329
3.00% 2/24/25	100,000	109,413
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of New York Mellon (continued)
3.00% 10/30/28	55,000	$ 60,351
3.25% 5/16/27	150,000	169,449
3.30% 8/23/29	350,000	393,522
μ3.44% 2/7/28	180,000	204,162
3.45% 8/11/23	100,000	108,583
3.85% 4/28/28	100,000	119,804
3.95% 11/18/25	100,000	116,154
Bank of Nova Scotia
1.30% 6/11/25	500,000	503,952
2.00% 11/15/22	200,000	206,359
2.38% 1/18/23	200,000	208,151
2.45% 9/19/22	150,000	156,524
2.70% 8/3/26	200,000	218,738
3.40% 2/11/24	250,000	271,399
4.50% 12/16/25	150,000	170,431
BankUnited 5.13% 6/11/30	200,000	204,008
Barclays
μ2.65% 6/24/31	200,000	198,612
μ2.85% 5/7/26	200,000	208,206
3.20% 8/10/21	250,000	255,560
3.68% 1/10/23	200,000	207,566
μ3.93% 5/7/25	200,000	216,074
μ4.34% 5/16/24	200,000	215,396
4.34% 1/10/28	200,000	221,998
4.38% 1/12/26	200,000	225,204
μ4.61% 2/15/23	265,000	279,030
4.95% 1/10/47	200,000	262,806
μ4.97% 5/16/29	200,000	234,284
5.20% 5/12/26	1,100,000	1,223,640
5.25% 8/17/45	200,000	267,174
BB&T
2.20% 3/16/23	150,000	155,725
2.85% 10/26/24	100,000	107,942
3.05% 6/20/22	300,000	313,923
3.20% 9/3/21	100,000	103,033
3.70% 6/5/25	150,000	169,661
3.75% 12/6/23	150,000	164,319
3.88% 3/19/29	200,000	226,828
BBVA USA 2.88% 6/29/22	250,000	255,763
BNP Paribas
3.25% 3/3/23	200,000	215,012
4.25% 10/15/24	200,000	220,267
BPCE 3.38% 12/2/26	250,000	278,288
Canadian Imperial Bank of Commerce
2.25% 1/28/25	200,000	208,681
μ2.61% 7/22/23	100,000	103,363
3.10% 4/2/24	300,000	321,790
Citibank
3.40% 7/23/21	300,000	309,080
3.65% 1/23/24	500,000	548,520
Citigroup
2.35% 8/2/21	350,000	356,740
μ2.57% 6/3/31	500,000	516,739

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup (continued)
μ2.67% 1/29/31	300,000	$ 311,328
2.70% 10/27/22	250,000	261,098
μ2.88% 7/24/23	200,000	208,147
μ3.14% 1/24/23	365,000	377,491
3.20% 10/21/26	300,000	329,003
μ3.35% 4/24/25	300,000	324,138
μ3.52% 10/27/28	250,000	275,461
μ3.67% 7/24/28	200,000	222,947
3.70% 1/12/26	400,000	446,725
3.75% 6/16/24	400,000	441,385
3.88% 10/25/23	350,000	384,426
μ3.88% 1/24/39	250,000	290,773
μ3.98% 3/20/30	750,000	859,705
μ4.04% 6/1/24	250,000	271,440
4.05% 7/30/22	107,000	113,734
4.13% 7/25/28	380,000	429,475
4.30% 11/20/26	400,000	454,007
4.45% 9/29/27	300,000	341,879
4.60% 3/9/26	105,000	119,884
4.65% 7/30/45	250,000	321,681
4.65% 7/23/48	250,000	328,598
4.75% 5/18/46	150,000	191,711
5.30% 5/6/44	167,000	221,770
μ5.32% 3/26/41	900,000	1,222,888
5.50% 9/13/25	200,000	236,968
5.88% 2/22/33	200,000	258,726
5.88% 1/30/42	150,000	218,085
6.00% 10/31/33	100,000	132,048
6.63% 6/15/32	100,000	137,209
6.68% 9/13/43	150,000	231,764
8.13% 7/15/39	350,000	605,963
μCitigroup 17308CC46 2.31% 11/4/22	150,000	153,196
Citizens Bank 2.65% 5/26/22	250,000	258,362
Citizens Financial Group
2.38% 7/28/21	30,000	30,380
4.30% 12/3/25	150,000	167,838
Comerica 3.70% 7/31/23	75,000	80,804
Comerica Bank 4.00% 7/27/25	250,000	270,970
Cooperatieve Rabobank
2.75% 1/10/23	250,000	263,328
3.38% 5/21/25	500,000	557,720
3.75% 7/21/26	250,000	274,810
3.88% 2/8/22	250,000	263,928
3.95% 11/9/22	250,000	264,517
4.63% 12/1/23	350,000	385,959
5.25% 5/24/41	150,000	212,604
5.25% 8/4/45	250,000	342,126
Credit Suisse 1.00% 5/5/23	1,515,000	1,523,323
Credit Suisse Group Funding Guernsey
3.80% 9/15/22	400,000	424,896
3.80% 6/9/23	400,000	430,720
4.55% 4/17/26	350,000	402,451
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse Group Funding Guernsey (continued)
4.88% 5/15/45	400,000	$ 531,451
Deutsche Bank
3.30% 11/16/22	200,000	204,568
3.70% 5/30/24	490,000	510,676
μ3.96% 11/26/25	200,000	209,815
4.10% 1/13/26	200,000	211,523
Discover Bank
3.35% 2/6/23	550,000	580,182
4.20% 8/8/23	250,000	273,034
Fifth Third Bancorp
2.55% 5/5/27	120,000	128,287
3.50% 3/15/22	200,000	209,402
3.65% 1/25/24	100,000	109,079
4.30% 1/16/24	250,000	275,500
8.25% 3/1/38	100,000	162,168
Fifth Third Bank
3.35% 7/26/21	200,000	205,516
3.95% 7/28/25	200,000	228,639
First Horizon National
3.55% 5/26/23	100,000	103,188
4.00% 5/26/25	100,000	104,583
First Republic Bank 4.63% 2/13/47	250,000	300,003
FNB 2.20% 2/24/23	35,000	34,796
Goldman Sachs Group
2.35% 11/15/21	225,000	226,443
μ2.88% 10/31/22	350,000	358,835
μ2.91% 6/5/23	150,000	155,501
μ2.91% 7/24/23	150,000	155,895
3.00% 4/26/22	330,000	336,395
3.20% 2/23/23	470,000	498,864
μ3.27% 9/29/25	1,050,000	1,131,961
3.63% 1/22/23	450,000	481,972
3.63% 2/20/24	210,000	228,344
μ3.69% 6/5/28	135,000	151,202
3.75% 5/22/25	750,000	830,982
μ3.81% 4/23/29	400,000	452,093
3.85% 7/8/24	400,000	441,111
3.85% 1/26/27	300,000	338,404
μ4.02% 10/31/38	350,000	408,900
μ4.22% 5/1/29	500,000	581,666
μ4.41% 4/23/39	500,000	609,745
4.75% 10/21/45	150,000	196,648
5.15% 5/22/45	360,000	475,846
5.25% 7/27/21	400,000	419,987
5.75% 1/24/22	750,000	809,154
5.95% 1/15/27	200,000	248,154
6.25% 2/1/41	255,000	380,765
6.45% 5/1/36	200,000	274,707
6.75% 10/1/37	800,000	1,153,559
HSBC Bank USA 7.00% 1/15/39	100,000	148,315

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings
μ2.10% 6/4/26	290,000	$ 292,879
μ2.63% 11/7/25	510,000	528,851
2.65% 1/5/22	250,000	257,730
μ2.85% 6/4/31	250,000	255,651
μ3.26% 3/13/23	200,000	207,198
3.60% 5/25/23	500,000	536,970
μ3.80% 3/11/25	325,000	351,136
μ3.95% 5/18/24	235,000	252,556
μ3.97% 5/22/30	435,000	482,786
4.00% 3/30/22	500,000	528,518
μ4.04% 3/13/28	200,000	221,010
4.25% 3/14/24	300,000	322,883
μ4.29% 9/12/26	600,000	667,427
4.30% 3/8/26	250,000	282,201
4.38% 11/23/26	375,000	415,305
μ4.58% 6/19/29	235,000	271,448
6.10% 1/14/42	200,000	284,484
6.50% 5/2/36	200,000	269,954
6.50% 9/15/37	200,000	271,124
6.80% 6/1/38	200,000	281,890
Huntington Bancshares
2.30% 1/14/22	100,000	102,579
2.55% 2/4/30	250,000	258,371
2.63% 8/6/24	100,000	105,994
4.00% 5/15/25	150,000	169,915
Industrial & Commercial Bank of China 3.54% 11/8/27	250,000	274,093
ING Groep
3.55% 4/9/24	500,000	544,195
4.05% 4/9/29	370,000	434,177
μJPMorgan Chase & Co 2.01% 3/13/26	110,000	113,844
JPMorgan Chase & Co.
μ1.51% 6/1/24	700,000	711,320
μ2.18% 6/1/28	700,000	724,081
μ2.30% 10/15/25	185,000	193,792
2.70% 5/18/23	250,000	263,504
μ2.74% 10/15/30	460,000	493,414
μ2.78% 4/25/23	113,000	116,993
2.95% 10/1/26	500,000	549,153
μ2.96% 5/13/31	80,000	85,070
μ3.11% 4/22/41	800,000	861,182
μ3.11% 4/22/51	700,000	753,359
3.20% 1/25/23	500,000	531,615
3.20% 6/15/26	450,000	499,480
μ3.21% 4/1/23	235,000	244,680
μ3.22% 3/1/25	270,000	290,577
3.25% 9/23/22	550,000	582,062
3.30% 4/1/26	500,000	558,867
3.38% 5/1/23	200,000	213,968
μ3.51% 1/23/29	310,000	346,210
μ3.54% 5/1/28	150,000	167,384
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ3.56% 4/23/24	265,000	$ 284,133
3.63% 5/13/24	250,000	276,084
3.63% 12/1/27	260,000	287,332
μ3.70% 5/6/30	250,000	287,121
μ3.80% 7/23/24	300,000	325,283
3.90% 7/15/25	500,000	567,045
μ3.96% 1/29/27	500,000	569,524
μ3.96% 11/15/48	200,000	244,338
μ4.01% 4/23/29	350,000	404,417
μ4.02% 12/5/24	200,000	220,379
4.13% 12/15/26	500,000	581,805
μ4.20% 7/23/29	300,000	351,669
4.35% 8/15/21	600,000	626,387
μ4.45% 12/5/29	200,000	239,765
4.95% 6/1/45	500,000	672,964
5.40% 1/6/42	200,000	281,745
5.50% 10/15/40	100,000	143,476
5.60% 7/15/41	500,000	728,683
6.40% 5/15/38	450,000	692,982
8.00% 4/29/27	100,000	138,704
KeyBank
2.30% 9/14/22	250,000	259,517
2.40% 6/9/22	250,000	258,677
2.50% 11/22/21	250,000	257,014
KeyCorp 2.25% 4/6/27	250,000	261,460
Korea Development Bank
2.63% 2/27/22	300,000	309,101
2.75% 3/19/23	200,000	210,248
3.00% 3/19/22	285,000	294,593
3.25% 2/19/24	400,000	432,356
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	161,008
^0.00% 6/29/37	500,000	395,969
1.63% 2/15/23	875,000	905,568
1.75% 9/15/21	350,000	356,216
1.75% 8/22/22	350,000	361,092
1.75% 9/14/29	140,000	151,517
2.00% 11/30/21	500,000	512,283
2.00% 10/4/22	700,000	727,845
2.00% 5/2/25	400,000	429,410
2.13% 1/17/23	1,000,000	1,046,891
2.38% 12/29/22	395,000	415,578
2.63% 1/25/22	400,000	414,693
2.63% 2/28/24	680,000	736,209
2.88% 4/3/28	525,000	610,217
Landwirtschaftliche Rentenbank
0.50% 5/27/25	145,000	145,197
2.50% 11/15/27	300,000	338,057
3.13% 11/14/23	1,000,000	1,093,057
Lloyds Banking Group
μ2.44% 2/5/26	200,000	206,569
μ2.86% 3/17/23	400,000	412,003
μ2.91% 11/7/23	350,000	364,396

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Lloyds Banking Group (continued)
3.00% 1/11/22	200,000	$ 206,804
3.10% 7/6/21	200,000	204,726
μ3.57% 11/7/28	350,000	380,301
3.75% 1/11/27	235,000	260,098
4.05% 8/16/23	200,000	217,413
4.34% 1/9/48	150,000	175,629
4.38% 3/22/28	200,000	232,060
4.45% 5/8/25	200,000	226,806
4.58% 12/10/25	300,000	332,948
4.65% 3/24/26	200,000	222,515
Mitsubishi UFJ Financial Group
2.19% 2/25/25	200,000	206,661
2.53% 9/13/23	200,000	209,910
2.56% 2/25/30	200,000	208,723
2.62% 7/18/22	200,000	207,524
2.67% 7/25/22	200,000	207,711
2.80% 7/18/24	200,000	214,156
3.20% 7/18/29	200,000	218,659
3.22% 3/7/22	100,000	104,232
3.29% 7/25/27	200,000	219,246
3.41% 3/7/24	150,000	161,963
3.46% 3/2/23	200,000	213,481
3.54% 7/26/21	90,000	92,865
3.74% 3/7/29	200,000	227,855
3.75% 7/18/39	200,000	226,928
3.78% 3/2/25	200,000	221,621
3.85% 3/1/26	400,000	454,681
3.96% 3/2/28	350,000	402,511
4.05% 9/11/28	200,000	231,708
4.15% 3/7/39	70,000	83,702
4.29% 7/26/38	70,000	84,492
Mizuho Financial Group
2.60% 9/11/22	200,000	207,940
μ2.84% 7/16/25	200,000	209,668
2.95% 2/28/22	200,000	207,417
μ3.15% 7/16/30	200,000	216,978
3.17% 9/11/27	200,000	215,924
3.55% 3/5/23	200,000	214,166
μ3.92% 9/11/24	200,000	216,359
4.02% 3/5/28	200,000	229,168
μ4.25% 9/11/29	200,000	231,222
Morgan Stanley
2.63% 11/17/21	400,000	410,991
μ2.70% 1/22/31	235,000	249,602
μ2.72% 7/22/25	95,000	100,872
2.75% 5/19/22	415,000	431,468
3.13% 1/23/23	450,000	477,137
3.13% 7/27/26	235,000	259,259
μ3.59% 7/22/28	200,000	224,926
3.63% 1/20/27	350,000	395,098
3.70% 10/23/24	725,000	804,126
μ3.74% 4/24/24	210,000	226,393
3.75% 2/25/23	500,000	539,881
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
μ3.77% 1/24/29	950,000	$ 1,081,366
3.88% 1/27/26	265,000	299,769
3.95% 4/23/27	300,000	337,663
μ3.97% 7/22/38	130,000	154,964
4.00% 7/23/25	200,000	226,758
4.10% 5/22/23	350,000	378,276
4.30% 1/27/45	500,000	629,010
4.35% 9/8/26	300,000	345,944
4.38% 1/22/47	400,000	517,745
μ4.43% 1/23/30	165,000	196,545
4.88% 11/1/22	250,000	271,873
5.00% 11/24/25	175,000	204,402
5.50% 7/28/21	300,000	315,909
μ5.60% 3/24/51	400,000	604,993
6.25% 8/9/26	100,000	127,986
7.25% 4/1/32	100,000	150,670
MUFG Americas Holdings 3.00% 2/10/25	120,000	127,736
MUFG Union Bank 3.15% 4/1/22	250,000	260,368
National Australia Bank
1.88% 7/12/21	250,000	253,778
2.50% 7/12/26	250,000	270,481
2.80% 1/10/22	250,000	258,735
3.00% 1/20/23	500,000	529,721
Northern Trust
1.95% 5/1/30	190,000	195,308
3.65% 8/3/28	100,000	116,514
3.95% 10/30/25	250,000	288,458
Oesterreichische Kontrollbank
1.50% 2/12/25	600,000	626,236
1.63% 9/17/22	80,000	82,298
2.88% 9/7/21	75,000	77,255
2.88% 3/13/23	150,000	160,138
PNC Bank
2.45% 7/28/22	250,000	259,435
2.63% 2/17/22	250,000	258,999
2.70% 11/1/22	250,000	261,546
2.70% 10/22/29	250,000	266,418
3.10% 10/25/27	250,000	280,366
3.25% 6/1/25	250,000	277,216
PNC Financial Services Group
2.20% 11/1/24	200,000	212,139
2.55% 1/22/30	150,000	161,402
3.15% 5/19/27	250,000	279,633
3.30% 3/8/22	300,000	313,134
3.45% 4/23/29	350,000	403,687
3.50% 1/23/24	125,000	136,590
Regions Financial
2.25% 5/18/25	100,000	104,607
2.75% 8/14/22	200,000	208,306
3.80% 8/14/23	100,000	108,748

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada
1.15% 6/10/25	1,030,000	$ 1,031,393
1.95% 1/17/23	125,000	128,905
2.25% 11/1/24	200,000	210,683
2.80% 4/29/22	350,000	364,365
Royal Bank of Scotland Group
μ3.07% 5/22/28	200,000	209,938
μ3.50% 5/15/23	400,000	415,296
μ4.27% 3/22/25	400,000	434,914
μ4.45% 5/8/30	200,000	232,149
μ4.52% 6/25/24	400,000	434,560
4.80% 4/5/26	250,000	289,254
5.13% 5/28/24	355,000	388,327
6.00% 12/19/23	325,000	364,079
6.10% 6/10/23	165,000	182,693
6.13% 12/15/22	370,000	403,900
Santander Holdings USA
3.40% 1/18/23	150,000	156,138
3.45% 6/2/25	100,000	104,228
3.70% 3/28/22	190,000	195,679
4.40% 7/13/27	220,000	238,381
4.50% 7/17/25	250,000	270,344
Santander UK 2.88% 6/18/24	200,000	213,257
Santander UK Group Holdings
2.88% 8/5/21	250,000	255,750
μ3.37% 1/5/24	500,000	524,030
μ3.82% 11/3/28	200,000	220,376
Skandinaviska Enskilda Banken 2.80% 3/11/22	250,000	259,849
Sumitomo Mitsui Banking 3.20% 7/18/22	250,000	260,981
Sumitomo Mitsui Financial Group
1.47% 7/8/25	200,000	199,964
2.13% 7/8/30	300,000	300,635
2.35% 1/15/25	200,000	208,978
2.45% 9/27/24	200,000	209,874
2.70% 7/16/24	200,000	211,874
2.78% 7/12/22	200,000	208,343
2.78% 10/18/22	150,000	156,783
2.85% 1/11/22	250,000	258,328
3.01% 10/19/26	500,000	546,197
3.04% 7/16/29	200,000	215,514
3.10% 1/17/23	250,000	264,393
3.35% 10/18/27	150,000	163,876
3.36% 7/12/27	200,000	220,882
3.45% 1/11/27	250,000	277,503
3.54% 1/17/28	250,000	278,835
3.75% 7/19/23	150,000	162,473
3.78% 3/9/26	200,000	226,175
3.94% 7/19/28	150,000	171,861
SunTrust Bank
2.80% 5/17/22	150,000	156,174
μ3.50% 8/2/22	200,000	206,306
μ3.69% 8/2/24	200,000	216,704
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
SunTrust Bank (continued)
4.05% 11/3/25	75,000	$ 86,377
SVB Financial Group 3.13% 6/5/30	60,000	64,252
Svenska Handelsbanken 1.88% 9/7/21	250,000	254,351
Synovus Financial 3.13% 11/1/22	60,000	60,743
Toronto-Dominion Bank
0.75% 6/12/23	165,000	165,957
1.15% 6/12/25	700,000	708,527
1.80% 7/13/21	150,000	152,177
2.65% 6/12/24	200,000	214,032
3.25% 3/11/24	200,000	217,807
3.50% 7/19/23	150,000	164,007
Truist Bank
2.45% 8/1/22	150,000	155,340
2.63% 1/15/22	250,000	257,862
3.00% 2/2/23	100,000	105,731
3.30% 5/15/26	200,000	220,552
3.63% 9/16/25	250,000	278,532
Truist Financial
1.20% 8/5/25	165,000	166,912
1.95% 6/5/30	165,000	167,461
2.70% 1/27/22	150,000	154,712
US Bancorp
1.45% 5/12/25	100,000	102,956
2.38% 7/22/26	150,000	162,741
2.40% 7/30/24	150,000	159,665
2.95% 7/15/22	200,000	209,627
3.00% 3/15/22	150,000	156,515
3.00% 7/30/29	150,000	162,869
3.10% 4/27/26	65,000	72,114
3.15% 4/27/27	350,000	390,825
3.38% 2/5/24	250,000	273,249
3.60% 9/11/24	250,000	278,847
3.70% 1/30/24	250,000	275,950
3.90% 4/26/28	250,000	297,577
US Bank
1.80% 1/21/22	300,000	306,161
2.05% 1/21/25	300,000	318,051
2.85% 1/23/23	250,000	264,034
Wachovia 5.50% 8/1/35	150,000	195,877
μWells Fargo & Co 1.65% 6/2/24	650,000	660,526
Wells Fargo & Co.
2.10% 7/26/21	400,000	407,124
μ2.16% 2/11/26	415,000	428,317
μ2.39% 6/2/28	805,000	831,587
μ2.41% 10/30/25	440,000	458,039
μ2.57% 2/11/31	415,000	434,128
2.63% 7/22/22	150,000	156,278
μ2.88% 10/30/30	500,000	534,342
3.00% 4/22/26	150,000	163,800

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
3.00% 10/23/26	300,000	$ 327,194
3.30% 9/9/24	250,000	273,297
3.45% 2/13/23	250,000	265,597
3.50% 3/8/22	600,000	628,466
μ3.58% 5/22/28	755,000	837,917
3.75% 1/24/24	300,000	327,794
4.10% 6/3/26	740,000	834,092
4.13% 8/15/23	300,000	326,657
4.15% 1/24/29	300,000	351,985
4.30% 7/22/27	750,000	860,266
4.40% 6/14/46	250,000	302,138
4.65% 11/4/44	225,000	278,694
4.75% 12/7/46	350,000	447,403
5.95% 12/1/86	100,000	120,482
Wells Fargo Bank
μ2.08% 9/9/22	1,000,000	1,016,134
6.60% 1/15/38	450,000	663,670
Westpac Banking
2.00% 8/19/21	200,000	203,515
2.00% 1/13/23	30,000	31,059
2.35% 2/19/25	200,000	212,348
2.50% 6/28/22	150,000	155,888
2.65% 1/16/30	70,000	76,788
2.70% 8/19/26	200,000	218,896
2.85% 5/13/26	150,000	165,109
3.30% 2/26/24	250,000	272,204
3.35% 3/8/27	250,000	283,323
3.40% 1/25/28	100,000	114,010
3.65% 5/15/23	100,000	108,517
μ4.11% 7/24/34	95,000	104,859
μ4.32% 11/23/31	250,000	277,410
4.42% 7/24/39	70,000	82,633
		164,111,171
Beverages–0.77%
Anheuser-Busch InBev Finance 4.00% 1/17/43	100,000	108,988
Anheuser-Busch InBev Worldwide
3.50% 6/1/30	500,000	562,082
3.75% 7/15/42	136,000	146,488
4.00% 4/13/28	270,000	311,550
4.15% 1/23/25	315,000	357,436
4.38% 4/15/38	285,000	327,307
4.44% 10/6/48	395,000	454,865
4.60% 4/15/48	115,000	134,252
4.70% 2/1/36	950,000	1,119,982
4.75% 1/23/29	895,000	1,081,205
4.75% 4/15/58	200,000	241,412
4.90% 1/23/31	160,000	201,564
4.95% 1/15/42	300,000	362,914
5.45% 1/23/39	165,000	208,414
5.55% 1/23/49	1,230,000	1,646,381
5.80% 1/23/59	1,115,000	1,586,031
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide (continued)
8.20% 1/15/39	200,000	$ 317,459
Brown-Forman
3.50% 4/15/25	60,000	67,232
4.00% 4/15/38	85,000	99,514
Coca-Cola
1.45% 6/1/27	60,000	61,621
1.55% 9/1/21	150,000	152,174
1.65% 6/1/30	100,000	101,702
1.75% 9/6/24	150,000	157,399
2.13% 9/6/29	150,000	159,780
2.20% 5/25/22	70,000	72,275
2.25% 9/1/26	200,000	217,311
2.50% 4/1/23	250,000	265,107
2.50% 6/1/40	70,000	72,437
2.55% 6/1/26	100,000	110,513
2.60% 6/1/50	150,000	151,552
2.75% 6/1/60	150,000	151,504
2.88% 10/27/25	100,000	111,169
2.90% 5/25/27	100,000	111,849
3.30% 9/1/21	250,000	258,613
4.20% 3/25/50	400,000	525,093
Coca-Cola Consolidated 3.80% 11/25/25	50,000	54,839
Coca-Cola Femsa 2.75% 1/22/30	600,000	634,543
Constellation Brands
2.70% 5/9/22	30,000	31,113
3.15% 8/1/29	100,000	107,204
3.20% 2/15/23	100,000	106,140
3.50% 5/9/27	30,000	33,191
3.60% 2/15/28	100,000	110,780
3.70% 12/6/26	100,000	111,587
4.10% 2/15/48	100,000	115,368
4.25% 5/1/23	280,000	307,452
4.50% 5/9/47	45,000	53,447
4.65% 11/15/28	125,000	146,991
Diageo Capital
2.13% 10/24/24	200,000	210,326
2.38% 10/24/29	200,000	213,464
3.50% 9/18/23	200,000	217,085
3.88% 5/18/28	200,000	232,853
3.88% 4/29/43	30,000	36,166
5.88% 9/30/36	100,000	143,006
Diageo Investment
2.88% 5/11/22	200,000	209,029
8.00% 9/15/22	100,000	115,974
Fomento Economico Mexicano
2.88% 5/10/23	150,000	155,608
4.38% 5/10/43	200,000	241,530
Keurig Dr Pepper
3.13% 12/15/23	100,000	107,508
3.40% 11/15/25	150,000	167,062
3.43% 6/15/27	70,000	77,180

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Keurig Dr Pepper (continued)
4.42% 12/15/46	50,000	$ 59,539
4.60% 5/25/28	150,000	179,882
4.99% 5/25/38	100,000	127,894
Keurig Dr Pepper, Inc. 3.80% 5/1/50	450,000	513,344
Molson Coors Beverage
2.10% 7/15/21	100,000	101,228
3.00% 7/15/26	110,000	114,209
4.20% 7/15/46	345,000	335,604
5.00% 5/1/42	250,000	265,501
PepsiCo
0.75% 5/1/23	85,000	85,841
1.63% 5/1/30	60,000	61,174
1.70% 10/6/21	150,000	152,409
2.25% 5/2/22	200,000	206,902
2.25% 3/19/25	400,000	427,867
2.38% 10/6/26	80,000	87,407
2.75% 3/1/23	550,000	583,976
2.75% 3/19/30	100,000	111,421
2.85% 2/24/26	90,000	99,429
3.00% 8/25/21	100,000	102,984
3.00% 10/15/27	150,000	168,297
3.60% 3/1/24	479,000	526,841
3.60% 8/13/42	250,000	300,000
3.63% 3/19/50	600,000	729,651
4.00% 3/5/42	100,000	124,448
4.00% 5/2/47	105,000	132,068
4.45% 4/14/46	120,000	159,986
		21,712,523
Biotechnology–0.27%
Amgen
1.90% 2/21/25	135,000	140,842
2.20% 2/21/27	175,000	184,532
2.25% 8/19/23	200,000	209,693
2.30% 2/25/31	100,000	104,622
2.45% 2/21/30	200,000	211,417
2.60% 8/19/26	200,000	217,839
2.65% 5/11/22	200,000	207,471
2.70% 5/1/22	100,000	103,434
3.13% 5/1/25	200,000	219,555
3.15% 2/21/40	300,000	318,886
3.38% 2/21/50	300,000	328,474
3.63% 5/15/22	100,000	104,638
3.63% 5/22/24	150,000	164,494
3.88% 11/15/21	165,714	171,921
5.15% 11/15/41	250,000	331,866
5.65% 6/15/42	200,000	286,137
5.75% 3/15/40	200,000	274,626
6.38% 6/1/37	100,000	146,136
6.40% 2/1/39	50,000	72,816
Baxalta
4.00% 6/23/25	45,000	50,942
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Baxalta (continued)
5.25% 6/23/45	14,000	$ 18,989
Biogen
2.25% 5/1/30	75,000	75,686
3.15% 5/1/50	120,000	115,533
3.63% 9/15/22	145,000	154,062
4.05% 9/15/25	145,000	166,124
5.20% 9/15/45	255,000	334,720
Gilead Sciences
1.95% 3/1/22	85,000	87,071
2.95% 3/1/27	300,000	334,740
3.25% 9/1/22	125,000	132,040
3.50% 2/1/25	270,000	300,581
3.65% 3/1/26	300,000	343,333
4.15% 3/1/47	380,000	483,827
4.40% 12/1/21	200,000	209,226
4.50% 2/1/45	80,000	104,111
4.60% 9/1/35	200,000	260,972
4.80% 4/1/44	200,000	267,363
5.65% 12/1/41	250,000	361,933
		7,600,652
Building Materials–0.10%
Carrier Global
1.92% 2/15/23	40,000	40,810
2.49% 2/15/27	85,000	86,574
2.72% 2/15/30	120,000	120,281
3.38% 4/5/40	85,000	82,665
3.58% 4/5/50	420,000	409,790
Fortune Brands Home & Security
3.25% 9/15/29	150,000	159,887
4.00% 6/15/25	50,000	55,518
Johnson Controls International
φ3.63% 7/2/24	100,000	106,829
3.90% 2/14/26	28,000	31,148
4.50% 2/15/47	145,000	165,179
φ4.95% 7/2/64	68,000	80,673
5.13% 9/14/45	7,000	8,430
Lennox International 3.00% 11/15/23	25,000	25,789
Martin Marietta Materials
3.45% 6/1/27	43,000	46,268
3.50% 12/15/27	100,000	110,098
4.25% 7/2/24	55,000	59,931
4.25% 12/15/47	100,000	109,840
Masco
3.50% 11/15/27	60,000	63,662
4.38% 4/1/26	160,000	182,648
4.50% 5/15/47	100,000	104,886
Owens Corning
3.88% 6/1/30	150,000	160,124
3.95% 8/15/29	70,000	76,285
4.30% 7/15/47	100,000	101,561
7.00% 12/1/36	50,000	63,952

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Vulcan Materials
3.90% 4/1/27	45,000	$ 49,217
4.70% 3/1/48	250,000	288,109
		2,790,154
Chemicals–0.38%
Air Products and Chemicals 3.35% 7/31/24	250,000	273,164
Albemarle 5.45% 12/1/44	100,000	105,059
Cabot 4.00% 7/1/29	100,000	103,309
Celanese US Holdings 4.63% 11/15/22	90,000	95,524
Dow Chemical
3.15% 5/15/24	85,000	90,770
3.63% 5/15/26	150,000	165,155
4.38% 11/15/42	400,000	443,612
4.80% 5/15/49	95,000	113,077
5.25% 11/15/41	100,000	119,895
7.38% 11/1/29	125,000	176,101
9.40% 5/15/39	100,000	165,869
DowDuPont
4.21% 11/15/23	300,000	329,234
4.49% 11/15/25	250,000	287,801
4.73% 11/15/28	350,000	420,822
5.32% 11/15/38	135,000	170,378
5.42% 11/15/48	225,000	298,392
DuPont de Nemours 2.17% 5/1/23	145,000	147,719
Eastman Chemical
3.60% 8/15/22	225,000	234,895
3.80% 3/15/25	100,000	108,569
4.65% 10/15/44	70,000	80,484
4.80% 9/1/42	250,000	290,882
Ecolab
2.38% 8/10/22	150,000	155,918
2.70% 11/1/26	45,000	49,953
3.25% 1/14/23	100,000	106,191
4.35% 12/8/21	164,000	173,382
EI du Pont de Nemours and 2.30% 7/15/30	335,000	348,463
EI du Pont de Nemours and Co 1.70% 7/15/25	155,000	160,031
FMC
3.95% 2/1/22	100,000	103,722
4.10% 2/1/24	100,000	107,945
Huntsman International 4.50% 5/1/29	90,000	94,754
International Flavors & Fragrances
3.20% 5/1/23	50,000	51,967
4.38% 6/1/47	55,000	58,896
LYB International Finance
3.50% 3/2/27	159,000	173,428
4.00% 7/15/23	200,000	216,808
4.20% 10/15/49	125,000	135,049
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
LyondellBasell Industries 6.00% 11/15/21	350,000	$ 369,509
Mosaic
3.25% 11/15/22	100,000	102,360
4.05% 11/15/27	150,000	159,269
4.25% 11/15/23	125,000	131,037
5.45% 11/15/33	104,000	110,357
5.63% 11/15/43	200,000	214,017
NewMarket 4.10% 12/15/22	50,000	53,160
Nutrien
1.90% 5/13/23	35,000	36,118
2.95% 5/13/30	100,000	105,965
3.00% 4/1/25	300,000	321,433
3.15% 10/1/22	100,000	103,651
3.95% 5/13/50	100,000	110,330
4.13% 3/15/35	100,000	112,227
6.13% 1/15/41	245,000	314,765
PPG Industries
2.40% 8/15/24	100,000	105,972
2.55% 6/15/30	50,000	51,684
2.80% 8/15/29	100,000	106,666
Praxair
2.20% 8/15/22	100,000	103,437
2.70% 2/21/23	100,000	104,413
Rohm and Haas 7.85% 7/15/29	150,000	212,176
RPM International
3.75% 3/15/27	100,000	105,664
5.25% 6/1/45	100,000	112,484
Sherwin-Williams
2.30% 5/15/30	60,000	61,175
2.95% 8/15/29	100,000	107,480
3.13% 6/1/24	100,000	107,445
3.30% 5/15/50	100,000	101,264
3.45% 6/1/27	145,000	162,166
3.80% 8/15/49	100,000	108,985
3.95% 1/15/26	250,000	281,979
4.50% 6/1/47	88,000	107,079
Syngenta Finance 3.13% 3/28/22	100,000	101,356
Westlake Chemical
3.60% 8/15/26	150,000	158,703
5.00% 8/15/46	100,000	106,110
		10,707,654
Commercial Services–0.25%
Automatic Data Processing 3.38% 9/15/25	125,000	140,313
Boston University 4.06% 10/1/48	25,000	31,505
California Institute of Technology
3.65% 9/1/19	45,000	49,671
4.32% 8/1/45	60,000	77,128

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Cintas No. 2
2.90% 4/1/22	100,000	$ 103,934
3.70% 4/1/27	100,000	113,554
Emory University
2.14% 9/1/30	35,000	36,424
2.97% 9/1/50	35,000	37,557
Equifax
2.60% 12/1/24	50,000	52,879
3.95% 6/15/23	40,000	43,237
Ford Foundation
2.42% 6/1/50	200,000	203,580
2.82% 6/1/70	30,000	31,092
George Washington University
4.13% 9/15/48	200,000	244,248
4.30% 9/15/44	100,000	119,442
Georgetown University
4.32% 4/1/49	50,000	62,734
5.22% 10/1/18	50,000	68,718
Global Payments
2.90% 5/15/30	115,000	120,274
4.00% 6/1/23	100,000	108,388
IHS Markit
3.63% 5/1/24	35,000	37,530
4.13% 8/1/23	100,000	109,310
4.25% 5/1/29	75,000	85,808
4.75% 8/1/28	100,000	117,343
Johns Hopkins University 2.81% 1/1/60	35,000	36,807
Leland Stanford Junior University 3.65% 5/1/48	70,000	89,093
Massachusetts Institute of Technology
3.89% 7/1/16	55,000	68,409
5.60% 7/1/11	200,000	351,311
Moody's
2.63% 1/15/23	100,000	104,693
2.75% 12/15/21	125,000	128,639
3.25% 1/15/28	65,000	72,121
3.25% 5/20/50	100,000	107,197
4.25% 2/1/29	100,000	118,752
4.88% 12/17/48	100,000	132,382
Northwestern University 3.66% 12/1/57	75,000	92,768
PayPal Holdings
1.35% 6/1/23	55,000	56,144
1.65% 6/1/25	100,000	103,509
2.20% 9/26/22	60,000	62,103
2.30% 6/1/30	80,000	83,136
2.40% 10/1/24	105,000	111,444
2.65% 10/1/26	65,000	70,638
2.85% 10/1/29	95,000	103,956
3.25% 6/1/50	500,000	544,450
President and Fellows of Harvard College 3.30% 7/15/56	100,000	121,432
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
President and Fellows of Harvardllege 3.15% 7/15/46	100,000	$ 116,177
RELX Capital
3.00% 5/22/30	100,000	108,286
3.50% 3/16/23	145,000	154,625
4.00% 3/18/29	200,000	232,220
S&P Global
2.50% 12/1/29	55,000	59,924
2.95% 1/22/27	150,000	164,872
3.25% 12/1/49	65,000	71,428
Stanford University 2.41% 6/1/50	60,000	61,085
Total System Services
3.75% 6/1/23	125,000	134,795
4.45% 6/1/28	100,000	115,967
4.80% 4/1/26	100,000	117,254
Trustees of Princeton University
2.52% 7/1/50	40,000	41,447
5.70% 3/1/39	50,000	77,958
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	116,052
University of Chicago 4.00% 10/1/53	60,000	76,110
University of Notre Dame du Lac 3.39% 2/15/48	100,000	118,113
University of Southern California
3.03% 10/1/39	200,000	217,789
3.84% 10/1/47	55,000	69,527
Verisk Analytics
3.63% 5/15/50	20,000	22,656
4.00% 6/15/25	100,000	113,170
4.13% 9/12/22	100,000	106,981
4.13% 3/15/29	120,000	140,178
William Marsh Rice University 3.57% 5/15/45	100,000	121,290
		7,111,557
Computers–0.71%
Apple
0.75% 5/11/23	155,000	156,633
1.13% 5/11/25	135,000	137,412
1.55% 8/4/21	250,000	253,759
1.65% 5/11/30	120,000	123,902
1.70% 9/11/22	120,000	123,629
1.80% 9/11/24	200,000	209,440
2.05% 9/11/26	200,000	213,690
2.10% 9/12/22	150,000	155,522
2.15% 2/9/22	250,000	257,226
2.20% 9/11/29	250,000	268,430
2.30% 5/11/22	150,000	155,353
2.40% 1/13/23	150,000	157,466
2.45% 8/4/26	250,000	271,624
2.50% 2/9/22	150,000	155,078
2.50% 2/9/25	250,000	270,031

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple (continued)
2.65% 5/11/50	1,000,000	$ 1,030,927
2.70% 5/13/22	100,000	104,518
2.75% 1/13/25	100,000	108,546
2.85% 2/23/23	450,000	477,871
2.90% 9/12/27	400,000	448,345
2.95% 9/11/49	135,000	148,071
3.00% 11/13/27	200,000	224,730
3.20% 5/13/25	150,000	167,508
3.20% 5/11/27	154,000	174,551
3.25% 2/23/26	415,000	465,979
3.35% 2/9/27	200,000	226,805
3.45% 5/6/24	350,000	386,731
3.45% 2/9/45	125,000	145,825
3.75% 9/12/47	225,000	269,768
3.75% 11/13/47	150,000	182,626
3.85% 5/4/43	350,000	434,091
3.85% 8/4/46	135,000	168,172
4.25% 2/9/47	25,000	32,917
4.38% 5/13/45	100,000	132,448
4.45% 5/6/44	600,000	799,259
4.50% 2/23/36	250,000	329,701
4.65% 2/23/46	530,000	725,691
Dell International
4.00% 7/15/24	100,000	107,795
4.90% 10/1/26	300,000	330,317
5.30% 10/1/29	300,000	332,113
5.45% 6/15/23	505,000	552,375
6.02% 6/15/26	250,000	286,619
8.10% 7/15/36	135,000	175,864
8.35% 7/15/46	130,000	168,851
DXC Technology 4.75% 4/15/27	300,000	328,878
Genpact Luxembourg Sarl
3.38% 12/1/24	100,000	103,194
3.70% 4/1/22	50,000	51,341
Hewlett Packard Enterprise
4.90% 10/15/25	450,000	520,473
6.20% 10/15/35	250,000	311,158
6.35% 10/15/45	250,000	306,500
HP
2.20% 6/17/25	150,000	155,013
3.00% 6/17/27	150,000	157,226
3.40% 6/17/30	150,000	154,205
6.00% 9/15/41	305,000	361,922
IBM Credit
2.20% 9/8/22	100,000	103,601
3.00% 2/6/23	150,000	159,548
International Business Machines
1.70% 5/15/27	205,000	209,328
1.88% 8/1/22	600,000	617,394
1.95% 5/15/30	110,000	112,485
2.50% 1/27/22	150,000	154,860
2.85% 5/13/22	350,000	366,082
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
International Business Machines (continued)
2.85% 5/15/40	165,000	$ 170,666
2.88% 11/9/22	150,000	158,433
2.95% 5/15/50	155,000	159,041
3.00% 5/15/24	500,000	541,451
3.30% 5/15/26	250,000	281,316
3.30% 1/27/27	100,000	111,783
3.45% 2/19/26	150,000	168,976
4.00% 6/20/42	200,000	241,621
4.15% 5/15/39	200,000	242,737
4.25% 5/15/49	350,000	438,128
5.60% 11/30/39	210,000	298,131
5.88% 11/29/32	120,000	170,092
NetApp
2.38% 6/22/27	50,000	50,584
2.70% 6/22/30	50,000	50,073
NetApp, Inc. 1.88% 6/22/25	35,000	35,455
Seagate HDD Cayman
4.09% 6/1/29	300,000	313,758
4.13% 1/15/31	130,000	136,197
4.88% 3/1/24	100,000	107,185
		19,897,044
Cosmetics & Personal Care–0.15%
Colgate-Palmolive
2.25% 11/15/22	60,000	62,743
2.30% 5/3/22	100,000	103,501
3.70% 8/1/47	55,000	70,603
4.00% 8/15/45	100,000	132,293
Estee Laude
3.15% 3/15/27	100,000	111,640
4.15% 3/15/47	65,000	82,074
4.38% 6/15/45	250,000	323,040
Procter & Gamble
1.70% 11/3/21	150,000	152,655
2.15% 8/11/22	150,000	155,724
2.30% 2/6/22	250,000	258,100
2.45% 11/3/26	150,000	164,538
2.70% 2/2/26	100,000	111,801
2.85% 8/11/27	150,000	168,862
3.10% 8/15/23	200,000	218,439
3.55% 3/25/40	600,000	723,602
Unilever Capital
1.38% 7/28/21	120,000	121,344
2.00% 7/28/26	100,000	106,363
2.20% 5/5/22	150,000	154,448
2.60% 5/5/24	100,000	107,089
2.90% 5/5/27	150,000	166,527
3.13% 3/22/23	150,000	160,427
3.25% 3/7/24	120,000	130,606
3.38% 3/22/25	100,000	112,385
3.50% 3/22/28	100,000	115,408

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Unilever Capital (continued)
5.90% 11/15/32	133,000	$ 192,227
		4,206,439
Distribution/Wholesale–0.01%
WW Grainger
3.75% 5/15/46	150,000	163,942
4.20% 5/15/47	100,000	113,375
4.60% 6/15/45	55,000	69,038
		346,355
Diversified Financial Services–0.91%
AerCap Ireland Capital
3.50% 5/26/22	150,000	148,413
3.50% 1/15/25	150,000	140,788
3.65% 7/21/27	150,000	132,705
3.95% 2/1/22	600,000	600,201
4.88% 1/16/24	150,000	149,010
6.50% 7/15/25	150,000	157,145
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.50% 9/15/23	150,000	150,018
Affiliated Managers Group 4.25% 2/15/24	100,000	108,530
Air Lease
2.63% 7/1/22	200,000	197,874
3.25% 3/1/25	100,000	99,925
3.38% 7/1/25	95,000	94,975
3.75% 6/1/26	100,000	100,914
3.88% 7/3/23	250,000	253,229
4.25% 9/15/24	300,000	305,032
Aircastle
4.13% 5/1/24	90,000	85,063
4.25% 6/15/26	65,000	59,654
5.00% 4/1/23	90,000	87,689
5.50% 2/15/22	90,000	90,842
Ally Financial
3.05% 6/5/23	635,000	643,784
8.00% 11/1/31	600,000	774,018
American Express
2.50% 8/1/22	250,000	259,411
2.50% 7/30/24	165,000	174,720
2.65% 12/2/22	115,000	120,456
3.00% 10/30/24	300,000	324,760
3.40% 2/27/23	200,000	214,044
3.40% 2/22/24	500,000	544,184
3.70% 8/3/23	150,000	163,236
4.05% 12/3/42	135,000	163,258
American Express Credit
2.70% 3/3/22	100,000	103,540
3.30% 5/3/27	230,000	261,285
Ameriprise Financial 2.88% 9/15/26	100,000	108,308
BGC Partners 5.38% 7/24/23	100,000	104,043
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
BlackRock
1.90% 1/28/31	50,000	$ 51,083
2.40% 4/30/30	90,000	97,113
3.20% 3/15/27	167,000	188,224
3.25% 4/30/29	150,000	172,459
3.38% 6/1/22	150,000	158,572
BOC Aviation 3.00% 5/23/22	500,000	507,865
Brookfield Finance
3.45% 4/15/50	150,000	143,780
3.90% 1/25/28	100,000	109,751
4.00% 4/1/24	100,000	108,434
4.70% 9/20/47	150,000	172,800
Capital One Financial
3.20% 2/5/25	150,000	160,512
3.50% 6/15/23	300,000	321,290
3.65% 5/11/27	500,000	546,661
3.75% 3/9/27	250,000	276,039
3.80% 1/31/28	400,000	444,732
3.90% 1/29/24	200,000	217,497
4.20% 10/29/25	200,000	221,937
4.25% 4/30/25	150,000	168,550
4.75% 7/15/21	100,000	104,273
Cboe Global Markets 3.65% 1/12/27	100,000	112,353
Charles Schwab
3.00% 3/10/25	100,000	109,278
3.20% 3/2/27	100,000	111,616
3.25% 5/22/29	200,000	225,087
3.45% 2/13/26	70,000	78,759
3.85% 5/21/25	200,000	227,629
CME Group
3.00% 9/15/22	300,000	316,524
3.75% 6/15/28	100,000	120,122
4.15% 6/15/48	75,000	100,859
5.30% 9/15/43	100,000	146,459
Discover Financial Services
3.75% 3/4/25	100,000	107,638
3.95% 11/6/24	100,000	109,376
4.10% 2/9/27	115,000	125,674
4.50% 1/30/26	150,000	168,084
5.20% 4/27/22	100,000	106,748
Eaton Vance 3.50% 4/6/27	100,000	109,673
Franklin Resources 2.85% 3/30/25	100,000	108,183
GE Capital Funding
3.45% 5/15/25	250,000	261,923
4.05% 5/15/27	250,000	263,881
4.40% 5/15/30	450,000	467,904
4.55% 5/15/32	250,000	258,051
GE Capital International Funding Unlimited 4.42% 11/15/35	854,000	867,020
Intercontinental Exchange
2.10% 6/15/30	155,000	158,020

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Intercontinental Exchange (continued)
3.00% 6/15/50	115,000	$ 118,620
3.10% 9/15/27	250,000	276,572
3.45% 9/21/23	60,000	64,897
3.75% 12/1/25	85,000	97,039
3.75% 9/21/28	105,000	122,510
4.00% 10/15/23	200,000	221,096
4.25% 9/21/48	150,000	190,014
Invesco Finance
3.75% 1/15/26	100,000	109,496
4.00% 1/30/24	500,000	544,046
Janus Capital Group 4.88% 8/1/25	150,000	165,646
Jefferies Financial Group 5.50% 10/18/23	200,000	216,643
Jefferies Group
4.85% 1/15/27	310,000	341,367
5.13% 1/20/23	150,000	162,783
6.25% 1/15/36	100,000	114,540
Lazard Group
3.63% 3/1/27	100,000	104,967
3.75% 2/13/25	100,000	106,177
Legg Mason
4.75% 3/15/26	150,000	169,708
5.63% 1/15/44	100,000	123,068
Mastercard
2.00% 11/21/21	100,000	102,181
2.00% 3/3/25	200,000	212,254
2.95% 11/21/26	150,000	168,624
2.95% 6/1/29	150,000	168,603
3.30% 3/26/27	600,000	679,440
3.65% 6/1/49	150,000	180,604
3.80% 11/21/46	100,000	120,384
Nasdaq 3.85% 6/30/26	45,000	50,442
Nomura Holdings 3.10% 1/16/30	250,000	260,755
ORIX
2.90% 7/18/22	90,000	93,107
3.25% 12/4/24	100,000	107,871
3.70% 7/18/27	100,000	111,200
Private Export Funding
2.45% 7/15/24	250,000	268,462
4.30% 12/15/21	100,000	105,520
Raymond James Financial 4.95% 7/15/46	50,000	60,462
Stifel Financial 4.00% 5/15/30	500,000	529,478
Synchrony Financial
2.85% 7/25/22	60,000	61,027
3.70% 8/4/26	200,000	207,009
4.25% 8/15/24	150,000	157,753
4.38% 3/19/24	35,000	36,663
4.50% 7/23/25	100,000	106,250
5.15% 3/19/29	50,000	56,361
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Visa
1.90% 4/15/27	500,000	$ 522,575
2.15% 9/15/22	45,000	46,766
2.70% 4/15/40	300,000	321,389
2.75% 9/15/27	75,000	82,679
2.80% 12/14/22	300,000	316,694
3.15% 12/14/25	350,000	390,473
4.15% 12/14/35	115,000	147,057
4.30% 12/14/45	530,000	699,546
Western Union
2.85% 1/10/25	50,000	52,067
4.25% 6/9/23	150,000	161,572
		25,587,944
Electric–1.97%
Aep Texas 2.10% 7/1/30	100,000	99,736
AEP Texas
3.45% 1/15/50	50,000	53,864
4.15% 5/1/49	100,000	118,136
AEP Transmission 3.75% 12/1/47	100,000	114,685
Alabama Power
2.45% 3/30/22	100,000	103,162
3.70% 12/1/47	100,000	114,021
3.75% 3/1/45	150,000	170,096
4.30% 1/2/46	150,000	183,154
4.30% 7/15/48	65,000	80,046
6.13% 5/15/38	100,000	143,877
Ameren 3.65% 2/15/26	50,000	55,908
Ameren Illinois
3.70% 12/1/47	100,000	115,539
3.80% 5/15/28	100,000	115,377
American Electric Power
2.30% 3/1/30	50,000	50,442
2.95% 12/15/22	125,000	131,357
3.20% 11/13/27	100,000	109,846
3.25% 3/1/50	65,000	66,595
Appalachian Power 3.70% 5/1/50	100,000	109,636
Arizona Public Service
2.95% 9/15/27	50,000	54,225
3.15% 5/15/25	100,000	109,776
3.35% 5/15/50	70,000	74,742
3.50% 12/1/49	100,000	108,231
4.25% 3/1/49	100,000	117,257
4.35% 11/15/45	100,000	121,078
4.50% 4/1/42	100,000	122,049
5.05% 9/1/41	100,000	126,308
Avangrid
3.15% 12/1/24	150,000	161,939
3.80% 6/1/29	100,000	116,118
Avista 4.35% 6/1/48	100,000	123,161
Baltimore Gas and Electric
2.90% 6/15/50	55,000	56,096

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Baltimore Gas and Electric (continued)
3.35% 7/1/23	100,000	$ 106,836
3.50% 8/15/46	200,000	224,027
3.75% 8/15/47	100,000	115,949
6.35% 10/1/36	100,000	141,992
Berkshire Hathaway Energy
2.80% 1/15/23	125,000	131,896
3.25% 4/15/28	125,000	141,339
3.75% 11/15/23	200,000	219,790
3.80% 7/15/48	70,000	81,360
5.15% 11/15/43	200,000	273,208
5.95% 5/15/37	125,000	176,260
6.13% 4/1/36	247,000	356,086
Black Hills
3.05% 10/15/29	100,000	105,779
3.15% 1/15/27	100,000	105,076
3.88% 10/15/49	100,000	106,785
3.95% 1/15/26	50,000	54,962
4.20% 9/15/46	100,000	107,990
4.25% 11/30/23	100,000	108,886
CenterPoint Energy
2.50% 9/1/24	100,000	105,647
2.95% 3/1/30	100,000	106,202
3.60% 11/1/21	30,000	31,150
3.70% 9/1/49	100,000	108,272
3.85% 2/1/24	75,000	82,000
4.25% 11/1/28	75,000	87,188
CenterPoint Energy Houston Electric
2.25% 8/1/22	250,000	257,166
2.40% 9/1/26	100,000	107,324
3.00% 2/1/27	100,000	107,812
4.25% 2/1/49	50,000	63,453
Cleco Corporate Holdings
3.74% 5/1/26	100,000	105,931
4.97% 5/1/46	70,000	73,865
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	129,296
CMS Energy
3.00% 5/15/26	40,000	43,385
4.88% 3/1/44	100,000	129,705
Commonwealth Edison
2.20% 3/1/30	100,000	105,270
2.55% 6/15/26	100,000	109,000
3.20% 11/15/49	145,000	157,103
3.40% 9/1/21	100,000	102,641
3.65% 6/15/46	100,000	117,111
3.70% 8/15/28	45,000	52,117
4.00% 3/1/48	250,000	308,489
6.45% 1/15/38	100,000	149,927
Connecticut Light and Power
4.00% 4/1/48	250,000	304,803
4.15% 6/1/45	75,000	93,055
4.30% 4/15/44	130,000	166,371
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Consolidated Edison Co. of New York
3.70% 11/15/59	85,000	$ 94,783
3.80% 5/15/28	100,000	116,671
3.95% 3/1/43	150,000	173,338
4.00% 12/1/28	100,000	118,363
4.30% 12/1/56	100,000	118,931
4.45% 3/15/44	200,000	242,855
4.50% 12/1/45	100,000	123,119
4.63% 12/1/54	200,000	253,832
4.65% 12/1/48	100,000	128,319
5.50% 12/1/39	250,000	333,029
5.85% 3/15/36	100,000	135,233
6.30% 8/15/37	20,000	28,661
6.75% 4/1/38	25,000	37,153
Consumers Energy
2.50% 5/1/60	85,000	81,029
2.85% 5/15/22	100,000	104,119
3.25% 8/15/46	100,000	111,553
3.38% 8/15/23	200,000	215,231
3.95% 5/15/43	150,000	182,706
Dayton Power & Light 3.95% 6/15/49	95,000	101,194
Delmarva Power & Light
3.50% 11/15/23	150,000	163,285
4.15% 5/15/45	50,000	60,579
Dominion Energy
2.00% 8/15/21	40,000	40,582
φ2.72% 8/15/21	35,000	35,770
2.75% 1/15/22	150,000	153,639
2.75% 9/15/22	250,000	259,039
2.85% 8/15/26	60,000	64,381
φ3.07% 8/15/24	35,000	37,598
4.25% 6/1/28	250,000	287,642
4.60% 3/15/49	150,000	188,850
4.90% 8/1/41	60,000	74,781
5.95% 6/15/35	25,000	32,919
DTE Electric
2.25% 3/1/30	150,000	157,868
3.65% 3/15/24	100,000	109,366
3.70% 6/1/46	50,000	57,959
3.75% 8/15/47	100,000	118,199
3.95% 3/1/49	70,000	85,134
4.05% 5/15/48	100,000	123,148
DTE Energy
2.53% 10/1/24	75,000	78,479
2.85% 10/1/26	200,000	212,402
3.30% 6/15/22	200,000	208,518
3.40% 6/15/29	105,000	113,402
3.50% 6/1/24	100,000	107,823
Duke Energy
1.80% 9/1/21	150,000	151,961
2.45% 6/1/30	320,000	337,156
2.65% 9/1/26	165,000	178,889
3.15% 8/15/27	250,000	276,794

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy (continued)
3.40% 6/15/29	65,000	$ 73,061
3.95% 8/15/47	200,000	233,492
4.20% 6/15/49	65,000	79,265
4.80% 12/15/45	100,000	129,789
Duke Energy Carolinas
3.05% 3/15/23	150,000	159,580
3.95% 3/15/48	150,000	185,515
4.00% 9/30/42	150,000	180,480
5.30% 2/15/40	100,000	138,477
6.10% 6/1/37	170,000	242,536
Duke Energy Florida
1.75% 6/15/30	35,000	35,361
3.20% 1/15/27	150,000	167,648
3.85% 11/15/42	100,000	116,554
6.40% 6/15/38	300,000	457,219
Duke Energy Florida Project Finance 2.54% 9/1/31	100,000	107,142
Duke Energy Indiana
2.75% 4/1/50	125,000	125,751
3.25% 10/1/49	50,000	55,402
3.75% 5/15/46	150,000	174,103
6.12% 10/15/35	100,000	138,313
6.45% 4/1/39	130,000	192,817
Duke Energy Ohio
3.65% 2/1/29	100,000	115,621
3.70% 6/15/46	68,000	79,053
3.80% 9/1/23	500,000	542,047
4.30% 2/1/49	45,000	57,078
Duke Energy Progress
3.38% 9/1/23	50,000	53,817
3.45% 3/15/29	70,000	80,395
3.70% 9/1/28	100,000	116,213
4.10% 3/15/43	100,000	120,404
6.30% 4/1/38	250,000	374,233
Edison International
2.95% 3/15/23	250,000	255,805
3.13% 11/15/22	35,000	36,047
3.55% 11/15/24	80,000	84,471
El Paso Electric 5.00% 12/1/44	150,000	177,337
Emera US Finance
3.55% 6/15/26	100,000	112,218
4.75% 6/15/46	105,000	124,451
Enel Americas 4.00% 10/25/26	35,000	37,100
Enel Chile 4.88% 6/12/28	150,000	167,250
Enel Generacion Chile 4.25% 4/15/24	100,000	106,836
Entergy
2.80% 6/15/30	250,000	263,288
2.95% 9/1/26	90,000	99,313
3.75% 6/15/50	250,000	277,316
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy Arkansas
3.50% 4/1/26	60,000	$ 67,524
3.70% 6/1/24	200,000	220,405
4.20% 4/1/49	100,000	126,321
Entergy Louisiana
2.40% 10/1/26	100,000	107,166
2.90% 3/15/51	25,000	25,621
3.25% 4/1/28	150,000	165,034
4.00% 3/15/33	95,000	116,662
4.05% 9/1/23	150,000	164,051
4.20% 4/1/50	100,000	126,849
4.95% 1/15/45	110,000	119,841
Entergy Mississippi
2.85% 6/1/28	50,000	54,061
3.85% 6/1/49	25,000	29,850
Entergy Texas 3.55% 9/30/49	50,000	55,041
Evergy Metro
2.25% 6/1/30	150,000	157,121
3.65% 8/15/25	250,000	281,728
4.20% 6/15/47	100,000	121,345
Eversource Energy
2.75% 3/15/22	100,000	103,612
2.90% 10/1/24	100,000	107,257
3.15% 1/15/25	100,000	108,582
3.30% 1/15/28	100,000	109,933
3.80% 12/1/23	45,000	49,251
4.25% 4/1/29	75,000	89,117
Exelon
3.40% 4/15/26	100,000	111,361
3.50% 6/1/22	200,000	208,779
4.45% 4/15/46	100,000	121,538
4.95% 6/15/35	105,000	129,399
5.10% 6/15/45	105,000	136,118
Exelon Generation
3.25% 6/1/25	60,000	64,678
4.25% 6/15/22	250,000	264,857
5.60% 6/15/42	292,000	327,790
6.25% 10/1/39	100,000	118,718
FirstEnergy
1.60% 1/15/26	10,000	10,088
2.05% 3/1/25	30,000	30,948
2.25% 9/1/30	15,000	15,030
2.65% 3/1/30	55,000	57,394
2.85% 7/15/22	60,000	62,226
3.40% 3/1/50	50,000	53,309
3.90% 7/15/27	125,000	141,385
4.25% 3/15/23	130,000	140,565
4.85% 7/15/47	55,000	69,672
7.38% 11/15/31	230,000	335,825
Florida Power & Light
3.13% 12/1/25	250,000	278,205
3.15% 10/1/49	110,000	125,024
3.70% 12/1/47	100,000	120,008
3.80% 12/15/42	100,000	120,352

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Florida Power & Light (continued)
4.05% 6/1/42	150,000	$ 185,236
4.13% 6/1/48	100,000	129,908
5.69% 3/1/40	50,000	74,141
5.95% 2/1/38	200,000	303,937
5.96% 4/1/39	100,000	147,858
Fortis 3.06% 10/4/26	200,000	215,797
Georgia Power
2.65% 9/15/29	105,000	109,886
3.25% 4/1/26	50,000	54,329
3.70% 1/30/50	40,000	44,188
4.30% 3/15/42	200,000	232,341
4.30% 3/15/43	100,000	118,812
4.75% 9/1/40	100,000	122,526
Hydro-Quebec
8.05% 7/7/24	250,000	319,769
8.50% 12/1/29	115,000	185,435
Iberdrola International 6.75% 7/15/36	100,000	139,400
Indiana Michigan Power
3.75% 7/1/47	100,000	113,115
3.85% 5/15/28	150,000	171,088
4.25% 8/15/48	50,000	61,694
Interstate Power and Light
2.30% 6/1/30	25,000	25,526
3.50% 9/30/49	50,000	54,508
3.60% 4/1/29	200,000	224,843
6.25% 7/15/39	130,000	184,803
ITC Holdings
2.70% 11/15/22	100,000	104,254
3.25% 6/30/26	90,000	98,580
3.35% 11/15/27	100,000	110,618
3.65% 6/15/24	75,000	81,619
Kentucky Utilities
3.30% 6/1/50	105,000	112,403
5.13% 11/1/40	100,000	131,671
MidAmerican Energy
3.10% 5/1/27	100,000	112,312
3.50% 10/15/24	100,000	111,014
3.65% 4/15/29	50,000	59,661
3.95% 8/1/47	100,000	122,117
4.25% 7/15/49	50,000	64,887
4.40% 10/15/44	100,000	126,669
5.75% 11/1/35	25,000	35,714
Mississippi Power 3.95% 3/30/28	100,000	113,560
National Rural Utilities Cooperative Finance
1.75% 1/21/22	95,000	97,054
2.30% 9/15/22	70,000	72,645
2.40% 4/25/22	50,000	51,617
2.40% 3/15/30	195,000	207,997
2.70% 2/15/23	50,000	52,298
2.95% 2/7/24	60,000	64,208
3.05% 4/25/27	100,000	109,268
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
National Rural Utilities Cooperative Finance (continued)
3.25% 11/1/25	100,000	$ 110,985
4.02% 11/1/32	100,000	118,433
μ4.75% 4/30/43	100,000	100,125
8.00% 3/1/32	150,000	235,877
Nevada Power
2.40% 5/1/30	100,000	106,284
3.13% 8/1/50	65,000	70,439
3.70% 5/1/29	75,000	86,889
6.75% 7/1/37	100,000	150,780
NextEra Energy Capital Holdings
2.25% 6/1/30	470,000	482,818
2.40% 9/1/21	200,000	204,522
2.75% 11/1/29	320,000	344,947
2.90% 4/1/22	75,000	78,069
3.15% 4/1/24	150,000	162,809
3.25% 4/1/26	105,000	117,506
3.50% 4/1/29	150,000	169,917
μ5.65% 5/1/79	100,000	108,925
Northern States Power
2.60% 5/15/23	100,000	104,826
2.90% 3/1/50	60,000	65,588
3.60% 5/15/46	50,000	58,308
3.60% 9/15/47	100,000	117,032
4.00% 8/15/45	100,000	121,397
5.35% 11/1/39	40,000	56,426
6.20% 7/1/37	100,000	150,979
NorthWestern 4.18% 11/15/44	150,000	177,181
NSTAR Electric 3.20% 5/15/27	100,000	112,326
Oglethorpe Power
4.25% 4/1/46	75,000	83,405
5.95% 11/1/39	100,000	131,991
Ohio Edison 6.88% 7/15/36	100,000	140,974
Ohio Power 4.15% 4/1/48	100,000	123,106
Oklahoma Gas and Electric
3.30% 3/15/30	100,000	109,876
3.80% 8/15/28	100,000	112,990
4.15% 4/1/47	50,000	57,862
Oncor Electric Delivery
2.95% 4/1/25	100,000	108,835
3.70% 11/15/28	200,000	234,740
3.75% 4/1/45	100,000	119,717
4.10% 6/1/22	100,000	105,620
4.10% 11/15/48	100,000	126,238
4.55% 12/1/41	150,000	190,737
5.30% 6/1/42	200,000	277,767
7.00% 5/1/32	50,000	74,288
Pacific Gas and Electric
1.75% 6/16/22	155,000	155,242
2.10% 8/1/27	85,000	83,943
2.50% 2/1/31	250,000	244,400
3.30% 8/1/40	150,000	145,957
3.50% 8/1/50	110,000	106,192

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
PacifiCorp
2.95% 6/1/23	100,000	$ 105,793
3.50% 6/15/29	65,000	74,951
4.10% 2/1/42	100,000	119,179
4.13% 1/15/49	70,000	86,612
4.15% 2/15/50	100,000	125,053
5.75% 4/1/37	100,000	137,167
6.00% 1/15/39	100,000	146,679
6.35% 7/15/38	25,000	37,114
7.70% 11/15/31	100,000	153,023
PECO Energy
2.80% 6/15/50	90,000	92,865
3.00% 9/15/49	40,000	42,267
5.95% 10/1/36	100,000	140,349
Pinnacle West Capital 1.30% 6/15/25	50,000	50,725
Potomac Electric Power 4.15% 3/15/43	100,000	120,522
PPL Capital Funding
3.40% 6/1/23	200,000	211,762
3.50% 12/1/22	100,000	105,823
3.95% 3/15/24	200,000	216,702
4.00% 9/15/47	100,000	107,867
4.20% 6/15/22	150,000	158,812
PPL Electric Utilities
3.00% 9/15/21	100,000	102,139
4.13% 6/15/44	100,000	121,403
6.25% 5/15/39	30,000	44,315
Progress Energy
6.00% 12/1/39	50,000	67,954
7.75% 3/1/31	150,000	218,301
PSEG Power 3.85% 6/1/23	100,000	107,977
Public Service Co. of Colorado
3.20% 3/1/50	65,000	72,629
3.80% 6/15/47	200,000	241,349
4.05% 9/15/49	50,000	62,120
6.25% 9/1/37	100,000	149,766
Public Service Electric and Gas
2.38% 5/15/23	200,000	208,529
3.00% 5/15/25	100,000	109,323
3.20% 5/15/29	150,000	170,224
3.60% 12/1/47	50,000	57,876
3.70% 5/1/28	100,000	116,102
3.80% 3/1/46	100,000	119,905
3.85% 5/1/49	125,000	153,476
4.05% 5/1/48	100,000	125,712
5.50% 3/1/40	100,000	141,664
Public Service Enterprise Group
2.00% 11/15/21	200,000	203,240
2.88% 6/15/24	70,000	74,683
Public Serviceof Colorado
1.90% 1/15/31	150,000	152,989
2.70% 1/15/51	150,000	153,492
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Puget Energy
3.65% 5/15/25	200,000	$ 213,681
6.00% 9/1/21	200,000	210,980
Puget Sound Energy
4.22% 6/15/48	65,000	81,684
5.64% 4/15/41	80,000	109,745
5.80% 3/15/40	100,000	137,963
San Diego Gas & Electric
3.00% 8/15/21	175,000	178,826
3.60% 9/1/23	200,000	215,703
4.10% 6/15/49	100,000	122,438
4.15% 5/15/48	100,000	120,660
6.00% 6/1/39	110,000	156,932
Sempra Energy
2.88% 10/1/22	150,000	155,383
2.90% 2/1/23	35,000	36,567
3.40% 2/1/28	95,000	104,375
3.75% 11/15/25	100,000	109,606
3.80% 2/1/38	150,000	161,938
4.00% 2/1/48	95,000	104,820
6.00% 10/15/39	125,000	173,023
Sierra Pacific Power 2.60% 5/1/26	200,000	217,230
South Carolina Electric & Gas 6.05% 1/15/38	225,000	326,769
Southern
2.95% 7/1/23	75,000	79,255
3.25% 7/1/26	250,000	277,047
4.25% 7/1/36	85,000	96,789
Southern California Edison
2.25% 6/1/30	70,000	71,082
2.85% 8/1/29	155,000	163,761
3.65% 3/1/28	100,000	112,223
3.90% 3/15/43	100,000	111,200
4.00% 4/1/47	300,000	342,573
4.13% 3/1/48	150,000	175,130
4.20% 3/1/29	100,000	116,600
4.50% 9/1/40	100,000	117,573
4.65% 10/1/43	100,000	122,396
4.88% 3/1/49	100,000	129,194
5.95% 2/1/38	25,000	33,075
6.00% 1/15/34	200,000	268,464
6.05% 3/15/39	170,000	229,154
6.65% 4/1/29	100,000	123,996
Southern Power
2.50% 12/15/21	100,000	102,513
4.15% 12/1/25	200,000	228,494
4.95% 12/15/46	100,000	110,747
5.25% 7/15/43	120,000	135,389
Southwestern Electric Power
2.75% 10/1/26	150,000	159,680
3.85% 2/1/48	100,000	107,085
3.90% 4/1/45	300,000	325,052
6.20% 3/15/40	200,000	274,971

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southwestern Public Service 4.40% 11/15/48	100,000	$ 126,736
Tampa Electric
4.10% 6/15/42	100,000	120,312
4.35% 5/15/44	50,000	61,173
4.45% 6/15/49	100,000	127,017
Union Electric
2.95% 6/15/27	100,000	109,875
3.50% 4/15/24	100,000	108,213
3.50% 3/15/29	100,000	115,650
3.65% 4/15/45	100,000	113,825
3.90% 9/15/42	100,000	115,994
4.00% 4/1/48	100,000	122,341
8.45% 3/15/39	80,000	137,472
Virginia Electric & Power 2.75% 3/15/23	200,000	210,350
Virginia Electric and Power
2.95% 11/15/26	100,000	110,878
3.15% 1/15/26	70,000	78,003
3.30% 12/1/49	100,000	110,928
3.50% 3/15/27	150,000	170,079
3.80% 4/1/28	100,000	115,970
3.80% 9/15/47	100,000	116,874
4.00% 11/15/46	45,000	54,093
4.60% 12/1/48	115,000	151,394
4.65% 8/15/43	150,000	190,915
6.00% 5/15/37	25,000	34,989
6.35% 11/30/37	100,000	145,388
8.88% 11/15/38	100,000	179,673
WEC Energy Group
3.10% 3/8/22	45,000	46,854
3.55% 6/15/25	50,000	55,690
Westar Energy
2.55% 7/1/26	50,000	53,346
4.10% 4/1/43	300,000	356,183
4.25% 12/1/45	50,000	61,688
Wisconsin Electric Power
2.05% 12/15/24	50,000	52,642
2.95% 9/15/21	100,000	102,291
4.30% 10/15/48	45,000	55,365
Wisconsin Public Service 4.75% 11/1/44	200,000	253,791
Xcel Energy
2.60% 3/15/22	100,000	102,950
3.30% 6/1/25	100,000	110,500
3.35% 12/1/26	100,000	112,078
6.50% 7/1/36	100,000	145,104
		55,431,079
Electrical Components & Equipment–0.02%
Emerson Electric
1.80% 10/15/27	45,000	46,541
1.95% 10/15/30	100,000	101,997
2.63% 12/1/21	100,000	102,945
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electrical Components & Equipment (continued)
Emerson Electric (continued)
2.75% 10/15/50	30,000	$ 29,939
3.15% 6/1/25	150,000	166,558
5.25% 11/15/39	50,000	67,982
		515,962
Electronics–0.21%
Agilent Technologies
2.10% 6/4/30	115,000	117,910
3.88% 7/15/23	150,000	162,063
Allegion 3.50% 10/1/29	50,000	52,413
Allegion US Holding
3.20% 10/1/24	150,000	156,483
3.55% 10/1/27	150,000	157,036
Amphenol
2.80% 2/15/30	200,000	212,607
3.20% 4/1/24	100,000	107,221
4.35% 6/1/29	75,000	88,512
Arrow Electronics
3.50% 4/1/22	100,000	102,678
3.88% 1/12/28	200,000	209,555
Avnet
3.75% 12/1/21	50,000	51,307
4.63% 4/15/26	50,000	56,595
4.88% 12/1/22	100,000	106,974
Flex
3.75% 2/1/26	50,000	52,959
4.75% 6/15/25	125,000	139,539
4.88% 6/15/29	75,000	82,752
4.88% 5/12/30	50,000	55,540
Fortive
3.15% 6/15/26	150,000	164,437
4.30% 6/15/46	50,000	56,114
Honeywell International
1.35% 6/1/25	125,000	128,362
1.85% 11/1/21	200,000	203,815
1.95% 6/1/30	250,000	261,205
2.15% 8/8/22	45,000	46,611
2.30% 8/15/24	100,000	106,562
2.50% 11/1/26	200,000	220,148
2.70% 8/15/29	60,000	66,377
2.80% 6/1/50	100,000	106,653
3.35% 12/1/23	200,000	218,343
3.81% 11/21/47	315,000	387,981
Hubbell 3.35% 3/1/26	150,000	160,825
Jabil
3.60% 1/15/30	50,000	52,348
3.95% 1/12/28	110,000	118,171
Keysight Technologies
4.55% 10/30/24	250,000	279,187
4.60% 4/6/27	60,000	70,608
PerkinElmer 3.30% 9/15/29	95,000	101,799
Roper Technologies
2.00% 6/30/30	115,000	115,057

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Roper Technologies (continued)
2.80% 12/15/21	50,000	$ 51,426
3.65% 9/15/23	150,000	163,068
3.80% 12/15/26	55,000	62,814
3.85% 12/15/25	100,000	113,243
4.20% 9/15/28	95,000	111,306
Trimble
4.15% 6/15/23	100,000	106,590
4.75% 12/1/24	100,000	108,791
4.90% 6/15/28	100,000	114,766
Tyco Electronics Group
3.50% 2/3/22	150,000	155,960
3.70% 2/15/26	100,000	111,249
		5,875,960
Engineering & Construction–0.01%
Fluor
3.50% 12/15/24	100,000	84,600
4.25% 9/15/28	150,000	128,475
		213,075
Environmental Control–0.08%
Republic Services
2.90% 7/1/26	110,000	120,162
3.20% 3/15/25	250,000	273,893
3.38% 11/15/27	60,000	67,282
3.95% 5/15/28	150,000	175,133
4.75% 5/15/23	100,000	110,832
5.25% 11/15/21	100,000	106,277
Waste Connections 3.50% 5/1/29	150,000	168,411
Waste Management
2.40% 5/15/23	100,000	104,291
2.95% 6/15/24	30,000	30,712
3.13% 3/1/25	100,000	109,135
3.15% 11/15/27	100,000	112,002
3.45% 6/15/29	75,000	77,606
3.50% 5/15/24	250,000	272,336
3.90% 3/1/35	250,000	296,003
4.00% 7/15/39	70,000	72,242
4.10% 3/1/45	55,000	65,748
4.15% 7/15/49	95,000	119,068
		2,281,133
Food–0.38%
Campbell Soup
2.50% 8/2/22	61,000	62,843
3.65% 3/15/23	58,000	61,879
3.95% 3/15/25	150,000	168,629
4.15% 3/15/28	200,000	230,195
4.80% 3/15/48	65,000	85,438
Conagra Brands
3.20% 1/25/23	196,000	206,450
3.80% 10/22/21	60,000	62,356
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Conagra Brands (continued)
4.30% 5/1/24	75,000	$ 82,943
4.60% 11/1/25	70,000	80,685
4.85% 11/1/28	165,000	199,059
5.30% 11/1/38	50,000	65,204
5.40% 11/1/48	105,000	144,927
8.25% 9/15/30	100,000	148,018
Flowers Foods 3.50% 10/1/26	105,000	113,067
General Mills
3.15% 12/15/21	200,000	206,106
3.20% 2/10/27	150,000	169,391
3.65% 2/15/24	111,000	121,888
3.70% 10/17/23	75,000	81,603
4.00% 4/17/25	100,000	113,140
4.20% 4/17/28	75,000	88,381
4.55% 4/17/38	50,000	62,981
4.70% 4/17/48	60,000	79,588
5.40% 6/15/40	45,000	61,397
Hershey
1.70% 6/1/30	195,000	200,280
2.05% 11/15/24	50,000	52,612
2.30% 8/15/26	100,000	108,042
2.45% 11/15/29	50,000	54,231
3.13% 11/15/49	50,000	54,930
3.38% 5/15/23	100,000	107,970
Hormel Foods Corp. 1.80% 6/11/30	85,000	86,502
Ingredion
2.90% 6/1/30	200,000	212,897
3.20% 10/1/26	100,000	108,705
3.90% 6/1/50	200,000	228,775
J M Smucker
3.38% 12/15/27	100,000	110,351
3.50% 3/15/25	150,000	166,237
4.25% 3/15/35	100,000	117,873
4.38% 3/15/45	50,000	59,316
JM Smucker 3.00% 3/15/22	150,000	155,548
Kellogg
2.65% 12/1/23	167,000	176,948
3.13% 5/17/22	150,000	156,306
3.25% 4/1/26	95,000	105,859
3.40% 11/15/27	200,000	224,511
4.30% 5/15/28	150,000	176,765
4.50% 4/1/46	100,000	123,252
Koninklijke Ahold Delhaize 5.70% 10/1/40	145,000	196,417
Kroger
3.40% 4/15/22	50,000	52,109
3.50% 2/1/26	100,000	112,783
4.45% 2/1/47	500,000	605,599
5.00% 4/15/42	100,000	125,879
6.90% 4/15/38	100,000	149,260
7.50% 4/1/31	250,000	357,078

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
McCormick & Co.
2.70% 8/15/22	150,000	$ 156,297
3.15% 8/15/24	100,000	108,288
3.40% 8/15/27	150,000	167,009
4.20% 8/15/47	20,000	23,781
Mondelez International
1.50% 5/4/25	315,000	321,029
2.75% 4/13/30	135,000	145,610
3.63% 5/7/23	100,000	107,695
4.13% 5/7/28	100,000	118,742
4.63% 5/7/48	100,000	127,206
Sysco
2.40% 2/15/30	35,000	34,589
2.50% 7/15/21	105,000	106,814
3.25% 7/15/27	200,000	211,583
3.30% 7/15/26	100,000	107,096
3.30% 2/15/50	35,000	32,642
3.55% 3/15/25	100,000	107,444
3.75% 10/1/25	125,000	136,861
4.45% 3/15/48	100,000	111,292
4.50% 4/1/46	75,000	81,297
4.85% 10/1/45	85,000	98,463
6.60% 4/1/50	350,000	480,803
Tyson Foods
2.25% 8/23/21	65,000	65,860
3.55% 6/2/27	155,000	171,634
3.95% 8/15/24	240,000	265,744
4.00% 3/1/26	65,000	74,392
4.35% 3/1/29	130,000	152,614
4.55% 6/2/47	105,000	126,186
5.10% 9/28/48	40,000	51,997
		10,776,171
Forest Products & Paper–0.08%
Celulosa Arauco y Constitucion 4.50% 8/1/24	200,000	211,252
Domtar 4.40% 4/1/22	100,000	102,176
Fibria Overseas Finance
4.00% 1/14/25	200,000	205,802
5.50% 1/17/27	100,000	107,751
Georgia-Pacific 8.00% 1/15/24	250,000	312,380
International Paper
3.00% 2/15/27	150,000	161,003
4.80% 6/15/44	200,000	238,452
5.00% 9/15/35	100,000	122,040
5.15% 5/15/46	200,000	250,853
6.00% 11/15/41	135,000	177,749
7.30% 11/15/39	100,000	140,382
7.50% 8/15/21	27,000	28,940
Suzano Austria GmbH 6.00% 1/15/29	200,000	215,752
		2,274,532
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.14%
Atmos Energy
2.63% 9/15/29	100,000	$ 109,165
3.00% 6/15/27	65,000	71,690
3.38% 9/15/49	55,000	61,777
4.13% 10/15/44	150,000	184,881
4.13% 3/15/49	155,000	192,444
CenterPoint Energy Resources
3.55% 4/1/23	100,000	106,528
4.00% 4/1/28	100,000	112,970
4.10% 9/1/47	45,000	51,130
5.85% 1/15/41	115,000	151,149
Dominion Energy Gas Holdings
3.60% 12/15/24	25,000	27,436
4.60% 12/15/44	200,000	228,143
4.80% 11/1/43	94,000	110,656
National Fuel Gas
3.75% 3/1/23	156,000	159,000
3.95% 9/15/27	200,000	196,071
NiSource
2.65% 11/17/22	165,000	172,306
2.95% 9/1/29	100,000	108,945
3.49% 5/15/27	100,000	113,068
3.95% 3/30/48	150,000	173,445
4.38% 5/15/47	100,000	120,582
4.80% 2/15/44	100,000	122,172
5.25% 2/15/43	59,000	75,789
ONE Gas
3.61% 2/1/24	100,000	109,414
4.66% 2/1/44	50,000	62,283
Piedmont Natural Gas
3.50% 6/1/29	100,000	113,992
3.64% 11/1/46	50,000	54,198
4.65% 8/1/43	50,000	61,770
Southern California Gas
3.15% 9/15/24	100,000	109,250
3.95% 2/15/50	50,000	60,700
4.13% 6/1/48	100,000	124,561
Southern Gas Capital
4.40% 6/1/43	100,000	112,877
4.40% 5/30/47	200,000	237,421
5.88% 3/15/41	70,000	92,923
Southwest Gas 3.70% 4/1/28	100,000	111,361
Washington Gas Light 3.80% 9/15/46	70,000	78,222
		3,978,319
Hand Machine Tools–0.02%
Snap-on 4.10% 3/1/48	85,000	100,934
Stanley Black & Decker
2.90% 11/1/22	150,000	158,196
3.40% 3/1/26	145,000	162,830
5.20% 9/1/40	100,000	131,826
		553,786

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products–0.30%
Abbott Laboratories
1.15% 1/30/28	45,000	$ 44,958
1.40% 6/30/30	40,000	39,587
3.40% 11/30/23	210,000	229,114
3.75% 11/30/26	340,000	395,581
3.88% 9/15/25	120,000	137,674
4.90% 11/30/46	400,000	574,219
5.30% 5/27/40	250,000	362,042
6.00% 4/1/39	50,000	74,815
6.15% 11/30/37	50,000	75,717
Baxter International
1.70% 8/15/21	100,000	101,338
2.60% 8/15/26	150,000	164,707
3.50% 8/15/46	100,000	110,951
Boston Scientific
1.90% 6/1/25	65,000	67,314
2.65% 6/1/30	100,000	103,867
3.45% 3/1/24	75,000	81,242
3.75% 3/1/26	100,000	113,552
3.85% 5/15/25	51,000	57,355
4.00% 3/1/29	140,000	160,159
4.55% 3/1/39	100,000	122,819
4.70% 3/1/49	105,000	133,902
7.38% 1/15/40	201,000	312,318
Covidien International Finance 3.20% 6/15/22	150,000	157,325
Danaher
3.35% 9/15/25	125,000	139,433
4.38% 9/15/45	115,000	146,160
DH Europe Finance II Sarl
2.05% 11/15/22	100,000	103,282
2.60% 11/15/29	65,000	69,158
3.25% 11/15/39	100,000	110,432
Koninklijke Philips
5.00% 3/15/42	100,000	129,070
6.88% 3/11/38	50,000	75,707
Medtronic
3.50% 3/15/25	556,000	626,862
4.38% 3/15/35	108,000	141,063
4.63% 3/15/45	479,000	644,862
Stryker
3.38% 5/15/24	150,000	163,365
3.38% 11/1/25	100,000	111,866
3.50% 3/15/26	75,000	84,412
3.65% 3/7/28	200,000	229,115
4.38% 5/15/44	100,000	121,803
4.63% 3/15/46	95,000	121,926
Thermo Fisher Scientific
3.00% 4/15/23	105,000	111,206
3.20% 8/15/27	100,000	111,546
4.10% 8/15/47	100,000	124,408
4.15% 2/1/24	200,000	221,794
5.30% 2/1/44	200,000	282,394
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Thermo Fisher Scientific, Inc. 4.50% 3/25/30	400,000	$ 494,781
Zimmer Biomet Holdings
3.15% 4/1/22	250,000	259,505
3.55% 4/1/25	180,000	195,702
3.70% 3/19/23	75,000	79,774
		8,520,182
Health Care Services–0.65%
Advocate Health & Hospitals
3.39% 10/15/49	100,000	111,914
3.83% 8/15/28	35,000	39,657
4.27% 8/15/48	30,000	38,457
Aetna
2.75% 11/15/22	150,000	156,247
2.80% 6/15/23	135,000	142,226
3.88% 8/15/47	145,000	163,514
6.63% 6/15/36	100,000	142,182
6.75% 12/15/37	100,000	142,368
AHS Hospital 5.02% 7/1/45	50,000	65,677
Anthem
2.25% 5/15/30	50,000	51,440
2.38% 1/15/25	65,000	68,886
2.95% 12/1/22	200,000	210,842
3.13% 5/15/22	250,000	261,867
3.13% 5/15/50	65,000	67,210
3.35% 12/1/24	150,000	164,935
3.50% 8/15/24	250,000	273,571
4.10% 3/1/28	350,000	409,049
4.38% 12/1/47	125,000	155,720
4.55% 3/1/48	350,000	445,302
4.63% 5/15/42	100,000	124,418
4.65% 1/15/43	125,000	156,926
4.65% 8/15/44	100,000	127,472
Ascension Health
3.11% 11/15/39	45,000	49,239
3.95% 11/15/46	185,000	231,168
Banner Health 2.34% 1/1/30	75,000	77,134
Baylor Scott & White Holdings
3.97% 11/15/46	50,000	59,676
4.19% 11/15/45	95,000	118,900
Children's Hospital 4.12% 1/1/47	65,000	81,045
Children's Hospital Medical Center 4.27% 5/15/44	50,000	61,809
City of Hope 4.38% 8/15/48	75,000	91,678
CommonSpirit Health
2.76% 10/1/24	30,000	30,944
3.35% 10/1/29	40,000	41,135
3.82% 10/1/49	40,000	42,474
4.19% 10/1/49	70,000	71,260
4.35% 11/1/42	400,000	414,010
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	108,462

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Duke University Health System 3.92% 6/1/47	75,000	$ 93,576
Hackensack Meridian Health 4.50% 7/1/57	100,000	131,030
HCA
4.13% 6/15/29	85,000	93,743
4.50% 2/15/27	160,000	178,368
4.75% 5/1/23	165,000	179,037
5.00% 3/15/24	265,000	294,699
5.13% 6/15/39	50,000	58,264
5.25% 4/15/25	185,000	212,610
5.25% 6/15/26	200,000	230,202
5.25% 6/15/49	200,000	240,795
5.50% 6/15/47	200,000	243,471
Humana
2.90% 12/15/22	100,000	104,561
3.15% 12/1/22	100,000	104,802
4.63% 12/1/42	175,000	214,432
4.95% 10/1/44	300,000	393,879
Indiana University Health 3.97% 11/1/48	55,000	68,925
Johns Hopkins Health System 3.84% 5/15/46	70,000	84,003
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	138,815
3.27% 11/1/49	135,000	151,974
3.50% 4/1/22	50,000	52,430
4.15% 5/1/47	105,000	136,859
Laboratory Corp of America Holdings
3.25% 9/1/24	100,000	107,934
3.60% 9/1/27	100,000	112,024
4.70% 2/1/45	500,000	608,407
Mayo Clinic 4.13% 11/15/52	100,000	129,929
McLaren Health Care 4.39% 5/15/48	65,000	80,758
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	118,666
4.20% 7/1/55	127,000	166,193
Mercy Health 4.30% 7/1/28	25,000	29,472
Montefiore Obligated Group 5.25% 11/1/48	70,000	78,207
Mount Sinai Hospitals Group 3.98% 7/1/48	100,000	109,818
New York and Presbyterian Hospital
3.95% 8/1/19	35,000	37,355
4.02% 8/1/45	75,000	92,017
4.06% 8/1/56	50,000	62,248
Northwell Healthcare
3.98% 11/1/46	250,000	261,458
4.26% 11/1/47	150,000	166,970
NYU Langone Hospitals
3.38% 7/1/55	100,000	96,458
4.37% 7/1/47	100,000	112,967
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Orlando Health Obligated Group 4.09% 10/1/48	45,000	$ 50,507
Partners Healthcare System
3.19% 7/1/49	50,000	53,025
3.34% 7/1/60	65,000	69,849
3.77% 7/1/48	40,000	46,538
Providence St Joseph Health Obligated Group
2.75% 10/1/26	100,000	106,940
3.74% 10/1/47	100,000	113,647
Quest Diagnostics
3.45% 6/1/26	55,000	61,860
3.50% 3/30/25	300,000	329,696
4.20% 6/30/29	100,000	117,213
RWJ Barnabas Health
3.48% 7/1/49	100,000	105,357
3.95% 7/1/46	50,000	56,580
Spectrum Health System Obligated Group 3.49% 7/15/49	50,000	55,083
SSM Health Care
3.69% 6/1/23	90,000	96,636
3.82% 6/1/27	71,000	80,134
Stanford Health Care 3.80% 11/15/48	30,000	36,549
Texas Health Resources 4.33% 11/15/55	30,000	38,791
Trinity Health 4.13% 12/1/45	25,000	29,955
UnitedHealth Group
1.25% 1/15/26	180,000	183,331
2.00% 5/15/30	265,000	277,365
2.38% 10/15/22	200,000	208,493
2.38% 8/15/24	70,000	74,486
2.75% 2/15/23	107,000	112,821
2.75% 5/15/40	250,000	265,125
2.88% 3/15/23	250,000	265,229
2.88% 8/15/29	155,000	173,003
2.90% 5/15/50	250,000	266,217
2.95% 10/15/27	250,000	278,986
3.13% 5/15/60	500,000	534,046
3.38% 4/15/27	150,000	170,999
3.45% 1/15/27	100,000	114,085
3.50% 6/15/23	100,000	108,672
3.50% 2/15/24	40,000	44,017
3.50% 8/15/39	115,000	133,681
3.70% 12/15/25	40,000	45,854
3.70% 8/15/49	135,000	159,643
3.75% 7/15/25	500,000	569,963
3.75% 10/15/47	200,000	238,558
3.85% 6/15/28	200,000	236,582
3.88% 12/15/28	50,000	59,857
3.88% 8/15/59	150,000	183,669
4.20% 1/15/47	55,000	69,744
4.25% 3/15/43	100,000	124,879
4.25% 6/15/48	150,000	191,658

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group (continued)
4.38% 3/15/42	100,000	$ 127,773
4.63% 11/15/41	200,000	262,266
6.50% 6/15/37	150,000	228,328
6.63% 11/15/37	100,000	152,873
6.88% 2/15/38	100,000	157,234
		18,243,967
Home Builders–0.01%
DR Horton 2.50% 10/15/24	200,000	208,890
NVR 3.00% 5/15/30	95,000	99,271
		308,161
Home Furnishings–0.02%
Harman International Industries 4.15% 5/15/25	100,000	108,802
Leggett & Platt
3.40% 8/15/22	50,000	51,528
3.50% 11/15/27	100,000	101,929
Whirlpool
4.50% 6/1/46	70,000	76,660
4.60% 5/15/50	150,000	170,253
4.70% 6/1/22	100,000	107,067
4.75% 2/26/29	60,000	70,780
		687,019
Household Products Wares–0.06%
Avery Dennison 4.88% 12/6/28	100,000	119,452
Church & Dwight
2.45% 8/1/22	100,000	104,563
3.15% 8/1/27	100,000	110,158
3.95% 8/1/47	100,000	113,472
Clorox
3.10% 10/1/27	150,000	164,087
3.50% 12/15/24	150,000	166,399
3.90% 5/15/28	100,000	116,774
Kimberly-Clark
2.88% 2/7/50	45,000	48,846
3.05% 8/15/25	50,000	55,263
3.20% 7/30/46	50,000	56,464
3.90% 5/4/47	100,000	123,274
5.30% 3/1/41	200,000	283,799
6.63% 8/1/37	100,000	157,723
		1,620,274
Insurance–0.85%
Aflac
4.00% 10/15/46	300,000	345,391
4.75% 1/15/49	100,000	128,765
Alleghany
4.90% 9/15/44	95,000	113,016
4.95% 6/27/22	100,000	106,541
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Allied World Assurance Holdings 4.35% 10/29/25	100,000	$ 104,651
Allstate
3.28% 12/15/26	150,000	171,189
4.20% 12/15/46	150,000	185,340
4.50% 6/15/43	100,000	127,569
5.55% 5/9/35	150,000	216,630
μ5.75% 8/15/53	225,000	232,434
American Financial Group
3.50% 8/15/26	65,000	69,278
4.50% 6/15/47	150,000	154,760
American International Group
2.50% 6/30/25	200,000	211,618
3.40% 6/30/30	200,000	216,646
3.75% 7/10/25	70,000	77,465
3.90% 4/1/26	600,000	677,698
4.20% 4/1/28	100,000	113,775
4.38% 6/30/50	130,000	148,955
4.50% 7/16/44	200,000	232,911
4.70% 7/10/35	100,000	121,791
4.75% 4/1/48	200,000	241,049
4.80% 7/10/45	100,000	121,400
4.88% 6/1/22	500,000	539,240
Aon
2.80% 5/15/30	150,000	160,341
3.50% 6/14/24	100,000	108,950
3.75% 5/2/29	100,000	114,525
3.88% 12/15/25	100,000	113,669
4.00% 11/27/23	150,000	164,099
4.75% 5/15/45	100,000	127,475
Arch Capital Finance
4.01% 12/15/26	100,000	113,321
5.03% 12/15/46	100,000	124,943
Arch Capital Group
3.64% 6/30/50	140,000	146,497
5.14% 11/1/43	105,000	131,621
Aspen Insurance Holdings 4.65% 11/15/23	100,000	104,789
Assurant
4.20% 9/27/23	100,000	106,001
4.90% 3/27/28	100,000	109,273
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	111,668
Athene Holding 4.13% 1/12/28	150,000	154,735
AXA 8.60% 12/15/30	200,000	290,482
AXIS Specialty Finance 3.90% 7/15/29	100,000	106,904
Berkshire Hathaway
3.00% 2/11/23	100,000	106,844
3.13% 3/15/26	215,000	240,857
3.40% 1/31/22	300,000	314,601
3.75% 8/15/21	300,000	311,181
4.50% 2/11/43	250,000	331,730

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway Finance
3.00% 5/15/22	100,000	$ 104,873
4.25% 1/15/49	100,000	128,113
4.30% 5/15/43	100,000	130,480
4.40% 5/15/42	100,000	130,248
5.75% 1/15/40	100,000	151,074
Brighthouse Financial
3.70% 6/22/27	250,000	254,913
4.70% 6/22/47	200,000	182,866
Brown & Brown 4.50% 3/15/29	100,000	107,740
Chubb
6.00% 5/11/37	100,000	144,772
6.50% 5/15/38	200,000	307,567
Chubb INA Holdings
2.70% 3/13/23	100,000	105,512
3.35% 5/15/24	300,000	329,648
3.35% 5/3/26	95,000	108,323
4.15% 3/13/43	100,000	129,364
Cincinnati Financial 6.92% 5/15/28	100,000	131,377
CNA Financial
3.90% 5/1/29	40,000	44,068
3.95% 5/15/24	125,000	135,891
4.50% 3/1/26	100,000	113,096
5.75% 8/15/21	30,000	31,618
Enstar Group 4.50% 3/10/22	50,000	50,658
Everest Reinsurance Holdings 4.87% 6/1/44	100,000	114,897
Fidelity National Financial
3.40% 6/15/30	50,000	52,040
4.50% 8/15/28	150,000	168,817
First American Financial 4.60% 11/15/24	100,000	107,764
Hanover Insurance Group 4.50% 4/15/26	100,000	109,657
Hartford Financial Services Group
2.80% 8/19/29	70,000	74,101
3.60% 8/19/49	55,000	57,966
4.30% 4/15/43	43,000	49,448
4.40% 3/15/48	100,000	120,487
6.10% 10/1/41	50,000	70,223
Kemper 4.35% 2/15/25	70,000	75,495
✱Lincoln National 4.00% 9/1/23	500,000	544,388
Loews
4.13% 5/15/43	200,000	217,038
6.00% 2/1/35	100,000	135,538
Manulife Financial
μ4.06% 2/24/32	250,000	264,935
4.15% 3/4/26	100,000	117,785
5.38% 3/4/46	100,000	132,890
Markel
5.00% 4/5/46	250,000	307,026
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Markel (continued)
5.00% 5/20/49	65,000	$ 80,667
Marsh & McLennan
2.25% 11/15/30	105,000	109,090
2.75% 1/30/22	60,000	61,959
3.30% 3/14/23	100,000	106,478
3.50% 3/10/25	150,000	165,987
3.75% 3/14/26	75,000	84,992
3.88% 3/15/24	100,000	110,634
4.20% 3/1/48	100,000	124,336
4.35% 1/30/47	45,000	56,359
4.38% 3/15/29	195,000	235,075
4.75% 3/15/39	55,000	70,591
4.80% 7/15/21	100,000	103,165
4.90% 3/15/49	90,000	122,303
Mercury General 4.40% 3/15/27	50,000	54,531
MetLife
3.00% 3/1/25	150,000	164,485
4.05% 3/1/45	150,000	176,402
4.37% 9/15/23	367,000	409,439
4.60% 5/13/46	200,000	254,402
5.70% 6/15/35	50,000	72,298
5.88% 2/6/41	100,000	142,383
6.38% 6/15/34	100,000	150,463
6.40% 12/15/66	100,000	118,033
6.50% 12/15/32	100,000	146,544
10.75% 8/1/69	150,000	231,345
Old Republic International 4.88% 10/1/24	100,000	108,150
Primerica 4.75% 7/15/22	100,000	107,586
Principal Financial Group
3.10% 11/15/26	300,000	327,228
3.40% 5/15/25	100,000	109,689
3.70% 5/15/29	50,000	56,875
Progressive
3.75% 8/23/21	100,000	103,795
4.13% 4/15/47	200,000	254,300
4.20% 3/15/48	150,000	194,483
Prudential Financial
3.70% 3/13/51	250,000	275,841
3.88% 3/27/28	100,000	115,505
3.91% 12/7/47	163,000	185,231
3.94% 12/7/49	302,000	339,962
4.35% 2/25/50	250,000	300,051
4.42% 3/27/48	100,000	120,035
μ4.50% 9/15/47	215,000	214,058
μ5.20% 3/15/44	100,000	101,995
6.63% 6/21/40	200,000	303,286
Reinsurance Group of America
3.15% 6/15/30	70,000	72,194
3.95% 9/15/26	30,000	33,228
4.70% 9/15/23	150,000	163,974

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
RenaissanceRe Finance 3.45% 7/1/27	130,000	$ 137,178
Renaissancere Holdings 3.60% 4/15/29	100,000	109,628
Sompo International Holdings 4.70% 10/15/22	100,000	105,913
Swiss Re America Holding 7.00% 2/15/26	100,000	123,439
Transatlantic Holdings 8.00% 11/30/39	100,000	153,665
Travelers
3.75% 5/15/46	50,000	58,669
4.00% 5/30/47	80,000	98,409
4.05% 3/7/48	200,000	247,961
4.10% 3/4/49	100,000	125,651
4.60% 8/1/43	250,000	325,535
6.25% 6/15/37	100,000	148,328
6.75% 6/20/36	100,000	150,668
Trinity Acquisition 4.40% 3/15/26	100,000	113,918
Unum Group
4.00% 6/15/29	145,000	150,170
5.75% 8/15/42	50,000	53,052
Voya Financial
3.65% 6/15/26	100,000	110,819
4.80% 6/15/46	60,000	71,458
5.70% 7/15/43	100,000	129,870
Willis North America
2.95% 9/15/29	65,000	68,864
3.60% 5/15/24	100,000	108,229
3.88% 9/15/49	70,000	77,586
4.50% 9/15/28	150,000	174,977
5.05% 9/15/48	150,000	192,001
WR Berkley 4.00% 5/12/50	45,000	50,028
XLIT 5.25% 12/15/43	200,000	267,991
		23,988,748
Internet–0.35%
Alibaba Group Holding
3.40% 12/6/27	210,000	233,258
3.60% 11/28/24	633,000	690,422
4.00% 12/6/37	100,000	116,098
4.20% 12/6/47	400,000	493,128
4.40% 12/6/57	200,000	256,808
Alphabet
2.00% 8/15/26	250,000	268,489
3.38% 2/25/24	200,000	220,346
Amazon.com
0.40% 6/3/23	105,000	104,935
1.20% 6/3/27	90,000	90,572
1.50% 6/3/30	165,000	167,333
2.40% 2/22/23	595,000	625,152
2.50% 6/3/50	80,000	80,910
2.70% 6/3/60	65,000	65,979
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com (continued)
2.80% 8/22/24	75,000	$ 81,489
3.15% 8/22/27	500,000	572,138
3.80% 12/5/24	500,000	567,035
3.88% 8/22/37	115,000	142,350
4.05% 8/22/47	635,000	827,964
4.25% 8/22/57	205,000	274,803
5.20% 12/3/25	100,000	122,695
Amazon.com, Inc. 0.80% 6/3/25	635,000	638,630
Baidu
3.50% 11/28/22	200,000	208,216
3.88% 9/29/23	200,000	212,843
4.13% 6/30/25	200,000	219,478
4.38% 3/29/28	200,000	225,013
Booking Holdings
2.75% 3/15/23	150,000	157,262
3.55% 3/15/28	150,000	163,827
3.60% 6/1/26	200,000	219,430
E*TRADE Financial
2.95% 8/24/22	75,000	78,130
3.80% 8/24/27	35,000	38,809
4.50% 6/20/28	100,000	115,619
eBay
2.60% 7/15/22	250,000	258,481
3.80% 3/9/22	150,000	157,605
eBay, Inc. 1.90% 3/11/25	140,000	144,568
Expedia Group
3.25% 2/15/30	35,000	32,619
3.80% 2/15/28	100,000	96,094
4.50% 8/15/24	200,000	207,448
JD.com 3.88% 4/29/26	200,000	220,179
TD Ameritrade Holding
2.95% 4/1/22	250,000	260,102
3.30% 4/1/27	90,000	100,771
3.75% 4/1/24	150,000	165,490
		9,922,518
Investment Company Security–0.03%
Ares Capital
3.25% 7/15/25	100,000	97,051
3.50% 2/10/23	150,000	150,882
3.63% 1/19/22	150,000	152,625
4.20% 6/10/24	60,000	61,436
4.25% 3/1/25	100,000	102,239
FS KKR Capital 4.13% 2/1/25	150,000	144,868
Owl Rock Capital
3.75% 7/22/25	100,000	97,706
5.25% 4/15/24	60,000	62,710
		869,517
Iron & Steel–0.07%
Nucor
2.00% 6/1/25	15,000	15,573

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Nucor (continued)
2.70% 6/1/30	15,000	$ 15,734
3.95% 5/1/28	100,000	114,765
4.00% 8/1/23	139,000	150,869
4.13% 9/15/22	100,000	106,445
4.40% 5/1/48	100,000	121,162
5.20% 8/1/43	100,000	128,082
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	161,112
Steel Dynamics
2.40% 6/15/25	50,000	51,497
2.80% 12/15/24	50,000	52,036
3.25% 1/15/31	60,000	60,977
3.45% 4/15/30	75,000	78,385
Vale Overseas
6.25% 8/10/26	300,000	352,875
6.88% 11/21/36	350,000	457,275
6.88% 11/10/39	170,000	221,852
		2,088,639
Leisure Time–0.00%
Harley-Davidson
3.50% 7/28/25	50,000	52,867
4.63% 7/28/45	50,000	53,345
		106,212
Lodging–0.06%
Choice Hotels International 3.70% 12/1/29	100,000	100,177
Hyatt Hotels
4.38% 9/15/28	100,000	102,572
4.85% 3/15/26	50,000	52,610
Las Vegas Sands
2.90% 6/25/25	155,000	150,431
3.20% 8/8/24	90,000	89,614
3.50% 8/18/26	70,000	69,802
3.90% 8/8/29	105,000	103,189
Marriott International
3.13% 6/15/26	100,000	97,271
3.60% 4/15/24	75,000	75,412
3.75% 10/1/25	50,000	49,631
4.00% 4/15/28	100,000	100,668
4.63% 6/15/30	135,000	140,359
Sands China
4.60% 8/8/23	200,000	210,560
5.40% 8/8/28	200,000	220,756
		1,563,052
Machinery Construction & Mining–0.13%
ABB Finance USA
2.88% 5/8/22	250,000	259,636
3.38% 4/3/23	100,000	105,959
3.80% 4/3/28	100,000	117,288
4.38% 5/8/42	187,000	236,292
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining (continued)
Caterpillar
2.60% 6/26/22	50,000	$ 51,693
2.60% 9/19/29	150,000	162,787
3.80% 8/15/42	168,000	200,839
4.75% 5/15/64	250,000	347,082
6.05% 8/15/36	200,000	286,521
Caterpillar Financial Services
0.95% 5/13/22	200,000	202,573
1.70% 8/9/21	250,000	253,525
1.90% 9/6/22	115,000	118,658
1.95% 11/18/22	150,000	155,198
2.15% 11/8/24	150,000	159,180
2.40% 8/9/26	100,000	108,126
2.55% 11/29/22	200,000	209,865
2.85% 5/17/24	150,000	162,220
3.15% 9/7/21	80,000	82,564
3.25% 12/1/24	150,000	166,139
3.65% 12/7/23	100,000	110,575
Oshkosh 4.60% 5/15/28	100,000	109,368
		3,606,088
Machinery Diversified–0.20%
CNH Industrial 3.85% 11/15/27	105,000	110,643
CNH Industrial Capital
1.95% 7/2/23	65,000	65,440
3.88% 10/15/21	60,000	61,494
4.20% 1/15/24	100,000	106,550
4.38% 4/5/22	75,000	78,393
Crane
4.20% 3/15/48	100,000	97,565
4.45% 12/15/23	100,000	106,992
Deere & Co.
2.60% 6/8/22	100,000	103,814
2.88% 9/7/49	65,000	69,259
3.90% 6/9/42	150,000	187,351
5.38% 10/16/29	100,000	130,098
Dover
2.95% 11/4/29	20,000	21,393
5.38% 3/1/41	100,000	128,419
Flowserve 4.00% 11/15/23	64,000	65,826
IDEX 3.00% 5/1/30	75,000	78,244
John Deere Capital
0.70% 7/5/23	100,000	100,353
2.05% 1/9/25	100,000	105,668
2.15% 9/8/22	150,000	155,601
2.45% 1/9/30	85,000	92,162
2.60% 3/7/24	165,000	175,922
2.65% 1/6/22	250,000	258,280
2.65% 6/24/24	115,000	123,635
2.65% 6/10/26	100,000	110,184
2.70% 1/6/23	100,000	105,420
2.80% 3/6/23	200,000	212,463
2.80% 9/8/27	100,000	111,847

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital (continued)
2.80% 7/18/29	50,000	$ 55,465
2.95% 4/1/22	115,000	120,020
3.05% 1/6/28	100,000	111,396
3.13% 9/10/21	135,000	139,296
3.45% 1/10/24	100,000	109,702
3.45% 3/13/25	250,000	281,176
3.45% 3/7/29	120,000	139,083
Nvent Finance
3.95% 4/15/23	100,000	104,507
4.55% 4/15/28	100,000	106,954
Otis Worldwide
2.06% 4/5/25	105,000	110,038
2.29% 4/5/27	90,000	93,969
2.57% 2/15/30	105,000	110,107
3.11% 2/15/40	250,000	256,325
3.36% 2/15/50	145,000	153,481
Rockwell Automation
3.50% 3/1/29	85,000	96,399
4.20% 3/1/49	70,000	88,196
Westinghouse Air Brake Technologies 3.20% 6/15/25	285,000	290,948
Xylem
1.95% 1/30/28	115,000	115,963
3.25% 11/1/26	55,000	60,710
4.38% 11/1/46	50,000	53,827
		5,560,578
Media–1.04%
Charter Communications Operating
3.75% 2/15/28	100,000	108,991
4.20% 3/15/28	150,000	168,152
4.46% 7/23/22	500,000	533,089
4.50% 2/1/24	200,000	221,282
4.80% 3/1/50	195,000	221,014
4.91% 7/23/25	450,000	516,029
5.05% 3/30/29	100,000	117,959
5.13% 7/1/49	200,000	230,894
5.38% 5/1/47	275,000	324,609
5.75% 4/1/48	225,000	279,990
6.38% 10/23/35	190,000	250,639
6.48% 10/23/45	565,000	750,683
Comcast
1.95% 1/15/31	175,000	178,232
2.35% 1/15/27	105,000	112,191
2.65% 2/1/30	100,000	108,730
2.75% 3/1/23	300,000	318,914
2.80% 1/15/51	140,000	143,083
3.13% 7/15/22	100,000	105,520
3.15% 3/1/26	350,000	391,630
3.15% 2/15/28	150,000	167,474
3.20% 7/15/36	150,000	166,733
3.25% 11/1/39	150,000	166,415
3.30% 2/1/27	250,000	280,295
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
3.30% 4/1/27	500,000	$ 562,046
3.38% 2/15/25	425,000	474,823
3.38% 8/15/25	65,000	72,374
3.40% 7/15/46	110,000	121,889
3.45% 2/1/50	110,000	124,678
3.55% 5/1/28	150,000	173,041
3.70% 4/15/24	195,000	216,397
3.75% 4/1/40	655,000	770,451
3.90% 3/1/38	150,000	178,058
3.95% 10/15/25	300,000	343,784
3.97% 11/1/47	362,000	437,189
4.00% 8/15/47	150,000	180,604
4.00% 3/1/48	150,000	184,169
4.00% 11/1/49	79,000	95,362
4.05% 11/1/52	258,000	316,412
4.15% 10/15/28	185,000	222,563
4.20% 8/15/34	83,000	100,976
4.25% 10/15/30	165,000	202,015
4.25% 1/15/33	200,000	245,537
4.40% 8/15/35	192,000	238,052
4.60% 10/15/38	195,000	248,330
4.60% 8/15/45	77,000	98,951
4.65% 7/15/42	24,000	30,903
4.70% 10/15/48	190,000	254,990
4.95% 10/15/58	190,000	270,102
6.40% 5/15/38	57,000	84,981
6.50% 11/15/35	200,000	304,111
7.05% 3/15/33	500,000	763,617
Discovery Communications
2.95% 3/20/23	66,000	69,339
3.80% 3/13/24	100,000	107,168
3.90% 11/15/24	150,000	164,142
3.95% 6/15/25	100,000	110,299
3.95% 3/20/28	200,000	223,448
4.13% 5/15/29	70,000	79,908
4.65% 5/15/50	400,000	453,620
4.88% 4/1/43	100,000	114,034
4.90% 3/11/26	100,000	115,065
5.20% 9/20/47	215,000	250,044
5.30% 5/15/49	65,000	79,285
6.35% 6/1/40	150,000	201,836
Fox 3.67% 1/25/22	50,000	52,338
FOX
4.03% 1/25/24	100,000	110,845
4.71% 1/25/29	705,000	846,716
5.48% 1/25/39	75,000	100,247
5.58% 1/25/49	90,000	126,620
Grupo Televisa
4.63% 1/30/26	200,000	218,320
6.63% 1/15/40	100,000	129,377
8.50% 3/11/32	200,000	291,162
NBCUniversal Media
2.88% 1/15/23	575,000	614,030

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
NBCUniversal Media (continued)
4.45% 1/15/43	675,000	$ 847,551
5.95% 4/1/41	200,000	296,710
Thomson Reuters
3.35% 5/15/26	55,000	59,771
4.30% 11/23/23	200,000	220,116
Time Warner Cable
4.00% 9/1/21	200,000	205,326
5.50% 9/1/41	100,000	120,274
5.88% 11/15/40	100,000	123,160
6.55% 5/1/37	200,000	263,038
6.75% 6/15/39	450,000	597,794
7.30% 7/1/38	150,000	207,693
Time Warner Entertainment
8.38% 3/15/23	250,000	292,953
8.38% 7/15/33	200,000	301,149
TWDC Enterprises 18
2.35% 12/1/22	300,000	312,316
2.45% 3/4/22	70,000	72,174
ViacomCBS
2.90% 1/15/27	100,000	104,957
3.38% 2/15/28	145,000	154,061
3.88% 4/1/24	200,000	215,205
4.00% 1/15/26	255,000	285,473
4.20% 5/19/32	50,000	55,471
4.38% 3/15/43	477,000	498,628
4.85% 7/1/42	150,000	159,280
4.90% 8/15/44	125,000	135,702
5.85% 9/1/43	150,000	177,337
6.88% 4/30/36	125,000	169,139
7.88% 7/30/30	200,000	288,873
Walt Disney
1.65% 9/1/22	70,000	71,628
1.75% 8/30/24	200,000	207,288
1.75% 1/13/26	145,000	149,183
1.85% 7/30/26	95,000	98,094
2.00% 9/1/29	735,000	755,516
2.65% 1/13/31	120,000	127,171
2.75% 9/1/49	180,000	175,620
2.95% 6/15/27	200,000	219,357
3.00% 2/13/26	300,000	330,768
3.00% 7/30/46	50,000	50,893
3.15% 9/17/25	100,000	110,473
3.38% 11/15/26	60,000	67,632
3.50% 5/13/40	200,000	217,930
3.60% 1/13/51	75,000	83,395
3.70% 10/15/25	40,000	45,175
3.70% 12/1/42	150,000	166,785
3.80% 5/13/60	890,000	1,019,168
4.13% 12/1/41	100,000	115,765
4.13% 6/1/44	83,000	100,183
4.70% 3/23/50	500,000	652,019
4.75% 9/15/44	60,000	76,812
4.75% 11/15/46	50,000	64,936
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Walt Disney (continued)
4.95% 10/15/45	30,000	$ 38,590
6.40% 12/15/35	229,000	343,677
6.65% 11/15/37	175,000	262,122
		29,351,127
Metal Fabricate & Hardware–0.03%
Precision Castparts
2.50% 1/15/23	200,000	209,580
3.25% 6/15/25	100,000	111,109
3.90% 1/15/43	50,000	55,480
4.38% 6/15/45	100,000	120,865
Timken 3.88% 9/1/24	70,000	73,443
Valmont Industries
5.00% 10/1/44	100,000	103,837
5.25% 10/1/54	100,000	104,133
		778,447
Mining–0.16%
Barrick Gold 5.25% 4/1/42	300,000	393,073
Barrick North America Finance 5.75% 5/1/43	150,000	209,859
Barrick PD Australia Finance 5.95% 10/15/39	100,000	134,205
BHP Billiton Finance USA
4.13% 2/24/42	125,000	155,013
5.00% 9/30/43	500,000	690,741
Kinross Gold 4.50% 7/15/27	400,000	436,758
Newmont
3.70% 3/15/23	27,000	27,963
4.88% 3/15/42	400,000	513,863
6.25% 10/1/39	100,000	141,646
Rio Tinto Alcan 6.13% 12/15/33	150,000	216,830
Rio Tinto Finance USA
3.75% 6/15/25	250,000	283,235
4.13% 8/21/42	150,000	187,907
5.20% 11/2/40	100,000	141,556
7.13% 7/15/28	75,000	105,115
Southern Copper
3.50% 11/8/22	89,000	93,227
5.25% 11/8/42	150,000	177,554
5.88% 4/23/45	69,000	89,066
6.75% 4/16/40	110,000	148,933
7.50% 7/27/35	200,000	279,584
Teck Resources 3.90% 7/15/30	125,000	124,721
		4,550,849
Miscellaneous Manufacturing–0.30%
3M
1.75% 2/14/23	100,000	103,154
2.00% 6/26/22	400,000	412,596
2.00% 2/14/25	100,000	105,312

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
3M (continued)
2.25% 3/15/23	70,000	$ 73,144
2.38% 8/26/29	150,000	161,699
2.75% 3/1/22	65,000	67,383
2.88% 10/15/27	150,000	166,766
3.00% 8/7/25	100,000	110,569
3.25% 2/14/24	100,000	109,047
3.25% 8/26/49	85,000	94,529
3.38% 3/1/29	100,000	115,126
3.63% 10/15/47	150,000	173,488
3.88% 6/15/44	150,000	183,078
4.00% 9/14/48	65,000	80,528
Carlisle
3.50% 12/1/24	95,000	102,798
3.75% 12/1/27	100,000	109,624
Eaton
2.75% 11/2/22	250,000	262,967
3.10% 9/15/27	100,000	110,858
3.92% 9/15/47	100,000	115,884
4.15% 11/2/42	150,000	177,250
General Electric
3.45% 5/15/24	800,000	852,548
3.63% 5/1/30	1,000,000	1,000,895
4.13% 10/9/42	25,000	23,745
4.25% 5/1/40	500,000	491,616
4.35% 5/1/50	55,000	54,507
5.88% 1/14/38	272,000	304,298
6.75% 3/15/32	224,000	274,244
6.88% 1/10/39	201,000	247,042
Illinois Tool Works
2.65% 11/15/26	150,000	165,454
3.38% 9/15/21	60,000	61,628
3.90% 9/1/42	150,000	185,478
4.88% 9/15/41	100,000	136,017
Parker-Hannifin
2.70% 6/14/24	35,000	37,257
3.25% 6/14/29	55,000	60,757
3.30% 11/21/24	60,000	65,198
4.00% 6/14/49	55,000	63,313
6.25% 5/15/38	350,000	468,542
Textron
3.00% 6/1/30	100,000	99,533
3.38% 3/1/28	50,000	51,109
3.65% 3/15/27	50,000	51,784
3.88% 3/1/25	170,000	180,887
Trane Technologies Global Holding
3.75% 8/21/28	100,000	110,923
4.25% 6/15/23	250,000	275,871
4.30% 2/21/48	100,000	113,115
5.75% 6/15/43	100,000	130,650
		8,342,211
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Furnishings–0.00%
Steelcase 5.13% 1/18/29	100,000	$ 106,143
		106,143
Oil & Gas–1.20%
BP Capital Markets
3.28% 9/19/27	150,000	163,818
3.54% 11/4/24	100,000	110,302
3.72% 11/28/28	90,000	101,981
3.99% 9/26/23	250,000	274,536
BP Capital Markets America
2.11% 9/16/21	250,000	254,504
2.52% 9/19/22	150,000	155,757
2.75% 5/10/23	250,000	264,159
3.00% 2/24/50	90,000	88,616
3.02% 1/16/27	250,000	270,656
3.12% 5/4/26	75,000	81,783
3.22% 11/28/23	150,000	161,160
3.25% 5/6/22	200,000	209,687
3.41% 2/11/26	200,000	221,195
3.79% 2/6/24	280,000	306,486
4.23% 11/6/28	700,000	813,198
Burlington Resources 7.20% 8/15/31	100,000	143,093
Canadian Natural Resources
2.05% 7/15/25	50,000	50,100
2.95% 1/15/23	200,000	206,352
2.95% 7/15/30	50,000	49,611
3.80% 4/15/24	43,000	45,655
3.90% 2/1/25	200,000	214,174
4.95% 6/1/47	100,000	109,465
5.85% 2/1/35	200,000	231,259
6.25% 3/15/38	150,000	178,855
Chevron
1.14% 5/11/23	35,000	35,603
1.55% 5/11/25	165,000	169,492
2.24% 5/11/30	125,000	130,848
2.50% 3/3/22	200,000	206,947
2.57% 5/16/23	200,000	210,928
2.90% 3/3/24	150,000	161,427
2.95% 5/16/26	200,000	221,512
2.98% 5/11/40	75,000	80,205
3.08% 5/11/50	625,000	663,154
3.19% 6/24/23	200,000	214,221
3.33% 11/17/25	150,000	167,883
Cimarex Energy
3.90% 5/15/27	215,000	216,483
4.38% 3/15/29	50,000	51,380
CNOOC Finance
3.00% 5/9/23	250,000	260,805
3.50% 5/5/25	200,000	217,891
4.20% 5/5/45	200,000	238,958
4.25% 5/9/43	400,000	476,885
Concho Resources
3.75% 10/1/27	95,000	101,294

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Concho Resources (continued)
4.30% 8/15/28	100,000	$ 109,836
4.38% 1/15/25	100,000	103,209
4.85% 8/15/48	75,000	84,625
4.88% 10/1/47	75,000	84,363
ConocoPhillips
4.30% 11/15/44	150,000	182,948
4.95% 3/15/26	250,000	299,821
5.95% 3/15/46	100,000	145,724
6.50% 2/1/39	380,000	553,298
6.95% 4/15/29	200,000	278,675
Devon Energy
4.75% 5/15/42	100,000	86,818
5.00% 6/15/45	70,000	62,696
5.60% 7/15/41	100,000	97,595
5.85% 12/15/25	150,000	165,593
Diamondback Energy
2.88% 12/1/24	155,000	155,256
3.25% 12/1/26	110,000	110,598
3.50% 12/1/29	200,000	193,214
4.75% 5/31/25	65,000	69,515
Ecopetrol
4.13% 1/16/25	500,000	501,255
5.38% 6/26/26	210,000	219,950
5.88% 9/18/23	200,000	214,000
5.88% 5/28/45	155,000	162,215
EOG Resources
2.63% 3/15/23	150,000	157,155
3.90% 4/1/35	150,000	174,901
4.15% 1/15/26	100,000	115,507
Equinor
1.75% 1/22/26	220,000	225,345
2.38% 5/22/30	200,000	207,876
2.45% 1/17/23	200,000	209,188
2.65% 1/15/24	100,000	106,423
3.15% 1/23/22	200,000	208,054
3.25% 11/18/49	110,000	116,859
3.63% 9/10/28	150,000	172,478
3.95% 5/15/43	250,000	290,148
4.80% 11/8/43	150,000	196,533
5.10% 8/17/40	200,000	270,215
Exxon Mobil
1.57% 4/15/23	600,000	615,272
1.90% 8/16/22	80,000	82,558
2.02% 8/16/24	200,000	208,844
2.28% 8/16/26	200,000	213,223
2.44% 8/16/29	200,000	212,063
2.73% 3/1/23	170,000	178,844
3.00% 8/16/39	200,000	211,536
3.04% 3/1/26	750,000	824,221
3.10% 8/16/49	200,000	208,604
3.57% 3/6/45	200,000	223,832
4.11% 3/1/46	165,000	199,960
4.33% 3/19/50	900,000	1,127,533
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Hess
4.30% 4/1/27	150,000	$ 155,243
5.60% 2/15/41	200,000	209,803
5.80% 4/1/47	150,000	162,749
7.13% 3/15/33	100,000	116,672
7.30% 8/15/31	250,000	291,954
Husky Energy
3.95% 4/15/22	150,000	153,248
4.00% 4/15/24	50,000	51,284
4.40% 4/15/29	150,000	149,908
Marathon Oil
2.80% 11/1/22	125,000	125,131
4.40% 7/15/27	100,000	98,139
6.60% 10/1/37	100,000	99,277
Marathon Petroleum
3.63% 9/15/24	250,000	266,563
3.80% 4/1/28	120,000	127,189
4.50% 4/1/48	50,000	51,269
4.75% 12/15/23	150,000	164,606
5.13% 12/15/26	150,000	172,596
6.50% 3/1/41	145,000	179,912
Nexen
6.40% 5/15/37	150,000	211,919
7.50% 7/30/39	200,000	321,651
Noble Energy
3.25% 10/15/29	100,000	90,301
3.85% 1/15/28	150,000	144,896
4.20% 10/15/49	100,000	82,464
5.05% 11/15/44	300,000	272,610
6.00% 3/1/41	135,000	129,553
Ovintiv 3.90% 11/15/21	200,000	199,510
Phillips 66
3.90% 3/15/28	200,000	225,902
4.65% 11/15/34	350,000	413,941
4.88% 11/15/44	180,000	222,767
5.88% 5/1/42	250,000	338,038
Pioneer Natural Resources 4.45% 1/15/26	100,000	115,716
Shell International Finance
1.75% 9/12/21	150,000	152,141
2.38% 8/21/22	250,000	260,839
2.50% 9/12/26	150,000	161,343
2.75% 4/6/30	800,000	867,160
2.88% 5/10/26	400,000	438,039
3.25% 5/11/25	350,000	387,371
3.75% 9/12/46	150,000	170,842
4.00% 5/10/46	350,000	413,178
4.13% 5/11/35	156,000	190,241
4.38% 5/11/45	167,000	206,942
4.55% 8/12/43	600,000	753,654
5.50% 3/25/40	100,000	141,455
6.38% 12/15/38	300,000	449,666
Suncor Energy
3.60% 12/1/24	250,000	269,901

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Suncor Energy (continued)
4.00% 11/15/47	70,000	$ 73,218
5.95% 5/15/35	200,000	237,070
6.50% 6/15/38	250,000	316,822
6.80% 5/15/38	100,000	129,464
6.85% 6/1/39	100,000	132,165
7.15% 2/1/32	25,000	31,753
9.25% 10/15/21	50,000	54,642
Total Capital 3.88% 10/11/28	200,000	232,341
Total Capital Canada 2.75% 7/15/23	300,000	320,956
Total Capital International
2.22% 7/12/21	65,000	66,080
2.43% 1/10/25	100,000	106,466
2.70% 1/25/23	200,000	210,870
2.83% 1/10/30	100,000	108,740
2.88% 2/17/22	200,000	207,600
3.13% 5/29/50	200,000	204,150
3.46% 2/19/29	200,000	227,379
3.46% 7/12/49	100,000	107,947
3.70% 1/15/24	100,000	110,518
Total Capital International S.A.
2.99% 6/29/41	200,000	203,830
3.39% 6/29/60	200,000	205,842
Valero Energy
3.65% 3/15/25	100,000	109,025
4.00% 4/1/29	100,000	111,265
4.35% 6/1/28	175,000	198,057
4.90% 3/15/45	150,000	176,516
6.63% 6/15/37	300,000	396,947
7.50% 4/15/32	100,000	137,613
		33,795,553
Oil & Gas Services–0.10%
Baker Hughes 2.77% 12/15/22	200,000	208,705
Baker Hughes a GE Co.
3.34% 12/15/27	250,000	266,318
4.08% 12/15/47	200,000	207,942
4.49% 5/1/30	30,000	34,529
Baker Hughes Holdings 5.13% 9/15/40	200,000	240,872
Halliburton
2.92% 3/1/30	150,000	142,260
3.25% 11/15/21	200,000	204,368
3.80% 11/15/25	18,000	19,496
4.75% 8/1/43	200,000	197,456
4.85% 11/15/35	100,000	105,174
5.00% 11/15/45	283,000	292,374
7.45% 9/15/39	200,000	257,934
National Oilwell Varco
2.60% 12/1/22	57,000	57,367
3.95% 12/1/42	150,000	125,316
Schlumberger Investment 3.65% 12/1/23	204,000	219,347
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Schlumberger Investment SA 2.65% 6/26/30	150,000	$ 153,719
TechnipFMC 3.45% 10/1/22	100,000	101,713
		2,834,890
Packaging & Containers–0.06%
Bemis 4.50% 10/15/21	300,000	307,503
Packaging Corporation of America
3.40% 12/15/27	70,000	77,102
4.50% 11/1/23	150,000	165,101
Packagingof America
3.00% 12/15/29	50,000	54,130
4.05% 12/15/49	25,000	29,824
Sonoco Products 5.75% 11/1/40	100,000	122,555
WestRock MWV 8.20% 1/15/30	150,000	211,388
WestRock RKT 4.90% 3/1/22	200,000	212,821
WRKCo
3.00% 9/15/24	100,000	106,329
3.75% 3/15/25	100,000	110,840
3.90% 6/1/28	50,000	55,313
4.00% 3/15/28	100,000	111,739
4.20% 6/1/32	50,000	58,248
		1,622,893
Pharmaceuticals–1.90%
AbbVie
2.15% 11/19/21	265,000	269,918
2.30% 11/21/22	195,000	201,569
2.60% 11/21/24	760,000	809,309
2.85% 5/14/23	150,000	158,206
2.95% 11/21/26	250,000	273,554
3.20% 11/6/22	225,000	236,320
3.20% 5/14/26	200,000	222,486
3.20% 11/21/29	525,000	583,852
3.25% 10/1/22	250,000	261,538
3.45% 3/15/22	500,000	519,456
3.60% 5/14/25	600,000	666,217
3.80% 3/15/25	500,000	557,518
4.05% 11/21/39	250,000	289,952
4.25% 11/21/49	525,000	629,324
4.30% 5/14/36	150,000	177,476
4.40% 11/6/42	300,000	361,692
4.45% 5/14/46	200,000	242,755
4.50% 5/14/35	600,000	739,980
4.55% 3/15/35	250,000	307,854
4.63% 10/1/42	125,000	152,987
4.70% 5/14/45	665,000	832,829
4.75% 3/15/45	400,000	495,114
4.85% 6/15/44	150,000	187,007
AmerisourceBergen
2.80% 5/15/30	50,000	52,658
3.40% 5/15/24	250,000	270,447
3.45% 12/15/27	100,000	112,765

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AmerisourceBergen (continued)
4.30% 12/15/47	100,000	$ 112,163
AstraZeneca
2.38% 6/12/22	150,000	155,324
3.13% 6/12/27	150,000	167,032
3.38% 11/16/25	150,000	168,613
3.50% 8/17/23	100,000	108,131
4.00% 1/17/29	105,000	128,606
4.00% 9/18/42	150,000	182,609
4.38% 11/16/45	95,000	123,513
4.38% 8/17/48	125,000	164,661
6.45% 9/15/37	250,000	377,645
Becton Dickinson & Co.
2.89% 6/6/22	535,000	553,616
3.70% 6/6/27	196,000	219,284
4.67% 6/6/47	125,000	154,717
Becton Dickinson and Co
3.36% 6/6/24	150,000	161,735
3.73% 12/15/24	350,000	385,357
Becton Dickinson and Co. 3.79% 5/20/50	200,000	222,595
Bristol-Myers Squibb
2.00% 8/1/22	100,000	102,845
2.60% 5/16/22	150,000	155,957
2.75% 2/15/23	200,000	210,875
2.90% 7/26/24	620,000	670,708
3.20% 6/15/26	120,000	134,668
3.25% 8/15/22	250,000	264,039
3.25% 2/20/23	150,000	159,629
3.25% 8/1/42	100,000	112,634
3.45% 11/15/27	200,000	230,173
3.63% 5/15/24	200,000	220,255
3.88% 8/15/25	200,000	227,517
3.90% 2/20/28	250,000	294,148
4.00% 8/15/23	100,000	110,240
4.25% 10/26/49	210,000	278,824
4.35% 11/15/47	200,000	265,643
4.50% 3/1/44	500,000	682,226
4.55% 2/20/48	250,000	341,330
4.63% 5/15/44	300,000	401,522
5.00% 8/15/45	110,000	155,046
Bristol-Myers Squibb 4.13% 6/15/39	85,000	108,547
Cardinal Health
2.62% 6/15/22	150,000	154,803
3.08% 6/15/24	100,000	106,440
3.20% 3/15/23	100,000	105,770
3.41% 6/15/27	250,000	279,854
3.75% 9/15/25	100,000	111,621
4.37% 6/15/47	100,000	111,197
4.90% 9/15/45	100,000	115,690
Cigna
2.40% 3/15/30	150,000	155,623
3.05% 10/15/27	395,000	429,238
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cigna (continued)
3.20% 3/15/40	105,000	$ 111,190
3.25% 4/15/25	400,000	436,685
3.40% 9/17/21	120,000	124,057
3.40% 3/15/50	85,000	91,570
3.75% 7/15/23	183,000	198,677
3.88% 10/15/47	400,000	458,633
4.13% 11/15/25	790,000	908,126
4.38% 10/15/28	200,000	236,686
4.80% 8/15/38	145,000	183,675
4.90% 12/15/48	145,000	191,658
6.13% 11/15/41	300,000	428,324
CVS Health
2.63% 8/15/24	65,000	69,404
2.75% 12/1/22	200,000	208,728
2.88% 6/1/26	250,000	270,683
3.00% 8/15/26	65,000	71,069
3.25% 8/15/29	85,000	93,894
3.50% 7/20/22	200,000	210,706
3.63% 4/1/27	400,000	449,322
3.70% 3/9/23	500,000	537,247
3.75% 4/1/30	800,000	919,912
3.88% 7/20/25	400,000	449,199
4.00% 12/5/23	200,000	219,384
4.30% 3/25/28	830,000	970,346
4.78% 3/25/38	810,000	1,006,211
4.88% 7/20/35	225,000	284,048
5.05% 3/25/48	1,085,000	1,411,333
5.13% 7/20/45	215,000	276,927
Eli Lilly & Co. 2.35% 5/15/22	75,000	77,884
Eli Lilly and
3.38% 3/15/29	460,000	532,181
3.95% 3/15/49	250,000	320,298
4.15% 3/15/59	250,000	328,062
GlaxoSmithKline Capital
2.85% 5/8/22	250,000	260,801
2.88% 6/1/22	200,000	209,023
3.00% 6/1/24	140,000	151,362
3.38% 6/1/29	165,000	189,700
3.63% 5/15/25	510,000	575,591
5.38% 4/15/34	100,000	136,622
6.38% 5/15/38	450,000	684,374
Johnson & Johnson
2.05% 3/1/23	150,000	156,221
2.25% 3/3/22	200,000	206,101
2.45% 12/5/21	150,000	154,359
2.45% 3/1/26	150,000	164,231
2.63% 1/15/25	150,000	163,129
2.90% 1/15/28	550,000	618,858
2.95% 3/3/27	200,000	223,290
3.40% 1/15/38	150,000	177,145
3.50% 1/15/48	95,000	119,037
3.55% 3/1/36	70,000	82,583
3.70% 3/1/46	80,000	100,033

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
3.75% 3/3/47	200,000	$ 252,313
4.38% 12/5/33	183,000	240,623
4.85% 5/15/41	100,000	141,895
5.85% 7/15/38	100,000	152,167
McKesson
2.70% 12/15/22	100,000	104,169
3.80% 3/15/24	200,000	219,372
4.75% 5/30/29	200,000	241,521
Mead Johnson Nutrition
4.13% 11/15/25	95,000	110,001
5.90% 11/1/39	50,000	69,895
Merck &
2.35% 6/24/40	145,000	147,527
2.45% 6/24/50	100,000	100,361
Merck & Co.
0.75% 2/24/26	515,000	514,573
1.45% 6/24/30	105,000	105,211
2.40% 9/15/22	150,000	156,471
2.75% 2/10/25	400,000	435,240
2.80% 5/18/23	250,000	267,002
2.90% 3/7/24	90,000	97,320
3.40% 3/7/29	200,000	230,719
3.60% 9/15/42	100,000	118,985
3.90% 3/7/39	200,000	241,100
4.00% 3/7/49	135,000	175,174
4.15% 5/18/43	242,000	311,190
Mylan
3.95% 6/15/26	250,000	279,513
4.55% 4/15/28	150,000	172,308
5.20% 4/15/48	150,000	184,451
5.25% 6/15/46	160,000	198,322
5.40% 11/29/43	133,000	167,354
Novartis Capital
1.75% 2/14/25	150,000	156,859
2.00% 2/14/27	150,000	158,969
2.20% 8/14/30	150,000	158,679
2.40% 5/17/22	200,000	207,536
2.75% 8/14/50	100,000	105,600
3.00% 11/20/25	250,000	277,519
3.10% 5/17/27	125,000	140,129
3.40% 5/6/24	250,000	274,900
3.70% 9/21/42	150,000	182,388
4.40% 5/6/44	250,000	336,992
Perrigo Finance Unlimited
3.15% 6/15/30	200,000	201,674
4.38% 3/15/26	200,000	218,109
Pfizer
0.80% 5/28/25	125,000	124,922
1.70% 5/28/30	125,000	127,182
2.20% 12/15/21	150,000	154,101
2.55% 5/28/40	100,000	103,786
2.70% 5/28/50	115,000	118,587
2.75% 6/3/26	150,000	166,581
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer (continued)
2.80% 3/11/22	65,000	$ 67,683
2.95% 3/15/24	150,000	162,302
3.00% 9/15/21	110,000	113,574
3.00% 6/15/23	200,000	214,579
3.20% 9/15/23	150,000	161,808
3.40% 5/15/24	400,000	443,078
3.45% 3/15/29	250,000	292,060
3.60% 9/15/28	250,000	294,256
3.90% 3/15/39	50,000	61,685
4.00% 12/15/36	100,000	122,581
4.00% 3/15/49	200,000	255,926
4.10% 9/15/38	150,000	186,452
4.20% 9/15/48	100,000	130,007
7.20% 3/15/39	300,000	507,109
Sanofi
3.38% 6/19/23	150,000	162,291
3.63% 6/19/28	150,000	176,306
Shire Acquisitions Investments Ireland
2.40% 9/23/21	500,000	509,994
2.88% 9/23/23	300,000	317,751
3.20% 9/23/26	300,000	332,762
Takeda Pharmaceutical
2.05% 3/31/30	200,000	197,958
3.03% 7/9/40	200,000	201,525
3.18% 7/9/50	200,000	200,777
3.38% 7/9/60	200,000	200,015
5.00% 11/26/28	200,000	246,538
Upjohn
1.13% 6/22/22	500,000	502,684
1.65% 6/22/25	180,000	183,502
2.70% 6/22/30	95,000	97,604
4.00% 6/22/50	95,000	101,681
Wyeth
5.95% 4/1/37	350,000	510,843
6.00% 2/15/36	100,000	144,839
6.50% 2/1/34	100,000	155,535
Zoetis
2.00% 5/15/30	200,000	203,971
3.00% 9/12/27	100,000	110,321
3.00% 5/15/50	145,000	149,064
3.25% 8/20/21	25,000	25,710
3.25% 2/1/23	163,000	172,034
3.90% 8/20/28	50,000	58,875
3.95% 9/12/47	100,000	119,714
4.45% 8/20/48	50,000	64,489
4.50% 11/13/25	200,000	233,436
4.70% 2/1/43	150,000	198,122
		53,384,756
Pipelines–0.95%
Boardwalk Pipelines
3.38% 2/1/23	100,000	100,328
4.45% 7/15/27	70,000	73,523

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Boardwalk Pipelines (continued)
4.95% 12/15/24	50,000	$ 53,540
5.95% 6/1/26	50,000	56,241
Cheniere Corpus Christi Holdings
3.70% 11/15/29	230,000	235,509
5.13% 6/30/27	500,000	548,613
Columbia Pipeline Group
4.50% 6/1/25	250,000	283,982
5.80% 6/1/45	100,000	121,856
Enable Midstream Partners
3.90% 5/15/24	200,000	195,906
4.40% 3/15/27	100,000	92,136
5.00% 5/15/44	70,000	56,019
Enbridge
2.90% 7/15/22	200,000	207,491
3.50% 6/10/24	100,000	108,507
3.70% 7/15/27	200,000	220,640
4.00% 10/1/23	150,000	162,563
4.25% 12/1/26	100,000	113,805
4.50% 6/10/44	100,000	112,118
5.50% 12/1/46	100,000	126,866
Enbridge Energy Partners 7.50% 4/15/38	300,000	412,067
Energy Transfer Operating
2.90% 5/15/25	95,000	97,277
3.60% 2/1/23	100,000	103,453
3.75% 5/15/30	105,000	103,755
4.05% 3/15/25	100,000	106,422
4.20% 9/15/23	50,000	53,125
4.20% 4/15/27	150,000	156,937
4.75% 1/15/26	400,000	436,849
4.95% 6/15/28	75,000	80,527
5.00% 5/15/50	315,000	297,617
5.15% 3/15/45	150,000	142,246
5.20% 2/1/22	250,000	261,609
5.30% 4/15/47	150,000	144,764
5.80% 6/15/38	100,000	101,883
5.95% 10/1/43	125,000	127,645
6.13% 12/15/45	400,000	415,932
6.50% 2/1/42	150,000	161,786
7.50% 7/1/38	200,000	235,125
Energy Transfer Partners 6.00% 6/15/48	100,000	103,731
Enterprise Products Operating
3.13% 7/31/29	150,000	160,525
3.35% 3/15/23	350,000	370,896
3.50% 2/1/22	75,000	78,186
3.70% 2/15/26	150,000	168,570
3.75% 2/15/25	340,000	376,098
3.90% 2/15/24	200,000	218,858
3.95% 2/15/27	245,000	279,306
4.05% 2/15/22	100,000	105,502
4.15% 10/16/28	100,000	114,249
4.20% 1/31/50	100,000	110,645
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating (continued)
4.25% 2/15/48	90,000	$ 97,895
4.45% 2/15/43	125,000	138,106
4.80% 2/1/49	100,000	118,385
4.85% 8/15/42	200,000	229,884
4.85% 3/15/44	125,000	144,614
4.90% 5/15/46	100,000	115,788
5.70% 2/15/42	150,000	186,565
5.95% 2/1/41	100,000	127,883
6.13% 10/15/39	50,000	63,549
7.55% 4/15/38	100,000	138,722
Kinder Morgan
3.15% 1/15/23	250,000	261,226
4.30% 6/1/25	200,000	222,963
4.30% 3/1/28	200,000	226,621
5.20% 3/1/48	150,000	182,109
5.55% 6/1/45	700,000	849,709
Kinder Morgan Energy Partners
3.50% 9/1/23	200,000	212,404
3.95% 9/1/22	100,000	105,410
5.00% 3/1/43	250,000	274,605
5.80% 3/15/35	150,000	172,460
6.50% 9/1/39	100,000	125,865
6.55% 9/15/40	200,000	252,061
7.75% 3/15/32	200,000	269,736
Magellan Midstream Partners
3.95% 3/1/50	100,000	101,142
4.20% 10/3/47	100,000	103,426
4.25% 9/15/46	180,000	188,071
5.00% 3/1/26	100,000	115,103
MPLX
3.38% 3/15/23	275,000	287,387
3.50% 12/1/22	40,000	41,676
4.00% 3/15/28	175,000	184,379
4.13% 3/1/27	165,000	176,026
4.25% 12/1/27	50,000	54,199
4.50% 4/15/38	290,000	289,901
4.70% 4/15/48	115,000	117,899
4.88% 12/1/24	500,000	555,332
4.90% 4/15/58	50,000	50,207
5.20% 3/1/47	165,000	177,124
5.20% 12/1/47	90,000	94,629
ONEOK
2.20% 9/15/25	100,000	98,148
2.75% 9/1/24	150,000	150,995
3.10% 3/15/30	100,000	95,653
3.40% 9/1/29	150,000	145,871
4.00% 7/13/27	85,000	86,260
4.45% 9/1/49	60,000	55,650
4.50% 3/15/50	100,000	93,055
4.55% 7/15/28	150,000	157,239
4.95% 7/13/47	100,000	96,284
5.20% 7/15/48	75,000	74,692

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK Partners
3.38% 10/1/22	150,000	$ 155,309
4.90% 3/15/25	100,000	108,562
6.13% 2/1/41	100,000	107,302
6.20% 9/15/43	178,000	189,606
6.65% 10/1/36	100,000	111,888
Phillips 66 Partners
2.45% 12/15/24	100,000	102,928
3.15% 12/15/29	100,000	102,358
3.55% 10/1/26	100,000	108,372
3.75% 3/1/28	50,000	53,360
4.68% 2/15/45	40,000	42,964
4.90% 10/1/46	100,000	108,270
Plains All American Pipeline
4.30% 1/31/43	100,000	86,867
4.50% 12/15/26	100,000	105,919
4.65% 10/15/25	200,000	213,580
4.70% 6/15/44	600,000	541,364
5.15% 6/1/42	200,000	193,567
6.65% 1/15/37	125,000	135,661
Sabine Pass Liquefaction
4.20% 3/15/28	70,000	75,073
4.50% 5/15/30	55,000	60,730
5.63% 3/1/25	545,000	622,896
5.75% 5/15/24	545,000	613,752
Spectra Energy Partners
3.38% 10/15/26	145,000	156,019
4.50% 3/15/45	50,000	56,547
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	206,778
3.90% 7/15/26	100,000	105,188
4.00% 10/1/27	245,000	250,997
5.30% 4/1/44	200,000	192,906
5.40% 10/1/47	245,000	241,003
5.95% 12/1/25	100,000	114,023
TC PipeLines 4.38% 3/13/25	150,000	160,725
Tennessee Gas Pipeline 7.63% 4/1/37	150,000	199,063
TransCanada PipeLines
2.50% 8/1/22	150,000	154,841
3.75% 10/16/23	150,000	161,986
4.25% 5/15/28	150,000	172,548
4.63% 3/1/34	200,000	229,816
4.75% 5/15/38	150,000	176,263
4.88% 1/15/26	100,000	118,006
4.88% 5/15/48	150,000	185,347
6.10% 6/1/40	100,000	130,928
7.25% 8/15/38	100,000	144,291
7.63% 1/15/39	250,000	386,959
Transcontinental Gas Pipe Line
3.25% 5/15/30	100,000	106,791
3.95% 5/15/50	200,000	214,039
4.00% 3/15/28	100,000	111,958
4.45% 8/1/42	100,000	109,450
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Transcontinental Gas Pipe Line (continued)
4.60% 3/15/48	100,000	$ 113,701
Valero Energy Partners
4.38% 12/15/26	85,000	96,491
4.50% 3/15/28	100,000	114,743
Williams
3.50% 11/15/30	350,000	368,171
3.70% 1/15/23	65,000	68,697
3.75% 6/15/27	250,000	266,665
4.00% 11/15/21	100,000	103,271
4.30% 3/4/24	195,000	211,855
4.85% 3/1/48	70,000	76,541
5.75% 6/24/44	95,000	109,560
6.30% 4/15/40	470,000	563,280
Williams Partners 4.55% 6/24/24	245,000	271,854
		26,793,765
Private Equity–0.01%
Brookfield Asset Management 4.00% 1/15/25	150,000	165,168
		165,168
Real Estate–0.01%
CBRE Services 4.88% 3/1/26	300,000	341,433
		341,433
Real Estate Investment Trusts–0.94%
Alexandria Real Estate Equities
2.75% 12/15/29	100,000	106,650
3.38% 8/15/31	60,000	66,911
3.45% 4/30/25	100,000	111,313
3.95% 1/15/27	25,000	28,025
3.95% 1/15/28	100,000	114,057
4.00% 2/1/50	100,000	122,047
4.30% 1/15/26	250,000	284,540
4.50% 7/30/29	110,000	131,749
American Campus Communities Operating Partnership
3.63% 11/15/27	55,000	56,493
4.13% 7/1/24	100,000	105,088
American Campus Communities Operating Partnership L.P. 3.88% 1/30/31	35,000	36,682
American Campus Communities Operating Partnership LP 2.85% 2/1/30	70,000	67,596
American Tower
1.30% 9/15/25	25,000	25,079
2.10% 6/15/30	25,000	25,052
2.25% 1/15/22	200,000	204,991
2.95% 1/15/25	100,000	108,718
3.00% 6/15/23	100,000	106,645
3.10% 6/15/50	50,000	49,127

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower (continued)
3.13% 1/15/27	200,000	$ 218,862
3.38% 10/15/26	200,000	222,444
3.45% 9/15/21	250,000	258,647
3.50% 1/31/23	250,000	267,116
3.60% 1/15/28	100,000	111,647
3.80% 8/15/29	65,000	73,860
4.00% 6/1/25	100,000	112,577
4.70% 3/15/22	225,000	240,541
5.00% 2/15/24	100,000	113,858
AvalonBay Communities
2.45% 1/15/31	105,000	111,830
2.90% 10/15/26	50,000	54,053
3.20% 1/15/28	85,000	94,358
3.30% 6/1/29	60,000	67,611
3.45% 6/1/25	100,000	111,411
3.50% 11/15/24	200,000	218,527
3.50% 11/15/25	50,000	55,459
3.90% 10/15/46	50,000	60,138
4.15% 7/1/47	50,000	63,166
Boston Properties
2.75% 10/1/26	300,000	321,440
3.20% 1/15/25	100,000	107,637
3.40% 6/21/29	150,000	165,442
3.65% 2/1/26	100,000	110,760
3.85% 2/1/23	125,000	133,472
4.50% 12/1/28	70,000	83,703
Brandywine Operating Partnership
3.95% 2/15/23	50,000	51,497
3.95% 11/15/27	50,000	51,330
Brixmor Operating Partnership
3.25% 9/15/23	150,000	153,261
3.85% 2/1/25	70,000	72,287
3.90% 3/15/27	100,000	102,793
4.13% 6/15/26	50,000	52,290
Brixmor Operating Partnership L.P. 4.05% 7/1/30	50,000	51,072
Camden Property Trust
3.15% 7/1/29	125,000	138,551
3.35% 11/1/49	40,000	42,899
CC Holdings GS V 3.85% 4/15/23	150,000	162,004
Columbia Property Trust Operating Partnership 3.65% 8/15/26	100,000	103,309
Crown Castle International
2.25% 1/15/31	40,000	40,289
3.15% 7/15/23	110,000	117,387
3.20% 9/1/24	105,000	113,939
3.25% 1/15/51	150,000	149,695
3.65% 9/1/27	140,000	155,931
3.70% 6/15/26	365,000	407,081
3.80% 2/15/28	150,000	168,568
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Crown Castle International (continued)
4.00% 3/1/27	40,000	$ 45,456
4.45% 2/15/26	365,000	418,394
4.75% 5/15/47	25,000	30,918
5.20% 2/15/49	100,000	132,719
CubeSmart
3.00% 2/15/30	100,000	106,098
3.13% 9/1/26	50,000	53,180
4.38% 12/15/23	65,000	70,955
4.38% 2/15/29	30,000	34,866
CyrusOne
2.90% 11/15/24	75,000	78,692
3.45% 11/15/29	85,000	88,481
Digital Realty Trust
2.75% 2/1/23	50,000	52,404
3.60% 7/1/29	65,000	74,610
3.70% 8/15/27	100,000	114,061
3.95% 7/1/22	150,000	158,925
4.75% 10/1/25	100,000	115,376
Duke Realty 3.75% 12/1/24	250,000	274,862
Duke Realty L.P. 1.75% 7/1/30	100,000	99,313
EPR Properties
4.50% 6/1/27	100,000	92,750
4.75% 12/15/26	100,000	95,496
4.95% 4/15/28	100,000	95,468
Equinix
1.25% 7/15/25	55,000	54,986
2.15% 7/15/30	55,000	54,331
2.63% 11/18/24	125,000	133,077
2.90% 11/18/26	90,000	97,013
3.00% 7/15/50	45,000	43,794
3.20% 11/18/29	90,000	97,693
5.38% 5/15/27	160,000	174,560
5.88% 1/15/26	205,000	215,742
ERP Operating
2.50% 2/15/30	100,000	106,655
2.85% 11/1/26	140,000	152,052
3.00% 7/1/29	100,000	110,515
3.38% 6/1/25	100,000	109,926
4.15% 12/1/28	100,000	118,324
4.50% 7/1/44	150,000	194,334
4.50% 6/1/45	50,000	65,133
4.63% 12/15/21	90,000	94,293
Essex Portfolio
3.00% 1/15/30	100,000	108,782
3.25% 5/1/23	100,000	105,303
3.38% 4/15/26	50,000	54,242
3.63% 5/1/27	200,000	221,940
4.00% 3/1/29	100,000	116,220
Federal Realty Investment Trust
3.25% 7/15/27	100,000	104,676
3.95% 1/15/24	100,000	106,419
4.50% 12/1/44	100,000	112,307

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
GLP Capital
3.35% 9/1/24	85,000	$ 84,932
4.00% 1/15/30	95,000	94,463
5.25% 6/1/25	75,000	81,556
5.38% 11/1/23	75,000	79,830
5.38% 4/15/26	145,000	158,468
5.75% 6/1/28	75,000	82,627
Healthcare Realty Trust 2.40% 3/15/30	100,000	95,119
Healthcare Trust of America Holdings
3.10% 2/15/30	50,000	50,435
3.50% 8/1/26	95,000	102,637
3.75% 7/1/27	50,000	52,750
Healthpeak Properties
3.00% 1/15/30	150,000	156,914
3.88% 8/15/24	200,000	219,830
4.00% 6/1/25	250,000	276,877
4.25% 11/15/23	5,000	5,442
Highwoods Realty
3.88% 3/1/27	60,000	63,376
4.20% 4/15/29	100,000	107,441
Host Hotels & Resorts
3.38% 12/15/29	150,000	143,404
4.75% 3/1/23	150,000	156,456
Hudson Pacific Properties
3.95% 11/1/27	25,000	25,905
4.65% 4/1/29	100,000	108,019
Kilroy Realty
3.05% 2/15/30	100,000	99,205
3.45% 12/15/24	100,000	104,831
4.25% 8/15/29	150,000	163,597
Kimco Realty
2.70% 3/1/24	100,000	102,764
2.80% 10/1/26	100,000	102,582
3.30% 2/1/25	120,000	125,933
3.40% 11/1/22	50,000	52,007
3.80% 4/1/27	100,000	107,130
4.13% 12/1/46	100,000	96,915
4.45% 9/1/47	100,000	102,275
Kite Realty Group 4.00% 10/1/26	50,000	46,504
Life Storage 4.00% 6/15/29	100,000	110,711
LifeStorage 3.50% 7/1/26	100,000	107,096
Mid-America Apartments
3.75% 6/15/24	100,000	108,277
3.95% 3/15/29	100,000	115,302
4.00% 11/15/25	50,000	55,540
4.20% 6/15/28	100,000	115,881
4.30% 10/15/23	50,000	54,892
National Retail Properties
2.50% 4/15/30	150,000	143,219
3.10% 4/15/50	150,000	127,970
3.30% 4/15/23	100,000	104,137
3.60% 12/15/26	100,000	105,230
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
National Retail Properties (continued)
4.00% 11/15/25	65,000	$ 71,170
Office Properties Income Trust 4.25% 5/15/24	250,000	243,976
Omega Healthcare Investors
3.63% 10/1/29	100,000	97,875
4.38% 8/1/23	50,000	51,904
4.50% 4/1/27	200,000	209,501
4.95% 4/1/24	57,000	60,022
5.25% 1/15/26	100,000	106,990
Physicians Realty
3.95% 1/15/28	100,000	101,941
4.30% 3/15/27	50,000	52,072
Prologis
2.13% 4/15/27	50,000	52,585
2.25% 4/15/30	95,000	100,010
3.00% 4/15/50	50,000	52,835
3.75% 11/1/25	45,000	51,683
3.88% 9/15/28	65,000	76,997
4.25% 8/15/23	150,000	165,960
4.38% 2/1/29	125,000	151,806
4.38% 9/15/48	50,000	65,084
Public Storage
2.37% 9/15/22	50,000	51,824
3.09% 9/15/27	60,000	66,908
3.39% 5/1/29	65,000	75,063
Realty Income 3.25% 10/15/22	100,000	104,745
Realtyome
3.25% 6/15/29	250,000	270,147
3.65% 1/15/28	100,000	110,010
3.88% 7/15/24	65,000	70,890
4.65% 8/1/23	100,000	110,411
4.65% 3/15/47	100,000	125,208
Regency Centers
3.60% 2/1/27	160,000	170,277
3.70% 6/15/30	105,000	112,869
4.13% 3/15/28	100,000	109,088
4.40% 2/1/47	165,000	183,487
Sabra Health Care
3.90% 10/15/29	100,000	90,880
4.80% 6/1/24	50,000	50,110
Simon Property Group
2.00% 9/13/24	100,000	102,556
2.35% 1/30/22	100,000	101,858
2.45% 9/13/29	150,000	148,740
2.63% 6/15/22	200,000	205,617
3.25% 11/30/26	100,000	107,929
3.25% 9/13/49	100,000	93,194
3.38% 10/1/24	100,000	107,577
3.38% 6/15/27	200,000	213,078
4.25% 11/30/46	100,000	108,208
6.75% 2/1/40	300,000	423,222

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
SITE Centers
4.25% 2/1/26	100,000	$ 101,256
4.70% 6/1/27	100,000	101,736
SL Green Operating Partnership 3.25% 10/15/22	60,000	59,749
SL Green Realty 4.50% 12/1/22	100,000	102,072
Spirit Realty
3.20% 1/15/27	100,000	95,516
3.40% 1/15/30	100,000	94,605
4.00% 7/15/29	45,000	44,339
STORE Capital
4.50% 3/15/28	50,000	50,929
4.63% 3/15/29	100,000	102,232
Tanger Properties
3.13% 9/1/26	50,000	46,168
3.88% 7/15/27	100,000	92,793
UDR
2.95% 9/1/26	50,000	52,954
3.20% 1/15/30	200,000	217,923
3.50% 1/15/28	100,000	109,365
4.00% 10/1/25	50,000	55,768
Ventas Realty
3.00% 1/15/30	100,000	99,053
3.13% 6/15/23	30,000	30,874
3.75% 5/1/24	150,000	156,291
3.85% 4/1/27	100,000	104,622
4.00% 3/1/28	100,000	105,954
4.13% 1/15/26	156,000	167,409
4.40% 1/15/29	150,000	163,530
4.88% 4/15/49	50,000	54,654
VEREIT Operating Partnership
3.10% 12/15/29	100,000	96,358
3.95% 8/15/27	80,000	83,241
4.60% 2/6/24	75,000	79,779
4.88% 6/1/26	95,000	105,327
Vornado Realty 3.50% 1/15/25	100,000	100,094
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	102,052
Welltower
2.70% 2/15/27	50,000	51,952
2.75% 1/15/31	105,000	104,467
3.10% 1/15/30	55,000	57,035
3.63% 3/15/24	80,000	85,475
3.95% 9/1/23	50,000	53,829
4.25% 4/1/26	200,000	224,130
4.25% 4/15/28	50,000	55,869
4.95% 9/1/48	50,000	55,906
6.50% 3/15/41	250,000	317,790
Weyerhaeuser
4.63% 9/15/23	250,000	278,337
7.38% 3/15/32	250,000	345,740
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
WP Carey
4.25% 10/1/26	100,000	$ 109,169
4.60% 4/1/24	100,000	106,455
		26,296,429
Retail–0.84%
Advance Auto Parts
4.50% 1/15/22	100,000	104,872
4.50% 12/1/23	100,000	108,489
AutoNation
3.50% 11/15/24	100,000	103,155
3.80% 11/15/27	100,000	103,427
4.50% 10/1/25	45,000	48,391
AutoZone
2.88% 1/15/23	100,000	103,331
3.13% 4/18/24	100,000	105,377
3.13% 4/21/26	75,000	82,341
3.75% 6/1/27	150,000	168,071
3.75% 4/18/29	100,000	113,618
Costco Wholesale
1.38% 6/20/27	500,000	510,504
2.30% 5/18/22	250,000	257,638
3.00% 5/18/27	250,000	281,052
Darden Restaurants 4.55% 2/15/48	35,000	33,297
Dollar General
3.25% 4/15/23	200,000	213,548
3.88% 4/15/27	100,000	114,964
4.13% 5/1/28	70,000	81,855
4.15% 11/1/25	75,000	86,902
Dollar Tree
3.70% 5/15/23	155,000	165,922
4.20% 5/15/28	165,000	192,011
Home Depot
2.13% 9/15/26	155,000	166,575
2.70% 4/1/23	150,000	158,408
2.70% 4/15/30	400,000	439,132
2.80% 9/14/27	200,000	222,974
3.00% 4/1/26	125,000	140,416
3.13% 12/15/49	250,000	274,311
3.25% 3/1/22	90,000	94,459
3.35% 9/15/25	265,000	298,375
3.50% 9/15/56	135,000	156,555
3.75% 2/15/24	200,000	221,235
3.90% 12/6/28	60,000	71,940
3.90% 6/15/47	150,000	183,433
4.20% 4/1/43	150,000	185,544
4.25% 4/1/46	100,000	126,843
4.50% 12/6/48	200,000	265,563
4.88% 2/15/44	96,000	130,515
5.40% 9/15/40	100,000	142,102
5.88% 12/16/36	350,000	522,246
5.95% 4/1/41	100,000	151,249

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Kohl's
4.25% 7/17/25	50,000	$ 48,736
5.55% 7/17/45	50,000	44,630
9.50% 5/15/25	55,000	62,705
Lowe's
3.10% 5/3/27	250,000	277,154
3.12% 4/15/22	100,000	104,071
3.38% 9/15/25	120,000	134,415
3.65% 4/5/29	170,000	194,913
3.70% 4/15/46	200,000	223,625
3.88% 9/15/23	200,000	219,042
4.05% 5/3/47	147,000	172,282
4.25% 9/15/44	250,000	293,199
4.38% 9/15/45	45,000	54,000
4.50% 4/15/30	400,000	490,605
4.55% 4/5/49	65,000	82,300
4.65% 4/15/42	100,000	125,166
Lowe's Cos 5.13% 4/15/50	200,000	276,075
McDonald's
1.45% 9/1/25	55,000	56,386
2.13% 3/1/30	65,000	66,637
2.63% 1/15/22	100,000	103,362
3.25% 6/10/24	300,000	329,565
3.35% 4/1/23	155,000	166,125
3.38% 5/26/25	150,000	166,425
3.50% 3/1/27	150,000	169,688
3.63% 5/1/43	100,000	109,854
3.63% 9/1/49	50,000	55,412
3.80% 4/1/28	200,000	233,630
4.45% 3/1/47	225,000	273,684
4.45% 9/1/48	40,000	49,418
4.60% 5/26/45	94,000	115,866
4.70% 12/9/35	270,000	338,783
4.88% 12/9/45	275,000	355,187
6.30% 3/1/38	50,000	73,101
Nordstrom
4.00% 3/15/27	60,000	50,370
4.38% 4/1/30	35,000	27,454
5.00% 1/15/44	281,000	198,867
O'Reilly Automotive
3.55% 3/15/26	150,000	169,801
3.60% 9/1/27	100,000	112,364
3.80% 9/1/22	100,000	105,031
3.90% 6/1/29	100,000	115,141
4.35% 6/1/28	100,000	116,569
Starbucks
1.30% 5/7/22	55,000	55,745
2.45% 6/15/26	100,000	106,649
2.55% 11/15/30	200,000	209,736
2.70% 6/15/22	100,000	103,899
3.10% 3/1/23	150,000	159,642
3.50% 3/1/28	150,000	168,787
3.50% 11/15/50	200,000	210,125
3.55% 8/15/29	200,000	228,024
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Starbucks (continued)
3.75% 12/1/47	70,000	$ 75,241
3.80% 8/15/25	150,000	169,050
3.85% 10/1/23	100,000	109,633
4.00% 11/15/28	150,000	175,501
4.30% 6/15/45	105,000	122,512
4.45% 8/15/49	200,000	241,585
4.50% 11/15/48	80,000	94,256
Target
2.35% 2/15/30	60,000	64,147
2.50% 4/15/26	100,000	109,893
2.90% 1/15/22	300,000	312,029
3.38% 4/15/29	200,000	231,246
3.63% 4/15/46	290,000	351,669
3.90% 11/15/47	150,000	190,731
4.00% 7/1/42	150,000	186,666
TJX
2.25% 9/15/26	250,000	267,185
2.50% 5/15/23	100,000	105,030
TJXs 3.88% 4/15/30	500,000	587,456
Walgreen 3.10% 9/15/22	150,000	157,194
Walgreens Boots Alliance
3.45% 6/1/26	45,000	48,744
3.80% 11/18/24	700,000	770,619
4.65% 6/1/46	40,000	42,798
4.80% 11/18/44	500,000	541,230
Walmart
2.35% 12/15/22	150,000	157,051
2.38% 9/24/29	45,000	49,096
2.55% 4/11/23	300,000	316,276
2.85% 7/8/24	115,000	125,074
2.95% 9/24/49	100,000	112,984
3.05% 7/8/26	85,000	95,897
3.25% 7/8/29	80,000	92,942
3.40% 6/26/23	350,000	380,127
3.55% 6/26/25	250,000	283,394
3.63% 12/15/47	70,000	86,294
3.70% 6/26/28	400,000	473,919
3.95% 6/28/38	130,000	165,410
4.05% 6/29/48	200,000	262,236
5.00% 10/25/40	1,000,000	1,412,359
		23,502,359
Savings & Loans–0.01%
People's United Financial 3.65% 12/6/22	150,000	155,848
		155,848
Semiconductors–0.57%
Analog Devices
2.50% 12/5/21	60,000	61,462
3.13% 12/5/23	150,000	161,154
3.50% 12/5/26	150,000	167,590
3.90% 12/15/25	60,000	68,350

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Analog Devices (continued)
5.30% 12/15/45	100,000	$ 134,527
Applied Materials
1.75% 6/1/30	30,000	30,509
3.30% 4/1/27	80,000	91,286
3.90% 10/1/25	70,000	79,994
4.35% 4/1/47	70,000	89,899
5.10% 10/1/35	70,000	97,183
5.85% 6/15/41	350,000	509,855
Broadcom
2.25% 11/15/23	145,000	149,816
2.65% 1/15/23	200,000	207,443
3.13% 1/15/25	145,000	154,888
3.15% 11/15/25	160,000	169,873
3.50% 1/15/28	400,000	422,457
3.88% 1/15/27	250,000	270,266
4.11% 9/15/28	633,000	692,347
4.15% 11/15/30	200,000	217,609
4.25% 4/15/26	250,000	278,373
4.30% 11/15/32	115,000	126,951
4.70% 4/15/25	700,000	788,115
4.75% 4/15/29	500,000	567,452
Intel
2.35% 5/11/22	200,000	206,856
2.60% 5/19/26	150,000	163,331
2.70% 12/15/22	150,000	158,681
2.88% 5/11/24	400,000	433,323
3.25% 11/15/49	565,000	643,494
3.30% 10/1/21	254,000	263,519
3.70% 7/29/25	365,000	415,290
3.73% 12/8/47	200,000	240,906
3.90% 3/25/30	1,000,000	1,207,728
4.00% 12/15/32	250,000	309,108
4.10% 5/19/46	150,000	189,007
4.95% 3/25/60	300,000	440,864
KLA
3.30% 3/1/50	75,000	77,162
4.65% 11/1/24	300,000	343,862
Lam Research
1.90% 6/15/30	50,000	51,095
2.88% 6/15/50	35,000	36,168
3.13% 6/15/60	240,000	253,209
3.75% 3/15/26	100,000	114,314
4.00% 3/15/29	85,000	100,991
4.88% 3/15/49	50,000	69,304
Marvell Technology Group
4.20% 6/22/23	100,000	107,455
4.88% 6/22/28	100,000	120,267
Maxim Integrated Products 3.38% 3/15/23	100,000	103,864
Micron Technology
4.19% 2/15/27	75,000	83,068
4.64% 2/6/24	30,000	33,162
4.98% 2/6/26	100,000	114,735
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Micron Technology (continued)
5.33% 2/6/29	100,000	$ 119,617
NVIDIA
2.20% 9/16/21	120,000	122,369
3.20% 9/16/26	200,000	226,544
NXP
2.70% 5/1/25	40,000	42,018
3.15% 5/1/27	65,000	68,960
3.40% 5/1/30	85,000	91,464
4.88% 3/1/24	100,000	111,683
5.35% 3/1/26	100,000	118,862
5.55% 12/1/28	65,000	78,961
QUALCOMM
2.15% 5/20/30	200,000	208,166
2.60% 1/30/23	300,000	314,897
2.90% 5/20/24	200,000	215,496
3.00% 5/20/22	300,000	313,493
3.25% 5/20/27	200,000	226,840
3.25% 5/20/50	90,000	98,399
3.45% 5/20/25	300,000	334,573
4.65% 5/20/35	200,000	265,755
4.80% 5/20/45	200,000	261,420
Texas Instruments
2.25% 5/1/23	250,000	261,845
2.25% 9/4/29	65,000	69,173
2.63% 5/15/24	48,000	51,560
3.88% 3/15/39	55,000	68,162
4.15% 5/15/48	300,000	387,845
Xilinx
2.38% 6/1/30	100,000	102,920
2.95% 6/1/24	100,000	107,251
		16,086,435
Software–0.81%
Activision Blizzard
2.30% 9/15/21	95,000	96,829
2.60% 6/15/22	50,000	51,875
3.40% 9/15/26	100,000	113,575
3.40% 6/15/27	45,000	50,042
4.50% 6/15/47	60,000	74,868
Adobe
1.70% 2/1/23	40,000	41,479
1.90% 2/1/25	65,000	68,638
2.15% 2/1/27	65,000	69,765
2.30% 2/1/30	390,000	421,094
3.25% 2/1/25	95,000	105,673
Autodesk
2.85% 1/15/30	55,000	60,546
3.50% 6/15/27	100,000	112,792
4.38% 6/15/25	100,000	114,086
Broadridge Financial Solutions 2.90% 12/1/29	150,000	160,298
CA 4.70% 3/15/27	100,000	110,087

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Cadence Design Systems 4.38% 10/15/24	75,000	$ 83,553
Citrix Systems
3.30% 3/1/30	500,000	534,371
4.50% 12/1/27	100,000	114,912
Electronic Arts 4.80% 3/1/26	100,000	119,389
Fidelity National Information Services
3.50% 4/15/23	164,000	175,581
3.88% 6/5/24	28,000	30,904
4.25% 5/15/28	80,000	94,421
Fiserv
2.25% 6/1/27	500,000	522,754
2.65% 6/1/30	500,000	527,477
2.75% 7/1/24	300,000	319,895
3.20% 7/1/26	65,000	71,943
3.50% 10/1/22	150,000	158,531
3.50% 7/1/29	180,000	202,124
3.85% 6/1/25	150,000	169,339
4.40% 7/1/49	140,000	170,297
Intuit 0.95% 7/15/25	65,000	65,056
Microsoft
1.55% 8/8/21	500,000	506,900
2.00% 8/8/23	250,000	261,720
2.38% 5/1/23	150,000	158,309
2.40% 2/6/22	200,000	206,388
2.40% 8/8/26	850,000	927,947
2.53% 6/1/50	1,074,000	1,111,279
2.65% 11/3/22	200,000	210,471
2.68% 6/1/60	782,000	816,040
2.88% 2/6/24	515,000	555,846
3.13% 11/3/25	200,000	224,365
3.30% 2/6/27	500,000	571,623
3.45% 8/8/36	250,000	301,433
3.50% 11/15/42	150,000	181,024
3.63% 12/15/23	300,000	330,426
3.70% 8/8/46	850,000	1,066,108
3.95% 8/8/56	166,000	213,248
4.10% 2/6/37	126,000	162,524
4.20% 11/3/35	200,000	260,220
Oracle
1.90% 9/15/21	455,000	462,666
2.40% 9/15/23	150,000	156,848
2.50% 5/15/22	1,000,000	1,034,013
2.50% 4/1/25	1,000,000	1,075,543
2.63% 2/15/23	70,000	73,574
2.95% 11/15/24	150,000	162,591
2.95% 4/1/30	500,000	557,021
3.25% 11/15/27	200,000	224,351
3.60% 4/1/40	1,000,000	1,135,063
3.60% 4/1/50	300,000	338,104
3.80% 11/15/37	90,000	103,818
3.85% 7/15/36	150,000	174,991
3.90% 5/15/35	355,000	429,291
4.00% 7/15/46	150,000	177,536
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle (continued)
4.00% 11/15/47	140,000	$ 165,854
4.30% 7/8/34	200,000	247,950
4.38% 5/15/55	800,000	1,014,453
4.50% 7/8/44	500,000	629,213
5.38% 7/15/40	400,000	553,922
6.13% 7/8/39	150,000	222,473
6.50% 4/15/38	200,000	306,864
salesforce.com
3.25% 4/11/23	100,000	107,470
3.70% 4/11/28	100,000	116,662
VMware
2.95% 8/21/22	105,000	108,617
3.90% 8/21/27	85,000	90,041
		22,746,994
Telecommunications–1.36%
America Movil
2.88% 5/7/30	200,000	211,110
3.13% 7/16/22	200,000	206,892
4.38% 7/16/42	200,000	239,679
6.13% 11/15/37	150,000	210,256
6.13% 3/30/40	250,000	354,695
6.38% 3/1/35	25,000	36,370
AT&T
2.30% 6/1/27	200,000	206,491
2.75% 6/1/31	400,000	413,794
2.95% 7/15/26	125,000	135,170
3.00% 2/15/22	400,000	416,505
3.20% 3/1/22	100,000	104,349
3.40% 5/15/25	1,300,000	1,429,423
3.50% 6/1/41	400,000	420,073
3.55% 6/1/24	200,000	218,629
3.65% 6/1/51	400,000	417,276
3.80% 3/1/24	150,000	164,752
3.80% 2/15/27	105,000	118,239
3.85% 6/1/60	185,000	196,063
3.88% 1/15/26	150,000	168,780
3.95% 1/15/25	225,000	251,552
4.13% 2/17/26	550,000	626,781
4.25% 3/1/27	500,000	571,127
4.30% 2/15/30	286,000	334,137
4.35% 3/1/29	370,000	431,316
4.35% 6/15/45	532,000	598,457
4.45% 4/1/24	300,000	336,096
4.50% 5/15/35	220,000	260,992
4.50% 3/9/48	693,000	813,200
4.75% 5/15/46	665,000	787,496
4.85% 3/1/39	120,000	144,691
4.90% 6/15/42	200,000	239,281
5.15% 3/15/42	150,000	187,168
5.15% 11/15/46	516,000	648,864
5.25% 3/1/37	150,000	185,417
5.35% 9/1/40	338,000	424,803

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T (continued)
5.45% 3/1/47	300,000	$ 392,412
5.55% 8/15/41	40,000	51,453
5.70% 3/1/57	150,000	205,277
6.00% 8/15/40	200,000	268,960
6.10% 7/15/40	100,000	132,618
6.25% 3/29/41	400,000	545,893
6.35% 3/15/40	50,000	69,534
Bell Canada
4.30% 7/29/49	55,000	67,451
4.46% 4/1/48	100,000	126,470
British Telecommunications
4.50% 12/4/23	200,000	221,408
9.63% 12/15/30	350,000	572,322
Cisco Systems
1.85% 9/20/21	300,000	305,341
2.50% 9/20/26	300,000	331,931
2.60% 2/28/23	150,000	158,002
2.95% 2/28/26	150,000	169,287
3.00% 6/15/22	60,000	63,173
3.50% 6/15/25	45,000	51,424
3.63% 3/4/24	100,000	111,641
5.50% 1/15/40	200,000	293,321
5.90% 2/15/39	300,000	446,911
Corning
2.90% 5/15/22	150,000	155,307
3.90% 11/15/49	100,000	108,534
4.75% 3/15/42	250,000	301,497
5.45% 11/15/79	40,000	47,745
5.75% 8/15/40	25,000	32,673
Deutsche Telekom International Finance 8.75% 6/15/30	460,000	716,478
Juniper Networks 5.95% 3/15/41	100,000	123,582
Motorola Solutions
3.50% 3/1/23	100,000	106,176
4.00% 9/1/24	250,000	275,777
4.60% 2/23/28	100,000	113,712
4.60% 5/23/29	100,000	115,425
Orange
4.13% 9/14/21	100,000	104,491
5.38% 1/13/42	100,000	140,010
9.00% 3/1/31	400,000	652,450
Rogers Communications
2.90% 11/15/26	200,000	217,070
3.00% 3/15/23	125,000	133,182
3.63% 12/15/25	65,000	73,720
3.70% 11/15/49	100,000	110,047
4.10% 10/1/23	300,000	333,372
4.30% 2/15/48	40,000	47,456
4.35% 5/1/49	155,000	189,809
4.50% 3/15/43	100,000	118,677
5.00% 3/15/44	100,000	127,642
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Rogers Communications (continued)
7.50% 8/15/38	25,000	$ 38,503
Telefonica Emisiones
4.67% 3/6/38	150,000	179,016
4.90% 3/6/48	200,000	242,718
5.21% 3/8/47	300,000	376,098
5.52% 3/1/49	200,000	262,927
7.05% 6/20/36	175,000	254,356
Telefonica Europe 8.25% 9/15/30	200,000	307,892
TELUS
2.80% 2/16/27	100,000	105,811
3.70% 9/15/27	100,000	110,936
4.30% 6/15/49	200,000	232,259
4.60% 11/16/48	100,000	122,011
T-Mobile USA
1.50% 2/15/26	200,000	199,986
2.05% 2/15/28	140,000	140,066
2.55% 2/15/31	125,000	125,440
3.88% 4/15/30	1,500,000	1,671,855
4.50% 4/15/50	800,000	942,360
Verizon Communications
2.63% 8/15/26	230,000	250,251
3.50% 11/1/24	900,000	996,165
3.85% 11/1/42	650,000	793,377
3.88% 2/8/29	250,000	295,858
4.00% 3/22/50	500,000	629,450
4.13% 3/16/27	200,000	235,760
4.13% 8/15/46	35,000	43,632
4.27% 1/15/36	904,000	1,119,192
4.33% 9/21/28	1,387,000	1,669,706
4.40% 11/1/34	600,000	745,557
4.50% 8/10/33	170,000	211,698
4.52% 9/15/48	574,000	758,520
4.81% 3/15/39	300,000	391,897
5.25% 3/16/37	600,000	812,031
5.50% 3/16/47	150,000	222,084
Vodafone Group
3.75% 1/16/24	340,000	371,319
4.13% 5/30/25	75,000	85,161
4.25% 9/17/50	85,000	99,585
4.38% 5/30/28	175,000	208,088
4.38% 2/19/43	150,000	174,511
4.88% 6/19/49	200,000	250,596
5.00% 5/30/38	95,000	119,362
5.25% 5/30/48	200,000	263,154
6.15% 2/27/37	400,000	559,852
7.88% 2/15/30	100,000	145,465
		38,204,090
Textiles–0.01%
Mohawk Industries 3.63% 5/15/30	150,000	163,362
		163,362

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Toys Games Hobbies–0.01%
Hasbro
3.50% 9/15/27	60,000	$ 62,303
5.10% 5/15/44	65,000	66,408
6.35% 3/15/40	65,000	74,779
		203,490
Transportation–0.61%
Burlington Northern Santa Fe
3.00% 4/1/25	250,000	274,932
3.05% 3/15/22	150,000	156,013
3.25% 6/15/27	100,000	113,118
3.45% 9/15/21	200,000	205,808
3.65% 9/1/25	100,000	113,642
3.85% 9/1/23	100,000	109,526
3.90% 8/1/46	105,000	126,220
4.13% 6/15/47	100,000	124,537
4.15% 4/1/45	114,000	141,138
4.15% 12/15/48	40,000	50,824
4.40% 3/15/42	100,000	125,191
4.45% 3/15/43	100,000	126,233
4.70% 9/1/45	100,000	133,328
4.95% 9/15/41	100,000	131,061
5.05% 3/1/41	100,000	132,361
5.15% 9/1/43	150,000	207,253
5.75% 5/1/40	200,000	282,053
6.15% 5/1/37	100,000	146,039
Canadian National Railway
2.75% 3/1/26	50,000	54,703
2.95% 11/21/24	100,000	108,045
3.20% 8/2/46	100,000	110,433
3.65% 2/3/48	100,000	116,859
6.20% 6/1/36	100,000	148,160
6.25% 8/1/34	100,000	148,350
Canadian Pacific Railway
2.05% 3/5/30	35,000	35,813
2.90% 2/1/25	150,000	162,545
4.45% 3/15/23	100,000	108,388
4.80% 9/15/35	65,000	84,136
4.80% 8/1/45	100,000	136,352
6.13% 9/15/15	65,000	99,862
7.13% 10/15/31	150,000	220,291
Canadiantional Railway 2.45% 5/1/50	65,000	62,926
CH Robinson Worldwide 4.20% 4/15/28	100,000	113,909
CSX
2.40% 2/15/30	50,000	52,811
3.25% 6/1/27	100,000	112,117
3.35% 11/1/25	250,000	280,359
3.35% 9/15/49	65,000	71,451
3.70% 11/1/23	94,000	103,209
3.80% 3/1/28	100,000	115,362
3.80% 11/1/46	150,000	169,990
3.95% 5/1/50	90,000	108,376
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
CSX (continued)
4.10% 3/15/44	100,000	$ 121,920
4.25% 3/15/29	150,000	179,355
4.25% 11/1/66	100,000	120,718
4.30% 3/1/48	100,000	124,437
4.40% 3/1/43	200,000	244,945
4.65% 3/1/68	100,000	130,301
5.50% 4/15/41	200,000	275,138
6.15% 5/1/37	120,000	167,113
6.22% 4/30/40	100,000	145,625
FedEx
2.63% 8/1/22	55,000	57,128
3.20% 2/1/25	200,000	216,350
3.25% 4/1/26	150,000	162,996
3.30% 3/15/27	100,000	107,587
3.40% 2/15/28	100,000	107,724
3.88% 8/1/42	100,000	100,159
4.00% 1/15/24	120,000	132,731
4.05% 2/15/48	100,000	102,732
4.10% 4/15/43	100,000	103,982
4.10% 2/1/45	200,000	203,219
4.40% 1/15/47	100,000	106,003
4.55% 4/1/46	150,000	161,876
4.75% 11/15/45	350,000	385,773
4.90% 1/15/34	60,000	72,556
JB Hunt Transport Services 3.88% 3/1/26	100,000	114,334
Kansas City Southern
2.88% 11/15/29	65,000	68,591
4.20% 11/15/69	70,000	78,159
4.30% 5/15/43	100,000	118,774
4.70% 5/1/48	100,000	126,088
4.95% 8/15/45	100,000	128,425
Kirby 4.20% 3/1/28	100,000	101,231
Norfolk Southern
2.90% 2/15/23	121,000	127,673
3.00% 4/1/22	118,000	122,634
3.05% 5/15/50	100,000	102,914
3.15% 6/1/27	50,000	54,791
3.16% 5/15/55	41,000	41,896
3.25% 12/1/21	100,000	102,981
3.65% 8/1/25	50,000	56,442
3.80% 8/1/28	60,000	69,694
3.85% 1/15/24	150,000	166,102
3.94% 11/1/47	80,000	94,030
4.05% 8/15/52	132,000	158,718
4.15% 2/28/48	125,000	152,575
4.45% 6/15/45	100,000	124,439
4.65% 1/15/46	100,000	130,282
4.84% 10/1/41	111,000	144,010
Ryder System
2.25% 9/1/21	120,000	121,667
2.80% 3/1/22	60,000	61,691
2.88% 6/1/22	40,000	41,383

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Ryder System (continued)
2.90% 12/1/26	90,000	$ 93,076
3.40% 3/1/23	100,000	104,824
3.45% 11/15/21	25,000	25,780
3.65% 3/18/24	100,000	106,791
3.88% 12/1/23	100,000	107,882
Union Pacific
2.15% 2/5/27	50,000	52,773
2.40% 2/5/30	85,000	90,852
2.75% 3/1/26	250,000	272,234
3.25% 8/15/25	50,000	55,442
3.25% 2/5/50	150,000	164,038
3.35% 8/15/46	150,000	161,840
3.38% 2/1/35	200,000	225,165
3.50% 6/8/23	150,000	162,493
3.55% 8/15/39	70,000	78,508
3.60% 9/15/37	40,000	44,291
3.65% 2/15/24	185,000	202,385
3.75% 7/15/25	100,000	113,220
3.75% 2/5/70	40,000	44,531
3.80% 10/1/51	332,000	398,997
3.88% 2/1/55	94,000	112,294
3.95% 9/10/28	115,000	136,512
3.95% 8/15/59	70,000	83,253
4.00% 4/15/47	100,000	120,127
4.05% 11/15/45	50,000	59,407
4.10% 9/15/67	65,000	77,886
4.16% 7/15/22	190,000	202,188
4.38% 9/10/38	75,000	92,351
4.38% 11/15/65	30,000	37,342
Union Pacificsr 3.84% 3/20/60	240,000	281,902
United Parcel Service
2.20% 9/1/24	45,000	47,439
2.35% 5/16/22	250,000	258,521
2.40% 11/15/26	150,000	163,358
2.45% 10/1/22	125,000	130,263
2.50% 9/1/29	45,000	48,994
3.40% 3/15/29	65,000	75,194
3.40% 11/15/46	150,000	161,903
3.40% 9/1/49	65,000	71,697
3.63% 10/1/42	75,000	85,305
3.75% 11/15/47	150,000	173,020
4.25% 3/15/49	100,000	124,652
4.88% 11/15/40	55,000	72,690
6.20% 1/15/38	255,000	383,084
		17,068,120
Trucking & Leasing–0.01%
GATX
3.25% 9/15/26	50,000	52,327
3.85% 3/30/27	50,000	53,537
4.00% 6/30/30	65,000	69,845
4.55% 11/7/28	100,000	110,680
4.70% 4/1/29	50,000	56,306
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing (continued)
GATX (continued)
5.20% 3/15/44	50,000	$ 58,535
		401,230
Water–0.03%
American Water Capital
2.95% 9/1/27	180,000	198,141
3.75% 9/1/28	150,000	173,614
3.75% 9/1/47	250,000	290,265
4.00% 12/1/46	50,000	60,274
4.20% 9/1/48	100,000	124,431
4.30% 12/1/42	100,000	122,615
		969,340
Total Corporate Bonds (Cost $691,649,218)		771,602,948
MUNICIPAL BONDS–0.72%
American Municipal Power
Series B 6.45% 2/15/44	50,000	72,927
Series B 7.83% 2/15/41	55,000	89,513
Series B 8.08% 2/15/50	800,000	1,444,040
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.26% 4/1/49	200,000	348,878
Series S1 6.92% 4/1/40	100,000	157,927
Series S1 7.04% 4/1/50	100,000	179,158
California State University Systemwide-Taxable Series B 3.90% 11/1/47	50,000	61,601
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	600,000	1,068,414
Central Puget Sound Regional Transit Authority 5.49% 11/1/39	50,000	71,120
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	129,739
Series C 4.57% 1/1/54	100,000	133,543
Chicago Transit Authority
Series A 6.90% 12/1/40	100,000	137,713
Series B 6.90% 12/1/40	40,000	55,085
City of Chicago Series B 7.75% 1/1/42	83,000	108,811
City of Houston 3.96% 3/1/47	100,000	121,421
Clark County, Department of Aviation, Taxable Build America Bonds Series C 6.82% 7/1/45	75,000	117,027
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds
4.91% 5/1/29	100,000	125,243

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds (continued)
Series E 5.46% 12/1/39	100,000	$ 141,663
Dallas Area, Texas Rapid Transit Sales Tax Revenue Taxable Build America Bonds Series B 6.00% 12/1/44	200,000	325,014
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35	100,000	102,768
East Bay, California Municipal Utility District Water System Revenue Taxable Build America Bonds Surbordinate Series 5.87% 6/1/40	100,000	150,478
Grand Parkway Transportation (TXBL-REF-SUBORDINATE TIER TOLL) 3.24% 10/1/52	125,000	130,249
Health & Educational Facilities Authority of the State of Missouri (Washington University) 3.65% 8/15/57	150,000	185,418
JobsOhio Beverage System (TXBL-REF-SER A) Series A 2.83% 1/1/38	30,000	31,911
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	131,450
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	167,549
Los Angeles, California Community College District Taxable Build America Bonds 6.75% 8/1/49	100,000	176,657
Los Angeles, California Unified School District Taxable Build America Bonds Series RY 6.76% 7/1/34	315,000	466,033
Massachusetts (TXBL-REF-SER C) Series C 2.51% 7/1/41	30,000	30,112
Massachusetts School Building Authority (TXBL-REF-SUB-SER B) Series B 3.40% 10/15/40	45,000	45,898
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Metropolitan Government Nashville & Davidson County,Tennessee Convention Center Authority Taxable
Series B 4.05% 7/1/26	10,000	$ 10,905
Series B 6.73% 7/1/43	50,000	75,957
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.51% 8/1/37	200,000	279,890
5.57% 11/1/38	65,000	89,855
5.87% 11/15/39	100,000	118,015
6.67% 11/15/39	130,000	166,938
6.81% 11/15/40	500,000	652,015
Metropolitan Water Reclamation District of Greater Chicago, Taxable Build America Bonds 5.72% 12/1/38	150,000	216,743
Municipal Electric Authority, Georgia Taxable Build America Bonds
6.64% 4/1/57	147,000	213,779
6.66% 4/1/57	120,000	175,867
7.06% 4/1/57	98,000	141,069
New Jersey Economic Development Authority
Series A (NATL) 7.43% 2/15/29	225,000	271,890
^Series B (AGM) 0.00% 2/15/22	200,000	196,478
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
Series B 6.56% 12/15/40	100,000	120,692
Series C 5.75% 12/15/28	100,000	108,935
Series C 6.10% 12/15/28	200,000	204,646
New Jersey State Turnpike Authority Revenue (Build America Bonds)
Series A 7.10% 1/1/41	350,000	578,266
Series F 7.41% 1/1/40	90,000	152,520
New Jersey Transportation Trust Fund Authority (TXBL-REF-TRANSPORTATION SYSTEM) 4.13% 6/15/42	80,000	74,512
New York City Water & Sewer System, Taxable Build America Bonds
5.72% 6/15/42	65,000	100,338
5.75% 6/15/41	100,000	153,397
5.95% 6/15/42	100,000	153,356
6.01% 6/15/42	35,000	54,130
New York State Dormitory Authority (TXBL-REF-SER B) Series B 3.14% 7/1/43	100,000	103,064

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New York State Dormitory Authority, Taxable Build America Bonds 5.60% 3/15/40	100,000	$ 142,483
New York State Urban Development, Revenue Taxable St Personal Income Tax General
3.90% 3/15/33	100,000	114,381
5.77% 3/15/39	50,000	63,478
New York, Taxable Build America Bonds
5.52% 10/1/37	85,000	120,801
Series A2 5.21% 10/1/31	100,000	124,964
Series F1 6.27% 12/1/37	100,000	154,282
Ohio State University, Taxable Build America Bonds
4.91% 6/1/40	100,000	142,500
Series A 3.80% 12/1/46	100,000	125,546
Oregon School Boards Association, Taxable Pension Series B 5.55% 6/30/28	250,000	301,325
Pennsylvania Turnpike Commission, Taxable Build America Bonds Series B 5.51% 12/1/45	150,000	230,868
Permanent University Fund - University of Texas System, Taxable Build America Bonds 3.38% 7/1/47	40,000	46,981
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	356,805
Series 168th 4.93% 10/1/51	350,000	487,284
Series 174th 4.46% 10/1/62	250,000	331,882
Series 181th 4.96% 8/1/46	155,000	215,236
Series 192th 4.81% 10/15/65	250,000	342,875
Regents of the University of California Medical Center Pooled Revenue, Taxable Build America Bonds Series H 6.55% 5/15/48	100,000	159,796
Riverside (TXBL-SER A) Series A 3.86% 6/1/45	20,000	20,940
Rutgers The State University of New Jersey, Taxable of America Bonds 5.67% 5/1/40	155,000	207,536
Sales Tax Securitization Series B 3.82% 1/1/48	100,000	107,506
Salt River Project Agricultural Improvement & Power District, Taxable Build America Bonds 4.84% 1/1/41	60,000	82,853
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
San Antonio Electric & Gas Systems Revenue, Taxable Build America Bonds
4.43% 2/1/42	250,000	$ 316,225
5.99% 2/1/39	50,000	74,114
San Diego County Regional Transportation Commission, Taxable Build America Bonds 5.91% 4/1/48	100,000	160,317
San Diego County Water Authority Financing, Taxable Build America Bonds 6.14% 5/1/49	100,000	155,075
San Francisco Public Utilities Commission Water Revenue (TXBL-REF-GREEN BOND-SER A) Series A 3.30% 11/1/39	25,000	26,628
State of California Department of Water Resources Power Supply Revenue Series P 2.00% 5/1/22	100,000	102,578
State of California, Taxable Build America Bonds
3.38% 4/1/25	75,000	83,981
3.50% 4/1/28	100,000	116,245
4.50% 4/1/33	100,000	118,147
4.60% 4/1/38	60,000	70,114
7.50% 4/1/34	325,000	529,990
7.60% 11/1/40	80,000	146,862
7.63% 3/1/40	85,000	150,041
7.95% 3/1/36	11	10
State of Connecticut, Taxable Build America Bonds
5.09% 10/1/30	200,000	239,324
Series A 5.85% 3/15/32	100,000	135,434
State of Illinois, Taxable Pension
4.95% 6/1/23	70,909	71,631
5.10% 6/1/33	800,000	811,560
State of Mississippi, Taxable Build America Bonds 5.25% 11/1/34	100,000	135,540
State of Oregon Department of Transportation, Taxable Build America Bonds 5.83% 11/15/34	75,000	109,151
State of Texas, Taxable Build America Bonds 5.52% 4/1/39	100,000	145,242
State of Utah, Taxable Build America Bonds
Series B 3.54% 7/1/25	100,000	107,067
Series D 4.55% 7/1/24	60,000	63,752
State Public School Building Authority 5.00% 9/15/27	100,000	119,487

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Texas Transportation Commission (State of Texas) 2.56% 4/1/42	40,000	$ 40,605
Texas Transportation Commission State Highway Fund, Taxable Build America Bonds Series B 5.18% 4/1/30	200,000	256,250
University of California, General Taxable
Series AD 4.86% 5/15/12	250,000	346,512
Series AQ 4.77% 5/15/15	250,000	337,870
Series AX 3.06% 7/1/25	100,000	109,640
University of Michigan (TXBL-SER B)
Series B 2.44% 4/1/40	50,000	51,586
Series B 2.56% 4/1/50	50,000	51,782
University of Texas System (TXBL-REF-SER B) Series B 2.44% 8/15/49	50,000	49,228
University of Texas System, Taxable Build America Bonds
Series A 3.35% 8/15/47	100,000	117,039
Series C 4.79% 8/15/46	90,000	121,596
University of Virginia Series C 4.18% 9/1/17	50,000	68,092
Total Municipal Bonds (Cost $15,461,716)		20,339,654
NON-AGENCY ASSET-BACKED SECURITIES–0.25%
American Express Credit Account Master Trust
Series 2019-1 A 2.87% 10/15/24	750,000	781,439
Series 2019-2 A 2.67% 11/15/24	185,000	192,616
Capital One Prime Auto Receivables Trust Series 2020-1 A3 1.60% 11/15/24	113,000	115,289
CarMax Auto Owner Trust
Series 2017-4 C 2.70% 10/16/23	125,000	126,549
Series 2018-1 A4 2.64% 6/15/23	847,000	867,746
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	1,117,988
Drive Auto Receivables Trust Series 2018-4 D 4.09% 1/15/26	350,000	358,419
Ford Credit Auto Owner Trust Series 2019-A A3 2.78% 9/15/23	450,000	463,942
Ford Credit Floorplan Master Owner Trust Series 2017-3 A 2.48% 9/15/24	550,000	556,249
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust Series 2019-2 A3 2.65% 2/16/24	400,000	$ 410,172
GM Financial Automobile Leasing Trust 2020-2 Series 2020-2 A3 0.80% 7/20/23	107,000	107,174
Honda Auto Receivables Owner Trust Series 2019-1 A3 2.83% 3/20/23	1,000,000	1,027,399
Mercedes-Benz Auto Receivables Trust 2020-1 Series 2020-1 A3 0.55% 2/18/25	214,000	214,083
Nissan Auto Receivables 2020-B Owner Trust Series 2020-B A3 0.55% 7/15/24	346,000	346,205
World Omni Auto Receivables Trust
Series 2019-B A3 2.59% 7/15/24	111,000	114,044
Series 2020-A A3 1.10% 4/15/25	350,000	353,785
Total Non-Agency Asset-Backed Securities (Cost $6,857,342)		7,153,099
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.26%
Bank Series 2020-BN25 A5 2.65% 1/15/63	600,000	648,785
BANK
Series 2017-BNK7 A2 3.06% 9/15/60	500,000	514,486
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	549,979
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	170,757
Series 2019-BN17 A4 3.71% 4/15/52	265,000	306,710
Series 2019-BN24 A3 2.96% 11/15/62	500,000	551,127
BBCMS Mortgage Trust Series 2020-C6 A4 2.64% 2/15/53	650,000	699,274
Benchmark Mortgage Trust
•Series 2018-B2 A5 3.88% 2/15/51	195,000	222,656
Series 2018-B3 A5 4.03% 4/10/51	350,000	405,040
Series 2018-B5 A4 4.21% 7/15/51	200,000	236,120
Series 2019-B10 A4 3.72% 3/15/62	575,000	659,357
CD Mortgage Trust Series 2017-CD3 A4 3.63% 2/10/50	400,000	446,144
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.02% 9/10/45	1,195,200	1,216,440

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2013-GC11 AS 3.42% 4/10/46	770,000	$ 806,047
Series 2013-GC15 A3 4.10% 9/10/46	731,198	786,159
•Series 2015-GC33 B 4.72% 9/10/58	500,000	522,612
COMM Mortgage Trust
Series 2013-LC6 AM 3.28% 1/10/46	1,000,000	1,024,323
Series 2014-CR17 A5 3.98% 5/10/47	1,365,000	1,490,733
Series 2014-UBS3 A4 3.82% 6/10/47	1,500,000	1,608,087
Series 2015-CR26 A3 3.36% 10/10/48	1,000,000	1,065,619
♦Commercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.96% 2/10/47	545,000	560,661
•Csail Commercial Mortgage Trust Series 2017-CX10 A5 3.46% 11/15/50	500,000	553,075
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4 3.72% 8/15/48	1,000,000	1,096,613
Series 2020-C19 A3 2.56% 3/15/53	150,000	160,219
GS Mortgage Securities Trust
Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	1,520,397
Series 2015-GC28 A5 3.40% 2/10/48	1,500,000	1,612,775
Series 2020-GC45 A5 2.91% 2/13/53	275,000	300,338
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.41% 8/15/46	1,475,000	1,556,189
Series 2016-C1 A5 3.58% 3/15/49	500,000	552,375
JPMDB Commercial Mortgage Securities Trust 2020-COR7 Series 2020-COR7 A5 2.18% 5/13/53	400,000	412,626
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C10 ASB 2.70% 12/15/47	537,987	546,748
Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,140,315
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.10% 5/15/46	725,000	752,230
Series 2015-C24 A4 3.73% 5/15/48	1,250,000	1,375,080
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2015-C25 ASB 3.38% 10/15/48	800,000	$ 833,855
Morgan Stanley Capital I Trust
Series 2015-MS1 A3 3.51% 5/15/48	500,000	544,722
Series 2017-HR2 A4 3.59% 12/15/50	500,000	562,134
Series 2020-L4 A3 2.70% 2/15/53	400,000	432,117
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	648,158
Series 2017-C7 A4 3.68% 12/15/50	350,000	393,812
Series 2018-C14 A3 4.18% 12/15/51	350,000	402,600
Series 2018-C8 A4 3.98% 2/15/51	200,000	229,245
Wells Fargo Commercial Mortgage Trust
•Series 2013-LC12 B 4.41% 7/15/46	400,000	361,788
Series 2015-C30 A3 3.41% 9/15/58	465,777	506,805
Series 2015-P2 A4 3.81% 12/15/48	665,000	737,333
Series 2017-C41 A4 3.47% 11/15/50	350,000	390,796
Series 2019-C50 A5 3.73% 5/15/52	310,000	354,722
Wells Fargo Commercial Mortgage Trust 2020-C56 Series 2020-C56 A5 2.45% 6/15/53	220,600	233,107
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	820,382	841,051
•Series 2013-C15 C 4.64% 8/15/46	1,000,000	734,714
Series 2014-C22 A5 3.75% 9/15/57	1,000,000	1,080,068
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $34,372,112)		35,357,123
ΔREGIONAL BONDS–0.30%
Canada—0.30%
Province of Alberta Canada
1.88% 11/13/24	250,000	262,187
2.20% 7/26/22	500,000	517,710
3.30% 3/15/28	400,000	463,678
3.35% 11/1/23	200,000	217,765
Province of British Columbia Canada
2.00% 10/23/22	150,000	155,726
6.50% 1/15/26	100,000	130,098

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Province of British Columbia Canada (continued)
7.25% 9/1/36	100,000	$ 172,595
Province of Manitoba Canada
2.10% 9/6/22	63,000	65,169
2.60% 4/16/24	750,000	803,289
Province of New Brunswick Canada 3.63% 2/24/28	150,000	176,217
Province of Ontario Canada
1.75% 1/24/23	145,000	149,662
2.00% 10/2/29	250,000	267,832
2.20% 10/3/22	500,000	518,955
2.30% 6/15/26	500,000	541,284
2.40% 2/8/22	750,000	773,703
2.45% 6/29/22	150,000	155,999
Province of Quebec Canada
1.35% 5/28/30	200,000	203,401
1.50% 2/11/25	250,000	259,665
2.50% 4/9/24	100,000	107,424
2.50% 4/20/26	1,000,000	1,096,747
2.63% 2/13/23	350,000	369,585
2.75% 4/12/27	300,000	334,947
7.50% 7/15/23	200,000	240,798
7.50% 9/15/29	175,000	269,269
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	115,828
		8,369,533
Total Regional Bonds (Cost $7,709,000)		8,369,533
ΔSOVEREIGN BONDS–1.43%
Canada—0.08%
Canada Government International Bond
1.63% 1/22/25	500,000	527,653
2.00% 11/15/22	290,000	301,993
2.63% 1/25/22	280,000	290,296
Export Development Canada
1.38% 2/24/23	500,000	513,900
1.75% 7/18/22	150,000	154,435
2.63% 2/21/24	500,000	540,492
		2,328,769
Chile—0.07%
Chile Government International Bond
2.25% 10/30/22	100,000	103,250
2.55% 1/27/32	200,000	208,000
3.13% 1/21/26	826,000	903,644
3.24% 2/6/28	350,000	383,950
3.50% 1/25/50	200,000	224,802
		1,823,646
Colombia—0.14%
Colombia Government International Bond
2.63% 3/15/23	700,000	707,000
3.00% 1/30/30	200,000	197,500
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Colombia (continued)
Colombia Government International Bond (continued)
3.13% 4/15/31	400,000	$ 396,604
3.88% 4/25/27	350,000	369,253
4.00% 2/26/24	250,000	262,188
5.00% 6/15/45	500,000	561,250
5.20% 5/15/49	200,000	234,386
6.13% 1/18/41	200,000	247,500
7.38% 9/18/37	500,000	680,000
8.13% 5/21/24	250,000	299,375
		3,955,056
Hungary—0.07%
Hungary Government International Bond
5.38% 3/25/24	700,000	794,080
7.63% 3/29/41	700,000	1,170,613
		1,964,693
Indonesia—0.05%
Indonesia Government International Bond
2.85% 2/14/30	250,000	255,205
3.50% 2/14/50	250,000	257,251
4.10% 4/24/28	300,000	332,105
4.75% 2/11/29	200,000	231,706
5.35% 2/11/49	200,000	259,075
		1,335,342
Iraq—0.03%
Iraq Government AID Bond 2.15% 1/18/22	695,000	716,250
		716,250
Israel—0.06%
Israel Government AID Bond 5.50% 4/26/24	200,000	237,451
Israel Government International Bond
2.88% 3/16/26	200,000	218,448
3.15% 6/30/23	200,000	213,430
3.25% 1/17/28	200,000	226,300
4.00% 6/30/22	150,000	159,675
4.50% 1/30/43	200,000	257,750
State of Israel
2.50% 1/15/30	200,000	216,000
3.38% 1/15/50	200,000	219,084
		1,748,138
Italy—0.05%
Republic of Italy Government International Bond
5.38% 6/15/33	800,000	995,729
6.88% 9/27/23	350,000	404,555
		1,400,284
Japan—0.18%
Japan Bank for International Cooperation
1.63% 10/17/22	200,000	205,114

LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Bank for International Cooperation (continued)
1.75% 10/17/24	200,000	$ 209,105
2.00% 11/4/21	200,000	204,113
2.00% 10/17/29	200,000	216,640
2.25% 11/4/26	200,000	217,357
2.38% 7/21/22	300,000	311,550
2.38% 11/16/22	200,000	208,795
2.38% 4/20/26	300,000	326,738
2.50% 6/1/22	200,000	207,777
2.50% 5/23/24	200,000	214,291
2.50% 5/28/25	700,000	760,506
2.75% 11/16/27	200,000	225,957
2.88% 6/1/27	350,000	395,329
2.88% 7/21/27	200,000	226,353
3.13% 7/20/21	200,000	205,592
3.25% 7/20/23	200,000	216,279
3.25% 7/20/28	300,000	352,149
3.38% 7/31/23	200,000	217,274
		4,920,919
Mexico—0.20%
Mexico Government International Bond
3.75% 1/11/28	200,000	208,128
4.00% 10/2/23	550,000	586,465
4.13% 1/21/26	285,000	307,803
4.15% 3/28/27	370,000	395,900
4.35% 1/15/47	200,000	200,298
4.50% 1/31/50	400,000	411,400
4.60% 2/10/48	200,000	207,500
4.75% 3/8/44	1,000,000	1,050,000
5.75% 10/12/10	800,000	886,000
6.05% 1/11/40	475,000	578,312
6.75% 9/27/34	500,000	657,505
Mexico Government International Bonds 3.25% 4/16/30	205,000	203,157
		5,692,468
Panama—0.08%
Panama Government International Bond
3.16% 1/23/30	445,000	479,042
3.87% 7/23/60	200,000	226,500
3.88% 3/17/28	300,000	336,750
4.30% 4/29/53	300,000	357,378
4.50% 4/16/50	200,000	244,600
6.70% 1/26/36	200,000	287,752
7.13% 1/29/26	100,000	126,501
8.88% 9/30/27	100,000	142,001
9.38% 4/1/29	100,000	151,750
		2,352,274
Peru—0.06%
Peruvian Government International Bond
4.13% 8/25/27	350,000	402,154
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Peru (continued)
Peruvian Government International Bond (continued)
5.63% 11/18/50	100,000	$ 157,750
6.55% 3/14/37	500,000	760,630
7.35% 7/21/25	100,000	127,250
8.75% 11/21/33	200,000	333,502
		1,781,286
Philippines—0.11%
Philippine Government International Bond
2.46% 5/5/30	250,000	261,887
2.95% 5/5/45	250,000	259,322
3.00% 2/1/28	200,000	215,766
3.70% 2/2/42	200,000	228,545
3.75% 1/14/29	400,000	456,500
3.95% 1/20/40	500,000	579,598
5.00% 1/13/37	500,000	642,835
9.50% 2/2/30	300,000	487,764
		3,132,217
Poland—0.04%
Republic of Poland Government International Bond
3.00% 3/17/23	250,000	264,698
3.25% 4/6/26	400,000	448,128
5.00% 3/23/22	500,000	536,250
		1,249,076
Republic of Korea—0.10%
Export-Import Bank of Korea
2.75% 1/25/22	200,000	205,586
2.88% 1/21/25	500,000	541,783
3.25% 11/10/25	200,000	223,162
3.50% 11/27/21	200,000	207,388
3.63% 11/27/23	300,000	327,385
5.00% 4/11/22	250,000	268,205
Korea International Bond
2.50% 6/19/29	200,000	218,660
2.75% 1/19/27	500,000	544,522
3.88% 9/11/23	200,000	219,432
		2,756,123
Sweden—0.04%
Svensk Exportkredit
1.63% 11/14/22	430,000	442,458
2.88% 3/14/23	500,000	532,803
Swedish Export Credit 3.13% 11/8/21	200,000	207,436
		1,182,697
Uruguay—0.07%
Uruguay Government International Bond
4.38% 10/27/27	300,000	342,753
5.10% 6/18/50	1,000,000	1,290,010

LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Uruguay (continued)
Uruguay Government International Bond (continued)
7.63% 3/21/36	250,000	$ 379,378
		2,012,141
Total Sovereign Bonds (Cost $36,631,621)		40,351,379
SUPRANATIONAL BANKS–1.42%
African Development Bank
1.63% 9/16/22	415,000	426,974
2.13% 11/16/22	350,000	365,008
3.00% 12/6/21	440,000	457,032
Andina de Fomento
2.38% 5/12/23	250,000	256,405
3.75% 11/23/23	220,000	236,804
Asian Development Bank
0.63% 4/29/25	1,500,000	1,510,632
1.50% 10/18/24	500,000	522,732
1.63% 1/24/23	200,000	206,783
1.75% 8/14/26	100,000	106,612
1.88% 2/18/22	600,000	615,866
1.88% 1/24/30	200,000	217,969
2.00% 4/24/26	600,000	649,115
2.38% 8/10/27	250,000	278,804
2.63% 1/30/24	400,000	432,065
2.63% 1/12/27	1,000,000	1,123,051
2.75% 3/17/23	725,000	772,528
Asian Infrastructure Investment Bank 0.50% 5/28/25	500,000	499,084
Corp. Andina de Fomento 4.38% 6/15/22	250,000	264,498
Council Of Europe Development Bank
1.38% 2/27/25	250,000	260,125
2.50% 2/27/24	300,000	322,953
2.63% 2/13/23	90,000	95,423
European Bank for Reconstruction & Development
0.50% 5/19/25	1,000,000	999,906
1.50% 2/13/25	85,000	88,569
1.88% 2/23/22	400,000	410,480
European Bk Recon & Dev 0.25% 7/10/23	250,000	249,880
European Investment Bank
0.25% 9/15/23	365,000	364,670
0.88% 5/17/30	700,000	700,590
1.38% 9/6/22	275,000	281,763
1.63% 3/14/25	325,000	342,964
1.63% 10/9/29	550,000	588,091
2.25% 8/15/22	1,000,000	1,042,365
2.38% 6/15/22	1,000,000	1,041,285
2.50% 3/15/23	955,000	1,012,433
2.63% 5/20/22	500,000	522,192
2.63% 3/15/24	415,000	449,555
2.88% 12/15/21	375,000	389,387
2.88% 8/15/23	500,000	540,099
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
European Investment Bank (continued)
3.25% 1/29/24	1,400,000	$ 1,545,684
FMS Wertmanagement
2.00% 8/1/22	400,000	414,107
2.75% 3/6/23	250,000	266,356
Inter-American Development Bank
0.63% 7/15/25	1,000,000	1,005,566
1.25% 9/14/21	700,000	708,178
1.75% 3/14/25	1,250,000	1,323,672
1.88% 7/23/21	100,000	101,645
2.00% 6/2/26	250,000	270,302
2.00% 7/23/26	100,000	107,923
2.25% 6/18/29	350,000	391,411
2.63% 1/16/24	1,500,000	1,618,671
3.00% 10/4/23	500,000	543,099
3.00% 2/21/24	400,000	440,010
3.20% 8/7/42	100,000	129,468
3.88% 10/28/41	100,000	139,318
4.38% 1/24/44	56,000	86,170
International Bank for Reconstruction & Development
0.63% 4/22/25	2,000,000	2,016,035
1.38% 9/20/21	300,000	303,995
1.63% 2/10/22	600,000	613,141
1.63% 1/15/25	750,000	789,717
1.75% 10/23/29	250,000	269,537
1.88% 6/19/23	1,000,000	1,045,230
2.13% 12/13/21	500,000	513,401
2.13% 7/1/22	1,000,000	1,036,880
2.13% 2/13/23	100,000	104,756
2.50% 3/19/24	750,000	808,883
2.50% 11/25/24	900,000	981,050
2.50% 11/22/27	350,000	395,279
2.75% 7/23/21	500,000	513,292
3.13% 11/20/25	450,000	511,865
4.75% 2/15/35	50,000	75,151
7.63% 1/19/23	100,000	118,512
International Finance
0.50% 3/20/23	85,000	85,513
1.13% 7/20/21	200,000	201,642
1.38% 10/16/24	675,000	701,984
2.88% 7/31/23	160,000	172,627
Nordic Investment Bank
0.38% 5/19/23	200,000	200,506
2.25% 9/30/21	200,000	204,723
2.25% 5/21/24	200,000	213,985
2.88% 7/19/23	200,000	215,362
Total Supranational Banks (Cost $37,822,889)		39,829,338
U.S. TREASURY OBLIGATIONS–36.61%
U.S. Treasury Bonds
1.13% 5/15/40	1,000,000	990,547
1.25% 5/15/50	5,000,000	4,800,195
2.00% 2/15/50	1,500,000	1,716,914
2.38% 11/15/49	2,500,000	3,086,230

LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.50% 2/15/45	12,900,000	$ 15,906,809
2.50% 2/15/46	6,350,000	7,860,854
2.50% 5/15/46	7,200,000	8,925,750
2.75% 8/15/42	2,600,000	3,332,570
2.75% 11/15/42	3,500,000	4,481,914
2.75% 8/15/47	4,200,000	5,485,102
2.75% 11/15/47	6,500,000	8,500,020
2.88% 5/15/43	13,500,000	17,632,266
2.88% 8/15/45	1,200,000	1,581,234
2.88% 5/15/49	3,000,000	4,056,328
3.00% 5/15/42	2,850,000	3,793,728
3.00% 11/15/45	8,100,000	10,913,801
3.00% 2/15/47	7,700,000	10,484,934
3.00% 5/15/47	5,700,000	7,765,359
3.00% 2/15/48	5,000,000	6,841,992
3.00% 8/15/48	11,000,000	15,118,984
3.00% 2/15/49	9,500,000	13,108,145
3.13% 8/15/44	19,500,000	26,582,461
3.13% 5/15/48	4,000,000	5,602,969
3.38% 11/15/48	2,000,000	2,937,266
3.63% 2/15/44	3,000,000	4,390,078
3.75% 8/15/41	3,850,000	5,671,230
3.88% 8/15/40	3,750,000	5,587,500
4.38% 5/15/41	2,750,000	4,372,607
5.00% 5/15/37	1,000,000	1,639,648
5.25% 11/15/28	500,000	692,090
5.38% 2/15/31	500,000	742,891
5.50% 8/15/28	500,000	697,441
6.00% 2/15/26	750,000	985,664
6.13% 11/15/27	800,000	1,128,031
6.13% 8/15/29	300,000	448,020
6.25% 8/15/23	1,600,000	1,902,750
6.63% 2/15/27	750,000	1,052,930
6.75% 8/15/26	500,000	692,793
6.88% 8/15/25	1,000,000	1,334,414
7.13% 2/15/23	1,000,000	1,182,852
7.25% 8/15/22	500,000	575,293
7.50% 11/15/24	500,000	657,598
7.63% 11/15/22	500,000	588,613
7.63% 2/15/25	500,000	669,141
8.00% 11/15/21	1,700,000	1,882,551
8.13% 8/15/21	700,000	762,836
U.S. Treasury Notes
0.13% 5/31/22	10,000,000	9,992,578
0.13% 6/30/22	10,000,000	9,994,141
0.50% 5/31/27	5,000,000	5,005,273
0.50% 6/30/27	12,000,000	12,007,500
1.13% 2/28/25	5,500,000	5,720,430
1.38% 1/31/22	6,000,000	6,113,906
1.38% 10/15/22	13,500,000	13,870,723
1.38% 2/15/23	5,000,000	5,157,227
1.38% 6/30/23	9,400,000	9,736,344
1.50% 2/28/23	12,000,000	12,422,813
1.50% 3/31/23	4,500,000	4,664,004
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.50% 9/30/24	5,000,000	$ 5,266,406
1.50% 11/30/24	37,000,000	39,033,555
1.50% 8/15/26	11,000,000	11,721,445
1.50% 1/31/27	8,000,000	8,540,938
1.50% 2/15/30	6,000,000	6,485,391
1.63% 8/31/22	9,000,000	9,283,008
1.63% 11/15/22	16,750,000	17,326,435
1.63% 5/31/23	16,000,000	16,673,750
1.63% 10/31/23	18,000,000	18,858,516
1.63% 2/15/26	11,000,000	11,768,281
1.63% 5/15/26	6,500,000	6,966,426
1.63% 11/30/26	6,000,000	6,448,594
1.63% 8/15/29	8,000,000	8,727,500
1.75% 5/15/22	9,000,000	9,266,484
1.75% 6/15/22	30,000,000	30,929,297
1.75% 7/15/22	18,000,000	18,579,375
1.75% 5/15/23	15,000,000	15,675,586
1.75% 11/15/29	5,000,000	5,519,727
1.88% 2/28/22	4,000,000	4,112,969
1.88% 3/31/22	15,000,000	15,445,898
1.88% 7/31/26	8,000,000	8,704,375
2.00% 8/31/21	5,000,000	5,106,445
2.00% 11/15/21	4,700,000	4,817,867
2.00% 2/15/22	8,000,000	8,236,875
2.00% 2/15/23	14,150,000	14,824,336
2.00% 4/30/24	8,000,000	8,545,000
2.00% 5/31/24	10,000,000	10,694,141
2.00% 2/15/25	11,000,000	11,876,992
2.00% 11/15/26	5,000,000	5,490,430
2.13% 12/31/22	3,000,000	3,145,898
2.13% 11/30/23	22,000,000	23,444,609
2.13% 2/29/24	12,000,000	12,841,406
2.13% 9/30/24	7,000,000	7,556,719
2.13% 11/30/24	9,000,000	9,741,445
2.13% 5/31/26	10,000,000	11,012,891
2.25% 4/15/22	23,000,000	23,854,414
2.25% 3/31/26	5,000,000	5,533,398
2.25% 2/15/27	16,000,000	17,873,125
2.25% 8/15/27	9,000,000	10,108,828
2.25% 11/15/27	11,500,000	12,951,426
2.38% 8/15/24	35,000,000	38,078,906
2.38% 5/15/27	9,500,000	10,722,012
2.38% 5/15/29	11,000,000	12,693,828
2.50% 1/15/22	16,000,000	16,570,625
2.50% 8/15/23	18,250,000	19,566,709
2.63% 12/31/25	2,000,000	2,247,734
2.63% 2/15/29	9,000,000	10,545,469
2.75% 9/15/21	8,000,000	8,248,125
2.75% 8/31/23	8,000,000	8,646,875
2.75% 11/15/23	5,000,000	5,428,906
2.75% 2/15/24	26,000,000	28,387,734
2.75% 2/28/25	5,000,000	5,574,609
2.75% 6/30/25	5,000,000	5,608,203
2.75% 2/15/28	12,000,000	13,997,344

LVIP SSGA Bond Index Fund–65

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.88% 11/30/25	7,000,000	$ 7,952,109
2.88% 5/15/28	4,000,000	4,720,312
2.88% 8/15/28	13,000,000	15,393,828
3.13% 11/15/28	7,000,000	8,462,344
Total U.S. Treasury Obligations (Cost $923,072,378)		1,029,684,155

	Number of Shares
MONEY MARKET FUND–5.12%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	143,910,260	143,910,260
Total Money Market Fund (Cost $143,910,260)		143,910,260
TOTAL INVESTMENTS–103.34% (Cost $2,674,442,874)	$2,906,524,496

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.34%)	(93,884,011)
NET ASSETS APPLICABLE TO 230,972,899 SHARES OUTSTANDING–100.00%	$2,812,640,485
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($1,862,961,303 / 152,942,506 Shares)	$12.181
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($949,679,182 / 78,030,393 Shares)	$12.171
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$2,540,848,211
Distributable earnings/(accumulated loss)	271,792,274
TOTAL NET ASSETS	$2,812,640,485

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
^ Zero coupon security.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2020.
✱ Considered an affiliated investment. See Note 2 in “Notes.”
LVIP SSGA Bond Index Fund–66

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
Δ Securities have been classified by country of origin.

★ Includes $115,179,936 payable for securities purchased, $661,736 payable for fund shares redeemed, $150,039 other accrued expenses payable and $947,255 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
AGM–Insured by Assured Guaranty Municipal Corporation
AID–Agency for International Development
BB–Barclays Bank
CA–Credit Agricole
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
NATL–Insured by the National Public Finance Guarantee Corporation
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund–67

LVIP SSGA Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Interest from unaffiliated investments	$ 36,105,573
Interest from affiliated investments	10,000
Foreign taxes withheld	(47)
36,115,526
EXPENSES:
Management fees	5,646,963
Distribution fees-Service Class	1,189,973
Shareholder servicing fees	409,405
Accounting and administration expenses	254,575
Pricing fees	170,037
Reports and statements to shareholders	72,471
Professional fees	57,022
Custodian fees	45,694
Trustees’ fees and expenses	38,489
Consulting fees	1,925
Index fees	299
Other	14,271
7,901,124
Less:
Management fees waived	(1,743,059)
Total operating expenses	6,158,065
NET INVESTMENT INCOME	29,957,461
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	22,413,695
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	12,045
Unaffiliated investments	115,482,329
Net change in unrealized appreciation (depreciation)	115,494,374
NET REALIZED AND UNREALIZED GAIN	137,908,069
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$167,865,530
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 29,957,461	$ 68,458,350
Net realized gain	22,413,695	6,675,020
Net change in unrealized appreciation (depreciation)	115,494,374	148,050,605
Net increase in net assets resulting from operations	167,865,530	223,183,975
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(52,102,779)
Service Class	—	(23,212,382)
	—	(75,315,161)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	280,635,377	304,837,257
Service Class	86,649,366	99,846,205
Reinvestment of dividends and distributions:
Standard Class	—	52,102,779
Service Class	—	23,212,382
	367,284,743	479,998,623
Cost of shares redeemed:
Standard Class	(490,412,282)	(326,769,231)
Service Class	(146,492,287)	(163,082,296)
	(636,904,569)	(489,851,527)
Decrease in net assets derived from capital share transactions	(269,619,826)	(9,852,904)
NET INCREASE (DECREASE) IN NET ASSETS	(101,754,296)	138,015,910
NET ASSETS:
Beginning of period	2,914,394,781	2,776,378,871
End of period	$2,812,640,485	$2,914,394,781
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund–68

LVIP SSGA Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 11.460	$ 10.881	$ 11.231	$ 11.156	$ 11.163	$ 11.425
Income (loss) from investment operations:
Net investment income[2]	0.130	0.284	0.275	0.258	0.249	0.246
Net realized and unrealized gain (loss)	0.591	0.612	(0.315)	0.097	0.005	(0.217)
Total from investment operations	0.721	0.896	(0.040)	0.355	0.254	0.029
Less dividends and distributions from:
Net investment income	—	(0.317)	(0.310)	(0.280)	(0.261)	(0.291)
Total dividends and distributions	—	(0.317)	(0.310)	(0.280)	(0.261)	(0.291)
Net asset value, end of period	$ 12.181	$ 11.460	$ 10.881	$ 11.231	$ 11.156	$ 11.163
Total return[3]	6.29%	8.24%	(0.32%)	3.18%	2.28%	0.25%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,862,961	$1,961,969	$1,833,230	$2,031,198	$1,923,620	$1,796,385
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.34%	0.32%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.47%	0.47%	0.48%	0.46%	0.44%	0.45%
Ratio of net investment income to average net assets	2.21%	2.48%	2.50%	2.27%	2.16%	2.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.09%	2.36%	2.38%	2.15%	2.04%	2.03%
Portfolio turnover	34%	43%	43%	49%	56%	76%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund–69

LVIP SSGA Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 11.464	$ 10.885	$ 11.234	$ 11.160	$ 11.165	$ 11.427
Income (loss) from investment operations:
Net investment income[2]	0.115	0.256	0.247	0.229	0.220	0.218
Net realized and unrealized gain (loss)	0.592	0.611	(0.315)	0.097	0.007	(0.218)
Total from investment operations	0.707	0.867	(0.068)	0.326	0.227	—
Less dividends and distributions from:
Net investment income	—	(0.288)	(0.281)	(0.252)	(0.232)	(0.262)
Total dividends and distributions	—	(0.288)	(0.281)	(0.252)	(0.232)	(0.262)
Net asset value, end of period	$ 12.171	$ 11.464	$ 10.885	$ 11.234	$ 11.160	$ 11.165
Total return[3]	6.17%	7.97%	(0.58%)	2.92%	2.04%	0.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$949,679	$952,426	$943,149	$1,046,956	$1,025,156	$979,419
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.59%	0.57%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.72%	0.73%	0.71%	0.69%	0.70%
Ratio of net investment income to average net assets	1.96%	2.23%	2.25%	2.02%	1.91%	1.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.84%	2.11%	2.13%	1.90%	1.79%	1.78%
Portfolio turnover	34%	43%	43%	49%	56%	76%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund–70

LVIP SSGA Bond Index Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund
LVIP SSGA Bond Index Fund–71

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.08% of the first $500 million of the Fund’s average daily net assets; 0.122% of the next $1.5 billion; and 0.152% of the Fund’s average daily net assets in excess of $2 billion.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$89,394
Legal	15,939
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $59,373 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$626,099
Distribution fees payable to LFD	190,946
Printing and mailing fees payable to Lincoln Life	64,760
Shareholder servicing fees payable to Lincoln Life	65,450
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
The Fund has an investment in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
LVIP SSGA Bond Index Fund–72

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/20	Principal Amount 6/30/20	Interest Income
Corporate Bond-0.02%@
Insurance-0.02% @
Lincoln National 4.00% 9/1/23	$532,026	$317	$—	$—	$12,045	$544,388	500,000	$10,000

@	As a percentage of Net Assets as of June 30, 2020.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 145,660,008
Purchases of U.S. government securities	818,003,822
Sales other than U.S. government securities	144,717,257
Sales of U.S. government securities	1,074,177,082
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$2,674,442,874
Aggregate unrealized appreciation of investments	$ 233,841,377
Aggregate unrealized depreciation of investments	(1,759,755)
Net unrealized appreciation of investments	$ 232,081,622
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Bond Index Fund–73

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$ —	$ 25,236,244	$—	$ 25,236,244
Agency Mortgage-Backed Securities	—	746,469,139	—	746,469,139
Agency Obligations	—	38,221,624	—	38,221,624
Corporate Bonds	—	771,602,948	—	771,602,948
Municipal Bonds	—	20,339,654	—	20,339,654
Non-Agency Asset-Backed Securities	—	7,153,099	—	7,153,099
Non-Agency Commercial Mortgage-Backed Securities	—	35,357,123	—	35,357,123
Regional Bonds	—	8,369,533	—	8,369,533
Sovereign Bonds	—	40,351,379	—	40,351,379
Supranational Banks	—	39,829,338	—	39,829,338
U.S. Treasury Obligations	—	1,029,684,155	—	1,029,684,155
Money Market Fund	143,910,260	—	—	143,910,260
Total Investments	$143,910,260	$2,762,614,236	$—	$2,906,524,496
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	23,519,526	26,786,777
Service Class	7,286,349	8,747,303
Shares reinvested:
Standard Class	—	4,550,054
Service Class	—	2,025,980
	30,805,875	42,110,114
Shares redeemed:
Standard Class	(41,782,937)	(28,612,263)
Service Class	(12,333,132)	(14,341,008)
	(54,116,069)	(42,953,271)
Net decrease	(23,310,194)	(843,157)
5. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.
LVIP SSGA Bond Index Fund–74

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 5. Risk Factors (continued)
Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Bond Index Fund–75

LVIP SSGA Bond Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Bond Index Fund–76

LVIP SSGA Emerging Markets Equity Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Emerging Markets Equity Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Emerging Markets Equity Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$901.90	0.50%	$2.36
Service Class Shares	1,000.00	900.90	0.75%	3.54
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.40	0.50%	$2.51
Service Class Shares	1,000.00	1,021.10	0.75%	3.77

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Country	Percentage of Net Assets
Common Stock	95.25%
Argentina	0.12%
Barbados	0.00%
Brazil	3.65%
Chile	0.51%
China	35.61%
Colombia	0.11%
Comoros	0.03%
Czech Republic	0.11%
Egypt	0.12%
Greece	0.13%
Hong Kong	3.97%
Hungary	0.22%
India	7.90%
Indonesia	1.45%
Luxembourg	0.04%
Malaysia	1.74%
Mexico	1.71%
Peru	0.25%
Philippines	0.83%
Poland	0.71%
Qatar	0.82%
Republic of Korea	10.71%
Romania	0.03%
Russia	3.18%
Saudi Arabia	2.62%
South Africa	3.57%
Taiwan	11.99%
Thailand	2.20%
Turkey	0.41%
United Arab Emirates	0.51%
Preferred Stocks	2.20%
Rights	0.00%
Warrants	0.00%
Money Market Fund	1.18%
Total Investments	98.63%
Receivables and Other Assets Net of Liabilities	1.37%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	0.11%
Air Freight & Logistics	0.29%
Airlines	0.10%
Auto Components	0.37%
Automobiles	1.48%
Banks	12.64%
Beverages	1.25%
Biotechnology	0.75%
Building Products	0.03%
Capital Markets	1.24%
Chemicals	2.28%
Commercial Services & Supplies	0.23%
Communications Equipment	0.21%
Construction & Engineering	0.63%
Construction Materials	1.03%
Consumer Finance	0.19%
Containers & Packaging	0.05%
Distributors	0.01%
Diversified Consumer Services	0.94%
Diversified Financial Services	0.56%
Diversified Telecommunication Services	1.37%
Electric Utilities	0.84%
Electrical Equipment	0.34%
Electronic Equipment, Instruments & Components	2.43%
Energy Equipment & Services	0.09%
Entertainment	1.32%
Equity Real Estate Investment Trusts	0.08%
Food & Staples Retailing	1.50%
Food Products	1.97%
Gas Utilities	0.58%
Health Care Equipment & Supplies	0.37%
Health Care Providers & Services	0.61%
Health Care Technology	0.29%
Hotels, Restaurants & Leisure	0.66%
Household Durables	0.33%
Household Products	0.54%
Independent Power and Renewable Electricity Producers	0.55%
Industrial Conglomerates	1.14%
Insurance	3.25%
Interactive Media & Services	7.86%
Internet & Direct Marketing Retail	11.30%
IT Services	1.49%
Leisure Products	0.10%
Life Sciences Tools & Services	0.61%
Machinery	0.51%
Marine	0.08%
Media	0.25%
Metals & Mining	3.17%

LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Multiline Retail	0.49%
Multi-Utilities	0.05%
Oil, Gas & Consumable Fuels	5.78%
Paper & Forest Products	0.16%
Personal Products	0.67%
Pharmaceuticals	1.51%
Professional Services	0.04%
Real Estate Management & Development	2.40%
Road & Rail	0.26%
Semiconductors & Semiconductor Equipment	6.77%
Software	0.37%
Specialty Retail	0.55%
Technology Hardware, Storage & Peripherals	5.28%
Textiles, Apparel & Luxury Goods	0.73%
Thrifts & Mortgage Finance	0.67%
Tobacco	0.34%
Trading Companies & Distributors	0.05%
Transportation Infrastructure	0.68%
Water Utilities	0.19%
Wireless Telecommunication Services	2.44%
Total	97.45%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Alibaba Group Holding ADR	6.88%
Tencent Holdings	6.24%
Taiwan Semiconductor Manufacturing	4.44%
Samsung Electronics	3.55%
Naspers Class N	1.35%
Meituan Dianping B	1.35%
China Construction Bank Class H	1.33%
Reliance Industries	1.10%
Ping An Insurance Group of China Class H	0.98%
JD.com ADR	0.86%
Total	28.08%

ADR–American Depositary Receipt
IT–Information Technology

LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–95.25%
Argentina–0.12%
†Globant	4,300	$ 644,355
Telecom Argentina Sponsored ADR	12,100	108,295
YPF ADR	21,500	123,625
		876,275
Barbados–0.00%
†Natura & Co Holding	4,735	34,593
		34,593
Brazil–3.65%
Ambev	608,000	1,596,558
Atacadao	53,900	198,330
†B2W Cia Digital	23,792	474,256
B3 SA - Brasil Bolsa Balcao	267,200	2,736,318
Banco Bradesco	170,310	599,738
Banco BTG Pactual	29,800	423,045
Banco do Brasil	109,700	650,563
Banco Santander	52,300	272,651
BB Seguridade Participacoes	89,700	454,760
BR Malls Participacoes	63,800	120,136
†BRF	68,200	270,136
CCR	156,900	419,219
Centrais Eletricas Brasileiras	37,300	214,756
Cia Brasileira de Distribuicao	20,600	270,810
Cia de Saneamento Basico do Estado de Sao Paulo	38,500	409,205
Cia Paranaense de Energia	9,600	108,002
Cia Siderurgica Nacional	85,600	169,843
Cielo	146,600	125,085
Cogna Educacao	162,590	200,020
Cosan	20,300	268,136
CPFL Energia	29,900	169,456
Energisa	22,100	202,018
Engie Brasil Energia	27,425	213,627
Equatorial Energia	116,300	498,939
Hapvida Participacoes e Investimentos	29,800	344,683
Hypera	51,100	313,003
IRB Brasil Resseguros	66,600	136,063
JBS	131,600	517,146
Klabin	91,400	347,576
Localiza Rent a Car	80,321	606,163
Lojas Renner	102,840	797,099
Magazine Luiza	91,637	1,209,896
Multiplan Empreendimentos Imobiliarios	31,000	117,887
Natura & Co. Holding	88,100	642,998
Notre Dame Intermedica Participacoes	62,553	787,362
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Brazil (continued)
Petrobras Distribuidora	94,500	$ 373,266
Petroleo Brasileiro	463,800	1,929,195
Porto Seguro	12,900	121,075
Raia Drogasil	28,300	581,081
†Rumo	144,600	599,342
Sul America	33,400	280,560
†Suzano	71,030	483,016
TIM Participacoes	109,300	283,998
Ultrapar Participacoes	89,600	303,989
Vale	475,100	4,907,296
WEG	110,500	1,043,411
		27,791,712
Chile–0.51%
Aguas Andinas Class A	335,409	113,600
Banco de Chile	5,993,882	529,044
Banco de Credito e Inversiones	6,260	212,637
Banco Santander Chile	8,574,224	350,735
Cencosud	182,362	255,316
†Cencosud Shopping	53,299	94,743
Cia Cervecerias Unidas	18,704	134,690
Colbun	1,023,095	163,167
†Empresa Nacional de Telecomunicaciones	18,593	119,969
Empresas CMPC	148,130	294,312
Empresas COPEC	49,363	331,130
Enel Americas	4,528,688	683,659
Enel Chile	3,619,565	270,564
Falabella	97,281	307,926
		3,861,492
China–35.61%
360 Security Technology Class A	8,400	21,826
†3SBio	174,500	222,102
†51job ADR	3,600	258,444
†58.com ADR	12,500	674,250
†AAC Technologies Holdings	95,500	589,788
Accelink Technologies Class A	4,100	19,162
†Addsino Class A	6,800	13,215
AECC Aero-Engine Control	6,100	11,822
AECC Aviation Power Class A	15,101	50,380
Agile Group Holdings	158,000	187,285
Agricultural Bank of China Class A	505,700	242,085
Agricultural Bank of China Class H	3,597,000	1,455,864
Aier Eye Hospital Group Class A	27,040	166,450
Air China Class A	24,600	23,138
LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Air China Class H	256,000	$ 153,908
Aisino Class A	12,900	29,732
AK Medical Holdings	48,000	153,011
†Alibaba Group Holding ADR	243,100	52,436,670
†Alibaba Health Information Technology	478,000	1,405,645
A-Living Services Class H	58,750	298,578
†Aluminum of China Class H	556,000	104,868
†Aluminumof China Class A	80,500	31,575
Angang Steel Class A	37,000	12,863
Angel Yeast Class A	5,600	39,259
Anhui Conch Cement Class A	27,400	206,100
Anhui Conch Cement Class H	161,500	1,094,348
Anhui Gujing Distillery Class A	2,700	57,497
Anhui Gujing Distillery Class B	11,800	127,105
Anhui Kouzi Distillery Class A	3,700	26,755
ANTA Sports Products	142,000	1,263,385
Apeloa Pharmaceutical Class A	5,600	18,500
Asymchem Laboratories Tianjin Class A	1,600	55,005
Autobio Diagnostics Class A	2,000	45,930
Autohome ADR	7,800	588,900
AVIC Aircraft Class A	17,100	43,117
†Avic Capital Class A	62,300	35,022
AVIC Electromechanical Systems Class A	24,200	27,106
AVIC Jonhon Optronic Technology Class A	7,400	43,084
†AVIC Shenyang Aircraft Class A	7,900	36,760
AviChina Industry & Technology Class H	340,000	155,095
AVICOPTER	5,100	29,714
†BAIC BluePark New Energy Technology Class A	20,400	18,638
BAIC Motor Class H	227,500	99,561
†Baidu ADR	35,700	4,280,073
Bank of Beijing Class A	144,200	100,081
Bank of Chengdu Class A	22,200	25,053
Bank of China Class A	237,900	117,250
Bank of China Class H	10,281,000	3,808,422
Bank of Communications	268,420	194,955
Bank of Hangzhou Class A	35,300	44,668
Bank of Jiangsu Class A	77,500	62,271
Bank of Nanjing Class A	57,400	59,645
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Bank of Ningbo Class A	37,800	$ 140,858
Bank of Shanghai Class A	95,840	112,758
Baoshan Iron & Steel Class A	124,900	80,857
†Baozun ADR	6,000	230,700
BBMG Class A	70,300	30,570
Beijing Capital Development Class A	18,300	15,215
Beijing Capital International Airport Class H	234,000	146,446
Beijing Dabeinong Technology Group Class A	26,300	33,869
Beijing Enlight Media Class A	18,000	27,928
Beijing Enterprises Holdings	65,500	219,954
†Beijing Enterprises Water Group	672,000	263,705
Beijing New Building Materials Class A	11,500	34,788
Beijing Oriental Yuhong Waterproof Technology Class A	10,000	57,673
Beijing Originwater Technology Class A	22,200	25,580
Beijing Shiji Information Technology Class A	5,500	30,496
Beijing Shunxin Agriculture Class A	5,100	41,270
Beijing Sinnet Technology Class A	9,500	35,338
Beijing Tiantan Biological Products Class A	7,300	46,853
Beijing Tongrentang Class A	9,700	37,280
Beijing Yanjing Brewery Class A	18,000	17,487
†BEST ADR	27,800	118,984
Betta Pharmaceuticals Class A	2,500	49,547
BGI Genomics Class A	2,700	59,514
†Bilibili ADR	12,300	569,736
BOE Technology Group Class A	226,900	150,886
†Bohai Leasing Class A	43,300	18,315
BTG Hotels Group Class A	7,000	15,289
BYD Class A	12,000	122,758
BYD Class H	83,500	650,991
BYD Electronic International	93,500	216,004
By-health Class A	10,700	29,914
C&S Paper Class A	5,100	16,116
Caitong Securities Class A	22,200	32,282

LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†CanSino Biologics Class H	7,600	$ 209,269
Centre Testing International Group	4,600	12,897
CGN Power Class H	1,248,000	258,751
Chacha Food Class A	1,800	13,857
Changchun High & New Technology Industry Group Class A	2,200	135,382
Changjiang Securities Class A	34,000	32,445
Changzhou Xingyu Automotive Lighting Systems Class A	1,700	30,666
Chaozhou Three-Circle Group Class A	10,800	42,509
Chengdu Kanghong Pharmaceutical Group Class A	4,800	33,672
Chengdu Xingrong Environment Class A	16,700	10,886
†China Aerospace Times Electronics Class A	13,500	12,375
China Aoyuan Group	161,000	196,776
China Avionics Systems Class A	9,500	17,930
China CITIC Bank Class A	40,500	29,550
China CITIC Bank Class H	1,172,000	513,580
China Communications Construction Class A	19,900	20,733
China Communications Services Class H	322,000	201,792
China Conch Venture Holdings	217,000	921,031
China Construction Bank Class A	63,500	56,773
†China East Education Holding	75,500	137,244
†China Eastern Airlines Class A	64,300	38,625
†China Eastern Airlines Class H	252,000	90,731
China Education Group Holdings	84,000	135,463
China Enterprise Class A	24,400	14,087
China Everbright	128,000	186,480
China Everbright Bank Class A	266,800	135,318
China Everbright Bank Class H	440,000	166,142
China Everbright International	482,000	255,736
China Evergrande Group	241,000	627,117
†China Feihe	105,000	211,586
China Film Class A	11,100	20,703
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Fortune Land Development Class A	20,287	$ 65,861
China Gezhouba Group Class A	28,400	23,982
China Greatwall Technology Group Class A	20,400	38,301
China Hongqiao Group	238,000	105,976
China Huarong Asset Management Class H	1,243,000	125,882
†China International Capital Class H	184,400	364,845
China Jinmao Holdings Group	720,000	512,396
China Jushi Class A	21,700	28,161
China Lesso Group Holdings	146,000	191,637
China Life Insurance Class A	18,500	71,544
China Life Insurance Class H	973,000	1,963,283
†China Literature	37,400	253,603
China Longyuan Power Group Class H	426,000	240,181
China Medical System Holdings	183,000	216,418
China Meheco	6,100	12,216
†China Mengniu Dairy	362,000	1,388,118
China Merchants Bank	138,000	660,673
China Merchants Bank Class H	506,000	2,344,875
China Merchants Energy Shipping Class A	43,800	36,284
China Merchants Property Operation & Service	5,100	22,219
†China Merchants Securities Class A	37,900	117,985
China Merchants Shekou Industrial Zone Holdings Class A	53,300	124,382
China Minsheng Banking Class A	242,400	194,696
China Molybdenum Class A	119,800	62,667
China Molybdenum Class H	453,000	149,563
China National Accord Medicines Class A	2,100	13,370
China National Chemical Engineering Class A	30,500	23,722
China National Medicines Class A	4,500	25,859
China National Nuclear Power Class A	87,200	50,567

LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China National Software & Service Class A	3,400	$ 38,289
†China Northern Rare Earth Group High-Tech Class A	22,300	29,544
China Oilfield Services Class H	220,000	200,485
China Overseas Land & Investment	501,500	1,531,299
China Overseas Property Holdings	140,000	149,248
China Pacific Insurance Group Class A	42,800	165,731
China Pacific Insurance Group Class H	350,000	940,690
China Petroleum & Chemical Class A	172,500	95,713
China Petroleum & Chemical Class H	3,152,000	1,318,352
China Power International Development	613,000	112,819
China Railway Construction Class A	77,200	91,832
China Railway Construction Class H	264,000	209,114
China Railway Group Class A	137,600	98,059
China Railway Signal & Communication Class H	206,000	88,962
China Reinsurance Group Class H	787,000	80,629
China Resources Beer Holdings	192,000	1,071,744
China Resources Cement Holdings	332,000	409,463
China Resources Gas Group	118,000	577,352
China Resources Land	420,000	1,605,322
China Resources Pharmaceutical Group	219,000	126,858
China Resources Power Holdings	248,000	292,539
China Resources Sanjiu Medical & Pharmaceutical Class A	6,100	25,206
China Shenhua Energy	29,500	60,122
China Shenhua Energy Class H	452,000	701,492
†China Shipbuilding Industry Class A	153,800	87,301
China South Publishing & Media Group Class A	12,300	18,457
†China Southern Airlines Class A	58,300	42,879
†China Southern Airlines Class H	228,000	101,957
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Spacesat Class A	7,700	$ 33,718
China State Construction Engineering Class A	278,700	188,613
China Taiping Insurance Holdings	218,000	352,154
China Tourism Group Duty Free Class A	13,100	287,104
China Tower Class H	5,630,000	1,000,483
China TransInfo Technology Class A	9,900	33,749
China Unicom Hong Kong	796,000	433,100
China United Network Communications Class A	213,900	147,059
China Vanke	65,700	243,973
China Vanke Class H	195,400	623,649
China Yangtze Power	147,884	397,082
China Yuhua Education	126,000	104,054
Chinese Universe Publishing and Media Group Class A	7,500	12,538
Chongqing Brewery Class A	3,400	35,199
†Chongqing Changan Automobile Class A	26,800	41,824
Chongqing Fuling Zhacai Group Class A	5,400	27,605
Chongqing Rural Commercial Bank Class H	333,000	131,694
Chongqing Zhifei Biological Products Class A	9,000	127,229
CIFI Holdings Group	372,727	293,620
CITIC	751,000	709,158
CITIC Securities Class A	67,000	229,291
CITIC Securities Class H	276,000	526,463
CNOOC	2,321,000	2,604,921
Contemporary Amperex Technology Class A	14,600	363,892
COSCO SHIPPING Development Class A	50,700	13,228
COSCO SHIPPING Energy Transportation Class A	21,200	19,540
COSCO SHIPPING Energy Transportation Class H	172,000	77,035
†COSCO SHIPPING Holdings Class A	39,900	19,656
†COSCO SHIPPING Holdings Class H	334,500	96,605
COSCO SHIPPING Ports	240,239	129,585
Country Garden Holdings	1,002,020	1,242,805
Country Garden Services Holdings	170,000	793,620
CRRC	561,000	238,169
CRRC Class A	164,200	129,766
CSC Financial Class A	18,600	104,073

LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
CSPC Pharmaceutical Group	734,400	$ 1,390,870
Da An Gene of Sun Yat-Sen University Class A	5,060	19,540
Dali Foods Group	280,500	170,955
Daqin Railway Class A	101,061	100,748
Dawning Information Industry Class A	8,820	48,120
DHC Software Class A	21,300	37,903
Dong-E-E-Jiao	3,900	19,787
Dongfang Electric Class A	24,200	30,381
Dongxing Securities Class A	16,973	26,256
East Money Information Class A	53,400	153,282
ENN Energy Holdings	103,500	1,169,600
†Eve Energy Class A	12,355	83,936
Everbright Securities Class A	24,000	54,634
†Fangda Carbon New Material Class A	23,380	20,917
Far East Horizon	261,000	222,810
Fiberhome Telecommunication Technologies Class A	7,900	32,491
Financial Street Holdings Class A	20,200	19,022
First Capital Securities Class A	22,600	22,201
Focus Media Information Technology Class A	97,600	77,251
Foshan Haitian Flavouring & Food	18,000	317,053
Fosun International	335,500	429,984
Founder Securities Class A	54,400	54,721
Foxconn Industrial Internet Class A	27,052	58,314
†Fujian Sunner Development Class A	6,000	24,717
Fuyao Glass Industry Group Class A	12,300	36,442
Fuyao Glass Industry Group Class H	69,600	166,642
Ganfeng Lithium Class A	7,400	56,320
G-bits Network Technology Xiamen Class A	500	38,913
†GCL System Integration Technology Class A	31,500	11,602
GD Power Development Class A	134,900	35,381
†GDS Holdings ADR	9,900	788,634
GEM Class A	24,300	17,187
Gemdale Class A	30,100	58,528
†Genscript Biotech	128,000	264,715
GF Securities Class A	38,500	77,175
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
GF Securities Class H	184,000	$ 198,170
Giant Network Group Class A	8,200	20,240
Gigadevice Semiconductor Beijing Class A	3,080	103,324
Glodon Class A	7,700	76,218
GoerTek Class A	22,200	92,835
†GOME Retail Holdings	1,346,000	225,619
†Gotion High-tech Class A	6,800	25,954
Grandjoy Holdings Group Class A	21,100	15,250
Gree Electric Appliances	20,600	165,450
Greenland Holdings Class A	55,200	48,401
Greentown Service Group	150,000	177,796
GRG Banking Equipment Class A	14,100	25,941
†GSX Techedu ADR	9,900	593,901
Guangdong Haid Group Class A	10,600	71,551
†Guangdong HEC Technology Holding Class A	19,500	19,159
Guangdong Hongda Blasting Class A	3,298	16,469
†Guanghui Energy Class A	39,700	15,205
Guangzhou Baiyun International Airport Class A	12,700	27,500
Guangzhou Baiyunshan Pharmaceutical Holdings Class A	9,500	43,573
Guangzhou Haige Communications Group Class A	15,600	28,692
Guangzhou Kingmed Diagnostics Group Class A	2,900	36,810
Guangzhou R&F Properties Class H	161,600	190,173
Guangzhou Wondfo Biotech Class A	1,900	28,015
Guosen Securities Class A	27,800	44,550
Guotai Junan Securities Class A	50,000	122,445
Guotai Junan Securities Class H	76,000	105,693
Guoyuan Securities Class A	20,800	24,807
Haidilao International Holding	95,000	403,744
Haier Smart Home Class A	41,000	102,974
Haitian International Holdings	88,000	179,204
†Haitong Securities Class A	53,800	96,057

LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Haitong Securities Class H	364,400	$ 296,056
Hangzhou Hikvision Digital Technology Class A	63,200	273,068
Hangzhou Robam Appliances Class A	5,800	25,621
Hangzhou Silan Microelectronics Class A	8,200	17,112
Hangzhou Tigermed Consulting Class A	5,000	71,974
†Hansoh Pharmaceutical Group	70,000	331,059
Hefei Meiya Optoelectronic Technology Class A	4,200	31,256
Heilongjiang Agriculture Class A	10,600	24,179
Henan Shuanghui Investment & Development Class A	18,500	120,996
Hengan International Group	86,000	676,924
Hengli Petrochemical Class A	38,700	76,881
Hengtong Optic-electric Class A	11,700	27,313
Hengyi Petrochemical Class A	25,870	33,507
†Hesteel Class A	92,200	26,700
Hithink RoyalFlush Information Network Class A	3,500	66,324
Holitech Technology Class A	18,400	13,696
Hongfa Technology Class A	4,900	27,896
†Hua Hong Semiconductor	63,000	220,857
Huaan Securities Class A	23,700	22,956
Huadian Power International Class A	40,100	19,449
Huadong Medicine Class A	12,400	44,485
Hualan Biological Engineering Class A	12,220	86,785
Huaneng Power International Class A	50,800	30,394
Huaneng Power International Class H	448,000	168,974
Huatai Securities Class A	49,100	131,001
Huatai Securities Class H	196,800	315,036
Huaxi Securities Class A	17,900	27,013
Huaxia Bank Class A	84,500	73,282
Huaxin Cement Class A	8,400	28,356
Huayu Automotive Systems Class A	21,100	62,492
Huazhu Group ADR	17,400	609,870
Hubei Biocause Pharmaceutical Class A	30,500	22,525
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hubei Energy Group Class A	28,300	$ 14,105
Hubei Jumpcan Pharmaceutical	4,800	17,323
Hubei Kaile Science & Technology Class A	5,500	10,545
†Hunan Valin Steel Class A	23,500	12,569
Hundsun Technologies Class A	7,020	107,445
†HUYA ADR	8,500	158,695
Iflytek Class A	14,800	78,822
Industrial & Commercial Bank of China Class A	364,500	257,052
Industrial & Commercial Bank of China Class H	7,869,000	4,757,343
Industrial Bank	139,596	312,504
Industrial Securities Class A	41,142	40,008
†Inner Mongolia BaoTou Steel Union Class A	305,500	46,758
Inner Mongolia First Machinery Group Class A	9,400	13,845
†Inner Mongolia Junzheng Energy & Chemical Industry Group Class A	73,900	26,667
Inner Mongolia MengDian HuaNeng Thermal Power Class A	41,900	14,631
Inner Mongolia Yili Industrial Group	40,400	178,387
Inner Mongolia Yitaial Class B	146,600	95,406
†Innovent Biologics	124,000	922,895
Inspur Electronic Information Industry Class A	9,660	54,172
†iQIYI ADR	27,400	635,406
Ithaca Energy North Sea Class A	8,800	49,714
Jafron Biomedical Class A	5,510	54,333
†JD.com ADR	108,500	6,529,530
Jiangsu Changshu Rural Commercial Bank Class A	15,700	16,722
Jiangsu Expressway Class H	158,000	185,701
Jiangsu Hengli Hydraulic Class A	5,900	67,243
Jiangsu Hengrui Medicine	35,202	460,056
Jiangsu Shagang	11,000	19,619
Jiangsu Yanghe Brewery Joint-Stock	10,100	150,749
Jiangsu Yangnong Chemical Class A	1,800	21,077

LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Jiangsu Yuyue Medical Equipment & Supply Class A	6,400	$ 32,931
Jiangsu Zhongnan Construction Group Class A	22,900	28,957
Jiangsu Zhongtian Technology Class A	21,400	34,891
Jiangxi Copper Class A	12,800	24,540
Jiangxi Copper Class H	154,000	156,909
Jiangxi Zhengbang Technology Class A	16,700	41,430
Jilin Aodong Pharmaceutical Group	8,100	18,023
Jinduicheng Molybdenum Class A	14,400	12,659
Jinke Properties Group Class A	36,500	42,252
Jinyu Bio-Technology Class A	6,800	26,812
Joincare Pharmaceutical Group Industry Class A	13,800	31,736
Jointown Pharmaceutical Group	12,700	33,444
Jonjee Hi-Tech Industrial And Commercial Holding Class A	5,531	45,863
†JOYY	7,500	664,125
Juewei Food Class A	4,200	41,988
†Juneyao Airlines Class A	11,700	15,137
†Kaisa Group Holdings	323,000	122,978
†Kingdee International Software Group	308,000	720,684
†Kingsoft	112,000	524,613
†Koolearn Technology Holding	29,000	117,039
Kunlun Energy	470,000	307,815
Kweichow Moutai	8,300	1,723,640
†KWG Group Holdings	170,500	289,690
Laobaixing Pharmacy Chain Class A	2,000	28,312
Legend Holdings Class H	53,500	62,739
Lenovo Group	948,000	528,928
Lens Technology Class A	20,100	80,142
†Leo Group Class A	35,500	19,414
Lepu Medical Technology Beijing Class A	12,100	62,517
Leyard Optoelectronic Class A	14,800	12,737
Li Ning	265,000	848,647
†Liaoning Cheng Da Class A	10,900	29,271
†Lingyi iTech Guangdong Class A	38,500	58,298
Livzon Pharmaceutical Group Class A	3,700	25,183
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Logan Group	186,000	$ 332,310
Lomon Billions Group Class A	12,600	33,111
Longfor Group Holdings	237,000	1,134,480
LONGi Green Energy Technology Class A	25,600	148,084
Luxshare Precision Industry Class A	46,187	337,692
Luye Pharma Group	159,500	98,067
Luzhou Laojiao Class A	9,800	126,806
Maanshan Iron & Steel Class A	43,100	15,781
†Mango Excellent Media Class A	11,800	109,254
†Meinian Onehealth Healthcare Holdings Class A	27,000	55,224
†Meituan Dianping B	460,500	10,290,497
Metallurgicalof China Class A	109,800	39,140
Momo ADR	20,100	351,348
Muyuan Foodstuff Class A	24,650	286,737
†NanJi E-Commerce Class A	15,200	45,656
Nanjing King-Friend Biochemical Pharmaceutical Class A	3,900	35,628
Nanjing Securities Class A	20,300	41,089
†Nanyang Topsec Technologies Group Class A	4,000	15,089
NARI Technology Class A	30,820	88,815
NAURA Technology Group Class A	3,300	79,994
NavInfo Class A	12,200	28,582
NetEase ADR	10,400	4,465,552
New China Life Insurance Class A	14,000	88,017
New China Life Insurance Class H	111,400	375,677
New Hope Liuhe Class A	28,200	119,367
†New Oriental Education & Technology Group Sponsored ADR	18,700	2,435,301
Newland Digital Technology Class A	6,200	14,055
Ninestar Class A	6,600	30,804
†Ningbo Joyson Electronic Class A	7,800	26,498
Ningbo Tuopu Group Class A	4,700	18,741
Ningbo Zhoushan Port Class A	62,900	31,836
†NIO ADR	99,200	765,824
†Noah Holdings Sponsored ADR	4,600	117,162

LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Northeast Securities Class A	14,800	$ 17,744
Oceanwide Holdings Class A	26,600	14,241
Offcn Education Technology Class A	7,099	27,954
Offshore Oil Engineering Class A	27,200	17,621
†OFILM Group Class A	18,500	48,337
Oppein Home Group Class A	2,000	32,867
Orient Securities Class A	39,000	52,530
Oriental Pearl Group Class A	21,181	29,004
Ovctek China Class A	3,750	36,775
†Pacific Securities Class A	60,300	27,117
†Pangang Group Vanadium Titanium & Resources Class A	50,731	14,486
People's Insurance Group of China Class H	1,121,000	328,734
People's InsuranceGroup of China Class A	41,000	37,467
Perfect World Class A	8,600	70,401
PetroChina Class A	108,700	64,576
PetroChina Class H	2,768,000	925,593
PICC Property & Casualty Class H	922,000	766,242
†Pinduoduo ADR	33,400	2,867,056
Ping An Bank Class A	130,392	236,863
†Ping An Healthcare and Technology	48,000	735,914
Ping An Insurance Group of China	76,500	774,257
Ping An Insurance Group of China Class H	748,500	7,461,787
Poly Developments and Holdings Group Class A	81,900	171,706
†Poly Property Development Class H	11,000	111,415
Power Construction of China Class A	84,500	41,515
Proya Cosmetics Class A	600	15,331
RiseSun Real Estate Development Class A	26,700	30,703
Rongsheng Petro Chemical Class A	35,900	62,722
SAIC Motor Class A	53,600	129,341
Sanan Optoelectronics Class A	27,400	97,356
Sangfor Technologies Class A	2,400	70,194
Sansteel Minguang Fujian Class A	14,100	13,352
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sany Heavy Industry Class A	56,400	$ 150,436
SDIC Capital Class A	23,901	43,231
SDIC Power Holdings Class A	45,200	50,376
Sealand Securities Class A	37,400	23,041
†Seazen Group	294,000	255,289
Seazen Holdings Class A	15,100	66,980
†Semiconductor Manufacturing International	422,500	1,482,110
SF Holding Class A	16,200	125,492
Shaanxi Coal Industry Class A	55,700	57,040
Shandong Buchang Pharmaceuticals	8,000	32,684
Shandong Gold Mining Class A	17,400	91,438
Shandong Hualu Hengsheng Chemical Class A	10,300	25,857
Shandong Linglong Tyre Class A	7,600	21,816
Shandong Nanshan Aluminum Class A	104,400	30,076
Shandong Sinocera Functional Material Class A	5,600	26,595
Shandong Sun Paper Industry Class A	22,600	30,600
Shandong Weigao Group Medical Polymer Class H	304,000	678,786
Shanghai 2345 Network Holding Group Class A	34,100	13,615
Shanghai Baosight Software Class A	5,800	48,809
Shanghai Construction Group Class A	54,900	23,909
†Shanghai Electric Group Class A	50,000	35,777
†Shanghai Electric Group Class H	376,000	107,230
Shanghai Electric Power Class A	17,369	18,210
Shanghai Fosun Pharmaceutical Group Class A	13,100	62,614
Shanghai Fosun Pharmaceutical Group Class H	71,500	239,708
Shanghai Industrial Holdings	53,000	81,864
Shanghai International Airport Class A	6,700	68,411

LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai International Port Group Class A	58,800	$ 34,982
Shanghai Jahwa United Class A	4,200	28,530
Shanghai Jinjiang International Hotels Class A	4,500	17,715
Shanghai Lujiazui Finance & Trade Zone Development Class B	153,220	119,073
Shanghai M&G Stationery Class A	6,300	48,772
Shanghai Pharmaceuticals Holding Class A	11,800	30,707
Shanghai Pharmaceuticals Holding Class H	108,900	183,020
Shanghai Pudong Development Bank Class A	197,700	296,344
Shanghai Putailai New Energy Technology Class A	1,800	26,306
†Shanghai RAAS Blood Products Class A	31,500	37,771
Shanghai Tunnel Engineering	20,800	16,681
Shanghai Yuyuan Tourist Mart Group Class A	28,400	35,689
Shanghai Zhangjiang High-Tech Park Development Class A	9,600	27,830
Shanxi Lu'an Environmental Energy Development Class A	16,400	12,987
†Shanxi Meijin Energy Class A	25,400	22,690
Shanxi Securities Class A	22,750	21,121
Shanxi Taigang Stainless Steel Class A	38,300	18,043
Shanxi Xinghuacun Fen Wine Factory Class A	5,800	119,158
Shanxi Xishanal & Electricity Power Class A	21,970	11,702
Shenergy Class A	30,300	25,357
Shengyi Technology Class A	15,200	63,391
Shennan Circuits Class A	3,220	76,778
Shenwan Hongyuan Group Class A	149,800	107,309
Shenzhen Airport Class A	12,100	13,123
Shenzhen Energy Group Class A	25,800	16,988
Shenzhen Expressway Class H	98,000	99,584
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shenzhen Goodix Technology Class A	2,600	$ 82,426
Shenzhen Hepalink Pharmaceutical Group Class A	6,200	21,960
Shenzhen Inovance Technology Class A	11,500	62,000
Shenzhen Kaifa Technology Class A	8,300	25,833
†Shenzhen Kangtai Biological Products Class A	4,400	100,897
†Shenzhen Kingdom Sci-Tech Class A	5,200	14,324
Shenzhen Mindray Bio-Medical Electronics Class A	6,800	293,877
Shenzhen Overseas Chinese Town Class A	54,144	46,593
Shenzhen Salubris Pharmaceuticals Class A	5,100	21,430
†Shenzhen Sunway Communication Class A	6,000	45,284
Shenzhou International Group Holdings	101,800	1,237,604
Shijiazhuang Yiling Pharmaceutical Class A	7,400	32,757
Shui On Land	499,000	84,136
†Siasun Robot & Automation Class A	9,100	17,666
Sichuan Chuantou Energy Class A	30,300	39,792
Sichuan Kelun Pharmaceutical Class A	10,300	30,611
Sichuan Languang Development Class A	21,100	16,149
Sichuan Swellfun Class A	3,000	26,567
Silergy	9,000	589,575
†SINA	8,400	301,644
Sinolink Securities Class A	20,900	33,848
Sino-Ocean Group Holding	423,500	101,922
Sinopec Engineering Group Class H	191,000	82,011
Sinopec Shanghai Petrochemical Class A	38,700	19,073
Sinopec Shanghai Petrochemical Class H	466,000	112,207
Sinotrans Class A	26,300	12,044
Sinotruk Hong Kong	89,500	233,573
†SOHO China	288,000	101,742
Songcheng Performance Development Class A	17,820	43,763
SooChow Securities Class A	33,280	38,631

LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Southwest Securities Class A	48,300	$ 31,488
Spring Airlines Class A	5,700	28,594
Sunac China Holdings	326,000	1,379,627
Suning.com Class A	62,500	77,771
Sunny Optical Technology Group	93,600	1,506,443
Sunwoda Electronic Class A	9,900	26,644
Suofeiya Home Collection Class A	5,200	17,847
Suzhou Dongshan Precision Manufacturing Class A	11,200	47,734
Suzhou Gold Mantis Construction Decoration Class A	17,800	19,881
†TAL Education Group ADR	50,100	3,425,838
Tangshan Jidong Cement Class A	8,100	18,460
TBEA Class A	25,100	24,164
TCL Technology Group Class A	90,200	79,487
Tencent Holdings	741,900	47,539,370
†Tencent Music Entertainment Group ADR	44,600	600,316
Tianfeng Securities Class A	23,200	19,994
Tianjin 712 Communication & Broadcasting Class A	3,500	19,083
Tianjin Zhonghuan Semiconductor Class A	19,000	60,566
Tianma Microelectronics Class A	12,600	27,533
†Tianqi Lithium Class A	9,200	30,048
Tianshui Huatian Technology Class A	15,500	29,783
Tingyi Cayman Islands Holding	258,000	401,903
Toly Bread Class A	3,400	24,493
†Tongcheng-Elong Holdings	99,200	180,139
†TongFu Microelectronics Class A	6,432	22,909
Tonghua Dongbao Pharmaceutical Class A	12,514	30,945
†Tongkun Group Class A	11,800	21,401
Tongling Nonferrous Metals Group Class A	61,100	16,744
Tongwei Class A	26,300	64,953
†Topchoice Medical Class A	2,000	47,259
Topsports International Holdings	172,000	221,289
Transfar Zhilian Class A	23,200	17,939
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
TravelSky Technology Class H	126,000	$ 223,087
†Trip.com Group ADR	61,700	1,599,264
Tsingtao Brewery Class A	4,300	46,668
Tsingtao Brewery Class H	54,000	403,011
†Tunghsu Optoelectronic Technology	32,700	12,423
Unigroup Guoxin Microelectronics Class A	3,800	39,256
Uni-President China Holdings	177,000	177,054
Unisplendour Class A	11,400	69,726
Universal Scientific Industrial Shanghai	9,500	29,532
Venustech Group Class A	5,600	33,395
†Vipshop Holdings ADR	57,800	1,150,798
†Visionox Technology Class A	8,600	17,449
Walvax Biotechnology Class A	10,400	76,967
†Wanda Film Holding Class A	14,500	31,428
Wangsu Science & Technology Class A	14,300	17,291
Wanhua Chemical Group Class A	20,620	146,266
Want Want China Holdings	669,000	508,178
†Weibo Sponsored ADR	7,500	252,000
Weichai Power Class A	42,900	83,511
Weichai Power Class H	252,000	474,800
Weifu High-Technology Group	5,600	16,449
Weihai Guangwei Composites Class A	3,100	27,604
Wens Foodstuffs Group Class A	42,120	130,299
Western Securities Class A	21,600	25,024
Westone Information Industry Class A	5,100	15,489
Will Semiconductor Class A	3,800	109,360
†Wingtech Technology Class A	5,700	102,240
Winning Health Technology Group Class A	14,560	47,486
Wuchan Zhongda Group Class A	44,300	26,493
Wuhan Guide Infrared Class A	10,030	41,704
Wuhu Sanqi Interactive Entertainment Network Technology Group Class A	14,100	93,604
Wuliangye Yibin Class A	25,800	626,861

LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
WUS Printed Circuit Kunshan Class A	11,700	$ 41,535
WuXi AppTec Class A	13,860	189,317
WuXi AppTec Class H	20,880	272,686
†Wuxi Biologics Cayman	116,500	2,138,428
Wuxi Lead Intelligent Equipment Class A	6,100	40,002
Wuxi Taiji Industry Class A	8,600	14,404
XCMG Construction Machinery Class A	48,400	40,664
Xiamen C & D Class A	25,000	28,708
Xiamen Intretech Class A	2,100	17,250
Xiamen Tungsten Class A	8,100	13,655
†Xiaomi	1,367,400	2,272,279
Xinhu Zhongbao Class A	53,200	22,533
Xinjiang Goldwind Science & Technology Class A	21,200	30,054
Xinjiang Goldwind Science & Technology Class H	109,800	94,477
Xinyi Solar Holdings	535,521	514,974
Yango Group Class A	25,000	22,506
Yantai Jereh Oilfield Services Group Class A	5,900	26,081
Yanzhou Coal Mining Class A	21,700	26,987
Yanzhou Coal Mining Class H	212,000	159,663
Yealink Network Technology Class A	4,950	48,021
Yifan Pharmaceutical Class A	7,300	23,778
Yifeng Pharmacy Chain Class A	3,360	43,341
†Yihai International Holding	63,000	649,218
Yintai Gold Class A	12,700	28,621
Yonghui Superstores Class A	64,200	85,348
Yonyou Network Technology Class A	21,840	136,811
†Youzu Interactive Class A	5,400	19,959
†Yuan Longping High-tech Agriculture Class A	7,700	18,173
†Yum China Holdings	46,700	2,244,869
Yunda Holding Class A	13,130	45,599
Yunnan Baiyao Group Class A	8,800	117,066
Yunnan Energy New Material	4,400	41,133
Yuzhou Properties	254,010	110,667
†Zai Lab ADR	6,700	550,271
Zhangzhou Pientzehuang Pharmaceutical Class A	4,000	96,609
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhaojin Mining Industry Class H	142,500	$ 169,250
Zhejiang Century Huatong Group Class A	19,200	41,684
Zhejiang Chint Electrics Class A	14,400	53,830
†Zhejiang Conba Pharmaceutical Class A	15,700	12,231
Zhejiang Dahua Technology Class A	20,200	55,197
Zhejiang Dingli Machinery Class A	2,940	31,681
Zhejiang Expressway Class H	180,000	127,830
†Zhejiang Huahai Pharmaceutical Class A	9,020	43,497
Zhejiang Huayou Cobalt Class A	7,500	41,609
Zhejiang Juhua Class A	15,900	15,559
Zhejiang Longsheng Group Class A	22,300	40,506
Zhejiang NHU Class A	14,400	59,460
Zhejiang Sanhua Intelligent Controls Class A	24,440	76,045
Zhejiang Semir Garment	9,200	9,216
Zhejiang Supor Class A	3,800	38,275
†Zhejiang Wanfeng Auto Wheel Class A	12,100	11,111
Zhejiang Weixing New Building Materials Class A	8,900	14,699
Zhejiang Wolwo Bio-Pharmaceutical Class A	3,200	28,164
Zhengzhou Yutong Bus Class A	13,700	23,694
Zhenro Properties Group	214,000	134,217
Zheshang Securities Class A	18,000	25,325
†ZhongAn Online P&C Insurance Class H	44,400	221,472
Zhongji Innolight Class A	3,900	34,984
Zhongjin Gold Class A	21,300	27,818
Zhongsheng Group Holdings	74,500	416,658
Zhuzhou CRRC Times Electric Class H	71,300	182,842
Zijin Mining Group Class A	130,400	82,246
Zijin Mining Group Class H	772,000	364,713
†Zoomlion Heavy Industry Science and Technology Class A	44,500	40,644

LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Zoomlion Heavy Industry Science and Technology Class H	191,600	$ 148,346
†ZTE Class A	25,800	146,937
†ZTE Class H	96,800	298,771
ZTO Express Cayman ADR	47,200	1,732,712
		271,298,735
Colombia–0.11%
Bancolombia	28,483	181,903
Ecopetrol	390,625	215,686
Grupo de Inversiones Suramericana	25,164	124,815
Interconexion Electrica	59,336	296,838
		819,242
Comoros–0.03%
Beijing E-Hualu Information Technology Class A	2,100	16,726
†Beijing Kunlun Tech Class A	4,700	16,669
Guangzhou Shiyuan Electronic Technology Class A	1,700	24,010
†Hainan Airlines Holding Class A	66,700	14,205
SG Micro Class A	900	38,994
Thunder Software Technology Class A	2,000	22,060
Tianjin Chase Sun Pharmaceutical Class A	19,700	15,412
†Wonders Information Class A	5,500	17,256
Wuhu Token Science Class A	11,400	18,165
Zhejiang Jingsheng Mechanical & Electrical Class A	5,800	20,357
		203,854
Czech Republic–0.11%
CEZ	21,279	455,632
Komercni banka	9,842	229,582
Moneta Money Bank	70,947	160,685
		845,899
Egypt–0.12%
Commercial International Bank Egypt	185,424	741,946
Eastern	120,694	95,633
ElSewedy Electric	104,510	43,119
		880,698
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greece–0.13%
Hellenic Telecommunications Organization	30,528	$ 412,372
JUMBO	13,218	237,607
Motor Oil Hellas Corinth Refineries	7,097	98,036
OPAP	22,041	210,048
		958,063
■Hong Kong–3.97%
†Alibaba Pictures Group	1,640,000	219,558
Bank of Communications Class H	1,120,000	693,471
BOC Aviation	28,500	183,470
Bosideng International Holdings	448,000	139,490
Brilliance China Automotive Holdings	394,000	356,603
China Cinda Asset Management Class H	1,086,000	214,222
China Communications Construction Class H	592,000	335,771
China Construction Bank Class H	12,469,000	10,142,066
China Galaxy Securities Class H	474,500	258,313
China Gas Holdings	341,600	1,058,231
China Merchants Port Holdings	180,000	213,505
China Minsheng Banking Class H	761,500	524,186
China Mobile	795,500	5,371,259
China National Building Material Class H	518,000	555,608
China Railway Group Class H	478,000	246,738
China State Construction International Holdings	272,000	159,800
China Telecom Class H	1,712,000	480,895
China Traditional Chinese Medicine Holdings	314,000	151,899
Dongfeng Motor Group Class H	362,000	218,320
Geely Automobile Holdings	662,000	1,051,755
Great Wall Motor Class H	416,000	261,818
Guangdong Investment	386,000	665,807
Guangzhou Automobile Group Class H	382,000	278,313
Haier Electronics Group	167,000	508,431
†Hutchison China MediTech ADR	8,300	228,914
Kingboard Holdings	92,000	240,139
Kingboard Laminates Holdings	149,500	151,084

LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Lee & Man Paper Manufacturing	181,000	$ 98,380
Nine Dragons Paper Holdings	226,000	206,631
Postal Savings Bank of China Class H	1,132,000	652,281
Shenzhen International Holdings	128,485	205,672
Shenzhen Investment	433,549	138,025
Shimao Group Holdings	153,500	656,253
Sino Biopharmaceutical	907,000	1,709,509
Sinopharm Group Class H	175,200	450,432
SSY Group	210,000	143,874
Sun Art Retail Group	316,500	542,995
Vinda International Holdings	37,000	132,914
Wharf Holdings	118,000	241,448
Yuexiu Property	960,000	172,190
		30,260,270
Hungary–0.22%
†MOL Hungarian Oil & Gas	53,646	317,162
†OTP Bank	28,491	1,001,609
Richter Gedeon	18,843	390,986
		1,709,757
India–7.90%
Adani Ports & Special Economic Zone	66,867	303,843
Ambuja Cements	79,333	203,389
Asian Paints	38,431	859,209
Aurobindo Pharma	35,423	361,999
†Avenue Supermarts	19,139	587,380
Axis Bank	269,424	1,457,521
Bajaj Auto	10,958	409,926
Bajaj Finance	24,058	905,498
Bajaj Finserv	5,165	400,244
Bandhan Bank	53,462	227,989
Berger Paints India	31,272	204,849
Bharat Forge	28,550	120,747
Bharat Petroleum	84,848	420,728
†Bharti Airtel	319,348	2,371,789
Bharti Infratel	45,288	133,115
Biocon	30,487	157,081
Bosch	850	128,690
Britannia Industries	7,782	372,166
Cipla	46,850	397,314
Coal India	162,819	287,629
Colgate-Palmolive India	8,726	162,775
Container Of India	28,681	158,595
Dabur India	72,136	445,543
Divi's Laboratories	10,796	326,079
DLF	81,852	160,661
Dr Reddy's Laboratories	15,107	791,301
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Eicher Motors	1,807	$ 438,767
GAIL India	201,164	273,867
Godrej Consumer Products	48,336	442,886
Grasim Industries	39,922	327,932
Havells India	34,699	266,229
HCL Technologies	142,085	1,048,574
HDFC Asset Management	5,859	192,871
†HDFC Life Insurance	86,998	635,446
Hero MotoCorp	13,135	443,870
Hindalco Industries	153,234	300,074
Hindustan Petroleum	82,366	237,080
Hindustan Unilever	106,620	3,082,466
Housing Development Finance	212,924	4,950,934
†ICICI Bank	619,907	2,890,097
ICICI Lombard General Insurance	24,669	414,393
ICICI Prudential Life Insurance	46,335	261,946
Indian Oil	239,924	271,886
†Indraprastha Gas	19,993	117,569
Info Edge India	8,174	298,499
Infosys	441,471	4,291,409
InterGlobe Aviation	12,290	160,451
†ITC	444,379	1,147,427
JSW Steel	109,693	277,808
Jubilant Foodworks	8,173	187,043
Larsen & Toubro	62,068	778,954
LIC Housing Finance	39,027	137,371
Lupin	29,905	361,342
Mahindra & Mahindra	97,025	658,578
Marico	58,693	273,653
Maruti Suzuki India	14,904	1,153,749
Motherson Sumi Systems	130,386	164,067
Nestle India	3,033	688,658
NTPC	308,653	392,684
Oil & Natural Gas	325,642	353,593
Page Industries	755	199,149
Petronet LNG	79,442	271,871
Pidilite Industries	16,515	300,115
Piramal Enterprises	11,843	213,155
Power Grid Corp. of India	241,713	560,626
REC	96,575	138,659
Reliance Industries	369,173	8,397,363
†SBI Life Insurance	47,409	506,186
Shree Cement	1,180	360,766
Shriram Transport Finance	11,663	106,435
Siemens	9,896	143,799
†State Bank of India	228,875	542,198
Sun Pharmaceutical Industries	110,416	693,139
Tata Consultancy Services	116,638	3,210,755
Tata Consumer Products	49,038	251,840
†Tata Motors	219,672	288,106

LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Tata Steel	43,856	$ 192,019
Tech Mahindra	60,606	436,068
Titan	41,248	519,361
Torrent Pharmaceuticals	5,721	179,887
UltraTech Cement	13,606	703,391
†United Spirits	39,079	306,561
UPL	65,082	367,171
Vedanta	241,987	345,709
Wipro	149,181	435,477
Zee Entertainment Enterprises	116,542	264,753
		60,212,792
Indonesia–1.45%
Ace Hardware Indonesia Tbk PT	932,100	98,707
Adaro Energy	1,917,000	134,867
Astra International	2,609,900	882,766
Bank Central Asia	1,274,100	2,549,220
Bank Mandiri Persero	2,414,600	838,421
Bank Negara Indonesia Persero	945,700	305,559
Bank Rakyat Indonesia Persero	7,131,500	1,522,169
†Barito Pacific Tbk PT	3,491,400	285,698
Charoen Pokphand Indonesia	944,300	370,276
Gudang Garam	62,000	205,305
Hanjaya Mandala Sampoerna	1,144,000	132,821
Indah Kiat Pulp & Paper	331,100	139,682
Indocement Tunggal Prakarsa	190,700	158,303
Indofood CBP Sukses Makmur	311,500	204,435
Indofood Sukses Makmur	584,500	268,403
Kalbe Farma	2,799,700	287,218
Perusahaan Gas Negara	1,266,200	101,494
Semen Indonesia Persero	376,500	255,089
Telekomunikasi Indonesia Persero	6,435,600	1,378,585
Unilever Indonesia	991,800	550,374
United Tractors	213,100	247,966
†XL Axiata Tbk PT	514,600	100,447
		11,017,805
Luxembourg–0.04%
Reinet Investments	19,256	337,980
		337,980
Malaysia–1.74%
AMMB Holdings	204,600	149,096
Axiata Group	356,161	296,554
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
Carlsberg Brewery Malaysia Class B	20,900	$ 121,515
CIMB Group Holdings	838,034	699,119
Dialog Group	493,900	418,574
DiGi.Com	402,800	406,413
Fraser & Neave Holdings	20,400	154,928
Gamuda	230,545	196,982
Genting	273,400	263,329
Genting Malaysia	390,800	232,428
Genting Plantations	36,100	83,343
HAP Seng Consolidated	86,300	177,705
Hartalega Holdings	211,200	644,224
Hong Leong Bank	84,200	277,983
Hong Leong Financial Group	31,300	96,307
IHH Healthcare	286,800	369,712
IJM	348,800	148,305
IOI	326,600	331,835
Kuala Lumpur Kepong	57,196	296,204
Malayan Banking	505,781	888,708
Malaysia Airports Holdings	131,500	167,944
Maxis	307,400	386,108
MISC	168,000	300,965
Nestle Malaysia	9,000	294,160
Petronas Chemicals Group	313,500	456,784
Petronas Dagangan	41,000	197,600
Petronas Gas	103,200	408,478
PPB Group	77,100	320,886
Press Metal Aluminium Holdings	183,400	195,137
Public Bank	376,200	1,452,647
QL Resources	86,800	194,393
RHB Bank	210,800	236,286
Sime Darby	348,200	175,559
Sime Darby Plantation	276,700	319,433
Telekom Malaysia	151,500	147,164
Tenaga Nasional	298,400	811,383
Top Glove	207,100	781,579
Westports Holdings	116,600	103,492
YTL	378,400	73,605
		13,276,867
Mexico–1.71%
Alfa Class A	386,400	217,034
America Movil	4,378,200	2,813,462
Arca Continental	60,100	263,834
Becle	42,000	80,731
†Cemex	1,899,100	535,412
Coca-Cola Femsa	67,100	292,870
†Fibra Uno Administracion	407,800	322,557
Fomento Economico Mexicano	253,600	1,574,153
Gruma Class B	27,410	297,110

LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Grupo Aeroportuario del Pacifico Class B	48,500	$ 350,111
Grupo Aeroportuario del Sureste Class B	26,845	300,750
Grupo Bimbo Class A	214,100	359,185
Grupo Carso	63,200	122,443
†Grupo Financiero Banorte Class O	334,500	1,157,423
Grupo Financiero Inbursa Class O	313,400	217,755
Grupo Mexico	407,300	946,282
†Grupo Televisa	311,700	327,234
Industrias Penoles	17,825	183,093
Infraestructura Energetica Nova	69,500	199,902
Kimberly-Clark de Mexico Class A	203,000	316,452
Megacable Holdings	38,700	113,552
Orbia Advance	141,400	208,982
†Promotora y Operadora de Infraestructura	29,550	213,405
Wal-Mart de Mexico	678,200	1,621,991
		13,035,723
Peru–0.25%
Cia de Minas Buenaventura ADR	29,100	265,974
Credicorp	8,800	1,176,296
Southern Copper	11,100	441,447
		1,883,717
Philippines–0.83%
Aboitiz Equity Ventures	263,100	240,640
Aboitiz Power	202,400	109,895
†Altus Property Ventures	4,598	3,839
Ayala	36,640	575,120
Ayala Land	989,600	674,950
Bank of the Philippine Islands	114,270	165,577
BDO Unibank	258,860	510,802
Globe Telecom	4,225	175,606
GT Capital Holdings	13,423	123,206
International Container Terminal Services	134,700	277,179
JG Summit Holdings	371,680	485,141
Jollibee Foods	60,610	171,123
Manila Electric	31,170	168,234
Megaworld	1,529,100	94,056
Metro Pacific Investments	1,871,900	139,940
Metropolitan Bank & Trust	232,494	173,685
PLDT	11,220	279,368
Puregold Price Club	79,700	74,380
Robinsons Land	281,900	99,501
SM Investments	31,545	599,097
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
SM Prime Holdings	1,322,700	$ 850,700
Universal Robina	118,380	309,898
		6,301,937
Poland–0.71%
†Bank Polska Kasa Opieki	23,041	315,708
CD Projekt	8,908	897,690
Cyfrowy Polsat	32,950	220,160
†Dino Polska	6,574	334,867
Grupa Lotos	11,598	176,790
†KGHM Polska Miedz	17,935	416,727
†LPP	168	256,372
†mBank	1,949	113,962
†Orange Polska	89,526	141,589
†PGE Polska Grupa Energetyczna	110,621	193,427
Polski Koncern Naftowy ORLEN	38,778	616,242
Polskie Gornictwo Naftowe i Gazownictwo	221,767	255,706
Powszechna Kasa Oszczednosci Bank Polski	113,111	658,675
†Powszechny Zaklad Ubezpieczen	78,515	577,846
†Santander Bank Polska	4,467	199,439
		5,375,200
Qatar–0.82%
Barwa Real Estate	242,970	204,051
Commercial Bank PQSC	257,394	268,740
Industries Qatar QSC	229,376	486,211
Masraf Al Rayan QSC	485,939	510,973
Mesaieed Petrochemical Holding	570,030	317,929
Ooredoo QPSC	101,935	183,575
Qatar Electricity & Water QSC	68,850	299,641
Qatar Fuel QSC	63,895	283,636
Qatar International Islamic Bank QSC	100,140	223,776
Qatar Islamic Bank	150,034	650,404
Qatar National Bank QPSC	583,207	2,796,338
		6,225,274
Republic of Korea–10.71%
Amorepacific	4,238	592,800
AMOREPACIFIC Group	3,628	157,083
BGF retail	1,082	125,423
BNK Financial Group	30,824	129,475
†Celltrion	12,297	3,147,266
†Celltrion Healthcare	8,589	778,675
†Celltrion Pharm	1,936	206,116
Cheil Worldwide	8,890	122,701

LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
CJ	1,731	$ 125,072
CJ CheilJedang	1,032	281,783
†CJ Logistics	1,267	166,997
†Coway	6,285	379,956
Daelim Industrial	3,687	253,623
†Daewoo Engineering & Construction	25,578	73,407
†Daewoo Shipbuilding & Marine Engineering	4,182	95,282
DB Insurance	6,269	224,842
Doosan Bobcat	6,629	147,444
Douzone Bizon	2,274	194,292
E-MART	2,396	211,855
Fila Holdings	5,206	153,628
GS Engineering & Construction	7,361	151,556
GS Holdings	6,742	204,217
GS Retail	3,682	112,512
Hana Financial Group	37,459	851,906
Hankook Tire & Technology	9,019	186,660
Hanmi Pharm	895	182,618
Hanon Systems	24,769	187,717
Hanwha	4,759	88,877
Hanwha Solutions	12,506	203,039
†Helixmith	3,056	156,641
†HLB	5,680	438,894
Hotel Shilla	4,223	251,162
Hyundai Department Store	1,864	87,709
Hyundai Engineering & Construction	9,935	275,211
Hyundai Glovis	2,434	206,934
Hyundai Heavy Industries Holdings	1,239	255,706
Hyundai Marine & Fire Insurance	8,337	160,041
†Hyundai Mobis	8,430	1,353,176
†Hyundai Motor	19,472	1,599,496
Hyundai Steel	10,036	173,563
Industrial Bank of Korea	31,241	212,288
Kakao	6,674	1,497,662
Kangwon Land	13,521	243,669
KB Financial Group	50,760	1,436,995
Kia Motors	33,967	917,875
†KMW	3,513	187,635
Korea Aerospace Industries	9,989	199,250
†Korea Electric Power	33,428	545,126
Korea Investment Holdings	5,377	201,590
†Korea Shipbuilding & Offshore Engineering	5,047	371,523
Korea Zinc	1,096	307,095
†Korean Air Lines	6,049	88,686
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
KT&G	15,011	$ 980,314
Kumho Petrochemical	2,422	151,470
LG	12,247	730,916
LG Chem	5,839	2,409,633
†LG Display	30,358	290,656
LG Electronics	13,780	730,280
LG Household & Health Care	1,220	1,367,388
LG Innotek	1,915	280,843
LG Uplus	27,506	281,090
Lotte	3,615	95,604
Lotte Chemical	2,209	308,723
Lotte Shopping	1,316	87,953
Meritz Securities	31,786	80,836
Mirae Asset Daewoo	38,409	215,477
NAVER	15,152	3,408,946
NCSoft	2,158	1,605,394
†Netmarble	2,865	240,133
NH Investment Securities	14,745	102,577
Orion	3,173	355,216
Ottogi	163	75,810
†Pan Ocean	33,969	108,485
†Pearl Abyss	850	154,648
POSCO	9,412	1,370,918
POSCO Chemtech	2,723	171,994
Posco International	7,066	82,450
S-1	2,381	170,621
†Samsung Biologics	2,174	1,410,398
Samsung C&T	11,144	1,084,055
Samsung Card	3,962	90,550
Samsung Electro-Mechanics	7,381	800,765
Samsung Electronics	611,748	27,080,636
†Samsung Engineering	20,002	206,146
Samsung Fire & Marine Insurance	4,032	592,802
†Samsung Heavy Industries	61,377	307,315
Samsung Life Insurance	6,503	244,501
Samsung SDI	7,136	2,181,915
Samsung SDS	4,535	641,461
Samsung Securities	8,068	178,362
Shinhan Financial Group	58,713	1,418,870
Shinsegae	944	174,804
SK Holdings	4,518	1,098,788
SK Hynix	70,488	5,032,735
SK Innovation	6,786	750,201
SK Telecom	2,571	452,800
S-Oil	5,837	311,179
Woori Financial Group	69,490	512,214
Yuhan	6,148	260,466
		81,594,087

LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Romania–0.03%
NEPI Rockcastle	49,729	$ 255,119
		255,119
Russia–3.18%
Alrosa PJSC	298,673	270,607
Gazprom PJSC	812,870	2,207,173
Gazprom PJSC ADR	357,709	1,931,603
Inter RAO UES PJSC	4,840,000	329,841
LUKOIL PJSC	54,506	4,043,481
LUKOIL PJSC ADR	1,136	84,444
Magnit PJSC	10,039	567,984
Magnitogorsk Iron & Steel Works PJSC	300,100	155,959
MMC Norilsk Nickel PJSC	8,384	2,202,983
MMC Norilsk Nickel PJSC ADR	790	20,649
Mobile TeleSystems ADR	60,000	551,400
Moscow Exchange	180,910	287,758
Novatek PJSC GDR	11,780	1,669,725
Novolipetsk Steel PJSC	158,760	314,185
PhosAgro PJSC	15,669	193,512
Polymetal International	29,790	596,418
Polyus PJSC	4,360	734,371
Polyus PJSC GDR	2	168
Rosneft Oil	154,410	782,817
Sberbank of Russia PJSC	1,415,300	4,033,060
Sberbank of Russia PJSC ADR	7,392	84,030
Severstal PAO	27,739	336,840
Surgutneftegas PJSC	946,400	510,851
†Tatneft PJSC	201,998	1,566,767
VTB Bank PJSC	429,160,000	210,718
X5 Retail Group GDR	16,170	573,511
		24,260,855
Saudi Arabia–2.62%
Abdullah Al Othaim Markets	5,700	169,891
Advanced Petrochemical	14,777	209,580
Al Rajhi Bank	158,332	2,389,121
†Alinma Bank	132,562	513,850
AlmaraiJSC	33,855	467,526
Arab National Bank	81,336	411,993
Bank AlBilad	49,880	294,147
Bank Al-Jazira	55,998	168,696
Banque Saudi Fransi	73,604	560,222
Bupa Arabia for Cooperative Insurance	7,755	225,765
†Co foroperative Insurance	8,198	155,393
†Dar Al Arkan Real Estate Development	70,907	134,215
†Emaar Economic City	52,217	94,662
†Etihad Etisalat	51,184	362,968
Jarir Marketing	8,067	313,991
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
National Commercial Bank	189,998	$ 1,886,810
†National Industrialization	44,450	123,716
†Rabigh Refining & Petrochemical	29,329	105,243
Riyad Bank	159,779	718,175
Sahara International Petrochemical	49,850	191,639
Samba Financial Group	128,058	916,651
Saudi Airlines Catering	5,479	113,056
Saudi Arabian Fertilizer	22,632	449,503
†Saudi Arabian Mining	56,773	526,713
Saudi Arabian Oil	153,863	1,333,124
Saudi Basic Industries	116,325	2,732,133
Saudi British Bank	93,891	570,204
Saudi Cement	10,022	141,607
Saudi Electricity	111,765	465,414
Saudi Industrial Investment Group	30,712	165,391
†Saudi Kayan Petrochemical	96,474	210,900
Saudi Telecom	77,550	2,046,774
†Savola Group	35,041	393,289
Yanbu National Petrochemical	30,322	413,886
		19,976,248
South Africa–3.57%
Absa Group	93,497	461,579
Anglo American Platinum	6,657	484,481
AngloGold Ashanti	52,860	1,555,258
†Aspen Pharmacare Holdings	50,292	417,739
Bid	42,330	695,093
Bidvest Group	37,031	303,832
†Capitec Bank Holdings	5,994	297,903
†Clicks Group	32,877	398,560
Discovery	46,941	283,567
Exxaro Resources	32,153	242,691
FirstRand	625,604	1,375,753
Gold Fields	111,446	1,052,294
Growthpoint Properties	392,101	302,921
Impala Platinum Holdings	99,432	669,631
Kumba Iron Ore	8,545	228,500
†Life Healthcare Group Holdings	185,614	178,800
Momentum Metropolitan Holdings	119,782	121,897
†Mr Price Group	32,708	270,465
MTN Group	219,490	672,219
†MultiChoice Group	58,919	360,302
Naspers Class N	56,044	10,299,783
Nedbank Group	47,075	276,019
†Northam Platinum	44,702	301,495
Old Mutual	559,107	389,694

LVIP SSGA Emerging Markets Equity Index Fund–20

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Pepkor Holdings	98,097	$ 62,101
†Pick n Pay Stores	44,648	131,223
PSG Group	21,214	193,947
Rand Merchant Investment Holdings	100,960	169,891
Remgro	69,972	403,981
Sanlam	242,484	824,854
†Sasol	67,216	516,138
Shoprite Holdings	63,297	389,029
†Sibanye Stillwater	276,398	600,135
SPAR Group	24,616	243,545
†Standard Bank Group	164,544	993,225
†Tiger Brands	21,726	223,364
Vodacom Group	83,158	590,053
†Woolworths Holdings	128,334	245,272
		27,227,234
Taiwan–11.99%
Accton Technology	66,000	512,530
Acer	406,000	247,462
Advantech	47,000	472,996
Airtac International Group	16,000	282,643
ASE Technology Holding	423,000	974,171
Asia Cement	291,000	431,581
Asustek Computer	92,000	675,959
†AU Optronics	1,115,000	351,927
Catcher Technology	89,000	674,457
Cathay Financial Holding	1,013,563	1,441,779
Chailease Holding	162,229	691,600
Chang Hwa Commercial Bank	647,340	425,908
Cheng Shin Rubber Industry	229,000	263,143
Chicony Electronics	76,000	220,293
China Development Financial Holding	1,706,000	548,592
†China Life Insurance	355,397	264,036
China Steel	1,494,000	1,052,125
Chunghwa Telecom	493,000	1,957,926
†Compal Electronics	549,000	359,348
CTBC Financial Holding	2,254,000	1,562,108
Delta Electronics	254,000	1,449,424
E.Sun Financial Holding	1,363,131	1,291,170
Eclat Textile	25,000	291,227
†Evergreen Marine Taiwan	251,466	91,999
Far Eastern New Century	369,000	350,436
Far EasTone Telecommunications	201,000	464,073
Feng TAY Enterprise	44,400	251,814
First Financial Holding	1,297,400	1,000,224
Formosa Chemicals & Fibre	442,000	1,138,427
Formosa Petrochemical	147,000	444,923
Formosa Plastics	485,000	1,444,075
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Formosa Taffeta	102,000	$ 126,353
Foxconn Technology	120,000	231,073
Fubon Financial Holding	855,000	1,276,529
Giant Manufacturing	38,000	341,565
†Globalwafers	29,000	399,422
Highwealth Construction	84,000	124,440
Hiwin Technologies	31,750	318,332
Hon Hai Precision Industry	1,611,000	4,730,144
Hotai Motor	39,000	935,092
Hua Nan Financial Holdings	1,032,088	702,452
†Innolux	1,051,000	283,101
Inventec	334,000	285,141
Largan Precision	13,000	1,807,519
Lite-On Technology	286,000	450,351
MediaTek	196,000	3,875,041
Mega Financial Holding	1,413,000	1,485,272
Micro-Star International	90,000	329,486
Nan Ya Plastics	658,000	1,445,225
Nanya Technology	159,000	331,736
Nien Made Enterprise	22,000	215,625
†Novatek Microelectronics	76,000	590,651
Pegatron	258,000	562,733
Phison Electronics	20,000	201,262
Pou Chen	295,000	289,393
Powertech Technology	99,000	361,379
President Chain Store	73,000	734,356
Quanta Computer	361,000	873,419
†Realtek Semiconductor	63,000	642,129
Ruentex Development	73,000	126,854
Shanghai Commercial & Savings Bank	435,449	675,339
Shin Kong Financial Holding	1,451,455	425,194
SinoPac Financial Holdings	1,326,000	490,128
Standard Foods	52,000	111,309
Synnex Technology International	174,000	246,518
Taishin Financial Holding	1,228,459	558,526
Taiwan Business Bank	697,550	256,503
Taiwan Cement	607,227	883,535
Taiwan Cooperative Financial Holding	1,183,420	835,398
Taiwan High Speed Rail	250,000	310,745
†Taiwan Mobile	211,000	791,286
Taiwan Semiconductor Manufacturing	3,170,000	33,854,053
†Tatung	232,000	165,771
Uni-President Enterprises	621,000	1,504,562
United Microelectronics	1,452,000	785,010
Vanguard International Semiconductor	116,000	308,441
Walsin Technology	43,000	262,790

LVIP SSGA Emerging Markets Equity Index Fund–21

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Win Semiconductors	44,000	$ 449,243
Winbond Electronics	401,000	182,958
Wistron	382,000	466,338
Wiwynn	11,000	300,717
WPG Holdings	205,000	273,525
Yageo	35,000	455,974
Yuanta Financial Holding	1,222,000	727,246
Zhen Ding Technology Holding	74,000	324,748
		91,350,308
Thailand–2.20%
Advanced Info Service NVDR	154,900	932,229
Airports of Thailand NVDR	560,707	1,103,842
B Grimm Power NVDR	103,303	179,919
Bangkok Bank NVDR	60,753	211,917
Bangkok Dusit Medical Services NVDR	1,246,771	908,676
Bangkok Expressway & Metro	1,033,539	318,909
Berli Jucker NVDR	161,443	207,300
BTS Group Holdings NVDR	911,788	335,241
Bumrungrad Hospital NVDR	52,898	199,768
Central Pattana NVDR	292,850	465,509
†Central Retail	224,600	237,989
†Central Retail NVDR	21,809	23,369
Charoen Pokphand Foods NVDR	514,634	530,762
CP ALL NVDR	758,073	1,670,759
Electricity Generating NVDR	38,045	306,187
Energy Absolute NVDR	196,904	251,974
Global Power Synergy NVDR	94,162	225,565
Gulf Energy Development NVDR	288,737	354,384
Home Product Center NVDR	769,841	386,699
Indorama Ventures NVDR	223,471	202,309
Intouch Holdings NVDR	292,127	534,552
IRPC NVDR	1,575,300	134,869
Kasikornbank	35,300	106,711
Kasikornbank NVDR	191,454	580,834
Krung Thai Bank NVDR	440,933	147,386
Land & Houses NVDR	1,080,426	267,777
Minor International NVDR	373,736	246,998
Muangthai Capital NVDR	85,600	145,399
Osotspa NVDR	102,700	127,021
PTT NVDR	1,487,363	1,835,994
PTT Exploration & Production NVDR	181,196	544,708
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
PTT Global Chemical NVDR	299,131	$ 451,835
Ratch Group NVDR	99,600	201,786
Siam Cement NVDR	101,719	1,216,759
Siam Commercial Bank NVDR	109,126	257,203
Srisawad NVDR	99,300	166,840
Thai Oil NVDR	143,782	208,669
Thai Union Group NVDR	403,912	170,025
TMB Bank NVDR	3,345,800	114,403
Total Access Communication NVDR	88,391	112,809
True NVDR	1,491,732	165,119
		16,791,004
Turkey–0.41%
†Akbank	386,118	342,540
Anadolu Efes Biracilik Ve Malt Sanayii	27,090	84,265
Aselsan Elektronik Sanayi Ve Ticaret	46,526	219,639
BIM Birlesik Magazalar	56,889	564,030
Eregli Demir ve Celik Fabrikalari	186,464	233,437
Ford Otomotiv Sanayi	9,275	96,247
Haci Omer Sabanci Holding	127,183	171,255
KOC Holding	101,553	267,100
TAV Havalimanlari Holding	15,529	43,995
†Tupras Turkiye Petrol Rafinerileri	16,381	214,285
Turkcell Iletisim Hizmetleri	148,852	354,880
†Turkiye Garanti Bankasi	239,512	295,319
†Turkiye Is Bankasi Class C	209,037	170,732
†Yapi ve Kredi Bankasi	235,420	84,009
		3,141,733
United Arab Emirates–0.51%
Abu Dhabi Commercial Bank PJSC	364,780	494,291
Aldar Properties PJSC	519,309	254,215
Dubai Islamic Bank PJSC	218,993	228,542
†Emaar Malls PJSC	339,946	128,137
†Emaar Properties PJSC	370,558	279,957
Emirates NBD Bank PJSC	142,609	347,422
Emirates Telecommunications Group PJSC	232,074	1,045,819
First Abu Dhabi Bank PJSC	355,227	1,101,899
		3,880,282
Total Common Stock (Cost $694,322,869)		725,684,755

LVIP SSGA Emerging Markets Equity Index Fund–22

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–2.20%
Brazil–1.39%
Banco Bradesco 5.83%	565,840	$ 2,179,870
Braskem 2.43%	18,600	80,343
†Centrais Eletricas Brasileiras 3.65%	35,400	209,024
Cia Energetica de Minas Gerais 4.54%	119,600	243,902
Gerdau 1.31%	141,300	417,033
Itau Unibanco Holding 5.07%	625,400	2,955,588
Itausa 5.54%	565,700	1,004,884
Lojas Americanas 0.66%	97,370	578,336
Petroleo Brasileiro 3.32%	596,700	2,389,828
Telefonica Brasil 4.61%	58,700	522,116
		10,580,924
Chile–0.06%
Embotelladora Andina 4.65%	48,781	119,369
Sociedad Quimica y Minera de Chile 3.67%	14,903	387,725
		507,094
Colombia–0.04%
Bancolombia 2.32%	44,631	293,344
		293,344
Republic of Korea–0.65%
Amorepacific	990	58,972
†Hyundai Motor 4.82%	4,654	222,535
†Hyundai Motor 5.31%	2,822	130,645
LG Chem 1.04%	961	202,180
LG Household & Health Care 1.35%	270	163,568
Samsung Electronics 2.76%	106,490	4,148,240
		4,926,140
Russia–0.06%
Surgutneftegas PJSC	918,100	452,487
		452,487
Total Preferred Stocks (Cost $23,472,313)		16,759,989
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
Hong Kong–0.00%
=†Legend Holdings expiration date 5/23/19	3,761	$ 0
		0
Republic of Korea–0.00%
†Korean Air Lines expiration date 7/10/20	4,002	5,739
		5,739
Thailand–0.00%
=†Minor International expiration date 7/21/20	45,577	2,065
		2,065
Total Rights (Cost $23,075)		7,804
WARRANTS–0.00%
Thailand–0.00%
†BTS Group Holdings exp 2/16/21 exercise price THB 0.0000	85,033	3,169
†Minor International exp 9/30/21 exercise price THB 43.0000	13,560	526
Total Warrants (Cost $0)		3,695

MONEY MARKET FUND–1.18%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.11%)	9,004,270	9,004,270
Total Money Market Fund (Cost $9,004,270)		9,004,270

TOTAL INVESTMENTS–98.63% (Cost $726,822,527)	751,460,513
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.37%	10,432,204
NET ASSETS APPLICABLE TO 73,223,502 SHARES OUTSTANDING–100.00%	$761,892,717
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND STANDARD CLASS ($756,882,035 / 72,740,717 Shares)	$10.405
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND SERVICE CLASS ($5,010,682 / 482,785 Shares)	$10.379
LVIP SSGA Emerging Markets Equity Index Fund–23

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$759,573,010
Distributable earnings/(accumulated loss)	2,319,707
TOTAL NET ASSETS	$761,892,717

Δ Securities have been classified by country of origin.
† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
★ Includes $1,526,400 cash collateral held at broker for futures contracts, $234,327 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $534 payable for securities purchased, $136,089 payable for fund shares redeemed, $277,678 due to manager and affiliates and $60,521 variation margin due to broker on futures contracts as of June 30, 2020.

The following futures contracts and swap contracts were outstanding at June 30, 2020:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
288	E-mini MSCI Emerging Markets Index	$14,194,080	$14,008,191	9/18/20	$185,889	$—
Swap Contract1
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
HSBC- Receive amounts based on MSCI China A Index and pay variable quarterly payments based on LIBOR03M4	5,481,565	1.00%	10/16/20	$551,505	$551,505	$—
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LVIP SSGA Emerging Markets Equity Index Fund–24

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
PQSC–Private Qatar Share Holding Company
QSC–Qatari Shareholding Company
THB–Thailand Baht
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–25

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 9,261,224
Foreign taxes withheld	(843,630)
8,417,594
EXPENSES:
Management fees	1,270,481
Custodian fees	399,931
Index fees	129,015
Shareholder servicing fees	108,365
Accounting and administration expenses	70,952
Professional fees	40,972
Pricing fees	17,702
Trustees’ fees and expenses	9,662
Reports and statements to shareholders	7,558
Distribution fees-Service Class	5,451
Consulting fees	1,358
Other	9,881
2,071,328
Plus/(Less):
Recoupment of prior expenses reduced by the Advisor	36,805
Expenses reimbursed	(234,327)
Total operating expenses	1,873,806
NET INVESTMENT INCOME	6,543,788
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(21,776,684)
Foreign currencies	(331,746)
Futures contracts	(2,819,547)
Swap contracts	177,241
Net realized loss	(24,750,736)
Net change in unrealized appreciation (depreciation) of:
Investments**	(61,990,769)
Foreign currencies	(126,314)
Futures contracts	(1,733,306)
Swap contracts	121,399
Net change in unrealized appreciation (depreciation)	(63,728,990)
NET REALIZED AND UNREALIZED LOSS	(88,479,726)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(81,935,938)

**	Includes $686,576 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,543,788	$ 16,291,121
Net realized loss	(24,750,736)	(561,175)
Net change in unrealized appreciation (depreciation)	(63,728,990)	83,894,122
Net increase (decrease) in net assets resulting from operations	(81,935,938)	99,624,068
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(19,721,236)
Service Class	—	(93,167)
	—	(19,814,403)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	141,752,413	342,490,956
Service Class	2,327,971	4,943,614
Reinvestment of dividends and distributions:
Standard Class	—	19,721,236
Service Class	—	93,167
	144,080,384	367,248,973
Cost of shares redeemed:
Standard Class	(60,464,319)	(315,676,272)
Service Class	(800,365)	(1,519,901)
	(61,264,684)	(317,196,173)
Increase in net assets derived from capital share transactions	82,815,700	50,052,800
NET INCREASE IN NET ASSETS	879,762	129,862,465
NET ASSETS:
Beginning of period	761,012,955	631,150,490
End of period	$761,892,717	$ 761,012,955
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–26

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Standard Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended 12/31/19	11/1/18 [1] to 12/31/18

Net asset value, beginning of period	$ 11.537	$ 10.074	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	1.198	0.287	0.028
Net realized and unrealized gain (loss)	(2.330)	1.491	0.057
Total from investment operations	(1.132)	1.778	0.085
Less dividends and distributions from:
Net investment income	—	(0.268)	(0.003)
Net realized gain	—	(0.047)	(0.008)
Total dividends and distributions	—	(0.315)	(0.011)
Net asset value, end of period	$ 10.405	$ 11.537	$ 10.074
Total return[4]	(9.81%)	17.75%	0.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$756,882	$757,110	$630,939
Ratio of expenses to average net assets	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped[5]	0.55%	0.51%	0.51%
Ratio of net investment income to average net assets	23.78%	2.63%	1.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped[5]	23.73%	2.62%	1.61%
Portfolio turnover	8%	52%	1%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped management fees during the six month ended June 30, 2020, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.05%.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–27

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Service Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended 12/31/19	11/1/18 [1] to 12/31/18

Net asset value, beginning of period	$ 11.521	$ 10.072	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	1.171	0.259	0.020
Net realized and unrealized gain (loss)	(2.313)	1.488	0.061
Total from investment operations	(1.142)	1.747	0.081
Less dividends and distributions from:
Net investment income	—	(0.251)	(0.001)
Net realized gain	—	(0.047)	(0.008)
Total dividends and distributions	—	(0.298)	(0.009)
Net asset value, end of period	$ 10.379	$ 11.521	$ 10.072
Total return[4]	(9.91%)	17.46%	0.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 5,011	$ 3,903	$ 211
Ratio of expenses to average net assets	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped[5]	0.80%	0.76%	0.76%
Ratio of net investment income to average net assets	23.53%	2.38%	1.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped[5]	23.48%	2.37%	1.36%
Portfolio turnover	8%	52%	1%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped management fees during the six month ended June 30, 2020, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.05%.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–28

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks performance of emerging market equity securities.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Total return swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2018-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP SSGA Emerging Markets Equity Index Fund–29

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation ("LIAC") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.34% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.50% of the average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the period ended June 30, 2020, LIAC recouped $36,805 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 610	$ 610
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$23,347
Legal	4,163
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA Emerging Markets Equity Index Fund–30

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,097 for the period ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$234,327
Management fees payable to LIAC	211,909
Distribution fees payable to LFD	1,023
Printing and mailing fees payable to Lincoln Life	46,671
Shareholder servicing fees payable to Lincoln Life	18,075
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the period ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$160,798,169
Sales	55,551,013
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$726,829,364
Aggregate unrealized appreciation of investments and derivatives	$109,859,172
Aggregate unrealized depreciation of investments and derivatives	(84,490,629)
Net unrealized appreciation of investments and derivatives	$ 25,368,543
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP SSGA Emerging Markets Equity Index Fund–31

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$ 876,275	$ —	$ —	$ 876,275
Barbados	34,593	—	—	34,593
Brazil	27,791,712	—	—	27,791,712
Chile	3,861,492	—	—	3,861,492
China	92,319,962	178,978,773	—	271,298,735
Colombia	819,242	—	—	819,242
Comoros	—	203,854	—	203,854
Czech Republic	—	845,899	—	845,899
Egypt	—	880,698	—	880,698
Greece	237,607	720,456	—	958,063
Hong Kong	228,914	30,031,356	—	30,260,270
Hungary	—	1,709,757	—	1,709,757
India	—	60,212,792	—	60,212,792
Indonesia	—	11,017,805	—	11,017,805
Luxembourg	337,980	—	—	337,980
Malaysia	—	13,276,867	—	13,276,867
Mexico	13,035,723	—	—	13,035,723
Peru	1,883,717	—	—	1,883,717
Philippines	3,839	6,298,098	—	6,301,937
Poland	—	5,375,200	—	5,375,200
Qatar	—	6,225,274	—	6,225,274
Republic of Korea	—	81,594,087	—	81,594,087
Romania	—	255,119	—	255,119
Russia	18,506,347	5,754,508	—	24,260,855
Saudi Arabia	19,976,248	—	—	19,976,248
South Africa	1,312,067	25,915,167	—	27,227,234
Taiwan	—	91,350,308	—	91,350,308
Thailand	237,989	16,553,015	—	16,791,004
Turkey	575,977	2,565,756	—	3,141,733
United Arab Emirates	—	3,880,282	—	3,880,282
Preferred Stocks
Brazil	10,580,924	—	—	10,580,924
Chile	507,094	—	—	507,094
Colombia	293,344	—	—	293,344
Republic of Korea	—	4,926,140	—	4,926,140
Russia	452,487	—	—	452,487
Rights	5,739	—	2,065	7,804
Warrants	—	3,695	—	3,695
LVIP SSGA Emerging Markets Equity Index Fund–32

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 9,004,270	$ —	$ —	$ 9,004,270
Total Investments	$202,883,542	$548,574,906	$2,065	$751,460,513
Derivatives:

Assets:
Futures Contract	$185,889	$ —	$—	$185,889
Swap Contract	$ —	$551,505	$—	$551,505
During the period ended June 30, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	13,288,772	30,932,234
Service Class	226,666	452,507
Shares reinvested:
Standard Class	—	1,775,026
Service Class	—	8,399
	13,515,438	33,168,166
Shares redeemed:
Standard Class	(6,175,099)	(29,708,135)
Service Class	(82,645)	(143,138)
	(6,257,744)	(29,851,273)
Net increase	7,257,694	3,316,893
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the period ended June 30, 2020, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
LVIP SSGA Emerging Markets Equity Index Fund–33

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Swap Contracts–The Fund enters into total return swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in.
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the period ended June 30, 2020, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$185,889	Receivables and other assets net of liabilities	$—
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	551,505	Receivables and other assets net of liabilities	—
Total		$737,394		$—
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,819,547)	$(1,733,306)
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	177,241	121,399
Total		$(2,642,306)	$(1,611,907)
LVIP SSGA Emerging Markets Equity Index Fund–34

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the period ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$23,261,005	$—
Total return swap contracts (average notional value)	5,611,835	5,622,062
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2020, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Hong Kong Shanghai Bank	$551,505	$—	$551,505
Total	$551,505	$—	$551,505

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Hong Kong Shanghai Bank	551,505	—	—	—	510,000	1,061,505
Total	551,505	—	—	—	510,000	1,061,505

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP SSGA Emerging Markets Equity Index Fund–35

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the period ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–36

LVIP SSGA Emerging Markets Equity Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Emerging Markets Equity Index Fund–37

LVIP SSGA Funds
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Small-Mid Cap 200 Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP SSGA Developed International 150 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$783.50	0.39%	$1.73
Service Class Shares	1,000.00	782.50	0.64%	2.84
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.90	0.39%	$1.96
Service Class Shares	1,000.00	1,021.70	0.64%	3.22
LVIP SSGA Emerging Markets 100 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$806.00	0.47%	$2.11
Service Class Shares	1,000.00	805.00	0.72%	3.23
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.50	0.47%	$2.36
Service Class Shares	1,000.00	1,021.30	0.72%	3.62

LVIP SSGA Funds–1

LVIP SSGA Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP SSGA Large Cap 100 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$819.80	0.36%	$1.63
Service Class Shares	1,000.00	818.70	0.61%	2.76
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.10	0.36%	$1.81
Service Class Shares	1,000.00	1,021.80	0.61%	3.07
LVIP SSGA Small-Mid Cap 200 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$745.90	0.41%	$1.78
Service Class Shares	1,000.00	745.00	0.66%	2.86
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.80	0.41%	$2.06
Service Class Shares	1,000.00	1,021.60	0.66%	3.32

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
LVIP SSGA Funds–2

LVIP SSGA Developed International 150 Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Security Type/Country	Percentage of Net Assets
Common Stock	95.69%
Australia	3.47%
Belgium	1.25%
Canada	0.72%
Denmark	0.72%
Finland	1.48%
France	9.67%
Germany	5.13%
Hong Kong	5.42%
Italy	2.03%
Japan	41.83%
Netherlands	4.45%
Singapore	0.77%
Spain	4.07%
Switzerland	2.81%
United Kingdom	11.34%
United States	0.53%
Preferred Stocks	1.46%
Rights	0.11%
Money Market Fund	1.30%
Total Investments	98.56%
Receivables and Other Assets Net of Liabilities	1.44%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Auto Components	1.28%
Automobiles	7.83%
Banks	9.92%
Beverages	1.86%
Building Products	2.30%
Capital Markets	1.32%
Chemicals	3.91%
Commercial Services & Supplies	0.66%
Construction & Engineering	4.26%
Construction Materials	0.73%
Diversified Telecommunication Services	2.13%
Electric Utilities	3.03%
Electrical Equipment	0.77%
Electronic Equipment, Instruments & Components	1.97%
Equity Real Estate Investment Trusts	1.87%
Food & Staples Retailing	3.07%
Food Products	1.48%
Gas Utilities	0.68%
Sector	Percentage of Net Assets
Health Care Equipment & Supplies	0.70%
Health Care Providers & Services	3.04%
Hotels, Restaurants & Leisure	0.53%
Household Durables	0.50%
Industrial Conglomerates	1.87%
Insurance	3.82%
IT Services	1.59%
Machinery	1.86%
Media	2.71%
Metals & Mining	3.14%
Multiline Retail	0.57%
Multi-Utilities	1.23%
Oil, Gas & Consumable Fuels	3.04%
Paper & Forest Products	1.28%
Pharmaceuticals	4.37%
Professional Services	1.42%
Real Estate Management & Development	4.34%
Road & Rail	1.14%
Semiconductors & Semiconductor Equipment	0.72%
Specialty Retail	0.84%
Technology Hardware, Storage & Peripherals	2.86%
Tobacco	1.93%
Trading Companies & Distributors	3.42%
Transportation Infrastructure	0.68%
Wireless Telecommunication Services	0.60%
Total	97.27%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Scentre Group	0.98%
Fortescue Metals Group	0.92%
Cie de Saint-Gobain	0.91%
Sonic Healthcare	0.88%
ACS Actividades de Construccion y Servicios	0.84%
Kingfisher	0.84%
Ono Pharmaceutical	0.84%
NEC	0.83%
Shionogi & Co.	0.80%
Siemens	0.78%
Total	8.62%

IT–Information Technology
LVIP SSGA Funds–3

LVIP SSGA Emerging Markets 100 Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Security Type/Country	Percentage of Net Assets
Common Stock	95.98%
Brazil	2.89%
China	13.29%
Hong Kong	10.52%
Hungary	0.94%
India	7.33%
Malaysia	1.92%
Mexico	5.08%
Republic of Korea	17.61%
Russia	7.11%
South Africa	8.49%
Taiwan	13.19%
Thailand	4.82%
United Arab Emirates	2.79%
Preferred Stocks	1.63%
Money Market Fund	0.23%
Total Investments	97.84%
Receivables and Other Assets Net of Liabilities	2.16%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Auto Components	1.12%
Automobiles	6.04%
Banks	19.10%
Beverages	2.76%
Capital Markets	0.98%
Chemicals	2.49%
Commercial Services & Supplies	0.82%
Construction & Engineering	2.25%
Construction Materials	2.68%
Diversified Telecommunication Services	3.31%
Electronic Equipment, Instruments & Components	1.97%
Equity Real Estate Investment Trusts	1.94%
Food & Staples Retailing	1.57%
Food Products	2.37%
Gas Utilities	1.19%
Health Care Providers & Services	1.72%
Hotels, Restaurants & Leisure	1.05%
Independent Power and Renewable Electricity Producers	1.95%
Industrial Conglomerates	4.66%
Insurance	0.97%
Metals & Mining	6.60%
Sector	Percentage of Net Assets
Oil, Gas & Consumable Fuels	6.50%
Personal Products	0.87%
Pharmaceuticals	3.56%
Real Estate Management & Development	2.90%
Semiconductors & Semiconductor Equipment	1.05%
Specialty Retail	1.08%
Technology Hardware, Storage & Peripherals	7.33%
Textiles, Apparel & Luxury Goods	0.99%
Tobacco	0.97%
Water Utilities	0.85%
Wireless Telecommunication Services	3.97%
Total	97.61%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
SK Holdings	1.82%
Piramal Enterprises	1.75%
PTT Global Chemical-Foreign	1.55%
Wistron	1.41%
Vedanta	1.38%
MTN Group	1.32%
Hero MotoCorp	1.27%
Surgutneftegas PJSC	1.21%
Charoen Pokphand Foods-Foreign	1.20%
Kunlun Energy	1.19%
Total	14.10%

PJSC–Public Joint Stock Company
LVIP SSGA Funds–4

LVIP SSGA Large Cap 100 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.79%
Aerospace & Defense	1.03%
Air Freight & Logistics	0.92%
Airlines	2.35%
Automobiles	0.94%
Banks	6.75%
Beverages	0.72%
Biotechnology	1.84%
Building Products	1.05%
Capital Markets	2.12%
Chemicals	2.26%
Communications Equipment	1.83%
Consumer Finance	2.27%
Containers & Packaging	0.99%
Distributors	1.12%
Diversified Telecommunication Services	0.84%
Electric Utilities	3.50%
Electrical Equipment	2.06%
Electronic Equipment, Instruments & Components	1.01%
Equity Real Estate Investment Trusts	6.95%
Food & Staples Retailing	0.73%
Food Products	4.88%
Health Care Equipment & Supplies	0.90%
Health Care Providers & Services	8.35%
Hotels, Restaurants & Leisure	2.88%
Household Durables	3.89%
Insurance	3.14%
IT Services	2.79%
Leisure Products	0.93%
Machinery	4.31%
Media	3.07%
Metals & Mining	1.02%
Multiline Retail	0.94%
Multi-Utilities	2.02%
Oil, Gas & Consumable Fuels	4.89%
Pharmaceuticals	1.80%
Road & Rail	0.98%
Semiconductors & Semiconductor Equipment	7.21%
Software	1.80%
Technology Hardware, Storage & Peripherals	1.76%
Tobacco	0.95%
Money Market Fund	0.06%
Total Investments	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Lennar Class A	1.36%
Occidental Petroleum	1.34%
Valero Energy	1.33%
DR Horton	1.32%
Humana	1.30%
ViacomCBS Class B	1.24%
Phillips 66	1.24%
Stanley Black & Decker	1.21%
PulteGroup	1.21%
VICI Properties	1.21%
Total	12.76%

IT–Information Technology

LVIP SSGA Funds–5

LVIP SSGA Small-Mid Cap 200 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.39%
Aerospace & Defense	0.43%
Air Freight & Logistics	0.68%
Airlines	1.83%
Auto Components	1.08%
Banks	8.60%
Biotechnology	4.13%
Capital Markets	1.05%
Chemicals	1.53%
Commercial Services & Supplies	2.01%
Communications Equipment	1.70%
Consumer Finance	0.37%
Containers & Packaging	0.84%
Diversified Telecommunication Services	0.32%
Electric Utilities	0.42%
Electronic Equipment, Instruments & Components	6.65%
Equity Real Estate Investment Trusts	6.65%
Food & Staples Retailing	1.81%
Gas Utilities	0.87%
Health Care Equipment & Supplies	3.76%
Health Care Providers & Services	6.12%
Health Care Technology	2.39%
Hotels, Restaurants & Leisure	0.59%
Household Durables	1.55%
Insurance	2.16%
Internet & Direct Marketing Retail	0.69%
IT Services	1.25%
Machinery	4.57%
Media	2.04%
Metals & Mining	1.30%
Mortgage Real Estate Investment Trusts (REITs)	6.67%
Multiline Retail	1.93%
Multi-Utilities	0.36%
Oil, Gas & Consumable Fuels	4.69%
Paper & Forest Products	0.40%
Personal Products	0.69%
Pharmaceuticals	3.66%
Professional Services	1.86%
Road & Rail	1.04%
Software	0.57%
Specialty Retail	6.02%
Technology Hardware, Storage & Peripherals	0.32%
Textiles, Apparel & Luxury Goods	1.62%
Tobacco	0.38%
Trading Companies & Distributors	1.36%
Wireless Telecommunication Services	0.43%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	0.53%
Total Investments	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
MFA Financial	2.58%
Meridian Bioscience	1.27%
PennyMac Mortgage Investment Trust	1.14%
QEP Resources	1.12%
Big Lots	1.02%
SM Energy	0.99%
Covetrus	0.93%
OPKO Health	0.89%
At Home Group	0.87%
Ready Capital	0.81%
Total	11.62%

IT–Information Technology

LVIP SSGA Funds–6

LVIP SSGA Developed International 150 Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–95.69%
Australia–3.47%
AGL Energy	499,723	$ 5,911,802
Fortescue Metals Group	798,127	7,759,128
†Scentre Group	5,431,997	8,246,545
Sonic Healthcare	353,186	7,458,158
		29,375,633
Belgium–1.25%
Ageas	149,995	5,315,780
Anheuser-Busch InBev	105,888	5,219,897
		10,535,677
Canada–0.72%
Teck Resources Class B	580,000	6,075,133
		6,075,133
Denmark–0.72%
†Danske Bank	453,553	6,063,299
		6,063,299
Finland–1.48%
Fortum	333,902	6,370,220
†Stora Enso Class R	515,058	6,164,897
		12,535,117
France–9.67%
†Atos	74,973	6,427,666
AXA	268,713	5,654,505
†BNP Paribas	153,177	6,120,034
†Bouygues	146,402	5,014,925
†Cie de Saint-Gobain	212,327	7,660,956
†Creditricole	602,431	5,720,491
Klepierre	195,783	3,913,468
†Orange	367,199	4,390,949
†Peugeot	354,930	5,820,539
Publicis Groupe	170,229	5,529,889
†Renault	236,478	6,052,327
Sanofi	56,851	5,797,924
†Societe Generale	275,529	4,606,756
TOTAL	139,396	5,374,888
Unibail-Rodamco-Westfield	64,816	3,653,467
		81,738,784
Germany–5.13%
Bayerische Motoren Werke	93,390	5,962,076
†Covestro	150,982	5,750,637
Daimler	145,316	5,912,015
Fresenius & Co.	129,044	6,413,853
Fresenius Medical Care & Co.	75,569	6,501,187
HeidelbergCement	115,302	6,172,314
Siemens	56,177	6,625,352
		43,337,434
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong–5.42%
CK Asset Holdings	964,000	$ 5,780,906
CK Hutchison Holdings	758,014	4,908,586
Henderson Land Development	1,252,300	4,775,897
Hongkong Land Holdings	1,248,300	5,192,330
Jardine Matheson Holdings	101,400	4,239,618
New World Development	1,106,000	5,251,377
Sino Land	4,160,000	5,263,228
Sun Hung Kai Properties	373,500	4,771,548
Wharf Real Estate Investment	1,176,000	5,645,512
		45,829,002
Italy–2.03%
†Atlantia	356,130	5,760,513
†Intesa Sanpaolo	2,701,354	5,191,164
Mediobanca Banca di Credito Finanziario	858,750	6,201,282
		17,152,959
Japan–41.83%
AGC	208,100	5,966,128
Asahi Group Holdings	149,500	5,250,775
Asahi Kasei	748,000	6,122,969
Astellas Pharma	337,200	5,631,092
Bridgestone	162,500	5,244,758
Brother Industries	315,700	5,703,778
Canon	220,944	4,407,396
Chubu Electric Power	373,100	4,679,398
Chugoku Electric Power	360,800	4,810,196
ENEOS Holdings	1,409,900	5,025,678
Fuji Electric	237,500	6,536,936
FUJIFILM Holdings	108,400	4,639,702
Hitachi	181,926	5,782,486
Honda Motor	218,600	5,594,772
Inpex	892,500	5,573,001
Isuzu Motors	711,700	6,467,457
ITOCHU	228,717	4,948,937
†Japan Post Holdings	634,700	4,529,648
Japan Tobacco	267,346	4,965,351
Kajima	505,500	6,044,190
Kansai Electric Power	485,500	4,704,487
KDDI	169,500	5,057,396
Kirin Holdings	249,400	5,257,288
Komatsu	297,400	6,090,907
Kyocera	86,000	4,694,272
Kyushu Railway	165,300	4,295,112
LIXIL Group	417,100	5,857,867
Marubeni	896,616	4,072,787
Mazda Motor	835,900	5,050,414
Medipal Holdings	278,000	5,365,572
Mitsubishi	219,200	4,632,073
LVIP SSGA Funds–7

LVIP SSGA Developed International 150 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Chemical Holdings	809,600	$ 4,721,313
Mitsubishi Heavy Industries	186,900	4,412,725
Mitsubishi UFJ Financial Group	1,223,300	4,814,327
Mitsui & Co.	339,800	5,034,686
Mitsui Chemicals	253,900	5,310,595
Mizuho Financial Group	4,089,800	5,030,637
NEC	146,800	7,053,107
NGK Insulators	373,700	5,177,835
NH Foods	149,100	5,999,865
Nikon	503,300	4,226,874
Nippon Express	102,300	5,304,609
Nippon Telegraph & Telephone	211,200	4,920,841
Nomura Holdings	1,161,000	5,217,054
Obayashi	607,300	5,709,506
Oji Holdings	997,900	4,655,565
Ono Pharmaceutical	242,100	7,066,056
Otsuka Holdings	143,100	6,236,572
Resona Holdings	1,523,434	5,213,024
Ricoh	631,800	4,533,529
Seiko Epson	429,100	4,915,632
Seven & i Holdings	154,400	5,050,968
Shimizu	655,100	5,396,770
Shionogi & Co.	108,300	6,794,020
SUMCO	395,900	6,086,619
Sumitomo	414,400	4,766,195
Sumitomo Chemical	1,688,200	5,079,455
Sumitomo Electric Industries	486,300	5,609,812
Sumitomo Mitsui Financial Group	185,700	5,240,787
Taisei	174,100	6,345,267
TDK	62,000	6,172,184
Tohoku Electric Power	535,800	5,089,873
Toppan Printing	332,900	5,565,727
Tosoh	440,500	6,051,104
Toyota Tsusho	212,700	5,424,128
†Yamaha Motor	408,800	6,438,580
		353,668,664
Netherlands–4.45%
†ABN AMRO Bank	488,452	4,203,443
†ING Groep	734,271	5,118,530
Koninklijke Ahold Delhaize	209,177	5,700,921
†Koninklijke Philips	126,879	5,918,614
NN Group	180,376	6,062,032
Randstad	135,291	6,049,539
Royal Dutch Shell Class B	298,751	4,529,154
		37,582,233
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–0.77%
Wilmar International	2,201,058	$ 6,510,220
		6,510,220
Spain–4.07%
ACS Actividades de Construccion y Servicios	275,852	7,089,098
†Banco Bilbao Vizcaya Argentaria	1,383,974	4,764,972
†Banco de Sabadell	8,975,795	3,153,573
†Banco Santander	1,805,768	4,417,738
Enagas	235,524	5,761,749
Repsol	559,300	4,941,958
Telefonica	903,258	4,320,077
		34,449,165
Switzerland–2.81%
Adecco Group	126,544	5,964,724
†Glencore	3,050,376	6,497,925
Novartis	62,013	5,402,636
UBS Group (New York Shares)	513,465	5,930,036
		23,795,321
United Kingdom–11.34%
Aegon	1,782,443	5,268,838
Aviva	1,615,915	5,476,942
British American Tobacco	151,918	5,826,484
†BT Group	2,951,521	4,174,185
Centrica	9,351,646	4,443,427
†Fiat Chrysler Automobiles	640,802	6,483,696
†HSBC Holdings (London Shares)	761,206	3,537,771
Imperial Brands	292,264	5,563,726
ITV	6,499,577	6,007,089
†J Sainsbury	1,931,138	4,997,702
†Kingfisher	2,569,178	7,068,287
Lloyds Banking Group	11,651,687	4,494,746
†Marks & Spencer Group	3,932,795	4,822,657
Pearson	783,911	5,580,512
Rio Tinto	109,674	6,172,075
Tesco	1,808,215	5,085,899
Wm Morrison Supermarkets	2,180,924	5,137,681
WPP	740,740	5,775,042
		95,916,759
United States–0.53%
†Carnival	369,135	4,515,420
		4,515,420
Total Common Stock (Cost $890,948,028)		809,080,820

LVIP SSGA Funds–8

LVIP SSGA Developed International 150 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–1.46%
Germany–1.46%
Porsche Automobil Holding 3.24%	112,444	$ 6,512,610
Volkswagen 2.67%	38,689	5,880,726
Total Preferred Stocks (Cost $13,945,798)		12,393,336
RIGHTS–0.11%
Spain–0.11%
†ACS Actividades de Construccion y Servicios	294,002	458,637
†Repsol	598,171	291,197
†Telefonica	953,256	187,529
Total Rights (Cost $994,533)		937,363

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.30%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.11%)	10,961,138	$ 10,961,138
Total Money Market Fund (Cost $10,961,138)		10,961,138

TOTAL INVESTMENTS–98.56% (Cost $916,849,497)	833,372,657
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.44%	12,163,125
NET ASSETS APPLICABLE TO 132,361,987 SHARES OUTSTANDING–100.00%	$ 845,535,782
NET ASSET VALUE PER SHARE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND STANDARD CLASS ($719,615,560 / 112,638,113 Shares)	$6.389
NET ASSET VALUE PER SHARE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND SERVICE CLASS ($125,920,222 / 19,723,874 Shares)	$6.384
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$1,052,970,293
Distributable earnings/(accumulated loss)	(207,434,511)
TOTAL NET ASSETS	$ 845,535,782

Δ Securities have been classified by country of origin.
† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
★ Includes $2,288,000 cash collateral held at broker for futures contracts, $(66) payable for securities purchased, $260,628 payable for fund shares redeemed, $57,473 other accrued expenses payable, $279,010 due to manager and affiliates and $44,217 variation margin due to broker on futures contracts as of June 30, 2020.
LVIP SSGA Funds–9

LVIP SSGA Developed International 150 Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2020:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
260	E-mini MSCI EAFE Index	$23,119,200	$22,925,409	9/18/20	$193,791	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–10

LVIP SSGA Emerging Markets 100 Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–95.98%
Brazil–2.89%
Ambev	1,874,300	$ 4,921,757
Hypera	726,500	4,450,031
Petrobras Distribuidora	1,419,700	5,607,686
		14,979,474
China–13.29%
Agricultural Bank of China Class H	10,995,000	4,450,161
Bank of China Class H	11,170,100	4,137,774
†Beijing Enterprises Water Group	11,294,000	4,431,964
China CITIC Bank Class H	8,671,000	3,799,703
China Everbright International	8,060,000	4,276,412
China Petroleum & Chemical Class H	9,452,000	3,953,382
China Railway Construction Class H	4,227,000	3,348,196
China Resources Power Holdings	4,152,238	4,897,948
China Shenhua Energy Class H	2,467,000	3,828,721
China Unicom Hong Kong	7,184,000	3,908,782
CITIC	3,885,000	3,668,549
Country Garden Holdings	3,843,000	4,766,472
Fosun International	3,941,000	5,050,872
Hengan International Group	572,500	4,506,267
Industrial & Commercial Bank of China Class H	6,234,000	3,768,875
Kunlun Energy	9,446,000	6,186,436
		68,980,514
■Hong Kong–10.52%
Bank of Communications Class H	7,093,000	4,391,776
Brilliance China Automotive Holdings	5,730,000	5,186,137
China Communications Construction Class H	6,370,000	3,612,946
China Construction Bank Class H	5,131,000	4,173,466
China Minsheng Banking Class H	5,990,500	4,123,621
China Mobile	568,500	3,838,543
China National Building Material Class H	3,990,000	4,279,687
China Railway Group Class H	9,102,000	4,698,343
China Telecom Class H	14,178,000	3,982,552
Great Wall Motor Class H	7,497,500	4,718,696
Guangzhou Automobile Group Class H	4,255,200	3,100,206
Postal Savings Bank of China Class H	6,421,000	3,699,908
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Sinopharm Group Class H	1,872,400	$ 4,813,860
		54,619,741
Hungary–0.94%
Richter Gedeon	236,327	4,903,706
		4,903,706
India–7.33%
Hero MotoCorp	194,360	6,567,996
Indian Oil	3,949,776	4,475,956
NTPC	4,094,142	5,208,771
Oil & Natural Gas	5,072,995	5,508,435
Piramal Enterprises	506,043	9,107,961
Vedanta	5,029,982	7,185,963
		38,055,082
Malaysia–1.92%
CIMB Group Holdings	5,382,600	4,490,365
Genting	5,662,000	5,453,429
		9,943,794
Mexico–5.08%
Arca Continental	1,058,800	4,648,042
Coca-Cola Femsa	1,087,300	4,745,717
†Fibra Uno Administracion	6,037,011	4,775,082
Gruma Class B	560,980	6,080,730
Grupo Mexico	2,641,400	6,136,777
		26,386,348
Republic of Korea–17.61%
Hana Financial Group	271,102	6,165,498
†Hyundai Mobis	36,118	5,797,628
†Hyundai Motor	69,599	5,717,097
Industrial Bank of Korea	781,529	5,310,636
KB Financial Group	179,122	5,070,870
Kia Motors	225,346	6,089,426
Korea Investment Holdings	135,401	5,076,337
KT&G	77,094	5,034,730
LG	100,962	6,025,534
LG Uplus	528,377	5,399,604
Lotte Chemical	34,940	4,883,110
POSCO	35,877	5,225,717
Shinhan Financial Group	217,944	5,266,879
SK Holdings	38,843	9,446,707
SK Telecom	30,445	5,361,919
Woori Financial Group	751,143	5,536,708
		91,408,400
Russia–7.11%
Alrosa PJSC	5,610,170	5,082,993
Gazprom PJSC ADR	951,121	5,135,985
Novolipetsk Steel GDR	295,011	5,871,821
Sberbank of Russia PJSC	1,712,580	4,880,194
LVIP SSGA Funds–11

LVIP SSGA Emerging Markets 100 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
Severstal PAO	390,902	$ 4,746,794
Surgutneftegas PJSC	11,641,100	6,283,668
VTB Bank PJSC	10,006,460,000	4,913,172
		36,914,627
South Africa–8.49%
Absa Group	927,786	4,580,323
Growthpoint Properties	6,843,323	5,286,865
†Life Healthcare Group Holdings	4,286,261	4,128,912
MTN Group	2,230,319	6,830,662
Nedbank Group	933,114	5,471,216
Old Mutual	7,225,800	5,036,335
Shoprite Holdings	647,197	3,977,730
SPAR Group	424,088	4,195,822
Vodacom Group	646,809	4,589,476
		44,097,341
Taiwan–13.19%
Asia Cement	3,244,000	4,811,163
Asustek Computer	711,000	5,223,989
Catcher Technology	659,000	4,994,016
†Compal Electronics	7,715,000	5,049,850
Hon Hai Precision Industry	1,824,000	5,355,545
Inventec	6,025,000	5,143,636
Lite-On Technology	3,207,000	5,049,914
Nanya Technology	2,612,000	5,449,657
Pegatron	2,431,000	5,302,343
Pou Chen	5,261,000	5,161,000
Taiwan Cement	3,308,000	4,813,249
Walsin Technology	794,000	4,852,448
Wistron	5,979,000	7,299,040
		68,505,850
Thailand–4.82%
Charoen Pokphand Foods-Foreign	6,079,091	6,244,799
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Kasikornbank NVDR	1,736,400	$ 5,267,895
PTT Global Chemical-Foreign	5,361,400	8,022,802
Siam Commercial Bank NVDR	2,324,700	5,479,179
		25,014,675
United Arab Emirates–2.79%
Abu Dhabi Commercial Bank PJSC	3,096,440	4,195,795
Aldar Properties PJSC	9,713,609	4,755,068
†Emaar Properties PJSC	7,358,682	5,559,487
		14,510,350
Total Common Stock (Cost $528,860,408)		498,319,902
PREFERRED STOCKS–1.63%
Brazil–0.75%
Telefonica Brasil 4.61%	439,200	3,906,530
		3,906,530
Russia–0.88%
Transneft PJSC 6.44%	2,413	4,548,480
		4,548,480
Total Preferred Stocks (Cost $13,114,684)		8,455,010

MONEY MARKET FUND–0.23%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.11%)	1,176,443	1,176,443
Total Money Market Fund (Cost $1,176,443)		1,176,443

TOTAL INVESTMENTS–97.84% (Cost $543,151,535)	507,951,355
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.16%	11,232,231
NET ASSETS APPLICABLE TO 75,085,875 SHARES OUTSTANDING–100.00%	$ 519,183,586
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS 100 FUND STANDARD CLASS ($368,613,809 / 53,298,915 Shares)	$6.916
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS 100 FUND SERVICE CLASS ($150,569,777 / 21,786,960 Shares)	$6.911
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$ 773,396,847
Distributable earnings/(accumulated loss)	(254,213,261)
TOTAL NET ASSETS	$ 519,183,586

LVIP SSGA Funds–12

LVIP SSGA Emerging Markets 100 Fund
Statement of Net Assets (continued)

Δ Securities have been classified by country of origin.
† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
★ Includes $1,351,500 cash collateral held at broker for futures contracts, $237,426 payable for fund shares redeemed, $197,254 other accrued expenses payable, $215,541 due to manager and affiliates, $53,510 variation margin due to broker on futures contracts and $487,499 foreign capital gain taxes payable as of June 30, 2020.

The following futures contracts were outstanding at June 30, 2020:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
255	E-mini MSCI Emerging Markets Index	$12,567,675	$12,394,363	9/18/20	$173,312	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
GDR–Global Depository Receipt
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–13

LVIP SSGA Large Cap 100 Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.79%
Aerospace & Defense–1.03%
General Dynamics	91,285	$ 13,643,456
		13,643,456
Air Freight & Logistics–0.92%
FedEx	86,914	12,187,081
		12,187,081
Airlines–2.35%
†Delta Air Lines	388,099	10,886,177
†Southwest Airlines	276,835	9,462,220
†United Airlines Holdings	316,244	10,945,205
		31,293,602
Automobiles–0.94%
†General Motors	494,002	12,498,251
		12,498,251
Banks–6.75%
Citigroup	256,520	13,108,172
Citizens Financial Group	586,817	14,811,261
Fifth Third Bancorp	724,874	13,975,571
Huntington Bancshares	1,403,813	12,683,450
KeyCorp	1,067,584	13,003,173
Regions Financial	1,178,515	13,105,087
Wells Fargo & Co.	360,563	9,230,413
		89,917,127
Beverages–0.72%
†Molson Coors Beverage Class B	278,305	9,562,560
		9,562,560
Biotechnology–1.84%
†Alexion Pharmaceuticals	121,548	13,642,548
Gilead Sciences	141,096	10,855,926
		24,498,474
Building Products–1.05%
Johnson Controls International	411,310	14,042,123
		14,042,123
Capital Markets–2.12%
Bank of New York Mellon	336,898	13,021,108
Morgan Stanley	314,428	15,186,872
		28,207,980
Chemicals–2.26%
†Dow	366,890	14,954,436
LyondellBasell Industries Class A	230,634	15,157,267
		30,111,703
Communications Equipment–1.83%
†Arista Networks	55,976	11,756,639
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
Cisco Systems	270,549	$ 12,618,406
		24,375,045
Consumer Finance–2.27%
Ally Financial	731,936	14,514,291
Synchrony Financial	708,707	15,704,947
		30,219,238
Containers & Packaging–0.99%
International Paper	374,197	13,175,476
		13,175,476
Distributors–1.12%
Genuine Parts	171,771	14,937,206
		14,937,206
Diversified Telecommunication Services–0.84%
AT&T	371,621	11,234,103
		11,234,103
Electric Utilities–3.50%
Duke Energy	146,054	11,668,254
Edison International	207,160	11,250,860
Exelon	302,160	10,965,386
PPL	491,691	12,705,295
		46,589,795
Electrical Equipment–2.06%
Eaton	146,660	12,829,817
Emerson Electric	235,478	14,606,700
		27,436,517
Electronic Equipment, Instruments & Components–1.01%
Corning	520,937	13,492,268
		13,492,268
Equity Real Estate Investment Trusts–6.95%
†Host Hotels & Resorts	939,438	10,136,536
Medical Properties Trust	732,966	13,779,761
Omega Healthcare Investors	413,748	12,300,728
VEREIT	2,347,363	15,093,544
VICI Properties	796,845	16,088,301
Vornado Realty Trust	308,052	11,770,667
WP Carey	198,410	13,422,436
		92,591,973
Food & Staples Retailing–0.73%
Walgreens Boots Alliance	230,404	9,766,826
		9,766,826
Food Products–4.88%
Archer-Daniels-Midland	323,135	12,893,087
Conagra Brands	393,675	13,845,550
General Mills	216,545	13,349,999
JM Smucker	98,754	10,449,161
LVIP SSGA Funds–14

LVIP SSGA Large Cap 100 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Kraft Heinz	454,187	$ 14,484,023
		65,021,820
Health Care Equipment & Supplies–0.90%
Medtronic	129,969	11,918,157
		11,918,157
Health Care Providers & Services–8.35%
AmerisourceBergen	130,796	13,180,313
Anthem	52,996	13,936,888
†Centene	214,331	13,620,735
Cigna	70,833	13,291,813
CVS Health	192,148	12,483,856
Humana	44,631	17,305,670
Quest Diagnostics	131,744	15,013,546
†Universal Health Services Class B	133,618	12,411,776
		111,244,597
Hotels, Restaurants & Leisure–2.88%
†Carnival	763,480	12,536,342
†Las Vegas Sands	232,743	10,599,116
†Royal Caribbean Cruises	303,049	15,243,365
		38,378,823
Household Durables–3.89%
DR Horton	317,628	17,612,473
Lennar Class A	293,450	18,082,389
PulteGroup	473,106	16,099,797
		51,794,659
Insurance–3.14%
MetLife	377,756	13,795,649
Principal Financial Group	352,756	14,653,484
Prudential Financial	219,683	13,378,695
		41,827,828
IT Services–2.79%
Cognizant Technology Solutions Class A	225,023	12,785,807
International Business Machines	99,002	11,956,472
Leidos Holdings	133,108	12,468,226
		37,210,505
Leisure Products–0.93%
Hasbro	165,475	12,402,351
		12,402,351
Machinery–4.31%
Caterpillar	103,057	13,036,710
Cummins	83,814	14,521,614
PACCAR	183,235	13,715,140
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Stanley Black & Decker	115,716	$ 16,128,496
		57,401,960
Media–3.07%
Comcast Class A	301,385	11,747,987
Fox Class A	468,551	12,566,538
ViacomCBS Class B	708,222	16,515,737
		40,830,262
Metals & Mining–1.02%
Nucor	326,593	13,524,216
		13,524,216
Multiline Retail–0.94%
Target	103,853	12,455,090
		12,455,090
Multi-Utilities–2.02%
CenterPoint Energy	766,290	14,306,634
Public Service Enterprise Group	256,092	12,589,483
		26,896,117
Oil, Gas & Consumable Fuels–4.89%
Exxon Mobil	294,253	13,158,994
Occidental Petroleum	973,167	17,808,956
Phillips 66	229,189	16,478,689
Valero Energy	301,107	17,711,114
		65,157,753
Pharmaceuticals–1.80%
Bristol-Myers Squibb	212,089	12,470,833
Pfizer	351,405	11,490,944
		23,961,777
Road & Rail–0.98%
Norfolk Southern	74,476	13,075,751
		13,075,751
Semiconductors & Semiconductor Equipment–7.21%
Analog Devices	111,431	13,665,898
Applied Materials	231,383	13,987,102
Broadcom	49,095	15,494,873
Intel	199,230	11,919,931
Maxim Integrated Products	217,405	13,176,917
†Micron Technology	241,344	12,434,043
Skyworks Solutions	119,664	15,300,239
		95,979,003
Software–1.80%
NortonLifeLock	601,915	11,935,975
Oracle	218,194	12,059,582
		23,995,557

LVIP SSGA Funds–15

LVIP SSGA Large Cap 100 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–1.76%
Hewlett Packard Enterprise	1,167,551	$ 11,360,271
NetApp	272,387	12,085,811
		23,446,082
Tobacco–0.95%
Altria Group	322,539	12,659,656
		12,659,656
Total Common Stock (Cost $1,211,023,732)		1,328,962,768

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.06%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	842,297	$ 842,297
Total Money Market Fund (Cost $842,297)		842,297

TOTAL INVESTMENTS–99.85% (Cost $1,211,866,029)	1,329,805,065
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	2,041,295
NET ASSETS APPLICABLE TO 123,835,185 SHARES OUTSTANDING–100.00%	$1,331,846,360
NET ASSET VALUE PER SHARE–LVIP SSGA LARGE CAP 100 FUND STANDARD CLASS ($1,026,652,299 / 95,392,989 Shares)	$10.762
NET ASSET VALUE PER SHARE–LVIP SSGA LARGE CAP 100 FUND SERVICE CLASS ($305,194,061 / 28,442,196 Shares)	$10.730
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$1,317,907,652
Distributable earnings/(accumulated loss)	13,938,708
TOTAL NET ASSETS	$1,331,846,360

† Non-income producing.
★ Includes $312,000 cash collateral held at broker for futures contracts, $55,248 variation margin due from broker on futures contracts, $724,205 payable for fund shares redeemed, $52,559 other accrued expenses payable and $447,354 due to manager and affiliates as of June 30, 2020.

The following futures contracts were outstanding at June 30, 2020:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
26	E-mini S&P 500 Index	$4,017,260	$3,969,023	9/18/20	$48,237	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–16

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.39%
Aerospace & Defense–0.43%
National Presto Industries	18,023	$ 1,575,030
		1,575,030
Air Freight & Logistics–0.68%
†Atlas Air Worldwide Holdings	57,400	2,469,922
		2,469,922
Airlines–1.83%
†Alaska Air Group	47,000	1,704,220
†Hawaiian Holdings	133,100	1,868,724
†Mesa Air Group	393,800	1,354,672
†SkyWest	53,900	1,758,218
		6,685,834
Auto Components–1.08%
†Cooper-Standard Holdings	128,600	1,703,950
†Dana	183,400	2,235,646
		3,939,596
Banks–8.60%
Associated Banc-Corp	111,300	1,522,584
Bank OZK	76,800	1,802,496
Cadence BanCorp	239,200	2,119,312
CIT Group	82,600	1,712,298
Comerica	44,600	1,699,260
First Horizon National	177,600	1,768,896
FNB	200,400	1,503,000
Great Western Bancorp	71,400	982,464
Hope Bancorp	170,100	1,568,322
IBERIABANK	40,600	1,848,924
Midland States Bancorp	84,800	1,267,760
Pacific Premier Bancorp	82,200	1,782,096
PacWest Bancorp	81,800	1,612,278
People's United Financial	118,300	1,368,731
Popular	42,700	1,587,159
Simmons First National Class A	77,900	1,332,869
Synovus Financial	85,900	1,763,527
Umpqua Holdings	127,600	1,357,664
Valley National Bancorp	192,700	1,506,914
WesBanco	62,000	1,259,220
		31,365,774
Biotechnology–4.13%
†Anika Therapeutics	49,100	1,852,543
†Arena Pharmaceuticals	32,400	2,039,580
†Enanta Pharmaceuticals	28,700	1,441,027
†OPKO Health	956,900	3,263,029
†PDL BioPharma	497,770	1,448,511
†United Therapeutics	15,400	1,863,400
†Vanda Pharmaceuticals	153,900	1,760,616
†X4 Pharmaceuticals	149,000	1,388,680
		15,057,386
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–1.05%
Invesco	159,500	$ 1,716,220
Janus Henderson Group	99,300	2,101,188
		3,817,408
Chemicals–1.53%
Eastman Chemical	32,700	2,277,228
Kronos Worldwide	165,100	1,718,691
Trinseo	71,800	1,591,088
		5,587,007
Commercial Services & Supplies–2.01%
ACCO Brands	325,100	2,308,210
Ennis	80,600	1,462,084
Knoll	150,100	1,829,719
Pitney Bowes	672,700	1,749,020
		7,349,033
Communications Equipment–1.70%
†CommScope Holding	146,100	1,217,013
Comtech Telecommunications	98,300	1,660,287
Juniper Networks	69,900	1,597,914
†NETGEAR	66,900	1,732,041
		6,207,255
Consumer Finance–0.37%
Navient	191,903	1,349,078
		1,349,078
Containers & Packaging–0.84%
Greif Class A	46,500	1,600,065
WestRock	51,800	1,463,868
		3,063,933
Diversified Telecommunication Services–0.32%
†Liberty Latin America Class C	124,400	1,174,336
		1,174,336
Electric Utilities–0.42%
OGE Energy	50,300	1,527,108
		1,527,108
Electronic Equipment, Instruments & Components–6.65%
†Arrow Electronics	25,977	1,784,360
Avnet	53,309	1,486,521
Benchmark Electronics	74,791	1,615,486
†Insight Enterprises	33,800	1,662,960
†Kimball Electronics	122,509	1,658,772
Methode Electronics	53,800	1,681,788
†MTS Systems	84,100	1,479,319
PC Connection	34,800	1,613,328
†Sanmina	55,200	1,382,208
†ScanSource	66,589	1,604,129
LVIP SSGA Funds–17

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†SYNNEX	16,732	$ 2,003,992
=†Tech Data	11,054	1,602,830
†TTM Technologies	135,500	1,607,030
Vishay Intertechnology	97,500	1,488,825
†Vishay Precision Group	65,200	1,602,616
		24,274,164
Equity Real Estate Investment Trusts–6.65%
†Apple Hospitality REIT	174,400	1,684,704
BRT Apartments	152,700	1,652,214
†Chatham Lodging Trust	277,900	1,700,748
†CoreCivic	134,100	1,255,176
Diversified Healthcare Trust	426,000	1,885,050
GEO Group	126,600	1,497,678
Jernigan Capital	144,600	1,978,128
Macerich	182,140	1,633,796
†Park Hotels & Resorts	179,500	1,775,255
Pebblebrook Hotel Trust	136,700	1,867,322
RLJ Lodging Trust	223,900	2,113,616
Service Properties Trust	261,800	1,856,162
†Summit Hotel Properties	338,000	2,004,340
†Sunstone Hotel Investors	165,900	1,352,085
		24,256,274
Food & Staples Retailing–1.81%
Andersons	74,500	1,025,120
Ingles Markets Class A	37,200	1,602,204
SpartanNash	110,619	2,350,654
Village Super Market Class A	59,100	1,638,252
		6,616,230
Gas Utilities–0.87%
National Fuel Gas	37,400	1,568,182
Southwest Gas Holdings	23,500	1,622,675
		3,190,857
Health Care Equipment & Supplies–3.76%
†AngioDynamics	141,300	1,437,021
†Envista Holdings	100,400	2,117,436
†Integer Holdings	26,300	1,921,215
†Invacare	223,900	1,426,243
†Meridian Bioscience	199,200	4,639,368
†OraSure Technologies	186,900	2,173,647
		13,714,930
Health Care Providers & Services–6.12%
†Acadia Healthcare	108,316	2,720,898
†Covetrus	190,000	3,399,100
†Magellan Health	35,850	2,616,333
†MEDNAX	137,661	2,354,003
National HealthCare	19,664	1,247,484
Owens & Minor	236,700	1,803,654
Patterson	78,600	1,729,200
†Premier Class A	46,900	1,607,732
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Tivity Health	238,000	$ 2,696,540
†Triple-S Management Class B	113,461	2,158,028
		22,332,972
Health Care Technology–2.39%
†Allscripts Healthcare Solutions	225,000	1,523,250
Computer Programs and Systems	64,500	1,469,955
†Evolent Health Class A	302,600	2,154,512
†HMS Holdings	60,100	1,946,639
†NextGen Healthcare	149,300	1,639,314
		8,733,670
Hotels, Restaurants & Leisure–0.59%
†BBX Capital	844,000	2,143,760
		2,143,760
Household Durables–1.55%
†Beazer Homes USA	238,400	2,400,688
†Ethan Allen Interiors	115,800	1,369,914
Hooker Furniture	96,300	1,873,035
		5,643,637
Insurance–2.16%
American National Insurance	18,807	1,355,420
CNO Financial Group	120,400	1,874,628
FBL Financial Group Class A	37,800	1,356,642
Old Republic International	97,500	1,590,225
Unum Group	103,700	1,720,383
		7,897,298
Internet & Direct Marketing Retail–0.69%
†Qurate Retail	266,400	2,530,800
		2,530,800
IT Services–1.25%
Alliance Data Systems	32,300	1,457,376
Cass Information Systems	41,200	1,608,036
†DXC Technology	90,700	1,496,550
		4,561,962
Machinery–4.57%
Greenbrier	89,595	2,038,286
Hillenbrand	78,800	2,133,116
†Manitowoc	156,900	1,707,072
Miller Industries	49,500	1,473,615
†Park-Ohio Holdings	88,800	1,473,192
†Terex	107,300	2,014,021
Timken	45,400	2,065,246
Trinity Industries	83,995	1,788,254
Wabash National	186,100	1,976,382
		16,669,184

LVIP SSGA Funds–18

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–2.04%
†Cumulus Media Class A	287,300	$ 1,134,835
†Emerald Holding	499,600	1,538,768
†Entercom Communications Class A	918,100	1,266,978
†Meredith	102,900	1,497,195
†Tribune Publishing	201,300	2,010,987
		7,448,763
Metals & Mining–1.30%
Schnitzer Steel Industries Class A	107,930	1,903,885
Steel Dynamics	65,100	1,698,459
SunCoke Energy	388,200	1,149,072
		4,751,416
Mortgage Real Estate Investment Trusts (REITs)–6.67%
Cherry Hill Mortgage Investment	256,430	2,312,998
Chimera Investment	178,803	1,718,297
Exantas Capital	485,300	1,286,045
Great Ajax	270,717	2,490,596
MFA Financial	3,774,585	9,398,717
PennyMac Mortgage Investment Trust	237,611	4,165,321
Ready Capital	340,578	2,959,623
		24,331,597
Multiline Retail–1.93%
Big Lots	88,200	3,704,400
†Kohl's	81,700	1,696,909
†Macy's	240,100	1,651,888
		7,053,197
Multi-Utilities–0.36%
Avista	35,700	1,299,123
		1,299,123
Oil, Gas & Consumable Fuels–4.69%
†Berry	520,600	2,514,498
†Denbury Resources	4,697,000	1,296,841
†Oasis Petroleum	3,583,500	2,687,625
†Peabody Energy	410,500	1,182,240
†QEP Resources	3,159,400	4,075,626
SM Energy	963,700	3,613,875
†Southwestern Energy	686,300	1,756,928
		17,127,633
Paper & Forest Products–0.40%
†Domtar	68,800	1,452,368
		1,452,368
Personal Products–0.69%
Nu Skin Enterprises Class A	65,600	2,507,888
		2,507,888
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–3.66%
†AMAG Pharmaceuticals	244,400	$ 1,869,660
†Evofem Biosciences	58,082	164,372
†Jazz Pharmaceuticals	14,200	1,566,828
†Lannett	183,839	1,334,671
†Mallinckrodt	686,254	1,839,161
†Mylan	89,800	1,443,984
Perrigo	30,100	1,663,627
†Prestige Consumer Healthcare	41,800	1,570,008
†Supernus Pharmaceuticals	79,900	1,897,625
		13,349,936
Professional Services–1.86%
Heidrick & Struggles International	67,900	1,467,998
†Kelly Services Class A	124,400	1,967,386
ManpowerGroup	24,400	1,677,500
Resources Connection	140,500	1,681,785
		6,794,669
Road & Rail–1.04%
ArcBest	71,100	1,884,861
Ryder System	51,237	1,921,900
		3,806,761
Software–0.57%
Ebix	92,300	2,063,828
		2,063,828
Specialty Retail–6.02%
†Abercrombie & Fitch Class A	148,700	1,582,168
†American Eagle Outfitters	166,900	1,819,210
†At Home Group	487,000	3,160,630
Caleres	235,500	1,964,070
†Cato Class A	114,200	934,156
†Conn's	282,500	2,850,425
†Designer Brands Class A	199,500	1,350,615
†Foot Locker	66,500	1,939,140
†Gap	167,100	2,108,802
†Penske Automotive Group	55,000	2,129,050
†Signet Jewelers	205,900	2,114,593
		21,952,859
Technology Hardware, Storage & Peripherals–0.32%
†Xerox Holdings	77,000	1,177,330
		1,177,330
Textiles, Apparel & Luxury Goods–1.62%
†Fossil Group	363,300	1,689,345
†G-III Apparel Group	199,500	2,651,355
†Movado Group	145,300	1,575,052
		5,915,752

LVIP SSGA Funds–19

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.38%
Universal	32,343	$ 1,374,901
		1,374,901
Trading Companies & Distributors–1.36%
Air Lease	60,644	1,776,263
GATX	22,892	1,395,954
Triton International	54,600	1,651,104
†WESCO International	3,763	132,119
		4,955,440
Wireless Telecommunication Services–0.43%
Telephone & Data Systems	78,400	1,558,592
		1,558,592
Total Common Stock (Cost $340,258,984)		362,656,491

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.53%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	1,943,404	$ 1,943,404
Total Money Market Fund (Cost $1,943,404)		1,943,404

TOTAL INVESTMENTS–99.92% (Cost $342,202,388)	364,599,895
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	278,631
NET ASSETS APPLICABLE TO 38,389,752 SHARES OUTSTANDING–100.00%	$364,878,526
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-MID CAP 200 FUND STANDARD CLASS ($222,739,701 / 23,413,607 Shares)	$9.513
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-MID CAP 200 FUND SERVICE CLASS ($142,138,825 / 14,976,145 Shares)	$9.491
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$439,996,188
Distributable earnings/(accumulated loss)	(75,117,662)
TOTAL NET ASSETS	$364,878,526

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
★ Includes $305,200 cash collateral held at broker for futures contracts, $82,313 variation margin due from broker on futures contracts, $782,606 payable for fund shares redeemed, $25,526 other accrued expenses payable and $160,565 due to manager and affiliates as of June 30, 2020.
LVIP SSGA Funds–20

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
43	E-mini Russell 2000 Index	$3,090,840	$3,013,636	9/18/20	$77,204	$—
2	E-mini S&P MidCap 400 Index	355,820	347,764	9/18/20	8,056	—
Total Futures Contracts					$85,260	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–21

LVIP SSGA Funds
Statements of Operations
Six Months Ended June 30, 2020 (unaudited)
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 13,272,999	$ 12,280,055	$ 22,259,705	$ 3,908,392
Non-cash dividends	994,533	—	—	345,826
Interest	—	—	506	815
Foreign taxes withheld	(1,087,950)	(1,333,846)	—	(5,642)
	13,179,582	10,946,209	22,260,211	4,249,391
EXPENSES:
Management fees	1,380,544	897,352	2,003,139	554,031
Distribution fees-Service Class	155,503	189,111	375,230	167,135
Shareholder servicing fees	121,506	75,799	188,830	48,749
Accounting and administration expenses	87,939	56,528	127,962	41,182
Professional fees	31,500	26,613	25,990	18,726
Custodian fees	27,168	141,608	17,174	2,964
Pricing fees	13,662	13,486	860	1,434
Trustees’ fees and expenses	12,551	7,557	18,846	4,902
Reports and statements to shareholders	8,597	28,422	16,358	24,237
Consulting fees	1,391	1,269	1,488	1,500
Other	8,926	6,113	13,056	4,674
	1,849,287	1,443,858	2,788,933	869,534
Less:
Management fees waived	(39,782)	(32,056)	(53,457)	(16,162)
Total operating expenses	1,809,505	1,411,802	2,735,476	853,372
NET INVESTMENT INCOME	11,370,077	9,534,407	19,524,735	3,396,019
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(125,837,125)	(100,421,816)	(144,999,644)	(90,220,131)
Foreign currencies	(172,894)	(759,285)	—	—
Futures contracts	(1,708,291)	21,489	(132,149)	(818,097)
Net realized loss	(127,718,310)	(101,159,612)	(145,131,793)	(91,038,228)
Net change in unrealized appreciation (depreciation) of:
Investments	(83,186,192)	(22,998,393)	(97,959,103)	2,936,318
Foreign currencies	(36,391)	(31,325)	—	—
Futures contracts	(346,347)	(300,359)	(21,079)	(17,719)
Net change in unrealized appreciation (depreciation)	(83,568,930)	(23,330,077)	(97,980,182)	2,918,599
NET REALIZED AND UNREALIZED LOSS	(211,287,240)	(124,489,689)	(243,111,975)	(88,119,629)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(199,917,163)	$(114,955,282)	$(223,587,240)	$(84,723,610)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–22

LVIP SSGA Funds
Statements of Changes in Net Assets
	LVIP SSGA Developed International 150 Fund		LVIP SSGA Emerging Markets 100 Fund		LVIP SSGA Large Cap 100 Fund		LVIP SSGA Small-Mid Cap 200 Fund
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 11,370,077	$ 38,374,368	$ 9,534,407	$ 22,735,256	$ 19,524,735	$ 35,568,639	$ 3,396,019	$ 8,049,416
Net realized gain (loss)	(127,718,310)	715,068	(101,159,612)	(74,618,807)	(145,131,793)	32,727,860	(91,038,228)	(9,704,872)
Net change in unrealized appreciation (depreciation)	(83,568,930)	102,792,069	(23,330,077)	87,818,302	(97,980,182)	262,769,764	2,918,599	69,971,408
Net increase (decrease) in net assets resulting from operations	(199,917,163)	141,881,505	(114,955,282)	35,934,751	(223,587,240)	331,066,263	(84,723,610)	68,315,952
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(43,469,160)	—	(15,396,090)	—	(105,545,518)	—	(6,915,470)
Service Class	—	(7,439,490)	—	(6,182,908)	—	(31,891,927)	—	(4,495,551)
Return of capital:
Standard Class	—	—	—	(139,850)	—	—	—	—
Service Class	—	—	—	(56,162)	—	—	—	—
	—	(50,908,650)	—	(21,775,010)	—	(137,437,445)	—	(11,411,021)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	134,606,127	104,849,801	61,825,349	96,012,239	190,424,238	126,160,202	59,511,849	54,824,598
Service Class	17,701,313	15,741,062	14,525,060	19,064,086	38,796,942	35,201,596	31,713,997	28,781,995
Reinvestment of dividends and distributions:
Standard Class	—	43,469,160	—	15,535,940	—	105,545,518	—	6,915,470
Service Class	—	7,439,490	—	6,239,070	—	31,891,927	—	4,495,551
	152,307,440	171,499,513	76,350,409	136,851,335	229,221,180	298,799,243	91,225,846	95,017,614
Cost of shares redeemed:
Standard Class	(81,106,118)	(159,493,085)	(34,701,495)	(242,759,482)	(129,900,826)	(175,107,809)	(22,644,766)	(69,395,675)
Service Class	(10,358,145)	(29,822,664)	(10,338,905)	(30,564,046)	(27,147,386)	(63,519,338)	(13,309,495)	(27,427,444)
	(91,464,263)	(189,315,749)	(45,040,400)	(273,323,528)	(157,048,212)	(238,627,147)	(35,954,261)	(96,823,119)
Increase (decrease) in net assets derived from capital share transactions	60,843,177	(17,816,236)	31,310,009	(136,472,193)	72,172,968	60,172,096	55,271,585	(1,805,505)
NET INCREASE (DECREASE) IN NET ASSETS	(139,073,986)	73,156,619	(83,645,273)	(122,312,452)	(151,414,272)	253,800,914	(29,452,025)	55,099,426
NET ASSETS:
Beginning of period	984,609,768	911,453,149	602,828,859	725,141,311	1,483,260,632	1,229,459,718	394,330,551	339,231,125
End of period	$ 845,535,782	$ 984,609,768	$ 519,183,586	$ 602,828,859	$1,331,846,360	$1,483,260,632	$364,878,526	$394,330,551
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–23

LVIP SSGA Developed International 150 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Developed International 150 Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 8.154	$ 7.450	$ 9.392	$ 7.925	$ 7.663	$ 9.077
Income (loss) from investment operations:
Net investment income[2]	0.090	0.323	0.287	0.269	0.289	0.278
Net realized and unrealized gain (loss)	(1.855)	0.818	(1.698)	1.593	0.453	(0.676)
Total from investment operations	(1.765)	1.141	(1.411)	1.862	0.742	(0.398)
Less dividends and distributions from:
Net investment income	—	(0.344)	(0.320)	(0.395)	(0.300)	(0.259)
Net realized gain	—	(0.093)	(0.211)	—	(0.180)	(0.757)
Total dividends and distributions	—	(0.437)	(0.531)	(0.395)	(0.480)	(1.016)
Net asset value, end of period	$ 6.389	$ 8.154	$ 7.450	$ 9.392	$ 7.925	$ 7.663
Total return[3]	(21.65%)	15.42%	(15.23%)	23.58%	9.73%	(4.30%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 719,616	$835,302	$ 769,179	$905,853	$745,352	$682,486
Ratio of expenses to average net assets	0.39%	0.39%	0.40%	0.39%	0.38%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.40%	0.41%	0.40%	0.39%	0.39%
Ratio of net investment income to average net assets	2.76%	4.04%	3.18%	3.02%	3.77%	3.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.75%	4.03%	3.17%	3.01%	3.76%	3.03%
Portfolio turnover	43%	53%	49%	55%	63%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–24

LVIP SSGA Developed International 150 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Developed International 150 Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 8.158	$ 7.454	$ 9.395	$ 7.928	$ 7.668	$ 9.080
Income (loss) from investment operations:
Net investment income[2]	0.082	0.303	0.264	0.247	0.270	0.255
Net realized and unrealized gain (loss)	(1.856)	0.817	(1.697)	1.593	0.451	(0.674)
Total from investment operations	(1.774)	1.120	(1.433)	1.840	0.721	(0.419)
Less dividends and distributions from:
Net investment income	—	(0.323)	(0.297)	(0.373)	(0.281)	(0.236)
Net realized gain	—	(0.093)	(0.211)	—	(0.180)	(0.757)
Total dividends and distributions	—	(0.416)	(0.508)	(0.373)	(0.461)	(0.993)
Net asset value, end of period	$ 6.384	$ 8.158	$ 7.454	$ 9.395	$ 7.928	$ 7.668
Total return[3]	(21.75%)	15.13%	(15.44%)	23.25%	9.46%	(4.53%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 125,920	$149,308	$ 142,274	$170,736	$143,630	$143,127
Ratio of expenses to average net assets	0.64%	0.64%	0.65%	0.64%	0.63%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.65%	0.66%	0.65%	0.64%	0.64%
Ratio of net investment income to average net assets	2.51%	3.79%	2.93%	2.77%	3.52%	2.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.50%	3.78%	2.92%	2.76%	3.51%	2.78%
Portfolio turnover	43%	53%	49%	55%	63%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–25

LVIP SSGA Emerging Markets 100 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets 100 Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 8.581	$ 8.289	$ 9.923	$ 8.232	$ 7.325	$ 9.288
Income (loss) from investment operations:
Net investment income[2]	0.132	0.292	0.380	0.284	0.223	0.357
Net realized and unrealized gain (loss)	(1.797)	0.327	(1.593)	1.669	0.914	(1.940)
Total from investment operations	(1.665)	0.619	(1.213)	1.953	1.137	(1.583)
Less dividends and distributions from:
Net investment income	—	(0.324)	(0.381)	(0.262)	(0.230)	(0.380)
Return of capital	—	(0.003)	(0.040)	—	—	—
Total dividends and distributions	—	(0.327)	(0.421)	(0.262)	(0.230)	(0.380)
Net asset value, end of period	$ 6.916	$ 8.581	$ 8.289	$ 9.923	$ 8.232	$ 7.325
Total return[3]	(19.40%)	7.61%	(12.31%)	23.83%	15.44%	(17.04%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 368,614	$422,524	$ 546,245	$621,221	$462,296	$ 421,228
Ratio of expenses to average net assets	0.47%	0.49%	0.44%	0.43%	0.44%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.48%	0.50%	0.45%	0.44%	0.45%	0.46%
Ratio of net investment income to average net assets	3.72%	3.44%	4.03%	2.99%	2.86%	3.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.71%	3.43%	4.02%	2.98%	2.85%	3.99%
Portfolio turnover	42%	54%	46%	56%	73%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–26

LVIP SSGA Emerging Markets 100 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets 100 Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 8.585	$ 8.292	$ 9.925	$ 8.235	$ 7.329	$ 9.289
Income (loss) from investment operations:
Net investment income[2]	0.124	0.270	0.356	0.260	0.204	0.334
Net realized and unrealized gain (loss)	(1.798)	0.329	(1.593)	1.668	0.913	(1.936)
Total from investment operations	(1.674)	0.599	(1.237)	1.928	1.117	(1.602)
Less dividends and distributions from:
Net investment income	—	(0.303)	(0.358)	(0.238)	(0.211)	(0.358)
Return of capital	—	(0.003)	(0.038)	—	—	—
Total dividends and distributions	—	(0.306)	(0.396)	(0.238)	(0.211)	(0.358)
Net asset value, end of period	$ 6.911	$ 8.585	$ 8.292	$ 9.925	$ 8.235	$ 7.329
Total return[3]	(19.50%)	7.35%	(12.54%)	23.51%	15.16%	(17.25%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 150,570	$180,305	$ 178,896	$208,125	$177,698	$ 166,173
Ratio of expenses to average net assets	0.72%	0.74%	0.69%	0.68%	0.69%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.75%	0.70%	0.69%	0.70%	0.71%
Ratio of net investment income to average net assets	3.47%	3.19%	3.78%	2.74%	2.61%	3.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.46%	3.18%	3.77%	2.73%	2.60%	3.74%
Portfolio turnover	42%	54%	46%	56%	73%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–27

LVIP SSGA Large Cap 100 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap 100 Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 13.128	$ 11.363	$ 13.915	$ 13.786	$ 12.878	$ 15.954
Income (loss) from investment operations:
Net investment income[2]	0.166	0.339	0.325	0.343	0.342	0.359
Net realized and unrealized gain (loss)	(2.532)	2.700	(1.762)	2.188	2.302	(1.141)
Total from investment operations	(2.366)	3.039	(1.437)	2.531	2.644	(0.782)
Less dividends and distributions from:
Net investment income	—	(0.337)	(0.296)	(0.430)	(0.316)	(0.391)
Net realized gain	—	(0.937)	(0.819)	(1.972)	(1.420)	(1.903)
Total dividends and distributions	—	(1.274)	(1.115)	(2.402)	(1.736)	(2.294)
Net asset value, end of period	$ 10.762	$ 13.128	$ 11.363	$ 13.915	$ 13.786	$ 12.878
Total return[3]	(18.02%)	27.29%	(11.11%)	18.76%	21.53%	(4.67%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,026,652	$1,130,811	$ 928,043	$949,169	$1,081,971	$674,162
Ratio of expenses to average net assets	0.36%	0.36%	0.37%	0.36%	0.34%	0.34%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.37%	0.37%	0.38%	0.37%	0.35%	0.34%
Ratio of net investment income to average net assets	3.06%	2.65%	2.38%	2.33%	2.56%	2.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.05%	2.64%	2.37%	2.32%	2.55%	2.32%
Portfolio turnover	47%	49%	53%	64%	57%	61%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–28

LVIP SSGA Large Cap 100 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap 100 Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 13.106	$ 11.347	$ 13.895	$ 13.771	$ 12.870	$ 15.944
Income (loss) from investment operations:
Net investment income[2]	0.153	0.306	0.291	0.306	0.306	0.318
Net realized and unrealized gain (loss)	(2.529)	2.695	(1.759)	2.183	2.298	(1.137)
Total from investment operations	(2.376)	3.001	(1.468)	2.489	2.604	(0.819)
Less dividends and distributions from:
Net investment income	—	(0.305)	(0.261)	(0.393)	(0.283)	(0.352)
Net realized gain	—	(0.937)	(0.819)	(1.972)	(1.420)	(1.903)
Total dividends and distributions	—	(1.242)	(1.080)	(2.365)	(1.703)	(2.255)
Net asset value, end of period	$ 10.730	$ 13.106	$ 11.347	$ 13.895	$ 13.771	$ 12.870
Total return[3]	(18.13%)	26.99%	(11.33%)	18.47%	21.22%	(4.91%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 305,194	$352,450	$ 301,416	$367,538	$323,820	$299,856
Ratio of expenses to average net assets	0.61%	0.61%	0.62%	0.61%	0.59%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.62%	0.63%	0.62%	0.60%	0.59%
Ratio of net investment income to average net assets	2.81%	2.40%	2.13%	2.08%	2.31%	2.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.80%	2.39%	2.12%	2.07%	2.30%	2.07%
Portfolio turnover	47%	49%	53%	64%	57%	61%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–29

LVIP SSGA Small-Mid Cap 200 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Mid Cap 200 Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 12.754	$ 10.973	$ 13.461	$ 14.163	$ 11.701	$ 14.908
Income (loss) from investment operations:
Net investment income[2]	0.103	0.280	0.339	0.309	0.315	0.344
Net realized and unrealized gain (loss)	(3.344)	1.887	(2.091)	0.550	3.107	(1.347)
Total from investment operations	(3.241)	2.167	(1.752)	0.859	3.422	(1.003)
Less dividends and distributions from:
Net investment income	—	(0.252)	(0.412)	(0.367)	(0.281)	(0.330)
Net realized gain	—	(0.134)	(0.324)	(1.194)	(0.679)	(1.874)
Total dividends and distributions	—	(0.386)	(0.736)	(1.561)	(0.960)	(2.204)
Net asset value, end of period	$ 9.513	$ 12.754	$ 10.973	$ 13.461	$ 14.163	$ 11.701
Total return[3]	(25.41%)	19.83%	(13.46%)	6.33%	30.09%	(6.84%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 222,740	$233,154	$ 206,169	$200,815	$146,614	$107,473
Ratio of expenses to average net assets	0.41%	0.41%	0.40%	0.40%	0.40%	0.41%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.42%	0.42%	0.41%	0.41%	0.41%	0.41%
Ratio of net investment income to average net assets	2.12%	2.32%	2.51%	2.17%	2.50%	2.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.11%	2.31%	2.50%	2.16%	2.49%	2.39%
Portfolio turnover	49%	66%	71%	67%	74%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–30

LVIP SSGA Small-Mid Cap 200 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Mid Cap 200 Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 12.740	$ 10.964	$ 13.446	$ 14.150	$ 11.696	$ 14.901
Income (loss) from investment operations:
Net investment income[2]	0.091	0.249	0.305	0.273	0.283	0.306
Net realized and unrealized gain (loss)	(3.340)	1.882	(2.084)	0.548	3.099	(1.343)
Total from investment operations	(3.249)	2.131	(1.779)	0.821	3.382	(1.037)
Less dividends and distributions from:
Net investment income	—	(0.221)	(0.379)	(0.331)	(0.249)	(0.294)
Net realized gain	—	(0.134)	(0.324)	(1.194)	(0.679)	(1.874)
Total dividends and distributions	—	(0.355)	(0.703)	(1.525)	(0.928)	(2.168)
Net asset value, end of period	$ 9.491	$ 12.740	$ 10.964	$ 13.446	$ 14.150	$ 11.696
Total return[3]	(25.50%)	19.52%	(13.67%)	6.07%	29.76%	(7.08%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 142,139	$161,176	$ 133,062	$151,360	$139,525	$113,416
Ratio of expenses to average net assets	0.66%	0.66%	0.65%	0.65%	0.65%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.67%	0.66%	0.66%	0.66%	0.66%
Ratio of net investment income to average net assets	1.87%	2.07%	2.26%	1.92%	2.25%	2.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.86%	2.06%	2.25%	1.91%	2.24%	2.14%
Portfolio turnover	49%	66%	71%	67%	74%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–31

LVIP SSGA Funds
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, LVIP SSGA Large Cap 100 Fund, and LVIP SSGA Small-Mid Cap 200 Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and may also sell its shares to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The investment objective of each Fund is to seek to maximize long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2020, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP SSGA Funds–32

LVIP SSGA Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Funds' understanding of the applicable country’s tax rules and rates.   In addition, the Funds may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on non convertible bonds are amortized to interest income over the lives of the respective securities using the effective interest method.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Funds in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   The management fees, net of waivers, are calculated daily and paid monthly. For its services, LIAC receives a management fee at an annual rate of each Fund’s average daily net assets as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
On the first $100 million	0.40%	0.40%	0.40%	0.40%
In excess of $100 million	0.32%	0.33%	0.30%	0.30%
LIAC has contractually agreed to waive a portion of its advisory fee. This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The waiver amount of each Fund’s average daily net assets are as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
On the first $50 million	0.070%	0.065%	0.080%	0.065%
On the next $50 million	0.010%	0.025%	0.015%	—%
On the next $400 million.	0.010%	0.005%	0.015%	—%
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
LVIP SSGA Funds–33

LVIP SSGA Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Administrative	$26,804	$16,623	$41,179	$10,565
Legal	4,780	2,964	7,342	1,884
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2020, these fees were as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Printing and mailing	$4,110	$25,033	$10,011	$22,135
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
At June 30, 2020, each Fund had liabilities payable to affiliates as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Management fees payable to LIAC	$227,807	$145,068	$339,435	$98,821
Distribution fees payable to LFD	26,448	31,780	65,036	30,591
Printing and mailing fees payable to Lincoln Life	4,110	25,981	10,011	22,135
Shareholder servicing fees payable to Lincoln Life	20,645	12,712	32,872	9,018
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP SSGA Funds–34

LVIP SSGA Funds
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Purchases	$425,683,329	$253,554,389	$709,551,442	$233,362,874
Sales	359,498,441	217,138,583	617,534,838	167,881,942
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Cost of investments and derivatives	$ 916,849,497	$543,151,535	$1,211,866,029	$342,202,388
Aggregate unrealized appreciation of investments and derivatives	$ 56,490,620	$ 39,812,381	$ 192,540,395	$ 58,389,462
Aggregate unrealized depreciation of investments and derivatives	(139,773,669)	(74,351,750)	(75,346,390)	(35,906,695)
Net unrealized appreciation/ (depreciation) of investments and derivatives	$ (83,283,049)	$ (34,539,369)	$ 117,194,005	$ 22,482,767
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Funds–35

LVIP SSGA Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2020:
LVIP SSGA Developed International 150 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 29,375,633	$—	$ 29,375,633
Belgium	—	10,535,677	—	10,535,677
Canada	6,075,133	—	—	6,075,133
Denmark	—	6,063,299	—	6,063,299
Finland	—	12,535,117	—	12,535,117
France	—	81,738,784	—	81,738,784
Germany	—	43,337,434	—	43,337,434
Hong Kong	5,251,377	40,577,625	—	45,829,002
Italy	—	17,152,959	—	17,152,959
Japan	—	353,668,664	—	353,668,664
Netherlands	5,918,614	31,663,619	—	37,582,233
Singapore	—	6,510,220	—	6,510,220
Spain	—	34,449,165	—	34,449,165
Switzerland	—	23,795,321	—	23,795,321
United Kingdom	—	95,916,759	—	95,916,759
United States	—	4,515,420	—	4,515,420
Preferred Stocks	—	12,393,336	—	12,393,336
Rights	937,363	—	—	937,363
Money Market Fund	10,961,138	—	—	10,961,138
Total Investments	$29,143,625	$804,229,032	$—	$833,372,657
Derivatives:

Assets:
Futures Contract	$193,791	$—	$—	$193,791
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Funds–36

LVIP SSGA Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP SSGA Emerging Markets 100 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$14,979,474	$ —	$—	$ 14,979,474
China	—	68,980,514	—	68,980,514
Hong Kong	—	54,619,741	—	54,619,741
Hungary	—	4,903,706	—	4,903,706
India	—	38,055,082	—	38,055,082
Malaysia	—	9,943,794	—	9,943,794
Mexico	26,386,348	—	—	26,386,348
Republic of Korea	—	91,408,400	—	91,408,400
Russia	20,823,828	16,090,799	—	36,914,627
South Africa	3,977,730	40,119,611	—	44,097,341
Taiwan	—	68,505,850	—	68,505,850
Thailand	14,267,601	10,747,074	—	25,014,675
United Arab Emirates	—	14,510,350	—	14,510,350
Preferred Stocks
Brazil	3,906,530	—	—	3,906,530
Russia	—	4,548,480	—	4,548,480
Money Market Fund	1,176,443	—	—	1,176,443
Total Investments	$85,517,954	$422,433,401	$—	$507,951,355
Derivatives:

Assets:
Futures Contract	$173,312	$—	$—	$173,312
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Large Cap 100 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,328,962,768	$—	$—	$1,328,962,768
Money Market Fund	842,297	—	—	842,297
Total Investments	$1,329,805,065	$—	$—	$1,329,805,065
Derivatives:

Assets:
Futures Contract	$48,237	$—	$—	$48,237
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Small-Mid Cap 200 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 1,575,030	$—	$ —	$ 1,575,030
Air Freight & Logistics	2,469,922	—	—	2,469,922
Airlines	6,685,834	—	—	6,685,834
Auto Components	3,939,596	—	—	3,939,596
Banks	31,365,774	—	—	31,365,774
LVIP SSGA Funds–37

LVIP SSGA Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Biotechnology	$ 15,057,386	$—	$ —	$ 15,057,386
Capital Markets	3,817,408	—	—	3,817,408
Chemicals	5,587,007	—	—	5,587,007
Commercial Services & Supplies	7,349,033	—	—	7,349,033
Communications Equipment	6,207,255	—	—	6,207,255
Consumer Finance	1,349,078	—	—	1,349,078
Containers & Packaging	3,063,933	—	—	3,063,933
Diversified Telecommunication Services	1,174,336	—	—	1,174,336
Electric Utilities	1,527,108	—	—	1,527,108
Electronic Equipment, Instruments & Components	22,671,334	—	1,602,830	24,274,164
Equity Real Estate Investment Trusts	24,256,274	—	—	24,256,274
Food & Staples Retailing	6,616,230	—	—	6,616,230
Gas Utilities	3,190,857	—	—	3,190,857
Health Care Equipment & Supplies	13,714,930	—	—	13,714,930
Health Care Providers & Services	22,332,972	—	—	22,332,972
Health Care Technology	8,733,670	—	—	8,733,670
Hotels, Restaurants & Leisure	2,143,760	—	—	2,143,760
Household Durables	5,643,637	—	—	5,643,637
Insurance	7,897,298	—	—	7,897,298
Internet & Direct Marketing Retail	2,530,800	—	—	2,530,800
IT Services	4,561,962	—	—	4,561,962
Machinery	16,669,184	—	—	16,669,184
Media	7,448,763	—	—	7,448,763
Metals & Mining	4,751,416	—	—	4,751,416
Mortgage Real Estate Investment Trusts (REITs)	24,331,597	—	—	24,331,597
Multiline Retail	7,053,197	—	—	7,053,197
Multi-Utilities	1,299,123	—	—	1,299,123
Oil, Gas & Consumable Fuels	17,127,633	—	—	17,127,633
Paper & Forest Products	1,452,368	—	—	1,452,368
Personal Products	2,507,888	—	—	2,507,888
Pharmaceuticals	13,349,936	—	—	13,349,936
Professional Services	6,794,669	—	—	6,794,669
Road & Rail	3,806,761	—	—	3,806,761
Software	2,063,828	—	—	2,063,828
Specialty Retail	21,952,859	—	—	21,952,859
Technology Hardware, Storage & Peripherals	1,177,330	—	—	1,177,330
Textiles, Apparel & Luxury Goods	5,915,752	—	—	5,915,752
Tobacco	1,374,901	—	—	1,374,901
Trading Companies & Distributors	4,955,440	—	—	4,955,440
Wireless Telecommunication Services	1,558,592	—	—	1,558,592
Money Market Fund	1,943,404	—	—	1,943,404
Total Investments	$362,997,065	$—	$1,602,830	$364,599,895
Derivatives:

Assets:
Futures Contracts	$85,260	$—	$—	$85,260
During the period ended June 30, 2020, transfers out of Level 1 investments into Level 3 investments were made in the amount of $2,664,354 for the Fund. These transfers were due to the Fund’s pricing vendor being able to supply a matrix price for the investments that had been utilizing a broker quoted price. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.
LVIP SSGA Funds–38

LVIP SSGA Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP SSGA Developed International 150 Fund		LVIP SSGA Emerging Markets 100 Fund		LVIP SSGA Large Cap 100 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/20	12/31/19	6/30/20	12/31/19	6/30/20	12/31/19
Shares sold:
Standard Class	22,863,961	13,510,621	9,073,462	11,380,257	21,569,075	9,884,653
Service Class	2,933,490	1,989,737	2,197,103	2,268,015	3,951,311	2,783,490
Shares reinvested:
Standard Class	—	5,381,959	—	1,874,284	—	8,249,891
Service Class	—	921,044	—	752,239	—	2,500,377
	25,797,451	21,803,361	11,270,565	16,274,795	25,520,386	23,418,411
Shares redeemed:
Standard Class	(12,666,739)	(19,699,329)	(5,016,826)	(29,914,939)	(12,310,915)	(13,671,307)
Service Class	(1,511,039)	(3,696,410)	(1,412,442)	(3,591,922)	(2,402,319)	(4,953,093)
	(14,177,778)	(23,395,739)	(6,429,268)	(33,506,861)	(14,713,234)	(18,624,400)
Net increase (decrease)	11,619,673	(1,592,378)	4,841,297	(17,232,066)	10,807,152	4,794,011

	LVIP SSGA Small-Mid Cap 200 Fund
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	7,364,251	4,603,743
Service Class	3,679,599	2,409,849
Shares reinvested:
Standard Class	—	551,285
Service Class	—	359,471
	11,043,850	7,924,348
Shares redeemed:
Standard Class	(2,231,777)	(5,662,000)
Service Class	(1,354,814)	(2,254,521)
	(3,586,591)	(7,916,521)
Net increase (decrease)	7,457,259	7,827
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
LVIP SSGA Funds–39

LVIP SSGA Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
During the six months ended June 30, 2020, each Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2020 were as follows:
LVIP SSGA Developed International 150 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$193,791	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,708,291)	$(346,347)
LVIP SSGA Emerging Markets 100 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$173,312	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$21,489	$(300,359)
LVIP SSGA Large Cap 100 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$48,237	Receivables and other assets net of liabilities	$—
LVIP SSGA Funds–40

LVIP SSGA Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(132,149)	$(21,079)
LVIP SSGA Small-Mid Cap 200 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$85,260	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(818,097)	$(17,719)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP SSGA Developed International 150 Fund	$21,184,643	$—
LVIP SSGA Emerging Markets 100 Fund	10,694,031	—
LVIP SSGA Large Cap 100 Fund	3,901,950	—
LVIP SSGA Small-Mid Cap 200 Fund	6,113,126	—
In order to better define its contractual rights and to secure rights to help the Funds mitigate its counterparty risk, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial
LVIP SSGA Funds–41

LVIP SSGA Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Net Assets.
At June 30, 2020, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund had no open derivatives that are subject to offsetting provisions.
6. Risk Factors
Some countries in which the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments in which the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund invest to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency exchange rates. Currency exchange rates may fluctuate significantly over short periods of time.
The LVIP SSGA Small-Mid Cap 200 Fund may invest a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Funds may invest in REITs and are subject to the risks associated with that industry. If the Funds acquire a direct interest in real estate as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Funds had no direct real estate holdings during the six months ended June 30, 2020. The Funds' REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds' Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds' limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
LVIP SSGA Funds–42

LVIP SSGA Funds
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Funds' financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP SSGA Funds–43

LVIP SSGA Funds
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustee (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Funds–44

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$920.90	0.36%	$1.72
Service Class Shares	1,000.00	919.80	0.61%	2.91
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.10	0.36%	$1.81
Service Class Shares	1,000.00	1,021.80	0.61%	3.07

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	47.04%
Investment Companies	47.04%
Equity Funds	18.05%
Fixed Income Fund	14.82%
International Equity Funds	14.17%
Unaffiliated Investments	52.86%
Investment Companies	52.86%
Equity Funds	12.83%
Fixed Income Funds	25.25%
International Equity Funds	10.49%
Money Market Fund	4.29%
Total Investments	99.90%
Receivables and Other Assets Net of Liabilities	0.10%
Total Net Assets	100.00%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–47.04%
INVESTMENT COMPANIES–47.04%
Equity Funds–18.05%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	7,919,178	$ 85,226,195
LVIP SSGA S&P 500 Index Fund	1,311,636	26,624,904
LVIP SSGA Small-Cap Index Fund	535,865	14,716,453
LVIP SSGA Small-Mid Cap 200 Fund	1,458,534	13,875,033
		140,442,585
Fixed Income Fund–14.82%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	9,465,432	115,298,422
		115,298,422
International Equity Funds–14.17%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	10,300,770	65,811,618
LVIP SSGA Emerging Markets 100 Fund	3,162,982	21,875,185
LVIP SSGA International Index Fund	2,575,178	22,579,165
		110,265,968
Total Affiliated Investments (Cost $368,354,734)		366,006,975
UNAFFILIATED INVESTMENTS–52.86%
INVESTMENT COMPANIES–52.86%
Equity Funds–12.83%
Financial Select Sector SPDR® Fund	581,375	13,453,018
Health Care Select Sector SPDR® Fund	149,684	14,978,878
SPDR® S&P 500 ETF Trust	180,423	55,635,236
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Technology Select Sector SPDR® Fund	150,508	$ 15,726,581
		99,793,713
Fixed Income Funds–25.25%
SPDR® Portfolio TIPS ETF	2,630,345	79,278,598
SPDR® Bloomberg Barclays High Yield Bond ETF	148,404	15,012,549
SPDR® Portfolio Aggregate Bond ETF	2,037,387	62,873,763
SPDR® Portfolio Intermediate Term Corporate Bond ETF	859,586	31,400,676
SPDR® Portfolio Long Term Corporate Bond ETF	247,843	7,856,623
		196,422,209
International Equity Funds–10.49%
SPDR® Portfolio Developed World ex-US ETF	1,326,646	36,641,963
SPDR® Portfolio Emerging Markets ETF	906,701	30,338,215
Vanguard FTSE European ETF	291,379	14,665,105
		81,645,283
Money Market Fund–4.29%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	33,393,830	33,393,830
		33,393,830
Total Unaffiliated Investments (Cost $377,095,466)		411,255,035

TOTAL INVESTMENTS–99.90% (Cost $745,450,200)	777,262,010
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	765,094
NET ASSETS APPLICABLE TO 68,935,838 SHARES OUTSTANDING–100.00%	$778,027,104

✧✧ Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
16	British Pound	$1,239,700	$1,236,367	9/14/20	$ 3,333	$ —
15	Euro	2,110,031	2,106,712	9/14/20	3,319	—
13	Japanese Yen	1,506,538	1,518,764	9/14/20	—	(12,226)
					6,652	(12,226)
Equity Contracts:
44	E-mini MSCI Emerging Markets Index	2,168,540	2,189,152	9/18/20	—	(20,612)
36	E-mini Russell 2000 Index	2,587,680	2,534,086	9/18/20	53,594	—
57	E-mini S&P 500 Index	8,807,070	8,728,755	9/18/20	78,315	—
55	Euro STOXX 50 Index	1,991,572	1,997,616	9/18/20	—	(6,044)
16	FTSE 100 Index	1,218,779	1,227,583	9/18/20	—	(8,804)
13	Nikkei 225 Index (OSE)	2,681,268	2,714,282	9/10/20	—	(33,014)
					131,909	(68,474)
Total Futures Contracts					$138,561	$(80,700)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2020 (unaudited)
ASSETS:
Unaffiliated investments, at value	$411,255,035
Affiliated investments, at value	366,006,975
Cash collateral held at broker for futures contracts	1,927,033
Dividends and interest receivable	250,158
Receivable for fund shares sold	55,769
Prepaid expenses	1,341
Foreign currencies, at value	683
TOTAL ASSETS	779,496,994
LIABILITIES:
Payable for fund shares redeemed	578,038
Variation margin due to broker on futures contracts	483,393
Due to manager and affiliates	383,214
Other accrued expenses payable	25,245
TOTAL LIABILITIES	1,469,890
TOTAL NET ASSETS	$778,027,104
Unaffiliated investments, at cost	$377,095,466
Affiliated investments, at cost	368,354,734
Standard Class:
Net Assets	$ 43,347,025
Shares Outstanding	3,836,656
Net Asset Value Per Share	$ 11.298
Service Class:
Net Assets	$734,680,079
Shares Outstanding	65,099,182
Net Asset Value Per Share	$ 11.286
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$774,154,428
Distributable earnings/(accumulated loss)	3,872,676
TOTAL NET ASSETS	$778,027,104
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–5

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 3,454,589
Interest	72,932
3,527,521
EXPENSES:
Management fees	1,595,124
Distribution fees-Service Class	942,484
Shareholder servicing fees	115,646
Accounting and administration expenses	61,443
Reports and statements to shareholders	22,369
Professional fees	20,323
Trustees’ fees and expenses	11,416
Custodian fees	6,707
Consulting fees	2,150
Pricing fees	435
Other	5,999
2,784,096
Less:
Management fees waived	(398,781)
Total operating expenses	2,385,315
NET INVESTMENT INCOME	1,142,206
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(12,172,776)
Sale of unaffiliated investments	555,199
Futures contracts	(9,711,389)
Net realized loss	(21,328,966)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(32,826,116)
Unaffiliated investments	(17,266,778)
Foreign currencies	(3,971)
Futures contracts	(139,048)
Net change in unrealized appreciation (depreciation)	(50,235,913)
NET REALIZED AND UNREALIZED LOSS	(71,564,879)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(70,422,673)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,142,206	$ 18,108,740
Net realized gain (loss)	(21,328,966)	23,122,133
Net change in unrealized appreciation (depreciation)	(50,235,913)	84,754,844
Net increase (decrease) in net assets resulting from operations	(70,422,673)	125,985,717
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,859,571)
Service Class	—	(30,655,880)
	—	(32,515,451)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,695,698	2,204,676
Service Class	12,854,144	22,993,118
Reinvestment of dividends and distributions:
Standard Class	—	1,859,571
Service Class	—	30,655,880
	14,549,842	57,713,245
Cost of shares redeemed:
Standard Class	(2,732,789)	(5,481,481)
Service Class	(48,593,855)	(115,051,432)
	(51,326,644)	(120,532,913)
Decrease in net assets derived from capital share transactions	(36,776,802)	(62,819,668)
NET INCREASE (DECREASE) IN NET ASSETS	(107,199,475)	30,650,598
NET ASSETS:
Beginning of period	885,226,579	854,575,981
End of period	$ 778,027,104	$ 885,226,579
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–6

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 12.268	$ 11.026	$ 12.394	$ 11.227	$ 10.841	$ 11.979
Income (loss) from investment operations:
Net investment income[4]	0.030	0.274	0.251	0.268	0.215	0.220
Net realized and unrealized gain (loss)	(1.000)	1.455	(1.265)	1.396	0.395	(1.000)
Total from investment operations	(0.970)	1.729	(1.014)	1.664	0.610	(0.780)
Less dividends and distributions from:
Net investment income	—	(0.310)	(0.354)	(0.497)	(0.224)	(0.358)
Net realized gain	—	(0.177)	—	—	—	—
Total dividends and distributions	—	(0.487)	(0.354)	(0.497)	(0.224)	(0.358)
Net asset value, end of period	$ 11.298	$ 12.268	$ 11.026	$ 12.394	$ 11.227	$ 10.841
Total return[5]	(7.91%)	15.75%	(8.18%)	14.82%	5.62%	(6.52%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 43,347	$ 48,147	$ 44,683	$ 50,670	$47,250	$ 46,949
Ratio of expenses to average net assets[6]	0.36%	0.36%	0.35%	0.34%	0.34%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.46%	0.46%	0.45%	0.44%	0.43%	0.43%
Ratio of net investment income to average net assets	0.52% [7]	2.30%	2.05%	2.22%	1.94%	1.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.42% [7]	2.20%	1.95%	2.12%	1.84%	1.76%
Portfolio turnover	33%	65%	34%	41%	64%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–7

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 12.270	$ 11.028	$ 12.392	$ 11.227	$ 10.843	$ 11.978
Income (loss) from investment operations:
Net investment income[4]	0.015	0.244	0.220	0.237	0.187	0.190
Net realized and unrealized gain (loss)	(0.999)	1.454	(1.262)	1.395	0.393	(0.996)
Total from investment operations	(0.984)	1.698	(1.042)	1.632	0.580	(0.806)
Less dividends and distributions from:
Net investment income	—	(0.279)	(0.322)	(0.467)	(0.196)	(0.329)
Net realized gain	—	(0.177)	—	—	—	—
Total dividends and distributions	—	(0.456)	(0.322)	(0.467)	(0.196)	(0.329)
Net asset value, end of period	$ 11.286	$ 12.270	$ 11.028	$ 12.392	$ 11.227	$ 10.843
Total return[5]	(8.02%)	15.47%	(8.40%)	14.53%	5.36%	(6.75%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$734,680	$837,080	$809,893	$960,694	$919,852	$953,130
Ratio of expenses to average net assets[6]	0.61%	0.61%	0.60%	0.59%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.71%	0.71%	0.70%	0.69%	0.68%	0.68%
Ratio of net investment income to average net assets	0.27% [7]	2.05%	1.80%	1.97%	1.69%	1.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.17% [7]	1.95%	1.70%	1.87%	1.59%	1.51%
Portfolio turnover	33%	65%	34%	41%	64%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–8

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–9

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay; SSGA Funds Management, Inc. (“SSGA”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1, 2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$25,448
Legal	4,538
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $17,454 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–10

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$193,976
Distribution fees payable to LFD	152,728
Printing and mailing fees payable to Lincoln Life	17,759
Shareholder servicing fees payable to Lincoln Life	18,751
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-47.04%@
Equity Funds-18.05%@
✧✧LVIP SSGA Large Cap 100 Fund	$105,640,739	$11,130,000	$ 15,420,000	$ (2,587,122)	$(13,537,422)	$ 85,226,195	7,919,178	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	39,161,112	1,270,000	12,540,000	(638,074)	(628,134)	26,624,904	1,311,636	—	—
✧✧LVIP SSGA Small-Cap Index Fund	44,595,487	5,100,000	27,290,000	(7,665,637)	(23,397)	14,716,453	535,865	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	17,518,730	3,550,000	3,880,000	(984,469)	(2,329,228)	13,875,033	1,458,534	—	—
Fixed Income Fund-14.82%@
✧✧LVIP SSGA Bond Index Fund	125,273,619	20,319,806	37,579,736	1,648,083	5,636,650	115,298,422	9,465,432	—	—
International Equity Funds-14.17%@
✧✧LVIP SSGA Developed International 150 Fund	78,122,906	8,940,000	5,200,000	(1,295,723)	(14,755,565)	65,811,618	10,300,770	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	18,079,286	10,600,000	1,740,000	(409,580)	(4,654,521)	21,875,185	3,162,982	—	—
✧✧LVIP SSGA International Index Fund	8,793,918	18,150,000	1,590,000	(240,254)	(2,534,499)	22,579,165	2,575,178	—	—
Total	$437,185,797	$79,059,806	$105,239,736	$(12,172,776)	$(32,826,116)	$366,006,975		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$250,026,832
Sales	305,492,344
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–11

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$745,450,200
Aggregate unrealized appreciation of investments and derivatives	$ 53,265,416
Aggregate unrealized depreciation of investments and derivatives	(22,058,597)
Net unrealized appreciation of investments and derivatives	$ 31,206,819
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$366,006,975	$—	$—	$366,006,975
Unaffiliated Investment Companies	411,255,035	—	—	411,255,035
Total Investments	$777,262,010	$—	$—	$777,262,010
Derivatives:
Assets:
Futures Contracts	$ 138,561	$—	$—	$ 138,561
Liabilities:
Futures Contracts	$ (80,700)	$—	$—	$ (80,700)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–12

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	150,348	185,113
Service Class	1,170,448	1,948,946
Shares reinvested:
Standard Class	—	152,581
Service Class	—	2,518,481
	1,320,796	4,805,121
Shares redeemed:
Standard Class	(238,110)	(465,930)
Service Class	(4,292,333)	(9,688,424)
	(4,530,443)	(10,154,354)
Net decrease	(3,209,647)	(5,349,233)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$131,909	Variation margin due to broker on futures contracts	$(68,474)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	6,652	Variation margin due to broker on futures contracts	(12,226)
Total		$138,561		$(80,700)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–13

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(11,631,400)	$(126,486)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,920,011	(12,562)
Total		$ (9,711,389)	$(139,048)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$10,371,475	$75,754,130
6. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–14

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Approval of Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule for the Fund was the same. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–15

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–16

LVIP SSGA International Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA International Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA International Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$890.80	0.38%	$1.79
Service Class Shares	1,000.00	889.70	0.63%	2.96
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.38%	$1.91
Service Class Shares	1,000.00	1,021.70	0.63%	3.17

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Security Type/Country	Percentage of Net Assets
Common Stock	98.40%
Australia	6.70%
Austria	0.16%
Belgium	0.85%
Chile	0.03%
China	0.10%
Denmark	2.35%
Finland	1.17%
France	10.69%
Germany	8.57%
Hong Kong	3.34%
Ireland	0.66%
Isle Of Man	0.04%
Israel	0.62%
Italy	2.14%
Japan	25.19%
Malta	0.00%
Netherlands	4.57%
New Zealand	0.32%
Norway	0.53%
Portugal	0.17%
Singapore	1.09%
Spain	2.39%
Sweden	2.92%
Switzerland	10.42%
United Kingdom	13.24%
United States	0.14%
Preferred Stocks	0.53%
Rights	0.01%
Money Market Fund	0.30%
Total Investments	99.24%
Receivables and Other Assets Net of Liabilities	0.76%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	0.97%
Air Freight & Logistics	0.56%
Airlines	0.09%
Auto Components	0.84%
Automobiles	2.79%
Banks	7.52%
Beverages	2.03%
Biotechnology	1.07%
Sector	Percentage of Net Assets
Building Products	0.99%
Capital Markets	2.74%
Chemicals	3.47%
Commercial Services & Supplies	0.47%
Communications Equipment	0.39%
Construction & Engineering	0.91%
Construction Materials	0.53%
Consumer Finance	0.01%
Containers & Packaging	0.06%
Distributors	0.01%
Diversified Consumer Services	0.01%
Diversified Financial Services	0.66%
Diversified Telecommunication Services	2.07%
Electric Utilities	2.29%
Electrical Equipment	1.62%
Electronic Equipment, Instruments & Components	1.83%
Energy Equipment & Services	0.02%
Entertainment	0.77%
Equity Real Estate Investment Trusts	1.38%
Food & Staples Retailing	1.54%
Food Products	3.91%
Gas Utilities	0.52%
Health Care Equipment & Supplies	2.25%
Health Care Providers & Services	0.59%
Health Care Technology	0.14%
Hotels, Restaurants & Leisure	1.25%
Household Durables	1.33%
Household Products	1.03%
Independent Power and Renewable Electricity Producers	0.10%
Industrial Conglomerates	1.23%
Insurance	4.96%
Interactive Media & Services	0.32%
Internet & Direct Marketing Retail	0.77%
IT Services	1.62%
Leisure Products	0.25%
Life Sciences Tools & Services	0.50%
Machinery	2.98%
Marine	0.17%
Media	0.42%
Metals & Mining	2.77%
Multiline Retail	0.46%
Multi-Utilities	1.01%
Oil, Gas & Consumable Fuels	3.29%
Paper & Forest Products	0.32%
Personal Products	2.30%
Pharmaceuticals	9.81%
Professional Services	1.58%
Real Estate Management & Development	1.79%
LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Road & Rail	1.01%
Semiconductors & Semiconductor Equipment	2.12%
Software	1.85%
Specialty Retail	0.86%
Technology Hardware, Storage & Peripherals	0.44%
Textiles, Apparel & Luxury Goods	2.62%
Tobacco	1.07%
Trading Companies & Distributors	1.27%
Transportation Infrastructure	0.50%
Water Utilities	0.12%
Wireless Telecommunication Services	1.77%
Total	98.94%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Nestle	2.49%
Roche Holding	1.84%
Novartis	1.41%
ASML Holding	1.17%
SAP	1.10%
Unilever	1.06%
AstraZeneca	1.03%
Toyota Motor	1.00%
LVMH Moet Hennessy Louis Vuitton	0.92%
Royal Dutch Shell	0.91%
Total	12.93%

IT–Information Technology

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.40%
Australia–6.70%
†Afterpay	46,835	$ 2,022,696
AGL Energy	127,014	1,502,596
†AMP	714,559	924,586
Ampol	47,268	963,149
APA Group	269,869	2,086,714
†Aristocrat Leisure	119,968	2,148,207
ASX	42,453	2,523,335
Aurizon Holdings	424,149	1,443,326
AusNet Services	412,947	477,108
†Australia & New Zealand Banking Group	628,447	8,154,192
BHP Group	643,967	16,033,417
BlueScope Steel	111,321	917,045
Brambles	338,416	2,566,002
†CIMIC Group	20,732	348,393
Coca-Cola Amatil	104,489	629,386
†Cochlear	13,301	1,746,275
Coles Group	292,513	3,477,208
Commonwealth Bank of Australia	387,054	18,692,509
Computershare	101,158	936,669
Crown Resorts	79,376	534,714
CSL	99,439	19,777,324
Dexus	250,234	1,606,082
Evolution Mining	355,065	1,410,491
Fortescue Metals Group	371,347	3,610,113
Goodman Group	365,776	3,774,160
GPT Group	412,759	1,199,112
Insurance Australia Group	468,032	1,878,380
†James Hardie Industries	92,149	1,775,583
LendLease Group	120,231	1,039,186
Macquarie Group	73,070	6,064,235
Magellan Financial Group	26,419	1,078,835
Medibank	570,717	1,183,240
Mirvac Group	901,999	1,362,562
National Australia Bank	700,876	8,881,757
Newcrest Mining	179,456	3,979,272
Northern Star Resources	162,283	1,530,492
Oil Search	319,595	708,273
Orica	80,976	936,456
Origin Energy	352,592	1,434,783
Qantas Airways	154,254	408,757
QBE Insurance Group	317,533	1,959,530
Ramsay Health Care	39,736	1,835,102
REA Group	11,229	846,144
Rio Tinto (Australian Securities Exchange)	80,199	5,491,515
Santos	350,731	1,303,518
†Scentre Group	1,060,296	1,609,680
SEEK	71,095	1,087,673
Sonic Healthcare	103,141	2,178,008
South32	698,201	988,460
South32 (London Stock Exchange)	368,248	515,341
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Stockland	550,537	$ 1,276,586
Suncorp Group	252,449	1,622,212
†Sydney Airport	230,362	909,144
Tabcorp Holdings	430,366	1,015,085
Telstra	946,500	2,054,501
†TPG Telecom	79,097	485,805
Transurban Group	593,729	5,822,532
Treasury Wine Estates	138,038	1,004,347
†Tuas	39,548	18,422
Vicinity Centres	683,296	684,871
Washington H Soul Pattinson & Co.	25,511	346,512
Wesfarmers	247,116	7,683,377
†Westpac Banking	773,857	9,699,045
WiseTech Global	30,236	409,032
Woodside Petroleum	215,261	3,253,167
Woolworths Group	275,065	7,090,286
		192,956,515
Austria–0.16%
†ANDRITZ	15,516	565,727
†Erste Group Bank	61,262	1,446,869
OMV	28,032	945,908
Raiffeisen Bank International	31,533	563,599
Verbund	14,513	651,811
voestalpine	24,055	519,476
		4,693,390
Belgium–0.85%
Ageas	35,067	1,242,764
Anheuser-Busch InBev	162,191	7,995,433
Colruyt	11,289	620,437
Elia Group	6,775	737,059
†Galapagos	8,399	1,657,774
Groupe Bruxelles Lambert	15,770	1,320,869
KBC Group	51,580	2,963,333
Proximus	32,419	660,605
Sofina	2,794	737,764
Solvay Class A	14,260	1,144,020
Telenet Group Holding	9,867	406,551
UCB	26,165	3,036,354
Umicore	39,728	1,875,323
		24,398,286
Chile–0.03%
Antofagasta	84,045	972,767
		972,767
□China–0.10%
†BeiGene ADR	7,800	1,469,520
Budweiser Brewing	349,200	1,022,259
LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
□China (continued)
Yangzijiang Shipbuilding Holdings	470,300	$ 316,603
		2,808,382
Denmark–2.35%
Ambu Class B	35,801	1,131,751
AP Moller - Maersk Class A	802	876,951
AP Moller - Maersk Class B	1,300	1,523,608
Carlsberg Class B	23,890	3,168,008
Chr Hansen Holding	24,296	2,506,022
Coloplast Class B	26,435	4,120,368
†Danske Bank	146,745	1,961,753
†Demant	23,525	623,438
DSV	46,379	5,696,960
†Genmab	14,508	4,891,996
GN Store Nord	28,078	1,503,026
H Lundbeck	14,854	561,250
Novo Nordisk Class B	388,014	25,278,232
Novozymes Class B	48,160	2,792,119
Orsted	40,834	4,712,302
Pandora	21,759	1,188,356
Tryg	25,758	748,381
Vestas Wind Systems	41,816	4,282,074
		67,566,595
Finland–1.17%
Elisa	32,527	1,979,317
Fortum	100,928	1,925,516
Kone Class B	73,544	5,072,284
Metso	22,430	737,130
Neste	94,030	3,693,128
†Nokia (London Stock Exchange)	1,219,454	5,328,848
†Nordea Bank	699,695	4,852,438
Orion Class B	22,258	1,079,387
Sampo Class A	98,307	3,388,620
Stora Enso Class R	115,102	1,377,693
UPM-Kymmene	118,757	3,439,760
Wartsila	94,584	784,580
		33,658,701
France–10.69%
†Accor	43,277	1,181,099
Aeroports de Paris	6,327	653,203
Air Liquide	103,283	14,933,346
†Airbus	126,168	9,040,415
†Alstom	43,355	2,020,381
†Amundi	12,897	1,013,877
Arkema	14,670	1,410,138
†Atos	19,646	1,684,312
AXA	414,684	8,726,161
BioMerieux	8,829	1,212,525
†BNP Paribas	243,802	9,740,864
Bollore	187,188	590,647
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Bouygues	51,110	$ 1,750,747
†Bureau Veritas	61,235	1,298,760
Capgemini	35,349	4,079,325
Carrefour	135,272	2,097,804
†Casino Guichard Perrachon	11,693	433,205
†Cie de Saint-Gobain	109,178	3,939,244
Cie Generale des Etablissements Michelin	37,941	3,954,704
†CNP Assurances	36,584	424,317
Covivio	10,450	757,976
†Creditricole	236,035	2,241,313
Danone	132,542	9,200,156
†Dassault Aviation	534	489,943
Dassault Systemes	28,392	4,928,649
Edenred	55,774	2,446,143
†Eiffage	17,975	1,647,707
Electricite de France	126,647	1,177,446
†Engie	390,341	4,840,979
†EssilorLuxottica	60,468	7,776,688
†Eurazeo	8,562	439,966
†Eurofins Scientific	2,893	1,824,714
†Faurecia	16,181	635,729
Gecina	10,482	1,294,601
†Getlink	92,215	1,333,495
Hermes International	6,871	5,768,943
ICADE	6,915	482,861
Iliad	3,844	750,387
†Ingenico Group	12,785	2,054,221
Ipsen	8,038	681,876
†JCDecaux	15,875	296,550
Kering	16,435	8,985,325
Klepierre	49,158	982,610
La Francaise des Jeux SAEM	18,848	582,556
Legrand	56,723	4,309,952
†L'Oreal	53,913	17,400,224
LVMH Moet Hennessy Louis Vuitton	59,802	26,402,281
†Natixis	195,108	514,604
Orange	432,844	5,175,929
Orpea	11,336	1,309,345
Pernod Ricard	45,082	7,098,897
†Peugeot	118,794	1,948,117
Publicis Groupe	45,124	1,465,853
Remy Cointreau	4,810	656,209
†Renault	36,247	927,692
†Safran	70,269	7,068,448
Sanofi	242,960	24,778,169
Sartorius Stedim Biotech	5,894	1,494,348
Schneider Electric	118,365	13,166,521
†SCOR	33,793	933,303
SEB	4,812	798,212
SES FDR	77,639	530,498

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Societe Generale	179,217	$ 2,996,450
Sodexo	20,322	1,377,992
STMicroelectronics	139,868	3,812,559
Suez	72,836	856,085
Teleperformance	13,096	3,335,312
Thales	24,084	1,949,248
TOTAL	531,609	20,497,997
†Ubisoft Entertainment	17,718	1,467,235
Unibail-Rodamco-Westfield	168,170	1,581,191
Valeo	50,213	1,324,385
Veolia Environnement	119,778	2,704,725
Vinci	110,800	10,273,732
Vivendi	175,014	4,522,307
Wendel	5,771	550,770
†Worldline	30,558	2,664,335
		307,698,833
Germany–8.57%
†adidas	41,751	11,007,715
Allianz	89,622	18,313,562
†Aroundtown	252,661	1,448,203
BASF	196,441	11,033,948
Bayer	210,850	15,628,935
Bayerische Motoren Werke	71,328	4,553,624
Beiersdorf	20,680	2,351,609
Brenntag	31,336	1,661,436
†Carl Zeiss Meditec Class B	8,578	835,259
†Commerzbank	213,529	951,669
†Continental	24,122	2,371,463
†Covestro	33,739	1,285,059
Daimler	187,681	7,635,587
†Delivery Hero	25,857	2,657,252
†Deutsche Bank	437,769	4,176,356
Deutsche Boerse	41,500	7,510,533
†Deutsche Lufthansa	50,640	508,046
Deutsche Post	215,875	7,926,897
Deutsche Telekom	713,251	11,967,804
Deutsche Wohnen	74,937	3,367,339
E.ON	486,999	5,497,086
Evonik Industries	40,700	1,036,629
†Fraport Frankfurt Airport Services Worldwide	8,868	388,462
Fresenius & Co.	92,515	4,598,258
Fresenius Medical Care & Co.	47,391	4,077,039
GEA Group	34,126	1,083,099
Hannover Rueck	12,336	2,131,956
HeidelbergCement	34,073	1,823,986
Henkel & Co.	23,789	1,990,195
HOCHTIEF	5,270	468,921
Infineon Technologies	271,703	6,366,594
KION Group	13,842	852,249
Knorr-Bremse	10,307	1,046,013
LANXESS	15,612	825,586
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
LEG Immobilien	15,133	$ 1,919,403
Merck	28,749	3,347,758
METRO	38,376	364,195
†MTU Aero Engines	10,700	1,862,875
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	31,492	8,200,353
Nemetschek	12,664	870,172
†Puma	17,680	1,370,817
†QIAGEN	51,593	2,222,367
RWE	128,931	4,513,494
SAP	226,491	31,661,040
Scout24	23,595	1,825,491
Siemens	164,380	19,386,500
Siemens Healthineers	31,969	1,536,689
Symrise	26,697	3,119,455
†TeamViewer	28,507	1,556,542
Telefonica Deutschland Holding	190,187	560,897
†thyssenkrupp	86,241	615,267
Uniper	42,898	1,384,280
United Internet	19,309	820,382
Volkswagen	6,918	1,116,964
Vonovia	112,226	6,859,593
†Zalando	29,429	2,087,708
		246,580,611
■Hong Kong–3.34%
AIA Group	2,651,000	24,806,999
ASM Pacific Technology	65,000	686,919
Bank of East Asia	277,746	636,675
BOC Hong Kong Holdings	760,000	2,433,438
CK Asset Holdings	575,424	3,450,697
CK Hutchison Holdings	582,660	3,773,065
CK Infrastructure Holdings	141,000	728,865
CLP Holdings	364,500	3,579,840
Galaxy Entertainment Group	484,000	3,320,117
Hang Lung Properties	431,000	1,024,606
Hang Seng Bank	170,800	2,876,659
Henderson Land Development	309,149	1,179,002
HK Electric Investments	564,808	586,660
HKT Trust	806,592	1,183,648
Hong Kong & China Gas	2,359,437	3,666,961
Hong Kong Exchanges & Clearing	262,808	11,193,438
Hongkong Land Holdings	248,700	1,034,473
Jardine Matheson Holdings	51,400	2,149,077
Jardine Strategic Holdings	47,200	1,018,156
Kerry Properties	139,531	362,450
Link REIT	451,715	3,708,653

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
†Melco Resorts & Entertainment ADR	44,746	$ 694,458
MTR	352,296	1,832,202
New World Development	352,869	1,675,450
NWS Holdings	333,490	290,086
PCCW	904,596	517,215
Power Assets Holdings	315,000	1,721,179
†Sands China	493,468	1,943,887
Sino Land	653,587	826,918
SJM Holdings	422,591	473,781
Sun Hung Kai Properties	286,005	3,653,779
Swire Pacific Class A	106,000	563,366
Swire Properties	249,361	636,661
Techtronic Industries	287,500	2,844,682
WH Group	2,168,293	1,873,825
Wharf Real Estate Investment	259,000	1,243,357
=Wheelock & Co.	175,000	1,539,442
†Wynn Macau	332,353	576,444
		96,307,130
Ireland–0.66%
†AerCap Holdings	23,488	723,430
CRH	171,331	5,897,256
Kerry Group Class A	34,210	4,249,813
Kingspan Group	34,914	2,253,918
†Paddy Power Betfair	30,996	4,092,225
Smurfit Kappa Group	52,062	1,749,580
		18,966,222
Isle Of Man–0.04%
GVC Holdings	124,017	1,136,728
		1,136,728
Israel–0.62%
Azrieli Group	9,046	412,288
Bank Hapoalim	260,286	1,556,030
Bank Leumi Le-Israel	350,793	1,763,757
†Check Point Software Technologies	25,564	2,746,340
†CyberArk Software	8,000	794,160
Elbit Systems	5,177	711,437
ICL Group	150,076	447,032
Israel Discount Bank Class A	248,083	756,649
Mizrahi Tefahot Bank	29,977	563,271
†Nice	14,103	2,658,445
†Teva Pharmaceutical Industries	139,930	1,710,539
†Teva Pharmaceutical Industries ADR	84,569	1,042,736
†Wix.com	10,100	2,587,822
		17,750,506
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy–2.14%
Assicurazioni Generali	243,338	$ 3,696,367
†Atlantia	112,282	1,816,196
†CNH Industrial	246,775	1,733,744
Davide Campari-Milano	123,784	1,046,835
DiaSorin	5,521	1,060,283
Enel	1,783,534	15,424,789
Eni	552,516	5,296,420
Ferrari	26,019	4,456,930
†FinecoBank Banca Fineco	129,776	1,756,397
Infrastrutture Wireless Italiane	52,629	528,304
†Intesa Sanpaolo	3,228,495	6,204,166
Leonardo	84,063	560,392
Mediobanca Banca di Credito Finanziario	132,363	955,832
†Moncler	43,749	1,682,304
†Nexi SpA	68,832	1,193,583
†Pirelli & C	85,251	362,687
Poste Italiane	111,347	972,642
Prysmian	51,434	1,193,183
Recordati	22,285	1,115,111
Snam	460,779	2,246,366
Telecom Italia	1,944,114	766,632
Telecom Italia RSP	1,284,683	499,999
Tenaris	100,642	654,033
Terna Rete Elettrica Nazionale	319,420	2,203,216
†UniCredit	465,262	4,294,002
		61,720,413
Japan–25.19%
ABC-Mart	7,000	410,644
Acom	85,100	325,662
Advantest	43,800	2,499,687
Aeon	138,000	3,210,504
Aeon Mall	21,790	289,562
AGC	45,700	1,310,197
Air Water	31,800	449,300
Aisin Seiki	34,700	1,017,124
Ajinomoto	101,200	1,679,410
Alfresa Holdings	41,800	876,184
Amada	70,600	578,063
†ANA Holdings	24,500	559,897
Aozora Bank	25,200	439,416
Asahi Group Holdings	84,800	2,978,366
Asahi Intecc	41,600	1,187,278
Asahi Kasei	256,500	2,099,654
Astellas Pharma	412,900	6,895,248
Bandai Namco Holdings	41,000	2,158,160
Bank of Kyoto	11,300	401,488
Benesse Holdings	15,300	410,340
Bridgestone	117,400	3,789,136
Brother Industries	47,500	858,186
Calbee	17,100	472,638

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Canon	216,300	$ 4,314,757
Casio Computer	39,300	685,612
Central Japan Railway	31,300	4,840,800
Chiba Bank	147,400	696,870
Chubu Electric Power	138,800	1,740,821
Chugai Pharmaceutical	146,400	7,838,247
Chugoku Electric Power	59,300	790,589
Coca-Cola Bottlers Japan Holdings	26,400	478,804
Concordia Financial Group	225,700	725,639
Cosmos Pharmaceutical	2,200	337,556
CyberAgent	21,600	1,061,719
Dai Nippon Printing	52,400	1,204,695
Daicel	53,100	411,544
Daifuku	21,600	1,892,852
Dai-ichi Life Holdings	226,600	2,712,402
Daiichi Sankyo	121,900	9,970,398
Daikin Industries	55,300	8,947,538
Daito Trust Construction	14,100	1,299,475
Daiwa House Industry	126,200	2,980,198
Daiwa House REIT Investment	398	936,335
Daiwa Securities Group	329,400	1,383,776
Denso	96,400	3,780,523
Dentsu	41,900	993,936
Disco	5,700	1,390,165
East Japan Railway	65,600	4,545,768
Eisai	55,800	4,433,247
Electric Power Development	31,200	591,442
ENEOS Holdings	629,860	2,245,176
FamilyMart	54,000	927,067
FANUC	42,400	7,601,043
Fast Retailing	12,700	7,299,597
Fuji Electric	27,000	743,146
FUJIFILM Holdings	79,900	3,419,854
Fujitsu	43,500	5,093,125
Fukuoka Financial Group	36,700	580,260
†GLP J-REIT	799	1,154,595
GMO Payment Gateway	8,700	909,963
Hakuhodo DY Holdings	49,700	593,166
Hamamatsu Photonics	29,900	1,301,987
Hankyu Hanshin Holdings	54,200	1,830,780
Hikari Tsushin	4,500	1,028,917
Hino Motors	61,200	415,217
Hirose Electric	8,387	920,961
Hisamitsu Pharmaceutical	14,000	756,781
Hitachi	214,300	6,811,488
Hitachi Construction Machinery	22,900	636,137
Hitachi Metals	45,700	547,752
Honda Motor	354,000	9,060,152
Hoshizaki	11,600	994,244
Hoya	84,100	8,053,331
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hulic	64,600	$ 609,890
Idemitsu Kosan	41,783	891,734
Iida Group Holdings	31,400	482,566
Inpex	206,100	1,286,942
Isetan Mitsukoshi Holdings	71,700	412,634
Isuzu Motors	117,500	1,067,762
Ito En	11,700	660,450
ITOCHU	293,800	6,357,192
Itochu Techno-Solutions	20,500	770,939
Japan Airlines	24,500	442,115
Japan Airport Terminal	10,800	460,857
Japan Exchange Group	109,700	2,540,643
†Japan Post Bank	86,300	641,832
†Japan Post Holdings	328,600	2,345,112
Japan Post Insurance	47,500	625,878
Japan Prime Realty Investment	167	489,914
Japan Real Estate Investment	299	1,534,501
Japan Retail Fund Investment	558	697,934
Japan Tobacco	260,200	4,832,630
†JFE Holdings	126,500	914,533
JGC	46,900	494,557
JSR	41,000	795,395
JTEKT	43,900	342,779
Kajima	95,800	1,145,467
Kakaku.com	29,000	738,753
Kamigumi	22,900	450,363
Kansai Electric Power	151,600	1,469,001
Kansai Paint	36,800	777,648
Kao	103,300	8,197,662
Kawasaki Heavy Industries	29,500	426,088
KDDI	361,600	10,789,111
Keihan Holdings	20,500	915,514
Keikyu	47,000	719,199
Keio	21,900	1,253,340
Keisei Electric Railway	27,600	864,995
Keyence	39,876	16,710,498
Kikkoman	33,700	1,627,629
Kintetsu Group Holdings	40,500	1,817,214
Kirin Holdings	183,000	3,857,593
Kobayashi Pharmaceutical	10,500	923,206
Kobe Bussan	13,500	766,605
Koito Manufacturing	22,300	902,248
Komatsu	191,900	3,930,212
Konami Holdings	19,900	664,040
Kose	7,100	859,434
Kubota	216,500	3,238,567
Kuraray	68,100	712,648
Kurita Water Industries	21,100	586,962
Kyocera	68,300	3,728,125
Kyowa Kirin	51,800	1,363,621

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kyushu Electric Power	80,800	$ 677,196
Kyushu Railway	34,100	886,046
Lasertec	16,500	1,559,755
Lawson	10,700	538,215
†LINE	13,700	689,511
Lion	47,800	1,149,667
LIXIL Group	55,200	775,244
M3	94,400	4,010,217
Makita	51,600	1,876,406
Marubeni	370,700	1,683,867
Marui Group	39,100	707,292
Maruichi Steel Tube	17,200	428,715
Mazda Motor	121,200	732,277
McDonald's Holdings	14,200	767,475
Mebuki Financial Group	198,510	462,420
Medipal Holdings	37,600	725,703
MEIJI Holdings	24,668	1,962,983
†Mercari	14,200	440,927
MINEBEA MITSUMI	71,500	1,303,275
MISUMI Group	56,300	1,413,602
Mitsubishi	299,900	6,337,402
Mitsubishi Chemical Holdings	275,800	1,608,372
Mitsubishi Electric	395,900	5,170,955
Mitsubishi Estate	255,100	3,801,454
Mitsubishi Gas Chemical	34,200	520,163
Mitsubishi Heavy Industries	75,900	1,792,005
Mitsubishi Materials	23,800	502,548
Mitsubishi Motors	142,900	354,167
Mitsubishi UFJ Financial Group	2,680,500	10,549,173
Mitsubishi UFJ Lease & Finance	85,900	409,902
Mitsui & Co.	359,800	5,331,018
Mitsui Chemicals	38,000	794,811
Mitsui Fudosan	194,900	3,462,345
Miura	19,200	800,068
Mizuho Financial Group	5,351,420	6,582,485
MonotaRO	26,700	1,072,764
MS&AD Insurance Group Holdings	97,554	2,686,509
Murata Manufacturing	125,600	7,403,928
Nabtesco	24,000	742,732
Nagoya Railroad	39,800	1,121,777
NEC	56,300	2,704,972
Nexon	99,200	2,237,598
NGK Insulators	54,500	755,130
NGK Spark Plug	33,400	480,055
NH Foods	17,500	704,210
Nidec	97,400	6,561,717
Nihon M&A Center	32,800	1,491,678
Nikon	68,400	574,445
Nintendo	24,500	10,953,180
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Building Fund	303	$ 1,725,636
Nippon Express	16,700	865,953
Nippon Paint Holdings	34,000	2,479,851
†Nippon Prologis REIT	424	1,288,380
Nippon Shinyaku	9,600	783,577
†Nippon Steel	162,022	1,531,019
Nippon Telegraph & Telephone	285,700	6,656,649
Nippon Yusen	32,600	461,392
Nissan Chemical	26,900	1,383,973
Nissan Motor	470,700	1,745,566
Nisshin Seifun Group	42,165	629,591
Nissin Foods Holdings	13,500	1,196,097
Nitori Holdings	17,600	3,450,814
Nitto Denko	34,200	1,938,803
Nomura Holdings	689,500	3,098,328
Nomura Real Estate Holdings	26,700	497,085
†Nomura Real Estate Master Fund	953	1,141,405
Nomura Research Institute	70,207	1,917,545
NSK	74,300	554,473
NTT Data	135,900	1,519,413
NTT DOCOMO	256,000	6,796,289
Obayashi	151,600	1,425,261
Obic	14,800	2,608,336
Odakyu Electric Railway	63,500	1,559,419
Oji Holdings	183,800	857,494
Olympus	257,300	4,953,666
Omron	40,700	2,726,013
Ono Pharmaceutical	79,700	2,326,166
Oracle	8,200	972,623
Oriental Land	43,500	5,748,352
ORIX	290,500	3,607,212
Orix JREIT	554	730,245
Osaka Gas	75,700	1,496,359
Otsuka	22,300	1,177,789
Otsuka Holdings	87,200	3,800,343
Pan Pacific International Holdings	90,300	1,988,106
Panasonic	487,900	4,278,418
Park24	24,700	423,483
†PeptiDream	19,800	912,294
Persol Holdings	37,800	521,144
Pigeon	24,600	952,144
Pola Orbis Holdings	19,500	340,442
Rakuten	198,900	1,756,883
Recruit Holdings	278,900	9,591,418
†Renesas Electronics	159,500	819,894
Resona Holdings	416,100	1,423,849
Ricoh	144,400	1,036,153
Rinnai	7,200	602,951
Rohm	19,500	1,296,582
Ryohin Keikaku	50,900	723,978

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Santen Pharmaceutical	77,500	$ 1,426,733
SBI Holdings	49,870	1,082,204
SCSK	11,400	557,742
Secom	46,700	4,097,583
Sega Sammy Holdings	36,900	442,328
Seibu Holdings	42,300	460,739
Seiko Epson	58,100	665,575
Sekisui Chemical	77,400	1,108,966
Sekisui House	129,500	2,472,434
Seven & i Holdings	163,800	5,358,475
Seven Bank	127,100	348,360
SG Holdings	30,700	1,001,852
Sharp	45,400	486,894
Shimadzu	47,300	1,262,776
Shimamura	4,700	318,341
Shimano	16,300	3,134,305
Shimizu	126,000	1,037,999
Shin-Etsu Chemical	75,900	8,907,737
Shinsei Bank	41,400	500,742
Shionogi & Co.	60,200	3,776,547
Shiseido	86,900	5,537,322
Shizuoka Bank	96,700	622,073
Showa Denko	28,700	647,800
SMC	12,500	6,424,011
Softbank	419,900	5,352,144
SoftBank Group	342,500	17,271,472
Sohgo Security Services	15,200	709,741
Sompo Holdings	72,375	2,491,536
Sony	278,500	19,224,890
†Sony Financial Holdings	32,500	784,709
Square Enix Holdings	19,400	982,884
Stanley Electric	27,900	675,392
Subaru	137,400	2,877,110
SUMCO	53,100	816,366
Sumitomo	264,300	3,039,829
Sumitomo Chemical	317,500	955,294
Sumitomo Dainippon Pharma	25,500	353,369
Sumitomo Electric Industries	152,700	1,761,502
Sumitomo Heavy Industries	23,000	503,034
Sumitomo Metal Mining	45,700	1,287,359
Sumitomo Mitsui Financial Group	279,500	7,887,991
Sumitomo Mitsui Trust Holdings	75,146	2,117,642
Sumitomo Realty & Development	67,900	1,874,222
Sumitomo Rubber Industries	36,400	360,524
Sundrug	15,300	506,364
Suntory Beverage & Food	29,000	1,131,529
Suzuken Aichi	15,450	577,207
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Suzuki Motor	82,300	$ 2,810,224
Sysmex	34,500	2,648,278
T&D Holdings	135,500	1,163,837
Taiheiyo Cement	25,700	597,117
Taisei	42,000	1,530,736
Taisho Pharmaceutical Holdings	7,700	472,526
Taiyo Nippon Sanso	27,700	463,223
Takeda Pharmaceutical	345,675	12,419,389
TDK	27,000	2,687,886
Teijin	38,000	605,022
Terumo	139,700	5,317,370
THK	25,700	639,868
TIS	49,100	1,039,575
Tobu Railway	41,200	1,361,223
Toho (Tokyo)	24,600	888,579
Toho Gas	15,900	794,722
Tohoku Electric Power	94,800	900,560
Tokio Marine Holdings	141,800	6,207,012
Tokyo Century	9,100	465,976
†Tokyo Electric Power	325,400	1,000,991
Tokyo Electron	32,800	8,093,196
Tokyo Gas	88,900	2,128,675
Tokyu	118,500	1,668,284
Tokyu Fudosan Holdings	130,400	613,463
Toppan Printing	59,600	996,447
Toray Industries	273,200	1,289,511
Toshiba	79,400	2,547,133
Tosoh	55,400	761,024
TOTO	29,400	1,130,383
Toyo Suisan Kaisha	18,900	1,056,016
Toyoda Gosei	13,900	290,420
Toyota Industries	31,600	1,679,623
Toyota Motor	460,000	28,926,669
Toyota Tsusho	45,800	1,167,960
Trend Micro	26,900	1,503,292
Tsuruha Holdings	7,900	1,091,093
Unicharm	85,400	3,502,466
United Urban Investment	599	645,152
USS	46,700	748,618
Welcia Holdings	10,100	815,950
West Japan Railway	37,900	2,125,772
Yakult Honsha	25,500	1,500,266
Yamada Denki	133,900	664,198
Yamaha	30,900	1,457,400
†Yamaha Motor	57,700	908,772
Yamato Holdings	65,800	1,428,347
Yamazaki Baking	32,500	558,260
Yaskawa Electric	52,600	1,828,537
Yokogawa Electric	50,700	794,402
Yokohama Rubber	25,300	357,743
Z Holdings	552,100	2,709,554

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
ZOZO	18,100	$ 403,488
		725,186,211
Malta–0.00%
=†AZ. BGP Holdings	160,069	2
		2
Netherlands–4.57%
†ABN AMRO Bank	90,153	775,824
†Adyen	3,959	5,762,300
Aegon	446,082	1,318,603
Akzo Nobel	45,020	4,044,623
†Altice Europe Class A	142,487	551,073
ASML Holding	92,355	33,784,644
EXOR	24,990	1,434,357
†Heineken	56,107	5,172,750
†Heineken Holding	26,093	2,135,632
†ING Groep	843,607	5,880,700
†Just Eat Takeaway.com	26,613	2,781,722
Koninklijke Ahold Delhaize	240,005	6,541,109
Koninklijke DSM	38,408	5,331,719
Koninklijke KPN	816,523	2,171,881
†Koninklijke Philips	196,642	9,172,897
Koninklijke Vopak	14,985	792,622
NN Group	59,462	1,998,384
†Prosus	104,582	9,721,771
Randstad	25,393	1,135,448
Royal Dutch Shell Class A	888,647	14,228,365
Royal Dutch Shell Class B	797,503	12,090,382
Wolters Kluwer	58,954	4,604,643
		131,431,449
New Zealand–0.32%
†a2 Milk	156,626	2,050,193
Auckland International Airport	206,531	878,326
Fisher & Paykel Healthcare	130,751	3,012,084
Mercury	143,836	438,216
Meridian Energy	273,122	851,405
Ryman Healthcare	85,251	723,267
Spark New Zealand	460,559	1,362,639
		9,316,130
Norway–0.53%
DNB	211,432	2,822,087
Equinor	223,221	3,215,647
†Gjensidige Forsikring	42,625	787,547
†Marine Harvest	104,888	1,999,339
†Norsk Hydro	286,623	799,644
Orkla	182,282	1,600,362
†Schibsted Class B	20,889	493,411
Telenor	147,855	2,158,811
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Yara International	37,849	$ 1,319,504
		15,196,352
Portugal–0.17%
Energias de Portugal	574,141	2,740,524
Galp Energia	97,481	1,130,778
Jeronimo Martins	53,648	938,836
		4,810,138
Singapore–1.09%
Ascendas Real Estate Investment Trust	596,688	1,369,047
†CapitaLand	533,300	1,126,673
CapitaLand Commercial Trust	572,156	700,240
CapitaLand Mall Trust	545,400	773,884
City Developments	96,900	592,163
Dairy Farm International Holdings	72,100	336,901
DBS Group Holdings	389,995	5,868,185
Genting Singapore	1,288,800	709,063
Jardine Cycle & Carriage	22,288	325,260
Keppel	310,015	1,335,210
Mapletree Commercial Trust	425,700	595,642
Mapletree Logistics Trust	583,300	818,898
Oversea-Chinese Banking	715,178	4,661,377
†Singapore Airlines	245,550	662,794
Singapore Exchange	171,300	1,030,825
Singapore Technologies Engineering	338,800	808,629
Singapore Telecommunications	1,812,900	3,224,964
Suntec Real Estate Investment Trust	451,000	460,717
United Overseas Bank	246,785	3,605,989
UOL Group	98,851	486,021
Venture	58,600	684,840
Wilmar International	409,400	1,210,910
		31,388,232
Spain–2.39%
ACS Actividades de Construccion y Servicios	51,738	1,329,610
†Aena SME	13,701	1,832,394
Amadeus IT Group	92,289	4,845,367
†Banco Bilbao Vizcaya Argentaria	1,423,846	4,902,249
†Banco Santander	3,564,487	8,720,373
†Bankinter	143,679	688,671
CaixaBank	862,163	1,844,414
Cellnex Telecom	54,923	3,354,573
Enagas	48,905	1,196,389
Endesa	72,731	1,804,182

LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Ferrovial	110,395	$ 2,950,854
Grifols	67,761	2,060,477
Iberdrola	1,273,668	14,869,666
Industria de Diseno Textil	237,917	6,312,758
Mapfre	229,717	410,202
Naturgy Energy Group	72,064	1,345,356
Red Electrica	99,124	1,854,564
Repsol	298,137	2,634,330
†Siemens Gamesa Renewable Energy	50,809	904,652
Telefonica	1,012,352	4,841,849
		68,702,930
Sweden–2.92%
†Alfa Laval	61,731	1,361,797
†ArcelorMittal	161,968	1,715,542
Assa Abloy Class B	216,257	4,426,236
Atlas Copco Class A	145,878	6,212,278
Atlas Copco Class B	85,570	3,179,611
Boliden	58,293	1,337,034
Electrolux Class B	48,070	808,773
Epiroc Class A	131,609	1,649,113
Epiroc Class B	83,114	1,020,734
EQT	52,244	942,006
†Essity Class B	130,961	4,245,938
Evolution Gaming Group	27,879	1,655,891
Hennes & Mauritz Class B	179,450	2,619,304
†Hexagon Class B	58,862	3,456,705
Husqvarna Class B	89,012	732,571
ICA Gruppen	19,291	916,989
†Industrivarden Class C	35,598	811,421
Investment AB Latour	32,465	589,442
Investor Class B	98,746	5,238,268
†Kinnevik	48,587	1,282,565
†L E Lundbergforetagen Class B	16,198	738,365
Lundin Energy	39,900	973,784
†Nibe Industrier Class B	68,382	1,516,701
†Sandvik	250,251	4,711,163
†Securitas Class B	66,735	902,405
†Skandinaviska Enskilda Banken Class A	362,675	3,148,217
†Skanska Class B	78,481	1,602,211
SKF Class B	80,992	1,514,025
†Svenska Cellulosa Class B	132,858	1,589,138
†Svenska Handelsbanken Class A	346,287	3,288,105
†Swedbank Class A	202,407	2,599,083
Swedish Match	38,457	2,713,359
Tele2 Class B	106,430	1,416,780
Telefonaktiebolaget LM Ericsson Class B	640,049	5,932,970
Telia	553,858	2,072,093
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Volvo Class B	320,467	$ 5,042,509
		83,963,126
Switzerland–10.42%
ABB	394,863	8,956,646
Adecco Group	30,794	1,451,493
†Alcon	107,823	6,195,426
Baloise Holding	11,229	1,691,654
Banque Cantonale Vaudoise	6,612	643,893
Barry Callebaut	643	1,227,382
Chocoladefabriken Lindt & Spruengli	253	2,089,613
Chocoladefabriken Lindt & Spruengli	23	1,983,906
Cie Financiere Richemont	113,958	7,350,327
†Clariant	42,447	835,394
Credit Suisse Group	515,086	5,359,401
EMS-Chemie Holding	1,745	1,355,695
Geberit	8,202	4,115,235
Givaudan	2,018	7,543,218
†Glencore	2,191,383	4,668,094
†Julius Baer Group	45,432	1,908,034
†Kuehne + Nagel International Class R	12,406	2,066,449
†LafargeHolcim	114,805	5,057,852
Logitech International	36,062	2,363,120
Lonza Group	16,529	8,755,366
Nestle	647,261	71,762,232
Novartis	466,519	40,643,608
Partners Group Holding	4,155	3,783,928
Roche Holding	152,698	52,902,151
Schindler Holding	13,888	3,288,486
SGS	1,258	3,081,652
Sika	27,643	5,328,805
Sonova Holding	12,083	2,418,717
Straumann Holding Class R	2,343	2,025,491
Swatch Group	7,035	1,412,006
Swatch Group (Swiss Exchange)	15,210	598,143
†Swiss Life Holding	6,999	2,603,758
Swiss Prime Site	17,261	1,601,222
Swiss Re	63,657	4,935,615
Swisscom	5,779	3,030,513
Temenos	14,853	2,308,511
UBS Group (New York Shares)	803,927	9,284,598
Vifor Pharma	10,458	1,582,158
Zurich Insurance Group	32,807	11,624,514
		299,834,306
United Kingdom–13.24%
3i Group	218,890	2,253,909

LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Admiral Group	40,306	$ 1,143,036
Anglo American	269,340	6,209,151
Ashtead Group	95,658	3,226,837
†Associated British Foods	80,817	1,910,852
AstraZeneca	284,620	29,621,657
†Auto Trader Group	198,040	1,289,390
AVEVA Group	13,641	691,643
Aviva	869,518	2,947,123
BAE Systems	692,872	4,143,001
†Barclays	3,740,649	5,277,304
Barratt Developments	231,325	1,421,755
Berkeley Group Holdings	24,639	1,268,914
BHP Group	453,315	9,276,215
BP	4,348,864	16,660,677
British American Tobacco	487,989	18,715,754
British American Tobacco ADR	14,315	555,708
†British Land	163,163	780,484
†BT Group	1,876,786	2,654,242
Bunzl	67,410	1,808,146
†Burberry Group	88,739	1,753,491
Coca-Cola European Partners	44,629	1,693,640
Coca-Cola HBC	42,498	1,063,856
†Compass Group	391,149	5,381,608
Croda International	25,673	1,667,483
DCC	21,577	1,800,464
Diageo	501,936	16,683,021
Direct Line Insurance Group	293,049	982,610
Evraz	108,304	383,730
Experian	192,577	6,759,232
†Fiat Chrysler Automobiles	245,992	2,488,971
GlaxoSmithKline	1,079,231	21,800,127
Halma	77,108	2,196,822
Hargreaves Lansdown	72,808	1,468,253
Hikma Pharmaceuticals	31,884	874,932
†HSBC Holdings (London Shares)	4,368,150	20,301,359
Imperial Brands	209,354	3,985,398
†Informa	284,265	1,643,547
InterContinental Hotels Group	39,464	1,742,144
Intertek Group	36,429	2,453,532
ITV	772,130	713,624
†J Sainsbury	376,349	973,975
†JD Sports Fashion	92,481	711,795
Johnson Matthey	41,247	1,074,234
†Kingfisher	436,260	1,200,232
†Land Securities Group	134,293	917,572
Legal & General Group	1,321,396	3,602,450
Lloyds Banking Group	14,864,752	5,734,216
London Stock Exchange Group	66,736	6,940,221
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
M&G	494,069	$ 1,025,907
Melrose Industries	964,635	1,359,694
Micro Focus International Sponsored ADR	1	6
Mondi	110,146	2,060,278
National Grid	755,819	9,221,290
Next	26,761	1,620,244
†Ocado Group	96,918	2,435,585
Pearson	166,541	1,185,574
†Persimmon	71,920	2,035,448
Prudential	553,466	8,339,660
Reckitt Benckiser Group	152,064	13,989,647
RELX (London Stock Exchange)	421,700	9,760,568
†Rentokil Initial	415,792	2,629,123
Rio Tinto	240,353	13,526,239
Rolls-Royce Holdings	389,757	1,376,081
Royal Bank of Scotland Group	953,704	1,431,743
RSA Insurance Group	219,799	1,113,157
Sage Group	247,677	2,055,951
Schroders	26,494	966,970
Segro	250,471	2,770,205
Severn Trent	54,644	1,672,314
Smith & Nephew	193,583	3,607,155
†Smiths Group	86,883	1,518,881
Spirax-Sarco Engineering	14,800	1,822,027
SSE	225,852	3,824,380
St James's Place	113,154	1,330,517
Standard Chartered	602,211	3,264,463
Standard Lifeerdeen	471,329	1,561,841
Taylor Wimpey	750,423	1,324,503
Tesco	2,069,770	5,821,565
Unilever	250,452	13,509,652
Unilever CVA	320,934	17,111,466
United Utilities Group	155,823	1,750,941
Vodafone Group	5,818,630	9,250,217
†Whitbread	29,465	810,656
Wm Morrison Supermarkets	509,864	1,201,105
WPP	271,348	2,115,514
		381,248,904
United States–0.14%
Ferguson	50,075	4,094,459
		4,094,459
Total Common Stock (Cost $2,372,021,372)		2,832,387,318
PREFERRED STOCKS–0.53%
Germany–0.53%
Bayerische Motoren Werke 5.70%	11,962	581,078
Fuchs Petrolub 2.36%	14,812	595,350

LVIP SSGA International Index Fund–13

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Germany (continued)
Henkel & Co. 1.99%	39,651	$ 3,699,188
Porsche Automobil Holding 3.24%	33,578	1,944,794
Sartorius 0.29%	7,270	2,399,449
Volkswagen 2.67%	40,370	6,136,238
Total Preferred Stocks (Cost $13,592,921)		15,356,097
RIGHTS–0.01%
Spain–0.01%
†ACS Actividades de Construccion y Servicios	51,738	80,710
†Repsol	298,137	145,137
†Telefonica	1,012,352	199,155
Total Rights (Cost $465,174)		425,002

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.30%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.11%)	8,478,045	$ 8,478,045
Total Money Market Fund (Cost $8,478,045)		8,478,045

TOTAL INVESTMENTS–99.24% (Cost $2,394,557,512)	2,856,646,462
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.76%	21,918,640
NET ASSETS APPLICABLE TO 328,329,963 SHARES OUTSTANDING–100.00%	$2,878,565,102
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND STANDARD CLASS ($2,604,546,831 / 297,050,461 Shares)	$8.768
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND SERVICE CLASS ($274,018,271 / 31,279,502 Shares)	$8.760
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$2,738,719,343
Distributable earnings/(accumulated loss)	139,845,759
TOTAL NET ASSETS	$2,878,565,102

Δ Securities have been classified by country of origin.
† Non-income producing.
□ Securities listed and traded on the Hong Kong Stock Exchange.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
★ Includes $3,722,400 cash collateral held at broker for futures contracts, $13,647 payable for securities purchased, $1,125,589 payable for fund shares redeemed, $269,314 other accrued expenses payable, $821,088 due to manager and affiliates, $91 due to custodian and $71,943 variation margin due to broker on futures contracts as of June 30, 2020.
LVIP SSGA International Index Fund–14

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2020:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
423	E-mini MSCI EAFE Index	$37,613,160	$37,747,395	9/18/20	$—	$(134,235)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
FDR–Fiduciary Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
RSP–Risparmio Italian Savings Shares
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund–15

LVIP SSGA International Index Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 47,788,112
Foreign taxes withheld	(4,510,386)
43,277,726
EXPENSES:
Management fees	5,595,574
Index fees	467,480
Shareholder servicing fees	405,679
Distribution fees-Service Class	333,570
Accounting and administration expenses	248,041
Custodian fees	126,626
Professional fees	49,201
Trustees’ fees and expenses	39,128
Reports and statements to shareholders	30,644
Pricing fees	18,604
Consulting fees	2,209
Other	22,778
7,339,534
Less:
Management fees waived	(1,649,818)
Total operating expenses	5,689,716
NET INVESTMENT INCOME	37,588,010
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(105,602,329)
Foreign currencies	(2,347,250)
Futures contracts	(22,507,967)
Net realized loss	(130,457,546)
Net change in unrealized appreciation (depreciation) of:
Investments	(224,839,968)
Foreign currencies	(100,952)
Futures contracts	(1,327,146)
Net change in unrealized appreciation (depreciation)	(226,268,066)
NET REALIZED AND UNREALIZED LOSS	(356,725,612)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(319,137,602)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 37,588,010	$ 78,482,679
Net realized loss	(130,457,546)	(17,507,260)
Net change in unrealized appreciation (depreciation)	(226,268,066)	469,973,646
Net increase (decrease) in net assets resulting from operations	(319,137,602)	530,949,065
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(70,945,441)
Service Class	—	(6,839,559)
	—	(77,785,000)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	523,662,992	622,544,372
Service Class	21,280,632	23,836,612
Reinvestment of dividends and distributions:
Standard Class	—	70,945,441
Service Class	—	6,839,559
	544,943,624	724,165,984
Cost of shares redeemed:
Standard Class	(512,814,372)	(433,716,568)
Service Class	(19,784,923)	(55,500,342)
	(532,599,295)	(489,216,910)
Increase in net assets derived from capital share transactions	12,344,329	234,949,074
NET INCREASE (DECREASE) IN NET ASSETS	(306,793,273)	688,113,139
NET ASSETS:
Beginning of period	3,185,358,375	2,497,245,236
End of period	$2,878,565,102	$3,185,358,375
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund–16

LVIP SSGA International Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 9.843	$ 8.305	$ 9.906	$ 8.152	$ 8.326	$ 8.657
Income (loss) from investment operations:
Net investment income[2]	0.116	0.269	0.262	0.231	0.238	0.222
Net realized and unrealized gain (loss)	(1.191)	1.518	(1.609)	1.775	(0.154)	(0.329)
Total from investment operations	(1.075)	1.787	(1.347)	2.006	0.084	(0.107)
Less dividends and distributions from:
Net investment income	—	(0.249)	(0.254)	(0.252)	(0.258)	(0.224)
Total dividends and distributions	—	(0.249)	(0.254)	(0.252)	(0.258)	(0.224)
Net asset value, end of period	$ 8.768	$ 9.843	$ 8.305	$ 9.906	$ 8.152	$ 8.326
Total return[3]	(10.92%)	21.58%	(13.70%)	24.69%	1.02%	(1.22%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,604,547	$2,881,403	$2,218,690	$2,671,016	$2,049,699	$2,173,659
Ratio of expenses to average net assets	0.38%	0.38%	0.39%	0.40%	0.41%	0.41%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.50%	0.50%	0.51%	0.50%	0.49%	0.48%
Ratio of net investment income to average net assets	2.71%	2.90%	2.71%	2.49%	2.94%	2.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.59%	2.78%	2.59%	2.39%	2.86%	2.41%
Portfolio turnover	15%	8%	5%	8%	18%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund–17

LVIP SSGA International Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 9.846	$ 8.309	$ 9.908	$ 8.155	$ 8.330	$ 8.660
Income (loss) from investment operations:
Net investment income[2]	0.106	0.246	0.237	0.207	0.218	0.200
Net realized and unrealized gain (loss)	(1.192)	1.515	(1.605)	1.775	(0.155)	(0.329)
Total from investment operations	(1.086)	1.761	(1.368)	1.982	0.063	(0.129)
Less dividends and distributions from:
Net investment income	—	(0.224)	(0.231)	(0.229)	(0.238)	(0.201)
Total dividends and distributions	—	(0.224)	(0.231)	(0.229)	(0.238)	(0.201)
Net asset value, end of period	$ 8.760	$ 9.846	$ 8.309	$ 9.908	$ 8.155	$ 8.330
Total return[3]	(11.03%)	21.28%	(13.92%)	24.38%	0.76%	(1.46%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 274,018	$303,955	$ 278,555	$314,070	$272,002	$270,652
Ratio of expenses to average net assets	0.63%	0.63%	0.64%	0.65%	0.66%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.75%	0.76%	0.75%	0.74%	0.73%
Ratio of net investment income to average net assets	2.46%	2.65%	2.46%	2.24%	2.69%	2.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.34%	2.53%	2.34%	2.14%	2.61%	2.16%
Portfolio turnover	15%	8%	5%	8%	18%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund–18

LVIP SSGA International Index Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA International Index Fund–19

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.087% on the first $1 billion of the Fund’s average daily net assets and 0.135% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.40% of the average daily net assets for the Standard Class and 0.65% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2020, no expense reimbursements were subject to recoupment.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$88,868
Legal	15,844
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18,405 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP SSGA International Index Fund–20

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$674,604
Distribution fees payable to LFD	57,040
Printing and mailing fees payable to Lincoln Life	19,925
Shareholder servicing fees payable to Lincoln Life	69,519
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$457,691,354
Sales	420,865,524
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,394,557,512
Aggregate unrealized appreciation of investments and derivatives	$ 737,332,005
Aggregate unrealized depreciation of investments and derivatives	(275,243,055)
Net unrealized appreciation of investments and derivatives	$ 462,088,950
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA International Index Fund–21

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ 1,019,568	$ 191,936,947	$ —	$ 192,956,515
Austria	—	4,693,390	—	4,693,390
Belgium	—	24,398,286	—	24,398,286
Chile	—	972,767	—	972,767
China	1,469,520	1,338,862	—	2,808,382
Denmark	4,712,302	62,854,293	—	67,566,595
Finland	—	33,658,701	—	33,658,701
France	—	307,698,833	—	307,698,833
Germany	3,778,909	242,801,702	—	246,580,611
Hong Kong	2,369,908	92,397,780	1,539,442	96,307,130
Ireland	723,430	18,242,792	—	18,966,222
Isle Of Man	—	1,136,728	—	1,136,728
Israel	7,171,058	10,579,448	—	17,750,506
Italy	—	61,720,413	—	61,720,413
Japan	—	725,186,211	—	725,186,211
Malta	—	—	2	2
Netherlands	37,362,615	94,068,834	—	131,431,449
New Zealand	—	9,316,130	—	9,316,130
Norway	—	15,196,352	—	15,196,352
Portugal	—	4,810,138	—	4,810,138
Singapore	—	31,388,232	—	31,388,232
Spain	—	68,702,930	—	68,702,930
Sweden	—	83,963,126	—	83,963,126
Switzerland	—	299,834,306	—	299,834,306
United Kingdom	555,714	380,693,190	—	381,248,904
United States	—	4,094,459	—	4,094,459
Preferred Stocks	—	15,356,097	—	15,356,097
Rights	425,002	—	—	425,002
Money Market Fund	8,478,045	—	—	8,478,045
Total Investments	$68,066,071	$2,787,040,947	$1,539,444	$2,856,646,462
Derivatives:

Liabilities:
Futures Contract	$(134,235)	$—	$—	$(134,235)
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the portfolio was categorized as Level 2.
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
LVIP SSGA International Index Fund–22

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	62,755,859	65,180,558
Service Class	2,646,231	2,581,443
Shares reinvested:
Standard Class	—	7,328,668
Service Class	—	706,503
	65,402,090	75,797,172
Shares redeemed:
Standard Class	(58,448,513)	(46,911,221)
Service Class	(2,236,574)	(5,944,608)
	(60,685,087)	(52,855,829)
Net increase	4,717,003	22,941,343
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(134,235)
LVIP SSGA International Index Fund–23

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(22,507,967)	$(1,327,146)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$51,392,249	$—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2020, the Fund had no assets and liabilities subject to offsetting provisions.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP SSGA International Index Fund–24

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Index Fund–25

LVIP SSGA International Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA International Index Fund–26

LVIP SSGA International Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA International Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA International Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$821.70	0.25%	$1.13
Service Class Shares	1,000.00	820.70	0.50%	2.26
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.25%	$1.26
Service Class Shares	1,000.00	1,022.40	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA International Managed Volatility Fund–1

LVIP SSGA International Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	94.50%
Investment Company	94.50%
International Equity Fund	94.50%
Unaffiliated Investment	3.93%
Investment Company	3.93%
Money Market Fund	3.93%
Total Investments	98.43%
Receivables and Other Assets Net of Liabilities	1.57%
Total Net Assets	100.00%
LVIP SSGA International Managed Volatility Fund–2

LVIP SSGA International Managed Volatility Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–94.50%
INVESTMENT COMPANY–94.50%
International Equity Fund–94.50%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	37,895,453	$ 332,267,334
Total Affiliated Investment (Cost $308,034,863)		332,267,334
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–3.93%
INVESTMENT COMPANY–3.93%
Money Market Fund–3.93%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	13,811,551	$ 13,811,551
Total Unaffiliated Investment (Cost $13,811,551)		13,811,551

TOTAL INVESTMENTS–98.43% (Cost $321,846,414)	346,078,885
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.57%	5,506,249
NET ASSETS APPLICABLE TO 43,216,326 SHARES OUTSTANDING–100.00%	$351,585,134

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(128)	British Pound	$ (9,917,600)	$ (9,966,098)	9/14/20	$ 48,498	$ —
(115)	Euro	(16,176,906)	(16,144,958)	9/14/20	—	(31,948)
(101)	Japanese Yen	(11,704,638)	(11,768,805)	9/14/20	64,167	—
					112,665	(31,948)
Equity Contracts:
(447)	Euro STOXX 50 Index	(16,186,045)	(15,937,575)	9/18/20	—	(248,470)
(128)	FTSE 100 Index	(9,750,235)	(9,637,826)	9/18/20	—	(112,409)
(57)	Nikkei 225 Index (OSE)	(11,756,332)	(11,744,823)	9/10/20	—	(11,509)
					—	(372,388)
Total Futures Contracts					$112,665	$(404,336)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–3

LVIP SSGA International Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2020 (unaudited)
ASSETS:
Affiliated investments, at value	$332,267,334
Unaffiliated investments, at value	13,811,551
Cash collateral held at broker for futures contracts	4,623,331
Variation margin due from broker on futures contracts	1,166,905
Receivable for securities sold	94,935
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	18,164
Receivable for fund shares sold	1,964
Dividends and interest receivable	1,776
Prepaid expenses	606
TOTAL ASSETS	351,986,566
LIABILITIES:
Payable for fund shares redeemed	220,797
Due to manager and affiliates	159,631
Other accrued expenses payable	21,004
TOTAL LIABILITIES	401,432
TOTAL NET ASSETS	$351,585,134
Affiliated investments, at cost	$308,034,863
Unaffiliated investments, at cost	13,811,551
Standard Class:
Net Assets	$ 19,684,932
Shares Outstanding	2,418,554
Net Asset Value Per Share	$ 8.139
Service Class:
Net Assets	$331,900,202
Shares Outstanding	40,797,772
Net Asset Value Per Share	$ 8.135
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$361,147,404
Distributable earnings/(accumulated loss)	(9,562,270)
TOTAL NET ASSETS	$351,585,134
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–4

LVIP SSGA International Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 3,384
EXPENSES:
Distribution fees-Service Class	412,532
Management fees	401,956
Shareholder servicing fees	50,681
Accounting and administration expenses	47,835
Reports and statements to shareholders	17,333
Professional fees	16,790
Custodian fees	7,825
Trustees’ fees and expenses	5,073
Pricing fees	4,222
Consulting fees	2,023
Other	2,075
968,345
Less:
Management fees waived	(2,861)
Expenses reimbursed	(118,904)
Total operating expenses	846,580
NET INVESTMENT LOSS	(843,196)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(2,410,835)
Futures contracts	(26,730,500)
Net realized loss	(29,141,335)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(38,624,389)
Foreign currencies	(31,739)
Futures contracts	(396,652)
Net change in unrealized appreciation (depreciation)	(39,052,780)
NET REALIZED AND UNREALIZED LOSS	(68,194,115)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(69,037,311)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (843,196)	$ 7,817,319
Net realized loss	(29,141,335)	(331,797)
Net change in unrealized appreciation (depreciation)	(39,052,780)	58,808,410
Net increase (decrease) in net assets resulting from operations	(69,037,311)	66,293,932
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(565,030)
Service Class	—	(8,658,970)
	—	(9,224,000)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,351,480	1,529,074
Service Class	34,182,513	13,899,936
Reinvestment of dividends and distributions:
Standard Class	—	565,030
Service Class	—	8,658,970
	36,533,993	24,653,010
Cost of shares redeemed:
Standard Class	(1,022,035)	(1,719,792)
Service Class	(12,667,200)	(57,808,678)
	(13,689,235)	(59,528,470)
Increase (decrease) in net assets derived from capital share transactions	22,844,758	(34,875,460)
NET INCREASE (DECREASE) IN NET ASSETS	(46,192,553)	22,194,472
NET ASSETS:
Beginning of period	397,777,687	375,583,215
End of period	$351,585,134	$397,777,687
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–5

LVIP SSGA International Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 9.905	$ 8.555	$ 9.996	$ 8.217	$ 8.611	$ 9.123
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.010)	0.210	0.230	0.213	0.218	0.328
Net realized and unrealized gain (loss)	(1.756)	1.396	(1.450)	1.781	(0.529)	(0.645)
Total from investment operations	(1.766)	1.606	(1.220)	1.994	(0.311)	(0.317)
Less dividends and distributions from:
Net investment income	—	(0.232)	(0.221)	(0.215)	(0.083)	(0.194)
Net realized gain	—	(0.024)	—	—	—	—
Return of capital	—	—	—	—	—	(0.001)
Total dividends and distributions	—	(0.256)	(0.221)	(0.215)	(0.083)	(0.195)
Net asset value, end of period	$ 8.139	$ 9.905	$ 8.555	$ 9.996	$ 8.217	$ 8.611
Total return[5]	(17.83%)	18.79%	(12.20%)	24.27%	(3.60%)	(3.50%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 19,685	$ 22,371	$ 18,999	$ 21,319	$ 17,459	$ 9
Ratio of expenses to average net assets[6]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.32%	0.49%	0.83%	0.82%	0.84%	0.92%
Ratio of net investment income (loss) to average net assets	(0.25%) [7]	2.25%	2.36%	2.28%	2.64%	3.52%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.32%) [7]	2.01%	1.78%	1.71%	2.05%	2.85%
Portfolio turnover	7%	4%	6%	8%	10%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–6

LVIP SSGA International Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 9.912	$ 8.562	$ 10.001	$ 8.223	$ 8.613	$ 9.125
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.021)	0.186	0.205	0.189	0.197	0.301
Net realized and unrealized gain (loss)	(1.756)	1.395	(1.447)	1.781	(0.526)	(0.641)
Total from investment operations	(1.777)	1.581	(1.242)	1.970	(0.329)	(0.340)
Less dividends and distributions from:
Net investment income	—	(0.207)	(0.197)	(0.192)	(0.061)	(0.171)
Net realized gain	—	(0.024)	—	—	—	—
Return of capital	—	—	—	—	—	(0.001)
Total dividends and distributions	—	(0.231)	(0.197)	(0.192)	(0.061)	(0.172)
Net asset value, end of period	$ 8.135	$ 9.912	$ 8.562	$ 10.001	$ 8.223	$ 8.613
Total return[5]	(17.93%)	18.49%	(12.42%)	23.95%	(3.81%)	(3.76%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 331,900	$375,406	$ 356,584	$407,354	$359,937	$ 84,579
Ratio of expenses to average net assets[6]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.57%	0.74%	1.08%	1.07%	1.09%	1.17%
Ratio of net investment income (loss) to average net assets	(0.50%) [7]	2.00%	2.11%	2.03%	2.39%	3.27%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.57%) [7]	1.76%	1.53%	1.46%	1.80%	2.60%
Portfolio turnover	7%	4%	6%	8%	10%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–7

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA International Index Fund, which is subadvised by an unaffiliated sub-adviser, invests primarily in the securities of companies located in developed countries outside of the United States. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
LVIP SSGA International Managed Volatility Fund–8

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Effective May 1, 2020, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2020, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceeded 0.25% of the Fund’s average daily net assets for the Standard Class and 0.50% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 168,736	$ 168,736
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1,2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$11,135
Legal	1,986
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $14,787 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP SSGA International Managed Volatility Fund–9

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$18,164
Management fees payable to LIAC	65,803
Distribution fees payable to LFD	69,112
Printing and mailing fees payable to Lincoln Life	16,235
Shareholder servicing fees payable to Lincoln Life	8,481
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-94.50%@
International Equity Fund-94.50%@
✧✧LVIP SSGA International Index Fund	$378,120,255	$24,128,677	$28,946,374	$(2,410,835)	$(38,624,389)	$332,267,334	37,895,453	$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$24,128,677
Sales	28,946,374
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$321,846,414
Aggregate unrealized appreciation of investments and derivatives	$ 24,345,136
Aggregate unrealized depreciation of investments and derivatives	(404,336)
Net unrealized appreciation of investments and derivatives	$ 23,940,800
LVIP SSGA International Managed Volatility Fund–10

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$332,267,334	$—	$—	$332,267,334
Unaffiliated Investment
Money Market Fund	13,811,551	—	—	13,811,551
Total Investments	$346,078,885	$—	$—	$346,078,885
Derivatives:
Assets:
Futures Contracts	$ 112,665	$—	$—	$ 112,665
Liabilities:
Futures Contracts	$ (404,336)	$—	$—	$ (404,336)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA International Managed Volatility Fund–11

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	287,242	163,642
Service Class	4,352,928	1,502,947
Shares reinvested:
Standard Class	—	57,214
Service Class	—	877,455
	4,640,170	2,601,258
Shares redeemed:
Standard Class	(127,309)	(183,062)
Service Class	(1,427,261)	(6,156,197)
	(1,554,570)	(6,339,259)
Net increase (decrease)	3,085,600	(3,738,001)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$ —	Variation margin due from broker on futures contracts	$(372,388)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	112,665	Variation margin due from broker on futures contracts	(31,948)
Total		$112,665		$(404,336)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
LVIP SSGA International Managed Volatility Fund–12

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(27,541,552)	$(430,589)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	811,052	33,937
Total		$(26,730,500)	$(396,652)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$15,537,989	$100,120,074
6. Risk Factors
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Managed Volatility Fund–13

LVIP SSGA International Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent, and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources, and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule was lower than the current subadvisory fee for the Fund. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP SSGA International Managed Volatility Fund–14

LVIP SSGA International Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA International Managed Volatility Fund–15

LVIP SSGA Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Large Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Large Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$959.30	0.25%	$1.22
Service Class Shares	1,000.00	958.00	0.50%	2.43
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.25%	$1.26
Service Class Shares	1,000.00	1,022.40	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Large Cap Managed Volatility Fund–1

LVIP SSGA Large Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	93.26%
Investment Company	93.26%
Equity Fund	93.26%
Unaffiliated Investment	4.42%
Investment Company	4.42%
Money Market Fund	4.42%
Total Investments	97.68%
Receivables and Other Assets Net of Liabilities	2.32%
Total Net Assets	100.00%
LVIP SSGA Large Cap Managed Volatility Fund–2

LVIP SSGA Large Cap Managed Volatility Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–93.26%
INVESTMENT COMPANY–93.26%
Equity Fund–93.26%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	32,989,596	$ 669,655,803
Total Affiliated Investment (Cost $530,145,599)		669,655,803
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.42%
INVESTMENT COMPANY–4.42%
Money Market Fund–4.42%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	31,709,162	$ 31,709,162
Total Unaffiliated Investment (Cost $31,709,162)		31,709,162

TOTAL INVESTMENTS–97.68% (Cost $561,854,761)	701,364,965
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.32%	16,681,996
NET ASSETS APPLICABLE TO 50,654,388 SHARES OUTSTANDING–100.00%	$718,046,961

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2020:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
(1,479)	E-mini S&P 500 Index	$(228,520,290)	$(226,690,675)	9/18/20	$—	$(1,829,615)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–3

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2020 (unaudited)
ASSETS:
Affiliated investments, at value	$669,655,803
Unaffiliated investments, at value	31,709,162
Cash collateral held at broker for futures contracts	19,522,800
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	27,402
Receivable for fund shares sold	25,314
Receivable for securities sold	22,183
Dividends and interest receivable	2,438
Prepaid expenses	1,139
TOTAL ASSETS	720,966,241
LIABILITIES:
Variation margin due to broker on futures contracts	2,365,960
Due to manager and affiliates	312,957
Payable for fund shares redeemed	219,799
Other accrued expenses payable	20,564
TOTAL LIABILITIES	2,919,280
TOTAL NET ASSETS	$718,046,961
Affiliated investments, at cost	$530,145,599
Unaffiliated investments, at cost	31,709,162
Standard Class:
Net Assets	$ 16,418
Shares Outstanding	1,155
Net Asset Value Per Share	$ 14.211
Service Class:
Net Assets	$718,030,543
Shares Outstanding	50,653,233
Net Asset Value Per Share	$ 14.175
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$633,543,415
Distributable earnings/(accumulated loss)	84,503,546
TOTAL NET ASSETS	$718,046,961
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–4

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 104,316
EXPENSES:
Distribution fees-Service Class	890,750
Management fees	819,509
Shareholder servicing fees	103,329
Accounting and administration expenses	56,480
Reports and statements to shareholders	18,617
Professional fees	18,085
Custodian fees	11,364
Trustees’ fees and expenses	9,715
Consulting fees	2,097
Pricing fees	93
Other	3,130
1,933,169
Less:
Management fees waived	(5,927)
Expenses reimbursed	(151,648)
Total operating expenses	1,775,594
NET INVESTMENT LOSS	(1,671,278)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(1,926,239)
Futures contracts	(8,348,239)
Net realized loss	(10,274,478)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(16,521,215)
Futures contracts	(2,401,230)
Net change in unrealized appreciation (depreciation)	(18,922,445)
NET REALIZED AND UNREALIZED LOSS	(29,196,923)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(30,868,201)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,671,278)	$ 8,404,559
Net realized loss	(10,274,478)	(12,780,459)
Net change in unrealized appreciation (depreciation)	(18,922,445)	125,632,801
Net increase (decrease) in net assets resulting from operations	(30,868,201)	121,256,901
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(801)
Service Class	—	(32,416,945)
	—	(32,417,746)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	74,249
Service Class	39,854,623	140,370,377
Reinvestment of dividends and distributions:
Standard Class	—	801
Service Class	—	32,416,945
	39,854,623	172,862,372
Cost of shares redeemed:
Standard Class	—	(76,690)
Service Class	(36,475,909)	(50,227,511)
	(36,475,909)	(50,304,201)
Increase in net assets derived from capital share transactions	3,378,714	122,558,171
NET INCREASE (DECREASE) IN NET ASSETS	(27,489,487)	211,397,326
NET ASSETS:
Beginning of period	745,536,448	534,139,122
End of period	$718,046,961	$745,536,448
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–5

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 14.814	$ 12.851	$ 13.798	$ 11.584	$ 10.890	$ 11.676
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.016)	0.219	0.260	0.223	0.217	0.221
Net realized and unrealized gain (loss)	(0.587)	2.465	(0.895)	2.221	0.677	(0.822)
Total from investment operations	(0.603)	2.684	(0.635)	2.444	0.894	(0.601)
Less dividends and distributions from:
Net investment income	—	(0.210)	(0.230)	(0.230)	(0.200)	(0.185)
Net realized gain	—	(0.511)	(0.082)	—	—	—
Total dividends and distributions	—	(0.721)	(0.312)	(0.230)	(0.200)	(0.185)
Net asset value, end of period	$ 14.211	$ 14.814	$ 12.851	$ 13.798	$ 11.584	$ 10.890
Total return[5]	(4.07%)	21.19%	(4.66%)	21.09%	8.20%	(5.16%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 16	$ 17	$ 14	$ 53	$ 46	$ 43
Ratio of expenses to average net assets[6]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.28%	0.43%	0.76%	0.76%	0.77%	0.79%
Ratio of net investment income (loss) to average net assets	(0.23%) [7]	1.57%	1.85%	1.75%	1.95%	1.96%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.26%) [7]	1.39%	1.34%	1.24%	1.43%	1.42%
Portfolio turnover	5%	8%	4%	5%	6%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–6

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 14.796	$ 12.844	$ 13.792	$ 11.582	$ 10.890	$ 11.675
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.033)	0.184	0.224	0.192	0.189	0.195
Net realized and unrealized gain (loss)	(0.588)	2.456	(0.890)	2.217	0.675	(0.824)
Total from investment operations	(0.621)	2.640	(0.666)	2.409	0.864	(0.629)
Less dividends and distributions from:
Net investment income	—	(0.177)	(0.200)	(0.199)	(0.172)	(0.156)
Net realized gain	—	(0.511)	(0.082)	—	—	—
Total dividends and distributions	—	(0.688)	(0.282)	(0.199)	(0.172)	(0.156)
Net asset value, end of period	$ 14.175	$ 14.796	$ 12.844	$ 13.792	$ 11.582	$ 10.890
Total return[5]	(4.20%)	20.86%	(4.88%)	20.79%	7.93%	(5.39%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$718,031	$745,519	$534,125	$404,167	$287,777	$187,128
Ratio of expenses to average net assets[6]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.53%	0.68%	1.01%	1.01%	1.02%	1.04%
Ratio of net investment income (loss) to average net assets	(0.48%) [7]	1.32%	1.60%	1.50%	1.70%	1.71%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.51%) [7]	1.14%	1.09%	0.99%	1.18%	1.17%
Portfolio turnover	5%	8%	4%	5%	6%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–7

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in stocks that make up the S&P 500 Index and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005%
LVIP SSGA Large Cap Managed Volatility Fund–8

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Effective May 1, 2020, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2020, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceeded 0.25% of the Fund’s average daily net assets for the Standard Class and 0.50% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 192,205	$ 192,205
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1,2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$22,410
Legal	3,995
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $14,624 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP SSGA Large Cap Managed Volatility Fund–9

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2020, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 27,402
Management fees payable to LIAC	133,186
Distribution fees payable to LFD	147,981
Printing and mailing fees payable to Lincoln Life	14,624
Shareholder servicing fees payable to Lincoln Life	17,166
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-93.26%@
Equity Fund-93.26%@
✧✧LVIP SSGA S&P 500 Index Fund	$708,671,078	$34,993,122	$55,560,943	$(1,926,239)	$(16,521,215)	$669,655,803	32,989,596	$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$34,993,122
Sales	55,560,943
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$561,854,761
Aggregate unrealized appreciation of investments and derivatives	$139,510,204
Aggregate unrealized depreciation of investments and derivatives	(1,829,615)
Net unrealized appreciation of investments and derivatives	$137,680,589
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP SSGA Large Cap Managed Volatility Fund–10

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$669,655,803	$—	$—	$669,655,803
Unaffiliated Investment Company	31,709,162	—	—	31,709,162
Total Investments	$701,364,965	$—	$—	$701,364,965
Derivatives:
Liabilities:
Futures Contract	$ (1,829,615)	$—	$—	$ (1,829,615)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	—	5,610
Service Class	2,827,296	10,087,679
Shares reinvested:
Standard Class	—	56
Service Class	—	2,292,308
	2,827,296	12,385,653
Shares redeemed:
Standard Class	—	(5,610)
Service Class	(2,560,435)	(3,579,892)
	(2,560,435)	(3,585,502)
Net increase	266,861	8,800,151
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded.
LVIP SSGA Large Cap Managed Volatility Fund–11

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$—	Variation margin due to broker on futures contracts	$(1,829,615)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(8,348,239)	$(2,401,230)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$10,005,405	$184,250,869
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP SSGA Large Cap Managed Volatility Fund–12

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–13

LVIP SSGA Large Cap Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent, and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources, and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule was lower than the current subadvisory fee for the Fund. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP SSGA Large Cap Managed Volatility Fund–14

LVIP SSGA Large Cap Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Large Cap Managed Volatility Fund–15

LVIP SSGA Mid-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Mid-Cap Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Mid-Cap Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$870.10	0.35%	$1.63
Service Class Shares	1,000.00	869.00	0.60%	2.79
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.10	0.35%	$1.76
Service Class Shares	1,000.00	1,021.90	0.60%	3.02

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.13%
Aerospace & Defense	1.14%
Air Freight & Logistics	0.44%
Airlines	0.18%
Auto Components	1.30%
Automobiles	0.60%
Banks	5.99%
Beverages	0.33%
Biotechnology	1.18%
Building Products	1.37%
Capital Markets	2.89%
Chemicals	2.56%
Commercial Services & Supplies	1.65%
Communications Equipment	1.26%
Construction & Engineering	1.11%
Construction Materials	0.18%
Consumer Finance	0.56%
Containers & Packaging	1.09%
Distributors	0.69%
Diversified Consumer Services	1.19%
Diversified Financial Services	0.22%
Electric Utilities	1.29%
Electrical Equipment	1.73%
Electronic Equipment, Instruments & Components	3.98%
Energy Equipment & Services	0.18%
Entertainment	0.21%
Equity Real Estate Investment Trusts	9.45%
Food & Staples Retailing	0.99%
Food Products	1.97%
Gas Utilities	1.56%
Health Care Equipment & Supplies	3.56%
Health Care Providers & Services	2.98%
Hotels, Restaurants & Leisure	3.37%
Household Durables	1.42%
Household Products	0.19%
Industrial Conglomerates	0.41%
Insurance	4.54%
Interactive Media & Services	0.21%
Internet & Direct Marketing Retail	1.21%
IT Services	2.15%
Leisure Products	0.87%
Life Sciences Tools & Services	2.17%
Machinery	4.53%
Marine	0.20%
Media	1.29%
Metals & Mining	1.84%
Security Type/Sector	Percentage of Net Assets
Multiline Retail	0.45%
Multi-Utilities	0.68%
Oil, Gas & Consumable Fuels	1.23%
Paper & Forest Products	0.25%
Personal Products	0.23%
Pharmaceuticals	1.13%
Professional Services	1.23%
Real Estate Management & Development	0.34%
Road & Rail	0.96%
Semiconductors & Semiconductor Equipment	4.73%
Software	4.10%
Specialty Retail	2.19%
Technology Hardware, Storage & Peripherals	0.14%
Textiles, Apparel & Luxury Goods	0.98%
Thrifts & Mortgage Finance	0.68%
Trading Companies & Distributors	0.86%
Water Utilities	0.60%
Wireless Telecommunication Services	0.12%
Money Market Fund	1.10%
Total Investments	100.23%
Liabilities Net of Receivables and Other Assets	(0.23%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Teradyne	0.89%
Etsy	0.80%
FactSet Research Systems	0.79%
Fair Isaac	0.77%
Catalent	0.76%
Masimo	0.72%
Pool	0.69%
Trimble	0.68%
Molina Healthcare	0.67%
Cognex	0.65%
Total	7.42%

IT–Information Technology

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.13%
Aerospace & Defense–1.14%
†Axon Enterprise	36,824	$ 3,613,539
Curtiss-Wright	24,348	2,173,789
†Hexcel	48,807	2,207,053
†Mercury Systems	32,824	2,581,936
		10,576,317
Air Freight & Logistics–0.44%
†XPO Logistics	53,379	4,123,528
		4,123,528
Airlines–0.18%
†JetBlue Airways	157,044	1,711,780
		1,711,780
Auto Components–1.30%
†Adient	51,367	843,446
†Dana	85,464	1,041,806
†Delphi Technologies	50,504	717,662
Gentex	143,408	3,695,624
†Goodyear Tire & Rubber	135,191	1,209,283
†Lear	31,929	3,480,900
†Visteon	16,157	1,106,755
		12,095,476
Automobiles–0.60%
Harley-Davidson	89,548	2,128,556
Thor Industries	32,559	3,468,510
		5,597,066
Banks–5.99%
Associated Banc-Corp	89,556	1,225,126
BancorpSouth Bank	56,995	1,296,066
Bank of Hawaii	23,606	1,449,644
Bank OZK	70,917	1,664,422
Cathay General Bancorp	43,892	1,154,360
CIT Group	57,172	1,185,176
Commerce Bancshares	58,775	3,495,349
Cullen/Frost Bankers	33,201	2,480,447
East West Bancorp	82,812	3,001,107
First Financial Bankshares	83,081	2,400,210
First Horizon National	182,635	1,819,045
FNB	187,904	1,409,280
Fulton Financial	95,932	1,010,164
Glacier Bancorp	51,680	1,823,787
Hancock Whitney	51,036	1,081,963
Home BancShares	89,559	1,377,417
International Bancshares	32,385	1,036,968
PacWest Bancorp	67,911	1,338,526
Pinnacle Financial Partners	41,640	1,748,464
Prosperity Bancshares	54,242	3,220,890
Signature Bank	31,361	3,353,118
Sterling Bancorp	113,377	1,328,778
Synovus Financial	86,570	1,777,282
TCF Financial	88,737	2,610,642
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Texas Capital Bancshares	29,812	$ 920,296
Trustmark	36,744	900,963
UMB Financial	24,689	1,272,718
Umpqua Holdings	129,084	1,373,454
United Bankshares	74,724	2,066,866
Valley National Bancorp	230,472	1,802,291
Webster Financial	52,613	1,505,258
Wintrust Financial	33,909	1,479,111
		55,609,188
Beverages–0.33%
†Boston Beer Class A	5,651	3,032,609
		3,032,609
Biotechnology–1.18%
†Arrowhead Pharmaceuticals	59,526	2,570,928
†Exelixis	179,641	4,264,677
†Ligand Pharmaceuticals	9,342	1,044,903
†United Therapeutics	25,803	3,122,163
		11,002,671
Building Products–1.37%
Lennox International	20,392	4,751,132
Owens Corning	63,142	3,520,798
†Trex	33,889	4,407,942
		12,679,872
Capital Markets–2.89%
Affiliated Managers Group	27,608	2,058,452
Eaton Vance	66,928	2,583,421
Evercore Class A	23,576	1,389,098
FactSet Research Systems	22,308	7,327,509
Federated Hermes	56,415	1,337,036
Interactive Brokers Group Class A	45,162	1,886,417
Janus Henderson Group	89,683	1,897,692
Legg Mason	48,900	2,432,775
SEI Investments	72,783	4,001,609
Stifel Financial	40,239	1,908,536
		26,822,545
Chemicals–2.56%
Ashland Global Holdings	35,614	2,460,927
Cabot	33,361	1,236,025
Chemours	96,446	1,480,446
†Ingevity	23,943	1,258,684
Minerals Technologies	19,765	927,572
NewMarket	4,215	1,688,023
Olin	91,619	1,052,702
PolyOne	53,628	1,406,662
RPM International	76,308	5,727,679
Scotts Miracle-Gro	23,254	3,126,965
Sensient Technologies	24,619	1,284,127
LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Valvoline	108,143	$ 2,090,404
		23,740,216
Commercial Services & Supplies–1.65%
Brink's	29,718	1,352,466
†Clean Harbors	30,132	1,807,317
Deluxe	24,745	582,497
Healthcare Services Group	43,338	1,060,048
†Herman Miller	34,807	821,793
HNI	25,168	769,386
†KAR Auction Services	75,367	1,037,050
MSA Safety	21,109	2,415,714
†Stericycle	53,591	3,000,024
Tetra Tech	31,598	2,500,034
		15,346,329
Communications Equipment–1.26%
†Ciena	90,026	4,875,808
InterDigital	17,884	1,012,771
†Lumentum Holdings	43,849	3,570,624
†NetScout Systems	36,934	944,033
†ViaSat	34,292	1,315,784
		11,719,020
Construction & Engineering–1.11%
†AECOM	93,735	3,522,561
†Dycom Industries	18,530	757,692
EMCOR Group	32,053	2,119,985
†Fluor	83,110	1,003,969
†MasTec	34,001	1,525,625
Valmont Industries	12,453	1,414,910
		10,344,742
Construction Materials–0.18%
†Eagle Materials	24,427	1,715,264
		1,715,264
Consumer Finance–0.56%
FirstCash	24,190	1,632,341
†LendingTree	4,490	1,299,990
Navient	100,181	704,272
SLM	218,298	1,534,635
		5,171,238
Containers & Packaging–1.09%
AptarGroup	37,711	4,222,878
Greif Class A	15,315	526,989
†O-I Glass	92,158	827,579
Silgan Holdings	45,437	1,471,704
Sonoco Products	58,859	3,077,737
		10,126,887
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–0.69%
Pool	23,530	$ 6,397,101
		6,397,101
Diversified Consumer Services–1.19%
†Adtalem Global Education	30,131	938,581
Graham Holdings Class B	2,474	847,765
†Grand Canyon Education	27,679	2,505,780
Service Corp. International	104,352	4,058,249
Strategic Education	12,981	1,994,531
†WW International	27,234	691,199
		11,036,105
Diversified Financial Services–0.22%
Jefferies Financial Group	131,978	2,052,258
		2,052,258
Electric Utilities–1.29%
ALLETE	30,510	1,666,151
Hawaiian Electric Industries	63,640	2,294,858
IDACORP	29,789	2,602,665
OGE Energy	118,069	3,584,575
PNM Resources	46,857	1,801,183
		11,949,432
Electrical Equipment–1.73%
Acuity Brands	23,330	2,233,614
EnerSys	24,798	1,596,495
†Generac Holdings	36,952	4,505,557
Hubbell	31,746	3,979,679
nVent Electric	91,307	1,710,180
Regal Beloit	23,612	2,061,800
		16,087,325
Electronic Equipment, Instruments & Components–3.98%
†Arrow Electronics	46,046	3,162,900
Avnet	57,652	1,607,626
Belden	22,754	740,643
Cognex	101,162	6,041,394
†Coherent	14,216	1,862,012
†II-VI	51,576	2,435,419
Jabil	80,242	2,574,163
Littelfuse	14,336	2,446,152
National Instruments	69,388	2,686,009
†SYNNEX	24,161	2,893,763
=†Tech Data	20,870	3,026,150
†Trimble	147,153	6,355,538
Vishay Intertechnology	76,984	1,175,546
		37,007,315
Energy Equipment & Services–0.18%
ChampionX	109,471	1,068,437
†Transocean	339,699	621,649
		1,690,086

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–0.21%
†Cinemark Holdings	63,180	$ 729,729
World Wrestling Entertainment Class A	26,984	1,172,455
		1,902,184
Equity Real Estate Investment Trusts–9.45%
American Campus Communities	80,792	2,824,488
†Brixmor Property Group	172,834	2,215,732
Camden Property Trust	57,067	5,205,652
†CoreCivic	70,174	656,829
CoreSite Realty	23,698	2,868,880
Corporate Office Properties Trust	65,742	1,665,902
Cousins Properties	86,897	2,592,138
CyrusOne	67,506	4,911,061
Douglas Emmett	96,922	2,971,629
EastGroup Properties	22,850	2,710,239
†EPR Properties	45,088	1,493,765
First Industrial Realty Trust	74,645	2,869,354
GEO Group	71,797	849,359
Healthcare Realty Trust	79,090	2,316,546
Highwoods Properties	60,576	2,261,302
Hudson Pacific Properties	89,377	2,248,725
JBG SMITH Properties	68,521	2,026,166
Kilroy Realty	62,002	3,639,517
Lamar Advertising Class A	50,728	3,386,601
Life Storage	27,696	2,629,735
Macerich	68,445	613,952
Mack-Cali Realty	53,589	819,376
Medical Properties Trust	311,323	5,852,872
National Retail Properties	101,429	3,598,701
Omega Healthcare Investors	132,889	3,950,790
†Park Hotels & Resorts	137,433	1,359,212
Pebblebrook Hotel Trust	77,526	1,059,005
Physicians Realty Trust	118,391	2,074,210
PotlatchDeltic	38,951	1,481,307
PS Business Parks	11,745	1,555,038
Rayonier	81,488	2,020,088
Sabra Health Care REIT	120,449	1,738,079
Service Properties Trust	97,194	689,105
Spirit Realty Capital	60,178	2,097,805
STORE Capital	130,242	3,101,062
†Taubman Centers	36,434	1,375,748
†Urban Edge Properties	64,170	761,698
Weingarten Realty Investors	70,008	1,325,251
		87,816,919
Food & Staples Retailing–0.99%
†BJ's Wholesale Club Holdings	72,242	2,692,459
Casey's General Stores	21,709	3,245,930
Grocery Outlet Holding	37,006	1,509,845
†Sprouts Farmers Market	69,281	1,772,901
		9,221,135
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–1.97%
†Darling Ingredients	95,639	$ 2,354,632
Flowers Foods	113,677	2,541,818
†Hain Celestial Group	45,795	1,443,000
Ingredion	39,367	3,267,461
Lancaster Colony	11,641	1,804,239
†Pilgrim's Pride	30,659	517,831
†Post Holdings	37,519	3,287,415
Sanderson Farms	11,554	1,338,993
Tootsie Roll Industries	10,053	344,516
†TreeHouse Foods	32,965	1,443,867
		18,343,772
Gas Utilities–1.56%
National Fuel Gas	52,819	2,214,701
New Jersey Resources	56,179	1,834,244
ONE Gas	30,827	2,375,220
Southwest Gas Holdings	32,290	2,229,625
Spire	30,006	1,971,694
UGI	121,973	3,878,741
		14,504,225
Health Care Equipment & Supplies–3.56%
†Avanos Medical	28,233	829,768
†Cantel Medical	21,503	951,078
†Globus Medical Class A	44,225	2,109,975
†Haemonetics	29,473	2,639,602
Hill-Rom Holdings	38,983	4,279,554
†ICU Medical	11,315	2,085,468
†Integra LifeSciences Holdings	41,151	1,933,685
†LivaNova	28,358	1,364,870
†Masimo	29,332	6,687,403
†NuVasive	29,928	1,665,792
†Penumbra	19,359	3,461,776
Quidel	22,526	5,039,967
		33,048,938
Health Care Providers & Services–2.98%
†Acadia Healthcare	52,687	1,323,498
†Amedisys	18,973	3,766,899
Chemed	9,299	4,194,500
Encompass Health	58,211	3,605,007
†HealthEquity	41,920	2,459,446
LHC Group	17,412	3,035,260
†MEDNAX	49,676	849,460
†Molina Healthcare	34,882	6,208,298
Patterson	51,081	1,123,782
†Tenet Healthcare	61,007	1,104,837
		27,670,987
Hotels, Restaurants & Leisure–3.37%
†Boyd Gaming	47,476	992,248
†Caesars Entertainment	329,237	3,993,645
†Choice Hotels International	18,624	1,469,434

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Churchill Downs	20,539	$ 2,734,768
Cracker Barrel Old Country Store	13,788	1,529,227
Dunkin' Brands Group	48,062	3,135,084
†Eldorado Resorts	48,835	1,956,330
†Jack in the Box	13,183	976,728
†Marriott Vacations Worldwide	21,342	1,754,526
Papa John's International	13,071	1,037,968
†Penn National Gaming	75,578	2,308,152
†Scientific Games Class A	32,522	502,790
†Six Flags Entertainment	46,660	896,339
†Texas Roadhouse	38,405	2,018,951
Wendy's	104,166	2,268,736
Wyndham Destinations	49,516	1,395,361
Wyndham Hotels & Resorts	54,442	2,320,318
		31,290,605
Household Durables–1.42%
†Helen of Troy	14,901	2,809,733
KB Home	50,631	1,553,359
†Taylor Morrison Home	75,620	1,458,710
†Tempur Sealy International	25,215	1,814,219
Toll Brothers	67,568	2,202,041
TopBuild	19,500	2,218,515
†TRI Pointe Group	75,151	1,103,968
		13,160,545
Household Products–0.19%
Energizer Holdings	37,077	1,760,787
		1,760,787
Industrial Conglomerates–0.41%
Carlisle	32,161	3,848,707
		3,848,707
Insurance–4.54%
Alleghany	8,382	4,099,972
American Financial Group	43,631	2,768,823
†Brighthouse Financial	54,620	1,519,528
Brown & Brown	138,613	5,649,866
CNO Financial Group	85,094	1,324,914
First American Financial	65,227	3,132,201
†Genworth Financial Class A	300,026	693,060
Hanover Insurance Group	22,216	2,251,147
Kemper	35,877	2,601,800
Mercury General	15,925	648,944
Old Republic International	167,745	2,735,921
Primerica	23,861	2,782,193
Reinsurance Group of America	39,701	3,114,146
RenaissanceRe Holdings	29,478	5,041,622
RLI	23,571	1,935,179
Selective Insurance Group	35,081	1,850,172
		42,149,488
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–0.21%
TripAdvisor	58,690	$ 1,115,697
†Yelp	37,662	871,122
		1,986,819
Internet & Direct Marketing Retail–1.21%
†Etsy	69,909	7,426,433
†GrubHub	53,851	3,785,725
		11,212,158
IT Services–2.15%
Alliance Data Systems	24,619	1,110,809
†CACI International Class A	14,800	3,209,824
KBR	83,878	1,891,449
†LiveRamp Holdings	38,161	1,620,698
MAXIMUS	35,859	2,526,267
Perspecta	79,513	1,847,087
†Sabre	160,911	1,296,943
Science Applications International	29,014	2,253,807
†WEX	25,541	4,214,520
		19,971,404
Leisure Products–0.87%
Brunswick	46,308	2,964,175
†Mattel	204,077	1,973,425
Polaris	33,820	3,130,041
		8,067,641
Life Sciences Tools & Services–2.17%
Bio-Techne	22,523	5,947,649
†Charles River Laboratories International	28,999	5,055,976
†PRA Health Sciences	37,300	3,628,917
†Repligen	27,556	3,406,197
†Syneos Health	36,653	2,135,037
		20,173,776
Machinery–4.53%
AGCO	36,211	2,008,262
†Colfax	49,304	1,375,582
Crane	28,765	1,710,367
Donaldson	74,401	3,461,134
Graco	97,610	4,684,304
ITT	50,498	2,966,253
Kennametal	48,852	1,402,541
Lincoln Electric Holdings	34,751	2,927,424
Middleby	32,514	2,566,655
Nordson	30,089	5,708,184
Oshkosh	40,017	2,866,018
†Terex	36,843	691,543
Timken	39,776	1,809,410
Toro	62,778	4,164,692
Trinity Industries	54,921	1,169,268

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Woodward	33,354	$ 2,586,603
		42,098,240
Marine–0.20%
†Kirby	35,276	1,889,382
		1,889,382
Media–1.29%
†AMC Networks Class A	23,459	548,706
Cable One	3,084	5,473,637
John Wiley & Sons Class A	25,576	997,464
New York Times Class A	84,775	3,563,093
TEGNA	127,105	1,415,950
		11,998,850
Metals & Mining–1.84%
†Allegheny Technologies	74,569	759,858
Carpenter Technology	28,058	681,248
Commercial Metals	70,461	1,437,404
Compass Minerals International	20,085	979,144
Reliance Steel & Aluminum	37,264	3,537,472
Royal Gold	38,423	4,776,747
Steel Dynamics	123,139	3,212,697
United States Steel	129,095	932,066
Worthington Industries	21,713	809,895
		17,126,531
Multiline Retail–0.45%
†Nordstrom	62,831	973,252
†Ollie's Bargain Outlet Holdings	33,106	3,232,801
		4,206,053
Multi-Utilities–0.68%
Black Hills	36,671	2,077,779
MDU Resources Group	118,395	2,626,001
NorthWestern	29,588	1,613,138
		6,316,918
Oil, Gas & Consumable Fuels–1.23%
Antero Midstream	163,427	833,478
Cimarex Energy	59,726	1,641,868
†CNX Resources	109,175	944,364
†EQT	150,486	1,790,783
Equitrans Midstream	237,511	1,973,716
Murphy Oil	85,110	1,174,518
†PBF Energy Class A	59,708	611,410
World Fuel Services	36,816	948,380
†WPX Energy	238,362	1,520,750
		11,439,267
Paper & Forest Products–0.25%
†Domtar	31,979	675,077
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products (continued)
Louisiana-Pacific	65,306	$ 1,675,099
		2,350,176
Personal Products–0.23%
†Edgewell Personal Care	32,118	1,000,797
Nu Skin Enterprises Class A	30,770	1,176,337
		2,177,134
Pharmaceuticals–1.13%
†Catalent	95,813	7,023,093
†Nektar Therapeutics	104,089	2,410,701
†Prestige Consumer Healthcare	29,079	1,092,207
		10,526,001
Professional Services–1.23%
†ASGN	30,593	2,039,941
CoreLogic	46,851	3,149,324
†FTI Consulting	21,691	2,484,704
Insperity	21,250	1,375,513
ManpowerGroup	33,948	2,333,925
		11,383,407
Real Estate Management & Development–0.34%
†Jones Lang LaSalle	30,467	3,152,116
		3,152,116
Road & Rail–0.96%
†Avis Budget Group	31,067	711,124
Knight-Swift Transportation Holdings	72,152	3,009,460
Landstar System	22,443	2,520,573
Ryder System	31,686	1,188,542
Werner Enterprises	33,737	1,468,571
		8,898,270
Semiconductors & Semiconductor Equipment–4.73%
Cabot Microelectronics	16,948	2,364,924
†Cirrus Logic	34,032	2,102,497
†Cree	63,532	3,760,459
Enphase Energy	47,577	2,263,238
†First Solar	44,690	2,212,155
MKS Instruments	32,132	3,638,628
Monolithic Power Systems	24,519	5,811,003
†Semtech	38,069	1,987,963
†Silicon Laboratories	25,550	2,561,898
†SolarEdge Technologies	29,075	4,035,028
†Synaptics	19,905	1,196,689
Teradyne	97,636	8,251,218
Universal Display	25,003	3,740,949
		43,926,649
Software–4.10%
†ACI Worldwide	68,011	1,835,617

LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Blackbaud	28,853	$ 1,646,929
CDK Global	71,377	2,956,435
†Ceridian HCM Holding	59,481	4,715,059
†CommVault Systems	25,077	970,480
†Fair Isaac	17,085	7,142,213
†J2 Global	26,484	1,674,054
†LogMeIn	28,798	2,441,206
†Manhattan Associates	37,178	3,502,168
Paylocity Holding	21,078	3,075,069
†PTC	61,012	4,746,124
Qualys	19,580	2,036,712
†Teradata	63,244	1,315,475
		38,057,541
Specialty Retail–2.19%
Aaron's	39,649	1,800,064
†American Eagle Outfitters	90,564	987,148
†AutoNation	33,553	1,260,922
Dick's Sporting Goods	37,920	1,564,579
†Five Below	32,876	3,514,773
†Foot Locker	60,860	1,774,678
†Murphy USA	16,022	1,803,917
†RH	9,703	2,415,077
†Sally Beauty Holdings	65,531	821,103
†Urban Outfitters	41,518	631,904
Williams-Sonoma	45,855	3,760,568
		20,334,733
Technology Hardware, Storage & Peripherals–0.14%
†NCR	74,284	1,286,599
		1,286,599
Textiles, Apparel & Luxury Goods–0.98%
†Carter's	25,493	2,057,285
†Columbia Sportswear	16,575	1,335,614
†Deckers Outdoor	16,454	3,231,401
†Skechers USA Class A	79,650	2,499,417
		9,123,717
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.68%
Essent Group	64,856	$ 2,352,327
New York Community Bancorp	273,863	2,793,403
Washington Federal	44,091	1,183,402
		6,329,132
Trading Companies & Distributors–0.86%
GATX	20,281	1,236,735
MSC Industrial Direct Class A	26,505	1,929,829
Univar Solutions	80,543	1,357,955
Watsco	19,252	3,421,081
		7,945,600
Water Utilities–0.60%
Essential Utilities	131,407	5,550,632
		5,550,632
Wireless Telecommunication Services–0.12%
Telephone & Data Systems	57,219	1,137,514
		1,137,514
Total Common Stock (Cost $813,028,620)		921,018,922

MONEY MARKET FUND–1.10%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	10,239,333	10,239,333
Total Money Market Fund (Cost $10,239,333)		10,239,333

TOTAL INVESTMENTS–100.23% (Cost $823,267,953)	931,258,255
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(2,117,006)
NET ASSETS APPLICABLE TO 89,016,808 SHARES OUTSTANDING–100.00%	$929,141,249
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND STANDARD CLASS ($826,171,785 / 79,127,531 Shares)	$10.441
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND SERVICE CLASS ($102,969,464 / 9,889,277 Shares)	$10.412
LVIP SSGA Mid-Cap Index Fund–8

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$807,668,978
Distributable earnings/(accumulated loss)	121,472,271
TOTAL NET ASSETS	$929,141,249

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
★ Includes $1,020,000 cash collateral held at broker for futures contracts, $157,760 variation margin due from broker on futures contracts, $3,611,750 payable for securities purchased, $368,483 payable for fund shares redeemed, $65,269 other accrued expenses payable and $255,889 due to manager and affiliates as of June 30, 2020.

The following futures contracts were outstanding at June 30, 2020:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
68	E-mini S&P MidCap 400 Index	$12,097,880	$11,787,354	9/18/20	$310,526	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.
[2] See Note 5 in Notes to Financial Statements.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund–9

LVIP SSGA Mid-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 8,311,194
Foreign taxes withheld	(900)
8,310,294
EXPENSES:
Management fees	1,217,960
Shareholder servicing fees	130,818
Distribution fees-Service Class	120,042
Index fees	94,590
Accounting and administration expenses	89,760
Professional fees	21,404
Trustees’ fees and expenses	12,774
Custodian fees	7,806
Reports and statements to shareholders	6,841
Pricing fees	2,837
Consulting fees	1,488
Other	9,887
1,716,207
Less:
Management fees waived	(9,000)
Total operating expenses	1,707,207
NET INVESTMENT INCOME	6,603,087
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(7,198,737)
Futures contracts	(1,936,591)
Net realized loss	(9,135,328)
Net change in unrealized appreciation (depreciation) of:
Investments	(95,974,765)
Futures contracts	127,159
Net change in unrealized appreciation (depreciation)	(95,847,606)
NET REALIZED AND UNREALIZED LOSS	(104,982,934)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (98,379,847)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,603,087	$ 11,668,085
Net realized gain (loss)	(9,135,328)	21,423,671
Net change in unrealized appreciation (depreciation)	(95,847,606)	167,859,387
Net increase (decrease) in net assets resulting from operations	(98,379,847)	200,951,143
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(95,477,556)
Service Class	—	(10,325,196)
	—	(105,802,752)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	158,537,179	150,898,721
Service Class	18,338,843	37,518,807
Reinvestment of dividends and distributions:
Standard Class	—	95,477,556
Service Class	—	10,325,196
	176,876,022	294,220,280
Cost of shares redeemed:
Standard Class	(141,883,388)	(137,250,018)
Service Class	(8,413,266)	(16,032,934)
	(150,296,654)	(153,282,952)
Increase in net assets derived from capital share transactions	26,579,368	140,937,328
NET INCREASE (DECREASE) IN NET ASSETS	(71,800,479)	236,085,719
NET ASSETS:
Beginning of period	1,000,941,728	764,856,009
End of period	$ 929,141,249	$1,000,941,728
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund–10

LVIP SSGA Mid-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 12.000	$ 10.712	$ 13.055	$ 11.488	$ 9.682	$ 10.107
Income (loss) from investment operations:
Net investment income[2]	0.076	0.156	0.157	0.136	0.132	0.123
Net realized and unrealized gain (loss)	(1.635)	2.536	(1.494)	1.677	1.836	(0.371)
Total from investment operations	(1.559)	2.692	(1.337)	1.813	1.968	(0.248)
Less dividends and distributions from:
Net investment income	—	(0.146)	(0.176)	(0.169)	(0.156)	(0.092)
Net realized gain	—	(1.258)	(0.830)	(0.077)	(0.006)	(0.085)
Total dividends and distributions	—	(1.404)	(1.006)	(0.246)	(0.162)	(0.177)
Net asset value, end of period	$ 10.441	$ 12.000	$ 10.712	$ 13.055	$ 11.488	$ 9.682
Total return[3]	(12.99%)	25.81%	(11.37%)	15.86%	20.31%	(2.48%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 826,172	$895,140	$ 699,126	$1,066,315	$1,010,352	$1,121,323
Ratio of expenses to average net assets	0.35%	0.35%	0.36%	0.34%	0.33%	0.32%
Ratio of net investment income to average net assets	1.49%	1.30%	1.20%	1.11%	1.28%	1.20%
Portfolio turnover	20%	22%	28%	21%	23%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund–11

LVIP SSGA Mid-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 11.982	$ 10.703	$ 13.053	$ 11.485	$ 9.683	$ 10.106
Income (loss) from investment operations:
Net investment income[2]	0.063	0.126	0.123	0.107	0.107	0.098
Net realized and unrealized gain (loss)	(1.633)	2.532	(1.490)	1.675	1.831	(0.370)
Total from investment operations	(1.570)	2.658	(1.367)	1.782	1.938	(0.272)
Less dividends and distributions from:
Net investment income	—	(0.121)	(0.153)	(0.137)	(0.130)	(0.066)
Net realized gain	—	(1.258)	(0.830)	(0.077)	(0.006)	(0.085)
Total dividends and distributions	—	(1.379)	(0.983)	(0.214)	(0.136)	(0.151)
Net asset value, end of period	$ 10.412	$ 11.982	$ 10.703	$ 13.053	$ 11.485	$ 9.683
Total return[3]	(13.10%)	25.50%	(11.59%)	15.58%	20.01%	(2.72%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 102,969	$105,802	$ 65,730	$ 35,271	$ 12	$ 10
Ratio of expenses to average net assets	0.60%	0.60%	0.61%	0.59%	0.58%	0.57%
Ratio of net investment income to average net assets	1.24%	1.05%	0.95%	0.86%	1.03%	0.95%
Portfolio turnover	20%	22%	28%	21%	23%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund–12

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Mid-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA Mid-Cap Index Fund–13

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.27% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 billion of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$28,437
Legal	5,069
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,266 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$209,505
Distribution fees payable to LFD	21,448
Printing and mailing fees payable to Lincoln Life	2,266
Shareholder servicing fees payable to Lincoln Life	22,670
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP SSGA Mid-Cap Index Fund–14

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$220,358,367
Sales	181,359,980
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$823,734,774
Aggregate unrealized appreciation of investments and derivatives	$196,063,345
Aggregate unrealized depreciation of investments and derivatives	(88,539,864)
Net unrealized appreciation of investments and derivatives	$107,523,481
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Mid-Cap Index Fund–15

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$917,992,772	$—	$3,026,150	$921,018,922
Money Market Fund	10,239,333	—	—	10,239,333
Total Investments	$928,232,105	$—	$3,026,150	$931,258,255
Derivatives:

Assets:
Futures Contract	$310,526	$—	$—	$310,526
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	19,119,668	12,478,795
Service Class	1,892,300	3,117,801
Shares reinvested:
Standard Class	—	8,272,660
Service Class	—	897,352
	21,011,968	24,766,608
Shares redeemed:
Standard Class	(14,586,848)	(11,423,395)
Service Class	(833,228)	(1,326,232)
	(15,420,076)	(12,749,627)
Net increase	5,591,892	12,016,981
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
LVIP SSGA Mid-Cap Index Fund–16

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$310,526	Liabilities net of receivables and other assets	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,936,591)	$127,159
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$12,612,577	$—
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP SSGA Mid-Cap Index Fund–17

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Mid-Cap Index Fund–18

LVIP SSGA Mid-Cap Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Mid-Cap Index Fund–19

LVIP SSGA S&P 500 Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA S&P 500 Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA S&P 500 Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$967.10	0.23%	$1.12
Service Class Shares	1,000.00	965.90	0.48%	2.35
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.23%	$1.16
Service Class Shares	1,000.00	1,022.50	0.48%	2.41

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.33%
Aerospace & Defense	1.75%
Air Freight & Logistics	0.52%
Airlines	0.20%
Auto Components	0.10%
Automobiles	0.22%
Banks	3.62%
Beverages	1.67%
Biotechnology	2.45%
Building Products	0.40%
Capital Markets	2.68%
Chemicals	1.76%
Commercial Services & Supplies	0.40%
Communications Equipment	0.96%
Construction & Engineering	0.06%
Construction Materials	0.11%
Consumer Finance	0.46%
Containers & Packaging	0.33%
Distributors	0.08%
Diversified Consumer Services	0.01%
Diversified Financial Services	1.34%
Diversified Telecommunication Services	1.75%
Electric Utilities	1.89%
Electrical Equipment	0.45%
Electronic Equipment, Instruments & Components	0.53%
Energy Equipment & Services	0.21%
Entertainment	2.01%
Equity Real Estate Investment Trusts	2.76%
Food & Staples Retailing	1.52%
Food Products	1.12%
Gas Utilities	0.05%
Health Care Equipment & Supplies	3.77%
Health Care Providers & Services	2.81%
Health Care Technology	0.08%
Hotels, Restaurants & Leisure	1.53%
Household Durables	0.36%
Household Products	1.76%
Independent Power and Renewable Electricity Producers	0.04%
Industrial Conglomerates	1.13%
Insurance	1.92%
Interactive Media & Services	5.46%
Internet & Direct Marketing Retail	4.91%
IT Services	5.69%
Leisure Products	0.04%
Life Sciences Tools & Services	1.17%
Security Type/Sector	Percentage of Net Assets
Machinery	1.48%
Media	1.25%
Metals & Mining	0.31%
Multiline Retail	0.52%
Multi-Utilities	0.97%
Oil, Gas & Consumable Fuels	2.59%
Personal Products	0.17%
Pharmaceuticals	4.26%
Professional Services	0.35%
Real Estate Management & Development	0.06%
Road & Rail	0.98%
Semiconductors & Semiconductor Equipment	4.76%
Software	9.30%
Specialty Retail	2.37%
Technology Hardware, Storage & Peripherals	6.05%
Textiles, Apparel & Luxury Goods	0.62%
Tobacco	0.71%
Trading Companies & Distributors	0.19%
Water Utilities	0.09%
Wireless Telecommunication Services	0.22%
Rights	0.00%
Money Market Fund	0.62%
Total Investments	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	5.98%
Apple	5.76%
Amazon.com	4.48%
Alphabet Class A & Class C	3.25%
Facebook Class A	2.12%
Johnson & Johnson	1.44%
Berkshire Hathaway Class B	1.34%
Visa Class A	1.26%
Procter & Gamble	1.15%
JPMorgan Chase & Co.	1.11%
Total	27.89%

IT–Information Technology

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.33%
Aerospace & Defense–1.75%
†Boeing	184,689	$ 33,853,494
General Dynamics	81,480	12,178,001
†Howmet Aerospace	136,660	2,166,061
Huntington Ingalls Industries	14,400	2,512,656
L3Harris Technologies	73,806	12,522,664
Lockheed Martin	84,702	30,909,454
Northrop Grumman	53,733	16,519,673
Raytheon Technologies	504,271	31,073,179
†Teledyne Technologies	12,300	3,824,685
Textron	78,822	2,594,032
TransDigm Group	17,400	7,691,670
		155,845,569
Air Freight & Logistics–0.52%
CH Robinson Worldwide	47,827	3,781,203
Expeditors International of Washington	57,676	4,385,683
FedEx	83,303	11,680,747
United Parcel Service Class B	240,524	26,741,458
		46,589,091
Airlines–0.20%
†Alaska Air Group	39,500	1,432,270
†American Airlines Group	134,800	1,761,836
†Delta Air Lines	197,200	5,531,460
†Southwest Airlines	182,081	6,223,529
†United Airlines Holdings	75,200	2,602,672
		17,551,767
Auto Components–0.10%
Aptiv	86,624	6,749,742
BorgWarner	69,198	2,442,689
		9,192,431
Automobiles–0.22%
†Ford Motor	1,336,302	8,124,716
†General Motors	437,306	11,063,842
		19,188,558
Banks–3.62%
Bank of America	2,683,101	63,723,649
Citigroup	714,662	36,519,228
Citizens Financial Group	151,300	3,818,812
Comerica	46,952	1,788,871
Fifth Third Bancorp	241,867	4,663,196
First Republic Bank	59,000	6,253,410
Huntington Bancshares	350,920	3,170,562
JPMorgan Chase & Co.	1,047,560	98,533,493
KeyCorp	334,794	4,077,791
M&T Bank	45,785	4,760,266
People's United Financial	155,317	1,797,018
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
PNC Financial Services Group	145,146	$ 15,270,811
Regions Financial	333,414	3,707,564
†SVB Financial Group	17,700	3,814,881
Truist Financial	459,742	17,263,312
US Bancorp	469,356	17,281,688
Wells Fargo & Co.	1,280,582	32,782,899
Zions Bancorp	55,242	1,878,228
		321,105,679
Beverages–1.67%
Brown-Forman Class B	62,850	4,001,031
Coca-Cola	1,326,297	59,258,950
Constellation Brands Class A	58,335	10,205,708
†Molson Coors Beverage Class B	66,717	2,292,396
†Monster Beverage	131,651	9,126,047
PepsiCo	479,675	63,441,816
		148,325,948
Biotechnology–2.45%
AbbVie	606,349	59,531,345
†Alexion Pharmaceuticals	76,005	8,530,801
Amgen	202,057	47,657,164
†Biogen	55,849	14,942,400
Gilead Sciences	430,249	33,103,358
†Incyte	61,300	6,373,361
†Regeneron Pharmaceuticals	34,962	21,804,051
†Vertex Pharmaceuticals	88,200	25,605,342
		217,547,822
Building Products–0.40%
Allegion	32,125	3,283,818
AO Smith	46,500	2,191,080
Carrier Global	282,761	6,282,949
Fortune Brands Home & Security	49,400	3,158,142
Johnson Controls International	253,389	8,650,700
Masco	88,921	4,464,723
Trane Technologies	83,575	7,436,504
		35,467,916
Capital Markets–2.68%
Ameriprise Financial	41,482	6,223,959
Bank of New York Mellon	275,003	10,628,866
BlackRock	52,391	28,505,419
Cboe Global Markets	38,300	3,572,624
Charles Schwab	397,225	13,402,371
CME Group	122,953	19,984,781
E*TRADE Financial	78,043	3,881,078
Franklin Resources	92,056	1,930,414
Goldman Sachs Group	106,086	20,964,715
Intercontinental Exchange	190,830	17,480,028
LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Invesco	132,339	$ 1,423,968
MarketAxess Holdings	13,300	6,662,236
Moody's	56,442	15,506,311
Morgan Stanley	410,220	19,813,626
MSCI	29,500	9,847,690
Nasdaq	39,677	4,740,211
Northern Trust	72,784	5,774,683
Raymond James Financial	42,000	2,890,860
S&P Global	82,579	27,208,129
State Street	124,890	7,936,760
T. Rowe Price Group	80,635	9,958,423
		238,337,152
Chemicals–1.76%
Air Products & Chemicals	75,599	18,254,135
Albemarle	34,300	2,648,303
Celanese	41,800	3,609,012
CF Industries Holdings	75,490	2,124,289
†Corteva	256,827	6,880,395
†Dow	255,927	10,431,584
DuPont de Nemours	255,927	13,597,401
Eastman Chemical	44,727	3,114,788
Ecolab	83,057	16,524,190
FMC	43,501	4,333,570
International Flavors & Fragrances	36,720	4,496,731
Linde	180,280	38,239,191
LyondellBasell Industries Class A	87,680	5,762,330
Mosaic	113,047	1,414,218
PPG Industries	82,456	8,745,283
Sherwin-Williams	27,616	15,957,906
		156,133,326
Commercial Services & Supplies–0.40%
Cintas	28,708	7,646,663
†Copart	71,600	5,962,132
Republic Services	72,137	5,918,841
Rollins	48,750	2,066,512
Waste Management	135,571	14,358,325
		35,952,473
Communications Equipment–0.96%
†Arista Networks	18,800	3,948,564
Cisco Systems	1,459,324	68,062,871
†F5 Networks	19,796	2,761,146
Juniper Networks	111,704	2,553,554
Motorola Solutions	59,102	8,281,963
		85,608,098
Construction & Engineering–0.06%
Jacobs Engineering Group	45,434	3,852,803
Quanta Services	44,687	1,753,071
		5,605,874
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.11%
Martin Marietta Materials	21,200	$ 4,379,284
Vulcan Materials	46,463	5,382,739
		9,762,023
Consumer Finance–0.46%
American Express	226,250	21,539,000
Capital One Financial	155,430	9,728,364
Discover Financial Services	107,011	5,360,181
Synchrony Financial	190,868	4,229,635
		40,857,180
Containers & Packaging–0.33%
†Amcor	568,508	5,804,467
Avery Dennison	28,643	3,267,880
Ball	112,856	7,842,363
International Paper	133,201	4,690,007
Packaging Corp. of America	33,600	3,353,280
Sealed Air	54,097	1,777,086
WestRock	88,318	2,495,867
		29,230,950
Distributors–0.08%
Genuine Parts	49,341	4,290,693
†LKQ	104,600	2,740,520
		7,031,213
Diversified Consumer Services–0.01%
H&R Block	64,514	921,260
		921,260
Diversified Financial Services–1.34%
†Berkshire Hathaway Class B	668,469	119,328,401
		119,328,401
Diversified Telecommunication Services–1.75%
AT&T	2,448,740	74,025,410
CenturyLink	329,377	3,303,651
Verizon Communications	1,423,058	78,453,188
		155,782,249
Electric Utilities–1.89%
Alliant Energy	84,600	4,047,264
American Electric Power	171,678	13,672,436
Duke Energy	250,048	19,976,335
Edison International	125,204	6,799,829
Entergy	68,272	6,404,596
Evergy	77,599	4,600,845
Eversource Energy	112,774	9,390,691
Exelon	337,556	12,249,907
FirstEnergy	188,506	7,310,263
NextEra Energy	167,958	40,338,473
NRG Energy	82,255	2,678,223
Pinnacle West Capital	39,783	2,915,696
PPL	268,298	6,932,820

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Southern	363,826	$ 18,864,378
Xcel Energy	181,877	11,367,312
		167,549,068
Electrical Equipment–0.45%
AMETEK	79,900	7,140,663
Eaton	136,617	11,951,255
Emerson Electric	204,130	12,662,184
Rockwell Automation	39,590	8,432,670
		40,186,772
Electronic Equipment, Instruments & Components–0.53%
Amphenol Class A	103,332	9,900,239
CDW	49,000	5,692,820
Corning	263,160	6,815,844
FLIR Systems	43,950	1,783,051
†IPG Photonics	11,200	1,796,368
†Keysight Technologies	65,600	6,611,168
TE Connectivity	115,311	9,403,612
†Zebra Technologies Class A	18,700	4,786,265
		46,789,367
Energy Equipment & Services–0.21%
Baker Hughes	223,497	3,439,619
Halliburton	301,737	3,916,546
†National Oilwell Varco	124,690	1,527,453
Schlumberger	477,473	8,780,729
TechnipFMC	140,616	961,813
		18,626,160
Entertainment–2.01%
Activision Blizzard	263,400	19,992,060
†Electronic Arts	101,279	13,373,892
†Live Nation Entertainment	49,200	2,181,036
†Netflix	150,800	68,620,032
†Take-Two Interactive Software	39,100	5,457,187
†Walt Disney	620,135	69,151,254
		178,775,461
Equity Real Estate Investment Trusts–2.76%
Alexandria Real Estate Equities	42,900	6,960,525
American Tower	153,003	39,557,396
Apartment Investment & Management Class A	48,597	1,829,191
AvalonBay Communities	48,148	7,445,607
Boston Properties	49,712	4,492,971
Crown Castle International	142,665	23,874,988
Digital Realty Trust	91,300	12,974,643
Duke Realty	127,100	4,498,069
Equinix	30,442	21,379,417
Equity Residential	121,842	7,166,746
Essex Property Trust	23,200	5,316,744
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Extra Space Storage	44,800	$ 4,138,176
Federal Realty Investment Trust	24,600	2,096,166
Four Corners Property Trust	1	24
Healthpeak Properties	168,523	4,644,494
†Host Hotels & Resorts	243,951	2,632,231
Iron Mountain	98,400	2,568,240
†Kimco Realty	143,945	1,848,254
Mid-America Apartment Communities	39,200	4,495,064
Prologis	253,387	23,648,609
Public Storage	52,251	10,026,444
Realty Income	111,900	6,658,050
Regency Centers	56,200	2,579,018
SBA Communications	39,200	11,678,464
Simon Property Group	105,348	7,203,696
SL Green Realty	29,300	1,444,197
UDR	103,400	3,865,092
Ventas	126,995	4,650,557
Vornado Realty Trust	56,074	2,142,587
Welltower	141,601	7,327,852
†Weyerhaeuser	261,407	5,871,201
		245,014,713
Food & Staples Retailing–1.52%
Costco Wholesale	151,848	46,041,832
Kroger	276,746	9,367,852
Sysco	176,818	9,664,872
Walgreens Boots Alliance	260,262	11,032,506
Walmart	487,895	58,440,063
		134,547,125
Food Products–1.12%
Archer-Daniels-Midland	191,023	7,621,818
Campbell Soup	56,350	2,796,650
Conagra Brands	165,152	5,808,396
General Mills	209,712	12,928,745
Hershey	51,130	6,627,471
Hormel Foods	96,072	4,637,395
JM Smucker	40,047	4,237,373
Kellogg	86,077	5,686,247
Kraft Heinz	213,124	6,796,524
Lamb Weston Holdings	48,500	3,100,605
McCormick & Co Non-Voting Shares	42,319	7,592,452
Mondelez International Class A	494,208	25,268,855
Tyson Foods Class A	101,150	6,039,666
		99,142,197
Gas Utilities–0.05%
Atmos Energy	40,800	4,062,864
		4,062,864

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–3.77%
Abbott Laboratories	607,780	$ 55,569,325
†ABIOMED	14,800	3,575,088
†Align Technology	24,900	6,833,556
Baxter International	177,422	15,276,034
Becton Dickinson & Co.	101,213	24,217,235
†Boston Scientific	491,587	17,259,620
Cooper	16,900	4,793,516
Danaher	216,201	38,230,823
DENTSPLY SIRONA	73,175	3,224,091
†DexCom	31,600	12,810,640
†Edwards Lifesciences	217,548	15,034,742
†Hologic	91,100	5,192,700
†IDEXX Laboratories	30,000	9,904,800
†Intuitive Surgical	39,669	22,604,586
Medtronic	460,796	42,254,993
ResMed	49,400	9,484,800
STERIS	29,400	4,511,136
Stryker	110,412	19,895,138
Teleflex	15,800	5,750,884
†Varian Medical Systems	32,032	3,924,561
West Pharmaceutical Services	25,700	5,838,269
Zimmer Biomet Holdings	71,790	8,568,854
		334,755,391
Health Care Providers & Services–2.81%
AmerisourceBergen	50,878	5,126,976
Anthem	86,988	22,876,104
Cardinal Health	101,061	5,274,374
†Centene	202,974	12,898,998
Cigna	128,202	24,057,105
CVS Health	449,642	29,213,241
†DaVita	32,428	2,566,352
†HCA Healthcare	91,400	8,871,284
†Henry Schein	50,100	2,925,339
Humana	45,332	17,577,483
†Laboratory Corp of America Holdings	33,347	5,539,270
McKesson	55,894	8,575,257
Quest Diagnostics	47,411	5,402,957
UnitedHealth Group	326,046	96,167,268
†Universal Health Services Class B	27,300	2,535,897
		249,607,905
Health Care Technology–0.08%
Cerner	107,829	7,391,678
		7,391,678
Hotels, Restaurants & Leisure–1.53%
†Carnival	158,291	2,599,138
†Chipotle Mexican Grill	8,922	9,389,156
†Darden Restaurants	40,130	3,040,650
Domino's Pizza	13,400	4,950,496
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Hilton Worldwide Holdings	98,400	$ 7,227,480
†Las Vegas Sands	115,300	5,250,762
Marriott International Class A	94,527	8,103,800
McDonald's	255,418	47,116,958
MGM Resorts International	179,000	3,007,200
†Norwegian Cruise Line Holdings	72,600	1,192,818
†Royal Caribbean Cruises	58,800	2,957,640
Starbucks	400,806	29,495,314
†Wynn Resorts	32,450	2,417,200
Yum! Brands	104,224	9,058,108
		135,806,720
Household Durables–0.36%
DR Horton	114,474	6,347,583
Garmin	48,424	4,721,340
Leggett & Platt	41,536	1,459,990
Lennar Class A	96,743	5,961,304
†Mohawk Industries	19,800	2,014,848
Newell Brands	137,703	2,186,724
†NVR	1,200	3,910,500
PulteGroup	83,941	2,856,512
Whirlpool	21,708	2,811,837
		32,270,638
Household Products–1.76%
Church & Dwight	84,000	6,493,200
Clorox	43,785	9,605,115
Colgate-Palmolive	293,952	21,534,924
Kimberly-Clark	119,131	16,839,167
Procter & Gamble	851,131	101,769,734
		156,242,140
Independent Power and Renewable Electricity Producers–0.04%
AES	222,115	3,218,446
		3,218,446
Industrial Conglomerates–1.13%
3M	198,771	31,006,288
General Electric	2,996,283	20,464,613
Honeywell International	240,872	34,827,682
Roper Technologies	36,064	14,002,209
		100,300,792
Insurance–1.92%
Aflac	254,322	9,163,222
Allstate	107,172	10,394,612
American International Group	298,844	9,317,956
Aon Class A	79,096	15,233,890
Arthur J. Gallagher & Co.	63,700	6,210,113
Assurant	21,316	2,201,730
Chubb	156,646	19,834,517

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Cincinnati Financial	53,375	$ 3,417,601
Everest Re Group	13,900	2,866,180
Globe Life	35,379	2,626,183
Hartford Financial Services Group	122,089	4,706,531
✱Lincoln National	66,336	2,440,501
Loews	88,408	3,031,510
Marsh & McLennan	172,969	18,571,682
MetLife	269,815	9,853,644
Principal Financial Group	86,533	3,594,581
Progressive	200,218	16,039,464
Prudential Financial	138,125	8,411,813
Travelers	86,206	9,831,794
Unum Group	72,311	1,199,639
Willis Towers Watson	44,773	8,818,042
WR Berkley	50,200	2,875,958
		170,641,163
Interactive Media & Services–5.46%
†Alphabet Class A	103,120	146,229,316
†Alphabet Class C	100,598	142,206,339
†Facebook Class A	828,500	188,127,495
†Twitter	270,700	8,064,153
		484,627,303
Internet & Direct Marketing Retail–4.91%
†Amazon.com	144,158	397,705,974
†Booking Holdings	14,075	22,412,185
eBay	225,444	11,824,538
†Expedia Group	46,549	3,826,328
		435,769,025
IT Services–5.69%
Accenture Class A	219,467	47,123,954
†Akamai Technologies	56,603	6,061,615
Automatic Data Processing	148,468	22,105,401
Broadridge Financial Solutions	39,600	4,997,124
Cognizant Technology Solutions Class A	190,516	10,825,119
†DXC Technology	86,850	1,433,025
Fidelity National Information Services	212,389	28,479,241
†Fiserv	192,624	18,803,955
†FleetCor Technologies	28,500	7,168,605
†Gartner	29,600	3,591,368
Global Payments	103,045	17,478,493
International Business Machines	305,963	36,951,152
Jack Henry & Associates	26,600	4,895,198
Leidos Holdings	46,000	4,308,820
Mastercard Class A	303,820	89,839,574
Paychex	109,376	8,285,232
†PayPal Holdings	403,944	70,379,163
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†VeriSign	35,487	$ 7,339,776
Visa Class A	580,028	112,044,009
Western Union	141,287	3,054,625
		505,165,449
Leisure Products–0.04%
Hasbro	43,484	3,259,126
		3,259,126
Life Sciences Tools & Services–1.17%
Agilent Technologies	106,737	9,432,349
†Bio-Rad Laboratories Class A	7,200	3,250,728
†Illumina	50,400	18,665,640
†IQVIA Holdings	62,200	8,824,936
†Mettler-Toledo International	8,300	6,686,065
PerkinElmer	39,275	3,852,485
Thermo Fisher Scientific	135,653	49,152,508
†Waters	22,616	4,079,926
		103,944,637
Machinery–1.48%
Caterpillar	185,581	23,475,996
Cummins	50,229	8,702,676
Deere & Co.	107,900	16,956,485
Dover	49,451	4,774,989
Flowserve	41,684	1,188,828
Fortive	103,371	6,994,082
IDEX	26,300	4,156,452
Illinois Tool Works	100,219	17,523,292
†Ingersoll Rand	116,081	3,264,198
Otis Worldwide	141,380	8,038,867
PACCAR	120,655	9,031,027
Parker-Hannifin	43,982	8,060,581
Pentair	58,794	2,233,584
Snap-on	18,275	2,531,270
Stanley Black & Decker	51,840	7,225,459
Wabtec	62,009	3,569,858
Xylem	63,273	4,110,214
		131,837,858
Media–1.25%
†Charter Communications Class A	51,700	26,369,068
Comcast Class A	1,561,544	60,868,985
†Discovery Class A	52,143	1,100,217
†Discovery Class C	118,455	2,281,443
†DISH Network Class A	88,313	3,047,682
Fox Class A	122,519	3,285,960
†Fox Class B	53,366	1,432,344
Interpublic Group	128,580	2,206,433
News Class A	135,890	1,611,655
News Class B	38,200	456,490
Omnicom Group	73,897	4,034,776

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
ViacomCBS Class B	184,900	$ 4,311,868
		111,006,921
Metals & Mining–0.31%
†Freeport-McMoRan	510,861	5,910,662
Newmont	274,532	16,949,606
Nucor	103,243	4,275,292
		27,135,560
Multiline Retail–0.52%
Dollar General	86,129	16,408,436
†Dollar Tree	80,983	7,505,505
†Kohl's	52,803	1,096,718
Target	173,838	20,848,391
		45,859,050
Multi-Utilities–0.97%
Ameren	84,401	5,938,454
CenterPoint Energy	168,135	3,139,081
CMS Energy	99,338	5,803,326
Consolidated Edison	114,812	8,258,427
Dominion Energy	288,752	23,440,888
DTE Energy	65,892	7,083,390
NiSource	132,095	3,003,840
Public Service Enterprise Group	176,289	8,666,367
Sempra Energy	97,888	11,475,410
WEC Energy Group	108,958	9,550,169
		86,359,352
Oil, Gas & Consumable Fuels–2.59%
Apache	125,026	1,687,851
Cabot Oil & Gas	145,796	2,504,775
Chevron	641,434	57,235,156
Concho Resources	68,300	3,517,450
ConocoPhillips	367,010	15,421,760
Devon Energy	134,314	1,523,121
Diamondback Energy	54,700	2,287,554
EOG Resources	202,602	10,263,817
Exxon Mobil	1,455,610	65,094,879
Hess	88,120	4,565,497
HollyFrontier	51,300	1,497,960
Kinder Morgan	677,781	10,281,938
†Marathon Oil	278,229	1,702,762
Marathon Petroleum	221,230	8,269,577
Noble Energy	163,585	1,465,722
Occidental Petroleum	304,638	5,574,875
ONEOK	138,977	4,616,816
Phillips 66	153,471	11,034,565
Pioneer Natural Resources	56,014	5,472,568
Valero Energy	141,445	8,319,795
Williams	415,718	7,906,956
		230,245,394
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products–0.17%
†Coty Class A	88,073	$ 393,686
†Estee Lauder Class A	77,367	14,597,606
		14,991,292
Pharmaceuticals–4.26%
Bristol-Myers Squibb	776,966	45,685,601
Eli Lilly & Co.	290,528	47,698,887
Johnson & Johnson	905,981	127,408,108
Merck & Co.	867,381	67,074,573
†Mylan	169,905	2,732,072
Perrigo	48,551	2,683,414
Pfizer	1,903,548	62,246,019
Zoetis	163,421	22,395,214
		377,923,888
Professional Services–0.35%
Equifax	41,518	7,136,114
IHS Markit	139,600	10,539,800
Nielsen Holdings	116,700	1,734,162
Robert Half International	41,817	2,209,192
Verisk Analytics	57,100	9,718,420
		31,337,688
Real Estate Management & Development–0.06%
†CBRE Group Class A	114,376	5,172,083
		5,172,083
Road & Rail–0.98%
CSX	266,604	18,592,963
JB Hunt Transport Services	28,800	3,465,792
Kansas City Southern	33,738	5,036,746
Norfolk Southern	87,632	15,385,550
Old Dominion Freight Line	32,400	5,494,716
Union Pacific	233,002	39,393,648
		87,369,415
Semiconductors & Semiconductor Equipment–4.76%
†Advanced Micro Devices	401,300	21,112,393
Analog Devices	127,856	15,680,260
Applied Materials	316,653	19,141,674
Broadcom	137,085	43,265,397
Intel	1,455,428	87,078,257
KLA	54,421	10,583,796
Lam Research	50,450	16,318,557
Maxim Integrated Products	92,100	5,582,181
Microchip Technology	81,903	8,625,205
†Micron Technology	383,859	19,776,416
NVIDIA	210,510	79,974,854
†Qorvo	41,300	4,564,889
QUALCOMM	386,124	35,218,370
Skyworks Solutions	59,300	7,582,098
Texas Instruments	315,124	40,011,294
Xilinx	86,255	8,486,629
		423,002,270

LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–9.30%
†Adobe	166,500	$ 72,479,115
†ANSYS	29,900	8,722,727
†Autodesk	76,403	18,274,833
†Cadence Design Systems	96,200	9,231,352
Citrix Systems	40,556	5,998,638
†Fortinet	45,500	6,245,785
Intuit	89,340	26,461,615
Microsoft	2,608,888	530,934,797
NortonLifeLock	198,225	3,930,802
Oracle	714,478	39,489,199
†Paycom Software	16,600	5,141,518
†salesforce.com	309,536	57,985,379
†ServiceNow	64,700	26,207,382
†Synopsys	51,600	10,062,000
†Tyler Technologies	13,400	4,648,192
		825,813,334
Specialty Retail–2.37%
Advance Auto Parts	24,000	3,418,800
†AutoZone	7,927	8,942,607
Best Buy	79,777	6,962,139
†CarMax	56,509	5,060,381
†Gap	75,150	948,393
Home Depot	369,685	92,609,789
†L Brands	72,043	1,078,484
Lowe's	259,097	35,009,187
†O'Reilly Automotive	25,357	10,692,286
†Ross Stores	125,526	10,699,836
Tiffany & Co.	37,415	4,562,385
†TJX	416,092	21,037,612
Tractor Supply	40,200	5,297,958
†Ulta Beauty	19,400	3,946,348
		210,266,205
Technology Hardware, Storage & Peripherals–6.05%
Apple	1,401,689	511,336,147
Hewlett Packard Enterprise	450,076	4,379,239
HP	509,176	8,874,938
NetApp	78,843	3,498,264
Seagate Technology	77,672	3,760,102
†Western Digital	102,834	4,540,121
†Xerox Holdings	64,996	993,789
		537,382,600
Textiles, Apparel & Luxury Goods–0.62%
Hanesbrands	122,200	1,379,638
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE Class B	425,768	$ 41,746,552
†PVH	26,133	1,255,691
†Ralph Lauren	18,372	1,332,337
†Tapestry	96,734	1,284,628
†Under Armour Class A	63,800	621,412
†Under Armour Class C	64,252	567,988
VF	114,352	6,968,611
		55,156,857
Tobacco–0.71%
Altria Group	641,301	25,171,064
Philip Morris International	537,616	37,665,377
		62,836,441
Trading Companies & Distributors–0.19%
Fastenal	196,606	8,422,601
†United Rentals	24,700	3,681,288
WW Grainger	14,953	4,697,635
		16,801,524
Water Utilities–0.09%
American Water Works	62,300	8,015,518
		8,015,518
Wireless Telecommunication Services–0.22%
†T-Mobile US	189,400	19,726,010
		19,726,010
Total Common Stock (Cost $4,168,321,924)		8,821,298,380
RIGHTS–0.00%
†T-Mobile US	132,300	22,226
Total Rights (Cost $48,951)		22,226

MONEY MARKET FUND–0.62%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	55,103,332	55,103,332
Total Money Market Fund (Cost $55,103,332)		55,103,332

TOTAL INVESTMENTS–99.95% (Cost $4,223,474,207)	8,876,423,938
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	4,339,286
NET ASSETS APPLICABLE TO 437,620,744 SHARES OUTSTANDING–100.00%	$8,880,763,224
LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND STANDARD CLASS ($7,395,463,898 / 364,317,556 Shares)	$20.299
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND SERVICE CLASS ($1,485,299,326 / 73,303,188 Shares)	$20.262
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$4,183,385,642
Distributable earnings/(accumulated loss)	4,697,377,582
TOTAL NET ASSETS	$8,880,763,224

† Non-income producing.
✱ Considered an affiliated investment. See Note 2 in “Notes.”
★ Includes $5,544,000 cash collateral held at broker for futures contracts, $981,749 variation margin due from broker on futures contracts, $8,257,315 payable for fund shares redeemed, $399,162 other accrued expenses payable and $1,824,047 due to manager and affiliates as of June 30, 2020.

The following futures contracts were outstanding at June 30, 2020:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
462	E-mini S&P 500 Index	$71,383,620	$71,066,369	9/18/20	$317,251	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund–10

LVIP SSGA S&P 500 Index Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 86,943,569
Dividends from affiliated investments	53,069
Interest	14,099
87,010,737
EXPENSES:
Management fees	7,150,656
Distribution fees-Service Class	1,775,144
Shareholder servicing fees	1,241,979
Accounting and administration expenses	739,658
Index fees	433,523
Reports and statements to shareholders	119,226
Trustees’ fees and expenses	118,566
Professional fees	81,836
Custodian fees	21,089
Pricing fees	4,315
Consulting fees	4,011
Other	47,959
11,737,962
Less:
Management fees waived	(9,944)
Total operating expenses	11,728,018
NET INVESTMENT INCOME	75,282,719
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	10,601,130
Futures contracts	1,661,867
Net realized gain	12,262,997
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(1,473,986)
Unaffiliated investments	(305,777,393)
Futures contracts	(1,448,863)
Net change in unrealized appreciation (depreciation)	(308,700,242)
NET REALIZED AND UNREALIZED LOSS	(296,437,245)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(221,154,526)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 75,282,719	$ 139,310,517
Net realized gain	12,262,997	63,026,819
Net change in unrealized appreciation (depreciation)	(308,700,242)	1,958,947,358
Net increase (decrease) in net assets resulting from operations	(221,154,526)	2,161,284,694
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(388,248,853)
Service Class	—	(73,969,335)
	—	(462,218,188)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	736,036,511	1,036,253,805
Service Class	154,432,578	250,437,976
Reinvestment of dividends and distributions:
Standard Class	—	388,248,853
Service Class	—	73,969,335
	890,469,089	1,748,909,969
Cost of shares redeemed:
Standard Class	(866,641,758)	(889,344,897)
Service Class	(146,937,425)	(239,576,134)
	(1,013,579,183)	(1,128,921,031)
Increase (decrease) in net assets derived from capital share transactions	(123,110,094)	619,988,938
NET INCREASE (DECREASE) IN NET ASSETS	(344,264,620)	2,319,055,444
NET ASSETS:
Beginning of period	9,225,027,844	6,905,972,400
End of period	$ 8,880,763,224	$ 9,225,027,844
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund–11

LVIP SSGA S&P 500 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 20.989	$ 16.898	$ 18.385	$ 15.562	$ 14.395	$ 14.651
Income (loss) from investment operations:
Net investment income[2]	0.175	0.343	0.320	0.306	0.284	0.288
Net realized and unrealized gain (loss)	(0.865)	4.863	(1.110)	3.035	1.399	(0.121)
Total from investment operations	(0.690)	5.206	(0.790)	3.341	1.683	0.167
Less dividends and distributions from:
Net investment income	—	(0.334)	(0.349)	(0.330)	(0.307)	(0.284)
Net realized gain	—	(0.781)	(0.348)	(0.188)	(0.209)	(0.139)
Total dividends and distributions	—	(1.115)	(0.697)	(0.518)	(0.516)	(0.423)
Net asset value, end of period	$ 20.299	$ 20.989	$ 16.898	$ 18.385	$ 15.562	$ 14.395
Total return[3]	(3.29%)	31.20%	(4.64%)	21.57%	11.76%	1.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,395,464	$7,701,580	$5,750,684	$6,790,531	$5,998,455	$5,567,596
Ratio of expenses to average net assets	0.23%	0.23%	0.24%	0.23%	0.21%	0.21%
Ratio of net investment income to average net assets	1.80%	1.76%	1.69%	1.79%	1.92%	1.95%
Portfolio turnover	5%	3%	3%	3%	4%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund–12

LVIP SSGA S&P 500 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 20.977	$ 16.894	$ 18.378	$ 15.560	$ 14.396	$ 14.653
Income (loss) from investment operations:
Net investment income[2]	0.150	0.294	0.272	0.263	0.247	0.251
Net realized and unrealized gain (loss)	(0.865)	4.857	(1.107)	3.031	1.396	(0.122)
Total from investment operations	(0.715)	5.151	(0.835)	3.294	1.643	0.129
Less dividends and distributions from:
Net investment income	—	(0.287)	(0.301)	(0.288)	(0.270)	(0.247)
Net realized gain	—	(0.781)	(0.348)	(0.188)	(0.209)	(0.139)
Total dividends and distributions	—	(1.068)	(0.649)	(0.476)	(0.479)	(0.386)
Net asset value, end of period	$ 20.262	$ 20.977	$ 16.894	$ 18.378	$ 15.560	$ 14.396
Total return[3]	(3.41%)	30.87%	(4.88%)	21.27%	11.48%	0.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,485,299	$1,523,447	$1,155,288	$1,250,684	$1,034,016	$959,015
Ratio of expenses to average net assets	0.48%	0.48%	0.49%	0.48%	0.46%	0.46%
Ratio of net investment income to average net assets	1.55%	1.51%	1.44%	1.54%	1.67%	1.70%
Portfolio turnover	5%	3%	3%	3%	4%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund–13

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is as a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA S&P 500 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI", and has been licensed for use by the investment adviser on behalf of the Fund. Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the investment adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in the Fund nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP SSGA S&P 500 Index Fund–14

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.24% of the first $500 million of the Fund’s average daily net assets; 0.20% of the next $500 million; and 0.16% of the Fund’s average daily net assets in excess of $1 billion.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 billion of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$268,909
Legal	47,937
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $82,941 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA S&P 500 Index Fund–15

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$1,221,975
Distribution fees payable to LFD	306,265
Printing and mailing fees payable to Lincoln Life	82,941
Shareholder servicing fees payable to Lincoln Life	212,866
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2020 were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/20	Number of Shares 6/30/20	Dividends	Capital Gain Distributions
Common Stock-0.03%@
Insurance-0.03% @
Lincoln National	$3,914,487	$—	$—	$—	$(1,473,986)	$2,440,501	66,336	$53,069	$—

@ As a percentage of Net Assets as of June 30, 2020.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$447,740,425
Sales	397,793,327
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$4,225,298,848
Aggregate unrealized appreciation of investments and derivatives	$4,985,760,365
Aggregate unrealized depreciation of investments and derivatives	(334,318,024)
Net unrealized appreciation of investments and derivatives	$4,651,442,341
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP SSGA S&P 500 Index Fund–16

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$8,821,298,380	$—	$—	$8,821,298,380
Rights	22,226	—	—	22,226
Money Market Fund	55,103,332	—	—	55,103,332
Total Investments	$8,876,423,938	$—	$—	$8,876,423,938
Derivatives:

Assets:
Futures Contract	$317,251	$—	$—	$317,251
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	42,481,605	52,875,332
Service Class	8,208,443	12,780,604
Shares reinvested:
Standard Class	—	19,367,763
Service Class	—	3,700,169
	50,690,048	88,723,868
Shares redeemed:
Standard Class	(45,100,350)	(45,621,774)
Service Class	(7,531,349)	(12,240,643)
	(52,631,699)	(57,862,417)
Net increase (decrease)	(1,941,651)	30,861,451
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP SSGA S&P 500 Index Fund–17

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$317,251	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,661,867	$(1,448,863)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$95,713,771	$—
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP SSGA S&P 500 Index Fund–18

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA S&P 500 Index Fund–19

LVIP SSGA S&P 500 Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA S&P 500 Index Fund–20

LVIP SSGA Short-Term Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Short-Term Bond Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Short-Term Bond Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,026.40	0.36%	$1.81
Service Class Shares	1,000.00	1,025.20	0.61%	3.07
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.10	0.36%	$1.81
Service Class Shares	1,000.00	1,021.80	0.61%	3.07

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Corporate Bonds	99.04%
Advertising	0.29%
Aerospace & Defense	1.29%
Agriculture	1.43%
Airlines	0.10%
Apparel	0.11%
Auto Manufacturers	3.32%
Banks	34.70%
Beverages	2.39%
Biotechnology	0.81%
Building Materials	0.18%
Chemicals	1.19%
Commercial Services	0.66%
Computers	3.44%
Cosmetics & Personal Care	0.81%
Diversified Financial Services	4.05%
Electric	5.10%
Electrical Components & Equipment	0.09%
Electronics	0.55%
Environmental Control	0.22%
Food	1.48%
Forest Products & Paper	0.05%
Gas	0.07%
Hand Machine Tool	0.15%
Health Care Products	0.67%
Health Care Services	1.40%
Home Builders	0.22%
Home Furnishings	0.10%
Household Products Wares	0.14%
Insurance	1.43%
Internet	1.17%
Investment Company Security	0.21%
Iron & Steel	0.10%
Machinery Construction & Mining	0.96%
Machinery Diversified	1.17%
Media	1.92%
Metal Fabricate & Hardware	0.12%
Mining	0.12%
Miscellaneous Manufacturing	0.94%
Oil & Gas	4.06%
Oil & Gas Services	0.15%
Packaging & Containers	0.06%
Pharmaceuticals	6.59%
Pipelines	2.52%
Real Estate Investment Trusts	2.01%
Retail	2.64%
Security Type/Sector	Percentage of Net Assets
Savings & Loans	0.10%
Semiconductors	1.74%
Software	2.63%
Telecommunications	2.02%
Textiles	0.10%
Toys Games Hobby	0.11%
Transportation	1.16%
Money Market Fund	1.33%
Total Investments	100.37%
Liabilities Net of Receivables and Other Assets	(0.37%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Credit Quality Ratings (as a % of fixed income investments)#
AAA	1.01%
AA	18.88%
A	48.79%
BBB	31.32%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–99.04%
Advertising–0.29%
Interpublic Group 3.75% 10/1/21	200,000	$ 207,359
Omnicom Group 3.63% 5/1/22	200,000	210,933
WPP Finance 2010 3.63% 9/7/22	200,000	207,924
		626,216
Aerospace & Defense–1.29%
Boeing
2.13% 3/1/22	200,000	200,977
2.30% 8/1/21	190,000	191,718
2.70% 5/1/22	240,000	243,293
4.51% 5/1/23	650,000	686,342
General Dynamics
2.25% 11/15/22	150,000	156,031
3.38% 5/15/23	350,000	378,658
Lockheed Martin 2.50% 11/23/20	120,000	120,814
Northrop Grumman 2.55% 10/15/22	400,000	417,383
Raytheon Technologies
2.50% 12/15/22	200,000	207,335
2.80% 3/15/22	200,000	206,310
		2,808,861
Agriculture–1.43%
Altria Group
2.85% 8/9/22	500,000	520,945
3.49% 2/14/22	250,000	260,737
Archer-Daniels-Midland 3.38% 3/15/22	200,000	209,229
BAT Capital 2.76% 8/15/22	450,000	466,050
Bunge Limited Finance 3.00% 9/25/22	200,000	208,457
Philip Morris International
1.13% 5/1/23	385,000	391,595
2.38% 8/17/22	200,000	207,774
2.50% 11/2/22	600,000	625,265
Reynolds American 4.00% 6/12/22	200,000	211,306
		3,101,358
Airlines–0.10%
Southwest Airline 4.75% 5/4/23	210,000	216,838
		216,838
Apparel–0.11%
Ralph Lauren 1.70% 6/15/22	25,000	25,436
VF 2.05% 4/23/22	200,000	205,313
		230,749
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–3.32%
American Honda Finance
1.95% 5/20/22	65,000	$ 66,474
2.05% 1/10/23	550,000	568,712
2.20% 6/27/22	200,000	205,376
2.60% 11/16/22	200,000	208,682
3.38% 12/10/21	250,000	259,577
General Motors Financial
3.15% 6/30/22	250,000	254,352
3.20% 7/6/21	150,000	151,729
3.25% 1/5/23	250,000	255,446
3.45% 1/14/22	700,000	711,488
3.45% 4/10/22	650,000	662,798
3.55% 7/8/22	200,000	205,061
4.20% 11/6/21	150,000	153,832
4.38% 9/25/21	200,000	205,411
5.20% 3/20/23	375,000	401,231
PACCAR Financial
0.80% 6/8/23	30,000	30,115
1.90% 2/7/23	200,000	206,995
2.00% 9/26/22	65,000	67,053
2.65% 5/10/22	100,000	104,229
2.65% 4/6/23	65,000	68,600
3.15% 8/9/21	50,000	51,457
Toyota Motor
2.16% 7/2/22	305,000	314,204
3.18% 7/20/21	150,000	154,107
Toyota Motor Credit
1.15% 5/26/22	200,000	202,303
1.80% 10/7/21	100,000	101,592
2.60% 1/11/22	200,000	206,180
2.65% 4/12/22	600,000	621,570
2.70% 1/11/23	350,000	367,675
2.90% 3/30/23	380,000	402,916
		7,209,165
Banks–34.70%
Australia & New Zealand Banking Group
2.05% 11/21/22	500,000	518,539
2.63% 11/9/22	400,000	420,744
Banco Santander
3.13% 2/23/23	200,000	208,576
3.50% 4/11/22	200,000	208,013
3.85% 4/12/23	400,000	425,496
Bank of America
μ1.49% 5/19/24	450,000	457,171
2.50% 10/21/22	300,000	307,134
μ2.82% 7/21/23	650,000	675,174
μ2.88% 4/24/23	350,000	362,817
μ3.00% 12/20/23	800,000	841,407
μ3.12% 1/20/23	100,000	103,579
3.30% 1/11/23	500,000	532,440
μ3.34% 1/25/23	550,000	574,003
μ3.55% 3/5/24	700,000	747,980
5.70% 1/24/22	200,000	216,264
LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Montreal
1.90% 8/27/21	100,000	$ 101,778
2.05% 11/1/22	290,000	299,454
2.35% 9/11/22	550,000	574,620
2.55% 11/6/22	200,000	209,659
2.90% 3/26/22	250,000	260,571
Bank of New York Mellon
1.85% 1/27/23	190,000	196,470
1.95% 8/23/22	210,000	216,279
2.60% 2/7/22	400,000	413,060
μ2.66% 5/16/23	150,000	155,329
3.50% 4/28/23	400,000	432,079
3.55% 9/23/21	300,000	310,760
Bank of Nova Scotia
1.63% 5/1/23	450,000	460,624
1.95% 2/1/23	200,000	206,013
2.00% 11/15/22	500,000	515,898
2.38% 1/18/23	200,000	208,151
2.70% 3/7/22	250,000	259,057
Barclays
3.20% 8/10/21	200,000	204,448
3.68% 1/10/23	300,000	311,349
μ4.61% 2/15/23	500,000	526,471
Barclays Bank 1.70% 5/12/22	700,000	712,327
BB&T
2.75% 4/1/22	250,000	259,186
3.05% 6/20/22	200,000	209,282
BBVA USA 3.50% 6/11/21	250,000	255,434
BNP Paribas 3.25% 3/3/23	250,000	268,765
BPCE 2.75% 12/2/21	250,000	257,398
Canadian Imperial Bank of Commerce
0.95% 6/23/23	155,000	155,642
2.55% 6/16/22	200,000	208,379
μ2.61% 7/22/23	150,000	155,045
Citibank 3.40% 7/23/21	150,000	154,540
Citigroup
μ1.68% 5/15/24	750,000	764,601
2.70% 10/27/22	750,000	783,295
2.75% 4/25/22	450,000	466,501
μ2.88% 7/24/23	1,000,000	1,040,734
2.90% 12/8/21	600,000	618,334
μ3.14% 1/24/23	500,000	517,111
3.50% 5/15/23	250,000	266,913
μ4.04% 6/1/24	200,000	217,152
μCitigroup 17308CC46 2.31% 11/4/22	200,000	204,261
Citizens Bank 3.25% 2/14/22	500,000	517,818
Cooperatieve Rabobank
2.75% 1/10/22	200,000	207,100
2.75% 1/10/23	250,000	263,328
3.88% 2/8/22	650,000	686,214
3.95% 11/9/22	250,000	264,517
Credit Suisse
1.00% 5/5/23	900,000	904,944
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse (continued)
2.10% 11/12/21	250,000	$ 255,235
2.80% 4/8/22	250,000	259,636
Credit Suisse Group Funding Guernsey 3.80% 9/15/22	750,000	796,681
Deutsche Bank
3.30% 11/16/22	300,000	306,851
3.95% 2/27/23	150,000	155,771
4.25% 10/14/21	550,000	564,380
5.00% 2/14/22	350,000	365,352
Discover Bank 3.35% 2/6/23	300,000	316,463
Fifth Third Bancorp
1.63% 5/5/23	70,000	71,799
2.60% 6/15/22	250,000	259,201
Fifth Third Bank
1.80% 1/30/23	250,000	256,692
3.35% 7/26/21	200,000	205,516
First Horizon National 3.55% 5/26/23	100,000	103,188
μFirst Republic Bank 1.91% (Update Replacements.xls: SOFRRATE + 0.62%) 2/12/24	250,000	255,815
FNB 2.20% 2/24/23	170,000	169,009
Goldman Sachs Group
2.35% 11/15/21	400,000	402,566
μ2.88% 10/31/22	650,000	666,409
μ2.91% 6/5/23	700,000	725,670
μ2.91% 7/24/23	600,000	623,581
3.00% 4/26/22	550,000	560,659
3.20% 2/23/23	400,000	424,565
3.63% 1/22/23	850,000	910,392
5.75% 1/24/22	900,000	970,985
HSBC Holdings
2.65% 1/5/22	400,000	412,368
μ3.03% 11/22/23	1,000,000	1,044,784
μ3.26% 3/13/23	600,000	621,595
3.60% 5/25/23	600,000	644,364
μ3.95% 5/18/24	200,000	214,941
Huntington Bancshares 2.30% 1/14/22	150,000	153,868
Huntington National Bank
1.80% 2/3/23	250,000	257,396
3.13% 4/1/22	250,000	260,679
ING Groep 3.15% 3/29/22	400,000	415,858
JPMorgan Chase & Co.
μ1.51% 6/1/24	1,000,000	1,016,171
2.30% 8/15/21	350,000	350,738
μ2.78% 4/25/23	350,000	362,367
3.20% 1/25/23	750,000	797,422
μ3.21% 4/1/23	885,000	921,454
3.25% 9/23/22	300,000	317,488
3.38% 5/1/23	700,000	748,890
μ3.56% 4/23/24	550,000	589,710

LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
4.35% 8/15/21	450,000	$ 469,790
4.50% 1/24/22	200,000	212,506
KeyBank 2.40% 6/9/22	250,000	258,677
KeyBank NA 1.25% 3/10/23	600,000	609,068
Lloyds Banking Group
μ1.33% 6/15/23	400,000	402,343
μ2.86% 3/17/23	400,000	412,003
μ2.91% 11/7/23	500,000	520,566
3.00% 1/11/22	200,000	206,804
Manufacturers & Traders Trust 2.50% 5/18/22	250,000	258,622
Mitsubishi UFJ Financial Group
2.62% 7/18/22	800,000	830,097
2.67% 7/25/22	600,000	623,133
3.00% 2/22/22	200,000	207,233
3.22% 3/7/22	250,000	260,580
3.46% 3/2/23	150,000	160,111
Mizuho Financial Group
2.27% 9/13/21	200,000	204,007
2.60% 9/11/22	450,000	467,865
μ2.72% 7/16/23	200,000	206,812
2.95% 2/28/22	400,000	414,835
Morgan Stanley
2.63% 11/17/21	850,000	873,356
2.75% 5/19/22	400,000	415,873
3.13% 1/23/23	800,000	848,244
μ3.74% 4/24/24	600,000	646,838
3.75% 2/25/23	750,000	809,822
4.10% 5/22/23	500,000	540,395
4.88% 11/1/22	400,000	434,997
MUFG Union Bank
2.10% 12/9/22	250,000	257,623
3.15% 4/1/22	250,000	260,368
National Australia Bank
1.88% 7/12/21	550,000	558,312
1.88% 12/13/22	250,000	258,265
3.38% 9/20/21	250,000	258,716
3.70% 11/4/21	250,000	260,673
National Bank of Canada 2.10% 2/1/23	250,000	257,058
Northern Trust 3.38% 8/23/21	250,000	258,348
PNC Bank
2.45% 7/28/22	400,000	415,096
2.63% 2/17/22	250,000	258,999
2.70% 11/1/22	250,000	261,546
2.95% 1/30/23	500,000	526,081
3.50% 6/8/23	250,000	270,648
PNC Financial Services Group 3.30% 3/8/22	200,000	208,756
Regions Financial 2.75% 8/14/22	200,000	208,306
Royal Bank of Canada
1.60% 4/17/23	200,000	205,169
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada (continued)
1.95% 1/17/23	405,000	$ 417,652
2.80% 4/29/22	350,000	364,365
Royal Bank of Scotland Group
μ2.36% 5/22/24	200,000	205,329
μ3.50% 5/15/23	400,000	415,296
μ4.52% 6/25/24	400,000	434,560
6.13% 12/15/22	350,000	382,068
Santander Holdings USA
3.70% 3/28/22	450,000	463,451
4.45% 12/3/21	30,000	31,266
Santander UK 3.75% 11/15/21	200,000	208,377
Santander UK Group Holdings 3.57% 1/10/23	200,000	207,576
Santander UK PLC 2.10% 1/13/23	800,000	825,900
Skandinaviska Enskilda Banken 2.80% 3/11/22	250,000	259,849
Sumitomo Mitsui Financial Group
2.44% 10/19/21	350,000	358,462
2.78% 7/12/22	250,000	260,428
2.78% 10/18/22	400,000	418,088
2.85% 1/11/22	500,000	516,655
3.10% 1/17/23	500,000	528,785
SunTrust Bank 2.80% 5/17/22	400,000	416,464
Svenska Handelsbanken 1.88% 9/7/21	250,000	254,351
Synchrony Bank 3.00% 6/15/22	300,000	306,393
Synovus Financial 3.13% 11/1/22	250,000	253,095
Toronto-Dominion Bank
0.75% 6/12/23	460,000	462,669
1.80% 7/13/21	200,000	202,903
1.90% 12/1/22	200,000	206,391
Truist Bank
1.25% 3/9/23	900,000	913,763
2.45% 8/1/22	200,000	207,120
3.00% 2/2/23	250,000	264,327
US Bancorp
2.63% 1/24/22	350,000	361,520
2.95% 7/15/22	350,000	366,848
US Bank
1.80% 1/21/22	250,000	255,134
1.95% 1/9/23	250,000	259,126
2.65% 5/23/22	250,000	260,369
2.85% 1/23/23	250,000	264,034
μWells Fargo & Co 1.65% 6/2/24	775,000	787,550
Wells Fargo & Co.
2.10% 7/26/21	100,000	101,781
2.63% 7/22/22	900,000	937,666
3.07% 1/24/23	500,000	517,913
3.45% 2/13/23	250,000	265,597

LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
3.50% 3/8/22	450,000	$ 471,350
Wells Fargo Bank
μ2.08% 9/9/22	500,000	508,067
3.63% 10/22/21	950,000	986,389
Westpac Banking
2.00% 1/13/23	395,000	408,946
2.50% 6/28/22	500,000	519,626
2.75% 1/11/23	450,000	473,926
2.80% 1/11/22	200,000	207,353
		75,334,056
Beverages–2.39%
Anheuser-Busch InBev Finance
2.63% 1/17/23	200,000	209,957
3.30% 2/1/23	150,000	158,644
Anheuser-Busch InBev Worldwide 2.50% 7/15/22	393,000	408,194
Coca-Cola
1.55% 9/1/21	400,000	405,798
2.20% 5/25/22	200,000	206,499
3.30% 9/1/21	100,000	103,445
Constellation Brands
2.70% 5/9/22	200,000	207,418
4.25% 5/1/23	450,000	494,119
Diageo Capital 2.63% 4/29/23	350,000	368,947
Diageo Investment 2.88% 5/11/22	200,000	209,029
Keurig Dr Pepper 4.06% 5/25/23	500,000	545,277
Molson Coors Beverage
2.10% 7/15/21	200,000	202,455
3.50% 5/1/22	200,000	208,691
PepsiCo
0.75% 5/1/23	265,000	267,623
2.25% 5/2/22	200,000	206,902
2.75% 3/5/22	300,000	312,817
3.10% 7/17/22	650,000	683,187
		5,199,002
Biotechnology–0.81%
Amgen
2.65% 5/11/22	200,000	207,471
3.63% 5/15/22	400,000	418,551
3.88% 11/15/21	248,572	257,881
Biogen 3.63% 9/15/22	200,000	212,500
Gilead Sciences
1.95% 3/1/22	450,000	460,966
4.40% 12/1/21	200,000	209,226
		1,766,595
Building Materials–0.18%
Carrier Global 1.92% 2/15/23	175,000	178,543
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Masco 5.95% 3/15/22	200,000	$ 215,768
		394,311
Chemicals–1.19%
Air Products & Chemicals 3.00% 11/3/21	100,000	103,169
Celanese US Holdings 5.88% 6/15/21	200,000	208,700
DuPont de Nemours 2.17% 5/1/23	490,000	499,187
Eastman Chemical
3.50% 12/1/21	70,000	72,245
3.60% 8/15/22	200,000	208,796
Ecolab
2.38% 8/10/22	200,000	207,891
4.35% 12/8/21	200,000	211,442
LyondellBasell Industries 6.00% 11/15/21	200,000	211,148
Mosaic 3.25% 11/15/22	200,000	204,720
Nutrien 1.90% 5/13/23	85,000	87,716
Praxair 2.20% 8/15/22	350,000	362,028
Sherwin-Williams 4.20% 1/15/22	200,000	207,887
		2,584,929
Commercial Services–0.66%
Cintas No. 2 2.90% 4/1/22	100,000	103,934
Equifax 3.60% 8/15/21	185,000	190,910
Global Payments 4.00% 6/1/23	200,000	216,775
Moody's
2.63% 1/15/23	200,000	209,386
2.75% 12/15/21	100,000	102,911
PayPal Holdings
1.35% 6/1/23	95,000	96,976
2.20% 9/26/22	280,000	289,814
RELX Capital 3.50% 3/16/23	200,000	213,276
		1,423,982
Computers–3.44%
Apple
0.75% 5/11/23	1,035,000	1,045,904
1.70% 9/11/22	200,000	206,049
2.10% 9/12/22	450,000	466,567
2.15% 2/9/22	600,000	617,343
2.30% 5/11/22	200,000	207,138
2.40% 1/13/23	200,000	209,955
2.40% 5/3/23	250,000	264,232
2.50% 2/9/22	200,000	206,771
2.85% 2/23/23	500,000	530,967
Dell International 4.42% 6/15/21	850,000	873,683
DXC Technology 4.00% 4/15/23	200,000	209,904

LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Hewlett Packard Enterprise
3.50% 10/5/21	250,000	$ 257,931
4.40% 10/15/22	400,000	428,229
HP 4.05% 9/15/22	250,000	267,667
IBM Credit
3.00% 2/6/23	250,000	265,914
3.60% 11/30/21	450,000	470,281
International Business Machines
1.88% 8/1/22	400,000	411,596
2.85% 5/13/22	250,000	261,487
2.88% 11/9/22	200,000	211,244
Leidos 2.95% 5/15/23	55,000	57,293
		7,470,155
Cosmetics & Personal Care–0.81%
Colgate-Palmolive
2.25% 11/15/22	250,000	261,428
2.30% 5/3/22	200,000	207,002
Procter & Gamble
1.70% 11/3/21	200,000	203,541
2.15% 8/11/22	450,000	467,171
Unilever Capital
2.20% 5/5/22	200,000	205,930
2.75% 3/22/21	200,000	203,524
3.00% 3/7/22	200,000	208,675
		1,757,271
Diversified Financial Services–4.05%
AerCap Ireland Capital
3.30% 1/23/23	550,000	540,023
3.95% 2/1/22	200,000	200,067
4.45% 12/16/21	300,000	302,983
5.00% 10/1/21	150,000	151,696
Air Lease
2.25% 1/15/23	300,000	295,493
2.63% 7/1/22	200,000	197,874
3.88% 4/1/21	200,000	201,151
Aircastle
5.13% 3/15/21	60,000	60,241
5.50% 2/15/22	200,000	201,871
Ally Financial
3.05% 6/5/23	135,000	136,868
4.13% 2/13/22	100,000	102,823
American Express
2.50% 8/1/22	350,000	363,175
2.65% 12/2/22	200,000	209,488
3.40% 2/27/23	650,000	695,643
3.70% 11/5/21	305,000	317,192
American Express Credit 2.70% 3/3/22	350,000	362,390
Ameriprise Financial 3.00% 3/22/22	35,000	36,422
Capital One Bank 3.38% 2/15/23	1,000,000	1,052,918
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Capital One Financial
2.60% 5/11/23	671,000	$ 700,696
3.05% 3/9/22	200,000	207,609
3.20% 1/30/23	250,000	263,292
Charles Schwab 2.65% 1/25/23	200,000	210,496
CME Group 3.00% 9/15/22	200,000	211,016
Intercontinental Exchange 2.35% 9/15/22	200,000	207,562
Jefferies Group 5.13% 1/20/23	150,000	162,783
Mastercard 2.00% 11/21/21	100,000	102,181
ORIX 2.90% 7/18/22	200,000	206,905
Synchrony Financial 2.85% 7/25/22	200,000	203,424
Visa
2.15% 9/15/22	400,000	415,696
2.80% 12/14/22	250,000	263,912
Western Union 3.60% 3/15/22	200,000	207,536
		8,791,426
Electric–5.10%
Alabama Power 2.45% 3/30/22	500,000	515,811
Ameren Illinois 2.70% 9/1/22	200,000	207,796
American Electric PowerInc 3.65% 12/1/21	285,000	297,227
Berkshire Hathaway Energy 2.80% 1/15/23	300,000	316,551
CenterPoint Energy
2.50% 9/1/22	200,000	206,995
3.60% 11/1/21	160,000	166,133
Consumers Energy 2.85% 5/15/22	200,000	208,239
Dominion Energy
φ2.72% 8/15/21	350,000	357,699
2.75% 9/15/22	200,000	207,231
DTE Energy
2.25% 11/1/22	100,000	103,274
2.60% 6/15/22	270,000	278,428
Duke Energy
1.80% 9/1/21	150,000	151,961
3.05% 8/15/22	200,000	208,756
Duke Energy Carolinas 3.35% 5/15/22	250,000	262,625
Duke Energy Corporation 3.55% 9/15/21	250,000	257,047
Duke Energy Indiana 3.75% 7/15/20	350,000	350,415
Edison International
2.40% 9/15/22	200,000	202,608
3.13% 11/15/22	55,000	56,645
Entergy 4.00% 7/15/22	250,000	265,354
Eversource Energy 2.75% 3/15/22	500,000	518,061

LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Exelon 3.50% 6/1/22	500,000	$ 521,949
FirstEnergy 2.85% 7/15/22	350,000	362,983
Georgia Power 2.85% 5/15/22	200,000	207,664
National Rural Utilities Cooperative Finance 1.75% 1/21/22	570,000	582,325
NextEra Energy Capital Holdings
1.95% 9/1/22	200,000	205,628
2.40% 9/1/21	300,000	306,784
2.80% 1/15/23	200,000	210,234
2.90% 4/1/22	275,000	286,254
Ohio Power 5.38% 10/1/21	200,000	211,853
Oncor Electric Delivery 7.00% 9/1/22	200,000	226,235
Pacific Gas and Electric 1.75% 6/16/22	455,000	455,710
PECO Energy 1.70% 9/15/21	200,000	202,628
PPL Electric Utilities 3.00% 9/15/21	200,000	204,278
PSEG Power 3.85% 6/1/23	150,000	161,966
Public Service Enterprise Group 2.65% 11/15/22	200,000	208,631
Public Service of Colorado 2.25% 9/15/22	200,000	205,403
Puget Energy 5.63% 7/15/22	200,000	213,150
Sempra Energy 2.85% 11/15/20	200,000	201,231
Southern 2.35% 7/1/21	150,000	152,549
Southern California Edison 2.90% 3/1/21	150,000	152,419
Virginia Electric & Power 2.75% 3/15/23	300,000	315,524
WEC Energy Group
3.10% 3/8/22	70,000	72,884
3.38% 6/15/21	265,000	272,431
		11,079,569
Electrical Components & Equipment–0.09%
Emerson Electric 2.63% 12/1/21	200,000	205,891
		205,891
Electronics–0.55%
Arrow Electronics 3.50% 4/1/22	200,000	205,355
Flex 5.00% 2/15/23	200,000	215,348
Honeywell International
1.85% 11/1/21	400,000	407,630
2.15% 8/8/22	195,000	201,983
Roper Technologies 2.80% 12/15/21	150,000	154,277
		1,184,593
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.22%
Republic Services
3.55% 6/1/22	250,000	$ 262,643
4.75% 5/15/23	200,000	221,664
		484,307
Food–1.48%
Campbell Soup 3.65% 3/15/23	300,000	320,065
Conagra Brands
3.20% 1/25/23	250,000	263,329
3.80% 10/22/21	160,000	166,282
General Mills
2.60% 10/12/22	200,000	208,366
3.20% 4/16/21	250,000	255,470
Hershey 3.38% 5/15/23	200,000	215,940
JM Smucker 3.00% 3/15/22	200,000	207,397
Kellogg 3.13% 5/17/22	200,000	208,407
Kroger 2.95% 11/1/21	200,000	205,877
McCormick & Co. 2.70% 8/15/22	200,000	208,396
Mondelez International
0.63% 7/1/22	170,000	169,976
2.13% 4/13/23	50,000	51,787
3.63% 5/7/23	200,000	215,390
Sysco 2.60% 10/1/20	250,000	250,732
Tyson Foods 4.50% 6/15/22	250,000	265,811
		3,213,225
Forest Products & Paper–0.05%
International Paper 7.50% 8/15/21	100,000	107,186
		107,186
Gas–0.07%
NiSource 2.65% 11/17/22	150,000	156,642
		156,642
Hand Machine Tool–0.15%
Stanley Black & Decker 2.90% 11/1/22	300,000	316,393
		316,393
Health Care Products–0.67%
Abbott Laboratories 2.55% 3/15/22	200,000	207,456
Covidien International Finance 3.20% 6/15/22	200,000	209,767
DH Europe Finance II Sarl 2.05% 11/15/22	150,000	154,923
Medtronic 3.15% 3/15/22	445,000	466,593
Thermo Fisher Scientific 3.00% 4/15/23	200,000	211,821
Zimmer Biomet Holdings 3.15% 4/1/22	200,000	207,604
		1,458,164

LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–1.40%
Aetna 2.75% 11/15/22	200,000	$ 208,329
Anthem
3.13% 5/15/22	400,000	418,988
3.30% 1/15/23	250,000	266,446
HCA 4.75% 5/1/23	250,000	271,268
Humana 2.90% 12/15/22	200,000	209,122
Laboratory Corp of America Holdings 3.20% 2/1/22	250,000	259,328
UnitedHealth Group
2.38% 10/15/22	150,000	156,370
2.88% 12/15/21	100,000	103,704
2.88% 3/15/22	450,000	465,789
3.15% 6/15/21	100,000	102,724
3.35% 7/15/22	250,000	265,387
3.38% 11/15/21	100,000	103,236
3.50% 6/15/23	200,000	217,345
		3,048,036
Home Builders–0.22%
DR Horton 4.75% 2/15/23	250,000	269,981
NVR 3.95% 9/15/22	200,000	212,920
		482,901
Home Furnishings–0.10%
Whirlpool 4.70% 6/1/22	200,000	214,134
		214,134
Household Products Wares–0.14%
Church & Dwight 2.45% 8/1/22	200,000	209,126
Clorox 3.80% 11/15/21	100,000	104,243
		313,369
Insurance–1.43%
American International Group 4.88% 6/1/22	400,000	431,392
Aon 2.20% 11/15/22	65,000	67,484
Berkshire Hathaway
2.20% 3/15/21	200,000	202,398
2.75% 3/15/23	500,000	529,486
3.40% 1/31/22	200,000	209,734
Chubb INA Holdings 2.88% 11/3/22	250,000	262,796
Equitable Holdings 3.90% 4/20/23	250,000	267,599
Marsh & McLennan 2.75% 1/30/22	200,000	206,531
Prudential Financial
4.50% 11/16/21	150,000	158,052
μ5.63% 6/15/43	200,000	212,800
μ5.88% 9/15/42	200,000	212,880
Trinity Acquisition 3.50% 9/15/21	128,000	131,136
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
WR Berkley 4.63% 3/15/22	200,000	$ 210,746
		3,103,034
Internet–1.17%
Alibaba Group Holding 3.13% 11/28/21	200,000	205,778
Amazon.com
0.40% 6/3/23	135,000	134,916
2.40% 2/22/23	300,000	315,203
2.50% 11/29/22	250,000	261,833
Baidu
2.88% 7/6/22	250,000	256,062
3.50% 11/28/22	200,000	208,216
E*TRADE Financial 2.95% 8/24/22	200,000	208,346
eBay 3.80% 3/9/22	750,000	788,025
TD Ameritrade Holding 2.95% 4/1/22	150,000	156,061
		2,534,440
Investment Company Security–0.21%
Ares Capital
3.50% 2/10/23	200,000	201,176
3.63% 1/19/22	250,000	254,375
		455,551
Iron & Steel–0.10%
Nucor 4.13% 9/15/22	200,000	212,890
		212,890
Machinery Construction & Mining–0.96%
ABB Finance USA 2.88% 5/8/22	250,000	259,636
Caterpillar Financial Services
0.95% 5/13/22	250,000	253,216
1.90% 9/6/22	165,000	170,249
1.95% 11/18/22	150,000	155,198
2.40% 6/6/22	250,000	259,046
2.85% 6/1/22	200,000	208,581
2.95% 2/26/22	700,000	729,117
3.15% 9/7/21	55,000	56,763
		2,091,806
Machinery Diversified–1.17%
CNH Industrial Capital
1.95% 7/2/23	80,000	80,541
4.88% 4/1/21	300,000	307,799
John Deere Capital
0.70% 7/5/23	125,000	125,441
1.20% 4/6/23	200,000	203,678
1.95% 6/13/22	70,000	72,007
2.15% 9/8/22	250,000	259,334
2.65% 1/6/22	150,000	154,968
2.70% 1/6/23	200,000	210,839

LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital (continued)
2.75% 3/15/22	350,000	$ 363,637
2.80% 1/27/23	150,000	158,717
2.95% 4/1/22	160,000	166,985
3.13% 9/10/21	180,000	185,728
3.20% 1/10/22	135,000	140,773
Xylem 4.88% 10/1/21	100,000	105,254
		2,535,701
Media–1.92%
Charter Communications Operating 4.46% 7/23/22	700,000	746,325
Comcast
2.75% 3/1/23	200,000	212,609
2.85% 1/15/23	550,000	587,349
3.13% 7/15/22	250,000	263,799
Comcast Cable Communications Holdings 9.46% 11/15/22	200,000	243,362
Discovery Communications 2.95% 3/20/23	250,000	262,646
Fox 3.67% 1/25/22	290,000	303,558
Time Warner Entertainment 8.38% 3/15/23	400,000	468,724
TWDC Enterprises 18
2.35% 12/1/22	200,000	208,211
2.45% 3/4/22	350,000	360,869
Walt Disney
1.65% 9/1/22	90,000	92,093
3.00% 9/15/22	400,000	421,926
		4,171,471
Metal Fabricate & Hardware–0.12%
Precision Castparts 2.50% 1/15/23	250,000	261,975
		261,975
Mining–0.12%
BHP Billiton Finance USA 3.25% 11/21/21	250,000	258,293
		258,293
Miscellaneous Manufacturing–0.94%
3M
1.63% 9/19/21	100,000	101,349
2.75% 3/1/22	315,000	326,548
3.00% 9/14/21	195,000	200,903
Eaton 2.75% 11/2/22	300,000	315,560
General Electric
2.70% 10/9/22	500,000	519,545
3.10% 1/9/23	400,000	418,616
3.15% 9/7/22	150,000	156,952
		2,039,473
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–4.06%
BP Capital Markets
2.50% 11/6/22	800,000	$ 832,757
3.56% 11/1/21	200,000	207,857
BP Capital Markets America
2.75% 5/10/23	350,000	369,823
2.94% 4/6/23	85,000	90,001
3.25% 5/6/22	350,000	366,953
Canadian Natural Resources 2.95% 1/15/23	400,000	412,704
Chevron
1.14% 5/11/23	535,000	544,215
2.36% 12/5/22	200,000	208,023
2.50% 3/3/22	450,000	465,631
3.19% 6/24/23	350,000	374,886
EOG Resources 2.63% 3/15/23	250,000	261,924
Exxon Mobil
1.57% 4/15/23	600,000	615,272
1.90% 8/16/22	510,000	526,307
2.40% 3/6/22	200,000	206,009
Marathon Oil 2.80% 11/1/22	200,000	200,210
Marathon Petroleum 4.50% 5/1/23	350,000	377,142
Newfield Exploration 5.75% 1/30/22	200,000	200,387
Phillips 66
3.70% 4/6/23	40,000	42,760
4.30% 4/1/22	488,000	517,785
Shell International Finance
1.75% 9/12/21	200,000	202,855
2.25% 1/6/23	250,000	259,590
2.38% 8/21/22	200,000	208,671
Suncor Energy 2.80% 5/15/23	235,000	245,440
Total Capital 4.13% 1/28/21	250,000	255,374
Total Capital International
2.22% 7/12/21	155,000	157,576
2.70% 1/25/23	200,000	210,870
2.88% 2/17/22	200,000	207,600
Valero Energy 2.70% 4/15/23	240,000	249,006
		8,817,628
Oil & Gas Services–0.15%
Baker Hughes 2.77% 12/15/22	205,000	213,923
Halliburton 3.25% 11/15/21	100,000	102,184
		316,107
Packaging & Containers–0.06%
Bemis 4.50% 10/15/21	118,000	120,951
		120,951
Pharmaceuticals–6.59%
AbbVie
2.15% 11/19/21	520,000	529,651
2.30% 11/21/22	1,065,000	1,100,878
2.90% 11/6/22	250,000	262,283

LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie (continued)
3.25% 10/1/22	250,000	$ 261,538
3.38% 11/14/21	415,000	429,613
3.45% 3/15/22	900,000	935,021
AstraZeneca 2.38% 6/12/22	200,000	207,099
Becton Dickinson & Co. 2.89% 6/6/22	600,000	620,878
Bristol-Myers Squibb
2.00% 8/1/22	250,000	257,114
2.25% 8/15/21	100,000	101,950
2.60% 5/16/22	450,000	467,869
2.75% 2/15/23	200,000	210,875
3.25% 8/15/22	350,000	369,654
Cardinal Health
2.62% 6/15/22	200,000	206,404
3.20% 3/15/23	200,000	211,539
Cigna
3.40% 9/17/21	230,000	237,777
3.90% 2/15/22	250,000	262,807
CVS Health
2.75% 12/1/22	350,000	365,274
3.50% 7/20/22	400,000	421,412
3.70% 3/9/23	1,100,000	1,181,943
Eli Lilly & Co. 2.35% 5/15/22	200,000	207,690
GlaxoSmithKline Capital
2.85% 5/8/22	200,000	208,641
2.88% 6/1/22	650,000	679,325
3.38% 5/15/23	400,000	431,289
Johnson & Johnson 2.25% 3/3/22	200,000	206,101
McKesson 3.65% 11/30/20	100,000	101,285
Merck & Co.
2.35% 2/10/22	350,000	361,622
2.40% 9/15/22	200,000	208,627
2.80% 5/18/23	350,000	373,803
Novartis Capital
2.40% 5/17/22	400,000	415,071
2.40% 9/21/22	200,000	208,440
Pfizer
2.20% 12/15/21	600,000	616,404
2.80% 3/11/22	65,000	67,683
3.00% 9/15/21	75,000	77,436
Shire Acquisitions Investments Ireland 2.40% 9/23/21	700,000	713,991
Takeda Pharmaceutical 4.00% 11/26/21	300,000	313,212
Upjohn 1.13% 6/22/22	75,000	75,403
Zoetis
3.25% 8/20/21	25,000	25,710
3.25% 2/1/23	250,000	263,856
3.45% 11/13/20	100,000	100,867
		14,298,035
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines–2.52%
Enbridge 2.90% 7/15/22	200,000	$ 207,491
Energy Transfer Operating
3.60% 2/1/23	300,000	310,358
5.20% 2/1/22	500,000	523,217
Enterprise Products Operating
2.85% 4/15/21	450,000	457,117
3.50% 2/1/22	50,000	52,124
4.05% 2/15/22	300,000	316,507
Kinder Morgan 3.15% 1/15/23	250,000	261,226
Kinder Morgan Energy Partners
3.50% 3/1/21	200,000	202,491
5.00% 10/1/21	200,000	207,881
5.80% 3/1/21	150,000	154,892
MPLX
3.38% 3/15/23	200,000	209,009
3.50% 12/1/22	100,000	104,190
ONEOK Partners 3.38% 10/1/22	250,000	258,849
Plains All American Pipeline 3.65% 6/1/22	200,000	204,447
Sabine Pass Liquefaction
5.63% 4/15/23	400,000	437,467
6.25% 3/15/22	200,000	213,140
Sunoco Logistics Partners Operations 4.65% 2/15/22	250,000	261,313
TransCanada PipeLines 2.50% 8/1/22	350,000	361,295
Williams Companies
3.60% 3/15/22	500,000	519,620
7.88% 9/1/21	200,000	214,999
		5,477,633
Real Estate Investment Trusts–2.01%
American Tower
3.45% 9/15/21	350,000	362,106
4.70% 3/15/22	200,000	213,814
AvalonBay Communities 2.95% 9/15/22	200,000	208,207
Boston Properties 3.85% 2/1/23	300,000	320,332
Camden Property Trust 2.95% 12/15/22	50,000	52,039
CC Holdings GS V 3.85% 4/15/23	350,000	378,010
Crown Castle International
2.25% 9/1/21	150,000	151,256
5.25% 1/15/23	400,000	445,104
Digital Realty Trust 3.95% 7/1/22	200,000	211,901
ERP Operating 4.63% 12/15/21	200,000	209,540
Essex Portfolio 3.25% 5/1/23	200,000	210,605
Kimco Realty 3.40% 11/1/22	250,000	260,035
Public Storage 2.37% 9/15/22	200,000	207,297

LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Realty Income 3.25% 10/15/22	250,000	$ 261,862
Simon Property Group 2.63% 6/15/22	450,000	462,638
SL Green Operating Partnership 3.25% 10/15/22	150,000	149,372
Ventas Realty 3.10% 1/15/23	250,000	255,913
		4,360,031
Retail–2.64%
AutoZone 3.70% 4/15/22	200,000	209,233
Costco Wholesale 2.30% 5/18/22	250,000	257,638
Dollar General 3.25% 4/15/23	250,000	266,935
Dollar Tree 3.70% 5/15/23	300,000	321,139
Home Depot
2.63% 6/1/22	250,000	260,963
2.70% 4/1/23	250,000	264,013
3.25% 3/1/22	200,000	209,909
Lowe's 3.12% 4/15/22	200,000	208,142
Lowe's Companies 3.75% 4/15/21	200,000	203,472
McDonald's
2.63% 1/15/22	200,000	206,724
2.75% 12/9/20	250,000	252,187
3.35% 4/1/23	200,000	214,355
O'Reilly Automotive 4.88% 1/14/21	200,000	202,199
Starbucks
1.30% 5/7/22	285,000	288,858
2.70% 6/15/22	200,000	207,797
Target 2.90% 1/15/22	200,000	208,020
TJX 2.75% 6/15/21	200,000	203,752
Walgreens Boots Alliance 3.30% 11/18/21	450,000	464,141
Walmart
2.35% 12/15/22	150,000	157,051
2.55% 4/11/23	350,000	368,989
3.40% 6/26/23	700,000	760,254
		5,735,771
Savings & Loans–0.10%
People's United Financial 3.65% 12/6/22	200,000	207,798
		207,798
Semiconductors–1.74%
Analog Devices 2.50% 12/5/21	150,000	153,655
Broadcom
2.65% 1/15/23	350,000	363,025
3.13% 10/15/22	150,000	156,255
Intel
2.70% 12/15/22	700,000	740,510
3.10% 7/29/22	150,000	158,598
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Intel (continued)
3.30% 10/1/21	350,000	$ 363,116
Microchip Technology 3.92% 6/1/21	200,000	203,898
Micron Technology 2.50% 4/24/23	370,000	384,223
NVIDIA 2.20% 9/16/21	150,000	152,961
QUALCOMM
2.60% 1/30/23	350,000	367,379
3.00% 5/20/22	500,000	522,488
Texas Instruments 1.85% 5/15/22	200,000	205,061
		3,771,169
Software–2.63%
Activision Blizzard 2.30% 9/15/21	100,000	101,926
Adobe 1.70% 2/1/23	210,000	217,764
Fidelity National Information Services 3.50% 4/15/23	250,000	267,654
Intuit 0.65% 7/15/23	80,000	80,144
Microsoft
1.55% 8/8/21	450,000	456,210
2.38% 2/12/22	550,000	568,217
2.38% 5/1/23	300,000	316,618
2.40% 2/6/22	500,000	515,970
2.65% 11/3/22	100,000	105,235
Oracle
1.90% 9/15/21	300,000	305,054
2.50% 5/15/22	700,000	723,809
2.50% 10/15/22	550,000	574,791
2.63% 2/15/23	750,000	788,289
2.80% 7/8/21	100,000	102,590
salesforce.com 3.25% 4/11/23	250,000	268,676
VMware 2.95% 8/21/22	300,000	310,334
		5,703,281
Telecommunications–2.02%
America Movil 3.13% 7/16/22	250,000	258,615
AT&T
2.63% 12/1/22	350,000	363,985
3.00% 6/30/22	450,000	469,957
3.20% 3/1/22	250,000	260,874
3.60% 2/17/23	450,000	483,011
3.80% 3/15/22	500,000	526,459
Cisco Systems 1.85% 9/20/21	700,000	712,462
Motorola Solutions 3.75% 5/15/22	200,000	210,248
Orange 4.13% 9/14/21	150,000	156,737
Telefonica Emisiones 4.57% 4/27/23	250,000	274,536
Verizon Communications
2.45% 11/1/22	200,000	207,680
2.95% 3/15/22	200,000	208,600

LVIP SSGA Short-Term Bond Index Fund–12

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vodafone Group 2.50% 9/26/22	250,000	$ 260,484
		4,393,648
Textiles–0.10%
Mohawk Industries 3.85% 2/1/23	200,000	213,671
		213,671
Toys Games Hobby–0.11%
Hasbro 2.60% 11/19/22	240,000	248,395
		248,395
Transportation–1.16%
Burlington Northern Santa Fe
3.05% 9/1/22	200,000	209,795
3.45% 9/15/21	200,000	205,808
FedEx 3.40% 1/14/22	170,000	176,819
Norfolk Southern
2.90% 2/15/23	200,000	211,029
3.25% 12/1/21	200,000	205,962
Ryder System
2.80% 3/1/22	300,000	308,455
3.40% 3/1/23	200,000	209,647
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific
2.95% 3/1/22	255,000	$ 264,995
3.20% 6/8/21	250,000	256,190
United Parcel Service
2.35% 5/16/22	150,000	155,113
2.45% 10/1/22	300,000	312,630
		2,516,443
Total Corporate Bonds (Cost $210,003,686)		215,024,519

	Number of Shares
MONEY MARKET FUND–1.33%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	2,892,406	2,892,406
Total Money Market Fund (Cost $2,892,406)		2,892,406

TOTAL INVESTMENTS–100.37% (Cost $212,896,092)	217,916,925

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.37%)	(811,547)
NET ASSETS APPLICABLE TO 20,666,120 SHARES OUTSTANDING–100.00%	$217,105,378
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND STANDARD CLASS ($79,516,724 / 7,555,107 Shares)	$10.525
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND SERVICE CLASS ($137,588,654 / 13,111,013 Shares)	$10.494
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$209,720,648
Distributable earnings/(accumulated loss)	7,384,730
TOTAL NET ASSETS	$217,105,378

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2020.
★ Includes $8,853 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $3,431,251 payable for securities purchased, $31,831 payable for fund shares redeemed, $15,678 other accrued expenses payable and $83,886 due to manager and affiliates as of June 30, 2020.

LVIP SSGA Short-Term Bond Index Fund–13

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund–14

LVIP SSGA Short-Term Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Interest	$2,667,044
Foreign taxes refunded	53
2,667,097
EXPENSES:
Management fees	294,673
Distribution fees-Service Class	157,983
Shareholder servicing fees	30,520
Accounting and administration expenses	28,768
Professional fees	22,837
Pricing fees	21,275
Trustees’ fees and expenses	2,692
Reports and statements to shareholders	2,641
Custodian fees	2,077
Consulting fees	1,021
Index fees	19
Other	2,703
567,209
Less:
Expenses reimbursed	(27,729)
Total operating expenses	539,480
NET INVESTMENT INCOME	2,127,617
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(275,244)
Net change in unrealized appreciation (depreciation) of investments	2,639,006
NET REALIZED AND UNREALIZED GAIN	2,363,762
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,491,379
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,127,617	$ 4,246,588
Net realized gain (loss)	(275,244)	516,471
Net change in unrealized appreciation (depreciation)	2,639,006	2,533,795
Net increase in net assets resulting from operations	4,491,379	7,296,854
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,218,493)
Service Class	—	(2,432,024)
	—	(4,650,517)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,820,572	11,106,848
Service Class	94,369,941	104,279,945
Reinvestment of dividends and distributions:
Standard Class	—	2,218,493
Service Class	—	2,432,024
	106,190,513	120,037,310
Cost of shares redeemed:
Standard Class	(23,631,162)	(13,876,673)
Service Class	(68,610,302)	(44,234,699)
	(92,241,464)	(58,111,372)
Increase in net assets derived from capital share transactions	13,949,049	61,925,938
NET INCREASE IN NET ASSETS	18,440,428	64,572,275
NET ASSETS:
Beginning of period	198,664,950	134,092,675
End of period	$217,105,378	$198,664,950
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund–15

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Standard Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended 12/31/19	5/1/18 [1] to 12/31/18

Net asset value, beginning of period	$ 10.254	$ 10.033	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.111	0.276	0.183
Net realized and unrealized gain (loss)	0.160	0.204	(0.027)
Total from investment operations	0.271	0.480	0.156
Less dividends and distributions from:
Net investment income	—	(0.251)	(0.123)
Net realized gain	—	(0.008)	—
Total dividends and distributions	—	(0.259)	(0.123)
Net asset value, end of period	$ 10.525	$ 10.254	$ 10.033
Total return[4]	2.64%	4.79%	1.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79,517	$89,778	$88,385
Ratio of expenses to average net assets	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.41%	0.39%
Ratio of net investment income to average net assets	2.17%	2.68%	2.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.14%	2.63%	2.69%
Portfolio turnover	49%	45%	49%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund–16

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Service Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended 12/31/19	5/1/18 [1] to 12/31/18

Net asset value, beginning of period	$ 10.236	$ 10.023	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.098	0.249	0.164
Net realized and unrealized gain (loss)	0.160	0.205	(0.025)
Total from investment operations	0.258	0.454	0.139
Less dividends and distributions from:
Net investment income	—	(0.233)	(0.116)
Net realized gain	—	(0.008)	—
Total dividends and distributions	—	(0.241)	(0.116)
Net asset value, end of period	$ 10.494	$ 10.236	$ 10.023
Total return[4]	2.52%	4.53%	1.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$137,589	$108,887	$45,708
Ratio of expenses to average net assets	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.66%	0.64%
Ratio of net investment income to average net assets	1.92%	2.43%	2.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.89%	2.38%	2.44%
Portfolio turnover	49%	45%	49%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund–17

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Short-Term Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020, and for all open tax years (years ended December 31, 2018–December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.28% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LVIP SSGA Short-Term Bond Index Fund–18

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.3625% of the average daily net assets for the Standard Class and 0.6125% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 65,331	$ 65,331
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$6,538
Legal	1,165
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,242 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 8,853
Management fees payable to LIAC	49,537
Distribution fees payable to LFD	27,976
Printing and mailing fees payable to Lincoln Life	1,242
Shareholder servicing fees payable to Lincoln Life	5,131
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$119,630,604
Sales	102,998,403
LVIP SSGA Short-Term Bond Index Fund–19

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$212,896,092
Aggregate unrealized appreciation of investments	$ 5,071,078
Aggregate unrealized depreciation of investments	(50,245)
Net unrealized appreciation of investments	$ 5,020,833
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$ —	$215,024,519	$—	$215,024,519
Money Market Fund	2,892,406	—	—	2,892,406
Total Investments	$2,892,406	$215,024,519	$—	$217,916,925
There were no Level 3 investments at the end of the period.
LVIP SSGA Short-Term Bond Index Fund–20

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	1,142,065	1,076,525
Service Class	9,203,593	10,150,413
Shares reinvested:
Standard Class	—	216,691
Service Class	—	237,968
	10,345,658	11,681,597
Shares redeemed:
Standard Class	(2,342,554)	(1,347,066)
Service Class	(6,729,784)	(4,311,406)
	(9,072,338)	(5,658,472)
Net increase	1,273,320	6,023,125
5. Risk Factors
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Short-Term Bond Index Fund–21

LVIP SSGA Short-Term Bond Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Short-Term Bond Index Fund–22

LVIP SSGA Small-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Small-Cap Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Small-Cap Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$866.30	0.40%	$1.86
Service Class Shares	1,000.00	865.20	0.65%	3.01
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.90	0.40%	$2.01
Service Class Shares	1,000.00	1,021.60	0.65%	3.27

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	97.94%
Aerospace & Defense	0.89%
Air Freight & Logistics	0.33%
Airlines	0.29%
Auto Components	1.24%
Automobiles	0.11%
Banks	8.26%
Beverages	0.28%
Biotechnology	10.66%
Building Products	1.50%
Capital Markets	1.46%
Chemicals	1.68%
Commercial Services & Supplies	2.22%
Communications Equipment	0.93%
Construction & Engineering	1.22%
Construction Materials	0.15%
Consumer Finance	0.68%
Containers & Packaging	0.21%
Distributors	0.07%
Diversified Consumer Services	0.73%
Diversified Financial Services	0.24%
Diversified Telecommunication Services	0.88%
Electric Utilities	0.90%
Electrical Equipment	0.91%
Electronic Equipment, Instruments & Components	2.54%
Energy Equipment & Services	0.69%
Entertainment	0.28%
Equity Real Estate Investment Trusts	6.13%
Food & Staples Retailing	0.85%
Food Products	1.34%
Gas Utilities	1.17%
Health Care Equipment & Supplies	3.51%
Health Care Providers & Services	2.25%
Health Care Technology	1.03%
Hotels, Restaurants & Leisure	2.70%
Household Durables	2.04%
Household Products	0.25%
Independent Power and Renewable Electricity Producers	0.41%
Industrial Conglomerates	0.04%
Insurance	2.27%
Interactive Media & Services	0.39%
Internet & Direct Marketing Retail	0.59%
IT Services	2.02%
Leisure Products	0.67%
Life Sciences Tools & Services	0.60%
Security Type/Sector	Percentage of Net Assets
Machinery	3.50%
Marine	0.10%
Media	0.76%
Metals & Mining	1.41%
Mortgage Real Estate Investment Trusts (REITs)	1.32%
Multiline Retail	0.22%
Multi-Utilities	0.52%
Oil, Gas & Consumable Fuels	1.51%
Paper & Forest Products	0.50%
Personal Products	0.38%
Pharmaceuticals	2.08%
Professional Services	1.31%
Real Estate Management & Development	0.73%
Road & Rail	0.57%
Semiconductors & Semiconductor Equipment	2.75%
Software	5.44%
Specialty Retail	2.35%
Technology Hardware, Storage & Peripherals	0.18%
Textiles, Apparel & Luxury Goods	0.85%
Thrifts & Mortgage Finance	1.69%
Tobacco	0.15%
Trading Companies & Distributors	1.31%
Water Utilities	0.52%
Wireless Telecommunication Services	0.18%
Rights	0.01%
Warrant	0.00%
Money Market Fund	1.92%
Total Investments	99.87%
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Deckers Outdoor	0.30%
LHC Group	0.30%
BJ's Wholesale Club Holdings	0.29%
Tech Data	0.28%
Churchill Downs	0.28%
Novavax	0.27%
MyoKardia	0.27%
SiteOne Landscape Supply	0.27%
Helen of Troy	0.26%
EastGroup Properties	0.25%
Total	2.77%

IT–Information Technology
LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.94%
Aerospace & Defense–0.89%
AAR	36,798	$ 760,615
†Aerojet Rocketdyne Holdings	80,668	3,197,680
†Aerovironment	23,381	1,861,829
†Astronics	28,405	299,957
Cubic	34,217	1,643,443
†Ducommun	12,500	435,875
Kaman	30,152	1,254,323
†Kratos Defense & Security Solutions	120,350	1,881,070
†Maxar Technologies	67,300	1,208,708
†Moog Class A	34,081	1,805,611
National Presto Industries	5,672	495,676
†PAE	68,900	658,684
Park Aerospace	22,688	252,744
†Parsons	26,100	945,864
†Triumph Group	55,200	497,352
†Vectrus	12,500	614,125
		17,813,556
Air Freight & Logistics–0.33%
†Air Transport Services Group	63,576	1,415,837
†Atlas Air Worldwide Holdings	26,220	1,128,247
†Echo Global Logistics	28,691	620,299
Forward Air	30,939	1,541,381
†Hub Group Class A	35,444	1,696,350
†Radiant Logistics	38,676	151,997
		6,554,111
Airlines–0.29%
†Allegiant Travel	14,184	1,549,035
†Hawaiian Holdings	51,125	717,795
†Mesa Air Group	37,485	128,948
†SkyWest	53,992	1,761,219
†Spirit Airlines	98,494	1,753,193
		5,910,190
Auto Components–1.24%
†Adient	95,600	1,569,752
†American Axle & Manufacturing Holdings	124,084	943,038
Cooper Tire & Rubber	55,017	1,519,019
†Cooper-Standard Holdings	20,800	275,600
†Dana	158,572	1,932,993
†Dorman Products	29,273	1,963,340
†Fox Factory Holding	43,504	3,593,866
†Gentherm	36,264	1,410,670
†Goodyear Tire & Rubber	262,400	2,347,168
LCI Industries	26,904	3,093,422
†Modine Manufacturing	55,422	305,929
†Motorcar Parts of America	20,800	367,536
†Standard Motor Products	23,751	978,541
†Stoneridge	28,331	585,319
†Tenneco Class A	53,677	405,798
†Visteon	30,700	2,102,950
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
†Workhorse Group	75,200	$ 1,307,728
†XPEL	20,500	320,620
		25,023,289
Automobiles–0.11%
Winnebago Industries	34,173	2,276,605
		2,276,605
Banks–8.26%
1st Source	15,934	566,932
ACNB	9,150	239,547
Allegiance Bancshares	21,100	535,729
Amalgamated Bank Class A	14,300	180,752
†Amerant Bancorp	22,800	342,912
American National Bankshares	11,400	285,456
Ameris Bancorp	75,512	1,781,328
Ames National	8,948	176,634
Arrow Financial	13,722	407,955
†Atlantic Capital Bancshares	25,208	306,529
Atlantic Union Bankshares	87,892	2,035,579
Auburn National Bancorp	3,100	176,979
Banc of California	48,338	523,501
BancFirst	20,886	847,345
†Bancorp	52,847	517,901
BancorpSouth Bank	109,231	2,483,913
Bank First National	6,800	435,880
Bank of Commerce Holdings	17,752	134,560
Bank of Marin Bancorp	14,998	499,883
Bank of NT Butterfield & Son	57,000	1,390,230
Bank of Princeton	6,500	130,520
Bank7	5,100	55,360
BankFinancial	13,649	114,652
BankUnited	104,300	2,112,075
Bankwell Financial Group	6,000	95,400
Banner	38,419	1,459,922
Bar Harbor Bankshares	16,968	379,914
†Baycom	11,200	144,592
BCB Bancorp	19,000	176,320
Berkshire Hills Bancorp	50,793	559,739
Boston Private Financial Holdings	93,317	642,021
Bridge Bancorp	17,192	392,665
Brookline Bancorp	87,219	879,167
Bryn Mawr Bank	22,364	618,588
Business First Bancshares	12,800	196,480
Byline Bancorp	27,300	357,630
C&F Financial	4,000	133,000
Cadence BanCorp	140,834	1,247,789
†California Bancorp	10,400	154,960
Cambridge Bancorp	5,470	324,043
Camden National	16,955	585,626
†Capital Bancorp	9,000	96,300
Capital City Bank Group	13,984	292,965
LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Capstar Financial Holdings	17,787	$ 213,444
Carter Bank & Trust	26,500	213,855
Cathay General Bancorp	84,403	2,219,799
CB Financial Services	6,800	148,376
CBTX	19,000	399,000
Central Pacific Financial	29,330	470,160
Central Valley Community Bancorp	12,612	194,099
Century Bancorp Class A	3,561	276,761
Chemung Financial	3,400	92,820
ChoiceOne Financial Services	8,600	254,216
CIT Group	111,800	2,317,614
Citizens & Northern	13,313	274,913
Citizens Holding	6,400	160,000
City Holding	16,997	1,107,694
Civista Bancshares	16,800	258,720
CNB Financial	17,080	306,244
†Coastal Financial	10,500	152,460
Codorus Valley Bancorp	9,654	133,515
Colony Bankcorp	9,600	112,992
Columbia Banking System	79,193	2,244,726
Community Bank System	56,119	3,199,905
Community Bankers Trust	21,628	118,954
Community Financial	5,500	134,200
Community Trust Bancorp	16,530	541,523
ConnectOne Bancorp	36,269	584,656
County Bancorp	6,900	144,417
†CrossFirst Bankshares	50,500	493,890
†Customers Bancorp	28,080	337,522
CVB Financial	147,259	2,759,634
Dime Community Bancshares	35,851	492,234
Eagle Bancorp	35,346	1,157,581
Eagle Bancorp Montana	8,700	151,206
Enterprise Bancorp	9,563	227,791
Enterprise Financial Services	27,238	847,647
†Equity Bancshares Class A	15,600	272,064
†Esquire Financial Holdings	6,900	116,610
Evans Bancorp	6,724	156,400
Farmers & Merchants Bancorp	10,533	223,721
Farmers National Banc	29,392	348,589
FB Financial	18,800	465,676
Fidelity D&D Bancorp	3,200	153,888
Financial Institutions	18,091	336,673
First Bancorp	12,780	277,326
First Bancorp (North Carolina)	32,909	825,358
First BanCorp (Puerto Rico)	234,735	1,312,169
First Bancshares	19,700	443,250
First Bank	18,100	118,012
First Busey	57,335	1,069,298
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Business Financial Services	10,958	$ 180,259
First Capital	3,300	229,251
First Choice Bancorp	13,221	216,560
First Commonwealth Financial	110,639	916,091
First Community	9,900	149,985
First Community Bancshares	19,763	443,679
First Connecticut Bancorp	8,400	104,160
First Financial	13,969	514,618
First Financial Bancorp	106,817	1,483,688
First Financial Bankshares	143,384	4,142,364
First Foundation	44,005	719,042
First Guaranty Bancshares	4,829	59,059
First Internet Bancorp	11,192	186,011
First Interstate BancSystem Class A	48,546	1,502,984
First Merchants	59,168	1,631,262
First Mid-Illinois Bancshares	16,900	443,287
First Midwest Bancorp	129,955	1,734,899
First Northwest Bancorp	9,600	119,232
First of Long Island	24,254	396,310
First United	9,500	126,730
Flushing Financial	31,230	359,770
FNCB Bancorp	22,000	126,500
Franklin Financial Network	15,100	388,825
Franklin Financial Services	5,300	137,270
Fulton Financial	176,400	1,857,492
†FVCBankcorp	14,700	158,172
German American Bancorp	27,777	863,865
Glacier Bancorp	108,143	3,816,366
Great Southern Bancorp	12,670	511,361
Great Western Bancorp	64,100	882,016
Guaranty Bancshares	8,653	223,853
Hancock Whitney	95,275	2,019,830
Hanmi Financial	36,720	356,551
†Harborone Bancorp	62,758	535,953
Hawthorn Bancshares	7,488	147,439
HBT Financial	10,700	142,631
Heartland Financial USA	39,438	1,318,807
Heritage Commerce	58,238	437,076
Heritage Financial	41,055	821,100
Hilltop Holdings	76,049	1,403,104
Home BancShares	170,928	2,628,873
HomeTrust Bancshares	16,141	258,256
Hope Bancorp	136,758	1,260,909
Horizon Bancorp	39,382	420,994
†Howard Bancorp	14,400	152,928
IBERIABANK	57,431	2,615,408
Independent Bank	62,167	2,832,970
Independent Bank Group	42,160	1,708,323
International Bancshares	61,064	1,955,269
Investar Holding	9,685	140,432
Investors Bancorp	250,286	2,127,431

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Lakeland Bancorp	52,278	$ 597,538
Lakeland Financial	27,917	1,300,653
LCNB	15,100	240,996
Level One Bancorp	7,000	117,180
Live Oak Bancshares	27,600	400,476
Macatawa Bank	29,800	233,036
Mackinac Financial	11,700	121,329
†MainStreet Bancshares	8,900	117,480
Mercantile Bank	16,933	382,686
Metrocity Bankshares	16,200	232,146
†Metropolitan Bank Holding	7,000	224,560
Mid Penn Bancorp	8,000	147,440
Middlefield Banc	8,000	166,000
Midland States Bancorp	24,600	367,770
MidWestOne Financial Group	13,442	268,840
MVB Financial	9,700	129,010
National Bank Holdings Class A	33,052	892,404
National Bankshares	6,808	194,709
NBT Bancorp	46,839	1,440,768
†Nicolet Bankshares	9,900	542,520
†Northeast Bank	10,728	188,276
Northrim BanCorp	7,377	185,458
Norwood Financial	6,900	171,051
Oak Valley Bancorp	8,000	101,440
OceanFirst Financial	60,967	1,074,848
OFG Bancorp	56,888	760,593
Ohio Valley Banc	5,542	124,972
Old National Bancorp	186,317	2,563,722
Old Second Bancorp	33,195	258,257
Origin Bancorp	20,300	446,600
Orrstown Financial Services	11,100	163,725
Pacific Premier Bancorp	95,882	2,078,722
Park National	15,076	1,061,049
Parke Bancorp	12,962	175,635
PCB Bancorp	12,000	123,600
Peapack Gladstone Financial	21,291	398,780
Penns Woods Bancorp	6,759	153,497
Peoples Bancorp	20,440	434,963
Peoples Bancorp of North Carolina	4,480	79,162
Peoples Financial Services	7,077	270,271
People's Utah Bancorp	16,455	369,744
Plumas Bancorp	6,500	143,780
Preferred Bank	14,646	627,581
Premier Financial Bancorp	12,832	164,506
†Professional Holding Class A	2,400	33,312
QCR Holdings	15,700	489,526
RBB Bancorp	19,500	266,175
Red River Bancshares	6,100	267,729
Reliant Bancorp	10,948	178,343
Renasant	61,008	1,519,099
Republic Bancorp Class A	10,525	344,273
†Republic First Bancorp	50,600	123,464
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Richmond Mutual Bancorp	16,196	$ 182,043
S&T Bancorp	43,124	1,011,258
Salisbury Bancorp	3,600	147,564
Sandy Spring Bancorp	52,817	1,308,805
SB Financial Group	9,700	161,214
SB One Bancorp	7,900	155,630
†Seacoast Banking Corp. of Florida	57,144	1,165,738
†Select Bancorp	16,500	134,310
ServisFirst Bancshares	52,300	1,870,248
Shore Bancshares	14,800	164,132
Sierra Bancorp	16,766	316,542
†Silvergate Capital Class A	19,300	270,200
Simmons First National Class A	123,052	2,105,420
SmartFinancial	12,800	207,104
South Plains Financial	10,677	152,040
South State	77,471	3,692,268
†Southern First Bancshares	7,215	199,928
Southern National Bancorp of Virginia	22,400	217,056
Southside Bancshares	36,267	1,005,321
†Spirit of Texas Bancshares	15,200	187,112
Stock Yards Bancorp	22,432	901,766
Summit Financial Group	11,478	189,157
†Texas Capital Bancshares	57,600	1,778,112
Tompkins Financial	16,259	1,053,095
Towne Bank	72,937	1,374,133
TriCo Bancshares	29,013	883,446
†TriState Capital Holdings	31,000	487,010
†Triumph Bancorp	24,400	592,188
Trustmark	70,679	1,733,049
UMB Financial	48,782	2,514,712
United Bankshares	136,978	3,788,811
United Community Banks	86,456	1,739,495
United Security Bancshares	12,531	83,832
Unity Bancorp	7,800	111,540
Univest Financial	30,720	495,821
Valley National Bancorp	450,276	3,521,158
Veritex Holdings	55,882	989,111
Washington Trust Bancorp	16,175	529,731
WesBanco	71,095	1,443,939
West Bancorporation	17,396	304,256
Westamerica Bancorporation	29,381	1,687,057
		166,105,166
Beverages–0.28%
†Celsius Holdings	30,700	361,339
Coca-Cola Consolidated	5,313	1,217,686
†Craft Brew Alliance	13,650	210,074
MGP Ingredients	14,500	532,223
†National Beverage	13,367	815,654
†New Age Beverages	85,800	131,274

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Primo Water	177,100	$ 2,435,125
		5,703,375
Biotechnology–10.66%
†89bio	4,000	79,720
†Abeona Therapeutics	64,400	187,726
†ADMA Biologics	80,700	236,451
†Aduro Biotech	67,300	155,463
†Adverum Biotechnologies	83,000	1,733,040
†Aeglea BioTherapeutics	50,100	463,425
†Affimed	74,900	345,664
†Agenus	162,300	637,839
†Aimmune Therapeutics	50,500	843,855
†Akcea Therapeutics	15,600	213,720
†Akebia Therapeutics	148,186	2,012,366
†Akero Therapeutics	9,800	244,216
†Albireo Pharma	14,600	386,754
†Alector	52,789	1,290,163
†Allakos	27,700	1,990,522
†Allogene Therapeutics	55,000	2,355,100
†Amicus Therapeutics	282,700	4,263,116
†AnaptysBio	27,000	603,180
†Anavex Life Sciences	54,800	269,616
†Anika Therapeutics	14,295	539,350
†Apellis Pharmaceuticals	68,204	2,227,543
†Applied Genetic Technologies	30,600	169,524
†Applied Therapeutics	15,600	563,940
†Aprea Therapeutics	6,800	263,704
†Aptinyx	34,800	145,116
†Aravive	15,700	182,748
†Arcturus Therapeutics Holding	15,300	715,122
†Arcus Biosciences	35,500	878,270
†Arcutis Biotherapeutics	12,600	381,024
†Ardelyx	70,600	488,552
†Arena Pharmaceuticals	63,510	3,997,954
†Arrowhead Pharmaceuticals	110,732	4,782,515
†Assembly Biosciences	32,100	748,572
†Atara Biotherapeutics	58,000	845,060
†Athenex	76,000	1,045,760
†Athersys	151,600	418,416
†Atreca Class A	19,600	417,088
†Avid Bioservices	61,400	403,091
†Avrobio	36,085	629,683
†Axcella Health	14,300	79,079
†Beam Therapeutics	12,900	361,200
†Beyondspring	16,000	241,280
†BioCryst Pharmaceuticals	171,803	818,641
†Biohaven Pharmaceutical Holding	53,300	3,896,763
†BioSpecifics Technologies	6,616	405,428
†Bioxcel Therapeutics	12,330	653,613
†Black Diamond Therapeutics	13,000	548,080
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Blueprint Medicines	61,148	$ 4,769,544
†BrainStorm Cell Therapeutics	32,900	368,809
†Bridgebio Pharma	82,600	2,693,586
†Cabaletta Bio	8,900	99,146
†Calithera Biosciences	60,600	319,968
†Calyxt	6,000	29,580
†CareDx	48,800	1,728,984
†CASI Pharmaceuticals	50,700	126,750
†Castle Biosciences	10,800	407,052
†Catabasis Pharmaceuticals	24,300	156,249
†Catalyst Biosciences	24,300	142,641
†Catalyst Pharmaceuticals	105,900	489,258
†Cellular Biomedicine Group	12,900	193,113
†CEL-SCI	37,200	555,024
†Centogene	2,500	57,200
†Checkpoint Therapeutics	31,700	62,766
†ChemoCentryx	50,345	2,896,851
†Chimerix	61,500	190,650
†Cidara Therapeutics	45,100	166,419
†Clovis Oncology	85,035	573,986
†Coherus Biosciences	70,805	1,264,577
†Concert Pharmaceuticals	27,502	273,645
†Constellation Pharmaceuticals	31,242	938,822
†Corbus Pharmaceuticals Holdings	74,692	626,666
†Cortexyme	18,200	842,660
†Crinetics Pharmaceuticals	31,868	558,327
†Cue Biopharma	32,200	789,222
†Cyclerion Therapeutics	28,487	168,358
†Cytokinetics	62,566	1,474,681
†CytomX Therapeutics	50,900	423,997
†Deciphera Pharmaceuticals	42,387	2,531,352
†Denali Therapeutics	71,600	1,731,288
†Dermtech	11,000	145,530
†Dicerna Pharmaceuticals	74,000	1,879,600
†Dyadic International	24,700	213,902
†Dynavax Technologies	94,315	836,574
†Eagle Pharmaceuticals	10,000	479,800
†Editas Medicine	63,038	1,864,664
†Eidos Therapeutics	12,100	576,807
†Eiger BioPharmaceuticals	28,300	271,680
†Emergent BioSolutions	50,448	3,989,428
†Enanta Pharmaceuticals	21,500	1,079,515
†Enochian Biosciences	20,800	87,568
†Epizyme	101,500	1,630,090
†Esperion Therapeutics	27,500	1,411,025
†Evelo Biosciences	17,900	87,710
†Exicure	77,000	187,880
†Fate Therapeutics	71,054	2,437,863
†Fennec Pharmaceuticals	27,400	228,790
†FibroGen	93,800	3,801,714
†Five Prime Therapeutics	39,900	243,390

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Flexion Therapeutics	35,500	$ 466,825
†Fortress Biotech	76,000	203,680
†Frequency Therapeutics	32,900	764,925
†G1 Therapeutics	37,389	907,057
†Galectin Therapeutics	41,400	126,684
†Geron	192,694	420,073
†GlycoMimetics	40,400	151,904
†Gossamer Bio	47,700	620,100
†Gritstone Oncology	30,100	199,864
†Halozyme Therapeutics	148,643	3,985,119
†Harpoon Therapeutics	8,400	139,440
†Heron Therapeutics	99,592	1,464,998
†Homology Medicines	40,000	607,600
†Hookipa Pharma	12,400	144,088
†Ideaya Biosciences	15,600	221,676
†IGM Biosciences	8,400	613,200
†ImmunoGen	189,793	873,048
†Immunovant	22,500	547,875
†Inovio Pharmaceuticals	162,500	4,379,375
†Insmed	114,400	3,150,576
†Intellia Therapeutics	50,400	1,059,408
†Intercept Pharmaceuticals	27,700	1,327,107
†Invitae	130,280	3,946,181
†Ironwood Pharmaceuticals	170,372	1,758,239
†IVERIC bio	55,300	282,030
†Jounce Therapeutics	16,200	111,780
†Kadmon Holdings	180,172	922,481
†KalVista Pharmaceuticals	14,100	170,610
†Karuna Therapeutics	17,700	1,972,842
†Karyopharm Therapeutics	80,062	1,516,374
†Keros Therapeutics	8,500	318,835
†Kezar Life Sciences	36,100	186,998
†Kindred Biosciences	46,600	209,234
†Kiniksa Pharmaceuticals Class A	22,500	573,300
†Kodiak Sciences	30,815	1,667,708
†Krystal Biotech	11,900	492,898
†Kura Oncology	60,999	994,284
†La Jolla Pharmaceutical	22,300	94,998
†Lexicon Pharmaceuticals	51,616	102,974
†Ligand Pharmaceuticals	16,465	1,841,610
†LogicBio Therapeutics	12,100	102,366
†MacroGenics	53,600	1,496,512
†Madrigal Pharmaceuticals	10,135	1,147,789
†Magenta Therapeutics	23,247	174,585
†MannKind	252,400	441,700
†Marker Therapeutics	33,200	68,724
†MediciNova	46,900	254,198
†MEI Pharma	109,400	451,822
†MeiraGTx Holdings	18,592	232,772
†Mersana Therapeutics	52,800	1,235,520
†Minerva Neurosciences	31,400	113,354
†Mirati Therapeutics	41,400	4,726,638
†Mirum Pharmaceuticals	6,400	124,544
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Molecular Templates	24,500	$ 337,855
†Momenta Pharmaceuticals	132,882	4,420,984
†Morphic Holding	12,500	338,125
†Mustang Bio	37,900	120,522
†Myriad Genetics	80,600	914,004
†NantKwest	34,700	426,116
†Natera	78,800	3,928,968
†Neoleukin Therapeutics	35,000	581,000
†Neubase Therapeutics	22,400	196,672
†NextCure	16,200	347,328
†Novavax	65,761	5,481,179
†Nymox Pharmaceutical	52,500	186,375
†Oncocyte	29,700	56,727
=†πOncternal Therapeutics	828	1,565
†OPKO Health	435,100	1,483,691
†Organogenesis Holdings	14,800	56,832
†Orgenesis	24,600	149,568
†ORIC Pharmaceuticals	10,600	357,538
†Ovid therapeutics	52,200	384,714
†Oyster Point Pharma	6,400	184,832
†Passage Bio	16,000	437,280
†PDL BioPharma	119,181	346,817
†Pfenex	33,500	279,725
†PhaseBio Pharmaceuticals	17,200	79,120
†Pieris Pharmaceuticals	52,400	162,440
†Portola Pharmaceuticals	85,800	1,543,542
†Precigen	84,300	420,657
†Precision BioSciences	54,600	454,818
†Prevail Therapeutics	16,200	241,380
†Principia Biopharma	33,400	1,996,986
=†πProgenic Pharmaceuticals	99,698	0
†Protagonist Therapeutics	27,000	476,820
†Prothena	47,000	491,620
†PTC Therapeutics	69,824	3,542,870
†Puma Biotechnology	33,500	349,405
†Radius Health	50,600	689,678
†Rapt Therapeutics	13,200	383,064
†REGENXBIO	36,600	1,347,978
†Replimune Group	13,976	347,304
†Retrophin	46,200	942,942
†REVOLUTION Medicines	15,600	492,492
†Rhythm Pharmaceuticals	38,888	867,202
†Rigel Pharmaceuticals	195,963	358,612
†Rocket Pharmaceuticals	36,100	755,573
†Rubius Therapeutics	37,900	226,642
†Sangamo Therapeutics	128,989	1,155,741
†Savara	47,700	118,773
†Scholar Rock Holding	27,000	491,670
†Selecta Biosciences	85,900	243,956
†Seres Therapeutics	43,900	208,964
†Solid Biosciences	22,900	67,097
†Sorrento Therapeutics	202,300	1,270,444
†Spectrum Pharmaceuticals	122,625	414,472
†Spero Therapeutics	15,724	212,746

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†SpringWorks Therapeutics	24,400	$ 1,024,800
†Stoke Therapeutics	18,200	433,706
†Sutro Biopharma	15,100	117,176
†Syndax Pharmaceuticals	24,706	366,143
†Syros Pharmaceuticals	36,400	388,024
†TCR2 Therapeutics	12,300	188,928
†TG Therapeutics	109,700	2,136,956
†Translate Bio	57,904	1,037,640
†Turning Point Therapeutics	30,500	1,969,995
†Twist Bioscience	34,100	1,544,730
†Tyme Technologies	56,300	74,879
†Ultragenyx Pharmaceutical	63,900	4,998,258
†UNITY Biotechnology	29,600	256,928
†UroGen Pharma	21,600	564,192
†Vanda Pharmaceuticals	57,681	659,871
†Vaxart	61,100	540,735
†VBI Vaccines	179,700	557,070
†Veracyte	57,100	1,478,890
†Verastem	198,800	341,936
†Vericel	50,200	693,764
†Viela Bio	23,000	996,360
†Viking Therapeutics	69,636	502,076
†Vir Biotechnology	52,600	2,155,022
†Voyager Therapeutics	27,900	352,098
†X4 Pharmaceuticals	15,386	143,398
†XBiotech	16,384	224,625
†Xencor	63,000	2,040,570
†XOMA	8,100	160,056
†Y-mAbs Therapeutics	34,200	1,477,440
†Zentalis Pharmaceuticals	12,200	585,844
†ZIOPHARM Oncology	208,517	683,936
		214,441,746
Building Products–1.50%
AAON	45,217	2,454,831
Advanced Drainage Systems	56,000	2,766,400
†Alpha Pro Tech	15,400	272,580
†American Woodmark	18,775	1,420,329
Apogee Enterprises	28,047	646,203
†Builders FirstSource	125,466	2,597,146
†Caesarstone	27,100	321,135
†Cornerstone Building Brands	47,591	288,401
CSW Industrials	16,600	1,147,226
†Gibraltar Industries	35,391	1,699,122
Griffon	41,031	759,894
Insteel Industries	21,239	405,028
†JELD-WEN Holding	73,600	1,185,696
†Masonite International	26,688	2,075,793
Patrick Industries	25,271	1,547,849
†PGT Innovations	62,795	984,625
Quanex Building Products	37,152	515,670
†Resideo Technologies	141,200	1,654,864
Simpson Manufacturing	49,489	4,174,892
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
UFP Industries	65,710	$ 3,253,302
		30,170,986
Capital Markets–1.46%
Artisan Partners Asset Management Class A	61,800	2,008,500
†Assetmark Financial Holdings	14,600	398,434
Associated Capital Group Class A	2,751	100,934
B. Riley Financial	21,823	474,869
BGC Partners Class A	352,100	964,754
†Blucora	54,668	624,309
†Brightsphere Investment Group	72,500	903,350
Cohen & Steers	27,769	1,889,680
Cowen Class A	32,908	533,439
Diamond Hill Investment Group	3,732	424,216
†Donnelley Financial Solutions	30,000	252,000
Federated Hermes	106,300	2,519,310
†Focus Financial Partners Class A	34,400	1,136,920
GAIN Capital Holdings	23,453	141,187
GAMCO Investors Class A	5,495	73,138
Greenhill & Co.	17,190	171,728
Hamilton Lane Class A	24,200	1,630,354
Houlihan Lokey	50,064	2,785,561
Moelis & Co. Class A	60,100	1,872,716
Oppenheimer Holdings Class A	9,902	215,765
Piper Sandler	19,968	1,181,307
PJT Partners Class A	24,600	1,262,964
Pzena Investment Management Class A	16,959	92,257
Safeguard Scientifics	19,020	133,140
†Sculptor Capital Management	19,800	256,014
†Siebert Financial	10,000	50,600
Silvercrest Asset Management Group Class A	10,800	137,268
Stifel Financial	73,347	3,478,848
†Stonex Group	17,224	947,320
Value Line	2,000	53,980
Virtus Investment Partners	7,332	852,638
Waddell & Reed Financial Class A	76,900	1,192,719
†Westwood Holdings Group	9,814	154,571
WisdomTree Investments	152,708	529,897
		29,444,687

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.68%
†Advanced Emissions Solutions	18,900	$ 91,665
†AdvanSix	30,600	359,244
†AgroFresh Solutions	42,200	127,866
†American Vanguard	32,595	448,507
†Amyris	69,900	298,473
Balchem	35,609	3,377,870
Chase	8,239	844,498
†Ferro	91,487	1,092,355
FutureFuel	30,208	360,986
†GCP Applied Technologies	61,200	1,137,096
Hawkins	10,759	458,118
HB Fuller	56,009	2,498,001
†Ingevity	46,353	2,436,777
Innospec	26,704	2,062,884
†Intrepid Potash	118,000	116,820
†Koppers Holdings	20,560	387,350
†Kraton	34,641	598,596
Kronos Worldwide	28,189	293,448
†Livent	165,700	1,020,712
†Marrone Bio Innovations	67,300	78,741
Minerals Technologies	37,864	1,776,958
†Orion Engineered Carbons	64,495	683,002
PolyOne	101,471	2,661,584
†PQ Group Holdings	42,400	561,376
Quaker Chemical	14,413	2,675,773
†Rayonier Advanced Materials	58,300	163,823
Sensient Technologies	46,695	2,435,611
Stepan	24,470	2,376,037
†Trecora Resources	20,892	130,993
Tredegar	30,330	467,082
Trinseo	43,700	968,392
†Tronox Holdings Class A	102,900	742,938
		33,733,576
Commercial Services & Supplies–2.22%
ABM Industries	73,423	2,665,255
ACCO Brands	109,024	774,070
†Advanced Disposal Services	80,200	2,419,634
Brady Class A	53,337	2,497,238
†BrightView Holdings	34,500	386,400
Brink's	54,960	2,501,230
†Casella Waste Systems Class A	50,534	2,633,832
†CECO Environmental	32,964	217,233
†Cimpress	20,534	1,567,565
CompX International	338	4,671
Covanta Holding	132,200	1,267,798
Deluxe	47,940	1,128,508
Ennis	28,762	521,743
†Harsco	87,800	1,186,178
Healthcare Services Group	81,781	2,000,363
†Heritage-Crystal Clean	17,454	304,747
†Herman Miller	64,587	1,524,899
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
HNI	46,575	$ 1,423,798
Interface	63,621	517,875
†KAR Auction Services	146,700	2,018,592
Kimball International Class B	37,902	438,147
Knoll	52,582	640,975
Matthews International Class A	34,110	651,501
McGrath RentCorp	26,540	1,433,425
Mobile Mini	48,066	1,417,947
NL Industries	5,036	17,173
†PICO Holdings	23,871	201,232
Pitney Bowes	193,500	503,100
Quad/Graphics	38,023	123,575
†SP Plus	24,297	503,191
Steelcase Class A	99,698	1,202,358
†Team	34,497	192,148
Tetra Tech	60,391	4,778,136
UniFirst	16,667	2,982,560
†US Ecology	35,696	1,209,380
†Viad	22,613	430,099
VSE	8,966	281,443
		44,568,019
Communications Equipment–0.93%
†Acacia Communications	44,000	2,956,360
ADTRAN	55,048	601,675
†Applied Optoelectronics	22,400	243,488
†CalAmp	37,172	297,748
†Calix	52,331	779,732
†Cambium Networks	9,500	69,920
†Casa Systems	41,296	171,791
†Clearfield	11,500	160,540
Comtech Telecommunications	26,375	445,474
†DASAN Zhone Solutions	4,900	43,757
†Digi International	30,043	350,001
†Extreme Networks	123,845	537,487
†Genasys	42,300	205,578
†Harmonic	98,188	466,393
†Infinera	202,123	1,196,568
†Inseego	79,200	918,720
InterDigital	34,288	1,941,729
†KVH Industries	21,275	189,986
†NETGEAR	33,134	857,839
†NetScout Systems	77,856	1,989,999
†PCTEL	24,000	160,320
†Plantronics	36,151	530,697
†Resonant	67,200	156,576
†Ribbon Communications	65,002	255,458
†Viavi Solutions	253,800	3,233,412
		18,761,248

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–1.22%
†Aegion	32,428	$ 514,632
†Ameresco Class A	24,021	667,303
†API Group	159,200	1,934,280
Arcosa	53,500	2,257,700
Argan	16,824	797,121
Comfort Systems USA	39,836	1,623,317
†Concrete Pumping Holdings	22,500	78,300
†Construction Partners Class A	19,600	348,096
†Dycom Industries	33,129	1,354,645
EMCOR Group	61,696	4,080,574
†Fluor	160,000	1,932,800
Granite Construction	52,679	1,008,276
†Great Lakes Dredge & Dock	65,634	607,771
†HC2 Holdings	57,000	190,380
†IES Holdings	10,400	240,968
†MasTec	66,078	2,964,920
†MYR Group	18,794	599,717
†Northwest Pipe	9,748	244,382
†NV5 Global	11,300	574,379
Primoris Services	49,738	883,347
†Sterling Construction	31,900	333,993
†Tutor Perini	42,506	517,723
†Willscot	58,200	715,278
		24,469,902
Construction Materials–0.15%
†Forterra	21,000	234,360
†Summit Materials Class A	133,716	2,150,154
†U.S. Concrete	17,600	436,480
United States Lime & Minerals	2,087	176,226
		2,997,220
Consumer Finance–0.68%
Curo Group Holdings	15,900	129,903
†Encore Capital Group	34,563	1,181,363
†Enova International	34,123	507,409
†EZCORP Class A	58,819	370,560
FirstCash	45,524	3,071,959
†Green Dot Class A	57,702	2,832,014
†LendingClub	69,860	317,863
Navient	218,400	1,535,352
Nelnet Class A	19,938	951,840
†Oportun Financial	23,900	321,216
†PRA Group	49,423	1,910,693
†Regional Management	8,443	149,526
†World Acceptance	5,701	373,530
		13,653,228
Containers & Packaging–0.21%
Greif Class A	29,200	1,004,772
Greif Class B	7,417	310,253
Myers Industries	40,597	590,686
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
†O-I Glass	179,000	$ 1,607,420
†Ranpak Holdings	36,200	269,328
†UFP Technologies	8,200	361,292
		4,143,751
Distributors–0.07%
Core-Mark Holding	49,560	1,236,770
†Funko Class A	19,900	115,420
†Greenlane Holdings Class A	6,873	27,355
Weyco Group	5,958	128,633
		1,508,178
Diversified Consumer Services–0.73%
†Adtalem Global Education	58,117	1,810,345
†American Public Education	16,560	490,176
†Aspen Group	24,000	217,200
Carriage Services	17,135	310,486
Collectors Universe	10,100	346,228
Franchise Group	22,600	494,488
†Houghton Mifflin Harcourt	117,300	212,313
†K12	42,500	1,157,700
†Laureate Education Class A	122,400	1,219,716
†OneSpaWorld Holdings	55,600	265,212
†Perdoceo Education	77,868	1,240,437
†Regis	28,946	236,778
Strategic Education	24,835	3,815,898
†Universal Technical Institute	36,500	253,675
†Vivint Smart Home	80,000	1,386,400
†WW International	52,400	1,329,912
		14,786,964
Diversified Financial Services–0.24%
Alerus Financial	18,200	359,632
Banco Latinoamericano de Comercio Exterior	34,858	400,867
†Cannae Holdings	95,600	3,929,160
†GWG Holdings	5,900	45,253
Marlin Business Services	10,241	86,639
		4,821,551
Diversified Telecommunication Services–0.88%
Alaska Communications Systems Group	69,900	195,021
†Anterix	15,500	702,770
ATN International	12,492	756,641
†Bandwidth Class A	21,700	2,755,900
†Cincinnati Bell	55,586	825,452
Cogent Communications Holdings	46,904	3,628,494
†Consolidated Communications Holdings	79,855	540,618
†IDT Class B	21,300	139,089
†Iridium Communications	132,950	3,382,248

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Liberty Latin America Class A	49,413	$ 480,294
†Liberty Latin America Class C	123,556	1,166,369
†Ooma	22,394	369,053
†ORBCOMM	83,894	322,992
†Vonage Holdings	249,586	2,510,835
		17,775,776
Electric Utilities–0.90%
ALLETE	57,273	3,127,678
El Paso Electric	44,836	3,004,012
Genie Energy Class B	18,100	133,216
MGE Energy	38,515	2,484,603
Otter Tail	43,381	1,682,749
PNM Resources	87,836	3,376,416
Portland General Electric	99,300	4,151,733
Spark Energy Class A	11,700	82,719
		18,043,126
Electrical Equipment–0.91%
Allied Motion Technologies	8,400	296,520
†American Superconductor	26,100	212,193
†Atkore International Group	51,900	1,419,465
AZZ	29,127	999,639
†Bloom Energy Class A	98,600	1,072,768
Encore Wire	23,026	1,124,129
EnerSys	47,122	3,033,714
†FuelCell Energy	251,800	569,068
LSI Industries	33,100	214,157
†Plug Power	367,700	3,018,817
Powell Industries	9,308	254,946
Preformed Line Products	3,186	159,332
†Sunrun	131,700	2,597,124
†Thermon Group Holdings	35,960	523,937
†TPI Composites	33,200	775,884
†Vicor	20,071	1,444,109
†Vivint Solar	51,700	511,830
		18,227,632
Electronic Equipment, Instruments & Components–2.54%
†Akoustis Technologies	37,200	308,388
†Arlo Technologies	80,815	208,503
Badger Meter	31,422	1,977,072
Bel Fuse Class B	12,485	133,964
Belden	50,342	1,638,632
Benchmark Electronics	41,666	899,986
CTS	36,511	731,680
†Daktronics	37,661	163,825
†ePlus	15,058	1,064,299
†Fabrinet	40,156	2,506,538
†FARO Technologies	19,299	1,034,426
†Fitbit Class A	254,301	1,642,784
†II-VI	99,928	4,718,600
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Insight Enterprises	38,403	$ 1,889,428
†Intellicheck	22,000	166,100
†Iteris	40,486	192,511
†Itron	45,400	3,007,750
†Kimball Electronics	25,875	350,347
†Knowles	101,106	1,542,878
†Luna Innovations	37,200	217,248
Methode Electronics	39,666	1,239,959
†MTS Systems	21,957	386,224
†Napco Security Technologies	14,200	332,138
†nLight	37,500	834,750
†Novanta	38,563	4,117,372
†OSI Systems	18,368	1,370,988
†PAR Technology	19,000	568,670
PC Connection	12,724	589,885
†Plexus	31,763	2,241,197
†Powerfleet	36,800	170,016
†Research Frontiers	35,600	144,536
†Rogers	20,352	2,535,859
†Sanmina	75,595	1,892,899
†ScanSource	28,037	675,411
=†Tech Data	39,300	5,698,500
†TTM Technologies	107,550	1,275,543
Vishay Intertechnology	146,121	2,231,268
†Vishay Precision Group	10,872	267,234
†Wrap Technologies	12,200	127,856
		51,095,264
Energy Equipment & Services–0.69%
Archrock	142,902	927,434
†Aspen Aerogels	27,200	178,976
†Bristow Group	7,073	98,527
Cactus Class A	52,900	1,091,327
†ChampionX	211,000	2,059,360
†DMC Global	14,988	413,669
†Dril-Quip	39,300	1,170,747
†Exterran	29,500	159,005
†Frank's International	123,500	275,405
†Helix Energy Solutions Group	149,256	517,918
†Liberty Oilfield Services Class A	58,400	320,032
†Matrix Service	30,807	299,444
†Nabors Industries	7,114	263,360
†National Energy Services Reunited	29,000	199,520
†Newpark Resources	103,641	231,119
†NexTier Oilfield Solutions	173,363	424,739
†Oceaneering International	109,100	697,149
†Oil States International	61,300	291,175
Patterson-UTI Energy	212,300	736,681
†ProPetro Holding	84,600	434,844
†RPC	68,100	209,748
†SEACOR Holdings	19,600	555,072

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Select Energy Services Class A	68,200	$ 334,180
Solaris Oilfield Infrastructure Class A	31,800	235,956
†Tidewater	43,111	240,991
†Transocean	669,300	1,224,819
†U.S. Silica Holdings	80,283	289,822
		13,881,019
Entertainment–0.28%
†AMC Entertainment Holdings Class A	59,190	253,925
†Cinemark Holdings	121,900	1,407,945
†Eros International	88,900	280,924
†Gaia	11,361	95,205
†Glu Mobile	148,332	1,375,038
†IMAX	58,800	659,148
†Liberty Media-Liberty Braves Class A	10,100	202,808
†Liberty Media-Liberty Braves Class C	40,500	799,470
†LiveXLive Media	37,000	133,940
†Marcus	24,534	325,566
		5,533,969
Equity Real Estate Investment Trusts–6.13%
†Acadia Realty Trust	92,915	1,206,037
Agree Realty	60,066	3,946,937
Alexander & Baldwin	76,908	937,509
Alexander's	2,376	572,378
Alpine Income Property Trust	9,400	152,844
American Assets Trust	52,973	1,474,768
American Finance Trust	119,700	949,820
†Armada Hoffler Properties	63,000	626,850
Bluerock Residential Growth REIT	25,100	202,808
BRT Apartments	10,000	108,200
CareTrust REIT	104,971	1,801,302
CatchMark Timber Trust Class A	51,900	459,315
†Chatham Lodging Trust	51,731	316,594
CIM Commercial Trust	14,066	151,631
City Office REIT	57,200	575,432
Clipper Realty	14,900	120,690
†Colony Capital	555,200	1,332,480
Columbia Property Trust	130,500	1,714,770
Community Healthcare Trust	21,600	883,440
†CoreCivic	130,700	1,223,352
CorEnergy Infrastructure Trust	14,120	129,198
†CorePoint Lodging	47,750	201,028
†DiamondRock Hospitality	218,874	1,210,373
Diversified Healthcare Trust	265,300	1,173,952
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Easterly Government Properties	81,900	$ 1,893,528
EastGroup Properties	42,488	5,039,502
Essential Properties Realty Trust	100,235	1,487,487
Farmland Partners	33,900	232,215
Four Corners Property Trust	76,900	1,876,360
Franklin Street Properties	116,727	594,140
†Front Yard Residential	57,200	497,640
GEO Group	130,626	1,545,306
Getty Realty	36,364	1,079,284
Gladstone Commercial	36,305	680,719
Gladstone Land	20,800	329,888
Global Medical REIT	43,600	493,988
Global Net Lease	97,254	1,627,059
Healthcare Realty Trust	152,384	4,463,327
†Hersha Hospitality Trust	35,741	205,868
Independence Realty Trust	102,856	1,181,815
Industrial Logistics Properties Trust	69,789	1,434,164
Innovative Industrial Properties	17,800	1,566,756
Investors Real Estate Trust	13,046	919,613
iStar	85,470	1,052,990
Jernigan Capital	23,300	318,744
Kite Realty Group Trust	92,254	1,064,611
Lexington Realty Trust	289,586	3,055,132
LTC Properties	43,173	1,626,327
Macerich	162,300	1,455,831
Mack-Cali Realty	95,000	1,452,550
Monmouth Real Estate Investment	101,989	1,477,821
National Health Investors	46,934	2,849,832
National Storage Affiliates Trust	70,450	2,019,097
New Senior Investment Group	85,700	310,234
NexPoint Residential Trust	22,000	777,700
Office Properties Income Trust	52,240	1,356,673
One Liberty Properties	17,045	300,333
Pebblebrook Hotel Trust	142,660	1,948,736
Physicians Realty Trust	229,200	4,015,584
Piedmont Office Realty Trust Class A	137,900	2,290,519
Plymouth Industrial REIT	18,600	238,080
PotlatchDeltic	72,906	2,772,615
Preferred Apartment Communities Class A	48,000	364,800
PS Business Parks	22,062	2,921,009
QTS Realty Trust Class A	67,800	4,345,302
†Retail Opportunity Investments	124,367	1,409,078

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
†Retail Properties of America Class A	244,800	$ 1,791,936
Retail Value	18,580	229,649
RLJ Lodging Trust	185,555	1,751,639
†RPT Realty	83,505	581,195
†Ryman Hospitality Properties	53,706	1,858,228
Sabra Health Care REIT	222,577	3,211,786
Safehold	19,800	1,138,302
Saul Centers	13,566	437,775
†Seritage Growth Properties Class A	36,200	412,680
Service Properties Trust	187,400	1,328,666
†SITE Centers	175,500	1,421,550
STAG Industrial	165,534	4,853,457
†Summit Hotel Properties	116,073	688,313
†Sunstone Hotel Investors	246,892	2,012,170
†Tanger Factory Outlet Centers	97,100	692,323
Terreno Realty	72,934	3,839,246
UMH Properties	38,667	499,964
Uniti Group	219,800	2,055,130
Universal Health Realty Income Trust	14,073	1,118,663
†Urban Edge Properties	125,200	1,486,124
Urstadt Biddle Properties Class A	33,417	396,994
Washington Real Estate Investment Trust	89,275	1,981,905
Whitestone REIT	43,971	319,669
†Xenia Hotels & Resorts	121,904	1,137,364
		123,288,693
Food & Staples Retailing–0.85%
Andersons	35,363	486,595
†BJ's Wholesale Club Holdings	154,200	5,747,034
†Chefs' Warehouse	25,735	349,481
†HF Foods Group	28,500	257,925
Ingles Markets Class A	15,731	677,534
Natural Grocers by Vitamin Cottage	9,189	136,732
†Performance Food Group	147,800	4,306,892
PriceSmart	24,132	1,455,884
†Rite Aid	59,905	1,021,979
SpartanNash	40,758	866,108
†United Natural Foods	59,499	1,083,477
Village Super Market Class A	8,413	233,208
Weis Markets	11,100	556,332
		17,179,181
Food Products–1.34%
Alico	6,063	188,923
B&G Foods	69,814	1,702,065
†Bridgford Foods	3,126	51,767
Calavo Growers	17,654	1,110,613
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Cal-Maine Foods	34,630	$ 1,540,342
†Darling Ingredients	181,559	4,469,983
†Farmer Bros	10,801	79,279
Fresh Del Monte Produce	34,156	840,921
†Freshpet	43,700	3,655,942
†Hostess Brands	131,200	1,603,264
J & J Snack Foods	16,687	2,121,418
John B Sanfilippo & Son	9,602	819,339
Lancaster Colony	20,854	3,232,162
†Landec	29,706	236,460
Limoneira	17,745	257,125
Sanderson Farms	21,990	2,548,421
†Seneca Foods Class A	6,788	229,502
†Simply Good Foods	89,900	1,670,342
Tootsie Roll Industries	18,820	644,961
		27,002,829
Gas Utilities–1.17%
Brookfield Infrastructure Class A	37,000	1,684,980
Chesapeake Utilities	17,565	1,475,460
New Jersey Resources	105,097	3,431,417
Northwest Natural Holding	33,319	1,858,867
ONE Gas	57,846	4,457,034
RGC Resources	9,085	219,585
South Jersey Industries	102,204	2,554,078
Southwest Gas Holdings	62,322	4,303,334
Spire	55,020	3,615,364
		23,600,119
Health Care Equipment & Supplies–3.51%
†Accelerate Diagnostics	31,621	479,374
†Accuray	99,918	202,834
†Alphatec Holdings	49,300	231,710
†AngioDynamics	41,492	421,974
†Antares Pharma	180,400	496,100
†Apyx Medical	40,800	226,440
†Aspira Women's Health	59,300	227,712
†AtriCure	41,803	1,879,045
Atrion	1,567	998,195
†Avanos Medical	51,900	1,525,341
†AxoGen	38,400	354,816
†Axonics Modulation Technologies	34,900	1,225,339
†BioLife Solutions	8,800	143,880
†BioSig Technologies	20,000	144,000
†Cantel Medical	43,200	1,910,736
†Cardiovascular Systems	37,882	1,195,177
†Cerus	175,583	1,158,848
†Co-Diagnostics	30,700	594,045
CONMED	30,022	2,161,284
†CryoLife	41,010	786,162
†CryoPort	35,100	1,061,775
†Cutera	14,100	171,597

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†CytoSorbents	32,400	$ 320,760
†Electromed	9,700	149,283
†FONAR	8,300	177,371
†GenMark Diagnostics	78,100	1,148,851
†Glaukos	48,045	1,845,889
†Heska	7,600	708,092
†Inogen	20,690	734,909
†Integer Holdings	35,825	2,617,016
†IntriCon	9,400	127,088
†Invacare	41,139	262,055
†iRadimed	4,700	109,087
†iRhythm Technologies	30,550	3,540,439
†Lantheus Holdings	74,407	1,064,011
LeMaitre Vascular	18,498	488,347
†LivaNova	53,596	2,579,575
†Meridian Bioscience	47,375	1,103,364
†Merit Medical Systems	59,041	2,695,222
Mesa Laboratories	4,430	960,424
†Misonix	9,100	123,487
†Natus Medical	37,563	819,625
†Neogen	59,525	4,619,140
†Nevro	37,800	4,515,966
†NuVasive	57,337	3,191,377
†OraSure Technologies	69,006	802,540
†Orthofix Medical	20,003	640,096
†OrthoPediatrics	11,305	494,707
†Pulse Biosciences	12,894	134,871
†Quotient	71,300	527,620
†Repro-Med Systems	30,600	274,788
†Rockwell Medical	83,035	161,918
†RTI Surgical Holdings	69,600	221,328
†SeaSpine Holdings	25,140	263,216
†Shockwave Medical	27,900	1,321,623
†SI-BONE	30,200	481,388
†Sientra	44,200	171,054
†Silk Road Medical	36,300	1,520,607
†Soliton	7,500	58,350
†STAAR Surgical	48,899	3,009,244
†Stereotaxis	55,200	246,192
†Surmodics	14,765	638,439
†Tactile Systems Technology	20,000	828,600
†Tela Bio	7,500	97,200
†TransMedics Group	16,200	290,304
Utah Medical Products	3,615	320,361
†Vapotherm	22,200	909,978
†Varex Imaging	42,200	639,330
†ViewRay	120,600	270,144
†Wright Medical Group	146,044	4,340,428
†Zynex	16,600	412,842
		70,574,930
Health Care Providers & Services–2.25%
†1Life Healthcare	21,300	773,616
†AdaptHealth	10,400	167,440
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Addus HomeCare	15,800	$ 1,462,448
†American Renal Associates Holdings	21,100	137,572
†AMN Healthcare Services	50,674	2,292,492
†Apollo Medical Holdings	10,000	165,000
†Avalon GloboCare	14,400	27,360
†BioTelemetry	36,403	1,645,052
†Brookdale Senior Living	198,500	585,575
†Community Health Systems	104,000	313,040
†CorVel	9,986	707,907
†Covetrus	111,500	1,994,735
†Cross Country Healthcare	43,617	268,681
Ensign Group	55,733	2,332,426
†Enzo Biochem	41,515	92,994
†Exagen	4,200	52,122
†Fulgent Genetics	12,500	200,000
†Hanger	40,100	664,056
†HealthEquity	76,630	4,495,882
†InfuSystem Holdings	18,600	214,644
†Joint	15,900	242,793
†LHC Group	34,204	5,962,441
†Magellan Health	24,695	1,802,241
†MEDNAX	94,600	1,617,660
National HealthCare	13,675	867,542
National Research	13,337	776,347
†Ontrack	9,100	225,134
†Option Care Health	33,707	467,853
Owens & Minor	71,454	544,479
Patterson	91,700	2,017,400
†Pennant Group	27,066	611,692
†PetIQ	21,300	742,092
†Progyny	30,700	792,367
†Providence Service	12,933	1,020,543
†R1 RCM	112,764	1,257,319
†RadNet	45,500	722,085
†Select Medical Holdings	120,967	1,781,844
†Sharps Compliance	20,000	140,600
†Surgery Partners	28,100	325,117
†Tenet Healthcare	113,192	2,049,907
†Tivity Health	50,728	574,748
†Triple-S Management Class B	26,859	510,858
†U.S. Physical Therapy	14,249	1,154,454
†Viemed Healthcare	41,300	396,480
		45,197,038
Health Care Technology–1.03%
†Allscripts Healthcare Solutions	175,600	1,188,812
Computer Programs and Systems	14,149	322,456
†Evolent Health Class A	82,800	589,536
†Health Catalyst	37,100	1,082,207
†HealthStream	29,645	656,044
†HMS Holdings	96,920	3,139,239

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†iCAD	25,300	$ 252,747
†Inovalon Holdings Class A	79,600	1,533,096
†Inspire Medical Systems	29,600	2,575,792
†NantHealth	37,800	173,124
†NextGen Healthcare	58,728	644,833
†Omnicell	48,025	3,391,525
†OptimizeRx	14,900	194,147
†Phreesia	30,600	865,368
†Schrodinger	15,400	1,410,178
Simulations Plus	12,900	771,678
†Tabula Rasa HealthCare	22,100	1,209,533
†Vocera Communications	33,640	713,168
		20,713,483
Hotels, Restaurants & Leisure–2.70%
†Accel Entertainment Class A	50,300	484,389
†BBX Capital	77,500	196,850
†Biglari Holdings Class B	885	61,047
†BJ's Restaurants	21,159	443,070
†Bloomin' Brands	94,752	1,010,056
†Bluegreen Vacations	8,200	44,444
†Boyd Gaming	88,359	1,846,703
†Brinker International	50,200	1,204,800
†Carrols Restaurant Group	41,165	199,239
†Century Casinos	27,600	114,540
†Cheesecake Factory	45,274	1,037,680
Churchill Downs	42,783	5,696,556
†Chuy's Holdings	19,832	295,100
Cracker Barrel Old Country Store	26,462	2,934,900
†Dave & Buster's Entertainment	53,900	718,487
†Del Taco Restaurants	33,400	198,062
†Denny's	64,956	656,056
†Dine Brands Global	18,032	759,147
†El Pollo Loco Holdings	20,400	301,104
†Eldorado Resorts	95,400	3,821,724
†Everi Holdings	91,000	469,560
†Fiesta Restaurant Group	25,957	165,606
†GAN	9,500	241,775
†Golden Entertainment	17,400	155,208
†Hilton Grand Vacations	96,800	1,892,440
International Game Technology	114,500	1,019,050
†Jack in the Box	25,215	1,868,179
†Kura Sushi USA Class A	4,600	65,688
†Lindblad Expeditions Holdings	27,100	209,212
†Marriott Vacations Worldwide	45,757	3,761,683
†Monarch Casino & Resort	11,984	408,415
Nathan's Famous	3,102	174,457
†Noodles & Co.	35,100	212,355
Papa John's International	36,622	2,908,153
†Penn National Gaming	150,803	4,605,524
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†PlayAGS	30,900	$ 104,442
RCI Hospitality Holdings	9,600	133,056
†Red Robin Gourmet Burgers	15,222	155,264
†Red Rock Resorts Class A	78,400	855,344
†Ruth's Hospitality Group	29,566	241,259
†Scientific Games Class A	62,752	970,146
†SeaWorld Entertainment	52,962	784,367
†Shake Shack Class A	39,800	2,108,604
†Target Hospitality	39,300	66,417
†Texas Roadhouse	72,970	3,836,033
†Twin River Worldwide Holdings	18,773	418,450
Wingstop	32,500	4,516,525
		54,371,166
Household Durables–2.04%
†Beazer Homes USA	34,019	342,571
†Casper Sleep	10,800	96,876
†Cavco Industries	9,426	1,817,804
†Century Communities	32,238	988,417
†Ethan Allen Interiors	28,032	331,619
†GoPro Class A	139,900	665,924
†Green Brick Partners	27,182	322,107
Hamilton Beach Brands Holding Class A	7,284	86,680
†Helen of Troy	27,798	5,241,591
Hooker Furniture	13,900	270,355
†Installed Building Products	24,818	1,706,982
†iRobot	30,522	2,560,796
KB Home	95,636	2,934,112
†La-Z-Boy	48,833	1,321,421
†Legacy Housing	7,360	104,659
†LGI Homes	25,300	2,227,159
Lifetime Brands	10,224	68,705
†Lovesac	8,000	209,840
†M/I Homes	30,574	1,052,969
MDC Holdings	55,485	1,980,814
†Meritage Homes	42,084	3,203,434
†Purple Innovation	17,611	316,998
†Skyline Champion	56,434	1,373,603
†Sonos	89,836	1,314,301
†Taylor Morrison Home	143,900	2,775,831
†TopBuild	37,000	4,209,490
†TRI Pointe Group	152,152	2,235,113
†Tupperware Brands	55,700	264,575
†Turtle Beach	17,100	251,712
†Universal Electronics	15,111	707,497
†VOXX International	27,300	157,794
		41,141,749
Household Products–0.25%
†Central Garden & Pet	11,000	395,890
†Central Garden & Pet Class A	44,322	1,497,640

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Oil-Dri Corp. of America	6,654	$ 230,894
WD-40	15,138	3,001,866
		5,126,290
Independent Power and Renewable Electricity Producers–0.41%
†Atlantic Power	123,333	246,666
Clearway Energy Class A	38,800	813,636
Clearway Energy Class C	87,100	2,008,526
Ormat Technologies	43,860	2,784,672
†Sunnova Energy International	36,000	614,520
TerraForm Power Class A	99,764	1,839,648
		8,307,668
Industrial Conglomerates–0.04%
Raven Industries	40,251	865,799
		865,799
Insurance–2.27%
†Ambac Financial Group	50,893	728,788
American Equity Investment Life Holding	99,155	2,450,120
AMERISAFE	20,899	1,278,183
Argo Group International Holdings	35,467	1,235,316
†Benefytt Technologies	12,200	249,612
†BRP Group Class A	16,800	290,136
†Citizens	58,063	347,797
CNO Financial Group	163,212	2,541,211
Crawford & Co. Class A	20,700	163,323
Donegal Group Class A	13,146	186,936
†eHealth	28,819	2,831,178
Employers Holdings	35,327	1,065,109
†Enstar Group	13,711	2,094,629
FBL Financial Group Class A	11,274	404,624
FedNat Holding	12,700	140,589
†Genworth Financial Class A	556,100	1,284,591
Global Indemnity	8,737	209,164
†Goosehead Insurance Class A	13,000	977,080
†Greenlight Capital Re Class A	30,357	197,928
HCI Group	6,407	295,875
Heritage Insurance Holdings	31,300	409,717
Horace Mann Educators	45,431	1,668,681
Independence Holding	6,117	187,119
Investors Title	1,453	176,278
James River Group Holdings	32,200	1,449,000
Kinsale Capital Group	22,600	3,507,746
†MBIA	84,684	613,959
National General Holdings	73,100	1,579,691
National Western Life Group Class A	2,616	531,545
†NI Holdings	10,200	150,654
†Palomar Holdings	22,000	1,886,720
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
ProAssurance	60,500	$ 875,435
†ProSight Global	10,700	95,230
Protective Insurance Class B	9,811	147,852
RLI	44,134	3,623,401
Safety Insurance Group	16,199	1,235,336
Selective Insurance Group	64,607	3,407,373
State Auto Financial	19,195	342,631
Stewart Information Services	26,339	856,281
†Third Point Reinsurance	83,200	624,832
Tiptree Financial	25,046	161,547
†Trupanion	32,561	1,390,029
United Fire Group	23,721	657,309
United Insurance Holdings	21,400	167,348
Universal Insurance Holdings	32,003	568,053
†Watford Holdings	18,700	312,103
		45,598,059
Interactive Media & Services–0.39%
†Cargurus	97,800	2,479,230
†Cars.com	71,000	408,960
=†πCobalt International Energy	1	0
†DHI Group	62,600	131,460
†Eventbrite Class A	74,400	637,608
†EverQuote Class A	16,200	942,192
†Liberty TripAdvisor Holdings Class A	83,075	176,950
†Meet Group	76,300	476,112
†QuinStreet	51,711	540,897
†TrueCar	102,200	263,676
†Yelp	75,200	1,739,376
		7,796,461
Internet & Direct Marketing Retail–0.59%
†1-800-Flowers.com Class A	27,464	549,829
†Duluth Holdings Class B	8,300	61,171
†Groupon	24,295	440,225
†Lands' End	14,100	113,364
†Liquidity Services	32,273	192,347
†Overstock.com	46,197	1,313,381
PetMed Express	21,209	755,889
†Quotient Technology	100,200	733,464
†RealReal	71,900	919,601
†Rubicon Project	110,342	735,981
Shutterstock	21,252	743,183
†Stamps.com	18,238	3,350,138
†Stitch Fix Class A	64,200	1,601,148
†US Auto Parts Network	27,000	233,820
†Waitr Holdings	62,400	164,112
		11,907,653
IT Services–2.02%
†Brightcove	43,686	344,246
†Cardtronics Class A	40,940	981,741
Cass Information Systems	15,915	621,162

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Conduent	182,300	$ 435,697
CSG Systems International	36,188	1,497,821
†Endurance International Group Holdings	81,500	328,445
EVERTEC	66,700	1,874,270
†Evo Payments Class A	44,900	1,025,067
†ExlService Holdings	36,948	2,342,503
†GreenSky Class A	75,200	368,480
†Grid Dynamics Holdings	28,400	195,960
†GTT Communications	37,300	304,368
Hackett Group	28,176	381,503
†I3 Verticals Class A	16,391	495,828
†Information Services Group	32,302	66,865
†International Money Express	16,700	208,082
KBR	156,300	3,524,565
†Limelight Networks	128,149	943,177
†LiveRamp Holdings	73,972	3,141,591
ManTech International Class A	29,517	2,021,619
MAXIMUS	70,374	4,957,848
†MoneyGram International	78,500	251,985
NIC	72,247	1,658,791
†Paysign	35,100	340,821
†Perficient	34,725	1,242,461
Perspecta	154,600	3,591,358
†PFSweb	19,700	131,596
†Repay Holdings	42,200	1,039,386
†ServiceSource International	114,600	181,068
†StarTek	21,100	107,188
†Sykes Enterprises	43,377	1,199,808
TTEC Holdings	19,460	906,058
†Tucows Class A	10,200	584,664
†Unisys	71,954	785,018
†Verra Mobility	152,500	1,567,700
†Virtusa	32,449	1,053,619
		40,702,359
Leisure Products–0.67%
Acushnet Holdings	38,200	1,328,978
Callaway Golf	102,327	1,791,746
†Clarus	28,165	326,151
Escalade	13,703	191,294
Johnson Outdoors Class A	6,086	553,948
†Malibu Boats Class A	23,000	1,194,850
Marine Products	7,736	107,143
†Mastercraft Boat Holgings	21,700	413,385
†Nautilus	36,700	340,209
†Smith & Wesson Brands	61,332	1,319,865
Sturm Ruger & Co.	18,914	1,437,464
†Vista Outdoor	65,500	946,475
†YETI Holdings	83,761	3,579,107
		13,530,615
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.60%
†ChromaDex	44,900	$ 206,091
†Codexis	58,600	668,040
†Fluidigm	79,166	317,455
†Harvard Bioscience	51,800	160,580
Luminex	46,207	1,503,114
†Medpace Holdings	30,400	2,827,808
†NanoString Technologies	43,200	1,267,920
†NeoGenomics	117,065	3,626,674
†Pacific Biosciences of California	156,898	541,298
†Personalis	22,000	285,340
†Quanterix	22,300	610,797
		12,015,117
Machinery–3.50%
Alamo Group	10,935	1,122,368
Albany International Class A	33,643	1,975,181
Altra Industrial Motion	70,778	2,254,987
Astec Industries	24,969	1,156,314
Barnes Group	51,154	2,023,652
†Blue Bird	15,592	233,724
†Chart Industries	40,474	1,962,584
†CIRCOR International	20,626	525,551
Columbus McKinnon	25,908	866,623
Douglas Dynamics	25,149	883,233
Eastern	5,400	96,498
†Energy Recovery	39,300	298,484
Enerpac Tool Group	61,314	1,079,126
EnPro Industries	23,309	1,148,901
ESCO Technologies	28,138	2,378,505
†Evoqua Water Technologies	97,700	1,817,220
†ExOne	16,000	136,800
Federal Signal	65,707	1,953,469
Franklin Electric	50,940	2,675,369
†Gencor Industries	11,730	148,267
Gorman-Rupp	19,882	617,933
Graham	10,262	130,738
Greenbrier	36,201	823,573
Helios Technologies	32,828	1,222,843
Hillenbrand	80,232	2,171,880
Hurco	8,069	225,690
Hyster-Yale Materials Handling	10,666	412,348
John Bean Technologies	34,392	2,958,400
Kadant	12,299	1,225,718
Kennametal	90,400	2,595,384
†L B Foster Class A	9,908	126,525
Lindsay	12,207	1,125,607
Luxfer Holdings	31,400	444,310
†Lydall	18,102	245,463
†Manitowoc	40,975	445,808
†Mayville Engineering	8,600	67,940
†Meritor	77,912	1,542,658
Miller Industries	13,146	391,356

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Mueller Industries	60,840	$ 1,617,127
Mueller Water Products Class A	172,127	1,623,158
†Navistar International	53,400	1,505,880
†NN	41,056	194,605
Omega Flex	3,189	337,396
†Park-Ohio Holdings	9,216	152,893
†Proto Labs	29,743	3,345,195
†RBC Bearings	26,818	3,594,685
†REV Group	30,500	186,050
Rexnord	117,564	3,426,991
Shyft Group	38,816	653,661
†SPX	48,000	1,975,200
†SPX FLOW	45,900	1,718,496
Standex International	13,354	768,523
Tennant	20,381	1,324,969
†Terex	70,800	1,328,916
†TriMas	50,825	1,217,259
Wabash National	56,340	598,331
Watts Water Technologies Class A	30,394	2,461,914
†Welbilt	144,100	877,569
		70,419,848
Marine–0.10%
Costamare	63,000	350,280
†Eagle Bulk Shipping	48,596	106,425
Genco Shipping & Trading	19,600	123,088
Matson	45,700	1,329,870
†Safe Bulkers	54,300	66,246
Scorpio Bulkers	6,239	95,457
		2,071,366
Media–0.76%
†AMC Networks Class A	44,500	1,040,855
†Boston Omaha Class A	12,200	195,200
†Cardlytics	29,400	2,057,412
†Central European Media Enterprises Class A	94,161	333,330
†comScore	57,700	178,870
†Daily Journal	1,250	337,500
†Emerald Holding	26,000	80,080
†Entercom Communications Class A	126,906	175,130
Entravision Communications Class A	67,130	95,996
EW Scripps Class A	61,266	536,077
†Fluent	54,600	97,188
†Gannett	131,224	181,089
†Gray Television	99,118	1,382,696
†Hemisphere Media Group	22,200	218,226
†iHeartMedia Class A	70,100	585,335
Loral Space & Communications	14,961	292,039
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Meredith	42,834	$ 623,235
†MSG Networks Class A	48,400	481,580
National CineMedia	77,829	231,152
†Saga Communications Class A	3,413	87,373
Scholastic	32,991	987,751
Sinclair Broadcast Group Class A	59,700	1,102,062
†TechTarget	25,498	765,705
TEGNA	239,794	2,671,305
†Tribune Publishing	22,200	221,778
†WideOpenWest	63,494	334,613
		15,293,577
Metals & Mining–1.41%
†Alcoa	212,300	2,386,252
†Allegheny Technologies	135,200	1,377,688
†Arconic	113,400	1,579,662
Caledonia Mining	14,400	249,408
Carpenter Technology	51,200	1,243,136
†Century Aluminum	58,458	416,806
†Cleveland-Cliffs	434,255	2,397,088
†Coeur Mining	269,686	1,370,005
Commercial Metals	129,800	2,647,920
Compass Minerals International	37,500	1,828,125
Gold Resource	62,800	258,108
Haynes International	14,681	342,948
Hecla Mining	569,076	1,860,878
Kaiser Aluminum	16,922	1,245,798
Materion	22,084	1,357,945
†Novagold Resources	255,500	2,345,490
Olympic Steel	10,006	117,570
†Ryerson Holding	16,325	91,910
Schnitzer Steel Industries Class A	29,901	527,454
SunCoke Energy	74,644	220,946
†TimkenSteel	47,000	182,830
United States Steel	249,200	1,799,224
Warrior Met Coal	58,100	894,159
Worthington Industries	42,108	1,570,628
		28,311,978
Mortgage Real Estate Investment Trusts (REITs)–1.32%
Anworth Mortgage Asset	113,731	193,343
Apollo Commercial Real Estate Finance	168,881	1,656,722
Arbor Realty Trust	118,500	1,094,940
Ares Commercial Real Estate	32,289	294,476
†Arlington Asset Investment Class A	35,910	106,653
ARMOUR Residential REIT	62,953	591,129
Blackstone Mortgage Trust Class A	155,417	3,743,995

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Broadmark Realty Capital	147,100	$ 1,393,037
Capstead Mortgage	103,608	568,808
Cherry Hill Mortgage Investment	20,399	183,999
Chimera Investment	218,000	2,094,980
†Colony Credit Real Estate	89,600	628,992
Dynex Capital	24,643	352,395
Ellington Financial	46,200	544,236
†Granite Point Mortgage Trust	59,400	426,492
Great Ajax	17,055	156,906
Hannon Armstrong Sustainable Infrastructure Capital	80,200	2,282,492
Invesco Mortgage Capital	206,336	771,697
KKR Real Estate Finance Trust	27,500	455,950
Ladder Capital	116,389	942,751
MFA Financial	520,300	1,295,547
New York Mortgage Trust	427,482	1,115,728
Orchid Island Capital	70,400	331,584
PennyMac Mortgage Investment Trust	107,021	1,876,078
Ready Capital	41,811	363,337
Redwood Trust	119,425	835,975
TPG RE Finance Trust	70,500	606,300
Two Harbors Investment	312,400	1,574,496
†Western Asset Mortgage Capital	55,684	152,574
		26,635,612
Multiline Retail–0.22%
Big Lots	42,400	1,780,800
Dillard's Class A	11,100	286,269
†Macy's	354,000	2,435,520
		4,502,589
Multi-Utilities–0.52%
Avista	73,526	2,675,611
Black Hills	70,973	4,021,330
NorthWestern	56,006	3,053,447
Unitil	16,441	736,886
		10,487,274
Oil, Gas & Consumable Fuels–1.51%
†Antero Resources	282,500	717,550
†Arch Resources	17,000	482,970
†Ardmore Shipping	42,100	182,714
†Berry	72,671	351,001
†Bonanza Creek Energy	20,400	302,328
Brigham Minerals Class A	32,300	398,905
†California Resources	55,200	67,344
†Clean Energy Fuels	139,195	309,013
†CNX Resources	205,300	1,775,845
†Comstock Resources	21,100	92,418
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†CONSOL Energy	28,700	$ 145,509
†Contango Oil & Gas	109,300	250,297
CVR Energy	33,200	667,652
Delek US Holdings	81,279	1,415,067
DHT Holdings	120,200	616,626
†Diamond S Shipping	28,300	226,117
†Dorian LPG	27,936	216,225
†Earthstone Energy Class A	18,900	53,676
†Energy Fuels	123,700	186,787
Evolution Petroleum	25,347	70,972
Falcon Minerals	46,000	147,200
Frontline	136,100	949,978
†Golar LNG	102,301	740,659
†Goodrich Petroleum	10,500	75,600
†Green Plains	35,293	360,518
†Gulfport Energy	180,000	196,200
International Seaways	28,365	463,484
†Kosmos Energy	466,800	774,888
†Magnolia Oil & Gas Class A	145,400	881,124
†Matador Resources	124,930	1,061,905
†Montage Resources	27,506	108,649
NACCO Industries Class A	3,538	82,435
†NextDecade	4,661	10,068
Nordic American Tankers	157,898	641,066
†Overseas Shipholding Group Class A	83,400	155,124
Ovintiv	296,200	2,828,710
†Par Pacific Holdings	38,735	348,228
†PBF Energy Class A	110,600	1,132,544
†PDC Energy	109,504	1,362,230
†Peabody Energy	73,312	211,138
†Penn Virginia	14,200	135,326
†PrimeEnergy Resources	700	49,763
†Range Resources	245,000	1,379,350
†Renewable Energy Group	41,564	1,029,956
†REX American Resources	6,050	419,688
Scorpio Tankers	49,822	638,220
SFL	107,542	999,065
SM Energy	118,900	445,875
†Southwestern Energy	597,694	1,530,097
†Talos Energy	24,900	229,080
†Tellurian	96,200	110,630
†Uranium Energy	211,100	185,282
†W&T Offshore	108,636	247,690
†Whiting Petroleum	103,100	116,503
World Fuel Services	70,800	1,823,808
		30,401,097
Paper & Forest Products–0.50%
Boise Cascade	42,246	1,588,872
†Clearwater Paper	16,551	597,987
†Domtar	62,900	1,327,819
Louisiana-Pacific	124,278	3,187,731
Neenah	18,795	929,601

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products (continued)
P H Glatfelter	48,273	$ 774,782
Schweitzer-Mauduit International	34,567	1,154,883
Verso Class A	39,200	468,832
		10,030,507
Personal Products–0.38%
†BellRing Brands Class A	44,700	891,318
†Edgewell Personal Care	59,400	1,850,904
†elf Beauty	27,800	530,146
†Inter Parfums	19,593	943,403
†Lifevantage	17,600	237,952
Medifast	12,387	1,718,944
†Nature's Sunshine Products	8,440	76,044
†Revlon Class A	6,954	68,845
†USANA Health Sciences	14,205	1,043,073
†Veru	64,900	216,766
		7,577,395
Pharmaceuticals–2.08%
†AcelRx Pharmaceuticals	97,100	117,491
†Aerie Pharmaceuticals	47,400	699,624
†Agile Therapeutics	86,600	240,748
†AMAG Pharmaceuticals	39,329	300,867
†Amneal Pharmaceuticals	127,402	606,433
†Amphastar Pharmaceuticals	40,400	907,384
†ANI Pharmaceuticals	10,600	342,804
†Aquestive Therapeutics	27,500	133,650
†Arvinas	33,600	1,126,944
†Axsome Therapeutics	29,800	2,451,944
†BioDelivery Sciences International	96,200	419,432
†Cara Therapeutics	44,600	762,660
†Cerecor	28,400	73,840
†Chiasma	34,700	186,686
†Collegium Pharmaceutical	35,800	626,500
†Corcept Therapeutics	105,102	1,767,816
†CorMedix	29,200	183,960
†Cymabay Therapeutics	80,300	280,247
†Durect	234,000	542,880
†Eloxx Pharmaceuticals	26,060	78,962
†Endo International	254,600	873,278
†Evofem Biosciences	35,036	99,152
†Evolus	17,400	92,220
†Fulcrum Therapeutics	15,700	287,153
†Harrow Health	30,400	158,384
†IMARA	6,300	174,069
†Innoviva	72,900	1,019,142
†Intersect ENT	32,700	442,758
†Intra-Cellular Therapies	59,600	1,529,932
†Kala Pharmaceuticals	46,900	492,919
†Kaleido Biosciences	15,500	115,165
†Lannett	37,580	272,831
†Liquidia Technologies	17,595	148,150
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Mallinckrodt	98,300	$ 263,444
†Marinus Pharmaceuticals	94,900	241,046
†Menlo Therapeutics	134,000	231,820
†MyoKardia	56,000	5,410,720
†NGM Biopharmaceuticals	27,000	532,980
†Ocular Therapeutix	47,600	396,508
†Odonate Therapeutics	15,400	652,036
†Omeros	57,466	845,899
†Optinose	32,700	243,288
†Osmotica Pharmaceuticals	13,600	91,528
†Pacira BioSciences	45,075	2,365,085
†Paratek Pharmaceuticals	33,800	176,436
†Phathom Pharmaceuticals	11,500	378,465
Phibro Animal Health Class A	22,800	598,956
†Prestige Consumer Healthcare	55,555	2,086,646
†Provention Bio	49,300	695,623
†Recro Pharma	25,900	117,845
†Relmada Therapeutics	16,400	733,900
†Revance Therapeutics	64,800	1,582,416
†Satsuma Pharmaceuticals	11,200	322,112
†SIGA Technologies	58,000	342,780
†Strongbridge Biopharma	47,200	178,416
†Supernus Pharmaceuticals	53,590	1,272,762
†TherapeuticsMD	245,627	307,034
†Theravance Biopharma	53,800	1,129,262
†Tricida	32,800	901,344
†Verrica Pharmaceuticals	16,800	184,968
†WaVe Life Sciences	26,000	270,660
†Xeris Pharmaceuticals	35,413	94,199
†Zogenix	63,335	1,710,678
		41,914,881
Professional Services–1.31%
†Acacia Research	54,476	222,807
†ASGN	56,404	3,761,019
Barrett Business Services	7,632	405,488
BG Staffing	13,200	149,424
†CBIZ	55,746	1,336,232
CRA International	8,151	321,965
Exponent	57,201	4,629,277
†Forrester Research	11,933	382,333
†Franklin Covey	11,980	256,372
†GP Strategies	15,552	133,436
Heidrick & Struggles International	21,264	459,728
†Huron Consulting Group	25,478	1,127,401
ICF International	19,851	1,286,940
Insperity	40,767	2,638,848
†Kelly Services Class A	35,377	559,487
Kforce	22,738	665,086
Korn Ferry	60,645	1,863,621
†Mistras Group	18,147	71,681

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Red Violet	8,900	$ 156,996
Resources Connection	34,189	409,242
†TriNet Group	48,400	2,949,496
†TrueBlue	43,500	664,245
†Upwork	106,100	1,532,084
†Willdan Group	11,700	292,617
		26,275,825
Real Estate Management & Development–0.73%
†Altisource Portfolio Solutions	4,700	69,278
†American Realty Investors	1,592	14,312
CTO Realty Growth	5,999	236,960
†Cushman & Wakefield	123,256	1,535,770
†eXp World Holdings	20,900	356,345
†Forestar Group	19,105	288,103
†FRP Holdings	7,872	319,446
Griffin Industrial Realty	3,400	184,178
Kennedy-Wilson Holdings	134,953	2,053,985
†Marcus & Millichap	25,800	744,588
†Maui Land Pineapple	5,400	59,940
Newmark Group Class A	161,200	783,432
†Rafael Holdings Class B	12,700	182,499
RE/MAX Holdings Class A	19,798	622,251
†Realogy Holdings	125,397	929,192
†Redfin	108,200	4,534,662
RMR Group Class A	16,968	500,047
†St Joe	37,568	729,571
†Stratus Properties	8,000	158,480
†Tejon Ranch	25,018	360,259
†Transcontinental Realty Investors	695	20,864
		14,684,162
Road & Rail–0.57%
ArcBest	28,475	754,872
†Avis Budget Group	62,300	1,426,047
†Covenant Transportation Group Class A	14,900	215,007
†Daseke	43,700	171,741
Heartland Express	51,409	1,070,335
†Hertz Global Holdings	121,700	171,597
Marten Transport	43,963	1,106,109
†PAM Transportation Services	2,700	83,025
†Saia	28,583	3,177,858
†Universal Logistics Holdings	9,097	158,106
†US Xpress Enterprises Class A	21,200	127,200
Werner Enterprises	68,956	3,001,655
		11,463,552
Semiconductors & Semiconductor Equipment–2.75%
†Advanced Energy Industries	41,979	2,845,756
†Alpha & Omega Semiconductor	24,971	271,684
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Ambarella	35,592	$ 1,630,114
†Amkor Technology	111,165	1,368,441
†Atomera	18,900	170,100
†Axcelis Technologies	36,233	1,009,089
†AXT	47,900	228,004
Brooks Automation	79,990	3,538,758
Cabot Microelectronics	32,085	4,477,141
†CEVA	24,317	909,942
†Cohu	45,313	785,727
†CyberOptics	8,700	280,227
†Diodes	45,765	2,320,286
†DSP Group	25,900	411,292
†FormFactor	83,131	2,438,232
†GSI Technology	19,600	140,728
†Ichor Holdings	25,100	667,158
†Impinj	18,800	516,436
†Lattice Semiconductor	151,726	4,307,501
†MACOM Technology Solutions Holdings	50,442	1,732,683
†MaxLinear	74,134	1,590,916
†NeoPhotonics	45,000	399,600
NVE	5,518	341,178
†Onto Innovation	52,924	1,801,533
†PDF Solutions	31,346	613,128
†Photronics	71,360	794,237
†Pixelworks	51,500	166,345
Power Integrations	33,256	3,928,531
†Rambus	120,486	1,831,387
†Semtech	72,784	3,800,781
†Silicon Laboratories	47,586	4,771,448
†SiTime	5,800	274,978
†SMART Global Holdings	14,401	391,419
†SunPower	83,500	639,610
†Synaptics	37,752	2,269,650
†Ultra Clean Holdings	44,429	1,005,428
†Veeco Instruments	54,235	731,630
		55,401,098
Software–5.44%
†8x8	115,705	1,851,280
†A10 Networks	73,338	499,432
†ACI Worldwide	127,151	3,431,805
†Agilysys	22,804	409,104
†Alarm.com Holdings	51,200	3,318,272
†Altair Engineering Class A	47,800	1,900,050
American Software Class A	32,688	515,163
†Appfolio Class A	17,300	2,814,883
†Appian	37,400	1,916,750
†Avaya Holdings	103,700	1,281,732
†Benefitfocus	32,595	350,722
†Blackbaud	53,971	3,080,665
†Blackline	56,583	4,691,297
†Bottomline Technologies	47,671	2,420,257
†Box Class A	161,600	3,354,816

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Cerence	41,900	$ 1,711,196
†ChannelAdvisor	28,300	448,272
†Cloudera	231,850	2,949,132
†CommVault Systems	45,902	1,776,407
†Cornerstone OnDemand	68,710	2,649,458
†Digimarc	13,458	215,193
†Digital Turbine	86,100	1,082,277
†Domo Class B	29,500	949,015
Ebix	25,578	571,924
†eGain	21,100	234,421
†Envestnet	59,859	4,402,031
†ForeScout Technologies	55,200	1,170,240
GlobalSCAPE	18,900	184,275
†GTY Technology Holdings	49,500	206,168
†Intelligent Systems	8,500	289,680
†J2 Global	51,587	3,260,814
†LivePerson	68,518	2,838,701
†Majesco	8,516	66,936
†MicroStrategy Class A	8,784	1,039,059
†Mimecast	63,900	2,662,074
†Mitek Systems	43,900	421,879
†MobileIron	111,500	549,695
†Model N	37,400	1,300,024
†OneSpan	36,296	1,013,747
†Ping Identity Holding	15,700	503,813
Progress Software	49,600	1,922,000
†PROS Holdings	44,637	1,983,222
†Q2 Holdings	55,900	4,795,661
QAD Class A	12,973	535,525
†Qualys	37,225	3,872,145
†Rapid7	54,400	2,775,488
†Rimini Street	25,116	129,347
†Rosetta Stone	23,600	397,896
†SailPoint Technologies Holding	94,400	2,498,768
Sapiens International	29,700	831,006
†SecureWorks Class A	8,800	100,584
†ShotSpotter	10,100	254,520
†Smith Micro Software	44,100	196,686
†Sprout Social Class A	11,100	299,700
†SPS Commerce	38,502	2,892,270
†SVMK	134,900	3,175,546
†Synchronoss Technologies	45,600	160,968
†Telenav	36,909	202,630
†Tenable Holdings	69,200	2,062,852
†Upland Software	25,775	895,939
†Varonis Systems	35,207	3,115,115
†Verint Systems	73,356	3,314,224
†Veritone	27,400	407,164
VirnetX Holding	68,104	442,676
†Workiva	43,600	2,332,164
Xperi Holding	118,416	1,747,820
†Yext	114,900	1,908,489
†Zix	57,874	399,331
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Zuora Class A	111,700	$ 1,424,175
		109,406,570
Specialty Retail–2.35%
Aaron's	74,500	3,382,300
†Abercrombie & Fitch Class A	69,800	742,672
†American Eagle Outfitters	172,418	1,879,356
†America's Car-Mart	6,585	578,624
†Asbury Automotive Group	21,144	1,635,066
†At Home Group	50,192	325,746
†Bed Bath & Beyond	136,700	1,449,020
†Boot Barn Holdings	31,418	677,372
†Buckle	32,508	509,725
Caleres	43,251	360,713
Camping World Holdings Class A	35,500	964,180
†Cato Class A	23,382	191,265
†Chico's FAS	121,500	167,670
†Children's Place	15,701	587,531
†Citi Trends	12,476	252,265
†Conn's	23,009	232,161
†Container Store Group	15,800	51,192
†Designer Brands Class A	65,000	440,050
†Express	77,175	118,850
†GameStop Class A	78,900	342,426
†Genesco	13,932	301,767
†Group 1 Automotive	19,235	1,268,933
†GrowGeneration	36,400	248,976
†Guess	48,621	470,165
Haverty Furniture	18,514	296,224
†Hibbett Sports	17,882	374,449
†Hudson Class A	45,400	221,098
Lithia Motors Class A	24,737	3,743,450
†Lumber Liquidators Holdings	33,816	468,690
†MarineMax	23,740	531,539
†Michaels	83,300	588,931
Monro	35,949	1,975,038
†Murphy USA	32,200	3,625,398
†National Vision Holdings	91,100	2,780,372
†Office Depot	595,100	1,398,485
†OneWater Marine Class A	3,700	89,836
Rent-A-Center	55,410	1,541,506
†RH	18,665	4,645,718
†Sally Beauty Holdings	128,100	1,605,093
Shoe Carnival	9,321	272,826
†Signet Jewelers	57,776	593,360
†Sleep Number	31,246	1,301,083
Sonic Automotive Class A	27,231	868,941
†Sportsman's Warehouse Holdings	44,800	638,400
Tilly's Class A	25,663	145,509
†Urban Outfitters	79,000	1,202,380
Winmark	3,487	597,114

LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Zumiez	21,923	$ 600,252
		47,283,717
Technology Hardware, Storage & Peripherals–0.18%
†3D Systems	125,322	876,001
†Avid Technology	28,700	208,649
†Diebold Nixdorf	81,400	493,284
†Immersion	33,327	207,627
†Intevac	31,300	170,898
†Quantum	39,600	152,856
†Super Micro Computer	50,800	1,442,212
		3,551,527
Textiles, Apparel & Luxury Goods–0.85%
†Crocs	75,800	2,790,956
†Deckers Outdoor	31,100	6,107,729
†Fossil Group	52,000	241,800
†G-III Apparel Group	49,396	656,473
†Kontoor Brands	59,300	1,056,133
†Lakeland Industries	10,000	224,300
†Movado Group	18,280	198,155
Oxford Industries	18,666	821,491
Rocky Brands	7,600	156,256
†Steven Madden	92,501	2,283,850
Superior Group of Companies	13,766	184,464
†Unifi	17,674	227,641
†Vera Bradley	24,379	108,243
Wolverine World Wide	87,371	2,080,303
		17,137,794
Thrifts & Mortgage Finance–1.69%
†Axos Financial	62,860	1,387,949
†Bridgewater Bancshares	25,800	264,450
Capitol Federal Financial	145,100	1,597,551
†Columbia Financial	58,400	814,972
ESSA Bancorp	9,700	135,024
Essent Group	122,309	4,436,147
Federal Agricultural Mortgage Class C	9,974	638,436
Flagstar Bancorp	37,800	1,112,454
FS Bancorp	5,000	192,850
Greene County Bancorp	3,452	76,980
Hingham Institution For Savings	1,460	244,959
Home Bancorp	9,374	250,755
HomeStreet	24,229	596,276
Kearny Financial	86,437	707,055
Luther Burbank	20,700	207,000
Merchants Bancorp	11,276	208,493
Meridian Bancorp	54,054	627,026
Meta Financial Group	37,900	688,643
†MMA Capital Holdings	6,100	141,032
†Mr Cooper Group	85,802	1,067,377
†NMI Holdings Class A	71,900	1,156,152
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Northfield Bancorp	46,756	$ 538,629
Northwest Bancshares	125,209	1,280,262
OP Bancorp	14,400	99,360
PCSB Financial	19,600	248,528
PennyMac Financial Services Class A	52,800	2,206,512
†Pioneer Bancorp	13,400	122,610
†Ponce de Leon Federal Bank	10,300	104,854
Premier Financial	39,775	702,824
Provident Bancorp	8,955	70,386
Provident Financial Holdings	7,600	101,916
Provident Financial Services	68,031	983,048
Prudential Bancorp	8,400	101,136
Radian Group	223,454	3,465,772
Riverview Bancorp	20,509	115,876
Southern Missouri Bancorp	8,098	196,781
Sterling Bancorp	22,300	79,834
Territorial Bancorp	7,947	189,059
Timberland Bancorp	8,640	157,334
TrustCo Bank	107,103	677,962
Walker & Dunlop	30,163	1,532,582
Washington Federal	85,300	2,289,452
Waterstone Financial	24,880	368,970
Western New England Bancorp	31,500	182,385
WSFS Financial	55,649	1,597,126
		33,964,779
Tobacco–0.15%
Turning Point Brands	10,325	257,196
Universal	27,542	1,170,810
Vector Group	153,986	1,549,099
		2,977,105
Trading Companies & Distributors–1.31%
†Alta Equipment Group	22,400	174,048
Applied Industrial Technologies	42,230	2,634,730
†Beacon Roofing Supply	58,590	1,545,018
†BMC Stock Holdings	73,100	1,837,734
†CAI International	17,207	286,669
†DXP Enterprises	18,312	364,592
†EVI Industries	6,300	136,773
†Foundation Building Materials	22,900	357,469
GATX	38,600	2,353,828
†General Finance	11,700	78,507
†GMS	45,400	1,116,386
H&E Equipment Services	34,081	629,817
†Herc Holdings	27,100	832,783
†Lawson Products	4,271	137,782
†MRC Global	83,500	493,485
†NOW	120,456	1,039,535
Rush Enterprises Class A	30,819	1,277,756

LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Rush Enterprises Class B	4,507	$ 160,720
†SiteOne Landscape Supply	47,100	5,367,987
Systemax	14,258	292,859
†Textainer Group Holdings	57,020	466,424
†Titan Machinery	19,770	214,702
†Transcat	8,500	219,810
Triton International	59,489	1,798,947
†Veritiv	14,000	237,440
†WESCO International	63,878	2,242,757
†Willis Lease Finance	3,700	89,836
		26,388,394
Water Utilities–0.52%
American States Water	40,479	3,182,864
Artesian Resources Class A	9,563	347,041
†Cadiz	17,000	172,720
California Water Service Group	53,042	2,530,103
Consolidated Water	14,900	215,007
Global Water Resources	11,983	126,301
Middlesex Water	18,431	1,238,195
†Pure Cycle	20,000	183,800
SJW Group	28,915	1,795,911
York Water	14,737	706,786
		10,498,728
Wireless Telecommunication Services–0.18%
†Boingo Wireless	48,697	648,644
†Gogo	68,500	216,460
Shenandoah Telecommunications	52,850	2,604,976
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Spok Holdings	21,077	$ 197,070
		3,667,150
Total Common Stock (Cost $1,726,091,930)		1,970,709,868
RIGHTS–0.01%
=†πMedia General CVR	82,000	7,692
=†πNewsstar Financial CVR	22,898	2,326
=†πTobira Therapeutics CVR	7,700	109,109
Total Rights (Cost $0)		119,127
WARRANT–0.00%
=†Pulse Biosciences exp exercise price USD 7.01	329	0
Total Warrant (Cost $0)		0

MONEY MARKET FUND–1.92%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	38,723,573	38,723,573
Total Money Market Fund (Cost $38,723,573)		38,723,573

TOTAL INVESTMENTS–99.87% (Cost $1,764,815,503)	2,009,552,568
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	2,583,238
NET ASSETS APPLICABLE TO 73,322,426 SHARES OUTSTANDING–100.00%	$2,012,135,806
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND STANDARD CLASS ($1,608,244,280 / 58,579,873 Shares)	$27.454
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND SERVICE CLASS ($403,891,526 / 14,742,553 Shares)	$27.396
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$1,700,953,237
Distributable earnings/(accumulated loss)	311,182,569
TOTAL NET ASSETS	$2,012,135,806

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2020, the aggregate value of restricted securities was $120,692, which represented 0.01% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Cobalt International Energy	7/6/2017	$ —	$ —
Media General CVR	1/18/2017	—	7,692
Newsstar Financial CVR	12/26/2017	—	2,326
Oncternal Therapeutics	12/26/2017	1,697	1,565
Progenic Pharmaceuticals	6/22/2020	—	—
Tobira Therapeutics CVR	11/2/2016	—	109,109
Total		$1,697	$120,692

★ Includes $4,428,800 cash collateral held at broker for futures contracts, $498,207 variation margin due from broker on futures contracts, $3,826,805 payable for fund shares redeemed, $127,608 other accrued expenses payable and $725,656 due to manager and affiliates as of June 30, 2020.

The following futures contracts were outstanding at June 30, 2020:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
692	E-mini Russell 2000 Index	$49,740,960	$47,711,212	9/18/20	$2,029,748	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020.

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–26

LVIP SSGA Small-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 14,250,381
Interest	5,612
Foreign taxes withheld	(11,553)
14,244,440
EXPENSES:
Management fees	3,145,218
Distribution fees-Service Class	476,568
Shareholder servicing fees	285,035
Accounting and administration expenses	186,228
Index fees	110,557
Reports and statements to shareholders	75,271
Professional fees	31,113
Trustees’ fees and expenses	28,528
Custodian fees	18,278
Pricing fees	13,527
Consulting fees	1,982
Other	16,232
4,388,537
Less:
Management fees waived	(12,432)
Total operating expenses	4,376,105
NET INVESTMENT INCOME	9,868,335
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	17,185,670
Futures contracts	(3,838,170)
Net realized gain	13,347,500
Net change in unrealized appreciation (depreciation) of:
Investments	(277,385,003)
Futures contracts	1,593,540
Net change in unrealized appreciation (depreciation)	(275,791,463)
NET REALIZED AND UNREALIZED LOSS	(262,443,963)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(252,575,628)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 9,868,335	$ 18,536,328
Net realized gain	13,347,500	53,341,753
Net change in unrealized appreciation (depreciation)	(275,791,463)	419,036,025
Net increase (decrease) in net assets resulting from operations	(252,575,628)	490,914,106
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(100,505,562)
Service Class	—	(23,142,931)
	—	(123,648,493)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	274,440,602	266,840,207
Service Class	50,532,652	76,845,616
Reinvestment of dividends and distributions:
Standard Class	—	100,505,562
Service Class	—	23,142,931
	324,973,254	467,334,316
Cost of shares redeemed:
Standard Class	(305,789,107)	(575,455,586)
Service Class	(34,314,529)	(58,276,279)
	(340,103,636)	(633,731,865)
Decrease in net assets derived from capital share transactions	(15,130,382)	(166,397,549)
NET INCREASE (DECREASE) IN NET ASSETS	(267,706,010)	200,868,064
NET ASSETS:
Beginning of period	2,279,841,816	2,078,973,752
End of period	$2,012,135,806	$2,279,841,816
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–27

LVIP SSGA Small-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 31.692	$ 26.880	$ 31.733	$ 28.753	$ 24.643	$ 26.990
Income (loss) from investment operations:
Net investment income[2]	0.140	0.270	0.313	0.257	0.257	0.246
Net realized and unrealized gain (loss)	(4.378)	6.358	(3.685)	3.774	4.789	(1.514)
Total from investment operations	(4.238)	6.628	(3.372)	4.031	5.046	(1.268)
Less dividends and distributions from:
Net investment income	—	(0.293)	(0.313)	(0.306)	(0.364)	(0.247)
Net realized gain	—	(1.523)	(1.168)	(0.745)	(0.572)	(0.832)
Total dividends and distributions	—	(1.816)	(1.481)	(1.051)	(0.936)	(1.079)
Net asset value, end of period	$ 27.454	$ 31.692	$ 26.880	$ 31.733	$ 28.753	$ 24.643
Total return[3]	(13.37%)	25.03%	(11.37%)	14.21%	20.68%	(4.71%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,608,244	$1,839,740	$1,743,015	$1,376,730	$1,117,983	$1,183,053
Ratio of expenses to average net assets	0.40%	0.40%	0.39%	0.39%	0.37%	0.37%
Ratio of net investment income to average net assets	1.05%	0.88%	0.96%	0.85%	1.02%	0.91%
Portfolio turnover	20%	19%	18%	15%	16%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–28

LVIP SSGA Small-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 31.665	$ 26.866	$ 31.715	$ 28.741	$ 24.643	$ 26.987
Income (loss) from investment operations:
Net investment income[2]	0.107	0.193	0.231	0.181	0.194	0.178
Net realized and unrealized gain (loss)	(4.376)	6.350	(3.675)	3.768	4.777	(1.510)
Total from investment operations	(4.269)	6.543	(3.444)	3.949	4.971	(1.332)
Less dividends and distributions from:
Net investment income	—	(0.221)	(0.237)	(0.230)	(0.301)	(0.180)
Net realized gain	—	(1.523)	(1.168)	(0.745)	(0.572)	(0.832)
Total dividends and distributions	—	(1.744)	(1.405)	(0.975)	(0.873)	(1.012)
Net asset value, end of period	$ 27.396	$ 31.665	$ 26.866	$ 31.715	$ 28.741	$ 24.643
Total return[3]	(13.48%)	24.72%	(11.59%)	13.93%	20.38%	(4.95%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 403,892	$440,102	$ 335,959	$345,526	$304,903	$276,877
Ratio of expenses to average net assets	0.65%	0.65%	0.64%	0.64%	0.62%	0.62%
Ratio of net investment income to average net assets	0.80%	0.63%	0.71%	0.60%	0.77%	0.66%
Portfolio turnover	20%	19%	18%	15%	16%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–29

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Small-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a
LVIP SSGA Small-Cap Index Fund–30

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.32% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the first $500 million of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$62,596
Legal	11,161
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $65,370 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$528,890
Distribution fees payable to LFD	83,280
Printing and mailing fees payable to Lincoln Life	65,370
Shareholder servicing fees payable to Lincoln Life	48,116
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP SSGA Small-Cap Index Fund–31

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$408,722,399
Sales	399,423,262
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,764,815,503
Aggregate unrealized appreciation of investments and derivatives	$ 509,953,747
Aggregate unrealized depreciation of investments and derivatives	(266,169,722)
Net unrealized appreciation of investments and derivatives	$ 243,784,025
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 17,813,556	$—	$ —	$ 17,813,556
Air Freight & Logistics	6,554,111	—	—	6,554,111
Airlines	5,910,190	—	—	5,910,190
LVIP SSGA Small-Cap Index Fund–32

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Auto Components	$ 25,023,289	$—	$ —	$ 25,023,289
Automobiles	2,276,605	—	—	2,276,605
Banks	166,105,166	—	—	166,105,166
Beverages	5,703,375	—	—	5,703,375
Biotechnology	214,440,181	—	1,565	214,441,746
Building Products	30,170,986	—	—	30,170,986
Capital Markets	29,444,687	—	—	29,444,687
Chemicals	33,733,576	—	—	33,733,576
Commercial Services & Supplies	44,568,019	—	—	44,568,019
Communications Equipment	18,761,248	—	—	18,761,248
Construction & Engineering	24,469,902	—	—	24,469,902
Construction Materials	2,997,220	—	—	2,997,220
Consumer Finance	13,653,228	—	—	13,653,228
Containers & Packaging	4,143,751	—	—	4,143,751
Distributors	1,508,178	—	—	1,508,178
Diversified Consumer Services	14,786,964	—	—	14,786,964
Diversified Financial Services	4,821,551	—	—	4,821,551
Diversified Telecommunication Services	17,775,776	—	—	17,775,776
Electric Utilities	18,043,126	—	—	18,043,126
Electrical Equipment	18,227,632	—	—	18,227,632
Electronic Equipment, Instruments & Components	45,396,764	—	5,698,500	51,095,264
Energy Equipment & Services	13,881,019	—	—	13,881,019
Entertainment	5,533,969	—	—	5,533,969
Equity Real Estate Investment Trusts	123,288,693	—	—	123,288,693
Food & Staples Retailing	17,179,181	—	—	17,179,181
Food Products	27,002,829	—	—	27,002,829
Gas Utilities	23,600,119	—	—	23,600,119
Health Care Equipment & Supplies	70,574,930	—	—	70,574,930
Health Care Providers & Services	45,197,038	—	—	45,197,038
Health Care Technology	20,713,483	—	—	20,713,483
Hotels, Restaurants & Leisure	54,371,166	—	—	54,371,166
Household Durables	41,141,749	—	—	41,141,749
Household Products	5,126,290	—	—	5,126,290
Independent Power and Renewable Electricity Producers	8,307,668	—	—	8,307,668
Industrial Conglomerates	865,799	—	—	865,799
Insurance	45,598,059	—	—	45,598,059
Interactive Media & Services	7,796,461	—	—*	7,796,461
Internet & Direct Marketing Retail	11,907,653	—	—	11,907,653
IT Services	40,702,359	—	—	40,702,359
Leisure Products	13,530,615	—	—	13,530,615
Life Sciences Tools & Services	12,015,117	—	—	12,015,117
Machinery	70,419,848	—	—	70,419,848
Marine	2,071,366	—	—	2,071,366
Media	15,293,577	—	—	15,293,577
Metals & Mining	28,311,978	—	—	28,311,978
Mortgage Real Estate Investment Trusts (REITs)	26,635,612	—	—	26,635,612
Multiline Retail	4,502,589	—	—	4,502,589
Multi-Utilities	10,487,274	—	—	10,487,274
Oil, Gas & Consumable Fuels	30,401,097	—	—	30,401,097
Paper & Forest Products	10,030,507	—	—	10,030,507
Personal Products	7,577,395	—	—	7,577,395
Pharmaceuticals	41,914,881	—	—	41,914,881
Professional Services	26,275,825	—	—	26,275,825
Real Estate Management & Development	14,684,162	—	—	14,684,162
Road & Rail	11,463,552	—	—	11,463,552
Semiconductors & Semiconductor Equipment	55,401,098	—	—	55,401,098
Software	109,406,570	—	—	109,406,570
Specialty Retail	47,283,717	—	—	47,283,717
Technology Hardware, Storage & Peripherals	3,551,527	—	—	3,551,527
LVIP SSGA Small-Cap Index Fund–33

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Textiles, Apparel & Luxury Goods	$ 17,137,794	$—	$ —	$ 17,137,794
Thrifts & Mortgage Finance	33,964,779	—	—	33,964,779
Tobacco	2,977,105	—	—	2,977,105
Trading Companies & Distributors	26,388,394	—	—	26,388,394
Water Utilities	10,498,728	—	—	10,498,728
Wireless Telecommunication Services	3,667,150	—	—	3,667,150
Rights	—	—	119,127	119,127
Warrant	—	—	—*	0
Money Market Fund	38,723,573	—	—	38,723,573
Total Investments	$2,003,733,376	$—	$5,819,192	$2,009,552,568
Derivatives:

Assets:
Futures Contract	$2,029,748	$—	$—	$2,029,748

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	12,458,534	8,775,631
Service Class	2,103,254	2,531,965
Shares reinvested:
Standard Class	—	3,318,801
Service Class	—	766,781
	14,561,788	15,393,178
Shares redeemed:
Standard Class	(11,928,853)	(18,887,824)
Service Class	(1,259,342)	(1,905,164)
	(13,188,195)	(20,792,988)
Net increase (decrease)	1,373,593	(5,399,810)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
LVIP SSGA Small-Cap Index Fund–34

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
During the six months ended June 30, 2020, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$2,029,748	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,838,170)	$1,593,540
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$45,763,290	$—
At June 30, 2020, the Fund pledged U.S. Treasury Obligations with a value of $0 as collateral for futures contracts.
6. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP SSGA Small-Cap Index Fund–35

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Small-Cap Index Fund–36

LVIP SSGA Small-Cap Index Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA Small-Cap Index Fund–37

LVIP SSGA SMID Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA SMID Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA SMID Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$851.60	0.25%	$1.15
Service Class Shares	1,000.00	850.50	0.50%	2.30
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.25%	$1.26
Service Class Shares	1,000.00	1,022.40	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA SMID Cap Managed Volatility Fund–1

LVIP SSGA SMID Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	92.27%
Investment Companies	92.27%
Equity Funds	92.27%
Unaffiliated Investment	3.75%
Investment Company	3.75%
Money Market Fund	3.75%
Total Investments	96.02%
Receivables and Other Assets Net of Liabilities	3.98%
Total Net Assets	100.00%
LVIP SSGA SMID Cap Managed Volatility Fund–2

LVIP SSGA SMID Cap Managed Volatility Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–92.27%
INVESTMENT COMPANIES–92.27%
Equity Funds–92.27%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	9,791,907	$ 102,237,304
LVIP SSGA Small-Cap Index Fund	15,126,957	415,431,605
Total Affiliated Investments (Cost $495,556,531)		517,668,909
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–3.75%
INVESTMENT COMPANY–3.75%
Money Market Fund–3.75%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	21,054,298	$ 21,054,298
Total Unaffiliated Investment (Cost $21,054,298)		21,054,298

TOTAL INVESTMENTS–96.02% (Cost $516,610,829)	538,723,207
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.98%	22,343,574
NET ASSETS APPLICABLE TO 50,746,953 SHARES OUTSTANDING–100.00%	$561,066,781

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
(2,878)	E-mini Russell 2000 Index	$(206,870,640)	$(200,524,462)	9/18/20	$—	$(6,346,178)
(279)	E-mini S&P MidCap 400 Index	(49,636,890)	(49,440,206)	9/18/20	—	(196,684)
Total Futures Contracts					$—	$(6,542,862)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–3

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2020 (unaudited)
ASSETS:
Affiliated investments, at value	$517,668,909
Unaffiliated investments, at value	21,054,298
Cash collateral held at broker for futures contracts	24,864,600
Receivable for securities sold	291,338
Receivable for fund shares sold	34,761
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	25,362
Dividends and interest receivable	2,093
Prepaid expenses	927
TOTAL ASSETS	563,942,288
LIABILITIES:
Variation margin due to broker on futures contracts	2,381,337
Due to manager and affiliates	257,045
Payable for fund shares redeemed	201,806
Other accrued expenses payable	35,319
TOTAL LIABILITIES	2,875,507
TOTAL NET ASSETS	$561,066,781
Affiliated investments, at cost	$495,556,531
Unaffiliated investments, at cost	21,054,298
Standard Class:
Net Assets	$ 92,294
Shares Outstanding	8,331
Net Asset Value Per Share	$ 11.078
Service Class:
Net Assets	$560,974,487
Shares Outstanding	50,738,622
Net Asset Value Per Share	$ 11.056
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$596,541,484
Distributable earnings/(accumulated loss)	(35,474,703)
TOTAL NET ASSETS	$561,066,781
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–4

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 77,669
EXPENSES:
Distribution fees-Service Class	684,128
Management fees	629,506
Shareholder servicing fees	79,373
Accounting and administration expenses	50,402
Custodian fees	29,171
Reports and statements to shareholders	26,975
Professional fees	16,834
Trustees’ fees and expenses	7,693
Consulting fees	2,138
Pricing fees	129
Other	3,765
1,530,114
Less:
Management fees waived	(4,596)
Expenses reimbursed	(161,739)
Total operating expenses	1,363,779
NET INVESTMENT LOSS	(1,286,110)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(14,966,337)
Futures contracts	(14,758,511)
Net realized loss	(29,724,848)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(49,545,542)
Futures contracts	(6,975,739)
Net change in unrealized appreciation (depreciation)	(56,521,281)
NET REALIZED AND UNREALIZED LOSS	(86,246,129)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(87,532,239)
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,286,110)	$ 3,380,511
Net realized loss	(29,724,848)	(10,324,502)
Net change in unrealized appreciation (depreciation)	(56,521,281)	79,279,225
Net increase (decrease) in net assets resulting from operations	(87,532,239)	72,335,234
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,479)
Service Class	—	(23,132,993)
	—	(23,137,472)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,897	33,126
Service Class	64,600,934	107,836,111
Reinvestment of dividends and distributions:
Standard Class	—	4,479
Service Class	—	23,132,993
	64,607,831	131,006,709
Cost of shares redeemed:
Standard Class	(9,657)	(25,450)
Service Class	(21,018,682)	(45,050,992)
	(21,028,339)	(45,076,442)
Increase in net assets derived from capital share transactions	43,579,492	85,930,267
NET INCREASE (DECREASE) IN NET ASSETS	(43,952,747)	135,128,029
NET ASSETS:
Beginning of period	605,019,528	469,891,499
End of period	$561,066,781	$605,019,528
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–5

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 13.009	$ 11.865	$ 13.275	$ 11.780	$ 10.323	$ 11.396
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.012)	0.111	0.135	0.110	0.131	0.099
Net realized and unrealized gain (loss)	(1.919)	1.588	(1.348)	1.559	1.459	(1.087)
Total from investment operations	(1.931)	1.699	(1.213)	1.669	1.590	(0.988)
Less dividends and distributions from:
Net investment income	—	(0.103)	(0.197)	(0.174)	(0.133)	(0.085)
Net realized gain	—	(0.452)	—	—	—	—
Total dividends and distributions	—	(0.555)	(0.197)	(0.174)	(0.133)	(0.085)
Net asset value, end of period	$ 11.078	$ 13.009	$ 11.865	$ 13.275	$ 11.780	$ 10.323
Total return[5]	(14.84%)	14.56%	(9.14%)	14.16%	15.40%	(8.68%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 92	$ 110	$ 88	$ 127	$ 160	$ 174
Ratio of expenses to average net assets[6]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.31%	0.51%	0.97%	0.96%	0.97%	0.99%
Ratio of net investment income (loss) to average net assets	(0.22%) [7]	0.88%	0.98%	0.89%	1.24%	0.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%) [7]	0.62%	0.26%	0.18%	0.52%	0.14%
Portfolio turnover	13%	9%	3%	4%	22%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–6

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/20[1,2] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 13.000	$ 11.860	$ 13.270	$ 11.778	$ 10.324	$ 11.396
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.027)	0.079	0.100	0.079	0.106	0.071
Net realized and unrealized gain (loss)	(1.917)	1.587	(1.343)	1.556	1.454	(1.085)
Total from investment operations	(1.944)	1.666	(1.243)	1.635	1.560	(1.014)
Less dividends and distributions from:
Net investment income	—	(0.074)	(0.167)	(0.143)	(0.106)	(0.058)
Net realized gain	—	(0.452)	—	—	—	—
Total dividends and distributions	—	(0.526)	(0.167)	(0.143)	(0.106)	(0.058)
Net asset value, end of period	$ 11.056	$ 13.000	$ 11.860	$ 13.270	$ 11.778	$ 10.324
Total return[5]	(14.95%)	14.28%	(9.36%)	13.87%	15.11%	(8.91%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 560,974	$604,909	$469,803	$401,354	$293,408	$190,752
Ratio of expenses to average net assets[6]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.56%	0.76%	1.22%	1.21%	1.22%	1.24%
Ratio of net investment income (loss) to average net assets	(0.47%) [7]	0.63%	0.73%	0.64%	0.99%	0.63%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.53%) [7]	0.37%	0.01%	(0.07%)	0.27%	(0.11%)
Portfolio turnover	13%	9%	3%	4%	22%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–7

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund, which are sub-advised by an unaffiliated adviser, invest primarily in stocks that make up the SSGA Small-Cap Index and SSGA Mid-Cap Index, respectively, and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial Statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.23% of the Fund's
LVIP SSGA SMID Cap Managed Volatility Fund–8

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Effective May 1, 2020, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2020, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceeded 0.25% of the Fund’s average daily net assets for the Standard Class and 0.50% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 215,573	$ 215,573
Effective May 1, 2020, Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed. Prior to May 1,2020, SSGA Funds Management, Inc. was responsible for managing the Fund's volatility management overlay.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$17,319
Legal	3,088
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $23,591 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP SSGA SMID Cap Managed Volatility Fund–9

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2020, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LIAC	$ 25,362
Management fees payable to LIAC	104,229
Distribution fees payable to LFD	115,791
Printing and mailing fees payable to Lincoln Life	23,591
Shareholder servicing fees payable to Lincoln Life	13,434
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-92.27%@
Equity Funds-92.27%@
✧✧LVIP SSGA Mid-Cap Index Fund	$114,846,431	$14,351,217	$14,264,541	$ (3,840,206)	$ (8,855,597)	$102,237,304	9,791,907	$—	$—
✧✧LVIP SSGA Small-Cap Index Fund	459,876,063	59,157,727	51,786,109	(11,126,131)	(40,689,945)	415,431,605	15,126,957	—	—
Total	$574,722,494	$73,508,944	$66,050,650	$(14,966,337)	$(49,545,542)	$517,668,909		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$73,508,944
Sales	66,050,650
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$516,610,829
Aggregate unrealized appreciation of investments and derivatives	$ 22,112,378
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$ 22,112,378
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer
LVIP SSGA SMID Cap Managed Volatility Fund–10

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$517,668,909	$—	$—	$517,668,909
Unaffiliated Investment Company	21,054,298	—	—	21,054,298
Total Investments	$538,723,207	$—	$—	$538,723,207
Derivatives:
Liabilities:
Futures Contracts	$ (6,542,862)	$—	$—	$ (6,542,862)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	650	2,665
Service Class	5,969,884	8,613,089
Shares reinvested:
Standard Class	—	359
Service Class	—	1,861,282
	5,970,534	10,477,395
Shares redeemed:
Standard Class	(793)	(1,991)
Service Class	(1,764,117)	(3,554,919)
	(1,764,910)	(3,556,910)
Net increase	4,205,624	6,920,485
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio
LVIP SSGA SMID Cap Managed Volatility Fund–11

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$—	Variation margin due to broker on futures contracts	$(6,542,862)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(14,758,511)	$(6,975,739)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$8,012,584	$151,765,919
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP SSGA SMID Cap Managed Volatility Fund–12

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–13

LVIP SSGA SMID Cap Managed Volatility Fund
Other Fund Information (unaudited)
On December 2-3, 2019, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of the subadvisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and Schroder Investment Management North America Inc. (“SIMNA”) (the “Subadvisory Agreement”), and the approval of the sub-subadvisory agreement between SIMNA and Schroder Investment Management North America Limited (“SIMNA Ltd.”, and together with SIMNA, the “SIMNA Subadvisers”) (the “Sub-Subadvisory Agreement”), with respect to certain series of the Trust (the “Fund”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the SIMNA Subadvisers prior to and during the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment subadvisory and sub-subadvisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the SIMNA Subadvisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in person presentation from SIMNA, information about proposed subadvisory fees and compliance and regulatory matters and the SIMNA Subadvisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Subadvisory Agreement and Sub-Subadvisory Agreement
The Board determined that, given the totality of the information provided with respect to the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board had received sufficient information to approve the Subadvisory Agreement and the Sub-Subadvisory Agreement for the Fund. In considering the approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent, and Quality of Services. In considering the approval of the proposed Subadvisory Agreement between LIAC and SIMNA on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA under the proposed Subadvisory Agreement. The Board considered the criteria provided by LIAC in recommending SIMNA be appointed a subadviser for the Fund’s managed volatility overlay, including back tested historical modeling. The Board reviewed the services to be provided by SIMNA, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources, and investment approach of SIMNA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by SIMNA were expected to be satisfactory.
In considering the approval of the proposed Sub-Subadvisory Agreement between SIMNA and SIMNA Ltd. on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by SIMNA Ltd. under the proposed Sub-Subadvisory Agreement. The Board considered that SIMNA Ltd. was proposed as a sub-subadviser in order to allow SIMNA to draw on their asset management capabilities. The Board noted that SIMNA would be fully responsible to the Trust for the actions of SIMNA Ltd. The Board concluded that the services to be provided by SIMNA Ltd. were expected to be satisfactory.
Subadvisory Fee, Sub-Subadvisory Fee, and Economies of Scale. The Board noted that the proposed subadvisory fee schedule was lower than the current subadvisory fee for the Fund. The Board considered SIMNA’s statement that it does not currently manage a strategy for another client that is comparable to the services proposed to be provided to the Fund. The Board noted that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees and concluded the proposed subadvisory fee schedule was reasonable. The Board considered that compensation for SIMNA Ltd. would be paid by SIMNA.
Profitability and Fallout Benefits. The Board considered that the proposed subadvisory fee schedule was negotiated between LIAC and SIMNA, an unaffiliated third party, and that LIAC would compensate SIMNA from its fees. The Board noted that compensation, if any, to SIMNA Ltd. would be SIMNA’s responsibility. The Board reviewed materials provided by the SIMNA Subadvisers as to any additional benefits they would receive and noted the SIMNA Subadvisers’ statement that the engagement may attract broker-dealers or investment advisers who may offer the SIMNA Subadvisers the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manger programs.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Subadvisory Agreement and the terms of the proposed Sub-Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement and the Sub-Subadvisory Agreement are in the best interests of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in
LVIP SSGA SMID Cap Managed Volatility Fund–14

LVIP SSGA SMID Cap Managed Volatility Fund
Other Fund Information (unaudited) (continued)
Liquidity Risk Management (continued)
illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP SSGA SMID Cap Managed Volatility Fund–15

LVIP T. Rowe Price Target Date Funds
LVIP T. Rowe Price 2010 Fund
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price 2050 Fund
LVIP T. Rowe Price 2060 Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP T. Rowe Price Target Date Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Target Date Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect expense reimbursements in effect.
LVIP T. Rowe Price 2010 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$999.90	0.27%	$1.34
Service Class Shares	1,000.00	998.80	0.52%	2.58
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.36
Service Class Shares	1,000.00	1,022.30	0.52%	2.61
LVIP T. Rowe Price 2020 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$986.40	0.24%	$1.19
Service Class Shares	1,000.00	985.20	0.49%	2.42
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.24%	$1.21
Service Class Shares	1,000.00	1,022.40	0.49%	2.46

LVIP T. Rowe Price Target Date Funds–1

LVIP T. Rowe Price Target Date Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP T. Rowe Price 2030 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$970.40	0.25%	$1.22
Service Class Shares	1,000.00	969.20	0.50%	2.45
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.25%	$1.26
Service Class Shares	1,000.00	1,022.40	0.50%	2.51
LVIP T. Rowe Price 2040 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$957.60	0.26%	$1.27
Service Class Shares	1,000.00	956.50	0.51%	2.48
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.26%	$1.31
Service Class Shares	1,000.00	1,022.30	0.51%	2.56
LVIP T. Rowe Price 2050 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$951.80	0.27%	$1.31
Service Class Shares	1,000.00	950.60	0.52%	2.52
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.36
Service Class Shares	1,000.00	1,022.30	0.52%	2.61
LVIP T. Rowe Price 2060 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20
Actual**
Standard Class Shares	$1,000.00	$1,079.80	0.27%	$0.47
Service Class Shares	1,000.00	1,079.30	0.52%	0.90
Hypothetical (5% return before expenses)*
Standard Class Shares	$1,000.00	$1,020.90	0.27%	$1.36
Service Class Shares	1,000.00	1,017.10	0.52%	2.61

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
**	The Fund commenced operations on May 1, 2020. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/366 (to reflect the actual since inception).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP T. Rowe Price Target Date Funds–2

LVIP T. Rowe Price Target Date Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2020
LVIP T. Rowe Price 2010 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	46.82%
Investment Companies	46.82%
Equity Funds	16.43%
Fixed Income Fund	24.36%
International Equity Fund	6.03%
Unaffiliated Investments	52.50%
Investment Companies	52.50%
Equity Funds	12.92%
Fixed Income Funds	23.25%
International Equity Funds	6.19%
International Fixed Income Funds	8.78%
Money Market Fund	1.36%
Total Investments	99.32%
Receivables and Other Assets Net of Liabilities	0.68%
Total Net Assets	100.00%
LVIP T. Rowe Price 2020 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	50.22%
Investment Companies	50.22%
Equity Funds	21.64%
Fixed Income Fund	20.75%
International Equity Fund	7.83%
Unaffiliated Investments	50.01%
Investment Companies	50.01%
Equity Funds	17.18%
Fixed Income Funds	15.59%
International Equity Funds	8.10%
International Fixed Income Funds	7.17%
Money Market Fund	1.97%
Total Investments	100.23%
Liabilities Net of Receivables and Other Assets	(0.23%)
Total Net Assets	100.00%
LVIP T. Rowe Price 2030 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	53.64%
Investment Companies	53.64%
Equity Funds	29.08%
Fixed Income Fund	13.99%
International Equity Fund	10.57%
Unaffiliated Investments	46.77%
Investment Companies	46.77%
Equity Funds	23.10%
Fixed Income Funds	6.27%
International Equity Funds	10.93%
International Fixed Income Funds	4.51%
Money Market Fund	1.96%
Total Investments	100.41%
Liabilities Net of Receivables and Other Assets	(0.41%)
Total Net Assets	100.00%

LVIP T. Rowe Price Target Date Funds–3

LVIP T. Rowe Price Target Date Funds
Security Type/Sector Allocations (unaudited) (continued)
LVIP T. Rowe Price 2040 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	53.27%
Investment Companies	53.27%
Equity Funds	33.69%
Fixed Income Fund	6.87%
International Equity Fund	12.71%
Unaffiliated Investments	47.08%
Investment Companies	47.08%
Equity Funds	27.44%
Fixed Income Funds	2.70%
International Equity Funds	13.10%
International Fixed Income Funds	1.97%
Money Market Fund	1.87%
Total Investments	100.35%
Liabilities Net of Receivables and Other Assets	(0.35%)
Total Net Assets	100.00%
LVIP T. Rowe Price 2050 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	53.07%
Investment Companies	53.07%
Equity Funds	35.59%
Fixed Income Fund	4.05%
International Equity Fund	13.43%
Unaffiliated Investments	46.93%
Investment Companies	46.93%
Equity Funds	28.59%
Fixed Income Funds	1.68%
International Equity Funds	13.52%
International Fixed Income Funds	1.26%
Money Market Fund	1.88%
Total Investments	100.00%
Receivables and Other Assets Net of Liabilities	0.00%
Total Net Assets	100.00%
LVIP T. Rowe Price 2060 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	53.25%
Investment Companies	53.25%
Equity Funds	38.22%
Fixed Income Fund	1.24%
International Equity Fund	13.79%
Unaffiliated Investments	45.44%
Investment Companies	45.44%
Equity Funds	32.67%
Fixed Income Fund	0.42%
International Equity Funds	11.77%
International Fixed Income Fund	0.25%
Money Market Fund	0.33%
Total Investments	98.69%
Receivables and Other Assets Net of Liabilities	1.31%
Total Net Assets	100.00%

LVIP T. Rowe Price Target Date Funds–4

LVIP T. Rowe Price 2010 Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–46.82%
INVESTMENT COMPANIES–46.82%
Equity Funds–16.43%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	44,930	$ 469,120
LVIP SSGA S&P 500 Index Fund	175,414	3,560,720
LVIP SSGA Small-Cap Index Fund	16,235	445,863
		4,475,703
Fixed Income Fund–24.36%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	544,998	6,638,623
		6,638,623
International Equity Fund–6.03%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	187,443	1,643,496
		1,643,496
Total Affiliated Investments (Cost $8,404,634)		12,757,822
UNAFFILIATED INVESTMENTS–52.50%
INVESTMENT COMPANIES–52.50%
Equity Funds–12.92%
**T. Rowe Price Emerging Markets Value Stock Fund	1,179	13,278
**T. Rowe Price Growth Stock Fund	14,928	1,194,967
**T. Rowe Price Mid-Cap Growth Fund	2,648	247,874
**T. Rowe Price Mid-Cap Value Fund	9,433	230,256
**T. Rowe Price New Horizons Fund	3,418	245,529
**T. Rowe Price Real Assets Fund	24,438	254,150
**T. Rowe Price Small-Cap Value Fund	5,470	218,542
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	34,135	$ 1,117,591
		3,522,187
Fixed Income Funds–23.25%
**T. Rowe Price High Yield Fund	255,129	1,581,797
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	856,135	4,357,728
**T. Rowe Price U.S. Treasury Long-Term Fund	25,736	396,342
		6,335,867
International Equity Funds–6.19%
**T. Rowe Price Emerging Markets Stock Fund	13,716	582,272
**T. Rowe Price International Stock Fund	32,397	565,978
**T. Rowe Price International Value Equity Fund	45,540	537,824
		1,686,074
International Fixed Income Funds–8.78%
**T. Rowe Price Emerging Markets Bond Fund	114,600	1,221,638
**T. Rowe Price International Bond Fund	116,049	1,169,771
		2,391,409
Money Market Fund–1.36%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	370,651	370,651
		370,651
Total Unaffiliated Investments (Cost $14,295,387)		14,306,188

TOTAL INVESTMENTS–99.32% (Cost $22,700,021)	27,064,010
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.68%	184,006
NET ASSETS APPLICABLE TO 2,805,170 SHARES OUTSTANDING–100.00%	$27,248,016

✧✧ Standard Class shares.
** Institutional Class shares.

LVIP T. Rowe Price Target Date Funds–5

LVIP T. Rowe Price 2010 Fund
Schedule of Investments (continued)
Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–6

LVIP T. Rowe Price 2020 Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–50.22%
INVESTMENT COMPANIES–50.22%
Equity Funds–21.64%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	247,091	$ 2,579,880
LVIP SSGA S&P 500 Index Fund	960,159	19,490,262
LVIP SSGA Small-Cap Index Fund	87,775	2,410,570
		24,480,712
Fixed Income Fund–20.75%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,926,819	23,470,584
		23,470,584
International Equity Fund–7.83%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,009,676	8,852,839
		8,852,839
Total Affiliated Investments (Cost $35,520,407)		56,804,135
UNAFFILIATED INVESTMENTS–50.01%
INVESTMENT COMPANIES–50.01%
Equity Funds–17.18%
**T. Rowe Price Emerging Markets Value Stock Fund	5,896	66,394
**T. Rowe Price Growth Stock Fund	82,190	6,579,293
**T. Rowe Price Mid-Cap Growth Fund	14,239	1,333,060
**T. Rowe Price Mid-Cap Value Fund	50,351	1,229,062
**T. Rowe Price New Horizons Fund	18,013	1,293,913
**T. Rowe Price Real Assets Fund	132,665	1,379,714
**T. Rowe Price Small-Cap Value Fund	29,307	1,170,812
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	194,735	$ 6,375,612
		19,427,860
Fixed Income Funds–15.59%
**T. Rowe Price High Yield Fund	863,380	5,352,956
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	2,037,908	10,372,953
**T. Rowe Price U.S. Treasury Long-Term Fund	123,544	1,902,574
		17,628,483
International Equity Funds–8.10%
**T. Rowe Price Emerging Markets Stock Fund	76,206	3,234,953
**T. Rowe Price International Stock Fund	172,244	3,009,105
**T. Rowe Price International Value Equity Fund	247,144	2,918,769
		9,162,827
International Fixed Income Funds–7.17%
**T. Rowe Price Emerging Markets Bond Fund	378,120	4,030,753
**T. Rowe Price International Bond Fund	404,163	4,073,967
		8,104,720
Money Market Fund–1.97%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	2,234,003	2,234,003
		2,234,003
Total Unaffiliated Investments (Cost $56,775,329)		56,557,893

TOTAL INVESTMENTS–100.23% (Cost $92,295,736)	113,362,028
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(259,544)
NET ASSETS APPLICABLE TO 11,411,715 SHARES OUTSTANDING–100.00%	$113,102,484

✧✧ Standard Class shares.
** Institutional Class shares.

LVIP T. Rowe Price Target Date Funds–7

LVIP T. Rowe Price 2020 Fund
Schedule of Investments (continued)
Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–8

LVIP T. Rowe Price 2030 Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–53.64%
INVESTMENT COMPANIES–53.64%
Equity Funds–29.08%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	454,505	$ 4,745,485
LVIP SSGA S&P 500 Index Fund	1,775,282	36,036,449
LVIP SSGA Small-Cap Index Fund	164,977	4,530,748
		45,312,682
Fixed Income Fund–13.99%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,790,190	21,806,307
		21,806,307
International Equity Fund–10.57%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,878,932	16,474,480
		16,474,480
Total Affiliated Investments (Cost $51,196,380)		83,593,469
UNAFFILIATED INVESTMENTS–46.77%
INVESTMENT COMPANIES–46.77%
Equity Funds–23.10%
**T. Rowe Price Emerging Markets Value Stock Fund	11,767	132,494
**T. Rowe Price Growth Stock Fund	151,533	12,130,189
**T. Rowe Price Mid-Cap Growth Fund	26,816	2,510,556
**T. Rowe Price Mid-Cap Value Fund	95,685	2,335,671
**T. Rowe Price New Horizons Fund	32,381	2,325,944
**T. Rowe Price Real Assets Fund	250,126	2,601,312
**T. Rowe Price Small-Cap Value Fund	56,141	2,242,842
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	358,156	$ 11,726,023
		36,005,031
Fixed Income Funds–6.27%
**T. Rowe Price High Yield Fund	727,085	4,507,926
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	472,418	2,404,610
**T. Rowe Price U.S. Treasury Long-Term Fund	185,947	2,863,580
		9,776,116
International Equity Funds–10.93%
**T. Rowe Price Emerging Markets Stock Fund	141,180	5,993,087
**T. Rowe Price International Stock Fund	316,612	5,531,216
**T. Rowe Price International Value Equity Fund	466,359	5,507,691
		17,031,994
International Fixed Income Funds–4.51%
**T. Rowe Price Emerging Markets Bond Fund	299,615	3,193,894
**T. Rowe Price International Bond Fund	381,120	3,841,694
		7,035,588
Money Market Fund–1.96%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	3,052,582	3,052,582
		3,052,582
Total Unaffiliated Investments (Cost $74,459,051)		72,901,311

TOTAL INVESTMENTS–100.41% (Cost $125,655,431)	156,494,780
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.41%)	(633,984)
NET ASSETS APPLICABLE TO 14,893,111 SHARES OUTSTANDING–100.00%	$155,860,796

✧✧ Standard Class shares.
** Institutional Class shares.

LVIP T. Rowe Price Target Date Funds–9

LVIP T. Rowe Price 2030 Fund
Schedule of Investments (continued)
Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–10

LVIP T. Rowe Price 2040 Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–53.27%
INVESTMENT COMPANIES–53.27%
Equity Funds–33.69%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	402,615	$ 4,203,706
LVIP SSGA S&P 500 Index Fund	1,580,036	32,073,149
LVIP SSGA Small-Cap Index Fund	147,233	4,043,449
		40,320,304
Fixed Income Fund–6.87%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	675,271	8,225,474
		8,225,474
International Equity Fund–12.71%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,734,412	15,207,329
		15,207,329
Total Affiliated Investments (Cost $37,919,815)		63,753,107
UNAFFILIATED INVESTMENTS–47.08%
INVESTMENT COMPANIES–47.08%
Equity Funds–27.44%
**T. Rowe Price Emerging Markets Value Stock Fund	10,896	122,694
**T. Rowe Price Growth Stock Fund	143,008	11,447,831
**T. Rowe Price Mid-Cap Growth Fund	23,985	2,245,451
**T. Rowe Price Mid-Cap Value Fund	85,334	2,083,010
**T. Rowe Price New Horizons Fund	32,026	2,300,425
**T. Rowe Price Real Assets Fund	219,242	2,280,113
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	52,771	$ 2,108,204
**T. Rowe Price Value Fund	313,283	10,256,874
		32,844,602
Fixed Income Funds–2.70%
**T. Rowe Price High Yield Fund	231,867	1,437,573
**T. Rowe Price U.S. Treasury Long-Term Fund	116,848	1,799,457
		3,237,030
International Equity Funds–13.10%
**T. Rowe Price Emerging Markets Stock Fund	130,767	5,551,055
**T. Rowe Price International Stock Fund	297,554	5,198,263
**T. Rowe Price International Value Equity Fund	417,376	4,929,217
		15,678,535
International Fixed Income Funds–1.97%
**T. Rowe Price Emerging Markets Bond Fund	83,221	887,138
**T. Rowe Price International Bond Fund	145,344	1,465,065
		2,352,203
Money Market Fund–1.87%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	2,238,587	2,238,587
		2,238,587
Total Unaffiliated Investments (Cost $57,723,295)		56,350,957

TOTAL INVESTMENTS–100.35% (Cost $95,643,110)	120,104,064
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.35%)	(419,821)
NET ASSETS APPLICABLE TO 12,160,263 SHARES OUTSTANDING–100.00%	$119,684,243

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–11

LVIP T. Rowe Price 2050 Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–53.07%
INVESTMENT COMPANIES–53.07%
Equity Funds–35.59%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	208,842	$ 2,180,517
LVIP SSGA S&P 500 Index Fund	832,487	16,898,664
LVIP SSGA Small-Cap Index Fund	78,133	2,145,775
		21,224,956
Fixed Income Fund–4.05%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	198,309	2,415,602
		2,415,602
International Equity Fund–13.43%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	913,059	8,005,699
		8,005,699
Total Affiliated Investments (Cost $23,506,182)		31,646,257
UNAFFILIATED INVESTMENTS–46.93%
INVESTMENT COMPANIES–46.93%
Equity Funds–28.59%
**T. Rowe Price Emerging Markets Value Stock Fund	5,637	63,478
**T. Rowe Price Growth Stock Fund	72,750	5,823,637
**T. Rowe Price Mid-Cap Growth Fund	12,599	1,179,487
**T. Rowe Price Mid-Cap Value Fund	45,943	1,121,464
**T. Rowe Price New Horizons Fund	16,582	1,191,063
**T. Rowe Price Real Assets Fund	112,305	1,167,977
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	26,868	$ 1,073,381
**T. Rowe Price Value Fund	165,696	5,424,888
		17,045,375
Fixed Income Funds–1.68%
**T. Rowe Price High Yield Fund	64,075	397,265
**T. Rowe Price U.S. Treasury Long-Term Fund	39,363	606,195
		1,003,460
International Equity Funds–13.52%
**T. Rowe Price Emerging Markets Stock Fund	64,778	2,749,828
**T. Rowe Price International Stock Fund	150,016	2,620,777
**T. Rowe Price International Value Equity Fund	227,695	2,689,073
		8,059,678
International Fixed Income Funds–1.26%
**T. Rowe Price Emerging Markets Bond Fund	26,023	277,397
**T. Rowe Price International Bond Fund	46,927	473,026
		750,423
Money Market Fund–1.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	1,120,771	1,120,771
		1,120,771
Total Unaffiliated Investments (Cost $28,562,267)		27,979,707

TOTAL INVESTMENTS–100.00% (Cost $52,068,449)	59,625,964
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	1,073
NET ASSETS APPLICABLE TO 5,788,079 SHARES OUTSTANDING–100.00%	$59,627,037

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–12

LVIP T. Rowe Price 2060 Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–53.25%
INVESTMENT COMPANIES–53.25%
Equity Funds–38.22%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	2,083	$ 21,751
LVIP SSGA S&P 500 Index Fund	9,336	189,507
LVIP SSGA Small-Cap Index Fund	811	22,271
		233,529
Fixed Income Fund–1.24%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	620	7,553
		7,553
International Equity Fund–13.79%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	9,613	84,287
		84,287
Total Affiliated Investments (Cost $304,645)		325,369
UNAFFILIATED INVESTMENTS–45.44%
INVESTMENT COMPANIES–45.44%
Equity Funds–32.67%
**T. Rowe Price Emerging Markets Value Stock Fund	1,433	16,137
**T. Rowe Price Growth Stock Fund	795	63,629
**T. Rowe Price Mid-Cap Growth Fund	114	10,711
**T. Rowe Price Mid-Cap Value Fund	429	10,461
**T. Rowe Price New Horizons Fund	155	11,149
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	1,315	$ 13,674
**T. Rowe Price Small-Cap Value Fund	275	10,986
**T. Rowe Price Value Fund	1,922	62,914
		199,661
Fixed Income Fund–0.42%
**T. Rowe Price U.S. Treasury Long-Term Fund	169	2,604
		2,604
International Equity Funds–11.77%
**T. Rowe Price Emerging Markets Stock Fund	370	15,703
**T. Rowe Price International Stock Fund	1,609	28,109
**T. Rowe Price International Value Equity Fund	2,378	28,089
		71,901
International Fixed Income Fund–0.25%
**T. Rowe Price International Bond Fund	153	1,539
		1,539
Money Market Fund–0.33%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	1,996	1,996
		1,996
Total Unaffiliated Investments (Cost $257,239)		277,701

TOTAL INVESTMENTS–98.69% (Cost $561,884)	603,070
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.31%	8,000
NET ASSETS APPLICABLE TO 56,597 SHARES OUTSTANDING–100.00%	$611,070

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–13

LVIP T. Rowe Price Target Date Funds
Statements of Assets and Liabilities
June 30, 2020 (unaudited)
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
ASSETS:
Unaffiliated investments, at value	$14,306,188	$ 56,557,893	$ 72,901,311	$ 56,350,957	$27,979,707	$277,701
Affiliated investments, at value	12,757,822	56,804,135	83,593,469	63,753,107	31,646,257	325,369
Receivable for fund shares sold	200,342	22,942	146,264	100,336	41,268	—
Dividends and interest receivable	17,969	55,733	41,092	13,110	3,793	10
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	6,156	7,302	5,839	4,869	5,581	14,046
Prepaid expenses	46	189	251	188	90	—
TOTAL ASSETS	27,288,523	113,448,194	156,688,226	120,222,567	59,676,696	617,126
LIABILITIES:
Payable for securities purchased	14,385	46,296	36,934	12,139	3,500	4
Other accrued expenses payable	11,408	9,847	9,927	10,999	11,642	5,784
Payable for fund shares redeemed	7,587	263,210	742,320	482,214	16,225	2
Due to manager and affiliates	7,127	26,357	38,249	32,972	18,292	266
TOTAL LIABILITIES	40,507	345,710	827,430	538,324	49,659	6,056
TOTAL NET ASSETS	$27,248,016	$113,102,484	$155,860,796	$119,684,243	$59,627,037	$611,070
Unaffiliated investments, at cost	$14,295,387	$ 56,775,329	$ 74,459,051	$ 57,723,295	$28,562,267	$257,239
Affiliated investments, at cost	8,404,634	35,520,407	51,196,380	37,919,815	23,506,182	304,645
Standard Class:
Net Assets	$20,160,682	$ 93,917,041	$126,393,951	$ 88,025,381	$43,165,312	$442,863
Shares Outstanding	2,074,334	9,473,168	12,073,578	8,932,997	4,184,155	41,012
Net Asset Value Per Share	$ 9.719	$ 9.914	$ 10.469	$ 9.854	$ 10.316	$ 10.798
Service Class:
Net Assets	$ 7,087,334	$ 19,185,443	$ 29,466,845	$ 31,658,862	$16,461,725	$168,207
Shares Outstanding	730,836	1,938,547	2,819,533	3,227,266	1,603,924	15,585
Net Asset Value Per Share	$ 9.698	$ 9.897	$ 10.451	$ 9.810	$ 10.263	$ 10.793
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$24,395,856	$ 99,299,519	$134,571,062	$104,510,201	$54,590,227	$569,301
Distributable earnings/(accumulated loss)	2,852,160	13,802,965	21,289,734	15,174,042	5,036,810	41,769
TOTAL NET ASSETS	$27,248,016	$113,102,484	$155,860,796	$119,684,243	$59,627,037	$611,070
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–14

LVIP T. Rowe Price Target Date Funds
Statements of Operations
Six Months Ended June 30, 2020 (unaudited)
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund 5/1/20* to 6/30/20
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 108,653	$ 334,214	$ 261,851	$ 94,154	$ 27,775	$ 21
EXPENSES:
Management fees	25,668	104,735	143,557	108,617	52,650	175
Accounting and administration expenses	21,248	24,444	25,945	24,537	22,296	6,422
Professional fees	12,671	13,294	13,593	14,851	12,882	6,205
Distribution fees-Service Class	8,875	23,541	35,383	37,364	19,328	66
Shareholder servicing fees	3,918	15,986	21,911	16,578	8,036	27
Reports and statements to shareholders	1,455	3,184	4,910	5,583	4,786	6,806
Consulting fees	1,308	1,361	1,383	1,361	1,325	2
Custodian fees	1,072	1,977	1,832	890	732	250
Trustees’ fees and expenses	383	1,572	2,116	1,601	761	24
Pricing fees	229	228	228	223	223	67
Other	1,172	1,710	1,813	1,665	1,295	1,252
	77,999	192,032	252,671	213,270	124,314	21,296
Less:
Expenses reimbursed	(32,649)	(36,194)	(28,397)	(27,273)	(30,168)	(20,983)
Total operating expenses	45,350	155,838	224,274	185,997	94,146	313
NET INVESTMENT INCOME (LOSS)	63,303	178,376	37,577	(91,843)	(66,371)	(292)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	121,174	608,221	(476,667)	(205,688)	(100,344)	395
Sale of unaffiliated investments	(56,742)	(399,177)	(79,175)	(93,427)	6,136	480
Net realized gain (loss)	64,432	209,044	(555,842)	(299,115)	(94,208)	875
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(119,821)	(1,693,327)	(2,457,894)	(2,808,917)	(1,406,296)	20,724
Unaffiliated investments	(152,565)	(827,142)	(2,195,481)	(2,008,817)	(1,037,291)	20,462
Net change in unrealized appreciation (depreciation)	(272,386)	(2,520,469)	(4,653,375)	(4,817,734)	(2,443,587)	41,186
NET REALIZED AND UNREALIZED GAIN (LOSS)	(207,954)	(2,311,425)	(5,209,217)	(5,116,849)	(2,537,795)	42,061
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS	$(144,651)	$(2,133,049)	$(5,171,640)	$(5,208,692)	$(2,604,166)	$ 41,769

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–15

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets
	LVIP T. Rowe Price 2010 Fund		LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 63,303	$ 550,542	$ 178,376	$ 2,234,729	$ 37,577	$ 2,697,940
Net realized gain (loss)	64,432	711,393	209,044	3,093,009	(555,842)	3,513,355
Net change in unrealized appreciation (depreciation)	(272,386)	3,098,431	(2,520,469)	15,115,406	(4,653,375)	24,252,597
Net increase (decrease) in net assets resulting from operations	(144,651)	4,360,366	(2,133,049)	20,443,144	(5,171,640)	30,463,892
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,515,410)	—	(19,607,340)	—	(20,655,990)
Service Class	—	(1,525,725)	—	(4,002,024)	—	(4,541,972)
	—	(6,041,135)	—	(23,609,364)	—	(25,197,962)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,819,381	5,955,109	25,398,462	36,529,790	22,917,750	39,098,649
Service Class	246,548	2,594,926	853,728	1,345,568	1,337,733	2,769,474
Reinvestment of dividends and distributions:
Standard Class	—	4,515,410	—	19,607,340	—	20,655,990
Service Class	—	1,525,725	—	4,002,024	—	4,541,972
	2,065,929	14,591,170	26,252,190	61,484,722	24,255,483	67,066,085
Cost of shares redeemed:
Standard Class	(2,900,009)	(8,906,348)	(28,790,812)	(45,217,593)	(25,416,873)	(43,686,305)
Service Class	(827,873)	(3,145,102)	(1,692,922)	(4,613,177)	(1,302,056)	(4,090,634)
	(3,727,882)	(12,051,450)	(30,483,734)	(49,830,770)	(26,718,929)	(47,776,939)
Increase (decrease) in net assets derived from capital share transactions	(1,661,953)	2,539,720	(4,231,544)	11,653,952	(2,463,446)	19,289,146
NET INCREASE (DECREASE) IN NET ASSETS	(1,806,604)	858,951	(6,364,593)	8,487,732	(7,635,086)	24,555,076
NET ASSETS:
Beginning of period	29,054,620	28,195,669	119,467,077	110,979,345	163,495,882	138,940,806
End of period	$27,248,016	$ 29,054,620	$113,102,484	$119,467,077	$155,860,796	$163,495,882
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–16

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets (continued)
	LVIP T. Rowe Price 2040 Fund		LVIP T. Rowe Price 2050 Fund
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (91,843)	$ 1,818,900	$ (66,371)	$ 830,320
Net realized gain (loss)	(299,115)	2,403,136	(94,208)	1,187,733
Net change in unrealized appreciation (depreciation)	(4,817,734)	20,364,300	(2,443,587)	9,275,366
Net increase (decrease) in net assets resulting from operations	(5,208,692)	24,586,336	(2,604,166)	11,293,419
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(14,440,784)	—	(4,369,688)
Service Class	—	(4,864,667)	—	(1,668,817)
	—	(19,305,451)	—	(6,038,505)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,535,611	18,719,705	5,168,566	10,889,670
Service Class	1,929,967	4,308,504	1,081,097	2,344,958
Reinvestment of dividends and distributions:
Standard Class	—	14,440,784	—	4,369,688
Service Class	—	4,864,667	—	1,668,817
	9,465,578	42,333,660	6,249,663	19,273,133
Cost of shares redeemed:
Standard Class	(7,981,783)	(21,302,364)	(2,202,580)	(8,777,198)
Service Class	(752,821)	(4,310,949)	(510,250)	(739,523)
	(8,734,604)	(25,613,313)	(2,712,830)	(9,516,721)
Increase (decrease) in net assets derived from capital share transactions	730,974	16,720,347	3,536,833	9,756,412
NET INCREASE (DECREASE) IN NET ASSETS	(4,477,718)	22,001,232	932,667	15,011,326
NET ASSETS:
Beginning of period	124,161,961	102,160,729	58,694,370	43,683,044
End of period	$119,684,243	$124,161,961	$59,627,037	$58,694,370
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–17

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets (continued)
LVIP T. Rowe Price 2060 Fund
5/1/20* to 6/30/20 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (292)
Net realized gain (loss)	875
Net change in unrealized appreciation (depreciation)	41,186
Net increase (decrease) in net assets resulting from operations	41,769
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	413,077
Service Class	157,034
570,111
Cost of shares redeemed:
Standard Class	(49)
Service Class	(761)
(810)
Increase (decrease) in net assets derived from capital share transactions	569,301
NET INCREASE (DECREASE) IN NET ASSETS	611,070
NET ASSETS:
Beginning of period	—
End of period	$611,070

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–18

LVIP T. Rowe Price 2010 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2010 Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 9.719	$ 10.438	$ 11.902	$ 11.191	$ 11.379	$ 12.448
Income (loss) from investment operations:
Net investment income[4]	0.025	0.202	0.189	0.202	0.197	0.208
Net realized and unrealized gain (loss)	(0.025)	1.372	(0.656)	0.873	0.306	(0.413)
Total from investment operations	—	1.574	(0.467)	1.075	0.503	(0.205)
Less dividends and distributions from:
Net investment income	—	(0.295)	(0.240)	(0.224)	(0.224)	(0.224)
Net realized gain	—	(1.998)	(0.757)	(0.140)	(0.467)	(0.640)
Total dividends and distributions	—	(2.293)	(0.997)	(0.364)	(0.691)	(0.864)
Net asset value, end of period	$ 9.719	$ 9.719	$ 10.438	$ 11.902	$ 11.191	$ 11.379
Total return[5]	(0.01%)	15.73%	(4.22%)	9.64%	4.44%	(1.61%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 20,161	$ 21,367	$ 21,055	$27,961	$31,758	$ 31,507
Ratio of expenses to average net assets[6]	0.27%	0.27%	0.27%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.51%	0.49%	0.50%	0.47%	0.43%	0.44%
Ratio of net investment income to average net assets	0.53% [7]	1.88%	1.63%	1.72%	1.71%	1.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.29% [7]	1.66%	1.40%	1.55%	1.58%	1.54%
Portfolio turnover	13%	22%	74%	29%	47%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–19

LVIP T. Rowe Price 2010 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2010 Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 9.709	$ 10.433	$ 11.895	$ 11.186	$ 11.375	$ 12.443
Income (loss) from investment operations:
Net investment income[4]	0.013	0.175	0.160	0.172	0.168	0.177
Net realized and unrealized gain (loss)	(0.024)	1.368	(0.654)	0.872	0.305	(0.412)
Total from investment operations	(0.011)	1.543	(0.494)	1.044	0.473	(0.235)
Less dividends and distributions from:
Net investment income	—	(0.269)	(0.211)	(0.195)	(0.195)	(0.193)
Net realized gain	—	(1.998)	(0.757)	(0.140)	(0.467)	(0.640)
Total dividends and distributions	—	(2.267)	(0.968)	(0.335)	(0.662)	(0.833)
Net asset value, end of period	$ 9.698	$ 9.709	$ 10.433	$ 11.895	$ 11.186	$ 11.375
Total return[5]	(0.12%)	15.43%	(4.46%)	9.36%	4.17%	(1.85%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 7,087	$ 7,688	$ 7,141	$ 7,849	$ 7,001	$ 6,455
Ratio of expenses to average net assets[6]	0.52%	0.52%	0.52%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.76%	0.74%	0.75%	0.72%	0.68%	0.69%
Ratio of net investment income to average net assets	0.28% [7]	1.63%	1.38%	1.47%	1.46%	1.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.04% [7]	1.41%	1.15%	1.30%	1.33%	1.29%
Portfolio turnover	13%	22%	74%	29%	47%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–20

LVIP T. Rowe Price 2020 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 10.050	$ 10.458	$ 11.910	$ 11.206	$ 11.222	$ 12.110
Income (loss) from investment operations:
Net investment income[4]	0.017	0.210	0.202	0.207	0.214	0.210
Net realized and unrealized gain (loss)	(0.153)	1.681	(0.826)	1.129	0.283	(0.480)
Total from investment operations	(0.136)	1.891	(0.624)	1.336	0.497	(0.270)
Less dividends and distributions from:
Net investment income	—	(0.293)	(0.218)	(0.231)	(0.231)	(0.219)
Net realized gain	—	(2.006)	(0.610)	(0.401)	(0.282)	(0.399)
Total dividends and distributions	—	(2.299)	(0.828)	(0.632)	(0.513)	(0.618)
Net asset value, end of period	$ 9.914	$ 10.050	$ 10.458	$ 11.910	$ 11.206	$ 11.222
Total return[5]	(1.36%)	18.93%	(5.58%)	12.03%	4.45%	(2.21%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 93,917	$ 99,074	$ 90,847	$105,395	$111,809	$123,071
Ratio of expenses to average net assets[6]	0.24%	0.24%	0.25%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.31%	0.32%	0.36%	0.34%	0.32%	0.31%
Ratio of net investment income to average net assets	0.37% [7]	1.92%	1.72%	1.76%	1.89%	1.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.30% [7]	1.84%	1.61%	1.72%	1.87%	1.73%
Portfolio turnover	16%	16%	71%	24%	28%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–21

LVIP T. Rowe Price 2020 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 10.045	$ 10.456	$ 11.906	$ 11.204	$ 11.220	$ 12.107
Income (loss) from investment operations:
Net investment income[4]	0.006	0.182	0.172	0.178	0.186	0.180
Net realized and unrealized gain (loss)	(0.154)	1.680	(0.824)	1.126	0.283	(0.479)
Total from investment operations	(0.148)	1.862	(0.652)	1.304	0.469	(0.299)
Less dividends and distributions from:
Net investment income	—	(0.267)	(0.188)	(0.201)	(0.203)	(0.189)
Net realized gain	—	(2.006)	(0.610)	(0.401)	(0.282)	(0.399)
Total dividends and distributions	—	(2.273)	(0.798)	(0.602)	(0.485)	(0.588)
Net asset value, end of period	$ 9.897	$ 10.045	$ 10.456	$ 11.906	$ 11.204	$ 11.220
Total return[5]	(1.48%)	18.64%	(5.82%)	11.75%	4.20%	(2.45%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 19,185	$ 20,393	$ 20,132	$ 24,795	$23,799	$ 23,613
Ratio of expenses to average net assets[6]	0.49%	0.49%	0.50%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.56%	0.57%	0.61%	0.59%	0.57%	0.56%
Ratio of net investment income to average net assets	0.12% [7]	1.67%	1.47%	1.51%	1.64%	1.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.05% [7]	1.59%	1.36%	1.47%	1.62%	1.48%
Portfolio turnover	16%	16%	71%	24%	28%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–22

LVIP T. Rowe Price 2030 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 10.788	$ 10.447	$ 11.841	$ 10.851	$ 10.930	$ 12.174
Income (loss) from investment operations:
Net investment income[4]	0.005	0.200	0.189	0.204	0.200	0.209
Net realized and unrealized gain (loss)	(0.324)	2.026	(1.062)	1.250	0.205	(0.539)
Total from investment operations	(0.319)	2.226	(0.873)	1.454	0.405	(0.330)
Less dividends and distributions from:
Net investment income	—	(0.263)	(0.204)	(0.231)	(0.218)	(0.205)
Net realized gain	—	(1.622)	(0.317)	(0.233)	(0.266)	(0.709)
Total dividends and distributions	—	(1.885)	(0.521)	(0.464)	(0.484)	(0.914)
Net asset value, end of period	$ 10.469	$ 10.788	$ 10.447	$ 11.841	$ 10.851	$ 10.930
Total return[5]	(2.96%)	22.15%	(7.59%)	13.47%	3.72%	(2.66%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$126,394	$133,104	$112,819	$131,624	$131,282	$136,001
Ratio of expenses to average net assets[6]	0.25%	0.25%	0.25%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.29%	0.30%	0.35%	0.33%	0.32%	0.31%
Ratio of net investment income to average net assets	0.10% [7]	1.78%	1.63%	1.77%	1.83%	1.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.06% [7]	1.73%	1.53%	1.74%	1.81%	1.73%
Portfolio turnover	15%	12%	67%	20%	31%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–23

LVIP T. Rowe Price 2030 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 10.783	$ 10.447	$ 11.838	$ 10.849	$ 10.930	$ 12.172
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.008)	0.172	0.160	0.175	0.173	0.178
Net realized and unrealized gain (loss)	(0.324)	2.023	(1.059)	1.249	0.202	(0.536)
Total from investment operations	(0.332)	2.195	(0.899)	1.424	0.375	(0.358)
Less dividends and distributions from:
Net investment income	—	(0.237)	(0.175)	(0.202)	(0.190)	(0.175)
Net realized gain	—	(1.622)	(0.317)	(0.233)	(0.266)	(0.709)
Total dividends and distributions	—	(1.859)	(0.492)	(0.435)	(0.456)	(0.884)
Net asset value, end of period	$ 10.451	$ 10.783	$ 10.447	$ 11.838	$ 10.849	$ 10.930
Total return[5]	(3.08%)	21.84%	(7.82%)	13.19%	3.45%	(2.90%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 29,467	$ 30,392	$ 26,121	$ 29,277	$24,338	$ 23,529
Ratio of expenses to average net assets[6]	0.50%	0.50%	0.50%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.54%	0.55%	0.60%	0.58%	0.57%	0.56%
Ratio of net investment income (loss) to average net assets	(0.15%) [7]	1.53%	1.38%	1.52%	1.58%	1.49%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.19%) [7]	1.48%	1.28%	1.49%	1.56%	1.48%
Portfolio turnover	15%	12%	67%	20%	31%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–24

LVIP T. Rowe Price 2040 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 10.290	$ 9.851	$ 11.399	$ 10.337	$ 10.346	$ 11.655
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.005)	0.176	0.167	0.200	0.185	0.196
Net realized and unrealized gain (loss)	(0.431)	2.131	(1.122)	1.304	0.207	(0.577)
Total from investment operations	(0.436)	2.307	(0.955)	1.504	0.392	(0.381)
Less dividends and distributions from:
Net investment income	—	(0.227)	(0.179)	(0.225)	(0.198)	(0.189)
Net realized gain	—	(1.641)	(0.414)	(0.217)	(0.203)	(0.739)
Total dividends and distributions	—	(1.868)	(0.593)	(0.442)	(0.401)	(0.928)
Net asset value, end of period	$ 9.854	$ 10.290	$ 9.851	$ 11.399	$ 10.337	$ 10.346
Total return[5]	(4.24%)	24.44%	(8.72%)	14.63%	3.81%	(3.22%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 88,025	$ 92,296	$ 76,482	$ 87,523	$86,980	$ 87,556
Ratio of expenses to average net assets[6]	0.26%	0.26%	0.26%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.31%	0.32%	0.37%	0.36%	0.34%	0.33%
Ratio of net investment income (loss) to average net assets	(0.10%) [7]	1.65%	1.50%	1.81%	1.78%	1.70%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.15%) [7]	1.59%	1.39%	1.75%	1.74%	1.67%
Portfolio turnover	9%	10%	65%	27%	27%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–25

LVIP T. Rowe Price 2040 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 10.256	$ 9.828	$ 11.372	$ 10.315	$ 10.325	$ 11.634
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.016)	0.149	0.139	0.172	0.158	0.166
Net realized and unrealized gain (loss)	(0.430)	2.123	(1.117)	1.300	0.207	(0.575)
Total from investment operations	(0.446)	2.272	(0.978)	1.472	0.365	(0.409)
Less dividends and distributions from:
Net investment income	—	(0.203)	(0.152)	(0.198)	(0.172)	(0.161)
Net realized gain	—	(1.641)	(0.414)	(0.217)	(0.203)	(0.739)
Total dividends and distributions	—	(1.844)	(0.566)	(0.415)	(0.375)	(0.900)
Net asset value, end of period	$ 9.810	$ 10.256	$ 9.828	$ 11.372	$ 10.315	$ 10.325
Total return[5]	(4.35%)	24.13%	(8.95%)	14.34%	3.55%	(3.46%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 31,659	$ 31,866	$ 25,678	$ 28,249	$23,376	$ 22,486
Ratio of expenses to average net assets[6]	0.51%	0.51%	0.51%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.56%	0.57%	0.62%	0.61%	0.59%	0.58%
Ratio of net investment income (loss) to average net assets	(0.35%) [7]	1.40%	1.25%	1.56%	1.53%	1.45%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40%) [7]	1.34%	1.14%	1.50%	1.49%	1.42%
Portfolio turnover	9%	10%	65%	27%	27%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–26

LVIP T. Rowe Price 2050 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 10.838	$ 9.705	$ 10.912	$ 9.514	$ 9.345	$ 9.888
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.008)	0.179	0.168	0.187	0.189	0.186
Net realized and unrealized gain (loss)	(0.514)	2.196	(1.093)	1.440	0.222	(0.554)
Total from investment operations	(0.522)	2.375	(0.925)	1.627	0.411	(0.368)
Less dividends and distributions from:
Net investment income	—	(0.218)	(0.186)	(0.213)	(0.182)	(0.157)
Net realized gain	—	(1.024)	(0.096)	(0.016)	(0.060)	(0.018)
Total dividends and distributions	—	(1.242)	(0.282)	(0.229)	(0.242)	(0.175)
Net asset value, end of period	$ 10.316	$ 10.838	$ 9.705	$ 10.912	$ 9.514	$ 9.345
Total return[5]	(4.82%)	25.15%	(8.47%)	17.11%	4.41%	(3.75%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 43,165	$ 42,023	$ 31,731	$ 33,407	$28,659	$ 24,406
Ratio of expenses to average net assets[6]	0.27%	0.27%	0.27%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.38%	0.40%	0.46%	0.47%	0.50%	0.54%
Ratio of net investment income (loss) to average net assets	(0.17%) [7]	1.66%	1.54%	1.80%	2.01%	1.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%) [7]	1.53%	1.35%	1.63%	1.81%	1.63%
Portfolio turnover	10%	6%	62%	34%	23%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–27

LVIP T. Rowe Price 2050 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 10.796	$ 9.681	$ 10.884	$ 9.491	$ 9.324	$ 9.866
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.021)	0.152	0.140	0.161	0.165	0.160
Net realized and unrealized gain (loss)	(0.512)	2.181	(1.086)	1.435	0.221	(0.552)
Total from investment operations	(0.533)	2.333	(0.946)	1.596	0.386	(0.392)
Less dividends and distributions from:
Net investment income	—	(0.194)	(0.161)	(0.187)	(0.159)	(0.132)
Net realized gain	—	(1.024)	(0.096)	(0.016)	(0.060)	(0.018)
Total dividends and distributions	—	(1.218)	(0.257)	(0.203)	(0.219)	(0.150)
Net asset value, end of period	$ 10.263	$ 10.796	$ 9.681	$ 10.884	$ 9.491	$ 9.324
Total return[5]	(4.94%)	24.77%	(8.70%)	16.82%	4.15%	(3.98%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 16,462	$ 16,671	$ 11,952	$ 11,498	$ 7,708	$ 5,011
Ratio of expenses to average net assets[6]	0.52%	0.52%	0.52%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.63%	0.65%	0.71%	0.72%	0.75%	0.79%
Ratio of net investment income (loss) to average net assets	(0.42%) [7]	1.41%	1.29%	1.55%	1.76%	1.62%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.53%) [7]	1.28%	1.10%	1.38%	1.56%	1.38%
Portfolio turnover	10%	6%	62%	34%	23%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–28

LVIP T. Rowe Price 2060 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund
	Standard Class 5/1/20* to 6/30/20 (unaudited)	Service Class 5/1/20* to 6/30/20 (unaudited)

Net asset value, beginning of period	$ 10.000	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.004)	(0.009)
Net realized and unrealized gain	0.802	0.802
Total from investment operations	0.798	0.793
Less dividends and distributions from:
Net asset value, end of period	$ 10.798	$ 10.793
Total return[2]	7.98%	7.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 443	$ 168
Ratio of expenses to average net assets	0.27%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	23.12%	23.37%
Ratio of net investment income (loss) to average net assets	(0.25%) [3]	(0.50%) [3]
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(23.10%) [3]	(23.35%) [3]
Portfolio turnover	105%	105%

*	Date of commencement of operations.
[1]	The average shares outstanding method has been applied for per share information.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[3]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
LVIP T. Rowe Price Target Date Funds–29

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price 2010 Fund, LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund and LVIP T. Rowe Price 2060 Fund (each, a Fund, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment companies, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Funds are T. Rowe Price target date funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.
Each Fund’s investment objective is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2020, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP T. Rowe Price Target Date Funds–30

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.19% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
LIAC has contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceed the following percentages of average daily net assets for each Fund. The reimbursement is accrued daily and received monthly.
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Standard Class	0.27%	0.24%	0.25%	0.26%	0.27%	0.27%
Service Class	0.52%	0.49%	0.50%	0.51%	0.52%	0.52%
LIAC retains the right to receive reimbursements of excess amounts waived or paid by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2020, LIAC has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	Total
LVIP T. Rowe Price 2010 Fund	$46,377	$ 46,377
LVIP T. Rowe Price 2020 Fund	$49,172	$ 49,172
LVIP T. Rowe Price 2030 Fund	$37,536	$ 37,536
LVIP T. Rowe Price 2040 Fund	$38,458	$ 38,458
LVIP T. Rowe Price 2050 Fund	$43,954	$ 43,954
T. Rowe Price Associates, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Funds, pays T. Rowe Price Associates, Inc. a fee based on each Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Administrative	$858	$3,518	$4,770	$3,599	$1,733	$3
Legal	153	627	850	642	309	1
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP T. Rowe Price Target Date Funds–31

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2020, these fees were as follows:
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Printing and mailing	$714	$2,064	$3,625	$4,477	$3,944	$125
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Expense reimbursement receivable due from LIAC	$6,156	$ 7,302	$ 5,839	$ 4,869	$5,581	$14,046
Management fees payable to LIAC	4,216	17,397	24,466	18,629	9,240	93
Distribution fees payable to LFD	1,456	3,954	6,059	6,468	3,360	34
Printing and mailing fees payable to Lincoln Life	811	2,351	3,990	5,032	4,282	125
Shareholder servicing fees payable to Lincoln Life	644	2,655	3,734	2,843	1,410	14
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
At June 30, 2020, Lincoln Life directly owned 88.34% of LVIP T. Rowe Price 2060 Fund.
LVIP T. Rowe Price Target Date Funds–32

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
LVIP T. Rowe Price 2010 Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-46.82%@
Equity Funds-16.43%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 527,838	$ 125,000	$ 140,000	$ (39,798)	$ (3,920)	$ 469,120	44,930	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	3,657,966	735,000	725,000	90,065	(197,311)	3,560,720	175,414	—	—
✧✧LVIP SSGA Small-Cap Index Fund	503,773	105,000	115,000	(21,133)	(26,777)	445,863	16,235	—	—
Fixed Income Fund-24.36%@
✧✧LVIP SSGA Bond Index Fund	7,273,204	560,000	1,595,000	107,704	292,715	6,638,623	544,998	—	—
International Equity Fund-6.03%@
✧✧LVIP SSGA International Index Fund	1,838,688	365,000	360,000	(15,664)	(184,528)	1,643,496	187,443	—	—
Total	$13,801,469	$1,890,000	$2,935,000	$121,174	$(119,821)	$12,757,822		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2020 Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-50.22%@
Equity Funds-21.64%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 3,064,420	$ 630,000	$ 815,000	$(253,804)	$ (45,736)	$ 2,579,880	247,091	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	21,058,112	2,685,000	3,580,000	557,534	(1,230,384)	19,490,262	960,159	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,929,339	350,000	525,000	(82,575)	(261,194)	2,410,570	87,775	—	—
Fixed Income Fund-20.75%@
✧✧LVIP SSGA Bond Index Fund	25,439,352	4,380,000	7,690,000	346,083	995,149	23,470,584	1,926,819	—	—
International Equity Fund-7.83%@
✧✧LVIP SSGA International Index Fund	10,588,018	1,550,000	2,175,000	40,983	(1,151,162)	8,852,839	1,009,676	—	—
Total	$63,079,241	$9,595,000	$14,785,000	$ 608,221	$(1,693,327)	$56,804,135		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds–33

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2030 Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-53.64%@
Equity Funds-29.08%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 5,359,884	$ 865,000	$ 930,000	$(288,867)	$ (260,532)	$ 4,745,485	454,505	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	36,970,136	4,580,000	4,420,000	(84,603)	(1,009,084)	36,036,449	1,775,282	—	—
✧✧LVIP SSGA Small-Cap Index Fund	5,146,710	975,000	1,075,000	(237,445)	(278,517)	4,530,748	164,976	—	—
Fixed Income Fund-13.99%@
✧✧LVIP SSGA Bond Index Fund	23,276,653	5,255,000	7,970,000	343,860	900,794	21,806,307	1,790,190	—	—
International Equity Fund-10.57%@
✧✧LVIP SSGA International Index Fund	18,779,647	2,650,000	2,935,000	(209,612)	(1,810,555)	16,474,480	1,878,932	—	—
Total	$89,533,030	$14,325,000	$17,330,000	$(476,667)	$(2,457,894)	$83,593,469		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2040 Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-53.27%@
Equity Funds-33.69%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 4,602,778	$ 655,000	$ 625,000	$(176,847)	$ (252,225)	$ 4,203,706	402,615	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	32,341,370	1,925,000	1,300,000	7,428	(900,649)	32,073,149	1,580,036	—	—
✧✧LVIP SSGA Small-Cap Index Fund	4,448,523	645,000	600,000	(150,845)	(299,229)	4,043,449	147,233	—	—
Fixed Income Fund-6.87%@
✧✧LVIP SSGA Bond Index Fund	10,484,818	1,690,000	4,450,000	196,698	303,958	8,225,474	675,271	—	—
International Equity Fund-12.71%@
✧✧LVIP SSGA International Index Fund	16,550,223	1,175,000	775,000	(82,122)	(1,660,772)	15,207,329	1,734,412	—	—
Total	$68,427,712	$6,090,000	$7,750,000	$(205,688)	$(2,808,917)	$63,753,107		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds–34

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2050 Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-53.07%@
Equity Funds-35.59%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 2,330,534	$ 290,000	$ 230,000	$ (43,574)	$ (166,443)	$ 2,180,517	208,842	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	16,193,005	1,935,000	855,000	4,522	(378,863)	16,898,664	832,487	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,171,217	435,000	250,000	(62,869)	(147,572)	2,145,775	78,133	—	—
Fixed Income Fund-4.05%@
✧✧LVIP SSGA Bond Index Fund	3,374,494	638,000	1,750,000	67,482	85,625	2,415,602	198,309	—	—
International Equity Fund-13.43%@
✧✧LVIP SSGA International Index Fund	8,135,648	1,030,000	295,000	(65,905)	(799,043)	8,005,699	913,059	—	—
Total	$32,204,898	$4,328,000	$3,380,000	$(100,344)	$(1,406,296)	$31,646,257		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2060 Fund
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-53.25%@
Equity Funds-38.22%@
LVIP SSGA Mid-Cap Index Fund	$—	$ 20,200	$ —	$ —	$ 1,551	$ 21,751	2,083	$—	$—
LVIP SSGA S&P 500 Index Fund	—	184,500	6,000	211	10,796	189,507	9,336	—	—
LVIP SSGA Small-Cap Index Fund	—	20,400	—	—	1,871	22,271	811	—	—
Fixed Income Fund-1.24%@
LVIP SSGA Bond Index Fund	—	7,500	—	—	53	7,553	620	—	—
International Equity Fund-13.79%@
LVIP SSGA International Index Fund	—	79,900	2,250	184	6,453	84,287	9,613	—	—
Total	$—	$312,500	$8,250	$395	$20,724	$325,369		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
LVIP T. Rowe Price Target Date Funds–35

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Purchases	$3,523,496	$17,900,939	$23,462,700	$10,527,708	$7,077,044	$1,143,684
Sales	5,865,000	28,735,000	31,415,000	13,625,000	5,660,000	582,675
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Cost of investments	$22,700,021	$92,295,736	$125,655,431	$95,643,110	$52,068,449	$561,884
Aggregate unrealized appreciation of investments	$ 4,855,584	$23,449,722	$ 36,099,446	$29,181,668	$ 9,643,615	$ 41,187
Aggregate unrealized depreciation of investments	(491,595)	(2,383,430)	(5,260,097)	(4,720,714)	(2,086,100)	(1)
Net unrealized appreciation of investments	$ 4,363,989	$21,066,292	$ 30,839,349	$24,460,954	$ 7,557,515	$ 41,186
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statements of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP T. Rowe Price Target Date Funds–36

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2020:
Level 1	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Investments:
Assets:
Affiliated Investment Companies	$12,757,822	$ 56,804,135	$ 83,593,469	$ 63,753,107	$31,646,257	$325,369
Unaffiliated Investment Companies	14,306,188	56,557,893	72,901,311	56,350,957	27,979,707	277,701
Total Investments	$27,064,010	$113,362,028	$156,494,780	$120,104,064	$59,625,964	$603,070
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP T. Rowe Price 2010 Fund		LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/20	12/31/19	6/30/20	12/31/19	6/30/20	12/31/19
Shares sold:
Standard Class	195,017	557,478	2,689,580	3,389,536	2,271,659	3,505,511
Service Class	26,019	236,103	89,582	122,298	132,238	244,623
Shares reinvested:
Standard Class	—	466,278	—	1,979,171	—	1,963,923
Service Class	—	157,945	—	404,927	—	432,813
	221,036	1,417,804	2,779,162	5,895,932	2,403,897	6,146,870
Shares redeemed:
Standard Class	(319,253)	(842,249)	(3,074,327)	(4,198,000)	(2,536,157)	(3,930,585)
Service Class	(86,997)	(286,638)	(181,178)	(422,438)	(131,198)	(359,379)
	(406,250)	(1,128,887)	(3,255,505)	(4,620,438)	(2,667,355)	(4,289,964)
Net increase (decrease)	(185,214)	288,917	(476,343)	1,275,494	(263,458)	1,856,906

LVIP T. Rowe Price Target Date Funds–37

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	LVIP T. Rowe Price 2040 Fund		LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	5/1/20 * to
	6/30/20	12/31/19	6/30/20	12/31/19	6/30/20
Shares sold:
Standard Class	801,221	1,770,846	530,298	1,012,239	41,017
Service Class	201,451	406,639	110,666	218,508	15,654
Shares reinvested:
Standard Class	—	1,450,939	—	417,554	—
Service Class	—	491,259	—	160,374	—
	1,002,672	4,119,683	640,964	1,808,675	56,671
Shares redeemed:
Standard Class	(838,105)	(2,015,993)	(223,531)	(822,086)	(5)
Service Class	(81,201)	(403,590)	(50,960)	(69,209)	(69)
	(919,306)	(2,419,583)	(274,491)	(891,295)	(74)
Net increase (decrease)	83,366	1,700,100	366,473	917,380	56,597

*	Date of commencement of operations.
5. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
6. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Funds' financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP T. Rowe Price Target Date Funds–38

LVIP T. Rowe Price Target Date Funds
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On March 2-3, 2020, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Investment Advisors Corporation (“LIAC”) and (ii) the approval of the subadvisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe”) (collectively, with the investment management agreement, the “Advisory Agreements” and each individually an “Advisory Agreement”) for a new series of the Trust (the “Fund”). The trustees of the Trust who were not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and T. Rowe prior to the meetings, and were advised by their independent legal counsel regarding their fiduciary duties pertaining to approval of investment management and sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and T. Rowe provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in-person presentation by representatives of T. Rowe, information comparing the management fee and estimated operating expense ratio of the Fund to other funds, information about estimated profitability and/or financial condition and compliance and regulatory matters. The Board noted that LIAC and T. Rowe provided services to other funds in the Trust. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln National Life Insurance Company (“Lincoln Life”), LIAC and T. Rowe to consider the approval of the Advisory Agreements.
The Board determined that, given the totality of the information provided with respect to each Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreements. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Approval of Investment Management Agreement
Nature, Extent, and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent, and quality of services to be provided to the Fund by LIAC, including LIAC personnel and resources and LIAC’s criteria for review of a subadviser’s performance. The Board considered that LIAC provided investment management services to the other funds in the Trust and that as part of the annual contract renewal process, that LIAC provided and the Board reviewed extensive information about the services provided by LIAC. The Board reviewed the services provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC and that Lincoln Life was proposed to provide administrative services to the Fund under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Fund had not commenced operations.
Management Fee. The Board reviewed the Fund’s investment management fee and estimated expense ratio, and reviewed information comparing the investment management fee and expense ratio to those of a peer group provided by LIAC for the Fund.
The Board noted that the net investment management fee for the Fund was higher than the average investment management fee of the peer group. The Board also considered that the Fund’s estimated net operating expense ratio for Standard Class shares was higher than the median net expense ratio of the peer group and that LIAC proposed an expense limitation for the Fund through April 30, 2021. The Board also considered that the proposed management fee was the same as the existing LVIP T. Rowe Price target date funds. In light of the nature, quality and extent of services to be provided by LIAC, the Board concluded that the Fund’s investment management fee was reasonable.
Economies of Scale. The Board considered the extent to which economies of scale would be realized with respect to the management of the Fund as the Fund grows and whether the fee levels reflect a reasonable sharing of economies of scale. The Board considered that LIAC proposed an expense limitation for the Fund through April 30, 2021 and concluded that economies of scale were appropriately shared with investors. The Board considered that the Fund had not commenced operations.
Profitability. The Board also reviewed the estimated profitability analysis of LIAC with respect to the Fund and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.
Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board considered materials previously provided as to any such benefits to LIAC. The Board noted that Lincoln Life and its affiliates would receive 12b-1 fees that are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. Lincoln Life serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Life and its affiliated insurance companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP funds by the insurance companies holding fund shares on behalf of contract holders.
Approval of Subadvisory Agreement
LVIP T. Rowe Price Target Date Funds–39

LVIP T. Rowe Price Target Date Funds
Other Fund Information (unaudited) (continued)
Nature, Extent, and Quality of Services. In considering the approval of the subadvisory agreement between LIAC and T. Rowe on behalf of the Fund, the Board considered the nature, extent, and quality of services to be provided by T. Rowe under the subadvisory agreement. The Board considered that T. Rowe provides subadvisory services to other funds in the Trust and that the Board had also reviewed extensive information regarding T. Rowe during the annual contract renewal process that was completed in September 2019. The Board reviewed the services to be provided by T. Rowe, the background of the investment professionals servicing the Fund, T. Rowe’s experience and the reputation, resources and investment approach of T. Rowe. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters. The Board concluded that the services to be provided by T. Rowe were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Fund had not commenced operations.
Subadvisory Fee and Economies of Scale. The Board considered the proposed subadvisory fee schedule, which contains breakpoints, compared to the subadvisory fees of similar funds for which T. Rowe serves as subadviser. The Board considered that LIAC compensates T. Rowe from its fees, that the subadvisory fee schedule was negotiated between LIAC and T. Rowe, an unaffiliated third party, and was the same as the subadvisory fee that T. Rowe receives for subadvising the existing LVIP T. Rowe Price target date funds. The Board concluded that the subadvisory fees were reasonable.
Profitability and Fallout Benefits. The Board noted that the subadvisory fee schedule was negotiated between LIAC and T. Rowe, an unaffiliated third party, and that LIAC compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives and considered other benefits to T. Rowe, such as including the Fund’s assets in its assets under management.
Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that approval of the Advisory Agreements is in the best interest of the Fund.
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Funds' investment adviser. The Funds' Board of Trustee (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting each Fund's compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund's liquidity and the periodic classification and re-classification of a Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Funds' liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP T. Rowe Price Target Date Funds–40

LVIP T. Rowe Price Growth Stock Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP T. Rowe Price Growth Stock Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Growth Stock Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,088.20	0.67%	$3.48
Service Class Shares	1,000.00	1,086.80	0.92%	4.77
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.50	0.67%	$3.37
Service Class Shares	1,000.00	1,020.30	0.92%	4.62

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	97.98%
Aerospace & Defense	0.50%
Auto Components	0.50%
Automobiles	0.82%
Biotechnology	2.44%
Capital Markets	2.00%
Chemicals	0.54%
Commercial Services & Supplies	0.66%
Entertainment	4.17%
Health Care Equipment & Supplies	2.93%
Health Care Providers & Services	5.80%
Hotels, Restaurants & Leisure	1.35%
Industrial Conglomerates	1.49%
Insurance	1.03%
Interactive Media & Services	13.31%
Internet & Direct Marketing Retail	13.88%
IT Services	11.80%
Machinery	2.03%
Multiline Retail	0.19%
Multi-Utilities	0.14%
Professional Services	1.71%
Road & Rail	0.85%
Semiconductors & Semiconductor Equipment	3.71%
Software	18.61%
Specialty Retail	1.72%
Technology Hardware, Storage & Peripherals	4.84%
Textiles, Apparel & Luxury Goods	0.96%
Convertible Preferred Stocks	1.51%
Money Market Fund	2.45%
Total Investments	101.94%
Liabilities Net of Receivables and Other Assets	(1.94%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Amazon.com	10.77%
Microsoft	8.82%
Alphabet Class A & Class C	5.34%
Facebook Class A	4.88%
Apple	4.84%
Visa Class A	3.15%
Mastercard Class A	2.84%
Netflix	2.43%
Alibaba Group Holding ADR	2.30%
salesforce.com	2.02%
Total	47.39%

ADR–American Depositary Receipt
IT–Information Technology

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.98%
Aerospace & Defense–0.50%
†Teledyne Technologies	24,724	$ 7,687,928
		7,687,928
Auto Components–0.50%
Aptiv	98,155	7,648,238
		7,648,238
Automobiles–0.82%
Ferrari	73,136	12,506,987
		12,506,987
Biotechnology–2.44%
AbbVie	80,800	7,932,944
†Argenx ADR	6,606	1,487,870
†Incyte	72,460	7,533,666
†Vertex Pharmaceuticals	69,987	20,317,926
		37,272,406
Capital Markets–2.00%
Cboe Global Markets	41,700	3,889,776
Goldman Sachs Group	35,100	6,936,462
MSCI	9,582	3,198,663
S&P Global	31,610	10,414,863
TD Ameritrade Holding	35,363	1,286,506
Tradeweb Markets Class A	52,019	3,024,384
†XP Class A	43,976	1,847,432
		30,598,086
Chemicals–0.54%
Linde	38,781	8,225,838
		8,225,838
Commercial Services & Supplies–0.66%
Cintas	37,863	10,085,189
		10,085,189
Entertainment–4.17%
†Netflix	81,511	37,090,765
†Sea ADR	109,400	11,732,056
†Spotify Technology	57,400	14,820,106
		63,642,927
Health Care Equipment & Supplies–2.93%
†Alcon	119,899	6,889,304
†Align Technology	6,255	1,716,622
†Intuitive Surgical	35,968	20,495,646
Stryker	87,065	15,688,242
		44,789,814
Health Care Providers & Services–5.80%
Anthem	52,987	13,934,521
†Centene	222,259	14,124,560
Cigna	95,223	17,868,596
†HCA Healthcare	91,557	8,886,522
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Humana	11,500	$ 4,459,125
UnitedHealth Group	99,204	29,260,220
		88,533,544
Hotels, Restaurants & Leisure–1.35%
†Chipotle Mexican Grill	10,130	10,660,407
†DraftKings Class A	93,060	3,095,176
†Wynn Resorts	91,274	6,799,000
		20,554,583
Industrial Conglomerates–1.49%
General Electric	1,009,500	6,894,885
Roper Technologies	40,913	15,884,881
		22,779,766
Insurance–1.03%
Chubb	124,563	15,772,167
		15,772,167
Interactive Media & Services–13.31%
†Alphabet Class A	31,360	44,470,048
†Alphabet Class C	26,233	37,083,231
†Facebook Class A	328,264	74,538,906
†InterActiveCorp	35,339	11,428,633
†Match Group	61,918	6,628,322
†Snap Class A	657,483	15,444,276
Tencent Holdings	212,800	13,635,770
		203,229,186
Internet & Direct Marketing Retail–13.88%
†Alibaba Group Holding ADR	162,755	35,106,254
†Amazon.com	59,587	164,389,807
†Booking Holdings	7,744	12,331,081
		211,827,142
IT Services–11.80%
Fidelity National Information Services	200,056	26,825,509
†Fiserv	191,257	18,670,508
Global Payments	94,162	15,971,759
Mastercard Class A	146,513	43,323,894
†PayPal Holdings	156,071	27,192,250
Visa Class A	249,347	48,166,360
		180,150,280
Machinery–2.03%
Cummins	42,600	7,380,876
Fortive	150,600	10,189,596
Parker-Hannifin	36,600	6,707,682
Wabtec	117,257	6,750,485
		31,028,639
LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–0.19%
Dollarama	88,433	$ 2,941,687
		2,941,687
Multi-Utilities–0.14%
Sempra Energy	17,857	2,093,376
		2,093,376
Professional Services–1.71%
Equifax	58,768	10,101,044
TransUnion	182,928	15,922,053
		26,023,097
Road & Rail–0.85%
JB Hunt Transport Services	54,668	6,578,747
Union Pacific	37,885	6,405,217
		12,983,964
Semiconductors & Semiconductor Equipment–3.71%
†Advanced Micro Devices	197,800	10,406,258
ASML Holding (New York shares)	49,316	18,149,768
Marvell Technology Group	411,006	14,409,870
NVIDIA	35,800	13,600,778
		56,566,674
Software–18.61%
†Adobe	27,200	11,840,432
†Avalara	31,900	4,245,571
†Crowdstrike Holdings Class A	54,715	5,487,367
†Datadog Class A	92,400	8,034,180
=†πEpic Games	5,010	2,880,750
Intuit	76,621	22,694,374
Microsoft	661,621	134,646,490
†Paycom Software	30,679	9,502,207
†salesforce.com	164,687	30,850,816
†ServiceNow	42,330	17,146,190
†Slack Technologies Class A	173,816	5,403,939
=†πSnowflake Class B	3,654	141,666
†Splunk	89,752	17,833,722
Temenos	47,312	7,353,416
†Workday Class A	31,920	5,980,531
		284,041,651
Specialty Retail–1.72%
†CarMax	44,558	3,990,169
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Carvana	69,216	$ 8,319,763
†Ross Stores	164,289	14,003,994
		26,313,926
Technology Hardware, Storage & Peripherals–4.84%
Apple	202,532	73,883,674
		73,883,674
Textiles, Apparel & Luxury Goods–0.96%
†Lululemon Athletica	46,797	14,601,132
		14,601,132
Total Common Stock (Cost $728,242,498)		1,495,781,901
CONVERTIBLE PREFERRED STOCKS–1.51%
=†πAirbnb Series D	14,304	786,720
=†πAirbnb Series E	14,245	783,475
=†πAnt International Class C	747,330	5,246,257
=†πAurora Innovation Series B	128,840	1,190,520
=†πDoordash Series G	6,830	1,567,697
=†πDoordash Series H	2,531	580,943
=†πGm Cruise Holdings Class F	126,000	2,299,500
=†πMagic Leap Series C	47,862	220,481
=†πMagic Leap Series D	43,618	235,537
=†πRivian Automotive Series D	465,637	5,002,804
=†πStripe Class B	40,238	631,334
=†πUiPath Series D1	45,137	1,776,218
=†πUiPath Series D2	7,579	298,247
=†πWaymo Series A	17,257	1,481,810
=†πWeWork Companies Series E	16,159	0
=†πXiaoju Kuaizhi Series A	26,379	994,219
Total Convertible Preferred Stocks (Cost $24,193,047)		23,095,762

MONEY MARKET FUND–2.45%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	37,502,661	37,502,661
Total Money Market Fund (Cost $37,502,661)		37,502,661

TOTAL INVESTMENTS–101.94% (Cost $789,938,206)	1,556,380,324
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.94%)	(29,678,287)
NET ASSETS APPLICABLE TO 28,743,076 SHARES OUTSTANDING–100.00%	$1,526,702,037
LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS ($1,140,066,118 / 21,313,899 Shares)	$53.489
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($386,635,919 / 7,429,177 Shares)	$52.043
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$ 666,113,164
Distributable earnings/(accumulated loss)	860,588,873
TOTAL NET ASSETS	$1,526,702,037

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2020, the aggregate value of restricted securities was $26,118,178, which represented 1.71% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/2014	$ 582,359	$ 786,720
Airbnb Series E	7/14/2015	1,326,130	783,475
Ant International Class C	6/7/2018	4,192,521	5,246,257
Aurora Innovation Series B	3/1/2019	1,190,520	1,190,520
Doordash Series G	11/12/2019	1,295,631	1,567,697
Doordash Series H	6/17/2020	580,943	580,943
Epic Games	6/18/2020	2,880,750	2,880,750
Gm Cruise Holdings Class F	5/8/2019	2,299,500	2,299,500
Magic Leap Series C	1/20/2016	1,102,405	220,481
Magic Leap Series D	10/12/2017	1,177,686	235,537
Rivian Automotive Series D	12/23/2019	5,002,804	5,002,804
Snowflake Class B	3/17/2020	141,726	141,666
Stripe Class B	12/17/2019	631,334	631,334
UiPath Series D1	4/30/2019	1,776,218	1,776,218
UiPath Series D2	4/30/2019	298,247	298,247
Waymo Series A	5/8/2020	1,481,810	1,481,810
WeWork Companies Series E	6/23/2015	531,463	—
Xiaoju Kuaizhi Series A	10/19/2015	723,476	994,219
Total		$27,215,523	$26,118,178

★ Includes $37,443,741 payable for securities purchased, $1,070,880 payable for fund shares redeemed, $68,713 other accrued expenses payable and $894,106 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,110,412
Foreign taxes withheld	(30,706)
4,079,706
EXPENSES:
Management fees	4,609,849
Distribution fees-Service Class	454,011
Shareholder servicing fees	211,994
Accounting and administration expenses	140,312
Professional fees	29,358
Reports and statements to shareholders	25,922
Trustees’ fees and expenses	20,659
Custodian fees	15,649
Pricing fees	13,770
Consulting fees	1,576
Other	16,276
5,539,376
Less:
Management fees waived	(153,535)
Total operating expenses	5,385,841
NET INVESTMENT LOSS	(1,306,135)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	63,955,659
Foreign currencies	(3,553)
Net realized gain	63,952,106
Net change in unrealized appreciation (depreciation) of:
Investments	74,441,336
Foreign currencies	216
Net change in unrealized appreciation (depreciation)	74,441,552
NET REALIZED AND UNREALIZED GAIN	138,393,658
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$137,087,523
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,306,135)	$ 594,334
Net realized gain	63,952,106	39,244,196
Net change in unrealized appreciation (depreciation)	74,441,552	357,569,306
Net increase in net assets resulting from operations	137,087,523	397,407,836
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(70,769,596)
Service Class	—	(21,416,150)
	—	(92,185,746)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	114,514,391	170,054,341
Service Class	22,204,334	53,585,727
Reinvestment of dividends and distributions:
Standard Class	—	70,769,596
Service Class	—	21,416,150
	136,718,725	315,825,814
Cost of shares redeemed:
Standard Class	(256,549,032)	(297,533,002)
Service Class	(52,495,500)	(78,355,769)
	(309,044,532)	(375,888,771)
Decrease in net assets derived from capital share transactions	(172,325,807)	(60,062,957)
NET INCREASE (DECREASE) IN NET ASSETS	(35,238,284)	245,159,133
NET ASSETS:
Beginning of period	1,561,940,321	1,316,781,188
End of period	$1,526,702,037	$1,561,940,321
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Growth Stock Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 49.150	$ 39.805	$ 43.584	$ 33.206	$ 33.230	$ 31.180
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.028)	0.046	0.094	0.083	0.044	(0.011)
Net realized and unrealized gain (loss)	4.367	12.109	(0.084)	11.105	0.412	3.294
Total from investment operations	4.339	12.155	0.010	11.188	0.456	3.283
Less dividends and distributions from:
Net investment income	—	(0.034)	(0.082)	(0.095)	(0.033)	—
Net realized gain	—	(2.776)	(3.707)	(0.715)	(0.443)	(1.233)
Return of capital	—	—	—	—	(0.004)	—
Total dividends and distributions	—	(2.810)	(3.789)	(0.810)	(0.480)	(1.233)
Net asset value, end of period	$ 53.489	$ 49.150	$ 39.805	$ 43.584	$ 33.206	$ 33.230
Total return[3]	8.82%	31.06%	(1.12%)	33.69%	1.39%	10.73%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,140,066	$1,175,892	$1,000,659	$924,211	$829,032	$624,231
Ratio of expenses to average net assets	0.67%	0.67%	0.68%	0.68%	0.68%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.69%	0.69%	0.70%	0.70%	0.69%	0.71%
Ratio of net investment income (loss) to average net assets	(0.10%)	0.10%	0.21%	0.21%	0.14%	(0.03%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.12%)	0.08%	0.19%	0.19%	0.13%	(0.03%)
Portfolio turnover	27%	31%	50%	60%	44%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund–7

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Growth Stock Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 47.880	$ 38.905	$ 42.736	$ 32.582	$ 32.662	$ 30.743
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.086)	(0.069)	(0.020)	(0.015)	(0.035)	(0.093)
Net realized and unrealized gain (loss)	4.249	11.820	(0.065)	10.884	0.402	3.245
Total from investment operations	4.163	11.751	(0.085)	10.869	0.367	3.152
Less dividends and distributions from:
Net investment income	—	—	(0.039)	—	—	—
Net realized gain	—	(2.776)	(3.707)	(0.715)	(0.443)	(1.233)
Return of capital	—	—	—	—	(0.004)	—
Total dividends and distributions	—	(2.776)	(3.746)	(0.715)	(0.447)	(1.233)
Net asset value, end of period	$ 52.043	$ 47.880	$ 38.905	$ 42.736	$ 32.582	$ 32.662
Total return[3]	8.68%	30.73%	(1.37%)	33.36%	1.15%	10.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$386,636	$386,048	$316,122	$323,881	$250,162	$274,131
Ratio of expenses to average net assets	0.92%	0.92%	0.93%	0.93%	0.93%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.94%	0.94%	0.95%	0.95%	0.94%	0.96%
Ratio of net investment income (loss) to average net assets	(0.35%)	(0.15%)	(0.04%)	(0.04%)	(0.11%)	(0.28%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.37%)	(0.17%)	(0.06%)	(0.06%)	(0.12%)	(0.28%)
Portfolio turnover	27%	31%	50%	60%	44%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund–8

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP T. Rowe Price Growth Stock Fund–9

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $749 for the six months ended June 30, 2020. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.80% of the first $50 million of the Fund's average daily net assets; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund's average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee. When Fund assets are less than $1 billion, the waiver amount is 0.00%. When Fund assets are greater than $1 billion, the waiver amount is 0.025% of the first $1 billion of average daily net assets of the Fund and 0.0125% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
T. Rowe Price Associates, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$46,001
Legal	8,200
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18,743 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP T. Rowe Price Growth Stock Fund–10

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$759,351
Distribution fees payable to LFD	79,041
Printing and mailing fees payable to Lincoln Life	19,546
Shareholder servicing fees payable to Lincoln Life	36,168
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2020, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$400,329,433
Sales	576,623,021
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$789,938,206
Aggregate unrealized appreciation of investments	$780,313,002
Aggregate unrealized depreciation of investments	(13,870,884)
Net unrealized appreciation of investments	$766,442,118
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP T. Rowe Price Growth Stock Fund–11

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, general economic conditions and events, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 7,687,928	$ —	$ —	$ 7,687,928
Auto Components	7,648,238	—	—	7,648,238
Automobiles	12,506,987	—	—	12,506,987
Biotechnology	37,272,406	—	—	37,272,406
Capital Markets	30,598,086	—	—	30,598,086
Chemicals	8,225,838	—	—	8,225,838
Commercial Services & Supplies	10,085,189	—	—	10,085,189
Entertainment	63,642,927	—	—	63,642,927
Health Care Equipment & Supplies	37,900,510	6,889,304	—	44,789,814
Health Care Providers & Services	88,533,544	—	—	88,533,544
Hotels, Restaurants & Leisure	20,554,583	—	—	20,554,583
Industrial Conglomerates	22,779,766	—	—	22,779,766
Insurance	15,772,167	—	—	15,772,167
Interactive Media & Services	189,593,416	13,635,770	—	203,229,186
Internet & Direct Marketing Retail	211,827,142	—	—	211,827,142
IT Services	180,150,280	—	—	180,150,280
Machinery	31,028,639	—	—	31,028,639
Multiline Retail	2,941,687	—	—	2,941,687
Multi-Utilities	2,093,376	—	—	2,093,376
Professional Services	26,023,097	—	—	26,023,097
Road & Rail	12,983,964	—	—	12,983,964
Semiconductors & Semiconductor Equipment	56,566,674	—	—	56,566,674
Software	273,665,819	7,353,416	3,022,416	284,041,651
Specialty Retail	26,313,926	—	—	26,313,926
Technology Hardware, Storage & Peripherals	73,883,674	—	—	73,883,674
Textiles, Apparel & Luxury Goods	14,601,132	—	—	14,601,132
Convertible Preferred Stocks	—	—	23,095,762	23,095,762
Money Market Fund	37,502,661	—	—	37,502,661
Total Investments	$1,502,383,656	$27,878,490	$26,118,178	$1,556,380,324
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP T. Rowe Price Growth Stock Fund–12

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund's securities characterized as Level 3 investments for the period ended June 30,2020.
ASSET TYPE	FAIR VALUE AT June 30, 2020	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Common Stock	$ 3,022,416	Recent Transaction	#	#
Convertible Preferred Stock	$23,095,762	Recent Transaction	#	#
		Pending Transaction	#	#
		Adjusted recent transaction	Discount factor (a)	26%/(N/A)
Total	$26,118,178
# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
Significantly fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of the Fund's securities.
The table above does not include Level 3 investments that are valued by brokers or independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in the Significant Accounting Policies note.

	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/19	$ —	$24,430,296	$24,430,296
Reclassifications	—	—	—
Purchases	3,022,476	2,062,753	5,085,229
Sales	—	—	—
Transfer In	—	—	—
Transfer Out	—	—	—
Accretion/(amortization)	—	—	—
Net realized gain	—	—	—
Net change in unrealized appreciation (depreciation)	(60)	(3,397,287)	(3,397,347)
Balance as of 06/30/20	$3,022,416	$23,095,762	$26,118,178
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/20	$ (60)	$ (3,169,769)	$ (3,169,829)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	2,654,048	3,641,018
Service Class	476,461	1,184,806
Shares reinvested:
Standard Class	—	1,544,775
Service Class	—	480,056
	3,130,509	6,850,655
Shares redeemed:
Standard Class	(5,264,663)	(6,400,152)
Service Class	(1,110,025)	(1,727,570)
	(6,374,688)	(8,127,722)
Net decrease	(3,244,179)	(1,277,067)
LVIP T. Rowe Price Growth Stock Fund–13

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
5. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Fund has adopted the ASU and the changes are incorporated to the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP T. Rowe Price Growth Stock Fund–14

LVIP T. Rowe Price Growth Stock Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP T. Rowe Price Growth Stock Fund–15

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,022.70	0.74%	$3.72
Service Class Shares	1,000.00	1,021.50	0.99%	4.98
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.74%	$3.72
Service Class Shares	1,000.00	1,019.90	0.99%	4.97

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.50%
Aerospace & Defense	1.58%
Air Freight & Logistics	0.13%
Airlines	0.25%
Auto Components	0.17%
Automobiles	0.21%
Banks	0.72%
Beverages	0.55%
Biotechnology	5.41%
Building Products	1.02%
Capital Markets	3.05%
Chemicals	0.97%
Commercial Services & Supplies	2.48%
Communications Equipment	0.73%
Construction & Engineering	0.12%
Construction Materials	0.69%
Consumer Finance	0.20%
Containers & Packaging	1.39%
Distributors	0.38%
Diversified Consumer Services	1.09%
Electrical Equipment	1.52%
Electronic Equipment, Instruments & Components	3.65%
Entertainment	2.14%
Equity Real Estate Investment Trusts	0.94%
Food & Staples Retailing	0.22%
Food Products	1.23%
Gas Utilities	0.10%
Health Care Equipment & Supplies	5.34%
Health Care Providers & Services	2.08%
Health Care Technology	1.17%
Hotels, Restaurants & Leisure	3.68%
Household Durables	0.53%
Household Products	1.39%
Insurance	1.02%
Interactive Media & Services	1.30%
Internet & Direct Marketing Retail	0.46%
IT Services	10.28%
Life Sciences Tools & Services	1.94%
Machinery	2.24%
Media	0.29%
Metals & Mining	0.15%
Multiline Retail	2.04%
Oil, Gas & Consumable Fuels	0.72%
Pharmaceuticals	1.24%
Professional Services	3.91%
Real Estate Management & Development	0.12%
Security Type/Sector	Percentage of Net Assets
Road & Rail	1.10%
Semiconductors & Semiconductor Equipment	7.13%
Software	13.67%
Specialty Retail	4.53%
Technology Hardware, Storage & Peripherals	0.23%
Textiles, Apparel & Luxury Goods	1.08%
Trading Companies & Distributors	0.82%
Water Utilities	0.10%
Convertible Preferred Stocks	0.51%
Total Investments	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Global Payments	1.24%
KLA	1.16%
DexCom	1.12%
Lululemon Athletica	1.08%
Spotify Technology	1.08%
O'Reilly Automotive	1.06%
CoStar Group	1.04%
Splunk	1.03%
Microchip Technology	1.02%
Dollar General	1.00%
Total	10.83%

IT–Information Technology
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.50%
Aerospace & Defense–1.58%
BWX Technologies	40,500	$ 2,293,920
†Hexcel	18,800	850,136
Huntington Ingalls Industries	14,700	2,565,003
†L3Harris Technologies	33,590	5,699,215
TransDigm Group	10,300	4,553,115
		15,961,389
Air Freight & Logistics–0.13%
Expeditors International of Washington	17,500	1,330,700
		1,330,700
Airlines–0.25%
†Alaska Air Group	28,894	1,047,696
†Copa Holdings Class A	14,900	753,344
†United Airlines Holdings	22,300	771,803
		2,572,843
Auto Components–0.17%
Aptiv	22,600	1,760,992
		1,760,992
Automobiles–0.21%
Ferrari	12,580	2,151,306
		2,151,306
Banks–0.72%
Fifth Third Bancorp	47,800	921,584
First Republic Bank	27,200	2,882,928
Signature Bank	16,192	1,731,249
†SVB Financial Group	4,054	873,758
Webster Financial	29,043	830,920
		7,240,439
Beverages–0.55%
Brown-Forman Class B	55,955	3,562,095
Constellation Brands Class A	11,400	1,994,430
		5,556,525
Biotechnology–5.41%
†ACADIA Pharmaceuticals	20,900	1,013,023
†Agios Pharmaceuticals	21,200	1,133,776
†Alexion Pharmaceuticals	14,000	1,571,360
†Alnylam Pharmaceuticals	29,095	4,309,260
†Amarin ADR	100,500	695,460
†Argenx ADR	7,437	1,675,036
†Ascendis Pharma ADR	10,236	1,513,904
†BioMarin Pharmaceutical	54,100	6,672,694
†Bluebird Bio	10,000	610,400
†Blueprint Medicines	11,400	889,200
†Exact Sciences	47,700	4,147,038
†Exelixis	117,500	2,789,450
†FibroGen	43,896	1,779,105
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Incyte	74,600	$ 7,756,162
†Ionis Pharmaceuticals	45,400	2,676,784
†Neurocrine Biosciences	32,317	3,942,674
†Sage Therapeutics	14,699	611,184
†Sarepta Therapeutics	18,500	2,966,290
†Seattle Genetics	35,931	6,105,396
†Ultragenyx Pharmaceutical	22,204	1,736,797
		54,594,993
Building Products–1.02%
Allegion	24,600	2,514,612
AO Smith	32,900	1,550,248
Fortune Brands Home & Security	31,383	2,006,315
Trane Technologies	47,211	4,200,835
		10,272,010
Capital Markets–3.05%
Cboe Global Markets	60,167	5,612,378
FactSet Research Systems	4,650	1,527,385
Lazard Class A	35,479	1,015,764
MarketAxess Holdings	12,100	6,061,132
MSCI	28,200	9,413,724
Nasdaq	16,800	2,007,096
Tradeweb Markets Class A	88,360	5,137,250
		30,774,729
Chemicals–0.97%
†Axalta Coating Systems	45,300	1,021,515
Celanese	12,200	1,053,348
CF Industries Holdings	43,600	1,226,904
PPG Industries	22,900	2,428,774
RPM International	43,300	3,250,098
Valvoline	42,784	827,015
		9,807,654
Commercial Services & Supplies–2.48%
ADT	116,700	931,266
Cintas	30,900	8,230,524
†Copart	51,900	4,321,713
†IAA	85,354	3,292,104
†KAR Auction Services	40,800	561,408
Ritchie Bros Auctioneers	31,000	1,266,350
Rollins	53,400	2,263,626
Waste Connections	44,293	4,154,240
		25,021,231
Communications Equipment–0.73%
Motorola Solutions	52,968	7,422,406
		7,422,406
Construction & Engineering–0.12%
Valmont Industries	10,300	1,170,286
		1,170,286
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.69%
†Eagle Materials	19,600	$ 1,376,312
Vulcan Materials	47,918	5,551,300
		6,927,612
Consumer Finance–0.20%
Discover Financial Services	39,500	1,978,555
		1,978,555
Containers & Packaging–1.39%
Avery Dennison	33,000	3,764,970
Ball	98,173	6,822,042
International Paper	29,000	1,021,090
Sealed Air	74,600	2,450,610
		14,058,712
Distributors–0.38%
Pool	14,200	3,860,554
		3,860,554
Diversified Consumer Services–1.09%
†Bright Horizons Family Solutions	27,500	3,223,000
†Grand Canyon Education	18,700	1,692,911
Service Corp. International	90,000	3,500,100
†ServiceMaster Global Holdings	72,800	2,598,232
		11,014,243
Electrical Equipment–1.52%
AMETEK	26,525	2,370,539
†Generac Holdings	22,400	2,731,232
Hubbell	25,600	3,209,216
Rockwell Automation	28,000	5,964,000
†Sensata Technologies Holding	29,100	1,083,393
		15,358,380
Electronic Equipment, Instruments & Components–3.65%
Amphenol Class A	98,900	9,475,609
CDW	68,000	7,900,240
Cognex	42,850	2,559,002
†Coherent	10,220	1,338,616
Corning	82,300	2,131,570
FLIR Systems	14,000	567,980
†IPG Photonics	6,600	1,058,574
†Keysight Technologies	58,662	5,911,956
Littelfuse	13,700	2,337,631
†Zebra Technologies Class A	13,900	3,557,705
		36,838,883
Entertainment–2.14%
†Electronic Arts	18,800	2,482,540
†Live Nation Entertainment	41,700	1,848,561
†Spotify Technology	42,100	10,869,799
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Take-Two Interactive Software	22,000	$ 3,070,540
†Zynga Class A	347,015	3,310,523
		21,581,963
Equity Real Estate Investment Trusts–0.94%
American Campus Communities	19,241	672,665
CubeSmart	35,600	960,844
MGM Growth Properties Class A	43,952	1,195,934
SBA Communications	22,200	6,613,824
		9,443,267
Food & Staples Retailing–0.22%
Casey's General Stores	14,600	2,182,992
		2,182,992
Food Products–1.23%
Conagra Brands	38,700	1,361,079
Hershey	27,900	3,616,398
Hormel Foods	20,000	965,400
McCormick & Co Non-Voting Shares	24,000	4,305,840
Tyson Foods Class A	36,000	2,149,560
		12,398,277
Gas Utilities–0.10%
Atmos Energy	10,018	997,592
		997,592
Health Care Equipment & Supplies–5.34%
†ABIOMED	11,400	2,753,784
†Align Technology	22,700	6,229,788
Cooper	17,800	5,048,792
†DexCom	27,900	11,310,660
†Hologic	74,700	4,257,900
†ICU Medical	4,957	913,625
†IDEXX Laboratories	21,200	6,999,392
†Novocure	8,600	509,980
†Penumbra	15,200	2,718,064
†Quidel	13,500	3,020,490
STERIS	12,350	1,894,984
Teleflex	16,100	5,860,078
West Pharmaceutical Services	10,300	2,339,851
		53,857,388
Health Care Providers & Services–2.08%
†Acadia Healthcare	40,788	1,024,594
†Amedisys	18,100	3,593,574
†Centene	135,676	8,622,210
†DaVita	19,400	1,535,316
†Molina Healthcare	30,200	5,374,996

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Universal Health Services Class B	9,000	$ 836,010
		20,986,700
Health Care Technology–1.17%
Cerner	28,700	1,967,385
†Veeva Systems Class A	42,200	9,892,524
		11,859,909
Hotels, Restaurants & Leisure–3.68%
Aramark	21,200	478,484
†Chipotle Mexican Grill	8,600	9,050,296
†Choice Hotels International	14,100	1,112,490
Domino's Pizza	12,500	4,618,000
Dunkin' Brands Group	72,168	4,707,519
†Hilton Worldwide Holdings	81,632	5,995,870
Marriott International Class A	11,200	960,176
MGM Resorts International	51,100	858,480
Papa John's International	11,900	944,979
Restaurant Brands International	43,104	2,354,772
†Wynn Resorts	27,400	2,041,026
†Yum China Holdings	52,200	2,509,254
Yum! Brands	17,200	1,494,852
		37,126,198
Household Durables–0.53%
†Mohawk Industries	7,352	748,140
†NVR	1,400	4,562,250
		5,310,390
Household Products–1.39%
Church & Dwight	78,100	6,037,130
Clorox	25,100	5,506,187
Reynolds Consumer Products	71,592	2,487,106
		14,030,423
Insurance–1.02%
Assurant	24,300	2,509,947
Axis Capital Holdings	31,800	1,289,808
†Selectquote	31,416	795,767
=†πSelectquote Lockup Shares	102,000	2,583,660
Willis Towers Watson	15,656	3,083,449
		10,262,631
Interactive Media & Services–1.30%
†InterActiveCorp	12,500	4,042,500
†Match Group	37,620	4,027,221
†Snap Class A	188,600	4,430,214
†ZoomInfo Technologies Class A	11,942	609,400
		13,109,335
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail–0.46%
†Chewy Class A	31,127	$ 1,391,066
†MercadoLibre	2,300	2,267,271
†Trip.com Group ADR	37,900	982,368
		4,640,705
IT Services–10.28%
†Black Knight	83,355	6,048,239
Booz Allen Hamilton Holding	80,320	6,248,093
Broadridge Financial Solutions	39,200	4,946,648
†EPAM Systems	9,900	2,494,899
†Euronet Worldwide	42,500	4,072,350
Fidelity National Information Services	40,001	5,363,734
†Fiserv	81,300	7,936,506
†FleetCor Technologies	30,500	7,671,665
†Gartner	31,100	3,773,363
Genpact	40,600	1,482,712
Global Payments	73,693	12,499,807
†GoDaddy Class A	52,600	3,857,158
Leidos Holdings	40,600	3,803,002
†MongoDB	11,900	2,693,446
†Okta	33,400	6,687,682
Paychex	32,700	2,477,025
†StoneCo Class A	41,561	1,610,904
†Twilio Class A	38,200	8,381,844
†VeriSign	22,400	4,632,992
†WEX	24,500	4,042,745
†Wix.com	11,929	3,056,448
		103,781,262
Life Sciences Tools & Services–1.94%
Agilent Technologies	60,900	5,381,733
†Avantor	185,633	3,155,761
Bruker	27,900	1,134,972
†IQVIA Holdings	16,420	2,329,670
†Mettler-Toledo International	5,700	4,591,635
†PPD	43,595	1,168,346
†PRA Health Sciences	18,600	1,809,594
		19,571,711
Machinery–2.24%
Flowserve	25,900	738,668
Fortive	38,708	2,618,983
Graco	44,200	2,121,158
IDEX	14,625	2,311,335
†Middleby	10,636	839,606
Nordson	12,200	2,314,462
Otis Worldwide	26,500	1,506,790
PACCAR	23,000	1,721,550
Snap-on	5,700	789,507
Toro	35,400	2,348,436
Wabtec	33,266	1,915,124
Woodward	17,900	1,388,145

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Xylem	30,700	$ 1,994,272
		22,608,036
Media–0.29%
†Altice USA Class A	66,964	1,509,369
Interpublic Group	34,900	598,884
Omnicom Group	15,000	819,000
		2,927,253
Metals & Mining–0.15%
Kirkland Lake Gold	37,900	1,562,996
		1,562,996
Multiline Retail–2.04%
Dollar General	52,800	10,058,928
†Dollar Tree	85,800	7,951,944
†Ollie's Bargain Outlet Holdings	26,100	2,548,665
		20,559,537
Oil, Gas & Consumable Fuels–0.72%
Cabot Oil & Gas	69,200	1,188,856
Concho Resources	24,048	1,238,472
Diamondback Energy	22,200	928,404
HollyFrontier	36,200	1,057,040
Parsley Energy Class A	93,020	993,454
=†πVenture Global LNG Series B	36	138,528
=†πVenture Global LNG Series C	455	1,750,840
		7,295,594
Pharmaceuticals–1.24%
†Catalent	29,569	2,167,408
†Elanco Animal Health	93,618	2,008,106
†GW Pharmaceuticals ADR	4,500	552,240
†Jazz Pharmaceuticals	21,667	2,390,737
Perrigo	43,900	2,426,353
†Royalty Pharma Class A	60,780	2,950,869
		12,495,713
Professional Services–3.91%
CoreLogic	19,425	1,305,749
†CoStar Group	14,700	10,446,849
Equifax	33,800	5,809,544
IHS Markit	70,225	5,301,987
ManpowerGroup	8,400	577,500
Nielsen Holdings	60,000	891,600
Robert Half International	28,200	1,489,806
TransUnion	87,400	7,607,296
Verisk Analytics	35,596	6,058,439
=†πWeWork Companies Class A	4,358	0
		39,488,770
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.12%
†Jones Lang LaSalle	11,300	$ 1,169,098
		1,169,098
Road & Rail–1.10%
JB Hunt Transport Services	23,600	2,840,024
Kansas City Southern	26,200	3,911,398
Landstar System	10,300	1,156,793
Old Dominion Freight Line	18,900	3,205,251
		11,113,466
Semiconductors & Semiconductor Equipment–7.13%
Entegris	93,700	5,532,985
†Inphi	26,100	3,066,750
KLA	60,200	11,707,696
Lam Research	28,000	9,056,880
Marvell Technology Group	125,911	4,414,440
Maxim Integrated Products	132,500	8,030,825
Microchip Technology	97,600	10,278,256
Monolithic Power Systems	21,900	5,190,300
Skyworks Solutions	60,300	7,709,958
Xilinx	70,900	6,975,851
		71,963,941
Software–13.67%
†Anaplan	37,000	1,676,470
†ANSYS	8,600	2,508,878
†Atlassian Class A	36,731	6,621,497
†Autodesk	5,700	1,363,383
†Avalara	26,900	3,580,121
†Cadence Design Systems	80,900	7,763,164
CDK Global	27,700	1,147,334
†Ceridian HCM Holding	50,521	4,004,800
Citrix Systems	34,900	5,162,059
†Coupa Software	20,900	5,790,136
†Crowdstrike Holdings Class A	25,795	2,586,981
†Datadog Class A	34,718	3,018,730
†DocuSign	49,613	8,543,855
†Dynatrace	39,988	1,623,513
†Five9	33,600	3,718,512
†Fortinet	47,200	6,479,144
†Guidewire Software	33,300	3,691,305
†HubSpot	12,600	2,826,810
†New Relic	15,200	1,047,280
NortonLifeLock	47,200	935,976
†Palo Alto Networks	27,900	6,407,793
†Paycom Software	18,350	5,683,545
†Paylocity Holding	15,300	2,232,117
†Proofpoint	30,600	3,400,272
†RealPage	69,287	4,504,348
†ServiceNow	4,346	1,760,391
†Slack Technologies Class A	39,237	1,219,878
†Smartsheet Class A	33,600	1,710,912
†Splunk	52,200	10,372,140
SS&C Technologies Holdings	79,900	4,512,752

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Synopsys	41,900	$ 8,170,500
†Tyler Technologies	13,700	4,752,256
†Workday Class A	16,205	3,036,169
†Zendesk	50,819	4,499,006
†Zoom Video Communications Class A	6,223	1,577,779
		137,929,806
Specialty Retail–4.53%
†AutoZone	5,918	6,676,214
†Burlington Stores	46,000	9,058,780
†CarMax	36,000	3,223,800
†Five Below	15,600	1,667,796
†O'Reilly Automotive	25,300	10,668,251
†Ross Stores	46,400	3,955,136
Tractor Supply	37,900	4,994,841
†Ulta Beauty	20,890	4,249,444
Williams-Sonoma	14,900	1,221,949
		45,716,211
Technology Hardware, Storage & Peripherals–0.23%
†Pure Storage Class A	134,915	2,338,077
		2,338,077
Textiles, Apparel & Luxury Goods–1.08%
†Lululemon Athletica	35,000	10,920,350
		10,920,350
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.82%
Fastenal	28,600	$ 1,225,224
†HD Supply Holdings	78,700	2,726,955
†United Rentals	18,100	2,697,624
Watsco	9,300	1,652,610
		8,302,413
Water Utilities–0.10%
American Water Works	8,264	1,063,246
		1,063,246
Total Common Stock (Cost $584,040,676)		1,004,269,692
CONVERTIBLE PREFERRED STOCKS–0.51%
=†πAirbnb Series D	18,795	1,033,725
=†πAirbnb Series E	2,425	133,375
=†πDatabricks Series F	20,628	885,940
=†πTanium Series G	234,645	2,158,734
=†πUiPath Series D1	19,698	775,150
=†πUiPath Series D2	3,308	130,175
=†πWeWork Companies Series D1	27,915	0
=†πWeWork Companies Series D2	21,933	0
=†πWeWork Companies Series E	16,055	0
Total Convertible Preferred Stocks (Cost $5,305,140)		5,117,099

TOTAL INVESTMENTS–100.01% (Cost $589,345,816)	1,009,386,791
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(57,538)
NET ASSETS APPLICABLE TO 33,697,500 SHARES OUTSTANDING–100.00%	$1,009,329,253
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($674,932,954 / 22,206,819 Shares)	$30.393
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($334,396,299 / 11,490,681 Shares)	$29.102
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$ 505,579,493
Distributable earnings/(accumulated loss)	503,749,760
TOTAL NET ASSETS	$1,009,329,253

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2020, the aggregate value of restricted securities was $9,590,127, which represented 0.95% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/2014	$ 765,201	$1,033,725
Airbnb Series E	7/14/2015	225,754	133,375
Databricks Series F	10/22/2019	885,940	885,940
Selectquote Lockup Shares	5/21/2020	1,836,000	2,583,660
Tanium Series G	8/16/2015	1,164,848	2,158,734
UiPath Series D1	4/30/2019	775,150	775,150
UiPath Series D2	4/30/2019	130,175	130,175
Venture Global LNG Series B	3/8/2018	108,720	138,528
Venture Global LNG Series C	10/16/2017	1,693,275	1,750,840
WeWork Companies Series D1	12/9/2014	464,818	—
WeWork Companies Series D2	12/9/2014	365,211	—
WeWork Companies Series E	12/9/2014	528,043	—
WeWork Companies Class A	12/9/2014	61,758	—
Total		$9,004,893	$9,590,127

★ Includes $3,781,768 payable for securities purchased, $1,357,085 payable for fund shares redeemed, $33,716 other accrued expenses payable, $675,378 due to manager and affiliates and $300,686 due to custodian as of June 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,780,374
Foreign taxes withheld	(14,940)
4,765,434
EXPENSES:
Management fees	3,212,562
Distribution fees-Service Class	383,893
Shareholder servicing fees	136,674
Accounting and administration expenses	91,138
Reports and statements to shareholders	35,907
Professional fees	23,872
Trustees’ fees and expenses	12,991
Custodian fees	6,317
Pricing fees	2,550
Consulting fees	1,381
Other	10,993
3,918,278
Less:
Management fees waived	(49,738)
Total operating expenses	3,868,540
NET INVESTMENT INCOME	896,894
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	30,980,524
Foreign currencies	7
Net realized gain	30,980,531
Net change in unrealized appreciation (depreciation) of investments	(3,946,268)
NET REALIZED AND UNREALIZED GAIN	27,034,263
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,931,157
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 896,894	$ 1,182,859
Net realized gain	30,980,531	61,161,873
Net change in unrealized appreciation (depreciation)	(3,946,268)	212,058,807
Net increase in net assets resulting from operations	27,931,157	274,403,539
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(45,533,137)
Service Class	—	(21,115,584)
	—	(66,648,721)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	73,852,684	72,111,969
Service Class	35,906,054	73,974,734
Reinvestment of dividends and distributions:
Standard Class	—	45,533,137
Service Class	—	21,115,584
	109,758,738	212,735,424
Cost of shares redeemed:
Standard Class	(106,544,847)	(124,957,643)
Service Class	(32,728,795)	(41,124,305)
	(139,273,642)	(166,081,948)
Increase (decrease) in net assets derived from capital share transactions	(29,514,904)	46,653,476
NET INCREASE (DECREASE) IN NET ASSETS	(1,583,747)	254,408,294
NET ASSETS:
Beginning of period	1,010,913,000	756,504,706
End of period	$1,009,329,253	$1,010,913,000
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 29.717	$ 23.259	$ 25.969	$ 21.510	$ 21.097	$ 22.079
Income (loss) from investment operations:
Net investment income[2]	0.038	0.058	0.094	0.035	0.048	0.025
Net realized and unrealized gain (loss)	0.638	8.512	(0.608)	5.236	1.526	0.420
Total from investment operations	0.676	8.570	(0.514)	5.271	1.574	0.445
Less dividends and distributions from:
Net investment income	—	(0.047)	(0.099)	(0.049)	(0.062)	(0.028)
Net realized gain	—	(2.065)	(2.097)	(0.763)	(1.099)	(1.399)
Total dividends and distributions	—	(2.112)	(2.196)	(0.812)	(1.161)	(1.427)
Net asset value, end of period	$ 30.393	$ 29.717	$ 23.259	$ 25.969	$ 21.510	$ 21.097
Total return[3]	2.27%	37.40%	(3.08%)	24.74%	7.56%	2.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$674,933	$688,038	$547,099	$639,333	$536,444	$519,709
Ratio of expenses to average net assets	0.74%	0.74%	0.76%	0.76%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.75%	0.76%	0.76%	0.75%	0.75%
Ratio of net investment income to average net assets	0.27%	0.21%	0.34%	0.15%	0.23%	0.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.26%	0.20%	0.34%	0.15%	0.23%	0.11%
Portfolio turnover	19%	19%	24%	28%	26%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 28.489	$ 22.385	$ 25.068	$ 20.799	$ 20.440	$ 21.461
Income (loss) from investment operations:
Net investment income (loss)[2]	0.003	(0.012)	0.025	(0.024)	(0.004)	(0.030)
Net realized and unrealized gain (loss)	0.610	8.181	(0.571)	5.056	1.473	0.408
Total from investment operations	0.613	8.169	(0.546)	5.032	1.469	0.378
Less dividends and distributions from:
Net investment income	—	—	(0.040)	—	(0.011)	—
Net realized gain	—	(2.065)	(2.097)	(0.763)	(1.099)	(1.399)
Total dividends and distributions	—	(2.065)	(2.137)	(0.763)	(1.110)	(1.399)
Net asset value, end of period	$ 29.102	$ 28.489	$ 22.385	$ 25.068	$ 20.799	$ 20.440
Total return[3]	2.15%	37.06%	(3.31%)	24.44%	7.29%	1.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$334,396	$322,875	$209,406	$191,303	$138,630	$135,470
Ratio of expenses to average net assets	0.99%	0.99%	1.01%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	1.00%	1.01%	1.01%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	0.02%	(0.04%)	0.09%	(0.10%)	(0.02%)	(0.14%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.01%	(0.05%)	0.09%	(0.10%)	(0.02%)	(0.14%)
Portfolio turnover	19%	19%	24%	28%	26%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize the value of your shares (capital appreciation).
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2020.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.70% of the next $200 million; and 0.65% of the Fund’s average daily net assets in excess of $400 million.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
T. Rowe Price (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$29,476
Legal	5,254
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $31,295 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$550,780
Distribution fees payable to LFD	68,828
Printing and mailing fees payable to Lincoln Life	31,823
Shareholder servicing fees payable to Lincoln Life	23,947
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$180,997,639
Sales	207,491,917
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$589,345,816
Aggregate unrealized appreciation of investments	$445,209,643
Aggregate unrealized depreciation of investments	(25,168,668)
Net unrealized appreciation of investments	$420,040,975
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–15

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 15,961,389	$—	$ —	$ 15,961,389
Air Freight & Logistics	1,330,700	—	—	1,330,700
Airlines	2,572,843	—	—	2,572,843
Auto Components	1,760,992	—	—	1,760,992
Automobiles	2,151,306	—	—	2,151,306
Banks	7,240,439	—	—	7,240,439
Beverages	5,556,525	—	—	5,556,525
Biotechnology	54,594,993	—	—	54,594,993
Building Products	10,272,010	—	—	10,272,010
Capital Markets	30,774,729	—	—	30,774,729
Chemicals	9,807,654	—	—	9,807,654
Commercial Services & Supplies	25,021,231	—	—	25,021,231
Communications Equipment	7,422,406	—	—	7,422,406
Construction & Engineering	1,170,286	—	—	1,170,286
Construction Materials	6,927,612	—	—	6,927,612
Consumer Finance	1,978,555	—	—	1,978,555
Containers & Packaging	14,058,712	—	—	14,058,712
Distributors	3,860,554	—	—	3,860,554
Diversified Consumer Services	11,014,243	—	—	11,014,243
Electrical Equipment	15,358,380	—	—	15,358,380
Electronic Equipment, Instruments & Components	36,838,883	—	—	36,838,883
Entertainment	21,581,963	—	—	21,581,963
Equity Real Estate Investment Trusts	9,443,267	—	—	9,443,267
Food & Staples Retailing	2,182,992	—	—	2,182,992
Food Products	12,398,277	—	—	12,398,277
Gas Utilities	997,592	—	—	997,592
Health Care Equipment & Supplies	53,857,388	—	—	53,857,388
Health Care Providers & Services	20,986,700	—	—	20,986,700
Health Care Technology	11,859,909	—	—	11,859,909
Hotels, Restaurants & Leisure	37,126,198	—	—	37,126,198
Household Durables	5,310,390	—	—	5,310,390
Household Products	14,030,423	—	—	14,030,423
Insurance	7,678,971	—	2,583,660	10,262,631
Interactive Media & Services	13,109,335	—	—	13,109,335
Internet & Direct Marketing Retail	4,640,705	—	—	4,640,705
IT Services	103,781,262	—	—	103,781,262
Life Sciences Tools & Services	19,571,711	—	—	19,571,711
Machinery	22,608,036	—	—	22,608,036
Media	2,927,253	—	—	2,927,253
Metals & Mining	1,562,996	—	—	1,562,996
Multiline Retail	20,559,537	—	—	20,559,537
Oil, Gas & Consumable Fuels	5,406,226	—	1,889,368	7,295,594
Pharmaceuticals	12,495,713	—	—	12,495,713
Professional Services	39,488,770	—	—	39,488,770
Real Estate Management & Development	1,169,098	—	—	1,169,098
Road & Rail	11,113,466	—	—	11,113,466
Semiconductors & Semiconductor Equipment	71,963,941	—	—	71,963,941
Software	137,929,806	—	—	137,929,806
Specialty Retail	45,716,211	—	—	45,716,211
Technology Hardware, Storage & Peripherals	2,338,077	—	—	2,338,077
Textiles, Apparel & Luxury Goods	10,920,350	—	—	10,920,350
Trading Companies & Distributors	8,302,413	—	—	8,302,413
Water Utilities	1,063,246	—	—	1,063,246
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–16

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$ —	$—	$5,117,099	$ 5,117,099
Total Investments	$999,796,664	$—	$9,590,127	$1,009,386,791
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	2,971,489	2,534,962
Service Class	1,385,319	2,713,964
Shares reinvested:
Standard Class	—	1,610,617
Service Class	—	779,875
	4,356,808	7,639,418
Shares redeemed:
Standard Class	(3,917,923)	(4,514,681)
Service Class	(1,227,846)	(1,515,249)
	(5,145,769)	(6,029,930)
Net increase (decrease)	(788,961)	1,609,488
5. Risk Factors
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–17

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–18

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–19

LVIP U.S. Growth Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP U.S. Growth Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$963.80	0.30%	$1.46
Service Class Shares	1,000.00	962.70	0.55%	2.68
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.30%	$1.51
Service Class Shares	1,000.00	1,022.10	0.55%	2.77

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2020
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	94.46%
Investment Companies	94.46%
Equity Funds	68.60%
Fixed Income Funds	24.87%
Global Equity Fund	0.99%
Unaffiliated Investment	3.34%
Investment Company	3.34%
Money Market Fund	3.34%
Total Investments	97.80%
Receivables and Other Assets Net of Liabilities	2.20%
Total Net Assets	100.00%
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.46%
INVESTMENT COMPANIES–94.46%
Equity Funds–68.60%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	654,663	$ 40,202,191
LVIP MFS Value Fund	5,186,011	209,240,012
LVIP SSGA Mid-Cap Index Fund	5,439,628	56,795,163
LVIP SSGA S&P 500 Index Fund	15,677,168	318,230,828
LVIP SSGA Small-Cap Index Fund	2,070,453	56,860,849
LVIP SSGA Small-Mid Cap 200 Fund	4,528,184	43,076,611
LVIP T. Rowe Price Growth Stock Fund	4,045,542	216,367,735
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,089,245	63,498,425
LVIP Wellington Mid-Cap Value Fund	2,977,010	64,056,319
		1,068,328,133
Fixed Income Funds–24.87%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Bond Fund	7,098,578	103,625,040
LVIP JPMorgan High Yield Fund	3,245,077	32,538,391
LVIP PIMCO Low Duration Bond Fund	1,927,022	19,642,137
LVIP SSGA Bond Index Fund	9,922,638	120,867,657
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Short-Term Bond Index Fund	543,589	$ 5,721,267
LVIP Western Asset Core Bond Fund	9,853,371	104,948,258
		387,342,750
Global Equity Fund–0.99%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	1,881,702	15,493,932
		15,493,932
Total Affiliated Investments (Cost $1,284,279,996)		1,471,164,815
UNAFFILIATED INVESTMENT–3.34%
INVESTMENT COMPANY–3.34%
Money Market Fund–3.34%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	52,009,324	52,009,324
Total Unaffiliated Investment (Cost $52,009,324)		52,009,324

TOTAL INVESTMENTS–97.80% (Cost $1,336,289,320)	1,523,174,139
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.20%	34,209,699
NET ASSETS APPLICABLE TO 142,099,037 SHARES OUTSTANDING–100.00%	$1,557,383,838

✧✧ Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
4,839	U.S. Treasury 5 yr Notes	$ 608,466,448	$ 607,160,707	9/30/20	$1,305,741	$ —
Equity Contracts:
(683)	E-mini Russell 2000 Index	(49,094,040)	(47,112,938)	9/18/20	—	(1,981,102)
(2,088)	E-mini S&P 500 Index	(322,616,880)	(316,502,249)	9/18/20	—	(6,114,631)
(471)	E-mini S&P MidCap 400 Index	(83,795,610)	(82,174,547)	9/18/20	—	(1,621,063)
					—	(9,716,796)
Total Futures Contracts					$1,305,741	$(9,716,796)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–4

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2020 (unaudited)
ASSETS:
Affiliated investments, at value	$1,471,164,815
Unaffiliated investments, at value	52,009,324
Cash collateral held at broker for futures contracts	39,879,500
Receivable for fund shares sold	377,421
Dividends and interest receivable	4,599
Prepaid expenses	2,324
TOTAL ASSETS	1,563,437,983
LIABILITIES:
Variation margin due to broker on futures contracts	4,777,881
Due to manager and affiliates	670,830
Payable for securities purchased	505,675
Payable for fund shares redeemed	74,156
Other accrued expenses payable	25,603
TOTAL LIABILITIES	6,054,145
TOTAL NET ASSETS	$1,557,383,838
Affiliated investments, at cost	$1,284,279,996
Unaffiliated investments, at cost	52,009,324
Standard Class:
Net Assets	$ 11,646,604
Shares Outstanding	1,060,633
Net Asset Value Per Share	$ 10.981
Service Class:
Net Assets	$1,545,737,234
Shares Outstanding	141,038,404
Net Asset Value Per Share	$ 10.960
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$1,462,796,752
Distributable earnings/(accumulated loss)	94,587,086
TOTAL NET ASSETS	$1,557,383,838
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–5

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 183,863
EXPENSES:
Management fees	1,862,082
Distribution fees-Service Class	1,845,308
Shareholder servicing fees	216,002
Accounting and administration expenses	85,976
Custodian fees	32,891
Professional fees	24,881
Trustees’ fees and expenses	19,880
Reports and statements to shareholders	18,751
Consulting fees	2,345
Pricing fees	190
Other	8,484
4,116,790
Less:
Management fees waived	(25,320)
Total operating expenses	4,091,470
NET INVESTMENT LOSS	(3,907,607)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(19,731,791)
Futures contracts	(22,900,543)
Net realized loss	(42,632,334)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(1,606,345)
Futures contracts	(8,272,385)
Net change in unrealized appreciation (depreciation)	(9,878,730)
NET REALIZED AND UNREALIZED LOSS	(52,511,064)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(56,418,671)
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (3,907,607)	$ 16,963,542
Net realized gain (loss)	(42,632,334)	581,261
Net change in unrealized appreciation (depreciation)	(9,878,730)	182,048,415
Net increase (decrease) in net assets resulting from operations	(56,418,671)	199,593,218
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(840,191)
Service Class	—	(69,475,662)
	—	(70,315,853)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,396,531	5,303,513
Service Class	146,736,090	308,774,479
Reinvestment of dividends and distributions:
Standard Class	—	840,191
Service Class	—	69,475,662
	149,132,621	384,393,845
Cost of shares redeemed:
Standard Class	(7,535,221)	(2,217,798)
Service Class	(43,620,784)	(75,589,773)
	(51,156,005)	(77,807,571)
Increase in net assets derived from capital share transactions	97,976,616	306,586,274
NET INCREASE IN NET ASSETS	41,557,945	435,863,639
NET ASSETS:
Beginning of period	1,515,825,893	1,079,962,254
End of period	$1,557,383,838	$1,515,825,893
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–6

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended				5/1/15 [1] to 12/31/15
		12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 11.393	$ 10.250	$ 10.960	$ 9.769	$ 9.507	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.015)	0.172	0.175	0.135	0.145	0.236
Net realized and unrealized gain (loss)	(0.397)	1.570	(0.681)	1.352	0.243	(0.600)
Total from investment operations	(0.412)	1.742	(0.506)	1.487	0.388	(0.364)
Less dividends and distributions from:
Net investment income	—	(0.177)	(0.202)	(0.178)	(0.126)	(0.113)
Net realized gain	—	(0.422)	(0.002)	(0.118)	—	(0.016)
Total dividends and distributions	—	(0.599)	(0.204)	(0.296)	(0.126)	(0.129)
Net asset value, end of period	$ 10.981	$ 11.393	$ 10.250	$ 10.960	$ 9.769	$ 9.507
Total return[5]	(3.62%)	17.18%	(4.62%)	15.22%	4.08%	(3.64%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 11,647	$ 17,450	$ 12,113	$ 6,015	$ 3,775	$ 298
Ratio of expenses to average net assets[6]	0.30%	0.30%	0.30%	0.29%	0.28%	0.31%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.30%	0.43%	0.75%	0.74%	0.73%	0.77%
Ratio of net investment income (loss) to average net assets	(0.28%) [7]	1.56%	1.60%	1.27%	1.50%	3.61%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%) [7]	1.42%	1.15%	0.82%	1.05%	3.15%
Portfolio turnover	18%	17%	24%	14%	15%	9%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–7

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended				5/1/15 [1] to 12/31/15
		12/31/19	12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 11.385	$ 10.248	$ 10.959	$ 9.769	$ 9.508	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.029)	0.144	0.148	0.108	0.120	0.219
Net realized and unrealized gain (loss)	(0.396)	1.567	(0.680)	1.352	0.243	(0.599)
Total from investment operations	(0.425)	1.711	(0.532)	1.460	0.363	(0.380)
Less dividends and distributions from:
Net investment income	—	(0.152)	(0.177)	(0.152)	(0.102)	(0.096)
Net realized gain	—	(0.422)	(0.002)	(0.118)	—	(0.016)
Total dividends and distributions	—	(0.574)	(0.179)	(0.270)	(0.102)	(0.112)
Net asset value, end of period	$ 10.960	$ 11.385	$ 10.248	$ 10.959	$ 9.769	$ 9.508
Total return[5]	(3.73%)	16.88%	(4.86%)	14.94%	3.82%	(3.80%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,545,737	$1,498,376	$1,067,849	$949,388	$624,051	$255,230
Ratio of expenses to average net assets[6]	0.55%	0.55%	0.55%	0.54%	0.53%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.55%	0.68%	1.00%	0.99%	0.98%	1.02%
Ratio of net investment income (loss) to average net assets	(0.53%) [7]	1.31%	1.35%	1.02%	1.25%	3.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.53%) [7]	1.17%	0.90%	0.57%	0.80%	2.90%
Portfolio turnover	18%	17%	24%	14%	15%	9%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–8

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP U.S. Growth Allocation Managed Risk Fund–9

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$46,455
Legal	8,280
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $12,323 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$305,612
Distribution fees payable to LFD	315,967
Printing and mailing fees payable to Lincoln Life	12,323
Shareholder servicing fees payable to Lincoln Life	36,928
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP U.S. Growth Allocation Managed Risk Fund–10

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Number of Shares 06/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.46%@
Equity Funds-68.60%@
✧✧LVIP Baron Growth Opportunities Fund	$ 49,183,298	$ 9,426,646	$ 20,256,322	$ 1,860,437	$ (11,868)	$ 40,202,191	654,663	$—	$—
✧✧LVIP MFS Value Fund	213,916,694	41,441,415	21,627,384	(3,664,221)	(20,826,492)	209,240,012	5,186,011	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	58,369,123	13,736,486	9,537,040	(3,098,211)	(2,675,195)	56,795,163	5,439,628	—	—
✧✧LVIP SSGA S&P 500 Index Fund	296,730,504	59,018,461	31,746,205	(4,794,051)	(977,881)	318,230,828	15,677,168	—	—
✧✧LVIP SSGA Small-Cap Index Fund	61,409,156	12,878,097	12,469,425	(2,608,270)	(2,348,709)	56,860,849	2,070,453	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	45,657,774	14,138,705	9,280,483	(2,414,532)	(5,024,853)	43,076,611	4,528,184	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	213,278,243	25,971,338	42,916,239	1,370,084	18,664,309	216,367,735	4,045,542	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	60,877,126	13,069,724	12,504,307	(1,372,895)	3,428,777	63,498,425	2,089,245	—	—
✧✧LVIP Wellington Mid-Cap Value Fund	61,691,269	22,251,459	7,799,874	(2,805,720)	(9,280,815)	64,056,319	2,977,010	—	—
Fixed Income Funds-24.87%@
✧✧LVIP Delaware Bond Fund	101,748,058	20,108,921	24,091,245	(769,852)	6,629,158	103,625,040	7,098,578	—	—
✧✧LVIP JPMorgan High Yield Fund	33,802,878	4,166,170	3,597,619	(512,063)	(1,320,975)	32,538,391	3,245,077	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	25,922,684	2,208,082	9,019,133	(218,956)	749,460	19,642,137	1,927,022	—	—
✧✧LVIP SSGA Bond Index Fund	126,111,100	16,883,709	29,570,229	117,274	7,325,803	120,867,657	9,922,638	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	6,016,649	962,749	1,372,805	(43,687)	158,361	5,721,267	543,589	—	—
✧✧LVIP Western Asset Core Bond Fund	102,759,269	14,883,839	17,647,092	(476,182)	5,428,424	104,948,258	9,853,371	—	—
Global Equity Fund-0.99%@
✧✧LVIP BlackRock Global Real Estate Fund	14,977,658	3,985,282	1,644,213	(300,946)	(1,523,849)	15,493,932	1,881,702	—	—
Total	$1,472,451,483	$275,131,083	$255,079,615	$(19,731,791)	$ (1,606,345)	$1,471,164,815		$—	$—

@ As a percentage of Net Assets as of June 30, 2020.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$275,131,083
Sales	255,079,615
LVIP U.S. Growth Allocation Managed Risk Fund–11

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,336,289,320
Aggregate unrealized appreciation of investments and derivatives	$ 199,740,849
Aggregate unrealized depreciation of investments and derivatives	(21,267,085)
Net unrealized appreciation of investments and derivatives	$ 178,473,764
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,471,164,815	$—	$—	$1,471,164,815
Unaffiliated Investment Company	52,009,324	—	—	52,009,324
Total Investments	$1,523,174,139	$—	$—	$1,523,174,139
Derivatives:
Assets:
Futures Contract	$ 1,305,741	$—	$—	$ 1,305,741
Liabilities:
Futures Contracts	$ (9,716,796)	$—	$—	$ (9,716,796)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund–12

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	225,015	476,254
Service Class	13,455,309	28,014,927
Shares reinvested:
Standard Class	—	75,291
Service Class	—	6,243,255
	13,680,324	34,809,727
Shares redeemed:
Standard Class	(696,031)	(201,615)
Service Class	(4,025,361)	(6,851,846)
	(4,721,392)	(7,053,461)
Net increase	8,958,932	27,756,266
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$ —	Variation margin due to broker on futures contracts	$(9,716,796)
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	1,305,741	Variation margin due to broker on futures contracts	—
Total		$1,305,741		$(9,716,796)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
LVIP U.S. Growth Allocation Managed Risk Fund–13

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(34,145,130)	$(9,716,796)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	11,244,587	1,444,411
Total		$(22,900,543)	$(8,272,385)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$373,819,641	$300,940,190
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–14

LVIP U.S. Growth Allocation Managed Risk Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP U.S. Growth Allocation Managed Risk Fund–15

LVIP Wellington Capital Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Wellington Capital Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington Capital Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,153.40	0.72%	$3.85
Service Class Shares	1,000.00	1,152.00	0.97%	5.19
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.30	0.72%	$3.62
Service Class Shares	1,000.00	1,020.00	0.97%	4.87

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.76%
Aerospace & Defense	1.89%
Beverages	2.54%
Biotechnology	0.93%
Capital Markets	1.41%
Commercial Services & Supplies	0.97%
Consumer Finance	1.04%
Electronic Equipment, Instruments & Components	1.16%
Equity Real Estate Investment Trusts	1.88%
Health Care Equipment & Supplies	3.46%
Health Care Providers & Services	1.66%
Insurance	2.89%
Interactive Media & Services	7.71%
Internet & Direct Marketing Retail	8.52%
IT Services	13.85%
Life Sciences Tools & Services	2.02%
Machinery	0.23%
Professional Services	4.34%
Road & Rail	1.96%
Semiconductors & Semiconductor Equipment	4.50%
Software	24.88%
Specialty Retail	3.90%
Technology Hardware, Storage & Peripherals	8.02%
Money Market Fund	0.32%
Total Investments	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	8.27%
Apple	8.02%
Amazon.com	7.70%
Alphabet Class C	4.26%
Facebook Class A	3.43%
PayPal Holdings	3.17%
Mastercard Class A	2.62%
Adobe	2.41%
salesforce.com	2.30%
ServiceNow	2.04%
Total	44.22%

IT–Information Technology

LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.76%
Aerospace & Defense–1.89%
Lockheed Martin	22,006	$ 8,030,430
Northrop Grumman	18,600	5,718,384
		13,748,814
Beverages–2.54%
Constellation Brands Class A	60,857	10,646,932
†Monster Beverage	112,583	7,804,254
		18,451,186
Biotechnology–0.93%
†Biogen	8,411	2,250,363
†Seattle Genetics	26,259	4,461,929
		6,712,292
Capital Markets–1.41%
Blackstone Group Class A	51,516	2,918,897
MarketAxess Holdings	3,773	1,889,971
S&P Global	16,384	5,398,200
		10,207,068
Commercial Services & Supplies–0.97%
†Copart	84,910	7,070,456
		7,070,456
Consumer Finance–1.04%
American Express	79,161	7,536,127
		7,536,127
Electronic Equipment, Instruments & Components–1.16%
CDW	72,358	8,406,552
		8,406,552
Equity Real Estate Investment Trusts–1.88%
American Tower	36,223	9,365,094
Equinix	6,049	4,248,213
		13,613,307
Health Care Equipment & Supplies–3.46%
†ABIOMED	42,662	10,305,433
Danaher	20,261	3,582,752
†DexCom	4,121	1,670,653
†Edwards Lifesciences	95,562	6,604,290
†Penumbra	16,574	2,963,763
		25,126,891
Health Care Providers & Services–1.66%
UnitedHealth Group	40,827	12,041,924
		12,041,924
Insurance–2.89%
†Markel	5,380	4,966,655
Marsh & McLennan	58,342	6,264,180
Progressive	121,252	9,713,498
		20,944,333
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–7.71%
†Alphabet Class C	21,882	$ 30,932,614
†Facebook Class A	109,460	24,855,082
†ZoomInfo Technologies Class A	3,400	173,502
		55,961,198
Internet & Direct Marketing Retail–8.52%
†Alibaba Group Holding ADR	27,665	5,967,340
†Amazon.com	20,251	55,868,864
		61,836,204
IT Services–13.85%
Fidelity National Information Services	89,688	12,026,264
†FleetCor Technologies	57,651	14,500,956
Global Payments	58,865	9,984,681
Mastercard Class A	64,397	19,042,193
†PayPal Holdings	131,834	22,969,438
†Square Class A	74,771	7,846,469
Visa Class A	73,222	14,144,293
		100,514,294
Life Sciences Tools & Services–2.02%
†Mettler-Toledo International	8,604	6,930,952
Thermo Fisher Scientific	21,238	7,695,377
		14,626,329
Machinery–0.23%
IDEX	10,634	1,680,597
		1,680,597
Professional Services–4.34%
Equifax	54,875	9,431,915
IHS Markit	138,606	10,464,753
TransUnion	133,048	11,580,498
		31,477,166
Road & Rail–1.96%
Canadian National Railway	66,084	5,853,060
JB Hunt Transport Services	19,531	2,350,361
†Uber Technologies	193,656	6,018,828
		14,222,249
Semiconductors & Semiconductor Equipment–4.50%
†Advanced Micro Devices	208,261	10,956,611
Microchip Technology	104,903	11,047,335
Monolithic Power Systems	7,998	1,895,526
NVIDIA	22,994	8,735,651
		32,635,123
Software–24.88%
†Adobe	40,088	17,450,707
†Autodesk	52,099	12,461,560
†Ceridian HCM Holding	30,930	2,451,821
LVIP Wellington Capital Growth Fund–3

LVIP Wellington Capital Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†DocuSign	59,708	$ 10,282,315
Microsoft	294,961	60,027,513
†salesforce.com	88,905	16,654,574
†ServiceNow	36,589	14,820,740
†Slack Technologies Class A	300,454	9,341,115
†Splunk	47,908	9,519,320
SS&C Technologies Holdings	211,084	11,922,024
†Tyler Technologies	16,426	5,697,851
†Workday Class A	52,767	9,886,425
		180,515,965
Specialty Retail–3.90%
Home Depot	48,894	12,248,436
†O'Reilly Automotive	15,929	6,716,782
†Ross Stores	57,335	4,887,235
†TJX	88,102	4,454,437
		28,306,890
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–8.02%
Apple	159,541	$ 58,200,557
		58,200,557
Total Common Stock (Cost $338,681,170)		723,835,522

MONEY MARKET FUND–0.32%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	2,297,205	2,297,205
Total Money Market Fund (Cost $2,297,205)		2,297,205

TOTAL INVESTMENTS–100.08% (Cost $340,978,375)	726,132,727
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(554,770)
NET ASSETS APPLICABLE TO 11,322,249 SHARES OUTSTANDING–100.00%	$725,577,957
NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND STANDARD CLASS ($270,322,996 / 4,130,396 Shares)	$65.447
NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND SERVICE CLASS ($455,254,961 / 7,191,853 Shares)	$63.301
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$263,495,974
Distributable earnings/(accumulated loss)	462,081,983
TOTAL NET ASSETS	$725,577,957

† Non-income producing.
★ Includes $1,258,268 payable for fund shares redeemed, $24,146 other accrued expenses payable and $520,803 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund–4

LVIP Wellington Capital Growth Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,195,435
Foreign taxes withheld	(8,495)
2,186,940
EXPENSES:
Management fees	2,193,131
Distribution fees-Service Class	512,224
Shareholder servicing fees	93,965
Accounting and administration expenses	63,994
Reports and statements to shareholders	33,248
Professional fees	17,291
Trustees’ fees and expenses	8,605
Custodian fees	3,406
Consulting fees	1,151
Pricing fees	532
Other	7,515
2,935,062
Less:
Management fees waived	(93,659)
Total operating expenses	2,841,403
NET INVESTMENT LOSS	(654,463)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	30,667,117
Foreign currencies	(1,585)
Net realized gain	30,665,532
Net change in unrealized appreciation (depreciation) of investments	67,020,918
NET REALIZED AND UNREALIZED GAIN	97,686,450
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,031,987
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (654,463)	$ (1,030,916)
Net realized gain	30,665,532	50,146,617
Net change in unrealized appreciation (depreciation)	67,020,918	148,534,713
Net increase in net assets resulting from operations	97,031,987	197,650,414
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(16,856,627)
Service Class	—	(32,102,946)
	—	(48,959,573)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	20,109,913	27,881,119
Service Class	41,751,246	46,618,636
Reinvestment of dividends and distributions:
Standard Class	—	16,856,627
Service Class	—	32,102,946
	61,861,159	123,459,328
Cost of shares redeemed:
Standard Class	(21,251,017)	(32,007,688)
Service Class	(66,494,771)	(85,898,063)
	(87,745,788)	(117,905,751)
Increase (decrease) in net assets derived from capital share transactions	(25,884,629)	5,553,577
NET INCREASE IN NET ASSETS	71,147,358	154,244,418
NET ASSETS:
Beginning of period	654,430,599	500,186,181
End of period	$725,577,957	$ 654,430,599
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund–5

LVIP Wellington Capital Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington Capital Growth Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 56.741	$ 43.556	$ 45.771	$ 35.922	$ 38.974	$ 41.894
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.013)	(0.006)	(0.001)	0.033	0.033	0.066
Net realized and unrealized gain	8.719	17.676	1.127	12.657	0.102	3.557
Total from investment operations	8.706	17.670	1.126	12.690	0.135	3.623
Less dividends and distributions from:
Net realized gain	—	(4.485)	(3.341)	(2.841)	(3.187)	(6.543)
Total dividends and distributions	—	(4.485)	(3.341)	(2.841)	(3.187)	(6.543)
Net asset value, end of period	$ 65.447	$ 56.741	$ 43.556	$ 45.771	$ 35.922	$ 38.974
Total return[3]	15.34%	41.38%	1.35%	35.86%	0.10%	9.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$270,323	$235,426	$171,308	$170,877	$128,537	$136,262
Ratio of expenses to average net assets	0.72%	0.73%	0.74%	0.75%	0.75%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.76%	0.76%	0.76%	0.75%	0.74%
Ratio of net investment income (loss) to average net assets	(0.05%)	(0.01%)	(0.00%)	0.08%	0.09%	0.16%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.08%)	(0.04%)	(0.02%)	0.07%	0.09%	0.16%
Portfolio turnover	11%	30%	30%	27%	31%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund–6

LVIP Wellington Capital Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington Capital Growth Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 54.949	$ 42.392	$ 44.731	$ 35.244	$ 38.390	$ 41.459
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.082)	(0.135)	(0.122)	(0.071)	(0.060)	(0.040)
Net realized and unrealized gain	8.434	17.177	1.124	12.399	0.101	3.514
Total from investment operations	8.352	17.042	1.002	12.328	0.041	3.474
Less dividends and distributions from:
Net realized gain	—	(4.485)	(3.341)	(2.841)	(3.187)	(6.543)
Total dividends and distributions	—	(4.485)	(3.341)	(2.841)	(3.187)	(6.543)
Net asset value, end of period	$ 63.301	$ 54.949	$ 42.392	$ 44.731	$ 35.244	$ 38.390
Total return[3]	15.20%	41.03%	1.10%	35.52%	(0.15%)	9.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$455,255	$419,005	$328,878	$343,525	$298,355	$318,018
Ratio of expenses to average net assets	0.97%	0.98%	0.99%	1.00%	1.00%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	1.01%	1.01%	1.01%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets	(0.30%)	(0.26%)	(0.25%)	(0.17%)	(0.16%)	(0.09%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.33%)	(0.29%)	(0.27%)	(0.18%)	(0.16%)	(0.09%)
Portfolio turnover	11%	30%	30%	27%	31%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund–7

LVIP Wellington Capital Growth Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington Capital Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities
LVIP Wellington Capital Growth Fund–8

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $2,448 for the six months ended June 30, 2020. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $100 million of the Fund's average daily net assets; 0.70% of the next $150 million; 0.65% on the next $750 million; and 0.60% of the Fund's average daily net assets in excess of $1 billion.   Effective May 1, 2020, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% on the first $100 million of average daily net assets of the Fund; 0.000% on the next $150 million; 0.025% on the next $250 million; and 0.05% on the excess of $500 million of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$19,961
Legal	3,557
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $29,966 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$378,825
Distribution fees payable to LFD	92,690
Printing and mailing fees payable to Lincoln Life	32,216
Shareholder servicing fees payable to Lincoln Life	17,072
LVIP Wellington Capital Growth Fund–9

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2020, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$71,865,771
Sales	97,816,896
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$340,978,375
Aggregate unrealized appreciation of investments	$385,762,603
Aggregate unrealized depreciation of investments	(608,251)
Net unrealized appreciation of investments	$385,154,352
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Wellington Capital Growth Fund–10

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$723,835,522	$—	$—	$723,835,522
Money Market Fund	2,297,205	—	—	2,297,205
Total Investments	$726,132,727	$—	$—	$726,132,727
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	346,575	525,385
Service Class	744,935	899,331
Shares reinvested:
Standard Class	—	319,421
Service Class	—	627,723
	1,091,510	2,371,860
Shares redeemed:
Standard Class	(365,291)	(628,741)
Service Class	(1,178,366)	(1,659,787)
	(1,543,657)	(2,288,528)
Net increase (decrease)	(452,147)	83,332
5. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Wellington Capital Growth Fund–11

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Wellington Capital Growth Fund–12

LVIP Wellington Capital Growth Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Wellington Capital Growth Fund–13

LVIP Wellington Mid-Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Wellington Mid-Cap Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington Mid-Cap Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$780.30	0.83%	$3.67
Service Class Shares	1,000.00	779.40	1.08%	4.78
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.70	0.83%	$4.17
Service Class Shares	1,000.00	1,019.50	1.08%	5.42

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.15%
Aerospace & Defense	0.85%
Auto Components	1.23%
Banks	9.96%
Building Products	2.83%
Chemicals	3.07%
Commercial Services & Supplies	2.07%
Communications Equipment	3.77%
Construction Materials	0.65%
Consumer Finance	1.14%
Containers & Packaging	1.74%
Diversified Financial Services	1.92%
Electric Utilities	3.29%
Electrical Equipment	1.18%
Electronic Equipment, Instruments & Components	1.80%
Equity Real Estate Investment Trusts	12.08%
Food & Staples Retailing	1.61%
Food Products	1.11%
Health Care Equipment & Supplies	4.90%
Health Care Providers & Services	4.04%
Hotels, Restaurants & Leisure	1.56%
Household Durables	1.22%
Insurance	9.10%
IT Services	2.68%
Machinery	8.71%
Media	0.94%
Metals & Mining	2.88%
Oil, Gas & Consumable Fuels	1.77%
Road & Rail	0.91%
Semiconductors & Semiconductor Equipment	3.89%
Software	0.56%
Textiles, Apparel & Luxury Goods	4.69%
Master Limited Partnership	0.34%
Money Market Fund	0.81%
Total Investments	99.30%
Receivables and Other Assets Net of Liabilities	0.70%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Lumentum Holdings	2.28%
MKS Instruments	2.17%
Gaming and Leisure Properties	2.09%
Clean Harbors	2.07%
Ingersoll Rand	2.01%
Voya Financial	1.91%
Colfax	1.85%
Assurant	1.85%
Hanover Insurance Group	1.84%
Celanese	1.83%
Total	19.90%

IT–Information Technology

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.15%
Aerospace & Defense–0.85%
†Moog Class A	38,507	$ 2,040,101
		2,040,101
Auto Components–1.23%
Gentex	114,111	2,940,640
		2,940,640
Banks–9.96%
Atlantic Union Bankshares	145,748	3,375,524
BancorpSouth Bank	81,602	1,855,629
IBERIABANK	34,504	1,571,312
South State	67,284	3,206,755
Sterling Bancorp	282,055	3,305,685
Synovus Financial	157,116	3,225,591
Western Alliance Bancorp	107,572	4,073,752
Zions Bancorp	97,031	3,299,054
		23,913,302
Building Products–2.83%
Fortune Brands Home & Security	68,356	4,369,999
†JELD-WEN Holding	150,974	2,432,191
		6,802,190
Chemicals–3.07%
Celanese	50,897	4,394,447
FMC	29,970	2,985,611
		7,380,058
Commercial Services & Supplies–2.07%
†Clean Harbors	82,721	4,961,606
		4,961,606
Communications Equipment–3.77%
†Ciena	50,787	2,750,624
†F5 Networks	6,066	846,086
†Lumentum Holdings	67,101	5,464,034
		9,060,744
Construction Materials–0.65%
Buzzi Unicem	72,331	1,562,906
		1,562,906
Consumer Finance–1.14%
SLM	389,718	2,739,718
		2,739,718
Containers & Packaging–1.74%
†Crown Holdings	64,021	4,169,688
		4,169,688
Diversified Financial Services–1.92%
Voya Financial	98,561	4,597,871
		4,597,871
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–3.29%
Alliant Energy	56,774	$ 2,716,068
Evergy	43,087	2,554,629
Portland General Electric	62,873	2,628,720
		7,899,417
Electrical Equipment–1.18%
EnerSys	44,147	2,842,184
		2,842,184
Electronic Equipment, Instruments & Components–1.80%
†Coherent	20,579	2,695,437
†Rogers	12,993	1,618,928
		4,314,365
Equity Real Estate Investment Trusts–12.08%
American Assets Trust	99,217	2,762,201
American Campus Communities	59,342	2,074,596
Americold Realty Trust	51,786	1,879,832
Corporate Office Properties Trust	120,995	3,066,013
Essential Properties Realty Trust	68,880	1,022,179
First Industrial Realty Trust	75,615	2,906,641
Gaming and Leisure Properties	144,970	5,015,962
Highwoods Properties	80,262	2,996,181
†Host Hotels & Resorts	150,780	1,626,916
Life Storage	32,086	3,046,566
Physicians Realty Trust	148,788	2,606,766
		29,003,853
Food & Staples Retailing–1.61%
†U.S. Foods Holding	196,397	3,872,949
		3,872,949
Food Products–1.11%
†Post Holdings	30,343	2,658,654
		2,658,654
Health Care Equipment & Supplies–4.90%
†Avanos Medical	75,638	2,223,001
DENTSPLY SIRONA	77,870	3,430,952
Hill-Rom Holdings	31,927	3,504,946
†Hologic	45,952	2,619,264
		11,778,163
Health Care Providers & Services–4.04%
†Acadia Healthcare	88,800	2,230,656
Encompass Health	60,275	3,732,831
†Molina Healthcare	20,991	3,735,978
		9,699,465
LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.56%
Wyndham Hotels & Resorts	87,864	$ 3,744,764
		3,744,764
Household Durables–1.22%
Lennar Class A	47,654	2,936,439
		2,936,439
Insurance–9.10%
Assurant	42,947	4,435,996
CNO Financial Group	277,948	4,327,650
Hanover Insurance Group	43,581	4,416,063
Kemper	58,659	4,253,951
Lancashire Holdings	213,023	2,136,152
RenaissanceRe Holdings	13,372	2,287,013
		21,856,825
IT Services–2.68%
Amdocs	56,628	3,447,513
Leidos Holdings	32,021	2,999,407
		6,446,920
Machinery–8.71%
†Colfax	159,268	4,443,577
†Ingersoll Rand	171,369	4,818,896
John Bean Technologies	10,800	929,016
Kennametal	130,457	3,745,421
Rexnord	103,343	3,012,448
†SPX FLOW	106,057	3,970,774
		20,920,132
Media–0.94%
TEGNA	201,795	2,247,996
		2,247,996
Metals & Mining–2.88%
Carpenter Technology	106,344	2,582,032
Reliance Steel & Aluminum	45,528	4,321,973
		6,904,005
Oil, Gas & Consumable Fuels–1.77%
Delek US Holdings	87,083	1,516,115
Diamondback Energy	65,619	2,744,187
		4,260,302
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–0.91%
Knight-Swift Transportation Holdings	52,525	$ 2,190,818
		2,190,818
Semiconductors & Semiconductor Equipment–3.89%
†Axcelis Technologies	34,560	962,496
†Ichor Holdings	39,709	1,055,465
MKS Instruments	45,930	5,201,113
†Onto Innovation	62,487	2,127,058
		9,346,132
Software–0.56%
SS&C Technologies Holdings	23,953	1,352,865
		1,352,865
Textiles, Apparel & Luxury Goods–4.69%
†Carter's	49,043	3,957,770
†Columbia Sportswear	41,907	3,376,866
†Steven Madden	159,574	3,939,882
		11,274,518
Total Common Stock (Cost $228,646,772)		235,719,590
MASTER LIMITED PARTNERSHIP–0.34%
Viper Energy Partners	79,048	818,937
Total Master Limited Partnership (Cost $2,062,531)		818,937

MONEY MARKET FUND–0.81%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.11%)	1,941,540	1,941,540
Total Money Market Fund (Cost $1,941,540)		1,941,540

TOTAL INVESTMENTS–99.30% (Cost $232,650,843)	238,480,067
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.70%	1,692,854
NET ASSETS APPLICABLE TO 11,188,330 SHARES OUTSTANDING–100.00%	$240,172,921
NET ASSET VALUE PER SHARE–LVIP WELLINGTON MID-CAP VALUE FUND STANDARD CLASS ($130,986,656 / 6,087,843 Shares)	$21.516
NET ASSET VALUE PER SHARE–LVIP WELLINGTON MID-CAP VALUE FUND SERVICE CLASS ($109,186,265 / 5,100,487 Shares)	$21.407
LVIP Wellington Mid-Cap Value Fund–4

LVIP Wellington Mid-Cap Value Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$230,504,805
Distributable earnings/(accumulated loss)	9,668,116
TOTAL NET ASSETS	$240,172,921

† Non-income producing.
★ Includes $3,115,807 payable for securities purchased, $56,735 payable for fund shares redeemed, $17,070 other accrued expenses payable and $186,680 due to manager and affiliates as of June 30, 2020.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Mid-Cap Value Fund–5

LVIP Wellington Mid-Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,337,716
Foreign taxes withheld	(1,751)
2,335,965
EXPENSES:
Management fees	953,469
Distribution fees-Service Class	134,053
Shareholder servicing fees	33,539
Accounting and administration expenses	30,961
Professional fees	14,313
Pricing fees	13,181
Reports and statements to shareholders	12,784
Custodian fees	5,855
Trustees’ fees and expenses	3,281
Consulting fees	1,031
Other	3,814
1,206,281
Less:
Management fees waived	(106,630)
Total operating expenses	1,099,651
NET INVESTMENT INCOME	1,236,314
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(11,160,326)
Foreign currencies	1,834
Net realized loss	(11,158,492)
Net change in unrealized appreciation (depreciation) of:
Investments	(44,191,273)
Foreign currencies	(165)
Net change in unrealized appreciation (depreciation)	(44,191,438)
NET REALIZED AND UNREALIZED LOSS	(55,349,930)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(54,113,616)
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Mid-Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,236,314	$ 2,032,790
Net realized gain (loss)	(11,158,492)	16,409,723
Net change in unrealized appreciation (depreciation)	(44,191,438)	41,531,077
Net increase (decrease) in net assets resulting from operations	(54,113,616)	59,973,590
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(9,925,382)
Service Class	—	(9,231,646)
	—	(19,157,028)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	36,190,273	27,032,437
Service Class	19,505,522	19,594,327
Reinvestment of dividends and distributions:
Standard Class	—	9,925,382
Service Class	—	9,231,646
	55,695,795	65,783,792
Cost of shares redeemed:
Standard Class	(12,342,534)	(23,897,199)
Service Class	(8,979,965)	(17,508,200)
	(21,322,499)	(41,405,399)
Increase in net assets derived from capital share transactions	34,373,296	24,378,393
NET INCREASE (DECREASE) IN NET ASSETS	(19,740,320)	65,194,955
NET ASSETS:
Beginning of period	259,913,241	194,718,286
End of period	$240,172,921	$259,913,241
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Mid-Cap Value Fund–6

LVIP Wellington Mid-Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington Mid-Cap Value Fund Standard Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 27.575	$ 22.929	$ 27.870	$ 25.200	$ 22.460	$ 22.964
Income (loss) from investment operations:
Net investment income[2]	0.131	0.265	0.173	0.098	0.111	0.068
Net realized and unrealized gain (loss)	(6.190)	6.599	(4.079)	3.241	2.823	(0.418)
Total from investment operations	(6.059)	6.864	(3.906)	3.339	2.934	(0.350)
Less dividends and distributions from:
Net investment income	—	(0.259)	(0.184)	(0.108)	(0.121)	(0.154)
Net realized gain	—	(1.959)	(0.851)	(0.561)	(0.073)	—
Total dividends and distributions	—	(2.218)	(1.035)	(0.669)	(0.194)	(0.154)
Net asset value, end of period	$ 21.516	$ 27.575	$ 22.929	$ 27.870	$ 25.200	$ 22.460
Total return[3]	(21.97%)	30.59%	(14.53%)	13.43%	13.07%	(1.52%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 130,987	$134,735	$ 100,655	$123,063	$ 93,907	$ 58,589
Ratio of expenses to average net assets	0.83%	0.83%	0.87%	0.88%	0.92%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.92%	0.92%	0.92%	0.92%	0.94%	0.97%
Ratio of net investment income to average net assets	1.19%	1.01%	0.63%	0.36%	0.48%	0.29%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.10%	0.92%	0.58%	0.32%	0.46%	0.28%
Portfolio turnover	44%	54%	58%	38%	50%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Mid-Cap Value Fund–7

LVIP Wellington Mid-Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington Mid-Cap Value Fund Service Class
	Six Months Ended 6/30/20[1] (unaudited)	Year Ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 27.469	$ 22.856	$ 27.780	$ 25.124	$ 22.400	$ 22.843
Income (loss) from investment operations:
Net investment income[2]	0.104	0.199	0.104	0.032	0.053	0.009
Net realized and unrealized gain (loss)	(6.166)	6.570	(4.059)	3.228	2.808	(0.412)
Total from investment operations	(6.062)	6.769	(3.955)	3.260	2.861	(0.403)
Less dividends and distributions from:
Net investment income	—	(0.197)	(0.118)	(0.043)	(0.064)	(0.040)
Net realized gain	—	(1.959)	(0.851)	(0.561)	(0.073)	—
Total dividends and distributions	—	(2.156)	(0.969)	(0.604)	(0.137)	(0.040)
Net asset value, end of period	$ 21.407	$ 27.469	$ 22.856	$ 27.780	$ 25.124	$ 22.400
Total return[3]	(22.06%)	30.27%	(14.75%)	13.15%	12.78%	(1.76%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 109,186	$125,178	$ 94,063	$105,476	$ 91,014	$ 79,862
Ratio of expenses to average net assets	1.08%	1.08%	1.12%	1.13%	1.17%	1.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.17%	1.17%	1.17%	1.17%	1.19%	1.22%
Ratio of net investment income to average net assets	0.94%	0.76%	0.38%	0.11%	0.23%	0.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.85%	0.67%	0.33%	0.07%	0.21%	0.03%
Portfolio turnover	44%	54%	58%	38%	50%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Mid-Cap Value Fund–8

LVIP Wellington Mid-Cap Value Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington Mid-Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2016-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Wellington Mid-Cap Value Fund–9

LVIP Wellington Mid-Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.
The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2020, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,763 for the six months ended June 30, 2020. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $25 million of the Fund's average daily net assets; 0.95% of the next $25 million; 0.85% of the next $50 million; 0.75% of the next $150 million; and 0.70% of the Fund's average daily net assets in excess of $250 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.115% on the first $100 million of the Fund’s average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $100 million.   The agreement will continue at least through April 30, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$7,281
Legal	1,298
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Wellington Mid-Cap Value Fund–10

LVIP Wellington Mid-Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,184 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$147,572
Distribution fees payable to LFD	23,148
Printing and mailing fees payable to Lincoln Life	10,089
Shareholder servicing fees payable to Lincoln Life	5,871
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2020, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$141,985,535
Sales	101,639,828
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$232,650,843
Aggregate unrealized appreciation of investments	$ 20,819,243
Aggregate unrealized depreciation of investments	(15,245,377)
Net unrealized appreciation of investments	$ 5,573,866
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statement of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP Wellington Mid-Cap Value Fund–11

LVIP Wellington Mid-Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 2,040,101	$ —	$—	$ 2,040,101
Auto Components	2,940,640	—	—	2,940,640
Banks	23,913,302	—	—	23,913,302
Building Products	6,802,190	—	—	6,802,190
Chemicals	7,380,058	—	—	7,380,058
Commercial Services & Supplies	4,961,606	—	—	4,961,606
Communications Equipment	9,060,744	—	—	9,060,744
Construction Materials	—	1,562,906	—	1,562,906
Consumer Finance	2,739,718	—	—	2,739,718
Containers & Packaging	4,169,688	—	—	4,169,688
Diversified Financial Services	4,597,871	—	—	4,597,871
Electric Utilities	7,899,417	—	—	7,899,417
Electrical Equipment	2,842,184	—	—	2,842,184
Electronic Equipment, Instruments & Components	4,314,365	—	—	4,314,365
Equity Real Estate Investment Trusts	29,003,853	—	—	29,003,853
Food & Staples Retailing	3,872,949	—	—	3,872,949
Food Products	2,658,654	—	—	2,658,654
Health Care Equipment & Supplies	11,778,163	—	—	11,778,163
Health Care Providers & Services	9,699,465	—	—	9,699,465
Hotels, Restaurants & Leisure	3,744,764	—	—	3,744,764
Household Durables	2,936,439	—	—	2,936,439
Insurance	19,720,673	2,136,152	—	21,856,825
IT Services	6,446,920	—	—	6,446,920
Machinery	20,920,132	—	—	20,920,132
Media	2,247,996	—	—	2,247,996
Metals & Mining	6,904,005	—	—	6,904,005
Oil, Gas & Consumable Fuels	4,260,302	—	—	4,260,302
Road & Rail	2,190,818	—	—	2,190,818
Semiconductors & Semiconductor Equipment	9,346,132	—	—	9,346,132
Software	1,352,865	—	—	1,352,865
Textiles, Apparel & Luxury Goods	11,274,518	—	—	11,274,518
Master Limited Partnership	818,937	—	—	818,937
Money Market Fund	1,941,540	—	—	1,941,540
Total Investments	$234,781,009	$3,699,058	$—	$238,480,067
As a result of utilizing International fair value pricing at June 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
There were no Level 3 investments at the beginning or end of the period.
LVIP Wellington Mid-Cap Value Fund–12

LVIP Wellington Mid-Cap Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	1,804,203	1,030,062
Service Class	941,267	755,645
Shares reinvested:
Standard Class	—	380,965
Service Class	—	356,639
	2,745,470	2,523,311
Shares redeemed:
Standard Class	(602,569)	(914,772)
Service Class	(397,845)	(670,737)
	(1,000,414)	(1,585,509)
Net increase	1,745,056	937,802
5. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2020. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Wellington Mid-Cap Value Fund–13

LVIP Wellington Mid-Cap Value Fund
Notes to Financial Statements (continued)
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Wellington Mid-Cap Value Fund–14

LVIP Wellington Mid-Cap Value Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Wellington Mid-Cap Value Fund–15

LVIP Western Asset Core Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Western Asset Core Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Western Asset Core Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2020 to June 30, 2020
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual
Standard Class Shares	$1,000.00	$1,052.90	0.51%	$2.60
Service Class Shares	1,000.00	1,051.50	0.76%	3.88
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.30	0.51%	$2.56
Service Class Shares	1,000.00	1,021.10	0.76%	3.82

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2020
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	1.13%
Agency Commercial Mortgage-Backed Securities	0.79%
Agency Mortgage-Backed Securities	23.77%
Corporate Bonds	40.02%
Aerospace & Defense	1.16%
Agriculture	1.10%
Apparel	0.25%
Auto Manufacturers	0.45%
Banks	13.08%
Beverages	0.88%
Biotechnology	0.08%
Building Materials	0.14%
Chemicals	0.20%
Commercial Services	0.33%
Computers	0.38%
Cosmetics & Personal Care	0.16%
Diversified Financial Services	0.74%
Electric	1.29%
Environmental Control	0.18%
Food	0.40%
Forest Products & Paper	0.19%
Health Care Products	0.18%
Health Care Services	0.55%
Household Products Ware	0.01%
Housewares	0.04%
Insurance	0.55%
Internet	0.36%
Investment Company Security	0.02%
Iron & Steel	0.45%
Lodging	0.24%
Machinery Diversified	0.29%
Media	1.33%
Mining	1.25%
Miscellaneous Manufacturing	0.73%
Oil & Gas	4.65%
Oil & Gas Services	0.04%
Pharmaceuticals	2.27%
Pipelines	1.73%
Retail	0.95%
Savings & Loans	0.09%
Semiconductors	1.09%
Software	0.53%
Telecommunications	1.41%
Transportation	0.25%
Non-Agency Asset-Backed Securities	5.09%
Security Type/Sector	Percentage of Net Assets
Non-Agency Collateralized Mortgage Obligations	4.36%
Non-Agency Commercial Mortgage-Backed Securities	3.91%
Regional Bonds	0.19%
Sovereign Bonds	5.05%
Supranational Bank	0.02%
U.S. Treasury Obligations	7.77%
Money Market Fund	4.80%
Short-Term Investments	3.94%
Total Investments	100.84%
Liabilities Net of Receivables and Other Assets	(0.84%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)#
U.S. Government	34.84%
AAA	11.53%
AA	7.44%
A	21.11%
BBB	19.88%
BB	1.23%
Non-Rated	0.59%
Short-Term Investments	3.38%
Total	100.00%

#	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Statement of Net Assets
June 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.13%
•Fannie Mae Connecticut Avenue Securities Series 2014-C04 1M2 5.08% (LIBOR01M + 4.90%) 11/25/24	3,049,046	$ 3,131,014
Fannie Mae REMICs
*•Series 2008-76 EI 4.32% (4.50% minus LIBOR01M) 9/25/23	10	0
*•Series 2010-100 SV 6.45% (6.63% minus LIBOR01M) 9/25/40	2,184,200	546,181
*•Series 2010-134 SK 5.87% (6.05% minus LIBOR01M) 6/25/38	1,853,467	44,878
*Series 2012-101 BI 4.00% 9/25/27	161,234	9,952
*•Series 2013-124 SB 5.77% (5.95% minus LIBOR01M) 12/25/43	492,795	102,620
*•Series 2013-54 BS 5.97% (6.15% minus LIBOR01M) 6/25/43	173,778	36,259
*•Series 2016-60 QS 5.92% (6.10% minus LIBOR01M) 9/25/46	1,532,569	322,464
*•Series 2016-61 BS 5.92% (6.10% minus LIBOR01M) 9/25/46	2,820,486	547,983
*•Series 2017-76 SB 5.92% (6.10% minus LIBOR01M) 10/25/57	2,331,784	447,053
*•Series 2017-85 SC 6.02% (6.20% minus LIBOR01M) 11/25/47	490,545	91,776
Fannie Mae-Aces
2.50% 10/25/37	196,319	211,260
3.27% 2/25/29	1,560,000	1,781,598
3.45% 1/1/29	1,730,000	1,984,585
Freddie Mac REMICs
*•Series 3973 SA 6.31% (6.49% minus LIBOR01M) 12/15/41	1,159,305	273,036
*•Series 4057 CS 5.87% (6.05% minus LIBOR01M) 4/15/39	1,127,539	34,831
Series 4793 CB 3.00% 5/15/48	2,488,631	2,611,961
Series 4793 CD 3.00% 6/15/48	1,801,522	1,883,311
Series 4813 CJ 3.00% 8/15/48	1,774,604	1,838,386
*•Freddie Mac Strips
Series 334 S7 5.92% (6.10% minus LIBOR01M) 8/15/44	1,936,911	393,499
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*•Freddie Mac Strips (continued)
Series 353 S1 5.82% (6.00% minus LIBOR01M) 12/15/46	746,014	$ 166,797
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-HQ2 M2 2.38% (LIBOR01M + 2.20%) 9/25/24	2,380,191	2,380,191
Series 2015-HQ2 M2 2.13% (LIBOR01M + 1.95%) 5/25/25	144,872	146,128
GNMA
*•Series 2007-51 SG 6.39% (6.58% minus LIBOR01M) 8/20/37	260,211	64,697
Series 2010-42 PC 5.00% 7/20/39	122,412	130,025
*Series 2013-53 OI 3.50% 4/20/43	1,766,936	188,435
*•Series 2016-135 SB 5.90% (6.10% minus LIBOR01M) 10/16/46	442,783	123,559
*•Series 2016-21 ST 5.96% (6.15% minus LIBOR01M) 2/20/46	2,274,613	527,533
*Series 2016-84 IG 4.50% 11/16/45	3,713,502	627,754
*•Series 2017-H22 IC 2.41% 11/20/67	2,218,925	239,047
•Series 2018-H13 FC 0.60% (LIBOR01M + 0.30%) 7/20/68	715,753	710,218
Total Agency Collateralized Mortgage Obligations (Cost $20,760,223)		21,597,031
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.79%
Fannie Mae-Aces
•Series 2013-M6 1AC 3.55% 2/25/43	85,085	100,726
*•Series 2015-M4 X2 0.48% 7/25/22	12,863,203	62,412
Series 2016-M11 AL 2.94% 7/25/39	598,465	700,887
Series 2018-M15 1A2 3.70% 1/25/36	1,200,000	1,417,727
•Series 2018-M9 APT2 3.23% 4/25/28	99,991	111,435
•Series 2019-M23 3A3 2.72% 10/25/31	599,912	701,240
Series 2019-M27 A2 2.70% 11/25/40	100,000	119,759
Series 2019-M4 A2 3.61% 2/25/31	830,000	989,026
LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
*♦•Series K058 X1 1.05% 8/25/26	54,649,873	$ 2,711,891
♦Series K091 A2 3.51% 3/25/29	830,000	979,307
*♦•Series K092 X1 0.85% 4/25/29	9,989,369	551,760
*♦•Series K094 X1 1.02% 6/25/29	2,998,012	204,491
*♦•Series K094 XAM 1.28% 6/25/29	4,850,000	457,316
*♦•Series K095 X1 1.08% 6/25/29	2,495,684	181,258
*♦•Series K095 XAM 1.37% 6/25/29	1,200,000	121,018
*♦•Series K101 X1 0.95% 10/25/29	1,198,880	80,153
♦Series K-1513 A3 2.80% 8/25/34	300,000	342,804
*♦•Series K735 X1 1.10% 5/25/26	2,597,699	128,320
*♦•Series K737 X1 0.75% 10/25/26	6,995,150	240,390
*♦•Series KC05 X1 1.20% 6/25/27	3,496,514	209,110
GNMA
•Series 2013-107 AD 2.69% 11/16/47	1,125,007	1,152,229
*•Series 2013-50 IO 0.19% 10/16/48	16,957,538	218,084
*•Series 2013-74 IO 0.79% 12/16/53	46,970,855	1,498,887
•Series 2014-17 AM 2.58% 6/16/48	34,794	36,345
*•Series 2016-128 IO 0.95% 9/16/56	18,031,417	1,100,955
*•Series 2017-145 IO 0.67% 4/16/57	4,672,398	253,110
*•Series 2017-157 IO 0.57% 12/16/59	3,666,516	195,260
*•Series 2017-8 IO 0.65% 8/16/58	3,648,157	184,602
Total Agency Commercial Mortgage-Backed Securities (Cost $15,055,958)		15,050,502
AGENCY MORTGAGE-BACKED SECURITIES–23.77%
Fannie Mae
2.14% 4/1/30	300,000	322,737
2.26% 4/1/30	1,295,791	1,403,187
2.77% 8/1/31	100,000	112,239
2.85% 8/1/31	610,000	689,566
2.87% 7/1/31	100,000	113,529
2.95% 7/1/27	1,459,159	1,627,593
3.04% 6/1/29	1,000,000	1,137,205
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae (continued)
3.07% 1/1/29	210,000	$ 238,408
3.08% 1/1/28	2,670,000	2,965,703
3.16% 5/1/29	394,562	451,249
3.26% 5/1/29	240,000	277,267
3.50% 3/1/57	6,556,341	7,131,329
4.00% 8/1/56	8,995,600	9,922,736
4.00% 6/1/57	2,032,251	2,240,223
4.50% 9/1/57	2,532,263	2,832,204
=Fannie Mae REMICs 2.00% 7/25/50	800,000	795,500
Fannie Mae S.F. 15 yr
3.50% 4/1/32	3,349,713	3,615,469
4.00% 1/1/27	717,889	761,481
Fannie Mae S.F. 15 yr TBA 2.00% 7/16/35	34,900,000	36,095,598
Fannie Mae S.F. 30 yr
3.00% 9/1/46	132,406	140,166
3.00% 10/1/46	1,595,788	1,723,214
3.00% 11/1/46	2,293,579	2,425,760
3.00% 12/1/46	1,005,751	1,086,884
3.00% 1/1/47	11,407,584	12,347,761
3.00% 2/1/47	2,169,096	2,343,848
3.00% 9/1/49	3,801,401	4,086,919
3.00% 10/1/49	4,500,270	4,808,240
3.00% 11/1/49	2,640,623	2,786,355
3.00% 1/1/50	2,239,505	2,368,348
3.00% 2/1/50	6,068,035	6,486,730
3.00% 6/1/50	3,705,664	3,929,201
3.50% 12/1/42	223,556	241,864
3.50% 3/1/43	1,846,954	1,997,104
3.50% 11/1/44	18,032,551	19,709,396
3.50% 2/1/45	237,282	256,571
3.50% 12/1/46	2,462,581	2,641,304
3.50% 2/1/47	959,535	1,019,177
3.50% 12/1/47	2,331,029	2,462,492
3.50% 4/1/48	2,718,867	2,953,214
3.50% 2/1/49	81,863	88,915
3.50% 6/1/49	1,560,999	1,661,837
3.50% 7/1/49	6,305,809	6,765,415
3.50% 10/1/49	2,040,169	2,191,943
3.50% 12/1/49	862,075	926,195
3.50% 2/1/50	1,347,831	1,429,704
4.00% 11/1/42	1,206,345	1,334,277
4.00% 10/1/44	17,652,508	19,520,465
4.00% 4/1/47	1,888,258	2,048,060
4.00% 5/1/47	5,575,298	6,051,313
4.00% 9/1/47	2,541,378	2,704,448
4.00% 10/1/47	5,292,745	5,637,933
4.00% 9/1/48	194,653	212,139
4.00% 12/1/49	838,062	887,520
4.50% 6/1/38	1,529,559	1,672,881
4.50% 6/1/39	1,324,949	1,473,651
4.50% 10/1/41	873,257	970,788
4.50% 1/1/42	3,281,462	3,651,908

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 10/1/43	1,621,369	$ 1,812,709
4.50% 3/1/44	9,396	10,383
4.50% 8/1/44	2,863,926	3,185,648
4.50% 3/1/46	2,256,044	2,509,799
4.50% 3/1/47	2,668,699	2,883,114
4.50% 6/1/47	437,628	473,352
4.50% 4/1/48	404,031	433,791
4.50% 6/1/48	1,045,232	1,155,070
4.50% 7/1/48	1,463,877	1,607,087
4.50% 8/1/48	3,469,495	3,798,797
4.50% 9/1/48	755,441	811,631
4.50% 10/1/48	4,110,807	4,461,784
4.50% 11/1/48	1,141,612	1,261,579
4.50% 12/1/48	3,764,328	4,051,098
4.50% 1/1/49	136,710	148,505
4.50% 2/1/49	4,567,771	4,961,916
4.50% 5/1/49	3,476,176	3,761,159
5.00% 4/1/37	34,178	39,171
5.00% 5/1/48	361,833	395,653
5.00% 8/1/48	395,063	431,692
5.00% 10/1/48	666,492	727,849
5.00% 11/1/48	4,378,786	4,782,854
5.00% 12/1/48	1,820,765	1,987,685
5.00% 9/1/49	365,724	399,573
5.00% 12/1/49	891,063	972,810
5.50% 5/1/34	506,202	580,658
5.50% 9/1/36	676,693	776,015
5.50% 1/1/38	2,058,083	2,354,480
5.50% 1/1/39	777,206	891,076
5.50% 3/1/40	1,361,911	1,561,582
5.50% 3/1/41	690,316	791,632
5.50% 6/1/41	468,717	537,535
5.50% 7/1/41	1,454,969	1,670,709
6.00% 1/1/39	58,041	67,675
6.00% 10/1/39	819,904	956,375
6.00% 4/1/40	61,009	71,202
6.00% 10/1/40	285,805	333,561
6.00% 7/1/41	811,205	946,717
Fannie Mae S.F. 30 yr TBA
2.00% 7/14/50	17,900,000	18,309,043
2.50% 7/14/50	18,000,000	18,757,266
4.50% 3/1/50	473,736	511,211
Federal Home Loan Pool 3.50% 2/1/50	490,441	527,379
Freddie Mac S.F. 15 yr
3.00% 9/1/33	55,476	58,377
3.00% 10/1/33	356,277	374,351
3.00% 12/1/33	124,506	130,948
Freddie Mac S.F. 20 yr
3.00% 6/1/36	190,320	201,482
4.50% 8/1/23	1,565,521	1,678,806
Freddie Mac S.F. 30 yr
3.00% 1/1/47	4,334,195	4,667,590
3.00% 9/1/47	3,041,236	3,275,087
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 3/1/48	3,549,684	$ 3,822,714
3.00% 9/1/48	82,567	89,208
3.00% 7/1/49	178,405	188,251
3.00% 9/1/49	2,887,856	3,083,442
3.00% 12/1/49	2,220,181	2,339,704
3.00% 1/1/50	687,054	734,562
3.00% 2/1/50	2,679,325	2,828,044
3.50% 7/1/47	6,498,135	7,059,934
3.50% 11/1/47	11,515,627	12,178,656
3.50% 3/1/50	1,078,888	1,141,362
4.00% 8/1/44	40,438	44,221
4.00% 5/1/45	27,909	30,107
4.00% 9/1/45	25,505	27,345
4.00% 10/1/45	48,376	52,128
4.00% 11/1/45	36,925	39,874
4.00% 12/1/45	330,406	358,007
4.00% 9/1/46	463,877	497,940
4.00% 12/1/46	311,180	330,261
4.00% 2/1/47	387,707	415,144
4.00% 7/1/47	2,688,109	2,864,129
4.00% 10/1/47	15,598,100	16,591,910
4.00% 6/1/48	370,511	395,505
4.00% 2/1/50	763,108	817,361
4.00% 3/1/50	566,660	603,866
4.50% 10/1/35	331,103	363,786
4.50% 4/1/48	1,177,477	1,288,117
4.50% 8/1/48	583,700	627,801
4.50% 9/1/48	1,767,210	1,899,721
4.50% 1/1/49	2,471,543	2,686,572
4.50% 4/1/49	823,417	901,253
4.50% 2/1/50	1,207,086	1,306,066
4.50% 3/1/50	498,195	536,941
5.00% 7/1/47	490,564	537,271
5.00% 10/1/48	332,509	363,483
5.00% 11/1/48	379,243	414,328
5.00% 1/1/49	2,024,784	2,210,407
5.00% 3/1/50	3,074,211	3,355,940
*3.50% 4/20/50	2,087,986	351,524
GNMA I S.F. 30 yr
3.00% 9/15/42	513,606	545,326
3.00% 10/15/42	97,056	103,011
3.50% 5/15/50	798,812	859,323
4.00% 3/15/50	99,592	105,424
GNMA II S.F. 30 yr
3.00% 11/20/46	760,299	807,892
3.00% 9/20/47	1,052,790	1,116,729
3.00% 2/20/48	16,453	17,452
3.00% 1/20/50	1,489,682	1,579,769
3.50% 3/20/45	29,623	31,715
3.50% 9/20/46	202,169	216,598
3.50% 9/20/47	10,180,826	10,834,869
3.50% 10/20/47	1,404,047	1,501,779
3.50% 10/20/49	1,490,449	1,539,105
3.50% 2/20/50	496,951	528,714

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 6/20/47	1,680,526	$ 1,805,271
4.00% 9/20/47	3,681,529	3,946,409
4.00% 11/20/47	1,898,809	2,039,788
4.00% 12/20/47	800,829	857,836
4.00% 2/20/48	601,727	648,614
4.00% 3/20/48	991,806	1,060,695
4.00% 4/20/48	701,320	746,980
4.00% 10/20/49	395,511	425,702
4.00% 11/20/49	2,376,687	2,571,056
4.00% 1/20/50	297,923	320,390
4.00% 2/20/50	298,302	323,573
4.00% 3/20/50	199,190	217,981
4.00% 4/20/50	1,396,104	1,513,642
4.50% 5/20/48	2,988,507	3,223,751
4.50% 6/20/48	52,878	57,000
4.50% 7/20/48	45,451	48,915
4.50% 8/20/48	9,073,606	9,707,144
4.50% 10/20/48	1,977,357	2,128,236
4.50% 12/20/48	3,373,722	3,622,345
4.50% 1/20/49	659,313	704,179
4.50% 2/20/50	1,566,924	1,673,930
4.50% 3/20/50	889,946	950,673
5.00% 1/20/49	1,047,523	1,138,568
GNMA II S.F. 30 yr TBA 2.50% 7/14/50	5,500,000	5,787,246
Total Agency Mortgage-Backed Securities (Cost $441,017,663)		453,557,144
CORPORATE BONDS–40.02%
Aerospace & Defense–1.16%
Boeing
2.70% 2/1/27	220,000	214,852
2.80% 3/1/27	320,000	308,727
3.10% 5/1/26	250,000	254,791
3.20% 3/1/29	1,090,000	1,078,105
3.25% 2/1/35	2,100,000	1,914,160
3.75% 2/1/50	420,000	379,170
4.88% 5/1/25	2,820,000	3,070,565
5.15% 5/1/30	1,370,000	1,528,488
5.71% 5/1/40	1,130,000	1,277,950
5.81% 5/1/50	2,610,000	3,079,549
5.93% 5/1/60	860,000	1,016,205
General Dynamics
4.25% 4/1/40	60,000	74,729
4.25% 4/1/50	440,000	571,532
L3Harris Technologies
4.85% 4/27/35	580,000	739,251
5.05% 4/27/45	80,000	105,066
Lockheed Martin
3.55% 1/15/26	936,000	1,073,936
4.50% 5/15/36	240,000	311,588
Northrop Grumman
2.93% 1/15/25	1,600,000	1,728,501
3.25% 1/15/28	660,000	737,394
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Northrop Grumman (continued)
5.25% 5/1/50	700,000	$ 1,006,587
Raytheon Technologies
3.95% 8/16/25	980,000	1,118,943
4.13% 11/16/28	480,000	565,662
		22,155,751
Agriculture–1.10%
Altria Group
2.35% 5/6/25	230,000	242,011
3.49% 2/14/22	440,000	458,897
3.80% 2/14/24	480,000	524,822
4.40% 2/14/26	2,640,000	3,036,484
4.80% 2/14/29	1,790,000	2,086,600
5.80% 2/14/39	1,060,000	1,321,601
5.95% 2/14/49	870,000	1,140,666
6.20% 2/14/59	1,710,000	2,279,843
BAT Capital
3.56% 8/15/27	2,980,000	3,224,381
4.54% 8/15/47	1,230,000	1,338,867
Cargill 1.38% 7/23/23	850,000	864,668
Philip Morris International
1.13% 5/1/23	510,000	518,736
2.10% 5/1/30	560,000	576,873
2.50% 8/22/22	200,000	208,070
4.50% 3/20/42	2,340,000	2,841,612
Reynolds American 5.85% 8/15/45	200,000	250,094
		20,914,225
Apparel–0.25%
NIKE
2.40% 3/27/25	500,000	537,725
2.75% 3/27/27	420,000	460,997
2.85% 3/27/30	850,000	946,709
3.25% 3/27/40	560,000	630,914
3.38% 3/27/50	1,840,000	2,109,624
		4,685,969
Auto Manufacturers–0.45%
BMW US Capital 2.80% 4/11/26	644,000	681,922
Ford Motor Credit
3.10% 5/4/23	1,366,000	1,294,558
3.34% 3/18/21	1,939,000	1,919,048
5.88% 8/2/21	200,000	201,940
General Motors 6.75% 4/1/46	191,000	208,174
General Motors Financial
2.45% 11/6/20	390,000	390,610
3.45% 4/10/22	1,140,000	1,162,446
3.70% 5/9/23	2,090,000	2,152,078
4.38% 9/25/21	643,000	660,396
		8,671,172

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks–13.08%
Banco Santander
•2.43% (LIBOR03M + 1.12%) 4/12/23	600,000	$ 591,030
2.75% 5/28/25	2,600,000	2,693,132
3.85% 4/12/23	1,000,000	1,063,741
Bank of America
μ1.32% 6/19/26	190,000	190,449
μ2.59% 4/29/31	1,010,000	1,068,329
3.30% 1/11/23	840,000	894,499
μ3.55% 3/5/24	1,600,000	1,709,669
μ3.59% 7/21/28	3,730,000	4,190,156
μ3.97% 3/5/29	2,000,000	2,290,909
μ3.97% 2/7/30	1,170,000	1,361,304
μ4.08% 3/20/51	3,560,000	4,442,184
4.25% 10/22/26	3,410,000	3,908,960
μ4.33% 3/15/50	950,000	1,223,411
4.45% 3/3/26	5,111,000	5,868,474
5.00% 1/21/44	2,180,000	3,004,456
Bank of Montreal
1.85% 5/1/25	1,670,000	1,728,947
μ3.80% 12/15/32	300,000	322,893
Bank of New York Mellon 1.60% 4/24/25	500,000	517,846
Bank of Nova Scotia 1.30% 6/11/25	860,000	866,798
μBarclays 4.97% 5/16/29	1,300,000	1,522,844
Barclays Bank 1.70% 5/12/22	680,000	691,975
BBVA USA 3.88% 4/10/25	892,000	942,315
BNG Bank 1.63% 4/19/21	1,294,000	1,307,328
BNP Paribas
μ2.22% 6/9/26	1,080,000	1,103,373
3.38% 1/9/25	500,000	540,420
μ4.38% 3/1/33	420,000	468,115
4.40% 8/14/28	1,790,000	2,062,921
4.63% 3/13/27	390,000	436,884
μ4.71% 1/10/25	3,170,000	3,508,579
μ5.20% 1/10/30	1,460,000	1,786,873
BPCE 5.15% 7/21/24	780,000	870,467
Canadian Imperial Bank of Commerce 0.95% 6/23/23	840,000	843,478
Citigroup
μ1.68% 5/15/24	960,000	978,689
μ2.57% 6/3/31	680,000	702,765
μ3.11% 4/8/26	670,000	718,344
3.30% 4/27/25	4,070,000	4,469,603
4.45% 9/29/27	11,160,000	12,717,893
4.65% 7/23/48	2,030,000	2,668,215
4.75% 5/18/46	620,000	792,404
8.13% 7/15/39	60,000	103,879
Cooperatieve Rabobank
2.50% 1/19/21	648,000	655,740
4.38% 8/4/25	3,000,000	3,384,804
5.25% 8/4/45	780,000	1,067,433
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μCooperatieve Rabobank UA 1.34% 6/24/26	960,000	$ 960,298
μCredit Agricole
1.91% 6/16/26	710,000	719,762
4.00% 1/10/33	880,000	968,705
Credit Suisse
1.00% 5/5/23	5,100,000	5,128,019
2.95% 4/9/25	980,000	1,063,048
Credit Suisse Group
3.13% 12/10/20	1,139,000	1,152,047
μ4.19% 4/1/31	930,000	1,060,440
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	1,141,000	1,311,990
Danske Bank
1.23% 6/22/24	200,000	200,736
μ3.00% 9/20/22	760,000	771,835
μ3.24% 12/20/25	350,000	363,870
3.88% 9/12/23	410,000	434,601
5.00% 1/12/22	1,920,000	2,019,139
5.38% 1/12/24	1,470,000	1,635,849
Goldman Sachs Group
3.20% 2/23/23	970,000	1,029,571
3.50% 4/1/25	620,000	679,835
3.50% 11/16/26	3,000,000	3,299,277
3.63% 2/20/24	720,000	782,895
μ3.69% 6/5/28	3,000,000	3,360,039
μ3.81% 4/23/29	1,000,000	1,130,232
μ4.22% 5/1/29	3,140,000	3,652,865
4.25% 10/21/25	1,340,000	1,510,152
4.75% 10/21/45	2,090,000	2,739,956
5.15% 5/22/45	800,000	1,057,436
5.25% 7/27/21	1,380,000	1,448,956
6.25% 2/1/41	1,660,000	2,478,705
6.75% 10/1/37	750,000	1,081,462
HSBC Bank USA 4.88% 8/24/20	710,000	714,501
HSBC Holdings
μ2.10% 6/4/26	200,000	201,985
μ3.97% 5/22/30	3,430,000	3,806,796
μ4.04% 3/13/28	1,610,000	1,779,134
4.30% 3/8/26	710,000	801,450
μ4.58% 6/19/29	4,330,000	5,001,567
4.95% 3/31/30	200,000	239,346
μ6.88%	566,000	574,287
Intesa Sanpaolo
3.13% 7/14/22	4,799,000	4,888,409
3.38% 1/12/23	630,000	647,886
JPMorgan Chase & Co.
μ1.51% 6/1/24	2,440,000	2,479,457
μ2.08% 4/22/26	1,550,000	1,608,174
μ2.52% 4/22/31	1,260,000	1,330,698
μ3.11% 4/22/51	240,000	258,294
3.63% 12/1/27	510,000	563,613
μ4.02% 12/5/24	2,200,000	2,424,165

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ4.20% 7/23/29	1,170,000	$ 1,371,510
4.25% 10/1/27	6,738,000	7,828,692
μ4.45% 12/5/29	1,930,000	2,313,737
Kreditanstalt fuer Wiederaufbau 1.50% 6/15/21	1,006,000	1,018,152
Lloyds Banking Group
μ2.91% 11/7/23	2,120,000	2,207,199
3.10% 7/6/21	233,000	238,505
3.90% 3/12/24	200,000	218,904
4.65% 3/24/26	1,410,000	1,568,731
Morgan Stanley
μ2.19% 4/28/26	2,210,000	2,298,424
μ2.70% 1/22/31	2,280,000	2,421,675
μ3.62% 4/1/31	2,930,000	3,346,435
μ3.77% 1/24/29	1,620,000	1,844,014
μ4.43% 1/23/30	70,000	83,383
5.50% 7/24/20	170,000	170,520
μ5.60% 3/24/51	290,000	438,620
National Securities Clearing
1.20% 4/23/23	760,000	771,724
1.50% 4/23/25	630,000	644,342
Nordea Bank Abp 1.00% 6/9/23	1,540,000	1,556,790
Royal Bank of Canada
1.15% 6/10/25	820,000	821,109
1.60% 4/17/23	1,430,000	1,466,957
2.15% 10/26/20	820,000	824,749
3.20% 4/30/21	930,000	952,181
μRoyal Bank of Scotland Group
4.27% 3/22/25	1,090,000	1,185,141
4.52% 6/25/24	2,580,000	2,802,912
4.89% 5/18/29	620,000	730,749
Santander UK 5.00% 11/7/23	575,000	626,348
Santander UK Group Holdings
2.88% 10/16/20	635,000	639,395
3.13% 1/8/21	1,210,000	1,224,908
State Street 3.10% 5/15/23	730,000	784,592
Svenska Handelsbanken 3.35% 5/24/21	1,010,000	1,035,646
Swedbank 1.30% 6/2/23	1,050,000	1,064,333
Toronto-Dominion Bank
0.75% 6/12/23	1,590,000	1,599,224
1.15% 6/12/25	820,000	829,989
3.25% 6/11/21	1,130,000	1,160,879
UBS
1.75% 4/21/22	1,400,000	1,426,432
4.50% 6/26/48	200,000	278,654
μUBS Group 3.13% 8/13/30	680,000	734,470
μUBS Group AG 2.86% 8/15/23	280,000	290,024
UBS Group Funding Switzerland
3.49% 5/23/23	1,820,000	1,906,418
4.13% 4/15/26	1,176,000	1,338,292
4.25% 3/23/28	4,280,000	4,856,298
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
US Bancorp
1.45% 5/12/25	1,920,000	$ 1,976,748
2.35% 1/29/21	713,000	719,822
US Bank 3.15% 4/26/21	920,000	939,057
•Wachovia Capital Trust III 5.57% (LIBOR03M + 0.93%) 3/29/49	1,850,000	1,836,680
μWells Fargo & Co 1.65% 6/2/24	1,940,000	1,971,416
Wells Fargo & Co.
μ2.19% 4/30/26	1,580,000	1,633,668
μ2.39% 6/2/28	980,000	1,012,367
μ2.88% 10/30/30	1,070,000	1,143,492
3.00% 10/23/26	1,390,000	1,516,000
3.75% 1/24/24	430,000	469,839
4.13% 8/15/23	460,000	500,874
4.15% 1/24/29	1,700,000	1,994,582
4.30% 7/22/27	2,154,000	2,470,684
4.40% 6/14/46	2,750,000	3,323,521
μ4.48% 4/4/31	630,000	762,665
4.60% 4/1/21	410,000	422,685
4.65% 11/4/44	30,000	37,159
4.75% 12/7/46	2,640,000	3,374,694
4.90% 11/17/45	1,630,000	2,091,721
μ5.01% 4/4/51	7,810,000	10,785,841
		249,548,582
Beverages–0.88%
Anheuser-Busch Companies/ Anheuser-Busch InBev Worldwide 4.90% 2/1/46	4,080,000	4,990,375
Anheuser-Busch InBev Finance 3.30% 2/1/23	1,213,000	1,282,900
Anheuser-Busch InBev Worldwide
3.50% 6/1/30	470,000	528,357
4.35% 6/1/40	1,100,000	1,252,654
4.50% 6/1/50	2,060,000	2,456,324
Coca-Cola
1.45% 6/1/27	640,000	657,293
2.60% 6/1/50	310,000	313,207
2.95% 3/25/25	420,000	462,811
4.13% 3/25/40	190,000	241,913
4.20% 3/25/50	2,050,000	2,691,100
PepsiCo
1.63% 5/1/30	820,000	836,045
2.25% 3/19/25	100,000	106,967
2.63% 3/19/27	70,000	76,509
2.88% 10/15/49	310,000	335,487
3.63% 3/19/50	140,000	170,252
3.88% 3/19/60	250,000	318,297
		16,720,491

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.08%
Gilead Sciences
3.65% 3/1/26	590,000	$ 675,221
4.75% 3/1/46	690,000	932,072
		1,607,293
Building Materials–0.14%
Carrier Global
1.92% 2/15/23	270,000	275,467
2.24% 2/15/25	660,000	676,685
2.49% 2/15/27	130,000	132,408
2.72% 2/15/30	720,000	721,687
3.38% 4/5/40	430,000	418,188
3.58% 4/5/50	470,000	458,574
		2,683,009
Chemicals–0.20%
Equate Petrochemical 4.25% 11/3/26	1,900,000	2,003,227
OCP 4.50% 10/22/25	1,257,000	1,308,019
Syngenta Finance 3.93% 4/23/21	460,000	464,478
		3,775,724
Commercial Services–0.33%
Cintas No. 2 3.70% 4/1/27	690,000	783,521
DP World 5.63% 9/25/48	3,660,000	3,989,400
PayPal Holdings
1.35% 6/1/23	730,000	745,184
1.65% 6/1/25	760,000	786,672
		6,304,777
Computers–0.38%
Apple
1.13% 5/11/25	1,590,000	1,618,413
2.45% 8/4/26	950,000	1,032,172
Dell International 4.42% 6/15/21	2,840,000	2,919,130
International Business Machines 3.00% 5/15/24	1,620,000	1,754,301
		7,324,016
Cosmetics & Personal Care–0.16%
Procter & Gamble
2.45% 3/25/25	400,000	434,118
2.80% 3/25/27	160,000	178,239
3.00% 3/25/30	490,000	561,474
3.55% 3/25/40	630,000	759,782
3.60% 3/25/50	880,000	1,095,502
		3,029,115
Diversified Financial Services–0.74%
AerCap Ireland Capital 4.50% 5/15/21	1,590,000	1,599,954
Air Lease 3.38% 7/1/25	550,000	549,858
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express 2.50% 7/30/24	4,110,000	$ 4,352,111
International Lease Finance 8.63% 1/15/22	590,000	633,849
Mastercard 3.85% 3/26/50	2,780,000	3,468,252
USAA Capital 1.50% 5/1/23	150,000	153,897
Visa 4.30% 12/14/45	2,560,000	3,378,941
		14,136,862
Electric–1.29%
Cleveland Electric Illuminating 3.50% 4/1/28	300,000	328,568
Comision Federal de Electricidad
4.75% 2/23/27	1,720,000	1,806,000
4.88% 1/15/24	380,000	399,950
Consolidated Edison of New York 3.95% 4/1/50	260,000	309,400
Consolidated Edisonof New York 3.35% 4/1/30	330,000	375,537
Duke Energy
2.40% 8/15/22	1,470,000	1,524,566
3.15% 8/15/27	320,000	354,296
FirstEnergy
1.60% 1/15/26	330,000	332,910
2.85% 7/15/22	2,190,000	2,271,235
3.90% 7/15/27	2,120,000	2,397,882
7.38% 11/15/31	3,790,000	5,533,815
MidAmerican Energy 3.65% 4/15/29	1,080,000	1,288,682
Pacific Gas and Electric
1.75% 6/16/22	1,230,000	1,231,919
2.10% 8/1/27	190,000	187,638
2.50% 2/1/31	470,000	459,472
3.30% 8/1/40	150,000	145,958
3.50% 8/1/50	330,000	318,575
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 4.13% 5/15/27	1,300,000	1,368,250
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45% 5/21/28	690,000	794,363
6.15% 5/21/48	2,550,000	3,168,375
		24,597,391
Environmental Control–0.18%
Republic Services 2.50% 8/15/24	590,000	627,591
Waste Management
2.40% 5/15/23	960,000	1,001,193
3.20% 6/15/26	350,000	358,627
3.45% 6/15/29	250,000	258,686
4.00% 7/15/39	600,000	619,216
4.15% 7/15/49	500,000	626,672
		3,491,985

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–0.40%
Danone
2.08% 11/2/21	854,000	$ 869,210
2.59% 11/2/23	1,160,000	1,220,379
2.95% 11/2/26	360,000	394,443
Kraft Heinz Foods 3.00% 6/1/26	1,602,000	1,619,409
Mars
2.70% 4/1/25	340,000	363,921
3.20% 4/1/30	1,040,000	1,183,860
Mondelez International
1.50% 5/4/25	1,140,000	1,161,820
2.13% 4/13/23	290,000	300,362
Mondelez International Holdings Netherlands 2.13% 9/19/22	550,000	566,781
		7,680,185
Forest Products & Paper–0.19%
Suzano Austria GmbH 6.00% 1/15/29	3,430,000	3,700,147
		3,700,147
Health Care Products–0.18%
Abbott Laboratories
3.75% 11/30/26	484,000	563,121
4.75% 11/30/36	650,000	874,322
4.90% 11/30/46	920,000	1,320,703
Medtronic
3.50% 3/15/25	448,000	505,098
4.63% 3/15/45	134,000	180,400
		3,443,644
Health Care Services–0.55%
Aetna 3.88% 8/15/47	470,000	530,011
Anthem
2.95% 12/1/22	600,000	632,527
3.13% 5/15/22	320,000	335,190
3.35% 12/1/24	430,000	472,812
3.65% 12/1/27	430,000	489,923
Humana
3.95% 3/15/27	1,220,000	1,383,971
4.50% 4/1/25	150,000	171,522
4.80% 3/15/47	50,000	65,150
4.95% 10/1/44	220,000	288,845
UnitedHealth Group
1.25% 1/15/26	300,000	305,551
2.00% 5/15/30	280,000	293,065
2.38% 10/15/22	120,000	125,096
2.70% 7/15/20	850,000	850,739
3.13% 5/15/60	260,000	277,704
3.50% 6/15/23	290,000	315,150
3.70% 8/15/49	910,000	1,076,112
3.75% 7/15/25	550,000	626,959
3.88% 10/15/20	610,000	611,624
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group (continued)
3.88% 12/15/28	300,000	$ 359,143
3.88% 8/15/59	650,000	795,900
4.25% 6/15/48	210,000	268,321
4.45% 12/15/48	160,000	209,400
		10,484,715
Household Products Ware–0.01%
Kimberly-Clark 3.10% 3/26/30	250,000	284,574
		284,574
Housewares–0.04%
Newell Brands
4.35% 4/1/23	257,000	264,659
4.70% 4/1/26	460,000	481,799
		746,458
Insurance–0.55%
American International Group
2.50% 6/30/25	500,000	529,044
3.75% 7/10/25	450,000	497,988
Berkshire Hathaway Finance 4.25% 1/15/49	1,190,000	1,524,548
Chubb INA Holdings 3.35% 5/3/26	590,000	672,743
Guardian Life Global Funding 1.10% 6/23/25	320,000	321,166
MassMutual Global Funding II 0.85% 6/9/23	2,500,000	2,509,533
MetLife 6.40% 12/15/66	1,600,000	1,888,528
Metropolitan Life Global Funding I 0.90% 6/8/23	1,630,000	1,639,752
New York Life Global Funding 0.95% 6/24/25	600,000	601,550
Principal Life Global Funding II 1.25% 6/23/25	300,000	300,913
		10,485,765
Internet–0.36%
Amazon.com
3.15% 8/22/27	750,000	858,207
3.88% 8/22/37	500,000	618,914
4.05% 8/22/47	610,000	795,368
4.25% 8/22/57	200,000	268,100
4.95% 12/5/44	630,000	895,674
Tencent Holdings 3.60% 1/19/28	3,090,000	3,367,369
		6,803,632
Investment Company Security–0.02%
Temasek Financial I 2.38% 1/23/23	368,000	383,994
		383,994

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel–0.45%
ArcelorMittal
3.60% 7/16/24	2,210,000	$ 2,190,260
4.55% 3/11/26	1,130,000	1,141,211
6.13% 6/1/25	170,000	184,490
Vale Overseas 6.25% 8/10/26	4,250,000	4,999,063
		8,515,024
Lodging–0.24%
Las Vegas Sands 3.20% 8/8/24	2,030,000	2,021,292
Sands China
4.60% 8/8/23	830,000	873,824
5.13% 8/8/25	1,600,000	1,733,296
		4,628,412
Machinery Diversified–0.29%
Deere & Co.
3.10% 4/15/30	210,000	238,026
3.75% 4/15/50	2,460,000	3,024,927
Otis Worldwide
2.06% 4/5/25	400,000	419,192
2.29% 4/5/27	430,000	448,964
2.57% 2/15/30	1,250,000	1,310,803
		5,441,912
Media–1.33%
Charter Communications Operating
4.20% 3/15/28	1,760,000	1,972,978
4.80% 3/1/50	310,000	351,356
4.91% 7/23/25	3,161,000	3,624,818
5.05% 3/30/29	200,000	235,918
5.38% 4/1/38	2,040,000	2,484,050
5.38% 5/1/47	740,000	873,493
6.48% 10/23/45	1,210,000	1,607,657
Comcast
3.10% 4/1/25	60,000	65,907
3.15% 3/1/26	1,106,000	1,237,551
3.25% 11/1/39	110,000	122,038
3.40% 7/15/46	90,000	99,727
3.45% 2/1/50	730,000	827,406
3.75% 4/1/40	120,000	141,151
3.95% 10/15/25	2,220,000	2,544,004
4.00% 3/1/48	140,000	171,891
4.15% 10/15/28	3,050,000	3,669,282
4.25% 10/15/30	1,280,000	1,567,150
4.70% 10/15/48	180,000	241,569
FOX 5.48% 1/25/39	2,170,000	2,900,493
Walt Disney 6.65% 11/15/37	460,000	689,007
		25,427,446
Mining–1.25%
Anglo American Capital
3.63% 9/11/24	1,100,000	1,154,211
4.00% 9/11/27	930,000	994,105
4.75% 4/10/27	430,000	478,516
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Barrick Gold 5.25% 4/1/42	10,000	$ 13,102
Barrick North America Finance 5.70% 5/30/41	1,760,000	2,365,128
BHP Billiton Finance USA
2.88% 2/24/22	192,000	199,060
5.00% 9/30/43	480,000	663,111
μ6.25% 10/19/75	1,150,000	1,155,693
μ6.75% 10/19/75	920,000	1,060,300
Glencore Finance Canada 4.25% 10/25/22	820,000	866,863
Glencore Funding
3.88% 10/27/27	260,000	276,359
4.00% 3/27/27	590,000	632,248
4.13% 5/30/23	10,000	10,690
4.13% 3/12/24	970,000	1,039,600
4.63% 4/29/24	1,380,000	1,510,559
Nacional del Cobre de Chile 3.63% 8/1/27	3,330,000	3,572,890
Southern Copper 5.25% 11/8/42	6,680,000	7,907,056
		23,899,491
Miscellaneous Manufacturing–0.73%
3M
2.38% 8/26/29	2,510,000	2,705,768
3.05% 4/15/30	190,000	215,116
3.70% 4/15/50	950,000	1,129,828
Eaton 4.15% 11/2/42	440,000	519,932
General Electric
3.63% 5/1/30	380,000	380,340
4.25% 5/1/40	400,000	393,293
4.35% 5/1/50	490,000	485,611
5.88% 1/14/38	650,000	727,183
6.75% 3/15/32	220,000	269,347
6.88% 1/10/39	5,560,000	6,833,592
General Electric 3.45% 5/1/27	190,000	194,896
		13,854,906
Oil & Gas–4.65%
Apache
4.75% 4/15/43	3,700,000	2,977,921
5.10% 9/1/40	400,000	328,530
6.00% 1/15/37	2,223,000	1,997,440
BP Capital Markets America
2.94% 4/6/23	80,000	84,706
3.00% 2/24/50	2,630,000	2,589,562
3.12% 5/4/26	1,820,000	1,984,591
3.22% 11/28/23	1,520,000	1,633,087
3.25% 5/6/22	320,000	335,500
3.41% 2/11/26	200,000	221,195
3.63% 4/6/30	590,000	666,338
3.79% 2/6/24	180,000	197,027
Chevron
1.55% 5/11/25	990,000	1,016,949

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Chevron (continued)
2.00% 5/11/27	260,000	$ 272,234
3.08% 5/11/50	110,000	116,715
Cimarex Energy
3.90% 5/15/27	1,260,000	1,268,692
4.38% 6/1/24	340,000	358,657
4.38% 3/15/29	1,970,000	2,024,380
CNOOC Finance 3.50% 5/5/25	2,800,000	3,050,475
CNOOC Finance 2015 USA 4.38% 5/2/28	1,830,000	2,129,043
Concho Resources
3.75% 10/1/27	520,000	554,452
4.30% 8/15/28	2,270,000	2,493,277
4.38% 1/15/25	720,000	743,105
Continental Resources
3.80% 6/1/24	640,000	603,782
4.38% 1/15/28	2,220,000	1,954,088
4.50% 4/15/23	330,000	315,223
4.90% 6/1/44	310,000	246,838
Devon Energy
4.75% 5/15/42	40,000	34,727
5.00% 6/15/45	2,425,000	2,171,958
5.60% 7/15/41	1,037,000	1,012,063
Diamondback Energy
2.88% 12/1/24	350,000	350,578
3.25% 12/1/26	360,000	361,958
3.50% 12/1/29	120,000	115,928
5.38% 5/31/25	240,000	247,050
Ecopetrol 5.88% 5/28/45	6,280,000	6,572,334
EOG Resources
3.90% 4/1/35	1,280,000	1,492,487
4.15% 1/15/26	670,000	773,899
4.38% 4/15/30	230,000	273,787
4.95% 4/15/50	280,000	364,247
Exxon Mobil
1.57% 4/15/23	160,000	164,072
2.44% 8/16/29	1,230,000	1,304,191
2.99% 3/19/25	2,340,000	2,545,552
3.04% 3/1/26	490,000	538,491
3.48% 3/19/30	910,000	1,036,234
4.11% 3/1/46	760,000	921,027
4.33% 3/19/50	120,000	150,338
KazMunayGas National
5.38% 4/24/30	1,850,000	2,092,813
5.75% 4/19/47	2,700,000	3,144,172
Noble Energy
3.85% 1/15/28	1,620,000	1,564,878
4.95% 8/15/47	220,000	195,823
5.05% 11/15/44	1,200,000	1,090,440
Occidental Petroleum
2.60% 8/13/21	540,000	527,737
2.70% 8/15/22	760,000	707,522
2.90% 8/15/24	1,430,000	1,222,650
3.00% 2/15/27	820,000	635,664
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum (continued)
3.13% 2/15/22	370,000	$ 354,349
3.50% 6/15/25	500,000	422,500
3.50% 8/15/29	500,000	367,150
4.10% 2/15/47	760,000	512,050
4.20% 3/15/48	210,000	142,212
4.40% 4/15/46	380,000	264,936
4.50% 7/15/44	2,850,000	1,966,500
4.63% 6/15/45	1,170,000	819,000
5.55% 3/15/26	220,000	200,796
6.60% 3/15/46	3,500,000	3,046,645
Pertamina Persero 6.00% 5/3/42	1,790,000	2,120,845
Petroleos del Peru 4.75% 6/19/32	2,790,000	3,096,900
Petroleos Mexicanos
5.50% 6/27/44	790,000	557,385
5.63% 1/23/46	2,710,000	1,919,466
6.38% 1/23/45	900,000	669,717
6.63% 6/15/35	1,746,000	1,420,720
6.88% 8/4/26	365,000	345,221
Shell International Finance
1.88% 5/10/21	150,000	151,602
2.38% 11/7/29	200,000	209,891
2.75% 4/6/30	420,000	455,259
2.88% 5/10/26	804,000	880,457
3.25% 4/6/50	1,990,000	2,134,117
4.00% 5/10/46	2,760,000	3,258,204
Sinopec Group Overseas Development 2014 4.38% 4/10/24	1,410,000	1,554,045
		88,646,394
Oil & Gas Services–0.04%
Halliburton
3.80% 11/15/25	69,000	74,736
5.00% 11/15/45	290,000	299,606
Schlumberger Holdings 3.90% 5/17/28	295,000	318,306
		692,648
Pharmaceuticals–2.27%
AbbVie
2.30% 11/21/22	2,780,000	2,873,653
2.60% 11/21/24	3,010,000	3,205,288
2.95% 11/21/26	690,000	755,009
3.20% 11/21/29	3,490,000	3,881,224
3.60% 5/14/25	610,000	677,320
3.75% 11/14/23	190,000	206,515
3.80% 3/15/25	790,000	880,879
4.25% 11/21/49	160,000	191,794
4.55% 3/15/35	80,000	98,513
Becton Dickinson and Co
3.36% 6/6/24	470,000	506,769

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Becton Dickinson and Co (continued)
3.73% 12/15/24	313,000	$ 344,619
4.69% 12/15/44	516,000	635,179
Bristol-Myers Squibb
2.90% 7/26/24	1,680,000	1,817,403
3.20% 6/15/26	820,000	920,232
3.40% 7/26/29	1,450,000	1,689,945
3.88% 8/15/25	200,000	227,517
Cigna
3.40% 9/17/21	720,000	744,344
3.75% 7/15/23	1,660,000	1,802,209
4.13% 11/15/25	550,000	632,240
4.38% 10/15/28	2,380,000	2,816,568
CVS Health
3.35% 3/9/21	372,000	379,380
3.63% 4/1/27	300,000	336,992
3.70% 3/9/23	870,000	934,810
3.75% 4/1/30	760,000	873,917
3.88% 7/20/25	1,380,000	1,549,738
4.10% 3/25/25	1,040,000	1,175,637
4.13% 4/1/40	300,000	353,826
4.25% 4/1/50	80,000	96,226
4.30% 3/25/28	7,500,000	8,768,191
5.05% 3/25/48	670,000	871,515
5.13% 7/20/45	1,110,000	1,429,714
Johnson & Johnson 3.70% 3/1/46	540,000	675,221
Pfizer 2.63% 4/1/30	910,000	1,001,098
		43,353,485
Pipelines–1.73%
Cameron LNG
2.90% 7/15/31	320,000	342,519
3.30% 1/15/35	3,530,000	3,890,669
Energy Transfer Operating
2.90% 5/15/25	560,000	573,424
3.75% 5/15/30	2,850,000	2,816,211
4.50% 4/15/24	10,000	10,841
4.95% 6/15/28	350,000	375,794
5.25% 4/15/29	540,000	589,288
6.25% 4/15/49	240,000	254,344
Enterprise Products Operating
2.80% 1/31/30	1,310,000	1,373,579
3.13% 7/31/29	200,000	214,033
3.70% 1/31/51	520,000	540,619
3.95% 2/15/27	1,283,000	1,462,649
3.95% 1/31/60	320,000	330,859
4.15% 10/16/28	1,100,000	1,256,739
4.20% 1/31/50	400,000	442,580
4.45% 2/15/43	200,000	220,970
4.80% 2/1/49	100,000	118,385
4.85% 3/15/44	160,000	185,106
7.55% 4/15/38	160,000	221,955
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan
4.30% 6/1/25	610,000	$ 680,036
4.30% 3/1/28	1,200,000	1,359,725
5.20% 3/1/48	90,000	109,265
5.55% 6/1/45	460,000	558,380
Kinder Morgan Energy Partners
3.50% 3/1/21	350,000	354,360
4.25% 9/1/24	1,080,000	1,184,161
5.50% 3/1/44	80,000	93,792
MPLX
4.50% 4/15/38	980,000	979,664
4.70% 4/15/48	680,000	697,140
4.80% 2/15/29	180,000	200,205
5.50% 2/15/49	830,000	941,746
Sunoco Logistics Partners Operations 5.30% 4/1/44	70,000	67,517
Tennessee Gas Pipeline 2.90% 3/1/30	2,080,000	2,131,172
Transcontinental Gas Pipe Line 7.85% 2/1/26	4,280,000	5,571,082
Western Midstream Operating L.P.
•2.16% 1/13/23	250,000	229,438
3.10% 2/1/25	390,000	369,026
4.05% 2/1/30	1,430,000	1,376,289
Williams
4.85% 3/1/48	220,000	240,558
8.75% 3/15/32	500,000	741,250
		33,105,370
Retail–0.95%
Costco Wholesale
1.38% 6/20/27	1,220,000	1,245,630
1.60% 4/20/30	690,000	697,108
Home Depot
2.50% 4/15/27	420,000	460,119
2.70% 4/15/30	610,000	669,676
3.30% 4/15/40	690,000	782,373
3.35% 4/15/50	1,880,000	2,143,987
3.90% 6/15/47	120,000	146,746
Lowe's Cos
5.00% 4/15/40	140,000	181,876
5.13% 4/15/50	1,060,000	1,463,196
McDonald's
1.45% 9/1/25	1,050,000	1,076,462
2.13% 3/1/30	520,000	533,098
3.30% 7/1/25	580,000	644,343
3.50% 3/1/27	200,000	226,251
3.60% 7/1/30	590,000	678,597
3.63% 9/1/49	110,000	121,906
3.70% 1/30/26	560,000	635,967
4.20% 4/1/50	660,000	799,433
4.88% 12/9/45	1,390,000	1,795,308
Target 2.25% 4/15/25	690,000	738,108

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
TJX Cos.
3.50% 4/15/25	570,000	$ 634,184
3.75% 4/15/27	160,000	182,521
Walmart
3.05% 7/8/26	1,020,000	1,150,770
3.70% 6/26/28	940,000	1,113,711
		18,121,370
Savings & Loans–0.09%
μNationwide Building Society 4.36% 8/1/24	1,510,000	1,633,570
		1,633,570
Semiconductors–1.09%
Broadcom
2.25% 11/15/23	1,350,000	1,394,836
3.15% 11/15/25	1,590,000	1,688,111
4.70% 4/15/25	1,560,000	1,756,371
Intel
4.60% 3/25/40	350,000	461,838
4.75% 3/25/50	2,880,000	4,057,619
4.95% 3/25/60	530,000	778,859
Micron Technology 2.50% 4/24/23	810,000	841,137
NVIDIA
2.85% 4/1/30	450,000	500,460
3.50% 4/1/40	1,240,000	1,446,601
3.50% 4/1/50	3,170,000	3,673,636
3.70% 4/1/60	870,000	1,032,440
NXP 2.70% 5/1/25	250,000	262,612
Texas Instruments
1.75% 5/4/30	550,000	558,002
3.88% 3/15/39	300,000	371,795
4.15% 5/15/48	1,540,000	1,990,939
		20,815,256
Software–0.53%
Adobe 2.30% 2/1/30	2,140,000	2,310,621
Microsoft
2.40% 8/8/26	1,400,000	1,528,384
2.53% 6/1/50	461,000	477,001
2.70% 2/12/25	310,000	338,310
3.30% 2/6/27	2,540,000	2,903,843
3.45% 8/8/36	40,000	48,229
3.70% 8/8/46	280,000	351,189
4.10% 2/6/37	779,000	1,004,812
salesforce.com 3.70% 4/11/28	1,000,000	1,166,624
		10,129,013
Telecommunications–1.41%
America Movil 3.13% 7/16/22	950,000	982,737
AT&T
3.40% 5/15/25	1,300,000	1,429,424
3.80% 2/15/27	1,340,000	1,508,956
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T (continued)
4.13% 2/17/26	601,000	$ 684,901
4.35% 6/15/45	880,000	989,930
Sprint Spectrum 3.36% 3/20/23	1,562,500	1,581,531
Telefonica Emisiones 5.21% 3/8/47	490,000	614,294
T-Mobile USA
3.50% 4/15/25	890,000	970,118
3.75% 4/15/27	170,000	188,615
3.88% 4/15/30	2,080,000	2,318,306
Verizon Communications
3.15% 3/22/30	720,000	813,836
3.38% 2/15/25	560,000	621,474
3.50% 11/1/24	530,000	586,630
3.85% 11/1/42	890,000	1,086,317
4.00% 3/22/50	320,000	402,848
4.13% 3/16/27	440,000	518,671
4.13% 8/15/46	630,000	785,375
4.40% 11/1/34	910,000	1,130,762
4.50% 8/10/33	4,240,000	5,280,000
4.52% 9/15/48	330,000	436,083
4.86% 8/21/46	940,000	1,277,836
5.25% 3/16/37	560,000	757,896
5.50% 3/16/47	120,000	177,667
Vodafone Group 4.38% 5/30/28	1,540,000	1,831,171
		26,975,378
Transportation–0.25%
Union Pacific
2.15% 2/5/27	730,000	770,486
2.40% 2/5/30	690,000	737,506
3.75% 7/15/25	380,000	430,238
3.75% 2/5/70	900,000	1,001,951
3.84% 3/20/60	920,000	1,080,624
3.95% 9/10/28	570,000	676,626
		4,697,431
Total Corporate Bonds (Cost $709,498,188)		763,596,582
NON-AGENCY ASSET-BACKED SECURITIES–5.09%
•ACIS CLO Series 2015-6A A1 2.28% (LIBOR03M + 1.59%) 5/1/27	639,653	638,100
•AMMC CLO Series 2013-12A AR 1.65% (LIBOR03M + 1.20%) 11/10/30	1,500,000	1,463,433
•Apex Credit CLO Series 2017-1A A1 2.49% (LIBOR03M + 1.47%) 4/24/29	1,488,914	1,465,227

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Applebee's Funding/ IHOP Funding Series 2019-1A A2I 4.19% 6/7/49	3,150,000	$ 2,823,969
Avis Budget Rental Car Funding AESOP
Series 2019-2A A 3.35% 9/22/25	4,300,000	4,357,131
Series 2019-3A A 2.36% 3/20/26	1,390,000	1,370,536
Series 2020-1A A 2.33% 8/20/26	2,040,000	1,972,976
•Bain Capital Credit CLO 2020-1 Series 2020-1A A1 2.46% (LIBOR03M + 1.19%) 4/18/33	500,000	487,158
•BlueMountain CLO Series 2015-1A A1R 2.64% (LIBOR03M + 1.33%) 4/13/27	756,704	752,736
•BlueMountain CLO XXII Series 2018-22A A1 2.30% (LIBOR03M + 1.08%) 7/15/31	1,000,000	971,002
•California Street CLO Series 2012-9A AR2 3.16% (LIBOR03M + 1.32%) 7/16/32	1,080,000	1,063,150
•Carlyle Global Market Strategies CLO
Series 2014-3RA A1A 2.04% (LIBOR03M + 1.05%) 7/27/31	1,071,449	1,036,890
Series 2015-4A A1R 2.48% (LIBOR03M + 1.34%) 7/20/32	1,750,000	1,718,799
•Carlyle US CLO Series 2017-2A A1B 2.36% (LIBOR03M + 1.22%) 7/20/31	500,000	481,027
•Catskill Park CLO Series 2017-1A A2 2.84% (LIBOR03M + 1.70%) 4/20/29	1,500,000	1,458,936
•CBAM
Series 2017-1A A1 2.39% (LIBOR03M + 1.25%) 7/20/30	4,000,000	3,923,000
Series 2017-2A B1 2.88% (LIBOR03M + 1.75%) 10/17/29	1,250,000	1,217,287
•Cedar Funding VI CLO Series 2016-6A AR 2.23% (LIBOR03M + 1.09%) 10/20/28	450,000	443,259
•Cutwater Series 2014-1A A1AR 2.47% (LIBOR03M + 1.25%) 7/15/26	546,886	542,268
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 0.32% (LIBOR01M + 0.14%) 1/15/37	1,567,181	$ 1,464,658
•Denali Capital CLO Series 2013-1A A1LR 2.04% (LIBOR03M + 1.05%) 10/26/27	2,750,000	2,712,781
•Dryden 75 CLO Series 2019-75A AR 2.42% (LIBOR03M + 1.20%) 7/15/30	1,410,000	1,389,087
•Dryden XXV Senior Loan Fund Series 2012-25A ARR 2.12% (LIBOR03M + 0.90%) 10/15/27	1,460,400	1,442,384
•EFS Volunteer No. 2 Series 2012-1 A2 1.53% (LIBOR01M + 1.35%) 3/25/36	3,944,355	3,918,417
Fannie Mae Grantor Trust 2.90% 6/25/27	398,887	439,039
Ford Credit Floorplan Master Owner Trust A 4.06% 11/15/30	3,030,000	3,235,876
•Galaxy XIX CLO Series 2015-19A A1R 2.24% (LIBOR03M + 1.22%) 7/24/30	2,000,000	1,954,768
•Grippen Park CLO Series 2017-1A A 2.40% (LIBOR03M + 1.26%) 1/20/30	2,000,000	1,976,124
•Halcyon Loan Advisors Funding Series 2015-2A AR 2.07% (LIBOR03M + 1.08%) 7/25/27	866,898	853,771
•Halsey Point CLO I Series 2019-1A A1A1 3.26% (LIBOR03M + 1.35%) 1/20/33	2,530,000	2,474,568
•KKR CLO
Series 16 A2R 2.94% (LIBOR03M + 1.80%) 1/20/29	820,000	799,004
Series 18 A 2.41% (LIBOR03M + 1.27%) 7/18/30	3,000,000	2,936,400
Series 21 A 2.22% (LIBOR03M + 1.00%) 4/15/31	1,750,000	1,681,715
•LCM Series 14A AR 2.18% (LIBOR03M + 1.04%) 7/20/31	2,000,000	1,939,760
•LCM XVIII Series 19A AR 2.46% (LIBOR03M + 1.24%) 7/15/27	510,000	505,146

LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Midocean Credit Clo VII Series 2017-7A BR 2.82% (LIBOR03M + 1.60%) 7/15/29	1,750,000	$ 1,673,765
•Myers Park CLO B1 2.74% (LIBOR03M + 1.60%) 10/20/30	1,020,000	981,148
Navient Private Education Loan Trust Series 2020-A A2A 2.46% 11/15/68	2,060,000	2,129,348
•Octagon Investment Partners 45 Series 2019-1A A 2.55% (LIBOR03M + 1.33%) 10/15/32	1,500,000	1,478,481
•OHA Loan Funding Series 2013-2A AR 1.40% (LIBOR03M + 1.04%) 5/23/31	2,040,000	1,991,897
•Owl Rock CLO Series 2020-3A A1L 2.97% (LIBOR03M + 1.80%) 4/20/32	2,010,000	1,907,076
•Recette Clo Series 2015-1A AR 2.06% (LIBOR03M + 0.92%) 10/20/27	643,991	635,277
SBA Small Business Investment Companies
Series 2018-10B 1 3.55% 9/10/28	1,091,050	1,172,882
Series 2019-10A 1 3.11% 3/10/29	1,273,156	1,361,141
•Seneca Park CLO Series 2014-1A AR 2.25% (LIBOR03M + 1.12%) 7/17/26	195,190	194,469
•Seven Sticks CLO Series 2016-1A A1R 2.27% 7/15/28	994,787	973,273
•SLC Student Loan Trust Series 2008-1 A4A 1.91% (LIBOR03M + 1.60%) 12/15/32	3,385,023	3,344,358
•SLM Private Credit Student Loan Trust
Series 2005-B A4 0.64% (LIBOR03M + 0.33%) 6/15/39	1,683,445	1,578,583
Series 2006-A A5 0.60% (LIBOR03M + 0.29%) 6/15/39	1,400,232	1,298,568
•Structured Asset Securities Mortgage Loan Trust Series 2006-GEL3 A3 0.48% (LIBOR01M + 0.30%) 7/25/36	1,455,457	1,448,320
•Symphony CLO XVIII Series 2016-18A B 2.84% (LIBOR03M + 1.80%) 1/23/28	1,200,000	1,170,248
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•TCI-Symphony CLO Series 2016-1A BR 2.96% (LIBOR03M + 1.65%) 10/13/29	2,000,000	$ 1,921,926
•Towd Point Mortgage Trust
Series 2015-6 A1B 2.75% 4/25/55	1,676,363	1,704,798
Series 2016-1 A1B 2.75% 2/25/55	133,763	135,351
Series 2016-2 A1 3.00% 8/25/55	159,138	163,263
•Tralee CLO III Series 2014-3A AR 2.17% (LIBOR03M + 1.03%) 10/20/27	1,826,384	1,795,458
•Tralee CLO V Series 2018-5A B 2.84% (LIBOR03M + 1.70%) 10/20/28	1,200,000	1,164,425
•Tralee Clo VI Series 2019-6A AS 2.29% (LIBOR03M + 1.30%) 10/25/32	1,980,000	1,962,051
United States Small Business Administration Series 2019-25G 1 2.69% 7/1/44	659,739	707,475
•Venture 32 CLO Series 2018-32A A2A 2.21% (LIBOR03M + 1.07%) 7/18/31	1,750,000	1,691,975
•Voya CLO Series 2016-3A A1R 2.33% (LIBOR03M + 1.19%) 10/18/31	750,000	736,272
•Whitehorse XII Series 2018-12A A 2.47% (LIBOR03M + 1.25%) 10/15/31	1,000,000	968,726
•Zais Clo 13 Series 2019-13A A1A 2.71% (LIBOR03M + 1.49%) 7/15/32	3,000,000	2,915,754
Total Non-Agency Asset-Backed Securities (Cost $98,151,831)		97,116,690
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.36%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 0.72% (LIBOR01M + 0.54%) 11/25/35	1,560,768	1,531,413
CSMC Trust
φ 3.06% 10/25/59	4,169,204	4,191,214
•Series 2018-J1 A2 3.50% 2/25/48	14,000,615	14,516,216
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	818,780	844,162
φGCAT 2019-NQM2 Trust Series 2020-NQM1 A3 2.55% 1/25/60	5,073,524	5,042,235

LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA REMIC Series 2019-123 A 3.00% 10/20/49	799,753	$ 817,661
•Impac CMB Trust Series Series 2007-A A 0.68% (LIBOR01M + 0.50%) 5/25/37	2,754,593	2,486,960
•JP Morgan Mortgage Trust
Series 2017-5 A2 3.14% 10/26/48	4,344,749	4,486,644
Series 2018-4 A1 3.50% 10/25/48	2,279,292	2,340,049
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 0.55% (LIBOR01M + 0.37%) 8/25/36	1,137,380	1,117,592
Natixis Commercial Mortgage Securities Trust
A 3.05% 8/15/36	7,150,000	7,334,949
*• XA 1.50% 8/15/36	32,225,000	1,491,399
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	1,586,710	1,694,930
Series 2015-1A A3 3.75% 5/28/52	833,962	911,495
Series 2015-2A A1 3.75% 8/25/55	282,206	299,302
Series 2015-2A A2 3.75% 8/25/55	3,502,290	3,794,713
Series 2016-3A A1B 3.25% 9/25/56	1,861,135	1,909,422
Series 2016-3A B1 4.00% 9/25/56	4,557,216	4,695,965
Series 2016-4A B2 4.75% 11/25/56	2,188,469	2,319,632
Series 2017-1A A1 4.00% 2/25/57	4,845,533	5,158,889
Series 2017-4A A1 4.00% 5/25/57	5,019,743	5,498,516
Series 2017-6A A1 4.00% 8/27/57	9,451,298	10,003,660
United States Small Business Administration Series 2019-20D 1 2.98% 4/1/39	686,583	730,284
Total Non-Agency Collateralized Mortgage Obligations (Cost $81,486,022)		83,217,302
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.91%
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	2,560,000	2,711,071
•CHT-COSMO Mortgage Trust Series 2017-CSMO A 1.11% (LIBOR01M + 0.93%) 11/15/36	730,000	702,677
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
*•Series 2013-GC11 XA 1.52% 4/10/46	11,081,028	$ 342,465
Series 2014-GC25 A4 3.64% 10/10/47	889,000	961,167
Series 2016-P3 A4 3.33% 4/15/49	758,000	823,548
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	775,000	787,748
Series 2014-CR16 A4 4.05% 4/10/47	774,000	842,217
Series 2014-CR20 A4 3.59% 11/10/47	402,000	436,660
Series 2014-CR20 AM 3.94% 11/10/47	1,580,000	1,669,210
Series 2015-CR23 A4 3.50% 5/10/48	418,000	454,795
•Credit Suisse Commercial Mortgage Securities Series 2019-SKLZ A 1.43% (LIBOR01M + 1.25%) 1/15/34	4,280,000	4,127,264
CSMC Series 2014-USA B 4.18% 9/15/37	7,380,000	6,722,376
CSMC Trust Series 2017-LSTK A 2.76% 4/5/33	1,350,000	1,345,197
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	925,000	1,004,954
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.88% 11/10/46	948,000	953,612
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	437,000	433,953
•Series 2013-PEMB A 3.67% 3/5/33	5,000,000	4,951,055
Series 2015-GC32 A4 3.76% 7/10/48	512,000	563,989
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-MKST D 1.68% (LIBOR01M + 1.50%) 12/15/36	5,130,000	4,439,907
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,984,606
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,704,000	1,840,142

LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	686,000	$ 660,218
Series 2015-JP1 A5 3.91% 1/15/49	1,298,000	1,445,485
•KNDL Mortgage Trust Series 2019-KNSQ A 0.98% (LIBOR01M + 0.80%) 5/15/36	4,450,000	4,354,806
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.26% 2/15/46	3,000,000	2,805,441
Series 2014-C17 A5 3.74% 8/15/47	717,000	774,181
Series 2015-C23 A4 3.72% 7/15/50	1,618,000	1,768,262
Series 2015-C26 A5 3.53% 10/15/48	1,271,800	1,434,842
Series 2016-C29 A4 3.33% 5/15/49	710,000	773,438
•Morgan Stanley Capital I Trust Series 2019-BPR A 1.58% (LIBOR01M + 1.40%) 5/15/36	3,460,000	3,304,428
MSCG Trust Series 2016-SNR C 5.21% 11/15/34	892,500	873,113
•Rosslyn Portfolio Trust Series 2017-ROSS A 1.94% (LIBOR01M + 0.95%) 6/15/33	1,490,000	1,461,124
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	1,169,521
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.14% 10/15/45	474,000	485,759
Series 2015-C26 AS 3.58% 2/15/48	7,640,000	7,958,239
*•Series 2016-BNK1 XA 1.89% 8/15/49	17,337,759	1,414,158
*•Series 2016-C36 XA 1.44% 11/15/59	40,912,843	2,390,922
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	3,354,620
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $77,075,875)		74,527,170
REGIONAL BONDS–0.19%
Canada—0.19%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,570,658
Province of Manitoba Canada 2.13% 6/22/26	872,000	935,702
	Principal Amount°	Value (U.S. $)
REGIONAL BONDS (continued)
Canada (continued)
Province of Quebec Canada 2.50% 4/20/26	959,000	$ 1,051,780
		3,558,140
Total Regional Bonds (Cost $3,325,767)		3,558,140
ΔSOVEREIGN BONDS–5.05%
Colombia—0.38%
Colombia Government International Bond
3.13% 4/15/31	680,000	674,227
3.88% 4/25/27	1,740,000	1,835,717
4.50% 3/15/29	460,000	504,417
5.20% 5/15/49	890,000	1,043,018
5.63% 2/26/44	2,720,000	3,243,600
		7,300,979
India—0.07%
Export-Import Bank of India 3.38% 8/5/26	1,300,000	1,336,189
		1,336,189
Indonesia—0.58%
Indonesia Government International Bond
3.70% 10/30/49	2,060,000	2,140,597
3.85% 7/18/27	2,110,000	2,283,122
4.63% 4/15/43	950,000	1,087,693
4.88% 5/5/21	290,000	298,700
5.13% 1/15/45	4,350,000	5,324,705
		11,134,817
Israel—0.05%
State of Israel
2.75% 7/3/30	390,000	429,094
3.88% 7/3/50	490,000	581,316
		1,010,410
Japan—0.08%
Japan Finance Organization for Municipalities 2.13% 4/13/21	1,468,000	1,486,035
		1,486,035
Kazakhstan—0.22%
Kazakhstan Government International Bond 4.88% 10/14/44	3,240,000	4,107,166
		4,107,166
Kuwait—0.16%
Kuwait International Government Bond 3.50% 3/20/27	2,660,000	2,966,326
		2,966,326

LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico—0.55%
Mexico Government International Bond
4.00% 10/2/23	6,880,000	$ 7,336,144
4.75% 3/8/44	3,070,000	3,223,500
		10,559,644
Panama—0.55%
Panama Government International Bond
4.30% 4/29/53	1,540,000	1,834,540
4.50% 5/15/47	3,470,000	4,250,750
4.50% 4/1/56	1,050,000	1,284,686
6.70% 1/26/36	2,230,000	3,208,435
		10,578,411
Peru—0.42%
Peruvian Government International Bond
5.63% 11/18/50	2,450,000	3,864,875
6.55% 3/14/37	2,690,000	4,092,189
		7,957,064
Poland—0.24%
Republic of Poland Government International Bond 4.00% 1/22/24	4,060,000	4,501,647
		4,501,647
Qatar—0.57%
Qatar Government International Bond
3.25% 6/2/26	270,000	292,803
3.88% 4/23/23	3,210,000	3,442,276
4.00% 3/14/29	1,600,000	1,839,811
4.82% 3/14/49	4,030,000	5,296,347
		10,871,237
Russia—0.53%
Russian Foreign Bond - Eurobond
5.63% 4/4/42	5,200,000	7,052,760
5.63% 4/4/42	400,000	542,520
5.88% 9/16/43	1,800,000	2,527,920
		10,123,200
Saudi Arabia—0.04%
Saudi Government International Bond 2.88% 3/4/23	640,000	667,223
		667,223
United Arab Emirates—0.35%
Abu Dhabi Government International Bond
2.50% 10/11/22	5,320,000	5,492,900
3.88% 4/16/50	1,000,000	1,180,750
		6,673,650
Uruguay—0.26%
Uruguay Government International Bond
4.38% 1/23/31	80,000	93,501
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Uruguay (continued)
Uruguay Government International Bond (continued)
5.10% 6/18/50	3,840,000	$ 4,953,638
		5,047,139
Total Sovereign Bonds (Cost $84,767,859)		96,321,137
SUPRANATIONAL BANK–0.02%
FMS Wertmanagement 1.38% 6/8/21	476,000	481,012
Total Supranational Bank (Cost $476,505)		481,012
U.S. TREASURY OBLIGATIONS–7.77%
U.S. Treasury Bonds
1.25% 5/15/50	53,510,000	51,371,690
2.00% 2/15/50	15,040,000	17,214,925
2.25% 8/15/49	1,850,000	2,223,758
U.S. Treasury Inflation Indexed Bonds
0.25% 2/15/50	9,505,984	10,672,695
1.00% 2/15/46	11,310,139	14,630,953
1.00% 2/15/48	5,272,496	6,975,658
1.00% 2/15/49	26,680,562	35,633,175
1.38% 2/15/44	3,862,229	5,273,075
U.S. Treasury Notes
0.25% 5/31/25	50,000	49,936
0.38% 4/30/25	460,000	462,084
0.50% 4/30/27	2,700,000	2,704,219
0.63% 5/15/30	190,000	189,421
1.50% 11/30/24	770,000	812,320
Total U.S. Treasury Obligations (Cost $133,345,761)		148,213,909

	Number of Shares
MONEY MARKET FUND–4.80%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.11%)	91,532,227	91,532,227
Total Money Market Fund (Cost $91,532,227)		91,532,227

	Principal Amount°
SHORT-TERM INVESTMENTS—3.94%
Agency Obligations–0.69%
•Federal Home Loan Mortgage 0.12% (SOFR + 0.04%) 9/10/20	2,780,000	2,779,619
•Federal Home Loan Banks 0.20% (SOFR + 0.12%) 10/7/20	4,580,000	4,580,176

LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Agency Obligations (continued)
≠Federal Home Loan Bank Discount Notes 0.15% 8/17/20	5,840,000	$ 5,838,856
		13,198,651
U.S. Treasury Obligations–3.25%
≠U.S. Treasury Bills
0.14% 8/18/20	13,340,000	13,337,599
0.18% 10/15/20	17,300,000	17,292,232
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Obligations (continued)
≠U.S. Treasury Bills (continued)
0.16% 10/22/20	27,840,000	$ 27,826,892
0.17% 10/8/20	3,530,000	3,528,568
		61,985,291
Total Short-Term Investments (Cost $75,182,125)		75,183,942

TOTAL INVESTMENTS–100.84% (Cost $1,831,676,004)	1,923,952,788

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.84%)	(15,969,848)
NET ASSETS APPLICABLE TO 179,194,338 SHARES OUTSTANDING–100.00%	$1,907,982,940
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND STANDARD CLASS ($1,588,441,095 / 149,129,258 Shares)	$10.651
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND SERVICE CLASS ($319,541,845 / 30,065,080 Shares)	$10.628
COMPONENTS OF NET ASSETS AT JUNE 30, 2020:
Shares of beneficial interest (unlimited authorization–no par)	$1,774,249,927
Distributable earnings/(accumulated loss)	133,733,013
TOTAL NET ASSETS	$1,907,982,940

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2020.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.
★ Includes $244,876 cash collateral held at broker for futures contracts, $10,444,621 cash collateral held at brokers for centrally cleared swap contracts, $1,396,906 variation margin due from brokers on centrally cleared interest rate swap contracts, $106,536,429 payable for securities purchased, $798,283 payable for fund shares redeemed, $59,605 other accrued expenses payable, $820,875 due to manager and affiliates, $1,397 due to custodian and $204,029 variation margin due to broker on futures contracts as of June 30, 2020.
LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
The following futures contracts and swap contracts were outstanding at June 30, 2020:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(201)	30 Day Federal Funds	$ (83,765,076)	$ (83,798,197)	6/30/21	$ 33,121	$ —
(451)	90 Day IMM Eurodollar	(112,524,500)	(112,359,153)	3/15/21	—	(165,347)
(1,382)	90 Day IMM Eurodollar	(344,809,000)	(342,565,735)	12/13/21	—	(2,243,265)
(1,331)	U.S. Treasury 10 yr Notes	(185,237,766)	(183,823,190)	9/21/20	—	(1,414,576)
711	U.S. Treasury 2 yr Notes	157,008,798	156,955,517	9/30/20	53,281	—
2,314	U.S. Treasury 5 yr Notes	290,967,423	290,252,900	9/30/20	714,523	—
104	U.S. Treasury Long Bonds	18,570,500	18,495,649	9/21/20	74,851	—
287	U.S. Treasury Ultra Bonds	62,610,844	61,056,683	9/21/20	1,554,161	—
Total Futures Contracts					$2,429,937	$(3,823,188)
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared/
Protection Sold
CDX.NA.IG.34- Quarterly[4]	341,828,000	(1.00%)	6/20/25	$3,993,622	$88,291	$3,905,331	$—
LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
10 yr IRS-Semiannual/Quarterly	50,500,000	0.71%	(0.38%) [5]	5/20/30	$(408,269)	$(203,239)	$—	$(205,030)
2 yr IRS-Semiannual/Quarterly	30,000,000	(1.73%)	0.31% [5]	6/27/21	(443,456)	—	—	(443,456)
25 yr IRS-Semiannual/Quarterly	57,209,000	1.85%	(0.39%) [5]	11/15/44	(12,354,892)	88,519	—	(12,443,411)
25 yr IRS-Semiannual/Quarterly	5,586,000	1.81%	(0.39%) [5]	11/15/44	(1,155,131)	7,213	—	(1,162,344)
4 yr IRS-Semiannual/Quarterly	370,500,000	(0.65%)	0.30% [5]	8/31/24	5,843,033	18,732	5,824,301	—
4 yr IRS-Semiannual/Quarterly	119,601,000	(0.38%)	0.30% [5]	8/31/24	543,834	41,051	502,783	—
6 yr IRS-Semiannual/Quarterly	71,204,000	1.60%	(0.39%) [5]	11/15/26	(5,458,658)	187,580	—	(5,646,238)
7 yr IRS-Semiannual/Quarterly	86,261,000	1.55%	(0.31%) [5]	6/30/26	(5,986,414)	265,083	—	(6,251,497)
7 yr IRS-Annual	61,791,000	0.30%	(1.00%) [5]	2/15/27	(397,651)	103,099	—	(500,750)
7 yr IRS-Annual	61,791,000	(0.30%)	1.00% [5]	2/15/27	397,651	461,965	—	(64,314)
7 yr IRS-Semiannual/Quarterly	54,660,000	(0.77%)	0.30% [5]	3/24/27	1,320,153	409,269	910,884	—
7 yr IRS-Annual	62,071,000	0.26%	(1.00%) [5]	5/15/27	(138,600)	(208,272)	69,672	—
5 yr IRS-Semiannual/Quarterly	20,879,000	(2.56%)	0.35% [5]	5/31/22	977,587	(4,671)	982,258	—
Total IRS Contracts						$1,166,329	$8,289,898	$(26,717,040)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2020.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] Rate resets based on LIBOR03M.

Summary of Abbreviations:
BB–Barclays Bank
BNP–BNP Paribas
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
MSCG–Morgan Stanley Capital Group
PC–Participation Certificate
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
TBA–To be announced
USD–United States Dollar
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund–22

LVIP Western Asset Core Bond Fund
Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
INVESTMENT INCOME:
Interest	$ 28,405,936
EXPENSES:
Management fees	4,468,500
Distribution fees-Service Class	372,808
Shareholder servicing fees	289,084
Accounting and administration expenses	178,286
Custodian fees	42,915
Professional fees	40,522
Pricing fees	33,743
Trustees’ fees and expenses	26,696
Reports and statements to shareholders	14,227
Consulting fees	1,577
Other	12,231
Total operating expenses	5,480,589
NET INVESTMENT INCOME	22,925,347
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	34,744,592
Futures contracts	31,619,112
Options purchased	(955,738)
Options written	4,865,402
Swap contracts	(12,271,388)
Net realized gain	58,001,980
Net change in unrealized appreciation (depreciation) of:
Investments	34,384,807
Futures contracts	216,791
Options purchased	(28,179)
Options written	(119,761)
Swap contracts	(21,159,047)
Net change in unrealized appreciation (depreciation)	13,294,611
NET REALIZED AND UNREALIZED GAIN	71,296,591
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 94,221,938
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/20 (unaudited)	Year Ended 12/31/19
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 22,925,347	$ 49,128,460
Net realized gain	58,001,980	6,430,742
Net change in unrealized appreciation (depreciation)	13,294,611	119,025,114
Net increase in net assets resulting from operations	94,221,938	174,584,316
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(47,624,674)
Service Class	—	(6,684,451)
Return of capital:
Standard Class	—	(411,051)
Service Class	—	(57,694)
	—	(54,777,870)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	117,487,674	226,477,248
Service Class	77,160,401	159,356,182
Reinvestment of dividends and distributions:
Standard Class	—	48,035,725
Service Class	—	6,742,145
	194,648,075	440,611,300
Cost of shares redeemed:
Standard Class	(357,624,418)	(221,247,877)
Service Class	(44,967,996)	(28,863,910)
	(402,592,414)	(250,111,787)
Increase (decrease) in net assets derived from capital share transactions	(207,944,339)	190,499,513
NET INCREASE (DECREASE) IN NET ASSETS	(113,722,401)	310,305,959
NET ASSETS:
Beginning of period	2,021,705,341	1,711,399,382
End of period	$1,907,982,940	$2,021,705,341
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund–23

LVIP Western Asset Core Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Western Asset Core Bond Fund Standard Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended			7/14/16 [1] to 12/31/16
		12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.116	$ 9.415	$ 9.862	$ 9.593	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.120	0.276	0.262	0.203	0.074
Net realized and unrealized gain (loss)	0.415	0.710	(0.367)	0.233	(0.406)
Total from investment operations	0.535	0.986	(0.105)	0.436	(0.332)
Less dividends and distributions from:
Net investment income	—	(0.283)	(0.293)	(0.167)	(0.075)
Return of capital	—	(0.002)	(0.049)	—	—
Total dividends and distributions	—	(0.285)	(0.342)	(0.167)	(0.075)
Net asset value, end of period	$ 10.651	$ 10.116	$ 9.415	$ 9.862	$ 9.593
Total return[4]	5.29%	10.48%	(1.03%)	4.54%	(3.32%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,588,441	$1,748,824	$1,585,597	$1,836,303	$1,166,624
Ratio of expenses to average net assets	0.51%	0.51%	0.52%	0.51%	0.50%
Ratio of net investment income to average net assets	2.34%	2.75%	2.71%	2.06%	1.61%
Portfolio turnover	141%	159%	176%	419%	182% [5]

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Excludes the value of securities received or delivered as a result of in-kind subscriptions of the Fund's capital shares.
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund–24

LVIP Western Asset Core Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Western Asset Core Bond Fund Service Class
	Six Months Ended 6/30/20[2] (unaudited)	Year Ended			7/14/16 [1] to 12/31/16
		12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$ 10.107	$ 9.413	$ 9.866	$ 9.593	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.107	0.251	0.236	0.180	0.062
Net realized and unrealized gain (loss)	0.414	0.709	(0.364)	0.230	(0.406)
Total from investment operations	0.521	0.960	(0.128)	0.410	(0.344)
Less dividends and distributions from:
Net investment income	—	(0.264)	(0.279)	(0.137)	(0.063)
Return of capital	—	(0.002)	(0.046)	—	—
Total dividends and distributions	—	(0.266)	(0.325)	(0.137)	(0.063)
Net asset value, end of period	$ 10.628	$ 10.107	$ 9.413	$ 9.866	$ 9.593
Total return[4]	5.15%	10.21%	(1.27%)	4.27%	(3.44%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$319,542	$272,881	$125,802	$41,613	$ 10
Ratio of expenses to average net assets	0.76%	0.76%	0.77%	0.76%	0.75%
Ratio of net investment income to average net assets	2.09%	2.50%	2.46%	1.81%	1.36%
Portfolio turnover	141%	159%	176%	419%	182% [5]

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Excludes the value of securities received or delivered as a result of in-kind subscriptions of the Fund's capital shares.
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund–25

LVIP Western Asset Core Bond Fund
Notes to Financial Statements
June 30, 2020 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Western Asset Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize total return, consistent with prudent investment management and liquidity needs.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended December 31, 2017-December 31, 2019), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange
LVIP Western Asset Core Bond Fund–26

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.45% of the first $2 billion of the Fund’s average daily net assets; and 0.35% of the Fund’s average daily net assets in excess of $2 billion.   The management fee is calculated daily and paid monthly.
Western Asset Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2020, costs for these administrative and legal services were as follows:
Administrative	$63,130
Legal	11,255
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,619 for the six months ended June 30, 2020.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2020, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$705,587
Distribution fees payable to LFD	64,199
Printing and mailing fees payable to Lincoln Life	5,618
Shareholder servicing fees payable to Lincoln Life	45,471
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Western Asset Core Bond Fund–27

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 273,570,807
Purchases of U.S. government securities	2,464,358,108
Sales other than U.S. government securities	124,005,446
Sales of U.S. government securities	2,905,470,239
At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,831,676,004
Aggregate unrealized appreciation of investments and derivatives	$ 202,125,792
Aggregate unrealized depreciation of investments and derivatives	(17,572,224)
Net unrealized appreciation of investments and derivatives	$ 184,553,568
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the statements of assets and liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Western Asset Core Bond Fund–28

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 21,597,031	$ —	$ 21,597,031
Agency Commercial Mortgage-Backed Securities	—	15,050,502	—	15,050,502
Agency Mortgage-Backed Securities	—	452,761,644	795,500	453,557,144
Corporate Bonds	—	763,596,582	—	763,596,582
Non-Agency Asset-Backed Securities	—	97,116,690	—	97,116,690
Non-Agency Collateralized Mortgage Obligations	—	83,217,302	—	83,217,302
Non-Agency Commercial Mortgage-Backed Securities	—	74,527,170	—	74,527,170
Regional Bonds	—	3,558,140	—	3,558,140
Sovereign Bonds	—	96,321,137	—	96,321,137
Supranational Bank	—	481,012	—	481,012
U.S. Treasury Obligations	—	148,213,909	—	148,213,909
Money Market Fund	91,532,227	—	—	91,532,227
Short-Term Investment	—	75,183,942	—	75,183,942
Total Investments	$91,532,227	$1,831,625,061	$795,500	$1,923,952,788
Derivatives:

Assets:
Futures Contracts	$ 2,429,937	$ —	$—	$ 2,429,937
Swap Contracts	$ —	$ 12,195,229	$—	$ 12,195,229
Liabilities:
Futures Contracts	$(3,823,188)	$ —	$—	$ (3,823,188)
Swap Contracts	$ —	$(26,717,040)	$—	$(26,717,040)
During the six months ended June 30, 2020, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/20	12/31/19
Shares sold:
Standard Class	11,450,859	21,998,093
Service Class	7,489,885	15,847,801
Shares reinvested:
Standard Class	—	4,767,814
Service Class	—	669,727
	18,940,744	43,283,435
Shares redeemed:
Standard Class	(35,192,865)	(22,304,325)
Service Class	(4,424,425)	(2,882,726)
	(39,617,290)	(25,187,051)
Net increase (decrease)	(20,676,546)	18,096,384
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S.
LVIP Western Asset Core Bond Fund–29

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2020, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities and to reduce transaction costs.
Options Contracts–During the six months ended June 30, 2020, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2020, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received payment(receipt) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2020, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
LVIP Western Asset Core Bond Fund–30

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
During the six months ended June 30, 2020, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the footnotes to the Schedule of Investments, at June 30, 2020, the notional value of the protection sold was USD 341,828,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2020, net unrealized appreciation of the protection sold was $3,905,331.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2020, the Fund used CDS contracts to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Assets and Liabilities.
Fair values of derivative instruments as of June 30, 2020 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)*	Liabilities net of receivables and other assets	$ 2,429,937	Liabilities net of receivables and other assets	$ (3,823,188)
Swap contracts (Credit contracts)**	Liabilities net of receivables and other assets	3,905,331	Liabilities net of receivables and other assets	—
Swap contracts (Interest rate contracts)**	Liabilities net of receivables and other assets	8,289,898	Liabilities net of receivables and other assets	(26,717,040)
Total		$14,625,166		$(30,540,228)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
**	Includes cumulative appreciation (depreciation) of centrally cleared interest rate swap contracts from the date the contracts were opened through June 30, 2020. Only variation margin is reported on the Statement of Assets and Liabilities.
LVIP Western Asset Core Bond Fund–31

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$31,619,112	$ 216,791
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(955,738)	(28,179)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	4,865,402	(119,761)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,344,738)	2,536,708
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(9,926,650)	(23,695,755)
Total		$23,257,388	$(21,090,196)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,243,848,254	$435,329,037
Options contracts (average value)	64,818	787,832
CDS contracts (average notional value)**	—	297,543,428
Interest rate swap contracts (average notional value)***	363,975,857	318,798,286

**Long represents buying protection and short represents selling protection.
***Long represent paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2020, the Fund had no assets and liabilities subject to offsetting provisions.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP Western Asset Core Bond Fund–32

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Certain of the Fund’s investments and payment obligations may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invests cannot yet be determined.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and
LVIP Western Asset Core Bond Fund–33

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 8. Recent Accounting Pronouncements (continued)
the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Western Asset Core Bond Fund–34

LVIP Western Asset Core Bond Fund
Other Fund Information (unaudited)
Liquidity Risk Management
Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee (the "Committee"), a committee comprised of representatives of LIAC, the Fund's investment adviser. The Fund's Board of Trustees (“Board”) has approved the designation of the Committee to oversee the Program. The Program's principal objectives include supporting the Fund's compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund's liquidity and the periodic classification and re-classification of the Fund's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions. At a meeting of the Board on March 2-3, 2020, the Committee provided a written report to the Board addressing the operation, adequacy, and effectiveness of implementation of the Program for the period of December 1, 2018 through December 31, 2019. During the period covered by the report, there were no liquidity events that impacted the Fund or its respective ability to timely meet redemptions without dilution to existing shareholders. The Committee determined, and reported to the Board, that the Program had operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
LVIP Western Asset Core Bond Fund–35

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lincoln Variable Insurance Products Trust

By (Signature and Title) /s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date August 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date August 26, 2020

By (Signature and Title) /s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer (principal financial officer)

Date August 26, 2020